UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)
One Lincoln Street, Boston, MA 02111

(Address of principal executive offices) (zip code)
Ryan M. Louvar, Esq.
State Street Bank and Trust Company
One Lincoln Street/CPH0326
Boston, MA 02111
(Name and address of agent for service)
Copy to:
W. John McGuire, Esq.
Bingham McCutchen LLP
2020 K Street, N.W.
Washington, DC 20006
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: June 30
Date of reporting period: December 31, 2012

Item 1: Reports to Shareholders

SPDR® Series Trust – Equity Funds Semi-Annual Report December 31, 2012 Precise in a world that isn’t. SM

TABLE OF CONTENTS

Performance & Portfolio Summary
SPDR Dow Jones Total Market ETF (TMW)	1
SPDR Dow Jones Large Cap ETF (ELR)	4
SPDR S&P® 500 Growth ETF (SPYG)	7
SPDR S&P 500 Value ETF (SPYV)	10
SPDR Dow Jones Mid Cap ETF (EMM)	13
SPDR S&P 400 Mid Cap Growth ETF (MDYG)	16
SPDR S&P 400 Mid Cap Value ETF (MDYV)	19
SPDR S&P 600 Small Cap ETF (SLY)	22
SPDR S&P 600 Small Cap Growth ETF (SLYG)	25
SPDR S&P 600 Small Cap Value ETF (SLYV)	28
SPDR Global Dow ETF (DGT)	31
SPDR Dow Jones REIT ETF (RWR)	34
SPDR S&P Bank ETF (KBE)	37
SPDR S&P Capital Markets ETF (KCE)	40
SPDR S&P Insurance ETF (KIE)	43
SPDR S&P Mortgage Finance ETF (KME)	46
SPDR S&P Regional Banking ETF (KRE)	49
SPDR Morgan Stanley Technology ETF (MTK)	52
SPDR S&P Dividend ETF (SDY)	55
SPDR S&P Aerospace & Defense ETF (XAR)	58
SPDR S&P Biotech ETF (XBI)	61
SPDR S&P Health Care Equipment ETF (XHE)	64
SPDR S&P Health Care Services ETF (XHS)	67
SPDR S&P Homebuilders ETF (XHB)	70
SPDR S&P Metals & Mining ETF (XME)	73
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	76
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	79
SPDR S&P Pharmaceuticals ETF (XPH)	82
SPDR S&P Retail ETF (XRT)	85
SPDR S&P Semiconductor ETF (XSD)	88
SPDR S&P Software & Services ETF (XSW)	91
SPDR S&P Telecom ETF (XTL)	94
SPDR S&P Transportation ETF (XTN)	97
SPDR S&P 1500 Momentum Tilt ETF (MMTM)	100
SPDR S&P 1500 Value Tilt ETF (VLU)	101
SPDR Wells Fargo® Preferred Stock ETF (PSK)	102
Schedules of Investments
SPDR Dow Jones Total Market ETF (TMW)	105
SPDR Dow Jones Large Cap ETF (ELR)	116
SPDR S&P 500 Growth ETF (SPYG)	125
SPDR S&P 500 Value ETF (SPYV)	129

SPDR Dow Jones Mid Cap ETF (EMM)	134
SPDR S&P 400 Mid Cap Growth ETF (MDYG)	140
SPDR S&P 400 Mid Cap Value ETF (MDYV)	144
SPDR S&P 600 Small Cap ETF (SLY)	148
SPDR S&P 600 Small Cap Growth ETF (SLYG)	155
SPDR S&P 600 Small Cap Value ETF (SLYV)	160
SPDR Global Dow ETF (DGT)	166
SPDR Dow Jones REIT ETF (RWR)	169
SPDR S&P Bank ETF (KBE)	171
SPDR S&P Capital Markets ETF (KCE)	172
SPDR S&P Insurance ETF (KIE)	173
SPDR S&P Mortgage Finance ETF (KME)	174
SPDR S&P Regional Banking ETF (KRE)	175
SPDR Morgan Stanley Technology ETF (MTK)	176
SPDR S&P Dividend ETF (SDY)	177
SPDR S&P Aerospace & Defense ETF (XAR)	179
SPDR S&P Biotech ETF (XBI)	180
SPDR S&P Health Care Equipment ETF (XHE)	181
SPDR S&P Health Care Services ETF (XHS)	182
SPDR S&P Homebuilders ETF (XHB)	183
SPDR S&P Metals & Mining ETF (XME)	184
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	185
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	186
SPDR S&P Pharmaceuticals ETF (XPH)	187
SPDR S&P Retail ETF (XRT)	188
SPDR S&P Semiconductor ETF (XSD)	190
SPDR S&P Software & Services ETF (XSW)	191
SPDR S&P Telecom ETF (XTL)	193
SPDR S&P Transportation ETF (XTN)	194
SPDR S&P 1500 Momentum Tilt ETF (MMTM)	195
SPDR S&P 1500 Value Tilt ETF (VLU)	209
SPDR Wells Fargo® Preferred Stock ETF (PSK)	224
Financial Statements	228
Financial Highlights	258
Notes to Financial Statements	289
Other Information	306

SPDR Dow Jones Total Market ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Total Market ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.			DOW JONES U.S.
	NET ASSET	MARKET	TOTAL STOCK MARKET	NET ASSET	MARKET	TOTAL STOCK MARKET
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	6.10%	6.10%	6.38%	N/A	N/A	N/A

ONE YEAR	15.94%	16.01%	16.38%	15.94%	16.01%	16.38%

THREE YEARS	37.00%	37.08%	38.22%	11.06%	11.08%	11.39%

FIVE YEARS	10.91%	10.50%	11.54%	2.09%	2.02%	2.21%

TEN YEARS (1)	100.15%	100.16%	114.82%	7.19%	7.19%	7.95%

(1)	Effective June 14, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to June 14, 2005.

1

SPDR Dow Jones Total Market ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
(1)	Effective June 14, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to June 14, 2005.

2

SPDR Dow Jones Total Market ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

			INTERNATIONAL
DESCRIPTION	APPLE, INC.	EXXON MOBIL CORP.	BUSINESS MACHINES CORP.	GENERAL ELECTRIC CO.	CHEVRON CORP.

MARKET VALUE	$13,253,258	11,593,546	6,277,668	6,203,154	6,047,621

% OF NET ASSETS	3.1	2.7	1.5	1.4	1.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	8.3%
Pharmaceuticals	5.3
Computers & Peripherals	4.2
Insurance	4.0
Media	4.0
Software	3.6
IT Services	3.4
Commercial Banks	3.2
Real Estate Investment Trusts	3.2
Diversified Financial Services	2.9
Specialty Retail	2.7
Machinery	2.5
Diversified Telecommunication Services	2.4
Health Care Providers & Services	2.3
Chemicals	2.2
Food & Staples Retailing	2.2
Semiconductors & Semiconductor Equipment	2.2
Biotechnology	2.2
Aerospace & Defense	2.2
Hotels, Restaurants & Leisure	2.1
Industrial Conglomerates	2.0
Beverages	2.0
Household Products	2.0
Communications Equipment	2.0
Internet Software & Services	1.9
Energy Equipment & Services	1.9
Capital Markets	1.8
Health Care Equipment & Supplies	1.8
Electric Utilities	1.7
Tobacco	1.7
Food Products	1.6
Road & Rail	1.0
Internet & Catalog Retail	0.9
Multi-Utilities	0.9
Multiline Retail	0.9
Metals & Mining	0.8
Electronic Equipment, Instruments & Components	0.8
Electrical Equipment	0.8
Consumer Finance	0.8
Air Freight & Logistics	0.7
Life Sciences Tools & Services	0.6
Household Durables	0.6
Textiles, Apparel & Luxury Goods	0.6
Commercial Services & Supplies	0.6
Automobiles	0.4
Wireless Telecommunication Services	0.4
Paper & Forest Products	0.3
Auto Components	0.3
Construction & Engineering	0.3
Professional Services	0.2
Trading Companies & Distributors	0.2
Building Products	0.2
Personal Products	0.2
Airlines	0.2
Leisure Equipment & Products	0.2
Thrifts & Mortgage Finance	0.2
Diversified Consumer Services	0.2
Independent Power Producers & Energy Traders	0.2
Distributors	0.1
Containers & Packaging	0.1
Office Electronics	0.1
Construction Materials	0.1
Real Estate Management & Development	0.1
Water Utilities	0.1
Gas Utilities	0.0 **
Marine	0.0 **
Short Term Investments	3.5
Other Assets & Liabilities	(3.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount represent less than 0.05% of net assets.

3

SPDR Dow Jones Large Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Large Cap ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.			DOW JONES U.S.
	NET ASSET	MARKET	LARGE-CAP TOTAL	NET ASSET	MARKET	LARGE-CAP TOTAL
	VALUE	VALUE	STOCK MARKET INDEX	VALUE	VALUE	STOCK MARKET INDEX

SIX MONTHS	6.00%	6.06%	6.13%	N/A	N/A	N/A

ONE YEAR	15.91%	15.98%	16.12%	15.91%	15.98%	16.12%

THREE YEARS	36.41%	36.56%	37.08%	10.90%	10.95%	11.08%

FIVE YEARS	9.23%	9.47%	9.56%	1.78%	1.83%	1.84%

SINCE INCEPTION (1)	37.58%	37.65%	38.57%	4.57%	4.57%	4.67%

(1)	For the period November 8, 2005 to December 31, 2012.

4

SPDR Dow Jones Large Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

5

SPDR Dow Jones Large Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

					INTERNATIONAL
DESCRIPTION	APPLE, INC.	EXXON MOBIL CORP.	GENERAL ELECTRIC CO.	CHEVRON CORP.	BUSINESS MACHINES CORP.

MARKET VALUE	$1,559,113	1,229,529	681,776	662,682	632,690

% OF NET ASSETS	3.6	2.8	1.6	1.5	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	8.7%
Pharmaceuticals	5.7
Computers & Peripherals	4.6
Insurance	4.2
IT Services	3.7
Media	3.6
Software	3.6
Diversified Financial Services	3.3
Real Estate Investment Trusts	2.8
Commercial Banks	2.6
Chemicals	2.6
Diversified Telecommunication Services	2.5
Internet Software & Services	2.3
Specialty Retail	2.3
Aerospace & Defense	2.3
Industrial Conglomerates	2.2
Beverages	2.2
Food & Staples Retailing	2.2
Household Products	2.0
Energy Equipment & Services	2.0
Capital Markets	2.0
Semiconductors & Semiconductor Equipment	2.0
Machinery	1.9
Hotels, Restaurants & Leisure	1.9
Electric Utilities	1.9
Health Care Providers & Services	1.9
Communications Equipment	1.8
Food Products	1.8
Health Care Equipment & Supplies	1.8
Biotechnology	1.7
Tobacco	1.7
Multi-Utilities	1.2
Internet & Catalog Retail	1.1
Road & Rail	0.8
Consumer Finance	0.8
Multiline Retail	0.8
Metals & Mining	0.7
Electrical Equipment	0.7
Air Freight & Logistics	0.7
Textiles, Apparel & Luxury Goods	0.7
Automobiles	0.6
Electronic Equipment, Instruments & Components	0.6
Commercial Services & Supplies	0.6
Life Sciences Tools & Services	0.5
Household Durables	0.5
Wireless Telecommunication Services	0.4
Auto Components	0.3
Professional Services	0.3
Paper & Forest Products	0.3
Containers & Packaging	0.2
Construction & Engineering	0.2
Gas Utilities	0.2
Trading Companies & Distributors	0.2
Airlines	0.2
Personal Products	0.2
Leisure Equipment & Products	0.2
Independent Power Producers & Energy Traders	0.1
Distributors	0.1
Building Products	0.1
Thrifts & Mortgage Finance	0.1
Real Estate Management & Development	0.1
Health Care Technology	0.1
Diversified Consumer Services	0.1
Construction Materials	0.1
Water Utilities	0.1
Office Electronics	0.1
Short Term Investments	7.3
Other Assets & Liabilities	(7.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

6

SPDR S&P 500 Growth ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 500 Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P 500	NET ASSET	MARKET	S&P 500
	VALUE	VALUE	GROWTH INDEX	VALUE	VALUE	GROWTH INDEX

SIX MONTHS	4.09%	3.95%	4.22%	N/A	N/A	N/A

ONE YEAR	14.33%	14.33%	14.61%	14.33%	14.33%	14.61%

THREE YEARS (1)	38.90%	38.90%	38.00%	11.57%	11.57%	11.33%

FIVE YEARS (1)	19.06%	18.62%	18.16%	3.55%	3.47%	3.39%

TEN YEARS (1)	100.73%	99.87%	96.79%	7.22%	7.17%	7.00%

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P 500 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

7

SPDR S&P 500 Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P 500 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

8

SPDR S&P 500 Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

			GOOGLE, INC.		PHILIP MORRIS
DESCRIPTION	APPLE, INC.	EXXON MOBIL CORP.	(CLASS A)	THE COCA-COLA CO.	INTERNATIONAL, INC.

MARKET VALUE	$16,473,292	6,999,558	6,209,116	4,593,455	4,588,072

% OF NET ASSETS	7.6	3.3	2.9	2.1	2.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Computers & Peripherals	8.7%
Pharmaceuticals	8.1
Media	6.0
Oil, Gas & Consumable Fuels	5.3
IT Services	5.2
Software	5.0
Internet Software & Services	4.3
Beverages	4.3
Specialty Retail	3.7
Biotechnology	3.2
Semiconductors & Semiconductor Equipment	3.1
Chemicals	3.1
Tobacco	3.0
Communications Equipment	2.6
Real Estate Investment Trusts	2.5
Health Care Equipment & Supplies	2.2
Household Products	2.2
Diversified Financial Services	2.1
Hotels, Restaurants & Leisure	2.1
Internet & Catalog Retail	2.1
Machinery	1.8
Aerospace & Defense	1.6
Commercial Banks	1.4
Capital Markets	1.3
Consumer Finance	1.3
Energy Equipment & Services	1.2
Textiles, Apparel & Luxury Goods	1.0
Food Products	0.9
Road & Rail	0.9
Diversified Telecommunication Services	0.9
Industrial Conglomerates	0.8
Electrical Equipment	0.7
Life Sciences Tools & Services	0.7
Wireless Telecommunication Services	0.6
Air Freight & Logistics	0.5
Food & Staples Retailing	0.5
Health Care Providers & Services	0.5
Insurance	0.5
Multiline Retail	0.5
Household Durables	0.4
Commercial Services & Supplies	0.3
Trading Companies & Distributors	0.3
Auto Components	0.3
Electronic Equipment, Instruments & Components	0.3
Leisure Equipment & Products	0.2
Health Care Technology	0.2
Professional Services	0.2
Containers & Packaging	0.1
Personal Products	0.1
Multi-Utilities	0.1
Airlines	0.1
Automobiles	0.1
Metals & Mining	0.1
Building Products	0.1
Construction & Engineering	0.1
Construction Materials	0.1
Real Estate Management & Development	0.1
Diversified Consumer Services	0.0 **
Short Term Investments	1.8
Other Assets & Liabilities	(1.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount represent less than 0.05% of net assets.

9

SPDR S&P 500 Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 500 Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P 500	NET ASSET	MARKET	S&P 500
	VALUE	VALUE	VALUE INDEX	VALUE	VALUE	VALUE INDEX

SIX MONTHS	7.90%	7.91%	8.04%	N/A	N/A	N/A

ONE YEAR	17.38%	17.40%	17.68%	17.38%	17.40%	17.68%

THREE YEARS (1)	34.54%	34.56%	34.80%	10.40%	10.40%	10.46%

FIVE YEARS (1)	0.12%	0.26%	−0.73%	0.02%	0.05%	−0.15%

TEN YEARS (1)	85.35%	85.52%	99.39%	6.37%	6.38%	7.14%

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the S&P 500 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

10

SPDR S&P 500 Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P 500 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

11

SPDR S&P 500 Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	GENERAL
DESCRIPTION	ELECTRIC CO.	CHEVRON CORP.	AT&T, INC.	EXXON MOBIL CORP.	WELLS FARGO & CO.

MARKET VALUE	$4,079,553	3,928,294	3,548,787	3,367,228	3,109,936

% OF NET ASSETS	3.6	3.4	3.1	2.9	2.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

	PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	13.1%
Insurance	7.7
Diversified Financial Services	5.1
Diversified Telecommunication Services	4.7
Food & Staples Retailing	4.3
Commercial Banks	4.3
Industrial Conglomerates	4.2
Electric Utilities	4.1
Pharmaceuticals	4.1
Health Care Providers & Services	3.4
Aerospace & Defense	3.2
Capital Markets	2.7
Food Products	2.5
Energy Equipment & Services	2.5
Multi-Utilities	2.4
IT Services	2.3
Household Products	2.1
Machinery	2.0
Chemicals	2.0
Software	1.9
Real Estate Investment Trusts	1.9
Hotels, Restaurants & Leisure	1.5
Metals & Mining	1.4
Communications Equipment	1.3
Health Care Equipment & Supplies	1.3
Multiline Retail	1.1
Computers & Peripherals	1.1
Air Freight & Logistics	1.0
Media	0.9
Automobiles	0.9
Commercial Services & Supplies	0.8
Semiconductors & Semiconductor Equipment	0.8
Road & Rail	0.7
Electrical Equipment	0.6
Electronic Equipment, Instruments & Components	0.6
Tobacco	0.5
Consumer Finance	0.5
Specialty Retail	0.5
Auto Components	0.4
Paper & Forest Products	0.4
Beverages	0.3
Household Durables	0.3
Textiles, Apparel & Luxury Goods	0.2
Construction & Engineering	0.2
Independent Power Producers & Energy Traders	0.2
Gas Utilities	0.2
Personal Products	0.2
Life Sciences Tools & Services	0.2
Distributors	0.2
Office Electronics	0.1
Thrifts & Mortgage Finance	0.1
Containers & Packaging	0.1
Diversified Consumer Services	0.1
Trading Companies & Distributors	0.1
Leisure Equipment & Products	0.1
Professional Services	0.1
Real Estate Management & Development	0.0	**
Construction Materials	0.0	**
Internet & Catalog Retail	0.0	**
Wireless Telecommunication Services	0.0	**
Short Term Investments	3.1
Other Assets & Liabilities	(2.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount represent less than 0.05% of net assets.

12

SPDR Dow Jones Mid Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Mid Cap ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2012

		CUMULATIVE TOTAL RETURN		AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.			DOW JONES U.S.
	NET ASSET	MARKET	MID-CAP TOTAL STOCK	NET ASSET	MARKET	MID-CAP TOTAL STOCK
	VALUE	VALUE	MARKET INDEX	VALUE	VALUE	MARKET INDEX

SIX MONTHS	9.37%	9.39%	9.56%	N/A	N/A	N/A

ONE YEAR	17.28%	17.28%	17.56%	17.28%	17.28%	17.56%

THREE YEARS	45.40%	45.39%	46.42%	13.29%	13.29%	13.55%

FIVE YEARS	28.46%	28.11%	29.40%	5.14%	5.08%	5.29%

SINCE INCEPTION (1)	60.36%	60.30%	61.93%	6.83%	6.82%	6.98%

(1)	For the period November 8, 2005 to December 31, 2012.

13

SPDR Dow Jones Mid Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

14

SPDR Dow Jones Mid Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

		SBA COMMUNICATIONS			UNITED CONTINENTAL
DESCRIPTION	PENTAIR LTD.	CORP. (CLASS A)	PVH CORP.	WHIRLPOOL CORP.	HOLDINGS, INC.

MARKET VALUE	$457,685	398,919	351,902	346,764	345,182

% OF NET ASSETS	0.6	0.5	0.5	0.5	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	8.6%
Insurance	5.9
Machinery	5.5
Specialty Retail	4.0
Household Durables	3.7
Oil, Gas & Consumable Fuels	3.5
Chemicals	3.3
Software	3.1
IT Services	2.9
Energy Equipment & Services	2.8
Commercial Banks	2.8
Electronic Equipment, Instruments & Components	2.5
Health Care Providers & Services	2.5
Multi-Utilities	2.3
Electric Utilities	2.2
Commercial Services & Supplies	2.1
Health Care Equipment & Supplies	2.0
Semiconductors & Semiconductor Equipment	1.9
Capital Markets	1.8
Metals & Mining	1.8
Food Products	1.7
Containers & Packaging	1.7
Biotechnology	1.7
Hotels, Restaurants & Leisure	1.6
Construction & Engineering	1.6
Media	1.5
Textiles, Apparel & Luxury Goods	1.4
Gas Utilities	1.4
Life Sciences Tools & Services	1.2
Professional Services	1.2
Auto Components	1.1
Communications Equipment	1.1
Building Products	1.1
Internet & Catalog Retail	1.0
Aerospace & Defense	1.0
Wireless Telecommunication Services	0.9
Road & Rail	0.9
Thrifts & Mortgage Finance	0.9
Electrical Equipment	0.8
Diversified Consumer Services	0.8
Internet Software & Services	0.8
Trading Companies & Distributors	0.7
Diversified Telecommunication Services	0.7
Real Estate Management & Development	0.7
Construction Materials	0.6
Water Utilities	0.6
Leisure Equipment & Products	0.6
Diversified Financial Services	0.5
Food & Staples Retailing	0.5
Paper & Forest Products	0.5
Airlines	0.5
Independent Power Producers & Energy Traders	0.4
Pharmaceuticals	0.4
Distributors	0.4
Computers & Peripherals	0.4
Beverages	0.3
Household Products	0.3
Industrial Conglomerates	0.3
Multiline Retail	0.2
Marine	0.2
Automobiles	0.1
Office Electronics	0.1
Personal Products	0.1
Health Care Technology	0.1
Short Term Investments	9.7
Other Assets & Liabilities	(9.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

15

SPDR S&P 400 Mid Cap Growth ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 400 Mid Cap Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P MIDCAP 400	NET ASSET	MARKET	S&P MIDCAP 400
	VALUE	VALUE	GROWTH INDEX	VALUE	VALUE	GROWTH INDEX

SIX MONTHS	8.72%	8.86%	8.98%	N/A	N/A	N/A

ONE YEAR	17.05%	17.16%	17.27%	17.05%	17.16%	17.27%

THREE YEARS (1)	46.71%	46.77%	51.67%	13.63%	13.64%	14.89%

FIVE YEARS (1)	33.23%	32.89%	33.50%	5.91%	5.85%	5.95%

SINCE INCEPTION (1) (2)	71.89%	71.94%	66.07%	7.87%	7.88%	7.36%

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the S&P MidCap 400 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	For the period November 8, 2005 to December 31, 2012.

16

SPDR S&P 400 Mid Cap Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P MidCap 400 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

17

SPDR S&P 400 Mid Cap Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	REGENERON		HOLLYFRONTIER		VERTEX
DESCRIPTION	PHARMACEUTICALS, INC.	EQUINIX, INC.	CORP.	AMETEK, INC.	PHARMACEUTICALS, INC.

MARKET VALUE	$1,424,329	1,110,387	1,047,375	1,013,413	1,010,292

% OF NET ASSETS	2.1	1.6	1.5	1.5	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	7.5%
Specialty Retail	6.1
Machinery	5.3
Software	5.3
IT Services	4.7
Biotechnology	4.0
Health Care Equipment & Supplies	3.5
Textiles, Apparel & Luxury Goods	3.4
Capital Markets	3.4
Internet Software & Services	3.4
Household Durables	3.3
Oil, Gas & Consumable Fuels	3.3
Chemicals	3.0
Electronic Equipment, Instruments & Components	2.9
Semiconductors & Semiconductor Equipment	2.5
Electrical Equipment	2.5
Road & Rail	2.4
Commercial Services & Supplies	2.3
Food Products	2.2
Commercial Banks	2.2
Insurance	2.0
Energy Equipment & Services	1.8
Hotels, Restaurants & Leisure	1.8
Metals & Mining	1.5
Health Care Providers & Services	1.4
Trading Companies & Distributors	1.3
Media	1.2
Communications Equipment	1.2
Building Products	1.2
Aerospace & Defense	1.2
Distributors	1.0
Leisure Equipment & Products	0.9
Life Sciences Tools & Services	0.8
Containers & Packaging	0.8
Diversified Consumer Services	0.7
Household Products	0.7
Diversified Telecommunication Services	0.6
Diversified Financial Services	0.6
Real Estate Management & Development	0.6
Construction & Engineering	0.5
Airlines	0.5
Auto Components	0.4
Computers & Peripherals	0.4
Paper & Forest Products	0.4
Industrial Conglomerates	0.4
Construction Materials	0.3
Internet & Catalog Retail	0.3
Water Utilities	0.3
Marine	0.3
Thrifts & Mortgage Finance	0.3
Automobiles	0.3
Pharmaceuticals	0.3
Food & Staples Retailing	0.2
Office Electronics	0.2
Professional Services	0.1
Electric Utilities	0.1
Short Term Investments	7.0
Other Assets & Liabilities	(6.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

18

SPDR S&P 400 Mid Cap Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 400 Mid Cap Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P MIDCAP 400	NET ASSET	MARKET	S&P MIDCAP 400
	VALUE	VALUE	VALUE INDEX	VALUE	VALUE	VALUE INDEX

SIX MONTHS	9.18%	9.36%	9.53%	N/A	N/A	N/A

ONE YEAR	18.29%	18.42%	18.53%	18.29%	18.42%	18.53%

THREE YEARS (1)	40.21%	40.26%	41.99%	11.92%	11.94%	12.39%

FIVE YEARS (1)	20.63%	20.37%	23.67%	3.82%	3.78%	4.34%

SINCE INCEPTION (1) (2)	43.12%	43.14%	49.92%	5.14%	5.15%	5.83%

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P MidCap 400 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	For the period November 8, 2005 to December 31, 2012.

19

SPDR S&P 400 Mid Cap Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P MidCap 400 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

20

SPDR S&P 400 Mid Cap Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	SL GREEN	NEW YORK	EVEREST RE		ENERGIZER
DESCRIPTION	REALTY CORP.	COMMUNITY BANCORP, INC.	GROUP, LTD.	OGE ENERGY CORP.	HOLDINGS, INC.

MARKET VALUE	$284,831	236,861	234,414	227,436	204,989

% OF NET ASSETS	1.2	1.0	1.0	0.9	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	11.4%
Insurance	7.3
Commercial Banks	5.5
Machinery	5.5
Health Care Providers & Services	4.8
Electric Utilities	4.2
Energy Equipment & Services	3.8
Oil, Gas & Consumable Fuels	3.3
Chemicals	3.2
Software	3.1
Gas Utilities	2.9
Electronic Equipment, Instruments & Components	2.4
Containers & Packaging	2.3
Food Products	2.3
Multi-Utilities	2.2
Specialty Retail	2.1
IT Services	2.0
Metals & Mining	2.0
Construction & Engineering	1.9
Health Care Equipment & Supplies	1.7
Aerospace & Defense	1.6
Commercial Services & Supplies	1.6
Capital Markets	1.5
Professional Services	1.5
Road & Rail	1.4
Household Products	1.4
Semiconductors & Semiconductor Equipment	1.3
Media	1.2
Thrifts & Mortgage Finance	1.1
Electrical Equipment	1.0
Hotels, Restaurants & Leisure	1.0
Computers & Peripherals	1.0
Household Durables	1.0
Diversified Consumer Services	0.8
Communications Equipment	0.8
Life Sciences Tools & Services	0.8
Trading Companies & Distributors	0.7
Food & Staples Retailing	0.6
Paper & Forest Products	0.5
Marine	0.4
Diversified Financial Services	0.4
Wireless Telecommunication Services	0.4
Construction Materials	0.4
Internet Software & Services	0.4
Water Utilities	0.3
Health Care Technology	0.3
Industrial Conglomerates	0.3
Textiles, Apparel & Luxury Goods	0.2
Pharmaceuticals	0.2
Air Freight & Logistics	0.2
Airlines	0.2
Real Estate Management & Development	0.2
Tobacco	0.2
Multiline Retail	0.2
Office Electronics	0.2
Short Term Investments	18.5
Other Assets & Liabilities	(17.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

21

SPDR S&P 600 Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 600 Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2012

		CUMULATIVE TOTAL RETURN		AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P SMALLCAP	NET ASSET	MARKET	S&P SMALLCAP
	VALUE	VALUE	600 INDEX	VALUE	VALUE	600 INDEX

SIX MONTHS	7.64%	7.58%	7.73%	N/A	N/A	N/A

ONE YEAR	16.14%	16.24%	16.33%	16.14%	16.24%	16.33%

THREE YEARS (1)	49.30%	49.51%	48.42%	14.29%	14.35%	14.06%

FIVE YEARS (1)	31.83%	31.52%	28.46%	5.68%	5.63%	5.13%

SINCE INCEPTION (1)(2)	61.91%	61.94%	49.48%	6.97%	6.98%	5.79%

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	For the period November 8, 2005 to December 31, 2012.

22

SPDR S&P 600 Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

23

SPDR S&P 600 Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2011

	EXTRA SPACE		TANGER FACTORY	COMMVAULT
DESCRIPTION	STORAGE, INC.	KILROY REALTY CORP.	OUTLET CENTERS, INC.	SYSTEMS, INC.	CYMER, INC.

MARKET VALUE	$1,657,637	1,560,510	1,425,285	1,312,430	1,246,849

% OF NET ASSETS	0.7	0.7	0.6	0.6	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	8.7%
Commercial Banks	6.1
Semiconductors & Semiconductor Equipment	4.6
Specialty Retail	4.6
Electronic Equipment, Instruments & Components	4.2
Machinery	3.8
Health Care Equipment & Supplies	3.5
Health Care Providers & Services	3.4
Software	3.3
Hotels, Restaurants & Leisure	3.0
Chemicals	2.7
Commercial Services & Supplies	2.4
Food Products	2.4
Energy Equipment & Services	2.3
Textiles, Apparel & Luxury Goods	2.3
Insurance	2.2
Internet Software & Services	2.0
Aerospace & Defense	2.0
Electrical Equipment	1.8
Oil, Gas & Consumable Fuels	1.8
Gas Utilities	1.8
IT Services	1.7
Metals & Mining	1.7
Communications Equipment	1.7
Household Durables	1.6
Pharmaceuticals	1.5
Building Products	1.5
Capital Markets	1.4
Consumer Finance	1.3
Paper & Forest Products	1.2
Electric Utilities	1.2
Professional Services	1.1
Computers & Peripherals	1.1
Biotechnology	1.0
Thrifts & Mortgage Finance	1.0
Diversified Consumer Services	1.0
Leisure Equipment & Products	0.9
Construction & Engineering	0.9
Construction Materials	0.8
Road & Rail	0.8
Multi-Utilities	0.7
Media	0.7
Food & Staples Retailing	0.6
Life Sciences Tools & Services	0.6
Trading Companies & Distributors	0.5
Diversified Telecommunication Services	0.4
Air Freight & Logistics	0.4
Distributors	0.4
Health Care Technology	0.4
Diversified Financial Services	0.4
Airlines	0.3
Personal Products	0.3
Auto Components	0.3
Beverages	0.2
Household Products	0.2
Internet & Catalog Retail	0.2
Water Utilities	0.2
Multiline Retail	0.1
Industrial Conglomerates	0.1
Real Estate Management & Development	0.1
Automobiles	0.1
Containers & Packaging	0.1
Wireless Telecommunication Services	0.1
Tobacco	0.1
Short Term Investments	8.3
Other Assets & Liabilities	(8.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

24

SPDR S&P 600 Small Cap Growth ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 600 Small Cap Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P SMALLCAP 600	NET ASSET	MARKET	S&P SMALLCAP 600
	VALUE	VALUE	GROWTH INDEX	VALUE	VALUE	GROWTH INDEX

SIX MONTHS	5.36%	5.38%	5.43%	N/A	N/A	N/A

ONE YEAR	14.39%	14.51%	14.56%	14.39%	14.51%	14.56%

THREE YEARS (1)	54.17%	54.29%	51.94%	15.52%	15.55%	14.96%

FIVE YEARS (1)	33.58%	33.19%	30.77%	5.96%	5.90%	5.51%

TEN YEARS (1)	202.91%	202.60%	181.03%	11.72%	11.71%	10.88%

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

25

SPDR S&P 600 Small Cap Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT(BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P 600 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

26

SPDR S&P 600 Small Cap Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	EXTRA SPACE	COMMVAULT		POST	EAGLE
DESCRIPTION	STORAGE, INC.	SYSTEMS, INC.	CYMER, INC.	PROPERTIES, INC.	MATERIALS, INC.

MARKET VALUE	$2,357,053	1,855,541	1,769,806	1,720,778	1,720,485

% OF NET ASSETS	1.4	1.1	1.1	1.1	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	8.7%
Semiconductors & Semiconductor Equipment	6.6
Commercial Banks	6.2
Health Care Equipment & Supplies	5.2
Software	4.8
Electronic Equipment, Instruments & Components	3.8
Specialty Retail	3.7
Machinery	3.4
Internet Software & Services	3.1
Pharmaceuticals	2.8
Hotels, Restaurants & Leisure	2.8
Health Care Providers & Services	2.8
Chemicals	2.6
Textiles, Apparel & Luxury Goods	2.4
Food Products	2.4
Household Durables	2.3
Electrical Equipment	2.2
IT Services	2.1
Communications Equipment	2.1
Construction Materials	1.7
Consumer Finance	1.7
Commercial Services & Supplies	1.6
Computers & Peripherals	1.6
Leisure Equipment & Products	1.6
Oil, Gas & Consumable Fuels	1.5
Biotechnology	1.5
Metals & Mining	1.3
Building Products	1.3
Capital Markets	1.2
Energy Equipment & Services	1.2
Road & Rail	1.2
Diversified Consumer Services	1.1
Life Sciences Tools & Services	1.1
Distributors	0.8
Thrifts & Mortgage Finance	0.7
Health Care Technology	0.7
Aerospace & Defense	0.7
Personal Products	0.6
Professional Services	0.6
Paper & Forest Products	0.6
Diversified Telecommunication Services	0.6
Diversified Financial Services	0.5
Air Freight & Logistics	0.5
Trading Companies & Distributors	0.5
Beverages	0.4
Airlines	0.4
Auto Components	0.3
Insurance	0.3
Media	0.3
Industrial Conglomerates	0.2
Water Utilities	0.2
Automobiles	0.2
Multi-Utilities	0.2
Construction & Engineering	0.2
Household Products	0.1
Internet & Catalog Retail	0.1
Multiline Retail	0.1
Containers & Packaging	0.1
Short Term Investments	7.9
Other Assets & Liabilities	(7.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

27

SPDR S&P 600 Small Cap Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 600 Small Cap Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P SMALLCAP 600	NET ASSET		S&P SMALLCAP 600
	VALUE	VALUE	VALUE INDEX	VALUE	MARKET VALUE	VALUE INDEX

SIX MONTHS	10.06%	10.02%	10.17%	N/A	N/A	N/A

ONE YEAR	18.00%	18.00%	18.21%	18.00%	18.00%	18.21%

THREE YEARS (1)	44.31%	44.31%	45.40%	13.01%	13.00%	13.29%

FIVE YEARS (1)	30.91%	30.55%	25.92%	5.53%	5.48%	4.72%

TEN YEARS (1)	167.79%	167.83%	159.42%	10.35%	10.35%	10.00%

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the S&P SmallCap 600 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

28

SPDR S&P 600 Small Cap Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

29

SPDR S&P 600 Small Cap Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	PROASSURANCE	LASALLE HOTEL	EMCOR GROUP,	PIEDMONT NATURAL
DESCRIPTION	CORP.	PROPERTIES	INC.	GAS CO., INC.	EPR PROPERTIES

MARKET VALUE	$1,324,766	1,230,907	1,179,370	1,154,775	1,107,009

% OF NET ASSETS	1.0	0.9	0.9	0.9	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	8.6%
Commercial Banks	6.0
Specialty Retail	5.4
Electronic Equipment, Instruments & Components	4.5
Insurance	4.2
Machinery	4.1
Health Care Providers & Services	3.9
Gas Utilities	3.7
Energy Equipment & Services	3.4
Aerospace & Defense	3.3
Hotels, Restaurants & Leisure	3.2
Commercial Services & Supplies	3.2
Chemicals	2.7
Semiconductors & Semiconductor Equipment	2.5
Electric Utilities	2.4
Food Products	2.3
Textiles, Apparel & Luxury Goods	2.2
Oil, Gas & Consumable Fuels	2.1
Metals & Mining	2.1
Paper & Forest Products	1.9
Health Care Equipment & Supplies	1.8
Building Products	1.7
Professional Services	1.7
Construction & Engineering	1.6
Capital Markets	1.5
Software	1.5
Electrical Equipment	1.4
IT Services	1.4
Food & Staples Retailing	1.3
Multi-Utilities	1.3
Communications Equipment	1.2
Thrifts & Mortgage Finance	1.2
Media	1.0
Consumer Finance	1.0
Internet Software & Services	0.9
Household Durables	0.8
Diversified Consumer Services	0.8
Trading Companies & Distributors	0.6
Computers & Peripherals	0.6
Biotechnology	0.6
Road & Rail	0.4
Air Freight & Logistics	0.4
Auto Components	0.3
Health Care Technology	0.3
Household Products	0.3
Diversified Telecommunication Services	0.3
Airlines	0.2
Real Estate Management & Development	0.2
Internet & Catalog Retail	0.2
Diversified Financial Services	0.2
Leisure Equipment & Products	0.2
Wireless Telecommunication Services	0.2
Multiline Retail	0.2
Water Utilities	0.2
Pharmaceuticals	0.2
Tobacco	0.1
Life Sciences Tools & Services	0.1
Containers & Packaging	0.1
Distributors	0.0 **
Short Term Investments	7.7
Other Assets & Liabilities	(7.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount represent less than 0.05% of net assets.

30

SPDR Global Dow ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Global Dow ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.50%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	GLOBAL DOW	NET ASSET	MARKET	GLOBAL DOW
	VALUE	VALUE	INDEX (2)	VALUE	VALUE	INDEX (2)

SIX MONTHS	9.96%	10.70%	10.04%	N/A	N/A	N/A

ONE YEAR	13.54%	14.74%	13.41%	13.54%	14.74%	13.41%

THREE YEARS (1)	5.14%	5.92%	7.36%	1.69%	1.94%	2.39%

FIVE YEARS (1)	−19.20%	−18.60%	N/A	−4.17%	−4.03%	N/A

TEN YEARS (1)	41.53%	42.65%	N/A	3.53%	3.62%	N/A

(1)	Effective May 2, 2011 the Fund changed its benchmark index to the Global Dow Index from the Dow Jones Global Titans 50 Index U.S. Close (“DJ Global Titans 50 Index”). As of July 31, 2012, the DJ Global Titans 50 Index has been discontinued. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track the DJ Global Titans 50 Index for periods prior to May 2, 2011.
(2)	The Global Dow Index inception date is November 9, 2008.

31

SPDR Global Dow ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
(1)	Effective May 2, 2011, the Fund changed its benchmark index to the Global Dow Index from the Dow Jones Global Titans 50 Index U.S. Close (“DJ Global Titans 50 Index”). As of July 31, 2012, the DJ Global Titans 50 Index has been discontinued. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track the DJ Global Titans 50 Index for periods prior to May 2, 2011.
(2)	The Global Dow Index inception date is November 9, 2008. Returns represent DJ Global Titans 50 Index (12/31/02-5/1/11) and Global Dow Index (5/2/11-12/31/12).

32

SPDR Global Dow ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	INDUSTRIAL &
	COMMERCIAL BANK OF	BHARTI	CHINA CONSTRUCTION	CHINA PETROLEUM &	BANK OF
DESCRIPTION	CHINA (CLASS H)	AIRTEL, LTD.	BANK CORP. (CLASS H)	CHEMICAL CORP. (CLASS H)	AMERICA CORP.

MARKET VALUE	$744,550	736,165	722,522	717,388	714,862

% OF NET ASSETS	0.9	0.8	0.8	0.8	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Commercial Banks	9.3%
Oil, Gas & Consumable Fuels	8.4
Metals & Mining	6.1
Pharmaceuticals	5.2
Capital Markets	3.6
Insurance	2.8
Wireless Telecommunication Services	2.7
Industrial Conglomerates	2.7
Aerospace & Defense	2.7
Chemicals	2.6
Food & Staples Retailing	2.6
Diversified Telecommunication Services	2.4
Multi-Utilities	2.3
Diversified Financial Services	2.2
Machinery	2.2
Automobiles	2.1
Semiconductors & Semiconductor Equipment	2.1
Media	2.0
Communications Equipment	2.0
Health Care Equipment & Supplies	2.0
Hotels, Restaurants & Leisure	1.9
IT Services	1.9
Electric Utilities	1.9
Software	1.9
Household Durables	1.8
Computers & Peripherals	1.8
Biotechnology	1.5
Textiles, Apparel & Luxury Goods	1.4
Internet Software & Services	1.3
Trading Companies & Distributors	1.3
Air Freight & Logistics	1.3
Electrical Equipment	1.3
Household Products	1.3
Specialty Retail	1.3
Beverages	1.3
Health Care Providers & Services	1.2
Food Products	1.1
Building Products	0.8
Airlines	0.7
Office Electronics	0.7
Auto Components	0.7
Construction & Engineering	0.7
Consumer Finance	0.6
Internet & Catalog Retail	0.6
Tobacco	0.6
Energy Equipment & Services	0.6
Short Term Investments	3.2
Other Assets & Liabilities	(2.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

33

SPDR Dow Jones REIT ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones REIT ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	DOW JONES U.S.	NET ASSET	MARKET	DOW JONES U.S.
	VALUE	VALUE	SELECT REIT INDEX	VALUE	VALUE	SELECT REIT INDEX

SIX MONTHS	1.79%	1.84%	1.93%	N/A	N/A	N/A

ONE YEAR	16.80%	16.79%	17.12%	16.80%	16.79%	17.12%

THREE YEARS	62.98%	63.00%	64.05%	17.68%	17.69%	17.93%

FIVE YEARS	27.89%	28.18%	28.13%	5.04%	5.09%	5.08%

TEN YEARS	191.36%	190.90%	196.45%	11.29%	11.27%	11.48%

34

SPDR Dow Jones REIT ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

35

SPDR Dow Jones REIT ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

DESCRIPTION	SIMON PROPERTY GROUP, INC.	PUBLIC STORAGE	HCP, INC.	VENTAS, INC.	EQUITY RESIDENTIAL

MARKET VALUE	$223,276,673	95,429,777	93,248,312	87,333,233	83,243,696

% OF NET ASSETS	11.8	5.1	4.9	4.6	4.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Specialized REITs	27.7%
Retail REITs	26.8
Residential REITs	18.6
Office REITs	15.3
Industrial REITs	5.7
Diversified REITs	5.6
Short Term Investments	4.4
Other Assets & Liabilities	(4.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

36

SPDR S&P Bank ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Bank ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

								S&P BANKS
	NET ASSET	MARKET		S&P BANKS SELECT	NET ASSET	MARKET	KBW BANK	SELECT
	VALUE	VALUE	KBW BANK INDEX	INDUSTRY INDEX (3)	VALUE	VALUE	INDEX	INDUSTRY INDEX (3)

SIX MONTHS	9.39%	9.45%	13.13%	9.66%	N/A	N/A	N/A	N/A

ONE YEAR	22.66%	22.74%	32.92%	23.18%	22.66%	22.74%	32.92%	23.18%

THREE YEARS (1)	17.37%	17.47%	25.98%	N/A	5.48%	5.51%	8.00%	N/A

FIVE YEARS (1)	−39.14%	−39.06%	−35.09%	N/A	−9.46%	−9.43%	−8.28%	N/A

SINCE INCEPTION (1)(2)	−42.46%	−42.42%	−38.31%	N/A	−7.44%	−7.43%	−6.54%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Banks Select Industry Index from the KBW Bank Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	For the period November 8, 2005 to December 31, 2012.
(3)	The S&P Banks Select Industry Index inception date is September 12, 2011.

37

SPDR S&P Bank ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Banks Select Industry Index from the KBW Bank Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Banks Select Industry Index inception date is September 12, 2011.

38

SPDR S&P Bank ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	BANK OF AMERICA	NORTHERN TRUST	REGIONS FINANCIAL
DESCRIPTION	CORP.	CORP.	CORP.	COMERICA, INC.	FIFTH THIRD BANCORP

MARKET VALUE	$44,972,771	43,665,784	43,589,224	43,420,909	43,388,124

% OF NET ASSETS	2.6	2.6	2.6	2.6	2.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Regional Banks	66.8%
Thrifts & Mortgage Finance	12.4
Other Diversified Financial Services	7.7
Diversified Banks	7.6
Asset Management & Custody Banks	5.1
Short Term Investments	7.4
Other Assets & Liabilities	(7.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

39

SPDR S&P Capital Markets ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Capital Markets ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

S&P CAPITAL
			KBW	MARKETS			KBW	S&P CAPITAL
			CAPITAL	SELECT			CAPITAL	MARKETS
	NET ASSET	MARKET	MARKETS	INDUSTRY	NET ASSET	MARKET	MARKETS	SELECT INDUSTRY
	VALUE	VALUE	INDEX	INDEX (3)	VALUE	VALUE	INDEX	INDEX (3)

SIX MONTHS	12.77%	12.97%	11.94%	13.06%	N/A	N/A	N/A	N/A

ONE YEAR	26.75%	26.91%	20.36%	27.20%	26.75%	26.91%	20.36%	27.20%

THREE YEARS (1)	0.52%	0.61%	−4.19%	N/A	0.17%	0.20%	−1.42%	N/A

FIVE YEARS (1)	−43.72%	−43.83%	−46.16%	N/A	−10.86%	−10.90%	−11.64%	N/A

SINCE INCEPTION (1)(2)	−24.88%	−24.81%	−27.58%	N/A	−3.92%	−3.91%	−4.42%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Capital Markets Select Industry Index from the KBW Capital Markets Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period November 8, 2005 to December 31, 2012.
(3)	The S&P Capital Markets Select Industry Index inception date is September 12, 2011.

40

SPDR S&P Capital Markets ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Capital Markets Select Industry Index from the KBW Capital Markets Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Capital Markets Select Industry Index inception date is September 12, 2011.

41

SPDR S&P Capital Markets ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	E*TRADE	THE GOLDMAN	NORTHERN
DESCRIPTION	FINANCIAL CORP.	SACHS GROUP, INC.	TRUST CORP.	MORGAN STANLEY	SEI INVESTMENTS CO.

MARKET VALUE	$577,078	574,020	571,774	568,935	564,945

% OF NET ASSETS	2.8	2.8	2.8	2.8	2.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Asset Management & Custody Banks	63.4%
Investment Banking & Brokerage	33.4
Mortgage REIT’s	2.5
Short Term Investments	18.0
Other Assets & Liabilities	(17.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

42

SPDR S&P Insurance ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Insurance ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

				S&P INSURANCE				S&P INSURANCE
	NET ASSET	MARKET		SELECT INDUSTRY	NET ASSET	MARKET		SELECT INDUSTRY
	VALUE	VALUE	KBW INSURANCE INDEX	INDEX (3)	VALUE	VALUE	KBW INSURANCE INDEX	INDEX (3)

SIX MONTHS	9.62%	9.67%	12.22%	9.89%	N/A	N/A	N/A	N/A

ONE YEAR	20.82%	20.81%	17.39%	21.32%	20.82%	20.81%	17.39%	21.32%

THREE YEARS (1)	33.80%	33.80%	30.37%	N/A	10.19%	10.19%	9.24%	N/A

FIVE YEARS (1)	−8.55%	−8.47%	−10.43%	N/A	−1.77%	−1.76%	−2.18%	N/A

SINCE INCEPTION (1)(2)	−4.21%	−4.21%	−5.45%	N/A	−0.60%	−0.60%	−0.78%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Insurance Select Industry Index from the KBW Insurance Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period November 8, 2005 to December 31, 2012.
(3)	The S&P Insurance Select Industry Index inception date is September 12, 2011.

43

SPDR S&P Insurance ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Insurance Select Industry Index from the KBW Insurance Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Insurance Select Industry Index inception date is September 12, 2011.

44

SPDR S&P Insurance ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

				AMERICAN
	GENWORTH FINANCIAL,	HARTFORD FINANCIAL	PRUDENTIAL	INTERNATIONAL
DESCRIPTION	INC. (CLASS A)	SERVICES GROUP, INC.	FINANCIAL, INC.	GROUP, INC.	EVEREST RE GROUP, LTD.

MARKET VALUE	$3,491,294	3,410,476	3,388,215	3,365,114	3,360,952

% OF NET ASSETS	2.4	2.4	2.4	2.4	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Property & Casualty Insurance	35.8%
Life & Health Insurance	20.8
Reinsurance	18.0
Multi-line Insurance	16.3
Insurance Brokers	9.0
Short Term Investments	3.8
Other Assets & Liabilities	(3.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

45

SPDR S&P Mortgage Finance ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/29/09, 4/30/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Mortgage Finance ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

				S&P MORTGAGE				S&P MORTGAGE
	NET ASSET	MARKET	KBW MORTGAGE	FINANCE SELECT	NET ASSET	MARKET	KBW MORTGAGE	FINANCE SELECT
	VALUE	VALUE	FINANCE INDEX	INDUSTRY INDEX (3)	VALUE	VALUE	FINANCE INDEX	INDUSTRY INDEX (3)

SIX MONTHS	12.77%	12.88%	24.16%	13.07%	N/A	N/A	N/A	N/A

ONE YEAR	32.74%	32.94%	69.13%	33.31%	32.74%	32.94%	69.13%	33.31%

THREE YEARS (1)	12.68%	12.74%	41.32%	N/A	4.06%	4.08%	12.22%	N/A

SINCE INCEPTION (1)(2)	14.30%	14.35%	43.66%	N/A	3.70%	3.72%	10.36%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Mortgage Finance Select Industry Index from the KBW Mortgage Finance Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period April 29, 2009 to December 31, 2012.
(3)	The S&P Mortgage Finance Select Industry Index inception date is September 12, 2011.

46

SPDR S&P Mortgage Finance ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Mortgage Finance Select Industry Index from the KBW Mortgage Finance Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Mortgage Finance Select Industry Index inception date is September 12, 2011.

47

SPDR S&P Mortgage Finance ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	STANDARD PACIFIC
DESCRIPTION	CORP.	THE RYLAND GROUP, INC.	M.D.C. HOLDINGS, INC.	PULTE GROUP, INC.	D.R. HORTON, INC.

MARKET VALUE	$135,115	130,743	129,358	127,574	127,087

% OF NET ASSETS	3.1	3.0	3.0	3.0	3.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Insurance	56.8%
Household Durables	23.8
Thrifts & Mortgage Finance	18.6
Short Term Investments	25.9
Other Assets & Liabilities	(25.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

48

SPDR S&P Regional Banking ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Regional Banking ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

				S&P REGIONAL BANKS				S&P REGIONAL BANKS
	NET ASSET	MARKET	KBW REGIONAL	SELECT INDUSTRY	NET ASSET	MARKET	KBW REGIONAL	SELECT INDUSTRY
	VALUE	VALUE	BANKING INDEX	INDEX (3)	VALUE	VALUE	BANKING INDEX	INDEX (3)

SIX MONTHS	3.53%	3.46%	1.19%	3.77%	N/A	N/A	N/A	N/A

ONE YEAR	16.87%	16.81%	13.25%	17.37%	16.87%	16.81%	13.25%	17.37%

THREE YEARS (1)	32.38%	32.46%	29.36%	N/A	9.80%	9.82%	8.96%	N/A

FIVE YEARS (1)	−15.67%	−15.84%	−17.97%	N/A	−3.35%	−3.39%	−3.88%	N/A

SINCE INCEPTION (1)(2)	−30.33%	−30.31%	−31.55%	N/A	−5.38%	−5.38%	−5.64%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Regional Banks Select Industry Index from the KBW Regional Banking Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period June 19, 2006 to December 31, 2012.
(3)	The S&P Regional Banks Select Industry Index inception date is September 12, 2011.

49

SPDR S&P Regional Banking ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Regional Banks Select Industry Index from the KBW Regional Banks Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Regional Banks Select Industry Index inception date is September 12, 2011.

50

SPDR S&P Regional Banking ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

					PNC FINANCIAL
			FIRST HORIZON		SERVICES GROUP,
DESCRIPTION	REGIONS FINANCIAL CORP.	FIFTH THIRD BANCORP	NATIONAL CORP.	SUNTRUST BANKS, INC.	INC.

MARKET VALUE	$21,832,740	21,733,199	21,659,276	21,515,184	21,448,051

% OF NET ASSETS	1.9	1.9	1.9	1.8	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Regional Banks	95.3%
Thrifts & Mortgage Finance	4.6
Short Term Investments	6.4
Other Assets & Liabilities	(6.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

51

SPDR Morgan Stanley Technology ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Morgan Stanley Technology ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.50%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MORGAN STANLEY	NET ASSET	MARKET	MORGAN STANLEY
	VALUE	VALUE	TECHNOLOGY INDEX	VALUE	VALUE	TECHNOLOGY INDEX

SIX MONTHS	6.95%	6.91%	7.20%	N/A	N/A	N/A

ONE YEAR	17.61%	17.65%	18.16%	17.61%	17.65%	18.16%

THREE YEARS	21.35%	21.29%	23.01%	6.66%	6.64%	7.15%

FIVE YEARS	13.79%	13.30%	16.27%	2.62%	2.53%	3.06%

TEN YEARS	145.80%	146.15%	157.57%	9.41%	9.43%	9.92%

52

SPDR Morgan Stanley Technology ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

53

SPDR Morgan Stanley Technology ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

		MOTOROLA	FACEBOOK, INC.
DESCRIPTION	APPLE, INC.	SOLUTIONS, INC.	(CLASS A)	SAP AG ADR	QUALCOMM, INC.

MARKET VALUE	$4,814,860	4,794,048	4,766,770	4,746,600	4,730,079

% OF NET ASSETS	3	2.9	2.9	2.9	2.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Communications Equipment	20.0%
Semiconductors & Semiconductor Equipment	17.2
Computers & Peripherals	17.1
Software	14.2
Internet Software & Services	8.6
IT Services	8.5
Electronic Equipment, Instruments & Components	5.7
Internet & Catalog Retail	5.7
Office Electronics	2.8
Short Term Investments	4.9
Other Assets & Liabilities	(4.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

54

SPDR S&P Dividend ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Dividend ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HIGH YIELD			S&P HIGH YIELD
	NET ASSET	MARKET	DIVIDEND	NET ASSET	MARKET	DIVIDEND
	VALUE	VALUE	ARISTOCRATS INDEX	VALUE	VALUE	ARISTOCRATS INDEX

SIX MONTHS	6.30%	6.31%	6.45%	N/A	N/A	N/A

ONE YEAR	11.49%	11.55%	11.88%	11.49%	11.55%	11.88%

THREE YEARS	39.21%	39.25%	40.64%	11.66%	11.67%	12.04%

FIVE YEARS	27.65%	26.98%	28.79%	5.00%	4.89%	5.19%

SINCE INCEPTION (1)	43.09%	43.15%	44.84%	5.14%	5.15%	5.32%

(1)	For the period November 8, 2005 to December 31, 2012.

55

SPDR S&P Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

56

SPDR S&P Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

DESCRIPTION	AVON PRODUCTS, INC.	HCP, INC.	AT&T, INC.	NUCOR CORP.	LEGGETT & PLATT, INC.

MARKET VALUE	$238,025,817	221,084,264	217,172,967	209,998,805	206,001,259

% OF NET ASSETS	2.5	2.4	2.3	2.2	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Machinery	6.7%
Chemicals	6.6
Household Products	6.5
Insurance	6.2
Real Estate Investment Trusts	5.3
Gas Utilities	5.1
Food & Staples Retailing	4.5
Capital Markets	3.7
Beverages	3.6
Food Products	3.5
Pharmaceuticals	3.4
Multi-Utilities	3.3
Oil, Gas & Consumable Fuels	3.3
Health Care Equipment & Supplies	2.8
Commercial Services & Supplies	2.6
Personal Products	2.5
Diversified Telecommunication Services	2.3
Industrial Conglomerates	2.2
Metals & Mining	2.2
Household Durables	2.2
Containers & Packaging	2.2
Electrical Equipment	1.9
Multiline Retail	1.8
Distributors	1.8
Aerospace & Defense	1.7
Hotels, Restaurants & Leisure	1.7
IT Services	1.4
Health Care Providers & Services	1.3
Specialty Retail	1.3
Water Utilities	1.0
Media	1.0
Computers & Peripherals	0.9
Textiles, Apparel & Luxury Goods	0.9
Commercial Banks	0.8
Trading Companies & Distributors	0.7
Wireless Telecommunication Services	0.7
Short Term Investments	5.0
Other Assets & Liabilities	(4.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

57

SPDR S&P Aerospace & Defense ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Aerospace & Defense ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P AEROSPACE &			S&P AEROSPACE &
	NET ASSET	MARKET	DEFENSE SELECT	NET ASSET	MARKET	DEFENSE SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

SIX MONTHS	10.15%	10.11%	10.37%	N/A	N/A	N/A

ONE YEAR	17.42%	17.46%	17.86%	17.42%	17.46%	17.86%

SINCE INCEPTION (1)	30.92%	30.89%	31.48%	23.85%	23.82%	24.27%

(1)	For the period September 28, 2011 to December 31, 2012.

58

SPDR S&P Aerospace & Defense ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

59

SPDR S&P Aerospace & Defense ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

		SPIRIT AEROSYSTEMS
		HOLDINGS, INC.		LOCKHEED MARTIN
DESCRIPTION	TRANSDIGM GROUP, INC.	(CLASS A)	HEXCEL CORP.	CORP.	TRIUMPH GROUP, INC.

MARKET VALUE	$604,075	589,962	586,030	576,997	576,599

% OF NET ASSETS	4.8	4.6	4.6	4.5	4.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Aerospace & Defense	99.7%
Short Term Investments	19.0
Other Assets & Liabilities	(18.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

60

SPDR S&P Biotech ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Biotech ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P BIOTECHNOLOGY			S&P BIOTECHNOLOGY
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	−0.32%	−0.29%	−0.36%	N/A	N/A	N/A

ONE YEAR	32.85%	32.87%	32.91%	32.85%	32.87%	32.91%

THREE YEARS	64.44%	64.44%	65.41%	18.03%	18.03%	18.26%

FIVE YEARS	50.66%	50.53%	52.24%	8.54%	8.52%	8.77%

SINCE INCEPTION (1)	80.72%	80.72%	84.06%	8.93%	8.93%	9.22%

(1)	For the period January 31, 2006 to December 31, 2012.

61

SPDR S&P Biotech ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

62

SPDR S&P Biotech ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	DYNAVAX		UNITED	ISIS
DESCRIPTION	TECHNOLOGIES CORP.	DENDREON CORP.	THERAPEUTICS CORP.	PHARMACEUTICALS, INC.	CEPHEID, INC.

MARKET VALUE	$17,581,372	17,341,680	17,273,250	17,073,523	16,895,838

% OF NET ASSETS	2.8	2.8	2.7	2.7	2.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Biotechnology	99.9%
Short Term Investments	16.8
Other Assets & Liabilities	(16.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

63

SPDR S&P Health Care Equipment ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Health Care Equipment ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HEALTH CARE			S&P HEALTH CARE
	NET ASSET	MARKET	EQUIPMENT SELECT	NET ASSET	MARKET	EQUIPMENT SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

SIX MONTHS	−0.19%	−0.09%	0.03%	N/A	N/A	N/A

ONE YEAR	16.51%	16.50%	16.98%	16.51%	16.50%	16.98%

SINCE INCEPTION (1)	14.16%	14.03%	15.00%	7.09%	7.03%	7.51%

(1)	For the period January 26, 2011 to December 31, 2012.

64

SPDR S&P Health Care Equipment ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

65

SPDR S&P Health Care Equipment ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

		ALIGN	SIRONA DENTAL
DESCRIPTION	NUVASIVE, INC.	TECHNOLOGY, INC.	SYSTEMS, INC.	ABIOMED, INC.	TELEFLEX, INC.

MARKET VALUE	$493,329	492,451	490,154	488,100	485,478

% OF NET ASSETS	2.5	2.5	2.5	2.5	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Health Care Equipment	80.3%
Health Care Supplies	19.5
Short Term Investments	2.0
Other Assets & Liabilities	(1.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

66

SPDR S&P Health Care Services ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Health Care Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HEALTH CARE			S&P HEALTH CARE
	NET ASSET	MARKET	SERVICES SELECT	NET ASSET	MARKET	SERVICES SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

SIX MONTHS	11.08%	11.22%	11.34%	N/A	N/A	N/A

ONE YEAR	22.60%	22.66%	23.12%	22.60%	22.66%	23.12%

SINCE INCEPTION (1)	38.13%	38.21%	38.86%	29.24%	29.30%	29.78%

(1)	For the period September 28, 2011 to December 31, 2012.

67

SPDR S&P Health Care Services ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

68

SPDR S&P Health Care Services ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	HEALTH MANAGEMENT	UNIVERSAL HEALTH
	ASSOCIATES, INC.	SERVICES, INC.	TENET	BROOKDALE SENIOR	LIFEPOINT
DESCRIPTION	(CLASS A)	(CLASS B)	HEALTHCARE CORP.	LIVING, INC.	HOSPITALS, INC.

MARKET VALUE	$349,603	324,574	324,083	319,868	318,648

% OF NET ASSETS	2.6	2.5	2.4	2.4	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Health Care Facilities	29.0%
Health Care Services	28.0
Managed Health Care	25.0
Health Care Distributors	17.6
Short Term Investments	23.7
Other Assets & Liabilities	(23.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

69

SPDR S&P Homebuilders ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Homebuilders ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HOMEBUILDERS			S&P HOMEBUILDERS
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	25.01%	25.06%	25.24%	N/A	N/A	N/A

ONE YEAR	57.51%	57.57%	58.03%	57.51%	57.57%	58.03%

THREE YEARS	83.41%	83.60%	85.16%	22.41%	22.45%	22.79%

FIVE YEARS	48.42%	48.64%	48.76%	8.22%	8.25%	8.26%

SINCE INCEPTION (1)	−37.79%	−37.72%	−37.65%	−6.63%	−6.62%	−6.60%

(1)	For the period January 31, 2006 to December 31, 2012.

70

SPDR S&P Homebuilders ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

71

SPDR S&P Homebuilders ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	HOVNANIAN
	ENTERPRISES, INC.	STANDARD	MOHAWK	THE RYLAND	LUMBER LIQUIDATORS
DESCRIPTION	(CLASS A)	PACIFIC CORP.	INDUSTRIES, INC.	GROUP, INC.	HOLDINGS, INC.

MARKET VALUE	$90,616,617	76,989,633	76,163,798	74,507,961	74,049,170

% OF NET ASSETS	4.1	3.5	3.4	3.4	3.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Homebuilding	32.1%
Building Products	25.4
Home Furnishing Retail	15.4
Home Furnishings	13.2
Home Improvement Retail	9.7
Household Appliances	4.0
Short Term Investments	8.0
Other Assets & Liabilities	(7.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

72

SPDR S&P Metals & Mining ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Metals & Mining ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P METALS & MINING			S&P METALS & MINING
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	9.64%	9.60%	9.80%	N/A	N/A	N/A

ONE YEAR	−6.52%	−6.61%	−6.39%	−6.52%	−6.61%	−6.39%

THREE YEARS	−10.01%	−10.05%	−9.39%	−3.45%	−3.47%	−3.23%

FIVE YEARS	−31.56%	−31.63%	−30.87%	−7.30%	−7.32%	−7.11%

SINCE INCEPTION (1)	11.14%	11.07%	12.80%	1.63%	1.62%	1.86%

(1)	For the period June 19, 2006 to December 31, 2012.

73

SPDR S&P Metals & Mining ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

74

SPDR S&P Metals & Mining ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	CLIFFS NATURAL	ALLEGHENY	STILLWATER	NEWMONT MINING	RELIANCE STEEL &
DESCRIPTION	RESOURCES, INC.	TECHNOLOGIES, INC.	MINING CO.	CORP.	ALUMINUM CO.

MARKET VALUE	$37,735,741	35,475,235	35,363,154	34,845,093	34,833,939

% OF NET ASSETS	3.7	3.5	3.5	3.5	3.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Steel	35.8%
Diversified Metals & Mining	18.8
Coal & Consumable Fuels	15.8
Precious Metals & Minerals	12.4
Gold	10.0
Aluminum	7.0
Short Term Investments	8.9
Other Assets & Liabilities	(8.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

75

SPDR S&P Oil & Gas Equipment & Services ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Oil & Gas Equipment & Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P OIL & GAS EQUIPMENT &			S&P OIL & GAS EQUIPMENT &
	NET ASSET	MARKET	SERVICES SELECT INDUSTRY	NET ASSET	MARKET	SERVICES SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	13.19%	13.23%	13.26%	N/A	N/A	N/A

ONE YEAR	0.63%	0.63%	0.70%	0.63%	0.63%	0.70%

THREE YEARS	24.20%	24.23%	25.06%	7.49%	7.50%	7.74%

FIVE YEARS	−11.80%	−12.16%	−10.85%	−2.48%	−2.56%	−2.27%

SINCE INCEPTION (1)	28.63%	28.65%	30.70%	3.93%	3.93%	4.18%

(1)	For the period June 19, 2006 to December 31, 2012.

76

SPDR S&P Oil & Gas Equipment & Services ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

77

SPDR S&P Oil & Gas Equipment & Services ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	HERCULES	BASIC ENERGY	HELIX ENERGY	OIL STATES	DRESSER-RAND
DESCRIPTION	OFFSHORE, INC.	SERVICES, INC.	SOLUTIONS GROUP, INC.	INTERNATIONAL, INC.	GROUP, INC.

MARKET VALUE	$8,236,074	7,595,854	7,430,730	7,342,365	7,316,670

% OF NET ASSETS	3	2.7	2.7	2.7	2.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Oil & Gas Equipment & Services	70.8%
Oil & Gas Drilling	28.9
Short Term Investments	9.7
Other Assets & Liabilities	(9.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

78

SPDR S&P Oil & Gas Exploration & Production ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Oil & Gas Exploration & Production ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P OIL & GAS EXPLORATION &			S&P OIL & GAS EXPLORATION &
	NET ASSET	MARKET	PRODUCTION SELECT	NET ASSET	MARKET	PRODUCTION SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

SIX MONTHS	8.13%	8.24%	8.22%	N/A	N/A	N/A

ONE YEAR	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%

THREE YEARS	34.84%	34.89%	35.54%	10.48%	10.49%	10.67%

FIVE YEARS	8.04%	7.77%	9.05%	1.56%	1.51%	1.75%

SINCE INCEPTION (1)	67.10%	67.19%	69.45%	8.17%	8.18%	8.40%

(1) For the period June 19, 2006 to December 31, 2012

79

SPDR S&P Oil & Gas Exploration & Production ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

80

SPDR S&P Oil & Gas Exploration & Production ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	MAGNUM HUNTER
DESCRIPTION	RESOURCES CORP.	SM ENERGY CO.	REX ENERGY CORP.	OASIS PETROLEUM, INC.	ROSETTA RESOURCES, INC.

MARKET VALUE	$11,236,670	11,126,734	11,055,256	10,792,920	10,789,420

% OF NET ASSETS	1.6	1.6	1.5	1.5	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Oil & Gas Exploration & Production	74.3%
Oil & Gas Refining & Marketing	15.4
Integrated Oil & Gas	10.0
Short Term Investments	7.7
Other Assets & Liabilities	(7.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

81

SPDR S&P Pharmaceuticals ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Pharmaceuticals ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P PHARMACEUTICALS			S&P PHARMACEUTICALS
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	−4.39%	−4.43%	−4.24%	N/A	N/A	N/A

ONE YEAR	11.01%	10.96%	11.37%	11.01%	10.96%	11.37%

THREE YEARS	53.10%	53.04%	54.24%	15.25%	15.24%	15.54%

FIVE YEARS	78.06%	77.54%	79.47%	12.23%	12.17%	12.40%

SINCE INCEPTION (1)	94.25%	94.16%	96.79%	10.69%	10.69%	10.91%

(1)	For the period June 19, 2006 to December 31, 2012.

82

SPDR S&P Pharmaceuticals ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

83

SPDR S&P Pharmaceuticals ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

					ENDO PHARMACEUTICAL
DESCRIPTION	VIVUS, INC.	JAZZ PHARMACEUTICALS PLC	ELI LILLY & CO.	WARNER CHILCOTT PLC	HOLDINGS, INC.

MARKET VALUE	$15,433,027	13,774,225	13,624,650	13,597,253	13,536,931

% OF NET ASSETS	5.0	4.5	4.4	4.4	4.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Pharmaceuticals	99.9%
Short Term Investments	5.8
Other Assets & Liabilities	(5.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

84

SPDR S&P Retail ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Retail ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P RETAIL SELECT	NET ASSET	MARKET	S&P RETAIL SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

SIX MONTHS	6.95%	6.98%	7.02%	N/A	N/A	N/A

ONE YEAR	20.72%	20.77%	20.88%	20.72%	20.77%	20.88%

THREE YEARS	81.51%	81.66%	82.51%	21.98%	22.02%	22.20%

FIVE YEARS	97.37%	96.78%	99.88%	14.57%	14.50%	14.85%

SINCE INCEPTION (1)	83.80%	83.90%	87.22%	9.76%	9.77%	10.07%

(1) For the period June 19, 2006 to December 31, 2012

85

SPDR S&P Retail ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

86

SPDR S&P Retail ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

			ASBURY AUTOMOTIVE	MONRO MUFFLER
DESCRIPTION	RITE AID CORP.	SHUTTERFLY, INC.	GROUP, INC.	BRAKE, INC.	CONN’S, INC.

MARKET VALUE	$7,998,485	6,806,626	6,641,132	6,640,698	6,532,877

% OF NET ASSETS	1.4	1.2	1.1	1.1	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Apparel Retail	28.8%
Specialty Stores	15.5
Automotive Retail	12.9
Internet Retail	9.5
Food Retail	8.4
Department Stores	7.2
General Merchandise Stores	6.8
Drug Retail	3.4
Hypermarkets & Super Centers	3.1
Computer & Electronics Retail	3.0
Catalog Retail	1.1
Short Term Investments	7.1
Other Assets & Liabilities	(6.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

87

SPDR S&P Semiconductor ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Semiconductor ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P SEMICONDUCTOR			S&P SEMICONDUCTOR
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	1.57%	1.62%	1.67%	N/A	N/A	N/A

ONE YEAR	2.62%	2.59%	2.86%	2.62%	2.59%	2.86%

THREE YEARS	−2.81%	−2.83%	−2.43%	−0.95%	−0.95%	−0.82%

FIVE YEARS	1.04%	0.78%	0.08%	0.21%	0.15%	0.02%

SINCE INCEPTION(1)	−11.31%	−11.32%	−11.59%	−1.72%	−1.72%	−1.77%

(1)	For the period January 31, 2006 to December 31, 2012.

88

SPDR S&P Semiconductor ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

89

SPDR S&P Semiconductor ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

DESCRIPTION	ATMEL CORP.	CIRRUS LOGIC, INC.	ALTERA CORP.	LSI CORP.	TRIQUINT SEMICONDUCTOR, INC.

MARKET VALUE	$974,267	958,270	888,690	888,143	875,503

% OF NET ASSETS	2.9	2.8	2.6	2.6	2.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Semiconductors	99.9%
Short Term Investments	15.6
Other Assets &Liabilities	(15.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

90

SPDR S&P Software & Services ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Software & Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P SOFTWARE &			S&P SOFTWARE &
	NET ASSET	MARKET	SERVICES SELECT	NET ASSET	MARKET	SERVICES SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

SIX MONTHS	5.10%	5.04%	5.30%	N/A	N/A	N/A

ONE YEAR	15.43%	15.37%	15.87%	15.43%	15.37%	15.87%

SINCE INCEPTION (1)	29.53%	29.43%	30.15%	22.81%	22.73%	23.27%

(1)	For the period September 28, 2011 to December 31, 2012.

91

SPDR S&P Software & Services ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

92

SPDR S&P Software & Services ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

			CORNERSTONE
DESCRIPTION	COMPUWARE CORP.	BROADSOFT, INC.	ONDEMAND, INC.	EXACTTARGET, INC.	LOGMEIN, INC.

MARKET VALUE	$97,069	96,638	96,504	93,100	92,755

% OF NET ASSETS	0.8	0.8	0.8	0.7	0.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Application Software	30.6%
Internet Software & Services	22.8
Data Processing & Outsourced Services	20.3
Systems Software	11.7
IT Consulting & Other Services	9.8
Home Entertainment Software	2.5
Diversified Commercial & Professional Services	1.4
Communications Equipment	0.7
Short Term Investments	30.6
Other Assets &Liabilities	(30.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

93

SPDR S&P Telecom ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Telecom ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P TELECOM SELECT	NET ASSET	MARKET	S&P TELECOM SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

SIX MONTHS	13.36%	13.30%	13.66%	N/A	N/A	N/A

ONE YEAR	11.97%	11.79%	12.47%	11.97%	11.79%	12.47%

SINCE INCEPTION (1)	−7.40%	−7.42%	−6.75%	−3.90%	−3.91%	−3.56%

(1)	For the period January 26, 2011 to December 31, 2012.

94

SPDR S&P Telecom ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

95

SPDR S&P Telecom ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

					LEVEL 3
DESCRIPTION	NII HOLDINGS, INC.	RIVERBED TECHNOLOGY, INC.	FINISAR CORP.	NETGEAR, INC.	COMMUNICATIONS, INC.

MARKET VALUE	$121,467	119,543	117,148	116,289	116,267

% OF NET ASSETS	2.7	2.6	2.6	2.6	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Communications Equipment	57.3%
Wireless Telecommunication Services	19.8
Integrated Telecommunication Services	14.7
Alternative Carriers	7.9
Short Term Investments	2.7
Other Assets & Liabilities	(2.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

96

SPDR S&P Transportation ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Transportation ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P TRANSPORTATION	NET ASSET	MARKET	S&P TRANSPORTATION
	VALUE	VALUE	SELECT INDUSTRY INDEX	VALUE	VALUE	SELECT INDUSTRY INDEX

SIX MONTHS	9.23%	9.26%	9.51%	N/A	N/A	N/A

ONE YEAR	20.38%	20.48%	20.90%	20.38%	20.48%	20.90%

SINCE INCEPTION (1)	7.15%	7.11%	7.95%	3.64%	3.62%	4.04%

(1)	For the period January 26, 2011 to December 31, 2012.

97

SPDR S&P Transportation ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

98

SPDR S&P Transportation ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

					J.B. HUNT TRANSPORT
DESCRIPTION	KIRBY CORP.	DELTA AIR LINES, INC.	LANDSTAR SYSTEM, INC.	US AIRWAYS GROUP, INC.	SERVICES, INC.

MARKET VALUE	$470,116	467,381	465,897	464,859	463,947

% OF NET ASSETS	3.5	3.5	3.5	3.4	3.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Trucking	33.6%
Airlines	24.7
Air Freight & Logistics	20.4
Railroads	16.6
Marine	4.5
Short Term Investments	0.7
Other Assets & Liabilities	(0.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

99

SPDR S&P 1500 Momentum Tilt ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

DESCRIPTION	APPLE, INC.	EXXON MOBIL CORP.	GENERAL ELECTRIC CO.	AT&T, INC.	PFIZER, INC.

MARKET VALUE	$410,966	176,822	163,512	127,019	122,365

% OF NET ASSETS	6.8	3.0	2.7	2.1	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Computers & Peripherals	7.4%
Oil, Gas & Consumable Fuels	7.1
Pharmaceuticals	6.5
Media	5.3
Commercial Banks	4.5
IT Services	3.8
Diversified Telecommunication Services	3.6
Specialty Retail	3.5
Industrial Conglomerates	3.4
Insurance	3.3
Internet Software & Services	3.1
Diversified Financial Services	3.0
Food & Staples Retailing	2.7
Biotechnology	2.7
Real Estate Investment Trusts	2.7
Chemicals	2.6
Software	2.4
Tobacco	2.3
Health Care Equipment & Supplies	1.9
Beverages	1.9
Health Care Providers & Services	1.7
Household Products	1.7
Machinery	1.7
Aerospace & Defense	1.6
Capital Markets	1.5
Hotels, Restaurants & Leisure	1.5
Communications Equipment	1.4
Electric Utilities	1.3
Food Products	1.1
Internet & Catalog Retail	1.1
Consumer Finance	1.0
Household Durables	0.8
Multi-Utilities	0.8
Energy Equipment & Services	0.7
Road & Rail	0.7
Electrical Equipment	0.6
Multiline Retail	0.6
Wireless Telecommunication Services	0.6
Semiconductors & Semiconductor Equipment	0.5
Commercial Services & Supplies	0.5
Paper & Forest Products	0.5
Textiles, Apparel & Luxury Goods	0.4
Life Sciences Tools & Services	0.4
Electronic Equipment, Instruments & Components	0.4
Trading Companies & Distributors	0.3
Metals & Mining	0.3
Air Freight & Logistics	0.2
Building Products	0.2
Leisure Equipment & Products	0.2
Containers & Packaging	0.2
Gas Utilities	0.2
Construction & Engineering	0.2
Construction Materials	0.2
Professional Services	0.2
Personal Products	0.1
Thrifts & Mortgage Finance	0.1
Distributors	0.1
Health Care Technology	0.1
Diversified Consumer Services	0.1
Automobiles	0.1
Real Estate Management & Development	0.1
Airlines	0.0
Water Utilities	0.0
Auto Components	0.0
Independent Power Producers & Energy Traders	0.0
Office Electronics	0.0
Marine	0.0
Short Term Investments	0.7
Other Assets & Liabilities	(0.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2).

100

SPDR S&P 1500 Value Tilt ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

DESCRIPTION	EXXON MOBIL CORP.	BANK OF AMERICA CORP.	AT&T, INC.	CHEVRON CORP.	WAL-MART STORES, INC.

MARKET VALUE	$190,237	135,523	125,873	124,577	124,315

% OF NET ASSETS	3.1	2.2	2.1	2.1	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	9.8%
Insurance	6.4
Diversified Financial Services	5.7
Pharmaceuticals	4.8
Food & Staples Retailing	3.8
Diversified Telecommunication Services	3.7
Commercial Banks	3.3
Media	3.1
Computers & Peripherals	3.0
Health Care Providers & Services	3.0
Electric Utilities	2.7
Capital Markets	2.5
Software	2.5
IT Services	2.5
Aerospace & Defense	2.4
Specialty Retail	2.3
Industrial Conglomerates	2.0
Machinery	1.9
Food Products	1.9
Chemicals	1.8
Real Estate Investment Trusts	1.8
Semiconductors & Semiconductor Equipment	1.7
Household Products	1.7
Multi-Utilities	1.6
Beverages	1.6
Energy Equipment & Services	1.5
Internet Software & Services	1.5
Hotels, Restaurants & Leisure	1.4
Health Care Equipment & Supplies	1.4
Tobacco	1.3
Communications Equipment	1.1
Biotechnology	1.0
Metals & Mining	0.9
Automobiles	0.9
Consumer Finance	0.9
Electronic Equipment, Instruments & Components	0.9
Multiline Retail	0.7
Commercial Services & Supplies	0.7
Road & Rail	0.7
Electrical Equipment	0.7
Air Freight & Logistics	0.6
Household Durables	0.5
Internet & Catalog Retail	0.5
Textiles, Apparel & Luxury Goods	0.5
Wireless Telecommunication Services	0.5
Life Sciences Tools & Services	0.4
Paper & Forest Products	0.4
Construction & Engineering	0.4
Gas Utilities	0.3
Auto Components	0.3
Containers & Packaging	0.3
Independent Power Producers & Energy Traders	0.2
Thrifts & Mortgage Finance	0.2
Professional Services	0.2
Trading Companies & Distributors	0.2
Diversified Consumer Services	0.2
Airlines	0.2
Leisure Equipment & Products	0.1
Building Products	0.1
Personal Products	0.1
Office Electronics	0.1
Distributors	0.1
Construction Materials	0.1
Health Care Technology	0.1
Real Estate Management & Development	0.0
Water Utilities	0.0
Marine	0.0
Short Term Investments	0.8
Other Assets & Liabilities	(0.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2).

101

SPDR Wells Fargo Preferred Stock ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/16/09, 9/23/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Wells Fargo Preferred Stock ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.45%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			WELLS FARGO HYBRID			WELLS FARGO HYBRID
			AND PREFERRED			AND PREFERRED
	NET ASSET	MARKET	SECURITIES	NET ASSET	MARKET	SECURITIES
	VALUE	VALUE	AGGREGATE INDEX	VALUE	VALUE	AGGREGATE INDEX

SIX MONTHS	3.14%	2.98%	3.19%	N/A	N/A	N/A

ONE YEAR	13.51%	13.52%	13.76%	13.51%	13.52%	13.76%

THREE YEARS	31.02%	30.93%	31.93%	9.42%	9.40%	9.67%

SINCE INCEPTION (1)	38.72%	38.73%	40.05%	10.45%	10.46%	10.78%

(1) For the period September 16, 2009 to December 31, 2012.

102

SPDR Wells Fargo Preferred Stock ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

103

SPDR Wells Fargo Preferred Stock ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	PNC FINANCIAL SERVICES	BARCLAYS BANK PLC	HSBC HOLDINGS	CREDIT SUISSE	METLIFE, INC.
DESCRIPTION	GROUP, INC., 6.13%	SERIES 5, 8.13%	PLC, 8.00%	GUERNSEY, 7.90%	SERIES B, 6.50%

MARKET VALUE	$7,197,977	7,185,221	6,907,473	6,697,120	6,548,575

% OF NET ASSETS	2.2	2.2	2.2	2.1	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY	NET ASSETS

Commercial Banks	27.6%
Diversified Financial Services	22.6
Insurance	18.8
Real Estate Investment Trusts	11.0
Electric Utilities	5.6
Capital Markets	4.8
Diversified Telecommunication Services	3.5
Multi-Utilities	2.0
Machinery	1.1
Automobiles	0.8
Wireless Telecommunication Services	0.5
Consumer Finance	0.5
Independent Power Producers & Energy Traders	0.5
Media	0.4
Short Term Investments	8.7
Other Assets & Liabilities	(8.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

104

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.2%
BE Aerospace, Inc. (a)	5,497	$271,552
Engility Holdings, Inc. (a)(b)	658	12,673
Exelis, Inc.	6,381	71,914
General Dynamics Corp.	8,590	595,029
Honeywell International, Inc.	19,025	1,207,517
Huntington Ingalls Industries, Inc.	1,619	70,167
L-3 Communications Holdings, Inc.	3,950	302,649
Lockheed Martin Corp.	8,887	820,181
National Presto Industries, Inc. (b)	1,284	88,724
Northrop Grumman Corp.	9,716	656,607
Precision Castparts Corp.	3,464	656,151
Raytheon Co.	12,527	721,054
Rockwell Collins, Inc.	6,227	362,225
Textron, Inc.	7,848	194,552
The Boeing Co.	18,522	1,395,818
United Technologies Corp.	23,787	1,950,772

		9,377,585

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	4,524	286,007
Expeditors International of Washington, Inc.	6,630	262,216
FedEx Corp.	8,169	749,261
Forward Air Corp. (b)	6,059	212,126
United Parcel Service, Inc. (Class B)	20,715	1,527,317
UTI Worldwide, Inc.	6,568	88,011

		3,124,938

AIRLINES — 0.2%
Delta Air Lines, Inc. (a)	17,465	207,310
JetBlue Airways Corp. (a)(b)	9,536	54,451
Republic Airways Holdings, Inc. (a)(b)	36,056	204,798
Southwest Airlines Co.	20,634	211,292
United Continental Holdings, Inc. (a)(b)	8,911	208,339
US Airways Group, Inc. (a)(b)	5,266	71,091

		957,281

AUTO COMPONENTS — 0.3%
American Axle & Manufacturing Holdings, Inc. (a)(b)	1,380	15,456
BorgWarner, Inc. (a)	2,677	191,727
Gentex Corp. (b)	9,641	181,443
Johnson Controls, Inc.	18,853	578,787
Modine Manufacturing Co. (a)	12,799	104,056
The Goodyear Tire & Rubber Co. (a)	9,463	130,684

		1,202,153

AUTOMOBILES — 0.4%
Ford Motor Co.	88,139	1,141,400
Harley-Davidson, Inc.	8,493	414,798
Thor Industries, Inc.	981	36,719

		1,592,917

BEVERAGES — 2.0%
Beam, Inc.	4,276	261,221
Central European Distribution Corp. (a)(b)	1,473	3,196
Coca-Cola Enterprises, Inc.	10,773	341,827
Constellation Brands, Inc. (Class A) (a)	7,692	272,220
Dr. Pepper Snapple Group, Inc.	7,204	318,273
Molson Coors Brewing Co. (Class B)	4,037	172,743
Monster Beverage Corp. (a)	4,530	239,546
PepsiCo, Inc.	42,551	2,911,765
The Coca-Cola Co.	112,359	4,073,014

		8,593,805

BIOTECHNOLOGY — 2.2%
Acorda Therapeutics, Inc. (a)	2,433	60,484
Alexion Pharmaceuticals, Inc. (a)	4,612	432,652
Alkermes PLC (a)	4,528	83,858
Alnylam Pharmaceuticals, Inc. (a)	2,088	38,106
AMAG Pharmaceuticals, Inc. (a)	568	8,355
Amgen, Inc.	29,027	2,505,611
Biogen Idec, Inc. (a)	8,346	1,224,108
BioMarin Pharmaceutical, Inc. (a)	3,640	179,270
Celgene Corp. (a)	13,282	1,045,559
Chelsea Therapeutics International, Ltd. (a)(b)	12,876	9,786
Cubist Pharmaceuticals, Inc. (a)	2,443	102,753
Dendreon Corp. (a)(b)	7,531	39,764
Gilead Sciences, Inc. (a)	25,737	1,890,383
Incyte Corp. (a)(b)	2,760	45,844
InterMune, Inc. (a)(b)	1,117	10,824
Isis Pharmaceuticals, Inc. (a)(b)	4,355	45,553
Medivation, Inc. (a)	11,020	563,783
Myriad Genetics, Inc. (a)	2,661	72,512
Neurocrine Biosciences, Inc. (a)(b)	3,714	27,781
Novavax, Inc. (a)(b)	6,800	12,852
Onyx Pharmaceuticals, Inc. (a)(b)	2,169	163,825
PDL BioPharma, Inc. (b)	6,723	47,397
Regeneron Pharmaceuticals, Inc. (a)	1,708	292,187
Rigel Pharmaceuticals, Inc. (a)(b)	16,100	104,650
Sarepta Therapeutics, Inc. (a)	3,493	90,119
SIGA Technologies, Inc. (a)	14,177	37,144
Spectrum Pharmaceuticals, Inc. (b)	5,901	66,032
Vertex Pharmaceuticals, Inc. (a)	4,464	187,220

		9,388,412

BUILDING PRODUCTS — 0.2%
Builders FirstSource, Inc. (a)(b)	48,639	271,406
Fortune Brands Home & Security, Inc. (a)	4,276	124,945
Masco Corp.	11,258	187,558
Quanex Building Products Corp. (b)	1,060	21,634
Simpson Manufacturing Co., Inc. (b)	2,671	87,582
USG Corp. (a)(b)	10,425	292,630

		985,755

CAPITAL MARKETS — 1.8%
Affiliated Managers Group, Inc. (a)	1,282	166,852
Ameriprise Financial, Inc.	6,974	436,782
BlackRock, Inc.	1,066	220,353
Diamond Hill Investment Group, Inc. (b)	238	16,151
E*TRADE Financial Corp. (a)	5,757	51,525
Eaton Vance Corp. (b)	3,632	115,679
Federated Investors, Inc. (Class B) (b)	1,698	34,351

See accompanying notes to financial statements.

105

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Franklin Resources, Inc.	4,221	$530,580
Intl. FCStone, Inc. (a)(b)	5,016	87,329
Invesco, Ltd.	12,302	320,959
Janus Capital Group, Inc. (b)	10,429	88,855
Jefferies Group, Inc.	4,050	75,208
KBW, Inc.	1,464	22,399
Knight Capital Group, Inc. (Class A) (a)	1,308	4,591
Legg Mason, Inc.	6,140	157,921
Medallion Financial Corp.	1,858	21,813
Morgan Stanley	33,246	635,664
Northern Trust Corp.	6,543	328,197
Raymond James Financial, Inc.	3,090	119,058
SEI Investments Co.	9,883	230,669
State Street Corp. (c)	13,932	654,943
T. Rowe Price Group, Inc.	7,366	479,748
TD Ameritrade Holding Corp.	7,526	126,512
The Bank of New York Mellon Corp.	31,632	812,942
The Charles Schwab Corp. (b)	27,606	396,422
The Goldman Sachs Group, Inc.	12,056	1,537,863
Waddell & Reed Financial, Inc. (Class A) (b)	5,514	191,997
Walter Investment Management Corp. (a)	803	34,545

		7,899,908

CHEMICALS — 2.2%
Air Products & Chemicals, Inc.	5,355	449,927
Airgas, Inc.	2,437	222,474
Ashland, Inc.	3,062	246,215
Cabot Corp.	3,492	138,947
Calgon Carbon Corp. (a)	3,005	42,611
Celanese Corp. (Series A)	5,112	227,637
CF Industries Holdings, Inc.	2,098	426,230
E. I. du Pont de Nemours & Co.	25,301	1,137,786
Eastman Chemical Co.	7,133	485,401
Ecolab, Inc.	11,157	802,188
FMC Corp.	4,216	246,720
Monsanto Co.	15,786	1,494,145
PPG Industries, Inc.	5,495	743,748
Praxair, Inc.	9,543	1,044,481
Sigma-Aldrich Corp. (b)	2,988	219,857
Stepan Co.	3,086	171,397
The Dow Chemical Co.	29,291	946,685
The Mosaic Co.	5,024	284,509
The Sherwin-Williams Co.	2,253	346,557

		9,677,515

COMMERCIAL BANKS — 3.2%
Bank of Hawaii Corp.	1,447	63,740
Banner Corp.	7,327	225,159
BB&T Corp.	18,300	532,713
BBCN Bancorp, Inc.	16,679	192,976
CapitalSource, Inc.	3,070	23,271
Cathay General Bancorp	2,016	39,312
Centerstate Banks, Inc.	11,633	99,229
CIT Group, Inc. (a)	5,583	215,727
Columbia Banking System, Inc. (b)	7,847	140,775
Comerica, Inc.	4,057	123,089
CVB Financial Corp.	12,305	127,972
East West Bancorp, Inc.	3,560	76,504
F.N.B. Corp. (b)	11,154	118,455
Fifth Third Bancorp	21,431	325,537
First Bancorp (b)	10,586	135,713
First Commonwealth Financial Corp. (b)	39,274	267,849
First Financial Bancorp	12,532	183,218
First Horizon National Corp. (b)	6,956	68,934
First Merchants Corp.	8,817	130,844
First Niagara Financial Group, Inc.	15,958	126,547
Huntington Bancshares, Inc.	13,906	88,859
Independent Bank Corp.-Massachusetts (b)	5,669	164,118
International Bancshares Corp.	10,977	198,135
Keycorp	14,390	121,164
M&T Bank Corp.	2,356	231,995
MB Financial, Inc.	12,532	247,507
National Penn Bancshares, Inc. (b)	12,135	113,098
Old National Bancorp	2,349	27,883
PacWest Bancorp	3,306	81,923
PNC Financial Services Group, Inc.	16,363	954,127
Popular, Inc. (a)	17,963	373,451
Regions Financial Corp.	25,156	179,111
Sandy Spring Bancorp, Inc.	9,436	183,247
Simmons First National Corp. (b)	5,904	149,725
SunTrust Banks, Inc.	14,085	399,310
Susquehanna Bancshares, Inc.	10,602	111,109
Trustmark Corp. (b)	2,253	50,602
U.S. Bancorp	48,197	1,539,412
Umpqua Holdings Corp.	9,387	110,673
United Bankshares, Inc. (b)	1,715	41,709
United Community Banks, Inc. (a)(b)	5,998	56,501
Wells Fargo & Co.	136,052	4,650,257
Western Alliance Bancorp (a)(b)	15,039	158,361
Wilshire Bancorp, Inc. (a)	27,862	163,550
Zions Bancorporation	5,823	124,612

		13,738,003

COMMERCIAL SERVICES & SUPPLIES — 0.6%
ACCO Brands Corp. (a)	1,222	8,969
Avery Dennison Corp.	4,382	153,019
Cintas Corp.	6,054	247,609
Courier Corp.	5,193	57,123
Covanta Holding Corp.	4,286	78,948
Ennis, Inc.	9,723	150,415
Herman Miller, Inc. (b)	5,667	121,387
Iron Mountain, Inc.	8,453	262,466
Pitney Bowes, Inc. (b)	7,277	77,427
R.R. Donnelley & Sons Co. (b)	9,218	82,962
Republic Services, Inc.	7,847	230,153
Stericycle, Inc. (a)	2,088	194,748
The ADT Corp.	3,158	146,815
Tyco International, Ltd.	6,317	184,772
Waste Connections, Inc. (b)	4,144	140,026
Waste Management, Inc.	13,686	461,766

		2,598,605

COMMUNICATIONS EQUIPMENT — 2.0%
Arris Group, Inc. (a)	7,378	110,227

See accompanying notes to financial statements.

106

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Brocade Communications Systems, Inc. (a)	7,842	$41,798
Ciena Corp. (a)(b)	8,662	135,993
Cisco Systems, Inc.	161,443	3,172,355
Comtech Telecommunications Corp.	1,473	37,385
EchoStar Corp. (Class A) (a)	1,783	61,014
Emulex Corp. (a)	1,055	7,701
F5 Networks, Inc. (a)	2,825	274,449
Finisar Corp. (a)(b)	6,946	113,220
Harmonic, Inc. (a)	4,124	20,909
Harris Corp.	5,247	256,893
InterDigital, Inc. (b)	2,198	90,338
JDS Uniphase Corp. (a)	10,030	135,806
Juniper Networks, Inc. (a)	16,740	329,276
Motorola Solutions, Inc.	9,070	505,018
Plantronics, Inc.	1,447	53,351
Polycom, Inc. (a)	6,708	70,166
QUALCOMM, Inc.	46,275	2,869,975
Riverbed Technology, Inc. (a)	5,414	106,764
Tellabs, Inc.	18,367	41,877

		8,434,515

COMPUTERS & PERIPHERALS — 4.2%
Apple, Inc.	24,864	13,253,258
Avid Technology, Inc. (a)	2,417	18,321
Dell, Inc.	49,846	504,940
EMC Corp. (a)	56,855	1,438,431
Hewlett-Packard Co.	67,703	964,768
Lexmark International, Inc. (Class A)	3,061	70,985
NCR Corp. (a)	6,713	171,047
NetApp, Inc. (a)	12,465	418,201
Novatel Wireless, Inc. (a)(b)	8,550	11,457
QLogic Corp. (a)	8,348	81,226
SanDisk Corp. (a)	9,712	423,055
Seagate Technology PLC	14,576	444,276
Western Digital Corp.	8,344	354,536

		18,154,501

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (a)	2,439	58,048
EMCOR Group, Inc.	2,362	81,749
Fluor Corp.	5,502	323,187
Jacobs Engineering Group, Inc. (a)	3,634	154,699
KBR, Inc.	4,466	133,623
Quanta Services, Inc. (a)	5,347	145,920
The Shaw Group, Inc. (a)	2,588	120,627
URS Corp.	2,281	89,552

		1,107,405

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	2,362	138,177
Martin Marietta Materials, Inc. (b)	1,700	160,276
Vulcan Materials Co.	3,562	185,402

		483,855

CONSUMER FINANCE — 0.8%
American Express Co.	30,478	1,751,875
Capital One Financial Corp.	13,183	763,691
Discover Financial Services	13,125	505,969
SLM Corp.	14,469	247,854

		3,269,389

CONTAINERS & PACKAGING — 0.1%
Crown Holdings, Inc. (a)	7,459	274,566
Owens-Illinois, Inc. (a)	6,154	130,895
Sealed Air Corp. (b)	8,349	146,191

		551,652

DISTRIBUTORS — 0.1%
Genuine Parts Co.	3,060	194,555
LKQ Corp. (a)	10,386	219,144
Pool Corp.	5,340	225,989

		639,688

DIVERSIFIED CONSUMER SERVICES — 0.2%
Apollo Group, Inc. (Class A) (a)	4,279	89,517
Ascent Media Corp. (Class A) (a)	786	48,685
Capella Education Co. (a)	1,308	36,925
Career Education Corp. (a)(b)	4,691	16,512
Corinthian Colleges, Inc. (a)(b)	3,576	8,725
DeVry, Inc. (b)	1,847	43,829
H&R Block, Inc.	9,137	169,674
ITT Educational Services, Inc. (a)	1,463	25,325
Service Corp. International	19,487	269,115
Sotheby’s (b)	1,954	65,694
Strayer Education, Inc. (b)	500	28,085

		802,086

DIVERSIFIED FINANCIAL SERVICES — 2.9%
Bank of America Corp.	279,630	3,243,708
Citigroup, Inc.	64,108	2,536,112
CME Group, Inc.	9,700	491,887
IntercontinentalExchange, Inc. (a)	2,349	290,830
JPMorgan Chase & Co.	111,750	4,913,647
Leucadia National Corp.	7,200	171,288
Moody’s Corp.	6,869	345,648
MSCI, Inc. (Class A) (a)	3,005	93,125
NYSE Euronext	9,383	295,940
PHH Corp. (a)	1,941	44,158
The NASDAQ OMX Group, Inc.	5,663	141,632

		12,567,975

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	163,082	5,497,494
CenturyLink, Inc.	16,669	652,091
Cogent Communications Group, Inc. (b)	5,016	113,562
Consolidated Communications Holdings, Inc. (b)	7,168	114,115
Frontier Communications Corp. (b)	35,701	152,800
Level 3 Communications, Inc. (a)(b)	1,686	38,964
tw telecom, Inc. (a)	6,706	170,802
Verizon Communications, Inc.	77,168	3,339,060
Windstream Corp. (b)	14,987	124,092

		10,202,980

ELECTRIC UTILITIES — 1.7%
American Electric Power Co., Inc.	11,880	507,038
Duke Energy Corp.	15,922	1,015,824
Edison International	9,638	435,541
Entergy Corp.	5,180	330,225

See accompanying notes to financial statements.

107

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Exelon Corp.	23,725	$705,582
FirstEnergy Corp.	13,367	558,206
Hawaiian Electric Industries, Inc.	400	10,056
MGE Energy, Inc. (b)	5,598	285,218
NextEra Energy, Inc.	10,280	711,273
Northeast Utilities	4,144	161,948
Pepco Holdings, Inc. (b)	11,975	234,830
Pinnacle West Capital Corp.	3,240	165,175
PNM Resources, Inc. (b)	8,017	164,429
PPL Corp.	11,641	333,282
The Southern Co.	22,569	966,179
Unitil Corp.	11,083	287,271
Xcel Energy, Inc.	15,764	421,056

		7,293,133

ELECTRICAL EQUIPMENT — 0.8%
Capstone Turbine Corp. (a)(b)	38,203	34,001
Eaton Corp. PLC	11,535	625,197
Emerson Electric Co.	21,685	1,148,438
General Cable Corp. (a)	3,010	91,534
GrafTech International, Ltd. (a)(b)	4,922	46,217
Hubbell, Inc. (Class B)	3,808	322,271
Rockwell Automation, Inc.	5,109	429,105
Roper Industries, Inc.	4,303	479,698
The Babcock & Wilcox Co.	4,143	108,547

		3,285,008

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. (Class A)	6,800	439,960
Arrow Electronics, Inc. (a)	6,550	249,424
Avnet, Inc. (a)	7,526	230,371
Benchmark Electronics, Inc. (a)	5,515	91,659
Corning, Inc.	43,058	543,392
Dolby Laboratories, Inc. (Class A) (b)	2,008	58,895
FEI Co. (b)	3,899	216,238
FLIR Systems, Inc.	4,779	106,619
Itron, Inc. (a)	1,227	54,663
Jabil Circuit, Inc.	7,373	142,225
Molex, Inc.	7,033	192,212
National Instruments Corp.	4,132	106,647
Power-One, Inc. (a)(b)	2,360	9,700
Sanmina Corp. (a)	4,460	49,372
TE Connectivity, Ltd.	6,705	248,890
Tech Data Corp. (a)	4,764	216,905
Trimble Navigation, Ltd. (a)	6,702	400,646
Vishay Intertechnology, Inc. (a)(b)	10,507	111,689
Vishay Precision Group, Inc. (a)(b)	738	9,756

		3,479,263

ENERGY EQUIPMENT & SERVICES — 1.9%
Baker Hughes, Inc.	13,846	565,471
Basic Energy Services, Inc. (a)(b)	11,827	134,946
Cameron International Corp. (a)	7,192	406,060
Diamond Offshore Drilling, Inc.	1,447	98,338
Dresser-Rand Group, Inc. (a)	734	41,207
Exterran Holdings, Inc. (a)(b)	3,558	77,991
FMC Technologies, Inc. (a)	7,539	322,895
Halliburton Co.	27,201	943,603
Helix Energy Solutions Group, Inc. (a)	2,036	42,023
Helmerich & Payne, Inc.	3,708	207,685
ION Geophysical Corp. (a)(b)	34,302	223,306
McDermott International, Inc. (a)	8,333	91,830
Nabors Industries, Ltd. (a)	10,357	149,659
National Oilwell Varco, Inc.	13,442	918,761
Noble Corp.	3,476	121,034
Oceaneering International, Inc.	1,222	65,732
Patterson-UTI Energy, Inc. (b)	8,491	158,187
Rowan Cos. PLC (a)	6,805	212,792
Schlumberger, Ltd.	39,848	2,761,068
Superior Energy Services, Inc. (a)	8,349	172,991
TGC Industries, Inc. (b)	11,251	92,146
Tidewater, Inc.	2,038	91,058
Weatherford International, Ltd. (a)	11,986	134,123

		8,032,906

FOOD & STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	12,461	1,230,773
CVS Caremark Corp.	41,570	2,009,910
Safeway, Inc. (b)	13,336	241,248
SUPERVALU, Inc. (b)	7,529	18,597
Sysco Corp.	18,118	573,616
The Kroger Co.	16,658	433,441
Wal-Mart Stores, Inc.	52,187	3,560,719
Walgreen Co.	26,124	966,849
Whole Foods Market, Inc.	4,143	378,380

		9,413,533

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	16,838	461,193
Bunge, Ltd.	4,133	300,428
Campbell Soup Co. (b)	9,236	322,244
ConAgra Foods, Inc.	16,681	492,090
Dean Foods Co. (a)	6,559	108,289
Flowers Foods, Inc.	9,130	212,455
General Mills, Inc.	20,082	811,514
Green Mountain Coffee Roasters, Inc. (a)(b)	2,440	100,918
H.J. Heinz Co.	8,726	503,316
Kellogg Co.	5,987	334,374
Kraft Foods Group, Inc.	13,453	611,708
McCormick & Co., Inc.	3,231	205,265
Mead Johnson Nutrition Co.	5,583	367,864
Mondelez International, Inc. (Class A)	40,360	1,027,969
Sanderson Farms, Inc.	330	15,692
Smithfield Foods, Inc. (a)	4,618	99,610
The Hershey Co.	5,083	367,094
The J.M. Smucker Co.	2,847	245,525
TreeHouse Foods, Inc. (a)(b)	2,686	140,021
Tyson Foods, Inc. (Class A)	10,827	210,044

		6,937,613

GAS UTILITIES — 0.0% (d)
Delta Natural Gas Co., Inc. (b)	4,375	85,531
Gas Natural, Inc. (b)	2,981	27,813
Questar Corp.	4,297	84,909

		198,253

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
ABIOMED, Inc. (a)(b)	3,394	45,683
Alere, Inc. (a)	3,232	59,792

See accompanying notes to financial statements.

108

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Baxter International, Inc.	17,237	$1,149,018
Becton, Dickinson and Co.	7,050	551,239
Boston Scientific Corp. (a)	39,882	228,524
C.R. Bard, Inc.	3,712	362,811
CareFusion Corp. (a)	5,494	157,019
Covidien PLC	7,698	444,482
DENTSPLY International, Inc.	3,473	137,566
Edwards Lifesciences Corp. (a)	5,651	509,551
Hologic, Inc. (a)	10,185	204,006
Intuitive Surgical, Inc. (a)	973	477,130
MAKO Surgical Corp. (a)(b)	1,144	14,723
Masimo Corp. (b)	2,265	47,588
Medtronic, Inc.	32,365	1,327,612
NuVasive, Inc. (a)	1,634	25,262
ResMed, Inc. (b)	4,542	188,811
St. Jude Medical, Inc.	10,129	366,062
Stryker Corp.	7,925	434,448
Thoratec Corp. (a)(b)	2,012	75,490
Varian Medical Systems, Inc. (a)(b)	4,603	323,315
Vascular Solutions, Inc. (a)	2,096	33,117
Zimmer Holdings, Inc.	6,306	420,358

		7,583,607

HEALTH CARE PROVIDERS & SERVICES — 2.3%
Aetna, Inc.	12,550	581,065
Amedisys, Inc. (a)	1,361	15,338
AmerisourceBergen Corp.	7,687	331,925
athenahealth, Inc. (a)	1,308	96,073
Cardinal Health, Inc.	10,989	452,527
Cigna Corp.	9,077	485,256
Community Health Systems, Inc.	1,874	57,607
Coventry Health Care, Inc.	5,412	242,620
DaVita, Inc. (a)	4,049	447,536
Express Scripts Holding Co. (a)	25,335	1,368,090
Health Management Associates, Inc. (Class A) (a)	8,330	77,636
Health Net, Inc. (a)	5,422	131,755
HealthSouth Corp. (a)	5,589	117,984
Healthways, Inc. (a)	724	7,747
Henry Schein, Inc. (a)	4,549	366,012
Humana, Inc.	5,662	388,583
Laboratory Corp. of America Holdings (a)	2,921	253,017
McKesson Corp.	8,893	862,265
Omnicare, Inc. (b)	4,680	168,948
Patterson Cos., Inc.	4,683	160,299
PSS World Medical, Inc. (a)	4,220	121,874
Quest Diagnostics, Inc.	3,801	221,484
Tenet Healthcare Corp. (a)	4,251	138,030
UnitedHealth Group, Inc.	32,919	1,785,526
VCA Antech, Inc. (a)(b)	4,932	103,819
WellCare Health Plans, Inc. (a)	640	31,162
WellPoint, Inc.	14,469	881,451

		9,895,629

HOTELS, RESTAURANTS & LEISURE — 2.1%
Biglari Holdings, Inc. (a)	340	132,607
Bob Evans Farms, Inc. (b)	7,754	311,711
Brinker International, Inc.	4,112	127,431
Carnival Corp.	11,825	434,805
Darden Restaurants, Inc.	5,010	225,800
International Game Technology	11,411	161,694
Interval Leisure Group, Inc. (b)	1,610	31,218
Las Vegas Sands Corp.	13,095	604,465
Marriott International, Inc. (Class A)	11,403	424,990
Marriott Vacations Worldwide Corp. (a)	1,364	56,838
McDonald’s Corp.	27,485	2,424,452
MGM Resorts International (a)	7,767	90,408
Panera Bread Co. (Class A) (a)	1,290	204,891
Penn National Gaming, Inc. (a)(b)	3,724	182,885
Royal Caribbean Cruises, Ltd.	3,487	118,558
Ryman Hospitality Properties	1,157	44,498
Scientific Games Corp. (Class A) (a)	5,670	49,159
Starbucks Corp.	20,782	1,114,331
Starwood Hotels & Resorts Worldwide, Inc.	6,805	390,335
The Cheesecake Factory, Inc. (b)	5,893	192,819
Wyndham Worldwide Corp.	10,363	551,415
Wynn Resorts, Ltd.	3,408	383,366
Yum! Brands, Inc.	14,977	994,473

		9,253,149

HOUSEHOLD DURABLES — 0.6%
American Greetings Corp. (Class A) (b)	5,974	100,901
D.R. Horton, Inc.	10,130	200,371
Garmin, Ltd. (b)	4,840	197,569
Harman International Industries, Inc.	3,145	140,393
KB Home (b)	5,590	88,322
Leggett & Platt, Inc.	8,162	222,170
Lennar Corp. (Class A) (b)	6,798	262,879
Mohawk Industries, Inc. (a)	1,447	130,910
NACCO Industries, Inc.	1,349	81,871
Newell Rubbermaid, Inc.	11,155	248,422
NVR, Inc. (a)	243	223,560
Pulte Group, Inc. (a)	14,825	269,222
The Ryland Group, Inc. (b)	2,337	85,300
Toll Brothers, Inc. (a)	4,695	151,789
Whirlpool Corp.	2,581	262,617

		2,666,296

HOUSEHOLD PRODUCTS — 2.0%
Church & Dwight Co., Inc.	8,168	437,560
Colgate-Palmolive Co.	13,323	1,392,787
Energizer Holdings, Inc.	2,433	194,591
Kimberly-Clark Corp.	10,268	866,927
The Clorox Co.	3,806	278,675
The Procter & Gamble Co.	77,852	5,285,372

		8,455,912

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Calpine Corp. (a)	9,883	179,179
NRG Energy, Inc.	14,509	333,562
The AES Corp.	20,805	222,613

		735,354

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	17,695	1,642,981
Danaher Corp.	12,937	723,178

See accompanying notes to financial statements.

109

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

General Electric Co.	295,529	$6,203,154
Raven Industries, Inc. (b)	5,014	132,169

		8,701,482

INSURANCE — 4.0%
ACE, Ltd.	4,898	390,860
Aflac, Inc.	13,605	722,698
American International Group, Inc. (a)	25,116	886,595
Aon PLC	7,686	427,342
Arthur J. Gallagher & Co.	2,998	103,881
Assurant, Inc.	4,211	146,122
Assured Guaranty, Ltd.	4,360	62,043
Berkshire Hathaway, Inc. (Class B) (a)	53,279	4,779,126
Cincinnati Financial Corp. (b)	4,612	180,606
Eastern Insurance Holdings, Inc. (b)	5,520	94,282
Everest Re Group, Ltd.	1,878	206,486
Fidelity National Financial, Inc. (Class A)	7,674	180,723
Genworth Financial, Inc. (Class A) (a)	14,072	105,681
Hartford Financial Services Group, Inc.	12,392	278,076
Lincoln National Corp.	12,461	322,740
Loews Corp.	13,103	533,947
Marsh & McLennan Cos., Inc.	13,354	460,312
MBIA, Inc. (a)(b)	5,738	45,043
MetLife, Inc.	15,950	525,393
Old Republic International Corp.	11,734	124,967
PartnerRe, Ltd.	2,091	168,304
Principal Financial Group, Inc.	11,557	329,606
ProAssurance Corp.	7,100	299,549
Protective Life Corp. (b)	874	24,979
Prudential Financial, Inc.	13,108	699,050
Reinsurance Group of America, Inc.	2,182	116,781
RenaissanceRe Holdings, Ltd.	2,346	190,636
Seabright Holdings, Inc.	9,620	106,493
Selective Insurance Group, Inc.	7,272	140,131
Stewart Information Services Corp. (b)	8,967	233,142
The Allstate Corp.	16,347	656,659
The Chubb Corp.	10,693	805,397
The Hanover Insurance Group, Inc.	3,227	125,014
The Phoenix Cos, Inc. (a)(b)	2,645	65,411
The Progressive Corp.	18,196	383,936
The Travelers Cos., Inc.	17,319	1,243,850
Torchmark Corp.	3,643	188,234
Unum Group	12,772	265,913
Validus Holdings, Ltd.	4,299	148,659
W.R. Berkley Corp.	4,056	153,073
XL Group PLC	9,067	227,219

		17,148,959

INTERNET & CATALOG RETAIL — 0.9%
Amazon.com, Inc. (a)	9,156	2,299,438
Expedia, Inc.	4,709	289,368
HSN, Inc.	1,610	88,679
Liberty Interactive Corp. (Class A) (a)	18,274	359,632
Liberty Ventures, (Series A) (a)	947	64,169
Netflix, Inc. (a)(b)	1,132	105,027
Priceline.com, Inc. (a)	1,065	661,578
TripAdvisor, Inc. (a)(b)	4,709	197,589

		4,065,480

INTERNET SOFTWARE & SERVICES — 1.9%
Akamai Technologies, Inc. (a)	6,226	254,706
AOL, Inc. (a)	3,319	98,275
EarthLink, Inc.	10,912	70,491
eBay, Inc. (a)	28,741	1,466,366
Equinix, Inc. (a)	1,149	236,924
Facebook, Inc. (Class A) (a)	8,676	231,042
Google, Inc. (Class A) (a)	6,478	4,595,299
IAC/InterActiveCorp.	4,199	198,613
Internap Network Services Corp. (a)	13,762	95,508
Local Corp. (a)(b)	19,973	40,944
Monster Worldwide, Inc. (a)(b)	6,079	34,164
VeriSign, Inc. (a)	6,384	247,827
WebMD Health Corp. (a)	799	11,458
Yahoo!, Inc. (a)	32,931	655,327

		8,236,944

IT SERVICES — 3.4%
Accenture PLC (Class A)	10,239	680,894
Alliance Data Systems Corp. (a)(b)	1,866	270,122
Automatic Data Processing, Inc.	15,285	871,398
Broadridge Financial Solutions, Inc.	5,329	121,928
Cognizant Technology Solutions Corp. (Class A) (a)	9,962	737,686
Computer Sciences Corp.	5,676	227,324
Fidelity National Information Services, Inc.	12,882	448,422
Fiserv, Inc. (a)	6,476	511,798
International Business Machines Corp.	32,773	6,277,668
Jack Henry & Associates, Inc.	4,046	158,846
Lender Processing Services, Inc.	3,810	93,802
Mastercard, Inc. (Class A)	2,362	1,160,403
Paychex, Inc.	10,666	332,139
SAIC, Inc.	6,162	69,754
Teradata Corp. (a)	6,703	414,849
The Western Union Co.	18,699	254,493
Total System Services, Inc.	5,988	128,263
Unisys Corp. (a)(b)	2,281	39,461
VeriFone Systems, Inc. (a)	1,066	31,639
Visa, Inc. (Class A)	12,796	1,939,618

		14,770,507

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	4,944	143,821
Hasbro, Inc. (b)	6,406	229,975
Mattel, Inc.	14,904	545,785

		919,581

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)(b)	3,084	9,777
Agilent Technologies, Inc.	12,299	503,521
Charles River Laboratories International, Inc. (a)	1,958	73,366
Covance, Inc. (a)	1,795	103,697
Illumina, Inc. (a)(b)	3,732	207,462
Life Technologies Corp. (a)	6,147	301,695
PerkinElmer, Inc.	6,811	216,181
Sequenom, Inc. (a)(b)	2,412	11,385
Techne Corp.	2,836	193,812
Thermo Fisher Scientific, Inc.	12,931	824,739

See accompanying notes to financial statements.

110

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Waters Corp. (a)	3,816	$332,450

		2,778,085

MACHINERY — 2.5%
AGCO Corp. (a)	2,181	107,131
Caterpillar, Inc.	16,969	1,520,083
CLARCOR, Inc.	2,013	96,181
Commercial Vehicle Group, Inc. (a)(b)	23,882	196,071
Crane Co.	3,887	179,890
Cummins, Inc.	5,027	544,675
Deere & Co.	11,744	1,014,916
Donaldson Co., Inc.	4,454	146,269
Dover Corp.	5,098	334,990
Federal Signal Corp. (a)	11,183	85,103
Flowserve Corp.	1,466	215,209
Graco, Inc.	580	29,864
Harsco Corp.	3,979	93,507
Hyster-Yale Materials Handling, Inc. (b)	2,698	131,662
IDEX Corp.	6,963	323,988
Illinois Tool Works, Inc.	17,391	1,057,547
Ingersoll-Rand PLC	4,292	205,844
ITT Corp.	3,169	74,345
John Bean Technologies Corp.	811	14,411
Joy Global, Inc.	4,119	262,710
Lincoln Electric Holdings, Inc.	3,634	176,903
Meritor, Inc. (a)	37,710	178,368
Mueller Water Products, Inc. (Class A)	57,534	322,766
Navistar International Corp. (a)(b)	2,256	49,113
Oshkosh Corp. (a)	4,385	130,015
PACCAR, Inc.	9,386	424,341
Pall Corp.	6,891	415,252
Parker Hannifin Corp.	5,746	488,755
Pentair, Ltd.	6,211	305,271
SPX Corp.	2,509	176,006
Stanley Black & Decker, Inc.	3,807	281,604
Terex Corp. (a)	4,053	113,930
The Manitowoc Co., Inc. (b)	24,292	380,899
Timken Co.	5,330	254,934
WABCO Holdings, Inc. (a)	2,766	180,316
Watts Water Technologies, Inc. (Class A) (b)	4,679	201,150
Xylem, Inc.	6,381	172,925

		10,886,944

MARINE — 0.0% (d)
Genco Shipping & Trading, Ltd. (a)(b)	800	2,792

MEDIA — 4.0%
AMC Networks, Inc. (Class A) (a)	1,958	96,921
Cablevision Systems Corp. (Class A)	7,940	118,624
CBS Corp.	19,514	742,508
Comcast Corp. (Class A)	77,013	2,878,746
DIRECTV (Class A) (a)	28,071	1,408,041
Discovery Communications, Inc. (Series A) (a)	8,889	564,274
DISH Network Corp. (Class A)	8,969	326,472
Gannett Co., Inc.	11,976	215,688
Journal Communications, Inc. (Class A) (a)	10,427	56,410
Lamar Advertising Co. (Class A) (a)	3,571	138,376
Liberty Global, Inc. (Series A) (a)	11,486	723,503
Liberty Media Corp. — Liberty Capital (Class A) (a)	4,936	572,625
Live Nation Entertainment, Inc. (a)	4,367	40,657
News Corp. (Class A)	63,110	1,611,829
Omnicom Group, Inc.	8,652	432,254
Scripps Networks Interactive, Inc. (Class A)	2,014	116,651
Sirius XM Radio, Inc. (b)	98,873	285,743
The Interpublic Group of Cos., Inc.	16,664	183,637
The Madison Square Garden Co. (Class A) (a)	1,958	86,837
The McGraw-Hill Cos., Inc.	11,004	601,589
The New York Times Co. (Class A) (a)(b)	3,317	28,294
The Walt Disney Co.	50,414	2,510,113
Time Warner Cable, Inc.	8,749	850,315
Time Warner, Inc.	35,888	1,716,523
Valassis Communications, Inc. (b)	400	10,312
Viacom, Inc. (Class B)	15,038	793,104

		17,110,046

METALS & MINING — 0.8%
AK Steel Holding Corp. (b)	7,280	33,488
Alcoa, Inc.	25,166	218,441
Allegheny Technologies, Inc.	2,836	86,101
Allied Nevada Gold Corp. (a)(b)	1,552	46,762
Century Aluminum Co. (a)	2,825	24,747
Cliffs Natural Resources, Inc. (b)	4,540	175,062
Coeur d’Alene Mines Corp. (a)	1,206	29,668
Commercial Metals Co.	4,536	67,405
Freeport-McMoRan Copper & Gold, Inc.	25,826	883,249
McEwen Mining, Inc. (a)	81,127	310,716
Molycorp, Inc. (a)(b)	1,308	12,347
Newmont Mining Corp.	13,579	630,609
Nucor Corp.	8,253	356,364
Reliance Steel & Aluminum Co.	1,522	94,516
Royal Gold, Inc.	2,444	198,722
Schnitzer Steel Industries, Inc. (Class A)	1,132	34,334
Steel Dynamics, Inc.	6,137	84,261
SunCoke Energy, Inc. (a)	2,352	36,668
United States Steel Corp. (b)	5,496	131,189
Walter Energy, Inc. (b)	2,187	78,470
Worthington Industries, Inc.	1,624	42,208

		3,575,327

MULTI-UTILITIES — 0.9%
Alliant Energy Corp.	1,220	53,570
Ameren Corp.	5,739	176,302
CMS Energy Corp.	11,314	275,835
Consolidated Edison, Inc.	7,524	417,883
Dominion Resources, Inc.	17,244	893,239
DTE Energy Co.	3,415	205,071
NiSource, Inc.	8,091	201,385
PG&E Corp.	9,875	396,777

See accompanying notes to financial statements.

111

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Public Service Enterprise Group, Inc.	12,611	$385,897
Sempra Energy	6,634	470,616
TECO Energy, Inc. (b)	11,961	200,466
Wisconsin Energy Corp.	5,670	208,940

		3,885,981

MULTILINE RETAIL — 0.9%
Big Lots, Inc. (a)	5,105	145,288
Dillard’s, Inc. (Class A)	1,784	149,446
Dollar Tree, Inc. (a)	11,169	453,015
Family Dollar Stores, Inc.	4,785	303,417
J.C. Penney Co., Inc. (b)	6,558	129,258
Kohl’s Corp. (b)	8,330	358,023
Macy’s, Inc.	14,643	571,370
Nordstrom, Inc.	7,360	393,760
Sears Holdings Corp. (a)(b)	2,362	97,692
Target Corp.	18,030	1,066,835

		3,668,104

OFFICE ELECTRONICS — 0.1%
Xerox Corp.	48,075	327,872
Zebra Technologies Corp. (Class A) (a)	4,225	165,958

		493,830

OIL, GAS & CONSUMABLE FUELS — 8.3%
Abraxas Petroleum Corp. (a)(b)	40,458	88,603
Adams Resources & Energy, Inc.	714	25,040
Alpha Natural Resources, Inc. (a)(b)	10,689	104,111
Anadarko Petroleum Corp.	14,735	1,094,958
Apache Corp.	10,373	814,281
Approach Resources, Inc. (a)	7,594	189,926
Arch Coal, Inc. (b)	5,744	42,046
BPZ Resources, Inc. (a)(b)	27,446	86,455
Cabot Oil & Gas Corp.	4,548	226,218
Chesapeake Energy Corp. (b)	16,751	278,402
Chevron Corp.	55,924	6,047,621
Cimarex Energy Co.	1,698	98,026
Clayton Williams Energy, Inc. (a)	1,058	42,320
Cobalt International Energy, Inc. (a)	4,684	115,039
Concho Resources, Inc. (a)	3,068	247,158
ConocoPhillips	36,902	2,139,947
CONSOL Energy, Inc. (b)	5,814	186,629
Contango Oil & Gas Co.	476	20,163
Denbury Resources, Inc. (a)	11,102	179,852
Devon Energy Corp.	12,298	639,988
EOG Resources, Inc.	7,363	889,377
EXCO Resources, Inc. (b)	6,054	40,986
Exxon Mobil Corp.	133,952	11,593,546
Forest Oil Corp. (a)(b)	3,492	23,361
Goodrich Petroleum Corp. (a)	2,280	21,250
Hess Corp.	8,090	428,446
Hollyfrontier Corp.	8,737	406,707
Houston American Energy Corp. (a)(b)	13,845	3,046
Kinder Morgan, Inc.	9,696	342,560
Marathon Oil Corp.	20,723	635,367
Marathon Petroleum Corp.	10,361	652,743
Murphy Oil Corp.	5,662	337,172
Newfield Exploration Co. (a)	3,808	101,978
Noble Energy, Inc.	5,841	594,263
Occidental Petroleum Corp.	22,889	1,753,526
Panhandle Oil & Gas, Inc. (b)	714	20,156
Peabody Energy Corp.	7,763	206,573
Phillips 66	18,476	981,076
Pioneer Natural Resources Co.	5,112	544,888
Plains Exploration & Production Co. (a)	6,298	295,628
QEP Resources, Inc.	4,298	130,100
Quicksilver Resources, Inc. (a)(b)	1,378	3,941
Range Resources Corp.	5,918	371,828
Rex Energy Corp. (a)	2,676	34,842
SandRidge Energy, Inc. (a)(b)	16,496	104,750
SM Energy Co.	5,433	283,657
Southwestern Energy Co. (a)	10,674	356,618
Spectra Energy Corp.	17,329	474,468
Tesoro Corp.	6,400	281,920
The Williams Cos., Inc.	17,730	580,480
Ultra Petroleum Corp. (a)(b)	3,900	70,707
Valero Energy Corp.	15,532	529,952
WPX Energy, Inc. (a)	5,911	87,956
ZaZa Energy Corp. (a)	11,637	23,856
Zion Oil & Gas, Inc. (a)(b)	4,629	8,193

		35,882,700

PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp.	501	41,844
International Paper Co.	15,210	605,966
Louisiana-Pacific Corp. (a)	6,948	134,235
MeadWestvaco Corp.	9,457	301,395
Weyerhaeuser Co.	15,222	423,476

		1,506,916

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	13,354	191,763
Herbalife, Ltd. (b)	5,266	173,462
The Estee Lauder Cos., Inc. (Class A)	9,959	596,146

		961,371

PHARMACEUTICALS — 5.3%
Abbott Laboratories	40,676	2,664,278
Allergan, Inc.	8,573	786,401
Auxilium Pharmaceuticals, Inc. (a)	1,709	31,668
Bristol-Myers Squibb Co.	51,846	1,689,661
Eli Lilly & Co.	25,882	1,276,500
Endo Pharmaceuticals Holdings, Inc. (a)	3,724	97,829
Forest Laboratories, Inc. (a)	9,807	346,383
Hospira, Inc. (a)	6,217	194,219
Johnson & Johnson	72,996	5,117,020
MAP Pharmaceuticals, Inc. (a)(b)	12,920	202,973
Merck & Co., Inc.	85,022	3,480,801
Mylan, Inc. (a)	10,913	299,889
Nektar Therapeutics (a)(b)	2,172	16,095
Perrigo Co. (b)	3,141	326,758
Pfizer, Inc.	221,909	5,565,478
Questcor Pharmaceuticals, Inc.	2,575	68,804
ViroPharma, Inc. (a)	3,738	85,077
VIVUS, Inc. (a)(b)	7,430	99,711

See accompanying notes to financial statements.

112

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Watson Pharmaceuticals, Inc. (a)	4,932	$424,152

		22,773,697

PROFESSIONAL SERVICES — 0.2%
Dun & Bradstreet Corp. (b)	2,684	211,097
Equifax, Inc.	5,839	316,007
IHS, Inc. (Class A) (a)	1,714	164,544
Manpower, Inc.	2,658	112,805
Robert Half International, Inc.	7,926	252,205

		1,056,658

REAL ESTATE INVESTMENT TRUSTS — 3.2%
Agree Realty Corp.	14,356	384,597
American Assets Trust, Inc.	6,557	183,137
American Campus Communities, Inc.	3,333	153,751
American Tower Corp.	12,285	949,262
Annaly Capital Management, Inc. (b)	18,049	253,408
Apartment Investment & Management Co. (Class A)	6,542	177,027
Apollo Commercial Real Estate Finance, Inc. (b)	23,909	388,043
Ashford Hospitality Trust, Inc. (b)	16,177	170,020
AvalonBay Communities, Inc.	2,522	341,958
BioMed Realty Trust, Inc.	5,498	106,276
Boston Properties, Inc.	6,225	658,667
BRE Properties, Inc.	2,095	106,489
Camden Property Trust	1,118	76,259
CBL & Associates Properties, Inc.	4,697	99,623
Cedar Realty Trust, Inc. (b)	4,789	25,286
Colonial Properties Trust	980	20,943
Coresite Realty Corp. (b)	6,845	189,333
Corporate Office Properties Trust	4,540	113,409
Cousins Properties, Inc.	18,895	157,773
DDR Corp.	5,003	78,347
Digital Realty Trust, Inc.	2,117	143,723
Duke Realty Corp.	5,508	76,396
Equity Residential	10,037	568,797
Extra Space Storage, Inc.	4,124	150,072
Glimcher Realty Trust	8,490	94,154
HCP, Inc.	8,673	391,846
Health Care REIT, Inc.	2,903	177,925
Home Properties, Inc.	1,456	89,267
Hospitality Properties Trust	4,467	104,617
Host Hotels & Resorts, Inc.	20,247	317,271
Investors Real Estate Trust	18,691	163,172
iStar Financial, Inc. (a)(b)	39,333	320,564
Kimco Realty Corp.	9,456	182,690
LaSalle Hotel Properties (b)	6,628	168,285
Lexington Realty Trust (b)	4,298	44,914
Liberty Property Trust	3,168	113,319
Monmouth Real Estate Investment Corp.	11,987	124,185
National Retail Properties, Inc.	8,091	252,439
Pennsylvania Real Estate Investment Trust	6,060	106,898
Plum Creek Timber Co., Inc. (b)	6,469	287,030
Post Properties, Inc.	1,060	52,947
ProLogis	8,404	306,662
Public Storage	3,075	445,752
Realty Income Corp. (b)	4,124	165,826
Regency Centers Corp.	890	41,937
Retail Opportunity Investments Corp. (b)	25,549	328,560
RLJ Lodging Trust	7,615	147,503
Senior Housing Properties Trust	3,626	85,719
Simon Property Group, Inc.	7,449	1,177,612
SL Green Realty Corp.	1,946	149,161
Strategic Hotels & Resorts, Inc. (a)	52,748	337,587
Sunstone Hotel Investors, Inc. (a)	1,548	16,579
Tanger Factory Outlet Centers, Inc.	7,518	257,116
The Macerich Co.	5,027	293,074
UDR, Inc.	5,265	125,202
Ventas, Inc.	6,459	418,027
Vornado Realty Trust	8,402	672,832
Weingarten Realty Investors (b)	3,232	86,521

		13,619,789

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (a)	11,396	226,780
Forestar Group, Inc. (a)	1,532	26,550
Jones Lang LaSalle, Inc.	1,856	155,793
The St. Joe Co. (a)(b)	2,661	61,416

		470,539

ROAD & RAIL — 1.0%
Avis Budget Group, Inc. (a)(b)	2,760	54,703
Con-way, Inc.	800	22,256
CSX Corp.	36,991	729,832
J.B. Hunt Transport Services, Inc.	7,514	448,661
Kansas City Southern	3,482	290,677
Landstar System, Inc.	4,773	250,392
Norfolk Southern Corp.	11,977	740,658
Union Pacific Corp.	13,332	1,676,099

		4,213,278

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Advanced Micro Devices, Inc. (a)(b)	15,956	38,294
Altera Corp.	9,378	322,978
Anadigics, Inc. (a)(b)	5,091	12,829
Analog Devices, Inc.	10,038	422,198
Applied Materials, Inc.	40,636	464,876
AXT, Inc. (a)	15,385	43,232
Broadcom Corp. (Class A) (a)	15,199	504,759
Cirrus Logic, Inc. (a)(b)	3,160	91,545
Cree, Inc. (a)(b)	1,056	35,883
Cypress Semiconductor Corp. (a)(b)	4,791	51,935
First Solar, Inc. (a)(b)	1,554	47,988
Intel Corp.	154,975	3,197,134
International Rectifier Corp. (a)(b)	3,314	58,757
Intersil Corp. (Class A)	8,731	72,380
KLA-Tencor Corp.	7,862	375,489
Lam Research Corp. (a)	13,784	498,016
Linear Technology Corp.	8,808	302,114
LSI Corp. (a)	18,537	131,242
Marvell Technology Group, Ltd.	13,513	98,104
Maxim Integrated Products, Inc.	5,837	171,608
MEMC Electronic Materials, Inc. (a)	8,091	25,972
Microchip Technology, Inc.	7,275	237,092
Micron Technology, Inc. (a)	22,572	143,332

See accompanying notes to financial statements.

113

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Microsemi Corp. (a)	4,614	$97,079
MKS Instruments, Inc.	574	14,798
NVIDIA Corp.	18,279	224,649
ON Semiconductor Corp. (a)	8,574	60,447
Rambus, Inc. (a)	4,121	20,111
Sigma Designs, Inc. (a)(b)	1,198	6,170
Skyworks Solutions, Inc. (a)	2,981	60,514
SunPower Corp. (a)	259	1,456
Teradyne, Inc. (a)(b)	9,698	163,799
Texas Instruments, Inc.	36,412	1,126,587
Xilinx, Inc.	7,943	285,154

		9,408,521

SOFTWARE — 3.6%
Activision Blizzard, Inc.	18,125	192,488
Adobe Systems, Inc. (a)	18,449	695,158
Autodesk, Inc. (a)	9,883	349,364
BMC Software, Inc. (a)	6,891	273,297
CA, Inc.	13,282	291,938
Cadence Design Systems, Inc. (a)(b)	13,660	184,547
Citrix Systems, Inc. (a)	8,106	532,970
Compuware Corp. (a)	15,308	166,398
Comverse Technology, Inc. (a)	110	422
Comverse, Inc. (a)	10	285
Concur Technologies, Inc. (a)(b)	2,436	164,479
Electronic Arts, Inc. (a)	8,916	129,549
Intuit, Inc.	10,761	640,279
Microsoft Corp.	215,544	5,761,491
Nuance Communications, Inc. (a)(b)	8,496	189,631
Oracle Corp.	109,944	3,663,334
Parametric Technology Corp. (a)	9,217	207,475
Red Hat, Inc. (a)	7,835	414,942
Rovi Corp. (a)	1,716	26,478
Salesforce.com, Inc. (a)	3,143	528,338
Smith Micro Software, Inc. (a)(b)	5,675	8,569
Solera Holdings, Inc.	3,172	169,607
Symantec Corp. (a)	25,900	487,179
Synopsys, Inc. (a)	7,593	241,761
TiVo, Inc. (a)	5,660	69,731
VMware, Inc. (Class A) (a)	1,128	106,190
Websense, Inc. (a)	1,297	19,507

		15,515,407

SPECIALTY RETAIL — 2.7%
Abercrombie & Fitch Co. (Class A)	3,884	186,315
Advance Auto Parts, Inc.	4,224	305,606
Aeropostale, Inc. (a)(b)	2,264	29,455
American Eagle Outfitters, Inc.	7,839	160,778
AutoNation, Inc. (a)	7,842	311,327
AutoZone, Inc. (a)	1,279	453,316
Bed Bath & Beyond, Inc. (a)	8,727	487,927
Best Buy Co., Inc. (b)	9,394	111,319
Chico’s FAS, Inc.	4,850	89,531
Dick’s Sporting Goods, Inc. (b)	3,072	139,745
Foot Locker, Inc.	6,957	223,459
GameStop Corp. (Class A) (b)	4,283	107,460
Genesco, Inc. (a)	715	39,325
Limited Brands, Inc.	10,845	510,366
Lowe’s Cos., Inc.	38,129	1,354,342
O’Reilly Automotive, Inc. (a)	5,760	515,059
Office Depot, Inc. (a)(b)	10,994	36,060
OfficeMax, Inc.	1,958	19,110
PetSmart, Inc.	6,469	442,091
Pier 1 Imports, Inc. (b)	1,780	35,600
RadioShack Corp. (b)	6,313	13,384
Rent-A-Center, Inc.	4,387	150,737
Ross Stores, Inc.	10,911	590,831
Staples, Inc. (b)	20,803	237,154
The Gap, Inc.	16,170	501,917
The Home Depot, Inc.	48,311	2,988,035
The Men’s Wearhouse, Inc.	1,447	45,089
Tiffany & Co.	4,781	274,143
TJX Cos., Inc.	22,577	958,394
Urban Outfitters, Inc. (a)	5,087	200,224
Williams-Sonoma, Inc.	3,950	172,892

		11,690,991

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Carter’s, Inc. (a)	2,822	157,044
Coach, Inc.	10,347	574,362
Crocs, Inc. (a)	980	14,102
Fifth & Pacific Cos, Inc. (a)	7,934	98,778
Hanesbrands, Inc. (a)(b)	3,900	139,698
Iconix Brand Group, Inc. (a)(b)	1,290	28,793
NIKE, Inc. (Class B)	16,006	825,910
Quiksilver, Inc. (a)	9,542	40,554
The Jones Group, Inc. (b)	6,622	73,239
Under Armour, Inc. (Class A) (a)(b)	3,254	157,917
V.F. Corp.	1,930	291,372
Wolverine World Wide, Inc. (b)	6,299	258,133

		2,659,902

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp. (b)	3,642	34,089
Berkshire Hills Bancorp, Inc.	4,781	114,075
Doral Financial Corp. (a)(b)	86,253	62,456
Hudson City Bancorp, Inc.	8,888	72,259
MGIC Investment Corp. (a)(b)	8,490	22,583
New York Community Bancorp, Inc. (b)	8,322	109,018
OceanFirst Financial Corp.	15,457	212,534
People’s United Financial, Inc. (b)	9,800	118,482
Radian Group, Inc. (b)	10,288	62,860
TrustCo Bank Corp. NY (b)	16,575	87,516

		895,872

TOBACCO — 1.7%
Altria Group, Inc.	57,032	1,791,945
Lorillard, Inc.	4,056	473,214
Philip Morris International, Inc.	52,719	4,409,417
Reynolds American, Inc.	11,561	478,972

		7,153,548

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	11,639	543,425
Kaman Corp. (b)	5,083	187,054
W.W. Grainger, Inc.	1,280	259,034
Willis Lease Finance Corp. (a)(b)	3,657	52,332

		1,041,845

See accompanying notes to financial statements.

114

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

WATER UTILITIES — 0.1%
Aqua America, Inc.	3,231	$82,132
Artesian Resources Corp. (Class A) (b)	5,006	112,285
Cadiz, Inc. (a)(b)	4,425	35,046
Connecticut Water Service, Inc. (b)	6,408	190,830

		420,293

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Crown Castle International Corp. (a)	8,427	608,092
Leap Wireless International, Inc. (a)(b)	2,592	17,237
MetroPCS Communications, Inc. (a)	6,540	65,008
NII Holdings, Inc. (a)(b)	5,750	40,997
SBA Communications Corp. (Class A) (a)(b)	4,050	287,631
Sprint Nextel Corp. (a)	73,736	418,083
Telephone & Data Systems, Inc.	4,541	100,538

		1,537,586

TOTAL COMMON STOCKS —
(Cost $400,888,791)		429,633,554

SHORT TERM INVESTMENTS — 3.5%
MONEY MARKET FUNDS — 3.5%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	11,065,191	11,065,191
State Street Institutional Liquid Reserves Fund 0.17% (f)(g)	3,880,905	3,880,905

TOTAL SHORT TERM INVESTMENTS —
(Cost $14,946,096)		14,946,096

TOTAL INVESTMENTS — 103.1% (h)
(Cost $415,834,887)		444,579,650
OTHER ASSETS & LIABILITIES — (3.1)%		(13,447,028)

NET ASSETS — 100.0%		$431,132,622

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Affiliated issuer. (Note 3)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

115

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.3%
BE Aerospace, Inc. (a)	300	$14,820
General Dynamics Corp.	1,033	71,556
Honeywell International, Inc.	2,394	151,947
L-3 Communications Holdings, Inc.	326	24,978
Lockheed Martin Corp.	823	75,955
Northrop Grumman Corp.	757	51,158
Precision Castparts Corp.	441	83,534
Raytheon Co.	989	56,927
Rockwell Collins, Inc. (b)	455	26,467
Spirit Aerosystems Holdings, Inc. (Class A) (a)	322	5,464
Textron, Inc. (b)	853	21,146
The Boeing Co.	2,140	161,271
TransDigm Group, Inc.	139	18,954
United Technologies Corp.	2,647	217,081

		981,258

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc. (b)	512	32,369
Expeditors International of Washington, Inc.	677	26,775
FedEx Corp.	918	84,199
United Parcel Service, Inc. (Class B)	2,256	166,335

		309,678

AIRLINES — 0.2%
Delta Air Lines, Inc. (a)	2,565	30,447
Southwest Airlines Co.	2,337	23,931
United Continental Holdings, Inc. (a)	972	22,725

		77,103

AUTO COMPONENTS — 0.3%
Allison Transmission Holdings, Inc. (b)	100	2,042
BorgWarner, Inc. (a)(b)	359	25,711
Gentex Corp. (b)	435	8,187
Johnson Controls, Inc.	2,083	63,948
Lear Corp.	313	14,661
The Goodyear Tire & Rubber Co. (a)	747	10,316
TRW Automotive Holdings Corp. (a)	277	14,850

		139,715

AUTOMOBILES — 0.6%
Ford Motor Co. (b)	11,699	151,502
General Motors Co. (a)	2,424	69,884
Harley-Davidson, Inc.	754	36,825

		258,211

BEVERAGES — 2.2%
Beam, Inc.	485	29,629
Brown-Forman Corp. (Class B)	502	31,752
Coca-Cola Enterprises, Inc.	896	28,430
Constellation Brands, Inc. (Class A) (a)	504	17,837
Dr. Pepper Snapple Group, Inc. (b)	669	29,556
Molson Coors Brewing Co. (Class B)	455	19,469
Monster Beverage Corp. (a)	462	24,431
PepsiCo, Inc.	4,761	325,795
The Coca-Cola Co.	12,018	435,652

		942,551

BIOTECHNOLOGY — 1.7%
Alexion Pharmaceuticals, Inc. (a)	604	56,661
Amgen, Inc.	2,380	205,442
Biogen Idec, Inc. (a)	736	107,949
BioMarin Pharmaceutical, Inc. (a)(b)	400	19,700
Celgene Corp. (a)	1,266	99,660
Gilead Sciences, Inc. (a)(b)	2,323	170,624
Onyx Pharmaceuticals, Inc. (a)(b)	200	15,106
Pharmacyclics, Inc. (a)	200	11,580
Regeneron Pharmaceuticals, Inc. (a)	220	37,636
United Therapeutics Corp. (a)(b)	158	8,440
Vertex Pharmaceuticals, Inc. (a)	668	28,016

		760,814

BUILDING PRODUCTS — 0.1%
Fortune Brands Home & Security, Inc. (a)(b)	485	14,172
Masco Corp.	1,174	19,559
Owens Corning, Inc. (a)(b)	371	13,723

		47,454

CAPITAL MARKETS — 2.0%
Affiliated Managers Group, Inc. (a)(b)	157	20,434
Ameriprise Financial, Inc.	603	37,766
BlackRock, Inc.	401	82,891
E*TRADE Financial Corp. (a)	754	6,748
Eaton Vance Corp. (b)	363	11,562
Franklin Resources, Inc.	429	53,925
Invesco, Ltd.	1,380	36,004
Jefferies Group, Inc.	380	7,057
Legg Mason, Inc. (b)	442	11,368
LPL Investment Holdings, Inc.	145	4,083
Morgan Stanley	4,319	82,579
Northern Trust Corp. (b)	669	33,557
Raymond James Financial, Inc.	307	11,829
SEI Investments Co.	422	9,849
State Street Corp. (c)	1,471	69,152
T. Rowe Price Group, Inc.	762	49,629
TD Ameritrade Holding Corp. (b)	768	12,910
The Bank of New York Mellon Corp.	3,564	91,595
The Charles Schwab Corp. (b)	3,469	49,815
The Goldman Sachs Group, Inc.	1,397	178,201

		860,954

CHEMICALS — 2.6%
Air Products & Chemicals, Inc.	630	52,933
Airgas, Inc.	218	19,901
Albemarle Corp. (b)	286	17,766
Ashland, Inc.	219	17,610
Celanese Corp. (Series A)	470	20,929
CF Industries Holdings, Inc.	192	39,007
E. I. du Pont de Nemours & Co.	2,899	130,368
Eastman Chemical Co.	507	34,501
Ecolab, Inc.	856	61,546
FMC Corp. (b)	472	27,621
Huntsman Corp. (b)	543	8,634
International Flavors & Fragrances, Inc. (b)	249	16,569
LyondellBasell Industries NV	1,222	69,764
Monsanto Co.	1,668	157,876

See accompanying notes to financial statements.

116

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

PPG Industries, Inc.	488	$66,051
Praxair, Inc.	935	102,336
Rockwood Holdings, Inc.	213	10,535
Sigma-Aldrich Corp. (b)	341	25,091
The Dow Chemical Co.	3,732	120,618
The Mosaic Co.	851	48,192
The Scotts Miracle-Gro Co. (Class A)	138	6,079
The Sherwin-Williams Co.	261	40,147
Valspar Corp.	291	18,158
W.R. Grace & Co. (a)(b)	200	13,446
Westlake Chemical Corp.	100	7,930

		1,133,608

COMMERCIAL BANKS — 2.6%
BB&T Corp.	2,190	63,751
BOK Financial Corp. (b)	69	3,758
CIT Group, Inc. (a)	571	22,063
City National Corp. (b)	131	6,487
Comerica, Inc.	567	17,203
Commerce Bancshares, Inc. (b)	228	7,994
Cullen/Frost Bankers, Inc. (b)	176	9,551
Fifth Third Bancorp	2,817	42,790
First Republic Bank	219	7,179
Huntington Bancshares, Inc.	2,679	17,119
Keycorp	2,932	24,687
M&T Bank Corp. (b)	380	37,419
PNC Financial Services Group, Inc.	1,647	96,037
Regions Financial Corp.	4,524	32,211
SunTrust Banks, Inc.	1,636	46,381
U.S. Bancorp	5,843	186,625
Wells Fargo & Co.	15,114	516,596
Zions Bancorporation (b)	456	9,758

		1,147,609

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Avery Dennison Corp. (b)	377	13,165
Cintas Corp.	350	14,315
Copart, Inc. (a)	372	10,974
Iron Mountain, Inc. (b)	519	16,115
Pitney Bowes, Inc. (b)	486	5,171
Republic Services, Inc.	977	28,655
Stericycle, Inc. (a)	286	26,675
The ADT Corp.	724	33,659
Tyco International, Ltd.	1,448	42,354
Waste Connections, Inc. (b)	374	12,638
Waste Management, Inc. (b)	1,376	46,426

		250,147

COMMUNICATIONS EQUIPMENT — 1.8%
Cisco Systems, Inc.	16,430	322,849
F5 Networks, Inc. (a)	245	23,802
Harris Corp.	360	17,626
JDS Uniphase Corp. (a)(b)	699	9,464
Juniper Networks, Inc. (a)	1,672	32,888
Motorola Solutions, Inc.	856	47,662
Palo Alto Networks, Inc. (a)(b)	100	5,352
QUALCOMM, Inc.	5,280	327,466
Riverbed Technology, Inc. (a)	432	8,519

		795,628

COMPUTERS & PERIPHERALS — 4.6%
Apple, Inc.	2,925	1,559,113
Dell, Inc.	4,524	45,828
EMC Corp. (a)	6,507	164,627
Hewlett-Packard Co.	6,176	88,008
NCR Corp. (a)	528	13,453
NetApp, Inc. (a)	1,124	37,710
SanDisk Corp. (a)	716	31,189
Seagate Technology PLC (b)	1,096	33,406
Western Digital Corp. (b)	689	29,276

		2,002,610

CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp. (b)	537	31,543
Jacobs Engineering Group, Inc. (a)	388	16,517
KBR, Inc.	463	13,853
Quanta Services, Inc. (a)	609	16,620
URS Corp.	267	10,483

		89,016

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc. (b)	126	11,880
Vulcan Materials Co.	365	18,998

		30,878

CONSUMER FINANCE — 0.8%
American Express Co.	2,980	171,291
Capital One Financial Corp.	1,791	103,753
Discover Financial Services	1,548	59,675
SLM Corp.	1,479	25,335

		360,054

CONTAINERS & PACKAGING — 0.2%
AptarGroup, Inc. (b)	207	9,878
Ball Corp. (b)	504	22,554
Bemis Co., Inc. (b)	318	10,640
Crown Holdings, Inc. (a)	505	18,589
Owens-Illinois, Inc. (a)	544	11,571
Rock-Tenn Co. (Class A)	200	13,982
Sealed Air Corp. (b)	526	9,210
Sonoco Products Co.	310	9,217

		105,641

DISTRIBUTORS — 0.1%
Genuine Parts Co. (b)	513	32,617
LKQ Corp. (a)(b)	900	18,990

		51,607

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc. (Class A) (a)	379	7,929
H&R Block, Inc. (b)	942	17,493
Weight Watchers International, Inc. (b)	120	6,283

		31,705

DIVERSIFIED FINANCIAL SERVICES — 3.3%
Bank of America Corp.	33,406	387,510
CBOE Holdings, Inc.	312	9,192
Citigroup, Inc.	9,136	361,420
CME Group, Inc.	985	49,949
IntercontinentalExchange, Inc. (a)	229	28,352
JPMorgan Chase & Co.	11,840	520,605
Leucadia National Corp. (b)	522	12,418

See accompanying notes to financial statements.

117

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Moody’s Corp.	606	$30,494
MSCI, Inc. (Class A) (a)(b)	370	11,466
NYSE Euronext	820	25,863
The NASDAQ OMX Group, Inc.	361	9,029

		1,446,298

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
AT&T, Inc.	17,630	594,307
CenturyLink, Inc.	1,971	77,106
Frontier Communications Corp. (b)	3,148	13,473
Level 3 Communications, Inc. (a)(b)	500	11,555
Verizon Communications, Inc.	8,884	384,411
Windstream Corp. (b)	1,769	14,647

		1,095,499

ELECTRIC UTILITIES — 1.9%
American Electric Power Co., Inc.	1,509	64,404
Duke Energy Corp.	2,166	138,191
Edison International	952	43,021
Entergy Corp.	550	35,062
Exelon Corp.	2,641	78,543
FirstEnergy Corp.	1,317	54,998
ITC Holdings Corp. (b)	155	11,921
NextEra Energy, Inc.	1,346	93,130
Northeast Utilities	1,030	40,252
NV Energy, Inc.	741	13,442
OGE Energy Corp.	298	16,780
Pepco Holdings, Inc. (b)	680	13,335
Pinnacle West Capital Corp.	319	16,263
PPL Corp.	1,733	49,616
The Southern Co.	2,705	115,801
Westar Energy, Inc. (b)	342	9,788
Xcel Energy, Inc.	1,520	40,599

		835,146

ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	745	27,990
Eaton Corp. PLC	1,448	78,482
Emerson Electric Co.	2,225	117,836
Hubbell, Inc. (Class B)	169	14,302
Rockwell Automation, Inc.	455	38,215
Roper Industries, Inc.	281	31,326
The Babcock & Wilcox Co.	358	9,380

		317,531

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. (Class A)	515	33,321
Arrow Electronics, Inc. (a)	384	14,623
Avnet, Inc. (a)	464	14,203
Corning, Inc.	4,732	59,718
Dolby Laboratories, Inc. (Class A) (b)	168	4,927
FLIR Systems, Inc.	435	9,705
Jabil Circuit, Inc.	660	12,731
Mettler-Toledo International, Inc. (a)	104	20,103
Molex, Inc. (b)	425	11,615
TE Connectivity, Ltd.	1,292	47,959
Trimble Navigation, Ltd. (a)(b)	407	24,331

		253,236

ENERGY EQUIPMENT & SERVICES — 2.0%
Baker Hughes, Inc.	1,338	54,644
Cameron International Corp. (a)	758	42,797
Diamond Offshore Drilling, Inc.	211	14,340
Ensco PLC (Class A)	700	41,496
FMC Technologies, Inc. (a)(b)	738	31,608
Halliburton Co.	2,826	98,034
Helmerich & Payne, Inc. (b)	295	16,523
McDermott International, Inc. (a)(b)	721	7,945
Nabors Industries, Ltd. (a)	906	13,092
National Oilwell Varco, Inc.	1,293	88,377
Noble Corp.	832	28,970
Oceaneering International, Inc.	354	19,042
Oil States International, Inc. (a)	160	11,446
Patterson-UTI Energy, Inc. (b)	493	9,185
Rowan Cos. PLC (a)	342	10,694
Schlumberger, Ltd.	4,150	287,553
Superior Energy Services, Inc. (a)	500	10,360
Tidewater, Inc. (b)	166	7,417
Transocean, Ltd.	1,100	49,115
Weatherford International, Ltd. (a)	2,230	24,954

		867,592

FOOD & STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	1,359	134,228
CVS Caremark Corp.	3,847	186,003
Safeway, Inc. (b)	778	14,074
Sysco Corp. (b)	1,867	59,109
The Kroger Co.	1,538	40,019
Wal-Mart Stores, Inc.	5,235	357,184
Walgreen Co. (b)	2,690	99,557
Whole Foods Market, Inc.	507	46,304

		936,478

FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	2,062	56,478
Bunge, Ltd. (b)	481	34,964
Campbell Soup Co. (b)	539	18,806
ConAgra Foods, Inc.	1,261	37,200
General Mills, Inc.	1,968	79,527
Green Mountain Coffee Roasters, Inc. (a)(b)	385	15,924
H.J. Heinz Co. (b)	994	57,334
Hillshire Brands Co.	385	10,834
Hormel Foods Corp. (b)	471	14,700
Ingredion, Inc.	236	15,206
Kellogg Co.	754	42,111
Kraft Foods Group, Inc.	1,828	83,119
McCormick & Co., Inc. (b)	427	27,127
Mead Johnson Nutrition Co.	631	41,577
Mondelez International, Inc. (Class A)	5,486	139,728
Ralcorp Holdings, Inc. (a)(b)	182	16,316
Smithfield Foods, Inc. (a)(b)	402	8,671
The Hershey Co.	415	29,971
The J.M. Smucker Co. (b)	335	28,890
Tyson Foods, Inc. (Class A)	923	17,906

		776,389

GAS UTILITIES — 0.2%
AGL Resources, Inc.	356	14,229

See accompanying notes to financial statements.

118

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Atmos Energy Corp.	290	$10,185
National Fuel Gas Co.	214	10,848
ONEOK, Inc.	626	26,761
Questar Corp.	550	10,868
UGI Corp.	339	11,089

		83,980

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Baxter International, Inc.	1,653	110,189
Becton, Dickinson and Co. (b)	624	48,791
Boston Scientific Corp. (a)	4,654	26,667
C.R. Bard, Inc.	247	24,142
CareFusion Corp. (a)	655	18,720
Covidien PLC	1,487	85,859
DENTSPLY International, Inc.	429	16,993
Edwards Lifesciences Corp. (a)	356	32,101
Hologic, Inc. (a)(b)	800	16,024
IDEXX Laboratories, Inc. (a)(b)	193	17,910
Intuitive Surgical, Inc. (a)(b)	119	58,354
Medtronic, Inc.	3,116	127,818
ResMed, Inc. (b)	475	19,746
St. Jude Medical, Inc.	994	35,923
Stryker Corp.	920	50,434
The Cooper Cos., Inc.	140	12,947
Varian Medical Systems, Inc. (a)(b)	362	25,427
Zimmer Holdings, Inc.	557	37,130

		765,175

HEALTH CARE PROVIDERS & SERVICES — 1.9%
Aetna, Inc. (b)	1,050	48,615
AmerisourceBergen Corp. (b)	731	31,565
Cardinal Health, Inc.	1,076	44,310
Cigna Corp.	875	46,777
Coventry Health Care, Inc.	470	21,070
DaVita, Inc. (a)	269	29,732
Express Scripts Holding Co. (a)	2,537	136,998
HCA Holdings, Inc.	553	16,684
Henry Schein, Inc. (a)(b)	294	23,655
Humana, Inc.	500	34,315
Laboratory Corp. of America Holdings (a)	313	27,112
McKesson Corp.	733	71,072
Omnicare, Inc. (b)	331	11,949
Patterson Cos., Inc. (b)	313	10,714
Quest Diagnostics, Inc.	454	26,455
UnitedHealth Group, Inc.	3,200	173,568
Universal Health Services, Inc. (Class B) (b)	292	14,118
WellPoint, Inc.	936	57,021

		825,730

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	441	34,239

HOTELS, RESTAURANTS & LEISURE — 1.9%
Burger King Worldwide, Inc.	300	4,932
Carnival Corp.	1,344	49,419
Chipotle Mexican Grill, Inc. (a)(b)	99	29,449
Darden Restaurants, Inc. (b)	416	18,749
Dunkin’ Brands Group, Inc. (b)	256	8,494
Hyatt Hotels Corp. (Class A) (a)(b)	122	4,706
International Game Technology	951	13,476
Las Vegas Sands Corp.	1,114	51,422
Marriott International, Inc. (Class A)	810	30,189
McDonald’s Corp. (b)	3,115	274,774
MGM Resorts International (a)	966	11,244
Panera Bread Co. (Class A) (a)	100	15,883
Penn National Gaming, Inc. (a)(b)	209	10,264
Royal Caribbean Cruises, Ltd. (b)	437	14,858
Starbucks Corp.	2,314	124,077
Starwood Hotels & Resorts Worldwide, Inc.	621	35,621
Wyndham Worldwide Corp.	483	25,700
Wynn Resorts, Ltd. (b)	250	28,122
Yum! Brands, Inc.	1,363	90,503

		841,882

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc. (b)	864	17,090
Garmin, Ltd. (b)	392	16,001
Harman International Industries, Inc. (b)	165	7,366
Jarden Corp. (a)	200	10,340
Leggett & Platt, Inc. (b)	510	13,882
Lennar Corp. (Class A) (b)	547	21,152
Mohawk Industries, Inc. (a)	170	15,380
Newell Rubbermaid, Inc.	871	19,397
NVR, Inc. (a)(b)	16	14,720
Pulte Group, Inc. (a)(b)	1,000	18,160
Toll Brothers, Inc. (a)	429	13,870
Tupperware Brands Corp. (b)	187	11,987
Whirlpool Corp.	234	23,809

		203,154

HOUSEHOLD PRODUCTS — 2.0%
Church & Dwight Co., Inc. (b)	438	23,463
Colgate-Palmolive Co.	1,391	145,415
Energizer Holdings, Inc. (b)	214	17,116
Kimberly-Clark Corp.	1,209	102,076
The Clorox Co. (b)	386	28,263
The Procter & Gamble Co.	8,474	575,300

		891,633

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Calpine Corp. (a)	1,142	20,704
NRG Energy, Inc.	1,045	24,025
The AES Corp.	1,979	21,175

		65,904

INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.	1,971	183,008
Danaher Corp.	1,777	99,334
General Electric Co.	32,481	681,776

		964,118

INSURANCE — 4.2%
ACE, Ltd.	1,086	86,663
Aflac, Inc.	1,476	78,405
Alleghany Corp. (a)	50	16,771
Allied World Assurance Company Holdings, Ltd.	108	8,510
American Financial Group, Inc.	245	9,682

See accompanying notes to financial statements.

119

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

American International Group, Inc. (a)(b)	4,644	$163,933
Aon PLC	1,007	55,989
Arch Capital Group, Ltd. (a)(b)	364	16,023
Arthur J. Gallagher & Co.	400	13,860
Assurant, Inc.	292	10,132
Assured Guaranty, Ltd.	436	6,204
Axis Capital Holdings, Ltd.	353	12,228
Berkshire Hathaway, Inc. (Class B) (a)	5,659	507,612
Brown & Brown, Inc.	358	9,115
Cincinnati Financial Corp. (b)	477	18,679
CNA Financial Corp.	85	2,381
Erie Indemnity Co. (Class A)	85	5,884
Everest Re Group, Ltd.	139	15,283
Fidelity National Financial, Inc. (Class A)	684	16,108
Genworth Financial, Inc. (Class A) (a)	1,614	12,121
Hartford Financial Services Group, Inc.	1,363	30,586
HCC Insurance Holdings, Inc.	365	13,582
Lincoln National Corp.	960	24,864
Loews Corp.	935	38,101
Markel Corp. (a)	30	13,003
Marsh & McLennan Cos., Inc.	1,711	58,978
MetLife, Inc.	3,319	109,328
PartnerRe, Ltd. (b)	224	18,030
Principal Financial Group, Inc. (b)	842	24,014
Prudential Financial, Inc.	1,400	74,662
Reinsurance Group of America, Inc.	230	12,310
RenaissanceRe Holdings, Ltd.	159	12,920
The Allstate Corp.	1,522	61,139
The Chubb Corp.	780	58,750
The Progressive Corp.	1,856	39,162
The Travelers Cos., Inc.	1,182	84,891
Torchmark Corp. (b)	324	16,741
Unum Group	935	19,467
Validus Holdings, Ltd.	319	11,031
W.R. Berkley Corp. (b)	376	14,190
White Mountains Insurance Group, Ltd. (b)	20	10,300
XL Group PLC	996	24,960

		1,836,592

INTERNET & CATALOG RETAIL — 1.1%
Amazon.com, Inc. (a)	1,117	280,523
Expedia, Inc.	329	20,217
Groupon, Inc. (a)(b)	1,033	5,041
Liberty Interactive Corp. (Class A) (a)	1,649	32,452
Netflix, Inc. (a)(b)	166	15,402
Priceline.com, Inc. (a)	156	96,907
TripAdvisor, Inc. (a)(b)	329	13,805

		464,347

INTERNET SOFTWARE & SERVICES — 2.3%
Akamai Technologies, Inc. (a)	524	21,437
eBay, Inc. (a)	3,565	181,886
Equinix, Inc. (a)(b)	155	31,961
Facebook, Inc. (Class A) (a)	1,600	42,608
Google, Inc. (Class A) (a)	826	585,940
IAC/InterActiveCorp.	252	11,920
LinkedIn Corp. (Class A) (a)	197	22,619
Rackspace Hosting, Inc. (a)(b)	351	26,069
VeriSign, Inc. (a)	515	19,992
Yahoo!, Inc. (a)	3,251	64,695

		1,009,127

IT SERVICES — 3.7%
Accenture PLC (Class A)	2,019	134,263
Alliance Data Systems Corp. (a)(b)	164	23,741
Automatic Data Processing, Inc.	1,520	86,655
Broadridge Financial Solutions, Inc.	455	10,410
Cognizant Technology Solutions Corp. (Class A) (a)	951	70,422
Computer Sciences Corp.	480	19,224
Fidelity National Information Services, Inc.	775	26,978
Fiserv, Inc. (a)	424	33,509
Gartner, Inc. (a)(b)	300	13,806
Genpact, Ltd.	326	5,053
Global Payments, Inc.	251	11,370
International Business Machines Corp.	3,303	632,690
Mastercard, Inc. (Class A)	343	168,509
Paychex, Inc. (b)	1,029	32,043
SAIC, Inc. (b)	915	10,358
Teradata Corp. (a)	536	33,173
The Western Union Co.	1,991	27,098
Total System Services, Inc.	538	11,524
Vantiv, Inc. (a)(b)	100	2,042
VeriFone Systems, Inc. (a)(b)	300	8,904
Visa, Inc. (Class A) (b)	1,625	246,317

		1,608,089

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc. (b)	407	14,611
Mattel, Inc.	1,058	38,744
Polaris Industries, Inc. (b)	200	16,830

		70,185

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	1,063	43,519
Covance, Inc. (a)	206	11,901
Illumina, Inc. (a)(b)	391	21,736
Life Technologies Corp. (a)	534	26,209
PerkinElmer, Inc.	379	12,029
Techne Corp. (b)	117	7,996
Thermo Fisher Scientific, Inc.	1,084	69,137
Waters Corp. (a)	294	25,613

		218,140

MACHINERY — 1.9%
AGCO Corp. (a)	284	13,950
Caterpillar, Inc.	2,029	181,758
Cummins, Inc.	548	59,376
Deere & Co. (b)	1,209	104,482
Donaldson Co., Inc.	428	14,056
Dover Corp.	600	39,426
Flowserve Corp. (b)	163	23,928
Gardner Denver, Inc.	161	11,029
Illinois Tool Works, Inc. (b)	1,299	78,992
Ingersoll-Rand PLC	916	43,931
Joy Global, Inc.	341	21,749
Lincoln Electric Holdings, Inc. (b)	258	12,559

See accompanying notes to financial statements.

120

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

PACCAR, Inc. (b)	1,084	$49,008
Pall Corp.	383	23,080
Parker Hannifin Corp.	470	39,978
Pentair, Ltd.	656	32,242
Snap-On, Inc.	200	15,798
SPX Corp. (b)	174	12,206
Stanley Black & Decker, Inc. (b)	500	36,985
Timken Co.	264	12,627
Xylem, Inc.	575	15,582

		842,742

MEDIA — 3.6%
AMC Networks, Inc. (Class A) (a)	180	8,910
Cablevision Systems Corp. (Class A)	721	10,772
CBS Corp.	1,826	69,479
Charter Communications, Inc. (Class A) (a)	100	7,624
Comcast Corp. (Class A)	8,322	311,076
DIRECTV (Class A) (a)	1,877	94,150
Discovery Communications, Inc. (Series A) (a)	722	45,833
DISH Network Corp. (Class A)	673	24,497
Gannett Co., Inc. (b)	598	10,770
John Wiley & Sons, Inc. (Class A) (b)	159	6,190
Liberty Global, Inc. (Series A) (a)	735	46,298
Liberty Media Corp. — Liberty Capital (Class A) (a)	352	40,835
News Corp. (Class A)	6,339	161,898
Omnicom Group, Inc.	781	39,019
Scripps Networks Interactive, Inc. (Class A)	259	15,001
Sirius XM Radio, Inc. (b)	11,045	31,920
The Interpublic Group of Cos., Inc. (b)	1,534	16,905
The McGraw-Hill Cos., Inc.	835	45,649
The Walt Disney Co.	5,516	274,642
The Washington Post Co. (Class B) (b)	19	6,939
Time Warner Cable, Inc. (b)	957	93,011
Time Warner, Inc.	2,912	139,281
Viacom, Inc. (Class B)	1,451	76,526

		1,577,225

METALS & MINING — 0.7%
Alcoa, Inc.	3,213	27,889
Allegheny Technologies, Inc.	301	9,138
Allied Nevada Gold Corp. (a)(b)	253	7,623
Cliffs Natural Resources, Inc.	422	16,272
Freeport-McMoRan Copper & Gold, Inc.	2,907	99,420
Newmont Mining Corp.	1,504	69,846
Nucor Corp. (b)	1,012	43,698
Reliance Steel & Aluminum Co.	203	12,606
Royal Gold, Inc. (b)	168	13,660
Steel Dynamics, Inc.	570	7,826
United States Steel Corp. (b)	447	10,670

		318,648

MULTI-UTILITIES — 1.2%
Alliant Energy Corp.	352	15,456
Ameren Corp.	739	22,702
CenterPoint Energy, Inc.	1,219	23,466
CMS Energy Corp. (b)	889	21,674
Consolidated Edison, Inc.	913	50,708
Dominion Resources, Inc.	1,755	90,909
DTE Energy Co.	519	31,166
Integrys Energy Group, Inc. (b)	246	12,846
MDU Resources Group, Inc.	530	11,257
NiSource, Inc.	859	21,380
PG&E Corp.	1,346	54,082
Public Service Enterprise Group, Inc.	1,611	49,297
SCANA Corp. (b)	350	15,974
Sempra Energy	714	50,651
TECO Energy, Inc. (b)	631	10,576
Wisconsin Energy Corp.	748	27,564

		509,708

MULTILINE RETAIL — 0.8%
Dillard’s, Inc. (Class A) (b)	100	8,377
Dollar General Corp. (a)(b)	810	35,713
Dollar Tree, Inc. (a)	752	30,501
Family Dollar Stores, Inc. (b)	321	20,355
J.C. Penney Co., Inc. (b)	493	9,717
Kohl’s Corp. (b)	710	30,516
Macy’s, Inc.	1,227	47,877
Nordstrom, Inc.	440	23,540
Sears Holdings Corp. (a)(b)	133	5,501
Target Corp.	1,986	117,512

		329,609

OFFICE ELECTRONICS — 0.1%
Xerox Corp. (b)	4,188	28,562

OIL, GAS & CONSUMABLE FUELS — 8.7%
Anadarko Petroleum Corp.	1,552	115,329
Apache Corp.	1,232	96,712
Cabot Oil & Gas Corp.	678	33,724
Chesapeake Energy Corp. (b)	1,576	26,193
Chevron Corp.	6,128	662,682
Cimarex Energy Co.	255	14,721
Cobalt International Energy, Inc. (a)(b)	525	12,894
Concho Resources, Inc. (a)(b)	315	25,376
ConocoPhillips	3,730	216,303
CONSOL Energy, Inc. (b)	653	20,961
Continental Resources, Inc. (a)(b)	178	13,081
Denbury Resources, Inc. (a)(b)	1,210	19,602
Devon Energy Corp.	1,185	61,667
Energen Corp.	197	8,883
EOG Resources, Inc.	827	99,893
EQT Corp.	461	27,190
Exxon Mobil Corp.	14,206	1,229,529
Hess Corp.	933	49,412
Hollyfrontier Corp.	597	27,790
Kinder Morgan, Inc.	1,982	70,024
Marathon Oil Corp.	2,147	65,827
Marathon Petroleum Corp.	1,073	67,599
Murphy Oil Corp. (b)	598	35,611
Newfield Exploration Co. (a)	409	10,953
Noble Energy, Inc.	539	54,838
Occidental Petroleum Corp.	2,517	192,827
Peabody Energy Corp.	860	22,885
Phillips 66	1,914	101,633
Pioneer Natural Resources Co. (b)	361	38,479
Plains Exploration & Production Co. (a)	402	18,870

See accompanying notes to financial statements.

121

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

QEP Resources, Inc.	550	$16,648
Range Resources Corp. (b)	489	30,724
SandRidge Energy, Inc. (a)(b)	1,125	7,144
SM Energy Co.	170	8,876
Southwestern Energy Co. (a)(b)	1,085	36,250
Spectra Energy Corp.	2,000	54,760
Tesoro Corp.	400	17,620
The Williams Cos., Inc.	2,135	69,900
Ultra Petroleum Corp. (a)(b)	478	8,666
Valero Energy Corp.	1,680	57,322
Whiting Petroleum Corp. (a)	380	16,481
WPX Energy, Inc. (a)(b)	612	9,107

		3,774,986

PAPER & FOREST PRODUCTS — 0.3%
International Paper Co.	1,313	52,310
MeadWestvaco Corp.	529	16,859
Weyerhaeuser Co.	1,636	45,514

		114,683

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	1,361	19,544
Herbalife, Ltd. (b)	372	12,254
The Estee Lauder Cos., Inc. (Class A)	748	44,775

		76,573

PHARMACEUTICALS — 5.7%
Abbott Laboratories	4,928	322,784
Allergan, Inc.	950	87,143
Bristol-Myers Squibb Co. (b)	5,201	169,501
Eli Lilly & Co.	3,197	157,676
Endo Pharmaceuticals Holdings, Inc. (a)	329	8,643
Forest Laboratories, Inc. (a)	787	27,797
Hospira, Inc. (a)	501	15,651
Johnson & Johnson	8,612	603,701
Merck & Co., Inc.	9,490	388,521
Mylan, Inc. (a)	1,324	36,383
Perrigo Co. (b)	271	28,192
Pfizer, Inc.	22,821	572,351
Warner Chilcott PLC (Class A)	554	6,670
Watson Pharmaceuticals, Inc. (a)	418	35,948

		2,460,961

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp. (b)	130	10,225
Equifax, Inc. (b)	409	22,135
IHS, Inc. (Class A) (a)	148	14,208
Manpower, Inc.	244	10,355
Nielsen Holdings NV (a)	385	11,777
Robert Half International, Inc. (b)	448	14,256
Towers Watson & Co. (Class A)	182	10,230
Verisk Analytics, Inc. (Class A) (a)	472	24,072

		117,258

REAL ESTATE INVESTMENT TRUSTS — 2.8%
Alexandria Real Estate Equities, Inc.	176	12,200
American Campus Communities, Inc.	300	13,839
American Capital Agency Corp.	1,098	31,776
American Tower Corp.	1,245	96,201
Annaly Capital Management, Inc. (b)	2,994	42,036
AvalonBay Communities, Inc. (b)	351	47,592
Boston Properties, Inc.	458	48,461
BRE Properties, Inc. (b)	231	11,742
Camden Property Trust (b)	219	14,938
Chimera Investment Corp.	3,129	8,167
DDR Corp. (b)	699	10,946
Digital Realty Trust, Inc. (b)	415	28,174
Equity Residential	1,009	57,180
Essex Property Trust, Inc. (b)	104	15,252
Federal Realty Investment Trust	180	18,724
General Growth Properties, Inc.	1,440	28,584
HCP, Inc.	1,350	60,993
Health Care REIT, Inc.	819	50,197
Host Hotels & Resorts, Inc. (b)	2,246	35,195
Kimco Realty Corp. (b)	1,292	24,961
Liberty Property Trust	393	14,058
Piedmont Office Realty Trust, Inc. (Class A)	550	9,927
Plum Creek Timber Co., Inc. (b)	548	24,315
ProLogis	1,450	52,910
Public Storage	435	63,058
Rayonier, Inc. (b)	369	19,125
Realty Income Corp. (b)	394	15,843
Regency Centers Corp.	301	14,183
Senior Housing Properties Trust (b)	500	11,820
Simon Property Group, Inc.	946	149,553
SL Green Realty Corp.	250	19,162
Taubman Centers, Inc.	200	15,744
The Macerich Co. (b)	421	24,544
UDR, Inc.	713	16,955
Ventas, Inc.	897	58,054
Vornado Realty Trust	523	41,882

		1,208,291

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (a)	989	19,681
Jones Lang LaSalle, Inc.	130	10,912
Realogy Holdings Corp. (a)	100	4,196

		34,789

ROAD & RAIL — 0.8%
CSX Corp.	3,305	65,208
Hertz Global Holdings, Inc. (a)(b)	768	12,495
J.B. Hunt Transport Services, Inc. (b)	271	16,181
Kansas City Southern (b)	339	28,300
Norfolk Southern Corp.	927	57,326
Union Pacific Corp.	1,462	183,802

		363,312

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Advanced Micro Devices, Inc. (a)(b)	1,741	4,178
Altera Corp.	1,044	35,955
Analog Devices, Inc. (b)	926	38,948
Applied Materials, Inc.	3,554	40,658
Atmel Corp. (a)	1,377	9,019
Broadcom Corp. (Class A) (a)	1,621	53,834
Cree, Inc. (a)(b)	337	11,451
Intel Corp.	15,455	318,837
KLA-Tencor Corp.	550	26,268
Lam Research Corp. (a)	562	20,305

See accompanying notes to financial statements.

122

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Linear Technology Corp.	652	$22,364
LSI Corp. (a)	1,752	12,404
Marvell Technology Group, Ltd.	1,501	10,897
Maxim Integrated Products, Inc.	931	27,371
Microchip Technology, Inc. (b)	580	18,902
Micron Technology, Inc. (a)	2,831	17,977
NVIDIA Corp.	1,900	23,351
ON Semiconductor Corp. (a)(b)	1,266	8,925
Skyworks Solutions, Inc. (a)	612	12,424
Texas Instruments, Inc.	3,547	109,744
Xilinx, Inc.	782	28,074

		851,886

SOFTWARE — 3.6%
Activision Blizzard, Inc. (b)	1,304	13,849
Adobe Systems, Inc. (a)	1,560	58,781
Ansys, Inc. (a)	289	19,461
Autodesk, Inc. (a)	720	25,452
BMC Software, Inc. (a)	484	19,195
CA, Inc.	1,089	23,936
Citrix Systems, Inc. (a)	572	37,609
Concur Technologies, Inc. (a)(b)	100	6,752
Electronic Arts, Inc. (a)	1,006	14,617
Factset Research Systems, Inc. (b)	141	12,417
Fortinet, Inc. (a)(b)	400	8,428
Informatica Corp. (a)	359	10,885
Intuit, Inc. (b)	846	50,337
MICROS Systems, Inc. (a)(b)	200	8,488
Microsoft Corp.	23,530	628,957
NetSuite, Inc. (a)	100	6,730
Nuance Communications, Inc. (a)(b)	676	15,088
Oracle Corp.	11,594	386,312
Red Hat, Inc. (a)	601	31,829
Salesforce.com, Inc. (a)(b)	398	66,904
Solarwinds, Inc. (a)	200	10,490
Solera Holdings, Inc. (b)	217	11,603
Symantec Corp. (a)	2,212	41,608
Synopsys, Inc. (a)	443	14,105
TIBCO Software, Inc. (a)	523	11,511
VMware, Inc. (Class A) (a)(b)	255	24,006

		1,559,350

SPECIALTY RETAIL — 2.3%
Abercrombie & Fitch Co. (Class A)	271	13,000
Advance Auto Parts, Inc.	228	16,496
American Eagle Outfitters, Inc. (b)	566	11,609
AutoNation, Inc. (a)	137	5,439
AutoZone, Inc. (a)	116	41,114
Bed Bath & Beyond, Inc. (a)(b)	670	37,460
Best Buy Co., Inc. (b)	938	11,115
CarMax, Inc. (a)(b)	698	26,203
Dick’s Sporting Goods, Inc.	259	11,782
Foot Locker, Inc.	500	16,060
GNC Holdings, Inc. (Class A) (b)	200	6,656
Limited Brands, Inc. (b)	709	33,365
Lowe’s Cos., Inc.	3,519	124,995
O’Reilly Automotive, Inc. (a)	363	32,459
PetSmart, Inc.	350	23,919
Ross Stores, Inc.	646	34,981
Sally Beauty Holdings, Inc. (a)(b)	400	9,428
Signet Jewelers, Ltd. (b)	300	16,020
Staples, Inc. (b)	2,231	25,433
The Gap, Inc.	944	29,302
The Home Depot, Inc.	4,609	285,067
Tiffany & Co. (b)	394	22,592
TJX Cos., Inc.	2,280	96,786
Tractor Supply Co.	220	19,439
Ulta Salon Cosmetics & Fragrance, Inc.	193	18,964
Urban Outfitters, Inc. (a)	352	13,855
Williams-Sonoma, Inc. (b)	300	13,131

		996,670

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Coach, Inc. (b)	867	48,127
Fossil, Inc. (a)	165	15,362
Michael Kors Holdings Ltd. (a)(b)	366	18,677
NIKE, Inc. (Class B)	2,294	118,370
PVH Corp.	224	24,866
Ralph Lauren Corp.	181	27,136
Under Armour, Inc. (Class A) (a)(b)	200	9,706
V.F. Corp.	274	41,366

		303,610

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	1,552	12,618
New York Community Bancorp, Inc. (b)	1,291	16,912
People’s United Financial, Inc. (b)	1,123	13,577
TFS Financial Corp. (a)	299	2,876

		45,983

TOBACCO — 1.7%
Altria Group, Inc.	6,292	197,695
Lorillard, Inc.	420	49,001
Philip Morris International, Inc.	5,196	434,593
Reynolds American, Inc. (b)	1,065	44,123

		725,412

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	801	37,399
MSC Industrial Direct Co., Inc. (Class A)	137	10,327
W.W. Grainger, Inc.	179	36,224

		83,950

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	524	19,456
Aqua America, Inc. (b)	423	10,753

		30,209

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Crown Castle International Corp. (a)	941	67,903
MetroPCS Communications, Inc. (a)	790	7,853
SBA Communications Corp. (Class A) (a)(b)	367	26,064
Sprint Nextel Corp. (a)	8,927	50,616
Telephone & Data Systems, Inc.	360	7,970
US Cellular Corp. (a)(b)	52	1,832

		162,238

TOTAL COMMON STOCKS —
(Cost $38,012,974)		43,303,360

See accompanying notes to financial statements.

123

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 7.3%
MONEY MARKET FUNDS — 7.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,798,680	$2,798,680
State Street Institutional Liquid Reserves Fund 0.17% (e)(f)	377,140	377,140

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,175,820)		3,175,820

TOTAL INVESTMENTS — 107.1% (g)
(Cost $41,188,794)		46,479,180
OTHER ASSETS & LIABILITIES — (7.1)%		(3,072,224)

NET ASSETS — 100.0%		$43,406,956

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Affiliated issuer. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

124

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.6%
Honeywell International, Inc.	12,399	$786,964
Lockheed Martin Corp.	3,958	365,284
Precision Castparts Corp.	2,665	504,804
Rockwell Collins, Inc.	2,182	126,927
The Boeing Co.	22,341	1,683,618

		3,467,597

AIR FREIGHT & LOGISTICS — 0.5%
C.H. Robinson Worldwide, Inc.	2,740	173,223
Expeditors International of Washington, Inc.	3,193	126,283
United Parcel Service, Inc. (Class B)	11,957	881,590

		1,181,096

AIRLINES — 0.1%
Southwest Airlines Co.	24,300	248,832

AUTO COMPONENTS — 0.3%
BorgWarner, Inc. (a)(b)	3,892	278,745
Delphi Automotive PLC (a)	9,700	371,025

		649,770

AUTOMOBILES — 0.1%
Harley-Davidson, Inc.	4,477	218,657

BEVERAGES — 4.3%
Brown-Forman Corp. (Class B)	4,948	312,961
Coca-Cola Enterprises, Inc.	5,300	168,169
Constellation Brands, Inc. (Class A) (a)	5,000	176,950
Dr. Pepper Snapple Group, Inc. (b)	6,861	303,119
Monster Beverage Corp. (a)	4,779	252,714
PepsiCo, Inc.	50,777	3,474,670
The Coca-Cola Co.	126,716	4,593,455

		9,282,038

BIOTECHNOLOGY — 3.2%
Alexion Pharmaceuticals, Inc. (a)	6,396	600,009
Amgen, Inc.	25,176	2,173,192
Biogen Idec, Inc. (a)	7,771	1,139,772
Celgene Corp. (a)	13,880	1,092,634
Gilead Sciences, Inc. (a)	24,864	1,826,261

		6,831,868

BUILDING PRODUCTS — 0.1%
Masco Corp.	11,733	195,472

CAPITAL MARKETS — 1.3%
Ameriprise Financial, Inc.	6,800	425,884
BlackRock, Inc.	2,492	515,121
Franklin Resources, Inc.	4,517	567,787
Invesco, Ltd.	9,500	247,855
T. Rowe Price Group, Inc.	8,349	543,771
The Bank of New York Mellon Corp.	19,600	503,720

		2,804,138

CHEMICALS — 3.1%
Airgas, Inc.	1,299	118,586
CF Industries Holdings, Inc.	2,076	421,760
E. I. du Pont de Nemours & Co.	15,058	677,158
Eastman Chemical Co.	5,074	345,286
Ecolab, Inc.	8,654	622,222
FMC Corp.	4,513	264,101
International Flavors & Fragrances, Inc.	1,562	103,935
Monsanto Co.	17,580	1,663,947
PPG Industries, Inc.	5,019	679,322
Praxair, Inc.	5,541	606,462
Sigma-Aldrich Corp.	2,270	167,027
The Mosaic Co.	9,079	514,144
The Sherwin-Williams Co.	2,835	436,080

		6,620,030

COMMERCIAL BANKS — 1.4%
Comerica, Inc.	2,800	84,952
First Horizon National Corp. (b)	4,000	39,640
Huntington Bancshares, Inc.	28,200	180,198
Keycorp	15,700	132,194
M&T Bank Corp.	2,600	256,022
Regions Financial Corp.	22,300	158,776
U.S. Bancorp	61,800	1,973,892
Zions Bancorporation	6,100	130,540

		2,956,214

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Cintas Corp.	3,500	143,150
Iron Mountain, Inc.	2,709	84,114
Stericycle, Inc. (a)	2,814	262,462
The ADT Corp.	4,596	213,668

		703,394

COMMUNICATIONS EQUIPMENT — 2.6%
Cisco Systems, Inc.	82,000	1,611,300
F5 Networks, Inc. (a)	2,510	243,846
Harris Corp.	2,100	102,816
JDS Uniphase Corp. (a)	7,700	104,258
QUALCOMM, Inc.	55,977	3,471,694

		5,533,914

COMPUTERS & PERIPHERALS — 8.7%
Apple, Inc.	30,905	16,473,292
EMC Corp. (a)	69,263	1,752,354
NetApp, Inc. (a)	7,466	250,484
Seagate Technology PLC (b)	11,062	337,170

		18,813,300

CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc. (a)	7,000	191,030

CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	2,900	150,945

CONSUMER FINANCE — 1.3%
American Express Co.	31,982	1,838,325
Discover Financial Services	16,600	639,930
SLM Corp.	15,200	260,376

		2,738,631

CONTAINERS & PACKAGING — 0.1%
Ball Corp.	5,113	228,807
Bemis Co., Inc.	1,400	46,844
Sealed Air Corp.	3,200	56,032

		331,683

DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
H&R Block, Inc.	3,900	72,423

See accompanying notes to financial statements.

125

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 2.1%
Bank of America Corp.	354,100	$4,107,560
IntercontinentalExchange, Inc. (a)	1,575	195,001
Moody’s Corp.	6,356	319,834

		4,622,395

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Verizon Communications, Inc.	44,127	1,909,375

ELECTRICAL EQUIPMENT — 0.7%
Eaton Corp. PLC	7,400	401,080
Emerson Electric Co.	10,726	568,049
Rockwell Automation, Inc.	2,937	246,678
Roper Industries, Inc.	3,241	361,307

		1,577,114

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Amphenol Corp. (Class A)	5,123	331,458
Molex, Inc.	2,400	65,592
TE Connectivity, Ltd.	6,300	233,856

		630,906

ENERGY EQUIPMENT & SERVICES — 1.2%
Cameron International Corp. (a)	3,796	214,322
FMC Technologies, Inc. (a)	3,580	153,331
Halliburton Co.	13,126	455,341
Schlumberger, Ltd.	26,603	1,843,322

		2,666,316

FOOD & STAPLES RETAILING — 0.5%
Costco Wholesale Corp.	6,088	601,312
Whole Foods Market, Inc.	5,692	519,850

		1,121,162

FOOD PRODUCTS — 0.9%
Campbell Soup Co. (b)	3,046	106,275
General Mills, Inc.	9,549	385,875
H.J. Heinz Co. (b)	5,517	318,221
Kellogg Co.	4,307	240,546
McCormick & Co., Inc.	4,327	274,894
Mead Johnson Nutrition Co.	3,519	231,867
The Hershey Co.	4,911	354,672
The J.M. Smucker Co.	1,849	159,458

		2,071,808

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Baxter International, Inc.	18,062	1,204,013
Becton, Dickinson and Co.	3,232	252,710
Boston Scientific Corp. (a)	19,500	111,735
C.R. Bard, Inc.	1,634	159,707
Covidien PLC	9,772	564,235
DENTSPLY International, Inc.	2,684	106,313
Edwards Lifesciences Corp. (a)	3,747	337,867
Intuitive Surgical, Inc. (a)(b)	1,333	653,663
Medtronic, Inc.	16,322	669,529
Stryker Corp.	5,157	282,707
Varian Medical Systems, Inc. (a)	2,371	166,539
Zimmer Holdings, Inc.	4,083	272,173

		4,781,191

HEALTH CARE PROVIDERS & SERVICES — 0.5%
DaVita, Inc. (a)	2,681	296,331
Express Scripts Holding Co. (a)	14,486	782,244

		1,078,575

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (a)	4,791	371,973

HOTELS, RESTAURANTS & LEISURE — 2.1%
Chipotle Mexican Grill, Inc. (a)	685	203,760
Marriott International, Inc. (Class A)	4,575	170,510
McDonald’s Corp.	17,184	1,515,801
Starbucks Corp.	24,440	1,310,473
Starwood Hotels & Resorts Worldwide, Inc.	3,929	225,367
Wyndham Worldwide Corp.	4,600	244,766
Wynn Resorts, Ltd.	2,530	284,600
Yum! Brands, Inc.	9,673	642,287

		4,597,564

HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	9,200	181,976
Leggett & Platt, Inc. (b)	4,700	127,934
Lennar Corp. (Class A)	5,400	208,818
Newell Rubbermaid, Inc.	9,500	211,565
Pulte Group, Inc. (a)(b)	11,186	203,138

		933,431

HOUSEHOLD PRODUCTS — 2.2%
Colgate-Palmolive Co.	9,039	944,937
Kimberly-Clark Corp.	7,421	626,555
The Clorox Co.	2,340	171,335
The Procter & Gamble Co.	44,027	2,988,993

		4,731,820

INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	11,960	1,110,486
Danaher Corp.	11,492	642,403

		1,752,889

INSURANCE — 0.5%
Aon PLC	6,485	360,566
Marsh & McLennan Cos., Inc.	9,100	313,677
Prudential Financial, Inc.	7,000	373,310

		1,047,553

INTERNET & CATALOG RETAIL — 2.1%
Amazon.com, Inc. (a)	11,909	2,990,826
Expedia, Inc.	2,065	126,894
Netflix, Inc. (a)(b)	1,819	168,767
Priceline.com, Inc. (a)	1,638	1,017,526
TripAdvisor, Inc. (a)(b)	3,655	153,364

		4,457,377

INTERNET SOFTWARE & SERVICES — 4.3%
Akamai Technologies, Inc. (a)	5,882	240,633
eBay, Inc. (a)	38,302	1,954,168
Google, Inc. (Class A) (a)	8,753	6,209,116
VeriSign, Inc. (a)	5,097	197,865
Yahoo!, Inc. (a)	34,200	680,580

		9,282,362

IT SERVICES — 5.2%
Accenture PLC (Class A)	13,627	906,196
Automatic Data Processing, Inc.	9,302	530,307

See accompanying notes to financial statements.

126

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Cognizant Technology Solutions Corp. (Class A) (a)	9,917	$734,354
Computer Sciences Corp.	3,200	128,160
Fidelity National Information Services, Inc.	5,700	198,417
Fiserv, Inc. (a)	4,371	345,440
International Business Machines Corp.	18,151	3,476,824
Mastercard, Inc. (Class A)	3,511	1,724,884
Paychex, Inc.	6,062	188,771
Teradata Corp. (a)	5,552	343,613
Total System Services, Inc.	2,600	55,692
Visa, Inc. (Class A)	17,161	2,601,264

		11,233,922

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Mattel, Inc.	11,257	412,231

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	11,417	467,412
Life Technologies Corp. (a)	5,549	272,345
PerkinElmer, Inc.	3,800	120,612
Thermo Fisher Scientific, Inc.	8,006	510,623
Waters Corp. (a)	1,758	153,157

		1,524,149

MACHINERY — 1.8%
Cummins, Inc.	5,858	634,714
Deere & Co.	8,721	753,669
Dover Corp.	3,286	215,923
Flowserve Corp.	990	145,332
Illinois Tool Works, Inc.	14,060	854,989
Ingersoll-Rand PLC	5,300	254,188
PACCAR, Inc.	11,600	524,436
Pall Corp.	1,984	119,556
Pentair, Ltd.	3,636	178,709
Snap-On, Inc.	1,877	148,264
Xylem, Inc.	2,800	75,880

		3,905,660

MEDIA — 6.0%
CBS Corp.	19,400	738,170
Comcast Corp. (Class A)	87,300	3,263,274
DIRECTV (Class A) (a)	19,847	995,526
Discovery Communications, Inc. (Series A) (a)	7,896	501,238
Gannett Co., Inc.	3,500	63,035
News Corp. (Class A)	66,300	1,693,302
Omnicom Group, Inc.	4,865	243,055
Scripps Networks Interactive, Inc. (Class A)	2,710	156,963
The Interpublic Group of Cos., Inc.	6,100	67,222
The McGraw-Hill Cos., Inc.	5,947	325,122
The Walt Disney Co.	40,800	2,031,432
Time Warner Cable, Inc.	9,908	962,959
Time Warner, Inc.	31,100	1,487,513
Viacom, Inc. (Class B)	8,477	447,077

		12,975,888

METALS & MINING — 0.1%
Nucor Corp.	5,000	215,900

MULTI-UTILITIES — 0.1%
Sempra Energy	3,700	262,478

MULTILINE RETAIL — 0.5%
Dollar General Corp. (a)	5,772	254,487
Dollar Tree, Inc. (a)	7,246	293,898
Family Dollar Stores, Inc.	3,066	194,415
Nordstrom, Inc.	5,026	268,891

		1,011,691

OIL, GAS & CONSUMABLE FUELS — 5.3%
Anadarko Petroleum Corp.	8,338	619,597
Cabot Oil & Gas Corp.	4,156	206,720
Denbury Resources, Inc. (a)	12,700	205,740
EOG Resources, Inc.	8,937	1,079,500
EQT Corp.	2,239	132,056
Exxon Mobil Corp.	80,873	6,999,558
Marathon Petroleum Corp.	5,100	321,300
Noble Energy, Inc.	5,895	599,757
Pioneer Natural Resources Co. (b)	4,102	437,232
Range Resources Corp.	3,177	199,611
Southwestern Energy Co. (a)	6,021	201,162
Tesoro Corp.	4,600	202,630
The Williams Cos., Inc.	10,851	355,262

		11,560,125

PAPER & FOREST PRODUCTS — 0.1%
Weyerhaeuser Co.	11,200	311,584

PERSONAL PRODUCTS — 0.1%
The Estee Lauder Cos., Inc. (Class A)	4,844	289,962

PHARMACEUTICALS — 8.1%
Abbott Laboratories	32,675	2,140,212
Allergan, Inc.	6,457	592,301
Bristol-Myers Squibb Co.	30,334	988,585
Eli Lilly & Co.	33,568	1,655,574
Johnson & Johnson	48,213	3,379,731
Merck & Co., Inc.	99,852	4,087,941
Mylan, Inc. (a)	13,427	368,974
Perrigo Co.	2,888	300,439
Pfizer, Inc.	142,700	3,578,916
Watson Pharmaceuticals, Inc. (a)	4,199	361,114

		17,453,787

PROFESSIONAL SERVICES — 0.2%
Dun & Bradstreet Corp. (b)	751	59,066
Equifax, Inc.	3,955	214,045
Robert Half International, Inc.	2,837	90,273

		363,384

REAL ESTATE INVESTMENT TRUSTS — 2.4%
American Tower Corp.	12,988	1,003,583
Apartment Investment & Management Co. (Class A)	2,589	70,058
AvalonBay Communities, Inc.	2,005	271,858
Boston Properties, Inc.	2,640	279,338
Equity Residential	5,659	320,696
HCP, Inc.	8,278	374,000
Health Care REIT, Inc.	8,518	522,068
Kimco Realty Corp.	7,100	137,172
Plum Creek Timber Co., Inc. (b)	2,864	127,076
Public Storage	2,512	364,139

See accompanying notes to financial statements.

127

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Simon Property Group, Inc.	6,434	$1,017,151
Ventas, Inc.	6,526	422,363
Vornado Realty Trust	2,844	227,748

		5,137,250

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (a)	6,000	119,400

ROAD & RAIL — 0.9%
Union Pacific Corp.	15,434	1,940,362

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Altera Corp.	5,744	197,823
Analog Devices, Inc.	6,647	279,573
Applied Materials, Inc.	39,400	450,736
Broadcom Corp. (Class A) (a)	17,010	564,902
Intel Corp.	163,504	3,373,088
KLA-Tencor Corp.	5,457	260,626
Lam Research Corp. (a)	3,328	120,241
Linear Technology Corp.	5,081	174,278
LSI Corp. (a)	18,223	129,019
Microchip Technology, Inc. (b)	4,009	130,653
Micron Technology, Inc. (a)	14,400	91,440
Teradyne, Inc. (a)(b)	6,220	105,056
Texas Instruments, Inc.	22,493	695,933
Xilinx, Inc.	5,370	192,783

		6,766,151

SOFTWARE — 5.0%
Adobe Systems, Inc. (a)	16,315	614,749
Autodesk, Inc. (a)	4,792	169,397
BMC Software, Inc. (a)	2,927	116,085
Citrix Systems, Inc. (a)	3,564	234,333
Intuit, Inc.	9,128	543,116
Microsoft Corp.	136,897	3,659,257
Oracle Corp.	123,475	4,114,187
Red Hat, Inc. (a)	6,359	336,773
Salesforce.com, Inc. (a)(b)	4,262	716,442
Symantec Corp. (a)	13,973	262,832

		10,767,171

SPECIALTY RETAIL — 3.7%
AutoNation, Inc. (a)	600	23,820
AutoZone, Inc. (a)	1,213	429,923
Bed Bath & Beyond, Inc. (a)	3,792	212,011
CarMax, Inc. (a)	4,700	176,438
Limited Brands, Inc. (b)	7,886	371,115
Lowe’s Cos., Inc.	37,000	1,314,240
O’Reilly Automotive, Inc. (a)	3,752	335,504
PetSmart, Inc.	3,392	231,809
Ross Stores, Inc.	7,294	394,970
The Gap, Inc.	9,800	304,192
The Home Depot, Inc.	49,132	3,038,814
Tiffany & Co. (b)	1,947	111,641
TJX Cos., Inc.	24,004	1,018,970
Urban Outfitters, Inc. (a)	3,627	142,759

		8,106,206

TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Coach, Inc.	9,364	519,796
Fossil, Inc. (a)	1,696	157,898
NIKE, Inc. (Class B)	13,974	721,058
Ralph Lauren Corp.	1,952	292,644
V.F. Corp.	2,888	436,001

		2,127,397

TOBACCO — 3.0%
Altria Group, Inc.	37,902	1,190,881
Lorillard, Inc.	4,256	496,548
Philip Morris International, Inc.	54,855	4,588,072
Reynolds American, Inc. (b)	5,001	207,191

		6,482,692

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co. (b)	8,842	412,833
W.W. Grainger, Inc.	1,216	246,082

		658,915

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Crown Castle International Corp. (a)	9,642	695,767
MetroPCS Communications, Inc. (a)	5,400	53,676
Sprint Nextel Corp. (a)	98,800	560,195

		1,309,638

TOTAL COMMON STOCKS —
(Cost $172,217,647)		215,560,786

SHORT TERM INVESTMENTS — 1.8%
MONEY MARKET FUNDS — 1.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	1,894,941	1,894,941
State Street Institutional Liquid Reserves Fund 0.17% (e)(f)	1,896,594	1,896,594

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,791,535)		3,791,535

TOTAL INVESTMENTS — 101.4% (g)
(Cost $176,009,182)		219,352,321
OTHER ASSETS & LIABILITIES — (1.4)%		(2,995,473)

NET ASSETS — 100.0%		$216,356,848

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

128

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 3.2%
General Dynamics Corp.	6,120	$423,932
Honeywell International, Inc.	7,572	480,595
L-3 Communications Holdings, Inc.	1,725	132,170
Lockheed Martin Corp.	2,700	249,183
Northrop Grumman Corp. (a)	4,532	306,273
Precision Castparts Corp.	1,192	225,789
Raytheon Co.	6,163	354,742
Rockwell Collins, Inc. (a)	1,344	78,180
Textron, Inc.	5,142	127,470
United Technologies Corp.	15,668	1,284,933

		3,663,267

AIR FREIGHT & LOGISTICS — 1.0%
C.H. Robinson Worldwide, Inc.	1,500	94,830
Expeditors International of Washington, Inc.	2,043	80,801
FedEx Corp.	5,453	500,149
United Parcel Service, Inc. (Class B)	6,500	479,245

		1,155,025

AUTO COMPONENTS — 0.4%
Johnson Controls, Inc.	12,706	390,074
The Goodyear Tire & Rubber Co. (b)	4,954	68,415

		458,489

AUTOMOBILES — 0.9%
Ford Motor Co.	70,772	916,498
Harley-Davidson, Inc.	1,618	79,023

		995,521

BEVERAGES — 0.3%
Beam, Inc.	2,885	176,245
Coca-Cola Enterprises, Inc.	2,006	63,650
Molson Coors Brewing Co. (Class B)	2,873	122,936

		362,831

CAPITAL MARKETS — 2.7%
BlackRock, Inc.	900	186,039
E*TRADE Financial Corp. (b)	5,171	46,280
Invesco, Ltd.	2,888	75,348
Legg Mason, Inc.	2,058	52,932
Morgan Stanley	25,654	490,504
Northern Trust Corp.	3,999	200,590
State Street Corp. (c)	8,580	403,346
The Bank of New York Mellon Corp.	10,618	272,882
The Charles Schwab Corp.	20,294	291,422
The Goldman Sachs Group, Inc.	8,228	1,049,564

		3,068,907

CHEMICALS — 2.0%
Air Products & Chemicals, Inc.	3,898	327,510
Airgas, Inc.	576	52,583
E. I. du Pont de Nemours & Co.	8,789	395,241
International Flavors & Fragrances, Inc.	600	39,924
LyondellBasell Industries NV	7,082	404,311
Praxair, Inc.	2,400	262,680
Sigma-Aldrich Corp.	900	66,222
The Dow Chemical Co.	22,227	718,377

		2,266,848

COMMERCIAL BANKS — 4.3%
BB&T Corp.	12,977	377,761
Comerica, Inc.	1,911	57,980
Fifth Third Bancorp	16,632	252,640
First Horizon National Corp. (a)	2,279	22,585
Keycorp	8,350	70,307
M&T Bank Corp.	741	72,966
PNC Financial Services Group, Inc.	9,855	574,645
Regions Financial Corp.	13,462	95,849
SunTrust Banks, Inc.	9,998	283,443
Wells Fargo & Co.	90,987	3,109,936

		4,918,112

COMMERCIAL SERVICES & SUPPLIES — 0.8%
Avery Dennison Corp.	1,738	60,691
Iron Mountain, Inc.	1,450	45,022
Pitney Bowes, Inc. (a)	4,056	43,156
Republic Services, Inc.	5,570	163,368
The ADT Corp.	1,699	78,987
Tyco International, Ltd.	8,603	251,638
Waste Management, Inc. (a)	8,058	271,877

		914,739

COMMUNICATIONS EQUIPMENT — 1.3%
Cisco Systems, Inc.	52,283	1,027,361
Harris Corp.	959	46,953
Juniper Networks, Inc. (b)	9,554	187,927
Motorola Solutions, Inc.	5,189	288,923

		1,551,164

COMPUTERS & PERIPHERALS — 1.1%
Dell, Inc.	27,064	274,158
Hewlett-Packard Co. (a)	36,481	519,854
NetApp, Inc. (b)	2,400	80,520
SanDisk Corp. (b)	4,500	196,020
Western Digital Corp.	4,087	173,657

		1,244,209

CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp. (a)	3,058	179,627
Jacobs Engineering Group, Inc. (b)	2,551	108,596

		288,223

CONSTRUCTION MATERIALS — 0.0% (d)
Vulcan Materials Co.	773	40,235

CONSUMER FINANCE — 0.5%
Capital One Financial Corp.	10,760	623,327

CONTAINERS & PACKAGING — 0.1%
Bemis Co., Inc.	1,070	35,802
Owens-Illinois, Inc. (b)	3,322	70,659
Sealed Air Corp.	1,828	32,008

		138,469

DISTRIBUTORS — 0.2%
Genuine Parts Co.	2,875	182,792

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc. (Class A) (b)	1,800	37,656
H&R Block, Inc.	2,775	51,532

		89,188

See accompanying notes to financial statements.

129

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 5.1%
Citigroup, Inc.	54,500	$2,156,020
CME Group, Inc.	5,669	287,475
IntercontinentalExchange, Inc. (b)	500	61,905
JPMorgan Chase & Co.	70,426	3,096,631
Leucadia National Corp. (a)	3,780	89,926
NYSE Euronext	4,475	141,141
The NASDAQ OMX Group, Inc.	2,361	59,049

		5,892,147

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.7%
AT&T, Inc.	105,274	3,548,787
CenturyLink, Inc.	11,627	454,848
Frontier Communications Corp. (a)	19,203	82,189
Verizon Communications, Inc.	28,100	1,215,887
Windstream Corp. (a)	11,226	92,951

		5,394,662

ELECTRIC UTILITIES — 4.1%
American Electric Power Co., Inc.	9,024	385,144
Duke Energy Corp.	13,064	833,483
Edison International	5,986	270,507
Entergy Corp.	3,255	207,506
Exelon Corp.	15,814	470,308
FirstEnergy Corp.	7,725	322,596
NextEra Energy, Inc.	7,840	542,450
Northeast Utilities	5,846	228,462
Pepco Holdings, Inc. (a)	4,390	86,088
Pinnacle West Capital Corp.	1,970	100,431
PPL Corp.	10,770	308,345
The Southern Co.	16,267	696,390
Xcel Energy, Inc.	8,998	240,337

		4,692,047

ELECTRICAL EQUIPMENT — 0.6%
Eaton Corp. PLC	4,315	233,873
Emerson Electric Co.	7,356	389,574
Rockwell Automation, Inc.	900	75,591

		699,038

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Corning, Inc.	27,424	346,091
FLIR Systems, Inc.	2,701	60,259
Jabil Circuit, Inc.	3,668	70,756
Molex, Inc.	1,169	31,949
TE Connectivity, Ltd.	4,313	160,098

		669,153

ENERGY EQUIPMENT & SERVICES — 2.5%
Baker Hughes, Inc.	8,152	332,928
Cameron International Corp. (b)	2,400	135,504
Diamond Offshore Drilling, Inc.	1,300	88,348
Ensco PLC (Class A) (a)	4,291	254,370
FMC Technologies, Inc. (b)	2,400	102,792
Halliburton Co.	9,795	339,788
Helmerich & Payne, Inc.	1,900	106,419
Nabors Industries, Ltd. (b)	5,719	82,640
National Oilwell Varco, Inc.	7,943	542,904
Noble Corp.	4,863	169,330
Rowan Cos. PLC (b)	2,205	68,950
Schlumberger, Ltd.	9,600	665,184

		2,889,157

FOOD & STAPLES RETAILING — 4.3%
Costco Wholesale Corp.	4,601	454,441
CVS Caremark Corp.	23,199	1,121,672
Safeway, Inc. (a)	4,684	84,734
Sysco Corp. (a)	10,927	345,949
The Kroger Co.	9,477	246,591
Wal-Mart Stores, Inc.	31,089	2,121,202
Walgreen Co.	15,905	588,644

		4,963,233

FOOD PRODUCTS — 2.5%
Archer-Daniels-Midland Co.	12,181	333,638
Campbell Soup Co. (a)	1,569	54,742
ConAgra Foods, Inc.	7,561	223,050
Dean Foods Co. (b)	3,573	58,990
General Mills, Inc.	6,578	265,817
H.J. Heinz Co.	2,879	166,061
Hormel Foods Corp. (a)	2,485	77,557
Kellogg Co.	2,100	117,285
Kraft Foods Group, Inc.	10,983	499,397
Mead Johnson Nutrition Co.	1,800	118,602
Mondelez International, Inc. (Class A)	32,985	840,128
The J.M. Smucker Co.	914	78,823
Tyson Foods, Inc. (Class A)	5,280	102,432

		2,936,522

GAS UTILITIES — 0.2%
AGL Resources, Inc.	2,154	86,095
ONEOK, Inc.	3,826	163,562

		249,657

HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Becton, Dickinson and Co.	1,800	140,742
Boston Scientific Corp. (b)	14,396	82,489
C.R. Bard, Inc.	500	48,870
CareFusion Corp. (b)	4,287	122,523
Covidien PLC	3,245	187,366
DENTSPLY International, Inc.	1,025	40,600
Medtronic, Inc.	9,570	392,561
St. Jude Medical, Inc.	5,700	205,998
Stryker Corp.	2,500	137,050
Varian Medical Systems, Inc. (b)	700	49,168
Zimmer Holdings, Inc.	900	59,994

		1,467,361

HEALTH CARE PROVIDERS & SERVICES — 3.4%
Aetna, Inc.	6,195	286,829
AmerisourceBergen Corp. (a)	4,355	188,049
Cardinal Health, Inc.	6,288	258,940
Cigna Corp.	5,303	283,498
Coventry Health Care, Inc.	2,568	115,123
Express Scripts Holding Co. (b)	7,000	378,000
Humana, Inc.	2,904	199,302
Laboratory Corp. of America Holdings (b)	1,700	147,254
McKesson Corp.	4,411	427,691
Patterson Cos., Inc.	1,506	51,550
Quest Diagnostics, Inc.	2,900	168,983

See accompanying notes to financial statements.

130

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Tenet Healthcare Corp. (a)(b)	2,003	$65,037
UnitedHealth Group, Inc.	19,000	1,030,560
WellPoint, Inc.	5,588	340,421

		3,941,237

HOTELS, RESTAURANTS & LEISURE — 1.5%
Carnival Corp.	8,277	304,345
Chipotle Mexican Grill, Inc. (b)	200	59,492
Darden Restaurants, Inc.	2,366	106,636
International Game Technology	5,234	74,166
Marriott International, Inc. (Class A)	1,945	72,490
McDonald’s Corp.	9,000	793,890
Starwood Hotels & Resorts Worldwide, Inc.	1,353	77,608
Yum! Brands, Inc.	2,900	192,560

		1,681,187

HOUSEHOLD DURABLES — 0.3%
Garmin, Ltd. (a)	2,000	81,640
Harman International Industries, Inc.	1,360	60,710
Whirlpool Corp.	1,506	153,236

		295,586

HOUSEHOLD PRODUCTS — 2.1%
Colgate-Palmolive Co.	3,100	324,074
Kimberly-Clark Corp.	3,000	253,290
The Clorox Co.	1,088	79,663
The Procter & Gamble Co.	25,932	1,760,524

		2,417,551

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
NRG Energy, Inc.	5,841	134,285
The AES Corp.	11,180	119,626

		253,911

INDUSTRIAL CONGLOMERATES — 4.2%
3M Co.	5,070	470,749
Danaher Corp.	4,265	238,414
General Electric Co.	194,357	4,079,553

		4,788,716

INSURANCE — 7.7%
ACE, Ltd.	6,327	504,895
Aflac, Inc.	8,700	462,144
American International Group, Inc. (b)	27,402	967,291
Aon PLC	2,098	116,649
Assurant, Inc.	1,554	53,924
Berkshire Hathaway, Inc. (Class B) (b)	33,847	3,036,076
Cincinnati Financial Corp.	2,829	110,784
Genworth Financial, Inc. (Class A) (b)	9,888	74,259
Hartford Financial Services Group, Inc.	8,049	180,619
Lincoln National Corp.	5,053	130,873
Loews Corp.	5,737	233,783
Marsh & McLennan Cos., Inc.	4,960	170,971
MetLife, Inc.	20,215	665,882
Principal Financial Group, Inc.	4,987	142,229
Prudential Financial, Inc.	4,671	249,104
The Allstate Corp.	8,955	359,722
The Chubb Corp.	4,879	367,486
The Progressive Corp.	10,298	217,288
The Travelers Cos., Inc. (a)	7,065	507,408
Torchmark Corp.	1,871	96,675
Unum Group	5,053	105,203
XL Group PLC	5,586	139,985

		8,893,250

INTERNET & CATALOG RETAIL — 0.0% (d)
Expedia, Inc.	501	30,786

IT SERVICES — 2.3%
Accenture PLC (Class A)	4,135	274,977
Automatic Data Processing, Inc.	3,800	216,638
Computer Sciences Corp.	1,049	42,012
Fidelity National Information Services, Inc.	1,385	48,212
International Business Machines Corp.	9,400	1,800,570
Paychex, Inc. (a)	2,507	78,068
SAIC, Inc.	5,356	60,630
The Western Union Co.	11,010	149,846
Total System Services, Inc.	1,504	32,216

		2,703,169

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. (a)	2,149	77,149

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Thermo Fisher Scientific, Inc.	2,120	135,214
Waters Corp. (b)	600	52,272

		187,486

MACHINERY — 2.0%
Caterpillar, Inc.	12,137	1,087,233
Deere & Co.	2,300	198,766
Dover Corp.	1,407	92,454
Flowserve Corp.	348	51,086
Ingersoll-Rand PLC	2,168	103,977
Joy Global, Inc.	2,000	127,560
Pall Corp.	1,000	60,260
Parker Hannifin Corp.	2,768	235,446
Pentair, Ltd.	1,885	92,648
Stanley Black & Decker, Inc. (a)	3,127	231,304
Xylem, Inc.	1,828	49,539

		2,330,273

MEDIA — 0.9%
Cablevision Systems Corp. (Class A) (a)	4,317	64,496
Gannett Co., Inc.	2,242	40,378
Omnicom Group, Inc.	2,231	111,461
The Interpublic Group of Cos., Inc.	4,464	49,193
The McGraw-Hill Cos., Inc.	1,803	98,570
The Walt Disney Co.	9,838	489,834
The Washington Post Co. (Class B)	84	30,678
Viacom, Inc. (Class B)	3,800	200,412

		1,085,022

METALS & MINING — 1.4%
Alcoa, Inc.	19,762	171,534
Allegheny Technologies, Inc.	2,034	61,752
Cliffs Natural Resources, Inc.	2,600	100,256
Freeport-McMoRan Copper & Gold, Inc.	17,621	602,638
Newmont Mining Corp.	9,200	427,248
Nucor Corp. (a)	3,078	132,908

See accompanying notes to financial statements.

131

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Titanium Metals Corp.	1,605	$26,499
United States Steel Corp. (a)	2,790	66,597

		1,589,432

MULTI-UTILITIES — 2.4%
Ameren Corp.	4,704	144,507
CenterPoint Energy, Inc.	8,253	158,870
CMS Energy Corp.	5,110	124,582
Consolidated Edison, Inc.	5,467	303,637
Dominion Resources, Inc.	10,626	550,427
DTE Energy Co.	3,151	189,217
Integrys Energy Group, Inc.	1,531	79,949
NiSource, Inc.	5,591	139,160
PG&E Corp.	7,923	318,346
Public Service Enterprise Group, Inc.	9,392	287,395
SCANA Corp. (a)	2,417	110,312
Sempra Energy	2,122	150,535
TECO Energy, Inc. (a)	3,946	66,135
Wisconsin Energy Corp.	4,178	153,959

		2,777,031

MULTILINE RETAIL — 1.1%
Big Lots, Inc. (b)	1,012	28,802
Dollar General Corp. (b)	1,600	70,544
J.C. Penney Co., Inc. (a)	2,852	56,213
Kohl’s Corp.	3,927	168,782
Macy’s, Inc.	7,318	285,548
Target Corp.	12,097	715,780

		1,325,669

OFFICE ELECTRONICS — 0.1%
Xerox Corp.	23,386	159,493

OIL, GAS & CONSUMABLE FUELS — 13.1%
Anadarko Petroleum Corp.	4,497	334,172
Apache Corp.	7,251	569,203
Cabot Oil & Gas Corp.	1,500	74,610
Chesapeake Energy Corp. (a)	9,601	159,569
Chevron Corp.	36,326	3,928,294
ConocoPhillips	22,521	1,305,993
CONSOL Energy, Inc.	4,159	133,504
Devon Energy Corp.	6,994	363,968
EQT Corp.	1,472	86,819
Exxon Mobil Corp.	38,905	3,367,228
Hess Corp.	5,546	293,716
Kinder Morgan, Inc.	11,706	413,573
Marathon Oil Corp.	13,119	402,228
Marathon Petroleum Corp.	3,339	210,357
Murphy Oil Corp.	3,409	203,006
Newfield Exploration Co. (b)	2,509	67,191
Occidental Petroleum Corp.	15,046	1,152,674
Peabody Energy Corp.	4,900	130,389
Phillips 66	11,646	618,403
QEP Resources, Inc.	3,249	98,347
Range Resources Corp.	1,243	78,098
Southwestern Energy Co. (b)	3,100	103,571
Spectra Energy Corp.	12,325	337,458
The Williams Cos., Inc.	6,371	208,586
Valero Energy Corp.	10,275	350,583
WPX Energy, Inc. (b)	3,599	53,553

		15,045,093

PAPER & FOREST PRODUCTS — 0.5%
International Paper Co.	8,186	326,130
MeadWestvaco Corp.	3,232	103,004
Weyerhaeuser Co.	3,708	103,157

		532,291

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	8,353	119,949
The Estee Lauder Cos., Inc. (Class A)	1,700	101,762

		221,711

PHARMACEUTICALS — 4.1%
Abbott Laboratories	10,900	713,950
Allergan, Inc.	2,000	183,460
Bristol-Myers Squibb Co.	13,442	438,075
Forest Laboratories, Inc. (b)	4,294	151,664
Hospira, Inc. (b)	3,203	100,062
Johnson & Johnson	24,200	1,696,420
Pfizer, Inc.	56,063	1,406,060

		4,689,691

PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp. (a)	400	31,460
Robert Half International, Inc.	990	31,502

		62,962

REAL ESTATE INVESTMENT TRUSTS — 1.8%
Apartment Investment & Management Co. (Class A)	1,179	31,904
AvalonBay Communities, Inc.	1,058	143,454
Boston Properties, Inc.	1,284	135,860
Equity Residential	2,796	158,449
HCP, Inc.	3,715	167,844
Host Hotels & Resorts, Inc.	13,248	207,596
Kimco Realty Corp. (a)	3,471	67,060
Plum Creek Timber Co., Inc. (a)	1,429	63,405
ProLogis	8,583	313,194
Public Storage	1,196	173,372
Simon Property Group, Inc.	2,103	332,463
Ventas, Inc.	1,800	116,496
Vornado Realty Trust	1,577	126,286

		2,037,383

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
CBRE Group, Inc. (b)	2,177	43,322

ROAD & RAIL — 0.7%
CSX Corp.	19,117	377,178
Norfolk Southern Corp.	5,862	362,506
Ryder Systems, Inc.	1,033	51,578

		791,262

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Advanced Micro Devices, Inc. (a)(b)	11,294	27,106
Altera Corp.	2,700	92,988
Analog Devices, Inc.	1,776	74,698
First Solar, Inc. (a)(b)	1,100	33,968
Lam Research Corp. (b)	1,300	46,969
Linear Technology Corp.	1,569	53,817
Microchip Technology, Inc.	1,300	42,367
Micron Technology, Inc. (b)	10,597	67,291

See accompanying notes to financial statements.

132

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

NVIDIA Corp.	11,489	$141,200
Texas Instruments, Inc.	8,044	248,881
Xilinx, Inc.	1,800	64,620

		893,905

SOFTWARE — 1.9%
Autodesk, Inc. (b)	1,473	52,070
BMC Software, Inc. (b)	719	28,515
CA, Inc.	6,195	136,166
Citrix Systems, Inc. (b)	1,400	92,050
Electronic Arts, Inc. (b)	5,607	81,470
Microsoft Corp.	63,164	1,688,374
Symantec Corp. (b)	4,923	92,602

		2,171,247

SPECIALTY RETAIL — 0.5%
Abercrombie & Fitch Co. (Class A)	1,453	69,701
AutoNation, Inc. (b)	380	15,086
Bed Bath & Beyond, Inc. (b)	2,100	117,411
Best Buy Co., Inc.	5,323	63,078
CarMax, Inc. (b)	1,606	60,289
GameStop Corp. (Class A) (a)	2,114	53,040
Staples, Inc. (a)	12,386	141,200
Tiffany & Co. (a)	1,100	63,074

		582,879

TEXTILES, APPAREL & LUXURY GOODS — 0.2%
NIKE, Inc. (Class B)	5,600	288,960

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	9,299	75,601
People’s United Financial, Inc.	6,752	81,632

		157,233

TOBACCO — 0.5%
Altria Group, Inc.	16,186	508,564
Reynolds American, Inc. (a)	2,929	121,349

		629,913

TRADING COMPANIES & DISTRIBUTORS — 0.1%
W.W. Grainger, Inc.	400	80,948

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
MetroPCS Communications, Inc. (b)	2,766	27,493

TOTAL COMMON STOCKS —
(Cost $112,545,595)		114,607,564

SHORT TERM INVESTMENTS — 3.1%
MONEY MARKET FUNDS — 3.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	2,176,281	2,176,281
State Street Institutional Liquid Reserves Fund 0.17% (f)(g)	1,385,066	1,385,066

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,561,347)		3,561,347

TOTAL INVESTMENTS — 102.6% (h)
(Cost $116,106,942)		118,168,911
OTHER ASSETS & LIABILITIES — (2.6)%		(3,022,898)

NET ASSETS — 100.0%		$115,146,013

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Affiliated issuer. (Note 3)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

133

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.0%
BE Aerospace, Inc. (a)	4,612	$227,833
Spirit Aerosystems Holdings, Inc. (Class A) (a)	4,971	84,358
TransDigm Group, Inc.	2,003	273,129
Triumph Group, Inc.	2,210	144,313

		729,633

AIRLINES — 0.5%
United Continental Holdings, Inc. (a)	14,764	345,182

AUTO COMPONENTS — 1.1%
Allison Transmission Holdings, Inc. (b)	1,400	28,588
Gentex Corp. (b)	6,296	118,491
Lear Corp.	4,262	199,632
The Goodyear Tire & Rubber Co. (a)	10,879	150,239
TRW Automotive Holdings Corp. (a)	4,549	243,872
Visteon Corp. (a)	2,377	127,930

		868,752

AUTOMOBILES — 0.1%
Tesla Motors, Inc. (a)(b)	3,200	108,384

BEVERAGES — 0.3%
Constellation Brands, Inc. (Class A) (a)	6,740	238,529

BIOTECHNOLOGY — 1.7%
ARIAD Pharmaceuticals, Inc. (a)	7,400	141,932
BioMarin Pharmaceutical, Inc. (a)(b)	5,479	269,841
Cubist Pharmaceuticals, Inc. (a)	2,900	121,974
Medivation, Inc. (a)	3,300	168,828
Onyx Pharmaceuticals, Inc. (a)(b)	2,933	221,530
Pharmacyclics, Inc. (a)	2,200	127,380
Seattle Genetics, Inc. (a)(b)	4,600	106,720
United Therapeutics Corp. (a)	2,051	109,564

		1,267,769

BUILDING PRODUCTS — 1.1%
Armstrong World Industries, Inc.	980	49,715
Fortune Brands Home & Security, Inc. (a)	7,200	210,384
Lennox International, Inc.	2,030	106,616
Masco Corp.	15,868	264,361
Owens Corning, Inc. (a)	5,200	192,348

		823,424

CAPITAL MARKETS — 1.8%
Affiliated Managers Group, Inc. (a)	2,286	297,523
E*TRADE Financial Corp. (a)	11,387	101,914
Eaton Vance Corp. (b)	5,132	163,454
Federated Investors, Inc. (Class B) (b)	4,155	84,056
Jefferies Group, Inc.	5,691	105,682
Legg Mason, Inc.	5,215	134,130
LPL Investment Holdings, Inc.	1,595	44,915
Raymond James Financial, Inc.	4,990	192,265
SEI Investments Co.	5,993	139,876
Waddell & Reed Financial, Inc. (Class A) (b)	3,808	132,594

		1,396,409

CHEMICALS — 3.3%
Airgas, Inc.	3,114	284,277
Albemarle Corp.	3,915	243,200
Ashland, Inc.	3,252	261,493
Cabot Corp.	2,600	103,454
Cytec Industries, Inc.	1,998	137,522
Huntsman Corp.	8,474	134,737
International Flavors & Fragrances, Inc.	3,641	242,272
Kronos Worldwide, Inc. (b)	862	16,809
NewMarket Corp.	481	126,118
Rockwood Holdings, Inc.	3,423	169,302
RPM International, Inc.	5,897	173,136
The Scotts Miracle-Gro Co. (Class A)	1,722	75,854
Tronox Ltd. (Class A)	970	17,702
Valhi, Inc.	900	11,250
Valspar Corp.	3,720	232,128
W.R. Grace & Co. (a)	3,103	208,615
Westlake Chemical Corp.	877	69,546

		2,507,415

COMMERCIAL BANKS — 2.8%
Associated Banc-Corp.	7,663	100,539
Bank of Hawaii Corp. (b)	1,968	86,690
BankUnited, Inc. (b)	2,026	49,516
BOK Financial Corp.	1,179	64,208
City National Corp. (b)	2,066	102,308
Commerce Bancshares, Inc.	3,433	120,361
Cullen/Frost Bankers, Inc.	2,760	149,785
East West Bancorp, Inc.	6,253	134,377
First Citizens BancShares, Inc. (Class A)	252	41,202
First Horizon National Corp. (b)	11,030	109,307
First Niagara Financial Group, Inc.	15,826	125,500
First Republic Bank	3,015	98,832
Fulton Financial Corp.	8,849	85,039
Hancock Holding Co.	3,812	120,993
Huntington Bancshares, Inc.	37,971	242,635
Prosperity Bancshares, Inc. (b)	1,946	81,732
Signature Bank (a)	2,047	146,033
Valley National Bancorp (b)	8,647	80,417
Zions Bancorporation	8,176	174,966

		2,114,440

COMMERCIAL SERVICES & SUPPLIES — 2.1%
Avery Dennison Corp.	4,422	154,416
Cintas Corp.	4,691	191,862
Clean Harbors, Inc. (a)	2,353	129,439
Copart, Inc. (a)	4,674	137,883
Corrections Corp. of America	4,391	155,749
Covanta Holding Corp.	5,862	107,978
Iron Mountain, Inc.	7,405	229,925
KAR Auction Services, Inc.	3,542	71,690
Pitney Bowes, Inc. (b)	8,959	95,324
R.R. Donnelley & Sons Co. (b)	8,019	72,171
Rollins, Inc.	2,930	64,577
Waste Connections, Inc. (b)	5,413	182,905

		1,593,919

COMMUNICATIONS EQUIPMENT — 1.1%
Brocade Communications Systems, Inc. (a)	20,255	107,959
EchoStar Corp. (Class A) (a)	1,711	58,551
Harris Corp.	5,000	244,800

See accompanying notes to financial statements.

134

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

JDS Uniphase Corp. (a)	10,369	$140,396
Palo Alto Networks, Inc. (a)(b)	1,400	74,928
Polycom, Inc. (a)	7,897	82,603
Riverbed Technology, Inc. (a)	7,156	141,116

		850,353

COMPUTERS & PERIPHERALS — 0.4%
Diebold, Inc.	2,809	85,984
NCR Corp. (a)	7,092	180,704

		266,688

CONSTRUCTION & ENGINEERING — 1.6%
Aecom Technology Corp. (a)	4,824	114,811
Foster Wheeler AG (a)	4,666	113,477
Jacobs Engineering Group, Inc. (a)	5,799	246,863
KBR, Inc.	6,505	194,630
Quanta Services, Inc. (a)	9,509	259,501
The Shaw Group, Inc. (a)	2,961	138,012
URS Corp.	3,381	132,738

		1,200,032

CONSTRUCTION MATERIALS — 0.6%
Martin Marietta Materials, Inc. (b)	2,030	191,388
Vulcan Materials Co.	5,721	297,778

		489,166

CONTAINERS & PACKAGING — 1.7%
AptarGroup, Inc.	2,924	139,533
Bemis Co., Inc.	4,551	152,276
Greif, Inc. (Class A)	1,380	61,410
Owens-Illinois, Inc. (a)	7,303	155,335
Packaging Corp. of America	4,380	168,499
Rock-Tenn Co. (Class A)	3,187	222,803
Sealed Air Corp. (b)	8,710	152,512
Silgan Holdings, Inc.	2,144	89,169
Sonoco Products Co.	4,423	131,496

		1,273,033

DISTRIBUTORS — 0.4%
LKQ Corp. (a)	13,168	277,845

DIVERSIFIED CONSUMER SERVICES — 0.8%
Apollo Group, Inc. (Class A) (a)	4,500	94,140
H&R Block, Inc. (b)	12,032	223,434
Service Corp. International	9,424	130,146
Sotheby’s (b)	2,981	100,221
Weight Watchers International, Inc. (b)	1,144	59,900

		607,841

DIVERSIFIED FINANCIAL SERVICES — 0.5%
CBOE Holdings, Inc.	3,844	113,244
MSCI, Inc. (Class A) (a)	5,398	167,284
The NASDAQ OMX Group, Inc.	5,246	131,203

		411,731

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Frontier Communications Corp. (b)	44,300	189,604
Level 3 Communications, Inc. (a)(b)	7,157	165,398
tw telecom, Inc. (a)	6,722	171,210

		526,212

ELECTRIC UTILITIES — 2.2%
Cleco Corp.	2,669	106,787
Great Plains Energy, Inc.	6,787	137,844
Hawaiian Electric Industries, Inc.	4,329	108,831
IDACORP, Inc.	2,199	95,327
ITC Holdings Corp. (b)	2,302	177,047
NV Energy, Inc.	10,426	189,127
OGE Energy Corp.	4,342	244,498
Pepco Holdings, Inc. (b)	10,179	199,610
Pinnacle West Capital Corp.	4,849	247,202
Westar Energy, Inc.	5,587	159,900

		1,666,173

ELECTRICAL EQUIPMENT — 0.8%
Acuity Brands, Inc. (b)	1,885	127,671
Hubbell, Inc. (Class B)	2,414	204,297
Regal-Beloit Corp.	2,020	142,349
The Babcock & Wilcox Co.	5,259	137,786

		612,103

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Anixter International, Inc.	1,230	78,695
Arrow Electronics, Inc. (a)	4,706	179,204
Avnet, Inc. (a)	6,137	187,854
AVX Corp.	2,104	22,681
Dolby Laboratories, Inc. (Class A) (b)	2,156	63,235
FLIR Systems, Inc.	6,689	149,232
Ingram Micro, Inc. (Class A) (a)	6,656	112,620
IPG Photonics Corp. (b)	1,301	86,712
Jabil Circuit, Inc.	8,351	161,091
Mettler-Toledo International, Inc. (a)	1,385	267,720
Molex, Inc. (b)	6,145	167,943
National Instruments Corp.	4,173	107,705
Trimble Navigation, Ltd. (a)	5,574	333,214

		1,917,906

ENERGY EQUIPMENT & SERVICES — 2.8%
Atwood Oceanics, Inc. (a)	2,547	116,627
Dresser-Rand Group, Inc. (a)(b)	3,324	186,609
Dril-Quip, Inc. (a)	1,602	117,026
Helmerich & Payne, Inc.	4,688	262,575
McDermott International, Inc. (a)	10,518	115,908
Nabors Industries, Ltd. (a)	12,900	186,405
Oceaneering International, Inc.	4,838	260,236
Oil States International, Inc. (a)	2,460	175,989
Patterson-UTI Energy, Inc. (b)	6,669	124,244
Rowan Cos. PLC (a)	5,468	170,984
RPC, Inc. (b)	2,980	36,475
SEACOR Holdings, Inc.	897	75,169
Superior Energy Services, Inc. (a)	6,992	144,874
Tidewater, Inc.	2,255	100,753
Unit Corp. (a)	1,896	85,415

		2,159,289

FOOD & STAPLES RETAILING — 0.5%
Safeway, Inc. (b)	10,700	193,563
The Fresh Market, Inc. (a)(b)	1,800	86,562
United Natural Foods, Inc. (a)	2,200	117,898

		398,023

FOOD PRODUCTS — 1.7%
Dean Foods Co. (a)	8,214	135,613

See accompanying notes to financial statements.

135

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Flowers Foods, Inc.	5,121	$119,166
Green Mountain Coffee Roasters, Inc. (a)(b)	5,500	227,480
Hain Celestial Group, Inc. (a)(b)	2,000	108,440
Hillshire Brands Co.	5,400	151,956
Ingredion, Inc.	3,386	218,160
Ralcorp Holdings, Inc. (a)	2,450	219,642
Smithfield Foods, Inc. (a)	5,601	120,814
WhiteWave Foods Co. (a)	1,000	15,540

		1,316,811

GAS UTILITIES — 1.4%
AGL Resources, Inc.	5,199	207,804
Atmos Energy Corp.	3,959	139,040
National Fuel Gas Co.	3,693	187,198
Piedmont Natural Gas Co., Inc.	3,239	101,413
Questar Corp.	7,759	153,318
UGI Corp.	5,028	164,466
WGL Holdings, Inc.	2,271	89,001

		1,042,240

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
DENTSPLY International, Inc.	6,314	250,098
Hologic, Inc. (a)	11,812	236,594
IDEXX Laboratories, Inc. (a)(b)	2,440	226,432
ResMed, Inc. (b)	6,391	265,674
Sirona Dental Systems, Inc. (a)	2,400	154,704
STERIS Corp.	2,595	90,124
Teleflex, Inc.	1,799	128,287
The Cooper Cos., Inc.	2,174	201,051

		1,552,964

HEALTH CARE PROVIDERS & SERVICES — 2.5%
athenahealth, Inc. (a)	1,600	117,520
Brookdale Senior Living, Inc. (a)	4,329	109,610
Community Health Systems, Inc.	4,079	125,388
Coventry Health Care, Inc.	6,018	269,787
Health Net, Inc. (a)	3,621	87,990
HMS Holdings Corp. (a)	3,800	98,496
LifePoint Hospitals, Inc. (a)(b)	2,167	81,804
MEDNAX, Inc. (a)	2,191	174,228
Omnicare, Inc.	4,917	177,504
Owens & Minor, Inc. (b)	2,801	79,857
Patterson Cos., Inc. (b)	3,748	128,294
Tenet Healthcare Corp. (a)	4,672	151,700
Universal Health Services, Inc. (Class B)	3,902	188,662
WellCare Health Plans, Inc. (a)	1,900	92,511

		1,883,351

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	7,629	71,865

HOTELS, RESTAURANTS & LEISURE — 1.6%
Bally Technologies, Inc. (a)	1,851	82,758
Brinker International, Inc.	3,210	99,478
Burger King Worldwide, Inc.	2,800	46,032
Choice Hotels International, Inc. (b)	1,239	41,655
Dunkin’ Brands Group, Inc.	3,254	107,968
International Game Technology	11,899	168,609
MGM Resorts International (a)	16,539	192,514
Panera Bread Co. (Class A) (a)	1,261	200,285
Penn National Gaming, Inc. (a)	2,975	146,102
Six Flags Entertainment Corp.	2,400	146,880

		1,232,281

HOUSEHOLD DURABLES — 3.7%
D.R. Horton, Inc.	12,345	244,184
Harman International Industries, Inc.	3,033	135,393
Jarden Corp. (a)	3,252	168,129
Leggett & Platt, Inc. (b)	6,224	169,417
Lennar Corp. (Class A) (b)	7,252	280,435
Mohawk Industries, Inc. (a)	2,580	233,413
Newell Rubbermaid, Inc.	12,804	285,145
NVR, Inc. (a)	206	189,520
Pulte Group, Inc. (a)	15,063	273,544
Tempur-Pedic International, Inc. (a)(b)	2,662	83,826
Toll Brothers, Inc. (a)	6,616	213,895
Tupperware Brands Corp.	2,431	155,827
Whirlpool Corp.	3,408	346,764

		2,779,492

HOUSEHOLD PRODUCTS — 0.3%
Energizer Holdings, Inc.	2,701	216,026

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
NRG Energy, Inc.	14,259	327,814

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	2,748	161,473
Seaboard Corp.	14	35,418

		196,891

INSURANCE — 5.9%
Alleghany Corp. (a)	750	251,565
Allied World Assurance Company Holdings, Ltd.	1,560	122,928
American Financial Group, Inc.	3,406	134,605
American National Insurance Co.	333	22,741
Arch Capital Group, Ltd. (a)	6,021	265,044
Arthur J. Gallagher & Co.	5,533	191,718
Aspen Insurance Holdings, Ltd.	3,197	102,560
Assurant, Inc.	3,469	120,374
Assured Guaranty, Ltd.	8,701	123,815
Axis Capital Holdings, Ltd.	5,060	175,278
Brown & Brown, Inc.	5,182	131,934
Cincinnati Financial Corp.	6,499	254,501
Erie Indemnity Co. (Class A)	1,104	76,419
Everest Re Group, Ltd.	2,319	254,974
Fidelity National Financial, Inc. (Class A)	9,384	220,993
Genworth Financial, Inc. (Class A) (a)	21,872	164,259
HCC Insurance Holdings, Inc.	4,460	165,957
Markel Corp. (a)	407	176,402
Mercury General Corp.	1,576	62,551
Old Republic International Corp.	10,786	114,871
PartnerRe, Ltd.	2,724	219,255
ProAssurance Corp.	2,766	116,697
Reinsurance Group of America, Inc.	3,309	177,098
RenaissanceRe Holdings, Ltd.	2,184	177,472
Torchmark Corp.	4,235	218,822
Validus Holdings, Ltd.	4,496	155,472
W.R. Berkley Corp.	4,859	183,379

See accompanying notes to financial statements.

136

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

White Mountains Insurance Group, Ltd.	247	$127,205

		4,508,889

INTERNET & CATALOG RETAIL — 1.0%
Expedia, Inc.	4,100	251,945
Groupon, Inc. (a)(b)	12,000	58,560
HomeAway, Inc. (a)(b)	1,392	30,624
Netflix, Inc. (a)	2,500	231,950
TripAdvisor, Inc. (a)	4,900	205,604

		778,683

INTERNET SOFTWARE & SERVICES — 0.8%
Akamai Technologies, Inc. (a)	7,833	320,448
AOL, Inc. (a)	3,700	109,557
IAC/InterActiveCorp.	3,565	168,625

		598,630

IT SERVICES — 2.9%
Alliance Data Systems Corp. (a)(b)	2,238	323,973
Booz Allen Hamilton Holding Corp. (b)	1,788	24,889
Broadridge Financial Solutions, Inc.	5,411	123,804
Computer Sciences Corp.	6,879	275,504
DST Systems, Inc.	1,314	79,628
FleetCor Technologies, Inc. (a)	1,849	99,199
Gartner, Inc. (a)	4,107	189,004
Genpact, Ltd.	6,017	93,264
Global Payments, Inc.	3,488	158,006
Jack Henry & Associates, Inc.	3,780	148,403
Lender Processing Services, Inc.	3,744	92,177
NeuStar, Inc. (Class A) (a)	2,917	122,310
SAIC, Inc.	12,700	143,764
Total System Services, Inc.	7,112	152,339
Vantiv, Inc. (a)	1,900	38,798
VeriFone Systems, Inc. (a)(b)	4,752	141,039

		2,206,101

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Hasbro, Inc. (b)	5,100	183,090
Polaris Industries, Inc.	2,888	243,025

		426,115

LIFE SCIENCES TOOLS & SERVICES — 1.2%
Bio-Rad Laboratories, Inc. (Class A) (a)	872	91,604
Bruker Corp. (a)	4,063	62,042
Charles River Laboratories International, Inc. (a)	2,171	81,347
Covance, Inc. (a)	2,443	141,132
Illumina, Inc. (a)(b)	5,500	305,745
PerkinElmer, Inc.	5,075	161,080
Techne Corp.	1,534	104,834

		947,784

MACHINERY — 5.5%
AGCO Corp. (a)	4,317	212,051
CLARCOR, Inc.	2,207	105,450
Colfax Corp. (a)(b)	3,000	121,050
Crane Co.	2,120	98,114
Donaldson Co., Inc.	5,974	196,186
Gardner Denver, Inc.	2,135	146,248
Graco, Inc.	2,699	138,972
IDEX Corp.	3,635	169,137
Kennametal, Inc.	3,511	140,440
Lincoln Electric Holdings, Inc.	3,722	181,187
Nordson Corp.	2,536	160,072
Oshkosh Corp. (a)	4,082	121,031
Pall Corp.	4,956	298,649
Pentair, Ltd.	9,312	457,685
Sauer-Danfoss, Inc.	500	26,685
Snap-On, Inc.	2,569	202,925
SPX Corp.	2,250	157,837
Terex Corp. (a)	4,875	137,036
Timken Co.	3,533	168,983
Trinity Industries, Inc.	3,500	125,370
Valmont Industries, Inc.	1,050	143,378
WABCO Holdings, Inc. (a)	2,760	179,924
Wabtec Corp.	2,155	188,649
Woodward, Inc. (b)	2,644	100,816
Xylem, Inc.	8,200	222,220

		4,200,095

MARINE — 0.2%
Kirby Corp. (a)(b)	2,456	152,002

MEDIA — 1.5%
AMC Networks, Inc. (Class A) (a)	2,563	126,868
Cablevision Systems Corp. (Class A) (b)	9,600	143,424
Clear Channel Outdoor Holdings, Inc. (Class A) (a)	1,802	12,650
Gannett Co., Inc. (b)	10,187	183,468
John Wiley & Sons, Inc. (Class A)	2,077	80,858
Lamar Advertising Co. (Class A) (a)(b)	2,498	96,797
Morningstar, Inc. (b)	1,038	65,217
Regal Entertainment Group (b)	3,483	48,588
The Interpublic Group of Cos., Inc.	19,247	212,102
The Madison Square Garden Co. (Class A) (a)	2,700	119,745
The Washington Post Co. (Class B)	203	74,138

		1,163,855

METALS & MINING — 1.8%
Allegheny Technologies, Inc.	4,751	144,240
Allied Nevada Gold Corp. (a)	3,615	108,920
Coeur d’Alene Mines Corp. (a)	4,023	98,966
Compass Minerals International, Inc. (b)	1,487	111,094
Reliance Steel & Aluminum Co.	3,326	206,544
Royal Gold, Inc.	2,838	230,758
Steel Dynamics, Inc.	9,812	134,719
Titanium Metals Corp.	3,274	54,054
United States Steel Corp. (b)	6,407	152,935
Walter Energy, Inc. (b)	2,753	98,778

		1,341,008

MULTI-UTILITIES — 2.3%
Alliant Energy Corp.	4,937	216,783
CMS Energy Corp.	11,674	284,612
Integrys Energy Group, Inc.	3,445	179,898
MDU Resources Group, Inc.	8,424	178,926
NiSource, Inc.	13,737	341,914
SCANA Corp. (b)	5,870	267,907
TECO Energy, Inc. (b)	9,118	152,818
Vectren Corp.	3,644	107,133

		1,729,991

See accompanying notes to financial statements.

137

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

MULTILINE RETAIL — 0.2%
Big Lots, Inc. (a)	2,539	$72,260
Dillard’s, Inc. (Class A)	1,363	114,178

		186,438

OFFICE ELECTRONICS — 0.1%
Zebra Technologies Corp. (Class A) (a)	2,257	88,655

OIL, GAS & CONSUMABLE FUELS — 3.5%
Berry Petroleum Co. (Class A) (b)	2,042	68,509
Cheniere Energy, Inc. (a)	9,900	185,922
Cimarex Energy Co.	3,800	219,374
Energen Corp.	3,247	146,407
Laredo Petroleum Holdings, Inc. (a)(b)	1,000	18,160
Newfield Exploration Co. (a)	6,000	160,680
Oasis Petroleum, Inc. (a)(b)	3,181	101,156
Plains Exploration & Production Co. (a)	5,700	267,558
QEP Resources, Inc.	7,900	239,133
Rosetta Resources, Inc. (a)	2,300	104,328
SandRidge Energy, Inc. (a)(b)	15,562	98,819
SM Energy Co.	2,905	151,670
Teekay Corp.	1,630	52,323
Tesoro Corp.	6,234	274,608
Ultra Petroleum Corp. (a)	6,800	123,284
Whiting Petroleum Corp. (a)	5,200	225,524
World Fuel Services Corp.	3,203	131,867
WPX Energy, Inc. (a)	8,900	132,432

		2,701,754

PAPER & FOREST PRODUCTS — 0.5%
Domtar Corp.	1,540	128,621
MeadWestvaco Corp.	7,732	246,419

		375,040

PERSONAL PRODUCTS — 0.1%
Nu Skin Enterprises, Inc. (Class A)	2,392	88,624

PHARMACEUTICALS — 0.4%
Endo Pharmaceuticals Holdings, Inc. (a)	5,042	132,454
Salix Pharmaceuticals, Ltd. (a)	2,252	91,161
Warner Chilcott PLC (Class A)	7,731	93,081

		316,696

PROFESSIONAL SERVICES — 1.2%
Dun & Bradstreet Corp. (b)	2,010	158,087
Equifax, Inc.	5,342	289,109
Manpower, Inc.	3,501	148,582
Robert Half International, Inc.	6,240	198,557
Towers Watson & Co. (Class A)	2,520	141,649

		935,984

REAL ESTATE INVESTMENT TRUSTS — 8.6%
Alexandria Real Estate Equities, Inc.	2,832	196,314
American Campus Communities, Inc.	4,643	214,182
Apartment Investment & Management Co. (Class A)	6,441	174,294
BioMed Realty Trust, Inc.	6,850	132,411
BRE Properties, Inc.	3,399	172,771
Camden Property Trust	3,740	255,105
CBL & Associates Properties, Inc.	7,100	150,591
Chimera Investment Corp.	45,398	118,489
DDR Corp. (b)	10,576	165,620
Douglas Emmett, Inc.	5,760	134,208
Duke Realty Corp.	12,036	166,939
Equity Lifestyle Properties, Inc.	1,722	115,873
Essex Property Trust, Inc.	1,629	238,893
Extra Space Storage, Inc.	4,500	163,755
Federal Realty Investment Trust	2,872	298,745
Hatteras Financial Corp.	4,400	109,164
Healthcare Trust of America, Inc.	2,400	23,760
Highwoods Properties, Inc.	3,405	113,897
Home Properties, Inc.	2,277	139,603
Hospitality Properties Trust	5,453	127,709
Kilroy Realty Corp.	3,300	156,321
Liberty Property Trust	5,240	187,435
Mack-Cali Realty Corp.	3,705	96,738
MFA Financial, Inc.	15,885	128,827
Mid-America Apartment Communities, Inc.	1,925	124,644
National Retail Properties, Inc.	4,847	151,226
OMEGA Healthcare Investors, Inc.	4,911	117,127
Piedmont Office Realty Trust, Inc. (Class A)	7,491	135,213
Rayonier, Inc. (b)	5,434	281,644
Realty Income Corp. (b)	5,951	239,290
Regency Centers Corp.	4,057	191,166
Retail Properties of America, Inc. (Class A) (b)	1,400	16,758
Senior Housing Properties Trust	7,831	185,125
SL Green Realty Corp.	4,031	308,976
Tanger Factory Outlet Centers, Inc.	4,200	143,640
Taubman Centers, Inc.	2,698	212,387
Two Harbors Investment Corp.	13,200	146,256
UDR, Inc.	11,112	264,243
Washington Real Estate Investment Trust	2,922	76,410
Weingarten Realty Investors (b)	4,983	133,395

		6,509,144

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
CBRE Group, Inc. (a)	13,437	267,396
Jones Lang LaSalle, Inc.	1,955	164,103
Realogy Holdings Corp. (a)	2,000	83,920

		515,419

ROAD & RAIL — 0.9%
Hertz Global Holdings, Inc. (a)	13,340	217,042
J.B. Hunt Transport Services, Inc.	4,037	241,049
Landstar System, Inc.	2,018	105,864
Ryder Systems, Inc.	2,266	113,142

		677,097

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Advanced Micro Devices, Inc. (a)(b)	26,917	64,601
Atmel Corp. (a)	19,644	128,668
Cree, Inc. (a)(b)	5,205	176,866
Cypress Semiconductor Corp. (a)(b)	5,812	63,002
First Solar, Inc. (a)(b)	2,700	83,376
Lam Research Corp. (a)	7,640	276,033
LSI Corp. (a)	24,589	174,090
ON Semiconductor Corp. (a)	19,934	140,535
Skyworks Solutions, Inc. (a)	8,693	176,468

See accompanying notes to financial statements.

138

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Teradyne, Inc. (a)(b)	8,400	$141,876

		1,425,515

SOFTWARE — 3.1%
Ansys, Inc. (a)	4,109	276,700
Cadence Design Systems, Inc. (a)	12,482	168,632
Compuware Corp. (a)	9,545	103,754
Concur Technologies, Inc. (a)(b)	2,047	138,213
Electronic Arts, Inc. (a)	13,600	197,608
Factset Research Systems, Inc. (b)	1,835	161,590
Fortinet, Inc. (a)	5,867	123,618
Informatica Corp. (a)	4,765	144,475
MICROS Systems, Inc. (a)	3,555	150,874
NetSuite, Inc. (a)(b)	1,200	80,760
Parametric Technology Corp. (a)	5,268	118,583
ServiceNow, Inc. (a)(b)	500	15,015
Solarwinds, Inc. (a)	2,700	141,615
Solera Holdings, Inc.	3,061	163,672
Splunk, Inc. (a)	1,200	34,824
Synopsys, Inc. (a)	6,618	210,717
TIBCO Software, Inc. (a)	6,842	150,592

		2,381,242

SPECIALTY RETAIL — 4.0%
Aaron’s, Inc.	3,126	88,403
Abercrombie & Fitch Co. (Class A)	3,491	167,463
Advance Auto Parts, Inc.	3,247	234,920
American Eagle Outfitters, Inc.	7,942	162,890
Ascena Retail Group, Inc. (a)	5,500	101,695
AutoNation, Inc. (a)	1,705	67,689
Cabela’s, Inc. (a)(b)	2,100	87,675
Chico’s FAS, Inc.	7,404	136,678
Dick’s Sporting Goods, Inc.	4,372	198,882
Foot Locker, Inc.	6,679	214,530
GameStop Corp. (Class A) (b)	5,365	134,608
GNC Holdings, Inc. (Class A)	3,300	109,824
Guess?, Inc.	2,719	66,724
Sally Beauty Holdings, Inc. (a)	6,904	162,727
Signet Jewelers, Ltd.	3,632	193,949
Tractor Supply Co.	3,090	273,032
Ulta Salon Cosmetics & Fragrance, Inc.	2,619	257,343
Urban Outfitters, Inc. (a)	4,849	190,857
Williams-Sonoma, Inc.	3,863	169,084

		3,018,973

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Carter’s, Inc. (a)(b)	2,300	127,995
Deckers Outdoor Corp. (a)(b)	1,532	61,694
Fossil, Inc. (a)	2,432	226,419
Hanesbrands, Inc. (a)	4,352	155,888
PVH Corp.	3,170	351,902
Under Armour, Inc. (Class A) (a)(b)	3,476	168,690

		1,092,588

THRIFTS & MORTGAGE FINANCE — 0.9%
Capitol Federal Financial, Inc.	6,234	72,876
Hudson City Bancorp, Inc.	21,210	172,437
Ocwen Financial Corp. (a)	5,200	179,868
People’s United Financial, Inc. (b)	15,403	186,222
TFS Financial Corp. (a)	3,621	34,834

		646,237

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Air Lease Corp. (a)	2,973	63,920
MRC Global, Inc. (a)	1,000	27,780
MSC Industrial Direct Co., Inc. (Class A)	2,043	154,001
United Rentals, Inc. (a)(b)	4,100	186,632
WESCO International, Inc. (a)(b)	1,900	128,117

		560,450

WATER UTILITIES — 0.6%
American Water Works Co., Inc.	7,801	289,651
Aqua America, Inc. (b)	6,215	157,985

		447,636

WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Clearwire Corp. (Class A) (a)	19,494	56,338
MetroPCS Communications, Inc. (a)	14,113	140,283
SBA Communications Corp. (Class A) (a)(b)	5,617	398,919
Telephone & Data Systems, Inc.	4,543	100,582
US Cellular Corp. (a)	558	19,664

		715,786

TOTAL COMMON STOCKS —
(Cost $65,869,640)		76,006,417

SHORT TERM INVESTMENTS — 9.7%
MONEY MARKET FUNDS — 9.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	6,215,327	6,215,327
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	1,157,613	1,157,613

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,372,940)		7,372,940

TOTAL INVESTMENTS — 109.5% (f)
(Cost $73,242,580)		83,379,357
OTHER ASSETS & LIABILITIES — (9.5)%		(7,233,795)

NET ASSETS — 100.0%		$76,145,562

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

139

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
BE Aerospace, Inc. (a)	11,517	$568,940
Triumph Group, Inc.	3,362	219,538

		788,478

AIRLINES — 0.5%
Alaska Air Group, Inc. (a)	7,933	341,833

AUTO COMPONENTS — 0.4%
Gentex Corp. (b)	15,867	298,617

AUTOMOBILES — 0.3%
Thor Industries, Inc.	4,900	183,407

BIOTECHNOLOGY — 4.0%
Regeneron Pharmaceuticals, Inc. (a)	8,326	1,424,329
United Therapeutics Corp. (a)	5,259	280,936
Vertex Pharmaceuticals, Inc. (a)	24,089	1,010,292

		2,715,557

BUILDING PRODUCTS — 1.2%
Fortune Brands Home & Security, Inc. (a)	18,008	526,194
Lennox International, Inc.	5,100	267,852

		794,046

CAPITAL MARKETS — 3.4%
Affiliated Managers Group, Inc. (a)	5,779	752,137
Eaton Vance Corp. (b)	12,755	406,247
Greenhill & Co., Inc.	1,648	85,679
Jefferies Group, Inc.	14,200	263,694
Raymond James Financial, Inc.	7,200	277,416
SEI Investments Co.	8,679	202,568
Waddell & Reed Financial, Inc. (Class A) (b)	9,526	331,695

		2,319,436

CHEMICALS — 3.0%
Albemarle Corp.	5,986	371,850
Ashland, Inc.	4,200	337,722
Cytec Industries, Inc.	3,100	213,373
NewMarket Corp. (b)	1,191	312,280
RPM International, Inc.	7,200	211,392
Valspar Corp.	9,319	581,506

		2,028,123

COMMERCIAL BANKS — 2.2%
Cathay General Bancorp (b)	8,100	157,950
City National Corp.	5,200	257,504
Fulton Financial Corp.	12,400	119,164
Signature Bank (a)	5,111	364,619
SVB Financial Group (a)	4,934	276,156
Synovus Financial Corp.	87,200	213,640
Webster Financial Corp.	4,900	100,695

		1,489,728

COMMERCIAL SERVICES & SUPPLIES — 2.3%
Clean Harbors, Inc. (a)	5,891	324,064
Copart, Inc. (a)	11,723	345,828
Corrections Corp. of America	11,100	393,717
Deluxe Corp.	2,400	77,376
Herman Miller, Inc.	2,900	62,118
Mine Safety Appliances Co.	1,652	70,557
Rollins, Inc.	4,048	89,218
Waste Connections, Inc. (b)	6,914	233,624

		1,596,502

COMMUNICATIONS EQUIPMENT — 1.2%
Ciena Corp. (a)(b)	11,147	175,008
InterDigital, Inc. (b)	4,499	184,909
Plantronics, Inc.	2,863	105,559
Riverbed Technology, Inc. (a)	18,105	357,030

		822,506

COMPUTERS & PERIPHERALS — 0.4%
NCR Corp. (a)	11,700	298,116

CONSTRUCTION & ENGINEERING — 0.5%
The Shaw Group, Inc. (a)	7,400	344,914

CONSTRUCTION MATERIALS — 0.3%
Martin Marietta Materials, Inc. (b)	2,464	232,306

CONTAINERS & PACKAGING — 0.8%
Packaging Corp. of America	10,868	418,092
Silgan Holdings, Inc.	2,612	108,633

		526,725

DISTRIBUTORS — 1.0%
LKQ Corp. (a)	32,992	696,131

DIVERSIFIED CONSUMER SERVICES — 0.7%
Service Corp. International	23,600	325,916
Sotheby’s (b)	5,006	168,302

		494,218

DIVERSIFIED FINANCIAL SERVICES — 0.6%
CBOE Holdings, Inc.	5,852	172,400
MSCI, Inc. (Class A) (a)	8,136	252,135

		424,535

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
tw telecom, Inc. (a)	16,804	427,998

ELECTRIC UTILITIES — 0.1%
PNM Resources, Inc.	4,600	94,346

ELECTRICAL EQUIPMENT — 2.5%
Acuity Brands, Inc. (b)	2,941	199,194
AMETEK, Inc.	26,974	1,013,413
Hubbell, Inc. (Class B)	3,434	290,620
Regal-Beloit Corp.	2,588	182,376

		1,685,603

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Itron, Inc. (a)	4,300	191,565
Mettler-Toledo International, Inc. (a)	3,382	653,741
National Instruments Corp.	10,478	270,437
Trimble Navigation, Ltd. (a)	14,030	838,713

		1,954,456

ENERGY EQUIPMENT & SERVICES — 1.8%
CARBO Ceramics, Inc.	1,094	85,704
Dresser-Rand Group, Inc. (a)(b)	3,809	213,837
Dril-Quip, Inc. (a)	2,032	148,438
Oceaneering International, Inc.	6,975	375,185
Oil States International, Inc. (a)	3,495	250,032

See accompanying notes to financial statements.

140

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Patterson-UTI Energy, Inc. (b)	8,400	$156,492

		1,229,688

FOOD & STAPLES RETAILING — 0.2%
SUPERVALU, Inc. (b)	10,700	26,429
United Natural Foods, Inc. (a)	2,700	144,693

		171,122

FOOD PRODUCTS — 2.2%
Flowers Foods, Inc.	6,224	144,832
Green Mountain Coffee Roasters, Inc. (a)(b)	8,887	367,566
Ingredion, Inc.	8,544	550,490
Lancaster Colony Corp.	1,046	72,373
Ralcorp Holdings, Inc. (a)	3,797	340,401
Tootsie Roll Industries, Inc. (b)	1,140	29,549

		1,505,211

HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Hologic, Inc. (a)	15,667	313,810
IDEXX Laboratories, Inc. (a)(b)	6,066	562,925
Masimo Corp. (b)	3,202	67,274
ResMed, Inc. (b)	15,986	664,538
The Cooper Cos., Inc.	5,367	496,340
Thoratec Corp. (a)(b)	6,592	247,332

		2,352,219

HEALTH CARE PROVIDERS & SERVICES — 1.4%
Henry Schein, Inc. (a)	5,779	464,978
HMS Holdings Corp. (a)	9,795	253,887
MEDNAX, Inc. (a)	2,825	224,644

		943,509

HOTELS, RESTAURANTS & LEISURE — 1.8%
Bally Technologies, Inc. (a)	4,503	201,329
Bob Evans Farms, Inc.	3,100	124,620
Brinker International, Inc.	5,600	173,544
Life Time Fitness, Inc. (a)(b)	2,127	104,670
Panera Bread Co. (Class A) (a)	3,158	501,585
The Cheesecake Factory, Inc. (b)	3,149	103,035

		1,208,783

HOUSEHOLD DURABLES — 3.3%
Jarden Corp. (a)	8,163	422,027
KB Home	8,500	134,300
M.D.C. Holdings, Inc.	4,300	158,068
Mohawk Industries, Inc. (a)	4,100	370,927
NVR, Inc. (a)	320	294,400
Tempur-Pedic International, Inc. (a)(b)	3,889	122,465
Toll Brothers, Inc. (a)	16,600	536,678
Tupperware Brands Corp.	3,688	236,401

		2,275,266

HOUSEHOLD PRODUCTS — 0.7%
Church & Dwight Co., Inc.	8,867	475,005

INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	4,075	239,447

INSURANCE — 2.0%
Alleghany Corp. (a)	990	332,066
Arthur J. Gallagher & Co.	7,212	249,896
Brown & Brown, Inc.	7,241	184,356
Fidelity National Financial, Inc. (Class A)	12,900	303,795
First American Financial Corp.	11,800	284,262

		1,354,375

INTERNET & CATALOG RETAIL — 0.3%
HSN, Inc.	3,995	220,045

INTERNET SOFTWARE & SERVICES — 3.4%
AOL, Inc. (a)	4,000	118,440
Equinix, Inc. (a)	5,385	1,110,387
Rackspace Hosting, Inc. (a)	12,220	907,580
ValueClick, Inc. (a)(b)	7,820	151,786

		2,288,193

IT SERVICES — 4.7%
Acxiom Corp. (a)	5,200	90,792
Alliance Data Systems Corp. (a)(b)	5,540	801,970
Broadridge Financial Solutions, Inc.	6,105	139,682
CoreLogic, Inc. (a)	10,800	290,736
Gartner, Inc. (a)	10,507	483,532
Global Payments, Inc.	4,563	206,704
Jack Henry & Associates, Inc.	6,029	236,699
Lender Processing Services, Inc.	4,736	116,600
NeuStar, Inc. (Class A) (a)	7,305	306,299
VeriFone Systems, Inc. (a)(b)	5,808	172,382
WEX, Inc. (a)	4,302	324,242

		3,169,638

LEISURE EQUIPMENT & PRODUCTS — 0.9%
Polaris Industries, Inc.	7,164	602,851

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Charles River Laboratories International, Inc. (a)	5,392	202,038
Covance, Inc. (a)	3,616	208,896
Techne Corp.	1,985	135,655

		546,589

MACHINERY — 5.3%
CLARCOR, Inc.	2,403	114,815
Donaldson Co., Inc.	9,164	300,946
Graco, Inc.	6,679	343,902
IDEX Corp.	6,144	285,880
ITT Corp.	4,900	114,954
Lincoln Electric Holdings, Inc.	9,240	449,803
Nordson Corp.	6,213	392,165
Terex Corp. (a)	12,300	345,753
Timken Co.	8,800	420,904
Valmont Industries, Inc.	2,604	355,576
Wabtec Corp.	5,371	470,177

		3,594,875

MARINE — 0.3%
Kirby Corp. (a)(b)	3,403	210,612

MEDIA — 1.2%
AMC Networks, Inc. (Class A) (a)	6,355	314,572
Cinemark Holdings, Inc.	11,316	293,990
Lamar Advertising Co. (Class A) (a)(b)	6,116	236,995

		845,557

METALS & MINING — 1.5%
Carpenter Technology Corp.	3,416	176,368

See accompanying notes to financial statements.

141

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Compass Minerals International, Inc. (b)	1,662	$124,168
Royal Gold, Inc.	7,236	588,359
Worthington Industries, Inc.	5,800	150,742

		1,039,637

OFFICE ELECTRONICS — 0.2%
Zebra Technologies Corp. (Class A) (a)	3,271	128,485

OIL, GAS & CONSUMABLE FUELS — 3.3%
Cimarex Energy Co.	4,102	236,808
Forest Oil Corp. (a)	6,600	44,154
Hollyfrontier Corp.	22,500	1,047,375
Northern Oil and Gas, Inc. (a)	6,553	110,221
Plains Exploration & Production Co. (a)	8,405	394,531
Quicksilver Resources, Inc. (a)(b)	6,200	17,732
Rosetta Resources, Inc. (a)	3,350	151,956
SM Energy Co.	4,222	220,431

		2,223,208

PAPER & FOREST PRODUCTS — 0.4%
Louisiana-Pacific Corp. (a)	15,300	295,596

PHARMACEUTICALS — 0.3%
Endo Pharmaceuticals Holdings, Inc. (a)	6,671	175,247

PROFESSIONAL SERVICES — 0.1%
The Corporate Executive Board Co.	2,089	99,144

REAL ESTATE INVESTMENT TRUSTS — 7.5%
American Campus Communities, Inc.	5,609	258,743
BRE Properties, Inc.	3,488	177,295
Camden Property Trust	4,674	318,813
Corporate Office Properties Trust	3,700	92,426
Duke Realty Corp.	13,700	190,019
Equity One, Inc.	3,000	63,030
Essex Property Trust, Inc.	1,989	291,687
Federal Realty Investment Trust	4,112	427,730
Highwoods Properties, Inc.	5,200	173,940
Home Properties, Inc.	2,561	157,015
National Retail Properties, Inc.	5,909	184,361
OMEGA Healthcare Investors, Inc.	12,414	296,074
Potlatch Corp.	2,584	101,267
Rayonier, Inc.	8,306	430,500
Realty Income Corp. (b)	8,402	337,844
Regency Centers Corp.	5,575	262,694
Senior Housing Properties Trust	9,740	230,254
Taubman Centers, Inc.	4,057	319,367
The Macerich Co.	6,533	380,874
UDR, Inc.	11,688	277,941
Weingarten Realty Investors	6,100	163,297

		5,135,171

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Jones Lang LaSalle, Inc.	4,900	411,306

ROAD & RAIL — 2.4%
Genesee & Wyoming, Inc. (Class A) (a)	2,964	225,501
J.B. Hunt Transport Services, Inc.	10,173	607,430
Kansas City Southern	7,435	620,674
Landstar System, Inc.	3,192	167,452

		1,621,057

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Atmel Corp. (a)	48,698	318,972
Cree, Inc. (a)(b)	12,853	436,745
Cypress Semiconductor Corp. (a)(b)	6,844	74,189
Integrated Device Technology, Inc. (a)	8,500	62,050
RF Micro Devices, Inc. (a)	13,900	62,272
Semtech Corp. (a)(b)	7,463	216,054
Silicon Laboratories, Inc. (a)	2,210	92,400
Skyworks Solutions, Inc. (a)	21,566	437,790

		1,700,472

SOFTWARE — 5.3%
ACI Worldwide, Inc. (a)	4,372	191,013
Advent Software, Inc. (a)(b)	1,737	37,137
Ansys, Inc. (a)	6,588	443,636
Cadence Design Systems, Inc. (a)(b)	31,019	419,067
Concur Technologies, Inc. (a)(b)	5,021	339,018
Factset Research Systems, Inc. (b)	2,590	228,075
Fair Isaac Corp.	3,876	162,908
Mentor Graphics Corp. (a)	10,500	178,710
MICROS Systems, Inc. (a)	4,319	183,298
Parametric Technology Corp. (a)	6,222	140,057
Solarwinds, Inc. (a)	6,877	360,699
Solera Holdings, Inc.	4,776	255,373
Synopsys, Inc. (a)	8,603	273,919
TIBCO Software, Inc. (a)	17,295	380,663

		3,593,573

SPECIALTY RETAIL — 6.1%
Advance Auto Parts, Inc.	4,274	309,224
American Eagle Outfitters, Inc.	20,000	410,200
ANN, Inc. (a)	5,400	182,736
Ascena Retail Group, Inc. (a)	14,011	259,063
Cabela’s, Inc. (a)(b)	5,100	212,925
Chico’s FAS, Inc.	18,500	341,510
Dick’s Sporting Goods, Inc.	10,838	493,021
Foot Locker, Inc.	16,700	536,404
Office Depot, Inc. (a)	16,800	55,104
Signet Jewelers, Ltd.	4,103	219,100
Tractor Supply Co.	7,779	687,352
Williams-Sonoma, Inc.	9,588	419,667

		4,126,306

TEXTILES, APPAREL & LUXURY GOODS — 3.4%
Carter’s, Inc. (a)(b)	5,701	317,261
Hanesbrands, Inc. (a)	10,900	390,438
PVH Corp.	7,838	870,096
The Warnaco Group, Inc. (a)	4,573	327,290
Under Armour, Inc. (Class A) (a)(b)	8,549	414,883

		2,319,968

THRIFTS & MORTGAGE FINANCE — 0.3%
Washington Federal, Inc.	11,800	199,066

TRADING COMPANIES & DISTRIBUTORS — 1.3%
MSC Industrial Direct Co., Inc. (Class A)	5,157	388,735
United Rentals, Inc. (a)(b)	7,095	322,964
Watsco, Inc. (b)	1,993	149,276

		860,975

See accompanying notes to financial statements.

142

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

WATER UTILITIES — 0.3%
Aqua America, Inc. (b)	8,513	$216,400

TOTAL COMMON STOCKS —
(Cost $59,432,532)		67,936,177

SHORT TERM INVESTMENTS — 7.0%
MONEY MARKET FUNDS — 7.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	4,347,524	4,347,524
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	446,831	446,831

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,794,355)		4,794,355

TOTAL INVESTMENTS — 106.8% (f)
(Cost $64,226,887)		72,730,532
OTHER ASSETS & LIABILITIES — (6.8)%		(4,638,572)

NET ASSETS — 100.0%		$68,091,960

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

143

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AEROSPACE & DEFENSE — 1.6%
Alliant Techsystems, Inc.	1,359	$84,204
Esterline Technologies Corp. (a)	1,298	82,566
Exelis, Inc. (b)	7,669	86,429
Huntington Ingalls Industries, Inc.	2,035	88,197
Triumph Group, Inc.	800	52,240

		393,636

AIR FREIGHT & LOGISTICS — 0.2%
UTI Worldwide, Inc.	4,247	56,910

AIRLINES — 0.2%
JetBlue Airways Corp. (a)(b)	9,409	53,725

CAPITAL MARKETS — 1.5%
Apollo Investment Corp. (b)	8,352	69,823
Federated Investors, Inc. (Class B)	3,800	76,874
Greenhill & Co., Inc.	489	25,423
Janus Capital Group, Inc. (b)	7,708	65,672
Raymond James Financial, Inc.	1,898	73,130
SEI Investments Co.	2,374	55,409

		366,331

CHEMICALS — 3.2%
Albemarle Corp.	1,470	91,316
Ashland, Inc.	1,447	116,353
Cabot Corp. (b)	2,443	97,207
Cytec Industries, Inc.	735	50,590
Intrepid Potash, Inc. (b)	2,200	46,838
Minerals Technologies, Inc. (b)	1,478	59,002
Olin Corp. (b)	3,292	71,074
RPM International, Inc.	2,738	80,388
Sensient Technologies Corp.	2,089	74,285
The Scotts Miracle-Gro Co. (Class A)	1,617	71,229

		758,282

COMMERCIAL BANKS — 5.5%
Associated Banc-Corp.	7,048	92,470
BancorpSouth, Inc.	3,420	49,727
Bank of Hawaii Corp. (b)	1,834	80,788
Commerce Bancshares, Inc. (b)	3,166	111,000
Cullen/Frost Bankers, Inc. (b)	2,506	136,001
East West Bancorp, Inc.	5,840	125,501
First Niagara Financial Group, Inc. (b)	14,469	114,739
FirstMerit Corp.	4,501	63,869
Fulton Financial Corp. (b)	3,635	34,932
Hancock Holding Co. (b)	3,479	110,423
International Bancshares Corp.	2,246	40,540
Prosperity Bancshares, Inc. (b)	1,781	74,802
TCF Financial Corp. (b)	6,691	81,296
Trustmark Corp. (b)	2,654	59,609
Valley National Bancorp (b)	8,106	75,386
Webster Financial Corp.	1,502	30,866
Westamerica Bancorporation (b)	1,127	47,999

		1,329,948

COMMERCIAL SERVICES & SUPPLIES — 1.6%
Deluxe Corp.	1,176	37,914
Herman Miller, Inc. (b)	1,396	29,902
HNI Corp. (b)	1,869	56,182
Mine Safety Appliances Co.	670	28,616
R.R. Donnelley & Sons Co. (b)	7,400	66,600
Rollins, Inc.	1,252	27,594
The Brink’s Co.	1,958	55,862
Waste Connections, Inc. (b)	2,477	83,698

		386,368

COMMUNICATIONS EQUIPMENT — 0.8%
ADTRAN, Inc.	2,600	50,804
Plantronics, Inc. (b)	745	27,468
Polycom, Inc. (a)	7,195	75,260
Tellabs, Inc. (b)	14,152	32,266

		185,798

COMPUTERS & PERIPHERALS — 1.0%
Diebold, Inc.	2,601	79,616
Lexmark International, Inc. (Class A) (b)	2,647	61,384
NCR Corp. (a)	2,235	56,948
QLogic Corp. (a)(b)	3,871	37,665

		235,613

CONSTRUCTION & ENGINEERING — 1.9%
Aecom Technology Corp. (a)	4,443	105,743
Granite Construction, Inc. (b)	1,457	48,984
KBR, Inc.	6,069	181,585
URS Corp. (b)	3,161	124,101

		460,413

CONSTRUCTION MATERIALS — 0.4%
Martin Marietta Materials, Inc. (b)	963	90,792

CONTAINERS & PACKAGING — 2.3%
AptarGroup, Inc.	2,700	128,844
Greif, Inc. (Class A)	1,239	55,136
Rock-Tenn Co. (Class A)	2,900	202,739
Silgan Holdings, Inc.	1,083	45,042
Sonoco Products Co.	4,136	122,963

		554,724

DIVERSIFIED CONSUMER SERVICES — 0.8%
DeVry, Inc. (b)	2,400	56,952
Matthews International Corp. (Class A) (b)	1,163	37,332
Regis Corp. (b)	2,367	40,050
Sotheby’s (b)	908	30,527
Strayer Education, Inc.	500	28,085

		192,946

DIVERSIFIED FINANCIAL SERVICES — 0.4%
CBOE Holdings, Inc.	1,442	42,481
MSCI, Inc. (Class A) (a)	2,000	61,980

		104,461

ELECTRIC UTILITIES — 4.2%
Cleco Corp.	2,514	100,585
Great Plains Energy, Inc.	6,310	128,156
Hawaiian Electric Industries, Inc.	3,988	100,258
IDACORP, Inc.	2,058	89,214
NV Energy, Inc.	9,713	176,194
OGE Energy Corp.	4,039	227,436
PNM Resources, Inc.	1,562	32,037

See accompanying notes to financial statements.

144

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Westar Energy, Inc. (b)	5,203	$148,910

		1,002,790

ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc. (b)	669	45,311
General Cable Corp. (a)(b)	2,036	61,915
Hubbell, Inc. (Class B)	919	77,775
Regal-Beloit Corp.	863	60,816

		245,817

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Arrow Electronics, Inc. (a)	4,374	166,562
Avnet, Inc. (a)	5,619	171,997
Ingram Micro, Inc. (Class A) (a)	6,164	104,295
Tech Data Corp. (a)	1,554	70,754
Vishay Intertechnology, Inc. (a)(b)	5,421	57,625

		571,233

ENERGY EQUIPMENT & SERVICES — 3.8%
Atwood Oceanics, Inc. (a)(b)	2,320	106,233
CARBO Ceramics, Inc.	400	31,336
Dresser-Rand Group, Inc. (a)	1,700	95,438
Dril-Quip, Inc. (a)	750	54,787
Helix Energy Solutions Group, Inc. (a)(b)	3,998	82,519
Oceaneering International, Inc.	1,900	102,201
Oil States International, Inc. (a)	950	67,963
Patterson-UTI Energy, Inc. (b)	3,033	56,505
Superior Energy Services, Inc. (a)	6,470	134,058
Tidewater, Inc. (b)	2,046	91,415
Unit Corp. (a)	1,772	79,829

		902,284

FOOD & STAPLES RETAILING — 0.6%
Harris Teeter Supermarkets, Inc.	2,029	78,238
SUPERVALU, Inc. (b)	4,884	12,064
United Natural Foods, Inc. (a)	1,000	53,590

		143,892

FOOD PRODUCTS — 2.3%
Flowers Foods, Inc. (b)	2,408	56,034
Green Mountain Coffee Roasters, Inc. (a)(b)	1,800	74,448
Hillshire Brands Co.	5,080	142,951
Lancaster Colony Corp.	400	27,676
Post Holdings, Inc. (a)	1,337	45,792
Ralcorp Holdings, Inc. (a)(b)	844	75,665
Smithfield Foods, Inc. (a)(b)	5,127	110,589
Tootsie Roll Industries, Inc. (b)	417	10,809

		543,964

GAS UTILITIES — 2.9%
Atmos Energy Corp.	3,714	130,436
National Fuel Gas Co. (b)	3,435	174,120
Questar Corp. (b)	7,254	143,339
UGI Corp.	4,631	151,480
WGL Holdings, Inc. (b)	2,169	85,003

		684,378

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Hill-Rom Holdings, Inc.	2,500	71,250
Hologic, Inc. (a)(b)	5,173	103,615
Masimo Corp. (b)	920	19,329
STERIS Corp. (b)	2,378	82,588
Teleflex, Inc. (b)	1,691	120,586

		397,368

HEALTH CARE PROVIDERS & SERVICES — 4.8%
Community Health Systems, Inc.	3,741	114,998
Health Management Associates, Inc. (Class A) (a)	10,538	98,214
Health Net, Inc. (a)	3,343	81,235
Henry Schein, Inc. (a)	1,500	120,690
LifePoint Hospitals, Inc. (a)(b)	2,009	75,840
MEDNAX, Inc. (a)(b)	1,000	79,520
Omnicare, Inc. (b)	4,586	165,555
Owens & Minor, Inc. (b)	2,609	74,383
Universal Health Services, Inc. (Class B)	3,598	173,963
VCA Antech, Inc. (a)(b)	3,596	75,696
WellCare Health Plans, Inc. (a)	1,770	86,181

		1,146,275

HEALTH CARE TECHNOLOGY — 0.3%
Allscripts Healthcare Solutions, Inc. (a)	7,100	66,882

HOTELS, RESTAURANTS & LEISURE — 1.0%
Brinker International, Inc.	938	29,069
International Speedway Corp. (Class A)	1,052	29,056
Life Time Fitness, Inc. (a)	900	44,289
Scientific Games Corp. (Class A) (a)	2,214	19,195
The Cheesecake Factory, Inc. (b)	861	28,172
The Wendy’s Co. (b)	11,577	54,412
WMS Industries, Inc. (a)(b)	2,250	39,375

		243,568

HOUSEHOLD DURABLES — 1.0%
Mohawk Industries, Inc. (a)	862	77,985
NVR, Inc. (a)(b)	69	63,480
Tempur-Pedic International, Inc. (a)(b)	1,000	31,490
Tupperware Brands Corp.	900	57,690

		230,645

HOUSEHOLD PRODUCTS — 1.4%
Church & Dwight Co., Inc. (b)	2,500	133,925
Energizer Holdings, Inc. (b)	2,563	204,989

		338,914

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	1,116	65,576

INSURANCE — 7.3%
Alleghany Corp. (a)(b)	334	112,030
American Financial Group, Inc.	3,144	124,251
Arthur J. Gallagher & Co.	2,433	84,304
Aspen Insurance Holdings, Ltd.	2,929	93,962
Brown & Brown, Inc.	2,202	56,063
Everest Re Group, Ltd.	2,132	234,414
Fidelity National Financial, Inc. (Class A)	3,964	93,352
HCC Insurance Holdings, Inc.	4,152	154,496
Kemper Corp. (b)	2,237	65,992
Mercury General Corp. (b)	1,488	59,059
Old Republic International Corp. (b)	9,908	105,520
Protective Life Corp. (b)	3,288	93,971

See accompanying notes to financial statements.

145

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Reinsurance Group of America, Inc.	3,027	$162,005
StanCorp Financial Group, Inc. (b)	1,811	66,409
The Hanover Insurance Group, Inc.	1,841	71,320
W.R. Berkley Corp. (b)	4,566	172,321

		1,749,469

INTERNET SOFTWARE & SERVICES — 0.4%
AOL, Inc. (a)(b)	1,945	57,592
Monster Worldwide, Inc. (a)(b)	4,921	27,656

		85,248

IT SERVICES — 2.0%
Acxiom Corp. (a)	1,106	19,311
Broadridge Financial Solutions, Inc.	2,665	60,975
Convergys Corp. (b)	4,607	75,601
DST Systems, Inc.	1,259	76,295
Global Payments, Inc.	1,560	70,668
Jack Henry & Associates, Inc.	1,300	51,038
Lender Processing Services, Inc.	1,712	42,150
ManTech International Corp. (Class A) (b)	946	24,539
VeriFone Systems, Inc. (a)(b)	2,300	68,264

		488,841

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Bio-Rad Laboratories, Inc. (Class A) (a)	830	87,191
Covance, Inc. (a)	900	51,993
Techne Corp.	670	45,788

		184,972

MACHINERY — 5.5%
AGCO Corp. (a)	4,009	196,922
CLARCOR, Inc. (b)	1,165	55,663
Crane Co.	1,971	91,218
Donaldson Co., Inc.	2,200	72,248
Gardner Denver, Inc.	2,000	137,000
Harsco Corp.	3,310	77,785
IDEX Corp. (b)	1,094	50,904
ITT Corp. (b)	2,000	46,920
Kennametal, Inc. (b)	3,287	131,480
Oshkosh Corp. (a)	3,765	111,632
SPX Corp.	2,065	144,860
Trinity Industries, Inc. (b)	3,246	116,272
Woodward, Inc. (b)	2,500	95,325

		1,328,229

MARINE — 0.4%
Kirby Corp. (a)(b)	1,038	64,242
Matson, Inc.	1,741	43,037

		107,279

MEDIA — 1.2%
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	2,929	48,533
John Wiley & Sons, Inc. (Class A) (b)	1,947	75,797
Meredith Corp. (b)	1,491	51,365
Scholastic Corp. (b)	1,071	31,659
The New York Times Co. (Class A) (a)	4,999	42,641
Valassis Communications, Inc. (b)	1,642	42,331

		292,326

METALS & MINING — 2.0%
Carpenter Technology Corp.	547	28,242
Commercial Metals Co. (b)	4,785	71,105
Compass Minerals International, Inc. (b)	760	56,780
Reliance Steel & Aluminum Co.	3,100	192,510
Steel Dynamics, Inc. (b)	9,017	123,803

		472,440

MULTI-UTILITIES — 2.2%
Alliant Energy Corp.	4,567	200,537
Black Hills Corp.	1,813	65,885
MDU Resources Group, Inc.	7,761	164,844
Vectren Corp. (b)	3,371	99,107

		530,373

MULTILINE RETAIL — 0.2%
Saks, Inc. (a)(b)	4,206	44,205

OFFICE ELECTRONICS — 0.2%
Zebra Technologies Corp. (Class A) (a)	900	35,352

OIL, GAS & CONSUMABLE FUELS — 3.3%
Alpha Natural Resources, Inc. (a)(b)	9,107	88,702
Arch Coal, Inc.	8,770	64,196
Bill Barrett Corp. (a)(b)	2,000	35,580
Cimarex Energy Co.	2,000	115,460
Energen Corp.	2,982	134,458
Forest Oil Corp. (a)(b)	2,408	16,110
Plains Exploration & Production Co. (a)	2,150	100,921
Quicksilver Resources, Inc. (a)(b)	2,570	7,350
Rosetta Resources, Inc. (a)	900	40,824
SM Energy Co.	1,150	60,042
World Fuel Services Corp. (b)	2,959	121,822

		785,465

PAPER & FOREST PRODUCTS — 0.5%
Domtar Corp.	1,450	121,104

PHARMACEUTICALS — 0.2%
Endo Pharmaceuticals Holdings, Inc. (a)	2,200	57,794

PROFESSIONAL SERVICES — 1.5%
FTI Consulting, Inc. (a)	1,700	56,100
Manpower, Inc. (b)	3,255	138,142
The Corporate Executive Board Co. (b)	602	28,571
Towers Watson & Co. (Class A) (b)	2,348	131,981

		354,794

REAL ESTATE INVESTMENT TRUSTS — 11.4%
Alexandria Real Estate Equities, Inc.	2,621	181,688
American Campus Communities, Inc. (b)	2,226	102,685
BioMed Realty Trust, Inc. (b)	6,348	122,707
BRE Properties, Inc. (b)	1,834	93,222
Camden Property Trust (b)	1,730	118,003
Corporate Office Properties Trust (b)	1,972	49,261
Duke Realty Corp. (b)	6,215	86,202
Equity One, Inc.	1,419	29,813
Essex Property Trust, Inc. (b)	770	112,920
Federal Realty Investment Trust	1,140	118,583
Highwoods Properties, Inc. (b)	1,293	43,251
Home Properties, Inc.	1,160	71,120
Hospitality Properties Trust	5,077	118,903
Liberty Property Trust	4,896	175,130
Mack-Cali Realty Corp.	3,426	89,453

See accompanying notes to financial statements.

146

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

National Retail Properties, Inc.	2,415	$75,348
Potlatch Corp.	703	27,551
Rayonier, Inc. (b)	1,964	101,794
Realty Income Corp. (b)	2,338	94,011
Regency Centers Corp.	1,660	78,219
Senior Housing Properties Trust (b)	3,589	84,844
SL Green Realty Corp.	3,716	284,831
Taubman Centers, Inc.	1,040	81,869
The Macerich Co. (b)	3,233	188,484
UDR, Inc.	6,028	143,346
Weingarten Realty Investors (b)	2,390	63,980

		2,737,218

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Alexander & Baldwin, Inc. (a)	1,723	50,605

ROAD & RAIL — 1.4%
Con-way, Inc. (b)	2,298	63,930
Genesee & Wyoming, Inc. (Class A) (a)	700	53,256
Kansas City Southern (b)	1,785	149,012
Landstar System, Inc.	712	37,352
Werner Enterprises, Inc. (b)	1,821	39,461

		343,011

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Cypress Semiconductor Corp. (a)	2,862	31,024
Fairchild Semiconductor International, Inc. (a)(b)	5,186	74,678
Integrated Device Technology, Inc. (a)	2,815	20,550
International Rectifier Corp. (a)(b)	2,844	50,424
Intersil Corp. (Class A)	5,232	43,373
MEMC Electronic Materials, Inc. (a)(b)	9,475	30,415
RF Micro Devices, Inc. (a)(b)	6,368	28,529
Silicon Laboratories, Inc. (a)	700	29,267

		308,260

SOFTWARE — 3.1%
Advent Software, Inc. (a)	700	14,966
Ansys, Inc. (a)	1,400	94,276
Compuware Corp. (a)	8,861	96,319
Factset Research Systems, Inc. (b)	700	61,642
Informatica Corp. (a)	4,400	133,408
MICROS Systems, Inc. (a)(b)	1,700	72,148
Parametric Technology Corp. (a)	2,572	57,896
Rovi Corp. (a)	4,300	66,349
Solera Holdings, Inc. (b)	1,050	56,143
Synopsys, Inc. (a)	2,902	92,400

		745,547

SPECIALTY RETAIL — 2.1%
Aaron’s, Inc.	2,859	80,852
Advance Auto Parts, Inc.	1,450	104,907
Aeropostale, Inc. (a)(b)	3,266	42,491
Barnes & Noble, Inc. (a)(b)	1,573	23,737
Guess?, Inc. (b)	2,520	61,841
Office Depot, Inc. (a)(b)	5,521	18,109
Rent-A-Center, Inc. (b)	2,426	83,357
Signet Jewelers, Ltd. (b)	1,764	94,198

		509,492

TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Deckers Outdoor Corp. (a)	1,450	58,392

THRIFTS & MORTGAGE FINANCE — 1.1%
Astoria Financial Corp. (b)	3,350	31,356
New York Community Bancorp, Inc. (b)	18,081	236,861

		268,217

TOBACCO — 0.2%
Universal Corp. (b)	954	47,614

TRADING COMPANIES & DISTRIBUTORS — 0.7%
GATX Corp.	1,903	82,400
United Rentals, Inc. (a)(b)	1,224	55,716
Watsco, Inc.	500	37,450

		175,566

WATER UTILITIES — 0.3%
Aqua America, Inc. (b)	2,641	67,134

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Telephone & Data Systems, Inc.	4,150	91,881

TOTAL COMMON STOCKS —
(Cost $23,056,081)		23,794,361

SHORT TERM INVESTMENTS — 18.5%
MONEY MARKET FUNDS — 18.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	4,003,347	4,003,347
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	441,912	441,912

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,445,259)		4,445,259

TOTAL INVESTMENTS — 117.7% (f)
(Cost $27,501,340)		28,239,620
OTHER ASSETS & LIABILITIES — (17.7)%		(4,242,884)

NET ASSETS — 100.0%		$23,996,736

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

147

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.0%
AAR Corp.	17,729	$331,178
Aerovironment, Inc. (a)	8,455	183,812
American Science & Engineering, Inc.	3,644	237,625
Cubic Corp.	7,118	341,450
Curtiss-Wright Corp.	20,855	684,670
Engility Holdings, Inc. (a)(b)	7,173	138,152
GenCorp, Inc. (a)(b)	26,827	245,467
Moog, Inc. (Class A) (a)	20,118	825,441
National Presto Industries, Inc. (b)	2,134	147,459
Orbital Sciences Corp. (a)	26,254	361,518
Teledyne Technologies, Inc. (a)	16,352	1,064,025

		4,560,797

AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp.	12,865	450,404
HUB Group, Inc. (Class A) (a)	15,780	530,208

		980,612

AIRLINES — 0.3%
Allegiant Travel Co. (b)	6,777	497,499
SkyWest, Inc. (b)	22,584	281,397

		778,896

AUTO COMPONENTS — 0.3%
Drew Industries, Inc.	8,378	270,191
Spartan Motors, Inc.	13,586	66,979
Standard Motor Products, Inc.	8,636	191,892
Superior Industries International, Inc.	10,283	209,773

		738,835

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (a)(b)	12,580	215,495

BEVERAGES — 0.2%
Boston Beer Co., Inc. (Class A) (a)(b)	3,742	503,112

BIOTECHNOLOGY — 1.0%
Acorda Therapeutics, Inc. (a)	17,872	444,298
ArQule, Inc. (a)	25,674	71,630
Cubist Pharmaceuticals, Inc. (a)	28,458	1,196,944
Emergent Biosolutions, Inc. (a)	11,272	180,803
Momenta Pharmaceuticals, Inc. (a)(b)	20,312	239,275
Spectrum Pharmaceuticals, Inc. (b)	23,213	259,754

		2,392,704

BUILDING PRODUCTS — 1.5%
A.O. Smith Corp.	17,203	1,084,993
AAON, Inc. (b)	8,322	173,680
Apogee Enterprises, Inc.	12,478	299,098
Gibraltar Industries, Inc. (a)	12,877	205,002
Griffon Corp.	20,427	234,093
NCI Building Systems, Inc. (a)	8,374	116,398
Quanex Building Products Corp. (b)	16,319	333,071
Simpson Manufacturing Co., Inc.	17,792	583,400
Universal Forest Products, Inc.	8,695	330,758

		3,360,493

CAPITAL MARKETS — 1.4%
Calamos Asset Management, Inc. (Class A)	9,040	95,553
Financial Engines, Inc. (a)(b)	18,124	502,941
HFF, Inc. (Class A) (b)	14,464	215,514
Investment Technology Group, Inc. (a)	16,727	150,543
Piper Jaffray Co., Inc. (a)	7,293	234,324
Prospect Capital Corp.	81,433	885,177
Stifel Financial Corp. (a)	22,156	708,327
SWS Group, Inc. (a)	12,926	68,379
Virtus Investment Partners, Inc. (a)	2,543	307,550

		3,168,308

CHEMICALS — 2.7%
A. Schulman, Inc.	13,095	378,838
American Vanguard Corp.	10,546	327,664
Balchem Corp.	12,987	472,727
Calgon Carbon Corp. (a)(b)	25,219	357,605
H.B. Fuller Co.	22,166	771,820
Hawkins, Inc. (b)	4,052	156,569
Innophos Holdings, Inc.	9,621	447,377
Koppers Holdings, Inc.	9,155	349,263
Kraton Performance Polymers, Inc. (a)	14,425	346,633
LSB Industries, Inc. (a)	8,305	294,163
OM Group, Inc. (a)	14,330	318,126
PolyOne Corp.	39,424	805,038
Quaker Chemical Corp.	5,745	309,426
Stepan Co.	7,368	409,219
Tredegar Corp.	10,743	219,372
Zep, Inc.	9,767	141,036

		6,104,876

COMMERCIAL BANKS — 6.1%
Bank of the Ozarks, Inc. (b)	13,144	439,930
Banner Corp.	7,654	235,207
BBCN Bancorp, Inc.	34,691	401,375
Boston Private Financial Holdings, Inc.	34,750	313,097
City Holding Co. (b)	6,616	230,568
Columbia Banking System, Inc.	17,541	314,686
Community Bank System, Inc. (b)	17,440	477,158
CVB Financial Corp.	39,239	408,086
F.N.B. Corp. (b)	61,980	658,228
First BanCorp- Puerto Rico (a)(b)	31,261	143,175
First Commonwealth Financial Corp. (b)	45,419	309,758
First Financial Bancorp	25,880	378,366
First Financial Bankshares, Inc. (b)	13,341	520,432
First Midwest Bancorp, Inc.	33,262	416,440
Glacier Bancorp, Inc. (b)	31,994	470,632
Hanmi Financial Corp. (a)	13,908	189,010
Home Bancshares, Inc.	10,176	336,011
Independent Bank Corp.-Massachusetts (b)	10,059	291,208
National Penn Bancshares, Inc.	53,763	501,071
NBT Bancorp, Inc.	15,051	305,084
Old National Bancorp	44,865	532,548
PacWest Bancorp	14,375	356,212
Pinnacle Financial Partners, Inc. (a)	14,479	272,784
PrivateBancorp, Inc.	27,727	424,778
S&T Bancorp, Inc.	12,849	232,181
Simmons First National Corp. (b)	7,367	186,827
Sterling Bancorp	13,762	125,372
Susquehanna Bancshares, Inc.	83,082	870,699
Texas Capital Bancshares, Inc. (a)	17,872	801,023

See accompanying notes to financial statements.

148

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Tompkins Financial Corp.	5,134	$203,512
UMB Financial Corp. (b)	14,434	632,787
Umpqua Holdings Corp.	49,728	586,293
United Bankshares, Inc. (b)	20,325	494,304
United Community Banks, Inc. (a)	20,527	193,364
Wilshire Bancorp, Inc. (a)	27,638	162,235
Wintrust Financial Corp. (b)	16,120	591,604

		14,006,045

COMMERCIAL SERVICES & SUPPLIES — 2.4%
ABM Industries, Inc.	22,516	449,194
Consolidated Graphics, Inc. (a)	3,596	125,572
G & K Services, Inc. (Class A)	8,429	287,850
Healthcare Services Group, Inc.	30,032	697,643
Interface, Inc.	25,391	408,287
Mobile Mini, Inc. (a)(b)	16,876	351,527
Sykes Enterprises, Inc. (a)	17,265	262,773
Tetra Tech, Inc. (a)	28,426	751,868
The Geo Group, Inc.	32,538	917,572
UniFirst Corp.	6,662	488,458
United Stationers, Inc.	17,861	553,513
Viad Corp.	8,968	243,571

		5,537,828

COMMUNICATIONS EQUIPMENT — 1.7%
Arris Group, Inc. (a)	50,443	753,618
Bel Fuse, Inc. (Class B)	4,541	88,777
Black Box Corp.	7,356	179,045
Comtech Telecommunications Corp.	7,732	196,238
Digi International, Inc. (a)	11,335	107,343
Harmonic, Inc. (a)	51,249	259,832
Ixia (a)	23,470	398,521
Netgear, Inc. (a)	16,870	665,015
Oplink Communications, Inc. (a)	8,458	131,776
PC-Tel, Inc.	7,916	56,995
Procera Networks, Inc. (a)	8,600	159,530
Symmetricom, Inc. (a)	17,980	103,745
ViaSat, Inc. (a)(b)	17,696	688,374

		3,788,809

COMPUTERS & PERIPHERALS — 1.1%
3D Systems Corp. (a)(b)	21,743	1,159,989
Avid Technology, Inc. (a)	13,046	98,889
Electronics for Imaging, Inc. (a)	20,680	392,713
Intermec, Inc. (a)	24,943	245,938
Intevac, Inc. (a)	10,406	47,555
Super Micro Computer, Inc. (a)(b)	11,657	118,901
Synaptics, Inc. (a)	14,616	438,042

		2,502,027

CONSTRUCTION & ENGINEERING — 0.9%
Aegion Corp. (a)(b)	17,403	386,173
Comfort Systems USA, Inc.	16,663	202,622
Dycom Industries, Inc. (a)	14,389	284,902
EMCOR Group, Inc.	29,555	1,022,899
Orion Marine Group, Inc. (a)	11,994	87,676

		1,984,272

CONSTRUCTION MATERIALS — 0.8%
Eagle Materials, Inc.	20,652	1,208,142
Headwaters, Inc. (a)	31,616	270,633
Texas Industries, Inc. (a)(b)	9,232	470,924

		1,949,699

CONSUMER FINANCE — 1.3%
Cash America International, Inc.	12,871	510,593
Encore Capital Group, Inc. (a)	10,318	315,937
Ezcorp, Inc. (Class A) (a)	20,128	399,742
First Cash Financial Services, Inc. (a)	11,702	580,653
Portfolio Recovery Associates, Inc. (a)	7,491	800,488
World Acceptance Corp. (a)(b)	5,721	426,558

		3,033,971

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	13,790	208,919

DISTRIBUTORS — 0.4%
Pool Corp.	20,793	879,960
VOXX International Corp. (a)	8,324	56,020

		935,980

DIVERSIFIED CONSUMER SERVICES — 1.0%
American Public Education, Inc. (a)(b)	7,939	286,677
Capella Education Co. (a)	5,001	141,178
Career Education Corp. (a)	22,330	78,602
Coinstar, Inc. (a)(b)	13,427	698,338
Corinthian Colleges, Inc. (a)(b)	34,582	84,380
Hillenbrand, Inc.	27,722	626,795
ITT Educational Services, Inc. (a)	6,900	119,439
Lincoln Educational Services Corp. (b)	9,868	55,162
Universal Technical Institute, Inc.	9,554	95,922

		2,186,493

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Interactive Brokers Group, Inc. (Class A)	18,181	248,716
MarketAxess Holdings, Inc.	16,588	585,556

		834,272

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Atlantic Tele-Network, Inc.	4,156	152,567
Cbeyond, Inc. (a)	13,442	121,516
Cincinnati Bell, Inc. (a)(b)	87,337	478,607
General Communication, Inc. (Class A) (a)	14,532	139,362
Lumos Networks Corp.	6,527	65,400
Neutral Tandem, Inc.	13,874	35,656

		993,108

ELECTRIC UTILITIES — 1.2%
ALLETE, Inc.	15,386	630,518
El Paso Electric Co.	17,821	568,668
UIL Holdings Corp.	22,398	802,073
UNS Energy Corp.	18,390	780,104

		2,781,363

ELECTRICAL EQUIPMENT — 1.8%
AZZ, Inc.	11,213	430,916
Belden, Inc.	19,568	880,364
Brady Corp. (Class A)	20,405	681,527
Encore Wire Corp.	8,299	251,543
EnerSys (a)	21,338	802,949
Franklin Electric Co., Inc.	8,565	532,486

See accompanying notes to financial statements.

149

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

II-VI, Inc. (a)	24,297	$443,906
Powell Industries, Inc. (a)	4,002	166,203
Vicor Corp. (a)	8,686	47,078

		4,236,972

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.2%
Agilysys, Inc. (a)	6,127	51,283
Anixter International, Inc.	11,877	759,891
Badger Meter, Inc.	6,308	299,062
Benchmark Electronics, Inc. (a)	24,585	408,603
Checkpoint Systems, Inc. (a)	17,807	191,247
Cognex Corp.	17,744	653,334
Coherent, Inc.	10,496	531,308
CTS Corp.	14,925	158,653
Daktronics, Inc.	16,404	181,592
DTS, Inc. (a)	8,359	139,595
Electro Scientific Industries, Inc.	10,743	106,893
FARO Technologies, Inc. (a)	7,497	267,493
FEI Co.	16,941	939,548
Insight Enterprises, Inc. (a)	19,561	339,775
Littelfuse, Inc.	9,724	600,068
Measurement Specialties, Inc. (a)	6,807	233,889
Mercury Computer Systems, Inc. (a)	13,633	125,424
Methode Electronics, Inc. (Class A)	15,661	157,080
MTS Systems Corp.	6,927	352,792
Newport Corp. (a)	16,901	227,318
OSI Systems, Inc. (a)	8,279	530,187
Park Electrochemical Corp.	8,621	221,818
Plexus Corp. (a)	15,463	398,945
RadiSys Corp. (a)	10,100	30,098
Rofin-Sinar Technologies, Inc. (a)(b)	12,438	269,656
Rogers Corp. (a)	7,290	362,021
Scansource, Inc. (a)	12,182	387,022
SYNNEX Corp. (a)(b)	11,766	404,515
TTM Technologies, Inc. (a)	23,359	214,903

		9,544,013

ENERGY EQUIPMENT & SERVICES — 2.3%
Basic Energy Services, Inc. (a)	12,291	140,240
Bristow Group, Inc.	15,908	853,623
Exterran Holdings, Inc. (a)(b)	28,795	631,186
Geospace Technologies Corp. (a)	5,626	499,983
Gulf Island Fabrication, Inc.	6,433	154,585
Hornbeck Offshore Services, Inc. (a)	14,221	488,349
ION Geophysical Corp. (a)(b)	53,447	347,940
Lufkin Industries, Inc. (b)	14,892	865,672
Matrix Service Co. (a)	11,322	130,203
Pioneer Energy Services Corp. (a)	27,273	198,002
SEACOR Holdings, Inc.	8,776	735,429
Tetra Technologies, Inc. (a)	34,520	262,007

		5,307,219

FOOD & STAPLES RETAILING — 0.6%
Casey’s General Stores, Inc.	16,992	902,275
Nash Finch Co.	5,382	114,529
Spartan Stores, Inc.	9,584	147,211
The Andersons, Inc. (b)	7,668	328,957

		1,492,972

FOOD PRODUCTS — 2.4%
B&G Foods, Inc.	23,138	655,037
Cal-Maine Foods, Inc.	6,138	246,870
Calavo Growers, Inc. (b)	5,591	140,949
Darling International, Inc. (a)	52,405	840,576
Diamond Foods, Inc. (b)	9,780	133,693
Hain Celestial Group, Inc. (a)(b)	19,932	1,080,713
J&J Snack Foods Corp.	6,602	422,132
Sanderson Farms, Inc.	8,912	423,766
Seneca Foods Corp. (a)	3,494	106,218
Snyders-Lance, Inc.	21,417	516,364
TreeHouse Foods, Inc. (a)(b)	16,058	837,103

		5,403,421

GAS UTILITIES — 1.8%
New Jersey Resources Corp. (b)	18,478	732,098
Northwest Natural Gas Co.	11,874	524,831
Piedmont Natural Gas Co., Inc.	31,988	1,001,544
South Jersey Industries, Inc.	13,733	691,182
Southwest Gas Corp.	20,460	867,709
The Laclede Group, Inc. (b)	9,368	361,698

		4,179,062

HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Abaxis, Inc. (b)	9,149	339,428
ABIOMED, Inc. (a)	15,926	214,364
Align Technology, Inc. (a)(b)	31,898	885,169
Analogic Corp.	5,412	402,112
Cantel Medical Corp.	9,509	282,703
CONMED Corp.	12,503	349,459
CryoLife, Inc.	11,102	69,165
Cyberonics, Inc. (a)	10,568	555,137
Greatbatch, Inc. (a)(b)	10,395	241,580
Haemonetics Corp. (a)	22,906	935,481
HealthStream, Inc. (a)	8,688	211,205
ICU Medical, Inc. (a)(b)	5,588	340,477
Integra LifeSciences Holdings Corp. (a)	8,670	337,870
Invacare Corp.	12,925	210,678
Meridian Bioscience, Inc. (b)	18,432	373,248
Merit Medical Systems, Inc. (a)	17,608	244,751
Natus Medical, Inc. (a)	13,023	145,597
Neogen Corp. (a)	9,896	448,487
NuVasive, Inc. (a)	19,369	299,445
Palomar Medical Technologies, Inc. (a)	7,933	73,063
SurModics, Inc. (a)	5,429	121,392
Symmetry Medical, Inc. (a)	15,987	168,183
West Pharmaceutical Services, Inc. (b)	15,142	829,024

		8,078,018

HEALTH CARE PROVIDERS & SERVICES — 3.4%
Air Methods Corp. (b)	15,327	565,413
Almost Family, Inc.	3,641	73,767
Amedisys, Inc. (a)	13,702	154,421
AMN Healthcare Services, Inc. (a)	19,765	228,286
AmSurg Corp. (a)	14,029	421,010
Bio-Reference Laboratories, Inc. (a)(b)	10,769	308,963
Centene Corp. (a)	22,953	941,073
Chemed Corp. (b)	8,540	585,759

See accompanying notes to financial statements.

150

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Corvel Corp. (a)	2,703	$121,175
Cross Country Healthcare, Inc. (a)	13,839	66,427
Gentiva Health Services, Inc. (a)	12,669	127,323
Hanger, Inc. (a)	15,188	415,544
Healthways, Inc. (a)(b)	14,723	157,536
IPC The Hospitalist Co. (a)	7,324	290,836
Kindred Healthcare, Inc. (a)	23,487	254,129
Landauer, Inc.	4,201	257,143
LHC Group, Inc. (a)	6,486	138,152
Magellan Health Services, Inc. (a)	12,197	597,653
Molina Healthcare, Inc. (a)	13,293	359,709
MWI Veterinary Supply, Inc. (a)	5,298	582,780
PharMerica Corp. (a)	13,074	186,174
PSS World Medical, Inc. (a)	22,285	643,591
The Ensign Group, Inc.	7,777	211,457

		7,688,321

HEALTH CARE TECHNOLOGY — 0.4%
Computer Programs and Systems, Inc.	4,642	233,678
Medidata Solutions, Inc. (a)	9,878	387,119
Omnicell, Inc. (a)	14,712	218,768

		839,565

HOTELS, RESTAURANTS & LEISURE — 3.0%
Biglari Holdings, Inc. (a)	538	209,831
BJ’s Restaurants, Inc. (a)(b)	10,928	359,531
Boyd Gaming Corp. (a)(b)	25,074	166,491
Buffalo Wild Wings, Inc. (a)(b)	8,242	600,182
CEC Entertainment, Inc.	7,531	249,954
Cracker Barrel Old Country Store, Inc.	10,534	676,915
DineEquity, Inc. (a)	6,862	459,754
Interval Leisure Group, Inc. (b)	17,105	331,666
Jack in the Box, Inc. (a)	18,997	543,314
Marcus Corp.	8,868	110,584
Marriott Vacations Worldwide Corp. (a)	12,745	531,084
Monarch Casino & Resort, Inc. (a)	4,195	45,768
Multimedia Games Holding Co., Inc. (a)	12,181	179,183
Papa John’s International, Inc. (a)	7,645	420,016
Pinnacle Entertainment, Inc. (a)	26,096	413,100
Red Robin Gourmet Burgers, Inc. (a)	5,772	203,694
Ruby Tuesday, Inc. (a)(b)	26,824	210,837
Ruth’s Hospitality Group, Inc. (a)	15,582	113,281
SHFL Entertainment, Inc. (a)	24,778	359,281
Sonic Corp. (a)	24,314	253,109
Texas Roadhouse, Inc. (Class A)	26,003	436,850

		6,874,425

HOUSEHOLD DURABLES — 1.6%
American Greetings Corp. (Class A) (b)	14,058	237,440
Blyth, Inc. (b)	5,092	79,181
Ethan Allen Interiors, Inc.	11,512	295,974
Helen of Troy, Ltd. (a)	14,061	469,497
iRobot Corp. (a)	11,563	216,691
La-Z-Boy, Inc.	23,328	330,091
M/I Homes, Inc. (a)	9,299	246,423
Meritage Homes Corp. (a)	13,731	512,853
Standard Pacific Corp. (a)(b)	49,257	362,039
The Ryland Group, Inc.	19,945	727,992
Universal Electronics, Inc. (a)	6,507	125,910

		3,604,091

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)	18,276	190,984
WD-40 Co.	6,525	307,393

		498,377

INDUSTRIAL CONGLOMERATES — 0.1%
Standex International Corp.	5,636	289,070

INSURANCE — 2.2%
AMERISAFE, Inc. (a)	8,099	220,698
eHealth, Inc. (a)	8,814	242,209
Employers Holdings, Inc.	13,656	281,040
Horace Mann Educators Corp.	17,428	347,863
Infinity Property & Casualty Corp.	5,128	298,655
Meadowbrook Insurance Group, Inc.	20,871	120,634
National Financial Partners Corp. (a)(b)	17,635	302,264
ProAssurance Corp.	27,336	1,153,306
RLI Corp.	7,504	485,209
Safety Insurance Group, Inc.	5,625	259,706
Selective Insurance Group, Inc.	24,401	470,207
Stewart Information Services Corp. (b)	7,909	205,634
The Navigators Group, Inc. (a)	4,628	236,352
Tower Group, Inc.	15,444	274,440
United Fire Group, Inc.	9,773	213,442

		5,111,659

INTERNET & CATALOG RETAIL — 0.2%
Blue Nile, Inc. (a)(b)	5,456	210,056
NutriSystem, Inc.	12,645	103,562
PetMed Express, Inc. (b)	8,918	98,990

		412,608

INTERNET SOFTWARE & SERVICES — 2.0%
Blucora, Inc. (a)	17,786	279,418
comScore, Inc. (a)	14,293	196,957
DealerTrack Holdings, Inc. (a)	18,987	545,307
Dice Holdings, Inc. (a)	22,134	203,190
Digital River, Inc. (a)	15,859	228,211
j2 Global, Inc. (b)	19,131	585,026
Liquidity Services, Inc. (a)(b)	10,734	438,591
LivePerson, Inc. (a)	22,307	293,114
LogMeIn, Inc. (a)(b)	9,893	221,702
NIC, Inc.	26,158	427,422
OpenTable, Inc. (a)	10,029	489,415
Perficient, Inc. (a)	14,700	173,166
QuinStreet, Inc. (a)	11,586	77,858
Stamps.com, Inc. (a)	6,171	155,509
United Online, Inc. (b)	40,283	225,182
XO Group, Inc. (a)	10,769	100,152

		4,640,220

IT SERVICES — 1.7%
CACI International, Inc. (Class A) (a)	10,028	551,841
Cardtronics, Inc. (a)	19,588	465,019
CIBER, Inc. (a)	29,643	99,008
CSG Systems International, Inc. (a)	15,021	273,082

See accompanying notes to financial statements.

151

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

ExlService Holdings, Inc. (a)	11,567	$306,526
Forrester Research, Inc.	6,373	170,796
Heartland Payment Systems, Inc. (b)	16,686	492,237
Higher One Holdings, Inc. (a)(b)	13,969	147,233
iGate Corp. (a)	13,333	210,261
MAXIMUS, Inc.	15,137	956,961
TeleTech Holdings, Inc. (a)	9,991	177,840
Virtusa Corp. (a)	8,894	146,128

		3,996,932

LEISURE EQUIPMENT & PRODUCTS — 0.9%
Arctic Cat, Inc. (a)	5,848	195,265
Brunswick Corp.	39,874	1,159,934
Callaway Golf Co. (b)	31,346	203,749
JAKKS Pacific, Inc.	9,186	115,009
Sturm Ruger & Co, Inc. (b)	8,473	384,674

		2,058,631

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)(b)	31,403	99,547
Cambrex Corp. (a)	13,070	148,737
Enzo Biochem, Inc. (a)(b)	14,636	39,517
Luminex Corp. (a)	16,825	281,987
PAREXEL International Corp. (a)	26,084	771,826

		1,341,614

MACHINERY — 3.8%
Actuant Corp. (Class A) (b)	32,449	905,651
Albany International Corp. (Class A)	12,808	290,485
Astec Industries, Inc.	9,320	310,636
Barnes Group, Inc.	20,896	469,324
Briggs & Stratton Corp. (b)	21,119	445,188
CIRCOR International, Inc.	7,679	304,012
EnPro Industries, Inc. (a)(b)	9,152	374,317
ESCO Technologies, Inc.	11,822	442,261
Federal Signal Corp. (a)	27,724	210,980
John Bean Technologies Corp.	12,735	226,301
Kaydon Corp.	14,176	339,232
Lindsay Corp. (b)	5,658	453,319
Lydall, Inc. (a)	7,609	109,113
Mueller Industries, Inc.	12,474	624,074
Robbins & Myers, Inc.	18,862	1,121,346
Tennant Co.	8,198	360,302
The Toro Co.	26,130	1,123,067
Watts Water Technologies, Inc. (Class A)	12,318	529,551

		8,639,159

MEDIA — 0.7%
Arbitron, Inc.	11,622	542,515
Digital Generation, Inc. (a)(b)	11,308	122,805
Harte-Hanks, Inc.	19,402	114,472
Live Nation Entertainment, Inc. (a)	62,857	585,198
The E.W. Scripps Co. (Class A) (a)	12,627	136,498

		1,501,488

METALS & MINING — 1.7%
A.M. Castle & Co. (a)(b)	7,307	107,924
AK Steel Holding Corp. (b)	58,968	271,253
AMCOL International Corp. (b)	11,193	343,401
Century Aluminum Co. (a)(b)	22,861	200,262
Globe Specialty Metals, Inc.	28,416	390,720
Haynes International, Inc.	5,457	283,054
Kaiser Aluminum Corp. (b)	7,475	461,133
Materion Corp.	9,056	233,464
Olympic Steel, Inc. (b)	4,040	89,446
RTI International Metals, Inc. (a)(b)	13,423	369,938
Stillwater Mining Co. (a)	51,604	659,499
SunCoke Energy, Inc. (a)	31,108	484,974

		3,895,068

MULTI-UTILITIES — 0.7%
Avista Corp.	26,130	629,995
CH Energy Group, Inc.	6,637	432,865
NorthWestern Corp.	16,507	573,288

		1,636,148

MULTILINE RETAIL — 0.1%
Fred’s, Inc. (Class A)	15,015	199,849
Tuesday Morning Corp. (a)	18,703	116,894

		316,743

OIL, GAS & CONSUMABLE FUELS — 1.8%
Approach Resources, Inc. (a)	14,748	368,848
Carrizo Oil & Gas, Inc. (a)(b)	16,164	338,151
Cloud Peak Energy, Inc. (a)	27,009	522,084
Comstock Resources, Inc. (a)(b)	19,946	301,783
Contango Oil & Gas Co.	5,644	239,080
Gulfport Energy Corp. (a)	26,368	1,007,785
PDC Energy, Inc. (a)	13,429	445,977
Penn Virginia Corp. (b)	24,293	107,132
PetroQuest Energy, Inc. (a)	25,197	124,725
Stone Energy Corp. (a)	21,987	451,173
Swift Energy Co. (a)	18,962	291,825

		4,198,563

PAPER & FOREST PRODUCTS — 1.2%
Buckeye Technologies, Inc.	17,142	492,147
Clearwater Paper Corp. (a)	10,301	403,387
Deltic Timber Corp.	4,793	338,482
KapStone Paper and Packaging Corp.	17,006	377,363
Neenah Paper, Inc.	7,061	201,027
P.H. Glatfelter Co.	19,048	332,959
Schweitzer-Mauduit International, Inc.	13,782	537,911
Wausau Paper Corp.	20,635	178,699

		2,861,975

PERSONAL PRODUCTS — 0.3%
Inter Parfums, Inc.	7,106	138,283
Medifast, Inc. (a)	6,059	159,897
Prestige Brands Holdings, Inc. (a)	22,430	449,273

		747,453

PHARMACEUTICALS — 1.5%
Akorn, Inc. (a)(b)	29,881	399,210
Hi-Tech Pharmacal Co., Inc. (b)	4,696	164,266
Questcor Pharmaceuticals, Inc. (b)	25,946	693,277
Salix Pharmaceuticals, Ltd. (a)	22,237	900,154
The Medicines Co. (a)	23,868	572,116
ViroPharma, Inc. (a)	29,250	665,730

		3,394,753

See accompanying notes to financial statements.

152

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

PROFESSIONAL SERVICES — 1.1%
CDI Corp. (b)	6,177	$105,812
Exponent, Inc. (a)	5,875	328,001
Heidrick & Struggles International, Inc.	7,271	110,955
Insperity, Inc.	9,742	317,200
Kelly Services, Inc. (Class A)	12,088	190,265
Korn/Ferry International (a)	21,408	339,531
Navigant Consulting, Inc. (a)	22,653	252,808
On Assignment, Inc. (a)	19,123	387,814
Resources Connection, Inc.	18,320	218,741
The Dolan Co. (a)	12,500	48,625
TrueBlue, Inc. (a)	17,888	281,736

		2,581,488

REAL ESTATE INVESTMENT TRUSTS — 8.7%
Acadia Realty Trust	22,476	563,698
Cedar Realty Trust, Inc.	24,077	127,127
Colonial Properties Trust	36,892	788,382
Cousins Properties, Inc.	40,372	337,106
DiamondRock Hospitality Co.	86,623	779,607
EastGroup Properties, Inc.	12,998	699,422
EPR Properties	20,807	959,411
Extra Space Storage, Inc.	45,552	1,657,637
Franklin Street Properties Corp.	32,102	395,176
Getty Realty Corp. (b)	11,973	216,232
Government Properties Income Trust (b)	19,260	461,662
Healthcare Realty Trust, Inc.	38,702	929,235
Inland Real Estate Corp.	34,272	287,199
Kilroy Realty Corp.	32,943	1,560,510
Kite Realty Group Trust	32,270	180,389
LaSalle Hotel Properties	41,860	1,062,826
Lexington Realty Trust (b)	67,397	704,299
LTC Properties, Inc.	13,563	477,282
Medical Properties Trust, Inc. (b)	60,138	719,251
Mid-America Apartment Communities, Inc.	18,794	1,216,912
Parkway Properties, Inc. (b)	14,819	207,318
Pennsylvania Real Estate Investment Trust	23,477	414,134
Post Properties, Inc.	24,128	1,205,194
PS Business Parks, Inc.	7,986	518,930
Sabra Healthcare REIT, Inc.	16,361	355,361
Saul Centers, Inc.	5,684	243,218
Sovran Self Storage, Inc.	13,543	841,020
Tanger Factory Outlet Centers, Inc.	41,675	1,425,285
Universal Health Realty Income Trust	5,599	283,365
Urstadt Biddle Properties, Inc. (Class A)	11,333	223,034

		19,840,222

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Group, Inc. (a)	15,455	267,835

ROAD & RAIL — 0.8%
Arkansas Best Corp. (b)	10,450	99,797
Heartland Express, Inc. (b)	20,372	266,262
Knight Transportation, Inc.	26,101	381,858
Old Dominion Freight Line, Inc. (a)	31,449	1,078,072

		1,825,989

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.6%
Advanced Energy Industries, Inc. (a)	15,629	215,836
ATMI, Inc. (a)	14,109	294,596
Brooks Automation, Inc.	29,502	237,491
Cabot Microelectronics Corp. (b)	10,287	365,291
CEVA, Inc. (a)	9,864	155,358
Cirrus Logic, Inc. (a)(b)	28,774	833,583
Cohu, Inc.	10,110	109,592
Cymer, Inc. (a)	13,788	1,246,849
Diodes, Inc. (a)	15,913	276,091
DSP Group, Inc. (a)	10,007	57,640
Entropic Communications, Inc. (a)	38,836	205,442
Exar Corp. (a)	20,084	178,748
GT Advanced Technologies, Inc. (a)(b)	53,056	160,229
Hittite Microwave Corp. (a)	12,047	748,119
Kopin Corp. (a)(b)	27,497	91,565
Kulicke & Soffa Industries, Inc. (a)	32,863	394,027
Micrel, Inc.	20,803	197,629
Microsemi Corp. (a)	39,691	835,099
MKS Instruments, Inc.	23,385	602,865
Monolithic Power Systems, Inc.	13,843	308,422
Nanometrics, Inc. (a)	9,474	136,615
Pericom Semiconductor Corp. (a)	9,486	76,173
Power Integrations, Inc. (b)	12,822	430,947
Rubicon Technology, Inc. (a)	7,740	47,291
Rudolph Technologies, Inc. (a)(b)	14,228	191,367
Sigma Designs, Inc. (a)	14,207	73,166
STR Holdings, Inc. (a)(b)	16,795	42,323
Supertex, Inc.	4,565	80,116
Tessera Technologies, Inc.	23,106	379,401
TriQuint Semiconductor, Inc. (a)	72,899	352,831
Ultratech, Inc. (a)	11,954	445,884
Veeco Instruments, Inc. (a)	17,457	515,331
Volterra Semiconductor Corp. (a)	11,199	192,287

		10,478,204

SOFTWARE — 3.3%
Blackbaud, Inc.	19,948	455,413
Bottomline Technologies, Inc. (a)	16,268	429,313
CommVault Systems, Inc. (a)	18,827	1,312,430
Ebix, Inc. (b)	14,187	227,985
EPIQ Systems, Inc.	14,073	179,853
Interactive Intelligence Group (a)	6,625	222,203
Manhattan Associates, Inc. (a)	8,776	529,544
MicroStrategy, Inc. (a)	3,906	364,742
Monotype Imaging Holdings, Inc.	16,063	256,687
Netscout Systems, Inc. (a)	15,998	415,788
Progress Software Corp. (a)	28,295	593,912
Quality Systems, Inc. (b)	17,579	305,171
Sourcefire, Inc. (a)(b)	13,346	630,198
Synchronoss Technologies, Inc. (a)	12,024	253,586
Take-Two Interactive Software, Inc. (a)	39,883	439,112
Tyler Technologies, Inc. (a)	11,605	562,146
Vasco Data Security International (a)	12,681	103,477

See accompanying notes to financial statements.

153

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Websense, Inc. (a)	16,184	$243,407

		7,524,967

SPECIALTY RETAIL — 4.6%
Big 5 Sporting Goods Corp.	7,573	99,206
Brown Shoe Co., Inc.	18,104	332,570
Christopher & Banks Corp. (a)	15,687	85,494
Coldwater Creek, Inc. (a)(b)	8,740	42,039
Genesco, Inc. (a)	10,739	590,645
Group 1 Automotive, Inc. (b)	9,497	588,719
Haverty Furniture Cos., Inc.	8,452	137,852
Hibbett Sports, Inc. (a)(b)	11,488	605,418
Hot Topic, Inc. (b)	18,821	181,623
Jos. A. Bank Clothiers, Inc. (a)(b)	12,404	528,162
Kirkland’s, Inc. (a)	6,625	70,159
Lithia Motors, Inc. (Class A)	9,223	345,125
Lumber Liquidators Holdings, Inc. (a)	12,032	635,651
MarineMax, Inc. (a)	10,458	93,495
Monro Muffler Brake, Inc. (b)	12,994	454,400
OfficeMax, Inc.	38,133	372,178
Pep Boys-Manny, Moe & Jack	23,391	229,934
Rue21, Inc. (a)(b)	6,950	197,310
Select Comfort Corp. (a)	24,911	651,921
Sonic Automotive, Inc. (Class A)	16,223	338,898
Stage Stores, Inc.	13,984	346,524
Stein Mart, Inc.	11,900	89,726
The Buckle, Inc. (b)	12,104	540,323
The Cato Corp. (Class A)	11,967	328,255
The Children’s Place Retail Stores, Inc. (a)	10,415	461,280
The Finish Line, Inc. (Class A)	22,611	428,026
The Men’s Wearhouse, Inc.	21,292	663,459
Vitamin Shoppe, Inc. (a)(b)	13,254	760,249
Zale Corp. (a)	11,603	47,688
Zumiez, Inc. (a)	9,891	191,984

		10,438,313

TEXTILES, APPAREL & LUXURY GOODS — 2.3%
Crocs, Inc. (a)	39,964	575,082
Fifth & Pacific Cos, Inc. (a)	50,431	627,866
Iconix Brand Group, Inc. (a)(b)	30,401	678,550
K-Swiss, Inc. (Class A) (a)	10,435	35,062
Maidenform Brands, Inc. (a)	10,447	203,612
Movado Group, Inc.	7,769	238,353
Oxford Industries, Inc.	6,290	291,605
Perry Ellis International, Inc.	5,397	107,400
Quiksilver, Inc. (a)	54,220	230,435
Skechers U.S.A., Inc. (a)	16,952	313,612
Steven Madden, Ltd. (a)	18,185	768,680
True Religion Apparel, Inc.	10,770	273,773
Wolverine World Wide, Inc. (b)	21,781	892,585

		5,236,615

THRIFTS & MORTGAGE FINANCE — 1.0%
Bank Mutual Corp.	18,882	81,193
Brookline Bancorp, Inc.	31,197	265,174
Dime Community Bancshares	12,553	174,361
Northwest Bancshares, Inc.	43,454	527,531
Oritani Financial Corp.	17,312	265,220
Provident Financial Services, Inc.	23,872	356,170
TrustCo Bank Corp. NY (b)	41,385	218,513
ViewPoint Financial Group	15,790	330,643

		2,218,805

TOBACCO — 0.1%
Alliance One International, Inc. (a)(b)	36,572	133,122

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	18,645	783,276
Kaman Corp.	11,715	431,112

		1,214,388

WATER UTILITIES — 0.2%
American States Water Co.	8,357	400,969

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NTELOS Holdings Corp.	6,678	87,548
USA Mobility, Inc.	9,754	113,927

		201,475

TOTAL COMMON STOCKS —
(Cost $216,507,655)		228,697,846

SHORT TERM INVESTMENTS — 8.3%
MONEY MARKET FUNDS — 8.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	16,748,675	16,748,675
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	2,433,828	2,433,828

TOTAL SHORT TERM INVESTMENTS —
(Cost $19,182,503)		19,182,503

TOTAL INVESTMENTS — 108.1% (f)
(Cost $235,690,158)		247,880,349
OTHER ASSETS & LIABILITIES — (8.1)%		(18,676,866)

NET ASSETS — 100.0%		$229,203,483

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

154

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 0.7%
American Science & Engineering, Inc.	1,931	$125,921
Cubic Corp.	4,563	218,887
GenCorp, Inc. (a)(b)	23,900	218,685
Teledyne Technologies, Inc. (a)	8,593	559,146

		1,122,639

AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	11,472	401,635
HUB Group, Inc. (Class A) (a)	11,637	391,003

		792,638

AIRLINES — 0.4%
Allegiant Travel Co. (b)	9,610	705,470

AUTO COMPONENTS — 0.3%
Drew Industries, Inc.	11,800	380,550
Superior Industries International, Inc.	7,300	148,920

		529,470

AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (a)	17,800	304,914

BEVERAGES — 0.4%
Boston Beer Co., Inc. (Class A) (a)(b)	5,285	710,568

BIOTECHNOLOGY — 1.5%
Acorda Therapeutics, Inc. (a)	25,342	630,002
ArQule, Inc. (a)	39,801	111,045
Cubist Pharmaceuticals, Inc. (a)	24,562	1,033,078
Momenta Pharmaceuticals, Inc. (a)(b)	28,540	336,201
Spectrum Pharmaceuticals, Inc. (b)	33,342	373,097

		2,483,423

BUILDING PRODUCTS — 1.3%
A.O. Smith Corp.	12,334	777,906
AAON, Inc. (b)	5,524	115,286
Apogee Enterprises, Inc.	9,600	230,112
NCI Building Systems, Inc. (a)	6,371	88,557
Quanex Building Products Corp.	23,200	473,512
Simpson Manufacturing Co., Inc.	11,808	387,184

		2,072,557

CAPITAL MARKETS — 1.2%
Financial Engines, Inc. (a)	13,693	379,981
HFF, Inc. (Class A) (b)	20,444	304,615
Piper Jaffray Co., Inc. (a)	6,100	195,993
Prospect Capital Corp.	65,300	709,811
Virtus Investment Partners, Inc. (a)	3,672	444,092

		2,034,492

CHEMICALS — 2.6%
American Vanguard Corp. (b)	14,992	465,801
Balchem Corp.	9,437	343,507
Calgon Carbon Corp. (a)	14,353	203,526
H.B. Fuller Co.	31,697	1,103,689
Hawkins, Inc. (b)	2,445	94,475
Koppers Holdings, Inc.	5,042	192,352
LSB Industries, Inc. (a)	4,497	159,284
PolyOne Corp.	56,000	1,143,520
Quaker Chemical Corp.	8,185	440,844
Tredegar Corp.	9,200	187,864

		4,334,862

COMMERCIAL BANKS — 6.2%
Bank of the Ozarks, Inc.	18,570	621,538
BBCN Bancorp, Inc.	49,000	566,930
Boston Private Financial Holdings, Inc.	49,600	446,896
City Holding Co. (b)	3,496	121,836
Columbia Banking System, Inc.	12,700	227,838
CVB Financial Corp.	19,397	201,729
F.N.B. Corp.	87,800	932,436
First Commonwealth Financial Corp. (b)	64,500	439,890
First Financial Bankshares, Inc. (b)	10,314	402,349
First Midwest Bancorp, Inc.	21,200	265,424
Glacier Bancorp, Inc.	17,200	253,012
Home Bancshares, Inc.	14,382	474,894
Independent Bank Corp.-Massachusetts	6,000	173,700
National Penn Bancshares, Inc.	76,100	709,252
PacWest Bancorp	20,222	501,101
Pinnacle Financial Partners, Inc. (a)	20,500	386,220
PrivateBancorp, Inc.	39,300	602,076
Susquehanna Bancshares, Inc.	63,300	663,384
Texas Capital Bancshares, Inc. (a)	25,516	1,143,627
UMB Financial Corp.	8,812	386,318
Wilshire Bancorp, Inc. (a)	39,000	228,930
Wintrust Financial Corp.	10,800	396,360

		10,145,740

COMMERCIAL SERVICES & SUPPLIES — 1.6%
Healthcare Services Group, Inc.	42,539	988,181
Interface, Inc.	22,700	365,016
The Geo Group, Inc.	38,700	1,091,340
UniFirst Corp.	3,674	269,378

		2,713,915

COMMUNICATIONS EQUIPMENT — 2.1%
Arris Group, Inc. (a)	71,200	1,063,728
Ixia (a)	33,200	563,736
Netgear, Inc. (a)	24,313	958,418
Oplink Communications, Inc. (a)	4,812	74,971
PC-Tel, Inc.	4,900	35,280
Procera Networks, Inc. (a)	12,300	228,165
Symmetricom, Inc. (a)	14,100	81,357
ViaSat, Inc. (a)(b)	9,555	371,690

		3,377,345

COMPUTERS & PERIPHERALS — 1.6%
3D Systems Corp. (a)(b)	31,014	1,654,597
Electronics for Imaging, Inc. (a)	29,300	556,407
Intermec, Inc. (a)	19,000	187,340
Synaptics, Inc. (a)	7,420	222,377

		2,620,721

CONSTRUCTION & ENGINEERING — 0.2%
Aegion Corp. (a)	11,400	252,966

CONSTRUCTION MATERIALS — 1.7%
Eagle Materials, Inc.	29,410	1,720,485
Headwaters, Inc. (a)	44,297	379,182

See accompanying notes to financial statements.

155

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Texas Industries, Inc. (a)(b)	13,200	$673,332

		2,772,999

CONSUMER FINANCE — 1.7%
Encore Capital Group, Inc. (a)	14,599	447,021
First Cash Financial Services, Inc. (a)	16,563	821,856
Portfolio Recovery Associates, Inc. (a)	10,644	1,137,418
World Acceptance Corp. (a)(b)	4,524	337,310

		2,743,605

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	9,400	142,410

DISTRIBUTORS — 0.8%
Pool Corp.	29,617	1,253,391

DIVERSIFIED CONSUMER SERVICES — 1.1%
American Public Education, Inc. (a)(b)	11,317	408,657
Coinstar, Inc. (a)	18,960	986,110
Hillenbrand, Inc.	17,674	399,609

		1,794,376

DIVERSIFIED FINANCIAL SERVICES — 0.5%
MarketAxess Holdings, Inc.	23,480	828,844

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Atlantic Tele-Network, Inc.	2,788	102,348
Cincinnati Bell, Inc. (a)	125,300	686,644
General Communication, Inc. (Class A) (a)	12,458	119,472
Lumos Networks Corp.	4,400	44,088

		952,552

ELECTRICAL EQUIPMENT — 2.2%
AZZ, Inc.	15,858	609,423
Belden, Inc.	15,260	686,548
Brady Corp. (Class A)	11,600	387,440
Encore Wire Corp.	6,500	197,015
EnerSys (a)	17,700	666,051
Franklin Electric Co., Inc.	12,089	751,573
II-VI, Inc. (a)	21,608	394,778

		3,692,828

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Agilysys, Inc. (a)	3,800	31,806
Badger Meter, Inc.	9,009	427,117
Cognex Corp.	25,113	924,661
Coherent, Inc.	9,200	465,704
Daktronics, Inc.	9,100	100,737
DTS, Inc. (a)	4,396	73,413
Electro Scientific Industries, Inc.	7,700	76,615
FARO Technologies, Inc. (a)	6,007	214,330
FEI Co.	24,104	1,336,808
Littelfuse, Inc.	13,703	845,612
Measurement Specialties, Inc. (a)	9,668	332,192
MTS Systems Corp.	6,570	334,610
OSI Systems, Inc. (a)	7,578	485,295
Rofin-Sinar Technologies, Inc. (a)	7,556	163,814
Rogers Corp. (a)	6,470	321,300
TTM Technologies, Inc. (a)	13,200	121,440

		6,255,454

ENERGY EQUIPMENT & SERVICES — 1.2%
Exterran Holdings, Inc. (a)	19,200	420,864
Geospace Technologies Corp. (a)	8,044	714,870
ION Geophysical Corp. (a)(b)	33,995	221,308
Lufkin Industries, Inc. (b)	10,994	639,081

		1,996,123

FOOD PRODUCTS — 2.4%
B&G Foods, Inc.	20,517	580,836
Cal-Maine Foods, Inc.	4,900	197,078
Calavo Growers, Inc. (b)	3,410	85,966
Darling International, Inc. (a)	74,003	1,187,008
Hain Celestial Group, Inc. (a)(b)	28,429	1,541,421
J&J Snack Foods Corp.	5,167	330,378

		3,922,687

HEALTH CARE EQUIPMENT & SUPPLIES — 5.2%
Abaxis, Inc. (b)	13,058	484,452
ABIOMED, Inc. (a)	14,300	192,478
Align Technology, Inc. (a)(b)	45,004	1,248,861
Analogic Corp.	7,664	569,435
Cantel Medical Corp.	13,479	400,731
CryoLife, Inc.	6,000	37,380
Cyberonics, Inc. (a)	15,030	789,526
Greatbatch, Inc. (a)	14,911	346,532
Haemonetics Corp. (a)	32,686	1,334,896
HealthStream, Inc. (a)	12,372	300,763
ICU Medical, Inc. (a)(b)	8,063	491,279
Integra LifeSciences Holdings Corp. (a)	6,234	242,939
Meridian Bioscience, Inc. (b)	14,011	283,723
Merit Medical Systems, Inc. (a)	9,267	128,811
Natus Medical, Inc. (a)	11,900	133,042
Neogen Corp. (a)(b)	14,257	646,127
Palomar Medical Technologies, Inc. (a)	4,700	43,287
SurModics, Inc. (a)	4,246	94,941
West Pharmaceutical Services, Inc.	14,107	772,358

		8,541,561

HEALTH CARE PROVIDERS & SERVICES — 2.8%
Air Methods Corp. (b)	22,092	814,974
AMN Healthcare Services, Inc. (a)	16,200	187,110
Bio-Reference Laboratories, Inc. (a)(b)	15,343	440,191
Chemed Corp. (b)	7,399	507,497
Corvel Corp. (a)	1,876	84,101
Hanger, Inc. (a)	21,500	588,240
Healthways, Inc. (a)	12,200	130,540
IPC The Hospitalist Co. (a)	5,173	205,420
Landauer, Inc.	5,923	362,547
MWI Veterinary Supply, Inc. (a)(b)	7,549	830,390
PSS World Medical, Inc. (a)	14,270	412,117

		4,563,127

HEALTH CARE TECHNOLOGY — 0.6%
Computer Programs and Systems, Inc.	4,111	206,948
Medidata Solutions, Inc. (a)	14,217	557,164
Omnicell, Inc. (a)	12,674	188,462

		952,574

See accompanying notes to financial statements.

156

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 2.8%
BJ’s Restaurants, Inc. (a)(b)	7,288	$239,775
Buffalo Wild Wings, Inc. (a)(b)	11,678	850,392
DineEquity, Inc. (a)	3,974	266,258
Interval Leisure Group, Inc. (b)	24,313	471,429
Jack in the Box, Inc. (a)	10,200	291,720
Marriott Vacations Worldwide Corp. (a)	9,900	412,533
Multimedia Games Holding Co., Inc. (a)	17,792	261,720
Papa John’s International, Inc. (a)	11,064	607,856
Ruth’s Hospitality Group, Inc. (a)	22,300	162,121
SHFL Entertainment, Inc. (a)	35,123	509,284
Sonic Corp. (a)	17,800	185,298
Texas Roadhouse, Inc. (Class A)	19,863	333,699

		4,592,085

HOUSEHOLD DURABLES — 2.3%
Ethan Allen Interiors, Inc.	16,300	419,073
Helen of Troy, Ltd. (a)	10,197	340,478
iRobot Corp. (a)	16,502	309,247
La-Z-Boy, Inc.	19,400	274,510
M/I Homes, Inc. (a)	13,500	357,750
Meritage Homes Corp. (a)	19,500	728,325
Standard Pacific Corp. (a)	45,700	335,895
The Ryland Group, Inc.	28,395	1,036,418

		3,801,696

HOUSEHOLD PRODUCTS — 0.1%
WD-40 Co.	5,149	242,569

INDUSTRIAL CONGLOMERATES — 0.2%
Standex International Corp.	8,000	410,320

INSURANCE — 0.3%
eHealth, Inc. (a)	12,748	350,315
Employers Holdings, Inc.	7,700	158,466

		508,781

INTERNET & CATALOG RETAIL — 0.1%
Blue Nile, Inc. (a)(b)	4,662	179,487
PetMed Express, Inc.	5,500	61,050

		240,537

INTERNET SOFTWARE & SERVICES — 3.1%
Blucora, Inc. (a)	25,680	403,433
comScore, Inc. (a)	9,610	132,426
DealerTrack Holdings, Inc. (a)	26,815	770,127
Dice Holdings, Inc. (a)	31,422	288,454
j2 Global, Inc. (b)	15,485	473,531
Liquidity Services, Inc. (a)(b)	15,698	641,420
LivePerson, Inc. (a)(b)	31,868	418,745
LogMeIn, Inc. (a)	4,907	109,966
NIC, Inc.	37,000	604,580
OpenTable, Inc. (a)	14,297	697,694
Perficient, Inc. (a)	20,800	245,024
Stamps.com, Inc. (a)	8,841	222,793
XO Group, Inc. (a)	15,400	143,220

		5,151,413

IT SERVICES — 2.1%
Cardtronics, Inc. (a)	15,081	358,023
CSG Systems International, Inc. (a)	11,900	216,342
ExlService Holdings, Inc. (a)	16,359	433,514
Forrester Research, Inc.	3,788	101,518
Heartland Payment Systems, Inc. (b)	14,593	430,494
Higher One Holdings, Inc. (a)(b)	7,569	79,777
iGate Corp. (a)	19,207	302,894
MAXIMUS, Inc.	21,451	1,356,132
Virtusa Corp. (a)	7,095	116,571

		3,395,265

LEISURE EQUIPMENT & PRODUCTS — 1.6%
Arctic Cat, Inc. (a)	8,300	277,137
Brunswick Corp.	56,699	1,649,374
Callaway Golf Co.	18,700	121,550
Sturm Ruger & Co, Inc. (b)	12,107	549,658

		2,597,719

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Cambrex Corp. (a)	18,800	213,944
Enzo Biochem, Inc. (a)(b)	15,230	41,121
Luminex Corp. (a)	23,767	398,335
PAREXEL International Corp. (a)	37,334	1,104,713

		1,758,113

MACHINERY — 3.4%
Actuant Corp. (Class A)	31,100	868,001
EnPro Industries, Inc. (a)	6,900	282,210
ESCO Technologies, Inc.	7,900	295,539
Kaydon Corp.	7,224	172,870
Lindsay Corp. (b)	8,043	644,405
Lydall, Inc. (a)	10,700	153,438
Mueller Industries, Inc.	11,100	555,333
Robbins & Myers, Inc.	14,724	875,342
Tennant Co.	4,830	212,279
The Toro Co.	36,928	1,587,165

		5,646,582

MEDIA — 0.3%
Arbitron, Inc.	8,205	383,009
Digital Generation, Inc. (a)(b)	8,000	86,880

		469,889

METALS & MINING — 1.3%
AK Steel Holding Corp.	34,200	157,320
AMCOL International Corp. (b)	5,725	175,643
Globe Specialty Metals, Inc.	40,047	550,646
Stillwater Mining Co. (a)	44,000	562,320
SunCoke Energy, Inc. (a)	44,000	685,960

		2,131,889

MULTI-UTILITIES — 0.2%
CH Energy Group, Inc.	4,000	260,880

MULTILINE RETAIL — 0.1%
Tuesday Morning Corp. (a)	26,700	166,875

OIL, GAS & CONSUMABLE FUELS — 1.5%
Approach Resources, Inc. (a)	11,271	281,888
Carrizo Oil & Gas, Inc. (a)(b)	12,600	263,592
Comstock Resources, Inc. (a)	11,300	170,969
Gulfport Energy Corp. (a)	37,650	1,438,983
PDC Energy, Inc. (a)	7,185	238,614

See accompanying notes to financial statements.

157

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

PetroQuest Energy, Inc. (a)	19,500	$96,525

		2,490,571

PAPER & FOREST PRODUCTS — 0.6%
Deltic Timber Corp.	6,863	484,665
Neenah Paper, Inc.	5,800	165,126
Schweitzer-Mauduit International, Inc.	7,763	302,990

		952,781

PERSONAL PRODUCTS — 0.6%
Inter Parfums, Inc.	10,198	198,453
Medifast, Inc. (a)	8,575	226,294
Prestige Brands Holdings, Inc. (a)	31,700	634,951

		1,059,698

PHARMACEUTICALS — 2.8%
Akorn, Inc. (a)(b)	43,294	578,408
Questcor Pharmaceuticals, Inc. (b)	37,080	990,778
Salix Pharmaceuticals, Ltd. (a)	31,684	1,282,568
The Medicines Co. (a)	33,811	810,450
ViroPharma, Inc. (a)	41,382	941,854

		4,604,058

PROFESSIONAL SERVICES — 0.6%
Exponent, Inc. (a)	4,657	260,000
On Assignment, Inc. (a)	27,400	555,672
Resources Connection, Inc.	15,400	183,876

		999,548

REAL ESTATE INVESTMENT TRUSTS — 8.7%
Acadia Realty Trust	18,147	455,127
Cedar Realty Trust, Inc.	15,100	79,728
Colonial Properties Trust	20,784	444,154
Cousins Properties, Inc.	29,600	247,160
EastGroup Properties, Inc.	10,403	559,785
Extra Space Storage, Inc.	64,772	2,357,053
Getty Realty Corp.	7,100	128,226
Government Properties Income Trust (b)	10,300	246,891
Healthcare Realty Trust, Inc.	29,582	710,264
Inland Real Estate Corp.	23,903	200,307
Kilroy Realty Corp.	22,048	1,044,414
Lexington Realty Trust (b)	40,100	419,045
LTC Properties, Inc.	9,421	331,525
Medical Properties Trust, Inc.	39,200	468,832
Mid-America Apartment Communities, Inc.	13,000	841,750
Parkway Properties, Inc.	8,600	120,314
Pennsylvania Real Estate Investment Trust	19,800	349,272
Post Properties, Inc.	34,450	1,720,778
PS Business Parks, Inc.	6,239	405,410
Sabra Healthcare REIT, Inc.	23,295	505,967
Saul Centers, Inc.	4,835	206,890
Sovran Self Storage, Inc.	12,078	750,044
Tanger Factory Outlet Centers, Inc.	33,090	1,131,678
Universal Health Realty Income Trust	8,009	405,336
Urstadt Biddle Properties, Inc. (Class A)	7,508	147,757

		14,277,707

ROAD & RAIL — 1.2%
Heartland Express, Inc. (b)	13,536	176,915
Knight Transportation, Inc.	18,533	271,138
Old Dominion Freight Line, Inc. (a)	44,761	1,534,407

		1,982,460

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.6%
Advanced Energy Industries, Inc. (a)	22,100	305,201
ATMI, Inc. (a)	10,056	209,969
Cabot Microelectronics Corp. (b)	7,336	260,501
CEVA, Inc. (a)	5,500	86,625
Cirrus Logic, Inc. (a)	41,542	1,203,472
Cymer, Inc. (a)	19,571	1,769,806
Diodes, Inc. (a)	13,513	234,451
Entropic Communications, Inc. (a)	56,125	296,901
Exar Corp. (a)	29,006	258,153
Hittite Microwave Corp. (a)	17,033	1,057,749
Kopin Corp. (a)	13,914	46,334
Kulicke & Soffa Industries, Inc. (a)	47,013	563,686
Micrel, Inc.	13,885	131,908
Microsemi Corp. (a)	57,306	1,205,718
MKS Instruments, Inc.	16,230	418,409
Monolithic Power Systems, Inc.	19,838	441,991
Nanometrics, Inc. (a)	13,406	193,315
Power Integrations, Inc. (b)	9,059	304,473
Rudolph Technologies, Inc. (a)(b)	20,300	273,035
Sigma Designs, Inc. (a)	8,000	41,200
Ultratech, Inc. (a)	16,935	631,675
Veeco Instruments, Inc. (a)	24,582	725,661
Volterra Semiconductor Corp. (a)	10,250	175,992

		10,836,225

SOFTWARE — 4.9%
Blackbaud, Inc.	13,939	318,227
Bottomline Technologies, Inc. (a)	13,397	353,547
CommVault Systems, Inc. (a)	26,618	1,855,541
Ebix, Inc. (b)	9,828	157,936
Interactive Intelligence Group (a)	9,293	311,687
Manhattan Associates, Inc. (a)	12,469	752,379
MicroStrategy, Inc. (a)	3,075	287,144
Monotype Imaging Holdings, Inc.	13,987	223,512
Netscout Systems, Inc. (a)	22,551	586,100
Progress Software Corp. (a)	16,058	337,057
Quality Systems, Inc. (b)	11,747	203,928
Sourcefire, Inc. (a)(b)	18,907	892,789
Synchronoss Technologies, Inc. (a)	8,357	176,249
Take-Two Interactive Software, Inc. (a)	30,200	332,502
Tyler Technologies, Inc. (a)	16,521	800,277
Vasco Data Security International (a)	18,105	147,737
Websense, Inc. (a)	22,988	345,740

		8,082,352

SPECIALTY RETAIL — 3.7%
Brown Shoe Co., Inc.	12,000	220,440
Christopher & Banks Corp. (a)	13,000	70,850
Coldwater Creek, Inc. (a)	7,000	33,670
Haverty Furniture Cos., Inc.	5,300	86,443
Hibbett Sports, Inc. (a)(b)	16,261	856,955

See accompanying notes to financial statements.

158

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Hot Topic, Inc. (b)	10,100	$97,465
Lithia Motors, Inc. (Class A)	6,700	250,714
Lumber Liquidators Holdings, Inc. (a)	17,069	901,755
Monro Muffler Brake, Inc. (b)	7,756	271,227
Rue21, Inc. (a)(b)	9,817	278,705
Select Comfort Corp. (a)	35,206	921,341
Stage Stores, Inc.	12,400	307,272
The Buckle, Inc. (b)	10,660	475,862
Vitamin Shoppe, Inc. (a)	19,113	1,096,322
Zale Corp. (a)	7,900	32,469
Zumiez, Inc. (a)	8,927	173,273

		6,074,763

TEXTILES, APPAREL & LUXURY GOODS — 2.4%
Crocs, Inc. (a)	35,464	510,327
Fifth & Pacific Cos, Inc. (a)	33,408	415,930
Iconix Brand Group, Inc. (a)	20,606	459,926
Movado Group, Inc.	11,100	340,548
Oxford Industries, Inc.	9,000	417,240
Steven Madden, Ltd. (a)	25,679	1,085,451
Wolverine World Wide, Inc. (b)	17,261	707,356

		3,936,778

THRIFTS & MORTGAGE FINANCE — 0.7%
Brookline Bancorp, Inc.	26,800	227,800
Dime Community Bancshares	10,100	140,289
Oritani Financial Corp.	24,495	375,263
ViewPoint Financial Group	22,403	469,119

		1,212,471

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	12,905	542,139
Kaman Corp.	6,299	231,803

		773,942

WATER UTILITIES — 0.2%
American States Water Co.	6,797	326,120

TOTAL COMMON STOCKS —
(Cost $144,256,715)		163,598,338

SHORT TERM INVESTMENTS — 7.9%
MONEY MARKET FUNDS — 7.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	10,942,712	10,942,712
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	2,006,780	2,006,780

TOTAL SHORT TERM INVESTMENTS —
(Cost $12,949,492)		12,949,492

TOTAL INVESTMENTS — 107.4% (f)
(Cost $157,206,207)		176,547,830
OTHER ASSETS & LIABILITIES — (7.4)%		(12,132,374)

NET ASSETS — 100.0%		$164,415,456

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

159

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 3.3%
AAR Corp.	20,592	$384,659
Aerovironment, Inc. (a)	9,800	213,052
American Science & Engineering, Inc.	2,700	176,067
Cubic Corp.	4,500	215,865
Curtiss-Wright Corp.	23,998	787,854
Engility Holdings, Inc. (a)	8,466	163,055
GenCorp, Inc. (a)(b)	11,432	104,603
Moog, Inc. (Class A) (a)	23,197	951,773
National Presto Industries, Inc.	2,500	172,750
Orbital Sciences Corp. (a)	30,405	418,677
Teledyne Technologies, Inc. (a)	11,900	774,333

		4,362,688

AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp.	5,700	199,557
HUB Group, Inc. (Class A) (a)	8,760	294,336

		493,893

AIRLINES — 0.2%
SkyWest, Inc.	26,331	328,084

AUTO COMPONENTS — 0.3%
Spartan Motors, Inc.	16,022	78,988
Standard Motor Products, Inc.	10,021	222,667
Superior Industries International, Inc.	5,921	120,788

		422,443

BIOTECHNOLOGY — 0.6%
Cubist Pharmaceuticals, Inc. (a)	13,200	555,192
Emergent Biosolutions, Inc. (a)	12,994	208,424

		763,616

BUILDING PRODUCTS — 1.7%
A.O. Smith Corp.	9,966	628,556
AAON, Inc. (b)	5,104	106,520
Apogee Enterprises, Inc.	6,658	159,592
Gibraltar Industries, Inc. (a)	14,789	235,441
Griffon Corp.	23,671	271,270
NCI Building Systems, Inc. (a)	4,457	61,952
Simpson Manufacturing Co., Inc.	10,909	357,706
Universal Forest Products, Inc.	10,227	389,035

		2,210,072

CAPITAL MARKETS — 1.5%
Calamos Asset Management, Inc. (Class A)	10,322	109,103
Financial Engines, Inc. (a)	9,900	274,725
Investment Technology Group, Inc. (a)	19,401	174,609
Piper Jaffray Co., Inc. (a)	3,337	107,218
Prospect Capital Corp.	40,747	442,920
Stifel Financial Corp. (a)	25,524	816,002
SWS Group, Inc. (a)	14,499	76,700

		2,001,277

CHEMICALS — 2.7%
A. Schulman, Inc.	14,972	433,140
Balchem Corp.	7,400	269,360
Calgon Carbon Corp. (a)(b)	17,505	248,221
Hawkins, Inc.	2,700	104,328
Innophos Holdings, Inc.	11,100	516,150
Koppers Holdings, Inc.	6,410	244,542
Kraton Performance Polymers, Inc. (a)	16,583	398,489
LSB Industries, Inc. (a)	5,974	211,599
OM Group, Inc. (a)	16,532	367,010
Stepan Co.	8,494	471,757
Tredegar Corp.	4,768	97,363
Zep, Inc.	11,255	162,522

		3,524,481

COMMERCIAL BANKS — 6.0%
Banner Corp.	8,990	276,263
City Holding Co. (b)	4,787	166,827
Columbia Banking System, Inc.	9,939	178,306
Community Bank System, Inc. (b)	20,279	554,833
CVB Financial Corp.	29,350	305,240
First BanCorp- Puerto Rico (a)(b)	35,966	164,724
First Financial Bancorp	29,972	438,191
First Financial Bankshares, Inc. (b)	6,917	269,832
First Midwest Bancorp, Inc.	21,097	264,134
Glacier Bancorp, Inc. (b)	22,866	336,359
Hanmi Financial Corp. (a)	16,115	219,003
Independent Bank Corp.-Massachusetts (b)	6,759	195,673
NBT Bancorp, Inc. (b)	17,359	351,867
Old National Bancorp	52,147	618,985
S&T Bancorp, Inc.	15,273	275,983
Simmons First National Corp. (b)	8,554	216,929
Sterling Bancorp	15,882	144,685
Susquehanna Bancshares, Inc.	43,954	460,638
Tompkins Financial Corp.	5,887	233,361
UMB Financial Corp. (b)	9,525	417,576
Umpqua Holdings Corp.	57,559	678,621
United Bankshares, Inc. (b)	23,533	572,322
United Community Banks, Inc. (a)	23,761	223,829
Wintrust Financial Corp. (b)	9,876	362,449

		7,926,630

COMMERCIAL SERVICES & SUPPLIES — 3.2%
ABM Industries, Inc.	25,945	517,603
Consolidated Graphics, Inc. (a)	4,200	146,664
G & K Services, Inc. (Class A)	9,666	330,094
Interface, Inc.	10,870	174,790
Mobile Mini, Inc. (a)(b)	19,506	406,310
Sykes Enterprises, Inc. (a)	20,127	306,333
Tetra Tech, Inc. (a)	32,682	864,439
The Geo Group, Inc.	6,775	191,055
UniFirst Corp.	4,642	340,351
United Stationers, Inc.	20,590	638,084
Viad Corp.	10,302	279,802

		4,195,525

COMMUNICATIONS EQUIPMENT — 1.2%
Bel Fuse, Inc. (Class B)	5,456	106,665
Black Box Corp.	8,503	206,963
Comtech Telecommunications Corp.	9,083	230,527
Digi International, Inc. (a)	13,203	125,032
Harmonic, Inc. (a)	59,349	300,899
Oplink Communications, Inc. (a)	5,892	91,797
PC-Tel, Inc.	4,930	35,496
Symmetricom, Inc. (a)	9,449	54,521

See accompanying notes to financial statements.

160

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

ViaSat, Inc. (a)(b)	12,700	$494,030

		1,645,930

COMPUTERS & PERIPHERALS — 0.6%
Avid Technology, Inc. (a)	16,047	121,636
Intermec, Inc. (a)	13,237	130,517
Intevac, Inc. (a)	11,802	53,935
Super Micro Computer, Inc. (a)(b)	13,424	136,925
Synaptics, Inc. (a)	10,800	323,676

		766,689

CONSTRUCTION & ENGINEERING — 1.6%
Aegion Corp. (a)(b)	10,877	241,361
Comfort Systems USA, Inc.	18,894	229,751
Dycom Industries, Inc. (a)	16,732	331,294
EMCOR Group, Inc.	34,076	1,179,370
Orion Marine Group, Inc. (a)	13,972	102,135

		2,083,911

CONSUMER FINANCE — 1.0%
Cash America International, Inc.	14,900	591,083
Ezcorp, Inc. (Class A) (a)	23,200	460,752
World Acceptance Corp. (a)(b)	2,900	216,224

		1,268,059

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	8,261	125,154

DISTRIBUTORS — 0.0% (c)
VOXX International Corp. (a)	9,274	62,414

DIVERSIFIED CONSUMER SERVICES — 0.8%
Capella Education Co. (a)	5,900	166,557
Career Education Corp. (a)	27,198	95,737
Corinthian Colleges, Inc. (a)(b)	40,010	97,624
Hillenbrand, Inc.	17,619	398,366
ITT Educational Services, Inc. (a)	8,000	138,480
Lincoln Educational Services Corp.	11,704	65,425
Universal Technical Institute, Inc.	11,090	111,344

		1,073,533

DIVERSIFIED FINANCIAL SERVICES — 0.2%
Interactive Brokers Group, Inc. (Class A)	20,938	286,432

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Atlantic Tele-Network, Inc.	2,500	91,775
Cbeyond, Inc. (a)	15,536	140,446
General Communication, Inc. (Class A) (a)	6,496	62,297
Lumos Networks Corp.	4,064	40,721
Neutral Tandem, Inc.	15,506	39,850

		375,089

ELECTRIC UTILITIES — 2.4%
ALLETE, Inc.	17,938	735,099
El Paso Electric Co.	20,546	655,623
UIL Holdings Corp.	25,879	926,727
UNS Energy Corp.	21,192	898,965

		3,216,414

ELECTRICAL EQUIPMENT — 1.4%
Belden, Inc.	10,218	459,708
Brady Corp. (Class A)	14,112	471,341
Encore Wire Corp.	4,179	126,665
EnerSys (a)	10,442	392,932
II-VI, Inc. (a)	10,300	188,181
Powell Industries, Inc. (a)	4,767	197,974
Vicor Corp. (a)	10,090	54,688

		1,891,489

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.5%
Agilysys, Inc. (a)	4,140	34,652
Anixter International, Inc.	13,704	876,782
Benchmark Electronics, Inc. (a)	28,386	471,775
Checkpoint Systems, Inc. (a)	20,824	223,650
Coherent, Inc. (a)	4,800	242,976
CTS Corp.	17,611	187,205
Daktronics, Inc.	11,664	129,121
DTS, Inc. (a)	6,000	100,200
Electro Scientific Industries, Inc.	6,565	65,322
FARO Technologies, Inc. (a)	3,800	135,584
Insight Enterprises, Inc. (a)	22,958	398,780
Mercury Computer Systems, Inc. (a)	16,476	151,579
Methode Electronics, Inc. (Class A)	18,059	181,132
MTS Systems Corp.	2,700	137,511
Newport Corp. (a)	19,670	264,562
OSI Systems, Inc. (a)	3,500	224,140
Park Electrochemical Corp.	9,955	256,142
Plexus Corp. (a)	18,120	467,496
RadiSys Corp. (a)	11,676	34,794
Rofin-Sinar Technologies, Inc. (a)(b)	8,252	178,903
Rogers Corp. (a)	3,267	162,239
Scansource, Inc. (a)	14,297	454,216
SYNNEX Corp. (a)(b)	13,517	464,714
TTM Technologies, Inc. (a)	16,118	148,286

		5,991,761

ENERGY EQUIPMENT & SERVICES — 3.4%
Basic Energy Services, Inc. (a)	13,979	159,500
Bristow Group, Inc.	18,401	987,398
Exterran Holdings, Inc. (a)(b)	17,614	386,099
Gulf Island Fabrication, Inc.	7,348	176,572
Hornbeck Offshore Services, Inc. (a)	16,292	559,467
ION Geophysical Corp. (a)(b)	33,849	220,357
Lufkin Industries, Inc. (b)	8,300	482,479
Matrix Service Co. (a)	13,232	152,168
Pioneer Energy Services Corp. (a)	31,735	230,396
SEACOR Holdings, Inc. (a)	10,100	846,380
Tetra Technologies, Inc. (a)	39,930	303,069

		4,503,885

FOOD & STAPLES RETAILING — 1.3%
Casey’s General Stores, Inc.	19,600	1,040,760
Nash Finch Co.	6,214	132,234
Spartan Stores, Inc.	11,205	172,109
The Andersons, Inc.	8,902	381,896

		1,726,999

FOOD PRODUCTS — 2.3%
B&G Foods, Inc.	10,282	291,084
Cal-Maine Foods, Inc.	3,141	126,331
Calavo Growers, Inc. (b)	3,692	93,075
Diamond Foods, Inc. (b)	11,273	154,102

See accompanying notes to financial statements.

161

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

J&J Snack Foods Corp.	3,400	$217,396
Sanderson Farms, Inc.	10,200	485,010
Seneca Foods Corp. (a)	3,971	120,718
Snyders-Lance, Inc.	24,613	593,420
TreeHouse Foods, Inc. (a)	18,500	964,405

		3,045,541

GAS UTILITIES — 3.7%
New Jersey Resources Corp. (b)	21,319	844,659
Northwest Natural Gas Co.	13,794	609,695
Piedmont Natural Gas Co., Inc.	36,882	1,154,775
South Jersey Industries, Inc.	16,000	805,280
Southwest Gas Corp.	23,653	1,003,124
The Laclede Group, Inc. (b)	10,795	416,795

		4,834,328

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
ABIOMED, Inc. (a)	6,800	91,528
CONMED Corp.	14,618	408,573
CryoLife, Inc.	7,913	49,298
Integra LifeSciences Holdings Corp. (a)	4,896	190,797
Invacare Corp.	14,858	242,185
Meridian Bioscience, Inc. (b)	9,773	197,903
Merit Medical Systems, Inc. (a)	12,846	178,559
Natus Medical, Inc. (a)	5,709	63,827
NuVasive, Inc. (a)	22,300	344,758
Palomar Medical Technologies, Inc. (a)	5,285	48,675
SurModics, Inc. (a)	2,746	61,401
Symmetry Medical, Inc. (a)	18,638	196,072
West Pharmaceutical Services, Inc.	6,057	331,621

		2,405,197

HEALTH CARE PROVIDERS & SERVICES — 3.9%
Almost Family, Inc.	4,190	84,889
Amedisys, Inc. (a)	15,647	176,342
AMN Healthcare Services, Inc. (a)	9,528	110,048
AmSurg Corp. (a)	16,197	486,072
Centene Corp. (a)	26,500	1,086,500
Chemed Corp.	3,900	267,501
Corvel Corp. (a)	1,600	71,728
Cross Country Healthcare, Inc. (a)	15,142	72,682
Gentiva Health Services, Inc. (a)	14,638	147,112
Healthways, Inc. (a)(b)	7,468	79,908
IPC The Hospitalist Co. (a)	4,400	174,724
Kindred Healthcare, Inc. (a)	27,222	294,542
LHC Group, Inc. (a)	7,530	160,389
Magellan Health Services, Inc. (a)	14,200	695,800
Molina Healthcare, Inc. (a)	15,307	414,207
PharMerica Corp. (a)	15,107	215,124
PSS World Medical, Inc. (a)	14,199	410,067
The Ensign Group, Inc.	9,000	244,710

		5,192,345

HEALTH CARE TECHNOLOGY — 0.2%
Computer Programs and Systems, Inc.	2,000	100,680
Omnicell, Inc. (a)	6,630	98,588

		199,268

HOTELS, RESTAURANTS & LEISURE — 3.2%
Biglari Holdings, Inc. (a)	620	241,812
BJ’s Restaurants, Inc. (a)(b)	6,700	220,430
Boyd Gaming Corp. (a)(b)	28,928	192,082
CEC Entertainment, Inc.	8,600	285,434
Cracker Barrel Old Country Store, Inc.	12,090	776,903
DineEquity, Inc. (a)	4,700	314,900
Jack in the Box, Inc. (a)	13,654	390,504
Marcus Corp.	9,966	124,276
Marriott Vacations Worldwide Corp. (a)	6,636	276,522
Monarch Casino & Resort, Inc. (a)	4,845	52,859
Pinnacle Entertainment, Inc. (a)	30,516	483,068
Red Robin Gourmet Burgers, Inc. (a)	6,736	237,714
Ruby Tuesday, Inc. (a)	30,880	242,717
Sonic Corp. (a)	13,429	139,796
Texas Roadhouse, Inc. (Class A)	13,792	231,706

		4,210,723

HOUSEHOLD DURABLES — 0.8%
American Greetings Corp. (Class A) (b)	16,458	277,976
Blyth, Inc. (b)	5,816	90,439
Helen of Troy, Ltd. (a)	8,024	267,921
La-Z-Boy, Inc.	10,976	155,310
Standard Pacific Corp. (a)(b)	19,180	140,973
Universal Electronics, Inc. (a)	7,580	146,673

		1,079,292

HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (Class A) (a)	21,436	224,006
WD-40 Co.	3,300	155,463

		379,469

INSURANCE — 4.2%
AMERISAFE, Inc. (a)	9,345	254,651
Employers Holdings, Inc.	9,482	195,140
Horace Mann Educators Corp.	20,088	400,957
Infinity Property & Casualty Corp.	6,000	349,440
Meadowbrook Insurance Group, Inc.	24,079	139,177
National Financial Partners Corp. (a)(b)	20,589	352,895
ProAssurance Corp.	31,400	1,324,766
RLI Corp.	8,700	562,542
Safety Insurance Group, Inc.	6,500	300,105
Selective Insurance Group, Inc.	28,205	543,510
Stewart Information Services Corp. (b)	9,176	238,576
The Navigators Group, Inc. (a)	5,435	277,565
Tower Group, Inc.	17,725	314,973
United Fire Group, Inc.	11,208	244,783

		5,499,080

INTERNET & CATALOG RETAIL — 0.2%
Blue Nile, Inc. (a)(b)	2,600	100,100
NutriSystem, Inc.	15,177	124,300
PetMed Express, Inc. (b)	5,714	63,425

		287,825

INTERNET SOFTWARE & SERVICES — 0.9%
comScore, Inc. (a)	8,800	121,264
Digital River, Inc. (a)	18,306	263,423
j2 Global, Inc.	9,500	290,510
LogMeIn, Inc. (a)	7,400	165,834
QuinStreet, Inc. (a)	13,198	88,691

See accompanying notes to financial statements.

162

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

United Online, Inc.	46,639	$260,712

		1,190,434

IT SERVICES — 1.4%
CACI International, Inc. (Class A) (a)	11,700	643,851
Cardtronics, Inc. (a)	10,474	248,652
CIBER, Inc. (a)	34,212	114,268
CSG Systems International, Inc. (a)	7,588	137,950
Forrester Research, Inc.	4,300	115,240
Heartland Payment Systems, Inc.	7,326	216,117
Higher One Holdings, Inc. (a)(b)	10,000	105,400
TeleTech Holdings, Inc. (a)	11,526	205,163
Virtusa Corp. (a)	4,572	75,118

		1,861,759

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Callaway Golf Co. (b)	21,107	137,195
JAKKS Pacific, Inc.	10,613	132,875

		270,070

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Affymetrix, Inc. (a)(b)	36,180	114,690
Enzo Biochem, Inc. (a)(b)	7,394	19,964

		134,654

MACHINERY — 4.1%
Actuant Corp. (Class A) (b)	11,937	333,162
Albany International Corp. (Class A)	14,814	335,981
Astec Industries, Inc.	10,755	358,464
Barnes Group, Inc.	24,149	542,386
Briggs & Stratton Corp. (b)	24,399	514,331
CIRCOR International, Inc.	8,956	354,568
EnPro Industries, Inc. (a)(b)	4,986	203,927
ESCO Technologies, Inc.	7,227	270,362
Federal Signal Corp. (a)	31,930	242,987
John Bean Technologies Corp.	14,787	262,765
Kaydon Corp.	10,548	252,414
Mueller Industries, Inc.	5,286	264,459
Robbins & Myers, Inc.	9,835	584,691
Tennant Co.	5,584	245,417
Watts Water Technologies, Inc. (Class A)	14,392	618,712

		5,384,626

MEDIA — 1.0%
Arbitron, Inc.	6,700	312,756
Digital Generation, Inc. (a)(b)	6,546	71,090
Harte-Hanks, Inc.	22,159	130,738
Live Nation Entertainment, Inc. (a)	72,499	674,966
The E.W. Scripps Co. (Class A) (a)	14,613	157,966

		1,347,516

METALS & MINING — 2.1%
A.M. Castle & Co. (a)(b)	8,501	125,560
AK Steel Holding Corp. (b)	41,780	192,188
AMCOL International Corp. (b)	8,304	254,767
Century Aluminum Co. (a)(b)	26,391	231,185
Haynes International, Inc.	6,269	325,173
Kaiser Aluminum Corp. (b)	8,645	533,310
Materion Corp.	10,376	267,493
Olympic Steel, Inc. (b)	4,702	104,102
RTI International Metals, Inc. (a)(b)	15,717	433,161
Stillwater Mining Co. (a)	23,980	306,464

		2,773,403

MULTI-UTILITIES — 1.3%
Avista Corp.	30,662	739,261
CH Energy Group, Inc.	4,372	285,142
NorthWestern Corp.	19,030	660,912

		1,685,315

MULTILINE RETAIL — 0.2%
Fred’s, Inc. (Class A)	17,291	230,143

OIL, GAS & CONSUMABLE FUELS — 2.1%
Approach Resources, Inc. (a)	7,800	195,078
Carrizo Oil & Gas, Inc. (a)(b)	8,402	175,770
Cloud Peak Energy, Inc. (a)	31,348	605,957
Comstock Resources, Inc. (a)(b)	13,816	209,036
Contango Oil & Gas Co.	6,500	275,340
PDC Energy, Inc. (a)	9,660	320,809
Penn Virginia Corp. (b)	27,916	123,109
PetroQuest Energy, Inc. (a)	13,046	64,578
Stone Energy Corp. (a)	25,329	519,751
Swift Energy Co. (a)	21,860	336,425

		2,825,853

PAPER & FOREST PRODUCTS — 1.9%
Buckeye Technologies, Inc.	19,782	567,941
Clearwater Paper Corp. (a)	11,880	465,221
KapStone Paper and Packaging Corp.	19,692	436,966
Neenah Paper, Inc.	3,420	97,367
P.H. Glatfelter Co.	21,976	384,140
Schweitzer-Mauduit International, Inc.	9,500	370,785
Wausau Paper Corp.	23,827	206,342

		2,528,762

PHARMACEUTICALS — 0.2%
Hi-Tech Pharmacal Co., Inc. (a)(b)	5,700	199,386

PROFESSIONAL SERVICES — 1.7%
CDI Corp. (b)	7,105	121,709
Exponent, Inc. (a)	3,000	167,490
Heidrick & Struggles International, Inc.	8,420	128,489
Insperity, Inc.	11,408	371,444
Kelly Services, Inc. (Class A)	13,751	216,441
Korn/Ferry International (a)	24,640	390,790
Navigant Consulting, Inc. (a)	26,474	295,450
Resources Connection, Inc.	8,682	103,663
The Dolan Co. (a)	14,800	57,572
TrueBlue, Inc. (a)	20,838	328,199

		2,181,247

REAL ESTATE INVESTMENT TRUSTS — 8.6%
Acadia Realty Trust	11,137	279,316
Cedar Realty Trust, Inc. (b)	15,710	82,949
Colonial Properties Trust	25,437	543,589
Cousins Properties, Inc.	22,268	185,938
DiamondRock Hospitality Co.	100,124	901,116
EastGroup Properties, Inc.	6,800	365,908
EPR Properties	24,008	1,107,009
Franklin Street Properties Corp.	36,933	454,645
Getty Realty Corp. (b)	7,984	144,191
Government Properties Income Trust	13,724	328,964
Healthcare Realty Trust, Inc.	20,531	492,949

See accompanying notes to financial statements.

163

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Inland Real Estate Corp.	20,295	$170,072
Kilroy Realty Corp.	20,206	957,158
Kite Realty Group Trust	36,529	204,197
LaSalle Hotel Properties	48,480	1,230,907
Lexington Realty Trust (b)	45,151	471,828
LTC Properties, Inc.	7,972	280,535
Medical Properties Trust, Inc. (b)	37,505	448,560
Mid-America Apartment Communities, Inc.	11,000	712,250
Parkway Properties, Inc.	10,098	141,271
Pennsylvania Real Estate Investment Trust	10,815	190,777
PS Business Parks, Inc.	4,100	266,418
Saul Centers, Inc.	2,584	110,569
Sovran Self Storage, Inc.	5,748	356,951
Tanger Factory Outlet Centers, Inc.	21,142	723,057
Urstadt Biddle Properties, Inc. (Class A)	6,805	133,922

		11,285,046

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Forestar Group, Inc. (a)	17,770	307,954

ROAD & RAIL — 0.4%
Arkansas Best Corp. (b)	11,934	113,970
Heartland Express, Inc. (b)	12,490	163,244
Knight Transportation, Inc.	15,115	221,132

		498,346

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
ATMI, Inc. (a)	8,164	170,464
Brooks Automation, Inc.	33,964	273,410
Cabot Microelectronics Corp. (a)(b)	5,900	209,509
CEVA, Inc. (a)	7,000	110,250
Cohu, Inc.	11,667	126,470
Diodes, Inc. (a)	7,198	124,885
DSP Group, Inc. (a)	11,666	67,196
GT Advanced Technologies, Inc. (a)	61,000	184,220
Kopin Corp. (a)	20,240	67,399
Micrel, Inc. (b)	12,796	121,562
MKS Instruments, Inc.	13,776	355,145
Pericom Semiconductor Corp. (a)	11,011	88,418
Power Integrations, Inc.	7,400	248,714
Rubicon Technology, Inc. (a)	8,800	53,768
Sigma Designs, Inc. (a)	10,623	54,709
STR Holdings, Inc. (a)	19,824	49,957
Supertex, Inc.	5,339	93,700
Tessera Technologies, Inc.	26,808	440,188
TriQuint Semiconductor, Inc. (a)	85,182	412,281
Volterra Semiconductor Corp. (a)	4,500	77,265

		3,329,510

SOFTWARE — 1.6%
Blackbaud, Inc.	11,800	269,394
Bottomline Technologies, Inc. (a)	8,280	218,509
Ebix, Inc. (b)	8,400	134,988
EPIQ Systems, Inc.	16,387	209,426
MicroStrategy, Inc. (a)	2,000	186,760
Monotype Imaging Holdings, Inc.	7,607	121,560
Progress Software Corp. (a)	19,618	411,782
Quality Systems, Inc.	10,800	187,488
Synchronoss Technologies, Inc. (a)	7,100	149,739
Take-Two Interactive Software, Inc. (a)	21,814	240,172

		2,129,818

SPECIALTY RETAIL — 5.4%
Big 5 Sporting Goods Corp.	8,653	113,354
Brown Shoe Co., Inc. (b)	11,024	202,511
Christopher & Banks Corp. (a)	8,305	45,262
Coldwater Creek, Inc. (a)(b)	4,654	22,386
Genesco, Inc. (a)	12,400	682,000
Group 1 Automotive, Inc. (b)	10,967	679,844
Haverty Furniture Cos., Inc.	5,770	94,109
Hot Topic, Inc. (b)	13,395	129,262
Jos. A. Bank Clothiers, Inc. (a)(b)	14,300	608,894
Kirkland’s, Inc. (a)	7,714	81,691
Lithia Motors, Inc. (Class A)	5,269	197,166
MarineMax, Inc. (a)	12,472	111,500
Monro Muffler Brake, Inc.	8,700	304,239
OfficeMax, Inc.	44,474	434,066
Pep Boys-Manny, Moe & Jack	27,572	271,033
Sonic Automotive, Inc. (Class A) (b)	18,793	392,586
Stage Stores, Inc.	6,173	152,967
Stein Mart, Inc.	14,735	111,102
The Buckle, Inc.	5,300	236,592
The Cato Corp. (Class A)	13,767	377,629
The Children’s Place Retail Stores, Inc. (a)	12,100	535,909
The Finish Line, Inc. (Class A)	26,057	493,259
The Men’s Wearhouse, Inc.	24,444	761,675
Zale Corp. (a)(b)	7,030	28,893
Zumiez, Inc. (a)	4,090	79,387

		7,147,316

TEXTILES, APPAREL & LUXURY GOODS — 2.2%
Crocs, Inc. (a)	17,746	255,365
Fifth & Pacific Cos, Inc. (a)	30,771	383,099
Iconix Brand Group, Inc. (a)	18,218	406,626
K-Swiss, Inc. (Class A) (a)	13,360	44,890
Maidenform Brands, Inc. (a)	12,086	235,556
Perry Ellis International, Inc.	6,097	121,330
Quiksilver, Inc. (a)	63,956	271,813
Skechers U.S.A., Inc. (a)	19,545	361,582
True Religion Apparel, Inc.	12,400	315,208
Wolverine World Wide, Inc. (b)	11,000	450,780

		2,846,249

THRIFTS & MORTGAGE FINANCE — 1.2%
Bank Mutual Corp.	22,777	97,941
Brookline Bancorp, Inc.	14,018	119,153
Dime Community Bancshares	6,544	90,896
Northwest Bancshares, Inc.	50,294	610,570
Provident Financial Services, Inc.	27,626	412,180
TrustCo Bank Corp. NY (b)	48,272	254,876

		1,585,616

TOBACCO — 0.1%
Alliance One International, Inc. (a)(b)	42,210	153,644

TRADING COMPANIES & DISTRIBUTORS — 0.6%
Applied Industrial Technologies, Inc.	10,945	459,800

See accompanying notes to financial statements.

164

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Kaman Corp. (b)	8,463	$311,438

		771,238

WATER UTILITIES — 0.2%
American States Water Co.	4,300	206,314

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
NTELOS Holdings Corp.	8,024	105,195
USA Mobility, Inc.	11,365	132,743

		237,938

TOTAL COMMON STOCKS —
(Cost $133,863,503)		131,491,693

SHORT TERM INVESTMENTS — 7.7%
MONEY MARKET FUNDS — 7.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	8,487,941	8,487,941
State Street Institutional Liquid Reserves Fund 0.17% (e)(f)	1,662,465	1,662,465

TOTAL SHORT TERM INVESTMENTS —
(Cost $10,150,406)		10,150,406

TOTAL INVESTMENTS — 107.4% (g)
(Cost $144,013,909)		141,642,099
OTHER ASSETS & LIABILITIES — (7.4)%		(9,805,729)

NET ASSETS — 100.0%		$131,836,370

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

165

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 1.4%
BHP Billiton, Ltd.	16,917	$651,595
National Australia Bank, Ltd.	22,044	572,152

		1,223,747

BELGIUM — 0.7%
Anheuser-Busch InBev NV	6,874	595,781

BRAZIL — 1.8%
Cia Energetica de Minas Gerais	44,419	490,290
Petroleo Brasileiro SA ADR	24,889	480,358
Petroleo Brasileiro SA Preference Shares	1,500	14,301
Vale SA Preference Shares	31,677	632,302

		1,617,251

CANADA — 1.9%
Canadian Oil Sands, Ltd.	25,944	525,550
Potash Corp. of Saskatchewan, Inc. (a)	13,687	556,442
Royal Bank of Canada (a)	10,148	610,287

		1,692,279

CHINA — 3.2%
China Construction Bank Corp.	900,347	722,522
China Petroleum & Chemical Corp.	633,299	717,388
Industrial & Commercial Bank of China	1,049,254	744,550
PetroChina Co., Ltd.	475,487	673,584

		2,858,044

DENMARK — 0.6%
Vestas Wind Systems A/S (a)(b)	96,806	545,005

FINLAND — 0.7%
Sampo Oyj (Class A)	18,897	606,402

FRANCE — 6.3%
BNP Paribas	11,720	658,008
Carrefour SA	26,697	680,892
Compagnie de Saint-Gobain	15,787	670,614
GDF Suez	22,993	472,140
LVMH Moet Hennessy Louis Vuitton SA	3,650	667,928
Societe Generale (b)	18,769	701,275
Total SA	10,972	564,299
Veolia Environnement SA	48,063	580,118
Vinci SA	12,651	599,780

		5,595,054

GERMANY — 4.7%
Allianz SE	4,758	657,405
BASF SE	6,900	647,249
Daimler AG	11,626	633,341
Deutsche Bank AG	13,931	605,181
E.ON SE	22,976	426,808
SAP AG	8,242	659,473
Siemens AG	5,726	620,541

		4,249,998

HONG KONG — 3.3%
China Mobile, Ltd.	55,547	646,783
China Unicom (Hong Kong), Ltd. (a)	347,372	556,630
CLP Holdings, Ltd.	70,286	588,071
Esprit Holdings, Ltd. (a)	382,079	529,429
Hutchison Whampoa, Ltd.	61,693	643,925

		2,964,838

INDIA — 2.8%
Bharti Airtel, Ltd.	127,198	736,165
Infosys Technologies, Ltd. ADR	12,565	531,499
Reliance Industries, Ltd.	11,321	172,956
Reliance Industries, Ltd. GDR (c)	14,430	440,404
Tata Steel, Ltd. GDR	82,826	658,467

		2,539,491

ITALY — 1.4%
Assicurazioni Generali SpA	36,081	653,601
UniCredit SpA (a)(b)	121,392	593,120

		1,246,721

JAPAN — 10.8%
Bridgestone Corp.	23,571	606,279
Canon, Inc. (a)	16,697	644,978
Honda Motor Co., Ltd.	17,089	621,580
Komatsu, Ltd.	28,285	714,444
Mitsubishi Corp.	30,955	589,636
Mitsubishi UFJ Financial Group, Inc. (a)	121,539	648,002
Mitsui & Co., Ltd.	40,175	596,132
Mizuho Financial Group, Inc.	342,371	621,665
Nintendo Co., Ltd.	4,956	525,606
Nippon Steel Corp.	271,067	658,348
Panasonic Corp. (a)	82,002	495,056
Seven & I Holdings Co., Ltd.	18,820	530,438
Sony Corp.	47,904	530,759
Takeda Pharmaceutical Co., Ltd.	12,289	547,899
Toshiba Corp.	177,523	691,901
Toyota Motor Corp.	14,164	656,067

		9,678,790

LUXEMBOURG — 0.7%
ArcelorMittal	36,590	623,988

MEXICO — 0.6%
America Movil SAB de CV (a)	463,826	532,189

NETHERLANDS ANTILLES — 0.6%
Schlumberger, Ltd.	7,661	530,831

PORTUGAL — 0.7%
EDP — Energias de Portugal SA	203,023	612,954

RUSSIA — 0.6%
Gazprom OAO ADR	57,646	545,331

SOUTH KOREA — 1.5%
LG Electronics, Inc. (a)(b)	8,867	609,589
Samsung Electronics Co., Ltd. GDR	994	700,770

		1,310,359

SPAIN — 2.0%
Banco Bilbao Vizcaya Argentaria SA	69,986	642,196
Banco Santander SA	74,997	603,144
Telefonica SA	39,655	532,745

		1,778,085

SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson (Class B)	61,630	616,731

See accompanying notes to financial statements.

166

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

SWITZERLAND — 4.2%
ABB, Ltd. (b)	30,017	$614,867
Credit Suisse Group AG (b)	25,975	631,675
Nestle SA	9,276	603,976
Novartis AG	9,802	615,202
Roche Holding AG	3,109	624,959
UBS AG (b)	45,227	705,074

		3,795,753

TAIWAN — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	40,447	694,071

UNITED KINGDOM — 7.2%
Anglo American PLC	18,806	578,980
AstraZeneca PLC	12,349	584,033
BAE Systems PLC	106,601	583,781
BP PLC	80,797	557,914
GlaxoSmithKline PLC	24,967	541,795
HSBC Holdings PLC	63,262	665,223
National Grid PLC	52,403	598,823
Rio Tinto PLC	11,678	666,574
Royal Dutch Shell PLC (Class A)	16,371	560,632
Tesco PLC	105,055	573,777
Vodafone Group PLC	202,613	508,677

		6,420,209

UNITED STATES — 40.3%
3M Co.	6,286	583,655
Abbott Laboratories	8,377	548,693
Alcoa, Inc.	60,135	521,972
Amazon.com, Inc. (b)	2,218	557,028
American Express Co.	9,806	563,649
Amgen, Inc.	6,946	599,579
Apple, Inc.	866	461,604
AT&T, Inc.	15,188	511,987
Bank of America Corp.	61,626	714,862
Baxter International, Inc.	9,547	636,403
Carnival Corp.	15,329	563,647
Caterpillar, Inc.	6,457	578,418
Chevron Corp.	4,954	535,726
Cisco Systems, Inc.	29,901	587,555
Colgate-Palmolive Co.	5,524	577,479
ConocoPhillips	10,060	583,379
Deere & Co.	7,221	624,039
E. I. du Pont de Nemours & Co.	11,310	508,611
eBay, Inc. (b)	11,854	604,791
Express Scripts Holding Co. (b)	9,188	496,152
Exxon Mobil Corp.	6,347	549,333
FedEx Corp.	6,412	588,109
Freeport-McMoRan Copper & Gold, Inc.	13,856	473,875
General Electric Co.	26,316	552,373
Gilead Sciences, Inc. (b)	9,690	711,730
Google, Inc. (Class A) (b)	836	593,033
Hewlett-Packard Co.	31,745	452,366
Honeywell International, Inc.	9,489	602,267
Intel Corp.	24,764	510,881
International Business Machines Corp.	2,801	536,532
Johnson & Johnson	8,491	595,219
JPMorgan Chase & Co.	13,995	615,360
McDonald’s Corp.	6,322	557,664
Medtronic, Inc.	13,679	561,113
Merck & Co., Inc.	12,983	531,524
Microsoft Corp.	18,711	500,145
Mondelez International, Inc. (Class A)	14,442	367,838
Monsanto Co.	6,447	610,209
News Corp. (Class A)	23,757	606,754
NIKE, Inc. (Class B)	11,682	602,791
Pfizer, Inc.	23,892	599,211
Philip Morris International, Inc.	6,428	537,638
QUALCOMM, Inc.	9,049	561,219
Southwest Airlines Co.	63,566	650,916
Starbucks Corp.	11,208	600,973
The Bank of New York Mellon Corp.	24,685	634,404
The Boeing Co.	8,090	609,662
The Coca-Cola Co.	15,104	547,520
The Goldman Sachs Group, Inc.	4,810	613,564
The Home Depot, Inc.	9,941	614,851
The NASDAQ OMX Group, Inc.	23,949	598,964
The Procter & Gamble Co.	8,386	569,325
The Travelers Cos., Inc.	8,446	606,592
The Walt Disney Co.	11,011	548,238
The Williams Cos., Inc.	16,689	546,398
Time Warner, Inc.	13,048	624,086
United Parcel Service, Inc. (Class B)	7,764	572,440
United Technologies Corp.	7,206	590,964
UnitedHealth Group, Inc.	10,731	582,049
Verizon Communications, Inc.	12,704	549,702
Visa, Inc. (Class A)	4,305	652,552
Wal-Mart Stores, Inc.	7,719	526,667
Wells Fargo & Co.	16,295	556,963

		35,973,243

TOTAL COMMON STOCKS —
(Cost $97,097,242)		88,847,145

SHORT TERM INVESTMENTS — 3.2%
MONEY MARKET FUNDS — 3.2%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,212,771	2,212,771
State Street Institutional Liquid Reserves Fund 0.17% (e)(f)	602,721	602,721

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,815,492)		2,815,492

TOTAL INVESTMENTS — 102.7% (g)
(Cost $99,912,734)		91,662,637
OTHER ASSETS & LIABILITIES — (2.7)%		(2,412,574)

NET ASSETS — 100.0%		$89,250,063

See accompanying notes to financial statements.

167

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of December 31, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investment of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

168

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
DIVERSIFIED REITS — 5.6%
Colonial Properties Trust	378,123	$8,080,489
Cousins Properties, Inc.	412,910	3,447,798
Liberty Property Trust	539,822	19,309,433
PS Business Parks, Inc.	82,085	5,333,883
Vornado Realty Trust	773,417	61,935,233
Washington Real Estate Investment Trust (a)	302,771	7,917,462

		106,024,298

INDUSTRIAL REITS — 5.7%
DCT Industrial Trust, Inc. (a)	1,229,186	7,977,417
DuPont Fabros Technology, Inc.	288,573	6,971,924
EastGroup Properties, Inc.	136,166	7,327,092
First Industrial Realty Trust, Inc. (a)(b)	408,117	5,746,287
First Potomac Realty Trust (a)	238,299	2,945,376
ProLogis	2,104,348	76,787,659

		107,755,755

OFFICE REITS — 15.3%
Alexandria Real Estate Equities, Inc.	290,792	20,157,701
BioMed Realty Trust, Inc. (a)	704,559	13,619,126
Boston Properties, Inc.	688,831	72,885,208
Brandywine Realty Trust (a)	654,949	7,983,828
CommonWealth REIT	382,046	6,051,609
Corporate Office Properties Trust	368,897	9,215,047
Digital Realty Trust, Inc. (a)	563,201	38,235,716
Douglas Emmett, Inc.	597,608	13,924,266
Duke Realty Corp.	1,255,702	17,416,587
Franklin Street Properties Corp. (a)	328,961	4,049,510
Highwoods Properties, Inc. (a)	358,581	11,994,534
Kilroy Realty Corp. (a)	340,541	16,131,427
Mack-Cali Realty Corp.	379,264	9,902,583
Parkway Properties, Inc. (a)	154,716	2,164,477
Piedmont Office Realty Trust, Inc. (Class A)	766,341	13,832,455
SL Green Realty Corp.	412,572	31,623,644

		289,187,718

RESIDENTIAL REITS — 18.6%
American Campus Communities, Inc.	477,701	22,036,347
Apartment Investment & Management Co. (Class A)	664,464	17,980,396
AvalonBay Communities, Inc.	522,239	70,810,386
BRE Properties, Inc.	350,854	17,833,909
Camden Property Trust	384,024	26,194,277
Education Realty Trust, Inc.	516,878	5,499,582
Equity Lifestyle Properties, Inc.	177,780	11,962,816
Equity Residential	1,468,920	83,243,696
Essex Property Trust, Inc.	166,751	24,454,034
Home Properties, Inc.	233,963	14,344,272
Mid-America Apartment Communities, Inc.	192,954	12,493,772
Post Properties, Inc.	248,423	12,408,729
Sun Communities, Inc. (a)	124,678	4,973,405
UDR, Inc.	1,142,026	27,157,378

		351,392,999

RETAIL REITS — 26.8%
Acadia Realty Trust (a)	231,333	5,801,832
CBL & Associates Properties, Inc.	735,175	15,593,062
Cedar Realty Trust, Inc. (a)	254,025	1,341,252
DDR Corp. (a)	1,103,159	17,275,470
Equity One, Inc.	281,710	5,918,727
Federal Realty Investment Trust	295,100	30,696,302
General Growth Properties, Inc.	2,057,590	40,843,162
Glimcher Realty Trust	648,422	7,191,000
Inland Real Estate Corp.	362,251	3,035,663
Kimco Realty Corp. (a)	1,861,021	35,954,926
Kite Realty Group Trust	333,610	1,864,880
Pennsylvania Real Estate Investment Trust	239,875	4,231,395
Ramco-Gershenson Properties Trust	218,214	2,904,428
Regency Centers Corp.	412,693	19,446,094
Rouse Properties, Inc. (a)	106,410	1,800,457
Saul Centers, Inc.	59,359	2,539,972
Simon Property Group, Inc.	1,412,339	223,276,673
Tanger Factory Outlet Centers, Inc.	428,727	14,662,463
Taubman Centers, Inc.	281,672	22,173,220
The Macerich Co.	623,708	36,362,176
Weingarten Realty Investors (a)	509,774	13,646,650

		506,559,804

SPECIALIZED REITS — 27.7%
Ashford Hospitality Trust, Inc. (a)	282,723	2,971,419
CubeSmart	543,114	7,913,171
DiamondRock Hospitality Co.	890,991	8,018,919
Extra Space Storage, Inc.	467,620	17,016,692
FelCor Lodging Trust, Inc. (b)	517,891	2,418,551
HCP, Inc.	2,063,929	93,248,312
Health Care REIT, Inc.	1,185,630	72,667,263
Healthcare Realty Trust, Inc. (a)	398,235	9,561,622
Hersha Hospitality Trust	787,391	3,936,955
Hospitality Properties Trust	564,466	13,219,794
Host Hotels & Resorts, Inc.	3,308,961	51,851,419
LaSalle Hotel Properties	430,402	10,927,907
LTC Properties, Inc.	139,073	4,893,979
Pebblebrook Hotel Trust (a)	277,493	6,410,088
Public Storage	658,318	95,429,777
Senior Housing Properties Trust	806,086	19,055,873
Sovran Self Storage, Inc.	138,915	8,626,621
Sunstone Hotel Investors, Inc. (b)	623,536	6,678,070
Universal Health Realty Income Trust	57,875	2,929,054
Ventas, Inc.	1,349,401	87,333,233

		525,108,719

TOTAL COMMON STOCKS —
(Cost $1,707,566,815)		1,886,029,293

SHORT TERM INVESTMENTS — 4.4%
MONEY MARKET FUNDS — 4.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	63,370,606	63,370,606

See accompanying notes to financial statements.

169

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	20,093,937	$20,093,937

TOTAL SHORT TERM INVESTMENTS —
(Cost $83,464,543)		83,464,543

TOTAL INVESTMENTS — 104.1% (f)
(Cost $1,791,031,358)		1,969,493,836
OTHER ASSETS & LIABILITIES — (4.1)%		(77,322,733)

NET ASSETS — 100.0%		$1,892,171,103

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

170

SPDR S&P Bank ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
ASSET MANAGEMENT & CUSTODY BANKS — 5.1%
Northern Trust Corp.	870,530	$43,665,784
The Bank of New York Mellon Corp.	1,659,274	42,643,342

		86,309,126

DIVERSIFIED BANKS — 7.6%
Comerica, Inc.	1,431,144	43,420,909
U.S. Bancorp	1,306,311	41,723,573
Wells Fargo & Co.	1,237,337	42,292,179

		127,436,661

OTHER DIVERSIFIED FINANCIAL SERVICES — 7.7%
Bank of America Corp.	3,876,963	44,972,771
Citigroup, Inc.	1,090,885	43,155,411
JPMorgan Chase & Co.	958,121	42,128,580

		130,256,762

REGIONAL BANKS — 66.8%
Associated Banc-Corp.	3,219,595	42,241,086
Bank of Hawaii Corp. (a)	941,637	41,479,110
BB&T Corp.	1,449,898	42,206,531
CapitalSource, Inc.	5,375,859	40,749,011
CIT Group, Inc. (b)	1,081,458	41,787,537
City National Corp. (a)	842,268	41,709,111
Commerce Bancshares, Inc.	1,168,312	40,961,019
Cullen/Frost Bankers, Inc. (a)	761,410	41,321,721
East West Bancorp, Inc.	1,956,931	42,054,447
Fifth Third Bancorp	2,856,361	43,388,124
First Horizon National Corp. (a)	4,363,570	43,242,979
First Republic Bank	1,281,040	41,992,491
Fulton Financial Corp.	3,701,038	35,566,975
Hancock Holding Co.	1,261,758	40,048,199
Huntington Bancshares, Inc.	6,658,768	42,549,528
Keycorp	5,039,081	42,429,062
M&T Bank Corp.	418,909	41,249,969
PNC Financial Services Group, Inc.	734,424	42,824,264
Popular, Inc. (b)	2,016,589	41,924,885
Prosperity Bancshares, Inc. (a)	981,719	41,232,198
Regions Financial Corp.	6,122,082	43,589,224
Signature Bank (b)	598,130	42,670,594
SunTrust Banks, Inc.	1,515,274	42,958,018
SVB Financial Group (b)	763,096	42,710,483
TCF Financial Corp. (a)	3,502,800	42,559,020
Valley National Bancorp (a)	3,836,487	35,679,329
Zions Bancorporation (a)	1,991,135	42,610,289

		1,123,735,204

THRIFTS & MORTGAGE FINANCE — 12.4%
First Niagara Financial Group, Inc.	5,368,821	42,574,751
Hudson City Bancorp, Inc.	5,133,692	41,736,916
New York Community Bancorp, Inc. (a)	3,217,061	42,143,499
Ocwen Financial Corp. (b)	1,188,963	41,126,230
People’s United Financial, Inc. (a)	3,373,190	40,781,867

		208,363,263

TOTAL COMMON STOCKS —
(Cost $1,702,393,139)		1,676,101,016

SHORT TERM INVESTMENTS — 7.4%
MONEY MARKET FUNDS — 7.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	104,231,373	104,231,373
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	20,955,607	20,955,607

TOTAL SHORT TERM INVESTMENTS —
(Cost $125,186,980)		125,186,980

TOTAL INVESTMENTS — 107.0% (f)
(Cost $1,827,580,119)		1,801,287,996
OTHER ASSETS & LIABILITIES — (7.0)%		(117,662,155)

NET ASSETS — 100.0%		$1,683,625,841

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

171

SPDR S&P Capital Markets ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
ASSET MANAGEMENT & CUSTODY BANKS — 63.4%
Affiliated Managers Group, Inc. (a)(b)	4,199	$546,500
American Capital, Ltd. (a)	44,025	528,300
Ameriprise Financial, Inc.	8,773	549,453
Apollo Investment Corp. (b)	59,577	498,064
Ares Capital Corp.	31,781	556,167
BlackRock Kelso Capital Corp. (b)	19,586	197,035
BlackRock, Inc.	2,665	550,882
Cohen & Steers, Inc. (b)	7,153	217,952
Eaton Vance Corp. (b)	17,326	551,833
Federated Investors, Inc. (Class B) (b)	27,306	552,400
Fifth Street Finance Corp.	41,813	435,691
Financial Engines, Inc. (a)	8,004	222,111
Franklin Resources, Inc.	4,229	531,585
Hercules Technology Growth Capital, Inc. (b)	12,226	136,075
Invesco, Ltd.	21,096	550,395
Janus Capital Group, Inc. (b)	65,025	554,013
Legg Mason, Inc. (b)	21,416	550,820
Main Street Capital Corp. (b)	11,554	352,513
MCG Capital Corp. (b)	16,599	76,355
Northern Trust Corp. (b)	11,399	571,774
PennantPark Investment Corp. (b)	28,681	315,348
Prospect Capital Corp.	50,438	548,261
SEI Investments Co. (b)	24,205	564,945
State Street Corp. (c)	11,817	555,517
T. Rowe Price Group, Inc.	8,395	546,766
The Bank of New York Mellon Corp.	21,727	558,384
TICC Capital Corp.	16,444	166,413
Triangle Capital Corp. (b)	10,237	260,941
Virtus Investment Partners, Inc. (a)	1,257	152,022
Waddell & Reed Financial, Inc. (Class A) (b)	16,217	564,676

		12,963,191

INVESTMENT BANKING & BROKERAGE — 33.4%
BGC Partners, Inc. (Class A) (b)	61,311	212,136
E*TRADE Financial Corp. (a)	64,478	577,078
Evercore Partners, Inc. (Class A)	9,008	271,952
Greenhill & Co., Inc. (b)	10,389	540,124
Investment Technology Group, Inc. (a)(b)	8,331	74,979
Jefferies Group, Inc.	29,674	551,046
KBW, Inc.	23,643	361,738
Lazard, Ltd. (Class A)	17,987	536,732
LPL Investment Holdings, Inc.	13,345	375,795
Morgan Stanley	29,756	568,935
Piper Jaffray Co., Inc. (a)(b)	3,280	105,387
Raymond James Financial, Inc.	14,338	552,443
Stifel Financial Corp. (a)	13,057	417,432
TD Ameritrade Holding Corp. (b)	32,414	544,879
The Charles Schwab Corp.	39,205	562,984
The Goldman Sachs Group, Inc.	4,500	574,020

		6,827,660

MORTGAGE REIT’S — 2.5%
Walter Investment Management Corp. (a)	11,997	516,111

TOTAL COMMON STOCKS —
(Cost $23,749,513)		20,306,962

SHORT TERM INVESTMENTS — 18.0%
MONEY MARKET FUNDS — 18.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,200,856	3,200,856
State Street Institutional Liquid Reserves Fund 0.17% (e)(f)	487,017	487,017

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,687,873)		3,687,873

TOTAL INVESTMENTS — 117.3% (g)
(Cost $27,437,386)		23,994,835
OTHER ASSETS & LIABILITIES — (17.3)%		(3,546,902)

NET ASSETS — 100.0%		$20,447,933

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Affiliated issuer. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

172

SPDR S&P Insurance ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
INSURANCE BROKERS — 9.0%
Aon PLC	57,572	$3,201,003
Arthur J. Gallagher & Co.	91,878	3,183,573
Brown & Brown, Inc.	125,562	3,196,808
Marsh & McLennan Cos., Inc.	94,381	3,253,313

		12,834,697

LIFE & HEALTH INSURANCE — 20.8%
Aflac, Inc.	60,594	3,218,753
CNO Financial Group, Inc. (a)	348,680	3,253,184
Lincoln National Corp.	127,606	3,304,995
MetLife, Inc.	101,628	3,347,626
Principal Financial Group, Inc.	117,630	3,354,808
Protective Life Corp. (a)	116,818	3,338,659
Prudential Financial, Inc.	63,533	3,388,215
Torchmark Corp.	63,965	3,305,072
Unum Group	155,327	3,233,908

		29,745,220

MULTI-LINE INSURANCE — 16.3%
American Financial Group, Inc.	82,212	3,249,018
American International Group, Inc. (b)	95,329	3,365,114
Assurant, Inc.	93,670	3,250,349
Genworth Financial, Inc. (Class A) (b)	464,886	3,491,294
Hartford Financial Services Group, Inc.	151,982	3,410,476
HCC Insurance Holdings, Inc.	88,858	3,306,406
Loews Corp.	79,587	3,243,170

		23,315,827

PROPERTY & CASUALTY INSURANCE — 35.8%
ACE, Ltd.	40,793	3,255,281
Alleghany Corp. (b)	9,871	3,310,931
Allied World Assurance Company Holdings, Ltd.	40,702	3,207,318
Aspen Insurance Holdings, Ltd.	104,064	3,338,373
Assured Guaranty, Ltd.	229,978	3,272,587
Axis Capital Holdings, Ltd.	90,899	3,148,741
Cincinnati Financial Corp.	81,667	3,198,080
Fidelity National Financial, Inc. (Class A)	141,855	3,340,685
First American Financial Corp.	138,050	3,325,625
Old Republic International Corp.	304,961	3,247,835
ProAssurance Corp.	63,635	2,684,761
The Allstate Corp.	80,533	3,235,011
The Chubb Corp.	42,369	3,191,233
The Progressive Corp.	154,154	3,252,649
The Travelers Cos., Inc.	44,093	3,166,759
W.R. Berkley Corp. (a)	82,961	3,130,948

		51,306,817

REINSURANCE — 18.0%
Alterra Capital Holdings, Ltd.	96,205	2,712,019
Arch Capital Group, Ltd. (a)(b)	73,591	3,239,476
Everest Re Group, Ltd.	30,568	3,360,952
PartnerRe, Ltd.	39,688	3,194,487
Reinsurance Group of America, Inc.	62,774	3,359,665
RenaissanceRe Holdings, Ltd.	40,994	3,331,172
Validus Holdings, Ltd.	93,309	3,226,625
XL Group PLC	133,204	3,338,092

		25,762,488

TOTAL COMMON STOCKS —
(Cost $143,035,658)		142,965,049

SHORT TERM INVESTMENTS — 3.8%
MONEY MARKET FUNDS — 3.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	3,471,890	3,471,890
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	1,988,668	1,988,668

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,460,558)		5,460,558

TOTAL INVESTMENTS — 103.7% (f)
(Cost $148,496,216)		148,425,607
OTHER ASSETS & LIABILITIES — (3.7)%		(5,321,937)

NET ASSETS — 100.0%		$143,103,670

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

173

SPDR S&P Mortgage Finance ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
HOUSEHOLD DURABLES — 23.8%
D.R. Horton, Inc. (a)	6,425	$127,087
Lennar Corp. (Class A) (a)	3,227	124,788
M.D.C. Holdings, Inc. (a)	3,519	129,358
NVR, Inc. (a)(b)	131	120,520
Pulte Group, Inc. (a)(b)	7,025	127,574
Standard Pacific Corp. (a)(b)	18,383	135,115
The Ryland Group, Inc. (a)	3,582	130,743
Toll Brothers, Inc. (a)(b)	3,903	126,184

		1,021,369

INSURANCE — 56.8%
ACE, Ltd.	1,518	121,136
Allied World Assurance Company Holdings, Ltd. (a)	1,446	113,945
Amtrust Financial Services, Inc. (a)	1,792	51,412
Arch Capital Group, Ltd. (a)(b)	2,738	120,527
Aspen Insurance Holdings, Ltd. (a)	3,495	112,120
Assured Guaranty, Ltd.	8,558	121,780
Axis Capital Holdings, Ltd.	3,382	117,152
Cincinnati Financial Corp. (a)	3,039	119,007
CNA Financial Corp.	1,165	32,632
Employers Holdings, Inc. (a)	891	18,337
Fidelity National Financial, Inc. (Class A)	5,279	124,320
First American Financial Corp. (a)	5,137	123,750
MBIA, Inc. (a)(b)	15,146	118,896
Mercury General Corp.	1,398	55,487
Old Republic International Corp. (a)	11,348	120,856
ProAssurance Corp.	1,888	79,655
RLI Corp. (a)	604	39,055
The Allstate Corp.	2,997	120,390
The Chubb Corp. (a)	1,582	119,156
The Hanover Insurance Group, Inc. (a)	2,271	87,979
The Progressive Corp. (a)	5,736	121,030
The Travelers Cos., Inc.	1,641	117,857
Tower Group, Inc. (a)	2,237	39,751
W.R. Berkley Corp.	3,097	116,881
XL Group PLC	4,957	124,222

		2,437,333

THRIFTS & MORTGAGE FINANCE — 18.6%
Astoria Financial Corp.	4,851	45,405
Brookline Bancorp, Inc. (a)	1,945	16,533
Capitol Federal Financial, Inc.	7,262	84,893
Hudson City Bancorp, Inc.	15,070	122,519
New York Community Bancorp, Inc. (a)	9,444	123,716
Northwest Bancshares, Inc. (a)	3,103	37,671
Ocwen Financial Corp. (b)	3,490	120,719
Oritani Financial Corp. (a)	1,384	21,203
People’s United Financial, Inc. (a)	9,902	119,715
Provident Financial Services, Inc. (a)	1,383	20,634
TFS Financial Corp. (b)	2,194	21,106
Washington Federal, Inc.	3,629	61,221

		795,335

TOTAL COMMON STOCKS —
(Cost $3,372,398)		4,254,037

SHORT TERM INVESTMENTS — 25.9%
MONEY MARKET FUNDS — 25.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	1,027,148	1,027,148
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	83,776	83,776

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,110,924)		1,110,924

TOTAL INVESTMENTS — 125.1% (f)
(Cost $4,483,322)		5,364,961
OTHER ASSETS & LIABILITIES — (25.1)%		(1,075,037)

NET ASSETS — 100.0%		$4,289,924

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

174

SPDR S&P Regional Banking ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
REGIONAL BANKS — 95.3%
Associated Banc-Corp.	1,612,671	$21,158,244
BancorpSouth, Inc.	1,269,450	18,457,803
Bank of Hawaii Corp. (a)	471,686	20,777,768
Bank of the Ozarks, Inc.	326,718	10,935,251
Banner Corp.	465,642	14,309,179
BB&T Corp.	726,193	21,139,478
BBCN Bancorp, Inc.	785,002	9,082,473
BOK Financial Corp.	142,701	7,771,496
Boston Private Financial Holdings, Inc.	753,797	6,791,711
CapitalSource, Inc.	2,692,602	20,409,923
Cathay General Bancorp	702,744	13,703,508
Chemical Financial Corp.	106,848	2,538,709
CIT Group, Inc. (b)	541,691	20,930,940
Citizens Republic Bancorp, Inc. (b)	1,110,567	21,067,456
City Holding Co.	96,397	3,359,435
City National Corp.	421,894	20,892,191
Columbia Banking System, Inc.	573,334	10,285,612
Commerce Bancshares, Inc.	585,189	20,516,726
Community Bank System, Inc. (a)	338,500	9,261,360
Cullen/Frost Bankers, Inc. (a)	381,326	20,694,562
CVB Financial Corp.	1,387,357	14,428,513
East West Bancorp, Inc.	980,262	21,065,830
F.N.B. Corp. (a)	1,472,900	15,642,198
Fifth Third Bancorp	1,430,757	21,733,199
First Commonwealth Financial Corp. (a)	1,122,032	7,652,258
First Financial Bancorp	507,453	7,418,963
First Financial Bankshares, Inc. (a)	161,417	6,296,877
First Horizon National Corp. (a)	2,185,598	21,659,276
First Midwest Bancorp, Inc.	940,096	11,770,002
First Republic Bank	641,583	21,031,091
FirstMerit Corp.	1,481,184	21,018,001
Fulton Financial Corp.	2,146,787	20,630,623
Glacier Bancorp, Inc.	599,477	8,818,307
Hancock Holding Co.	658,059	20,886,793
Home Bancshares, Inc.	205,307	6,779,237
Huntington Bancshares, Inc.	3,335,193	21,311,883
IBERIABANK Corp.	412,229	20,248,689
Independent Bank Corp.-Massachusetts (a)	114,927	3,327,137
International Bancshares Corp.	434,957	7,850,974
Investors Bancorp, Inc.	417,168	7,417,247
Keycorp	2,523,912	21,251,339
M&T Bank Corp.	209,798	20,658,809
MB Financial, Inc.	522,254	10,314,517
National Penn Bancshares, Inc. (a)	1,414,918	13,187,036
NBT Bancorp, Inc.	244,183	4,949,589
Old National Bancorp	1,327,975	15,763,063
Oriental Financial Group, Inc.	671,712	8,967,355
PacWest Bancorp	446,773	11,071,035
Park National Corp. (a)	73,021	4,719,347
Pinnacle Financial Partners, Inc. (b)	282,173	5,316,139
PNC Financial Services Group, Inc.	367,828	21,448,051
Popular, Inc. (b)	1,010,011	20,998,129
PrivateBancorp, Inc.	1,390,054	21,295,627
Prosperity Bancshares, Inc. (a)	491,767	20,654,214
Regions Financial Corp.	3,066,396	21,832,740
S&T Bancorp, Inc.	133,671	2,415,435
Signature Bank (b)	299,587	21,372,537
State Bank Financial Corp.	177,428	2,817,557
Sterling Financial Corp.	437,682	9,138,800
SunTrust Banks, Inc.	758,913	21,515,184
Susquehanna Bancshares, Inc.	2,038,148	21,359,791
SVB Financial Group (b)	382,259	21,395,036
Synovus Financial Corp.	8,596,216	21,060,729
TCF Financial Corp. (a)	1,754,434	21,316,373
Texas Capital Bancshares, Inc. (a)(b)	462,776	20,741,620
Trustmark Corp. (a)	568,925	12,778,056
UMB Financial Corp. (a)	370,865	16,258,722
Umpqua Holdings Corp. (a)	1,241,160	14,633,276
United Bankshares, Inc. (a)	503,095	12,235,270
Valley National Bancorp (a)	2,218,686	20,633,780
Westamerica Bancorporation (a)	281,788	12,001,351
Western Alliance Bancorp (b)	927,851	9,770,271
Wintrust Financial Corp. (a)	548,624	20,134,501
Zions Bancorporation	997,318	21,342,605

		1,106,418,807

THRIFTS & MORTGAGE FINANCE — 4.6%
BankUnited, Inc.	459,816	11,237,903
First Niagara Financial Group, Inc.	2,689,157	21,325,015
Webster Financial Corp.	1,003,120	20,614,115

		53,177,033

TOTAL COMMON STOCKS —
(Cost $1,208,074,766)		1,159,595,840

SHORT TERM INVESTMENTS — 6.4%
MONEY MARKET FUNDS — 6.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	64,355,505	64,355,505
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	9,811,786	9,811,786

TOTAL SHORT TERM INVESTMENTS —
(Cost $74,167,291)		74,167,291

TOTAL INVESTMENTS — 106.3% (f)
(Cost $1,282,242,057)		1,233,763,131
OTHER ASSETS & LIABILITIES — (6.3)%		(72,800,991)

NET ASSETS — 100.0%		$1,160,962,140

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

175

SPDR Morgan Stanley Technology ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 20.0%
Cisco Systems, Inc.	235,486	$4,627,300
F5 Networks, Inc. (a)	48,246	4,687,099
Juniper Networks, Inc. (a)	233,238	4,587,792
Motorola Solutions, Inc.	86,100	4,794,048
Nokia Oyj ADR (b)	1,178,004	4,653,116
QUALCOMM, Inc.	76,267	4,730,079
Telefonaktiebolaget LM Ericsson (Class B) ADR	467,211	4,718,831

		32,798,265

COMPUTERS & PERIPHERALS — 17.1%
Apple, Inc.	9,033	4,814,860
Dell, Inc.	451,939	4,578,142
EMC Corp. (a)	183,153	4,633,771
Hewlett-Packard Co.	328,844	4,686,027
NetApp, Inc. (a)	139,300	4,673,515
Seagate Technology PLC (b)	154,348	4,704,527

		28,090,842

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.7%
Corning, Inc.	373,000	4,707,260
Flextronics International, Ltd. (a)	753,265	4,677,776

		9,385,036

INTERNET & CATALOG RETAIL — 5.7%
Amazon.com, Inc. (a)	18,307	4,597,620
Priceline.com, Inc. (a)	7,570	4,702,484

		9,300,104

INTERNET SOFTWARE & SERVICES — 8.6%
eBay, Inc. (a)	91,579	4,672,361
Facebook, Inc. (Class A) (a)	179,000	4,766,770
Google, Inc. (Class A) (a)	6,570	4,660,561

		14,099,692

IT SERVICES — 8.5%
Accenture PLC (Class A)	69,674	4,633,321
Automatic Data Processing, Inc.	81,600	4,652,016
International Business Machines Corp.	24,348	4,663,859

		13,949,196

OFFICE ELECTRONICS — 2.8%
Canon Inc, ADR (b)	115,300	4,520,913

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 17.2%
Analog Devices, Inc.	111,423	4,686,451
Applied Materials, Inc.	408,735	4,675,928
Broadcom Corp. (Class A) (a)	141,758	4,707,783
Intel Corp.	226,398	4,670,591
NVIDIA Corp.	380,631	4,677,955
Texas Instruments, Inc.	151,706	4,693,784

		28,112,492

SOFTWARE — 14.2%
Microsoft Corp.	171,411	4,581,816
Oracle Corp.	139,252	4,639,876
Salesforce.com, Inc. (a)(b)	27,911	4,691,839
SAP AG ADR (b)	59,052	4,746,600
VMware, Inc. (Class A) (a)	49,092	4,621,521

		23,281,652

TOTAL COMMON STOCKS —
(Cost $168,236,395)		163,538,192

SHORT TERM INVESTMENTS — 4.9%
MONEY MARKET FUNDS — 4.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	7,182,252	7,182,252
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	822,343	822,343

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,004,595)		8,004,595

TOTAL INVESTMENTS — 104.7% (f)
(Cost $176,240,990)		171,542,787
OTHER ASSETS & LIABILITIES — (4.7)%		(7,721,151)

NET ASSETS — 100.0%		$163,821,636

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Investment of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

176

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.7%
General Dynamics Corp.	2,295,033	$158,976,936

BEVERAGES — 3.6%
Brown-Forman Corp. (Class B)	1,074,343	67,952,195
PepsiCo, Inc.	2,132,458	145,924,101
The Coca-Cola Co.	3,458,640	125,375,700

		339,251,996

CAPITAL MARKETS — 3.7%
Eaton Vance Corp. (a)	3,910,387	124,545,826
Franklin Resources, Inc.	333,561	41,928,618
SEI Investments Co.	3,248,362	75,816,769
T. Rowe Price Group, Inc.	1,662,339	108,268,139

		350,559,352

CHEMICALS — 6.6%
Air Products & Chemicals, Inc.	1,856,157	155,954,311
Ecolab, Inc.	916,269	65,879,741
PPG Industries, Inc.	884,609	119,731,828
RPM International, Inc.	3,288,481	96,549,802
Sigma-Aldrich Corp. (a)	760,036	55,923,449
The Sherwin-Williams Co.	345,245	53,105,586
Valspar Corp.	1,240,751	77,422,863

		624,567,580

COMMERCIAL BANKS — 0.8%
Commerce Bancshares, Inc. (a)	2,179,576	76,415,935

COMMERCIAL SERVICES & SUPPLIES — 2.6%
Cintas Corp.	1,530,262	62,587,716
Pitney Bowes, Inc. (a)(b)	17,097,781	181,920,390

		244,508,106

COMPUTERS & PERIPHERALS — 0.9%
Diebold, Inc.	2,931,988	89,748,153

CONTAINERS & PACKAGING — 2.2%
Bemis Co., Inc.	3,966,593	132,722,202
Sonoco Products Co.	2,404,644	71,490,066

		204,212,268

DISTRIBUTORS — 1.8%
Genuine Parts Co.	2,602,697	165,479,475

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	6,442,390	217,172,967

ELECTRICAL EQUIPMENT — 1.9%
Emerson Electric Co.	3,370,799	178,517,515

FOOD & STAPLES RETAILING — 4.5%
Sysco Corp.	5,434,263	172,048,766
Wal-Mart Stores, Inc.	1,397,325	95,339,485
Walgreen Co.	4,129,809	152,844,231

		420,232,482

FOOD PRODUCTS — 3.5%
Archer-Daniels-Midland Co.	4,514,467	123,651,251
Hormel Foods Corp. (a)	3,499,610	109,222,828
McCormick & Co., Inc. (a)	1,591,264	101,093,002

		333,967,081

GAS UTILITIES — 5.1%
Atmos Energy Corp.	2,166,033	76,071,079
National Fuel Gas Co. (a)	1,921,268	97,389,075
Piedmont Natural Gas Co., Inc.	1,416,511	44,350,959
Questar Corp.	5,544,494	109,559,202
UGI Corp.	2,978,296	97,420,062
WGL Holdings, Inc. (a)	1,473,551	57,748,464

		482,538,841

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Becton, Dickinson and Co.	1,470,337	114,965,650
C.R. Bard, Inc.	372,191	36,377,948
Medtronic, Inc.	2,754,729	112,998,984

		264,342,582

HEALTH CARE PROVIDERS & SERVICES — 1.3%
Cardinal Health, Inc.	2,931,380	120,714,228

HOTELS, RESTAURANTS & LEISURE — 1.7%
McDonald’s Corp.	1,784,258	157,389,398

HOUSEHOLD DURABLES — 2.2%
Leggett & Platt, Inc. (a)(b)	7,568,011	206,001,259

HOUSEHOLD PRODUCTS — 6.5%
Colgate-Palmolive Co.	1,054,146	110,200,423
Kimberly-Clark Corp.	1,980,950	167,251,608
The Clorox Co.	2,366,957	173,308,592
The Procter & Gamble Co.	2,345,553	159,239,593

		610,000,216

INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.	1,353,739	125,694,666
Carlisle Cos., Inc. (a)	1,460,291	85,806,699

		211,501,365

INSURANCE — 6.2%
Aflac, Inc.	2,815,845	149,577,686
Cincinnati Financial Corp. (a)	4,221,856	165,327,881
Mercury General Corp.	1,101,392	43,714,249
Old Republic International Corp. (a)	11,199,619	119,275,942
The Chubb Corp.	1,373,096	103,421,591

		581,317,349

IT SERVICES — 1.4%
Automatic Data Processing, Inc.	2,270,896	129,463,781

MACHINERY — 6.7%
CLARCOR, Inc.	1,331,259	63,607,555
Dover Corp.	2,091,276	137,417,746
Illinois Tool Works, Inc.	2,146,378	130,521,246
Nordson Corp.	883,901	55,791,831
Pentair, Ltd.	2,241,143	110,152,179
Stanley Black & Decker, Inc.	1,803,965	133,439,291

		630,929,848

MEDIA — 1.0%
The McGraw-Hill Cos., Inc.	1,659,550	90,727,599

METALS & MINING — 2.2%
Nucor Corp.	4,863,335	209,998,805

MULTI-UTILITIES — 3.3%
Consolidated Edison, Inc.	3,320,685	184,430,845
MDU Resources Group, Inc. (a)	3,320,559	70,528,673
Vectren Corp.	1,920,021	56,448,617

		311,408,135

See accompanying notes to financial statements.

177

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

MULTILINE RETAIL — 1.8%
Family Dollar Stores, Inc.	938,171	$59,489,423
Target Corp.	1,813,315	107,293,849

		166,783,272

OIL, GAS & CONSUMABLE FUELS — 3.3%
Chevron Corp.	1,355,104	146,540,946
Energen Corp.	1,036,486	46,735,154
Exxon Mobil Corp.	1,346,654	116,552,904

		309,829,004

PERSONAL PRODUCTS — 2.5%
Avon Products, Inc.	16,575,614	238,025,817

PHARMACEUTICALS — 3.4%
Abbott Laboratories	2,111,762	138,320,411
Johnson & Johnson	2,561,424	179,555,822

		317,876,233

REAL ESTATE INVESTMENT TRUSTS — 5.3%
Federal Realty Investment Trust	1,268,916	131,992,642
HCP, Inc.	4,893,410	221,084,264
National Retail Properties, Inc.	4,585,360	143,063,232

		496,140,138

SPECIALTY RETAIL — 1.3%
Lowe’s Cos., Inc.	3,337,416	118,545,016

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
V.F. Corp.	549,417	82,945,485

TRADING COMPANIES & DISTRIBUTORS — 0.7%
W.W. Grainger, Inc.	351,831	71,200,039

WATER UTILITIES — 1.0%
Aqua America, Inc. (a)	3,645,743	92,674,787

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Telephone & Data Systems, Inc.	3,018,954	66,839,642

TOTAL COMMON STOCKS —
(Cost $8,406,674,445)		9,370,802,685

SHORT TERM INVESTMENTS — 5.0%
MONEY MARKET FUNDS — 5.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	346,003,039	346,003,039
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	123,200,644	123,200,644

TOTAL SHORT TERM INVESTMENTS —
(Cost $469,203,683)		469,203,683

TOTAL INVESTMENTS — 104.6% (f)
(Cost $8,875,878,128)		9,840,006,368
OTHER ASSETS & LIABILITIES — (4.6)%		(429,369,485)

NET ASSETS — 100.0%		$9,410,636,883

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Affiliated issuer. (Note 3)
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

178

SPDR S&P Aerospace & Defense ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 99.7%
AAR Corp.	8,035	$150,094
Aerovironment, Inc. (a)(b)	4,971	108,070
Alliant Techsystems, Inc.	9,041	560,180
American Science & Engineering, Inc. (b)	1,127	73,492
BE Aerospace, Inc. (a)	11,613	573,682
Cubic Corp.	1,801	86,394
Curtiss-Wright Corp. (b)	5,950	195,338
DigitalGlobe, Inc. (a)(b)	10,580	258,575
Esterline Technologies Corp. (a)	6,074	386,367
Exelis, Inc. (b)	21,534	242,688
GenCorp, Inc. (a)(b)	14,544	133,078
General Dynamics Corp.	8,241	570,854
GeoEye, Inc. (a)	4,519	138,869
HEICO Corp. (b)	3,718	166,418
Hexcel Corp. (a)	21,737	586,030
Honeywell International, Inc.	9,038	573,642
Huntington Ingalls Industries, Inc. (b)	9,004	390,233
L-3 Communications Holdings, Inc.	7,388	566,069
Lockheed Martin Corp. (b)	6,252	576,997
Moog, Inc. (Class A) (a)(b)	2,373	97,364
National Presto Industries, Inc.	711	49,130
Northrop Grumman Corp. (b)	8,326	562,671
Orbital Sciences Corp. (a)(b)	7,553	104,005
Precision Castparts Corp.	3,020	572,048
Raytheon Co.	9,675	556,893
Rockwell Collins, Inc. (b)	9,864	573,789
Spirit Aerosystems Holdings, Inc. (Class A) (a)	34,765	589,962
Taser International, Inc. (a)(b)	17,165	153,455
Teledyne Technologies, Inc. (a)(b)	3,842	249,999
Textron, Inc. (b)	22,928	568,385
The Boeing Co.	7,515	566,330
TransDigm Group, Inc.	4,430	604,075
Triumph Group, Inc. (b)	8,830	576,599
United Technologies Corp.	6,953	570,216

TOTAL COMMON STOCKS —
(Cost $11,270,406)		12,731,991

SHORT TERM INVESTMENTS — 19.0%
MONEY MARKET FUNDS — 19.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,160,603	2,160,603
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	257,912	257,912

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,418,515)		2,418,515

TOTAL INVESTMENTS — 118.7% (f)
(Cost $13,688,921)		15,150,506
OTHER ASSETS & LIABILITIES — (18.7)%		(2,385,582)

NET ASSETS — 100.0%		$12,764,924

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

179

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
Achillion Pharmaceuticals, Inc. (a)(b)	1,885,919	$15,125,070
Acorda Therapeutics, Inc. (a)	612,617	15,229,659
Affymax, Inc. (a)	716,383	13,611,277
Alexion Pharmaceuticals, Inc. (a)	174,456	16,365,717
Alkermes PLC (a)	859,681	15,921,292
Alnylam Pharmaceuticals, Inc. (a)	351,380	6,412,685
Amgen, Inc.	182,655	15,766,780
Arena Pharmaceuticals, Inc. (a)(b)	1,774,606	16,006,946
ARIAD Pharmaceuticals, Inc. (a)	860,072	16,496,181
Array BioPharma, Inc. (a)	1,890,441	7,032,441
Biogen Idec, Inc. (a)	107,721	15,799,439
BioMarin Pharmaceutical, Inc. (a)	329,653	16,235,410
Celgene Corp. (a)	205,286	16,160,114
Cepheid, Inc. (a)(b)	499,729	16,895,838
Cubist Pharmaceuticals, Inc. (a)	383,966	16,149,610
Dendreon Corp. (a)(b)	3,284,409	17,341,680
Dynavax Technologies Corp. (a)(b)	6,147,333	17,581,372
Emergent Biosolutions, Inc. (a)	196,315	3,148,893
Enzon Pharmaceuticals, Inc. (b)	307,880	1,363,908
Exact Sciences Corp. (a)	776,583	8,224,014
Exelixis, Inc. (a)(b)	3,458,708	15,806,296
Genomic Health, Inc. (a)(b)	371,575	10,129,135
Gilead Sciences, Inc. (a)	219,458	16,119,190
Halozyme Therapeutics, Inc. (a)(b)	1,111,709	7,459,567
Idenix Pharmaceuticals, Inc. (a)(b)	2,037,524	9,881,991
ImmunoGen, Inc. (a)(b)	861,301	10,981,588
Incyte Corp. (a)(b)	1,015,582	16,868,817
Infinity Pharmaceuticals, Inc. (a)	425,301	14,885,535
InterMune, Inc. (a)(b)	1,458,438	14,132,264
Ironwood Pharmaceuticals, Inc. (a)(b)	824,290	9,141,376
Isis Pharmaceuticals, Inc. (a)(b)	1,632,268	17,073,523
Medivation, Inc. (a)	296,853	15,186,999
Momenta Pharmaceuticals, Inc. (a)(b)	508,672	5,992,156
Myriad Genetics, Inc. (a)	604,488	16,472,298
Neurocrine Biosciences, Inc. (a)	394,219	2,948,758
NPS Pharmaceuticals, Inc. (a)(b)	1,667,380	15,173,158
Onyx Pharmaceuticals, Inc. (a)	206,699	15,611,975
Opko Health, Inc. (a)(b)	1,382,638	6,650,489
Pharmacyclics, Inc. (a)	266,793	15,447,315
Regeneron Pharmaceuticals, Inc. (a)	90,635	15,504,929
Rigel Pharmaceuticals, Inc. (a)	806,583	5,242,790
Sarepta Therapeutics, Inc. (a)	644,964	16,640,071
Seattle Genetics, Inc. (a)(b)	693,460	16,088,272
Spectrum Pharmaceuticals, Inc. (b)	1,479,571	16,556,400
Synageva BioPharma Corp. (a)(b)	142,896	6,614,656
Theravance, Inc. (a)(b)	489,565	10,902,613
United Therapeutics Corp. (a)	323,348	17,273,250
Vertex Pharmaceuticals, Inc. (a)	389,784	16,347,541
ZIOPHARM Oncology, Inc. (a)(b)	1,106,376	4,602,524

TOTAL COMMON STOCKS —
(Cost $652,771,652)		628,603,802

SHORT TERM INVESTMENTS — 16.8%
MONEY MARKET FUNDS — 16.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	103,798,412	103,798,412
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	1,822,572	1,822,572

TOTAL SHORT TERM INVESTMENTS —
(Cost $105,620,984)		105,620,984

TOTAL INVESTMENTS — 116.7% (f)
(Cost $758,392,636)		734,224,786
OTHER ASSETS & LIABILITIES — (16.7)%		(105,009,143)

NET ASSETS — 100.0%		$629,215,643

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

180

SPDR S&P Health Care Equipment ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
HEALTH CARE EQUIPMENT — 80.3%
Abaxis, Inc. (a)	4,548	$168,731
ABIOMED, Inc. (a)	36,263	488,100
Accuray, Inc. (a)	25,163	161,798
Analogic Corp.	4,624	343,563
ArthroCare Corp. (a)	5,208	180,145
Baxter International, Inc.	7,093	472,819
Becton, Dickinson and Co.	6,019	470,626
Boston Scientific Corp. (a)	82,503	472,742
C.R. Bard, Inc.	4,862	475,212
Cantel Medical Corp.	3,437	102,182
CareFusion Corp. (a)	16,659	476,114
Conceptus, Inc. (a)	6,968	146,398
CONMED Corp.	3,428	95,813
Covidien PLC	8,171	471,794
Cyberonics, Inc. (a)	9,181	482,278
DexCom, Inc. (a)	17,212	234,255
Edwards Lifesciences Corp. (a)	5,139	463,384
Greatbatch, Inc. (a)	3,468	80,596
HeartWare International, Inc. (a)	5,772	484,559
Hill-Rom Holdings, Inc.	16,136	459,876
Hologic, Inc. (a)	23,746	475,632
IDEXX Laboratories, Inc. (a)	4,889	453,699
Insulet Corp. (a)	9,714	206,131
Integra LifeSciences Holdings Corp. (a)	6,169	240,406
Intuitive Surgical, Inc. (a)	877	430,055
Invacare Corp.	5,604	91,345
MAKO Surgical Corp. (a)	37,544	483,191
Masimo Corp. (a)	15,517	326,012
Medtronic, Inc.	11,175	458,399
NuVasive, Inc. (a)	31,910	493,329
NxStage Medical, Inc. (a)	16,333	183,746
Orthofix International NV (a)	3,896	153,230
Quidel Corp. (a)	3,949	73,728
ResMed, Inc.	11,146	463,339
Sirona Dental Systems, Inc. (a)	7,604	490,154
St. Jude Medical, Inc.	13,233	478,241
STERIS Corp.	11,095	385,329
Stryker Corp.	8,386	459,721
Teleflex, Inc.	6,808	485,478
Thoratec Corp. (a)	12,448	467,049
Varian Medical Systems, Inc. (a)	6,589	462,811
Volcano Corp. (a)	20,146	475,647
Wright Medical Group, Inc. (a)	16,666	349,819
Zimmer Holdings, Inc.	6,955	463,620

		15,781,096

HEALTH CARE SUPPLIES — 19.5%
Alere, Inc. (a)	24,556	454,286
Align Technology, Inc. (a)	17,746	492,451
Antares Pharma, Inc. (a)	48,912	186,355
DENTSPLY International, Inc.	11,780	466,606
Endologix, Inc. (a)	19,783	281,710
Haemonetics Corp. (a)	11,250	459,450
ICU Medical, Inc. (a)	2,991	182,242
Meridian Bioscience, Inc.	6,141	124,355
Merit Medical Systems, Inc. (a)	6,838	95,048
Neogen Corp. (a)	3,746	169,769
OraSure Technologies, Inc. (a)	27,805	199,640
The Cooper Cos., Inc.	4,899	453,059
West Pharmaceutical Services, Inc.	4,861	266,140

		3,831,111

TOTAL COMMON STOCKS —
(Cost $19,628,235)		19,612,207

SHORT TERM INVESTMENT — 2.0%
MONEY MARKET FUND — 2.0%
State Street Institutional Liquid Reserves Fund 0.17% (b)(c) (Cost $391,182)	391,182	391,182

TOTAL INVESTMENTS — 101.8% (d)
(Cost $20,019,417)		20,003,389
OTHER ASSETS & LIABILITIES — (1.8)%		(350,362)

NET ASSETS — 100.0%		$19,653,027

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

181

SPDR S&P Health Care Services ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
HEALTH CARE DISTRIBUTORS — 17.6%
AmerisourceBergen Corp. (a)	7,051	$304,462
Cardinal Health, Inc.	7,224	297,484
Henry Schein, Inc. (a)(b)	3,758	302,369
McKesson Corp.	3,112	301,740
MWI Veterinary Supply, Inc. (a)(b)	1,237	136,070
Owens & Minor, Inc. (a)	10,930	311,614
Patterson Cos., Inc.	9,183	314,334
PharMerica Corp. (b)	4,321	61,531
PSS World Medical, Inc. (a)(b)	10,761	310,778

		2,340,382

HEALTH CARE FACILITIES — 29.0%
Acadia Healthcare Co., Inc. (a)(b)	4,771	111,307
AmSurg Corp. (a)(b)	3,241	97,262
Brookdale Senior Living, Inc. (b)	12,633	319,868
Community Health Systems, Inc.	10,293	316,407
Emeritus Corp. (a)(b)	6,621	163,671
Hanger, Inc. (a)(b)	3,976	108,783
HCA Holdings, Inc.	9,942	299,950
Health Management Associates, Inc. (Class A) (a)(b)	37,511	349,603
HealthSouth Corp. (a)(b)	14,607	308,354
Kindred Healthcare, Inc. (a)(b)	8,222	88,962
LifePoint Hospitals, Inc. (a)(b)	8,441	318,648
Select Medical Holdings Corp. (a)	9,924	93,583
Sunrise Assisted Living, Inc. (a)(b)	21,245	305,503
Tenet Healthcare Corp. (a)(b)	9,981	324,083
The Ensign Group, Inc. (a)	1,968	53,510
Universal Health Services, Inc. (Class B)	6,713	324,574
VCA Antech, Inc. (a)(b)	12,216	257,147

		3,841,215

HEALTH CARE SERVICES — 28.0%
Accretive Health, Inc. (a)(b)	19,146	221,328
Air Methods Corp. (a)	6,429	237,166
Amedisys, Inc. (b)	8,199	92,403
Bio-Reference Laboratories, Inc. (a)(b)	8,320	238,701
BioScrip, Inc. (b)	8,502	91,566
Chemed Corp. (a)	3,247	222,712
DaVita, Inc. (b)	2,803	309,816
Express Scripts Holding Co. (a)(b)	5,583	301,482
HMS Holdings Corp. (a)(b)	12,084	313,217
IPC The Hospitalist Co. (a)(b)	3,412	135,490
Laboratory Corp. of America Holdings (a)(b)	3,510	304,036
Landauer, Inc. (a)	524	32,074
MEDNAX, Inc. (a)(b)	3,887	309,094
Omnicare, Inc.	8,523	307,680
Quest Diagnostics, Inc. (a)	5,167	301,081
Team Health Holdings, Inc. (b)	10,488	301,740

		3,719,586

MANAGED HEALTH CARE — 25.0%
Aetna, Inc. (a)	6,707	310,534
Centene Corp. (b)	7,508	307,828
Cigna Corp.	5,766	308,250
Coventry Health Care, Inc. (a)	6,878	308,341
Health Net, Inc. (b)	12,273	298,234
Humana, Inc.	4,624	317,345
Magellan Health Services, Inc. (b)	4,659	228,291
Molina Healthcare, Inc. (b)	10,716	289,975
UnitedHealth Group, Inc.	5,656	306,781
WellCare Health Plans, Inc. (a)(b)	6,510	316,972
WellPoint, Inc. (a)	5,227	318,429

		3,310,980

TOTAL COMMON STOCKS —
(Cost $12,482,654)		13,212,163

SHORT TERM INVESTMENTS — 23.7%
MONEY MARKET FUNDS — 23.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,588,064	2,588,064
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	562,521	562,521

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,150,585)		3,150,585

TOTAL INVESTMENTS — 123.3% (f)
(Cost $15,633,239)		16,362,748
OTHER ASSETS & LIABILITIES — (23.3)%		(3,092,510)

NET ASSETS — 100.0%		$13,270,238

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

182

SPDR S&P Homebuilders ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BUILDING PRODUCTS — 25.4%
A.O. Smith Corp.	1,123,966	$70,888,535
Armstrong World Industries, Inc. (a)	1,437,476	72,923,157
Fortune Brands Home & Security, Inc. (b)	2,340,054	68,376,378
Lennox International, Inc.	1,347,082	70,748,747
Masco Corp.	4,256,205	70,908,375
Owens Corning, Inc. (b)	1,926,175	71,249,213
Quanex Building Products Corp. (a)	1,087,712	22,200,202
Simpson Manufacturing Co., Inc. (a)	813,844	26,685,945
Universal Forest Products, Inc. (a)	364,842	13,878,590
USG Corp. (a)(b)	2,620,682	73,562,544

		561,421,686

HOME FURNISHINGS — 13.2%
Ethan Allen Interiors, Inc. (a)(c)	1,643,614	42,257,316
La-Z-Boy, Inc.	2,173,710	30,757,996
Leggett & Platt, Inc. (a)	2,602,833	70,849,114
Mohawk Industries, Inc. (b)	841,868	76,163,798
Tempur-Pedic International, Inc. (a)(b)	2,279,448	71,779,818

		291,808,042

HOME FURNISHING RETAIL — 15.4%
Aaron’s, Inc.	2,170,038	61,368,675
Bed Bath & Beyond, Inc. (b)	1,178,498	65,889,823
Pier 1 Imports, Inc. (a)	3,540,264	70,805,280
Select Comfort Corp. (a)(b)(c)	2,802,662	73,345,664
Williams-Sonoma, Inc.	1,588,887	69,545,584

		340,955,026

HOME IMPROVEMENT RETAIL — 9.7%
Lowe’s Cos., Inc.	1,990,966	70,719,112
Lumber Liquidators Holdings, Inc. (b)(c)	1,401,650	74,049,170
The Home Depot, Inc.	1,105,523	68,376,598

		213,144,880

HOMEBUILDING — 32.1%
D.R. Horton, Inc. (a)	3,661,147	72,417,488
Hovnanian Enterprises, Inc. (Class A) (a)(b)(c)	12,945,231	90,616,617
Lennar Corp. (Class A) (a)	1,838,908	71,110,572
M.D.C. Holdings, Inc.	2,004,937	73,701,484
M/I Homes, Inc. (b)(c)	1,367,654	36,242,831
NVR, Inc. (b)	74,769	68,787,480
Pulte Group, Inc. (b)	4,002,918	72,692,991
Standard Pacific Corp. (a)(b)	10,474,780	76,989,633
The Ryland Group, Inc. (a)	2,041,314	74,507,961
Toll Brothers, Inc. (b)	2,224,040	71,903,213

		708,970,270

HOUSEHOLD APPLIANCES — 4.0%
Helen of Troy, Ltd. (b)	582,276	19,442,196
Whirlpool Corp.	685,403	69,739,755

		89,181,951

TOTAL COMMON STOCKS —
(Cost $2,023,068,688)		2,205,481,855

SHORT TERM INVESTMENTS — 8.0%
MONEY MARKET FUNDS — 8.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	166,166,781	166,166,781
State Street Institutional Liquid Reserves Fund 0.17% (e)(f)	10,707,691	10,707,691

TOTAL SHORT TERM INVESTMENTS —
(Cost $176,874,472)		176,874,472

TOTAL INVESTMENTS — 107.8% (g)
(Cost $2,199,943,160)		2,382,356,327
OTHER ASSETS & LIABILITIES — (7.8)%		(173,353,887)

NET ASSETS — 100.0%		$2,209,002,440

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Affiliated issuer. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

183

SPDR S&P Metals & Mining ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ALUMINUM — 7.0%
Alcoa, Inc.	3,802,349	$33,004,389
Century Aluminum Co. (a)(b)	2,121,746	18,586,495
Kaiser Aluminum Corp.	235,021	14,498,445
Noranda Aluminium Holding Corp.	839,614	5,130,042

		71,219,371

COAL & CONSUMABLE FUELS — 15.8%
Alpha Natural Resources, Inc. (a)(b)	3,433,132	33,438,706
Arch Coal, Inc.	4,338,474	31,757,630
Cloud Peak Energy, Inc. (a)	1,621,834	31,350,051
CONSOL Energy, Inc.	986,127	31,654,677
Peabody Energy Corp.	1,200,565	31,947,034

		160,148,098

DIVERSIFIED METALS & MINING — 18.8%
AMCOL International Corp. (b)	205,422	6,302,347
Compass Minerals International, Inc. (b)	446,603	33,365,710
Freeport-McMoRan Copper & Gold, Inc.	983,842	33,647,396
Globe Specialty Metals, Inc.	773,940	10,641,675
Horsehead Holding Corp. (a)	562,518	5,743,309
Materion Corp.	235,936	6,082,430
Molycorp, Inc. (a)(b)	3,306,751	31,215,730
RTI International Metals, Inc. (a)(b)	539,432	14,866,746
SunCoke Energy, Inc. (a)	1,093,149	17,042,193
Walter Energy, Inc. (b)	893,067	32,043,244

		190,950,780

GOLD — 10.0%
Allied Nevada Gold Corp. (a)	1,098,635	33,101,872
Newmont Mining Corp.	750,325	34,845,093
Royal Gold, Inc.	411,128	33,428,818

		101,375,783

PRECIOUS METALS & MINERALS — 12.4%
Coeur d’Alene Mines Corp. (a)	1,412,318	34,743,023
Hecla Mining Co. (b)	5,799,808	33,812,881
McEwen Mining, Inc. (a)	5,850,729	22,408,292
Stillwater Mining Co. (a)	2,767,070	35,363,154

		126,327,350

STEEL — 35.8%
AK Steel Holding Corp. (b)(c)	7,552,962	34,743,625
Allegheny Technologies, Inc.	1,168,486	35,475,235
Carpenter Technology Corp.	664,383	34,302,094
Cliffs Natural Resources, Inc. (b)	978,624	37,735,741
Commercial Metals Co.	1,771,315	26,321,741
Haynes International, Inc.	159,281	8,261,906
Nucor Corp.	786,016	33,940,171
Reliance Steel & Aluminum Co.	560,933	34,833,939
Schnitzer Steel Industries, Inc. (Class A) (b)	743,484	22,549,870
Steel Dynamics, Inc.	2,445,402	33,575,370
United States Steel Corp. (b)	1,393,366	33,259,646
Worthington Industries, Inc. (b)	1,107,233	28,776,986

		363,776,324

TOTAL COMMON STOCKS —
(Cost $1,256,269,399)		1,013,797,706

SHORT TERM INVESTMENTS — 8.9%
MONEY MARKET FUNDS — 8.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	84,515,039	84,515,039
State Street Institutional Liquid Reserves Fund 0.17% (e)(f)	5,876,561	5,876,561

TOTAL SHORT TERM INVESTMENTS —
(Cost $90,391,600)		90,391,600

TOTAL INVESTMENTS — 108.7% (g)
(Cost $1,346,660,999)		1,104,189,306
OTHER ASSETS & LIABILITIES — (8.7)%		(88,579,532)

NET ASSETS — 100.0%		$1,015,609,774

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Affiliated issuer. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

184

SPDR S&P Oil & Gas Equipment & Services ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
OIL & GAS DRILLING — 28.9%
Atwood Oceanics, Inc. (a)	152,754	$6,994,606
Diamond Offshore Drilling, Inc.	101,465	6,895,561
Ensco PLC (Class A)	119,184	7,065,228
Helmerich & Payne, Inc.	127,344	7,132,537
Hercules Offshore, Inc. (a)(b)	1,332,698	8,236,074
Nabors Industries, Ltd. (a)	498,690	7,206,071
Noble Corp.	201,877	7,029,357
Parker Drilling Co. (a)	267,264	1,229,414
Patterson-UTI Energy, Inc. (b)	392,251	7,307,636
Pioneer Energy Services Corp. (a)	358,987	2,606,246
Rowan Cos. PLC (a)	217,264	6,793,845
Transocean, Ltd.	153,066	6,834,397
Unit Corp. (a)	106,608	4,802,690

		80,133,662

OIL & GAS EQUIPMENT & SERVICES — 70.8%
Baker Hughes, Inc.	166,428	6,796,920
Basic Energy Services, Inc. (a)(b)	665,719	7,595,854
Bristow Group, Inc.	88,783	4,764,096
Cameron International Corp. (a)	128,501	7,255,166
CARBO Ceramics, Inc. (b)	85,600	6,705,904
Core Laboratories NV	64,677	7,069,843
Dresser-Rand Group, Inc. (a)	130,329	7,316,670
Dril-Quip, Inc. (a)	96,458	7,046,257
Exterran Holdings, Inc. (a)(b)	307,711	6,745,025
FMC Technologies, Inc. (a)	168,383	7,211,844
Forum Energy Technologies, Inc. (a)	219,954	5,443,861
Geospace Technologies Corp. (a)	41,876	3,721,520
Gulfmark Offshore, Inc. (Class A)	92,233	3,177,427
Halliburton Co.	204,715	7,101,563
Heckmann Corp. (a)(b)	1,647,351	6,638,825
Helix Energy Solutions Group, Inc. (a)	360,016	7,430,730
Hornbeck Offshore Services, Inc. (a)(b)	193,793	6,654,852
ION Geophysical Corp. (a)(b)	542,313	3,530,458
Key Energy Services, Inc. (a)	1,048,550	7,287,422
Lufkin Industries, Inc. (b)	122,693	7,132,144
McDermott International, Inc. (a)	646,782	7,127,538
National Oilwell Varco, Inc.	105,375	7,202,381
Newpark Resources, Inc. (a)(b)	285,092	2,237,972
Oceaneering International, Inc.	132,409	7,122,280
Oil States International, Inc. (a)	102,633	7,342,365
RPC, Inc. (b)	402,305	4,924,213
Schlumberger, Ltd.	99,252	6,877,171
SEACOR Holdings, Inc.	32,234	2,701,209
Superior Energy Services, Inc. (a)	345,093	7,150,327
Tetra Technologies, Inc. (a)	346,927	2,633,176
Tidewater, Inc.	154,144	6,887,154
Weatherford International, Ltd. (a)	640,091	7,162,618

		195,994,785

TOTAL COMMON STOCKS —
(Cost $308,141,129)		276,128,447

SHORT TERM INVESTMENTS — 9.7%
MONEY MARKET FUNDS — 9.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	25,057,867	25,057,867
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	1,793,884	1,793,884

TOTAL SHORT TERM INVESTMENTS —
(Cost $26,851,751)		26,851,751

TOTAL INVESTMENTS — 109.4% (f)
(Cost $334,992,880)		302,980,198
OTHER ASSETS & LIABILITIES — (9.4)%		(25,908,761)

NET ASSETS — 100.0%		$277,071,437

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

185

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
INTEGRATED OIL & GAS — 10.0%
Chevron Corp.	93,987	$10,163,754
ConocoPhillips	175,790	10,194,062
Exxon Mobil Corp.	115,104	9,962,251
Hess Corp.	197,286	10,448,267
Marathon Oil Corp.	328,941	10,085,331
Murphy Oil Corp.	170,834	10,173,165
Occidental Petroleum Corp.	133,125	10,198,706

		71,225,536

OIL & GAS EXPLORATION & PRODUCTION — 74.3%
Anadarko Petroleum Corp.	135,879	10,097,169
Apache Corp.	131,585	10,329,423
Approach Resources, Inc. (a)	407,357	10,187,999
Berry Petroleum Co. (Class A) (b)	308,872	10,362,656
Bill Barrett Corp. (a)(b)	545,389	9,702,470
Bonanza Creek Energy, Inc. (a)	387,433	10,766,763
Cabot Oil & Gas Corp.	216,619	10,774,629
Carrizo Oil & Gas, Inc. (a)(b)	500,683	10,474,288
Chesapeake Energy Corp. (b)	612,249	10,175,578
Cimarex Energy Co.	180,151	10,400,117
Cobalt International Energy, Inc. (a)	404,879	9,943,828
Comstock Resources, Inc. (a)(b)	660,123	9,987,661
Concho Resources, Inc. (a)	123,068	9,914,358
Contango Oil & Gas Co.	177,262	7,508,818
Continental Resources, Inc. (a)	139,337	10,239,876
Denbury Resources, Inc. (a)	638,379	10,341,740
Devon Energy Corp.	195,281	10,162,423
Energen Corp.	228,436	10,300,179
Energy XXI Bermuda, Ltd. (b)	322,430	10,379,022
EOG Resources, Inc.	85,201	10,291,429
EPL Oil & Gas, Inc. (a)	346,154	7,805,773
EQT Corp.	178,922	10,552,820
EXCO Resources, Inc. (b)	1,355,376	9,175,896
Forest Oil Corp. (a)(b)	1,574,326	10,532,241
Gulfport Energy Corp. (a)	261,946	10,011,576
Halcon Resources Corp. (a)	1,425,868	9,867,007
Kodiak Oil & Gas Corp. (a)	1,135,249	10,046,954
Laredo Petroleum Holdings, Inc. (a)(b)	570,216	10,355,123
Magnum Hunter Resources Corp. (a)(b)	2,816,208	11,236,670
McMoRan Exploration Co. (a)	653,210	10,484,021
Newfield Exploration Co. (a)	393,539	10,538,974
Noble Energy, Inc.	101,457	10,322,235
Northern Oil and Gas, Inc. (a)	624,319	10,501,046
Oasis Petroleum, Inc. (a)	339,400	10,792,920
PDC Energy, Inc. (a)(b)	314,542	10,445,940
Pioneer Natural Resources Co. (b)	98,491	10,498,156
Plains Exploration & Production Co. (a)	219,998	10,326,706
QEP Resources, Inc.	341,741	10,344,500
Quicksilver Resources, Inc. (a)(b)	3,129,148	8,949,363
Range Resources Corp.	163,140	10,250,086
Resolute Energy Corp. (a)	541,473	4,402,175
Rex Energy Corp. (a)	849,098	11,055,256
Rosetta Resources, Inc. (a)	237,862	10,789,420
SandRidge Energy, Inc. (a)(b)	1,513,230	9,609,011
SM Energy Co.	213,115	11,126,734
Southwestern Energy Co. (a)	307,881	10,286,304
Stone Energy Corp. (a)	508,637	10,437,231
Swift Energy Co. (a)	655,873	10,093,885
Ultra Petroleum Corp. (a)(b)	525,048	9,519,120
VAALCO Energy, Inc. (a)	669,249	5,789,004
W&T Offshore, Inc. (b)	607,863	9,744,044
Whiting Petroleum Corp. (a)	241,911	10,491,680
WPX Energy, Inc. (a)	654,488	9,738,781

		528,461,078

OIL & GAS REFINING & MARKETING — 15.4%
Clean Energy Fuels Corp. (a)(b)	801,397	9,977,393
CVR Energy, Inc. (a)	215,771	10,527,467
Delek US Holdings, Inc.	386,284	9,780,711
Hollyfrontier Corp.	217,531	10,126,068
Marathon Petroleum Corp.	161,380	10,166,940
Phillips 66	189,632	10,069,459
Rentech, Inc. (b)	3,094,736	8,139,156
Tesoro Corp.	232,214	10,229,027
Valero Energy Corp.	303,819	10,366,304
Western Refining, Inc.	339,803	9,579,046
World Fuel Services Corp.	256,176	10,546,766

		109,508,337

TOTAL COMMON STOCKS —
(Cost $883,598,717)		709,194,951

WARRANT — 0.0%
OIL & GAS EXPLORATION & PRODUCTION — 0.0%
Magnum Hunter Resources (expiring 10/14/13) (c) (Cost $0)	161,074	0

SHORT TERM INVESTMENTS — 7.7%
MONEY MARKET FUNDS — 7.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	47,691,332	47,691,332
State Street Institutional Liquid Reserves Fund 0.17% (e)(f)	6,928,474	6,928,474

TOTAL SHORT TERM INVESTMENTS —
(Cost $54,619,806)		54,619,806

TOTAL INVESTMENTS — 107.4% (g)
(Cost $938,218,523)		763,814,757
OTHER ASSETS & LIABILITIES — (7.4)%		(52,774,546)

NET ASSETS — 100.0%		$711,040,211

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

186

SPDR S&P Pharmaceuticals ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
Abbott Laboratories	202,021	$13,232,375
Akorn, Inc. (a)(b)	581,452	7,768,199
Allergan, Inc.	144,110	13,219,210
Auxilium Pharmaceuticals, Inc. (a)	345,899	6,409,508
AVANIR Pharmaceuticals, Inc. (Class A) (a)(b)	882,809	2,321,788
Bristol-Myers Squibb Co.	403,361	13,145,535
Eli Lilly & Co.	276,250	13,624,650
Endo Pharmaceuticals Holdings, Inc. (a)	515,300	13,536,931
Forest Laboratories, Inc. (a)	369,803	13,061,442
Hi-Tech Pharmacal Co., Inc. (b)	79,865	2,793,678
Hospira, Inc. (a)	414,636	12,953,229
Impax Laboratories, Inc. (a)	480,879	9,853,211
Jazz Pharmaceuticals PLC (a)	258,914	13,774,225
Johnson & Johnson	186,759	13,091,806
MAP Pharmaceuticals, Inc. (a)	163,956	2,575,749
Merck & Co., Inc.	303,215	12,413,622
Mylan, Inc. (a)	472,005	12,970,697
Nektar Therapeutics (a)(b)	1,022,736	7,578,474
Optimer Pharmaceuticals, Inc. (a)(b)	474,137	4,290,940
Perrigo Co.	126,697	13,180,289
Pfizer, Inc.	524,721	13,160,003
Questcor Pharmaceuticals, Inc. (b)	475,918	12,716,529
Salix Pharmaceuticals, Ltd. (a)	316,444	12,809,653
Santarus, Inc. (a)	394,119	4,327,426
The Medicines Co. (a)	330,368	7,918,921
ViroPharma, Inc. (a)	552,849	12,582,843
VIVUS, Inc. (a)(b)	1,150,002	15,433,027
Warner Chilcott PLC	1,129,340	13,597,253
Watson Pharmaceuticals, Inc. (a)	150,466	12,940,076

TOTAL COMMON STOCKS —
(Cost $315,550,150)		307,281,289

SHORT TERM INVESTMENTS — 5.8%
MONEY MARKET FUNDS — 5.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	16,404,186	16,404,186
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	1,650,419	1,650,419

TOTAL SHORT TERM INVESTMENTS —
(Cost $18,054,605)		18,054,605

TOTAL INVESTMENTS — 105.7% (f)
(Cost $333,604,755)		325,335,894
OTHER ASSETS & LIABILITIES — (5.7)%		(17,678,865)

NET ASSETS — 100.0%		$307,657,029

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

187

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
APPAREL RETAIL — 28.8%
Abercrombie & Fitch Co. (Class A)	129,479	$6,211,108
Aeropostale, Inc. (a)	453,230	5,896,522
American Eagle Outfitters, Inc.	294,508	6,040,359
ANN, Inc. (a)	185,339	6,271,872
Ascena Retail Group, Inc. (a)	328,653	6,076,794
Brown Shoe Co., Inc.	329,884	6,059,969
Chico’s FAS, Inc.	337,256	6,225,746
DSW, Inc. (Class A)	94,216	6,189,049
Express, Inc. (a)	410,693	6,197,357
Foot Locker, Inc.	186,335	5,985,080
Francesca’s Holdings Corp. (a)(b)	245,659	6,377,308
Genesco, Inc. (a)	117,591	6,467,505
Guess?, Inc.	248,045	6,087,024
Hot Topic, Inc. (b)	624,453	6,025,972
Jos. A. Bank Clothiers, Inc. (a)(b)	143,274	6,100,607
Limited Brands, Inc.	120,166	5,655,012
Ross Stores, Inc.	113,916	6,168,551
Rue21, Inc. (a)(b)	213,271	6,054,764
Stage Stores, Inc.	249,167	6,174,358
The Buckle, Inc. (b)	140,928	6,291,026
The Cato Corp. (Class A)	129,264	3,545,712
The Children’s Place Retail Stores, Inc. (a)	133,801	5,926,046
The Finish Line, Inc. (Class A)	337,256	6,384,256
The Gap, Inc.	192,630	5,979,235
The Men’s Wearhouse, Inc.	200,300	6,241,348
TJX Cos., Inc.	142,162	6,034,777
Urban Outfitters, Inc. (a)	156,982	6,178,812
Zumiez, Inc. (a)	314,540	6,105,221

		168,951,390

AUTOMOTIVE RETAIL — 12.9%
Advance Auto Parts, Inc.	83,432	6,036,305
Asbury Automotive Group, Inc. (a)	207,341	6,641,132
AutoNation, Inc. (a)	157,674	6,259,658
AutoZone, Inc. (a)	16,890	5,986,323
CarMax, Inc. (a)	172,705	6,483,346
Group 1 Automotive, Inc. (b)	102,460	6,351,495
Lithia Motors, Inc. (Class A)	174,162	6,517,142
Monro Muffler Brake, Inc. (b)	189,897	6,640,698
O’Reilly Automotive, Inc. (a)	67,714	6,054,986
Penske Automotive Group, Inc. (b)	210,790	6,342,671
Pep Boys-Manny, Moe & Jack	603,366	5,931,088
Sonic Automotive, Inc. (Class A) (b)	303,317	6,336,292

		75,581,136

CATALOG RETAIL — 1.1%
HSN, Inc. (b)	113,540	6,253,783

COMPUTER & ELECTRONICS RETAIL — 3.0%
Best Buy Co., Inc. (b)	502,746	5,957,540
GameStop Corp. (Class A) (b)	220,226	5,525,470
Rent-A-Center, Inc.	172,227	5,917,720

		17,400,730

DEPARTMENT STORES — 7.2%
Dillard’s, Inc. (Class A)	73,604	6,165,807
J.C. Penney Co., Inc. (b)	288,745	5,691,164
Kohl’s Corp.	138,256	5,942,243
Macy’s, Inc.	159,149	6,209,994
Nordstrom, Inc.	116,057	6,209,049
Saks, Inc. (a)(b)	568,286	5,972,686
Sears Holdings Corp. (a)(b)	143,331	5,928,170

		42,119,113

DRUG RETAIL — 3.4%
CVS Caremark Corp.	123,014	5,947,727
Rite Aid Corp. (a)(b)	5,881,239	7,998,485
Walgreen Co.	164,745	6,097,212

		20,043,424

FOOD RETAIL — 8.4%
Casey’s General Stores, Inc.	122,156	6,486,484
Harris Teeter Supermarkets, Inc.	163,321	6,297,658
Safeway, Inc. (b)	343,367	6,211,509
SUPERVALU, Inc. (b)	2,277,272	5,624,862
Susser Holdings Corp. (a)	177,659	6,127,459
The Fresh Market, Inc. (a)(b)	127,245	6,119,212
The Kroger Co.	230,471	5,996,855
Whole Foods Market, Inc.	68,456	6,252,086

		49,116,125

GENERAL MERCHANDISE STORES — 6.8%
Big Lots, Inc. (a)	222,637	6,336,249
Conn’s, Inc. (a)	212,936	6,532,877
Dollar General Corp. (a)	138,177	6,092,224
Dollar Tree, Inc. (a)	156,908	6,364,189
Family Dollar Stores, Inc.	91,974	5,832,071
Fred’s, Inc. (Class A)	194,581	2,589,873
Target Corp.	100,107	5,923,331

		39,670,814

HYPERMARKETS & SUPER CENTERS — 3.1%
Costco Wholesale Corp.	62,476	6,170,755
PriceSmart, Inc. (b)	81,120	6,250,296
Wal-Mart Stores, Inc.	88,096	6,010,790

		18,431,841

INTERNET RETAIL — 9.5%
Amazon.com, Inc. (a)	24,284	6,098,684
Blue Nile, Inc. (a)(b)	159,816	6,152,916
Expedia, Inc.	102,648	6,307,720
Groupon, Inc. (a)(b)	1,228,741	5,996,256
HomeAway, Inc. (a)	287,095	6,316,090
Netflix, Inc. (a)	64,943	6,025,411
Priceline.com, Inc. (a)	9,843	6,114,472
Shutterfly, Inc. (a)(b)	227,875	6,806,626
TripAdvisor, Inc. (a)	145,409	6,101,362

		55,919,537

SPECIALTY STORES — 15.5%
Barnes & Noble, Inc. (a)(b)	383,657	5,789,384
Cabela’s, Inc. (a)	137,883	5,756,615
Dick’s Sporting Goods, Inc.	134,204	6,104,940
GNC Holdings, Inc. (Class A)	183,934	6,121,324
Hibbett Sports, Inc. (a)	119,066	6,274,778
Office Depot, Inc. (a)(b)	1,771,271	5,809,769
OfficeMax, Inc.	627,712	6,126,469
PetSmart, Inc.	87,461	5,977,085
Sally Beauty Holdings, Inc. (a)	258,866	6,101,472
Signet Jewelers, Ltd.	111,168	5,936,371

See accompanying notes to financial statements.

188

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Staples, Inc.	518,605	$5,912,097
Tiffany & Co.	104,255	5,977,982
Tractor Supply Co.	71,190	6,290,348
Ulta Salon Cosmetics & Fragrance, Inc.	63,751	6,264,173
Vitamin Shoppe, Inc. (a)	108,797	6,240,596

		90,683,403

TOTAL COMMON STOCKS —
(Cost $661,462,672)		584,171,296

SHORT TERM INVESTMENTS — 7.1%
MONEY MARKET FUNDS — 7.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	34,189,684	34,189,684
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	7,486,675	7,486,675

TOTAL SHORT TERM INVESTMENTS —
(Cost $41,676,359)		41,676,359

TOTAL INVESTMENTS — 106.8% (f)
(Cost $703,139,031)		625,847,655
OTHER ASSETS & LIABILITIES — (6.8)%		(39,595,258)

NET ASSETS — 100.0%		$586,252,397

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

189

SPDR S&P Semiconductor ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)(b)	354,135	$849,924
Altera Corp.	25,804	888,690
Analog Devices, Inc.	20,428	859,202
Applied Micro Circuits Corp. (a)	24,885	209,034
Atmel Corp. (a)	148,743	974,267
Avago Technologies Ltd.	27,200	861,152
Broadcom Corp. (Class A) (a)	26,355	875,249
Cavium, Inc. (a)(b)	24,968	779,251
CEVA, Inc. (a)	16,238	255,748
Cirrus Logic, Inc. (a)(b)	33,078	958,270
Cree, Inc. (a)(b)	24,995	849,330
Cypress Semiconductor Corp. (a)(b)	78,732	853,455
Diodes, Inc. (a)(b)	19,659	341,084
Entropic Communications, Inc. (a)(b)	64,816	342,877
Fairchild Semiconductor International, Inc. (a)	60,569	872,194
First Solar, Inc. (a)(b)	25,991	802,602
Freescale Semiconductor Holdings I, Ltd. (a)(b)	59,046	650,096
Hittite Microwave Corp. (a)	8,452	524,869
Integrated Device Technology, Inc. (a)	105,077	767,062
Intel Corp.	41,221	850,389
International Rectifier Corp. (a)(b)	37,093	657,659
Intersil Corp. (Class A) (b)	104,620	867,300
Lattice Semiconductor Corp. (a)(b)	85,835	342,482
Linear Technology Corp. (b)	25,218	864,977
LSI Corp. (a)	125,444	888,143
Marvell Technology Group, Ltd.	103,014	747,882
Maxim Integrated Products, Inc.	28,672	842,957
Micrel, Inc. (b)	15,217	144,561
Microchip Technology, Inc. (b)	26,747	871,685
Micron Technology, Inc. (a)	123,701	785,501
Microsemi Corp. (a)	29,348	617,482
MIPS Technologies, Inc. (a)(b)	85,500	668,610
Monolithic Power Systems, Inc. (b)	16,770	373,636
NVIDIA Corp.	67,222	826,158
OmniVision Technologies, Inc. (a)(b)	60,982	858,626
ON Semiconductor Corp. (a)	122,349	862,560
PMC-Sierra, Inc. (a)(b)	156,438	815,042
Power Integrations, Inc. (b)	13,897	467,078
Rambus, Inc. (a)	48,640	237,363
RF Micro Devices, Inc. (a)	182,406	817,179
Semtech Corp. (a)(b)	28,067	812,540
Silicon Image, Inc. (a)(b)	52,347	259,641
Silicon Laboratories, Inc. (a)	16,570	692,792
Skyworks Solutions, Inc. (a)	42,746	867,744
Spansion, Inc. (Class A) (a)	13,869	192,918
Texas Instruments, Inc.	27,502	850,912
TriQuint Semiconductor, Inc. (a)(b)	180,889	875,503
Volterra Semiconductor Corp. (a)	27,482	471,866
Xilinx, Inc.	23,882	857,364

TOTAL COMMON STOCKS —
(Cost $37,242,728)		33,802,906

SHORT TERM INVESTMENTS — 15.6%
MONEY MARKET FUNDS — 15.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	5,121,367	5,121,367
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	173,001	173,001

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,294,368)		5,294,368

TOTAL INVESTMENTS — 115.5% (f)
(Cost $42,537,096)		39,097,274
OTHER ASSETS & LIABILITIES — (15.5)%		(5,245,733)

NET ASSETS — 100.0%		$33,851,541

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

190

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
APPLICATION SOFTWARE — 30.6%
ACI Worldwide, Inc. (a)	1,988	$86,856
Adobe Systems, Inc. (a)(b)	2,264	85,308
Advent Software, Inc. (a)(b)	3,865	82,634
Ansys, Inc. (a)(b)	1,268	85,387
Aspen Technology, Inc. (a)	3,304	91,323
Autodesk, Inc. (a)(b)	2,487	87,915
Blackbaud, Inc. (b)	3,965	90,521
Bottomline Technologies, Inc. (a)(b)	3,223	85,055
BroadSoft, Inc. (a)	2,660	96,638
Cadence Design Systems, Inc. (a)(b)	6,457	87,234
Citrix Systems, Inc. (a)	1,309	86,067
Compuware Corp. (a)	8,930	97,069
Comverse, Inc. (a)(b)	2,482	70,811
Concur Technologies, Inc. (a)(b)	1,302	87,911
Ebix, Inc. (b)	5,389	86,601
Factset Research Systems, Inc. (b)	905	79,694
Fair Isaac Corp. (b)	2,043	85,867
Guidewire Software, Inc. (a)(b)	2,772	82,384
Informatica Corp. (a)	2,900	87,928
Interactive Intelligence Group (a)(b)	1,276	42,797
Intuit, Inc. (b)	1,414	84,133
Manhattan Associates, Inc. (a)(b)	1,498	90,389
Mentor Graphics Corp. (a)(b)	5,322	90,580
MicroStrategy, Inc. (a)(b)	933	87,124
Monotype Imaging Holdings, Inc. (b)	2,865	45,783
Netscout Systems, Inc. (a)(b)	3,486	90,601
Nuance Communications, Inc. (a)(b)	3,866	86,289
Parametric Technology Corp. (a)(b)	3,852	86,709
Pegasystems, Inc. (b)	3,811	86,434
QLIK Technologies, Inc. (a)(b)	4,270	92,744
RealPage, Inc. (a)(b)	4,178	90,120
Salesforce.com, Inc. (a)(b)	510	85,731
Solarwinds, Inc. (a)	1,570	82,347
Solera Holdings, Inc. (b)	1,605	85,819
Splunk, Inc. (a)	3,087	89,585
SS&C Technologies Holdings, Inc. (a)(b)	3,896	90,076
Synchronoss Technologies, Inc. (a)(b)	4,249	89,611
Synopsys, Inc. (a)(b)	2,671	85,045
Tangoe, Inc. (a)(b)	6,998	83,066
TIBCO Software, Inc. (a)(b)	4,135	91,011
TiVo, Inc. (a)(b)	6,706	82,618
Tyler Technologies, Inc. (a)(b)	1,803	87,337
Ultimate Software Group, Inc. (a)	920	86,857
Verint Systems, Inc. (a)	3,090	90,722
VirnetX Holding Corp. (a)(b)	2,567	75,162

		3,821,893

COMMUNICATIONS EQUIPMENT — 0.7%
Comverse Technology, Inc. (a)	23,904	91,791

DATA PROCESSING & OUTSOURCED SERVICES — 20.3%
Alliance Data Systems Corp. (a)(b)	591	85,553
Automatic Data Processing, Inc.	1,483	84,546
Broadridge Financial Solutions, Inc.	3,690	84,427
Cardtronics, Inc. (a)	3,806	90,354
Computer Sciences Corp.	2,149	86,067
Convergys Corp. (b)	5,234	85,890
CoreLogic, Inc. (a)	3,100	83,452
CSG Systems International, Inc. (a)(b)	4,765	86,628
DST Systems, Inc. (b)	1,393	84,416
Euronet Worldwide, Inc. (a)(b)	3,630	85,668
ExlService Holdings, Inc. (a)(b)	3,193	84,615
Fidelity National Information Services, Inc.	2,398	83,474
Fiserv, Inc. (a)(b)	1,068	84,404
FleetCor Technologies, Inc. (a)(b)	1,688	90,561
Genpact, Ltd.	5,487	85,049
Global Payments, Inc. (b)	1,924	87,157
Heartland Payment Systems, Inc. (b)	2,987	88,117
Jack Henry & Associates, Inc. (b)	2,213	86,882
Lender Processing Services, Inc. (b)	3,416	84,102
Mastercard, Inc. (Class A)	176	86,465
NeuStar, Inc. (Class A) (a)(b)	2,041	85,579
Paychex, Inc. (b)	2,524	78,597
Syntel, Inc.	1,584	84,887
TeleTech Holdings, Inc. (a)(b)	2,765	49,217
The Western Union Co.	6,491	88,343
Total System Services, Inc.	3,875	83,003
Vantiv, Inc. (a)	4,014	81,966
VeriFone Systems, Inc. (a)(b)	2,875	85,330
Visa, Inc. (Class A)	580	87,916
WEX, Inc. (a)(b)	1,186	89,389

		2,532,054

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES — 1.4%
CoStar Group, Inc. (a)(b)	993	88,744
Global Cash Access Holdings, Inc. (a)	11,227	88,020

		176,764

HOME ENTERTAINMENT SOFTWARE — 2.5%
Activision Blizzard, Inc. (b)	7,458	79,204
Electronic Arts, Inc. (a)(b)	5,562	80,816
Take-Two Interactive Software, Inc. (a)(b)	6,496	71,521
Zynga, Inc. (Class A) (a)	33,503	79,402

		310,943

INTERNET SOFTWARE & SERVICES — 22.8%
Akamai Technologies, Inc. (a)	2,184	89,347
AOL, Inc. (a)(b)	2,793	82,701
Bankrate, Inc. (a)(b)	6,690	83,290
Blucora, Inc. (a)	5,805	91,197
comScore, Inc. (a)(b)	5,497	75,749
Constant Contact, Inc. (a)(b)	6,308	89,637
Cornerstone OnDemand, Inc. (a)	3,268	96,504
DealerTrack Holdings, Inc. (a)(b)	3,114	89,434
Dice Holdings, Inc. (a)(b)	10,035	92,121
Digital River, Inc. (a)	5,943	85,520
EarthLink, Inc. (b)	13,359	86,299
eBay, Inc. (a)(b)	1,690	86,224
Equinix, Inc. (a)	429	88,460
ExactTarget, Inc. (a)	4,655	93,100
Facebook, Inc. (Class A) (a)(b)	3,174	84,524
Google, Inc. (Class A) (a)	121	85,834
IAC/InterActiveCorp. (b)	1,885	89,160
j2 Global, Inc. (b)	2,774	84,829

See accompanying notes to financial statements.

191

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

LinkedIn Corp. (Class A) (a)(b)	753	$86,459
Liquidity Services, Inc. (a)(b)	2,133	87,154
LivePerson, Inc. (a)(b)	6,964	91,507
LogMeIn, Inc. (a)(b)	4,139	92,755
Monster Worldwide, Inc. (a)(b)	14,956	84,053
NIC, Inc. (b)	4,660	76,144
OpenTable, Inc. (a)(b)	1,782	86,962
Rackspace Hosting, Inc. (a)(b)	1,238	91,946
United Online, Inc. (b)	14,484	80,966
ValueClick, Inc. (a)(b)	4,366	84,744
VeriSign, Inc. (a)(b)	2,370	92,003
Vocus, Inc. (a)(b)	3,753	65,227
Web.com Group, Inc. (a)(b)	6,040	89,392
WebMD Health Corp. (a)	5,466	78,382
Yahoo!, Inc. (a)(b)	4,333	86,227

		2,847,851

IT CONSULTING & OTHER SERVICES — 9.8%
Accenture PLC (Class A)	1,212	80,598
Acxiom Corp. (a)(b)	4,811	84,000
Booz Allen Hamilton Holding Corp. (b)	6,035	84,007
CACI International, Inc. (Class A) (a)	1,565	86,122
Cognizant Technology Solutions Corp. (Class A) (a)	1,173	86,861
Forrester Research, Inc. (b)	2,050	54,940
Gartner, Inc. (a)(b)	1,835	84,447
iGate Corp. (a)	3,862	60,904
International Business Machines Corp. (b)	444	85,048
ManTech International Corp. (Class A) (b)	3,369	87,392
MAXIMUS, Inc.	1,351	85,410
SAIC, Inc. (b)	7,292	82,545
Sapient Corp. (a)	8,351	88,187
Teradata Corp. (a)	1,432	88,626
Unisys Corp. (a)	4,953	85,687

		1,224,774

SYSTEMS SOFTWARE — 11.7%
BMC Software, Inc. (a)	2,118	84,000
CA, Inc.	3,893	85,568
CommVault Systems, Inc. (a)(b)	1,252	87,277
Fortinet, Inc. (a)(b)	4,052	85,376
Infoblox, Inc. (a)(b)	4,702	84,495
MICROS Systems, Inc. (a)(b)	2,142	90,907
Microsoft Corp.	3,174	84,841
NetSuite, Inc. (a)(b)	1,321	88,903
Oracle Corp.	2,663	88,731
Progress Software Corp. (a)	4,169	87,507
Red Hat, Inc. (a)(b)	1,695	89,767
Rovi Corp. (a)	5,452	84,124
ServiceNow, Inc. (a)	2,786	83,664
Sourcefire, Inc. (a)(b)	1,874	88,490
Symantec Corp. (a)	4,556	85,698
VMware, Inc. (Class A) (a)(b)	920	86,609
Websense, Inc. (a)(b)	5,346	80,404

		1,466,361

TOTAL COMMON STOCKS —
(Cost $12,259,422)		12,472,431

SHORT TERM INVESTMENTS — 30.6%
MONEY MARKET FUNDS — 30.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	3,345,124	3,345,124
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	485,855	485,855

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,830,979)		3,830,979

TOTAL INVESTMENTS — 130.4% (f)
(Cost $16,090,401)		16,303,410
OTHER ASSETS & LIABILITIES — (30.4)%		(3,801,459)

NET ASSETS — 100.0%		$12,501,951

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

192

SPDR S&P Telecom ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ALTERNATIVE CARRIERS — 7.9%
8x8, Inc. (a)	6,249	$46,180
Cogent Communications Group, Inc.	2,431	55,038
Iridium Communications, Inc. (a)	5,027	33,882
Level 3 Communications, Inc. (a)	5,031	116,267
tw telecom, Inc. (a)	4,305	109,648

		361,015

COMMUNICATIONS EQUIPMENT — 57.3%
Acme Packet, Inc. (a)	4,710	104,185
ADTRAN, Inc.	5,527	107,998
Arris Group, Inc. (a)	5,927	88,549
Aruba Networks, Inc. (a)	5,301	109,996
Black Box Corp.	508	12,365
Brocade Communications Systems, Inc. (a)	19,719	105,102
Ciena Corp. (a)	6,853	107,592
Cisco Systems, Inc.	5,421	106,523
Comtech Telecommunications Corp.	905	22,969
EchoStar Corp. (Class A) (a)	1,301	44,520
Emulex Corp. (a)	8,323	60,758
F5 Networks, Inc. (a)	1,191	115,706
Finisar Corp. (a)	7,187	117,148
Harmonic, Inc. (a)	3,350	16,984
Harris Corp.	2,235	109,426
Infinera Corp. (a)	6,302	36,615
InterDigital, Inc.	2,516	103,408
Ixia (a)	3,576	60,720
JDS Uniphase Corp. (a)	8,558	115,875
Juniper Networks, Inc. (a)	5,496	108,106
Loral Space & Communications, Inc.	1,988	108,664
Motorola Solutions, Inc.	1,992	110,915
Netgear, Inc. (a)	2,950	116,289
Plantronics, Inc.	1,626	59,951
Polycom, Inc. (a)	10,303	107,769
Procera Networks, Inc. (a)	2,561	47,506
QUALCOMM, Inc.	1,800	111,636
Riverbed Technology, Inc. (a)	6,062	119,543
Sonus Networks, Inc. (a)	13,139	22,336
Tellabs, Inc.	25,146	57,333
ViaSat, Inc. (a)	2,288	89,003

		2,605,490

INTEGRATED TELECOMMUNICATION SERVICES — 14.7%
AT&T, Inc.	3,166	106,726
CenturyLink, Inc.	2,756	107,815
Cincinnati Bell, Inc. (a)	20,906	114,565
Consolidated Communications Holdings, Inc.	1,871	29,786
Frontier Communications Corp.	23,405	100,173
Verizon Communications, Inc.	2,435	105,362
Windstream Corp.	12,235	101,306

		665,733

WIRELESS TELECOMMUNICATION SERVICES — 19.8%
Clearwire Corp. (Class A) (a)	31,948	92,330
Crown Castle International Corp. (a)	1,513	109,178
Leap Wireless International, Inc. (a)	16,437	109,306
MetroPCS Communications, Inc. (a)	10,713	106,487
NII Holdings, Inc. (a)	17,036	121,467
SBA Communications Corp. (Class A) (a)	1,546	109,797
Sprint Nextel Corp. (a)	19,399	109,992
Telephone & Data Systems, Inc.	4,870	107,822
US Cellular Corp. (a)	978	34,465

		900,844

TOTAL COMMON STOCKS —
(Cost $5,246,678)		4,533,082

SHORT TERM INVESTMENT — 2.7%
MONEY MARKET FUND — 2.7%
State Street Institutional Liquid Reserves Fund 0.17% (b)(c) (Cost $121,249)	121,249	121,249

TOTAL INVESTMENTS — 102.4% (d)
(Cost $5,367,927)		4,654,331
OTHER ASSETS & LIABILITIES — (2.4)%		(109,542)

NET ASSETS — 100.0%		$4,544,789

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

193

SPDR S&P Transportation ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 20.4%
Atlas Air Worldwide Holdings, Inc. (a)	7,546	$334,363
C.H. Robinson Worldwide, Inc.	7,180	453,920
Expeditors International of Washington, Inc.	11,559	457,158
FedEx Corp.	4,904	449,795
Forward Air Corp.	3,603	126,141
HUB Group, Inc. (Class A) (a)	7,377	247,867
United Parcel Service, Inc. (Class B)	6,064	447,099
UTI Worldwide, Inc.	17,092	229,033

		2,745,376

AIRLINES — 24.7%
Alaska Air Group, Inc. (a)	10,236	441,069
Allegiant Travel Co.	2,587	189,912
Delta Air Lines, Inc. (a)	39,375	467,381
JetBlue Airways Corp. (a)	79,889	456,166
SkyWest, Inc.	10,239	127,578
Southwest Airlines Co.	43,355	443,955
Spirit Airlines, Inc. (a)	15,845	280,774
United Continental Holdings, Inc. (a)	19,200	448,896
US Airways Group, Inc. (a)	34,434	464,859

		3,320,590

MARINE — 4.5%
Kirby Corp. (a)	7,596	470,116
Matson, Inc.	5,408	133,686

		603,802

RAILROADS — 16.6%
CSX Corp.	22,346	440,886
Genesee & Wyoming, Inc. (Class A) (a)	6,007	457,012
Kansas City Southern	5,395	450,375
Norfolk Southern Corp.	7,200	445,248
Union Pacific Corp.	3,554	446,809

		2,240,330

TRUCKING — 33.6%
AMERCO, Inc.	855	108,423
Avis Budget Group, Inc. (a)	23,094	457,723
Con-way, Inc.	15,739	437,859
Heartland Express, Inc.	11,600	151,612
Hertz Global Holdings, Inc. (a)	27,733	451,216
J.B. Hunt Transport Services, Inc.	7,770	463,947
Knight Transportation, Inc.	16,143	236,172
Landstar System, Inc.	8,881	465,897
Old Dominion Freight Line, Inc. (a)	13,310	456,267
Ryder Systems, Inc.	8,907	444,726
Swift Transportation Co. (a)	44,014	401,408
Werner Enterprises, Inc.	20,465	443,476

		4,518,726

TOTAL COMMON STOCKS —
(Cost $12,627,289)		13,428,824

SHORT TERM INVESTMENT — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Liquid Reserves Fund 0.17% (b)(c) (Cost $95,189)	95,189	95,189

TOTAL INVESTMENTS — 100.5% (d)
(Cost $12,722,478)		13,524,013
OTHER ASSETS & LIABILITIES — (0.5)%		(73,807)

NET ASSETS — 100.0%		$13,450,206

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

194

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.6%
BE Aerospace, Inc. (a)	28	$1,383
Cubic Corp.	4	192
Curtiss-Wright Corp.	4	131
Engility Holdings, Inc. (a)	2	39
Esterline Technologies Corp. (a)	4	254
Exelis, Inc.	12	135
GenCorp, Inc. (a)	50	458
General Dynamics Corp.	64	4,433
Honeywell International, Inc.	314	19,930
Huntington Ingalls Industries, Inc.	36	1,560
L-3 Communications Holdings, Inc.	30	2,299
Lockheed Martin Corp.	154	14,213
Moog, Inc. (Class A) (a)	4	164
Northrop Grumman Corp.	110	7,434
Orbital Sciences Corp. (a)	4	55
Precision Castparts Corp.	16	3,031
Raytheon Co.	204	11,742
Rockwell Collins, Inc.	16	931
Teledyne Technologies, Inc. (a)	14	911
Textron, Inc.	184	4,561
The Boeing Co.	158	11,907
Triumph Group, Inc.	10	653
United Technologies Corp.	124	10,169

		96,585

AIR FREIGHT & LOGISTICS — 0.2%
C.H. Robinson Worldwide, Inc.	4	253
Expeditors International of Washington, Inc.	4	158
FedEx Corp.	44	4,036
Forward Air Corp.	2	70
HUB Group, Inc. (Class A) (a)	2	67
United Parcel Service, Inc. (Class B)	136	10,027
UTI Worldwide, Inc.	6	81

		14,692

AIRLINES — 0.0% (b)
Alaska Air Group, Inc. (a)	14	603
Allegiant Travel Co. (a)	8	587
JetBlue Airways Corp. (a)	44	251
SkyWest, Inc.	2	25
Southwest Airlines Co.	110	1,127

		2,593

AUTO COMPONENTS — 0.0% (b)
BorgWarner, Inc. (a)	8	573
Drew Industries, Inc. (a)	10	322
Gentex Corp.	4	75
Johnson Controls, Inc.	14	430
Spartan Motors, Inc.	4	20
Standard Motor Products, Inc.	10	222
Superior Industries International, Inc.	2	41
The Goodyear Tire & Rubber Co. (a)	6	83

		1,766

AUTOMOBILES — 0.1%
Ford Motor Co.	80	1,036
Harley-Davidson, Inc.	52	2,539
Thor Industries, Inc.	30	1,123
Winnebago Industries, Inc. (a)	22	377

		5,075

BEVERAGES — 1.9%
Beam, Inc.	64	3,910
Boston Beer Co., Inc. (Class A) (a)	4	538
Brown-Forman Corp. (Class B)	92	5,819
Coca-Cola Enterprises, Inc.	122	3,871
Constellation Brands, Inc. (Class A) (a)	116	4,105
Dr. Pepper Snapple Group, Inc.	112	4,948
Molson Coors Brewing Co. (Class B)	36	1,541
Monster Beverage Corp. (a)	74	3,913
PepsiCo, Inc.	626	42,837
The Coca-Cola Co.	1,228	44,515

		115,997

BIOTECHNOLOGY — 2.7%
Alexion Pharmaceuticals, Inc. (a)	160	15,010
Amgen, Inc.	570	49,203
ArQule, Inc. (a)	2	6
Biogen Idec, Inc. (a)	134	19,654
Celgene Corp. (a)	174	13,697
Cubist Pharmaceuticals, Inc. (a)	34	1,430
Gilead Sciences, Inc. (a)	592	43,482
Momenta Pharmaceuticals, Inc. (a)	4	47
Regeneron Pharmaceuticals, Inc. (a)	62	10,606
Spectrum Pharmaceuticals, Inc.	10	112
United Therapeutics Corp. (a)	28	1,496
Vertex Pharmaceuticals, Inc. (a)	160	6,710

		161,453

BUILDING PRODUCTS — 0.2%
A.O. Smith Corp.	30	1,892
AAON, Inc.	2	42
Apogee Enterprises, Inc.	24	575
Fortune Brands Home & Security, Inc. (a)	132	3,857
Gibraltar Industries, Inc. (a)	10	159
Griffon Corp.	10	115
Lennox International, Inc.	36	1,891
Masco Corp.	280	4,665
NCI Building Systems, Inc. (a)	4	56
Quanex Building Products Corp.	22	449
Simpson Manufacturing Co., Inc.	2	65
Universal Forest Products, Inc.	14	532

		14,298

CAPITAL MARKETS — 1.5%
Affiliated Managers Group, Inc. (a)	32	4,165
Ameriprise Financial, Inc.	112	7,014
Apollo Investment Corp.	38	318
BlackRock, Inc.	50	10,335
Calamos Asset Management, Inc. (Class A)	2	21
E*TRADE Financial Corp. (a)	6	54
Eaton Vance Corp.	32	1,019
Federated Investors, Inc. (Class B)	26	526
Financial Engines, Inc. (a)	8	222
Franklin Resources, Inc.	68	8,547
Greenhill & Co., Inc.	20	1,040
HFF, Inc. (Class A) (a)	22	328
Invesco, Ltd.	254	6,627
Janus Capital Group, Inc.	138	1,176

See accompanying notes to financial statements.

195

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Jefferies Group, Inc.	24	$446
Legg Mason, Inc.	8	206
Morgan Stanley	88	1,682
Northern Trust Corp.	88	4,414
Piper Jaffray Co., Inc. (a)	8	257
Prospect Capital Corp.	94	1,022
Raymond James Financial, Inc.	60	2,312
SEI Investments Co.	88	2,054
State Street Corp. (c)	92	4,325
Stifel Financial Corp. (a)	10	320
SWS Group, Inc. (a)	6	32
T. Rowe Price Group, Inc.	134	8,727
The Bank of New York Mellon Corp.	274	7,042
The Charles Schwab Corp.	208	2,987
The Goldman Sachs Group, Inc.	86	10,970
Virtus Investment Partners, Inc. (a)	4	484
Waddell & Reed Financial, Inc. (Class A)	42	1,462

		90,134

CHEMICALS — 2.6%
A. Schulman, Inc.	10	289
Air Products & Chemicals, Inc.	22	1,848
Airgas, Inc.	34	3,104
Albemarle Corp.	10	621
American Vanguard Corp.	20	621
Ashland, Inc.	50	4,021
Balchem Corp.	4	146
Cabot Corp.	32	1,273
Calgon Carbon Corp. (a)	2	28
CF Industries Holdings, Inc.	44	8,939
Cytec Industries, Inc.	34	2,340
E. I. du Pont de Nemours & Co.	216	9,714
Eastman Chemical Co.	114	7,758
Ecolab, Inc.	128	9,203
FMC Corp.	102	5,969
H.B. Fuller Co.	36	1,254
Hawkins, Inc.	2	77
Innophos Holdings, Inc.	6	279
International Flavors & Fragrances, Inc.	8	532
Intrepid Potash, Inc. (a)	2	43
Koppers Holdings, Inc.	4	153
Kraton Performance Polymers, Inc. (a)	20	481
LSB Industries, Inc. (a)	10	354
LyondellBasell Industries NV	280	15,985
Minerals Technologies, Inc.	20	798
Monsanto Co.	282	26,691
NewMarket Corp.	6	1,573
Olin Corp.	36	777
PolyOne Corp.	66	1,348
PPG Industries, Inc.	106	14,347
Praxair, Inc.	56	6,129
Quaker Chemical Corp.	10	539
RPM International, Inc.	80	2,349
Sensient Technologies Corp.	8	285
Sigma-Aldrich Corp.	34	2,502
Stepan Co.	8	444
The Dow Chemical Co.	228	7,369
The Mosaic Co.	30	1,699
The Scotts Miracle-Gro Co. (Class A)	2	88
The Sherwin-Williams Co.	70	10,767
Tredegar Corp.	2	41
Valspar Corp.	66	4,118
Zep, Inc.	2	29

		156,925

COMMERCIAL BANKS — 4.5%
Associated Banc-Corp.	76	997
BancorpSouth, Inc.	62	901
Bank of Hawaii Corp.	12	529
Bank of the Ozarks, Inc.	20	669
BB&T Corp.	518	15,079
BBCN Bancorp, Inc.	58	671
Boston Private Financial Holdings, Inc.	46	414
Cathay General Bancorp	38	741
City Holding Co.	4	139
City National Corp.	24	1,189
Columbia Banking System, Inc.	6	108
Comerica, Inc.	102	3,095
Commerce Bancshares, Inc.	21	736
Community Bank System, Inc.	14	383
Cullen/Frost Bankers, Inc.	30	1,628
CVB Financial Corp.	46	478
East West Bancorp, Inc.	34	731
F.N.B. Corp.	56	595
Fifth Third Bancorp	564	8,567
First BanCorp- Puerto Rico (a)	38	174
First Commonwealth Financial Corp.	82	559
First Financial Bancorp	14	205
First Financial Bankshares, Inc.	12	468
First Horizon National Corp.	174	1,724
First Midwest Bancorp, Inc.	52	651
First Niagara Financial Group, Inc.	22	174
FirstMerit Corp.	26	369
Fulton Financial Corp.	38	365
Glacier Bancorp, Inc.	54	794
Hancock Holding Co.	16	508
Hanmi Financial Corp. (a)	24	326
Home Bancshares, Inc.	18	594
Huntington Bancshares, Inc.	598	3,821
Independent Bank Corp.-Massachusetts	10	290
International Bancshares Corp.	10	181
Keycorp	498	4,193
M&T Bank Corp.	68	6,696
National Penn Bancshares, Inc.	60	559
NBT Bancorp, Inc.	6	122
Old National Bancorp	50	594
PacWest Bancorp	22	545
Pinnacle Financial Partners, Inc. (a)	18	339
PNC Financial Services Group, Inc.	234	13,645
PrivateBancorp, Inc.	46	705
Prosperity Bancshares, Inc.	12	504
Regions Financial Corp.	1,166	8,302
S&T Bancorp, Inc.	4	72
Signature Bank (a)	22	1,570
Simmons First National Corp.	2	51
Sterling Bancorp	16	146
SunTrust Banks, Inc.	398	11,283
Susquehanna Bancshares, Inc.	138	1,446
SVB Financial Group (a)	28	1,567
Synovus Financial Corp.	616	1,509

See accompanying notes to financial statements.

196

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

TCF Financial Corp.	52	$632
Texas Capital Bancshares, Inc. (a)	34	1,524
Tompkins Financial Corp.	2	79
Trustmark Corp.	24	539
U.S. Bancorp	1,322	42,225
UMB Financial Corp.	22	964
Umpqua Holdings Corp.	40	472
United Bankshares, Inc.	10	243
United Community Banks, Inc. (a)	14	132
Valley National Bancorp	12	112
Webster Financial Corp.	38	781
Wells Fargo & Co.	3,415	116,725
Westamerica Bancorporation	6	256
Wilshire Bancorp, Inc. (a)	52	305
Wintrust Financial Corp.	22	807
Zions Bancorporation	82	1,755

		270,252

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	4	80
Avery Dennison Corp.	54	1,886
Cintas Corp.	80	3,272
Clean Harbors, Inc. (a)	2	110
Copart, Inc. (a)	62	1,829
Corrections Corp. of America	78	2,767
Deluxe Corp.	34	1,096
G & K Services, Inc. (Class A)	10	341
Healthcare Services Group, Inc.	44	1,022
Herman Miller, Inc.	4	86
HNI Corp.	10	301
Interface, Inc.	8	129
Iron Mountain, Inc.	48	1,490
Mine Safety Appliances Co.	12	512
Mobile Mini, Inc. (a)	2	42
Pitney Bowes, Inc.	4	43
R.R. Donnelley & Sons Co.	4	36
Republic Services, Inc.	32	938
Rollins, Inc.	16	353
Stericycle, Inc. (a)	20	1,865
Tetra Tech, Inc. (a)	30	793
The ADT Corp.	14	651
The Brink’s Co.	4	114
The Geo Group, Inc.	57	1,607
Tyco International, Ltd.	244	7,137
UniFirst Corp.	8	587
Viad Corp.	2	54
Waste Connections, Inc.	2	68
Waste Management, Inc.	46	1,552

		30,761

COMMUNICATIONS EQUIPMENT — 1.4%
ADTRAN, Inc.	2	39
Arris Group, Inc. (a)	50	747
Bel Fuse, Inc. (Class B)	2	39
Black Box Corp.	2	49
Ciena Corp. (a)	14	220
Cisco Systems, Inc.	782	15,366
F5 Networks, Inc. (a)	8	777
Harmonic, Inc. (a)	2	10
Harris Corp.	78	3,819
JDS Uniphase Corp. (a)	34	460
Juniper Networks, Inc. (a)	12	236
Motorola Solutions, Inc.	66	3,675
Netgear, Inc. (a)	8	315
Oplink Communications, Inc. (a)	2	31
PC-Tel, Inc.	2	15
Plantronics, Inc.	8	295
Polycom, Inc. (a)	4	42
QUALCOMM, Inc.	900	55,818
Riverbed Technology, Inc. (a)	4	79
Symmetricom, Inc. (a)	28	162
Tellabs, Inc.	8	18

		82,212

COMPUTERS & PERIPHERALS — 7.4%
3D Systems Corp. (a)	40	2,134
Apple, Inc.	771	410,966
Avid Technology, Inc. (a)	24	182
Dell, Inc.	30	304
Diebold, Inc.	12	367
EMC Corp. (a)	576	14,573
Hewlett-Packard Co.	42	599
Intermec, Inc. (a)	2	20
Lexmark International, Inc. (Class A)	2	46
NCR Corp. (a)	84	2,140
NetApp, Inc. (a)	8	269
QLogic Corp. (a)	2	20
SanDisk Corp. (a)	6	261
Seagate Technology PLC	292	8,900
Western Digital Corp.	164	6,968

		447,749

CONSTRUCTION & ENGINEERING — 0.2%
Aecom Technology Corp. (a)	12	285
Aegion Corp. (a)	22	488
Comfort Systems USA, Inc.	4	49
EMCOR Group, Inc.	24	831
Fluor Corp.	18	1,057
Granite Construction, Inc.	22	740
Jacobs Engineering Group, Inc. (a)	20	851
KBR, Inc.	28	838
Orion Marine Group, Inc. (a)	6	44
Quanta Services, Inc. (a)	86	2,347
The Shaw Group, Inc. (a)	54	2,517
URS Corp.	8	314

		10,361

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	38	2,223
Headwaters, Inc. (a)	50	428
Martin Marietta Materials, Inc.	18	1,697
Texas Industries, Inc. (a)	14	714
Vulcan Materials Co.	96	4,997

		10,059

CONSUMER FINANCE — 1.0%
American Express Co.	312	17,934
Capital One Financial Corp.	308	17,842
Discover Financial Services	424	16,345
Encore Capital Group, Inc. (a)	4	123
First Cash Financial Services, Inc. (a)	6	298

See accompanying notes to financial statements.

197

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Portfolio Recovery Associates, Inc. (a)	12	$1,282
SLM Corp.	208	3,563
World Acceptance Corp. (a)	2	149

		57,536

CONTAINERS & PACKAGING — 0.2%
AptarGroup, Inc.	16	764
Ball Corp.	82	3,669
Bemis Co., Inc.	42	1,405
Greif, Inc. (Class A)	4	178
Myers Industries, Inc.	20	303
Owens-Illinois, Inc. (a)	10	213
Packaging Corp. of America	72	2,770
Rock-Tenn Co. (Class A)	38	2,657
Sealed Air Corp.	4	70
Silgan Holdings, Inc.	20	832
Sonoco Products Co.	14	416

		13,277

DISTRIBUTORS — 0.1%
Genuine Parts Co.	36	2,289
LKQ Corp. (a)	170	3,587
Pool Corp.	34	1,439
VOXX International Corp. (a)	4	27

		7,342

DIVERSIFIED CONSUMER SERVICES — 0.1%
American Public Education, Inc. (a)	2	72
Apollo Group, Inc. (Class A) (a)	2	42
Capella Education Co. (a)	2	56
Career Education Corp. (a)	2	7
Coinstar, Inc. (a)	2	104
Corinthian Colleges, Inc. (a)	42	103
DeVry, Inc.	2	47
H&R Block, Inc.	120	2,228
Hillenbrand, Inc.	2	45
Regis Corp.	18	305
Service Corp. International	150	2,072
Sotheby’s	4	135
Universal Technical Institute, Inc.	2	20

		5,236

DIVERSIFIED FINANCIAL SERVICES — 3.0%
Bank of America Corp.	6,606	76,630
CBOE Holdings, Inc.	32	943
Citigroup, Inc.	434	17,169
CME Group, Inc.	72	3,651
Interactive Brokers Group, Inc. (Class A)	2	27
IntercontinentalExchange, Inc. (a)	10	1,238
JPMorgan Chase & Co.	1,686	74,134
Leucadia National Corp.	4	95
MarketAxess Holdings, Inc.	8	282
Moody’s Corp.	110	5,535
MSCI, Inc. (Class A) (a)	24	744
NYSE Euronext	26	820
The NASDAQ OMX Group, Inc.	8	200

		181,468

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.6%
AT&T, Inc.	3,768	127,019
Atlantic Tele-Network, Inc.	4	147
Cbeyond, Inc. (a)	14	126
CenturyLink, Inc.	330	12,910
Cincinnati Bell, Inc. (a)	162	888
Frontier Communications Corp.	22	94
General Communication, Inc. (Class A) (a)	4	38
tw telecom, Inc. (a)	112	2,853
Verizon Communications, Inc.	1,626	70,357
Windstream Corp.	38	315

		214,747

ELECTRIC UTILITIES — 1.3%
ALLETE, Inc.	8	328
American Electric Power Co., Inc.	194	8,280
Cleco Corp.	24	960
Duke Energy Corp.	164	10,463
Edison International	130	5,875
El Paso Electric Co.	10	319
Entergy Corp.	34	2,168
Exelon Corp.	18	535
FirstEnergy Corp.	62	2,589
Great Plains Energy, Inc.	42	853
Hawaiian Electric Industries, Inc.	22	553
IDACORP, Inc.	12	520
NextEra Energy, Inc.	242	16,744
Northeast Utilities	112	4,377
NV Energy, Inc.	94	1,705
OGE Energy Corp.	22	1,239
Pepco Holdings, Inc.	24	471
Pinnacle West Capital Corp.	48	2,447
PNM Resources, Inc.	36	738
PPL Corp.	86	2,462
The Southern Co.	240	10,274
UIL Holdings Corp.	12	430
UNS Energy Corp.	16	679
Westar Energy, Inc.	40	1,145
Xcel Energy, Inc.	134	3,579

		79,733

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	30	2,032
AMETEK, Inc.	158	5,936
AZZ, Inc.	20	769
Belden, Inc.	16	720
Brady Corp. (Class A)	6	200
Eaton Corp. PLC	103	5,582
Emerson Electric Co.	108	5,720
Encore Wire Corp.	4	121
EnerSys (a)	38	1,430
Franklin Electric Co., Inc.	12	746
General Cable Corp. (a)	10	304
Hubbell, Inc. (Class B)	38	3,216
II-VI, Inc. (a)	6	110
Powell Industries, Inc. (a)	4	166
Regal-Beloit Corp.	28	1,973
Rockwell Automation, Inc.	26	2,184
Roper Industries, Inc.	68	7,581

		38,790

See accompanying notes to financial statements.

198

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Agilysys, Inc. (a)	2	$17
Amphenol Corp. (Class A)	86	5,564
Anixter International, Inc.	6	384
Arrow Electronics, Inc. (a)	6	228
Avnet, Inc. (a)	8	245
Badger Meter, Inc.	4	190
Benchmark Electronics, Inc. (a)	16	266
Cognex Corp.	6	221
Corning, Inc.	94	1,186
CTS Corp.	8	85
Daktronics, Inc.	4	44
Electro Scientific Industries, Inc.	2	20
FARO Technologies, Inc. (a)	2	71
FEI Co.	24	1,331
FLIR Systems, Inc.	4	89
Ingram Micro, Inc. (Class A) (a)	4	68
Insight Enterprises, Inc. (a)	6	104
Itron, Inc. (a)	16	713
Jabil Circuit, Inc.	12	231
Littelfuse, Inc.	8	494
Measurement Specialties, Inc. (a)	2	69
Methode Electronics, Inc. (Class A)	6	60
Mettler-Toledo International, Inc. (a)	8	1,546
Molex, Inc.	32	875
MTS Systems Corp.	12	611
National Instruments Corp.	6	155
OSI Systems, Inc. (a)	16	1,025
Plexus Corp. (a)	14	361
Rogers Corp. (a)	2	99
Scansource, Inc. (a)	2	64
SYNNEX Corp. (a)	8	275
TE Connectivity, Ltd.	46	1,708
Tech Data Corp. (a)	2	91
Trimble Navigation, Ltd. (a)	50	2,989
TTM Technologies, Inc. (a)	2	18
Vishay Intertechnology, Inc. (a)	8	85

		21,582

ENERGY EQUIPMENT & SERVICES — 0.7%
Atwood Oceanics, Inc. (a)	10	458
Baker Hughes, Inc.	10	408
Bristow Group, Inc.	6	322
Cameron International Corp. (a)	78	4,404
Diamond Offshore Drilling, Inc.	14	951
Dresser-Rand Group, Inc. (a)	24	1,347
Dril-Quip, Inc. (a)	8	584
Ensco PLC (Class A)	64	3,794
Exterran Holdings, Inc. (a)	54	1,184
FMC Technologies, Inc. (a)	36	1,542
Geospace Technologies Corp. (a)	10	889
Gulf Island Fabrication, Inc.	2	48
Halliburton Co.	58	2,012
Helix Energy Solutions Group, Inc. (a)	10	206
Helmerich & Payne, Inc.	6	336
Hornbeck Offshore Services, Inc. (a)	8	275
ION Geophysical Corp. (a)	8	52
Lufkin Industries, Inc.	2	116
Matrix Service Co. (a)	2	23
Nabors Industries, Ltd. (a)	6	87
National Oilwell Varco, Inc.	118	8,065
Noble Corp.	26	905
Oceaneering International, Inc.	70	3,765
Oil States International, Inc. (a)	18	1,288
Patterson-UTI Energy, Inc.	4	75
Pioneer Energy Services Corp. (a)	2	15
Rowan Cos. PLC (a)	14	438
Schlumberger, Ltd.	140	9,701
SEACOR Holdings, Inc. (a)	2	168
Superior Energy Services, Inc. (a)	4	83
Tetra Technologies, Inc. (a)	2	15
Tidewater, Inc.	6	268

		43,824

FOOD & STAPLES RETAILING — 2.7%
Casey’s General Stores, Inc.	16	850
Costco Wholesale Corp.	210	20,742
CVS Caremark Corp.	834	40,324
Harris Teeter Supermarkets, Inc.	4	154
Safeway, Inc.	6	108
Spartan Stores, Inc.	2	31
SUPERVALU, Inc.	4	10
Sysco Corp.	236	7,472
The Andersons, Inc.	2	86
The Kroger Co.	80	2,082
United Natural Foods, Inc. (a)	38	2,036
Wal-Mart Stores, Inc.	1,030	70,277
Walgreen Co.	236	8,734
Whole Foods Market, Inc.	120	10,959

		163,865

FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co.	42	1,150
B&G Foods, Inc.	38	1,076
Cal-Maine Foods, Inc.	10	402
Calavo Growers, Inc.	4	101
Campbell Soup Co.	34	1,186
ConAgra Foods, Inc.	112	3,304
Darling International, Inc. (a)	72	1,155
Dean Foods Co. (a)	152	2,510
Flowers Foods, Inc.	18	419
General Mills, Inc.	124	5,011
Green Mountain Coffee Roasters, Inc. (a)	2	83
H.J. Heinz Co.	74	4,268
Hain Celestial Group, Inc. (a)	38	2,060
Hillshire Brands Co.	32	900
Hormel Foods Corp.	14	437
Ingredion, Inc.	28	1,804
J&J Snack Foods Corp.	4	256
Kellogg Co.	26	1,452
Lancaster Colony Corp.	6	415
McCormick & Co., Inc.	82	5,209
Mead Johnson Nutrition Co.	30	1,977
Mondelez International, Inc. (Class A)	862	21,955
Post Holdings, Inc. (a)	8	274
Ralcorp Holdings, Inc. (a)	10	897
Sanderson Farms, Inc.	2	95
Seneca Foods Corp. (a)	6	182
Smithfield Foods, Inc. (a)	2	43

See accompanying notes to financial statements.

199

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Snyders-Lance, Inc.	24	$579
The Hershey Co.	86	6,211
The J.M. Smucker Co.	40	3,450
Tootsie Roll Industries, Inc.	6	156
Tyson Foods, Inc. (Class A)	6	116

		69,133

GAS UTILITIES — 0.2%
AGL Resources, Inc.	18	720
Atmos Energy Corp.	20	702
National Fuel Gas Co.	6	304
New Jersey Resources Corp.	4	159
Northwest Natural Gas Co.	6	265
ONEOK, Inc.	126	5,387
Piedmont Natural Gas Co., Inc.	10	313
Questar Corp.	40	790
South Jersey Industries, Inc.	4	201
Southwest Gas Corp.	16	679
The Laclede Group, Inc.	6	232
UGI Corp.	40	1,308
WGL Holdings, Inc.	6	235

		11,295

HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Abaxis, Inc. (a)	12	445
Align Technology, Inc. (a)	56	1,554
Analogic Corp.	10	743
Baxter International, Inc.	150	9,999
Becton, Dickinson and Co.	30	2,346
Boston Scientific Corp. (a)	150	859
C.R. Bard, Inc.	42	4,105
Cantel Medical Corp.	16	476
CareFusion Corp. (a)	52	1,486
CONMED Corp.	6	168
Covidien PLC	274	15,821
CryoLife, Inc.	18	112
Cyberonics, Inc. (a)	20	1,051
DENTSPLY International, Inc.	20	792
Edwards Lifesciences Corp. (a)	86	7,755
Greatbatch, Inc. (a)	6	139
Haemonetics Corp. (a)	32	1,307
HealthStream, Inc. (a)	16	389
Hill-Rom Holdings, Inc.	2	57
Hologic, Inc. (a)	140	2,804
ICU Medical, Inc. (a)	10	609
IDEXX Laboratories, Inc. (a)	38	3,526
Integra LifeSciences Holdings Corp. (a)	12	468
Intuitive Surgical, Inc. (a)	14	6,865
Masimo Corp. (a)	20	420
Medtronic, Inc.	540	22,151
Meridian Bioscience, Inc.	10	203
Merit Medical Systems, Inc. (a)	10	139
Natus Medical, Inc. (a)	24	268
Neogen Corp. (a)	6	272
NuVasive, Inc. (a)	34	526
Palomar Medical Technologies, Inc. (a)	4	37
ResMed, Inc.	106	4,406
St. Jude Medical, Inc.	74	2,674
STERIS Corp.	24	834
Stryker Corp.	116	6,359
SurModics, Inc. (a)	10	224
Symmetry Medical, Inc. (a)	8	84
Teleflex, Inc.	16	1,141
The Cooper Cos., Inc.	34	3,144
Thoratec Corp. (a)	4	150
Varian Medical Systems, Inc. (a)	16	1,124
West Pharmaceutical Services, Inc.	24	1,314
Zimmer Holdings, Inc.	100	6,666

		116,012

HEALTH CARE PROVIDERS & SERVICES — 1.7%
Aetna, Inc.	36	1,667
Air Methods Corp. (a)	24	885
Almost Family, Inc. (a)	2	41
Amedisys, Inc. (a)	6	68
AmerisourceBergen Corp.	16	691
AMN Healthcare Services, Inc. (a)	34	393
AmSurg Corp. (a)	8	240
Bio-Reference Laboratories, Inc. (a)	18	516
Cardinal Health, Inc.	8	329
Centene Corp. (a)	10	410
Chemed Corp.	8	549
Cigna Corp.	54	2,887
Community Health Systems, Inc. (a)	74	2,275
Coventry Health Care, Inc.	82	3,676
Cross Country Healthcare, Inc. (a)	2	10
DaVita, Inc. (a)	62	6,853
Express Scripts Holding Co. (a)	566	30,564
Gentiva Health Services, Inc. (a)	24	241
Hanger, Inc. (a)	26	711
Health Management Associates, Inc. (Class A) (a)	16	149
Health Net, Inc. (a)	2	49
Healthways, Inc. (a)	26	278
Henry Schein, Inc. (a)	32	2,575
HMS Holdings Corp. (a)	60	1,555
Humana, Inc.	4	274
IPC The Hospitalist Co. (a)	4	159
Kindred Healthcare, Inc. (a)	6	65
Laboratory Corp. of America Holdings (a)	22	1,906
Landauer, Inc.	4	245
LHC Group, Inc. (a)	6	128
LifePoint Hospitals, Inc. (a)	12	453
Magellan Health Services, Inc. (a)	2	98
McKesson Corp.	44	4,266
MEDNAX, Inc. (a)	16	1,272
Molina Healthcare, Inc. (a)	14	379
MWI Veterinary Supply, Inc. (a)	8	880
Omnicare, Inc.	40	1,444
Owens & Minor, Inc.	10	285
Patterson Cos., Inc.	20	685
PSS World Medical, Inc. (a)	8	231
Quest Diagnostics, Inc.	58	3,380
Tenet Healthcare Corp. (a)	64	2,078
The Ensign Group, Inc.	12	326
UnitedHealth Group, Inc.	414	22,455
Universal Health Services, Inc. (Class B)	32	1,547
VCA Antech, Inc. (a)	10	210
WellCare Health Plans, Inc. (a)	16	779

See accompanying notes to financial statements.

200

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

WellPoint, Inc.	6	$365

		101,522

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	4	38
Cerner Corp. (a)	70	5,435
Computer Programs and Systems, Inc.	2	100
Medidata Solutions, Inc. (a)	18	705
Omnicell, Inc. (a)	2	30

		6,308

HOTELS, RESTAURANTS & LEISURE — 1.5%
Bally Technologies, Inc. (a)	28	1,252
Bob Evans Farms, Inc.	14	563
Boyd Gaming Corp. (a)	14	93
Brinker International, Inc.	58	1,797
Buffalo Wild Wings, Inc. (a)	10	728
Carnival Corp.	86	3,162
CEC Entertainment, Inc.	2	66
Chipotle Mexican Grill, Inc. (a)	2	595
Cracker Barrel Old Country Store, Inc.	18	1,157
Darden Restaurants, Inc.	56	2,524
DineEquity, Inc. (a)	6	402
International Game Technology	6	85
International Speedway Corp. (Class A)	12	331
Interval Leisure Group, Inc.	26	504
Jack in the Box, Inc. (a)	32	915
Life Time Fitness, Inc. (a)	8	394
Marcus Corp.	2	25
Marriott International, Inc. (Class A)	154	5,740
Marriott Vacations Worldwide Corp. (a)	24	1,000
McDonald’s Corp.	150	13,232
Multimedia Games Holding Co., Inc. (a)	22	324
Panera Bread Co. (Class A) (a)	16	2,541
Papa John’s International, Inc. (a)	14	769
Pinnacle Entertainment, Inc. (a)	12	190
Red Robin Gourmet Burgers, Inc. (a)	8	282
Ruby Tuesday, Inc. (a)	2	16
Ruth’s Hospitality Group, Inc. (a)	24	174
Scientific Games Corp. (Class A) (a)	4	35
SHFL Entertainment, Inc. (a)	42	609
Sonic Corp. (a)	38	396
Starbucks Corp.	370	19,839
Starwood Hotels & Resorts Worldwide, Inc.	78	4,474
Texas Roadhouse, Inc. (Class A)	28	470
The Cheesecake Factory, Inc.	28	916
The Wendy’s Co.	18	85
WMS Industries, Inc. (a)	2	35
Wyndham Worldwide Corp.	112	5,960
Wynn Resorts, Ltd.	6	675
Yum! Brands, Inc.	240	15,936

		88,291

HOUSEHOLD DURABLES — 0.8%
American Greetings Corp. (Class A)	8	135
D.R. Horton, Inc.	230	4,549
Ethan Allen Interiors, Inc.	8	206
Harman International Industries, Inc.	12	536
Helen of Troy, Ltd. (a)	8	267
Jarden Corp. (a)	58	2,999
KB Home	64	1,011
La-Z-Boy, Inc.	38	538
Leggett & Platt, Inc.	68	1,851
Lennar Corp. (Class A)	134	5,182
M.D.C. Holdings, Inc.	32	1,176
M/I Homes, Inc. (a)	16	424
Meritage Homes Corp. (a)	26	971
Mohawk Industries, Inc. (a)	46	4,162
Newell Rubbermaid, Inc.	178	3,964
NVR, Inc. (a)	2	1,840
Pulte Group, Inc. (a)	278	5,048
Standard Pacific Corp. (a)	92	676
Tempur-Pedic International, Inc. (a)	2	63
The Ryland Group, Inc.	36	1,314
Toll Brothers, Inc. (a)	124	4,009
Tupperware Brands Corp.	6	385
Whirlpool Corp.	64	6,512

		47,818

HOUSEHOLD PRODUCTS — 1.7%
Central Garden & Pet Co. (Class A) (a)	28	293
Church & Dwight Co., Inc.	74	3,964
Colgate-Palmolive Co.	216	22,581
Energizer Holdings, Inc.	10	800
Kimberly-Clark Corp.	226	19,081
The Clorox Co.	30	2,196
The Procter & Gamble Co.	756	51,325
WD-40 Co.	8	377

		100,617

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (b)
NRG Energy, Inc.	24	552
The AES Corp.	66	706

		1,258

INDUSTRIAL CONGLOMERATES — 3.4%
3M Co.	310	28,783
Carlisle Cos., Inc.	34	1,998
Danaher Corp.	210	11,739
General Electric Co.	7,790	163,512
Standex International Corp.	6	308

		206,340

INSURANCE — 3.3%
ACE, Ltd.	64	5,107
Aflac, Inc.	108	5,737
Alleghany Corp. (a)	4	1,342
American Financial Group, Inc.	16	632
American International Group, Inc. (a)	898	31,699
AMERISAFE, Inc. (a)	10	273
Aon PLC	102	5,671
Arthur J. Gallagher & Co.	58	2,010
Aspen Insurance Holdings, Ltd.	28	898
Assurant, Inc.	8	278
Berkshire Hathaway, Inc. (Class B) (a)	582	52,206
Brown & Brown, Inc.	52	1,324
Cincinnati Financial Corp.	102	3,994
eHealth, Inc. (a)	12	330
Employers Holdings, Inc.	12	247
Everest Re Group, Ltd.	26	2,859

See accompanying notes to financial statements.

201

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Fidelity National Financial, Inc. (Class A)	156	$3,674
First American Financial Corp.	88	2,120
Genworth Financial, Inc. (Class A) (a)	10	75
Hartford Financial Services Group, Inc.	64	1,436
HCC Insurance Holdings, Inc.	62	2,307
Horace Mann Educators Corp.	28	559
Infinity Property & Casualty Corp.	2	117
Kemper Corp.	22	649
Lincoln National Corp.	160	4,144
Loews Corp.	60	2,445
Marsh & McLennan Cos., Inc.	172	5,929
Mercury General Corp.	2	79
MetLife, Inc.	112	3,689
National Financial Partners Corp. (a)	22	377
Old Republic International Corp.	76	809
Principal Financial Group, Inc.	64	1,825
ProAssurance Corp.	28	1,181
Protective Life Corp.	60	1,715
Prudential Financial, Inc.	68	3,627
Reinsurance Group of America, Inc.	20	1,070
RLI Corp.	2	129
Safety Insurance Group, Inc.	4	185
Selective Insurance Group, Inc.	30	578
StanCorp Financial Group, Inc.	2	73
Stewart Information Services Corp.	14	364
The Allstate Corp.	380	15,265
The Chubb Corp.	106	7,984
The Hanover Insurance Group, Inc.	4	155
The Navigators Group, Inc. (a)	2	102
The Progressive Corp.	154	3,249
The Travelers Cos., Inc.	188	13,502
Torchmark Corp.	54	2,790
United Fire Group, Inc.	16	350
Unum Group	6	125
W.R. Berkley Corp.	26	981
XL Group PLC	84	2,105

		200,371

INTERNET & CATALOG RETAIL — 1.1%
Amazon.com, Inc. (a)	160	40,183
Expedia, Inc.	78	4,793
HSN, Inc.	26	1,432
Netflix, Inc. (a)	2	186
NutriSystem, Inc.	2	16
PetMed Express, Inc.	4	44
Priceline.com, Inc. (a)	24	14,909
TripAdvisor, Inc. (a)	48	2,014

		63,577

INTERNET SOFTWARE & SERVICES — 3.1%
Akamai Technologies, Inc. (a)	132	5,400
AOL, Inc. (a)	62	1,836
Blucora, Inc. (a)	34	534
DealerTrack Holdings, Inc. (a)	24	689
Dice Holdings, Inc. (a)	2	18
Digital River, Inc. (a)	2	29
eBay, Inc. (a)	908	46,326
Equinix, Inc. (a)	40	8,248
Google, Inc. (Class A) (a)	151	107,115
j2 Global, Inc.	10	306
Liquidity Services, Inc. (a)	18	735
LivePerson, Inc. (a)	38	499
Monster Worldwide, Inc. (a)	2	11
OpenTable, Inc. (a)	2	98
Perficient, Inc. (a)	18	212
Rackspace Hosting, Inc. (a)	84	6,239
United Online, Inc.	10	56
ValueClick, Inc. (a)	8	155
VeriSign, Inc. (a)	116	4,503
XO Group, Inc. (a)	2	19
Yahoo!, Inc. (a)	154	3,065

		186,093

IT SERVICES — 3.8%
Accenture PLC (Class A)	254	16,891
Acxiom Corp. (a)	52	908
Alliance Data Systems Corp. (a)	34	4,922
Automatic Data Processing, Inc.	174	9,920
Broadridge Financial Solutions, Inc.	24	549
CACI International, Inc. (Class A) (a)	2	110
Cardtronics, Inc. (a)	20	475
CIBER, Inc. (a)	8	27
Cognizant Technology Solutions Corp. (Class A) (a)	18	1,333
Computer Sciences Corp.	30	1,201
Convergys Corp.	84	1,378
CoreLogic, Inc. (a)	73	1,965
CSG Systems International, Inc. (a)	26	473
DST Systems, Inc.	10	606
ExlService Holdings, Inc. (a)	8	212
Fidelity National Information Services, Inc.	122	4,247
Fiserv, Inc. (a)	72	5,690
Gartner, Inc. (a)	42	1,933
Global Payments, Inc.	6	272
Heartland Payment Systems, Inc.	28	826
iGate Corp. (a)	20	315
International Business Machines Corp.	340	65,127
Jack Henry & Associates, Inc.	34	1,335
Lender Processing Services, Inc.	66	1,625
Mastercard, Inc. (Class A)	65	31,933
MAXIMUS, Inc.	26	1,644
NeuStar, Inc. (Class A) (a)	36	1,509
Paychex, Inc.	130	4,048
SAIC, Inc.	30	340
TeleTech Holdings, Inc. (a)	2	36
Teradata Corp. (a)	90	5,570
The Western Union Co.	114	1,551
Total System Services, Inc.	78	1,671
VeriFone Systems, Inc. (a)	2	59
Virtusa Corp. (a)	4	66
Visa, Inc. (Class A)	386	58,510
WEX, Inc. (a)	28	2,110

		231,387

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Arctic Cat, Inc. (a)	10	334
Brunswick Corp.	52	1,513
Callaway Golf Co.	14	91
Hasbro, Inc.	18	646
Mattel, Inc.	208	7,617

See accompanying notes to financial statements.

202

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Polaris Industries, Inc.	40	$3,366
Sturm Ruger & Co, Inc.	16	726

		14,293

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Affymetrix, Inc. (a)	2	6
Agilent Technologies, Inc.	66	2,702
Bio-Rad Laboratories, Inc. (Class A) (a)	4	420
Cambrex Corp. (a)	24	273
Charles River Laboratories International, Inc. (a)	26	974
Covance, Inc. (a)	4	231
Life Technologies Corp. (a)	86	4,221
PAREXEL International Corp. (a)	42	1,243
PerkinElmer, Inc.	84	2,666
Techne Corp.	6	410
Thermo Fisher Scientific, Inc.	146	9,312
Waters Corp. (a)	12	1,046

		23,504

MACHINERY — 1.7%
Actuant Corp. (Class A)	42	1,172
AGCO Corp. (a)	22	1,081
Albany International Corp. (Class A)	4	91
Astec Industries, Inc. (a)	2	67
Barnes Group, Inc.	10	225
Briggs & Stratton Corp.	30	632
Cascade Corp.	6	386
Caterpillar, Inc.	42	3,762
CIRCOR International, Inc.	4	158
CLARCOR, Inc.	4	191
Crane Co.	4	185
Cummins, Inc.	12	1,300
Deere & Co.	108	9,333
Donaldson Co., Inc.	32	1,051
Dover Corp.	42	2,760
EnPro Industries, Inc. (a)	4	164
ESCO Technologies, Inc.	16	598
Federal Signal Corp. (a)	40	304
Flowserve Corp.	36	5,285
Gardner Denver, Inc.	2	137
Graco, Inc.	26	1,339
Harsco Corp.	6	141
IDEX Corp.	38	1,768
Illinois Tool Works, Inc.	228	13,865
Ingersoll-Rand PLC	212	10,167
ITT Corp.	60	1,408
John Bean Technologies Corp.	4	71
Joy Global, Inc.	2	127
Kaydon Corp.	4	96
Kennametal, Inc.	8	320
Lincoln Electric Holdings, Inc.	20	974
Lindsay Corp.	6	481
Lydall, Inc. (a)	10	143
Mueller Industries, Inc.	5	250
Nordson Corp.	32	2,020
Oshkosh Corp. (a)	56	1,660
PACCAR, Inc.	22	995
Pall Corp.	62	3,736
Parker Hannifin Corp.	28	2,382
Pentair, Ltd.	110	5,406
Robbins & Myers, Inc.	28	1,665
Snap-On, Inc.	40	3,159
SPX Corp.	24	1,684
Stanley Black & Decker, Inc.	88	6,509
Tennant Co.	6	264
Terex Corp. (a)	72	2,024
The Toro Co.	44	1,891
Timken Co.	2	96
Trinity Industries, Inc.	22	788
Valmont Industries, Inc.	18	2,458
Wabtec Corp.	22	1,926
Watts Water Technologies, Inc. (Class A)	14	602
Woodward, Inc.	6	229
Xylem, Inc.	12	325

		99,851

MARINE — 0.0% (b)
Kirby Corp. (a)	2	124
Matson, Inc.	4	99

		223

MEDIA — 5.3%
AMC Networks, Inc. (Class A) (a)	36	1,782
Arbitron, Inc.	2	93
Cablevision Systems Corp. (Class A)	78	1,165
CBS Corp.	440	16,742
Cinemark Holdings, Inc.	28	727
Comcast Corp. (Class A)	2,092	78,199
DIRECTV (Class A) (a)	226	11,336
Discovery Communications, Inc. (Series A) (a)	172	10,919
DreamWorks Animation SKG, Inc. (Class A) (a)	10	166
Gannett Co., Inc.	180	3,242
John Wiley & Sons, Inc. (Class A)	4	156
Lamar Advertising Co. (Class A) (a)	44	1,705
Live Nation Entertainment, Inc. (a)	8	74
Meredith Corp.	26	896
News Corp. (Class A)	1,506	38,463
Omnicom Group, Inc.	106	5,296
Scholastic Corp.	12	355
Scripps Networks Interactive, Inc. (Class A)	64	3,707
The E.W. Scripps Co. (Class A) (a)	16	173
The Interpublic Group of Cos., Inc.	212	2,336
The McGraw-Hill Cos., Inc.	172	9,403
The New York Times Co. (Class A) (a)	70	597
The Walt Disney Co.	1,404	69,905
Time Warner Cable, Inc.	240	23,326
Time Warner, Inc.	582	27,837
Valassis Communications, Inc.	22	567
Viacom, Inc. (Class B)	250	13,185

		322,352

METALS & MINING — 0.3%
A.M. Castle & Co. (a)	2	30
AK Steel Holding Corp.	2	9
Alcoa, Inc.	22	191
Allegheny Technologies, Inc.	2	61
AMCOL International Corp.	10	307

See accompanying notes to financial statements.

203

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Carpenter Technology Corp.	2	$103
Century Aluminum Co. (a)	2	17
Cliffs Natural Resources, Inc.	4	154
Commercial Metals Co.	28	416
Compass Minerals International, Inc.	4	299
Freeport-McMoRan Copper & Gold, Inc.	100	3,420
Globe Specialty Metals, Inc.	4	55
Kaiser Aluminum Corp.	10	617
Materion Corp.	2	52
Newmont Mining Corp.	10	464
Nucor Corp.	60	2,591
Reliance Steel & Aluminum Co.	36	2,236
Royal Gold, Inc.	42	3,415
RTI International Metals, Inc. (a)	2	55
Steel Dynamics, Inc.	14	192
SunCoke Energy, Inc. (a)	40	624
Titanium Metals Corp.	2	33
United States Steel Corp.	4	95
Worthington Industries, Inc.	30	780

		16,216

MULTI-UTILITIES — 0.8%
Alliant Energy Corp.	26	1,142
Ameren Corp.	46	1,413
Avista Corp.	12	289
Black Hills Corp.	10	363
CenterPoint Energy, Inc.	82	1,578
CH Energy Group, Inc.	8	522
CMS Energy Corp.	106	2,584
Consolidated Edison, Inc.	56	3,110
Dominion Resources, Inc.	110	5,698
DTE Energy Co.	76	4,564
Integrys Energy Group, Inc.	12	627
MDU Resources Group, Inc.	44	935
NiSource, Inc.	114	2,837
NorthWestern Corp.	8	278
PG&E Corp.	64	2,572
Public Service Enterprise Group, Inc.	54	1,652
SCANA Corp.	58	2,647
Sempra Energy	118	8,371
TECO Energy, Inc.	22	369
Vectren Corp.	16	470
Wisconsin Energy Corp.	102	3,759

		45,780

MULTILINE RETAIL — 0.6%
Big Lots, Inc. (a)	2	57
Dollar Tree, Inc. (a)	112	4,543
Family Dollar Stores, Inc.	34	2,156
Fred’s, Inc. (Class A)	14	186
J.C. Penney Co., Inc.	4	79
Kohl’s Corp.	22	946
Macy’s, Inc.	212	8,272
Nordstrom, Inc.	42	2,247
Saks, Inc. (a)	10	105
Target Corp.	264	15,621
Tuesday Morning Corp. (a)	34	212

		34,424

OFFICE ELECTRONICS — 0.0% (b)
Xerox Corp.	82	559
Zebra Technologies Corp. (Class A) (a)	10	393

		952

OIL, GAS & CONSUMABLE FUELS — 7.1%
Alpha Natural Resources, Inc. (a)	4	39
Anadarko Petroleum Corp.	10	743
Apache Corp.	8	628
Approach Resources, Inc. (a)	18	450
Arch Coal, Inc.	4	29
Bill Barrett Corp. (a)	2	36
Cabot Oil & Gas Corp.	84	4,178
Chesapeake Energy Corp.	10	166
Chevron Corp.	702	75,914
Cimarex Energy Co.	6	346
Cloud Peak Energy, Inc. (a)	2	39
Comstock Resources, Inc. (a)	4	61
ConocoPhillips	334	19,369
CONSOL Energy, Inc.	4	128
Denbury Resources, Inc. (a)	58	940
Devon Energy Corp.	24	1,249
Energen Corp.	14	631
EOG Resources, Inc.	142	17,152
EQT Corp.	10	590
Exxon Mobil Corp.	2,043	176,822
Forest Oil Corp. (a)	2	13
Gulfport Energy Corp. (a)	6	229
Hess Corp.	6	318
Hollyfrontier Corp.	150	6,982
Kinder Morgan, Inc.	362	12,789
Marathon Oil Corp.	284	8,707
Marathon Petroleum Corp.	264	16,632
Murphy Oil Corp.	20	1,191
Newfield Exploration Co. (a)	2	54
Noble Energy, Inc.	34	3,459
Northern Oil and Gas, Inc. (a)	2	34
Occidental Petroleum Corp.	52	3,984
PDC Energy, Inc. (a)	14	465
Peabody Energy Corp.	6	160
Penn Virginia Corp.	10	44
PetroQuest Energy, Inc. (a)	4	20
Phillips 66	438	23,258
Pioneer Natural Resources Co.	66	7,035
Plains Exploration & Production Co. (a)	58	2,723
QEP Resources, Inc.	4	121
Quicksilver Resources, Inc. (a)	2	6
Range Resources Corp.	24	1,508
Rosetta Resources, Inc. (a)	10	454
SM Energy Co.	2	104
Southwestern Energy Co. (a)	8	267
Spectra Energy Corp.	124	3,395
Stone Energy Corp. (a)	8	164
Tesoro Corp.	110	4,845
The Williams Cos., Inc.	464	15,191
Valero Energy Corp.	338	11,533
World Fuel Services Corp.	2	82
WPX Energy, Inc. (a)	4	60

		425,337

See accompanying notes to financial statements.

204

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

PAPER & FOREST PRODUCTS — 0.5%
Buckeye Technologies, Inc.	8	$230
Clearwater Paper Corp. (a)	12	470
Deltic Timber Corp.	2	141
Domtar Corp.	4	334
International Paper Co.	286	11,394
KapStone Paper and Packaging Corp. (a)	26	577
Louisiana-Pacific Corp. (a)	114	2,202
MeadWestvaco Corp.	100	3,187
Neenah Paper, Inc.	14	399
Schweitzer-Mauduit International, Inc.	2	78
Wausau Paper Corp.	24	208
Weyerhaeuser Co.	398	11,072

		30,292

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.	28	402
Inter Parfums, Inc.	2	39
Medifast, Inc. (a)	10	264
Prestige Brands Holdings, Inc. (a)	40	801
The Estee Lauder Cos., Inc. (Class A)	126	7,542

		9,048

PHARMACEUTICALS — 6.5%
Abbott Laboratories	962	63,011
Akorn, Inc. (a)	50	668
Allergan, Inc.	72	6,605
Bristol-Myers Squibb Co.	390	12,710
Eli Lilly & Co.	670	33,044
Endo Pharmaceuticals Holdings, Inc. (a)	12	315
Forest Laboratories, Inc. (a)	74	2,614
Hospira, Inc. (a)	32	1,000
Johnson & Johnson	642	45,004
Merck & Co., Inc.	2,124	86,957
Mylan, Inc. (a)	214	5,881
Perrigo Co.	50	5,202
Pfizer, Inc.	4,879	122,365
Questcor Pharmaceuticals, Inc.	2	53
Salix Pharmaceuticals, Ltd. (a)	26	1,052
The Medicines Co. (a)	38	911
ViroPharma, Inc. (a)	50	1,138
Watson Pharmaceuticals, Inc. (a)	72	6,192

		394,722

PROFESSIONAL SERVICES — 0.2%
CDI Corp.	10	171
Dun & Bradstreet Corp.	22	1,730
Equifax, Inc.	78	4,221
Exponent, Inc. (a)	6	335
Insperity, Inc.	2	65
Korn/Ferry International (a)	4	64
Manpower, Inc.	2	85
Navigant Consulting, Inc. (a)	6	67
On Assignment, Inc. (a)	36	730
Resources Connection, Inc.	20	239
Robert Half International, Inc.	20	636
The Corporate Executive Board Co.	24	1,139
Towers Watson & Co. (Class A)	2	113
TrueBlue, Inc. (a)	18	284

		9,879

REAL ESTATE INVESTMENT TRUSTS — 2.7%
Acadia Realty Trust	24	602
Alexandria Real Estate Equities, Inc.	22	1,525
American Campus Communities, Inc.	36	1,661
American Tower Corp.	242	18,699
Apartment Investment & Management Co. (Class A)	34	920
AvalonBay Communities, Inc.	18	2,441
BioMed Realty Trust, Inc.	36	696
Boston Properties, Inc.	48	5,079
BRE Properties, Inc.	4	203
Camden Property Trust	20	1,364
Cedar Realty Trust, Inc.	40	211
Colonial Properties Trust	16	342
Corporate Office Properties Trust	16	400
Cousins Properties, Inc.	48	401
DiamondRock Hospitality Co.	46	414
Duke Realty Corp.	142	1,969
EastGroup Properties, Inc.	16	861
EPR Properties	8	369
Equity One, Inc.	36	756
Equity Residential	32	1,813
Essex Property Trust, Inc.	6	880
Extra Space Storage, Inc.	72	2,620
Federal Realty Investment Trust	34	3,537
Franklin Street Properties Corp.	4	49
Getty Realty Corp.	10	181
HCP, Inc.	182	8,223
Health Care REIT, Inc.	92	5,639
Healthcare Realty Trust, Inc.	50	1,200
Highwoods Properties, Inc.	20	669
Home Properties, Inc.	12	736
Hospitality Properties Trust	24	562
Host Hotels & Resorts, Inc.	260	4,074
Inland Real Estate Corp.	32	268
Kilroy Realty Corp.	40	1,895
Kimco Realty Corp.	180	3,477
Kite Realty Group Trust	40	224
LaSalle Hotel Properties	30	762
Lexington Realty Trust	90	940
Liberty Property Trust	52	1,860
LTC Properties, Inc.	12	422
Mack-Cali Realty Corp.	8	209
Medical Properties Trust, Inc.	38	454
Mid-America Apartment Communities, Inc.	8	518
National Retail Properties, Inc.	44	1,373
OMEGA Healthcare Investors, Inc.	72	1,717
Parkway Properties, Inc.	4	56
Pennsylvania Real Estate Investment Trust	42	741
Plum Creek Timber Co., Inc.	78	3,461
Post Properties, Inc.	24	1,199
Potlatch Corp.	18	705
ProLogis	224	8,174
PS Business Parks, Inc.	10	650
Public Storage	40	5,798
Rayonier, Inc.	60	3,110
Realty Income Corp.	76	3,056
Regency Centers Corp.	48	2,262
Sabra Healthcare REIT, Inc.	30	652

See accompanying notes to financial statements.

205

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Saul Centers, Inc.	8	$342
Senior Housing Properties Trust	26	615
Simon Property Group, Inc.	148	23,397
SL Green Realty Corp.	36	2,759
Sovran Self Storage, Inc.	20	1,242
Tanger Factory Outlet Centers, Inc.	38	1,300
Taubman Centers, Inc.	36	2,834
The Macerich Co.	60	3,498
UDR, Inc.	38	904
Universal Health Realty Income Trust	8	405
Urstadt Biddle Properties, Inc. (Class A)	10	197
Ventas, Inc.	118	7,637
Vornado Realty Trust	18	1,441
Weingarten Realty Investors	64	1,713

		161,363

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc. (a)	12	352
CBRE Group, Inc. (a)	44	875
Forestar Group, Inc. (a)	20	347
Jones Lang LaSalle, Inc.	20	1,679

		3,253

ROAD & RAIL — 0.7%
Con-way, Inc.	4	111
CSX Corp.	66	1,302
Heartland Express, Inc.	4	52
J.B. Hunt Transport Services, Inc.	48	2,866
Kansas City Southern	54	4,508
Knight Transportation, Inc.	4	58
Landstar System, Inc.	8	420
Norfolk Southern Corp.	6	371
Old Dominion Freight Line, Inc. (a)	38	1,303
Ryder Systems, Inc.	2	100
Union Pacific Corp.	230	28,916
Werner Enterprises, Inc.	2	43

		40,050

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Advanced Energy Industries, Inc. (a)	22	304
Advanced Micro Devices, Inc. (a)	12	29
Altera Corp.	20	689
Analog Devices, Inc.	70	2,944
Applied Materials, Inc.	78	892
Atmel Corp. (a)	10	65
ATMI, Inc. (a)	2	42
Broadcom Corp. (Class A) (a)	54	1,793
Brooks Automation, Inc.	2	16
Cabot Microelectronics Corp. (a)	14	497
Cirrus Logic, Inc. (a)	54	1,564
Cree, Inc. (a)	8	272
Cymer, Inc. (a)	12	1,085
Cypress Semiconductor Corp. (a)	2	22
DSP Group, Inc. (a)	2	12
Entropic Communications, Inc. (a)	10	53
Exar Corp. (a)	28	249
Fairchild Semiconductor International, Inc. (a)	2	29
First Solar, Inc. (a)	2	62
GT Advanced Technologies, Inc. (a)	2	6
Hittite Microwave Corp. (a)	6	373
Integrated Device Technology, Inc. (a)	10	73
Intel Corp.	318	6,560
International Rectifier Corp. (a)	2	35
Intersil Corp. (Class A)	2	17
KLA-Tencor Corp.	32	1,528
Kopin Corp. (a)	4	13
Kulicke & Soffa Industries, Inc. (a)	14	168
Lam Research Corp. (a)	4	145
Linear Technology Corp.	24	823
LSI Corp. (a)	130	920
MEMC Electronic Materials, Inc. (a)	4	13
Micrel, Inc.	4	38
Microchip Technology, Inc.	12	391
Micron Technology, Inc. (a)	194	1,232
Microsemi Corp. (a)	20	421
MKS Instruments, Inc.	6	155
Monolithic Power Systems, Inc. (a)	24	535
NVIDIA Corp.	40	492
Pericom Semiconductor Corp. (a)	4	32
RF Micro Devices, Inc. (a)	6	27
Rubicon Technology, Inc. (a)	2	12
Rudolph Technologies, Inc. (a)	24	323
Semtech Corp. (a)	10	289
Skyworks Solutions, Inc. (a)	84	1,705
Supertex, Inc. (a)	2	35
Teradyne, Inc. (a)	20	338
Tessera Technologies, Inc.	6	99
Texas Instruments, Inc.	72	2,228
TriQuint Semiconductor, Inc. (a)	10	48
Ultratech, Inc. (a)	20	746
Veeco Instruments, Inc. (a)	10	295
Volterra Semiconductor Corp. (a)	2	34
Xilinx, Inc.	38	1,364

		32,132

SOFTWARE — 2.4%
ACI Worldwide, Inc. (a)	28	1,223
Adobe Systems, Inc. (a)	114	4,295
Ansys, Inc. (a)	60	4,040
Autodesk, Inc. (a)	14	495
BMC Software, Inc. (a)	66	2,618
Bottomline Technologies, Inc. (a)	4	106
CA, Inc.	180	3,956
Cadence Design Systems, Inc. (a)	110	1,486
Citrix Systems, Inc. (a)	36	2,367
CommVault Systems, Inc. (a)	30	2,091
Compuware Corp. (a)	86	935
Concur Technologies, Inc. (a)	36	2,431
Ebix, Inc.	22	354
Electronic Arts, Inc. (a)	6	87
EPIQ Systems, Inc.	2	26
Factset Research Systems, Inc.	4	352
Fair Isaac Corp.	26	1,093
Informatica Corp. (a)	2	61
Interactive Intelligence Group (a)	4	134
Intuit, Inc.	64	3,808
Manhattan Associates, Inc. (a)	14	845
Mentor Graphics Corp. (a)	66	1,123

See accompanying notes to financial statements.

206

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

MICROS Systems, Inc. (a)	8	$339
Microsoft Corp.	2,712	72,492
MicroStrategy, Inc. (a)	2	187
Monotype Imaging Holdings, Inc.	14	224
Netscout Systems, Inc. (a)	28	728
Oracle Corp.	402	13,395
Parametric Technology Corp. (a)	22	495
Progress Software Corp. (a)	6	126
Red Hat, Inc. (a)	70	3,707
Rovi Corp. (a)	2	31
Salesforce.com, Inc. (a)	46	7,733
Solarwinds, Inc. (a)	50	2,622
Solera Holdings, Inc.	2	107
Sourcefire, Inc. (a)	24	1,133
Symantec Corp. (a)	134	2,520
Synopsys, Inc. (a)	78	2,483
Take-Two Interactive Software, Inc. (a)	2	22
TIBCO Software, Inc. (a)	30	660
Tyler Technologies, Inc. (a)	18	872
Vasco Data Security International (a)	10	82

		143,884

SPECIALTY RETAIL — 3.5%
Aaron’s, Inc.	10	283
Abercrombie & Fitch Co. (Class A)	2	96
Advance Auto Parts, Inc.	14	1,013
Aeropostale, Inc. (a)	8	104
American Eagle Outfitters, Inc.	148	3,035
ANN, Inc. (a)	36	1,218
Ascena Retail Group, Inc. (a)	92	1,701
AutoNation, Inc. (a)	10	397
AutoZone, Inc. (a)	13	4,608
Barnes & Noble, Inc. (a)	6	90
Bed Bath & Beyond, Inc. (a)	34	1,901
Best Buy Co., Inc.	6	71
Big 5 Sporting Goods Corp.	12	157
Brown Shoe Co., Inc.	34	625
Cabela’s, Inc. (a)	38	1,586
CarMax, Inc. (a)	14	526
Chico’s FAS, Inc.	122	2,252
Christopher & Banks Corp. (a)	8	44
Dick’s Sporting Goods, Inc.	64	2,911
Foot Locker, Inc.	118	3,790
GameStop Corp. (Class A)	2	50
Genesco, Inc. (a)	8	440
Group 1 Automotive, Inc.	14	868
Guess?, Inc.	2	49
Haverty Furniture Cos., Inc.	10	163
Hibbett Sports, Inc. (a)	20	1,054
Hot Topic, Inc.	16	154
Jos. A. Bank Clothiers, Inc. (a)	2	85
Limited Brands, Inc.	126	5,930
Lithia Motors, Inc. (Class A)	16	599
Lowe’s Cos., Inc.	844	29,979
Lumber Liquidators Holdings, Inc. (a)	22	1,162
MarineMax, Inc. (a)	4	36
Monro Muffler Brake, Inc.	2	70
O’Reilly Automotive, Inc. (a)	28	2,504
Office Depot, Inc. (a)	78	256
OfficeMax, Inc.	68	664
Pep Boys-Manny, Moe & Jack	2	20
PetSmart, Inc.	80	5,467
Rent-A-Center, Inc.	12	412
Ross Stores, Inc.	166	8,989
Rue21, Inc. (a)	6	170
Select Comfort Corp. (a)	42	1,099
Signet Jewelers, Ltd.	26	1,388
Sonic Automotive, Inc. (Class A)	22	460
Stage Stores, Inc.	22	545
Staples, Inc.	14	160
Stein Mart, Inc. (a)	12	90
The Buckle, Inc.	4	179
The Cato Corp. (Class A)	12	329
The Children’s Place Retail Stores, Inc. (a)	14	620
The Finish Line, Inc. (Class A)	18	341
The Gap, Inc.	246	7,636
The Home Depot, Inc.	1,242	76,818
The Men’s Wearhouse, Inc.	16	499
Tiffany & Co.	2	115
TJX Cos., Inc.	576	24,451
Tractor Supply Co.	50	4,418
Urban Outfitters, Inc. (a)	76	2,991
Vitamin Shoppe, Inc. (a)	24	1,377
Williams-Sonoma, Inc.	38	1,663
Zale Corp. (a)	22	90
Zumiez, Inc. (a)	10	194

		210,992

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Carter’s, Inc. (a)	38	2,115
Coach, Inc.	6	333
Crocs, Inc. (a)	6	86
Fifth & Pacific Cos, Inc. (a)	88	1,096
Fossil, Inc. (a)	2	186
Hanesbrands, Inc. (a)	48	1,719
Iconix Brand Group, Inc. (a)	8	179
Movado Group, Inc.	14	429
NIKE, Inc. (Class B)	76	3,922
Oxford Industries, Inc.	10	464
PVH Corp.	38	4,218
Quiksilver, Inc. (a)	14	59
Ralph Lauren Corp.	4	600
Skechers U.S.A., Inc. (a)	28	518
Steven Madden, Ltd. (a)	16	676
The Warnaco Group, Inc. (a)	8	573
Under Armour, Inc. (Class A) (a)	48	2,329
V.F. Corp.	36	5,435
Wolverine World Wide, Inc.	20	820

		25,757

THRIFTS & MORTGAGE FINANCE — 0.1%
Astoria Financial Corp.	44	412
Bank Mutual Corp.	30	129
Brookline Bancorp, Inc.	16	136
Dime Community Bancshares	16	222
Hudson City Bancorp, Inc.	292	2,374
New York Community Bancorp, Inc.	158	2,070
Northwest Bancshares, Inc.	14	170
Oritani Financial Corp.	18	276
People’s United Financial, Inc.	38	459

See accompanying notes to financial statements.

207

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Provident Financial Services, Inc.	28	$418
TrustCo Bank Corp. NY	46	243
ViewPoint Financial Group	26	544
Washington Federal, Inc.	56	945

		8,398

TOBACCO — 2.3%
Alliance One International, Inc. (a)	40	146
Altria Group, Inc.	1,160	36,447
Lorillard, Inc.	30	3,500
Philip Morris International, Inc.	1,104	92,338
Reynolds American, Inc.	132	5,469
Universal Corp.	12	599

		138,499

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	22	924
Fastenal Co.	86	4,015
GATX Corp.	16	693
Kaman Corp.	6	221
MSC Industrial Direct Co., Inc. (Class A)	4	302
United Rentals, Inc. (a)	64	2,913
W.W. Grainger, Inc.	32	6,476
Watsco, Inc.	16	1,198

		16,742

WATER UTILITIES — 0.0% (b)
American States Water Co.	12	576
Aqua America, Inc.	50	1,271

		1,847

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Crown Castle International Corp. (a)	230	16,597
MetroPCS Communications, Inc. (a)	220	2,187
Sprint Nextel Corp. (a)	2,474	14,028
Telephone & Data Systems, Inc.	54	1,195
USA Mobility, Inc.	2	23

		34,030

TOTAL COMMON STOCKS —
(Cost $5,981,239)		6,012,154

SHORT TERM INVESTMENT — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Liquid Reserves Fund 0.17% (d)(e) (Cost $44,469)	44,469	44,469

TOTAL INVESTMENTS — 100.4% (f)
(Cost $6,025,708)		6,056,623
OTHER ASSETS & LIABILITIES — (0.4)%		(25,779)

NET ASSETS — 100.0%		$6,030,844

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated issuer. (Note 3)
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

208

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.4%
AAR Corp.	30	$560
Aerovironment, Inc. (a)	6	131
Alliant Techsystems, Inc.	36	2,231
American Science & Engineering, Inc.	2	130
BE Aerospace, Inc. (a)	30	1,482
Cubic Corp.	10	480
Curtiss-Wright Corp.	22	722
Esterline Technologies Corp. (a)	14	891
Exelis, Inc.	82	924
GenCorp, Inc. (a)	32	293
General Dynamics Corp.	178	12,330
Honeywell International, Inc.	258	16,375
Huntington Ingalls Industries, Inc.	30	1,300
L-3 Communications Holdings, Inc.	106	8,122
Lockheed Martin Corp.	196	18,089
Moog, Inc. (Class A) (a)	22	903
National Presto Industries, Inc.	4	276
Northrop Grumman Corp.	180	12,164
Orbital Sciences Corp. (a)	32	441
Precision Castparts Corp.	22	4,167
Raytheon Co.	216	12,433
Rockwell Collins, Inc.	46	2,676
Teledyne Technologies, Inc. (a)	14	911
Textron, Inc.	108	2,677
The Boeing Co.	258	19,443
Triumph Group, Inc.	18	1,175
United Technologies Corp.	308	25,259

		146,585

AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	44	2,782
Expeditors International of Washington, Inc.	44	1,740
FedEx Corp.	130	11,924
Forward Air Corp.	6	210
HUB Group, Inc. (Class A) (a)	14	470
United Parcel Service, Inc. (Class B)	222	16,368
UTI Worldwide, Inc.	50	670

		34,164

AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	42	1,810
Allegiant Travel Co.	6	440
JetBlue Airways Corp. (a)	248	1,416
SkyWest, Inc.	56	698
Southwest Airlines Co.	540	5,530

		9,894

AUTO COMPONENTS — 0.3%
BorgWarner, Inc. (a)	26	1,862
Drew Industries, Inc.	8	258
Gentex Corp.	32	602
Johnson Controls, Inc.	328	10,070
Spartan Motors, Inc.	22	108
Standard Motor Products, Inc.	14	311
Superior Industries International, Inc.	16	326
The Goodyear Tire & Rubber Co. (a)	266	3,674

		17,211

AUTOMOBILES — 0.9%
Ford Motor Co.	4,135	53,548
Harley-Davidson, Inc.	58	2,833
Thor Industries, Inc.	24	899
Winnebago Industries, Inc. (a)	10	171

		57,451

BEVERAGES — 1.6%
Beam, Inc.	58	3,543
Boston Beer Co., Inc. (Class A) (a)	2	269
Brown-Forman Corp. (Class B)	46	2,910
Coca-Cola Enterprises, Inc.	110	3,490
Constellation Brands, Inc. (Class A) (a)	80	2,831
Dr. Pepper Snapple Group, Inc.	84	3,711
Molson Coors Brewing Co. (Class B)	92	3,937
Monster Beverage Corp. (a)	24	1,269
PepsiCo, Inc.	514	35,173
The Coca-Cola Co.	1,042	37,773

		94,906

BIOTECHNOLOGY — 1.0%
Amgen, Inc.	238	20,544
ArQule, Inc. (a)	8	22
Biogen Idec, Inc. (a)	54	7,920
Celgene Corp. (a)	88	6,927
Cubist Pharmaceuticals, Inc. (a)	16	673
Emergent Biosolutions, Inc. (a)	14	225
Gilead Sciences, Inc. (a)	234	17,187
Momenta Pharmaceuticals, Inc. (a)	20	236
Regeneron Pharmaceuticals, Inc. (a)	12	2,053
United Therapeutics Corp. (a)	14	748
Vertex Pharmaceuticals, Inc. (a)	34	1,426

		57,961

BUILDING PRODUCTS — 0.1%
A.O. Smith Corp.	18	1,135
AAON, Inc.	6	125
Apogee Enterprises, Inc.	18	431
Fortune Brands Home & Security, Inc. (a)	36	1,052
Gibraltar Industries, Inc. (a)	16	255
Griffon Corp.	34	390
Lennox International, Inc.	20	1,050
Masco Corp.	158	2,632
NCI Building Systems, Inc. (a)	14	195
Quanex Building Products Corp.	14	286
Simpson Manufacturing Co., Inc.	14	459
Universal Forest Products, Inc.	12	457

		8,467

CAPITAL MARKETS — 2.5%
Affiliated Managers Group, Inc. (a)	14	1,822
Ameriprise Financial, Inc.	100	6,263
Apollo Investment Corp.	220	1,839
BlackRock, Inc.	75	15,503
Calamos Asset Management, Inc. (Class A)	22	233
E*TRADE Financial Corp. (a)	186	1,665
Eaton Vance Corp.	32	1,019
Federated Investors, Inc. (Class B)	44	890
Financial Engines, Inc. (a)	6	167
Franklin Resources, Inc.	52	6,536
Greenhill & Co., Inc.	10	520

See accompanying notes to financial statements.

209

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Invesco, Ltd.	146	$3,809
Investment Technology Group, Inc. (a)	28	252
Janus Capital Group, Inc.	82	699
Jefferies Group, Inc.	70	1,300
Legg Mason, Inc.	88	2,263
Morgan Stanley	1,504	28,757
Northern Trust Corp.	90	4,514
Piper Jaffray Co., Inc. (a)	18	578
Prospect Capital Corp.	78	848
Raymond James Financial, Inc.	46	1,772
SEI Investments Co.	44	1,027
State Street Corp. (b)	176	8,274
Stifel Financial Corp. (a)	16	512
SWS Group, Inc. (a)	30	159
T. Rowe Price Group, Inc.	56	3,647
The Bank of New York Mellon Corp.	636	16,345
The Charles Schwab Corp.	362	5,198
The Goldman Sachs Group, Inc.	292	37,248
Virtus Investment Partners, Inc. (a)	2	242
Waddell & Reed Financial, Inc. (Class A)	26	905

		154,806

CHEMICALS — 1.8%
A. Schulman, Inc.	18	521
Air Products & Chemicals, Inc.	74	6,218
Airgas, Inc.	22	2,008
Albemarle Corp.	24	1,491
American Vanguard Corp.	6	186
Ashland, Inc.	40	3,216
Balchem Corp.	4	146
Cabot Corp.	28	1,114
Calgon Carbon Corp. (a)	18	255
CF Industries Holdings, Inc.	20	4,063
Cytec Industries, Inc.	20	1,377
E. I. du Pont de Nemours & Co.	326	14,660
Eastman Chemical Co.	60	4,083
Ecolab, Inc.	40	2,876
FMC Corp.	28	1,639
H.B. Fuller Co.	16	557
Hawkins, Inc.	4	155
International Flavors & Fragrances, Inc.	24	1,597
Intrepid Potash, Inc. (a)	22	468
Koppers Holdings, Inc.	10	382
Kraton Performance Polymers, Inc. (a)	18	433
LSB Industries, Inc. (a)	8	283
Minerals Technologies, Inc.	12	479
Monsanto Co.	120	11,358
NewMarket Corp.	4	1,049
Olin Corp.	44	950
OM Group, Inc. (a)	24	533
PolyOne Corp.	48	980
PPG Industries, Inc.	60	8,121
Praxair, Inc.	76	8,318
Quaker Chemical Corp.	6	323
RPM International, Inc.	58	1,703
Sensient Technologies Corp.	20	711
Sigma-Aldrich Corp.	24	1,766
Stepan Co.	8	444
The Dow Chemical Co.	476	15,384
The Mosaic Co.	122	6,909
The Scotts Miracle-Gro Co. (Class A)	18	793
The Sherwin-Williams Co.	22	3,384
Tredegar Corp.	14	286
Valspar Corp.	24	1,498
Zep, Inc.	10	144

		112,861

COMMERCIAL BANKS — 3.3%
Associated Banc-Corp.	82	1,076
BancorpSouth, Inc.	60	872
Bank of Hawaii Corp.	20	881
Bank of the Ozarks, Inc.	8	268
BB&T Corp.	376	10,945
BBCN Bancorp, Inc.	18	208
Boston Private Financial Holdings, Inc.	26	234
Cathay General Bancorp	26	507
City Holding Co.	8	279
City National Corp.	20	990
Columbia Banking System, Inc.	12	215
Comerica, Inc.	92	2,791
Commerce Bancshares, Inc.	33	1,157
Community Bank System, Inc.	16	438
Cullen/Frost Bankers, Inc.	28	1,520
CVB Financial Corp.	42	437
East West Bancorp, Inc.	44	946
F.N.B. Corp.	76	807
Fifth Third Bancorp	496	7,534
First BanCorp- Puerto Rico (a)	76	348
First Commonwealth Financial Corp.	56	382
First Financial Bancorp	32	468
First Financial Bankshares, Inc.	10	390
First Horizon National Corp.	134	1,328
First Midwest Bancorp, Inc.	34	426
First Niagara Financial Group, Inc.	156	1,237
FirstMerit Corp.	52	738
Fulton Financial Corp.	88	846
Glacier Bancorp, Inc.	34	500
Hancock Holding Co.	22	698
Hanmi Financial Corp. (a)	16	217
Home Bancshares, Inc.	8	264
Huntington Bancshares, Inc.	462	2,952
Independent Bank Corp.-Massachusetts	8	232
International Bancshares Corp.	36	650
Keycorp	556	4,682
M&T Bank Corp.	58	5,711
National Penn Bancshares, Inc.	54	503
NBT Bancorp, Inc.	18	365
Old National Bancorp	42	499
PacWest Bancorp	12	297
Pinnacle Financial Partners, Inc. (a)	16	301
PNC Financial Services Group, Inc.	286	16,677
PrivateBancorp, Inc.	28	429
Prosperity Bancshares, Inc.	16	672
Regions Financial Corp.	1,028	7,319
S&T Bancorp, Inc.	16	289
Signature Bank (a)	12	856
Simmons First National Corp.	8	203
Sterling Bancorp	14	128
SunTrust Banks, Inc.	392	11,113
Susquehanna Bancshares, Inc.	82	859

See accompanying notes to financial statements.

210

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

SVB Financial Group (a)	14	$784
Synovus Financial Corp.	856	2,097
TCF Financial Corp.	96	1,166
Texas Capital Bancshares, Inc. (a)	10	448
Tompkins Financial Corp.	8	317
Trustmark Corp.	30	674
U.S. Bancorp	722	23,061
UMB Financial Corp.	16	701
Umpqua Holdings Corp.	50	590
United Bankshares, Inc.	22	535
United Community Banks, Inc. (a)	50	471
Valley National Bancorp	106	986
Webster Financial Corp.	34	699
Wells Fargo & Co.	2,026	69,249
Westamerica Bancorporation	10	426
Wilshire Bancorp, Inc. (a)	30	176
Wintrust Financial Corp.	16	587
Zions Bancorporation	108	2,311

		199,962

COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	36	718
Avery Dennison Corp.	74	2,584
Cintas Corp.	48	1,963
Clean Harbors, Inc. (a)	12	660
Consolidated Graphics, Inc. (a)	10	349
Copart, Inc. (a)	34	1,003
Corrections Corp. of America	42	1,490
Deluxe Corp.	32	1,032
G & K Services, Inc. (Class A)	10	341
Healthcare Services Group, Inc.	18	418
Herman Miller, Inc.	20	428
HNI Corp.	22	661
Interface, Inc.	18	289
Iron Mountain, Inc.	52	1,615
Mine Safety Appliances Co.	12	513
Mobile Mini, Inc. (a)	16	333
Pitney Bowes, Inc.	218	2,320
R.R. Donnelley & Sons Co.	196	1,764
Republic Services, Inc.	162	4,751
Rollins, Inc.	28	617
Stericycle, Inc. (a)	18	1,679
Sykes Enterprises, Inc. (a)	24	365
Tetra Tech, Inc. (a)	26	688
The Brink’s Co.	52	1,484
The Geo Group, Inc.	40	1,128
Tyco International, Ltd.	176	5,148
UniFirst Corp.	8	587
United Stationers, Inc.	30	930
Viad Corp.	12	326
Waste Connections, Inc.	32	1,081
Waste Management, Inc.	234	7,895

		45,160

COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc.	16	313
Arris Group, Inc. (a)	50	747
Bel Fuse, Inc. (Class B)	6	117
Black Box Corp.	12	292
Ciena Corp. (a)	22	345
Cisco Systems, Inc.	1,514	29,750
Comtech Telecommunications Corp.	10	254
Digi International, Inc. (a)	12	114
F5 Networks, Inc. (a)	12	1,166
Harmonic, Inc. (a)	42	213
Harris Corp.	54	2,644
JDS Uniphase Corp. (a)	60	812
Juniper Networks, Inc. (a)	174	3,423
Motorola Solutions, Inc.	100	5,568
Netgear, Inc. (a)	12	473
Oplink Communications, Inc. (a)	8	125
PC-Tel, Inc.	6	43
Plantronics, Inc.	10	369
Polycom, Inc. (a)	50	523
QUALCOMM, Inc.	260	16,125
Riverbed Technology, Inc. (a)	25	493
Symmetricom, Inc. (a)	16	92
Tellabs, Inc.	186	424
ViaSat, Inc. (a)	10	389

		64,814

COMPUTERS & PERIPHERALS — 3.0%
Apple, Inc.	210	111,936
Avid Technology, Inc. (a)	20	151
Dell, Inc.	1,058	10,717
Diebold, Inc.	28	857
EMC Corp. (a)	566	14,320
Hewlett-Packard Co.	2,140	30,495
Intermec, Inc. (a)	30	296
Intevac, Inc. (a)	10	46
Lexmark International, Inc. (Class A)	46	1,067
NCR Corp. (a)	66	1,682
NetApp, Inc. (a)	94	3,154
QLogic Corp. (a)	36	350
SanDisk Corp. (a)	92	4,007
Super Micro Computer, Inc. (a)	12	122
Synaptics, Inc. (a)	10	300
Western Digital Corp.	132	5,609

		185,109

CONSTRUCTION & ENGINEERING — 0.4%
Aecom Technology Corp. (a)	82	1,952
Aegion Corp. (a)	18	399
Comfort Systems USA, Inc.	28	341
Dycom Industries, Inc. (a)	14	277
EMCOR Group, Inc.	44	1,523
Fluor Corp.	80	4,699
Granite Construction, Inc.	20	672
Jacobs Engineering Group, Inc. (a)	70	2,980
KBR, Inc.	70	2,094
Orion Marine Group, Inc. (a)	16	117
Quanta Services, Inc. (a)	88	2,402
The Shaw Group, Inc. (a)	48	2,237
URS Corp.	56	2,199

		21,892

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	10	585
Headwaters, Inc. (a)	40	342
Martin Marietta Materials, Inc.	14	1,320

See accompanying notes to financial statements.

211

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Texas Industries, Inc. (a)	6	$306
Vulcan Materials Co.	42	2,186

		4,739

CONSUMER FINANCE — 0.9%
American Express Co.	376	21,613
Capital One Financial Corp.	314	18,190
Cash America International, Inc.	16	635
Discover Financial Services	228	8,789
Encore Capital Group, Inc. (a)	12	367
Ezcorp, Inc. (Class A) (a)	18	358
First Cash Financial Services, Inc. (a)	4	198
Portfolio Recovery Associates, Inc. (a)	6	641
SLM Corp.	194	3,323
World Acceptance Corp. (a)	8	597

		54,711

CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc.	20	954
Ball Corp.	54	2,417
Bemis Co., Inc.	56	1,874
Greif, Inc. (Class A)	32	1,424
Myers Industries, Inc.	14	212
Owens-Illinois, Inc. (a)	88	1,872
Packaging Corp. of America	44	1,693
Rock-Tenn Co. (Class A)	24	1,678
Sealed Air Corp.	94	1,646
Silgan Holdings, Inc.	24	998
Sonoco Products Co.	54	1,605

		16,373

DISTRIBUTORS — 0.1%
Genuine Parts Co.	68	4,323
LKQ Corp. (a)	84	1,772
Pool Corp.	14	593
VOXX International Corp. (a)	20	135

		6,823

DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)	4	145
Apollo Group, Inc. (Class A) (a)	60	1,255
Capella Education Co. (a)	6	169
Career Education Corp. (a)	56	197
Coinstar, Inc. (a)	12	624
Corinthian Colleges, Inc. (a)	84	205
DeVry, Inc.	32	759
H&R Block, Inc.	146	2,711
Hillenbrand, Inc.	26	588
ITT Educational Services, Inc. (a)	12	208
Lincoln Educational Services Corp.	24	134
Matthews International Corp. (Class A)	12	385
Regis Corp.	38	643
Service Corp. International	96	1,326
Sotheby’s	16	538
Strayer Education, Inc.	6	337
Universal Technical Institute, Inc.	10	101

		10,325

DIVERSIFIED FINANCIAL SERVICES — 5.7%
Bank of America Corp.	11,683	135,523
CBOE Holdings, Inc.	14	412
Citigroup, Inc.	2,123	83,986
CME Group, Inc.	136	6,896
Interactive Brokers Group, Inc. (Class A)	44	602
IntercontinentalExchange, Inc. (a)	18	2,229
JPMorgan Chase & Co.	2,459	108,122
Leucadia National Corp.	106	2,522
Moody’s Corp.	44	2,214
MSCI, Inc. (Class A) (a)	18	558
NYSE Euronext	132	4,163
The NASDAQ OMX Group, Inc.	86	2,151

		349,378

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.7%
AT&T, Inc.	3,734	125,873
Atlantic Tele-Network, Inc.	10	367
Cbeyond, Inc. (a)	20	181
CenturyLink, Inc.	192	7,511
Cincinnati Bell, Inc. (a)	128	701
Frontier Communications Corp.	1,086	4,648
General Communication, Inc. (Class A) (a)	36	345
Lumos Networks Corp.	4	40
Neutral Tandem, Inc.	14	36
tw telecom, Inc. (a)	50	1,274
Verizon Communications, Inc.	1,844	79,790
Windstream Corp.	346	2,865

		223,631

ELECTRIC UTILITIES — 2.7%
ALLETE, Inc.	20	820
American Electric Power Co., Inc.	316	13,487
Cleco Corp.	26	1,040
Duke Energy Corp.	414	26,413
Edison International	212	9,580
El Paso Electric Co.	18	574
Entergy Corp.	192	12,240
Exelon Corp.	460	13,680
FirstEnergy Corp.	226	9,438
Great Plains Energy, Inc.	100	2,031
Hawaiian Electric Industries, Inc.	58	1,458
IDACORP, Inc.	28	1,214
NextEra Energy, Inc.	228	15,775
Northeast Utilities	150	5,862
NV Energy, Inc.	140	2,540
OGE Energy Corp.	44	2,478
Pepco Holdings, Inc.	166	3,255
Pinnacle West Capital Corp.	64	3,263
PNM Resources, Inc.	58	1,190
PPL Corp.	314	8,990
The Southern Co.	388	16,610
UIL Holdings Corp.	24	859
UNS Energy Corp.	30	1,273
Westar Energy, Inc.	56	1,603
Xcel Energy, Inc.	234	6,250

		161,923

ELECTRICAL EQUIPMENT — 0.7%
Acuity Brands, Inc.	10	677
AMETEK, Inc.	50	1,879
AZZ, Inc.	8	307
Belden, Inc.	16	720

See accompanying notes to financial statements.

212

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Brady Corp. (Class A)	20	$668
Eaton Corp. PLC	198	10,732
Emerson Electric Co.	266	14,087
Encore Wire Corp.	8	243
EnerSys (a)	22	828
Franklin Electric Co., Inc.	8	497
General Cable Corp. (a)	54	1,642
Hubbell, Inc. (Class B)	18	1,523
II-VI, Inc. (a)	16	292
Powell Industries, Inc. (a)	6	249
Regal-Beloit Corp.	16	1,128
Rockwell Automation, Inc.	36	3,024
Roper Industries, Inc.	20	2,230
Vicor Corp. (a)	22	119

		40,845

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Agilysys, Inc. (a)	10	84
Amphenol Corp. (Class A)	34	2,200
Anixter International, Inc.	16	1,024
Arrow Electronics, Inc. (a)	118	4,493
Avnet, Inc. (a)	154	4,714
Badger Meter, Inc.	4	190
Benchmark Electronics, Inc. (a)	40	665
Checkpoint Systems, Inc. (a)	26	279
Cognex Corp.	6	221
Corning, Inc.	878	11,080
CTS Corp.	16	170
Daktronics, Inc.	20	221
DTS, Inc. (a)	4	67
Electro Scientific Industries, Inc.	8	80
FARO Technologies, Inc. (a)	2	71
FEI Co.	10	555
FLIR Systems, Inc.	38	848
Ingram Micro, Inc. (Class A) (a)	164	2,775
Insight Enterprises, Inc. (a)	48	834
Itron, Inc. (a)	18	802
Jabil Circuit, Inc.	122	2,353
Littelfuse, Inc.	6	370
Measurement Specialties, Inc. (a)	6	206
Mercury Computer Systems, Inc. (a)	12	110
Methode Electronics, Inc. (Class A)	18	181
Mettler-Toledo International, Inc. (a)	6	1,160
Molex, Inc.	66	1,804
MTS Systems Corp.	4	204
National Instruments Corp.	24	619
Newport Corp. (a)	16	215
OSI Systems, Inc. (a)	6	384
Park Electrochemical Corp.	6	154
Plexus Corp. (a)	18	464
RadiSys Corp. (a)	12	36
Rofin-Sinar Technologies, Inc. (a)	12	260
Rogers Corp. (a)	6	298
Scansource, Inc. (a)	16	508
SYNNEX Corp. (a)	28	963
TE Connectivity, Ltd.	178	6,607
Tech Data Corp. (a)	42	1,912
Trimble Navigation, Ltd. (a)	26	1,554
TTM Technologies, Inc. (a)	38	350
Vishay Intertechnology, Inc. (a)	96	1,021

		53,106

ENERGY EQUIPMENT & SERVICES — 1.5%
Atwood Oceanics, Inc. (a)	26	1,191
Baker Hughes, Inc.	194	7,923
Basic Energy Services, Inc. (a)	20	228
Bristow Group, Inc.	14	751
Cameron International Corp. (a)	70	3,952
CARBO Ceramics, Inc.	4	313
Diamond Offshore Drilling, Inc.	76	5,165
Dresser-Rand Group, Inc. (a)	24	1,347
Dril-Quip, Inc. (a)	10	731
Exterran Holdings, Inc. (a)	70	1,534
FMC Technologies, Inc. (a)	48	2,056
Geospace Technologies Corp. (a)	2	178
Gulf Island Fabrication, Inc.	6	144
Halliburton Co.	340	11,795
Helix Energy Solutions Group, Inc. (a)	52	1,073
Helmerich & Payne, Inc.	36	2,016
Hornbeck Offshore Services, Inc. (a)	10	343
ION Geophysical Corp. (a)	46	299
Lufkin Industries, Inc.	6	349
Matrix Service Co. (a)	14	161
Nabors Industries, Ltd. (a)	212	3,063
National Oilwell Varco, Inc.	122	8,339
Noble Corp.	104	3,621
Oceaneering International, Inc.	22	1,183
Oil States International, Inc. (a)	20	1,431
Patterson-UTI Energy, Inc.	98	1,826
Pioneer Energy Services Corp. (a)	36	261
Rowan Cos. PLC (a)	54	1,689
Schlumberger, Ltd.	340	23,559
SEACOR Holdings, Inc.	12	1,006
Superior Energy Services, Inc. (a)	54	1,119
Tetra Technologies, Inc. (a)	42	319
Tidewater, Inc.	22	983
Unit Corp. (a)	32	1,442

		91,390

FOOD & STAPLES RETAILING — 3.8%
Casey’s General Stores, Inc.	20	1,062
Costco Wholesale Corp.	192	18,964
CVS Caremark Corp.	608	29,397
Harris Teeter Supermarkets, Inc.	26	1,003
Nash Finch Co.	14	298
Safeway, Inc.	260	4,703
Spartan Stores, Inc.	24	369
SUPERVALU, Inc.	232	573
Sysco Corp.	346	10,954
The Andersons, Inc.	18	772
The Kroger Co.	557	14,493
United Natural Foods, Inc. (a)	20	1,072
Wal-Mart Stores, Inc.	1,822	124,315
Walgreen Co.	556	20,577
Whole Foods Market, Inc.	36	3,288

		231,840

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	716	19,611

See accompanying notes to financial statements.

213

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

B&G Foods, Inc.	18	$510
Cal-Maine Foods, Inc.	16	643
Calavo Growers, Inc.	4	101
Campbell Soup Co.	130	4,536
ConAgra Foods, Inc.	218	6,431
Darling International, Inc. (a)	38	610
Dean Foods Co. (a)	202	3,335
Diamond Foods, Inc.	10	137
Flowers Foods, Inc.	50	1,163
General Mills, Inc.	248	10,022
Green Mountain Coffee Roasters, Inc. (a)	26	1,075
H.J. Heinz Co.	118	6,806
Hain Celestial Group, Inc. (a)	12	651
Hormel Foods Corp.	98	3,059
Ingredion, Inc.	30	1,933
J&J Snack Foods Corp.	6	384
Kellogg Co.	134	7,484
Lancaster Colony Corp.	8	554
McCormick & Co., Inc.	38	2,414
Mead Johnson Nutrition Co.	32	2,108
Mondelez International, Inc. (Class A)	734	18,695
Post Holdings, Inc. (a)	10	342
Ralcorp Holdings, Inc. (a)	20	1,793
Sanderson Farms, Inc.	10	475
Seneca Foods Corp. (a)	8	243
Smithfield Foods, Inc. (a)	146	3,149
Snyders-Lance, Inc.	20	482
The Hershey Co.	54	3,900
The J.M. Smucker Co.	38	3,277
Tootsie Roll Industries, Inc.	14	363
TreeHouse Foods, Inc. (a)	14	730
Tyson Foods, Inc. (Class A)	316	6,130

		113,146

GAS UTILITIES — 0.3%
AGL Resources, Inc.	52	2,078
Atmos Energy Corp.	66	2,318
National Fuel Gas Co.	36	1,825
New Jersey Resources Corp.	22	872
Northwest Natural Gas Co.	14	619
ONEOK, Inc.	98	4,189
Piedmont Natural Gas Co., Inc.	34	1,064
Questar Corp.	104	2,055
South Jersey Industries, Inc.	12	604
Southwest Gas Corp.	24	1,018
The Laclede Group, Inc.	16	618
UGI Corp.	82	2,682
WGL Holdings, Inc.	30	1,176

		21,118

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abaxis, Inc. (a)	4	148
Align Technology, Inc. (a)	16	444
Analogic Corp.	4	297
Baxter International, Inc.	170	11,332
Becton, Dickinson and Co.	76	5,942
Boston Scientific Corp. (a)	836	4,790
C.R. Bard, Inc.	20	1,955
Cantel Medical Corp.	6	178
CareFusion Corp. (a)	98	2,801
CONMED Corp.	12	335
Covidien PLC	148	8,546
CryoLife, Inc.	12	75
Cyberonics, Inc. (a)	6	315
DENTSPLY International, Inc.	36	1,426
Edwards Lifesciences Corp. (a)	24	2,164
Greatbatch, Inc. (a)	12	279
Haemonetics Corp. (a)	16	653
Hill-Rom Holdings, Inc.	22	627
Hologic, Inc. (a)	76	1,522
ICU Medical, Inc. (a)	4	244
IDEXX Laboratories, Inc. (a)	12	1,114
Integra LifeSciences Holdings Corp. (a)	10	390
Intuitive Surgical, Inc. (a)	6	2,942
Invacare Corp.	32	522
Masimo Corp. (a)	8	168
Medtronic, Inc.	390	15,998
Meridian Bioscience, Inc.	12	243
Merit Medical Systems, Inc. (a)	14	195
Natus Medical, Inc. (a)	10	112
Neogen Corp. (a)	4	181
NuVasive, Inc. (a)	16	247
Palomar Medical Technologies, Inc. (a)	6	55
ResMed, Inc.	40	1,663
St. Jude Medical, Inc.	80	2,891
STERIS Corp.	22	764
Stryker Corp.	96	5,263
SurModics, Inc. (a)	4	89
Symmetry Medical, Inc. (a)	24	253
Teleflex, Inc.	18	1,284
The Cooper Cos., Inc.	10	925
Thoratec Corp. (a)	14	525
Varian Medical Systems, Inc. (a)	28	1,967
West Pharmaceutical Services, Inc.	12	657
Zimmer Holdings, Inc.	66	4,400

		86,921

HEALTH CARE PROVIDERS & SERVICES — 3.0%
Aetna, Inc.	196	9,075
Air Methods Corp. (a)	12	443
Almost Family, Inc. (a)	6	122
Amedisys, Inc. (a)	34	383
AmerisourceBergen Corp.	255	11,011
AMN Healthcare Services, Inc. (a)	30	346
AmSurg Corp. (a)	18	540
Bio-Reference Laboratories, Inc. (a)	8	230
Cardinal Health, Inc.	372	15,319
Centene Corp. (a)	24	984
Chemed Corp.	8	549
Cigna Corp.	138	7,377
Community Health Systems, Inc. (a)	98	3,012
Corvel Corp. (a)	4	179
Coventry Health Care, Inc.	98	4,393
Cross Country Healthcare, Inc. (a)	34	163
DaVita, Inc. (a)	30	3,316
Express Scripts Holding Co. (a)	310	16,740
Gentiva Health Services, Inc. (a)	30	301
Hanger, Inc. (a)	16	438
Health Management Associates, Inc. (Class A) (a)	278	2,591

See accompanying notes to financial statements.

214

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Health Net, Inc. (a)	60	$1,458
Healthways, Inc. (a)	36	385
Henry Schein, Inc. (a)	36	2,897
HMS Holdings Corp. (a)	14	363
Humana, Inc.	96	6,588
IPC The Hospitalist Co. (a)	6	238
Kindred Healthcare, Inc. (a)	58	628
Laboratory Corp. of America Holdings (a)	34	2,945
Landauer, Inc.	4	245
LHC Group, Inc. (a)	12	256
LifePoint Hospitals, Inc. (a)	36	1,359
Magellan Health Services, Inc. (a)	20	980
McKesson Corp.	256	24,822
MEDNAX, Inc. (a)	16	1,272
Molina Healthcare, Inc. (a)	32	866
MWI Veterinary Supply, Inc. (a)	4	440
Omnicare, Inc.	54	1,949
Owens & Minor, Inc.	46	1,311
Patterson Cos., Inc.	38	1,301
PharMerica Corp. (a)	32	456
PSS World Medical, Inc. (a)	22	635
Quest Diagnostics, Inc.	56	3,263
Tenet Healthcare Corp. (a)	114	3,702
The Ensign Group, Inc.	10	272
UnitedHealth Group, Inc.	494	26,795
Universal Health Services, Inc. (Class B)	42	2,031
VCA Antech, Inc. (a)	34	716
WellCare Health Plans, Inc. (a)	20	974
WellPoint, Inc.	220	13,402

		180,061

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	44	414
Cerner Corp. (a)	30	2,329
Computer Programs and Systems, Inc.	2	101
Medidata Solutions, Inc. (a)	4	157
Omnicell, Inc. (a)	10	149

		3,150

HOTELS, RESTAURANTS & LEISURE — 1.4%
Bally Technologies, Inc. (a)	12	537
BJ’s Restaurants, Inc. (a)	6	197
Bob Evans Farms, Inc.	16	643
Boyd Gaming Corp. (a)	62	412
Brinker International, Inc.	36	1,116
Buffalo Wild Wings, Inc. (a)	4	291
Carnival Corp.	486	17,870
CEC Entertainment, Inc.	8	266
Chipotle Mexican Grill, Inc. (a)	4	1,190
Cracker Barrel Old Country Store, Inc.	12	771
Darden Restaurants, Inc.	62	2,794
DineEquity, Inc. (a)	6	402
International Game Technology	88	1,247
International Speedway Corp. (Class A)	18	497
Interval Leisure Group, Inc.	16	310
Jack in the Box, Inc. (a)	26	744
Life Time Fitness, Inc. (a)	14	689
Marcus Corp.	22	274
Marriott International, Inc. (Class A)	78	2,907
Marriott Vacations Worldwide Corp. (a)	20	833
McDonald’s Corp.	288	25,405
Monarch Casino & Resort, Inc. (a)	6	65
Multimedia Games Holding Co., Inc. (a)	12	177
Panera Bread Co. (Class A) (a)	6	953
Papa John’s International, Inc. (a)	10	549
Pinnacle Entertainment, Inc. (a)	34	538
Red Robin Gourmet Burgers, Inc. (a)	10	353
Ruby Tuesday, Inc. (a)	40	314
Ruth’s Hospitality Group, Inc. (a)	16	116
Scientific Games Corp. (Class A) (a)	34	295
SHFL Entertainment, Inc. (a)	12	174
Sonic Corp. (a)	26	271
Starbucks Corp.	116	6,220
Starwood Hotels & Resorts Worldwide, Inc.	44	2,524
Texas Roadhouse, Inc. (Class A)	24	403
The Cheesecake Factory, Inc.	20	654
The Wendy’s Co.	182	855
WMS Industries, Inc. (a)	24	420
Wyndham Worldwide Corp.	46	2,448
Wynn Resorts, Ltd.	46	5,175
Yum! Brands, Inc.	94	6,242

		88,141

HOUSEHOLD DURABLES — 0.5%
American Greetings Corp. (Class A)	34	574
Blyth, Inc.	8	124
D.R. Horton, Inc.	110	2,176
Ethan Allen Interiors, Inc.	10	257
Harman International Industries, Inc.	24	1,071
Helen of Troy, Ltd. (a)	16	534
iRobot Corp. (a)	8	150
KB Home	84	1,327
La-Z-Boy, Inc.	22	311
Leggett & Platt, Inc.	82	2,232
Lennar Corp. (Class A)	50	1,934
M.D.C. Holdings, Inc.	22	809
M/I Homes, Inc. (a)	12	318
Meritage Homes Corp. (a)	12	448
Mohawk Industries, Inc. (a)	34	3,076
Newell Rubbermaid, Inc.	120	2,672
NVR, Inc. (a)	2	1,840
Pulte Group, Inc. (a)	150	2,724
Standard Pacific Corp. (a)	80	588
The Ryland Group, Inc.	18	657
Toll Brothers, Inc. (a)	50	1,617
Tupperware Brands Corp.	18	1,154
Universal Electronics, Inc. (a)	8	155
Whirlpool Corp.	56	5,698

		32,446

HOUSEHOLD PRODUCTS — 1.7%
Central Garden & Pet Co. (Class A) (a)	44	460
Church & Dwight Co., Inc.	32	1,714
Colgate-Palmolive Co.	92	9,618
Energizer Holdings, Inc.	28	2,239
Kimberly-Clark Corp.	164	13,847
The Clorox Co.	46	3,368
The Procter & Gamble Co.	1,047	71,081

See accompanying notes to financial statements.

215

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

WD-40 Co.	4	$188

		102,515

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
NRG Energy, Inc.	349	8,024
The AES Corp.	452	4,836

		12,860

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	222	20,613
Carlisle Cos., Inc.	24	1,410
Danaher Corp.	158	8,832
General Electric Co.	4,354	91,391
Standex International Corp.	4	205

		122,451

INSURANCE — 6.4%
ACE, Ltd.	182	14,524
Aflac, Inc.	340	18,061
Alleghany Corp. (a)	6	2,012
American Financial Group, Inc.	86	3,399
American International Group, Inc. (a)	1,590	56,127
AMERISAFE, Inc. (a)	8	218
Aon PLC	100	5,560
Arthur J. Gallagher & Co.	42	1,455
Aspen Insurance Holdings, Ltd.	78	2,502
Assurant, Inc.	88	3,054
Berkshire Hathaway, Inc. (Class B) (a)	1,077	96,607
Brown & Brown, Inc.	44	1,120
Cincinnati Financial Corp.	86	3,368
eHealth, Inc. (a)	6	165
Employers Holdings, Inc.	16	329
Everest Re Group, Ltd.	38	4,178
Fidelity National Financial, Inc. (Class A)	124	2,920
First American Financial Corp.	70	1,686
Genworth Financial, Inc. (Class A) (a)	534	4,010
Hartford Financial Services Group, Inc.	474	10,636
HCC Insurance Holdings, Inc.	60	2,233
Horace Mann Educators Corp.	28	559
Infinity Property & Casualty Corp.	8	466
Kemper Corp.	40	1,180
Lincoln National Corp.	202	5,232
Loews Corp.	228	9,291
Marsh & McLennan Cos., Inc.	190	6,549
Meadowbrook Insurance Group, Inc.	50	289
Mercury General Corp.	40	1,588
MetLife, Inc.	772	25,430
National Financial Partners Corp. (a)	22	377
Old Republic International Corp.	176	1,874
Principal Financial Group, Inc.	202	5,761
ProAssurance Corp.	20	844
Protective Life Corp.	88	2,515
Prudential Financial, Inc.	338	18,025
Reinsurance Group of America, Inc.	80	4,282
RLI Corp.	8	517
Safety Insurance Group, Inc.	10	462
Selective Insurance Group, Inc.	40	771
StanCorp Financial Group, Inc.	32	1,173
Stewart Information Services Corp.	20	520
The Allstate Corp.	528	21,210
The Chubb Corp.	144	10,846
The Hanover Insurance Group, Inc.	32	1,240
The Navigators Group, Inc. (a)	12	613
The Progressive Corp.	248	5,233
The Travelers Cos., Inc.	228	16,375
Torchmark Corp.	52	2,687
Tower Group, Inc.	26	462
United Fire Group, Inc.	24	524
Unum Group	204	4,247
W.R. Berkley Corp.	72	2,717
XL Group PLC	164	4,110

		392,133

INTERNET & CATALOG RETAIL — 0.5%
Amazon.com, Inc. (a)	74	18,584
Blue Nile, Inc. (a)	4	154
Expedia, Inc.	68	4,179
HSN, Inc.	18	991
Netflix, Inc. (a)	12	1,113
NutriSystem, Inc.	20	164
PetMed Express, Inc.	10	111
Priceline.com, Inc. (a)	8	4,970
TripAdvisor, Inc. (a)	32	1,343

		31,609

INTERNET SOFTWARE & SERVICES — 1.5%
Akamai Technologies, Inc. (a)	46	1,882
AOL, Inc. (a)	58	1,717
Blucora, Inc. (a)	14	220
comScore, Inc. (a)	6	83
DealerTrack Holdings, Inc. (a)	10	287
Digital River, Inc. (a)	18	259
eBay, Inc. (a)	358	18,265
Equinix, Inc. (a)	10	2,062
Google, Inc. (Class A) (a)	75	53,203
j2 Global, Inc.	12	367
Liquidity Services, Inc. (a)	4	163
LivePerson, Inc. (a)	8	105
LogMeIn, Inc. (a)	4	90
Monster Worldwide, Inc. (a)	56	315
Perficient, Inc. (a)	10	118
Rackspace Hosting, Inc. (a)	16	1,188
Stamps.com, Inc. (a)	4	101
United Online, Inc.	98	548
ValueClick, Inc. (a)	22	427
VeriSign, Inc. (a)	36	1,398
XO Group, Inc. (a)	8	74
Yahoo!, Inc. (a)	398	7,920

		90,792

IT SERVICES — 2.5%
Accenture PLC (Class A)	170	11,305
Acxiom Corp. (a)	30	524
Alliance Data Systems Corp. (a)	14	2,027
Automatic Data Processing, Inc.	150	8,551
Broadridge Financial Solutions, Inc.	48	1,098
CACI International, Inc. (Class A) (a)	14	770
Cardtronics, Inc. (a)	12	285
CIBER, Inc. (a)	72	240

See accompanying notes to financial statements.

216

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Cognizant Technology Solutions Corp. (Class A) (a)	62	$4,591
Computer Sciences Corp.	170	6,809
Convergys Corp.	74	1,214
CoreLogic, Inc. (a)	56	1,508
CSG Systems International, Inc. (a)	20	364
DST Systems, Inc.	20	1,212
Fidelity National Information Services, Inc.	110	3,829
Fiserv, Inc. (a)	44	3,477
Forrester Research, Inc.	4	107
Gartner, Inc. (a)	20	920
Global Payments, Inc.	22	997
Heartland Payment Systems, Inc.	12	354
Higher One Holdings, Inc. (a)	8	84
iGate Corp. (a)	14	221
International Business Machines Corp.	274	52,485
Jack Henry & Associates, Inc.	22	864
Lender Processing Services, Inc.	40	985
ManTech International Corp. (Class A)	26	674
Mastercard, Inc. (Class A)	16	7,860
MAXIMUS, Inc.	10	632
NCI, Inc. (Class A) (a)	10	47
NeuStar, Inc. (Class A) (a)	18	755
Paychex, Inc.	118	3,675
SAIC, Inc.	308	3,487
TeleTech Holdings, Inc. (a)	24	427
Teradata Corp. (a)	34	2,104
The Western Union Co.	198	2,695
Total System Services, Inc.	56	1,200
VeriFone Systems, Inc. (a)	16	475
Virtusa Corp. (a)	8	131
Visa, Inc. (Class A)	134	20,312
WEX, Inc. (a)	8	603

		149,898

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Arctic Cat, Inc. (a)	4	134
Brunswick Corp.	24	698
Callaway Golf Co.	46	299
Hasbro, Inc.	56	2,010
JAKKS Pacific, Inc.	12	150
Mattel, Inc.	120	4,395
Polaris Industries, Inc.	14	1,178
Sturm Ruger & Co, Inc.	2	91

		8,955

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Affymetrix, Inc. (a)	34	108
Agilent Technologies, Inc.	100	4,094
Bio-Rad Laboratories, Inc. (Class A) (a)	10	1,050
Cambrex Corp. (a)	12	137
Charles River Laboratories International, Inc. (a)	20	749
Covance, Inc. (a)	22	1,271
Enzo Biochem, Inc. (a)	14	38
Life Technologies Corp. (a)	58	2,847
PAREXEL International Corp. (a)	20	592
PerkinElmer, Inc.	38	1,206
Techne Corp.	8	547
Thermo Fisher Scientific, Inc.	152	9,694
Waters Corp. (a)	20	1,742

		24,075

MACHINERY — 1.9%
Actuant Corp. (Class A)	20	558
AGCO Corp. (a)	58	2,849
Albany International Corp. (Class A)	16	363
Astec Industries, Inc. (a)	10	333
Barnes Group, Inc.	20	449
Briggs & Stratton Corp.	34	717
Cascade Corp.	4	257
Caterpillar, Inc.	216	19,349
CIRCOR International, Inc.	6	238
CLARCOR, Inc.	12	573
Crane Co.	18	833
Cummins, Inc.	48	5,201
Deere & Co.	136	11,753
Donaldson Co., Inc.	28	920
Dover Corp.	68	4,468
EnPro Industries, Inc. (a)	10	409
ESCO Technologies, Inc.	8	299
Federal Signal Corp. (a)	36	274
Flowserve Corp.	16	2,349
Gardner Denver, Inc.	16	1,096
Graco, Inc.	12	618
Harsco Corp.	58	1,363
IDEX Corp.	26	1,210
Illinois Tool Works, Inc.	158	9,608
Ingersoll-Rand PLC	126	6,043
ITT Corp.	100	2,346
John Bean Technologies Corp.	14	249
Joy Global, Inc.	28	1,786
Kaydon Corp.	16	383
Kennametal, Inc.	26	1,040
Lincoln Electric Holdings, Inc.	24	1,168
Lindsay Corp.	2	160
Lydall, Inc. (a)	10	143
Mueller Industries, Inc.	10	500
Nordson Corp.	12	757
Oshkosh Corp. (a)	100	2,965
PACCAR, Inc.	124	5,606
Pall Corp.	26	1,567
Parker Hannifin Corp.	62	5,274
Pentair, Ltd.	64	3,146
Robbins & Myers, Inc.	8	476
Snap-On, Inc.	22	1,738
SPX Corp.	20	1,403
Stanley Black & Decker, Inc.	52	3,846
Tennant Co.	6	264
Terex Corp. (a)	66	1,855
The Toro Co.	18	774
Timken Co.	36	1,722
Trinity Industries, Inc.	34	1,218
Valmont Industries, Inc.	8	1,092
Wabtec Corp.	10	875
Watts Water Technologies, Inc. (Class A)	14	602
Woodward, Inc.	16	610
Xylem, Inc.	38	1,030

		116,725

See accompanying notes to financial statements.

217

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

MARINE — 0.0% (c)
Kirby Corp. (a)	18	$1,114
Matson, Inc.	16	396

		1,510

MEDIA — 3.1%
AMC Networks, Inc. (Class A) (a)	12	594
Arbitron, Inc.	6	280
Cablevision Systems Corp. (Class A)	234	3,496
CBS Corp.	196	7,458
Comcast Corp. (Class A)	1,062	39,697
Digital Generation, Inc. (a)	18	195
DIRECTV (Class A) (a)	230	11,537
Discovery Communications, Inc. (Series A) (a)	82	5,205
DreamWorks Animation SKG, Inc. (Class A) (a)	38	630
Gannett Co., Inc.	168	3,026
Harte-Hanks, Inc.	48	283
John Wiley & Sons, Inc. (Class A)	20	779
Lamar Advertising Co. (Class A) (a)	20	775
Live Nation Entertainment, Inc. (a)	102	950
Meredith Corp.	24	827
News Corp. (Class A)	808	20,636
Omnicom Group, Inc.	110	5,495
Scholastic Corp.	20	591
Scripps Networks Interactive, Inc. (Class A)	30	1,737
The E.W. Scripps Co. (Class A) (a)	30	324
The Interpublic Group of Cos., Inc.	194	2,138
The McGraw-Hill Cos., Inc.	92	5,030
The New York Times Co. (Class A) (a)	88	751
The Walt Disney Co.	592	29,476
The Washington Post Co. (Class B)	4	1,461
Time Warner Cable, Inc.	136	13,218
Time Warner, Inc.	512	24,489
Valassis Communications, Inc.	28	722
Viacom, Inc. (Class B)	146	7,700

		189,500

METALS & MINING — 0.9%
A.M. Castle & Co. (a)	18	266
AK Steel Holding Corp.	120	552
Alcoa, Inc.	776	6,736
Allegheny Technologies, Inc.	42	1,275
AMCOL International Corp.	12	368
Carpenter Technology Corp.	14	723
Century Aluminum Co. (a)	56	491
Cliffs Natural Resources, Inc.	64	2,468
Commercial Metals Co.	126	1,872
Compass Minerals International, Inc.	10	747
Freeport-McMoRan Copper & Gold, Inc.	420	14,364
Haynes International, Inc.	4	207
Kaiser Aluminum Corp.	12	740
Materion Corp.	12	309
Newmont Mining Corp.	174	8,081
Nucor Corp.	172	7,427
Olympic Steel, Inc.	10	221
Reliance Steel & Aluminum Co.	40	2,484
RTI International Metals, Inc. (a)	14	386
Steel Dynamics, Inc.	142	1,950
SunCoke Energy, Inc. (a)	32	499
Titanium Metals Corp.	44	726
United States Steel Corp.	156	3,724
Worthington Industries, Inc.	38	988

		57,604

MULTI-UTILITIES — 1.6%
Alliant Energy Corp.	60	2,635
Ameren Corp.	176	5,407
Avista Corp.	38	916
Black Hills Corp.	26	945
CenterPoint Energy, Inc.	252	4,851
CH Energy Group, Inc.	8	522
CMS Energy Corp.	142	3,462
Consolidated Edison, Inc.	158	8,775
Dominion Resources, Inc.	254	13,157
DTE Energy Co.	112	6,725
Integrys Energy Group, Inc.	56	2,924
MDU Resources Group, Inc.	90	1,912
NiSource, Inc.	154	3,833
NorthWestern Corp.	22	764
PG&E Corp.	252	10,125
Public Service Enterprise Group, Inc.	328	10,037
SCANA Corp.	86	3,925
Sempra Energy	122	8,655
TECO Energy, Inc.	132	2,212
Vectren Corp.	54	1,588
Wisconsin Energy Corp.	96	3,538

		96,908

MULTILINE RETAIL — 0.7%
Big Lots, Inc. (a)	32	911
Dollar Tree, Inc. (a)	60	2,434
Family Dollar Stores, Inc.	32	2,029
Fred’s, Inc. (Class A)	24	319
J.C. Penney Co., Inc.	154	3,035
Kohl’s Corp.	116	4,986
Macy’s, Inc.	166	6,477
Nordstrom, Inc.	68	3,638
Saks, Inc. (a)	40	420
Target Corp.	354	20,946
Tuesday Morning Corp. (a)	46	288

		45,483

OFFICE ELECTRONICS — 0.1%
Xerox Corp.	950	6,479
Zebra Technologies Corp. (Class A) (a)	16	628

		7,107

OIL, GAS & CONSUMABLE FUELS — 9.8%
Alpha Natural Resources, Inc. (a)	144	1,403
Anadarko Petroleum Corp.	128	9,512
Apache Corp.	174	13,659
Approach Resources, Inc. (a)	8	200
Arch Coal, Inc.	154	1,127
Bill Barrett Corp. (a)	36	640
Cabot Oil & Gas Corp.	32	1,592
Chesapeake Energy Corp.	306	5,086
Chevron Corp.	1,152	124,577
Cimarex Energy Co.	30	1,732
Cloud Peak Energy, Inc. (a)	44	851

See accompanying notes to financial statements.

218

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Comstock Resources, Inc. (a)	32	$484
ConocoPhillips	882	51,147
CONSOL Energy, Inc.	90	2,889
Contango Oil & Gas Co. (a)	6	254
Denbury Resources, Inc. (a)	156	2,527
Devon Energy Corp.	202	10,512
Energen Corp.	32	1,443
EOG Resources, Inc.	70	8,455
EQT Corp.	50	2,949
Exxon Mobil Corp.	2,198	190,237
Forest Oil Corp. (a)	86	575
Gulfport Energy Corp. (a)	14	535
Hess Corp.	216	11,439
Hollyfrontier Corp.	110	5,120
Marathon Oil Corp.	768	23,547
Marathon Petroleum Corp.	368	23,184
Murphy Oil Corp.	134	7,980
Newfield Exploration Co. (a)	88	2,357
Noble Energy, Inc.	48	4,883
Northern Oil and Gas, Inc. (a)	12	202
Occidental Petroleum Corp.	308	23,596
PDC Energy, Inc. (a)	14	465
Peabody Energy Corp.	144	3,832
Penn Virginia Corp.	58	256
PetroQuest Energy, Inc. (a)	30	148
Pioneer Natural Resources Co.	26	2,771
Plains Exploration & Production Co. (a)	52	2,441
QEP Resources, Inc.	74	2,240
Quicksilver Resources, Inc. (a)	130	372
Range Resources Corp.	24	1,508
SM Energy Co.	14	731
Southwestern Energy Co. (a)	122	4,076
Spectra Energy Corp.	250	6,845
Stone Energy Corp. (a)	30	616
Swift Energy Co. (a)	24	369
Tesoro Corp.	152	6,696
The Williams Cos., Inc.	218	7,137
Valero Energy Corp.	600	20,472
World Fuel Services Corp.	78	3,211
WPX Energy, Inc. (a)	70	1,042

		599,922

PAPER & FOREST PRODUCTS — 0.4%
Buckeye Technologies, Inc.	14	402
Clearwater Paper Corp. (a)	16	627
Deltic Timber Corp.	2	141
Domtar Corp.	26	2,172
International Paper Co.	236	9,402
KapStone Paper and Packaging Corp. (a)	22	488
Louisiana-Pacific Corp. (a)	42	811
MeadWestvaco Corp.	84	2,677
Neenah Paper, Inc.	8	228
Schweitzer-Mauduit International, Inc.	10	390
Wausau Paper Corp.	24	208
Weyerhaeuser Co.	166	4,618

		22,164

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.	232	3,332
Inter Parfums, Inc.	12	234
Medifast, Inc. (a)	6	158
Prestige Brands Holdings, Inc. (a)	16	320
The Estee Lauder Cos., Inc. (Class A)	64	3,831

		7,875

PHARMACEUTICALS — 4.8%
Abbott Laboratories	548	35,894
Akorn, Inc. (a)	10	134
Allergan, Inc.	48	4,403
Bristol-Myers Squibb Co.	694	22,617
Eli Lilly & Co.	602	29,691
Endo Pharmaceuticals Holdings, Inc. (a)	38	998
Forest Laboratories, Inc. (a)	112	3,956
Hi-Tech Pharmacal Co., Inc. (a)	4	140
Hospira, Inc. (a)	60	1,874
Johnson & Johnson	1,091	76,479
Merck & Co., Inc.	1,001	40,981
Mylan, Inc. (a)	126	3,463
Perrigo Co.	14	1,456
Pfizer, Inc.	2,731	68,494
Questcor Pharmaceuticals, Inc.	10	267
Salix Pharmaceuticals, Ltd. (a)	8	324
The Medicines Co. (a)	18	431
ViroPharma, Inc. (a)	22	501
Watson Pharmaceuticals, Inc. (a)	36	3,096

		295,199

PROFESSIONAL SERVICES — 0.2%
CDI Corp.	16	274
Dun & Bradstreet Corp.	12	944
Equifax, Inc.	30	1,624
Exponent, Inc. (a)	4	223
FTI Consulting, Inc. (a)	20	660
Heidrick & Struggles International, Inc.	8	122
Insperity, Inc.	14	456
Kelly Services, Inc. (Class A)	30	472
Korn/Ferry International (a)	22	349
Manpower, Inc.	86	3,650
Navigant Consulting, Inc. (a)	22	245
On Assignment, Inc. (a)	14	284
Resources Connection, Inc.	14	167
Robert Half International, Inc.	40	1,273
The Corporate Executive Board Co.	6	285
The Dolan Co. (a)	18	70
Towers Watson & Co. (Class A)	22	1,237
TrueBlue, Inc. (a)	18	283

		12,618

REAL ESTATE INVESTMENT TRUSTS — 1.8%
Acadia Realty Trust	14	351
Alexandria Real Estate Equities, Inc.	18	1,248
American Campus Communities, Inc.	18	830
American Tower Corp.	60	4,636
Apartment Investment & Management Co. (Class A)	32	866
AvalonBay Communities, Inc.	20	2,712
BioMed Realty Trust, Inc.	50	967
Boston Properties, Inc.	34	3,598
BRE Properties, Inc.	20	1,017
Camden Property Trust	22	1,501

See accompanying notes to financial statements.

219

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Cedar Realty Trust, Inc.	40	$211
Colonial Properties Trust	22	470
Corporate Office Properties Trust	28	699
Cousins Properties, Inc.	34	284
DiamondRock Hospitality Co.	64	576
Duke Realty Corp.	120	1,664
EastGroup Properties, Inc.	8	430
EPR Properties	16	738
Equity One, Inc.	40	840
Equity Residential	78	4,420
Essex Property Trust, Inc.	6	880
Extra Space Storage, Inc.	20	728
Federal Realty Investment Trust	14	1,456
Franklin Street Properties Corp.	52	640
Getty Realty Corp.	30	542
HCP, Inc.	140	6,325
Health Care REIT, Inc.	78	4,781
Healthcare Realty Trust, Inc.	32	768
Highwoods Properties, Inc.	30	1,004
Home Properties, Inc.	14	858
Hospitality Properties Trust	72	1,686
Host Hotels & Resorts, Inc.	186	2,915
Inland Real Estate Corp.	34	285
Kilroy Realty Corp.	18	853
Kimco Realty Corp.	126	2,434
Kite Realty Group Trust	38	212
LaSalle Hotel Properties	22	559
Lexington Realty Trust	54	564
Liberty Property Trust	52	1,860
LTC Properties, Inc.	12	422
Mack-Cali Realty Corp.	26	679
Medical Properties Trust, Inc.	64	765
Mid-America Apartment Communities, Inc.	10	648
National Retail Properties, Inc.	42	1,310
OMEGA Healthcare Investors, Inc.	30	716
Parkway Properties, Inc.	24	336
Pennsylvania Real Estate Investment Trust	26	459
Plum Creek Timber Co., Inc.	54	2,396
Post Properties, Inc.	12	599
Potlatch Corp.	18	705
ProLogis	104	3,795
PS Business Parks, Inc.	8	520
Public Storage	38	5,508
Rayonier, Inc.	40	2,073
Realty Income Corp.	44	1,769
Regency Centers Corp.	28	1,319
Saul Centers, Inc.	6	257
Senior Housing Properties Trust	78	1,844
Simon Property Group, Inc.	46	7,272
SL Green Realty Corp.	32	2,453
Sovran Self Storage, Inc.	10	621
Tanger Factory Outlet Centers, Inc.	14	479
Taubman Centers, Inc.	12	945
The Macerich Co.	34	1,982
UDR, Inc.	56	1,332
Universal Health Realty Income Trust	6	304
Urstadt Biddle Properties, Inc. (Class A)	14	276
Ventas, Inc.	66	4,272
Vornado Realty Trust	52	4,164
Weingarten Realty Investors	38	1,017

		108,645

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
CBRE Group, Inc. (a)	82	1,632
Forestar Group, Inc. (a)	12	208
Jones Lang LaSalle, Inc.	12	1,007

		2,847

ROAD & RAIL — 0.7%
Arkansas Best Corp.	18	172
Con-way, Inc.	32	890
CSX Corp.	414	8,168
Heartland Express, Inc.	18	235
J.B. Hunt Transport Services, Inc.	28	1,672
Kansas City Southern	28	2,338
Knight Transportation, Inc.	26	380
Landstar System, Inc.	10	525
Norfolk Southern Corp.	142	8,781
Old Dominion Freight Line, Inc. (a)	24	823
Ryder Systems, Inc.	38	1,897
Union Pacific Corp.	146	18,355
Werner Enterprises, Inc.	28	607

		44,843

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Advanced Energy Industries, Inc. (a)	16	221
Advanced Micro Devices, Inc. (a)	266	638
Altera Corp.	48	1,653
Analog Devices, Inc.	92	3,870
Applied Materials, Inc.	548	6,269
Atmel Corp. (a)	118	773
ATMI, Inc. (a)	10	209
Broadcom Corp. (Class A) (a)	116	3,852
Brooks Automation, Inc.	24	193
Cabot Microelectronics Corp. (a)	8	284
CEVA, Inc. (a)	4	63
Cirrus Logic, Inc. (a)	18	521
Cohu, Inc.	10	108
Cree, Inc. (a)	36	1,223
Cymer, Inc. (a)	10	904
Cypress Semiconductor Corp. (a)	30	325
Diodes, Inc. (a)	16	278
DSP Group, Inc. (a)	12	69
Entropic Communications, Inc. (a)	30	159
Exar Corp. (a)	12	107
Fairchild Semiconductor International, Inc. (a)	60	864
First Solar, Inc. (a)	66	2,038
GT Advanced Technologies, Inc. (a)	64	193
Hittite Microwave Corp. (a)	6	373
Integrated Device Technology, Inc. (a)	56	409
Intel Corp.	1,986	40,971
International Rectifier Corp. (a)	28	496
Intersil Corp. (Class A)	68	564
KLA-Tencor Corp.	48	2,293
Kopin Corp. (a)	20	67
Kulicke & Soffa Industries, Inc. (a)	32	384
Lam Research Corp. (a)	65	2,348

See accompanying notes to financial statements.

220

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Linear Technology Corp.	62	$2,127
LSI Corp. (a)	150	1,062
MEMC Electronic Materials, Inc. (a)	252	809
Micrel, Inc.	20	190
Microchip Technology, Inc.	64	2,086
Micron Technology, Inc. (a)	662	4,204
Microsemi Corp. (a)	24	505
MKS Instruments, Inc.	18	464
Monolithic Power Systems, Inc. (a)	10	223
Nanometrics, Inc. (a)	8	115
NVIDIA Corp.	192	2,360
Pericom Semiconductor Corp. (a)	12	96
Power Integrations, Inc.	6	202
RF Micro Devices, Inc. (a)	106	475
Rubicon Technology, Inc. (a)	10	61
Rudolph Technologies, Inc. (a)	12	161
Semtech Corp. (a)	16	463
Sigma Designs, Inc. (a)	36	185
Silicon Laboratories, Inc. (a)	10	418
Skyworks Solutions, Inc. (a)	48	974
STR Holdings, Inc. (a)	28	71
Supertex, Inc. (a)	4	70
Teradyne, Inc. (a)	72	1,216
Tessera Technologies, Inc.	20	328
Texas Instruments, Inc.	352	10,891
TriQuint Semiconductor, Inc. (a)	72	349
Ultratech, Inc. (a)	6	224
Veeco Instruments, Inc. (a)	22	649
Volterra Semiconductor Corp. (a)	4	69
Xilinx, Inc.	74	2,657

		106,423

SOFTWARE — 2.5%
ACI Worldwide, Inc. (a)	8	349
Adobe Systems, Inc. (a)	140	5,275
Advent Software, Inc. (a)	10	214
Ansys, Inc. (a)	18	1,212
Autodesk, Inc. (a)	46	1,626
Blackbaud, Inc.	6	137
BMC Software, Inc. (a)	48	1,904
Bottomline Technologies, Inc. (a)	6	158
CA, Inc.	142	3,121
Cadence Design Systems, Inc. (a)	62	838
Citrix Systems, Inc. (a)	38	2,498
CommVault Systems, Inc. (a)	6	418
Compuware Corp. (a)	82	891
Concur Technologies, Inc. (a)	6	405
Ebix, Inc.	8	129
Electronic Arts, Inc. (a)	98	1,424
EPIQ Systems, Inc.	14	179
Factset Research Systems, Inc.	6	528
Fair Isaac Corp.	8	336
Informatica Corp. (a)	16	485
Interactive Intelligence Group (a)	4	134
Intuit, Inc.	42	2,499
Manhattan Associates, Inc. (a)	6	362
Mentor Graphics Corp. (a)	32	545
MICROS Systems, Inc. (a)	18	764
Microsoft Corp.	2,759	73,748
MicroStrategy, Inc. (a)	2	187
Monotype Imaging Holdings, Inc.	10	160
Netscout Systems, Inc. (a)	12	312
Oracle Corp.	1,090	36,319
Parametric Technology Corp. (a)	26	585
Progress Software Corp. (a)	20	420
Quality Systems, Inc.	8	139
Red Hat, Inc. (a)	30	1,589
Rovi Corp. (a)	28	432
Salesforce.com, Inc. (a)	20	3,362
Solera Holdings, Inc.	10	535
Sourcefire, Inc. (a)	4	189
Symantec Corp. (a)	268	5,041
Synchronoss Technologies, Inc. (a)	6	127
Synopsys, Inc. (a)	50	1,592
Take-Two Interactive Software, Inc. (a)	24	264
TIBCO Software, Inc. (a)	24	528
Tyler Technologies, Inc. (a)	6	291
Websense, Inc. (a)	10	150

		152,401

SPECIALTY RETAIL — 2.3%
Aaron’s, Inc.	26	735
Abercrombie & Fitch Co. (Class A)	28	1,343
Advance Auto Parts, Inc.	22	1,592
Aeropostale, Inc. (a)	38	494
American Eagle Outfitters, Inc.	80	1,641
ANN, Inc. (a)	20	677
Ascena Retail Group, Inc. (a)	46	851
AutoNation, Inc. (a)	42	1,667
AutoZone, Inc. (a)	14	4,962
Barnes & Noble, Inc. (a)	42	634
Bed Bath & Beyond, Inc. (a)	72	4,026
Best Buy Co., Inc.	290	3,436
Big 5 Sporting Goods Corp.	18	236
Brown Shoe Co., Inc.	44	808
Cabela’s, Inc. (a)	30	1,252
CarMax, Inc. (a)	76	2,853
Chico’s FAS, Inc.	52	960
Christopher & Banks Corp. (a)	40	218
Coldwater Creek, Inc. (a)	22	106
Dick’s Sporting Goods, Inc.	30	1,365
Foot Locker, Inc.	62	1,991
GameStop Corp. (Class A)	134	3,362
Genesco, Inc. (a)	10	550
Group 1 Automotive, Inc.	16	992
Guess?, Inc.	40	982
Haverty Furniture Cos., Inc.	14	228
Hibbett Sports, Inc. (a)	6	316
Hot Topic, Inc.	18	174
Jos. A. Bank Clothiers, Inc. (a)	10	426
Kirkland’s, Inc. (a)	8	85
Limited Brands, Inc.	84	3,953
Lithia Motors, Inc. (Class A)	16	599
Lowe’s Cos., Inc.	504	17,902
Lumber Liquidators Holdings, Inc. (a)	8	423
MarineMax, Inc. (a)	26	232
Monro Muffler Brake, Inc.	6	210
O’Reilly Automotive, Inc. (a)	34	3,040
Office Depot, Inc. (a)	310	1,017
OfficeMax, Inc.	94	917

See accompanying notes to financial statements.

221

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Pep Boys-Manny, Moe & Jack	28	$275
PetSmart, Inc.	30	2,050
Rent-A-Center, Inc.	28	962
Ross Stores, Inc.	46	2,491
Rue21, Inc. (a)	6	170
Select Comfort Corp. (a)	12	314
Signet Jewelers, Ltd.	28	1,495
Sonic Automotive, Inc. (Class A)	40	836
Stage Stores, Inc.	34	843
Staples, Inc.	496	5,654
Stein Mart, Inc. (a)	30	226
The Buckle, Inc.	14	625
The Cato Corp. (Class A)	12	329
The Children’s Place Retail Stores, Inc. (a)	12	531
The Finish Line, Inc. (Class A)	20	379
The Gap, Inc.	216	6,705
The Home Depot, Inc.	526	32,533
The Men’s Wearhouse, Inc.	18	561
Tiffany & Co.	26	1,491
TJX Cos., Inc.	188	7,981
Tractor Supply Co.	10	884
Urban Outfitters, Inc. (a)	44	1,732
Vitamin Shoppe, Inc. (a)	8	459
Williams-Sonoma, Inc.	30	1,313
Zale Corp. (a)	28	115
Zumiez, Inc. (a)	6	116

		138,325

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter’s, Inc. (a)	16	890
Coach, Inc.	44	2,442
Crocs, Inc. (a)	24	345
Deckers Outdoor Corp. (a)	12	483
Fifth & Pacific Cos, Inc. (a)	30	374
Fossil, Inc. (a)	12	1,117
Hanesbrands, Inc. (a)	40	1,433
Iconix Brand Group, Inc. (a)	30	670
K-Swiss, Inc. (Class A) (a)	18	61
Maidenform Brands, Inc. (a)	8	156
Movado Group, Inc.	8	245
NIKE, Inc. (Class B)	152	7,843
Oxford Industries, Inc.	4	185
Perry Ellis International, Inc. (a)	12	239
PVH Corp.	16	1,776
Quiksilver, Inc. (a)	136	578
Ralph Lauren Corp.	16	2,399
Skechers U.S.A., Inc. (a)	42	777
Steven Madden, Ltd. (a)	10	423
The Warnaco Group, Inc. (a)	16	1,145
True Religion Apparel, Inc.	8	203
Under Armour, Inc. (Class A) (a)	16	777
V.F. Corp.	30	4,529
Wolverine World Wide, Inc.	16	656

		29,746

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	88	824
Bank Mutual Corp.	32	138
Brookline Bancorp, Inc.	28	238
Dime Community Bancshares	18	250
Hudson City Bancorp, Inc.	346	2,813
New York Community Bancorp, Inc.	286	3,747
Northwest Bancshares, Inc.	44	534
Oritani Financial Corp.	12	184
People’s United Financial, Inc.	190	2,297
Provident Financial Services, Inc.	32	477
TrustCo Bank Corp. NY	50	264
ViewPoint Financial Group	10	209
Washington Federal, Inc.	48	810

		12,785

TOBACCO — 1.3%
Alliance One International, Inc. (a)	90	328
Altria Group, Inc.	808	25,387
Lorillard, Inc.	46	5,367
Philip Morris International, Inc.	454	37,972
Reynolds American, Inc.	238	9,860
Universal Corp.	26	1,298

		80,212

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	16	672
Fastenal Co.	42	1,961
GATX Corp.	22	953
Kaman Corp.	10	368
MSC Industrial Direct Co., Inc. (Class A)	12	904
United Rentals, Inc. (a)	36	1,639
W.W. Grainger, Inc.	16	3,238
Watsco, Inc.	14	1,048

		10,783

WATER UTILITIES — 0.0% (c)
American States Water Co.	8	384
Aqua America, Inc.	48	1,220

		1,604

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Crown Castle International Corp. (a)	44	3,175
MetroPCS Communications, Inc. (a)	344	3,419
NTELOS Holdings Corp.	16	210
Sprint Nextel Corp. (a)	3,264	18,507
Telephone & Data Systems, Inc.	110	2,436
USA Mobility, Inc.	24	279

		28,026

TOTAL COMMON STOCKS —
(Cost $5,982,311)		6,085,853

SHORT TERM INVESTMENT — 0.8%
MONEY MARKET FUND — 0.8%
State Street Institutional Liquid Reserves Fund 0.17% (d)(e) (Cost $46,560)	46,560	46,560

TOTAL INVESTMENTS — 100.5% (f)
(Cost $6,028,871)		6,132,413
OTHER ASSETS & LIABILITIES — (0.5)%		(29,169)

NET ASSETS — 100.0%		$6,103,244

See accompanying notes to financial statements.

222

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

(a)	Non-income producing security.
(b)	Affiliated issuer. (Note 3)
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

223

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS — 99.7%
AUTOMOBILES — 0.8%
Ford Motor Co., 7.50% (a)	102,319	$2,650,062

CAPITAL MARKETS — 4.8%
State Street Corp., 5.25% (a)(b)	86,863	2,207,189
The Bank of New York Mellon Corp., 5.20% (a)	100,550	2,526,821
The Charles Schwab Corp., 6.00%	83,720	2,189,278
The Goldman Sachs Group, Inc., 6.50% (a)	99,256	2,658,076
The Goldman Sachs Group, Inc., 6.13% (a)	229,501	5,994,566

		15,575,930

COMMERCIAL BANKS — 27.6%
Barclays Bank PLC Series 2, 6.63% (a)	80,642	2,016,050
Barclays Bank PLC Series 3, 7.10% (a)	146,606	3,673,946
Barclays Bank PLC Series 4, 7.75%	122,548	3,085,759
Barclays Bank PLC Series 5, 8.13%	282,549	7,185,221
BB&T Corp., 5.85% (a)	99,256	2,578,671
BB&T Corp., 5.63% (a)	199,144	5,074,189
BB&T Corp., 5.20% (a)	77,250	1,898,033
HSBC Holdings PLC, 8.13% (a)	145,104	3,681,288
HSBC Holdings PLC, 8.00% (a)	250,634	6,907,473
HSBC Holdings PLC, Series A, 6.20%	96,251	2,409,163
HSBC USA, Inc. Series F, 3.50% (a)	34,702	753,727
HSBC USA, Inc. Series G, 4.00% (a)	25,063	568,930
Lloyds Banking Group PLC, 7.75% (a)	149,333	4,094,711
M&T Capital Trust IV, 8.50% (a)	60,516	1,534,081
PNC Financial Services Group, Inc., 6.13% (a)	259,761	7,197,977
PNC Financial Services Group, Inc., 5.38%	82,995	2,070,725
UBS Preferred Funding Trust IV Series D, 0.91% (a)	51,001	758,385
US Bancorp Series B, 3.50% (a)	173,206	4,271,260
US Bancorp Series D, 7.88% (a)	86,855	2,223,488
US Bancorp Series F, 6.50% (a)	190,497	5,455,834
US Bancorp Series G, 6.00% (a)	187,902	5,212,402
Wells Fargo & Co., 5.20% (a)	73,375	1,847,583
Wells Fargo & Co., 5.13% (a)	63,887	1,590,786
Wells Fargo & Co. Series J, 8.00% (a)	211,354	6,203,240
Wells Fargo Capital IX, 5.63% (a)	48,914	1,226,763
Wells Fargo Capital VII, 5.85% (a)	48,914	1,251,709
Wells Fargo Capital XII, 7.88%	154,185	3,905,506

		88,676,900

CONSUMER FINANCE — 0.5%
HSBC Finance Corp., 6.36%	37,948	950,977
HSBC USA, Inc. Series H, 6.50% (a)	25,063	629,833

		1,580,810

DIVERSIFIED FINANCIAL SERVICES — 22.6%
Credit Suisse Guernsey, 7.90%	264,082	6,697,120
Deutsche Bank Capital Funding Trust IX, 6.63% (a)	103,901	2,604,798
Deutsche Bank Capital Funding Trust VIII, 6.38% (a)	54,209	1,357,935
Deutsche Bank Capital Funding Trust X, 7.35% (a)	72,731	1,823,366
Deutsche Bank Contingent Capital Trust II, 6.55% (a)	72,279	1,855,402
Deutsche Bank Contingent Capital Trust III, 7.60% (a)	178,439	4,807,147
Deutsche Bank Contingent Capital Trust V, 8.05% (a)	125,133	3,417,382
General Electric Capital Corp., 6.50% (a)	43,155	1,186,762
General Electric Capital Corp., 6.05% (a)	103,571	2,718,739
General Electric Capital Corp., 6.00% (a)	172,619	4,505,356
General Electric Capital Corp., 5.88%	129,464	3,366,064
General Electric Capital Corp., 4.88%	142,411	3,630,056
ING Groep NV, 8.50% (a)	166,691	4,265,623
ING Groep NV, 7.38% (a)	125,018	3,124,200
ING Groep NV, 7.20% (a)	91,680	2,299,334
ING Groep NV, 7.05%	66,676	1,667,567
ING Groep NV, 6.38% (a)	88,093	2,130,970
ING Groep NV, 6.20% (a)	42,008	1,025,835
ING Groep NV, 6.13% (a)	58,860	1,407,343
JP Morgan Chase & Co., 8.63% (a)	119,571	3,105,259
JP Morgan Chase & Co., 5.50% (a)	84,422	2,122,369
JP Morgan Chase Capital X, 7.00%	66,428	1,695,243
JP Morgan Chase Capital XI Series K, 5.88% (a)	71,410	1,797,390
JP Morgan Chase Capital XII, 6.25%	27,377	696,471
JP Morgan Chase Capital XIV, 6.20% (a)	40,119	1,020,627
JP Morgan Chase Capital XIX Series S, 6.63%	37,598	950,477
JP Morgan Chase Capital XVI, 6.35% (a)	33,397	844,276
JP Morgan Chase Capital XXIV Series X, 6.88%	46,836	1,193,850
JP Morgan Chase Capital XXIX, 6.70% (a)	99,642	2,545,853
KKR Financial Holdings LLC, 8.38%	44,739	1,245,086
Raymond James Financial, Inc., 6.90% (a)	60,516	1,650,271

		72,758,171

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.5%
Qwest Corp., 7.50% (a)	99,256	2,676,934
Qwest Corp., 7.38% (a)	114,144	3,060,201
Qwest Corp., 7.00% (a)	91,164	2,406,730
Qwest Corp., 7.00% (a)	69,162	1,797,520
Telephone & Data Systems, 7.00%	51,873	1,373,597

		11,314,982

ELECTRIC UTILITIES — 5.6%
BGE Capital Trust II, 6.20%	42,681	1,088,792
Constellation Energy Group, Inc. Series A, 8.63% (a)	77,808	1,986,438
FPC Capital I Series A, 7.10% (a)	51,873	1,325,874
FPL Group Capital Trust I, 5.88% (a)	51,873	1,324,837
NextEra Energy Capital Holdings, Inc., 8.75%	64,839	1,731,850
NextEra Energy Capital Holdings, Inc., 6.60%	60,516	1,514,110

See accompanying notes to financial statements.

224

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

NextEra Energy Capital Holdings, Inc., 5.70%	69,162	$1,803,053
NextEra Energy Capital Holdings, Inc., 5.63%	60,516	1,574,626
NextEra Energy Capital Holdings, Inc., 5.13% (a)	85,831	2,153,500
SCE Trust I, 5.63%	81,331	2,098,340
Tennessee Valley Authority Series A, 4.15% (a)	46,701	1,236,176

		17,837,596

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.5%
Tennessee Valley Authority Series D, 4.06%	57,110	1,519,697

INSURANCE — 18.8%
Aegon NV, 8.00% (a)	85,492	2,392,066
Aegon NV, 7.25% (a)	170,200	4,266,914
Aegon NV, 6.88%	89,502	2,237,550
Aegon NV, 6.50% (a)	81,048	2,015,664
Aegon NV, 6.38% (a)	162,096	4,078,335
Aegon NV Series 1, 4.00% (a)	40,511	943,096
Aflac, Inc., 5.50% (a)	86,859	2,210,562
American International Group, Inc., 7.70% (a)	190,497	4,838,624
American International Group, Inc. Series A-4, 6.45% (a)	129,882	3,236,659
Arch Capital Group, Ltd., 6.75% (a)	56,197	1,507,765
Aviva PLC, 8.25% (a)	69,162	1,922,704
Axis Capital Holdings Series C, 6.88%	69,162	1,846,625
Everest RE Capital Trust II Series B, 6.20% (a)	55,330	1,390,443
MetLife, Inc. Series A, 4.00% (a)	103,571	2,603,775
MetLife, Inc. Series B, 6.50% (a)	259,761	6,548,575
PartnerRe, Ltd. Series C, 6.75%	50,142	1,264,080
PartnerRe, Ltd. Series E, 7.25%	64,623	1,746,760
Principal Financial Group, Inc. Series B, 6.52%	42,681	1,098,609
Protective Life Corp., 6.25%	49,709	1,295,914
Prudential Financial, Inc., 9.00% (a)	159,378	4,115,140
Prudential Financial, Inc., 5.75%	99,256	2,531,028
Prudential PLC, 6.75%	42,581	1,068,783
Prudential PLC, 6.50% (a)	51,873	1,312,387
Reinsurance Group of America, Inc., 6.20%	69,162	1,874,982
RenaissanceRe Holdings, Ltd. Series C, 6.08% (a)	42,581	1,068,357
W.R. Berkley Capital Trust II, 6.75% (a)	42,581	1,073,041

		60,488,438

MACHINERY — 1.1%
Stanley Black & Decker, Inc., 5.75% (a)	129,882	3,370,438

MEDIA — 0.4%
Comcast Corp., 5.00%	49,628	1,299,757

MULTI-UTILITIES — 2.0%
Dominion Resources, Inc. Series A, 8.38% (a)	118,643	3,195,056
DTE Energy Co., 6.50%	48,413	1,321,191
Xcel Energy, Inc., 7.60% (a)	69,162	1,749,798

		6,266,045

REAL ESTATE INVESTMENT TRUSTS — 11.0%
Digital Realty Trust, Inc. Series E, 7.00% (a)	49,709	1,325,739
Harris Preferred Capital Corp. Series A, 7.38% (a)	42,581	1,078,577
Health Care REIT, Inc. Series J, 6.50% (a)	49,709	1,337,172
Hospitality Properties Trust Series J, 7.13% (a)	50,142	1,333,777
Kimco Realty Corp. Series I, 6.00% (a)	69,162	1,771,239
National Retail Properties, Inc. Series D, 6.63% (a)	49,709	1,319,774
PS Business Parks, Inc., 6.00% (a)	60,516	1,560,708
Public Storage, 5.90% (a)	79,536	2,079,866
Public Storage, 5.63% (a)	49,709	1,291,440
Public Storage, 5.38% (a)	85,991	2,218,568
Public Storage Series Q, 6.50% (a)	64,839	1,759,730
Public Storage Series R, 6.35% (a)	84,678	2,267,677
Public Storage Series T, 5.75% (a)	79,171	2,056,071
Realty Income Corp. Series F, 6.63%	70,676	1,874,327
Regency Centers Corp. Series 6, 6.63% (a)	42,681	1,134,034
Senior Housing Properties Trust, 5.63% (a)	60,516	1,489,299
Vornado Realty LP, 7.88%	79,921	2,164,261
Vornado Realty Trust, 5.70% (a)	51,873	1,324,318
Vornado Realty Trust Series I, 6.63% (a)	46,085	1,154,890
Wachovia Preferred Funding Corp. Series A, 7.25% (a)	129,882	3,430,184
Weingarten Realty Investors Series F, 6.50% (a)	60,516	1,510,479

		35,482,130

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
US Cellular Corp., 6.95%	59,135	1,627,985

TOTAL PREFERRED STOCKS —
(Cost $317,022,101)		320,448,941

SHORT TERM INVESTMENTS — 8.7%
MONEY MARKET FUNDS — 8.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	21,709,108	21,709,108
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	6,279,113	6,279,113

TOTAL SHORT TERM INVESTMENTS —
(Cost $27,988,221)		27,988,221

TOTAL INVESTMENTS — 108.4% (f)
(Cost $345,010,322)		348,437,162
OTHER ASSETS & LIABILITIES — (8.4)%		(26,984,093)

NET ASSETS — 100.0%		$321,453,069

See accompanying notes to financial statements.

225

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Affiliated issuer. (Note 3)
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

226

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227

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2012 (Unaudited)

										SPDR S&P
				SPDR S&P			SPDR S&P	SPDR S&P		600
	SPDR Dow Jones Total Market	SPDR Dow Jones	SPDR S&P 500 Growth	500		SPDR S&P 400 Mid Cap Growth	400 Mid Cap	600	SPDR S&P 600 Small Cap Growth	Small Cap
	ETF	Large Cap ETF	ETF	Value ETF	SPDR Dow Jones Mid Cap ETF	ETF	Value ETF	Small Cap ETF	ETF	Value ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$428,978,611	$43,234,208	$215,560,786	$114,204,218	$76,006,417	$67,936,177	$23,794,361	$228,697,846	$163,598,338	$131,491,693
Investments in securities of affiliated issuers, at value (Note 3)	15,601,039	3,244,972	3,791,535	3,964,693	7,372,940	4,794,355	4,445,259	19,182,503	12,949,492	10,150,406

Total Investments	444,579,650	46,479,180	219,352,321	118,168,911	83,379,357	72,730,532	28,239,620	247,880,349	176,547,830	141,642,099
Cash	10,208	797	—	315	2,530	—	2,791	—	95,200	—
Receivable for investments sold	527	—	—	36,232	639	753	73,432	16,323	—	19,076
Receivable for foreign taxes recoverable	—	—	207	—	—	—	—	—	—	—
Dividends receivable — unaffiliated issuers	463,543	48,482	225,386	134,781	67,218	20,605	22,544	160,544	67,931	137,377
Dividends receivable — affiliated issuers	10,749	1,064	780	3,138	4,751	2,685	1,045	23,299	24,503	7,022

TOTAL ASSETS	445,064,677	46,529,523	219,578,694	118,343,377	83,454,495	72,754,575	28,339,432	248,080,515	176,735,464	141,805,574

LIABILITIES
Payable upon return of securities loaned	11,065,191	2,798,680	1,894,941	2,176,281	6,215,327	4,347,524	4,003,347	16,748,675	10,942,712	8,487,941
Payable for investments purchased	—	23,469	—	—	—	25,872	131,057	278,878	228,042	138,474
Due to custodian	—	—	—	—	—	—	—	130,519	—	177,043
Distributions payable	2,792,857	292,964	1,289,317	1,001,361	1,077,315	274,806	203,197	1,681,274	1,114,649	1,136,950
Accrued advisory fee (Note 3)	73,225	7,379	37,185	19,546	16,163	14,304	5,055	37,362	34,350	28,569
Accrued trustees’ fees and expenses (Note 3)	782	75	403	176	128	109	40	324	255	227

TOTAL LIABILITIES	13,932,055	3,122,567	3,221,846	3,197,364	7,308,933	4,662,615	4,342,696	18,877,032	12,320,008	9,969,204

NET ASSETS	$431,132,622	$43,406,956	$216,356,848	$115,146,013	$76,145,562	$68,091,960	$23,996,736	$229,203,483	$164,415,456	$131,836,370

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$414,795,555	$39,314,218	$220,403,357	$130,399,769	$66,144,300	$67,165,283	$23,237,278	$217,409,249	$171,353,913	$132,867,749
Undistributed (distribution in excess of) net investment income	11,605	(4,764)	4,644	(104,908)	(58,707)	(16,605)	(19,582)	(76,652)	(26,548)	(102,153)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(12,419,301)	(1,192,884)	(47,394,292)	(17,210,817)	(76,808)	(7,560,363)	40,760	(319,305)	(26,253,532)	1,442,584
Net unrealized appreciation (depreciation) on:
Investments	28,744,763	5,290,386	43,343,139	2,061,969	10,136,777	8,503,645	738,280	12,190,191	19,341,623	(2,371,810)

NET ASSETS	$431,132,622	$43,406,956	$216,356,848	$115,146,013	$76,145,562	$68,091,960	$23,996,736	$229,203,483	$164,415,456	$131,836,370

NET ASSET VALUE PER SHARE
Net asset value per share	$106.45	$66.78	$65.56	$71.93	$66.21	$85.11	$59.99	$75.15	$126.46	$77.49

Shares outstanding (unlimited amount authorized, $0.01 par value)	4,050,138	650,000	3,300,130	1,600,870	1,150,000	800,000	400,000	3,050,023	1,300,107	1,701,340

COST OF INVESTMENTS:
Unaffiliated issuers	$400,212,780	$37,946,242	$172,217,647	$112,155,751	$65,869,640	$59,432,532	$23,056,081	$216,507,655	$144,256,715	$133,863,503
Affiliated issuers	15,622,107	3,242,552	3,791,535	3,951,191	7,372,940	4,794,355	4,445,259	19,182,503	12,949,492	10,150,406

Total cost of investments	$415,834,887	$41,188,794	$176,009,182	$116,106,942	$73,242,580	$64,226,887	$27,501,340	$235,690,158	$157,206,207	$144,013,909

* Includes investments in securities on loan, at value	$10,968,827	$2,903,911	$1,887,645	$2,191,300	$6,264,340	$4,318,896	$3,961,823	$16,529,288	$10,610,610	$8,449,624

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
December 31, 2012 (Unaudited)

								SPDR Morgan
				SPDR S&P Capital		SPDR S&P Mortgage	SPDR S&P Regional	Stanley
		SPDR Dow Jones	SPDR S&P	Markets	SPDR S&P Insurance	Finance	Banking	Technology	SPDR S&P Dividend	SPDR S&P Aerospace & Defense
	SPDR Global Dow ETF	REIT ETF	Bank ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$88,847,145	$1,886,029,293	$1,676,101,016	$19,751,445	$142,965,049	$4,254,037	$1,159,595,840	$163,538,192	$8,982,881,036	$12,731,991
Investments in securities of affiliated issuers, at value (Note 3)	2,815,492	83,464,543	125,186,980	4,243,390	5,460,558	1,110,924	74,167,291	8,004,595	857,125,332	2,418,515

Total Investments	91,662,637	1,969,493,836	1,801,287,996	23,994,835	148,425,607	5,364,961	1,233,763,131	171,542,787	9,840,006,368	15,150,506
Cash	—	—	—	4,856	44,076	1,683	—	—	—	7,464
Foreign currency, at value	59,314	—	—	—	—	—	—	—	—	—
Receivable for foreign taxes recoverable	126,874	—	—	—	—	—	—	4,152	—	—
Dividends receivable — unaffiliated issuers	169,816	6,154,318	1,614,862	49,922	99,552	2,785	1,489,521	57,312	13,401,053	8,241
Dividends receivable — affiliated issuers	3,796	11,352	20,622	4,715	822	203	20,672	9,034	301,425	680

TOTAL ASSETS	92,022,437	1,975,659,506	1,802,923,480	24,054,328	148,570,057	5,369,632	1,235,273,324	171,613,285	9,853,708,846	15,166,891

LIABILITIES
Payable upon return of securities loaned	2,212,771	63,370,606	104,231,373	3,200,856	3,471,890	1,027,148	64,355,505	7,182,252	346,003,039	2,160,603
Payable for investments purchased	—	3,078,364	—	2,371	497,942	—	—	—	—	10,816
Payable for fund shares repurchased	—	—	396	—	2,415	—	11,065	—	487	—
Distributions payable	516,617	16,636,885	14,573,775	397,094	1,452,487	51,275	9,599,842	539,096	94,238,365	226,050
Accrued advisory fee (Note 3)	37,675	398,767	489,862	6,027	41,494	1,278	342,742	69,991	2,813,534	4,471
Deferred foreign taxes payable	5,150	—	—	—	—	—	—	—	—	—
Accrued trustees’ fees and expenses (Note 3)	161	3,781	2,233	47	159	7	2,030	310	16,538	27

TOTAL LIABILITIES	2,772,374	83,488,403	119,297,639	3,606,395	5,466,387	1,079,708	74,311,184	7,791,649	443,071,963	2,401,967

NET ASSETS	$89,250,063	$1,892,171,103	$1,683,625,841	$20,447,933	$143,103,670	$4,289,924	$1,160,962,140	$163,821,636	$9,410,636,883	$12,764,924

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$131,072,864	$2,045,882,578	$2,537,283,045	$110,796,966	$187,238,504	$4,377,358	$1,602,882,909	$211,737,504	$8,487,242,705	$11,282,981
Undistributed (distribution in excess of) net investment income	77,395	316,983	(900,919)	(1,601)	(157,455)	93	(167,109)	38,272	(7,646,129)	(970)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(33,649,728)	(332,490,936)	(826,464,162)	(86,904,881)	(43,906,770)	(969,166)	(393,274,734)	(43,255,937)	(33,087,933)	21,328
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $5,150, $0, $0, $0, $0, $0, $0, $0, $0, $0, respectively)	(8,255,247)	178,462,478	(26,292,123)	(3,442,551)	(70,609)	881,639	(48,478,926)	(4,698,203)	964,128,240	1,461,585
Foreign currency	4,779	—	—	—	—	—	—	—	—	—

NET ASSETS	$89,250,063	$1,892,171,103	$1,683,625,841	$20,447,933	$143,103,670	$4,289,924	$1,160,962,140	$163,821,636	$9,410,636,883	$12,764,924

NET ASSET VALUE PER SHARE
Net asset value per share	$55.76	$72.97	$23.81	$34.08	$44.03	$42.90	$27.97	$68.26	$58.12	$63.82

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,600,583	25,931,892	70,702,118	600,000	3,250,000	100,000	41,502,585	2,400,108	161,903,658	200,000

COST OF INVESTMENTS:
Unaffiliated issuers	$97,097,242	$1,707,566,815	$1,702,393,139	$22,963,111	$143,035,658	$3,372,398	$1,208,074,766	$168,236,395	$7,926,979,595	$11,270,406
Affiliated issuers	2,815,492	83,464,543	125,186,980	4,474,275	5,460,558	1,110,924	74,167,291	8,004,595	948,898,533	2,418,515

Total cost of investments	$99,912,734	$1,791,031,358	$1,827,580,119	$27,437,386	$148,496,216	$4,483,322	$1,282,242,057	$176,240,990	$8,875,878,128	$13,688,921

Foreign currency, at cost	$59,150	$—	$—	$—	$—	$—	$—	$—	$—	$—

* Includes investments in securities on loan, at value	$2,343,152	$62,405,151	$102,347,695	$3,163,080	$3,429,939	$1,019,096	$63,269,943	$7,285,778	$343,763,123	$2,144,544

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
December 31, 2012 (Unaudited)

		SPDR S&P Health	SPDR S&P Health
	SPDR S&P Biotech	Care Equipment	Care Services	SPDR S&P Homebuilders	SPDR S&P Metals & Mining	SPDR S&P Oil & Gas Equipment & Services	SPDR S&P Oil & Gas Exploration & Production	SPDR S&P Pharmaceuticals	SPDR S&P Retail	SPDR S&P Semiconductor
	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$628,603,802	$19,612,207	$13,212,163	$1,888,970,257	$979,054,081	$276,128,447	$709,194,951	$307,281,289	$584,171,296	$33,802,906
Investments in securities of affiliated issuers, at value (Note 3)	105,620,984	391,182	3,150,585	493,386,070	125,135,225	26,851,751	54,619,806	18,054,605	41,676,359	5,294,368

Total Investments	734,224,786	20,003,389	16,362,748	2,382,356,327	1,104,189,306	302,980,198	763,814,757	325,335,894	625,847,655	39,097,274
Cash	—	—	—	—	182,467	—	—	—	47,766	—
Receivable for investments sold	—	—	—	—	—	—	—	—	—	8,661
Receivable for fund shares sold	151	—	—	—	—	—	—	—	—	—
Dividends receivable — unaffiliated issuers	—	11,567	5,019	101,608	579,896	26,519	12,984	143,966	463,453	—
Dividends receivable — affiliated issuers	345,333	18	516	75,802	194,638	48,339	161,000	29,769	82,275	4,897

TOTAL ASSETS	734,570,270	20,014,974	16,368,283	2,382,533,737	1,105,146,307	303,055,056	763,988,741	325,509,629	626,441,149	39,110,832

LIABILITIES
Payable upon return of securities loaned	103,798,412	—	2,588,064	166,166,781	84,515,039	25,057,867	47,691,332	16,404,186	34,189,684	5,121,367
Payable for investments purchased	—	—	—	—	—	—	—	—	—	17,699
Payable for fund shares repurchased	—	—	—	5,906	4,527	—	2,476	—	926	—
Distributions payable	1,366,189	356,008	506,104	6,708,605	4,719,130	844,654	5,022,805	1,351,075	5,811,347	109,982
Accrued advisory fee (Note 3)	188,775	5,901	3,860	647,967	296,847	80,588	230,590	96,444	185,485	10,172
Accrued trustees’ fees and expenses (Note 3)	1,251	38	17	2,038	990	510	1,327	895	1,310	71

TOTAL LIABILITIES	105,354,627	361,947	3,098,045	173,531,297	89,536,533	25,983,619	52,948,530	17,852,600	40,188,752	5,259,291

NET ASSETS	$629,215,643	$19,653,027	$13,270,238	$2,209,002,440	$1,015,609,774	$277,071,437	$711,040,211	$307,657,029	$586,252,397	$33,851,541

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$863,434,191	$19,801,723	$12,562,276	$2,287,595,567	$1,849,867,894	$403,204,650	$1,181,308,933	$314,725,501	$762,133,629	$76,528,714
Undistributed (distribution in excess of) net investment income	29,067	(311)	(12,432)	(581,234)	(679,443)	15,662	(684,490)	(22,647)	189,105	(2,820)
Accumulated net realized gain (loss) on investments	(210,079,765)	(132,357)	(9,115)	(260,425,060)	(591,106,984)	(94,136,193)	(295,180,466)	1,223,036	(98,778,961)	(39,234,531)
Net unrealized appreciation (depreciation) on:
Investments	(24,167,850)	(16,028)	729,509	182,413,167	(242,471,693)	(32,012,682)	(174,403,766)	(8,268,861)	(77,291,376)	(3,439,822)

NET ASSETS	$629,215,643	$19,653,027	$13,270,238	$2,209,002,440	$1,015,609,774	$277,071,437	$711,040,211	$307,657,029	$586,252,397	$33,851,541

NET ASSET VALUE PER SHARE
Net asset value per share	$88.00	$56.15	$66.35	$26.60	$45.14	$34.63	$54.07	$55.94	$62.37	$45.14

Shares outstanding (unlimited amount authorized, $0.01 par value)	7,150,000	350,000	200,000	83,050,016	22,500,230	8,000,000	13,150,000	5,500,135	9,400,113	750,000

COST OF INVESTMENTS:
Unaffiliated issuers	$652,771,652	$19,628,235	$12,482,654	$1,718,104,029	$1,195,775,372	$308,141,129	$883,598,717	$315,550,150	$661,462,672	$37,242,728
Affiliated issuers	105,620,984	391,182	3,150,585	481,839,131	150,885,627	26,851,751	54,619,806	18,054,605	41,676,359	5,294,368

Total cost of investments	$758,392,636	$20,019,417	$15,633,239	$2,199,943,160	$1,346,660,999	$334,992,880	$938,218,523	$333,604,755	$703,139,031	$42,537,096

* Includes investments in securities on loan, at value	$102,023,582	$—	$2,560,719	$168,185,147	$92,360,734	$25,206,912	$50,632,519	$16,164,558	$35,328,421	$5,095,157

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
December 31, 2012 (Unaudited)

					SPDR S&P
					1500
	SPDR S&P Software & Services	SPDR S&P Telecom	SPDR S&P Transportation	SPDR S&P 1500 Momentum	Value	SPDR Wells Fargo Preferred
	ETF	ETF	ETF	Tilt ETF	Tilt ETF	Stock ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$12,472,431	$4,533,082	$13,428,824	$6,007,829	$6,077,579	$318,241,752
Investments in securities of affiliated issuers, at value (Note 3)	3,830,979	121,249	95,189	48,794	54,834	30,195,410

Total Investments	16,303,410	4,654,331	13,524,013	6,056,623	6,132,413	348,437,162
Cash	84,768	—	—	—	215	73,640
Receivable for investments sold	—	—	—	—	3	8,153,579
Dividends receivable — unaffiliated issuers	2,625	3,666	2,881	7,202	6,151	897,648
Dividends receivable — affiliated issuers	1,792	5	6	25	47	26,157

TOTAL ASSETS	16,392,595	4,658,002	13,526,900	6,063,850	6,138,829	357,588,186

LIABILITIES
Payable upon return of securities loaned	3,345,124	—	—	—	—	21,709,108
Payable for investments purchased	165,237	—	—	—	—	8,185,445
Due to custodian	—	—	—	23	—	—
Payable for fund shares repurchased	—	—	—	—	—	3,793
Distributions payable	375,946	111,858	72,753	31,158	33,745	6,113,357
Accrued advisory fee (Note 3)	4,302	1,348	3,919	1,795	1,810	122,898
Accrued trustees’ fees and expenses (Note 3)	35	7	22	30	30	516

TOTAL LIABILITIES	3,890,644	113,213	76,694	33,006	35,585	36,135,117

NET ASSETS	$12,501,951	$4,544,789	$13,450,206	$6,030,844	$6,103,244	$321,453,069

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$12,125,757	$6,500,040	$13,396,390	$6,000,000	$6,000,000	$323,944,858
Undistributed (distribution in excess of) net investment income	(599)	(45,902)	(435)	(1,530)	(1,927)	(1,086,902)
Accumulated net realized gain (loss) on investments	163,784	(1,195,753)	(747,284)	1,459	1,629	(4,831,727)
Net unrealized appreciation (depreciation) on:
Investments	213,009	(713,596)	801,535	30,915	103,542	3,426,840

NET ASSETS	$12,501,951	$4,544,789	$13,450,206	$6,030,844	$6,103,244	$321,453,069

NET ASSET VALUE PER SHARE
Net asset value per share	$62.51	$45.45	$53.80	$60.31	$61.03	$44.96

Shares outstanding (unlimited amount authorized, $0.01 par value)	200,000	100,000	250,000	100,000	100,000	7,150,000

COST OF INVESTMENTS:
Unaffiliated issuers	$12,259,422	$5,246,678	$12,627,289	$5,977,167	$5,974,522	$314,835,286
Affiliated issuers	3,830,979	121,249	95,189	48,541	54,349	30,175,036

Total cost of investments	$16,090,401	$5,367,927	$12,722,478	$6,025,708	$6,028,871	$345,010,322

* Includes investments in securities on loan, at value	$3,309,201	$—	$—	$—	$—	$21,223,060

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2012 (Unaudited)

										SPDR S&P
				SPDR S&P			SPDR S&P	SPDR S&P		600
	SPDR Dow Jones Total Market	SPDR Dow Jones	SPDR S&P 500 Growth	500		SPDR S&P 400 Mid Cap Growth	400 Mid Cap	600	SPDR S&P 600 Small Cap Growth	Small Cap
	ETF	Large Cap ETF	ETF	Value ETF	SPDR Dow Jones Mid Cap ETF	ETF	Value ETF	Small Cap ETF	ETF	Value ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$5,282,860	$540,336	$2,570,334	$1,475,223	$862,478	$458,266	$300,195	$2,275,599	$1,543,247	$1,634,844
Dividend income on securities of affiliated issuers (Note 3)	8,574	810	473	4,374	196	140	69	470	294	228
Affiliated securities lending — net (Note 3 and Note 8)	51,365	6,696	9,203	10,587	29,533	20,146	9,629	108,274	119,232	41,477
Foreign taxes withheld	(46)	(517)	(3,043)	(1,276)	—	—	—	—	—	—

TOTAL INVESTMENT INCOME	5,342,753	547,325	2,576,967	1,488,908	892,207	478,552	309,893	2,384,343	1,662,773	1,676,549

EXPENSES
Advisory fee (Note 3)	432,750	43,280	228,706	104,916	92,942	78,894	29,022	203,978	202,074	167,332
Trustees’ fees and expenses (Note 3)	4,225	501	2,695	1,423	871	760	293	1,899	1,884	1,564
Miscellaneous expenses	59	—	76	—	59	—	—	—	—	—

TOTAL EXPENSES	437,034	43,781	231,477	106,339	93,872	79,654	29,315	205,877	203,958	168,896

NET INVESTMENT INCOME	4,905,719	503,544	2,345,490	1,382,569	798,335	398,898	280,578	2,178,466	1,458,815	1,507,653

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	6,365,490	(91,065)	7,827,112	(3,052,753)	362,942	(593,464)	1,646,088	421,062	(2,284,998)	9,259,236
Investments in securities of affiliated issuers	52	(3,189)	—	397	—	—	—	—	—	—
Foreign currency transactions	—	751	—	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	14,323,030	2,084,903	(1,333,859)	9,761,370	5,503,496	5,482,101	163,021	12,365,927	8,635,898	2,186,010

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	20,688,572	1,991,400	6,493,253	6,709,014	5,866,438	4,888,637	1,809,109	12,786,989	6,350,900	11,445,246

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,594,291	$2,494,944	$8,838,743	$8,091,583	$6,664,773	$5,287,535	$2,089,687	$14,965,455	$7,809,715	$12,952,899

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended December 31, 2012 (Unaudited)

								SPDR Morgan
				SPDR S&P Capital		SPDR S&P Mortgage	SPDR S&P Regional	Stanley
		SPDR Dow Jones	SPDR S&P	Markets	SPDR S&P Insurance	Finance	Banking	Technology	SPDR S&P Dividend	SPDR S&P Aerospace & Defense
	SPDR Global Dow ETF	REIT ETF	Bank ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$1,163,881	$35,532,928	$21,913,503	$488,545	$1,739,928	$75,308	$16,565,415	$1,153,889	$159,644,547	$207,922
Dividend income on securities of affiliated issuers (Note 3)	78	2,431	3,787	5,971	205	14	2,670	280	18,517,191	47
Affiliated securities lending — net (Note 3 and Note 8)	20,750	107,614	112,050	13,711	8,043	1,252	154,924	39,041	1,948,290	7,170
Foreign taxes withheld	(48,085)	—	—	—	—	—	(9,513)	(9,257)	—	—

TOTAL INVESTMENT INCOME	1,136,624	35,642,973	22,029,340	508,227	1,748,176	76,574	16,713,496	1,183,953	180,110,028	215,139

EXPENSES
Advisory fee (Note 3)	227,844	2,468,536	2,741,436	36,204	199,975	7,244	2,127,228	420,202	16,442,329	26,592
Trustees’ fees and expenses (Note 3)	1,148	23,143	17,348	332	1,321	45	13,091	2,112	108,205	138

TOTAL EXPENSES	228,992	2,491,679	2,758,784	36,536	201,296	7,289	2,140,319	422,314	16,550,534	26,730

NET INVESTMENT INCOME	907,632	33,151,294	19,270,556	471,691	1,546,880	69,285	14,573,177	761,639	163,559,494	188,409

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(3,753,809)	32,614,621	38,654,214	(2,605,882)	2,677,233	99,336	34,727,203	11,614,666	146,547,500	733,097
Investments in securities of affiliated issuers	—	—	—	(138,482)	—	—	—	—	(59,460,872)	—
Foreign currency transactions	(2,885)	—	—	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $5,150, $0, $0, $0, $0, $0, $0, $0, $0, $0, respectively)	11,066,129	(33,346,372)	69,313,401	4,069,701	6,332,489	326,893	(19,296,462)	(862,953)	317,980,264	585,719
Foreign currency transactions	6,507	—	—	—	—	—	—	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	7,315,942	(731,751)	107,967,615	1,325,337	9,009,722	426,229	15,430,741	10,751,713	405,066,892	1,318,816

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,223,574	$32,419,543	$127,238,171	$1,797,028	$10,556,602	$495,514	$30,003,918	$11,513,352	$568,626,386	$1,507,225

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended December 31, 2012 (Unaudited)

		SPDR S&P Health	SPDR S&P Health
	SPDR S&P Biotech	Care Equipment	Care Services	SPDR S&P Homebuilders	SPDR S&P Metals & Mining	SPDR S&P Oil & Gas Equipment & Services	SPDR S&P Oil & Gas Exploration & Production	SPDR S&P Pharmaceuticals	SPDR S&P Retail	SPDR S&P Semiconductor
	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$1,033,605	$91,019	$107,909	$10,270,762	$7,700,458	$1,373,501	$6,875,525	$6,274,984	$8,669,100	$194,940
Dividend income on securities of affiliated issuers (Note 3)	878	76	47	972,024	1,763	468	1,798	1,010	1,570	37
Affiliated securities lending — net (Note 3 and Note 8)	1,530,001	—	2,998	497,393	668,495	455,892	1,214,982	213,313	960,703	28,691
Foreign taxes withheld	—	(6)	—	—	—	(4,858)	—	—	—	—

TOTAL INVESTMENT INCOME	2,564,484	91,089	110,954	11,740,179	8,370,716	1,825,003	8,092,305	6,489,307	9,631,373	223,668

EXPENSES
Advisory fee (Note 3)	1,159,676	34,942	17,683	3,176,638	1,582,029	506,536	1,504,583	725,453	1,260,464	61,857
Trustees’ fees and expenses (Note 3)	7,484	253	96	16,074	8,975	3,728	10,478	4,970	8,939	517
Miscellaneous expenses	2,068	—	—	—	—	—	—	—	17,176	—

TOTAL EXPENSES	1,169,228	35,195	17,779	3,192,712	1,591,004	510,264	1,515,061	730,423	1,286,579	62,374

NET INVESTMENT INCOME	1,395,256	55,894	93,175	8,547,467	6,779,712	1,314,739	6,577,244	5,758,884	8,344,794	161,294

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	60,034,079	664,695	915,846	143,654,761	(44,590,492)	4,064,437	42,162,182	52,257,485	41,525,989	(3,176,792)
Investments in securities of affiliated issuers	—	—	—	21,805,910	99,860	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(72,186,838)	(1,067,138)	179,407	180,692,217	96,501,594	29,213,121	22,329,893	(76,467,030)	4,229,057	3,661,465

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(12,152,759)	(402,443)	1,095,253	346,152,888	52,010,962	33,277,558	64,492,075	(24,209,545)	45,755,046	484,673

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(10,757,503)	$(346,549)	$1,188,428	$354,700,355	$58,790,674	$34,592,297	$71,069,319	$(18,450,661)	$54,099,840	$645,967

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended December 31, 2012 (Unaudited)

					SPDR S&P
					1500
					Value
	SPDR S&P Software & Services	SPDR S&P Telecom	SPDR S&P Transportation	SPDR S&P 1500 Momentum	Tilt	SPDR Wells Fargo Preferred
	ETF	ETF	ETF	Tilt ETF (1)	ETF (1)	Stock ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$169,473	$84,213	$104,973	$33,665	$35,720	$9,946,047
Dividend income on securities of affiliated issuers (Note 3)	57	14	26	27	49	35,804
Affiliated securities lending — net (Note 3 and Note 8)	10,632	—	—	—	—	168,486
Foreign taxes withheld	—	—	—	(132)	—	—

TOTAL INVESTMENT INCOME	180,162	84,227	104,999	33,560	35,769	10,150,337

EXPENSES
Advisory fee (Note 3)	29,031	7,661	21,796	3,902	3,920	673,696
Trustees’ fees and expenses (Note 3)	176	62	149	30	31	2,940
Miscellaneous expenses	—	—	—	—	—	1,331

TOTAL EXPENSES	29,207	7,723	21,945	3,932	3,951	677,967

NET INVESTMENT INCOME	150,955	76,504	83,054	29,628	31,818	9,472,370

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	1,424,526	(82,705)	391,144	1,459	1,629	1,218,567
Investments in securities of affiliated issuers	—	—	—	—	—	(1,164)
Net change in unrealized appreciation (depreciation) on:
Investments	(640,770)	559,043	614,102	30,915	103,542	(2,092,482)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	783,756	476,338	1,005,246	32,374	105,171	(875,079)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$934,711	$552,842	$1,088,300	$62,002	$136,989	$8,597,291

(1)	For the period October 24, 2012 (commencement of operations) to December 31, 2012.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones Total Market ETF		SPDR Dow Jones Large Cap ETF		SPDR S&P 500 Growth ETF		SPDR S&P 500 Value ETF		SPDR Dow Jones Mid Cap ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	Year Ended
	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,905,719	$4,130,807	$503,544	$752,127	$2,345,490	$3,486,473	$1,382,569	$3,540,651	$798,335	$919,986
Net realized gain (loss) on investments and foreign currency transactions	6,365,542	9,123,087	(93,503)	5,348,946	7,827,112	(2,701,457)	(3,052,356)	16,647,674	362,942	3,631,649
Net change in unrealized appreciation (depreciation) on investments	14,323,030	(8,786,745)	2,084,903	(4,297,173)	(1,333,859)	16,076,175	9,761,370	(15,217,974)	5,503,496	(7,492,221)

Net increase (decrease) in net assets resulting from operations	25,594,291	4,467,149	2,494,944	1,803,900	8,838,743	16,861,191	8,091,583	4,970,351	6,664,773	(2,940,586)

Net equalization credits and charges (Note 2)	(46,004)	449,967	—	1,129	(41,784)	41,336	50,682	(132,046)	—	305

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,899,695)	(4,394,238)	(525,082)	(729,312)	(2,341,495)	(3,532,003)	(1,635,221)	(3,345,581)	(857,042)	(931,681)
Net realized gains	—	—	—	—	—	—	—	—	(555,408)	—

Total distributions to shareholders	(4,899,695)	(4,394,238)	(525,082)	(729,312)	(2,341,495)	(3,532,003)	(1,635,221)	(3,345,581)	(1,412,450)	(931,681)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	261,016,427	—	20,974,824	6,416,697	25,926,694	10,569,593	—	—	5,697,898
Cost of shares redeemed	(15,670,583)	(28,506,737)	—	(17,865,138)	(16,098,016)	(12,300,602)	—	(75,222,569)	—	(11,260,897)
Net income equalization (Note 2)	46,004	(449,967)	—	(1,129)	41,784	(41,336)	(50,682)	132,046	—	(305)

Net increase (decrease) in net assets from beneficial interest transactions	(15,624,579)	232,059,723	—	3,108,557	(9,639,535)	13,584,756	10,518,911	(75,090,523)	—	(5,563,304)

Net increase (decrease) in net assets during the period	5,024,013	232,582,601	1,969,862	4,184,274	(3,184,071)	26,955,280	17,025,955	(73,597,799)	5,252,323	(9,435,266)
Net assets at beginning of period	426,108,609	193,526,008	41,437,094	37,252,820	219,540,919	192,585,639	98,120,058	171,717,857	70,893,239	80,328,505

NET ASSETS END OF PERIOD (1)	$431,132,622	$426,108,609	$43,406,956	$41,437,094	$216,356,848	$219,540,919	$115,146,013	$98,120,058	$76,145,562	$70,893,239

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	2,550,000	—	350,000	100,000	450,000	150,000	—	—	100,000
Shares redeemed	(150,000)	(300,000)	—	(300,000)	(250,000)	(200,000)	—	(1,100,000)	—	(200,000)

Net increase (decrease)	(150,000)	2,250,000	—	50,000	(150,000)	250,000	150,000	(1,100,000)	—	(100,000)

(1) Including undistributed (distribution in excess of) net investment income	$11,605	$5,581	$(4,764)	$16,774	$4,644	$649	$(104,908)	$147,744	$(58,707)	$—

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P 400 Mid Cap Growth ETF		SPDR S&P 400 Mid Cap Value ETF		SPDR S&P 600 Small Cap ETF		SPDR S&P 600 Small Cap Growth ETF		SPDR S&P 600 Small Cap Value ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	Year Ended
	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$398,898	$411,665	$280,578	$448,760	$2,178,466	$1,311,322	$1,458,815	$1,311,179	$1,507,653	$1,911,676
Net realized gain (loss) on investments	(593,464)	(629,729)	1,646,088	824,768	421,062	1,627,774	(2,284,998)	(3,273,099)	9,259,236	2,042,553
Net change in unrealized appreciation (depreciation) on investments	5,482,101	(3,141,012)	163,021	(1,066,207)	12,365,927	(3,156,642)	8,635,898	(958,799)	2,186,010	(5,568,215)

Net increase (decrease) in net assets resulting from operations	5,287,535	(3,359,076)	2,089,687	207,321	14,965,455	(217,546)	7,809,715	(2,920,719)	12,952,899	(1,613,986)

Net equalization credits and charges (Note 2)	7,103	(12,015)	—	(15,419)	17,699	199,599	26,309	(26,184)	(44,447)	(62,686)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(415,503)	(452,506)	(307,477)	(441,443)	(2,255,118)	(1,491,547)	(1,485,333)	(1,421,931)	(1,611,847)	(1,915,201)

Total distributions to shareholders	(415,503)	(452,506)	(307,477)	(441,443)	(2,255,118)	(1,491,547)	(1,485,333)	(1,421,931)	(1,611,847)	(1,915,201)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	4,205,825	7,274,294	—	4,846,941	33,111,093	113,978,100	19,012,813	10,339,216	7,105,807	25,390,475
Cost of shares redeemed	(3,932,992)	(14,656,114)	—	(5,269,214)	—	(6,479,908)	(12,275,270)	(42,075,299)	(7,811,300)	(25,509,619)
Net income equalization (Note 2)	(7,103)	12,015	—	15,419	(17,699)	(199,599)	(26,309)	26,184	44,447	62,686

Net increase (decrease) in net assets from beneficial interest transactions	265,730	(7,369,805)	—	(406,854)	33,093,394	107,298,593	6,711,234	(31,709,899)	(661,046)	(56,458)

Net increase (decrease) in net assets during the period	5,144,865	(11,193,402)	1,782,210	(656,395)	45,821,430	105,789,099	13,061,925	(36,078,733)	10,635,559	(3,648,331)
Net assets at beginning of period	62,947,095	74,140,497	22,214,526	22,870,921	183,382,053	77,592,954	151,353,531	187,432,264	121,200,811	124,849,142

NET ASSETS END OF PERIOD (1)	$68,091,960	$62,947,095	$23,996,736	$22,214,526	$229,203,483	$183,382,053	$164,415,456	$151,353,531	$131,836,370	$121,200,811

SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	100,000	—	100,000	450,000	1,600,000	150,000	100,000	100,000	350,000
Shares redeemed	(50,000)	(200,000)	—	(100,000)	—	(100,000)	(100,000)	(400,000)	(100,000)	(400,000)

Net increase (decrease)	—	(100,000)	—	—	450,000	1,500,000	50,000	(300,000)	—	(50,000)

(1) Including undistributed (distribution in excess of) net investment income	$(16,605)	$—	$(19,582)	$7,317	$(76,652)	$—	$(26,548)	$(30)	$(102,153)	$2,041

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Global Dow ETF		SPDR Dow Jones REIT ETF		SPDR S&P Bank ETF		SPDR S&P Capital Markets ETF		SPDR S&P Insurance ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	Year Ended
	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$907,632	$2,531,741	$33,151,294	$41,426,732	$19,270,556	$25,373,194	$471,691	$817,644	$1,546,880	$2,336,093
Net realized gain (loss) on investments and foreign currency transactions	(3,756,694)	(3,335,452)	32,614,621	24,684,854	38,654,214	(309,216,318)	(2,744,364)	(23,649,554)	2,677,233	(24,332,654)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	11,072,636	(15,594,251)	(33,346,372)	133,961,050	69,313,401	140,087,935	4,069,701	13,837,420	6,332,489	13,606,264

Net increase (decrease) in net assets resulting from operations	8,223,574	(16,397,962)	32,419,543	200,072,636	127,238,171	(143,755,189)	1,797,028	(8,994,490)	10,556,602	(8,390,297)

Net equalization credits and charges (Note 2)	(31,995)	(75,487)	(421,359)	698,627	913,805	(1,430,145)	(10,389)	(98,339)	139,731	(170,856)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(897,054)	(2,227,067)	(32,834,160)	(51,476,711)	(22,116,195)	(24,865,506)	(547,680)	(860,313)	(1,955,242)	(2,097,855)

Total distributions to shareholders	(897,054)	(2,227,067)	(32,834,160)	(51,476,711)	(22,116,195)	(24,865,506)	(547,680)	(860,313)	(1,955,242)	(2,097,855)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	—	136,924,961	501,811,785	819,048,716	3,384,569,461	35,455,221	71,684,881	105,348,138	500,701,017
Cost of shares redeemed	(10,279,815)	(37,957,764)	(204,091,024)	(247,741,681)	(691,175,245)	(3,449,976,308)	(39,520,117)	(107,693,287)	(64,543,990)	(611,411,776)
Net income equalization (Note 2)	31,995	75,487	421,359	(698,627)	(913,805)	1,430,145	10,389	98,339	(139,731)	170,856

Net increase (decrease) in net assets from beneficial interest transactions	(10,247,820)	(37,882,277)	(66,744,704)	253,371,477	126,959,666	(63,976,702)	(4,054,507)	(35,910,067)	40,664,417	(110,539,903)

Net increase (decrease) in net assets during the period	(2,953,295)	(56,582,793)	(67,580,680)	402,666,029	232,995,447	(234,027,542)	(2,815,548)	(45,863,209)	49,405,508	(121,198,911)
Net assets at beginning of period	92,203,358	148,786,151	1,959,751,783	1,557,085,754	1,450,630,394	1,684,657,936	23,263,481	69,126,690	93,698,162	214,897,073

NET ASSETS END OF PERIOD (1)	$89,250,063	$92,203,358	$1,892,171,103	$1,959,751,783	$1,683,625,841	$1,450,630,394	$20,447,933	$23,263,481	$143,103,670	$93,698,162

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	—	1,850,000	7,450,000	34,750,000	166,350,000	1,150,000	2,450,000	2,450,000	13,650,000
Shares redeemed	(200,000)	(700,000)	(2,800,000)	(3,950,000)	(29,850,000)	(170,750,000)	(1,300,000)	(3,650,000)	(1,500,000)	(16,500,000)

Net increase (decrease)	(200,000)	(700,000)	(950,000)	3,500,000	4,900,000	(4,400,000)	(150,000)	(1,200,000)	950,000	(2,850,000)

(1) Including undistributed (distribution in excess of) net investment income	$77,395	$66,817	$316,983	$(151)	$(900,919)	$1,944,720	$(1,601)	$74,388	$(157,455)	$250,907

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Mortgage Finance ETF		SPDR S&P Regional Banking ETF		SPDR Morgan Stanley Technology ETF		SPDR S&P Dividend ETF		SPDR S&P Aerospace & Defense ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended	For the Period
	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	9/28/11*-
	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$69,285	$76,410	$14,573,177	$13,593,141	$761,639	$1,384,381	$163,559,494	$261,591,734	$188,409	$99,854
Net realized gain (loss) on investments	99,336	(961,018)	34,727,203	(8,137,780)	11,614,666	(5,802,619)	87,086,628	245,169,450	733,097	202,475
Net change in unrealized appreciation (depreciation) on investments	326,893	987,906	(19,296,462)	76,282,609	(862,953)	(1,371,092)	317,980,264	99,034,538	585,719	875,866

Net increase (decrease) in net assets resulting from operations	495,514	103,298	30,003,918	81,737,970	11,513,352	(5,789,330)	568,626,386	605,795,722	1,507,225	1,178,195

Net equalization credits and charges (Note 2)	—	—	90,550	645,878	(22,995)	(23,994)	(252,384)	8,633,086	1,165	(339)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(72,387)	(74,216)	(15,089,503)	(14,745,467)	(723,338)	(1,408,564)	(171,205,623)	(269,726,465)	(189,379)	(100,392)
Net realized gains	—	—	—	—	—	—	—	—	(85,206)	—

Total distributions to shareholders	(72,387)	(74,216)	(15,089,503)	(14,745,467)	(723,338)	(1,408,564)	(171,205,623)	(269,726,465)	(274,585)	(100,392)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	—	1,221,843,617	3,325,683,791	3,269,171	15,551,641	373,461,177	3,804,836,094	—	16,145,781
Cost of shares redeemed	—	—	(1,243,448,847)	(2,783,712,798)	(16,890,687)	(47,819,613)	(483,552,500)	(999,839,688)	(3,198,676)	(2,492,624)
Net income equalization (Note 2)	—	—	(90,550)	(645,878)	22,995	23,994	252,384	(8,633,086)	(1,165)	339

Net increase (decrease) in net assets from beneficial interest transactions	—	—	(21,695,780)	541,325,115	(13,598,521)	(32,243,978)	(109,838,939)	2,796,363,320	(3,199,841)	13,653,496

Net increase (decrease) in net assets during the period	423,127	29,082	(6,690,815)	608,963,496	(2,831,502)	(39,465,866)	287,329,440	3,141,065,663	(1,966,036)	14,730,960
Net assets at beginning of period	3,866,797	3,837,715	1,167,652,955	558,689,459	166,653,138	206,119,004	9,123,307,443	5,982,241,780	14,730,960	—

NET ASSETS END OF PERIOD (1)	$4,289,924	$3,866,797	$1,160,962,140	$1,167,652,955	$163,821,636	$166,653,138	$9,410,636,883	$9,123,307,443	$12,764,924	$14,730,960

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	—	43,400,000	133,600,000	50,000	250,000	6,450,000	71,650,000	—	300,000
Shares redeemed	—	—	(44,600,000)	(112,850,000)	(250,000)	(800,000)	(8,450,000)	(18,400,000)	(50,000)	(50,000)

Net increase (decrease)	—	—	(1,200,000)	20,750,000	(200,000)	(550,000)	(2,000,000)	53,250,000	(50,000)	250,000

(1) Including undistributed (distribution in excess of) net investment income	$93	$3,195	$(167,109)	$349,217	$38,272	$(29)	$(7,646,129)	$—	$(970)	$—

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Biotech ETF		SPDR S&P Health Care Equipment ETF		SPDR S&P Health Care Services ETF		SPDR S&P Homebuilders ETF		SPDR S&P Metals & Mining ETF
	Six Months Ended		Six Months Ended		Six Months Ended	For the Period	Six Months Ended		Six Months Ended
	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	9/28/11*-	12/31/12	Year Ended	12/31/12	Year Ended
	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,395,256	$(750,375)	$55,894	$43,324	$93,175	$26,248	$8,547,467	$12,922,621	$6,779,712	$8,544,811
Net realized gain (loss) on investments	60,034,079	68,481,476	664,695	760,343	915,846	467,395	165,460,671	147,157,774	(44,490,632)	(215,076,622)
Net change in unrealized appreciation (depreciation) on investments	(72,186,838)	9,116,867	(1,067,138)	163,732	179,407	550,102	180,692,217	30,905,609	96,501,594	(263,538,536)

Net increase (decrease) in net assets resulting from operations	(10,757,503)	76,847,968	(346,549)	967,399	1,188,428	1,043,745	354,700,355	190,986,004	58,790,674	(470,070,347)

Net equalization credits and charges (Note 2)	(57,821)	542,426	(1,676)	(484)	12,345	21	624,388	637,765	623,217	(402,237)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,366,189)	—	(61,226)	(38,785)	(107,573)	(24,282)	(9,128,701)	(13,716,137)	(7,939,982)	(8,231,843)
Net realized gains	—	—	(307,664)	(70,845)	(405,154)	—	—	—	—	—

Total distributions to shareholders	(1,366,189)	—	(368,890)	(109,630)	(512,727)	(24,282)	(9,128,701)	(13,716,137)	(7,939,982)	(8,231,843)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	421,081,185	593,826,223	3,016,364	10,099,145	6,619,032	11,109,362	1,807,546,762	3,121,179,045	1,447,867,930	4,958,888,773
Cost of shares redeemed	(421,193,855)	(671,860,849)	(5,566,399)	(7,322,085)	(3,325,986)	(2,827,334)	(1,265,518,014)	(2,751,427,523)	(1,252,788,490)	(4,842,095,682)
Net income equalization (Note 2)	57,821	(542,426)	1,676	484	(12,345)	(21)	(624,388)	(637,765)	(623,217)	402,237

Net increase (decrease) in net assets from beneficial interest transactions	(54,849)	(78,577,052)	(2,548,359)	2,777,544	3,280,701	8,282,007	541,404,360	369,113,757	194,456,223	117,195,328

Net increase (decrease) in net assets during the period	(12,236,362)	(1,186,658)	(3,265,474)	3,634,829	3,968,747	9,301,491	887,600,402	547,021,389	245,930,132	(361,509,099)
Net assets at beginning of period	641,452,005	642,638,663	22,918,501	19,283,672	9,301,491	—	1,321,402,038	774,380,649	769,679,642	1,131,188,741

NET ASSETS END OF PERIOD (1)	$629,215,643	$641,452,005	$19,653,027	$22,918,501	$13,270,238	$9,301,491	$2,209,002,440	$1,321,402,038	$1,015,609,774	$769,679,642

SHARES OF BENEFICIAL INTEREST:
Shares sold	4,650,000	8,050,000	50,000	200,000	100,000	200,000	72,650,000	164,100,000	33,500,000	96,350,000
Shares redeemed	(4,750,000)	(9,600,000)	(100,000)	(150,000)	(50,000)	(50,000)	(51,450,000)	(145,150,000)	(29,550,000)	(94,100,000)

Net increase (decrease)	(100,000)	(1,550,000)	(50,000)	50,000	50,000	150,000	21,200,000	18,950,000	3,950,000	2,250,000

(1) Including undistributed (distribution in excess of) net investment income	$29,067	$—	$(311)	$5,021	$(12,432)	$1,966	$(581,234)	$—	$(679,443)	$480,827

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Oil & Gas Equipment & Services ETF		SPDR S&P Oil & Gas Exploration & Production ETF		SPDR S&P Pharmaceuticals ETF		SPDR S&P Retail ETF		SPDR S&P Semiconductor ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	Year Ended
	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,314,739	$1,342,707	$6,577,244	$7,117,673	$5,758,884	$2,530,766	$8,344,794	$7,655,624	$161,294	$479,248
Net realized gain (loss) on investments	4,064,437	4,738,646	42,162,182	(56,699,273)	52,257,485	21,577,201	41,525,989	63,503,674	(3,176,792)	(16,775,557)
Net change in unrealized appreciation (depreciation) on investments	29,213,121	(117,397,531)	22,329,893	(132,972,116)	(76,467,030)	35,531,916	4,229,057	(52,761,882)	3,661,465	(3,936,228)

Net increase (decrease) in net assets resulting from operations	34,592,297	(111,316,178)	71,069,319	(182,553,716)	(18,450,661)	59,639,883	54,099,840	18,397,416	645,967	(20,232,537)

Net equalization credits and charges (Note 2)	(12,700)	(7,603)	659,351	141,307	(255,106)	149,285	(235,334)	344,544	(6,148)	(19,156)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,316,364)	(1,325,420)	(7,261,734)	(7,389,791)	(5,781,531)	(2,797,862)	(8,155,689)	(7,667,018)	(164,114)	(460,261)
Net realized gains	—	—	—	—	—	(419,092)	—	—	—	—

Total distributions to shareholders	(1,316,364)	(1,325,420)	(7,261,734)	(7,389,791)	(5,781,531)	(3,216,954)	(8,155,689)	(7,667,018)	(164,114)	(460,261)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	147,575,485	262,772,380	3,569,115,137	9,735,660,439	50,612,828	263,960,676	3,807,490,296	14,428,165,620	113,613,172	287,873,381
Cost of shares redeemed	(152,751,801)	(390,608,855)	(3,788,724,295)	(9,272,446,311)	(190,516,642)	(92,888,386)	(3,987,393,571)	(14,266,849,435)	(118,195,259)	(344,070,246)
Net income equalization (Note 2)	12,700	7,603	(659,351)	(141,307)	255,106	(149,285)	235,334	(344,544)	6,148	19,156

Net increase (decrease) in net assets from beneficial interest transactions	(5,163,616)	(127,828,872)	(220,268,509)	463,072,821	(139,648,708)	170,923,005	(179,667,941)	160,971,641	(4,575,939)	(56,177,709)

Net increase (decrease) in net assets during the period	28,099,617	(240,478,073)	(155,801,573)	273,270,621	(164,136,006)	227,495,219	(133,959,124)	172,046,583	(4,100,234)	(76,889,663)
Net assets at beginning of period	248,971,820	489,449,893	866,841,784	593,571,163	471,793,035	244,297,816	720,211,521	548,164,938	37,951,775	114,841,438

NET ASSETS END OF PERIOD (1)	$277,071,437	$248,971,820	$711,040,211	$866,841,784	$307,657,029	$471,793,035	$586,252,397	$720,211,521	$33,851,541	$37,951,775

SHARES OF BENEFICIAL INTEREST:
Shares sold	4,350,000	7,800,000	66,750,000	181,800,000	850,000	4,900,000	61,900,000	265,200,000	2,650,000	6,200,000
Shares redeemed	(4,450,000)	(11,500,000)	(70,800,000)	(174,700,000)	(3,300,000)	(1,750,000)	(64,700,000)	(263,250,000)	(2,750,000)	(7,400,000)

Net increase (decrease)	(100,000)	(3,700,000)	(4,050,000)	7,100,000	(2,450,000)	3,150,000	(2,800,000)	1,950,000	(100,000)	(1,200,000)

(1) Including undistributed (distribution in excess of) net investment income	$15,662	$17,287	$(684,490)	$—	$(22,647)	$—	$189,105	$—	$(2,820)	$—

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Software & Services ETF		SPDR S&P Telecom ETF		SPDR S&P Transportation ETF		SPDR S&P 1500 Momentum Tilt ETF	SPDR S&P 1500 Value Tilt ETF	SPDR Wells Fargo Preferred Stock ETF
	Six Months Ended	For the Period	Six Months Ended		Six Months Ended		For the Period	For the Period	Six Months Ended
	12/31/12	9/28/11*-	12/31/12	Year Ended	12/31/12	Year Ended	10/24/12*-	10/24/12*-	12/31/12	Year Ended
	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12	12/31/12	12/31/12	(Unaudited)	6/30/12

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$150,955	$39,277	$76,504	$68,054	$83,054	$60,688	$29,628	$31,818	$9,472,370	$10,668,940
Net realized gain (loss) on investments	1,424,526	746,478	(82,705)	(779,291)	391,144	(961,532)	1,459	1,629	1,217,403	(1,246,149)
Net change in unrealized appreciation (depreciation) on investments	(640,770)	853,779	559,043	(1,136,396)	614,102	(391,058)	30,915	103,542	(2,092,482)	1,465,698

Net increase (decrease) in net assets resulting from operations	934,711	1,639,534	552,842	(1,847,633)	1,088,300	(1,291,902)	62,002	136,989	8,597,291	10,888,489

Net equalization credits and charges (Note 2)	(16,706)	(2,016)	—	(10,206)	(240)	(2,511)	—	—	543,676	628,830

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(153,045)	(37,786)	(122,406)	(56,064)	(85,895)	(58,282)	(31,158)	(33,745)	(11,186,064)	(10,454,723)
Net realized gains	(293,905)	—	—	—	—	—	—	—	—	—

Total distributions to shareholders	(446,950)	(37,786)	(122,406)	(56,064)	(85,895)	(58,282)	(31,158)	(33,745)	(11,186,064)	(10,454,723)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	19,902,446	—	4,644,593	2,543,098	—	6,000,000	6,000,000	107,455,934	156,456,286
Cost of shares redeemed	(6,431,068)	(3,058,936)	—	(8,944,593)	(2,486,133)	(2,181,987)	—	—	(36,587,734)	(22,325,527)
Net income equalization (Note 2)	16,706	2,016	—	10,206	240	2,511	—	—	(543,676)	(628,830)

Net increase (decrease) in net assets from beneficial interest transactions	(6,414,362)	16,845,526	—	(4,289,794)	57,205	(2,179,476)	6,000,000	6,000,000	70,324,524	133,501,929

Net increase (decrease) in net assets during the period	(5,943,307)	18,445,258	430,436	(6,203,697)	1,059,370	(3,532,171)	6,030,844	6,103,244	68,279,427	134,564,525
Net assets at beginning of period	18,445,258	—	4,114,353	10,318,050	12,390,836	15,923,007	—	—	253,173,642	118,609,117

NET ASSETS END OF PERIOD (1)	$12,501,951	$18,445,258	$4,544,789	$4,114,353	$13,450,206	$12,390,836	$6,030,844	$6,103,244	$321,453,069	$253,173,642

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	350,000	—	100,000	50,000	—	100,000	100,000	2,350,000	3,500,000
Shares redeemed	(100,000)	(50,000)	—	(200,000)	(50,000)	(50,000)	—	—	(800,000)	(500,000)

Net increase (decrease)	(100,000)	300,000	—	(100,000)	—	(50,000)	100,000	100,000	1,550,000	3,000,000

(1) Including undistributed (distribution in excess of) net investment income	$(599)	$1,491	$(45,902)	$—	$(435)	$2,406	$(1,530)	$(1,927)	$(1,086,902)	$626,792

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Total Market ETF							SPDR Dow Jones Large Cap ETF
	Six Months							Six Months
	Ended							Ended
	12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/12		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08	(Unaudited)		6/30/12		6/30/11		6/30/10	6/30/09	6/30/08

Net asset value, beginning of period	$101.45		$99.24	$76.77	$67.33	$93.41	$108.50	$63.75		$62.09		$48.17		$42.69	$59.55	$68.91

Income (loss) from investment operations:
Net investment income	1.20	(1)	1.90 (1)	1.59 (1)	1.41 (1)	1.66 (1)	1.74	0.77	(1)	1.21	(1)	1.04	(1)	0.93 (1)	1.09 (1)	1.18
Net realized and unrealized gain (loss) (2)	5.02		1.89	22.46	9.36	(26.18)	(15.07)	3.07		1.62		13.92		5.38	(17.02)	(9.26)

Total from investment operations	6.22		3.79	24.05	10.77	(24.52)	(13.33)	3.84		2.83		14.96		6.31	(15.93)	(8.08)

Net equalization credits and charges (1)	(0.01)		0.21	(0.01)	(0.03)	0.09	0.03	—		(0.00	)(3)	(0.00	)(3)	(0.02)	0.21	(0.00	)(3)

Distributions to shareholders from:
Net investment income	(1.21)		(1.79)	(1.57)	(1.30)	(1.65)	(1.79)	(0.81)		(1.17)		(1.04)		(0.81)	(1.14)	(1.18)
Net realized gains	—		—	—	—	—	—	—		—		—		—	—	(0.10)

Total distributions	(1.21)		(1.79)	(1.57)	(1.30)	(1.65)	(1.79)	(0.81)		(1.17)		(1.04)		(0.81)	(1.14)	(1.28)

Net asset value, end of period	$106.45		$101.45	$99.24	$76.77	$67.33	$93.41	$66.78		$63.75		$62.09		$48.17	$42.69	$59.55

Total return (4)	6.10%		4.16%	31.45%	15.87%	(26.18)%	(12.36)%	6.00%		4.69%		31.17%		14.67%	(26.44)%	(11.84)%
Net assets, end of period (in 000’s)	$431,133		$426,109	$193,526	$157,382	$158,238	$126,113	$43,407		$41,437		$37,253		$33,720	$38,419	$8,933
Ratio of expenses to average net assets	0.20	%(5)	0.20%	0.22%	0.20%	0.21%	0.20%	0.20	%(5)	0.20%		0.22%		0.20%	0.23%	0.20%
Ratio of net investment income (loss) to average net assets	2.27	%(5)	1.97%	1.73%	1.76%	2.42%	1.74%	2.33	%(5)	1.99%		1.80%		1.84%	2.63%	1.80%
Portfolio turnover rate (6)	1%		3%	2%	2%	10%	1%	3%		4%		5%		5%	10%	7%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 Growth ETF							SPDR S&P 500 Value ETF
	Six Months							Six Months
	Ended							Ended
	12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08

Net asset value, beginning of period	$63.63		$60.18	$45.21	$39.70	$54.02	$57.36	$67.63		$67.32	$54.02	$48.38	$69.18	$87.77

Income (loss) from investment operations:
Net investment income	0.68	(1)	1.01 (1)	0.67 (1)	0.39 (1)	0.52 (1)	0.44	0.93	(1)	1.52 (1)	1.51 (1)	1.51 (1)	1.93 (1)	2.37
Net realized and unrealized gain (loss) (2)	1.95		3.45	14.96	5.52	(14.31)	(3.33)	4.40		0.32	13.19	5.54	(20.78)	(18.59)

Total from investment operations	2.63		4.46	15.63	5.91	(13.79)	(2.89)	5.33		1.84	14.70	7.05	(18.85)	(16.22)

Net equalization credits and charges (1)	(0.01)		0.01	0.00 (3)	—	(0.03)	0.01	0.03		(0.06)	0.11	(0.03)	0.07	(0.09)

Distributions to shareholders from:
Net investment income	(0.69)		(1.02)	(0.66)	(0.37)	(0.50)	(0.46)	(1.06)		(1.47)	(1.51)	(1.38)	(2.02)	(2.28)
Return of capital	—		—	—	(0.03)	—	—	—		—	—	—	—	—

Total distributions	(0.69)		(1.02)	(0.66)	(0.40)	(0.50)	(0.46)	(1.06)		(1.47)	(1.51)	(1.38)	(2.02)	(2.28)

Net asset value, end of period	$65.56		$63.63	$60.18	$45.21	$39.70	$54.02	$71.93		$67.63	$67.32	$54.02	$48.38	$69.18

Total return (4)	4.09%		7.54%	34.65%	14.83%	(25.58)%	(5.04)%	7.90%		2.81%	27.58%	14.39%	(27.33)%	(18.85)%
Net assets, end of period (in 000’s)	$216,357		$219,541	$192,586	$167,284	$154,817	$289,015	$115,146		$98,120	$171,718	$99,985	$99,221	$93,428
Ratio of expenses to average net assets	0.20	%(5)	0.20%	0.22%	0.20%	0.20%	0.20%	0.20	%(5)	0.20%	0.22%	0.20%	0.21%	0.20%
Ratio of net investment income (loss) to average net assets	2.05	%(5)	1.69%	1.22%	0.83%	1.27%	0.81%	2.64	%(5)	2.37%	2.36%	2.66%	3.73%	2.80%
Portfolio turnover rate (6)	26%		21%	46%	15%	32%	14%	32%		25%	41%	15%	36%	13%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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261

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Mid Cap ETF							SPDR S&P 400 Mid Cap Growth ETF
	Six Months							Six Months
	Ended							Ended
	12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08

Net asset value, beginning of period	$61.65		$64.26	$46.60	$36.78	$52.05	$62.63	$78.68		$82.38	$57.07	$45.20	$62.82	$68.88

Income (loss) from investment operations:
Net investment income	0.69	(1)	0.80 (1)	0.76 (1)	0.69 (1)	0.74 (1)	0.65	0.52	(1)	0.50 (1)	0.36 (1)	0.30 (1)	0.33 (1)	0.28
Net realized and unrealized gain (loss) (2)	5.10		(2.60)	17.65	9.67	(15.32)	(7.80)	6.43		(3.62)	25.31	11.84	(17.64)	(5.01)

Total from investment operations	5.79		(1.80)	18.41	10.36	(14.58)	(7.15)	6.95		(3.12)	25.67	12.14	(17.31)	(4.73)

Net equalization credits and charges (1)	—		0.00 (3)	0.01	0.04	0.06	(0.01)	0.01		(0.01)	(0.01)	0.01	0.01	(0.00	)(3)

Distributions to shareholders from:
Net investment income	(0.75)		(0.81)	(0.76)	(0.58)	(0.75)	(0.72)	(0.53)		(0.57)	(0.35)	(0.28)	(0.32)	(0.29)
Net realized gains	(0.48)		—	—	—	—	(2.70)	—		—	—	—	—	(1.04)

Total distributions	(1.23)		(0.81)	(0.76)	(0.58)	(0.75)	(3.42)	(0.53)		(0.57)	(0.35)	(0.28)	(0.32)	(1.33)

Net asset value, end of period	$66.21		$61.65	$64.26	$46.60	$36.78	$52.05	$85.11		$78.68	$82.38	$57.07	$45.20	$62.82

Total return (4)	9.37%		(2.73)%	39.67%	28.26%	(27.89)%	(11.53)%	8.72%		(3.66)%	45.01%	26.86%	(27.51)%	(6.85)%
Net assets, end of period (in 000’s)	$76,146		$70,893	$80,329	$53,585	$31,260	$20,820	$68,092		$62,947	$74,140	$59,923	$42,939	$43,977
Ratio of expenses to average net assets	0.25	%(5)	0.25%	0.27%	0.26%	0.30%	0.25%	0.25	%(5)	0.25%	0.28%	0.26%	0.28%	0.25%
Ratio of net investment income (loss) to average net assets	2.15	%(5)	1.34%	1.31%	1.47%	2.02%	1.17%	1.26	%(5)	0.65%	0.50%	0.52%	0.75%	0.45%
Portfolio turnover rate (6)	12%		20%	23%	31%	58%	45%	37%		33%	88%	45%	74%	59%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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263

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Value ETF							SPDR S&P 600 Small Cap ETF
	Six Months							Six Months
	Ended							Ended
	12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08

Net asset value, beginning of period	$55.54		$57.18	$44.81	$35.29	$50.34	$63.10	$70.53		$70.54	$51.57	$41.18	$55.27	$66.57

Income (loss) from investment operations:
Net investment income	0.70	(1)	0.97 (1)	1.05 (1)	1.17 (1)	1.30 (1)	1.28	0.78	(1)	0.95 (1)	0.70 (1)	0.67 (1)	0.86 (1)	0.69
Net realized and unrealized gain (loss) (2)	4.52		(1.60)	12.42	9.32	(14.89)	(12.58)	4.61		(0.20)	19.03	10.28	(14.20)	(11.19)

Total from investment operations	5.22		(0.63)	13.47	10.49	(13.59)	(11.30)	5.39		0.75	19.73	10.95	(13.34)	(10.50)

Net equalization credits and charges (1)	—		(0.03)	(0.03)	0.08	(0.09)	(0.10)	0.01		0.14	(0.01)	0.01	0.06	0.04

Distributions to shareholders from:
Net investment income	(0.77)		(0.98)	(1.07)	(0.85)	(1.37)	(1.36)	(0.78)		(0.90)	(0.71)	(0.57)	(0.81)	(0.84)
Net realized gains	—		—	—	—	—	—	—		—	(0.04)	—	—	—
Return of capital	—		—	—	(0.20)	—	—	—		—	—	—	—	—

Total distributions	(0.77)		(0.98)	(1.07)	(1.05)	(1.37)	(1.36)	(0.78)		(0.90)	(0.75)	(0.57)	(0.81)	(0.84)

Net asset value, end of period	$59.99		$55.54	$57.18	$44.81	$35.29	$50.34	$75.15		$70.53	$70.54	$51.57	$41.18	$55.27

Total return (3)	9.18%		(0.82)%	30.15%	29.92%	(27.27)%	(18.18)%	7.64%		1.35%	38.37%	26.57%	(23.98)%	(15.76)%
Net assets, end of period (in 000’s)	$23,997		$22,215	$22,871	$20,164	$8,823	$10,068	$229,203		$183,382	$77,593	$51,570	$22,651	$13,817
Ratio of expenses to average net assets	0.25	%(4)	0.25%	0.28%	0.26%	0.34%	0.25%	0.20	%(4)	0.20%	0.24%	0.26%	0.32%	0.25%
Ratio of net investment income (loss) to average net assets	2.42	%(4)	1.81%	2.00%	2.56%	3.52%	2.18%	2.14	%(4)	1.40%	1.11%	1.27%	2.16%	1.34%
Portfolio turnover rate (5)	36%		28%	82%	50%	73%	51%	5%		13%	82%	20%	28%	24%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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265

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Growth ETF										SPDR S&P 600 Small Cap Value ETF
	Six Months										Six Months
	Ended										Ended
	12/31/12		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended		12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/12	6/30/11		6/30/10		6/30/09	6/30/08		(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08

Net asset value, beginning of period	$121.07		$120.92	$82.62		$67.19		$90.65	$104.00		$71.24		$71.29	$55.88	$43.64	$57.92	$75.01

Income (loss) from investment operations:
Net investment income	1.12	(1)	0.97 (1)	0.61	(1)	0.26	(1)	0.56 (1)	0.42		0.84	(1)	1.09 (1)	1.03 (1)	1.30 (1)	1.52 (1)	1.25
Net realized and unrealized gain (loss) (2)	5.37		0.28	38.10		15.35		(23.51)	(11.83)		6.36		0.01	15.55	11.96	(14.33)	(16.50)

Total from investment operations	6.49		1.25	38.71		15.61		(22.95)	(11.41)		7.20		1.10	16.58	13.26	(12.81)	(15.25)

Net equalization credits and charges (1)	0.02		(0.02)	(0.00	)(3)	(0.00	)(3)	0.04	(0.00	)(3)	(0.02)		(0.04)	(0.07)	0.06	(0.02)	0.01

Distributions to shareholders from:
Net investment income	(1.12)		(1.08)	(0.57)		(0.18)		(0.55)	(0.45)		(0.93)		(1.11)	(1.10)	(1.08)	(1.28)	(1.56)
Net realized gains	—		—	—		—		—	(1.49)		—		—	—	—	(0.17)	(0.29)

Total distributions	(1.12)		(1.08)	(0.57)		(0.18)		(0.55)	(1.94)		(0.93)		(1.11)	(1.10)	(1.08)	(1.45)	(1.85)

Voluntary contribution from Adviser	—		—	0.16		—		—	—		—		—	—	—	—	—

Net asset value, end of period	$126.46		$121.07	$120.92		$82.62		$67.19	$90.65		$77.49		$71.24	$71.29	$55.88	$43.64	$57.92

Total return (4)	5.36%		1.07%	47.08	%(5)	23.22%		(25.21)%	(11.01)%		10.06%		1.61%	29.68%	30.49%	(22.20)%	(20.46)%
Net assets, end of period (in 000’s)	$164,415		$151,354	$187,432		$123,946		$94,077	$86,129		$131,836		$121,201	$124,849	$142,564	$69,885	$89,856
Ratio of expenses to average net assets	0.25	%(6)	0.25%	0.27%		0.25%		0.26%	0.25%		0.25	%(6)	0.25%	0.27%	0.26%	0.27%	0.25%
Ratio of net investment income (loss) to average net assets	1.80	%(6)	0.85%	0.58%		0.31%		0.88%	0.46%		2.25	%(6)	1.60%	1.56%	2.29%	3.32%	2.12%
Portfolio turnover rate (7)	39%		37%	102%		34%		42%	38%		38%		34%	88%	35%	38%	28%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/11, the total return would have been 46.88%.
(6)	Annualized
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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267

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Global Dow ETF							SPDR Dow Jones REIT ETF
	Six Months							Six Months
	Ended							Ended
	12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08

Net asset value, beginning of period	$51.21		$59.50	$48.39	$47.27	$66.79	$79.11	$72.90		$66.59	$51.05	$34.00	$65.40	$80.93

Income (loss) from investment operations:
Net investment income	0.54	(1)	1.29 (1)	1.54 (1)	1.33 (1)	1.64 (1)	1.89	1.23	(1)	1.71 (1)	1.47 (1)	1.39 (1)	1.91 (1)	2.43
Net realized and unrealized gain (loss) (2)	4.58		(8.35)	10.91	1.21	(19.47)	(12.28)	0.10		6.67	15.98	17.37	(31.15)	(14.86)

Total from investment operations	5.12		(7.06)	12.45	2.54	(17.83)	(10.39)	1.33		8.38	17.45	18.76	(29.24)	(12.43)

Net equalization credits and charges (1)	(0.02)		(0.04)	0.07	0.01	(0.09)	0.03	(0.02)		0.03	0.02	0.01	0.11	0.16

Distributions to shareholders from:
Net investment income	(0.55)		(1.19)	(1.41)	(1.43)	(1.60)	(1.96)	(1.24)		(2.10)	(1.93)	(1.72)	(2.27)	(3.26)

Total distributions	(0.55)		(1.19)	(1.41)	(1.43)	(1.60)	(1.96)	(1.24)		(2.10)	(1.93)	(1.72)	(2.27)	(3.26)

Net asset value, end of period	$55.76		$51.21	$59.50	$48.39	$47.27	$66.79	$72.97		$72.90	$66.59	$51.05	$34.00	$65.40

Total return (3)	9.96%		(11.90)%	25.99%	5.10%	(26.89)%	(13.28)%	1.79%		13.05%	34.55%	55.42%	(44.96)%	(15.41)%
Net assets, end of period (in 000’s)	$89,250		$92,203	$148,786	$79,871	$70,923	$163,654	$1,892,171		$1,959,752	$1,557,086	$1,137,458	$908,890	$1,289,796
Ratio of expenses to average net assets	0.50	%(4)	0.50%	0.52%	0.50%	0.51%	0.50%	0.25	%(4)	0.25%	0.26%	0.25%	0.25%	(0.25)%
Ratio of net investment income (loss) to average net assets	1.99	%(4)	2.44%	2.66%	2.45%	3.20%	2.55%	3.36	%(4)	2.60%	2.40%	2.94%	4.58%	2.79%
Portfolio turnover rate (5)	12%		11%	108%	6%	10%	15%	5%		7%	10%	10%	15%	14%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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269

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Bank ETF							SPDR S&P Capital Markets ETF
	Six Months							Six Months
	Ended							Ended
	12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08

Net asset value, beginning of period	$22.05		$24.00	$22.90	$18.08	$28.58	$55.44	$31.02		$35.45	$31.10	$33.41	$45.12	$68.80

Income (loss) from investment operations:
Net investment income	0.29	(1)	0.41 (1)	0.23 (1)	0.18 (1)	0.94 (1)	1.60	0.74	(1)	0.73 (1)	0.73 (1)	0.22 (1)	0.52 (1)	0.53 (1)
Net realized and unrealized gain (loss) (2)	1.77		(1.92)	1.08	4.80	(10.67)	(27.35)	3.25		(4.09)	4.36	(2.26)	(11.79)	(23.68)

Total from investment operations	2.06		(1.51)	1.31	4.98	(9.73)	(25.75)	3.99		(3.36)	5.09	(2.04)	(11.27)	(23.15)

Net equalization credits and charges (1)	0.01		(0.02)	(0.01)	—	0.03	0.66	(0.02)		(0.09)	(0.07)	(0.01)	(0.03)	0.10

Distributions to shareholders from:
Net investment income	(0.31)		(0.42)	(0.20)	(0.16)	(0.80)	(1.77)	(0.91)		(0.98)	(0.67)	(0.24)	(0.41)	(0.63)
Return of capital	—		—	—	—	—	—	—		—	—	(0.02)	—	—

Total distributions	(0.31)		(0.42)	(0.20)	(0.16)	(0.80)	(1.77)	(0.91)		(0.98)	(0.67)	(0.26)	(0.41)	(0.63)

Net asset value, end of period	$23.81		$22.05	$24.00	$22.90	$18.08	$28.58	$34.08		$31.02	$35.45	$31.10	$33.41	$45.12

Total return (3)	9.39%		(6.22)%	5.63%	27.55%	(34.54)%	(46.07)%	12.77%		(9.53)%	16.04%	(6.28)%	(24.98)%	(33.71)%
Net assets, end of period (in 000’s)	$1,683,626		$1,450,630	$1,684,658	$746,684	$821,694	$883,280	$20,448		$23,263	$69,127	$51,307	$80,188	$117,300
Ratio of expenses to average net assets	0.35	%(4)	0.35%	0.36%	0.35%	0.35%	0.35%	0.35	%(4)	0.36%	0.38%	0.35%	0.36%	0.35%
Ratio of net investment income (loss) to average net assets	2.46	%(4)	1.92%	0.92%	0.79%	4.29%	4.46%	4.56	%(4)	2.40%	2.00%	0.60%	1.65%	0.89%
Portfolio turnover rate (5)	10%		55%	16%	18%	51%	23%	15%		64%	14%	9%	52%	52%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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271

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Insurance ETF							SPDR S&P Mortgage Finance ETF
	Six Months							Six Months					For the
	Ended							Ended					Period
	12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/12		Year Ended	Year Ended	Year Ended	4/29/09*-
	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$40.74		$41.73	$35.26	$26.52	$40.89	$59.41	$38.67		$38.38	$39.15	$36.18	$41.19

Income (loss) from investment operations:
Net investment income	0.58	(1)	0.69 (1)	0.67 (1)	0.54 (1)	0.67 (1)	1.02 (1)	0.69	(1)	0.76 (1)	0.80 (1)	0.78 (1)	0.15	(1)
Net realized and unrealized gain (loss) (2)	3.30		(0.98)	6.49	8.67	(14.55)	(18.56)	4.26		0.27	(0.40)	3.18	(5.02)

Total from investment operations	3.88		(0.29)	7.16	9.21	(13.88)	(17.54)	4.95		1.03	0.40	3.96	(4.87)

Net equalization credits and charges (1)	0.05		(0.05)	0.03	(0.02)	0.14	0.12	—		—	(0.01)	(0.06)	0.04

Distributions to shareholders from:
Net investment income	(0.64)		(0.65)	(0.72)	(0.45)	(0.63)	(1.10)	(0.72)		(0.74)	(0.92)	(0.73)	(0.18)
Net realized gains	—		—	—	—	—	—	—		—	(0.24)	(0.20)	—

Total distributions	(0.64)		(0.65)	(0.72)	(0.45)	(0.63)	(1.10)	(0.72)		(0.74)	(1.16)	(0.93)	(0.18)

Net asset value, end of period	$44.03		$40.74	$41.73	$35.26	$26.52	$40.89	$42.90		$38.67	$38.38	$39.15	$36.18

Total return (3)	9.62%		(0.65)%	20.35%	34.65%	(33.69)%	(29.67)%	12.77%		2.96%	0.77%	10.67%	(11.73)%
Net assets, end of period (in 000’s)	$143,104		$93,698	$214,897	$163,972	$139,205	$63,374	$4,290		$3,867	$3,838	$3,915	$5,427
Ratio of expenses to average net assets	0.35	%(4)	0.35%	0.37%	0.35%	0.35%	0.35%	0.35	%(4)	0.35%	0.36%	0.35%	0.35	%(4)
Ratio of net investment income (loss) to average net assets	2.71	%(4)	1.82%	1.62%	1.49%	2.56%	1.99%	3.35	%(4)	2.22%	1.95%	1.84%	2.38	%(4)
Portfolio turnover rate (5)	11%		62%	9%	14%	53%	18%	19%		91%	35%	27%	5%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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273

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Regional Banking ETF							SPDR Morgan Stanley Technology ETF
	Six Months							Six Months
	Ended							Ended
	12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/12		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09		6/30/08

Net asset value, beginning of period	$27.34		$25.45	$23.05	$18.31	$26.56	$45.90	$64.09		$65.43	$51.32	$44.96	$55.15		$61.90

Income (loss) from investment operations:
Net investment income	0.34	(1)	0.45 (1)	0.37 (1)	0.40 (1)	0.94 (1)	1.43	0.30	(1)	0.50 (1)	0.36 (1)	0.23 (1)	0.23	(1)	0.15
Net realized and unrealized gain (loss) (2)	0.64		1.90	2.42	4.66	(8.04)	(18.58)	4.18		(1.30)	14.15	6.39	(10.18)		(6.74)

Total from investment operations	0.98		2.35	2.79	5.06	(7.10)	(17.15)	4.48		(0.80)	14.51	6.62	(9.95)		(6.59)

Net equalization credits and charges (1)	0.00	(3)	0.02	(0.02)	0.01	0.07	(0.60)	(0.01)		(0.01)	(0.01)	(0.03)	(0.00	)(3)	(0.01)

Distributions to shareholders from:
Net investment income	(0.35)		(0.48)	(0.37)	(0.33)	(1.22)	(1.59)	(0.30)		(0.53)	(0.39)	(0.23)	(0.24)		(0.15)

Total distributions	(0.35)		(0.48)	(0.37)	(0.33)	(1.22)	(1.59)	(0.30)		(0.53)	(0.39)	(0.23)	(0.24)		(0.15)

Net asset value, end of period	$27.97		$27.34	$25.45	$23.05	$18.31	$26.56	$68.26		$64.09	$65.43	$51.32	$44.96		$55.15

Total return (4)	3.53%		9.59%	12.00%	27.70%	(27.94)%	(39.51)%	6.95%		(1.21)%	28.27%	14.62%	(17.97)%		(10.67)%
Net assets, end of period (in 000’s)	$1,160,962		$1,167,653	$558,689	$703,213	$434,937	$709,284	$163,822		$166,653	$206,119	$182,188	$197,818		$228,870
Ratio of expenses to average net assets	0.35	%(5)	0.35%	0.36%	0.35%	0.35%	0.35%	0.50	%(5)	0.50%	0.53%	0.50%	0.50%		0.50%
Ratio of net investment income (loss) to average net assets	2.40	%(5)	1.77%	1.50%	1.72%	3.68%	4.04%	0.91	%(5)	0.79%	0.57%	0.42%	0.56%		0.26%
Portfolio turnover rate (6)	16%		44%	13%	23%	51%	35%	28%		21%	10%	17%	19%		24%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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275

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Dividend ETF							SPDR S&P Aerospace & Defense ETF				SPDR S&P Biotech ETF
	Six Months							Six Months		For the		Six Months
	Ended							Ended		Period		Ended
	12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/12		9/28/11*-		12/31/12		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08	(Unaudited)		6/30/12		(Unaudited)		6/30/12		6/30/11		6/30/10		6/30/09		6/30/08

Net asset value, beginning of period	$55.66		$54.06	$45.13	$37.96	$44.30	$62.57	$58.92		$50.00		$88.48		$73.03		$51.82		$50.71		$57.47		$50.93

Income (loss) from investment operations:
Net investment income (loss)	1.01	(1)	1.80 (1)	1.73 (1)	1.71 (1)	1.97 (1)	2.19 (1)	0.76	(1)	0.52	(1)	0.19	(1)	(0.11	)(1)	(0.20	)(1)	(0.12	)(1)	0.44	(1)	0.66
Net realized and unrealized gain (loss) (2)	2.51		1.53	8.80	6.97	(6.47)	(17.49)	5.24		8.90		(0.46)		15.48		21.42		1.23		(7.23)		6.59

Total from investment operations	3.52		3.33	10.53	8.68	(4.50)	(15.30)	6.00		9.42		(0.27)		15.37		21.22		1.11		(6.79)		7.25

Net equalization credits and charges (1)	(0.00	)(3)	0.06	0.14	0.15	0.16	0.02	0.00	(3)	(0.00	)(3)	(0.01)		0.08		(0.01)		0.00	(3)	0.00	(3)	(0.02)

Distributions to shareholders from:
Net investment income	(1.06)		(1.79)	(1.74)	(1.57)	(2.00)	(2.19)	(0.76)		(0.50)		(0.20)		—		—		—		(0.16)		(0.69)
Net realized gains	—		—	—	—	—	(0.80)	(0.34)		—		—		—		—		—		—		—
Return of capital	—		—	—	(0.09)	—	—	—		—		—		—		—		—		—		—

Total distributions	(1.06)		(1.79)	(1.74)	(1.66)	(2.00)	(2.99)	(1.10)		(0.50)		(0.20)		—		—		—		(0.16)		(0.69)

Voluntary contribution from Adviser	—		—	—	—	—	—	—		—		—		—		—		—		0.19		—

Net asset value, end of period	$58.12		$55.66	$54.06	$45.13	$37.96	$44.30	$63.82		$58.92		$88.00		$88.48		$73.03		$51.82		$50.71		$57.47

Total return (4)	6.30%		6.46%	23.82%	23.25%	(10.06)%	(25.05)%	10.15%		18.86%		(0.32)%		21.15%		40.92%		2.20%		(11.46	)%(5)	14.15%
Net assets, end of period (in 000’s)	$9,410,637		$9,123,307	$5,982,242	$1,949,711	$658,655	$230,378	$12,765		$14,731		$629,216		$641,452		$642,639		$450,860		$428,508		$264,342
Ratio of expenses to average net assets	0.35	%(6)	0.35%	0.36%	0.35%	0.35%	0.35%	0.35	%(6)	0.35	%(6)	0.35	%(6)	0.35%		0.37%		0.35%		0.35%		0.35%
Ratio of net investment income (loss) to average net assets	3.48	%(6)	3.34%	3.31%	3.70%	5.10%	3.92%	2.48	%(6)	1.18	%(6)	0.42	%(6)	(0.15)%		(0.31)%		(0.23)%		0.83%		1.48%
Portfolio turnover rate (7)	29%		94%	52%	44%	105%	48%	21%		23%		31%		61%		74%		80%		78%		79%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/09, the total return would have been (11.79)%.
(6)	Annualized
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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277

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Equipment ETF						SPDR S&P Health Care Services ETF				SPDR S&P Homebuilders ETF
	Six Months				For the		Six Months		For the		Six Months
	Ended				Period		Ended		Period		Ended
	12/31/12		Year Ended		1/26/11*-		12/31/12		9/28/11*-		12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/12		6/30/11		(Unaudited)		6/30/12		(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08

Net asset value, beginning of period	$57.30		$55.10		$50.37		$62.01		$50.00		$21.36		$18.05	$14.32	$11.77	$16.53	$30.37

Income (loss) from investment operations:
Net investment income	0.16	(1)	0.10	(1)	0.03	(1)	0.61	(1)	0.19	(1)	0.12	(1)	0.24 (1)	0.13 (1)	0.13 (1)	0.24 (1)	0.36
Net realized and unrealized gain (loss) (2)	(0.25)		2.35		4.72		6.23		11.99		5.22		3.29	3.93	2.55	(4.72)	(13.82)

Total from investment operations	(0.09)		2.45		4.75		6.84		12.18		5.34		3.53	4.06	2.68	(4.48)	(13.46)

Net equalization credits and charges (1)	(0.00	)(3)	(0.00	)(3)	0.00	(3)	0.08		0.00	(3)	0.01		0.01	0.01	(0.01)	0.01	(0.06)

Distributions to shareholders from:
Net investment income	(0.18)		(0.09)		(0.02)		(0.55)		(0.17)		(0.11)		(0.23)	(0.34)	(0.12)	(0.29)	(0.32)
Net realized gains	(0.88)		(0.16)		—		(2.03)		—		—		—	—	—	—	—

Total distributions	(1.06)		(0.25)		(0.02)		(2.58)		(0.17)		(0.11)		(0.23)	(0.34)	(0.12)	(0.29)	(0.32)

Net asset value, end of period	$56.15		$57.30		$55.10		$66.35		$62.01		$26.60		$21.36	$18.05	$14.32	$11.77	$16.53

Total return (4)	(0.19)%		4.51%		9.43%		11.08%		24.35%		25.01%		19.85%	28.59%	22.61%	(27.30)%	(44.63)%
Net assets, end of period (in 000’s)	$19,653		$22,919		$19,284		$13,270		$9,301		$2,209,002		$1,321,402	$774,381	$700,790	$556,111	$535,553
Ratio of expenses to average net assets	0.35	%(5)	0.35%		0.35	%(5)	0.35	%(5)	0.35	%(5)	0.35	%(5)	0.35%	0.37%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets	0.56	%(5)	0.20%		0.12	%(5)	1.84	%(5)	0.42	%(5)	0.94	%(5)	1.30%	0.78%	0.84%	1.84%	1.80%
Portfolio turnover rate (6)	18%		42%		21%		25%		25%		19%		46%	38%	48%	82%	76%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

278

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279

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Metals & Mining ETF							SPDR S&P Oil & Gas Equipment & Services ETF
	Six Months							Six Months
	Ended							Ended
	12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/12		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08	(Unaudited)		6/30/12	6/30/11	6/30/10		6/30/09		6/30/08

Net asset value, beginning of period	$41.49		$69.40	$45.67	$37.07	$94.16	$62.63	$30.74		$41.48	$25.04	$21.76		$50.90		$36.90

Income (loss) from investment operations:
Net investment income	0.33	(1)	0.55 (1)	0.40 (1)	0.38 (1)	0.55 (1)	0.39	0.15	(1)	0.14 (1)	0.28 (1)	0.16	(1)	0.18	(1)	0.11
Net realized and unrealized gain (loss) (2)	3.64		(27.86)	23.76	8.59	(57.11)	31.54	3.90		(10.73)	16.44	3.27		(29.14)		14.11

Total from investment operations	3.97		(27.31)	24.16	8.97	(56.56)	31.93	4.05		(10.59)	16.72	3.43		(28.96)		14.22

Net equalization credits and charges (1)	0.03		(0.03)	(0.01)	(0.02)	0.04	—	0.00	(3)	0.00 (3)	0.02	(0.00	)(3)	(0.00	)(3)	(0.00	)(3)

Distributions to shareholders from:
Net investment income	(0.35)		(0.57)	(0.42)	(0.35)	(0.57)	(0.40)	(0.16)		(0.15)	(0.30)	(0.15)		(0.18)		(0.12)
Net realized gains	—		—	—	—	—	—	—		—	—	—		—		(0.10)

Total distributions	(0.35)		(0.57)	(0.42)	(0.35)	(0.57)	(0.40)	(0.16)		(0.15)	(0.30)	(0.15)		(0.18)		(0.22)

Net asset value, end of period	$45.14		$41.49	$69.40	$45.67	$37.07	$94.16	$34.63		$30.74	$41.48	$25.04		$21.76		$50.90

Total return (4)	9.64%		(39.46)%	52.93%	24.08%	(59.95)%	51.22%	13.19%		(25.56)%	67.00%	15.71%		(56.87)%		38.61%
Net assets, end of period (in 000’s)	$1,015,610		$769,680	$1,131,189	$698,812	$602,423	$819,193	$277,071		$248,972	$489,450	$249,145		$199,101		$279,948
Ratio of expenses to average net assets	0.35	%(5)	0.35%	0.36%	0.35%	0.35%	0.35%	0.35	%(5)	0.35%	0.37%	0.35%		0.35%		0.36%
Ratio of net investment income (loss) to average net assets	1.50	%(5)	1.06%	0.63%	0.78%	1.43%	0.59%	0.91	%(5)	0.39%	0.77%	0.56%		0.75%		0.28%
Portfolio turnover rate (6)	20%		32%	68%	43%	68%	59%	15%		30%	96%	39%		42%		51%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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281

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Exploration & Production ETF							SPDR S&P Pharmaceuticals ETF
	Six Months							Six Months
	Ended							Ended
	12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/12		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08	(Unaudited)		6/30/12	6/30/11		6/30/10	6/30/09	6/30/08

Net asset value, beginning of period	$50.40		$58.77	$39.02	$31.67	$70.10	$45.93	$59.34		$50.89	$38.66		$30.00	$31.08	$35.57

Income (loss) from investment operations:
Net investment income	0.41	(1)	0.44 (1)	0.48 (1)	0.24 (1)	0.29 (1)	0.13	0.82	(1)	0.45 (1)	0.44	(1)	0.38 (1)	0.45 (1)	0.32 (1)
Net realized and unrealized gain (loss) (2)	3.65		(8.37)	19.76	7.38	(38.46)	24.16	(3.33)		8.53	12.40		8.56	(1.07)	(4.51)

Total from investment operations	4.06		(7.93)	20.24	7.62	(38.17)	24.29	(2.51)		8.98	12.84		8.94	(0.62)	(4.19)

Net equalization credits and charges (1)	0.04		0.01	(0.01)	(0.04)	0.02	0.02	(0.04)		0.03	(0.00	)(3)	0.04	0.03	0.03

Distributions to shareholders from:
Net investment income	(0.43)		(0.45)	(0.48)	(0.23)	(0.28)	(0.14)	(0.85)		(0.48)	(0.41)		(0.32)	(0.44)	(0.33)
Net realized gains	—		—	—	—	—	—	—		(0.08)	(0.20)		—	(0.05)	—

Total distributions	(0.43)		(0.45)	(0.48)	(0.23)	(0.28)	(0.14)	(0.85)		(0.56)	(0.61)		(0.32)	(0.49)	(0.33)

Net asset value, end of period	$54.07		$50.40	$58.77	$39.02	$31.67	$70.10	$55.94		$59.34	$50.89		$38.66	$30.00	$31.08

Total return (4)	8.13%		(13.49)%	51.84%	23.92%	(54.44)%	52.99%	(4.39)%		17.86%	33.35%		30.00%	(1.89)%	(11.73)%
Net assets, end of period (in 000’s)	$711,040		$866,842	$593,571	$536,504	$280,282	$311,952	$307,657		$471,793	$244,298		$143,064	$40,499	$9,328
Ratio of expenses to average net assets	0.35	%(5)	0.35%	0.36%	0.35%	0.35%	0.35%	0.35	%(5)	0.35%	0.36%		0.36%	0.36%	0.35%
Ratio of net investment income (loss) to average net assets	1.53	%(5)	0.82%	0.92%	0.60%	0.82%	0.28%	2.78	%(5)	0.86%	0.96%		1.00%	1.59%	0.97%
Portfolio turnover rate (6)	23%		42%	87%	33%	45%	44%	22%		31%	50%		47%	80%	50%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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283

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Retail ETF										SPDR S&P Semiconductor ETF
	Six Months										Six Months
	Ended										Ended
	12/31/12		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended		12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/12	6/30/11	6/30/10		6/30/09		6/30/08		(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08

Net asset value, beginning of period	$59.03		$53.48	$35.65	$27.70		$29.26		$43.54		$44.65		$56.02	$41.86	$33.86	$41.62	$53.22

Income (loss) from investment operations:
Net investment income	0.72	(1)	0.60 (1)	0.46 (1)	0.36	(1)	0.40	(1)	0.37		0.20	(1)	0.43 (1)	0.21 (1)	0.38 (1)	0.35 (1)	0.24
Net realized and unrealized gain (loss) (2)	3.42		5.50	17.69	8.30		(1.70)		(14.39)		0.51		(11.41)	14.30	8.01	(7.84)	(11.58)

Total from investment operations	4.14		6.10	18.15	8.66		(1.30)		(14.02)		0.71		(10.98)	14.51	8.39	(7.49)	(11.34)

Net equalization credits and charges (1)	(0.02)		0.03	0.14	(0.16)		(0.01)		(0.09)		(0.01)		(0.02)	(0.02)	(0.02)	0.02	0.01

Distributions to shareholders from:
Net investment income	(0.78)		(0.58)	(0.46)	(0.55)		(0.43)		(0.31)		(0.21)		(0.37)	(0.33)	(0.37)	(0.29)	(0.27)

Total distributions	(0.78)		(0.58)	(0.46)	(0.55)		(0.43)		(0.31)		(0.21)		(0.37)	(0.33)	(0.37)	(0.29)	(0.27)

Voluntary contribution from Adviser	—		—	—	0.00	(3)	0.18		0.14		—		—	—	—	—	—

Net asset value, end of period	$62.37		$59.03	$53.48	$35.65		$27.70		$29.26		$45.14		$44.65	$56.02	$41.86	$33.86	$41.62

Total return (4)	6.95%		11.56%	51.46%	30.67	%(5)	(3.61	)%(5)	(32.11	)%(5)	1.57%		(19.65)%	34.66%	24.66%	(17.88)%	(21.30)%
Net assets, end of period (in 000’s)	$586,252		$720,212	$548,165	$689,757		$1,018,007		$263,380		$33,852		$37,952	$114,841	$104,662	$103,282	$39,538
Ratio of expenses to average net assets	0.36	%(6)	0.35%	0.36%	0.35%		0.35%		0.35%		0.35	%(6)	0.35%	0.37%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets	2.32	%(6)	1.10%	1.01%	0.99%		1.61%		1.40%		0.91	%(6)	0.89%	0.40%	0.87%	1.12%	0.52%
Portfolio turnover rate (7)	17%		39%	69%	26%		69%		50%		19%		36%	88%	19%	41%	65%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/10, the total return would have decreased by less than 0.005%. If the Adviser had not made a voluntary contribution during the Year Ended 6/30/09, the total return would have been (3.62)%. If the Adviser had not made a voluntary contribution during the Year Ended 6/30/08, the total return would have been (32.44)%.
(6)	Annualized
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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285

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

															SPDR S&P		SPDR S&P
															1500		1500
															Momentum		Value
	SPDR S&P Software & Services ETF				SPDR S&P Telecom ETF					SPDR S&P Transportation ETF					Tilt ETF		Tilt ETF
															For the		For the
	Six Months		For the		Six Months			For the		Six Months			For the		Period		Period
	Ended		Period		Ended			Period		Ended			Period		10/24/12*-		10/24/12*-
	12/31/12		9/28/11*-		12/31/12		Year Ended	1/26/11*-		12/31/12		Year Ended	1/26/11*-		12/31/12		12/31/12
	(Unaudited)		6/30/12		(Unaudited)		6/30/12	6/30/11		(Unaudited)		6/30/12	6/30/11		(Unaudited)		(Unaudited)

Net asset value, beginning of period	$61.48		$50.00		$41.14		$51.59	$51.00		$49.56		$53.08	$50.88		$60.00		$60.00

Income (loss) from investment operations:
Net investment income	0.58	(1)	0.16	(1)	0.77	(1)	0.44 (1)	0.15	(1)	0.34	(1)	0.23 (1)	0.09	(1)	0.30	(1)	0.32	(1)
Net realized and unrealized gain (loss) (2)	2.67		11.47		4.76		(10.42)	0.45		4.24		(3.51)	2.18		0.32		1.05

Total from investment operations	3.25		11.63		5.53		(9.98)	0.60		4.58		(3.28)	2.27		0.62		1.37

Net equalization credits and charges (1)	(0.06)		(0.01)		—		(0.07)	0.13		(0.00	)(3)	(0.01)	0.03		—		—

Distributions to shareholders from:
Net investment income	(0.69)		(0.14)		(1.22)		(0.40)	(0.14)		(0.34)		(0.23)	(0.08)		(0.31)		(0.34)
Net realized gains	(1.47)		—		—		—	—		—		—	—		—		—
Return of capital	—		—		—		—	—		—		—	(0.02)		—		—

Total distributions	(2.16)		(0.14)		(1.22)		(0.40)	(0.14)		(0.34)		(0.23)	(0.10)		(0.31)		(0.34)

Net asset value, end of period	$62.51		$61.48		$45.45		$41.14	$51.59		$53.80		$49.56	$53.08		$60.31		$61.03

Total return (4)	5.10%		23.25%		13.36%		(19.47)%	1.43%		9.23%		(6.14)%	4.52%		1.02%		2.27%
Net assets, end of period (in 000’s)	$12,502		$18,445		$4,545		$4,114	$10,318		$13,450		$12,391	$15,923		$6,031		$6,103
Ratio of expenses to average net assets	0.35	%(5)	0.35	%(5)	0.35	%(5)	0.35%	0.35	%(5)	0.35	%(5)	0.35%	0.35	%(5)	0.35	%(5)	0.35	%(5)
Ratio of net investment income (loss) to average net assets	1.82	%(5)	0.35	%(5)	3.50	%(5)	1.01%	0.67	%(5)	1.33	%(5)	0.50%	0.41	%(5)	2.66	%(5)	2.84	%(5)
Portfolio turnover rate (6)	20%		32%		19%		50%	64%		21%		25%	19%		—	%(7)	—	%(7)

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(7)	Amount shown represents less than 0.5%.

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287

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Wells Fargo Preferred Stock ETF
	Six Months				For the
	Ended				Period
	12/31/12		Year Ended	Year Ended	9/16/09*-
	(Unaudited)		6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$45.21		$45.62	$42.15	$40.00

Income (loss) from investment operations:
Net investment income	1.46	(1)	3.09 (1)	2.98 (1)	2.41	(1)
Net realized and unrealized gain (loss) (2)	(0.16)		(0.84)	3.32	0.95

Total from investment operations	1.30		2.25	6.30	3.36

Net equalization credits and charges (1)	0.08		0.18	0.22	0.63

Distributions to shareholders from:
Net investment income	(1.63)		(2.84)	(3.05)	(1.84)

Total distributions	(1.63)		(2.84)	(3.05)	(1.84)

Net asset value, end of period	$44.96		$45.21	$45.62	$42.15

Total return (3)	3.14%		5.70%	15.64%	10.04%
Net assets, end of period (in 000’s)	$321,453		$253,174	$118,609	$65,340
Ratio of expenses to average net assets	0.45	%(4)	0.45%	0.46%	0.45	%(4)
Ratio of net investment income (loss) to average net assets	6.33	%(4)	6.99%	6.57%	7.25	%(4)
Portfolio turnover rate (5)	30%		69%	26%	22%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

288

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2012 (Unaudited)

1.	Organization

SPDR Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998.

As of December 31, 2012, the Trust offered sixty-five (65) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a “Fund”, collectively as the “Funds”). The financial statements herein relate to the following thirty-six (36) Funds: SPDR Dow Jones Total Market ETF, SPDR Dow Jones Large Cap ETF, SPDR S&P 500 Growth ETF, SPDR S&P 500 Value ETF, SPDR Dow Jones Mid Cap ETF, SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 600 Small Cap ETF, SPDR S&P 600 Small Cap Growth ETF, SPDR S&P 600 Small Cap Value ETF, SPDR Global Dow ETF, SPDR Dow Jones REIT ETF, SPDR S&P Bank ETF (formerly SPDR KBW Bank ETF), SPDR S&P Capital Markets ETF (formerly SPDR KBW Capital Markets ETF), SPDR S&P Insurance ETF (formerly SPDR KBW Insurance ETF), SPDR S&P Mortgage Finance ETF (formerly SPDR KBW Mortgage Finance ETF), SPDR S&P Regional Banking ETF (formerly SPDR KBW Regional Banking ETF), SPDR Morgan Stanley Technology ETF, SPDR S&P Dividend ETF, SPDR S&P Aerospace & Defense ETF, SPDR S&P Biotech ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Homebuilders ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Oil & Gas Exploration & Production ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, SPDR S&P Telecom ETF, SPDR Transportation ETF, SPDR S&P 1500 Momentum Tilt ETF, SPDR S&P 1500 Value Tilt ETF and SPDR Wells Fargo Preferred Stock ETF. Each Fund operates as a non-diversified investment company. The other twenty-nine (29) Funds are included in a separate Semi-Annual Report.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could be material.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of each Fund’s shares will decline, more or less, in correlation with any decline in the value of the Fund’s benchmark index. The values of equity securities could decline generally or could underperform other investments. Generally, a Fund will not sell an equity security because the security’s issuer is in financial trouble, unless that security is removed from the Fund’s respective benchmark index.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Security Valuation

The value of each Fund’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of

289

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgements and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds’ investments by industry.

The following table summarizes the inputs used in valuing the Funds’ investments as of December 31, 2012:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
SPDR Series Trust	Prices	Inputs	Inputs	Total

SPDR Dow Jones Total Market ETF	$444,579,650	$—	$—	$444,579,650
SPDR Dow Jones Large Cap ETF	46,479,180	—	—	46,479,180

290

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
SPDR Series Trust	Prices	Inputs		Inputs	Total

SPDR S&P 500 Growth ETF	$219,352,321	$—		$—	$219,352,321
SPDR S&P 500 Value ETF	118,168,911	—		—	118,168,911
SPDR Dow Jones Mid Cap ETF	83,379,357	—		—	83,379,357
SPDR S&P 400 Mid Cap Growth ETF	72,730,532	—		—	72,730,532
SPDR S&P 400 Mid Cap Value ETF	28,239,620	—		—	28,239,620
SPDR S&P 600 Small Cap ETF	247,880,349	—		—	247,880,349
SPDR S&P 600 Small Cap Growth ETF	176,547,830	—		—	176,547,830
SPDR S&P 600 Small Cap Value ETF	141,642,099	—		—	141,642,099
SPDR Global Dow ETF	91,662,637	—		—	91,662,637
SPDR Dow Jones REIT ETF	1,969,493,836	—		—	1,969,493,836
SPDR S&P Bank ETF	1,801,287,996	—		—	1,801,287,996
SPDR S&P Capital Markets ETF	23,994,835	—		—	23,994,835
SPDR S&P Insurance ETF	148,425,607	—		—	148,425,607
SPDR S&P Mortgage Finance ETF	5,364,961	—		—	5,364,961
SPDR S&P Regional Banking ETF	1,233,763,131	—		—	1,233,763,131
SPDR Morgan Stanley Technology ETF	171,542,787	—		—	171,542,787
SPDR S&P Dividend ETF	9,840,006,368	—		—	9,840,006,368
SPDR S&P Aerospace & Defense ETF	15,150,506	—		—	15,150,506
SPDR S&P Biotech ETF	734,224,786	—		—	734,224,786
SPDR S&P Health Care Equipment ETF	20,003,389	—		—	20,003,389
SPDR S&P Health Care Services ETF	16,362,748	—		—	16,362,748
SPDR S&P Homebuilders ETF	2,382,356,327	—		—	2,382,356,327
SPDR S&P Metals & Mining ETF	1,104,189,306	—		—	1,104,189,306
SPDR S&P Oil & Gas Equipment & Services ETF	302,980,198	—		—	302,980,198
SPDR S&P Oil & Gas Exploration & Production ETF	763,814,757	—	*	—	763,814,757
SPDR S&P Pharmaceuticals ETF	325,335,894	—		—	325,335,894
SPDR S&P Retail ETF	625,847,655	—		—	625,847,655
SPDR S&P Semiconductor ETF	39,097,274	—		—	39,097,274
SPDR S&P Software & Services ETF	16,303,410	—		—	16,303,410
SPDR S&P Telecom ETF	4,654,331	—		—	4,654,331
SPDR S&P Transportation ETF	13,524,013	—		—	13,524,013
SPDR S&P 1500 Momentum Tilt ETF	6,056,623	—		—	6,056,623
SPDR S&P 1500 Value Tilt ETF	6,132,413	—		—	6,132,413
SPDR Wells Fargo Preferred Stock ETF	348,437,162	—		—	348,437,162

*	Fund held Level 2 securities that were valued at $0 at December 31, 2012.

There were no transfers between levels for the period ended December 31, 2012.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis

291

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NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

of such securities. Certain Funds invest in Real Estate Investment Trusts (REITs). REITs will determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a Fund are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

Equalization

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and

292

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, REITs and losses deferred due to wash sales.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

The Funds have reviewed the tax positions for the open tax years as of June 30, 2012 and have determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Funds recognized interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

For the six months ended December 31, 2012, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR Dow Jones Total Market ETF	$5,684,588
SPDR Dow Jones Large Cap ETF	—
SPDR S&P 500 Growth ETF	4,744,855
SPDR S&P 500 Value ETF	—
SPDR Dow Jones Mid Cap ETF	—
SPDR S&P 400 Mid Cap Growth ETF	493,528
SPDR S&P 400 Mid Cap Value ETF	—
SPDR S&P 600 Small Cap ETF	—
SPDR S&P 600 Small Cap Growth ETF	2,187,463
SPDR S&P 600 Small Cap Value ETF	1,668,294
SPDR Global Dow ETF	(333,999)
SPDR Dow Jones REIT ETF	57,441,481
SPDR S&P Bank ETF	46,917,964
SPDR S&P Capital Markets ETF	(1,062,192)
SPDR S&P Insurance ETF	5,145,405
SPDR S&P Mortgage Finance ETF	—
SPDR S&P Regional Banking ETF	50,268,524
SPDR Morgan Stanley Technology ETF	4,001,850
SPDR S&P Dividend ETF	76,246,378
SPDR S&P Aerospace & Defense ETF	711,494
SPDR S&P Biotech ETF	87,664,158
SPDR S&P Health Care Equipment ETF	701,725
SPDR S&P Health Care Services ETF	679,105
SPDR S&P Homebuilders ETF	172,637,063
SPDR S&P Metals & Mining ETF	44,442,453
SPDR S&P Oil & Gas Equipment & Services ETF	11,580,563
SPDR S&P Oil & Gas Exploration & Production ETF	74,662,846
SPDR S&P Pharmaceuticals ETF	45,647,707

293

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR S&P Retail ETF	$63,319,039
SPDR S&P Semiconductor ETF	(677,870)
SPDR S&P Software & Services ETF	1,145,861
SPDR S&P Telecom ETF	—
SPDR S&P Transportation ETF	356,911
SPDR S&P 1500 Momentum Tilt ETF	—
SPDR S&P 1500 Value Tilt ETF	—
SPDR Wells Fargo Preferred Stock ETF	2,972,485

At December 31, 2012, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

								Non-Expiring —	Non-Expiring —
	2013	2014	2015	2016	2017	2018	2019	Short Term	Long Term

SPDR Dow Jones Total Market ETF	$(153,659)	$(4,842,998)	$—	$—	$(1,378,715)	$(4,870,723)	$(1,146,926)	$—	$—
SPDR Dow Jones Large Cap ETF	—	—	—	—	(131,432)	(526,163)	(227,965)	—	(86,355)
SPDR S&P 500 Growth ETF	(309,686)	(3,652,975)	—	—	(6,452,641)	(26,035,843)	(4,526,393)	(51,773)	(9,309,802)
SPDR S&P 500 Value ETF	—	—	—	—	—	(13,363,719)	—	—	—
SPDR Dow Jones Mid Cap ETF	—	—	—	—	—	—	—	—	—
SPDR S&P 400 Mid Cap Growth ETF	—	—	—	—	(1,189,015)	(3,258,647)	—	(85,582)	(1,840,757)
SPDR S&P 400 Mid Cap Value ETF	—	—	—	—	(258,758)	(1,312,574)	—	—	—
SPDR S&P 600 Small Cap ETF	—	—	—	—	—	—	—	—	(510,725)
SPDR S&P 600 Small Cap Growth ETF	—	—	—	—	(2,152,440)	(4,620,622)	(597,565)	—	(13,909,318)
SPDR S&P 600 Small Cap Value ETF	—	—	—	—	—	(4,540,155)	—	—	(1,256,290)
SPDR Global Dow ETF	—	—	(282,717)	—	(12,535,918)	(9,895,403)	(1,919,341)	—	(5,393,973)
SPDR Dow Jones REIT ETF	—	—	—	—	(1,122,565)	(192,486,170)	(41,263,965)	—	(63,530,134)
SPDR S&P Bank ETF	—	—	—	(435,385)	(118,852,502)	(300,189,040)	(58,102,723)	(160,618,353)	(179,889,024)
SPDR S&P Capital Markets ETF	—	—	—	(9,042,847)	(23,772,407)	(28,551,883)	(3,599,019)	(2,091,546)	(18,161,491)
SPDR S&P Insurance ETF	—	—	—	(514,950)	(1,401,569)	(15,750,318)	(2,228,942)	(8,924,643)	(12,584,216)
SPDR S&P Mortgage Finance ETF	—	—	—	—	—	—	(4,121)	(522,029)	(541,405)
SPDR S&P Regional Banking ETF	—	—	—	—	(24,075,194)	(150,464,974)	(69,415,296)	(10,910,095)	(122,351,768)
SPDR Morgan Stanley Technology ETF	(8,746,932)	(3,784,746)	(2,360,832)	(745,443)	(2,659,957)	(20,984,667)	—	(347,105)	(11,067,251)
SPDR S&P Dividend ETF	—	—	—	—	—	(20,923,750)	(11,266,407)	—	—
SPDR S&P Aerospace & Defense ETF	—	—	—	—	—	—	—	—	—
SPDR S&P Biotech ETF	—	—	(2,145,212)	(733,614)	(24,363,945)	(73,086,286)	(31,726,818)	(16,250,473)	(32,470,397)
SPDR S&P Health Care Equipment ETF	—	—	—	—	—	—	—	—	—
SPDR S&P Health Care Services ETF	—	—	—	—	—	—	—	—	—
SPDR S&P Homebuilders ETF	—	—	(4,745,039)	(8,203,751)	(24,813,335)	(116,404,014)	(6,579,404)	(49,354,688)	(43,104,204)
SPDR S&P Metals & Mining ETF	—	—	(104,652)	—	(49,841,508)	(215,129,022)	(37,272,818)	(142,380,127)	(57,608,684)
SPDR S&P Oil & Gas Equipment & Services ETF	—	—	—	—	(1,830,538)	(54,465,863)	(10,490,714)	(16,208,120)	(3,563,911)

294

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

								Non-Expiring —	Non-Expiring —
	2013	2014	2015	2016	2017	2018	2019	Short Term	Long Term

SPDR S&P Oil & Gas Exploration & Production ETF	$—	$—	$—	$—	$(11,779,459)	$(112,377,725)	$(24,606,261)	$(91,846,768)	$(21,712,807)
SPDR S&P Pharmaceuticals ETF	—	—	—	—	—	—	—	—	—
SPDR S&P Retail ETF	—	—	—	(1,022,978)	(250,690)	(32,271,270)	(5,453,137)	(35,812,546)	(2,047,801)
SPDR S&P Semiconductor ETF	—	—	(1,832,423)	—	(12,113,199)	(5,691,659)	(1,965,596)	(12,762,146)	(2,316,368)
SPDR S&P Software & Services ETF	—	—	—	—	—	—	—	—	—
SPDR S&P Telecom ETF	—	—	—	—	—	—	—	(997,870)	(103,701)
SPDR S&P Transportation ETF	—	—	—	—	—	—	—	(728,484)	(51,140)
SPDR S&P 1500 Momentum Tilt ETF	—	—	—	—	—	—	—	—	—
SPDR S&P 1500 Value Tilt ETF	—	—	—	—	—	—	—	—	—
SPDR Wells Fargo Preferred Stock ETF	—	—	—	—	—	(18,976)	(173,528)	(1,845,404)	(636,000)

During the tax year ended June 30, 2012, the Funds utilized/expired capital loss carryforwards in the following amounts:

	Amount Utilized	Amount Expired

SPDR Dow Jones Total Market ETF	$209,466	$1,139,028
SPDR S&P 500 Growth ETF	—	2,821,107
SPDR S&P 500 Value ETF	4,289,002	—
SPDR S&P 400 Mid Cap Value ETF	19,723	—
SPDR Global Dow ETF	—	984,760
SPDR Morgan Stanley Technology ETF	—	19,143,628
SPDR S&P Dividend ETF	70,701,386	—

Under current tax laws, certain capital and foreign currency losses realized after October 31 and ordinary income losses realized after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected for federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR Dow Jones Total Market ETF	$(598,566)	$—
SPDR Dow Jones Large Cap ETF	—	—
SPDR S&P 500 Growth ETF	—	—
SPDR S&P 500 Value ETF	—	—
SPDR Dow Jones Mid Cap ETF	—	—
SPDR S&P 400 Mid Cap Growth ETF	—	—
SPDR S&P 400 Mid Cap Value ETF	—	—
SPDR S&P 600 Small Cap ETF	—	—
SPDR S&P 600 Small Cap Growth ETF	—	—
SPDR S&P 600 Small Cap Value ETF	—	—
SPDR Global Dow ETF	—	—
SPDR Dow Jones REIT ETF	—	—
SPDR S&P Bank ETF	—	—
SPDR S&P Capital Markets ETF	—	—

295

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR S&P Insurance ETF	$—	$—
SPDR S&P Mortgage Finance ETF	—	—
SPDR S&P Regional Banking ETF	—	—
SPDR Morgan Stanley Technology ETF	—	—
SPDR S&P Dividend ETF	—	—
SPDR S&P Aerospace & Defense ETF	—	—
SPDR S&P Biotech ETF	—	—
SPDR S&P Health Care Equipment ETF	—	—
SPDR S&P Health Care Services ETF	—	—
SPDR S&P Homebuilders ETF	—	—
SPDR S&P Metals & Mining ETF	—	—
SPDR S&P Oil & Gas Equipment & Services ETF	—	—
SPDR S&P Oil & Gas Exploration & Production ETF	—	—
SPDR S&P Pharmaceuticals ETF	(5,299,413)	—
SPDR S&P Retail ETF	—	—
SPDR S&P Semiconductor ETF	—	—
SPDR S&P Software & Services ETF	—	—
SPDR S&P Telecom ETF	—	—
SPDR S&P Transportation ETF	—	—
SPDR S&P 1500 Momentum Tilt ETF	—	—
SPDR S&P 1500 Value Tilt ETF	—	—
SPDR Wells Fargo Preferred Stock ETF	—	—

Distributions

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders quarterly. The Trust declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

3.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

Advisory Fee

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate

SPDR Dow Jones Total Market ETF	0.20%
SPDR Dow Jones Large Cap ETF	0.20
SPDR S&P 500 Growth ETF	0.20
SPDR S&P 500 Value ETF	0.20
SPDR Dow Jones Mid Cap ETF	0.25
SPDR S&P 400 Mid Cap Growth ETF	0.25

296

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

Annual Rate

SPDR S&P 400 Mid Cap Value ETF	0.25%
SPDR S&P 600 Small Cap ETF	0.20
SPDR S&P 600 Small Cap Growth ETF	0.25
SPDR S&P 600 Small Cap Value ETF	0.25
SPDR Global Dow ETF	0.50
SPDR Dow Jones REIT ETF	0.25
SPDR S&P Bank ETF	0.35
SPDR S&P Capital Markets ETF	0.35
SPDR S&P Insurance ETF	0.35
SPDR S&P Mortgage Finance ETF	0.35
SPDR S&P Regional Banking ETF	0.35
SPDR Morgan Stanley Technology ETF	0.50
SPDR S&P Dividend ETF	0.35
SPDR S&P Aerospace & Defense ETF	0.35
SPDR S&P Biotech ETF	0.35
SPDR S&P Health Care Equipment ETF	0.35
SPDR S&P Health Care Services ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF	0.35
SPDR S&P Software & Services ETF	0.35
SPDR S&P Telecom ETF	0.35
SPDR S&P Transportation ETF	0.35
SPDR S&P 1500 Momentum Tilt ETF	0.35
SPDR S&P 1500 Value Tilt ETF	0.35
SPDR Wells Fargo Preferred Stock ETF	0.45

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser. See also Note 4.

State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSgA FM serves as the investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

297

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

For the period ended December 31, 2012, State Street earned securities lending agent fees from the following Funds:

Securities Lending
Agent Fees

SPDR Dow Jones Total Market ETF	$9,051
SPDR Dow Jones Large Cap ETF	1,164
SPDR S&P 500 Growth ETF	1,623
SPDR S&P 500 Value ETF	1,870
SPDR Dow Jones Mid Cap ETF	5,211
SPDR S&P 400 Mid Cap Growth ETF	3,554
SPDR S&P 400 Mid Cap Value ETF	1,701
SPDR S&P 600 Small Cap ETF	19,088
SPDR S&P 600 Small Cap Growth ETF	21,042
SPDR S&P 600 Small Cap Value ETF	7,319
SPDR Global Dow ETF	3,662
SPDR Dow Jones REIT ETF	18,994
SPDR S&P Bank ETF	19,776
SPDR S&P Capital Markets ETF	2,419
SPDR S&P Insurance ETF	1,420
SPDR S&P Mortgage Finance ETF	221
SPDR S&P Regional Banking ETF	27,344
SPDR Morgan Stanley Technology ETF	6,890
SPDR S&P Dividend ETF	343,815
SPDR S&P Aerospace & Defense ETF	1,267
SPDR S&P Biotech ETF	270,010
SPDR S&P Health Care Equipment ETF	—
SPDR S&P Health Care Services ETF	527
SPDR S&P Homebuilders ETF	87,775
SPDR S&P Metals & Mining ETF	117,972
SPDR S&P Oil & Gas Equipment & Services ETF	80,454
SPDR S&P Oil & Gas Exploration & Production ETF	214,411
SPDR S&P Pharmaceuticals ETF	37,644
SPDR S&P Retail ETF	169,505
SPDR S&P Semiconductor ETF	5,066
SPDR S&P Software & Services ETF	1,876
SPDR S&P Telecom ETF	—
SPDR S&P 1500 Momentum Tilt ETF	—
SPDR S&P 1500 Value Tilt ETF	—
SPDR Wells Fargo Preferred Stock ETF	29,731

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund, with the exception of SPDR Dow Jones Total Market ETF, is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board of Trustees has

298

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

determined that no such payments will be made through at least October 31, 2013 and therefore no such payments have been made.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

Trustees’ Fees

The Trust, SSgA Master Trust, SSgA Active ETF Trust and SPDR Index Shares Funds pay, in the aggregate, each Independent Trustee an annual fee of $150,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

The Funds listed below have invested in an affiliated company, State Street Corp. Amounts relating to these investments at December 31, 2012 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 6/30/12	6/30/12	Cost	Shares	Proceeds	Shares	at 12/31/12	12/31/12	Income	Gain/(Loss)

SPDR Dow Jones Total Market ETF	14,451	$645,093	$—	—	$21,393	519	13,932	$654,943	$6,687	$52
SPDR Dow Jones Large Cap ETF	1,571	70,129	—	—	4,372	100	1,471	69,152	706	(3,189)
SPDR S&P 500 Value ETF	8,598	383,815	40,013	882	41,502	900	8,580	403,346	4,099	397
SPDR S&P Capital Markets ETF	14,765	659,110	928,177	22,178	1,034,983	25,126	11,817	555,517	5,888	(138,482)
SPDR S&P 1500 Momentum Tilt ETF	—	—	4,072	92	—	—	92	4,325	22	—
SPDR S&P 1500 Value Tilt ETF	—	—	7,790	176	—	—	176	8,274	42	—
SPDR Wells Fargo Preferred Stock ETF	—	—	2,497,719	99,167	309,740	12,304.00	86,863	2,207,189	34,362	(1,164)

The Funds listed below had affiliated investments as a result of owning 5% or more of each company’s outstanding voting securities. Amounts relating to these investments at December 31, 2012 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Dividend ETF	at 6/30/12	6/30/12	Cost	Shares	Proceeds	Shares	at 12/31/12	12/31/12	Income	Gain/(Loss)

Leggett & Platt, Inc.	13,095,592	$276,709,859	$10,068,986	402,082	$136,242,642	5,929,663	7,568,011	$206,001,259	$4,891,424	$2,933,416
Pitney Bowes, Inc.	23,671,553	354,363,148	9,475,749	747,753	99,486,213	7,321,525	17,097,781	181,920,390	13,601,800	(62,394,288)

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Homebuilders ETF	at 6/30/12	6/30/12	Cost	Shares	Proceeds	Shares	at 12/31/12	12/31/12	Income	Gain/(Loss)

Ethan Allen Interiors, Inc.	1,034,004	$29,892,815	$33,696,374	1,321,250	$18,031,224	711,640	1,643,614	$42,257,316	$970,179	$2,032,911
Hovnanian Enterprises, Inc.	—	—	95,416,500	13,668,760	4,924,120	723,529	12,945,231	90,616,617	—	(81,977)
Lumber Liquidators Holdings, Inc.	1,251,506	42,288,388	56,496,461	1,147,949	49,888,381	997,805	1,401,650	74,049,170	—	16,160,519
M/I Homes, Inc.	—	—	37,027,053	1,444,060	1,954,244	76,406	1,367,654	36,242,831	—	348
Select Comfort Corp.	1,815,965	37,989,988	63,728,441	2,350,600	38,042,190	1,363,903	2,802,662	73,345,664		3,694,109

299

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Metals & Mining ETF	at 6/30/12	6/30/12	Cost	Shares	Proceeds	Shares	at 12/31/12	12/31/12	Income	Gain/(Loss)

AK Steel Holding Corp.	3,848,751	$22,592,168	$48,643,132	9,542,922	$29,785,245	5,838,711	7,552,962	$34,743,625	$—	$99,860

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”) The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSgA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund and/or Prime Portfolio at December 31, 2012 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/12	Cost	Shares	Proceeds	Shares	12/31/12	Income	Gain/(Loss)

SPDR Dow Jones Total Market ETF	$1,035,436	$9,659,935	9,659,935	$6,814,466	6,814,466	$3,880,905	$1,887	$—
SPDR Dow Jones Large Cap ETF	51,634	1,089,428	1,089,428	763,922	763,922	377,140	104	—
SPDR S&P 500 Growth ETF	384,557	4,810,454	4,810,454	3,298,417	3,298,417	1,896,594	473	—
SPDR S&P 500 Value ETF	233,121	3,305,289	3,305,289	2,153,344	2,153,344	1,385,066	275	—
SPDR Dow Jones Mid Cap ETF	105,351	3,121,948	3,121,948	2,069,686	2,069,686	1,157,613	196	—
SPDR S&P 400 Mid Cap Growth ETF	45,712	2,291,258	2,291,258	1,890,139	1,890,139	446,831	140	—
SPDR S&P 400 Mid Cap Value ETF	50,273	957,929	957,929	566,290	566,290	441,912	69	—
SPDR S&P 600 Small Cap ETF	163,838	6,399,569	6,399,569	4,129,579	4,129,579	2,433,828	470	—
SPDR S&P 600 Small Cap Growth ETF	195,301	5,585,438	5,585,438	3,773,959	3,773,959	2,006,780	294	—
SPDR S&P 600 Small Cap Value ETF	184,093	3,988,121	3,988,121	2,509,749	2,509,749	1,662,465	228	—
SPDR Global Dow ETF	19,187	1,934,373	1,934,373	1,350,839	1,350,839	602,721	78	—
SPDR Dow Jones REIT ETF	4,040,861	63,059,574	63,059,574	47,006,498	47,006,498	20,093,937	2,431	—
SPDR S&P Bank ETF	1,868,819	39,027,201	39,027,201	19,940,413	19,940,413	20,955,607	3,787	—
SPDR S&P Capital Markets ETF	75,427	890,812	890,812	479,222	479,222	487,017	83	—
SPDR S&P Insurance ETF	34,077	3,132,355	3,132,355	1,177,764	1,177,764	1,988,668	205	—
SPDR S&P Mortgage Finance ETF	3,673	144,619	144,619	64,516	64,516	83,776	14	—
SPDR S&P Regional Banking ETF	969,167	24,194,765	24,194,765	15,352,146	15,352,146	9,811,786	2,670	—
SPDR Morgan Stanley Technology ETF	182,957	1,419,803	1,419,803	780,417	780,417	822,343	280	—
SPDR S&P Dividend ETF	13,086,860	289,805,901	289,805,901	179,692,117	179,692,117	123,200,644	23,967	—
SPDR S&P Aerospace & Defense ETF	33,594	987,548	987,548	763,230	763,230	257,912	47	—
SPDR S&P Biotech ETF	1,272,065	12,017,922	12,017,922	11,467,415	11,467,415	1,822,572	878	—
SPDR S&P Health Care Equipment ETF	52,246	405,328	405,328	66,392	66,392	391,182	76	—
SPDR S&P Health Care Services ETF	18,111	755,693	755,693	211,283	211,283	562,521	47	—
SPDR S&P Homebuilders ETF	305,484	15,697,671	15,697,671	5,295,464	5,295,464	10,707,691	1,845	—
SPDR S&P Metals & Mining ETF	740,479	11,495,543	11,495,543	6,359,461	6,359,461	5,876,561	1,763	—
SPDR S&P Oil & Gas Equipment & Services ETF	510,337	2,483,237	2,483,237	1,199,690	1,199,690	1,793,884	468	—
SPDR S&P Oil & Gas Exploration & Production ETF	3,382,722	10,212,294	10,212,294	6,666,542	6,666,542	6,928,474	1,798	—
SPDR S&P Pharmaceuticals ETF	60,156	28,961,660	28,961,660	27,371,397	27,371,397	1,650,419	1,010	—
SPDR S&P Retail ETF	100	15,709,243	15,709,243	8,222,668	8,222,668	7,486,675	1,570	—

300

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/12	Cost	Shares	Proceeds	Shares	12/31/12	Income	Gain/(Loss)

SPDR S&P Semiconductor ETF	$25,945	$321,254	321,254	$174,198	174,198	$173,001	$37	$—
SPDR S&P Software & Services ETF	17,482	761,872	761,872	293,499	293,499	485,855	57	—
SPDR S&P Telecom ETF	3,970	162,829	162,829	45,550	45,550	121,249	14	—
SPDR S&P Transportation ETF	2,723	373,131	373,131	280,665	280,665	95,189	26	—
SPDR S&P 1500 Momentum Tilt ETF	—	50,381	50,381	5,912	5,912	44,469	5	—
SPDR S&P 1500 Value Tilt ETF	—	55,621	55,621	9,061	9,061	46,560	7	—
SPDR Wells Fargo Preferred Stock ETF	556,574	47,408,370	47,408,370	41,685,831	41,685,831	6,279,113	1,442	—

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/12	Cost	Shares	Proceeds	Shares	12/31/12	Income	Gain/(Loss)

SPDR Dow Jones Total Market ETF	$25,599,732	$21,488,871	21,488,871	$36,023,412	36,023,412	$11,065,191	$51,312	$—
SPDR Dow Jones Large Cap ETF	7,527,062	22,660,401	22,660,401	27,388,783	27,388,783	2,798,680	6,646	—
SPDR S&P 500 Growth ETF	9,781,869	28,392,861	28,392,861	36,279,789	36,279,789	1,894,941	8,675	—
SPDR S&P 500 Value ETF	6,556,293	32,116,431	32,116,431	36,496,443	36,496,443	2,176,281	10,563	—
SPDR Dow Jones Mid Cap ETF	8,890,620	13,359,596	13,359,596	16,034,889	16,034,889	6,215,327	29,497	—
SPDR S&P 400 Mid Cap Growth ETF	8,483,285	15,696,155	15,696,155	19,831,916	19,831,916	4,347,524	20,146	—
SPDR S&P 400 Mid Cap Value ETF	6,057,766	16,749,292	16,749,292	18,803,711	18,803,711	4,003,347	9,629	—
SPDR S&P 600 Small Cap ETF	35,735,740	21,071,837	21,071,837	40,058,902	40,058,902	16,748,675	108,001	—
SPDR S&P 600 Small Cap Growth ETF	22,607,900	28,217,918	28,217,918	39,883,106	39,883,106	10,942,712	119,232	—
SPDR S&P 600 Small Cap Value ETF	19,171,041	17,333,914	17,333,914	28,017,014	28,017,014	8,487,941	41,395	—
SPDR Global Dow ETF	2,968,835	10,755,229	10,755,229	11,511,293	11,511,293	2,212,771	20,630	—
SPDR Dow Jones REIT ETF	133,282,910	390,506,889	390,506,889	460,419,193	460,419,193	63,370,606	107,614	—
SPDR S&P Bank ETF	100,604,882	206,952,740	206,952,740	203,326,249	203,326,249	104,231,373	112,049	—
SPDR S&P Capital Markets ETF	6,047,169	20,483,343	20,483,343	23,329,656	23,329,656	3,200,856	13,711	—
SPDR S&P Insurance ETF	8,166,300	55,112,750	55,112,750	59,807,160	59,807,160	3,471,890	8,043	—
SPDR S&P Mortgage Finance ETF	1,006,471	4,450,356	4,450,356	4,429,679	4,429,679	1,027,148	1,248	—
SPDR S&P Regional Banking ETF	128,355,506	155,280,294	155,280,294	219,280,295	219,280,295	64,355,505	154,924	—
SPDR Morgan Stanley Technology ETF	13,936,861	86,085,619	86,085,619	92,840,228	92,840,228	7,182,252	38,294	—
SPDR S&P Dividend ETF	923,885,678	1,305,343,413	1,305,343,413	1,883,226,052	1,883,226,052	346,003,039	1,909,095	—
SPDR S&P Aerospace & Defense ETF	3,569,434	27,700,457	27,700,457	29,109,288	29,109,288	2,160,603	7,170	—
SPDR S&P Biotech ETF	150,735,091	219,783,169	219,783,169	266,719,848	266,719,848	103,798,412	1,530,001	—
SPDR S&P Health Care Services ETF	2,548,666	12,434,853	12,434,853	12,395,455	12,395,455	2,588,064	2,992	—
SPDR S&P Homebuilders ETF	207,781,566	506,194,980	506,194,980	547,809,765	547,809,765	166,166,781	496,120	—
SPDR S&P Metals & Mining ETF	125,083,465	295,508,705	295,508,705	336,077,131	336,077,131	84,515,039	653,742	—
SPDR S&P Oil & Gas Equipment & Services ETF	36,495,540	78,949,660	78,949,660	90,387,333	90,387,333	25,057,867	455,892	—
SPDR S&P Oil & Gas Exploration & Production ETF	117,389,967	242,582,865	242,582,865	312,281,500	312,281,500	47,691,332	1,212,802	—
SPDR S&P Pharmaceuticals ETF	43,840,387	98,288,786	98,288,786	125,724,987	125,724,987	16,404,186	212,386	—
SPDR S&P Retail ETF	79,692,306	217,957,930	217,957,930	263,460,552	263,460,552	34,189,684	957,008	—
SPDR S&P Semiconductor ETF	7,241,651	40,100,966	40,100,966	42,221,250	42,221,250	5,121,367	18,183	—
SPDR S&P Software & Services ETF	5,109,432	9,770,748	9,770,748	11,535,056	11,535,056	3,345,124	10,632	—
SPDR Wells Fargo Preferred Stock ETF	37,501,994	131,909,933	131,909,933	147,702,819	147,702,819	21,709,108	168,486	—

301

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

4.	Shareholder Transactions

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees ranging from $250 to $4,500 are charged to Authorized Participants for transactions on a given day regardless of the number of Creation Units that are created or redeemed on the same day. An additional fee, including a variable fee, may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at December 31, 2012 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Dow Jones Total Market ETF	$415,834,887	$50,880,259	$22,135,496	$28,744,763
SPDR Dow Jones Large Cap ETF	41,188,794	6,825,115	1,534,729	5,290,386
SPDR S&P 500 Growth ETF	176,009,182	44,520,188	1,177,049	43,343,139
SPDR S&P 500 Value ETF	116,106,942	10,223,106	8,161,137	2,061,969
SPDR Dow Jones Mid Cap ETF	73,242,580	13,547,538	3,410,761	10,136,777
SPDR S&P 400 Mid Cap Growth ETF	64,226,887	10,273,772	1,770,127	8,503,645
SPDR S&P 400 Mid Cap Value ETF	27,501,340	1,960,739	1,222,459	738,280
SPDR S&P 600 Small Cap ETF	235,690,158	23,547,887	11,357,696	12,190,191
SPDR S&P 600 Small Cap Growth ETF	157,206,207	23,786,920	4,445,297	19,341,623
SPDR S&P 600 Small Cap Value ETF	144,013,909	7,679,978	10,051,788	(2,371,810)
SPDR Global Dow ETF	99,912,734	7,384,925	15,635,022	(8,250,097)
SPDR Dow Jones REIT ETF	1,791,031,358	252,845,841	74,383,363	178,462,478
SPDR S&P Bank ETF	1,827,580,119	63,606,785	89,898,908	(26,292,123)
SPDR S&P Capital Markets ETF	27,437,386	760,091	4,202,642	(3,442,551)
SPDR S&P Insurance ETF	148,496,216	3,554,794	3,625,403	(70,609)
SPDR S&P Mortgage Finance ETF	4,483,322	914,460	32,821	881,639
SPDR S&P Regional Banking ETF	1,282,242,057	14,940,767	63,419,693	(48,478,926)
SPDR Morgan Stanley Technology ETF	176,240,990	21,316,451	26,014,654	(4,698,203)
SPDR S&P Dividend ETF	8,875,878,128	1,168,592,781	204,464,541	964,128,240
SPDR S&P Aerospace & Defense ETF	13,688,921	1,564,411	102,826	1,461,585
SPDR S&P Biotech ETF	758,392,636	40,549,519	64,717,369	(24,167,850)
SPDR S&P Health Care Equipment ETF	20,019,417	1,625,815	1,641,843	(16,028)
SPDR S&P Health Care Services ETF	15,633,239	890,547	161,038	729,509
SPDR S&P Homebuilders ETF	2,199,943,160	210,940,058	28,526,891	182,413,167
SPDR S&P Metals & Mining ETF	1,346,660,999	9,343,884	251,815,577	(242,471,693)
SPDR S&P Oil & Gas Equipment & Services ETF	334,992,880	9,300,817	41,313,499	(32,012,682)
SPDR S&P Oil & Gas Exploration & Production ETF	938,218,523	7,527,798	181,931,564	(174,403,766)
SPDR S&P Pharmaceuticals ETF	333,604,755	16,319,776	24,588,637	(8,268,861)
SPDR S&P Retail ETF	703,139,031	1,536,515	78,827,891	(77,291,376)

302

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR S&P Semiconductor ETF	$42,537,096	$1,143,516	$4,583,338	$(3,439,822)
SPDR S&P Software & Services ETF	16,090,401	1,280,319	1,067,310	213,009
SPDR S&P Telecom ETF	5,367,927	290,632	1,004,228	(713,596)
SPDR S&P Transportation ETF	12,722,478	1,408,344	606,809	801,535
SPDR S&P 1500 Momentum Tilt ETF	6,025,708	189,399	158,484	30,915
SPDR S&P 1500 Value Tilt ETF	6,028,871	231,277	127,735	103,542
SPDR Wells Fargo Preferred Stock ETF	345,010,322	5,633,473	2,206,633	3,426,840

6.	Investment Transactions

For the six months ended December 31, 2012, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/loss as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR Dow Jones Total Market ETF	$—	$15,657,772	$5,684,588
SPDR S&P 500 Growth ETF	6,418,248	16,094,794	4,744,855
SPDR S&P 500 Value ETF	10,568,415	—	—
SPDR S&P 400 Mid Cap Growth ETF	4,205,606	3,933,735	493,528
SPDR S&P 600 Small Cap ETF	33,111,461	—	—
SPDR S&P 600 Small Cap Growth ETF	19,011,117	12,275,284	2,187,463
SPDR S&P 600 Small Cap Value ETF	7,105,413	7,811,599	1,668,294
SPDR Global Dow ETF	—	10,005,622	(333,999)
SPDR Dow Jones REIT ETF	133,284,871	200,458,593	57,441,481
SPDR S&P Bank ETF	688,924,377	561,040,981	46,917,964
SPDR S&P Capital Markets ETF	30,827,073	34,891,988	(1,062,192)
SPDR S&P Insurance ETF	105,346,595	64,532,636	5,145,405
SPDR S&P Regional Banking ETF	1,003,269,025	1,024,813,841	50,268,524
SPDR Morgan Stanley Technology ETF	3,269,750	16,891,295	4,001,849
SPDR S&P Dividend ETF	351,844,193	461,675,351	76,246,379
SPDR S&P Aerospace & Defense ETF	—	3,199,711	711,494
SPDR S&P Biotech ETF	408,280,497	408,156,689	87,664,158
SPDR S&P Health Care Equipment ETF	3,016,448	5,566,849	701,725
SPDR S&P Health Care Services ETF	6,618,540	3,325,319	679,105
SPDR S&P Homebuilders ETF	1,512,322,539	970,453,646	172,637,063
SPDR S&P Metals & Mining ETF	1,244,557,529	1,049,379,332	44,442,453
SPDR S&P Oil & Gas Equipment & Services ETF	110,539,037	115,709,381	11,580,563
SPDR S&P Oil & Gas Exploration & Production ETF	2,524,769,442	2,744,555,644	74,662,846
SPDR S&P Pharmaceuticals ETF	50,613,435	190,491,007	45,647,707
SPDR S&P Retail ETF	3,025,841,743	3,206,002,673	63,319,039
SPDR S&P Semiconductor ETF	105,231,723	109,812,320	(677,870)
SPDR S&P Software & Services ETF	—	6,403,838	1,145,861
SPDR S&P Transportation ETF	2,543,249	2,486,129	356,911

303

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR S&P 1500 Momentum Tilt ETF	$5,993,423	$—	$—
SPDR S&P 1500 Value Tilt ETF	5,983,946	—	—
SPDR Wells Fargo Preferred Stock ETF	107,411,242	36,576,611	2,972,485

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes in Net Assets. The table represents the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction.

For the six months ended December 31, 2012, the Trust had purchases and sales of investment securities as follows:

	Purchases	Sales

SPDR Dow Jones Total Market ETF	$4,303,459	$2,675,362
SPDR Dow Jones Large Cap ETF	1,269,404	1,254,337
SPDR S&P 500 Growth ETF	57,540,618	57,698,438
SPDR S&P 500 Value ETF	33,744,118	34,048,773
SPDR Dow Jones Mid Cap ETF	8,637,697	8,972,615
SPDR S&P 400 Mid Cap Growth ETF	23,912,570	23,422,527
SPDR S&P 400 Mid Cap Value ETF	8,277,205	8,437,533
SPDR S&P 600 Small Cap ETF	10,083,438	9,204,432
SPDR S&P 600 Small Cap Growth ETF	62,849,238	62,278,382
SPDR S&P 600 Small Cap Value ETF	50,424,872	50,182,128
SPDR Global Dow ETF	10,908,758	11,426,540
SPDR Dow Jones REIT ETF	89,593,262	91,456,029
SPDR S&P Bank ETF	152,724,110	159,302,284
SPDR S&P Capital Markets ETF	2,987,081	3,164,850
SPDR S&P Insurance ETF	12,392,629	12,791,990
SPDR S&P Mortgage Finance ETF	761,319	792,332
SPDR S&P Regional Banking ETF	187,662,864	187,002,936
SPDR Morgan Stanley Technology ETF	46,372,254	46,443,084
SPDR S&P Dividend ETF	2,697,543,124	2,713,077,288
SPDR S&P Aerospace & Defense ETF	3,044,665	3,125,546
SPDR S&P Biotech ETF	202,505,855	202,043,854
SPDR S&P Health Care Equipment ETF	3,635,216	3,930,760
SPDR S&P Health Care Services ETF	2,587,854	2,944,476
SPDR S&P Homebuilders ETF	341,612,829	344,720,716
SPDR S&P Metals & Mining ETF	176,741,151	178,681,717
SPDR S&P Oil & Gas Equipment & Services ETF	42,261,725	42,668,136
SPDR S&P Oil & Gas Exploration & Production ETF	185,915,829	184,711,995
SPDR S&P Pharmaceuticals ETF	103,457,442	86,781,039
SPDR S&P Retail ETF	117,752,114	118,994,029
SPDR S&P Semiconductor ETF	7,477,176	6,585,516
SPDR S&P Software & Services ETF	3,159,201	3,439,877
SPDR S&P Telecom ETF	820,204	962,488

304

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

	Purchases	Sales

SPDR S&P Transportation ETF	$2,602,833	$2,620,061
SPDR S&P 1500 Momentum Tilt ETF	7,035	15,727
SPDR S&P 1500 Value Tilt ETF	14,095	14,810
SPDR Wells Fargo Preferred Stock ETF	86,882,075	89,012,498

For the six months ended December 31, 2012, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.	Concentration of Risk

A Fund’s assets may be concentrated in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

8.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral held with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of December 31, 2012 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

9. Recent Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

305

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2012 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested on July 1, 2012 and held for the six months ended December 31, 2012.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $500 to $12,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/12 to
Actual	Expense Ratio	7/1/12	12/31/12	12/31/12

SPDR Dow Jones Total Market ETF	0.20%	$1,000	$1,061.00	$1.04
SPDR Dow Jones Large Cap ETF	0.20	1,000	1,060.00	1.04
SPDR S&P 500 Growth ETF	0.20	1,000	1,040.90	1.03
SPDR S&P 500 Value ETF	0.20	1,000	1,079.00	1.05
SPDR Dow Jones Mid Cap ETF	0.25	1,000	1,093.70	1.32
SPDR S&P 400 Mid Cap Growth ETF	0.25	1,000	1,087.20	1.32
SPDR S&P 400 Mid Cap Value ETF	0.25	1,000	1,091.80	1.32
SPDR S&P 600 Small Cap ETF	0.20	1,000	1,076.40	1.05
SPDR S&P 600 Small Cap Growth ETF	0.25	1,000	1,053.60	1.29
SPDR S&P 600 Small Cap Value ETF	0.25	1,000	1,100.60	1.32
SPDR Global Dow ETF	0.50	1,000	1,099.60	2.65
SPDR Dow Jones REIT ETF	0.25	1,000	1,017.90	1.27
SPDR S&P Bank ETF	0.35	1,000	1,093.90	1.85
SPDR S&P Capital Markets ETF	0.35	1,000	1,127.70	1.88

306

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2012 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/12 to
Actual	Expense Ratio	7/1/12	12/31/12	12/31/12

SPDR S&P Insurance ETF	0.35%	$1,000	$1,096.20	$1.85
SPDR S&P Mortgage Finance ETF	0.35	1,000	1,127.70	1.88
SPDR S&P Regional Banking ETF	0.35	1,000	1,035.30	1.80
SPDR Morgan Stanley Technology ETF	0.50	1,000	1,069.50	2.61
SPDR S&P Dividend ETF	0.35	1,000	1,063.00	1.82
SPDR S&P Aerospace & Defense ETF	0.35	1,000	1,101.50	1.85
SPDR S&P Biotech ETF	0.35	1,000	996.80	1.76
SPDR S&P Health Care Equipment ETF	0.35	1,000	998.10	1.76
SPDR S&P Health Care Services ETF	0.35	1,000	1,110.80	1.86
SPDR S&P Homebuilders ETF	0.35	1,000	1,250.10	1.99
SPDR S&P Metals & Mining ETF	0.35	1,000	1,096.40	1.85
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	1,000	1,131.90	1.88
SPDR S&P Oil & Gas Exploration & Production ETF	0.35	1,000	1,081.30	1.84
SPDR S&P Pharmaceuticals ETF	0.35	1,000	956.10	1.73
SPDR S&P Retail ETF	0.36	1,000	1,069.50	1.88
SPDR S&P Semiconductor ETF	0.35	1,000	1,015.70	1.78
SPDR S&P Software & Services ETF	0.35	1,000	1,051.00	1.81
SPDR S&P Telecom ETF	0.35	1,000	1,133.60	1.88
SPDR S&P Transportation ETF	0.35	1,000	1,092.30	1.85
SPDR S&P 1500 Momentum Tilt ETF**	0.35	1,000	1,010.20	0.66
SPDR S&P 1500 Value Tilt ETF**	0.35	1,000	1,022.70	0.66
SPDR Wells Fargo Preferred Stock ETF	0.45	1,000	1,031.40	2.30
				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/12 to
Hypothetical	Expense Ratio	7/1/12	12/31/12	12/31/12

SPDR Dow Jones Total Market ETF	0.20%	$1,000	$1,024.19	$1.02
SPDR Dow Jones Large Cap ETF	0.20	1,000	1,024.19	1.02
SPDR S&P 500 Growth ETF	0.20	1,000	1,024.19	1.02
SPDR S&P 500 Value ETF	0.20	1,000	1,024.19	1.02
SPDR Dow Jones Mid Cap ETF	0.25	1,000	1,023.94	1.28
SPDR S&P 400 Mid Cap Growth ETF	0.25	1,000	1,023.94	1.28
SPDR S&P 400 Mid Cap Value ETF	0.25	1,000	1,023.94	1.28
SPDR S&P 600 Small Cap ETF	0.20	1,000	1,024.19	1.02
SPDR S&P 600 Small Cap Growth ETF	0.25	1,000	1,023.94	1.28
SPDR S&P 600 Small Cap Value ETF	0.25	1,000	1,023.94	1.28
SPDR Global Dow ETF	0.50	1,000	1,022.68	2.55
SPDR Dow Jones REIT ETF	0.25	1,000	1,023.94	1.28
SPDR S&P Bank ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Capital Markets ETF	0.35	1,000	1,023.44	1.79

307

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2012 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/12 to
Hypothetical	Expense Ratio	7/1/12	12/31/12	12/31/12

SPDR S&P Insurance ETF	0.35%	$1,000	$1,023.44	$1.79
SPDR S&P Mortgage Finance ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Regional Banking ETF	0.35	1,000	1,023.44	1.79
SPDR Morgan Stanley Technology ETF	0.50	1,000	1,022.68	2.55
SPDR S&P Dividend ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Aerospace & Defense ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Biotech ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Health Care Equipment ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Health Care Services ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Homebuilders ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Metals & Mining ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Oil & Gas Exploration & Production ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Pharmaceuticals ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Retail ETF	0.36	1,000	1,023.39	1.84
SPDR S&P Semiconductor ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Software & Services ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Telecom ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Transportation ETF	0.35	1,000	1,023.44	1.79
SPDR S&P 1500 Momentum Tilt ETF**	0.35	1,000	1,023.44	1.79
SPDR S&P 1500 Value Tilt ETF**	0.35	1,000	1,023.44	1.79
SPDR Wells Fargo Preferred Stock ETF	0.45	1,000	1,022.93	2.29

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.
**	Actual period is from commencement of operations 10/24/12. Hypothetical period is from 7/1/12.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the investment advisor voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

308

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2012 (Unaudited)

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreement

At in-person meetings held prior to December 31, 2012, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSgA Funds Management, Inc. (the “Adviser”) with respect to the operational fixed income series of the Trust (each a “Current ETF”, collectively, the “Current ETFs”) and to continue and/or approve, as the case may be, the Agreement with respect to the previously approved non-operational series of the Trust and SPDR S&P 1500 Value Tilt ETF and SPDR S&P 1500 Momentum Tilt ETF (collectively, the “New ETFs” and together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust’s Administrator, Transfer Agent and Custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services to be provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) costs to the Adviser of its services, and (iii) the extent to which economies of scale would be realized if and as the SPDR ETFs grow and whether the fee in the Agreement reflects these economies of scale.

The Board considered the nature, extent and quality of services to be provided by the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of the SPDR ETFs, in accordance with each SPDR ETF’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of each SPDR ETF, as an exchange-traded fund (“ETF”), and the experience and expertise of the Adviser with ETFs. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and ETFs in particular. The Board also considered the Adviser’s experience in managing equity ETFs. The Board then determined that the nature, extent and quality of services anticipated to be provided by the Adviser to the Trust were necessary and appropriate.

The Board considered whether the Adviser benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions. The Board concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationship with the Trust, those benefits are not so significant as to cause the Adviser’s fees with respect to the SPDR ETFs to be excessive.

The Board determined that the Adviser is likely to realize economies of scale in managing the SPDR ETFs as assets grow in size. The Board further determined that such economies of scale are shared with the SPDR ETFs by way of

309

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2012 (Unaudited)

the relatively low advisory fee and unitary fee structure of the Trust, although the Board intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the SPDR ETFs’ unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., ETFs tracking equity indexes, as applicable. The Board reviewed the universe of similar exchange traded funds for the SPDR ETFs based upon data from Lipper Analytical Services and related comparative information for similar exchange traded funds. The Board also reviewed the estimated expense ratio for the New ETFs. The Board used a fund by fund analysis of the data. The Board concluded, based on the information presented, that each SPDR ETF’s fees were fair and reasonable in light of those of its direct competitors.

The Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the Adviser’s fee for each SPDR ETF and the unitary fee, considered in relation to services expected to be provided, were fair and reasonable; (c) any additional benefits to the Adviser were not of a magnitude materially to affect the Board’s conclusions; and (d) fees expected to be paid to the Adviser were expected to share economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.

310

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust

SPDR Dow Jones Total Market ETF (TMW)
SPDR Dow Jones Large Cap ETF (ELR)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Dow Jones Mid Cap ETF (EMM)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Mortgage Finance ETF (KME)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR S&P 1500 Value Tilt ETF (VLU)
SPDR S&P 1500 Momentum Tilt ETF (MMTM)
SPDR Russell 1000 Low Volatility ETF (LGLV)
SPDR Russell 2000 Low Volatility ETF (SMLV)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays 1-3 Month T-Bill ETF (BIL)
SPDR Barclays TIPS ETF (IPE)
SPDR Barclays Short Term Treasury ETF (SST)
SPDR Barclays Intermediate Term Treasury ETF (ITE)
SPDR Barclays Long Term Treasury ETF (TLO)
SDPR Barclays Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Long Term Corporate Bond ETF (LWC)
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Convertible Securities ETF (CWB)
SPDR Barclays Mortgage Backed Bond ETF (MBG)
SPDR Barclays Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Municipal Bond ETF (TFI)
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays International Treasury Bond ETF (BWX)
SPDR Barclays International Corporate Bond ETF (IBND)
SPDR Barclays Emerging Markets Local Bond ETF (EBND)

SPDR Barclays High Yield Bond ETF (JNK)
SPDR Barclays Short Term High Yield Bond ETF (SJNK)
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR MSCI ACWI IMI ETF (ACIM)
SPDR MSCI EM 50 ETF (EMFT)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

The Select Sectors SPDR Trust

The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SSgA Active ETF Trust

SPDR SSgA Multi-Asset Real Return ETF (RLY)
SPDR SSgA Income Allocation ETF (INKM)
SPDR SSgA Global Allocation ETF (GAL)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSgA Active ETF Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for

SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and all investment portfolios of The Select Sector SPDR Trust.

SPDR Series Trust
trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
officers
Ellen M. Needham, President
Michael P. Riley, Vice President
Chad C. Hallett, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Laura F. Dell, Assistant Treasurer
Ryan M. Louvar, Secretary
Mark E. Tuttle, Assistant Secretary
Scott E. Habeeb, Assistant Secretary
Jacqueline Angell, Chief Compliance Officer
investment manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
custodian, administrator and transfer agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
legal counsel
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006
independent registered public accounting firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State
Street Corporation. State Street Global Markets, LLC is a member of FINRA and SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

State Street Global Advisors State Street Financial Center One Lincoln Street Boston, MA 02111 ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns. “SPDR” is a registered trademark of Standard & Poor Financial Services LLC (“S&P”) and has been licensed for use by State Street Corporation. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors’ rights are described in the prospectus for the applicable product. Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500, SPDR S&P MidCap 400 and SPDR Dow Jones Industrial Average, all unit investment trusts, and Select Sector SPDRs. ALPS Distributors, Inc. is not affiliated with State Street Global Markets, LLC. Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully. IBG-8116 For more complete information, please call 866.787.2257 or visit www.spdrs.com today SPDR EQTY SEMI AR

SPDR® Series Trust – Fixed Income Funds Semi-Annual Report December 31, 2012 Precise in a world that isn’t.SM

TABLE OF CONTENTS

Performance & Portfolio Summary
SPDR Barclays 1-3 Month T-Bill ETF (BIL)	1
SPDR Barclays TIPS ETF (IPE)	4
SPDR Barclays Short Term Treasury ETF (SST)	7
SPDR Barclays Intermediate Term Treasury ETF (ITE)	10
SPDR Barclays Long Term Treasury ETF (TLO)	13
SDPR Barclays Short Term Corporate Bond ETF (SCPB)	16
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)	19
SPDR Barclays Long Term Corporate Bond ETF (LWC)	22
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)	25
SPDR Barclays Convertible Securities ETF (CWB)	28
SPDR Barclays Mortgage Backed Bond ETF (MBG)	31
SPDR Barclays Aggregate Bond ETF (LAG)	34
SPDR Nuveen Barclays Municipal Bond ETF (TFI)	37
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)	40
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)	43
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)	46
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)	49
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)	52
SPDR Nuveen Barclays Build America Bond ETF (BABS)	55
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	58
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)	61
SPDR Barclays International Treasury Bond ETF (BWX)	64
SPDR Barclays International Corporate Bond ETF (IBND)	67
SPDR Barclays Emerging Markets Local Bond ETF (EBND)	70
SPDR Barclays High Yield Bond ETF (JNK)	73
SPDR Barclays Short Term High Yield Bond ETF (SJNK)	76
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)	79
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)	82
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)	85
Schedules of Investments
SPDR Barclays 1-3 Month T-Bill ETF (BIL)	88
SPDR Barclays TIPS ETF (IPE)	89
SPDR Barclays Short Term Treasury ETF (SST)	90
SPDR Barclays Intermediate Term Treasury ETF (ITE)	92
SPDR Barclays Long Term Treasury ETF (TLO)	94
SDPR Barclays Short Term Corporate Bond ETF (SCPB)	95
SPDR Barclays Intermediate Term Corporate Bond ETF	106
SPDR Barclays Long Term Corporate Bond ETF	123
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)	134
SPDR Barclays Convertible Securities ETF (CWB)	145
SPDR Barclays Mortgage Backed Bond ETF (MBG)	148

SPDR Barclays Aggregate Bond ETF (LAG)	149
SPDR Nuveen Barclays Municipal Bond ETF (TFI)	164
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)	174
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)	177
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)	179
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)	187
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)	189
SPDR Nuveen Barclays Build America Bond ETF (BABS)	195
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	199
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)	202
SPDR Barclays International Treasury Bond ETF (BWX)	205
SPDR Barclays International Corporate Bond ETF (IBND)	210
SPDR Barclays Emerging Markets Local Bond ETF (EBND)	218
SPDR Barclays High Yield Bond ETF (JNK)	222
SPDR Barclays Short Term High Yield Bond ETF (SJNK)	229
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)	236
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)	239
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)	242
Financial Statements	248
Financial Highlights	272
Notes to Financial Statements	294
Other Information	313

SPDR Barclays 1-3 Month T-Bill ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/25/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays 1-3 Month T-Bill ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.1345%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	1-3 MONTH U.S.	NET ASSET	MARKET	1-3 MONTH U.S.
	VALUE	VALUE	TREASURY BILL INDEX	VALUE	VALUE	TREASURY BILL INDEX

SIX MONTHS	−0.01%	0.00%	0.05%	N/A	N/A	N/A

ONE YEAR	−0.04%	−0.07%	0.08%	−0.04%	−0.07%	0.08%

THREE YEARS	−0.09%	−0.10%	0.28%	−0.03%	−0.03%	0.09%

FIVE YEARS	1.75%	1.69%	2.21%	0.34%	0.34%	0.44%

SINCE INCEPTION (1)	4.43%	4.43%	4.97%	0.78%	0.78%	0.87%

(1)	For the period May 25, 2007 to December 31, 2012.

SPDR Barclays 1-3 Month T-Bill ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

SPDR Barclays 1-3 Month T-Bill ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	U.S. TREASURY BILL,	U.S. TREASURY BILL,	U.S. TREASURY BILL,	U.S. TREASURY BILL,	U.S. TREASURY BILL,
DESCRIPTION	0.05%, 2/7/2013	0.03%, 3/7/2013	0.05%, 2/14/2013	0.07%, 2/21/2013	0.08%, 2/28/2013

MARKET VALUE	$209,483,544	209,476,767	146,149,636	146,148,788	146,147,930

% OF NET ASSETS	16.2	16.2	11.3	11.3	11.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.9%
Short Term Investments	0.1
Other Assets & Liabilities	0.0 **

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Barclays Tips ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/25/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays TIPS ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.1845%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS U.S.
			U.S. GOVERNMENT			GOVERNMENT
	NET ASSET	MARKET	INFLATION-LINKED	NET ASSET	MARKET	INFLATION-LINKED
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

SIX MONTHS	2.84%	2.69%	2.91%	N/A	N/A	N/A

ONE YEAR	7.08%	6.77%	7.26%	7.08%	4.20%	7.26%

THREE YEARS	29.29%	29.08%	30.01%	8.94%	13.86%	9.14%

FIVE YEARS	40.39%	39.97%	41.18%	7.02%	9.88%	7.14%

SINCE INCEPTION (1)	53.60%	53.48%	54.82%	7.96%	10.51%	8.11%

(1)	For the period May 25, 2007 to December 31, 2012.

SPDR Barclays Tips ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

SPDR Barclays TIPS ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION
	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED
DESCRIPTION	BOND, 0.13%, 4/15/2017	BOND, 2.38%, 1/15/2025	BOND, 0.13%, 1/15/2022	NOTE, 1.13%, 1/15/2021	BOND, 3.88%, 4/15/2029

MARKET VALUE	$38,338,075	36,705,294	36,256,136	36,079,795	35,939,089

% OF NET ASSETS	5.0	4.8	4.7	4.7	4.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.5%
Short Term Investments	4.6
Other Assets & Liabilities	(4.1)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Short Term Treasury ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/11, 12/1/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.1200%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	1-5 YEAR U.S.	NET ASSET	MARKET	1-5 YEAR U.S.
	VALUE	VALUE	TREASURY INDEX	VALUE	VALUE	TREASURY INDEX

SIX MONTHS	0.45%	0.66%	0.49%	N/A	N/A	N/A

ONE YEAR	0.79%	0.87%	0.89%	0.79%	0.87%	0.89%

SINCE INCEPTION (1)	0.94%	0.93%	1.07%	0.87%	0.85%	0.98%

(1)	For the period November 30, 2011 to December 31, 2012.

SPDR Barclays Short Term Treasury ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

SPDR Barclays Short Term Treasury ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	U.S. TREASURY NOTE,	U.S. TREASURY NOTE,	U.S. TREASURY NOTE,	U.S. TREASURY NOTE,	U.S. TREASURY NOTE,
DESCRIPTION	2.50%, 3/31/2015	2.38%, 2/28/2015	2.63%, 12/31/2014	2.38%, 9/30/2014	2.25%, 1/31/2015

MARKET VALUE	$40,940	39,708	36,652	36,300	35,389

% OF NET ASSETS	1.4	1.3	1.2	1.2	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.2%
Short Term Investments	1.1
Other Assets & Liabilities	(0.3)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Intermediate Term Treasury ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Intermediate Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.1345%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	INTERMEDIATE U.S.	NET ASSET	MARKET	INTERMEDIATE U.S.
	VALUE	VALUE	TREASURY INDEX	VALUE	VALUE	TREASURY INDEX

SIX MONTHS	0.57%	0.44%	0.63%	N/A	N/A	N/A

ONE YEAR	1.61%	1.52%	1.71%	1.61%	1.32%	1.71%

THREE YEARS	13.76%	13.54%	14.13%	4.39%	4.32%	4.50%

FIVE YEARS	24.97%	24.65%	25.29%	4.56%	4.50%	4.61%

SINCE INCEPTION (1)	33.88%	33.67%	34.41%	5.34%	5.31%	5.41%

(1)	For the period May 23, 2007 to December 31, 2012.

SPDR Barclays Intermediate Term Treasury ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

SPDR Barclays Intermediate Term Treasury ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	U.S. TREASURY NOTE,	U.S. TREASURY NOTE,	U.S. TREASURY NOTE,	U.S. TREASURY NOTE,	U.S. TREASURY NOTE,
DESCRIPTION	3.63%, 2/15/2020	2.63%, 11/15/2020	3.50%, 5/15/2020	2.63%, 8/15/2020	2.50%, 3/31/2015

MARKET VALUE	$2,151,098	2,072,063	1,871,564	1,722,621	1,654,406

% OF NET ASSETS	1.3	1.2	1.1	1.0	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.4%
Short Term Investments	2.6
Other Assets & Liabilities	(2.0)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Long Term Treasury ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Long Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.1345%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	LONG U.S.	NET ASSET	MARKET	LONG U.S.
	VALUE	VALUE	TREASURY INDEX	VALUE	VALUE	TREASURY INDEX

SIX MONTHS	−0.60%	−0.19%	−0.57%	N/A	N/A	N/A

ONE YEAR	3.46%	4.20%	3.56%	3.46%	4.20%	3.56%

THREE YEARS	46.62%	47.61%	47.16%	13.61%	13.86%	13.74%

FIVE YEARS	58.67%	60.18%	58.94%	9.67%	9.88%	9.71%

SINCE INCEPTION (1)	74.08%	74.20%	74.68%	10.39%	10.51%	10.45%

(1)	For the period May 23, 2007 to December 31, 2012.

SPDR Barclays Long Term Treasury ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

SPDR Barclays Long Term Treasury ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	U.S. TREASURY BOND,	U.S. TREASURY BOND,	U.S. TREASURY BOND,	U.S. TREASURY BOND,	U.S. TREASURY BOND,
DESCRIPTION	3.13%, 11/15/2041	2.75%, 8/15/2042	4.25%, 11/15/2040	4.38%, 11/15/2039	3.00%, 5/15/2042

MARKET VALUE	$3,171,745	3,112,705	3,088,670	3,045,209	3,024,262

% OF NET ASSETS	5.0	4.9	4.9	4.8	4.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.0%
Short Term Investments	3.3
Other Assets & Liabilities	(2.3)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Short Term Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/09, 12/17/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.1245%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
	NET ASSET	MARKET	1-3 YEAR CORPORATE	NET ASSET	MARKET	1-3 YEAR CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

SIX MONTHS	1.88%	1.70%	2.09%	N/A	N/A	N/A

ONE YEAR	3.64%	3.42%	4.17%	3.64%	3.42%	4.17%

THREE YEARS	8.93%	8.15%	11.03%	2.89%	2.65%	3.55%

SINCE INCEPTION (1)	8.09%	8.26%	10.77%	2.59%	0.28%	3.42%

(1)	For the period December 16, 2009 to December 31, 2012.

SPDR Barclays Short Term Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

SPDR Barclays Short Term Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

				GENERAL ELECTRIC
	BANK OF AMERICA CORP.,	CITIGROUP, INC.,	ABBVIE, INC.,	CAPITAL CORP.,	WELLS FARGO & CO.,
DESCRIPTION	4.50%, 4/1/2015	5.00%, 9/15/2014	1.20%, 11/6/2015	1.63%, 7/2/2015	1.50%, 7/1/2015

MARKET VALUE	$19,700,722	13,378,687	12,083,184	11,168,816	11,162,100

% OF NET ASSETS	1.2	0.8	0.7	0.7	0.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.9%
Short Term Investments	1.7
Other Assets & Liabilities	(0.6)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Intermediate Term Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/10/09, 2/11/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Intermediate Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.1500%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
			INTERMEDIATE			INTERMEDIATE
	NET ASSET	MARKET	CORPORATE	NET ASSET	MARKET	CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

SIX MONTHS	4.21%	4.04%	4.28%	N/A	N/A	N/A

ONE YEAR (1)	8.60%	8.43%	8.84%	8.60%	8.43%	8.84%

THREE YEARS	22.61%	23.05%	24.35%	7.03%	7.16%	7.53%

SINCE INCEPTION (1) (2)	34.88%	35.62%	45.47%	7.99%	8.15%	10.12%

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays U.S. Intermediate Corporate Bond Index from the Barclays U.S. Intermediate Credit Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	For the period February 10, 2009 to December 31, 2012.

SPDR Barclays Intermediate Term Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the Barclays U.S. Intermediate Corporate Bond Index from the Barclays U.S. Intermediate Credit Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.

SPDR Barclays Intermediate Term Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

			THE GOLDMAN SACHS		AMERICAN INTERNATIONAL
	MERRILL LYNCH & CO.,	MORGAN STANLEY,	GROUP, INC.,	MORGAN STANLEY,	GROUP, INC.,
DESCRIPTION	INC., 6.88%, 4/25/2018	3.45%, 11/2/2015	5.95%, 1/18/2018	5.63%, 9/23/2019	5.85%, 1/16/2018

MARKET VALUE	$2,007,943	1,555,336	1,517,013	1,387,336	1,357,294

% OF NET ASSETS	0.6	0.5	0.4	0.4	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.0%
Short Term Investments	4.8
Other Assets & Liabilities	(2.8)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Long Term Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/10/09, 3/11/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Long Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.1500%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
	NET ASSET	MARKET	LONG CORPORATE	NET ASSET	MARKET	LONG CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

SIX MONTHS	6.47%	4.13%	6.63%	N/A	N/A	N/A

ONE YEAR (1)	11.99%	9.76%	12.41%	11.99%	9.76%	12.41%

THREE YEARS	41.39%	40.14%	44.89%	12.24%	11.91%	13.15%

SINCE INCEPTION (1) (2)	73.98%	73.70%	86.80%	15.64%	15.59%	17.82%

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays U.S. Long Corporate Bond Index from the Barclays U.S. Long Credit Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index. For periods prior to December 17, 2010.
(2)	For the period February 10, 2009 to December 31, 2012.

SPDR Barclays Long Term Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the Barclays U.S. Long Corporate Bond Index from the Barclays U.S. Long Credit Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.

SPDR Barclays Long Term Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	PACIFIC GAS &		VERIZON	GENERAL ELECTRIC
	ELECTRIC CO.,	AT&T, INC.,	COMMUNICATIONS, INC.,	CAPITAL CORP.,	VALE OVERSEAS, LTD.,
DESCRIPTION	6.05%, 3/1/2034	5.35%, 9/1/2040	7.75%, 12/1/2030	6.88%, 1/10/2039	6.88%, 11/21/2036

MARKET VALUE	$898,101	830,494	829,721	781,566	773,291

% OF NET ASSETS	0.7	0.7	0.7	0.6	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.2%
Short Term Investments	3.4
Other Assets & Liabilities	(1.6)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Issuer Scored Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/6/11, 4/7/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Issuer Scored Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.1600%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	ISSUER SCORED	NET ASSET	MARKET	ISSUER SCORED
	VALUE	VALUE	CORPORATE INDEX	VALUE	VALUE	CORPORATE INDEX

SIX MONTHS	4.02%	3.00%	4.23%	N/A	N/A	N/A

ONE YEAR	8.32%	8.02%	8.67%	8.32%	8.02%	8.67%

SINCE INCEPTION (1) (2)	15.61%	15.67%	17.04%	8.70%	8.74%	9.47%

(1)	For the period April 6, 2011 to December 31, 2012.

SPDR Barclays Issuer Scored Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

SPDR Barclays Issuer Scored Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	PIONEER NATURAL	FORD MOTOR	HEALTH CARE	NATIONAL RETAIL	DIGITAL REALTY
	RESOURCES CO.,	CREDIT CO. LLC,	REIT, INC.,	PROPERTIES, INC.,	TRUST LP,
DESCRIPTION	3.95%, 7/15/2022	4.25%, 9/20/2022	6.13%, 4/15/2020	3.80%, 10/15/2022	3.63%, 10/1/2022

MARKET VALUE	$210,613	210,457	175,687	152,478	149,116

% OF NET ASSETS	0.7	0.7	0.6	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.7%
Short Term Investments	1.4
Other Assets & Liabilities	(0.1)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Convertible Securities ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/14/09, 4/15/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Convertible Securities ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.4000%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
			CONVERTIBLE			CONVERTIBLE
	NET ASSET	MARKET	BOND >$500MM	NET ASSET	MARKET	BOND >$500MM
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	9.27%	9.63%	9.91%	N/A	N/A	N/A

ONE YEAR	15.17%	15.71%	15.32%	15.17%	15.71%	15.32%

THREE YEARS	22.61%	21.58%	24.06%	7.03%	6.73%	7.45%

SINCE INCEPTION (1)	59.40%	59.58%	68.19%	13.37%	13.40%	15.02%

(1)	For the period April 14, 2009 to December 31, 2012.

SPDR Barclays Convertible Securities ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

SPDR Barclays Convertible Securities ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	WELLS FARGO &		BANK OF AMERICA
	CO., SERIES L,	GENERAL MOTORS CO.,	CORP., SERIES L,	EMC CORP.,	AMGEN, INC.,
DESCRIPTION	7.50%, 12/31/2049	4.75%, 12/1/2013	7.25%, 12/31/2049	1.75%, 12/1/2013	0.38%, 2/1/2013

MARKET VALUE	$42,008,925	37,785,297	32,697,080	23,521,973	23,521,029

% OF NET ASSETS	4.6	4.1	3.6	2.6	2.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

Convertible Corporate Bonds & Notes	73.5%
Convertible Preferred Stocks	24.9
Common Stocks	0.5
Short Term Investments	12.6
Other Assets & Liabilities	(11.5)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Mortgage Backed Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/15/09, 1/27/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Mortgage Backed Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.3200%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS U.S.	NET ASSET	MARKET	BARCLAYS U.S.
	VALUE	VALUE	MBS INDEX	VALUE	VALUE	MBS INDEX

SIX MONTHS	0.53%	0.54%	0.92%	N/A	N/A	N/A

ONE YEAR	2.00%	2.20%	2.59%	2.01%	2.20%	2.59%

THREE YEARS	14.96%	15.09%	14.84%	4.76%	4.80%	4.72%

SINCE INCEPTION (1)	20.34%	20.41%	20.49%	4.78%	4.80%	4.82%

(1)	For the period January 15, 2009 to December 31, 2012.

SPDR Barclays Mortgage Backed Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

SPDR Barclays Mortgage Backed Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	FANNIE MAE,	FREDDIE MAC,	GINNIE MAE,	FANNIE MAE,	FANNIE MAE,
DESCRIPTION	4.00%, 30YR TBA	4.50%, 30YR TBA	4.50%, 30YR TBA	3.50%, 30YR TBA	5.50%, 30YR TBA

MARKET VALUE	$4,556,797	3,217,969	3,011,250	2,666,406	2,444,414

% OF NET ASSETS	12.8	9.1	8.5	7.5	6.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

U.S. Government Agency MBS TBA	99.7%
Short Term Investments	109.1
Other Assets & Liabilities	(108.8)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Aggregate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Aggregate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.2245%.*

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
	NET ASSET	MARKET	AGGREGATE	NET ASSET	MARKET	AGGREGATE
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	1.65%	1.68%	1.80%	N/A	N/A	N/A

ONE YEAR	3.94%	3.93%	4.21%	3.94%	3.93%	4.21%

THREE YEARS	19.31%	19.34%	19.74%	6.06%	6.07%	6.19%

FIVE YEARS	33.91%	33.84%	33.49%	6.01%	6.00%	5.94%

SINCE INCEPTION (1)	41.14%	41.30%	40.89%	6.34%	6.36%	6.30%

(1)	For the period May 23, 2007 to December 31, 2012.
*	SSgA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.1345% until October 31, 2012.

SPDR Barclays Aggregate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

SPDR Barclays Aggregate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	FANNIE MAE,	TREASURY NOTE,	FANNIE MAE,	GINNIE MAE,	FANNIE MAE,
DESCRIPTION	4.50%, 30YR TBA	2.38%, 10/31/2014	4.00%, 30YR TBA	4.50%, 30YR TBA	3.50%, 30YR TBA

MARKET VALUE	$16,204,687	14,077,138	12,651,812	12,045,000	10,878,937

% OF NET ASSETS	2.6	2.3	2.0	1.9	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	33.9%
U.S. Government Agency MBS TBA	29.5
Corporate Bonds & Notes	24.7
U.S. Government Agency Obligations	4.1
Foreign Government Obligations	2.0
Commercial Mortgage Backed Securities	1.0
Municipal Bonds & Notes	0.9
Collateralized Mortgage Obligations	0.8
Asset Backed	0.3
Short Term Investments	36.1
Other Assets & Liabilities	(33.3)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Nuveen Barclays Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/11/07, 9/13/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.3000%.*

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	MUNICIPAL MANAGED	NET ASSET	MARKET	MUNICIPAL MANAGED
	VALUE	VALUE	MONEY INDEX	VALUE	VALUE	MONEY INDEX

SIX MONTHS	3.10%	3.21%	3.26%	N/A	N/A	N/A

ONE YEAR	6.32%	6.22%	6.74%	6.32%	6.22%	6.74%

THREE YEARS	20.60%	20.31%	21.48%	6.44%	6.36%	6.70%

FIVE YEARS	32.91%	32.44%	35.21%	5.85%	5.78%	6.22%

SINCE INCEPTION (1)	34.45%	34.44%	36.83%	5.74%	5.74%	6.09%

(1)	For the period September 11, 2007 to December 31, 2012.
*	SSgA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.2300% until October 31, 2012.

SPDR Nuveen Barclays Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

SPDR Nuveen Barclays Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

ARIZONA, SALT
	NEW YORK, NY,	RIVER PROJECT,	NEW YORK,	MILWAUKEE,
	TRIBOROUGH	AGRICULTURAL	TRIBOROUGH	WI, GENERAL	WASHINGTON,
	BRIDGE & TUNNEL	IMPROVEMENT &	BRIDGE &	OBLIGATION,	STATE GENERAL
	AUTHORITY REVENUE,	POWER DISTRICT,	TUNNEL AUTHORITY	PROMISSORY	OBLIGATION,
	SERIES A-2,	SERIES A,	REVENUE, SERIES A,	NOTES, SERIES N1,	SERIES D,
DESCRIPTION	5.00%, 11/15/2029	5.00%, 12/1/2031	5.00%, 1/1/2023	5.00%, 2/1/2019	4.00%, 2/1/2037

MARKET VALUE	$14,628,978	14,422,920	14,186,929	13,329,682	13,201,250

% OF NET ASSETS	1.2	1.2	1.2	1.1	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	99.1%
Short Term Investments	1.3
Other Assets & Liabilities	(0.4)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Nuveen Barclays California Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays California Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.2000%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS MANAGED			BARCLAYS MANAGED
	NET ASSET	MARKET	MONEY MUNICIPAL	NET ASSET	MARKET	MONEY MUNICIPAL
	VALUE	VALUE	CALIFORNIA INDEX	VALUE	VALUE	CALIFORNIA INDEX

SIX MONTHS	3.88%	3.74%	3.64%	N/A	N/A	N/A

ONE YEAR	9.27%	9.03%	8.75%	9.27%	9.03%	8.75%

THREE YEARS	26.27%	25.69%	25.86%	8.08%	7.92%	7.97%

FIVE YEARS	36.86%	35.55%	36.57%	6.48%	6.27%	6.43%

SINCE INCEPTION (1)	38.65%	38.24%	38.94%	6.45%	6.39%	6.49%

(1)	For the period October 10, 2007 to December 31, 2012.

SPDR Nuveen Barclays California Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

SPDR Nuveen Barclays California Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	LOS ANGELES COUNTY,	LOS ANGELES, CA,	LOS ANGELES COUNTY,
	CA, METROPOLITAN	UNIFIED SCHOOL	CA, METROPOLITAN	UNIVERSITY OF	SAN FRANCISCO,
	TRANSPORTATION	DISTRICT,	TRANSPORTATION	CALIFORNIA,	CA, CITY & COUNTY
	AUTHORITY, SALES	GENERAL OBLIGATION,	AUTHORITY, SALES	REVENUE,	UNIFIED SCHOOL
	TAX REVENUE,	SERIES KY,	TAX REVENUE,	SERIES E,	DISTRICT,
DESCRIPTION	5.00%, 7/1/2026	5.00%, 7/1/2015	5.00%, 6/1/2020	4.00%, 5/15/2019	4.00%, 6/15/2023

MARKET VALUE	$2,870,959	2,571,520	2,381,232	2,349,790	2,331,140

% OF NET ASSETS	2.9	2.6	2.4	2.4	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	100.8%
Short Term Investments	0.5
Other Assets & Liabilities	(1.3)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Nuveen Barclays New York Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/11/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays New York Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.2000%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
			MANAGED MONEY			MANAGED MONEY
	NET ASSET	MARKET	MUNICIPAL NEW YORK	NET ASSET	MARKET	MUNICIPAL NEW YORK
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	3.36%	3.28%	3.31%	N/A	N/A	N/A

ONE YEAR	6.87%	7.31%	7.16%	6.87%	7.31%	7.16%

THREE YEARS	20.51%	20.06%	22.20%	6.42%	6.28%	6.91%

FIVE YEARS	32.36%	30.73%	33.34%	5.77%	5.51%	5.92%

SINCE INCEPTION (1)	33.89%	33.73%	35.62%	5.75%	5.72%	6.01%

(1)	For the period October 11, 2007 to December 31, 2012.

SPDR Nuveen Barclays New York Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

SPDR Nuveen Barclays New York Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

NEW YORK, NY,
	NEW YORK, NY,	MUNICIPAL BOND
	MUNICIPAL WATER	BANK AGENCY,	NEW YORK, NY,	NEW YORK, NY,	NEW YORK, NY,
	FINANCE AUTHORITY	SPECIAL SCHOOL	GENERAL OBLIGATION,	GENERAL OBLIGATION,	GENERAL OBLIGATION,
	REVENUE, SERIES HH,	PURPOSE REVENUE,	SERIES C,	SERIES C,	SERIES E,
DESCRIPTION	5.00%, 6/15/2032	5.00%, 12/1/2016	5.00%, 8/1/2024	5.00%, 8/1/2017	5.00%, 8/1/2025

MARKET VALUE	$1,169,380	1,157,940	1,139,002	969,779	928,124

% OF NET ASSETS	3.7	3.7	3.7	3.1	3.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	99.8%
Short Term Investments	0.0 **
Other Assets & Liabilities	0.2

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Nuveen Barclays Short Term Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Short Term Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.2000%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
			MANAGED MONEY			MANAGED MONEY
	NET ASSET	MARKET	MUNICIPAL SHORT	NET ASSET	MARKET	MUNICIPAL SHORT
	VALUE	VALUE	TERM INDEX	VALUE	VALUE	TERM INDEX

SIX MONTHS	0.35%	0.45%	0.47%	N/A	N/A	N/A

ONE YEAR	1.29%	1.32%	1.61%	1.29%	1.32%	1.61%

THREE YEARS	6.30%	6.33%	7.22%	2.06%	2.07%	2.35%

FIVE YEARS	17.51%	17.55%	19.57%	3.28%	3.29%	3.64%

SINCE INCEPTION (1)	19.40%	19.59%	22.33%	3.45%	3.48%	3.93%

(1)	For the period October 10, 2007 to December 31, 2012.

SPDR Nuveen Barclays Short Term Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VAULE)

Past performance is not a guarantee of future results.

SPDR Nuveen Barclays Short Term Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

				DELAWARE,	MONTGOMERY
	PENNSYLVANIA,	MICHIGAN,	VIRGINIA,	STATE TRANSPORTATION	COUNTY, MD,
	STATE GENERAL	STATE GENERAL	STATE TRANSPORTATION	AUTHORITY SYSTEM	GENERAL OBLIGATION,
	OBLIGATION,	OBLIGATION,	BOARD REVENUE,	REVENUE,	SERIES A,
DESCRIPTION	5.00%, 7/1/2017	5.00%, 11/1/2017	5.00%, 5/15/2016	5.00%, 7/1/2017	5.00%, 8/1/2015

MARKET VALUE	$24,751,440	24,241,383	18,454,336	18,239,005	18,114,037

% OF NET ASSETS	1.5	1.5	1.2	1.1	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	98.8%
Short Term Investments	0.3
Other Assets & Liabilities	0.9

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/23/09, 9/24/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen S&P VRDO Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.2000%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P NATIONAL			S&P NATIONAL
	NET ASSET	MARKET	AMT-FREE MUNICIPAL	NET ASSET	MARKET	AMT-FREE MUNICIPAL
	VALUE	VALUE	VRDO INDEX	VALUE	VALUE	VRDO INDEX

SIX MONTHS	0.07%	−0.52%	0.10%	N/A	N/A	N/A

ONE YEAR	0.18%	−0.45%	0.23%	0.18%	−0.45%	0.23%

THREE YEARS	1.60%	0.81%	0.86%	0.53%	0.27%	0.29%

SINCE INCEPTION (1)	1.67%	0.93%	0.97%	0.51%	0.28%	0.30%

(1)	For the period September 23, 2009 to December 31, 2012.

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

		ROCK HILL,	ALASKA,	CHARLOTTE,	CONNECTICUT,
	NEW HANOVER,	SC, COMBINED	STATE HOUSING	NC, WATER & SEWER	STATE HOUSING
	NC, HOSPITAL	UTILITY SYSTEM	FINANCE CORP.	SYSTEM	FINANCE AUTHORITY
	REVENUE,	REVENUE, SERIES B,	REVENUE, SERIES A,	REVENUE, SERIES C,	REVENUE, SERIES E,
DESCRIPTION	0.20%, 10/1/2026	0.23%, 1/1/2033	0.11%, 12/1/2030	0.13%, 6/1/2025	0.15%, 5/15/2036

MARKET VALUE	$580,000	580,000	500,000	500,000	500,000

% OF NET ASSETS	4.8	4.8	4.2	4.2	4.2

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

	PERCENT OF
	NET ASSETS

Municipal Bonds & Notes	100.0%
Short Term Investments	0.0	**
Other Assets & Liabilities	0.0	**

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Nuveen S&P High Yield Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/13/11, 4/14/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen S&P High Yield Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.5000%.*

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P MUNICIPAL	NET ASSET	MARKET	S&P MUNICIPAL
	VALUE	VALUE	YIELD INDEX	VALUE	VALUE	YIELD INDEX

SIX MONTHS	7.14%	6.38%	6.49%	N/A	N/A	N/A

ONE YEAR	16.78%	15.78%	15.50%	16.78%	15.78%	15.50%

SINCE INCEPTION (1)	28.18%	27.37%	28.57%	15.54%	15.12%	15.74%

(1)	For the period April 13, 2011 to December 31, 2012.
*	SSgA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.4500% until October 31, 2012.

SPDR Nuveen S&P High Yield Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

SPDR Nuveen S&P High Yield Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	CALIFORNIA,	TOBACCO
	GOLDEN STATE	SETTLEMENT	MARTIN COUNTY,		CHESAPEAKE,
	TOBACCO SECURITIZATION	FINANCING CORP.,	FL, HEALTH	INDIANA, STATE	VA, EXPRESSWAY
	CORP., REVENUE,	NJ, REVENUE,	FACILITIES AUTHORITY,	FINANCE AUTHORITY,	TOLL ROAD
	SERIES A-1,	SERIES 1A,	REVENUE, SERIES B,	HOSPITAL REVENUE,	REVENUE, SERIES A,
DESCRIPTION	5.75%, 6/1/2047	5.00%, 6/1/2041	5.00%, 11/15/2028	5.50%, 815/2040	5.00%, 7/15/2047

MARKET VALUE	$3,860,448	2,715,000	2,177,040	2,173,420	2,146,180

% OF NET ASSETS	2.0	1.4	1.1	1.1	1.1

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	99.1%
Short Term Investments	0.2
Other Assets & Liabilities	0.7

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Nuveen Barclays Build America Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/10, 5/13/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Build America Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.3500%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS BUILD			BARCLAYS BUILD
	NET ASSET	MARKET	AMERICA BOND	NET ASSET	MARKET	AMERICA BOND
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	5.31%	5.12%	5.47%	N/A	N/A	N/A

ONE YEAR	12.91%	13.46%	13.46%	12.91%	13.46%	13.46%

SINCE INCEPTION (1)	40.49%	40.24%	43.01%	13.75%	13.67%	14.52%

(1)	For the period May 12, 2010 to December 31, 2012.

SPDR Nuveen Barclays Build America Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

SPDR Nuveen Barclays Build America Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	CALIFORNIA,	NEW JERSEY,	CALIFORNIA,	CALIFORNIA,	CALIFORNIA,
	STATE GENERAL	STATE TURNPIKE	STATE GENERAL	STATE GENERAL	STATE GENERAL
	OBLIGATION,	AUTHORITY REVENUE,	OBLIGATION,	OBLIGATION,	OBLIGATION,
DESCRIPTION	7.55%, 4/1/2039	7.10%, 1/1/2041	7.60%, 11/1/2040	7.50%, 4/1/2034	7.30%, 10/1/2039

MARKET VALUE	$4,224,474	2,608,807	2,607,653	2,385,136	2,321,047

% OF NET ASSETS	4.0	2.5	2.5	2.3	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	98.7%
Short Term Investments	0.8
Other Assets & Liabilities	0.5

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR DB International Government Inflation-Protected Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/13/08, 3/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR DB International Government Inflation-Protected Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.5000%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DB GLOBAL			DB GLOBAL
			GOVERNMENT EX-U.S.			GOVERNMENT EX-U.S.
	NET ASSET	MARKET	INFLATION-LINKED	NET ASSET	MARKET	INFLATION-LINKED
	VALUE	VALUE	BOND CAPPED INDEX	VALUE	VALUE	BOND CAPPED INDEX

SIX MONTHS	9.45%	10.34%	10.12%	N/A	N/A	N/A

ONE YEAR	14.01%	14.65%	14.77%	14.01%	14.65%	14.77%

THREE YEARS	24.82%	25.03%	27.04%	7.67%	7.73%	8.30%

SINCE INCEPTION (1)	18.68%	19.26%	24.57%	3.63%	3.73%	4.68%

(1)	For the period March 13, 2008 to December 31, 2012.

SPDR DB International Government Inflation-Protected Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

SPDR DB International Government Inflation-Protected Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

			JAPANESE
	REPUBLIC	UNITED KINGDOM	GOVERNMENT CPI	REPUBLIC	REPUBLIC
	OF FRANCE,	TREASURY BOND,	LINKED BOND,	OF FRANCE,	OF POLAND,
DESCRIPTION	2.25%, 7/25/2020	1.25%, 11/22/2027	1.10%, 12/10/2016	1.00%, 7/25/2017	2.75%, 8/25/2023

MARKET VALUE	$59,724,761	51,083,554	50,850,897	44,994,208	40,175,377

% OF NET ASSETS	3.8	3.2	3.2	2.8	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

Foreign Government Obligations	98.8%
Short Term Investments	1.3
Other Assets & Liabilities	(0.1)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Short Term International Treasury Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/15/09, 1/27/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term International Treasury Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.3500%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
			1-3 YEAR GLOBAL			1-3 YEAR GLOBAL
	NET ASSET	MARKET	TREASURY EX-US	NET ASSET	MARKET	TREASURY EX-US
	VALUE	VALUE	CAPPED INDEX	VALUE	VALUE	CAPPED INDEX

SIX MONTHS	2.36%	3.02%	2.57%	N/A	N/A	N/A

ONE YEAR	2.10%	2.90%	2.40%	2.10%	2.90%	2.40%

THREE YEARS	4.83%	4.25%	6.38%	1.58%	1.40%	2.08%

SINCE INCEPTION (1)	16.62%	16.69%	19.01%	3.96%	3.97%	4.49%

(1)	For the period January 15, 2009 to December 31, 2012.

SPDR Barclays Short Term International Treasury Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

SPDR Barclays Short Term International Treasury Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	GOVERNMENT	GOVERNMENT	GOVERNMENT	GOVERNMENT
	OF JAPAN	OF JAPAN	OF JAPAN	OF JAPAN	UNITED KINGDOM
	5 YEAR BOND,	2 YEAR BOND,	2 YEAR BOND,	10 YEAR BOND,	TREASURY BOND,
DESCRIPTION	0.40%, 9/20/2015	0.10%, 11/15/2014	0.10%, 3/15/2014	1.50%, 9/20/2014	2.75%, 1/22/2015

MARKET VALUE	$7,579,181	6,939,654	5,493,201	5,388,076	4,945,596

% OF NET ASSETS	3.0	2.7	2.1	2.1	1.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

Foreign Government Obligations	97.3%
Short Term Investments	0.2
Other Assets & Liabilities	2.5

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays International Treasury Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/2/07, 10/5/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays International Treasury Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.5000%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	GLOBAL TREASURY	NET ASSET	MARKET	GLOBAL TREASURY
	VALUE	VALUE	EX-US CAPPED INDEX	VALUE	VALUE	EX-US CAPPED INDEX

SIX MONTHS	4.37%	4.53%	4.55%	N/A	N/A	N/A

ONE YEAR	5.86%	5.81%	6.38%	5.86%	5.81%	6.38%

THREE YEARS	14.22%	14.38%	15.82%	4.53%	4.58%	5.02%

FIVE YEARS	27.04%	26.97%	31.40%	4.90%	4.89%	5.61%

SINCE INCEPTION (1)	31.72%	31.85%	36.82%	5.39%	5.41%	6.16%

(1)	For the period October 2, 2007 to December 31, 2012.

SPDR Barclays International Treasury Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

SPDR Barclays International Treasury Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	GOVERNMENT	GOVERNMENT		GOVERNMENT	GOVERNMENT
	OF JAPAN	OF JAPAN	KINGDOM	OF JAPAN	OF JAPAN
	20 YEAR BOND,	10 YEAR BOND,	OF DENMARK,	10 YEAR BOND,	20 YEAR BOND,
DESCRIPTION	2.30%, 6/20/2027	1.50%, 9/20/2014	4.50%, 11/15/2039	0.30%, 12/20/2016	2.90%, 9/20/2019

MARKET VALUE	$24,683,306	24,420,417	16,856,508	13,213,414	12,830,843

% OF NET ASSETS	1.3	1.2	0.9	0.7	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

Foreign Government Obligations	98.0%
Short Term Investments	0.3
Other Assets & Liabilities	1.7

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays International Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/19/10, 5/20/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays International Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.5500%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
			GLOBAL AGGREGATE			GLOBAL AGGREGATE
			EX-USD > $1B:			EX-USD > $1B:
	NET ASSET	MARKET	CORPORATE BOND	NET ASSET	MARKET	CORPORATE BOND
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	10.14%	10.71%	10.33%	N/A	N/A	N/A

ONE YEAR	12.98%	13.41%	13.44%	12.98%	13.41%	13.44%

SINCE INCEPTION (1)	24.17%	24.93%	25.71%	8.61%	8.86%	9.13%

(1)	For the period May 19, 2010 to December 31, 2012.

SPDR Barclays International Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED IN NET ASSET VALUE)

Past performance is not a guarantee of future results.

SPDR Barclays International Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

		COOPERATIEVE	COOPERATIEVE	COOPERATIEVE	COOPERATIEVE
		CENTRALE RAIFFEISEN-	CENTRALE RAIFFEISEN-	CENTRALE RAIFFEISEN-	CENTRALE RAIFFEISEN-
		BOERENLEENBANK	BOERENLEENBANK	BOERENLEENBANK	BOERENLEENBANK
	DEUTSCHE BANK AG,	BA/NETHERLANDS,	BA/NETHERLANDS,	BA/NETHERLANDS,	BA/NETHERLANDS,
DESCRIPTION	5.13%, 8/31/2017	4.13%, 1/14/2020	3.38%, 1/18/2016	4.13%, 7/14/2025	3.38%, 4/21/2017

MARKET VALUE	$776,914	756,358	709,517	706,753	646,606

% OF NET ASSETS	0.7	0.6	0.6	0.6	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.5%
Short Term Investments	0.3
Other Assets & Liabilities	2.2

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Emerging Markets Local Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/23/11, 2/24/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Emerging Markets Local Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.5000%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS EM			BARCLAYS EM
			LOCAL CURRENCY			LOCAL CURRENCY
	NET ASSET	MARKET	GOVERNMENT	NET ASSET	MARKET	GOVERNMENT
	VALUE	VALUE	DIVERSIFIED INDEX	VALUE	VALUE	DIVERSIFIED INDEX

SIX MONTHS	8.76%	8.58%	9.51%	N/A	N/A	N/A

ONE YEAR	14.94%	14.74%	16.11%	14.94%	14.74%	16.11%

SINCE INCEPTION (1) (2)	14.56%	15.63%	16.94%	7.60%	8.14%	8.81%

(1)	For the period February 23, 2011 to December 31, 2012.

SPDR Barclays Emerging Markets Local Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED IN NET ASSET VALUE)

Past performance is not a guarantee of future results.

SPDR Barclays Emerging Markets Local Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	BRAZIL LETRAS DO	BRAZIL NOTAS DO		BRAZIL NOTAS DO
	TESOURO NACIONAL,	TESOURO NACIONAL	KOREA TREASURY	TESOURO NACIONAL	EGYPT GOVERNMENT
	ZERO COUPON,	SERIES F,	BOND,	SERIES F,	INTERNATIONAL BOND,
DESCRIPTION	4/1/2014	10.00%, 1/1/2017	3.50%, 6/10/2014	10.00%, 1/1/2015	13.65%, 11/13/2017

MARKET VALUE	$5,657,510	3,908,070	3,659,198	2,951,578	2,937,390

% OF NET ASSETS	3.8	2.6	2.4	2.0	1.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

Foreign Government Obligations	100.1%
Short Term Investments	0.2
Other Assets & Liabilities	(0.3)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays High Yield Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/28/07, 12/04/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays High Yield Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.4000%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	HIGH YIELD VERY	NET ASSET	MARKET	HIGH YIELD VERY
	VALUE	VALUE	LIQUID INDEX	VALUE	VALUE	LIQUID INDEX

SIX MONTHS	7.72%	7.28%	8.08%	N/A	N/A	N/A

ONE YEAR	14.31%	13.42%	15.36%	14.31%	13.42%	15.36%

THREE YEARS	36.43%	36.05%	40.81%	10.91%	10.81%	12.08%

FIVE YEARS	43.31%	41.60%	64.91%	7.46%	7.20%	10.52%

SINCE INCEPTION (1)	43.79%	44.35%	66.49%	7.39%	7.47%	10.53%

(1)	For the period November 28, 2007 to December 31, 2012.

SPDR Barclays High Yield Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUES)

Past performance is not a guarantee of future results.

SPDR Barclays High Yield Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

				ENERGY FUTURE	ICAHN ENTERPRISES
				INTERMEDIATE HOLDING	LP/ICAHN ENTERPRISES
	SPRINT NEXTEL CORP.,	HCA, INC.,	FIRST DATA CORP.,	CO. LLC/EFIH FINANCE, INC.,	FINANCE CORP.,
DESCRIPTION	9.00%, 11/15/2018	6.50%, 2/15/2020	12.63%, 1/15/2021	10.00%, 12/1/2020	8.00%, 1/15/2018

MARKET VALUE	$169,546,975	162,282,375	152,025,205	116,236,230	112,897,296

% OF NET ASSETS	1.4	1.3	1.2	0.9	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.8%
Short Term Investments	0.7
Other Assets & Liabilities	1.5

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Short Term High Yield Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/14/12, 3/15/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays High Yield Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.40%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS US HIGH YIELD 350MN CASH
	VALUE	VALUE	PAY 0-5 YR 2% CAPPED INDEX

SIX MONTHS	5.87%	5.78%	6.46%

SINCE INCEPTION (1)	6.33%	7.16%	7.98%

(1)	For the period March 14, 2012 to December 31, 2012.

SPDR Barclays Short Term High Yield Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

SPDR Barclays Short Term High Yield Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

		FMG RESOURCES	CAESARS
	INTELSAT	AUGUST 2006	ENTERTAINMENT
	LUXEMBOURG SA,	PTY, LTD.,	OPERATING CO., INC.,	FIRST DATA CORP.,	SPRINT NEXTEL CORP.,
DESCRIPTION	11.25%, 2/4/2017	7.00%, 11/1/2015	11.25%, 6/1/2017	11.25%, 3/31/2016	6.00%, 12/1/2016

MARKET VALUE	$7,402,500	6,037,500	5,811,531	5,757,500	5,165,625

% OF NET ASSETS	1.2	1.0	1.0	0.9	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	96.8%
Short Term Investments	3.3
Other Assets & Liabilities	(0.1)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Investment Grade Floating Rate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/11, 12/1/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Investment Grade Floating Rate Bond ETF as stated in the Fees and Expenses table of the prospectus dated November 30, 2012 is 0.1500%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
			U.S. DOLLAR			U.S. DOLLAR
	NET ASSET	MARKET	FLOATING RATE NOTE	NET ASSET	MARKET	FLOATING RATE NOTE
	VALUE	VALUE	< 5 YEARS INDEX	VALUE	VALUE	< 5 YEARS INDEX

SIX MONTHS	1.31%	2.42%	1.66%	N/A	N/A	N/A

ONE YEAR	3.47%	3.17%	3.90%	3.47%	3.17%	3.90%

SINCE INCEPTION (1)	3.29%	3.85%	3.88%	3.02%	3.53%	3.56%

(1)	For the period November 30, 2011 to December 31, 2012.

SPDR Barclays Investment Grade Floating Rate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

SPDR Barclays Investment Grade Floating Rate ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

		BANK OF	THE GOLDMAN SACHS	COMMONWEALTH
	MORGAN STANLEY,	AMERICA CORP.,	GROUP, INC.,	BANK OF AUSTRALIA,	WELLS FARGO BANK NA,
DESCRIPTION	1.92%, 1/24/2014	1.73%, 1/30/2014	0.91%, 9/29/2014	0.86%, 3/19/2013	0.52%, 5/16/2016

MARKET VALUE	$440,825	394,265	364,472	300,334	293,623

% OF NET ASSETS	2.9	2.6	2.4	2.0	1.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	95.1%
Foreign Government Obligations	0.7
Short Term Investments	13.1
Other Assets & Liabilities	(8.9)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/18/12, 6/19/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.50%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN

	NET ASSET	MARKET	BOFA MERRILL LYNCH EMERGING MARKETS
	VALUE	VALUE	DIVERSIFIED CORPORATE INDEX

SIX MONTHS	8.23%	6.37%	8.51%

SINCE INCEPTION (1)	8.52%	8.15%	8.99%

(1)	For the period June 18, 2012 to December 31, 2012.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

	PETROBRAS INTERNATIONAL	PETROLEOS	GAZPROM OAO	KAZMUNAYGAS
	FINANCE CO.,	MEXICANOS,	VIA GAZ CAPITAL SA,	NATIONAL CO.,	IPIC GMTN LTD.,
DESCRIPTION	3.50%, 2/6/2017	5.50%, 1/21/2021	9.25%, 4/23/2019	11.75%, 1/23/2015	5.00%, 11/15/2020

MARKET VALUE	$524,374	467,400	397,125	358,125	341,100

% OF NET ASSETS	3.3	2.9	2.5	2.3	2.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.3%
Short Term Investments	1.7
Other Assets & Liabilities	1.0

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/18/12, 6/19/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR BofA Merrill Lynch Crossover Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2012 is 0.50%.

PERFORMANCE AS OF DECEMBER 31, 2012

	CUMULATIVE TOTAL RETURN

	NET ASSET	MARKET	BOFA MERRILL LYNCH US DIVERSIFIED
	VALUE	VALUE	CROSSOVER CORPORATE INDEX

SIX MONTHS	6.60%	5.78%	6.30%

SINCE INCEPTION (1)	7.62%	8.70%	7.02%

(1)	For the period June 18, 2012 to December 31, 2012.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

		FORD MOTOR	EL PASO	FRONTIER	TENNESSEE GAS
	HCA, INC.,	CREDIT CO. LLC,	NATURAL GAS CO.,	COMMUNICATIONS CORP.,	PIPELINE CO.,
DESCRIPTION	7.25%, 9/15/2020	4.25%, 2/3/2017	5.95%, 4/15/2017	8.50%, 4/15/2020	7.00%, 3/15/2027

MARKET VALUE	$166,125	160,694	144,522	143,750	135,575

% OF NET ASSETS	1.1	1.0	0.9	0.9	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.2%
Short Term Investments	0.7
Other Assets & Liabilities	1.1

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays 1-3 Month T-Bill ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.9%
Treasury Bills*
0.02%, 3/28/2013	$146,155,000	$146,142,779
0.03%, 3/7/2013	209,490,000	209,476,767
0.03%, 3/21/2013	146,155,000	146,143,771
0.03%, 3/14/2013	146,155,000	146,144,763
0.05%, 2/7/2013	209,490,000	209,483,544
0.05%, 2/14/2013	146,155,000	146,149,636
0.07%, 2/21/2013	146,155,000	146,148,788
0.08%, 2/28/2013	146,155,000	146,147,930

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $1,295,831,558)		1,295,837,978

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.17% (a)(b)(c) (Cost $977,635)	977,635	977,635

TOTAL INVESTMENTS — 100.0% (d)
(Cost $1,296,809,193)		1,296,815,613
OTHER ASSETS & LIABILITIES — 0.0% (e)		(336,953)

NET ASSETS — 100.0%		$1,296,478,660

*	Rate shown is the discount rate at time of purchase, not a coupon rate.
(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs. (Note 2)
(d)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
(e)	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR Barclays TIPS ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Inflation Protected Indexed Bonds
0.13%, 4/15/2017	$35,788,168	$38,338,075
0.13%, 1/15/2022	33,372,425	36,256,136
0.13%, 7/15/2022	32,620,274	35,428,554
0.63%, 7/15/2021	29,095,779	33,114,779
0.75%, 2/15/2042	18,726,910	20,532,371
1.75%, 1/15/2028 (a)	13,655,288	17,677,181
2.00%, 1/15/2026	18,436,572	24,203,716
2.13%, 2/15/2040	12,842,751	18,828,628
2.13%, 2/15/2041	20,040,189	29,612,585
2.38%, 1/15/2025	27,179,644	36,705,294
2.38%, 1/15/2027	14,954,115	20,622,621
2.50%, 1/15/2029	12,058,402	17,198,296
3.38%, 4/15/2032	5,165,936	8,516,511
3.63%, 4/15/2028	18,985,949	30,107,539
3.88%, 4/15/2029	21,699,073	35,939,089
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016	31,803,048	33,502,603
0.50%, 4/15/2015	17,928,257	18,712,618
1.13%, 1/15/2021	30,677,750	36,079,795
1.25%, 4/15/2014	13,206,991	13,625,917
1.25%, 7/15/2020	27,165,396	32,263,254
1.38%, 7/15/2018	12,705,205	14,799,531
1.38%, 1/15/2020	16,054,246	19,041,780
1.63%, 1/15/2015	18,205,710	19,349,211
1.63%, 1/15/2018 (a)	14,333,263	16,631,029
1.88%, 7/15/2015	15,990,702	17,447,295
1.88%, 7/15/2019	13,016,690	15,853,938
2.00%, 1/15/2014 (a)	20,551,346	21,212,894
2.00%, 7/15/2014	18,443,344	19,469,348
2.00%, 1/15/2016 (a)	15,670,910	17,387,344
2.13%, 1/15/2019 (a)	12,576,636	15,286,524
2.38%, 1/15/2017	15,650,386	18,200,929
2.50%, 7/15/2016	18,119,393	20,848,717
2.63%, 7/15/2017 (a)	12,358,686	14,820,783

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $696,085,056)		767,614,885

	Shares
SHORT TERM INVESTMENTS — 4.6%
MONEY MARKET FUNDS — 4.6%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	35,038,781	35,038,781
State Street Institutional Liquid Reserves Fund 0.17% (c)(d)	555,606	555,606

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $35,594,387)		35,594,387

TOTAL INVESTMENTS — 104.1% (f)
(Cost $731,679,443)		803,209,272
OTHER ASSETS & LIABILITIES — (4.1)%		(31,580,940)

NET ASSETS — 100.0%		$771,628,332

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Barclays Short Term Treasury ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds
7.25%, 5/15/2016	$13,000	$15,960
7.50%, 11/15/2016	10,000	12,675
8.75%, 5/15/2017	5,000	6,761
8.88%, 8/15/2017	5,000	6,875
9.25%, 2/15/2016	3,000	3,824
9.88%, 11/15/2015	3,000	3,813
10.63%, 8/15/2015	2,000	2,536
11.25%, 2/15/2015	6,000	7,388
Treasury Notes
0.13%, 7/31/2014	25,000	24,957
0.13%, 12/31/2014	25,000	24,937
0.25%, 1/31/2014	28,000	28,017
0.25%, 2/28/2014	30,000	30,015
0.25%, 3/31/2014	25,000	25,012
0.25%, 4/30/2014	25,000	25,011
0.25%, 5/31/2014	25,000	25,011
0.25%, 6/30/2014	25,000	25,010
0.25%, 8/31/2014	20,000	20,004
0.25%, 9/15/2014	26,000	26,006
0.25%, 9/30/2014	25,000	25,006
0.25%, 10/31/2014	25,000	25,004
0.25%, 11/30/2014	20,000	20,001
0.25%, 12/15/2014	28,000	28,001
0.25%, 1/15/2015	23,000	22,992
0.25%, 2/15/2015	25,000	24,988
0.25%, 5/15/2015	20,000	19,975
0.25%, 7/15/2015	25,000	24,958
0.25%, 8/15/2015	15,000	14,973
0.25%, 9/15/2015	25,000	24,946
0.25%, 10/15/2015	15,000	14,965
0.25%, 12/15/2015	25,000	24,925
0.38%, 11/15/2014	31,000	31,073
0.38%, 3/15/2015	25,000	25,048
0.38%, 4/15/2015	25,000	25,042
0.38%, 6/15/2015	23,000	23,036
0.38%, 11/15/2015 (a)	20,000	20,018
0.50%, 8/15/2014	28,000	28,122
0.50%, 10/15/2014	26,000	26,117
0.50%, 7/31/2017	25,000	24,850
0.63%, 7/15/2014	31,000	31,189
0.63%, 5/31/2017	25,000	25,038
0.63%, 8/31/2017	25,000	24,979
0.63%, 9/30/2017	20,000	19,964
0.63%, 11/30/2017	25,000	24,918
0.75%, 6/15/2014	31,000	31,238
0.75%, 6/30/2017	25,000	25,149
0.75%, 10/31/2017	25,000	25,083
0.88%, 11/30/2016	33,000	33,471
0.88%, 12/31/2016	27,000	27,372
0.88%, 1/31/2017	25,000	25,335
0.88%, 2/28/2017	28,000	28,370
0.88%, 4/30/2017	20,000	20,248
1.00%, 1/15/2014	14,000	14,117
1.00%, 5/15/2014	22,000	22,234
1.00%, 8/31/2016	24,000	24,460
1.00%, 9/30/2016	34,000	34,648
1.00%, 10/31/2016	29,000	29,557
1.00%, 3/31/2017	30,000	30,540
1.25%, 2/15/2014 (a)	17,000	17,198
1.25%, 3/15/2014	18,000	18,223
1.25%, 4/15/2014	20,000	20,265
1.25%, 8/31/2015	25,000	25,608
1.25%, 9/30/2015	30,000	30,751
1.25%, 10/31/2015	25,000	25,640
1.38%, 11/30/2015	25,000	25,736
1.50%, 6/30/2016	26,000	26,953
1.50%, 7/31/2016	24,000	24,887
1.75%, 1/31/2014	23,000	23,384
1.75%, 3/31/2014	26,000	26,494
1.75%, 7/31/2015	27,000	27,986
1.75%, 5/31/2016	22,000	22,984
1.88%, 2/28/2014	28,000	28,539
1.88%, 4/30/2014	27,000	27,592
1.88%, 6/30/2015	23,000	23,893
1.88%, 8/31/2017	25,000	26,407
1.88%, 9/30/2017	20,000	21,124
1.88%, 10/31/2017	15,000	15,846
2.00%, 1/31/2016	24,000	25,189
2.00%, 4/30/2016	22,000	23,148
2.13%, 11/30/2014	33,000	34,170
2.13%, 5/31/2015	27,000	28,172
2.13%, 12/31/2015	14,000	14,733
2.13%, 2/29/2016	15,000	15,818
2.25%, 5/31/2014	27,000	27,768
2.25%, 1/31/2015	34,000	35,389
2.25%, 3/31/2016	21,000	22,252
2.25%, 11/30/2017	15,000	16,131
2.38%, 8/31/2014	33,000	34,167
2.38%, 9/30/2014	35,000	36,300
2.38%, 10/31/2014	32,000	33,233
2.38%, 2/28/2015	38,000	39,708
2.38%, 3/31/2016	15,000	15,948
2.38%, 7/31/2017	15,000	16,176
2.50%, 3/31/2015	39,000	40,940
2.50%, 4/30/2015	30,000	31,527
2.50%, 6/30/2017	20,000	21,670
2.63%, 6/30/2014	31,000	32,105
2.63%, 7/31/2014	32,000	33,204
2.63%, 12/31/2014	35,000	36,652
2.63%, 2/29/2016	12,000	12,842
2.63%, 4/30/2016	13,000	13,945
2.75%, 11/30/2016	21,000	22,815
2.75%, 5/31/2017	10,000	10,934
2.75%, 12/31/2017	5,000	5,503
3.00%, 8/31/2016	22,000	24,008
3.00%, 9/30/2016	23,000	25,142
3.00%, 2/28/2017	15,000	16,502
3.13%, 10/31/2016	25,000	27,483
3.13%, 1/31/2017	23,000	25,392
3.13%, 4/30/2017	20,000	22,166
3.25%, 5/31/2016	11,000	12,047
3.25%, 6/30/2016	16,000	17,555
3.25%, 7/31/2016	22,000	24,180
3.25%, 12/31/2016	18,000	19,938
3.25%, 3/31/2017	20,000	22,244
4.00%, 2/15/2014	24,000	25,016

See accompanying notes to financial statements.

SPDR Barclays Short Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

4.00%, 2/15/2015	$25,000	$26,960
4.13%, 5/15/2015	21,000	22,888
4.25%, 8/15/2014	20,000	21,298
4.25%, 11/15/2014	21,000	22,559
4.25%, 8/15/2015	24,000	26,445
4.25%, 11/15/2017	15,000	17,565
4.50%, 11/15/2015	20,000	22,365
4.50%, 2/15/2016	19,000	21,415
4.50%, 5/15/2017	13,000	15,185
4.63%, 11/15/2016	18,000	20,831
4.63%, 2/15/2017	13,000	15,154
4.75%, 5/15/2014	23,000	24,418
4.75%, 8/15/2017	10,000	11,874
4.88%, 8/15/2016	16,000	18,522
5.13%, 5/15/2016	14,000	16,191

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $2,976,412)		2,991,054

	Shares
SHORT TERM INVESTMENTS — 1.1%
MONEY MARKET FUNDS — 1.1%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	10,225	10,225
State Street Institutional Liquid Reserves Fund 0.17% (c)(d)	23,709	23,709

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $33,934)		33,934

TOTAL INVESTMENTS — 100.3% (f)
(Cost $3,010,346)		3,024,988
OTHER ASSETS & LIABILITIES — (0.3)%		(9,581)

NET ASSETS — 100.0%		$3,015,407

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds
7.25%, 5/15/2016	$715,000	$877,791
7.25%, 8/15/2022	226,000	340,304
7.50%, 11/15/2016	301,000	381,515
7.63%, 11/15/2022	200,000	309,626
7.88%, 2/15/2021	154,000	231,770
8.00%, 11/15/2021	382,000	589,800
8.13%, 8/15/2019	347,000	504,979
8.13%, 5/15/2021	70,000	107,419
8.13%, 8/15/2021	70,000	108,160
8.50%, 2/15/2020	154,000	231,770
8.75%, 5/15/2017	238,000	321,814
8.75%, 5/15/2020	130,000	199,623
8.75%, 8/15/2020	235,000	363,775
8.88%, 8/15/2017 (a)	158,000	217,261
8.88%, 2/15/2019	238,000	350,852
9.00%, 11/15/2018	186,000	272,665
9.13%, 5/15/2018	253,000	364,130
9.25%, 2/15/2016	183,000	233,276
9.88%, 11/15/2015	215,000	273,271
10.63%, 8/15/2015	133,000	168,639
11.25%, 2/15/2015	410,000	504,849
Treasury Notes
0.13%, 7/31/2014	1,174,000	1,171,969
0.13%, 12/31/2014	1,000,000	997,460
0.25%, 1/31/2014	1,200,000	1,200,708
0.25%, 2/28/2014	1,236,000	1,236,606
0.25%, 3/31/2014	1,169,000	1,169,549
0.25%, 4/30/2014	1,020,000	1,020,469
0.25%, 5/31/2014	1,334,000	1,334,574
0.25%, 6/30/2014	1,322,000	1,322,542
0.25%, 8/31/2014	1,356,000	1,356,298
0.25%, 9/15/2014	1,203,000	1,203,277
0.25%, 9/30/2014	1,200,000	1,200,264
0.25%, 10/31/2014	1,000,000	1,000,150
0.25%, 11/30/2014	1,150,000	1,150,035
0.25%, 12/15/2014	778,000	778,023
0.25%, 1/15/2015	799,000	798,720
0.25%, 2/15/2015	1,236,000	1,235,394
0.25%, 5/15/2015	1,275,000	1,273,419
0.25%, 7/15/2015	631,000	629,934
0.25%, 8/15/2015	678,000	676,793
0.25%, 9/15/2015	1,000,000	997,850
0.25%, 10/15/2015	1,000,000	997,680
0.25%, 12/15/2015	1,000,000	996,990
0.38%, 11/15/2014	793,000	794,871
0.38%, 3/15/2015	1,118,000	1,120,169
0.38%, 4/15/2015	850,000	851,445
0.38%, 6/15/2015	1,055,000	1,056,646
0.38%, 11/15/2015 (a)	1,000,000	1,000,910
0.50%, 8/15/2014	1,021,000	1,025,452
0.50%, 10/15/2014	793,000	796,568
0.50%, 7/31/2017	752,000	747,496
0.63%, 7/15/2014	1,021,000	1,027,238
0.63%, 5/31/2017	850,000	851,301
0.63%, 8/31/2017	678,000	677,417
0.63%, 9/30/2017	500,000	499,105
0.63%, 11/30/2017	700,000	697,690
0.75%, 6/15/2014 (a)	1,167,000	1,175,962
0.75%, 6/30/2017	1,051,000	1,057,274
0.75%, 10/31/2017	750,000	752,482
0.75%, 12/31/2017	850,000	851,394
0.88%, 11/30/2016	1,171,000	1,187,710
0.88%, 12/31/2016	891,000	903,278
0.88%, 1/31/2017	1,042,000	1,055,963
0.88%, 2/28/2017	826,000	836,911
0.88%, 4/30/2017	850,000	860,548
0.88%, 7/31/2019	452,000	446,495
1.00%, 1/15/2014	771,000	777,446
1.00%, 5/15/2014	1,162,000	1,174,375
1.00%, 8/31/2016	1,171,000	1,193,436
1.00%, 9/30/2016	795,000	810,145
1.00%, 10/31/2016	795,000	810,272
1.00%, 3/31/2017	1,081,000	1,100,447
1.00%, 6/30/2019	676,000	674,100
1.00%, 8/31/2019	678,000	674,196
1.00%, 9/30/2019	700,000	695,345
1.00%, 11/30/2019 (a)	700,000	693,252
1.13%, 5/31/2019	550,000	553,547
1.13%, 12/31/2019	900,000	897,543
1.25%, 2/15/2014	775,000	784,021
1.25%, 3/15/2014	973,000	985,055
1.25%, 4/15/2014	778,000	788,293
1.25%, 8/31/2015	837,000	857,364
1.25%, 9/30/2015	1,123,000	1,151,120
1.25%, 10/31/2015	1,144,000	1,173,286
1.25%, 1/31/2019	640,000	651,642
1.25%, 4/30/2019	425,000	431,456
1.25%, 10/31/2019 (a)	600,000	605,040
1.38%, 11/30/2015	1,180,000	1,214,751
1.38%, 9/30/2018	789,000	811,242
1.38%, 11/30/2018 (a)	789,000	809,987
1.38%, 12/31/2018 (a)	547,000	561,260
1.38%, 2/28/2019	410,000	420,246
1.50%, 6/30/2016	1,136,000	1,177,657
1.50%, 7/31/2016	1,171,000	1,214,292
1.50%, 8/31/2018	939,000	972,457
1.50%, 3/31/2019	410,000	422,923
1.63%, 8/15/2022	1,452,000	1,442,402
1.63%, 11/15/2022 (a)	1,000,000	988,980
1.75%, 1/31/2014	887,000	901,795
1.75%, 3/31/2014	989,000	1,007,781
1.75%, 7/31/2015	979,000	1,014,753
1.75%, 5/31/2016	875,000	914,148
1.75%, 10/31/2018	489,000	512,893
1.75%, 5/15/2022	1,586,000	1,599,624
1.88%, 2/28/2014	794,000	809,277
1.88%, 4/30/2014	1,247,000	1,274,359
1.88%, 6/30/2015	974,000	1,011,820
1.88%, 8/31/2017	1,023,000	1,080,585
1.88%, 9/30/2017	866,000	914,678
1.88%, 10/31/2017	869,000	918,020
2.00%, 1/31/2016	1,029,000	1,079,966
2.00%, 4/30/2016	782,000	822,805
2.00%, 11/15/2021	1,584,000	1,643,844
2.00%, 2/15/2022	1,322,000	1,367,027
2.13%, 11/30/2014	1,482,000	1,534,552

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

2.13%, 5/31/2015	$1,240,000	$1,293,816
2.13%, 12/31/2015	621,000	653,491
2.13%, 2/29/2016	547,000	576,844
2.13%, 8/15/2021	1,536,000	1,614,689
2.25%, 5/31/2014	981,000	1,008,919
2.25%, 1/31/2015	1,051,000	1,093,944
2.25%, 3/31/2016	780,000	826,488
2.25%, 11/30/2017	665,000	715,148
2.25%, 7/31/2018	357,000	384,600
2.38%, 8/31/2014	1,421,000	1,471,233
2.38%, 9/30/2014	1,436,000	1,489,347
2.38%, 10/31/2014	1,396,000	1,449,774
2.38%, 2/28/2015	1,574,000	1,644,751
2.38%, 3/31/2016	678,000	720,843
2.38%, 7/31/2017	883,000	952,254
2.38%, 5/31/2018	522,000	565,613
2.38%, 6/30/2018	780,000	845,450
2.50%, 3/31/2015	1,576,000	1,654,406
2.50%, 4/30/2015	1,290,000	1,355,661
2.50%, 6/30/2017	631,000	683,676
2.63%, 6/30/2014	1,248,000	1,292,479
2.63%, 7/31/2014	1,341,000	1,391,435
2.63%, 12/31/2014	1,357,000	1,421,037
2.63%, 2/29/2016	391,000	418,444
2.63%, 4/30/2016	685,000	734,806
2.63%, 1/31/2018	456,000	499,056
2.63%, 4/30/2018	621,000	680,722
2.63%, 8/15/2020	1,568,000	1,722,621
2.63%, 11/15/2020	1,889,000	2,072,063
2.75%, 11/30/2016	1,013,000	1,100,574
2.75%, 5/31/2017 (a)	705,000	770,854
2.75%, 12/31/2017	660,000	726,350
2.75%, 2/28/2018	566,000	623,596
2.75%, 2/15/2019	933,000	1,033,325
2.88%, 3/31/2018	562,000	623,140
3.00%, 8/31/2016	845,000	922,115
3.00%, 9/30/2016	1,097,000	1,199,153
3.00%, 2/28/2017	529,000	581,985
3.13%, 10/31/2016	634,000	696,975
3.13%, 1/31/2017	1,012,000	1,117,258
3.13%, 4/30/2017	704,000	780,236
3.13%, 5/15/2019	935,000	1,059,084
3.13%, 5/15/2021	1,305,000	1,479,818
3.25%, 5/31/2016	362,000	396,470
3.25%, 6/30/2016	746,000	818,511
3.25%, 7/31/2016	679,000	746,269
3.25%, 12/31/2016	708,000	784,230
3.25%, 3/31/2017	1,017,000	1,131,107
3.38%, 11/15/2019	1,190,000	1,368,405
3.50%, 2/15/2018	1,082,000	1,232,182
3.50%, 5/15/2020	1,612,000	1,871,564
3.63%, 8/15/2019	1,196,000	1,392,957
3.63%, 2/15/2020	1,841,000	2,151,098
3.63%, 2/15/2021	1,400,000	1,643,166
3.75%, 11/15/2018	949,000	1,105,149
3.88%, 5/15/2018	463,000	538,173
4.00%, 2/15/2014	1,116,000	1,163,240
4.00%, 2/15/2015	1,051,000	1,133,398
4.00%, 8/15/2018	347,000	407,770
4.13%, 5/15/2015	714,000	778,196
4.25%, 8/15/2014	704,000	749,697
4.25%, 11/15/2014	560,000	601,574
4.25%, 8/15/2015	1,019,000	1,122,806
4.25%, 11/15/2017	496,000	580,801
4.50%, 11/15/2015	771,000	862,171
4.50%, 2/15/2016	676,000	761,933
4.50%, 5/15/2017	500,000	584,035
4.63%, 11/15/2016	775,000	896,869
4.63%, 2/15/2017	418,000	487,271
4.75%, 5/15/2014	967,000	1,026,625
4.75%, 8/15/2017	771,000	915,462
4.88%, 8/15/2016	603,000	698,045
5.13%, 5/15/2016	451,000	521,568

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $162,301,660)		169,320,638

	Shares
SHORT TERM INVESTMENTS — 2.6%
MONEY MARKET FUNDS — 2.6%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	3,241,703	3,241,703
State Street Institutional Liquid Reserves Fund 0.17% (c)(d)	1,207,119	1,207,119

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $4,448,822)		4,448,822

TOTAL INVESTMENTS — 102.0% (f)
(Cost $166,750,482)		173,769,460
OTHER ASSETS & LIABILITIES — (2.0)%		(3,444,519)

NET ASSETS — 100.0%		$170,324,941

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Barclays Long Term Treasury ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.0%
Treasury Bonds
2.75%, 8/15/2042	$3,225,000	$3,112,705
2.75%, 11/15/2042	1,923,000	1,852,541
3.00%, 5/15/2042	2,970,000	3,024,262
3.13%, 11/15/2041	3,032,000	3,171,745
3.13%, 2/15/2042	2,877,000	3,006,580
3.50%, 2/15/2039	1,690,000	1,908,956
3.75%, 8/15/2041	2,152,000	2,528,062
3.88%, 8/15/2040	2,110,000	2,534,912
4.25%, 5/15/2039	1,726,000	2,200,391
4.25%, 11/15/2040	2,420,000	3,088,670
4.38%, 2/15/2038	989,000	1,283,267
4.38%, 11/15/2039	2,342,000	3,045,209
4.38%, 5/15/2040	2,278,000	2,963,815
4.38%, 5/15/2041	1,707,000	2,222,753
4.50%, 2/15/2036	1,317,000	1,733,475
4.50%, 5/15/2038	1,350,000	1,784,578
4.50%, 8/15/2039	1,236,000	1,636,798
4.63%, 2/15/2040	1,894,000	2,557,373
4.75%, 2/15/2037	578,000	788,721
4.75%, 2/15/2041 (a)	1,792,000	2,469,233
5.00%, 5/15/2037	533,000	752,212
5.25%, 11/15/2028	637,000	880,296
5.25%, 2/15/2029	638,000	883,834
5.38%, 2/15/2031 (a)	998,000	1,424,845
5.50%, 8/15/2028	541,000	764,655
6.00%, 2/15/2026	656,000	949,403
6.13%, 11/15/2027	1,065,000	1,582,356
6.13%, 8/15/2029	451,000	683,500
6.25%, 8/15/2023	1,191,000	1,708,192
6.25%, 5/15/2030	768,000	1,187,850
6.38%, 8/15/2027	406,000	615,236
6.50%, 11/15/2026	424,000	643,959
6.63%, 2/15/2027	376,000	578,487
6.75%, 8/15/2026	332,000	513,013
6.88%, 8/15/2025	416,000	640,786
7.13%, 2/15/2023	547,000	825,078
7.50%, 11/15/2024 (a)	471,000	750,199
7.63%, 2/15/2025	386,000	622,549

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $64,121,463)		62,920,496

	Shares
SHORT TERM INVESTMENTS — 3.3%
MONEY MARKET FUNDS — 3.3%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	1,935,755	1,935,755
State Street Institutional Liquid Reserves Fund 0.17% (c)(d)	121,822	121,822

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $2,057,577)		2,057,577

TOTAL INVESTMENTS — 102.3% (f)
(Cost $66,179,040)		64,978,073
OTHER ASSETS & LIABILITIES — (2.3)%		(1,443,065)

NET ASSETS — 100.0%		$63,535,008

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.9%
AEROSPACE & DEFENSE — 1.2%
General Dynamics Corp. 1.38%, 1/15/2015	$2,013,000	$2,048,578
Honeywell International, Inc. 3.88%, 2/15/2014	2,000,000	2,073,079
Northrop Grumman Corp.:
1.85%, 11/15/2015	550,000	563,162
3.70%, 8/1/2014	1,850,000	1,934,156
Precision Castparts Corp. 0.70%, 12/20/2015	1,500,000	1,503,854
Textron, Inc. 6.20%, 3/15/2015	1,000,000	1,094,634
The Boeing Co.:
3.50%, 2/15/2015	1,500,000	1,588,230
5.00%, 3/15/2014	2,250,000	2,365,849
United Technologies Corp.:
1.20%, 6/1/2015	2,000,000	2,028,623
4.88%, 5/1/2015	4,675,000	5,131,332

		20,331,497

AIR FREIGHT & LOGISTICS — 0.3%
FedEx Corp. 7.38%, 1/15/2014	250,000	267,100
GATX Corp. 8.75%, 5/15/2014	1,250,000	1,377,985
United Parcel Service, Inc. 3.88%, 4/1/2014	3,825,000	3,985,514

		5,630,599

AIRLINES — 0.0% (a)
Southwest Airlines Co. 5.25%, 10/1/2014	122,000	129,755

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc. 1.75%, 3/1/2014	975,000	986,842

AUTOMOBILES — 0.2%
Harley-Davidson, Inc. 15.00%, 2/1/2014	50,000	56,961
PACCAR Financial Corp.:
0.75%, 8/14/2015	1,010,000	1,013,864
1.05%, 6/5/2015	1,000,000	1,001,852
1.55%, 9/29/2014	1,500,000	1,523,307
PACCAR, Inc. 6.88%, 2/15/2014	250,000	267,070

		3,863,054

BEVERAGES — 3.4%
Anheuser-Busch InBev Worldwide, Inc.:
0.80%, 7/15/2015	6,500,000	6,519,182
1.50%, 7/14/2014	2,600,000	2,636,824
3.63%, 4/15/2015	1,000,000	1,067,887
4.13%, 1/15/2015	2,000,000	2,141,274
5.38%, 11/15/2014	6,875,000	7,464,638
Bottling Group LLC 6.95%, 3/15/2014	5,125,000	5,511,859
Coca-Cola Enterprises, Inc. 2.13%, 9/15/2015	1,425,000	1,469,512
Coca-Cola HBC Finance BV 5.50%, 9/17/2015	2,935,000	3,184,202
Coca-Cola Refreshments USA, Inc.:
4.25%, 3/1/2015	3,600,000	3,866,015
7.38%, 3/3/2014	1,250,000	1,348,721
Diageo Capital PLC 7.38%, 1/15/2014	3,169,000	3,390,922
Diageo Finance BV 3.25%, 1/15/2015	1,600,000	1,678,365
PepsiAmericas, Inc. 4.38%, 2/15/2014	600,000	624,928
PepsiCo, Inc.:
0.70%, 8/13/2015	2,575,000	2,578,831
0.75%, 3/5/2015	2,500,000	2,509,585
0.80%, 8/25/2014	1,500,000	1,507,320
3.10%, 1/15/2015	2,625,000	2,757,646
3.75%, 3/1/2014	1,825,000	1,893,845
The Coca-Cola Co.:
0.75%, 3/13/2015	3,500,000	3,519,690
3.63%, 3/15/2014	2,875,000	2,980,972

		58,652,218

BIOTECHNOLOGY — 1.0%
Amgen, Inc.:
1.88%, 11/15/2014	2,188,000	2,231,508
4.85%, 11/18/2014	3,500,000	3,760,427
Celgene Corp. 2.45%, 10/15/2015	1,250,000	1,301,386
Genentech, Inc. 4.75%, 7/15/2015	3,000,000	3,297,023
Genzyme Corp. 3.63%, 6/15/2015	1,500,000	1,602,735
Gilead Sciences, Inc. 2.40%, 12/1/2014	3,000,000	3,088,637
Life Technologies Corp. 4.40%, 3/1/2015	1,000,000	1,066,612

		16,348,328

CAPITAL MARKETS — 6.8%
BlackRock, Inc.:
1.38%, 6/1/2015	2,000,000	2,027,344
3.50%, 12/10/2014	2,800,000	2,956,364
Deutsche Bank Financial LLC 5.38%, 3/2/2015	2,000,000	2,127,078
Jefferies Group, Inc.:
3.88%, 11/9/2015	1,000,000	1,032,500
5.88%, 6/8/2014	500,000	527,500
Morgan Stanley:
2.88%, 1/24/2014	2,850,000	2,897,181
2.88%, 7/28/2014	1,635,000	1,667,217
3.45%, 11/2/2015	3,500,000	3,629,117
4.00%, 7/24/2015	1,500,000	1,572,580
4.10%, 1/26/2015	6,500,000	6,781,682
4.20%, 11/20/2014	5,500,000	5,748,577
4.75%, 4/1/2014	9,625,000	9,955,620
5.38%, 10/15/2015	4,500,000	4,890,326
6.00%, 5/13/2014	3,600,000	3,810,550
6.00%, 4/28/2015	8,100,000	8,822,052
Northern Trust Corp. 4.63%, 5/1/2014	500,000	527,009

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

TD Ameritrade Holding Corp. 4.15%, 12/1/2014	$1,570,000	$1,668,202
The Bank of New York Mellon Corp.:
1.20%, 2/20/2015	3,270,000	3,296,406
1.50%, 1/31/2014	500,000	505,381
4.30%, 5/15/2014	4,800,000	5,045,532
4.95%, 3/15/2015	500,000	541,795
The Bear Stearns Cos. LLC 5.70%, 11/15/2014	5,500,000	5,972,563
The Charles Schwab Corp. 0.85%, 12/4/2015	1,000,000	1,002,814
The Goldman Sachs Group, Inc.:
1.60%, 11/23/2015	3,200,000	3,213,312
3.30%, 5/3/2015	10,000,000	10,411,453
3.70%, 8/1/2015	2,000,000	2,108,325
5.00%, 10/1/2014	3,000,000	3,193,941
5.13%, 1/15/2015	5,750,000	6,166,665
5.15%, 1/15/2014	6,500,000	6,777,890
5.50%, 11/15/2014	2,550,000	2,749,760
6.00%, 5/1/2014	5,438,000	5,785,686

		117,412,422

CHEMICALS — 1.6%
Airgas, Inc. 4.50%, 9/15/2014	1,124,000	1,189,706
Albemarle Corp. 5.10%, 2/1/2015	1,500,000	1,616,683
E.I. du Pont de Nemours & Co.:
1.75%, 3/25/2014	2,600,000	2,639,175
3.25%, 1/15/2015	2,350,000	2,474,899
4.75%, 3/15/2015	1,034,000	1,124,946
4.88%, 4/30/2014	191,000	202,007
Ecolab, Inc.:
1.00%, 8/9/2015	2,293,000	2,294,612
2.38%, 12/8/2014	1,500,000	1,544,633
Potash Corp. of Saskatchewan, Inc.:
3.75%, 9/30/2015	500,000	537,551
5.25%, 5/15/2014	2,350,000	2,494,993
Praxair, Inc.:
3.25%, 9/15/2015	660,000	704,609
4.63%, 3/30/2015	2,100,000	2,284,299
The Dow Chemical Co.:
5.90%, 2/15/2015	5,000,000	5,510,618
7.60%, 5/15/2014	1,414,000	1,541,816
The Sherwin-Williams Co. 3.13%, 12/15/2014	1,250,000	1,308,705

		27,469,252

COMMERCIAL BANKS — 14.9%
Abbey National Treasury Services PLC/London 2.88%, 4/25/2014	1,375,000	1,394,983
American Express Centurion Bank 0.88%, 11/13/2015	1,250,000	1,247,263
Bank of Montreal:
0.80%, 11/6/2015	2,000,000	1,997,047
1.75%, 4/29/2014	1,750,000	1,777,679
Bank of Nova Scotia:
0.75%, 10/9/2015	3,900,000	3,883,741
1.85%, 1/12/2015	2,000,000	2,040,072
2.05%, 10/7/2015	1,000,000	1,029,890
3.40%, 1/22/2015	7,875,000	8,283,434
Bank One Corp. 4.90%, 4/30/2015	2,000,000	2,162,196
Barclays Bank PLC:
2.38%, 1/13/2014	1,000,000	1,006,343
2.75%, 2/23/2015	5,300,000	5,484,504
3.90%, 4/7/2015	5,500,000	5,837,048
5.20%, 7/10/2014	5,000,000	5,316,817
BB&T Corp.:
2.05%, 4/28/2014	5,800,000	5,903,686
5.70%, 4/30/2014	1,250,000	1,334,303
BBVA US Senior SAU:
3.25%, 5/16/2014	3,550,000	3,549,791
4.66%, 10/9/2015	4,131,000	4,218,122
BNP Paribas 3.25%, 3/11/2015	7,135,000	7,434,555
Canadian Imperial Bank of Commerce/Canada:
0.90%, 10/1/2015	2,000,000	2,002,570
2.35%, 12/11/2015	4,106,000	4,284,403
Capital One Financial Corp. 1.00%, 11/6/2015	1,500,000	1,491,517
Comerica, Inc. 3.00%, 9/16/2015	690,000	726,728
Commonwealth Bank of Australia/New York, NY:
1.25%, 9/18/2015	5,000,000	5,039,735
1.95%, 3/16/2015	3,750,000	3,831,526
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
1.85%, 1/10/2014	2,625,000	2,657,057
2.13%, 10/13/2015	4,500,000	4,638,274
Credit Suisse of New York, NY:
2.20%, 1/14/2014	3,050,000	3,082,803
3.50%, 3/23/2015	4,000,000	4,224,047
5.50%, 5/1/2014	9,540,000	10,139,621
Deutsche Bank AG London:
3.45%, 3/30/2015	4,450,000	4,691,367
3.88%, 8/18/2014	2,150,000	2,258,576
Fifth Third Bank 4.75%, 2/1/2015	1,000,000	1,069,550
HSBC Bank USA NA 4.63%, 4/1/2014	3,000,000	3,107,905
HSBC Finance Corp. 5.25%, 1/15/2014	1,000,000	1,043,783
HSBC USA, Inc. 2.38%, 2/13/2015	8,425,000	8,666,527
JPMorgan Chase & Co. 5.38%, 1/15/2014	500,000	524,674
Key Bank NA 5.80%, 7/1/2014	1,050,000	1,120,734
KeyCorp 3.75%, 8/13/2015	3,760,000	4,026,109
National Australia Bank/New York:
1.60%, 8/7/2015	4,500,000	4,568,815
2.00%, 3/9/2015	2,500,000	2,553,841

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

National Bank of Canada 1.50%, 6/26/2015	$2,500,000	$2,533,546
National City Corp. 4.90%, 1/15/2015	500,000	539,758
PNC Funding Corp.:
3.00%, 5/19/2014	200,000	206,595
3.63%, 2/8/2015	5,000,000	5,293,647
4.25%, 9/21/2015	1,500,000	1,638,953
5.25%, 11/15/2015	2,000,000	2,227,832
5.40%, 6/10/2014	750,000	798,760
Regions Financial Corp.:
5.75%, 6/15/2015	1,500,000	1,620,000
7.75%, 11/10/2014	1,500,000	1,657,500
Royal Bank of Canada:
0.80%, 10/30/2015	2,000,000	1,997,064
1.13%, 1/15/2014	3,000,000	3,016,205
1.15%, 3/13/2015	2,250,000	2,267,008
1.45%, 10/30/2014	4,575,000	4,643,784
2.63%, 12/15/2015	3,000,000	3,150,364
SouthTrust Corp. 5.80%, 6/15/2014	1,750,000	1,869,683
Sumitomo Mitsui Banking Corp. 1.35%, 7/18/2015	2,000,000	2,019,955
The Bank Of New York Mellon Corp.:
1.70%, 11/24/2014	3,000,000	3,053,919
2.95%, 6/18/2015	3,500,000	3,678,607
The Royal Bank of Scotland PLC 3.25%, 1/11/2014	750,000	767,580
The Toronto-Dominion Bank 1.38%, 7/14/2014	1,650,000	1,669,457
US Bancorp:
2.45%, 7/27/2015	3,000,000	3,133,394
2.88%, 11/20/2014	2,000,000	2,087,026
3.13%, 4/1/2015	250,000	263,494
4.20%, 5/15/2014	4,325,000	4,543,387
US Bank NA:
4.95%, 10/30/2014	1,450,000	1,561,809
6.30%, 2/4/2014	1,500,000	1,591,135
US Bank NA/Cincinnati OH 3.78%, 4/29/2020	3,000,000	3,181,031
Wachovia Bank NA:
4.80%, 11/1/2014	1,737,000	1,854,861
4.88%, 2/1/2015	2,000,000	2,146,359
Wachovia Corp.:
4.88%, 2/15/2014	500,000	521,835
5.25%, 8/1/2014	5,150,000	5,492,708
Wells Fargo & Co.:
1.25%, 2/13/2015	7,250,000	7,310,302
1.50%, 7/1/2015	11,000,000	11,162,100
3.63%, 4/15/2015	2,000,000	2,127,755
3.75%, 10/1/2014	6,950,000	7,336,436
5.00%, 11/15/2014	67,000	71,954
Wells Fargo Bank NA 4.75%, 2/9/2015	300,000	322,383
Westpac Banking Corp.:
1.13%, 9/25/2015	5,450,000	5,490,018
3.00%, 8/4/2015	5,536,000	5,825,453
3.00%, 12/9/2015	250,000	264,425
4.20%, 2/27/2015	4,725,000	5,062,068
Zions Bancorporation 7.75%, 9/23/2014	1,000,000	1,100,000

		256,751,786

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cornell University 4.35%, 2/1/2014	10,000	10,415
Pitney Bowes, Inc.:
4.88%, 8/15/2014	800,000	830,615
5.00%, 3/15/2015	1,750,000	1,833,536
The Board Of Trustees Of The Leland Stanford Junior University 3.63%, 5/1/2014	680,000	708,176
The Western Union Co. 2.38%, 12/10/2015	650,000	653,172
Waste Management, Inc.:
5.00%, 3/15/2014	1,350,000	1,417,832
6.38%, 3/11/2015	570,000	636,954

		6,090,700

COMMUNICATIONS EQUIPMENT — 0.5%
Cisco Systems, Inc.:
1.63%, 3/14/2014	5,188,000	5,262,123
2.90%, 11/17/2014	1,400,000	1,465,338
Harris Corp. 5.00%, 10/1/2015	1,250,000	1,372,645

		8,100,106

COMPUTERS & PERIPHERALS — 2.1%
Computer Sciences Corp. 2.50%, 9/15/2015	1,446,000	1,478,277
Dell, Inc.:
2.10%, 4/1/2014	1,000,000	1,016,728
2.30%, 9/10/2015	2,269,000	2,336,570
5.63%, 4/15/2014	1,500,000	1,592,548
Hewlett-Packard Co.:
1.55%, 5/30/2014	2,250,000	2,240,531
2.13%, 9/13/2015	3,000,000	2,993,893
2.35%, 3/15/2015	5,100,000	5,121,501
2.63%, 12/9/2014	1,000,000	1,005,126
4.75%, 6/2/2014	3,500,000	3,626,361
6.13%, 3/1/2014	4,750,000	4,988,670
International Business Machines Corp.:
0.75%, 5/11/2015	500,000	501,491
0.88%, 10/31/2014	5,500,000	5,542,300
1.25%, 5/12/2014	3,273,000	3,312,926

		35,756,922

CONSUMER FINANCE — 0.6%
Caterpillar Financial Services Corp.:
1.05%, 3/26/2015	1,000,000	1,008,807
1.10%, 5/29/2015	500,000	504,742
1.38%, 5/20/2014	3,313,000	3,352,869
1.65%, 4/1/2014	200,000	202,906
4.60%, 1/15/2014	500,000	521,361
6.13%, 2/17/2014	4,538,000	4,827,211

		10,417,896

CONTAINERS & PACKAGING — 0.1%
Bemis Co., Inc. 5.65%, 8/1/2014	1,000,000	1,071,171

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

DIVERSIFIED CONSUMER SERVICES — 0.2%
Yale University 2.90%, 10/15/2014	$2,750,000	$2,867,253

DIVERSIFIED FINANCIAL SERVICES — 21.2%
American Express Co. 7.25%, 5/20/2014	3,943,000	4,292,679
American Express Credit Corp.:
1.75%, 6/12/2015	6,519,000	6,644,444
2.75%, 9/15/2015	4,000,000	4,194,850
5.13%, 8/25/2014	4,350,000	4,661,265
5.30%, 12/2/2015	1,000,000	1,124,872
Ameriprise Financial, Inc. 5.65%, 11/15/2015	1,135,000	1,280,512
Aon Corp. 3.50%, 9/30/2015	1,500,000	1,582,394
Bank of America Corp.:
1.50%, 10/9/2015	3,500,000	3,518,737
3.70%, 9/1/2015	5,000,000	5,272,620
4.50%, 4/1/2015	18,500,000	19,700,722
4.75%, 8/1/2015	3,500,000	3,777,638
5.25%, 12/1/2015	1,750,000	1,899,824
5.38%, 6/15/2014	600,000	635,562
7.38%, 5/15/2014	8,725,000	9,449,314
7.75%, 8/15/2015	1,144,000	1,301,653
Boeing Capital Corp. 3.25%, 10/27/2014	1,000,000	1,049,769
BP Capital Markets PLC:
3.13%, 10/1/2015	2,410,000	2,558,523
3.63%, 5/8/2014	5,650,000	5,879,694
3.88%, 3/10/2015	5,500,000	5,860,137
Capital One Financial Corp.:
2.13%, 7/15/2014	350,000	355,984
2.15%, 3/23/2015	7,100,000	7,247,378
7.38%, 5/23/2014	3,200,000	3,483,970
Caterpillar Financial Services Corp. 0.70%, 11/6/2015	1,250,000	1,248,152
Citigroup, Inc.:
2.25%, 8/7/2015	3,125,000	3,204,476
2.65%, 3/2/2015	2,500,000	2,571,804
4.59%, 12/15/2015	5,000,000	5,447,211
4.70%, 5/29/2015	500,000	538,329
4.75%, 5/19/2015	5,750,000	6,192,491
4.88%, 5/7/2015	1,355,000	1,447,105
5.00%, 9/15/2014	12,700,000	13,378,687
5.13%, 5/5/2014	784,000	825,959
5.50%, 10/15/2014	8,250,000	8,852,547
6.01%, 1/15/2015	5,250,000	5,740,127
6.38%, 8/12/2014	5,975,000	6,452,355
CME Group, Inc. 5.75%, 2/15/2014	3,000,000	3,168,938
Credit Suisse USA, Inc.:
4.88%, 1/15/2015	4,250,000	4,572,349
5.13%, 1/15/2014	2,250,000	2,345,613
5.13%, 8/15/2015	3,000,000	3,311,020
Ford Motor Credit Co. LLC:
2.75%, 5/15/2015	3,200,000	3,273,813
3.88%, 1/15/2015	7,500,000	7,817,420
5.63%, 9/15/2015	2,700,000	2,959,987
7.00%, 4/15/2015	5,500,000	6,131,386
8.00%, 6/1/2014	3,500,000	3,812,319
8.70%, 10/1/2014	3,800,000	4,259,901
Franklin Resources, Inc. 3.13%, 5/20/2015	500,000	526,778
General Electric Capital Corp.:
1.00%, 12/11/2015	2,000,000	2,008,556
1.63%, 7/2/2015	11,000,000	11,168,816
2.10%, 1/7/2014	3,875,000	3,939,678
2.15%, 1/9/2015	7,750,000	7,951,166
2.25%, 11/9/2015	3,000,000	3,100,777
2.38%, 6/30/2015	500,000	516,882
3.50%, 6/29/2015	850,000	902,167
3.75%, 11/14/2014	4,600,000	4,855,449
4.38%, 9/21/2015	1,102,000	1,201,541
4.75%, 9/15/2014	2,000,000	2,135,211
4.88%, 3/4/2015	1,500,000	1,624,642
5.50%, 6/4/2014	3,125,000	3,334,866
5.65%, 6/9/2014	1,125,000	1,205,381
5.90%, 5/13/2014	7,625,000	8,179,324
HSBC Finance Corp.:
5.00%, 6/30/2015	2,140,000	2,317,281
5.25%, 4/15/2015	1,440,000	1,560,936
John Deere Capital Corp. 0.70%, 9/4/2015	2,500,000	2,499,829
JPMorgan Chase & Co.:
1.10%, 10/15/2015	5,850,000	5,849,573
1.88%, 3/20/2015	7,500,000	7,626,630
2.05%, 1/24/2014	3,250,000	3,299,807
3.40%, 6/24/2015	5,500,000	5,801,415
3.70%, 1/20/2015	5,700,000	5,999,667
4.65%, 6/1/2014	9,100,000	9,585,516
4.88%, 3/15/2014	600,000	627,023
5.13%, 9/15/2014	5,188,000	5,516,773
5.15%, 10/1/2015	4,000,000	4,391,509
5.25%, 5/1/2015	1,250,000	1,355,483
Lazard Group LLC 7.13%, 5/15/2015	285,000	315,844
Mellon Funding Corp.:
5.00%, 12/1/2014	625,000	674,170
5.20%, 5/15/2014	549,000	583,827
Merrill Lynch & Co., Inc.:
5.00%, 2/3/2014	1,050,000	1,092,994
5.00%, 1/15/2015	3,000,000	3,200,507
5.45%, 7/15/2014	3,500,000	3,712,131
National Rural Utilities Cooperative Finance Corp.:
1.00%, 2/2/2015	1,115,000	1,120,699
1.90%, 11/1/2015	500,000	513,918
3.88%, 9/16/2015	500,000	538,274
4.75%, 3/1/2014	1,243,000	1,303,581
Nomura Holdings, Inc. 5.00%, 3/4/2015	3,700,000	3,914,478
ORIX Corp. 4.71%, 4/27/2015	2,000,000	2,133,979
PACCAR Financial Corp. 0.70%, 11/16/2015	450,000	449,201
Royal Bank of Scotland Group PLC:
2.55%, 9/18/2015	7,639,000	7,809,883
4.88%, 3/16/2015	4,500,000	4,833,423

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

SLM Corp.:
3.88%, 9/10/2015	$3,000,000	$3,075,000
5.05%, 11/14/2014	1,100,000	1,152,250
5.38%, 5/15/2014	1,600,000	1,676,000
The Nasdaq OMX Group, Inc. 4.00%, 1/15/2015	1,000,000	1,043,791
The Western Union Co. 6.50%, 2/26/2014	850,000	903,409
Toyota Motor Credit Corp.:
0.88%, 7/17/2015	4,500,000	4,517,264
1.00%, 2/17/2015	5,000,000	5,034,525
1.25%, 11/17/2014	1,245,000	1,260,728
3.20%, 6/17/2015	3,500,000	3,711,135
UBS AG of Stamford, CT:
2.25%, 1/28/2014	4,200,000	4,251,343
3.88%, 1/15/2015	3,500,000	3,695,094

		364,924,654

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
AT&T, Inc. 0.80%, 12/1/2015	3,850,000	3,854,150
British Telecommunications PLC 2.00%, 6/22/2015	3,500,000	3,586,860
Qwest Corp. 7.50%, 10/1/2014	3,100,000	3,402,789
Rogers Communications, Inc. 5.50%, 3/15/2014	1,000,000	1,054,986
Verizon Communications, Inc.:
0.70%, 11/2/2015	2,000,000	2,000,416
1.95%, 3/28/2014	4,150,000	4,224,247

		18,123,448

ELECTRIC UTILITIES — 3.7%
Alabama Power Co. 0.55%, 10/15/2015	891,000	890,937
Arizona Public Service Co. 5.80%, 6/30/2014	1,040,000	1,111,540
Carolina Power & Light Co. 5.25%, 12/15/2015	154,000	174,691
Commonwealth Edison Co.:
1.63%, 1/15/2014	3,750,000	3,791,600
4.70%, 4/15/2015	375,000	407,630
Consolidated Edison Co. of New York, Inc.:
5.38%, 12/15/2015	650,000	737,657
5.55%, 4/1/2014	1,000,000	1,061,508
Dominion Resources, Inc.:
2.25%, 9/1/2015	150,000	155,918
5.15%, 7/15/2015	800,000	886,164
Duke Energy Carolinas LLC:
5.30%, 10/1/2015	1,000,000	1,129,382
5.75%, 11/15/2013	200,000	208,946
Duke Energy Corp.:
3.35%, 4/1/2015	1,500,000	1,586,061
3.95%, 9/15/2014	2,000,000	2,109,202
6.30%, 2/1/2014	3,884,000	4,113,818
Enersis SA/Cayman Island 7.38%, 1/15/2014	625,000	658,194
Entergy Corp. 3.63%, 9/15/2015	1,500,000	1,575,907
Entergy Louisiana LLC 1.88%, 12/15/2014	1,225,000	1,252,844
Exelon Corp. 4.90%, 6/15/2015	2,400,000	2,607,975
Exelon Generation Co. LLC 5.35%, 1/15/2014	500,000	523,207
FirstEnergy Solutions Corp. 4.80%, 2/15/2015	2,400,000	2,582,973
Florida Power Corp. 0.65%, 11/15/2015	35,000	34,948
Georgia Power Co.:
0.63%, 11/15/2015	1,250,000	1,250,797
0.75%, 8/10/2015	2,400,000	2,406,037
Kentucky Utilities Co. 1.63%, 11/1/2015	1,000,000	1,025,830
Nevada Power Co. 5.88%, 1/15/2015	1,000,000	1,097,019
NextEra Energy Capital Holdings, Inc. 1.20%, 6/1/2015	4,817,000	4,851,167
Nisource Finance Corp. 5.40%, 7/15/2014	1,225,000	1,308,027
NSTAR Electric Co. 4.88%, 4/15/2014	1,020,000	1,071,116
Oncor Electric Delivery Co. LLC 6.38%, 1/15/2015	1,450,000	1,591,330
Pacific Gas & Electric Co. 4.80%, 3/1/2014	2,300,000	2,409,286
Peco Energy Co. 5.00%, 10/1/2014	550,000	591,734
PG&E Corp. 5.75%, 4/1/2014	2,400,000	2,545,797
PPL Energy Supply LLC 5.40%, 8/15/2014	350,000	371,483
Progress Energy, Inc. 6.05%, 3/15/2014	1,000,000	1,062,815
Public Service Co. of Colorado 5.50%, 4/1/2014	1,000,000	1,061,535
Public Service Electric & Gas Co.:
0.85%, 8/15/2014	1,554,000	1,562,710
5.00%, 8/15/2014	1,000,000	1,069,189
Scottish Power, Ltd. 5.38%, 3/15/2015	2,709,000	2,886,894
Southern California Edison Co.:
4.15%, 9/15/2014	300,000	318,029
5.75%, 3/15/2014	2,201,000	2,334,105
Southern California Edison Co., Series 0 5.00%, 1/15/2014	1,000,000	1,046,541
The Southern Co. 2.38%, 9/15/2015	2,500,000	2,604,990
Westar Energy, Inc. 6.00%, 7/1/2014	1,200,000	1,285,884
Wisconsin Electric Power Co. 6.00%, 4/1/2014	500,000	532,574

		63,885,991

ELECTRICAL EQUIPMENT — 0.1%
Agilent Technologies, Inc. 5.50%, 9/14/2015	2,000,000	2,225,022

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Amphenol Corp. 4.75%, 11/15/2014	$1,050,000	$1,119,750
Avnet, Inc. 5.88%, 3/15/2014	350,000	366,052
Emerson Electric Co. 4.13%, 4/15/2015	300,000	322,914

		1,808,716

FOOD & STAPLES RETAILING — 1.5%
CVS Caremark Corp.:
3.25%, 5/18/2015	250,000	264,093
4.88%, 9/15/2014	3,125,000	3,348,409
Safeway, Inc.:
5.63%, 8/15/2014	1,500,000	1,591,474
6.25%, 3/15/2014	1,250,000	1,321,374
Target Corp. 1.13%, 7/18/2014	1,685,000	1,701,143
The Kroger Co. 7.50%, 1/15/2014	2,038,000	2,178,920
Wal-Mart Stores, Inc.:
1.63%, 4/15/2014	2,710,000	2,755,005
2.25%, 7/8/2015	540,000	562,487
2.88%, 4/1/2015	2,250,000	2,366,676
3.00%, 2/3/2014	938,000	965,275
3.20%, 5/15/2014	5,938,000	6,169,236
Walgreen Co. 1.00%, 3/13/2015	3,209,000	3,219,281

		26,443,373

FOOD PRODUCTS — 1.4%
Bunge Ltd. Finance Corp. 5.35%, 4/15/2014	2,700,000	2,836,673
Campbell Soup Co. 3.38%, 8/15/2014	930,000	972,329
ConAgra Foods, Inc.:
1.35%, 9/10/2015	750,000	750,935
5.88%, 4/15/2014	850,000	903,457
General Mills, Inc.:
1.55%, 5/16/2014	250,000	253,238
5.20%, 3/17/2015	2,000,000	2,194,663
Kellogg Co. 1.13%, 5/15/2015	1,750,000	1,765,706
Kraft Foods Group, Inc. 1.63%, 6/4/2015 (b)	3,750,000	3,813,925
Mead Johnson Nutrition Co. 3.50%, 11/1/2014	781,000	818,088
Mondelez International, Inc. 6.75%, 2/19/2014	1,970,000	2,104,225
Sara Lee Corp. 2.75%, 9/15/2015	1,500,000	1,545,375
The Kroger Co. 3.90%, 10/1/2015	2,000,000	2,153,941
Unilever Capital Corp.:
0.45%, 7/30/2015	1,700,000	1,691,202
3.65%, 2/15/2014	2,125,000	2,200,475

		24,004,232

GAS UTILITIES — 0.1%
Atmos Energy Corp. 4.95%, 10/15/2014	1,500,000	1,604,973
Southern California Gas Co. 5.50%, 3/15/2014	750,000	794,516

		2,399,489

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Baxter International, Inc. 4.00%, 3/1/2014	2,875,000	2,986,650
Boston Scientific Corp.:
4.50%, 1/15/2015	3,340,000	3,550,690
5.45%, 6/15/2014	996,000	1,057,599
6.25%, 11/15/2015	1,000,000	1,128,422
CareFusion Corp. 5.13%, 8/1/2014	500,000	529,849
Covidien International Finance SA 1.35%, 5/29/2015	2,000,000	2,021,293
Hospira, Inc. 5.90%, 6/15/2014	2,600,000	2,771,774
Medtronic, Inc.:
3.00%, 3/15/2015	4,860,000	5,101,722
4.50%, 3/15/2014	1,050,000	1,099,074
St Jude Medical, Inc. 3.75%, 7/15/2014	2,327,000	2,433,514
Stryker Corp. 3.00%, 1/15/2015	1,510,000	1,580,103
Zimmer Holdings, Inc. 1.40%, 11/30/2014	450,000	454,666

		24,715,356

HEALTH CARE PROVIDERS & SERVICES — 1.0%
AmerisourceBergen Corp. 5.88%, 9/15/2015	1,416,000	1,597,648
Cardinal Health, Inc. 4.00%, 6/15/2015	1,175,000	1,264,080
Coventry Health Care, Inc. 6.30%, 8/15/2014	850,000	920,823
Express Scripts Holdings, Inc. 6.25%, 6/15/2014	2,600,000	2,798,610
Howard Hughes Medical Institute 3.45%, 9/1/2014	1,490,000	1,564,066
Quest Diagnostics, Inc. 5.45%, 11/1/2015	900,000	996,843
UnitedHealth Group, Inc.:
0.85%, 10/15/2015	715,000	717,313
4.88%, 3/15/2015	775,000	845,103
5.00%, 8/15/2014	2,350,000	2,514,574
WellPoint, Inc.:
1.25%, 9/10/2015	1,500,000	1,509,828
5.00%, 12/15/2014	1,900,000	2,054,425
6.00%, 2/15/2014	825,000	873,279

		17,656,592

HOTELS, RESTAURANTS & LEISURE — 0.0% (a)
Marriott International, Inc. 5.81%, 11/10/2015	500,000	563,024

HOUSEHOLD DURABLES — 0.0% (a)
Whirlpool Corp. 8.60%, 5/1/2014	607,000	665,344

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

HOUSEHOLD PRODUCTS — 0.8%
Colgate-Palmolive Co.:
0.60%, 11/15/2014	$500,000	$501,372
1.25%, 5/1/2014	1,350,000	1,366,100
Fortune Brands, Inc. 6.38%, 6/15/2014	662,000	715,777
The Clorox Co.:
3.55%, 11/1/2015	500,000	532,593
5.00%, 1/15/2015	1,250,000	1,347,950
The Procter & Gamble Co.:
0.70%, 8/15/2014	3,500,000	3,516,813
1.80%, 11/15/2015	2,750,000	2,846,017
3.50%, 2/15/2015	2,000,000	2,122,006
4.95%, 8/15/2014	1,350,000	1,449,158

		14,397,786

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Constellation Energy Group, Inc. 4.55%, 6/15/2015	850,000	913,281
TransAlta Corp. 4.75%, 1/15/2015	2,016,000	2,135,248

		3,048,529

INDUSTRIAL CONGLOMERATES — 0.5%
Eaton Corp. 0.95%, 11/2/2015 (b)	1,500,000	1,499,892
General Electric Co. 0.85%, 10/9/2015	5,500,000	5,507,131
Pentair Finance SA 1.35%, 12/1/2015 (b)	1,000,000	1,002,779
Tyco Electronics Group SA 5.95%, 1/15/2014	850,000	895,628

		8,905,430

INSURANCE — 3.7%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015	2,605,000	2,721,889
5.60%, 5/15/2015	1,600,000	1,773,191
5.88%, 6/15/2014	715,000	767,375
Aflac, Inc. 3.45%, 8/15/2015	1,000,000	1,063,177
American International Group, Inc.:
2.38%, 8/24/2015	1,000,000	1,015,502
3.00%, 3/20/2015	1,050,000	1,090,731
3.65%, 1/15/2014	1,000,000	1,026,764
4.25%, 9/15/2014	4,400,000	4,633,291
5.05%, 10/1/2015	2,000,000	2,198,923
Assurant, Inc. 5.63%, 2/15/2014	150,000	156,424
Berkshire Hathaway Finance Corp.:
1.50%, 1/10/2014	1,750,000	1,768,723
4.85%, 1/15/2015	2,944,000	3,193,870
5.10%, 7/15/2014	1,125,000	1,203,283
Berkshire Hathaway, Inc. 3.20%, 2/11/2015	6,250,000	6,576,495
CNA Financial Corp. 5.85%, 12/15/2014	1,250,000	1,355,592
Everest Reinsurance Holdings, Inc. 5.40%, 10/15/2014	100,000	106,119
Genworth Financial, Inc.:
4.95%, 10/1/2015	347,000	364,350
5.75%, 6/15/2014	1,600,000	1,676,000
Hartford Financial Services Group, Inc. 4.00%, 3/30/2015	670,000	704,542
Jefferson-Pilot Corp. 4.75%, 1/30/2014	1,250,000	1,298,829
Lincoln National Corp. 4.30%, 6/15/2015	25,000	26,711
Marsh & McLennan Cos, Inc.:
5.38%, 7/15/2014	600,000	639,960
5.75%, 9/15/2015	1,500,000	1,678,881
MetLife, Inc.:
2.38%, 2/6/2014	3,688,000	3,759,368
5.00%, 6/15/2015	2,150,000	2,366,222
5.50%, 6/15/2014	750,000	802,011
Principal Life Income Funding Trusts:
5.10%, 4/15/2014	1,500,000	1,585,469
5.55%, 4/27/2015	500,000	553,275
Prudential Financial, Inc.:
3.88%, 1/14/2015	2,980,000	3,152,087
4.75%, 4/1/2014	1,670,000	1,747,522
4.75%, 9/17/2015	3,340,000	3,659,755
5.10%, 9/20/2014	1,758,000	1,880,463
The Allstate Corp.:
5.00%, 8/15/2014	2,490,000	2,658,091
6.20%, 5/16/2014	700,000	752,056
The Travelers Cos, Inc. 5.50%, 12/1/2015	100,000	113,049
Willis North America, Inc. 5.63%, 7/15/2015	1,750,000	1,912,979
XL Group PLC 5.25%, 9/15/2014	1,350,000	1,433,663

		63,416,632

INTERNET SOFTWARE & SERVICES — 0.4%
Amazon.com, Inc. 0.65%, 11/27/2015	2,200,000	2,193,527
eBay, Inc.:
0.70%, 7/15/2015	1,288,000	1,289,536
1.63%, 10/15/2015	500,000	513,415
Google, Inc. 1.25%, 5/19/2014	2,125,000	2,151,291

		6,147,769

IT SERVICES — 0.2%
International Business Machines Corp. 0.55%, 2/6/2015	3,350,000	3,344,942

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. 6.13%, 5/15/2014	850,000	910,392

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Thermo Fisher Scientific, Inc.:
2.05%, 2/21/2014	620,000	629,813
3.20%, 5/1/2015	2,000,000	2,103,464
3.25%, 11/20/2014	500,000	522,378

		3,255,655

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

MACHINERY — 1.4%
Caterpillar, Inc.:
0.95%, 6/26/2015	$3,000,000	$3,018,264
1.38%, 5/27/2014	3,460,000	3,502,221
Danaher Corp. 1.30%, 6/23/2014	855,000	864,392
Deere & Co. 6.95%, 4/25/2014	160,000	173,408
Eaton Corp. 5.95%, 3/20/2014	350,000	371,814
Harsco Corp. 2.70%, 10/15/2015	1,750,000	1,766,287
Illinois Tool Works, Inc. 5.15%, 4/1/2014	3,500,000	3,693,345
Ingersoll-Rand Global Holding Co., Ltd. 9.50%, 4/15/2014	2,520,000	2,788,270
John Deere Capital Corp.:
0.88%, 4/17/2015	2,500,000	2,514,923
0.95%, 6/29/2015	1,000,000	1,007,348
1.25%, 12/2/2014	1,975,000	2,003,161
1.60%, 3/3/2014	500,000	506,581
2.95%, 3/9/2015	2,500,000	2,623,494

		24,833,508

MEDIA — 3.2%
Comcast Corp.:
5.30%, 1/15/2014	4,000,000	4,192,148
5.85%, 11/15/2015	500,000	569,976
6.50%, 1/15/2015	3,800,000	4,231,197
Cox Communications, Inc.:
5.45%, 12/15/2014	1,280,000	1,399,124
5.50%, 10/1/2015	500,000	562,873
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.55%, 3/15/2015	2,250,000	2,367,114
4.75%, 10/1/2014	4,403,000	4,688,456
Discovery Communications LLC 3.70%, 6/1/2015	2,000,000	2,130,957
NBCUniversal Media LLC:
2.10%, 4/1/2014	2,625,000	2,670,561
3.65%, 4/30/2015	2,000,000	2,127,860
News America, Inc. 5.30%, 12/15/2014	2,312,000	2,515,705
Reed Elsevier Capital, Inc. 7.75%, 1/15/2014	1,450,000	1,550,854
TCI Communications, Inc. 8.75%, 8/1/2015	715,000	849,827
The Interpublic Group of Cos., Inc. 6.25%, 11/15/2014	500,000	543,750
The Walt Disney Co. 0.88%, 12/1/2014	4,800,000	4,834,052
Thomson Reuters Corp. 5.70%, 10/1/2014	1,630,000	1,766,932
Time Warner Cable, Inc.:
3.50%, 2/1/2015	1,000,000	1,054,548
7.50%, 4/1/2014	2,838,000	3,073,879
8.25%, 2/14/2014	2,150,000	2,328,054
Time Warner, Inc. 3.15%, 7/15/2015	3,500,000	3,701,528
Viacom, Inc.:
1.25%, 2/27/2015	1,500,000	1,511,097
4.38%, 9/15/2014	2,150,000	2,281,716
WPP Finance UK:
5.88%, 6/15/2014	750,000	797,594
8.00%, 9/15/2014	3,100,000	3,432,234

		55,182,036

METALS & MINING — 1.9%
Barrick Gold Corp. 1.75%, 5/30/2014	2,650,000	2,683,345
Barrick Gold Finance Co. 4.88%, 11/15/2014	700,000	751,229
BHP Billiton Finance USA, Ltd.:
1.00%, 2/24/2015	3,500,000	3,522,142
1.13%, 11/21/2014	2,875,000	2,905,878
5.50%, 4/1/2014	8,750,000	9,294,123
Freeport-McMoRan Copper & Gold, Inc. 1.40%, 2/13/2015	800,000	797,465
Rio Tinto Finance USA PLC 1.13%, 3/20/2015	2,500,000	2,511,086
Rio Tinto Finance USA, Ltd. 8.95%, 5/1/2014	7,950,000	8,807,154
Xstrata Canada Corp.:
5.38%, 6/1/2015	1,150,000	1,253,853
6.00%, 10/15/2015	650,000	728,586

		33,254,861

MULTI-UTILITIES — 0.5%
Alliant Energy Corp. 4.00%, 10/15/2014	1,075,000	1,129,028
Ameren Corp. 8.88%, 5/15/2014	1,300,000	1,424,952
Dominion Resources, Inc. 1.80%, 3/15/2014	1,834,000	1,858,112
DTE Energy Co. 7.63%, 5/15/2014	810,000	885,254
MidAmerican Energy Co. 4.65%, 10/1/2014	866,000	926,445
Midamerican Energy Holdings Co. 5.00%, 2/15/2014	850,000	890,262
Sempra Energy 2.00%, 3/15/2014	2,150,000	2,182,117

		9,296,170

MULTILINE RETAIL — 0.2%
Macy’s Retail Holdings, Inc.:
5.75%, 7/15/2014	619,000	662,774
7.88%, 7/15/2015	1,500,000	1,749,519
Nordstrom, Inc. 6.75%, 6/1/2014	1,542,000	1,672,520

		4,084,813

OFFICE ELECTRONICS — 0.4%
Xerox Corp.:
4.25%, 2/15/2015	4,600,000	4,833,303
8.25%, 5/15/2014	2,375,000	2,590,065

		7,423,368

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

OIL, GAS & CONSUMABLE FUELS — 5.4%
Anadarko Petroleum Corp.:
5.75%, 6/15/2014	$775,000	$826,277
7.63%, 3/15/2014	1,374,000	1,480,997
Apache Finance Canada Corp. 4.38%, 5/15/2015	941,000	1,019,828
BP Capital Markets PLC:
0.70%, 11/6/2015	1,150,000	1,147,331
1.70%, 12/5/2014	3,350,000	3,420,351
Cameron International Corp. 1.60%, 4/30/2015	480,000	483,909
Canadian Natural Resources, Ltd.:
1.45%, 11/14/2014	2,150,000	2,177,778
4.90%, 12/1/2014	950,000	1,023,883
Cenovus Energy, Inc. 4.50%, 9/15/2014	2,500,000	2,654,042
Colorado Interstate Gas Co. LLC 6.80%, 11/15/2015	1,000,000	1,165,272
ConocoPhillips:
4.60%, 1/15/2015	4,850,000	5,242,276
4.75%, 2/1/2014	530,000	553,402
Consolidated Natural Gas Co. 5.00%, 12/1/2014	1,335,000	1,445,361
DCP Midstream Operating LP 3.25%, 10/1/2015	565,000	586,064
Devon Energy Corp. 5.63%, 1/15/2014	1,500,000	1,576,290
Diamond Offshore Drilling, Inc. 5.15%, 9/1/2014	125,000	134,411
Enbridge, Inc. 5.80%, 6/15/2014	2,985,000	3,199,066
EnCana Holdings Finance Corp. 5.80%, 5/1/2014	2,550,000	2,713,345
Energy Transfer Partners LP 8.50%, 4/15/2014	2,031,000	2,214,412
Enterprise Products Operating LLC:
1.25%, 8/13/2015	2,219,000	2,234,863
9.75%, 1/31/2014	1,400,000	1,532,068
Enterprise Products Operating LLC, Series G 5.60%, 10/15/2014	2,700,000	2,932,094
EOG Resources, Inc. 2.95%, 6/1/2015	1,000,000	1,052,524
Hess Corp. 7.00%, 2/15/2014	1,300,000	1,389,811
Husky Energy, Inc. 5.90%, 6/15/2014	2,225,000	2,382,053
Kinder Morgan Energy Partners LP 5.63%, 2/15/2015	1,067,000	1,167,928
Magellan Midstream Partners LP 6.45%, 6/1/2014	250,000	269,661
Marathon Oil Corp. 0.90%, 11/1/2015	2,500,000	2,501,911
Noble Holding International, Ltd.:
3.45%, 8/1/2015	593,000	625,242
7.38%, 3/15/2014	625,000	671,805
ONEOK, Inc. 5.20%, 6/15/2015	1,000,000	1,090,071
PC Financial Partnership 5.00%, 11/15/2014	876,000	942,478
Petrohawk Energy Corp. 10.50%, 8/1/2014	500,000	532,500
Phillips 66 1.95%, 3/5/2015 (b)	1,500,000	1,531,511
Plains All American Pipeline LP/PAA Finance Corp. 3.95%, 9/15/2015	1,000,000	1,079,025
Shell International Finance BV:
0.63%, 12/4/2015	2,000,000	2,000,720
3.10%, 6/28/2015	3,800,000	4,029,487
3.25%, 9/22/2015	3,000,000	3,205,895
4.00%, 3/21/2014	6,495,000	6,767,328
Spectra Energy Capital LLC 5.67%, 8/15/2014	1,700,000	1,818,715
Talisman Energy, Inc. 5.13%, 5/15/2015	1,000,000	1,082,871
Total Capital Canada, Ltd. 1.63%, 1/28/2014	1,630,000	1,650,469
Total Capital SA:
3.00%, 6/24/2015	3,150,000	3,327,650
3.13%, 10/2/2015	3,000,000	3,193,528
TransCanada PipeLines, Ltd.:
0.88%, 3/2/2015	1,850,000	1,855,659
3.40%, 6/1/2015	771,000	818,259
4.88%, 1/15/2015	1,000,000	1,083,677
Transocean, Inc. 4.95%, 11/15/2015	3,000,000	3,271,904
Valero Energy Corp. 4.50%, 2/1/2015	1,600,000	1,711,640
Williams Partners LP 3.80%, 2/15/2015	2,750,000	2,909,324

		93,726,966

PAPER & FOREST PRODUCTS — 0.2%
Celulosa Arauco y Constitucion SA 5.63%, 4/20/2015	500,000	542,995
International Paper Co.:
5.30%, 4/1/2015	1,000,000	1,080,209
7.40%, 6/15/2014	750,000	814,006

		2,437,210

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc. 5.63%, 3/1/2014	1,600,000	1,669,300
The Procter & Gamble Co.:
3.15%, 9/1/2015	2,000,000	2,134,568
4.85%, 12/15/2015	1,000,000	1,122,668

		4,926,536

PHARMACEUTICALS — 4.4%
AbbVie, Inc. 1.20%, 11/6/2015 (b)	12,000,000	12,083,184
Aristotle Holding, Inc. 2.75%, 11/21/2014 (b)	3,500,000	3,614,133
AstraZeneca PLC 5.40%, 6/1/2014	2,050,000	2,187,003
Eli Lilly & Co. 4.20%, 3/6/2014	1,932,000	2,014,794

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Express Scripts Holding Co. 2.10%, 2/12/2015 (b)	$2,500,000	$2,551,949
GlaxoSmithKline Capital PLC 0.75%, 5/8/2015	2,500,000	2,508,012
GlaxoSmithKline Capital, Inc. 4.38%, 4/15/2014	4,375,000	4,592,355
Johnson & Johnson 1.20%, 5/15/2014	1,775,000	1,796,061
McKesson Corp.:
0.95%, 12/4/2015	1,000,000	1,001,942
6.50%, 2/15/2014	875,000	931,084
Merck & Co., Inc.:
4.00%, 6/30/2015	1,000,000	1,084,602
4.75%, 3/1/2015	4,000,000	4,358,361
Novartis Capital Corp.:
2.90%, 4/24/2015	4,100,000	4,311,249
4.13%, 2/10/2014	5,050,000	5,254,783
Pfizer, Inc.:
4.50%, 2/15/2014	2,250,000	2,353,114
5.35%, 3/15/2015	7,850,000	8,656,088
Sanofi:
1.20%, 9/30/2014	2,525,000	2,553,381
1.63%, 3/28/2014	2,350,000	2,381,136
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3.00%, 6/15/2015	2,750,000	2,891,134
Teva Pharmaceutical Finance III 1.70%, 3/21/2014	750,000	759,085
Teva Pharmaceutical Finance IV LLC 1.70%, 11/10/2014	2,825,000	2,876,923
Watson Pharmaceuticals, Inc. 5.00%, 8/15/2014	1,000,000	1,068,347
Wyeth 5.50%, 2/1/2014	4,415,000	4,655,533

		76,484,253

REAL ESTATE INVESTMENT TRUSTS — 1.2%
Boston Properties LP 5.63%, 4/15/2015	1,250,000	1,372,919
Digital Realty Trust LP 4.50%, 7/15/2015	1,000,000	1,069,216
Duke Realty LP:
5.40%, 8/15/2014	200,000	211,944
7.38%, 2/15/2015	1,000,000	1,115,486
ERP Operating LP:
5.25%, 9/15/2014	500,000	534,934
6.58%, 4/13/2015	2,000,000	2,239,233
HCP, Inc. 2.70%, 2/1/2014	1,060,000	1,078,179
Health Care REIT, Inc. 5.88%, 5/15/2015	2,000,000	2,203,005
Hospitality Properties Trust 7.88%, 8/15/2014	1,350,000	1,426,611
Kilroy Realty LP 5.00%, 11/3/2015	1,000,000	1,080,854
Liberty Property LP 5.13%, 3/2/2015	400,000	427,714
ProLogis LP 7.63%, 8/15/2014	650,000	708,572
Simon Property Group LP:
4.20%, 2/1/2015	1,600,000	1,697,231
5.10%, 6/15/2015	1,860,000	2,049,173
6.75%, 5/15/2014	1,000,000	1,066,899
UDR, Inc. 5.25%, 1/15/2015	425,000	454,641
Vornado Realty LP 4.25%, 4/1/2015	2,300,000	2,413,337

		21,149,948

ROAD & RAIL — 0.6%
Burlington Northern Santa Fe LLC:
4.88%, 1/15/2015	1,125,000	1,216,271
7.00%, 2/1/2014	1,750,000	1,867,723
Canadian National Railway Co. 4.95%, 1/15/2014	500,000	522,477
CSX Corp. 6.25%, 4/1/2015	3,210,000	3,587,590
Norfolk Southern Corp. 5.26%, 9/17/2014	1,100,000	1,186,032
Ryder System, Inc. 5.85%, 3/1/2014	1,000,000	1,056,068
Union Pacific Corp. 5.13%, 2/15/2014	1,225,000	1,285,441

		10,721,602

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Analog Devices, Inc. 5.00%, 7/1/2014	853,000	912,922
Texas Instruments, Inc.:
0.45%, 8/3/2015	3,400,000	3,382,349
1.38%, 5/15/2014	1,946,000	1,972,673

		6,267,944

SOFTWARE — 1.2%
Adobe Systems, Inc. 3.25%, 2/1/2015	3,000,000	3,141,825
CA, Inc. 6.13%, 12/1/2014	1,000,000	1,092,979
Fiserv, Inc. 3.13%, 10/1/2015	1,000,000	1,049,061
Microsoft Corp.:
1.63%, 9/25/2015	5,500,000	5,667,367
2.95%, 6/1/2014	4,900,000	5,076,144
Oracle Corp. 3.75%, 7/8/2014	3,838,000	4,029,415

		20,056,791

SPECIALTY RETAIL — 1.0%
AutoZone, Inc.:
5.50%, 11/15/2015	2,000,000	2,244,926
5.75%, 1/15/2015	500,000	547,252
6.50%, 1/15/2014	1,000,000	1,057,206
Costco Wholesale Corp. 0.65%, 12/7/2015	2,750,000	2,759,388
Lowe’s Cos, Inc. 5.00%, 10/15/2015	1,000,000	1,118,468
McDonald’s Corp. 0.75%, 5/29/2015	1,000,000	1,005,202

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Staples, Inc. 9.75%, 1/15/2014	$4,650,000	$5,059,073
Wal-Mart Stores, Inc. 1.50%, 10/25/2015	3,000,000	3,076,775

		16,868,290

THRIFTS & MORTGAGE FINANCE — 0.1%
Santander Holdings USA, Inc. 3.00%, 9/24/2015	1,760,000	1,793,606

TOBACCO — 0.6%
Altria Group, Inc.:
4.13%, 9/11/2015	3,600,000	3,908,083
7.75%, 2/6/2014	938,000	1,009,035
Philip Morris International, Inc. 6.88%, 3/17/2014	3,375,000	3,634,321
Reynolds American, Inc. 1.05%, 10/30/2015	1,433,000	1,432,496

		9,983,935

WIRELESS TELECOMMUNICATION SERVICES — 4.8%
America Movil SAB de CV:
3.63%, 3/30/2015	1,500,000	1,585,781
5.50%, 3/1/2014	1,525,000	1,608,920
5.75%, 1/15/2015	3,000,000	3,284,117
American Tower Corp. 4.63%, 4/1/2015	1,075,000	1,150,203
AT&T, Inc.:
0.88%, 2/13/2015	3,850,000	3,861,494
2.50%, 8/15/2015	8,250,000	8,597,287
5.10%, 9/15/2014	5,350,000	5,757,615
BellSouth Corp. 5.20%, 9/15/2014	2,249,000	2,416,166
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/1/2014	9,750,000	10,231,875
Deutsche Telekom International Finance BV 4.88%, 7/8/2014	1,670,000	1,768,577
France Telecom SA:
2.13%, 9/16/2015	4,500,000	4,622,406
4.38%, 7/8/2014	2,025,000	2,129,295
Rogers Communications, Inc.:
6.38%, 3/1/2014	3,000,000	3,190,056
7.50%, 3/15/2015	1,473,000	1,677,739
Telecom Italia Capital SA:
4.95%, 9/30/2014	5,900,000	6,165,499
5.25%, 10/1/2015	3,000,000	3,187,500
6.18%, 6/18/2014	2,000,000	2,110,000
Telefonica Emisiones SAU:
3.73%, 4/27/2015	1,750,000	1,793,750
4.95%, 1/15/2015	3,375,000	3,526,875
Telefonos de Mexico SAB de CV 5.50%, 1/27/2015	1,300,000	1,403,675
Verizon Communications, Inc. 1.25%, 11/3/2014	3,132,000	3,171,904
Vodafone Group PLC:
4.15%, 6/10/2014	6,588,000	6,912,206
5.00%, 9/15/2015	2,000,000	2,223,642
5.38%, 1/30/2015	500,000	546,965

		82,923,547

TOTAL CORPORATE BONDS & NOTES —
(Cost $1,692,738,972)		1,704,137,561

	Shares
SHORT TERM INVESTMENT — 1.7%
MONEY MARKET FUND — 1.7%
State Street Institutional Liquid Reserves Fund 0.17% (c)(d)(e) (Cost $29,162,667)	29,162,667	29,162,667

TOTAL INVESTMENTS — 100.6% (f)
(Cost $1,721,901,639)		1,733,300,228
OTHER ASSETS & LIABILITIES — (0.6)%		(10,249,515)

NET ASSETS — 100.0%		$1,723,050,713

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.5% of net assets as of December 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.0%
AEROSPACE & DEFENSE — 1.4%
Embraer SA 5.15%, 6/15/2022 (a)	$250,000	$273,125
General Dynamics Corp.:
1.00%, 11/15/2017	150,000	148,820
2.25%, 7/15/2016	500,000	524,056
Honeywell International, Inc. 5.00%, 2/15/2019	440,000	520,791
L-3 Communications Corp.:
3.95%, 11/15/2016	50,000	54,166
4.75%, 7/15/2020	250,000	279,732
Lockheed Martin Corp.:
3.35%, 9/15/2021	150,000	158,148
4.25%, 11/15/2019	145,000	161,442
Northrop Grumman Corp. 1.85%, 11/15/2015	250,000	255,982
Precision Castparts Corp. 1.25%, 1/15/2018	250,000	250,895
Raytheon Co. 3.13%, 10/15/2020	400,000	426,434
Textron, Inc. 4.63%, 9/21/2016	100,000	108,370
The Boeing Co. 3.50%, 2/15/2015	500,000	529,410
United Technologies Corp.:
1.20%, 6/1/2015	60,000	60,859
1.80%, 6/1/2017	33,000	33,868
3.10%, 6/1/2022	500,000	529,468
4.50%, 4/15/2020	250,000	292,244
5.38%, 12/15/2017	260,000	309,084

		4,916,894

AIR FREIGHT & LOGISTICS — 0.4%
FedEx Corp. 8.00%, 1/15/2019	150,000	197,186
GATX Corp. 4.75%, 5/15/2015	175,000	186,501
United Parcel Service of America, Inc. 8.38%, 4/1/2020	100,000	137,158
United Parcel Service, Inc.:
2.45%, 10/1/2022	250,000	250,060
3.13%, 1/15/2021	250,000	267,963
5.13%, 4/1/2019	250,000	298,157

		1,337,025

AIRLINES — 0.2%
American Airlines 2011-2 Pass Through Trust, Class A 8.63%, 4/15/2023	376,053	389,214
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 11/23/2020	130,400	141,973
United Air Lines, Inc. Pass Through Trust, Class A 9.75%, 7/15/2018	199,333	229,233

		760,420

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc.:
4.25%, 3/1/2021	250,000	273,483
5.00%, 3/30/2020	150,000	171,008

		444,491

AUTOMOBILES — 0.0% (b)
PACCAR Financial Corp. 1.55%, 9/29/2014	150,000	152,331

BEVERAGES — 2.5%
Anheuser-Busch InBev Worldwide, Inc.:
0.80%, 7/15/2015	150,000	150,443
1.38%, 7/15/2017	738,000	744,781
1.50%, 7/14/2014	100,000	101,416
2.50%, 7/15/2022	500,000	500,971
2.88%, 2/15/2016	45,000	47,563
3.63%, 4/15/2015	300,000	320,366
4.13%, 1/15/2015	195,000	208,774
5.38%, 1/15/2020	615,000	746,284
7.75%, 1/15/2019	300,000	399,740
Coca-Cola Enterprises, Inc. 3.50%, 9/15/2020	150,000	158,326
Diageo Capital PLC:
4.83%, 7/15/2020	250,000	293,570
5.75%, 10/23/2017	175,000	210,688
Diageo Finance BV 3.25%, 1/15/2015	390,000	409,101
Dr. Pepper Snapple Group, Inc.:
2.00%, 1/15/2020	44,000	43,525
3.20%, 11/15/2021	200,000	208,477
PepsiCo, Inc.:
0.70%, 8/13/2015	450,000	450,669
1.25%, 8/13/2017	100,000	100,419
2.50%, 5/10/2016	400,000	420,898
3.00%, 8/25/2021	320,000	339,360
3.10%, 1/15/2015	160,000	168,085
3.13%, 11/1/2020 (c)	250,000	269,410
3.75%, 3/1/2014	250,000	259,431
5.00%, 6/1/2018	285,000	338,067
The Coca-Cola Co.:
0.75%, 3/13/2015	100,000	100,563
1.50%, 11/15/2015	500,000	512,325
1.65%, 3/14/2018 (c)	250,000	256,338
3.15%, 11/15/2020	270,000	293,597
3.30%, 9/1/2021	300,000	329,708
3.63%, 3/15/2014	250,000	259,215

		8,642,110

BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
2.13%, 5/15/2017	350,000	362,284
2.30%, 6/15/2016	250,000	260,174
4.10%, 6/15/2021	350,000	391,401
5.70%, 2/1/2019	250,000	298,823
5.85%, 6/1/2017	100,000	118,350
6.15%, 6/1/2018	350,000	431,969
Biogen Idec, Inc. 6.88%, 3/1/2018	150,000	185,167
Celgene Corp.:
1.90%, 8/15/2017	350,000	355,653

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

3.25%, 8/15/2022	$100,000	$101,680
Genentech, Inc. 4.75%, 7/15/2015	150,000	164,851
Gilead Sciences, Inc. 4.50%, 4/1/2021	375,000	424,802

		3,095,154

BUILDING MATERIALS — 0.1%
CRH America, Inc. 6.00%, 9/30/2016	359,000	403,437

BUILDING PRODUCTS — 0.0% (b)
Owens Corning 9.00%, 6/15/2019	45,000	55,958

CAPITAL MARKETS — 6.0%
Ameriprise Financial, Inc. 5.30%, 3/15/2020	150,000	176,267
BlackRock, Inc.:
3.38%, 6/1/2022	350,000	370,511
5.00%, 12/10/2019	356,000	421,174
HSBC Finance Capital Trust IX 5.91%, 11/30/2035 (d)	200,000	198,000
Jefferies Group, Inc. 5.13%, 4/13/2018	350,000	367,500
Morgan Stanley:
2.88%, 7/28/2014 (c)	40,000	40,788
3.45%, 11/2/2015	1,500,000	1,555,336
3.80%, 4/29/2016	1,000,000	1,047,224
4.75%, 4/1/2014	1,245,000	1,287,766
5.50%, 1/26/2020	250,000	277,810
5.50%, 7/28/2021 (c)	450,000	510,917
5.55%, 4/27/2017	500,000	558,470
5.63%, 9/23/2019	1,235,000	1,387,336
5.75%, 1/25/2021	300,000	340,375
6.00%, 4/28/2015	150,000	163,371
7.30%, 5/13/2019	500,000	606,075
Northern Trust Corp.:
3.38%, 8/23/2021	150,000	161,390
3.45%, 11/4/2020	100,000	107,856
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	145,000	168,909
The Bank of New York Mellon Corp.:
1.50%, 1/31/2014	350,000	353,766
1.97%, 6/20/2017	150,000	154,234
2.30%, 7/28/2016	70,000	73,021
3.10%, 1/15/2015	640,000	670,340
4.15%, 2/1/2021 (c)	250,000	282,027
The Bear Stearns Cos. LLC:
4.65%, 7/2/2018	250,000	279,292
5.55%, 1/22/2017	500,000	561,240
7.25%, 2/1/2018	1,045,000	1,307,949
The Goldman Sachs Group, Inc.:
3.63%, 2/7/2016	750,000	791,858
3.70%, 8/1/2015	1,250,000	1,317,703
5.13%, 1/15/2015	500,000	536,232
5.25%, 7/27/2021	550,000	626,108
5.38%, 3/15/2020	400,000	457,038
5.75%, 1/24/2022 (c)	400,000	472,890
5.95%, 1/18/2018	1,300,000	1,517,013
6.00%, 5/1/2014	910,000	968,182
6.00%, 6/15/2020	550,000	651,541
7.50%, 2/15/2019	150,000	187,995

		20,955,504

CHEMICALS — 2.1%
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	55,000	56,959
4.38%, 8/21/2019	100,000	114,581
CF Industries, Inc. 7.13%, 5/1/2020	350,000	441,048
E.I. du Pont de Nemours & Co.:
1.75%, 3/25/2014	200,000	203,014
3.25%, 1/15/2015	150,000	157,972
4.25%, 4/1/2021 (c)	50,000	57,665
4.63%, 1/15/2020	350,000	410,871
5.25%, 12/15/2016	250,000	289,665
Eastman Chemical Co.:
3.00%, 12/15/2015	150,000	157,940
3.60%, 8/15/2022 (c)	350,000	367,711
Ecolab, Inc.:
1.00%, 8/9/2015	94,000	94,066
2.38%, 12/8/2014	250,000	257,439
4.35%, 12/8/2021	300,000	335,602
Lubrizol Corp. 8.88%, 2/1/2019	150,000	208,611
Methanex Corp. 3.25%, 12/15/2019	100,000	100,958
Monsanto Co.:
2.20%, 7/15/2022	150,000	148,252
2.75%, 4/15/2016	100,000	105,692
NewMarket Corp. 4.10%, 12/15/2022 (e)	50,000	51,121
Potash Corp. of Saskatchewan, Inc. 3.75%, 9/30/2015	360,000	387,037
PPG Industries, Inc.:
2.70%, 8/15/2022	250,000	247,545
6.65%, 3/15/2018	100,000	123,789
Praxair, Inc.:
2.20%, 8/15/2022	150,000	146,839
2.45%, 2/15/2022 (c)	250,000	251,054
3.25%, 9/15/2015	250,000	266,898
4.05%, 3/15/2021	100,000	112,880
The Dow Chemical Co.:
2.50%, 2/15/2016	350,000	363,500
3.00%, 11/15/2022	150,000	149,913
4.13%, 11/15/2021 (c)	250,000	272,877
4.25%, 11/15/2020	40,000	44,196
7.60%, 5/15/2014	152,000	165,740
8.55%, 5/15/2019	560,000	757,735
The Mosaic Co. 3.75%, 11/15/2021	150,000	159,465
The Sherwin-Williams Co. 1.35%, 12/15/2017	250,000	250,041
Valspar Corp. 4.20%, 1/15/2022	50,000	54,016
Westlake Chemical Corp. 3.60%, 7/15/2022	29,000	28,962

		7,341,654

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

COMMERCIAL BANKS — 9.7%
Abbey National Treasury Services PLC 4.00%, 4/27/2016	$250,000	$263,377
Australia & New Zealand Banking Group, Ltd. 1.88%, 10/6/2017 (c)	250,000	254,679
Bancolombia SA 5.13%, 9/11/2022	500,000	520,000
Bank of Montreal:
2.50%, 1/11/2017	500,000	523,138
2.55%, 11/6/2022	250,000	247,906
Bank of Nova Scotia:
1.85%, 1/12/2015	500,000	510,018
2.55%, 1/12/2017	250,000	262,569
2.90%, 3/29/2016	250,000	264,577
3.40%, 1/22/2015	250,000	262,966
Barclays Bank PLC:
2.38%, 1/13/2014	350,000	352,220
5.00%, 9/22/2016	400,000	449,188
5.14%, 10/14/2020 (c)	500,000	524,238
5.20%, 7/10/2014	355,000	377,494
BB&T Corp.:
2.05%, 4/28/2014	100,000	101,788
3.95%, 4/29/2016	125,000	136,537
4.90%, 6/30/2017	250,000	283,145
5.25%, 11/1/2019	250,000	289,579
BB&T Corp., Series C 1.60%, 8/15/2017	150,000	151,900
BBVA US Senior SAU 3.25%, 5/16/2014	250,000	249,985
BNP Paribas:
2.38%, 9/14/2017	150,000	152,061
3.25%, 3/11/2015	550,000	573,091
3.60%, 2/23/2016	250,000	264,744
5.00%, 1/15/2021	250,000	280,787
Canadian Imperial Bank of Commerce/Canada:
0.90%, 10/1/2015	250,000	250,321
2.35%, 12/11/2015	250,000	260,862
Comerica Bank 5.20%, 8/22/2017	250,000	288,689
Commonwealth Bank of Australia/New York, NY:
1.90%, 9/18/2017	500,000	510,981
1.95%, 3/16/2015	250,000	255,435
Compass Bank 5.50%, 4/1/2020	250,000	246,357
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
2.13%, 10/13/2015	500,000	515,364
3.95%, 11/9/2022 (c)	250,000	256,216
4.50%, 1/11/2021	350,000	392,591
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect:
3.38%, 1/19/2017	350,000	375,170
3.88%, 2/8/2022	100,000	108,191
Credit Suisse of New York, NY:
2.20%, 1/14/2014	100,000	101,076
4.38%, 8/5/2020	150,000	169,930
5.30%, 8/13/2019	370,000	439,084
5.50%, 5/1/2014	800,000	850,283
6.00%, 2/15/2018 (c)	250,000	288,997
Deutsche Bank AG London:
3.45%, 3/30/2015 (c)	250,000	263,560
3.88%, 8/18/2014	670,000	703,835
6.00%, 9/1/2017	370,000	442,611
Fifth Third Bancorp:
3.50%, 3/15/2022	100,000	104,839
3.63%, 1/25/2016	150,000	160,139
4.50%, 6/1/2018	125,000	138,817
First Tennessee Bank 5.65%, 4/1/2016	250,000	268,618
HSBC Bank USA NA 6.00%, 8/9/2017	250,000	292,384
HSBC Holdings PLC:
4.00%, 3/30/2022	400,000	438,958
4.88%, 1/14/2022	150,000	174,735
5.10%, 4/5/2021	250,000	294,213
HSBC USA, Inc.:
1.63%, 1/16/2018 (c)	100,000	100,185
2.38%, 2/13/2015	90,000	92,580
Huntington BancShares, Inc. 7.00%, 12/15/2020 (c)	25,000	30,262
JPMorgan Chase Bank NA 6.00%, 7/5/2017	650,000	761,113
KeyBank NA 4.95%, 9/15/2015	200,000	217,653
KeyCorp 5.10%, 3/24/2021	340,000	395,839
Lloyds TSB Bank PLC 4.20%, 3/28/2017	650,000	717,154
Manufacturers & Traders Trust Co. 5.63%, 12/1/2021 (d)	250,000	256,250
National Australia Bank/New York:
1.60%, 8/7/2015	100,000	101,529
2.75%, 3/9/2017	300,000	315,585
National Bank of Canada 1.50%, 6/26/2015	500,000	506,709
PNC Funding Corp.:
2.70%, 9/19/2016	250,000	263,598
5.13%, 2/8/2020	360,000	426,363
5.25%, 11/15/2015	250,000	278,479
5.40%, 6/10/2014	350,000	372,755
5.63%, 2/1/2017	350,000	402,225
6.70%, 6/10/2019	250,000	318,134
Regions Financial Corp. 7.75%, 11/10/2014	350,000	386,750
Royal Bank of Canada:
1.13%, 1/15/2014	500,000	502,701
1.45%, 10/30/2014 (c)	100,000	101,503
2.30%, 7/20/2016	100,000	104,111
2.63%, 12/15/2015	250,000	262,530
Societe Generale SA 2.75%, 10/12/2017	150,000	152,243
Sumitomo Mitsui Banking Corp.:
1.80%, 7/18/2017 (c)	250,000	253,322
3.20%, 7/18/2022	250,000	255,229

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

SunTrust Banks, Inc.:
3.50%, 1/20/2017	$150,000	$160,429
3.60%, 4/15/2016	55,000	58,394
7.25%, 3/15/2018	150,000	182,794
Svenska Handelsbanken AB 3.13%, 7/12/2016	250,000	266,439
The Bank of New York Mellon Corp.:
0.70%, 10/23/2015	120,000	119,327
1.30%, 1/25/2018	250,000	248,940
The Royal Bank of Scotland PLC 4.38%, 3/16/2016	500,000	542,943
The Toronto-Dominion Bank 2.38%, 10/19/2016	500,000	522,391
Union Bank NA 5.95%, 5/11/2016	255,000	288,319
US Bancorp:
3.15%, 3/4/2015 (c)	640,000	673,747
4.13%, 5/24/2021	650,000	734,183
4.20%, 5/15/2014	200,000	210,099
US Bank NA 4.80%, 4/15/2015	150,000	162,677
Wachovia Bank NA 4.80%, 11/1/2014	168,000	179,399
Wachovia Corp.:
4.88%, 2/15/2014	350,000	365,284
5.63%, 10/15/2016	500,000	570,389
Series G 5.75%, 2/1/2018	750,000	900,692
Wells Fargo & Co.:
1.25%, 2/13/2015	400,000	403,327
1.50%, 7/1/2015	250,000	253,684
1.50%, 1/16/2018	100,000	100,307
2.63%, 12/15/2016	250,000	263,062
3.50%, 3/8/2022 (c)	250,000	266,232
3.63%, 4/15/2015	780,000	829,824
3.68%, 6/15/2016	250,000	270,745
4.60%, 4/1/2021 (c)	200,000	230,372
5.63%, 12/11/2017	700,000	836,493
Westpac Banking Corp.:
2.00%, 8/14/2017 (c)	100,000	102,599
3.00%, 12/9/2015	500,000	528,850
4.20%, 2/27/2015	250,000	267,834

		34,002,820

COMMERCIAL SERVICES & SUPPLIES — 0.7%
Cintas Corp.:
4.30%, 6/1/2021	250,000	274,069
6.13%, 12/1/2017	100,000	119,655
Pitney Bowes, Inc.:
5.00%, 3/15/2015	250,000	261,934
6.25%, 3/15/2019 (c)	135,000	145,035
Republic Services, Inc.:
3.55%, 6/1/2022	250,000	261,012
5.50%, 9/15/2019	305,000	362,253
The ADT Corp.:
2.25%, 7/15/2017 (e)	100,000	98,440
3.50%, 7/15/2022 (e)	100,000	97,250
The Western Union Co.:
5.25%, 4/1/2020	135,000	146,902
5.93%, 10/1/2016	150,000	164,819
Waste Management, Inc.:
4.60%, 3/1/2021	150,000	168,454
6.38%, 3/11/2015	200,000	223,493

		2,323,316

COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.:
1.63%, 3/14/2014	200,000	202,858
2.90%, 11/17/2014	150,000	157,001
3.15%, 3/14/2017 (c)	350,000	380,642
4.45%, 1/15/2020	250,000	291,869
4.95%, 2/15/2019	320,000	379,261
5.50%, 2/22/2016	300,000	342,483
Juniper Networks, Inc.:
3.10%, 3/15/2016	35,000	36,448
4.60%, 3/15/2021 (c)	100,000	106,336
Motorola Solutions, Inc. 3.75%, 5/15/2022	250,000	256,016
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	250,000	260,820

		2,413,734

COMPUTERS & PERIPHERALS — 1.4%
Computer Sciences Corp.:
4.45%, 9/15/2022	100,000	103,610
6.50%, 3/15/2018	150,000	173,036
Dell, Inc.:
5.65%, 4/15/2018 (c)	200,000	231,381
5.88%, 6/15/2019 (c)	165,000	192,156
Hewlett-Packard Co.:
2.60%, 9/15/2017 (c)	200,000	194,650
2.65%, 6/1/2016	250,000	249,863
3.00%, 9/15/2016	250,000	249,849
3.30%, 12/9/2016	350,000	353,006
3.75%, 12/1/2020	500,000	481,797
4.38%, 9/15/2021	350,000	344,457
4.75%, 6/2/2014 (c)	690,000	714,911
International Business Machines Corp.:
1.25%, 5/12/2014 (c)	655,000	662,990
1.88%, 8/1/2022 (c)	100,000	95,970
1.95%, 7/22/2016	350,000	363,259
2.00%, 1/5/2016	250,000	258,631
7.63%, 10/15/2018	250,000	334,319

		5,003,885

CONSTRUCTION & ENGINEERING — 0.2%
ABB Finance USA, Inc.:
1.63%, 5/8/2017	250,000	252,932
2.88%, 5/8/2022	100,000	102,294
Fluor Corp. 3.38%, 9/15/2021	250,000	266,468
URS Corp. 5.00%, 4/1/2022 (e)	150,000	154,662

		776,356

CONSUMER FINANCE — 0.9%
Caterpillar Financial Services Corp.:
1.38%, 5/20/2014	280,000	283,370
1.63%, 6/1/2017	100,000	101,838
2.05%, 8/1/2016	500,000	517,957
6.13%, 2/17/2014	250,000	265,933

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

7.15%, 2/15/2019	$250,000	$326,405
Discover Financial Services:
3.85%, 11/21/2022 (e)	350,000	358,771
5.20%, 4/27/2022	100,000	113,019
SLM Corp.:
6.00%, 1/25/2017	250,000	270,000
6.25%, 1/25/2016	150,000	162,750
8.00%, 3/25/2020	250,000	285,000
8.45%, 6/15/2018	505,000	587,062

		3,272,105

CONTAINERS & PACKAGING — 0.0% (b)
Bemis Co., Inc. 4.50%, 10/15/2021	150,000	160,451

DIVERSIFIED CONSUMER SERVICES — 0.2%
Stanford University 4.75%, 5/1/2019	250,000	295,335
Yale University 2.90%, 10/15/2014	305,000	318,004

		613,339

DIVERSIFIED FINANCIAL SERVICES — 15.1%
American Express Co.:
7.25%, 5/20/2014	1,240,000	1,349,968
8.13%, 5/20/2019	305,000	413,256
American Express Credit Corp.:
2.75%, 9/15/2015	400,000	419,485
2.80%, 9/19/2016	750,000	793,021
Bank of America Corp.:
3.63%, 3/17/2016	1,000,000	1,058,393
3.75%, 7/12/2016	600,000	639,495
4.50%, 4/1/2015	755,000	804,002
5.00%, 5/13/2021	350,000	398,750
5.25%, 12/1/2015	1,000,000	1,085,614
5.38%, 6/15/2014	350,000	370,744
5.63%, 7/1/2020	750,000	884,272
5.65%, 5/1/2018	600,000	698,145
5.70%, 1/24/2022 (c)	250,000	300,643
5.75%, 12/1/2017	250,000	290,929
6.00%, 9/1/2017	500,000	585,834
6.50%, 8/1/2016	350,000	404,634
Bank of America NA 5.30%, 3/15/2017	500,000	561,566
Boeing Capital Corp.:
2.13%, 8/15/2016 (c)	100,000	103,843
2.90%, 8/15/2018	50,000	53,661
4.70%, 10/27/2019	250,000	294,639
BP Capital Markets PLC:
3.88%, 3/10/2015	300,000	319,644
4.50%, 10/1/2020	450,000	518,964
Capital One Bank USA NA 8.80%, 7/15/2019	395,000	532,982
Capital One Financial Corp.:
2.15%, 3/23/2015	200,000	204,152
3.15%, 7/15/2016	60,000	63,684
6.15%, 9/1/2016	500,000	572,677
7.38%, 5/23/2014	185,000	201,417
Citigroup, Inc.:
4.50%, 1/14/2022 (c)	510,000	569,426
4.59%, 12/15/2015	1,100,000	1,198,386
4.75%, 5/19/2015	400,000	430,782
5.00%, 9/15/2014	500,000	526,720
5.38%, 8/9/2020	400,000	468,702
5.50%, 2/15/2017	215,000	238,182
5.85%, 8/2/2016 (c)	500,000	569,702
6.01%, 1/15/2015	350,000	382,675
6.13%, 11/21/2017	250,000	296,687
6.13%, 5/15/2018	250,000	299,224
6.38%, 8/12/2014	600,000	647,935
8.50%, 5/22/2019	815,000	1,090,932
CME Group, Inc. 5.75%, 2/15/2014	250,000	264,078
Credit Suisse USA, Inc.:
4.88%, 1/15/2015	5,000	5,379
5.38%, 3/2/2016	300,000	335,681
5.85%, 8/16/2016	250,000	288,067
Ford Motor Credit Co. LLC:
2.75%, 5/15/2015	500,000	511,533
3.00%, 6/12/2017 (c)	400,000	410,292
5.88%, 8/2/2021	650,000	758,001
6.63%, 8/15/2017	1,000,000	1,171,033
7.00%, 4/15/2015	1,000,000	1,114,797
Franklin Resources, Inc. 2.80%, 9/15/2022	150,000	151,309
General Electric Capital Corp.:
2.30%, 4/27/2017	600,000	620,864
3.50%, 6/29/2015	500,000	530,687
3.75%, 11/14/2014	350,000	369,436
4.38%, 9/16/2020	450,000	502,223
4.63%, 1/7/2021	250,000	282,999
4.65%, 10/17/2021	250,000	283,800
5.30%, 2/11/2021	495,000	572,672
5.40%, 2/15/2017	750,000	864,325
5.50%, 1/8/2020	500,000	594,356
5.63%, 9/15/2017	250,000	295,224
5.63%, 5/1/2018	770,000	911,946
5.65%, 6/9/2014	500,000	535,725
5.90%, 5/13/2014	750,000	804,524
6.00%, 8/7/2019	750,000	911,478
6.38%, 11/15/2067 (d)	150,000	158,250
HSBC Finance Corp.:
5.00%, 6/30/2015 (c)	810,000	877,102
5.25%, 4/15/2015 (c)	150,000	162,598
6.68%, 1/15/2021	500,000	591,313
JPMorgan Chase & Co.:
2.00%, 8/15/2017 (c)	250,000	254,251
2.60%, 1/15/2016	600,000	622,864
3.15%, 7/5/2016	700,000	741,419
3.25%, 9/23/2022	500,000	514,857
3.40%, 6/24/2015	500,000	527,401
3.45%, 3/1/2016	1,000,000	1,064,341
4.25%, 10/15/2020	800,000	886,731
4.35%, 8/15/2021	150,000	167,126
4.40%, 7/22/2020	500,000	563,329
4.50%, 1/24/2022	500,000	565,612
4.63%, 5/10/2021	150,000	170,306
4.65%, 6/1/2014	1,020,000	1,074,421
6.13%, 6/27/2017	250,000	292,113

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Lazard Group LLC 6.85%, 6/15/2017	$145,000	$167,355
Merrill Lynch & Co., Inc.:
6.40%, 8/28/2017	250,000	294,219
6.88%, 4/25/2018	1,667,000	2,007,943
Moody’s Corp. 4.50%, 9/1/2022	250,000	266,180
National Rural Utilities Cooperative Finance Corp.:
1.00%, 2/2/2015	150,000	150,767
5.45%, 2/1/2018	250,000	300,646
10.38%, 11/1/2018	185,000	272,250
Nomura Holdings, Inc.:
4.13%, 1/19/2016 (c)	202,000	211,479
5.00%, 3/4/2015	170,000	179,854
6.70%, 3/4/2020	155,000	179,852
ORIX Corp. 3.75%, 3/9/2017	150,000	157,919
PACCAR Financial Corp. 0.70%, 11/16/2015	150,000	149,734
Royal Bank of Scotland Group PLC:
2.55%, 9/18/2015	126,000	128,819
4.88%, 3/16/2015	250,000	268,524
5.63%, 8/24/2020	500,000	583,608
SLM Corp. 3.88%, 9/10/2015	250,000	256,250
The Charles Schwab Corp. 4.45%, 7/22/2020	250,000	281,603
The Nasdaq OMX Group, Inc.:
5.25%, 1/16/2018	60,000	65,054
5.55%, 1/15/2020	246,000	266,099
Toyota Motor Credit Corp.:
0.88%, 7/17/2015	250,000	250,959
1.00%, 2/17/2015	250,000	251,726
1.25%, 10/5/2017	100,000	100,246
1.75%, 5/22/2017	250,000	255,470
2.00%, 9/15/2016	100,000	103,308
2.80%, 1/11/2016	150,000	157,864
3.20%, 6/17/2015	150,000	159,049
3.30%, 1/12/2022 (c)	300,000	324,159
3.40%, 9/15/2021	150,000	163,232
4.25%, 1/11/2021	150,000	172,194
UBS AG of Stamford, CT:
2.25%, 1/28/2014	250,000	253,056
3.88%, 1/15/2015	250,000	263,935
4.88%, 8/4/2020 (c)	45,000	52,189
5.75%, 4/25/2018	555,000	657,413
5.88%, 12/20/2017	400,000	474,711

		52,795,896

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
America Movil SAB de CV 5.00%, 10/16/2019	350,000	405,588
AT&T, Inc.:
2.63%, 12/1/2022	450,000	450,312
3.88%, 8/15/2021	150,000	167,794
British Telecommunications PLC 5.95%, 1/15/2018	300,000	360,250
CenturyLink, Inc.:
5.80%, 3/15/2022 (c)	250,000	264,270
6.45%, 6/15/2021	500,000	544,198
Harris Corp. 6.38%, 6/15/2019	100,000	118,403
Qwest Corp. 7.50%, 10/1/2014	250,000	274,419
Telecom Italia Capital SA 7.00%, 6/4/2018	250,000	285,625
Verizon Communications, Inc.:
1.95%, 3/28/2014	250,000	254,473
3.50%, 11/1/2021	650,000	709,464
4.60%, 4/1/2021	350,000	410,254
5.55%, 2/15/2016	350,000	399,218
8.75%, 11/1/2018	163,000	225,278

		4,869,546

ELECTRIC UTILITIES — 4.3%
Alabama Power Co. 0.55%, 10/15/2015	350,000	349,975
Arizona Public Service Co. 6.25%, 8/1/2016	205,000	237,161
Baltimore Gas & Electric Co. 5.90%, 10/1/2016	150,000	174,473
Carolina Power & Light Co. 5.25%, 12/15/2015	320,000	362,995
Commonwealth Edison Co.:
1.63%, 1/15/2014	500,000	505,547
3.40%, 9/1/2021	100,000	107,805
4.00%, 8/1/2020	60,000	67,073
5.80%, 3/15/2018 (c)	520,000	630,491
Consolidated Edison Co. of New York, Inc.:
5.85%, 4/1/2018	208,000	253,316
6.65%, 4/1/2019	155,000	197,173
Consumers Energy Co., Series M 5.50%, 8/15/2016	250,000	288,311
Duke Energy Carolinas LLC:
1.75%, 12/15/2016 (c)	350,000	359,241
3.90%, 6/15/2021	150,000	167,892
Duke Energy Corp.:
3.55%, 9/15/2021	200,000	210,499
3.95%, 9/15/2014	670,000	706,583
Edison International 3.75%, 9/15/2017	350,000	380,381
Entergy Corp. 5.13%, 9/15/2020	300,000	325,656
Entergy Louisiana LLC 1.88%, 12/15/2014	90,000	92,046
Exelon Generation Co. LLC 4.25%, 6/15/2022 (c)(e)	100,000	104,522
FirstEnergy Solutions Corp.:
4.80%, 2/15/2015	155,000	166,817
6.05%, 8/15/2021	250,000	284,180
Florida Power Corp. 3.10%, 8/15/2021	210,000	219,765
FPL Group Capital, Inc. 6.00%, 3/1/2019	470,000	559,103
Georgia Power Co.:
0.75%, 8/10/2015 (c)	100,000	100,252
4.25%, 12/1/2019	360,000	410,902

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Great Plains Energy, Inc.:
4.85%, 6/1/2021	$75,000	$82,156
5.29%, 6/15/2022	250,000	279,846
Indiana Michigan Power Co., Series I 7.00%, 3/15/2019	165,000	208,544
Kentucky Utilities Co. 1.63%, 11/1/2015	250,000	256,458
LG&E and KU Energy LLC 3.75%, 11/15/2020	300,000	317,391
Mississippi Power Co. 2.35%, 10/15/2016	250,000	259,516
Nevada Power Co. 6.50%, 8/1/2018	305,000	384,208
Nisource Finance Corp. 6.40%, 3/15/2018	450,000	546,997
NSTAR Electric Co. 2.38%, 10/15/2022	150,000	149,063
Ohio Power Co.:
5.38%, 10/1/2021 (c)	250,000	305,131
6.05%, 5/1/2018	250,000	300,038
Oncor Electric Delivery Co. LLC 6.38%, 1/15/2015	350,000	384,114
Pacific Gas & Electric Co.:
3.50%, 10/1/2020	250,000	274,225
4.80%, 3/1/2014	250,000	261,879
8.25%, 10/15/2018	150,000	203,285
Peco Energy Co. 2.38%, 9/15/2022	100,000	100,236
PG&E Corp. 5.75%, 4/1/2014	105,000	111,379
PPL Electric Utilities Corp. 2.50%, 9/1/2022	100,000	100,443
Progress Energy, Inc. 7.05%, 3/15/2019	256,000	322,608
PSEG Power LLC 5.13%, 4/15/2020	280,000	318,742
Public Service Electric & Gas Co.:
0.85%, 8/15/2014	20,000	20,112
2.70%, 5/1/2015	150,000	156,743
Scottish Power, Ltd. 5.38%, 3/15/2015 (c)	150,000	159,850
South Carolina Electric & Gas Co. 5.25%, 11/1/2018	200,000	236,019
Southern California Edison Co. 3.88%, 6/1/2021	35,000	39,369
Southwestern Electric Power Co. 3.55%, 2/15/2022	250,000	261,695
Tampa Electric Co. 2.60%, 9/15/2022	150,000	151,295
TECO Finance, Inc. 5.15%, 3/15/2020	150,000	175,013
The Detroit Edison Co.:
2.65%, 6/15/2022	350,000	356,409
3.45%, 10/1/2020	100,000	108,982
Union Electric Co. 6.40%, 6/15/2017	250,000	302,405
Virginia Electric and Power Co. 5.40%, 4/30/2018	155,000	186,590
Westar Energy, Inc. 5.10%, 7/15/2020	250,000	299,208
Wisconsin Electric Power Co. 4.25%, 12/15/2019	150,000	171,844

		15,053,952

ELECTRICAL EQUIPMENT — 0.2%
Emerson Electric Co. 5.00%, 4/15/2019	400,000	470,649
Jabil Circuit, Inc. 4.70%, 9/15/2022 (a)	250,000	261,250
Roper Industries, Inc. 1.85%, 11/15/2017	80,000	79,569

		811,468

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Agilent Technologies, Inc. 5.00%, 7/15/2020	200,000	228,591
Amphenol Corp. 4.00%, 2/1/2022	150,000	156,272
Arrow Electronics, Inc. 5.13%, 3/1/2021	150,000	159,000
Avnet, Inc. 6.63%, 9/15/2016	160,000	180,689
Corning, Inc. 1.45%, 11/15/2017	200,000	198,909
Energizer Holdings, Inc. 4.70%, 5/24/2022	100,000	105,861
Tech Data Corp. 3.75%, 9/21/2017	100,000	101,221

		1,130,543

ENERGY EQUIPMENT & SERVICES — 0.4%
Cameron International Corp. 4.50%, 6/1/2021	50,000	55,948
FMC Technologies, Inc. 3.45%, 10/1/2022	100,000	101,647
Halliburton Co.:
3.25%, 11/15/2021 (c)	250,000	267,530
6.15%, 9/15/2019	125,000	157,873
Nabors Industries, Inc.:
4.63%, 9/15/2021	150,000	160,851
9.25%, 1/15/2019 (c)	295,000	391,396
National Oilwell Varco, Inc.:
1.35%, 12/1/2017	150,000	150,880
2.60%, 12/1/2022	250,000	252,685

		1,538,810

FOOD & STAPLES RETAILING — 1.8%
Costco Wholesale Corp.:
1.13%, 12/15/2017	250,000	251,307
1.70%, 12/15/2019	250,000	252,202
5.50%, 3/15/2017	300,000	353,603
CVS Caremark Corp.:
4.13%, 5/15/2021	250,000	281,578
5.75%, 6/1/2017	465,000	554,271
Safeway, Inc.:
5.00%, 8/15/2019 (c)	190,000	200,418
6.25%, 3/15/2014	300,000	317,130

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Sysco Corp. 5.38%, 3/17/2019	$200,000	$239,274
Target Corp.:
5.38%, 5/1/2017	250,000	294,328
6.00%, 1/15/2018	310,000	379,710
The Kroger Co.:
6.40%, 8/15/2017	250,000	301,191
7.50%, 1/15/2014	250,000	267,287
Wal-Mart Stores, Inc.:
1.63%, 4/15/2014 (c)	250,000	254,152
2.80%, 4/15/2016	250,000	267,068
3.00%, 2/3/2014	545,000	560,847
3.25%, 10/25/2020	500,000	543,237
5.38%, 4/5/2017	350,000	413,772
Walgreen Co.:
1.80%, 9/15/2017	150,000	151,037
3.10%, 9/15/2022 (c)	100,000	100,859
5.25%, 1/15/2019	250,000	292,173

		6,275,444

FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co. 4.48%, 3/1/2021 (c)	150,000	169,471
Bunge Ltd. Finance Corp. 3.20%, 6/15/2017	350,000	364,222
Bunge, Ltd. 8.50%, 6/15/2019	150,000	193,329
Campbell Soup Co.:
3.05%, 7/15/2017	100,000	108,072
4.25%, 4/15/2021 (c)	150,000	169,574
ConAgra Foods, Inc.:
1.35%, 9/10/2015	150,000	150,187
2.10%, 3/15/2018	150,000	150,984
7.00%, 4/15/2019 (c)	250,000	306,155
Delhaize Group SA 4.13%, 4/10/2019 (c)	100,000	103,115
General Mills, Inc. 5.70%, 2/15/2017	500,000	588,753
H.J. Heinz Co. 3.13%, 9/12/2021 (c)	150,000	156,552
Ingredion, Inc. 1.80%, 9/25/2017	150,000	150,225
Kellogg Co.:
1.75%, 5/17/2017	200,000	203,247
1.88%, 11/17/2016	200,000	205,586
3.25%, 5/21/2018	35,000	37,977
4.15%, 11/15/2019	150,000	167,574
Kraft Foods Group, Inc.:
2.25%, 6/5/2017 (e)	750,000	777,388
3.50%, 6/6/2022 (e)	250,000	265,544
Kraft Foods, Inc. 4.13%, 2/9/2016	860,000	936,819
Mondelez International, Inc. 5.38%, 2/10/2020	410,000	495,309
Sara Lee Corp. 2.75%, 9/15/2015 (c)	200,000	206,050
The Hershey Co. 1.50%, 11/1/2016	250,000	255,006
Tyson Foods, Inc. 4.50%, 6/15/2022	200,000	214,863
Unilever Capital Corp.:
0.85%, 8/2/2017	350,000	345,530
3.65%, 2/15/2014	155,000	160,505
4.25%, 2/10/2021	150,000	172,756

		7,054,793

GAS UTILITIES — 0.1%
AGL Capital Corp. 3.50%, 9/15/2021	140,000	150,644
Atmos Energy Corp. 8.50%, 3/15/2019	150,000	200,947
National Grid PLC 6.30%, 8/1/2016	100,000	116,316

		467,907

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Baxter International, Inc. 4.00%, 3/1/2014	510,000	529,806
Becton Dickinson and Co. 3.25%, 11/12/2020	250,000	267,048
Boston Scientific Corp.:
5.45%, 6/15/2014	150,000	159,277
6.40%, 6/15/2016	350,000	401,590
C.R. Bard, Inc. 2.88%, 1/15/2016	75,000	79,160
CareFusion Corp. 5.13%, 8/1/2014	150,000	158,955
Covidien International Finance SA:
2.80%, 6/15/2015 (c)	350,000	365,656
6.00%, 10/15/2017	250,000	301,579
CR Bard, Inc. 1.38%, 1/15/2018	100,000	100,380
DENTSPLY International, Inc. 4.13%, 8/15/2021	100,000	105,267
Hospira, Inc. 5.90%, 6/15/2014	250,000	266,517
Johnson & Johnson 2.95%, 9/1/2020	250,000	266,855
Medtronic, Inc.:
2.63%, 3/15/2016	250,000	261,840
3.00%, 3/15/2015	300,000	314,921
3.13%, 3/15/2022	250,000	265,627
4.45%, 3/15/2020	185,000	214,368
St. Jude Medical, Inc. 2.50%, 1/15/2016	250,000	259,544
Stryker Corp. 2.00%, 9/30/2016	300,000	309,139
Zimmer Holdings, Inc. 3.38%, 11/30/2021	150,000	156,045

		4,783,574

HEALTH CARE PROVIDERS & SERVICES — 1.7%
Aetna, Inc.:
2.75%, 11/15/2022	250,000	247,920
6.00%, 6/15/2016	350,000	406,484
AmerisourceBergen Corp. 4.88%, 11/15/2019	250,000	290,751
Cardinal Health, Inc. 5.80%, 10/15/2016	250,000	290,785

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CIGNA Corp. 4.50%, 3/15/2021	$150,000	$166,864
Cigna Corp. 5.13%, 6/15/2020	350,000	401,948
Coventry Health Care, Inc. 5.45%, 6/15/2021	190,000	222,181
Express Scripts Holdings, Inc. 6.25%, 6/15/2014	395,000	425,173
Humana, Inc. 7.20%, 6/15/2018	260,000	319,474
Laboratory Corp. of America Holdings:
2.20%, 8/23/2017	67,000	68,440
3.13%, 5/15/2016	250,000	262,746
McKesson Corp.:
3.25%, 3/1/2016	250,000	266,950
7.50%, 2/15/2019 (c)	135,000	174,006
Quest Diagnostics, Inc. 4.70%, 4/1/2021	150,000	167,381
UnitedHealth Group, Inc.:
1.40%, 10/15/2017	67,000	67,258
1.88%, 11/15/2016 (c)	250,000	257,357
3.38%, 11/15/2021	500,000	529,880
3.88%, 10/15/2020 (c)	250,000	274,441
4.88%, 3/15/2015	150,000	163,568
WellPoint, Inc.:
3.13%, 5/15/2022	450,000	454,668
5.25%, 1/15/2016	200,000	223,041
5.88%, 6/15/2017	300,000	354,704
7.00%, 2/15/2019	45,000	56,003

		6,092,023

HOTELS, RESTAURANTS & LEISURE — 0.7%
Carnival Corp. 1.88%, 12/15/2017	250,000	250,688
Darden Restaurants, Inc. 6.20%, 10/15/2017	150,000	173,308
International Game Technology 5.50%, 6/15/2020	100,000	108,266
Marriott International, Inc. 6.38%, 6/15/2017	150,000	174,937
McDonald’s Corp.:
2.63%, 1/15/2022	150,000	155,862
3.50%, 7/15/2020	55,000	60,556
3.63%, 5/20/2021	50,000	55,643
5.35%, 3/1/2018	390,000	470,482
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/2018	250,000	303,984
Wyndham Worldwide Corp. 5.63%, 3/1/2021	250,000	276,273
Yum! Brands, Inc.:
3.75%, 11/1/2021	30,000	32,050
5.30%, 9/15/2019	150,000	174,799
6.25%, 3/15/2018 (c)	100,000	121,368

		2,358,216

HOUSEHOLD DURABLES — 0.1%
Leggett & Platt, Inc. 3.40%, 8/15/2022	100,000	102,754
Whirlpool Corp.:
4.85%, 6/15/2021 (c)	50,000	53,590
6.50%, 6/15/2016	250,000	281,874

		438,218

HOUSEHOLD PRODUCTS — 0.8%
Colgate-Palmolive Co.:
0.60%, 11/15/2014	100,000	100,275
2.95%, 11/1/2020	250,000	265,328
Fortune Brands, Inc. 6.38%, 6/15/2014 (c)	265,000	286,527
Kimberly-Clark Corp.:
3.63%, 8/1/2020	85,000	94,376
7.50%, 11/1/2018	495,000	659,739
Newell Rubbermaid, Inc. 6.25%, 4/15/2018	150,000	179,204
The Clorox Co. 3.80%, 11/15/2021	250,000	271,624
The Procter & Gamble Co.:
1.80%, 11/15/2015	750,000	776,186
2.30%, 2/6/2022	250,000	253,766

		2,887,025

INDUSTRIAL CONGLOMERATES — 0.9%
3M Co. 1.00%, 6/26/2017	420,000	420,615
Cooper US, Inc.:
2.38%, 1/15/2016	100,000	103,598
3.88%, 12/15/2020	150,000	162,766
General Electric Co.:
0.85%, 10/9/2015	100,000	100,130
2.70%, 10/9/2022	250,000	254,372
5.25%, 12/6/2017	1,010,000	1,191,110
Koninklijke Philips Electronics NV:
3.75%, 3/15/2022 (c)	200,000	218,597
5.75%, 3/11/2018	100,000	121,179
Pentair Finance SA 5.00%, 5/15/2021 (e)	150,000	170,369
Tyco Electronics Group SA 6.55%, 10/1/2017	210,000	252,381

		2,995,117

INSURANCE — 3.9%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015	250,000	261,218
5.90%, 6/15/2019	155,000	190,415
AEGON Funding Co. LLC 5.75%, 12/15/2020	100,000	115,753
Aflac, Inc.:
2.65%, 2/15/2017	250,000	261,791
8.50%, 5/15/2019 (c)	145,000	196,284
Alleghany Corp. 4.95%, 6/27/2022	100,000	109,115
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	100,000	117,912
American International Group, Inc.:
4.88%, 6/1/2022 (c)	350,000	398,951
5.85%, 1/16/2018	1,150,000	1,357,294
8.25%, 8/15/2018	600,000	786,633

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

AON Corp. 5.00%, 9/30/2020	$225,000	$257,280
Axis Specialty Finance LLC 5.88%, 6/1/2020	100,000	113,319
Berkshire Hathaway Finance Corp.:
1.50%, 1/10/2014	100,000	101,070
4.25%, 1/15/2021 (c)	100,000	113,710
5.40%, 5/15/2018 (c)	145,000	173,944
Berkshire Hathaway, Inc.:
1.90%, 1/31/2017	500,000	515,177
2.20%, 8/15/2016	250,000	259,588
3.20%, 2/11/2015	350,000	368,284
3.40%, 1/31/2022	150,000	160,062
Chubb Corp. 6.38%, 3/29/2067 (d)	195,000	210,600
CNA Financial Corp.:
5.88%, 8/15/2020	150,000	176,201
6.50%, 8/15/2016	150,000	172,806
Fidelity National Financial, Inc. 5.50%, 9/1/2022	100,000	109,263
Genworth Financial, Inc.:
5.75%, 6/15/2014 (c)	45,000	47,137
7.20%, 2/15/2021	150,000	160,500
8.63%, 12/15/2016	150,000	174,000
Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015	100,000	105,156
6.30%, 3/15/2018 (c)	330,000	393,209
Infinity Property & Casualty Corp. 5.00%, 9/19/2022	100,000	104,318
ING US, Inc. 5.50%, 7/15/2022 (e)	100,000	108,354
Lincoln National Corp. 8.75%, 7/1/2019	300,000	400,201
Manulife Financial Corp. 3.40%, 9/17/2015	100,000	104,749
Marsh & McLennan Cos, Inc. 5.75%, 9/15/2015	185,000	207,062
Marsh & McLennan Cos., Inc. 4.80%, 7/15/2021	50,000	56,301
MetLife, Inc.:
2.38%, 2/6/2014	150,000	152,903
4.75%, 2/8/2021 (c)	250,000	289,691
6.75%, 6/1/2016	515,000	609,129
Montpelier Re Holdings, Ltd. 4.70%, 10/15/2022	100,000	101,190
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	100,000	101,845
PartnerRe, Ltd. 5.50%, 6/1/2020 (c)	100,000	111,599
Prudential Financial, Inc.:
3.88%, 1/14/2015	125,000	132,218
4.50%, 11/16/2021	350,000	392,166
4.75%, 4/1/2014 (c)	300,000	313,926
4.75%, 9/17/2015	320,000	350,635
7.38%, 6/15/2019	200,000	254,410
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	250,000	293,074
StanCorp Financial Group, Inc. 5.00%, 8/15/2022	100,000	103,100
The Allstate Corp. 5.00%, 8/15/2014	500,000	533,753
The Progressive Corp. 3.75%, 8/23/2021	150,000	163,675
The Travelers Cos., Inc. 6.25%, 6/20/2016	320,000	375,152
Torchmark Corp. 3.80%, 9/15/2022	75,000	76,730
Transatlantic Holdings, Inc. 5.75%, 12/14/2015	100,000	110,692
Unum Group 7.13%, 9/30/2016	100,000	117,947
Willis North America, Inc. 7.00%, 9/29/2019	250,000	293,179
WR Berkley Corp. 4.63%, 3/15/2022	150,000	160,771
XL Group PLC 5.25%, 9/15/2014	250,000	265,493

		13,690,935

INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc. 5.95%, 8/15/2020	200,000	222,000

INTERNET SOFTWARE & SERVICES — 0.4%
Amazon.com, Inc. 2.50%, 11/29/2022	300,000	295,659
eBay, Inc.:
0.70%, 7/15/2015 (c)	288,000	288,344
2.60%, 7/15/2022	150,000	150,656
3.25%, 10/15/2020	150,000	160,380
Google, Inc.:
1.25%, 5/19/2014	250,000	253,093
3.63%, 5/19/2021	150,000	165,712

		1,313,844

IT SERVICES — 0.4%
Fiserv, Inc.:
3.50%, 10/1/2022	250,000	249,056
6.80%, 11/20/2017	150,000	182,443
International Business Machines Corp. 5.70%, 9/14/2017	645,000	778,419

		1,209,918

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Life Technologies Corp. 5.00%, 1/15/2021	250,000	277,231
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/2016	400,000	413,450
3.20%, 5/1/2015	250,000	262,933
3.20%, 3/1/2016	40,000	42,393
4.50%, 3/1/2021	250,000	282,834

		1,278,841

MACHINERY — 1.4%
Caterpillar, Inc.:
1.38%, 5/27/2014	50,000	50,610
1.50%, 6/26/2017	750,000	759,912
2.60%, 6/26/2022 (c)	100,000	100,847
3.90%, 5/27/2021	250,000	278,448
Danaher Corp. 5.40%, 3/1/2019	250,000	298,324

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Deere & Co. 2.60%, 6/8/2022	$500,000	$506,265
Eaton Corp.:
2.75%, 11/2/2022 (e)	500,000	497,989
6.95%, 3/20/2019	150,000	190,229
Illinois Tool Works, Inc.:
3.38%, 9/15/2021	45,000	48,709
6.25%, 4/1/2019	250,000	311,341
Ingersoll-Rand Global Holding Co., Ltd. 9.50%, 4/15/2014	180,000	199,162
John Deere Capital Corp.:
1.20%, 10/10/2017	250,000	249,807
1.25%, 12/2/2014	500,000	507,129
1.70%, 1/15/2020	150,000	148,367
2.80%, 9/18/2017	250,000	268,675
3.90%, 7/12/2021	150,000	169,772
Joy Global, Inc. 5.13%, 10/15/2021	80,000	88,186
Kennametal, Inc. 2.65%, 11/1/2019	100,000	99,591
Stanley Black & Decker, Inc. 3.40%, 12/1/2021 (c)	100,000	103,528

		4,876,891

MEDIA — 3.9%
CBS Corp.:
3.38%, 3/1/2022 (c)	150,000	155,599
8.88%, 5/15/2019	145,000	197,627
CC Holdings GS V LLC 2.38%, 12/15/2017 (e)	100,000	100,815
Comcast Corp.:
3.13%, 7/15/2022 (c)	600,000	618,915
5.70%, 5/15/2018	1,015,000	1,218,740
6.50%, 1/15/2015	500,000	556,736
Cox Communications, Inc. 5.45%, 12/15/2014	160,000	174,891
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.13%, 2/15/2016	250,000	262,214
3.50%, 3/1/2016	250,000	265,271
3.55%, 3/15/2015	395,000	415,560
Series WI 3.80%, 3/15/2022	250,000	257,899
5.00%, 3/1/2021	150,000	166,452
5.20%, 3/15/2020	350,000	392,392
Discovery Communications LLC:
4.38%, 6/15/2021	100,000	112,209
5.05%, 6/1/2020	200,000	232,899
5.63%, 8/15/2019	100,000	118,981
NBCUniversal Media LLC:
3.65%, 4/30/2015	500,000	531,965
4.38%, 4/1/2021	250,000	279,854
5.15%, 4/30/2020	150,000	175,954
News America, Inc.:
4.50%, 2/15/2021 (c)	200,000	227,704
6.90%, 3/1/2019	260,000	324,199
Omnicom Group, Inc.:
4.45%, 8/15/2020	250,000	280,923
6.25%, 7/15/2019	500,000	612,557
Reed Elsevier Capital, Inc.:
3.13%, 10/15/2022 (e)	100,000	98,157
8.63%, 1/15/2019	150,000	193,912
The Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017 (c)	100,000	99,010
6.25%, 11/15/2014	100,000	108,750
The Walt Disney Co.:
3.75%, 6/1/2021	200,000	222,933
5.50%, 3/15/2019	500,000	600,118
The Washington Post Co. 7.25%, 2/1/2019 (c)	100,000	119,494
Thomson Reuters Corp. 6.50%, 7/15/2018	405,000	504,516
Time Warner Cable, Inc.:
4.00%, 9/1/2021	250,000	271,393
5.00%, 2/1/2020	500,000	573,786
5.85%, 5/1/2017	500,000	590,529
8.25%, 2/14/2014	500,000	541,408
Time Warner, Inc.:
4.88%, 3/15/2020	350,000	403,318
5.88%, 11/15/2016	490,000	573,641
Viacom, Inc.:
3.50%, 4/1/2017	100,000	108,132
4.50%, 3/1/2021	200,000	226,267
6.25%, 4/30/2016	400,000	464,089
Virgin Media Secured Finance PLC 5.25%, 1/15/2021	125,000	144,021
WPP Finance UK 5.88%, 6/15/2014	250,000	265,865

		13,789,695

METALS & MINING — 2.7%
Alcoa, Inc.:
5.40%, 4/15/2021 (c)	250,000	257,431
6.15%, 8/15/2020	200,000	216,430
6.75%, 7/15/2018	205,000	233,121
AngloGold Ashanti Holdings PLC 5.13%, 8/1/2022 (c)	250,000	253,353
Barrick Gold Corp.:
1.75%, 5/30/2014	45,000	45,566
2.90%, 5/30/2016	250,000	262,486
3.85%, 4/1/2022	250,000	263,590
6.95%, 4/1/2019	250,000	310,765
Barrick North America Finance LLC 4.40%, 5/30/2021	50,000	54,715
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	300,000	312,464
3.25%, 11/21/2021 (c)	250,000	268,014
5.25%, 12/15/2015 (c)	500,000	563,902
5.50%, 4/1/2014	715,000	759,463
Cliffs Natural Resources, Inc.:
3.95%, 1/15/2018	250,000	251,503
4.88%, 4/1/2021 (c)	100,000	98,844
Freeport-McMoRan Copper & Gold, Inc. 3.55%, 3/1/2022	500,000	494,313
Newmont Mining Corp. 3.50%, 3/15/2022	150,000	154,320
Nucor Corp. 5.75%, 12/1/2017	250,000	299,564
Rio Tinto Finance USA PLC 2.88%, 8/21/2022 (c)	500,000	503,202

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Rio Tinto Finance USA, Ltd.:
2.25%, 9/20/2016 (c)	$150,000	$155,508
3.50%, 11/2/2020	400,000	425,452
3.75%, 9/20/2021	150,000	161,591
6.50%, 7/15/2018	300,000	374,792
8.95%, 5/1/2014	250,000	276,955
9.00%, 5/1/2019	300,000	412,129
Southern Copper Corp. 3.50%, 11/8/2022 (c)	89,000	90,747
Teck Resources, Ltd. 3.75%, 2/1/2023 (c)	500,000	511,292
Vale Overseas, Ltd.:
4.38%, 1/11/2022	100,000	106,746
5.63%, 9/15/2019	360,000	410,265
6.25%, 1/23/2017	500,000	575,657
Xstrata Canada Corp. 6.00%, 10/15/2015	150,000	168,135

		9,272,315

MULTI-UTILITIES — 1.0%
Dominion Resources, Inc.:
1.80%, 3/15/2014	600,000	607,888
4.45%, 3/15/2021	250,000	286,016
5.60%, 11/15/2016	300,000	350,209
MidAmerican Energy Holdings Co. 5.75%, 4/1/2018	490,000	591,539
NSTAR 4.50%, 11/15/2019	150,000	172,436
Sempra Energy:
6.15%, 6/15/2018	150,000	183,179
6.50%, 6/1/2016	395,000	458,862
Xcel Energy, Inc. 4.70%, 5/15/2020	650,000	760,162

		3,410,291

MULTILINE RETAIL — 0.4%
Kohl’s Corp. 4.00%, 11/1/2021 (c)	150,000	157,827
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/2022 (c)	100,000	106,344
5.75%, 7/15/2014	200,000	214,143
7.88%, 7/15/2015	250,000	291,587
Nordstrom, Inc. 6.75%, 6/1/2014	450,000	488,090
Target Corp. 2.90%, 1/15/2022 (c)	100,000	104,896

		1,362,887

OFFICE ELECTRONICS — 0.3%
Xerox Corp.:
4.25%, 2/15/2015	395,000	415,034
4.50%, 5/15/2021 (c)	250,000	262,495
5.63%, 12/15/2019	350,000	394,477

		1,072,006

OIL, GAS & CONSUMABLE FUELS — 8.6%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	550,000	633,231
6.95%, 6/15/2019	155,000	195,914
Apache Corp.:
3.25%, 4/15/2022	250,000	264,110
6.90%, 9/15/2018	300,000	386,048
Baker Hughes, Inc. 7.50%, 11/15/2018	185,000	245,127
Boardwalk Pipelines LP 5.75%, 9/15/2019	150,000	174,415
BP Capital Markets PLC:
1.85%, 5/5/2017	250,000	255,144
2.25%, 11/1/2016	250,000	259,914
2.50%, 11/6/2022 (c)	350,000	346,160
3.20%, 3/11/2016	500,000	533,084
4.74%, 3/11/2021 (c)	500,000	583,509
Buckeye Partners LP 4.88%, 2/1/2021 (c)	250,000	257,190
Canadian Natural Resources, Ltd.:
3.45%, 11/15/2021 (c)	250,000	267,617
5.70%, 5/15/2017	355,000	417,591
Cenovus Energy, Inc.:
3.00%, 8/15/2022	250,000	255,820
4.50%, 9/15/2014	250,000	265,404
CenterPoint Energy Resources Corp.:
4.50%, 1/15/2021	65,000	73,429
6.15%, 5/1/2016	250,000	287,508
Chevron Corp.:
1.10%, 12/5/2017	250,000	251,650
2.36%, 12/5/2022	500,000	500,350
4.95%, 3/3/2019	205,000	243,917
ConocoPhillips:
4.60%, 1/15/2015	150,000	162,132
5.75%, 2/1/2019	510,000	627,329
6.00%, 1/15/2020	250,000	317,289
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	250,000	293,119
Devon Energy Corp. 2.40%, 7/15/2016	750,000	779,948
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019	145,000	179,265
El Paso Natural Gas Co. 5.95%, 4/15/2017	150,000	173,119
Enbridge Energy Partners LP 5.20%, 3/15/2020	250,000	282,848
Enbridge, Inc. 5.60%, 4/1/2017	250,000	287,075
EnCana Corp. 6.50%, 5/15/2019	310,000	383,912
Energy Transfer Partners LP:
5.20%, 2/1/2022	250,000	284,153
6.70%, 7/1/2018	250,000	301,268
8.50%, 4/15/2014	257,000	280,209
Ensco PLC:
3.25%, 3/15/2016	400,000	423,157
4.70%, 3/15/2021	125,000	141,643
Enterprise Products Operating LLC:
1.25%, 8/13/2015	399,000	401,852
3.20%, 2/1/2016	100,000	106,140
6.30%, 9/15/2017	360,000	436,089
9.75%, 1/31/2014	250,000	273,584
EOG Resources, Inc.:
2.95%, 6/1/2015	350,000	368,383
4.40%, 6/1/2020	500,000	578,706

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

EQT Corp. 8.13%, 6/1/2019	$150,000	$182,836
Hess Corp. 8.13%, 2/15/2019	100,000	131,764
Husky Energy, Inc. 7.25%, 12/15/2019	250,000	324,694
Kinder Morgan Energy Partners LP:
4.15%, 3/1/2022	250,000	269,825
5.30%, 9/15/2020	200,000	233,721
6.00%, 2/1/2017	505,000	592,123
Magellan Midstream Partners LP 6.55%, 7/15/2019	150,000	185,956
Marathon Oil Corp.:
0.90%, 11/1/2015	150,000	150,115
6.00%, 10/1/2017	300,000	360,646
Marathon Petroleum Corp. 5.13%, 3/1/2021 (c)	150,000	175,930
Murphy Oil Corp. 2.50%, 12/1/2017	200,000	201,230
Nexen, Inc. 6.20%, 7/30/2019	155,000	189,207
Noble Energy, Inc. 8.25%, 3/1/2019	150,000	197,521
Noble Holding International, Ltd.:
3.95%, 3/15/2022	250,000	262,862
4.90%, 8/1/2020 (c)	200,000	225,642
Occidental Petroleum Corp.:
1.75%, 2/15/2017	200,000	205,498
2.50%, 2/1/2016	300,000	315,346
ONEOK Partners LP:
3.25%, 2/1/2016	50,000	52,608
3.38%, 10/1/2022	250,000	254,645
6.15%, 10/1/2016	150,000	174,642
ONEOK, Inc. 4.25%, 2/1/2022	150,000	161,478
Panhandle Eastern Pipeline Co. LP 6.20%, 11/1/2017	150,000	179,367
PC Financial Partnership 5.00%, 11/15/2014	250,000	268,972
Phillips 66:
2.95%, 5/1/2017 (e)	350,000	370,658
4.30%, 4/1/2022 (e)	500,000	558,699
Pioneer Natural Resources Co. 7.50%, 1/15/2020	250,000	318,750
Plains All American Pipeline LP/PAA Finance Corp.:
5.00%, 2/1/2021	250,000	288,616
5.75%, 1/15/2020	250,000	301,300
Rowan Cos., Inc. 7.88%, 8/1/2019	150,000	187,312
Shell International Finance BV:
1.13%, 8/21/2017	500,000	501,771
3.10%, 6/28/2015	150,000	159,059
4.00%, 3/21/2014	680,000	708,512
4.30%, 9/22/2019	350,000	402,859
Southern Natural Gas Co.:
4.40%, 6/15/2021 (c)	250,000	277,010
5.90%, 4/1/2017 (e)	250,000	292,682
Southwestern Energy Co. 4.10%, 3/15/2022	250,000	268,915
Spectra Energy Capital LLC 5.67%, 8/15/2014	250,000	267,458
Suncor Energy, Inc. 6.10%, 6/1/2018	150,000	183,869
Talisman Energy, Inc. 7.75%, 6/1/2019	150,000	193,971
Texas Gas Transmission LLC 4.60%, 6/1/2015	250,000	266,156
Total Capital Canada, Ltd. 1.63%, 1/28/2014	250,000	253,139
Total Capital International SA:
1.55%, 6/28/2017 (c)	100,000	101,453
2.88%, 2/17/2022	150,000	155,845
Total Capital SA:
3.00%, 6/24/2015	250,000	264,099
3.13%, 10/2/2015	300,000	319,353
4.13%, 1/28/2021 (c)	250,000	282,521
TransCanada PipeLines, Ltd.:
0.88%, 3/2/2015	150,000	150,459
2.50%, 8/1/2022	250,000	249,850
3.80%, 10/1/2020 (c)	350,000	388,982
7.13%, 1/15/2019	150,000	190,811
Transocean, Inc.:
2.50%, 10/15/2017	250,000	252,627
4.95%, 11/15/2015	350,000	381,722
6.38%, 12/15/2021	250,000	303,408
Valero Energy Corp.:
6.13%, 6/15/2017	250,000	297,078
6.13%, 2/1/2020 (c)	145,000	175,292
Weatherford International, Ltd. 5.13%, 9/15/2020	500,000	549,228
Western Gas Partners LP 4.00%, 7/1/2022	67,000	69,916
Williams Partners LP:
3.80%, 2/15/2015	265,000	280,353
4.00%, 11/15/2021 (c)	150,000	160,434
4.13%, 11/15/2020	150,000	162,518
5.25%, 3/15/2020	250,000	287,997

		29,899,662

PAPER & FOREST PRODUCTS — 0.3%
Celulosa Arauco y Constitucion SA 5.63%, 4/20/2015	250,000	271,497
International Paper Co.:
7.50%, 8/15/2021	250,000	330,497
7.95%, 6/15/2018	250,000	320,306
9.38%, 5/15/2019	130,000	176,411

		1,098,711

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. 4.20%, 7/15/2018	200,000	204,295
The Procter & Gamble Co. 1.45%, 8/15/2016	250,000	255,190

		459,485

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

PHARMACEUTICALS — 3.9%
AbbVie, Inc.:
1.20%, 11/6/2015 (e)	$500,000	$503,466
1.75%, 11/6/2017 (e)	1,000,000	1,011,802
2.90%, 11/6/2022 (e)	500,000	508,719
Allergan, Inc. 5.75%, 4/1/2016	200,000	229,839
Aristotle Holding, Inc.:
3.90%, 2/15/2022 (e)	600,000	647,926
4.75%, 11/15/2021 (e)	250,000	287,062
AstraZeneca PLC:
5.40%, 6/1/2014	250,000	266,708
5.90%, 9/15/2017	250,000	303,385
Bristol-Myers Squibb Co.:
2.00%, 8/1/2022	100,000	96,618
5.45%, 5/1/2018	350,000	419,278
Eli Lilly & Co. 5.20%, 3/15/2017	350,000	407,767
GlaxoSmithKline Capital PLC:
1.50%, 5/8/2017	350,000	354,341
2.85%, 5/8/2022	350,000	363,209
GlaxoSmithKline Capital, Inc.:
4.38%, 4/15/2014	200,000	209,936
5.65%, 5/15/2018	250,000	304,795
Johnson & Johnson 5.55%, 8/15/2017	350,000	421,463
Mead Johnson Nutrition Co. 4.90%, 11/1/2019	150,000	169,492
Medco Health Solutions, Inc. 7.13%, 3/15/2018	205,000	255,347
Merck & Co., Inc.:
2.40%, 9/15/2022	500,000	500,126
5.00%, 6/30/2019	310,000	367,500
Novartis Capital Corp.:
2.40%, 9/21/2022	500,000	500,122
4.13%, 2/10/2014	570,000	593,114
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	500,000	596,805
Pfizer, Inc.:
5.35%, 3/15/2015	350,000	385,940
6.20%, 3/15/2019	560,000	706,034
Sanofi:
1.20%, 9/30/2014	250,000	252,810
2.63%, 3/29/2016	300,000	314,868
4.00%, 3/29/2021	250,000	283,211
Schering-Plough Corp. 6.00%, 9/15/2017	250,000	305,166
Teva Pharmaceutical Finance Co. BV:
2.40%, 11/10/2016	250,000	260,636
3.65%, 11/10/2021	300,000	320,435
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3.00%, 6/15/2015	250,000	262,830
Watson Pharmaceuticals, Inc. 1.88%, 10/1/2017	500,000	505,194
Wyeth:
5.45%, 4/1/2017	350,000	413,577
5.50%, 2/1/2014	250,000	263,620

		13,593,141

REAL ESTATE INVESTMENT TRUSTS — 2.9%
AvalonBay Communities, Inc. 5.75%, 9/15/2016	100,000	114,031
BioMed Realty LP 4.25%, 7/15/2022	250,000	260,791
Boston Properties LP:
5.63%, 4/15/2015	250,000	274,584
5.63%, 11/15/2020	150,000	178,372
Brandywine Operating Partnership LP 4.95%, 4/15/2018	200,000	216,998
Camden Property Trust 4.63%, 6/15/2021	50,000	55,119
CommonWealth REIT 6.25%, 6/15/2017	100,000	109,623
Digital Realty Trust LP:
3.63%, 10/1/2022	250,000	248,526
5.25%, 3/15/2021	100,000	112,027
Duke Realty LP 7.38%, 2/15/2015	300,000	334,646
EPR Properties 5.75%, 8/15/2022	100,000	102,939
ERP Operating LP:
4.63%, 12/15/2021	250,000	278,960
5.75%, 6/15/2017	110,000	128,439
6.58%, 4/13/2015	250,000	279,904
Federal Realty Investment Trust 3.00%, 8/1/2022	100,000	100,430
HCP, Inc.:
2.70%, 2/1/2014	350,000	356,003
3.15%, 8/1/2022 (c)	100,000	96,402
3.75%, 2/1/2016	55,000	58,259
5.38%, 2/1/2021	250,000	282,867
6.30%, 9/15/2016	150,000	173,115
Health Care REIT, Inc.:
2.25%, 3/15/2018	250,000	249,173
4.95%, 1/15/2021	350,000	385,367
6.20%, 6/1/2016	100,000	113,389
Healthcare Realty Trust, Inc. 6.50%, 1/17/2017	150,000	171,287
Hospitality Properties Trust:
6.30%, 6/15/2016	200,000	216,663
7.88%, 8/15/2014	100,000	105,675
Jones Lang LaSalle, Inc. 4.40%, 11/15/2022	100,000	102,028
Kilroy Realty LP 4.80%, 7/15/2018	250,000	274,725
Kimco Realty Corp. 6.88%, 10/1/2019 (c)	100,000	122,166
Liberty Property LP 5.50%, 12/15/2016	250,000	280,416
Mack-Cali Realty LP 2.50%, 12/15/2017 (c)	150,000	148,499
National Retail Properties, Inc. 3.80%, 10/15/2022	100,000	101,652
ProLogis LP 6.25%, 3/15/2017	400,000	454,090

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Realty Income Corp. 5.95%, 9/15/2016	$250,000	$285,895
Regency Centers LP 5.88%, 6/15/2017	150,000	171,446
Simon Property Group LP:
2.15%, 9/15/2017	500,000	517,976
4.38%, 3/1/2021	150,000	168,803
5.10%, 6/15/2015	200,000	220,341
5.65%, 2/1/2020	550,000	653,391
5.88%, 3/1/2017	200,000	233,857
UDR, Inc.:
4.25%, 6/1/2018	200,000	219,042
4.63%, 1/10/2022	50,000	55,226
Ventas Realty LP/Ventas Capital Corp.:
2.00%, 2/15/2018	250,000	249,188
4.25%, 3/1/2022	150,000	159,179
4.75%, 6/1/2021	100,000	110,215
Vornado Realty LP 5.00%, 1/15/2022	150,000	165,506
Washington Real Estate Investment Trust 3.95%, 10/15/2022	100,000	102,825
Weingarten Realty Investors 3.38%, 10/15/2022	250,000	244,444

		10,044,499

ROAD & RAIL — 0.8%
Burlington Northern Santa Fe LLC:
3.05%, 3/15/2022	350,000	362,029
3.45%, 9/15/2021	200,000	214,448
7.00%, 2/1/2014	250,000	266,817
Canadian National Railway Co.:
2.25%, 11/15/2022	100,000	99,340
5.55%, 3/1/2019	250,000	303,716
Canadian Pacific Railway, Ltd. 4.50%, 1/15/2022	150,000	166,480
CSX Corp.:
6.25%, 4/1/2015	250,000	279,407
7.38%, 2/1/2019	205,000	258,467
Norfolk Southern Corp. 5.90%, 6/15/2019	250,000	302,419
Ryder System, Inc. 3.15%, 3/2/2015	250,000	257,672
Union Pacific Corp. 5.13%, 2/15/2014 (c)	365,000	383,009

		2,893,804

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Applied Materials, Inc. 4.30%, 6/15/2021	100,000	112,047
Broadcom Corp. 2.70%, 11/1/2018	150,000	160,741
Intel Corp.:
1.35%, 12/15/2017	350,000	350,727
1.95%, 10/1/2016	150,000	155,250
2.70%, 12/15/2022 (c)	250,000	250,063
3.30%, 10/1/2021	227,000	242,164
KLA-Tencor Corp. 6.90%, 5/1/2018	100,000	119,812
National Semiconductor Corp. 3.95%, 4/15/2015	150,000	160,508
Texas Instruments, Inc.:
0.45%, 8/3/2015	100,000	99,481
1.65%, 8/3/2019 (c)	350,000	352,934

		2,003,727

SOFTWARE — 1.2%
Adobe Systems, Inc. 3.25%, 2/1/2015	200,000	209,455
BMC Software, Inc. 4.25%, 2/15/2022	150,000	151,158
CA, Inc. 6.13%, 12/1/2014 (c)	150,000	163,947
Intuit, Inc. 5.75%, 3/15/2017	150,000	173,265
Microsoft Corp.:
2.50%, 2/8/2016 (c)	250,000	262,867
2.95%, 6/1/2014	250,000	258,987
4.20%, 6/1/2019	435,000	500,927
Oracle Corp.:
1.20%, 10/15/2017	250,000	251,203
2.50%, 10/15/2022	500,000	504,465
3.75%, 7/8/2014	505,000	530,186
5.00%, 7/8/2019	400,000	479,849
5.75%, 4/15/2018	250,000	304,726
Symantec Corp.:
2.75%, 9/15/2015 (c)	125,000	129,151
4.20%, 9/15/2020	350,000	367,687

		4,287,873

SPECIALTY RETAIL — 0.7%
Advance Auto Parts, Inc. 4.50%, 1/15/2022	50,000	52,250
AutoZone, Inc. 5.75%, 1/15/2015	300,000	328,351
Lowe’s Cos., Inc.:
2.13%, 4/15/2016	250,000	259,925
3.12%, 4/15/2022 (c)	250,000	261,501
4.63%, 4/15/2020	125,000	142,622
O’Reilly Automotive, Inc. 4.63%, 9/15/2021	100,000	110,373
Staples, Inc. 9.75%, 1/15/2014	350,000	380,790
The Gap, Inc. 5.95%, 4/12/2021	250,000	285,097
The Home Depot, Inc.:
3.95%, 9/15/2020	250,000	283,750
5.40%, 3/1/2016	250,000	285,239
TJX Cos., Inc. 4.20%, 8/15/2015	150,000	161,368

		2,551,266

THRIFTS & MORTGAGE FINANCE — 0.3%
Murray Street Investment Trust I 4.65%, 3/9/2017	500,000	540,038
People’s United Financial, Inc. 3.65%, 12/6/2022	150,000	150,035

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Santander Holdings USA, Inc. 4.63%, 4/19/2016	$250,000	$264,143

		954,216

TOBACCO — 1.1%
Altria Group, Inc.:
2.85%, 8/9/2022	500,000	493,897
4.13%, 9/11/2015	400,000	434,232
4.75%, 5/5/2021	400,000	451,416
9.70%, 11/10/2018	149,000	208,438
Lorillard Tobacco Co.:
2.30%, 8/21/2017 (c)	100,000	101,027
3.50%, 8/4/2016	45,000	47,783
6.88%, 5/1/2020 (c)	150,000	181,977
Philip Morris International, Inc.:
1.13%, 8/21/2017	350,000	349,030
2.90%, 11/15/2021	250,000	259,993
5.65%, 5/16/2018	500,000	605,708
6.88%, 3/17/2014	250,000	269,209
Reynolds American, Inc.:
1.05%, 10/30/2015	33,000	32,988
3.25%, 11/1/2022	250,000	252,157
7.63%, 6/1/2016	155,000	185,833

		3,873,688

TRANSPORTATION INFRASTRUCTURE — 0.1%
Norfolk Southern Corp. 5.75%, 1/15/2016	150,000	170,709

WIRELESS TELECOMMUNICATION SERVICES — 3.8%
America Movil SAB de CV:
2.38%, 9/8/2016	250,000	259,242
3.13%, 7/16/2022	250,000	255,140
5.00%, 3/30/2020	350,000	407,735
5.50%, 3/1/2014	250,000	263,757
American Tower Corp.:
4.50%, 1/15/2018	350,000	382,658
4.63%, 4/1/2015	250,000	267,489
5.05%, 9/1/2020	100,000	111,428
AT&T, Inc.:
1.70%, 6/1/2017	250,000	253,884
2.95%, 5/15/2016	250,000	264,700
4.45%, 5/15/2021	650,000	753,340
5.10%, 9/15/2014	200,000	215,238
5.50%, 2/1/2018	798,000	951,648
BellSouth Corp. 5.20%, 9/15/2014	1,150,000	1,235,478
Cellco Partnership/Verizon Wireless Capital LLC:
5.55%, 2/1/2014	515,000	540,453
8.50%, 11/15/2018	310,000	426,561
Deutsche Telekom International Finance BV:
6.00%, 7/8/2019	250,000	305,755
6.75%, 8/20/2018	150,000	187,009
Deutsche Telekom International Finance BV 4.88%, 7/8/2014	115,000	121,788
France Telecom SA:
2.75%, 9/14/2016	200,000	208,848
4.38%, 7/8/2014	205,000	215,558
5.38%, 7/8/2019	200,000	234,432
Rogers Communications, Inc. 6.80%, 8/15/2018	430,000	540,099
Telecom Italia Capital SA:
6.18%, 6/18/2014	450,000	474,750
7.18%, 6/18/2019 (c)	150,000	172,875
Telefonica Emisiones SAU:
3.99%, 2/16/2016	105,000	108,938
4.95%, 1/15/2015	500,000	522,500
5.13%, 4/27/2020	255,000	265,838
6.22%, 7/3/2017	250,000	276,563
Verizon Communications, Inc.:
3.00%, 4/1/2016	250,000	266,390
6.35%, 4/1/2019	800,000	1,010,613
Vodafone Group PLC:
1.25%, 9/26/2017	250,000	249,466
2.50%, 9/26/2022	250,000	248,988
4.15%, 6/10/2014	455,000	477,391
4.38%, 3/16/2021 (c)	250,000	286,641
5.63%, 2/27/2017	450,000	527,747

		13,290,940

TOTAL CORPORATE BONDS & NOTES —
(Cost $325,879,365)		342,844,860

	Shares
SHORT TERM INVESTMENTS — 4.8%
MONEY MARKET FUNDS — 4.8%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	13,389,858	13,389,858
State Street Institutional Liquid Reserves Fund 0.17% (g)(h)	3,421,405	3,421,405

TOTAL SHORT TERM INVESTMENTS — (i)
(Cost $16,811,263)		16,811,263

TOTAL INVESTMENTS — 102.8% (j)
(Cost $342,690,628)		359,656,123
OTHER ASSETS & LIABILITIES — (2.8)%		(9,886,375)

NET ASSETS — 100.0%		$349,769,748

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

(a)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(b)	Amount shown represents less than 0.05% of net assets.
(c)	A portion of the security was on loan at December 31, 2012.
(d)	Variable rate security. Rate shown is rate in effect at December 31, 2012. Maturity date disclosed is the ultimate maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.0% of net assets as of December 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Value is determined based on Level 1 inputs. (Note 2)
(j)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.2%
AEROSPACE & DEFENSE — 2.4%
General Dynamics Corp. 3.60%, 11/15/2042	$99,995	$96,498
Honeywell International, Inc.:
5.38%, 3/1/2041	200,000	253,097
5.70%, 3/15/2036	100,000	129,550
Lockheed Martin Corp.:
4.07%, 12/15/2042 (a)	260,000	255,521
6.15%, 9/1/2036	130,000	163,762
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	150,000	216,438
Raytheon Co.:
4.70%, 12/15/2041	150,000	167,177
7.20%, 8/15/2027	50,000	68,753
The Boeing Co.:
6.63%, 2/15/2038	115,000	166,644
6.88%, 3/15/2039	200,000	300,310
United Technologies Corp.:
4.50%, 6/1/2042	347,000	384,763
5.40%, 5/1/2035	300,000	365,324
5.70%, 4/15/2040	100,000	129,530
6.05%, 6/1/2036	100,000	129,591
6.13%, 7/15/2038	230,000	304,338

		3,131,296

AIR FREIGHT & LOGISTICS — 0.4%
FedEx Corp. 3.88%, 8/1/2042 (b)	41,000	39,931
United Parcel Service, Inc.:
4.88%, 11/15/2040	100,000	115,819
6.20%, 1/15/2038	225,000	303,867

		459,617

AIRLINES — 0.2%
Continental Airlines 2012-1 Pass Through Trust, Class A 4.15%, 10/11/2025	150,000	157,688
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 6/3/2025	100,000	102,000

		259,688

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc.:
5.25%, 12/1/2041	50,000	56,182
5.70%, 3/1/2041	50,000	59,285

		115,467

AUTOMOBILES — 0.6%
Daimler Finance North America LLC 8.50%, 1/18/2031	177,000	273,323
Ford Motor Co. 7.45%, 7/16/2031	400,000	508,000

		781,323

BEVERAGES — 1.7%
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	324,000	322,476
6.38%, 1/15/2040 (b)	190,000	267,074
8.00%, 11/15/2039	200,000	325,080
Brown-Forman Corp. 3.75%, 1/15/2043	90,000	91,357
Diageo Investment Corp.:
4.25%, 5/11/2042	35,000	36,962
7.45%, 4/15/2035	150,000	223,624
Molson Coors Brewing Co. 5.00%, 5/1/2042	250,000	275,599
PepsiAmericas, Inc. 5.50%, 5/15/2035	100,000	122,769
PepsiCo, Inc.:
4.00%, 3/5/2042	100,000	102,674
4.88%, 11/1/2040	150,000	175,359
5.50%, 1/15/2040	200,000	252,137

		2,195,111

BIOTECHNOLOGY — 1.1%
Amgen, Inc.:
5.15%, 11/15/2041	350,000	397,243
5.38%, 5/15/2043 (b)	375,000	444,093
6.38%, 6/1/2037	150,000	189,413
6.40%, 2/1/2039	150,000	191,400
Genentech, Inc. 5.25%, 7/15/2035	100,000	119,674
Gilead Sciences, Inc. 5.65%, 12/1/2041	100,000	124,960

		1,466,783

BUILDING PRODUCTS — 0.1%
Owens Corning:
4.20%, 12/15/2022	100,000	101,231
7.00%, 12/1/2036	41,000	45,462

		146,693

CAPITAL MARKETS — 2.2%
Jefferies Group, Inc.:
6.25%, 1/15/2036	50,000	51,875
6.45%, 6/8/2027	100,000	106,250
Morgan Stanley:
6.25%, 8/9/2026	100,000	116,026
6.38%, 7/24/2042	300,000	349,050
7.25%, 4/1/2032	100,000	123,666
The Goldman Sachs Group, Inc.:
5.95%, 1/15/2027	100,000	107,955
6.13%, 2/15/2033 (b)	450,000	524,666
6.25%, 2/1/2041	430,000	523,571
6.45%, 5/1/2036	250,000	273,102
6.75%, 10/1/2037	522,000	592,170

		2,768,331

CHEMICALS — 1.4%
Agrium, Inc. 6.13%, 1/15/2041	125,000	151,557
E.I. du Pont de Nemours & Co.:
4.90%, 1/15/2041	100,000	119,718
5.60%, 12/15/2036	100,000	127,285
Ecolab, Inc. 5.50%, 12/8/2041	100,000	119,822
Monsanto Co.:
3.60%, 7/15/2042	37,000	36,562
5.88%, 4/15/2038	100,000	134,186

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Potash Corp. of Saskatchewan, Inc.:
5.63%, 12/1/2040	$100,000	$124,314
5.88%, 12/1/2036	100,000	125,180
Rohm & Haas Co. 7.85%, 7/15/2029	200,000	269,179
The Dow Chemical Co.:
4.38%, 11/15/2042	200,000	198,959
5.25%, 11/15/2041	100,000	112,180
9.40%, 5/15/2039	80,000	131,311
The Sherwin-Williams Co. 4.00%, 12/15/2042	100,000	100,232

		1,750,485

COMMERCIAL BANKS — 3.3%
Bank One Corp. 7.63%, 10/15/2026	200,000	268,691
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 5.25%, 5/24/2041	250,000	292,070
Fifth Third Bancorp 8.25%, 3/1/2038	100,000	141,147
HSBC Bank USA NA 5.88%, 11/1/2034	250,000	290,700
HSBC Holdings PLC:
6.10%, 1/14/2042	300,000	396,555
6.50%, 5/2/2036	300,000	369,815
6.50%, 9/15/2037	170,000	209,369
6.80%, 6/1/2038 (b)	150,000	191,770
7.63%, 5/17/2032	100,000	131,933
JPMorgan Chase & Co. 5.60%, 7/15/2041	350,000	432,618
NBD Bank NA/Michigan 8.25%, 11/1/2024	100,000	139,781
Wachovia Bank NA:
5.85%, 2/1/2037	200,000	248,760
6.60%, 1/15/2038	350,000	478,883
Wachovia Corp.:
5.50%, 8/1/2035	100,000	114,447
7.50%, 4/15/2035	300,000	401,232
Wells Fargo Capital X 5.95%, 12/15/2036	100,000	101,500

		4,209,271

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Republic Services, Inc. 4.75%, 5/15/2023	200,000	229,131
The ADT Corp. 4.88%, 7/15/2042 (a)	100,000	94,738
Waste Management, Inc. 7.75%, 5/15/2032	300,000	421,423

		745,292

COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.:
5.50%, 1/15/2040	150,000	186,210
5.90%, 2/15/2039	395,000	506,336
Harris Corp. 6.15%, 12/15/2040	50,000	59,231
Juniper Networks, Inc. 5.95%, 3/15/2041	100,000	113,014
Motorola Solutions, Inc. 7.50%, 5/15/2025	50,000	64,402

		929,193

COMPUTERS & PERIPHERALS — 0.3%
Dell, Inc.:
6.50%, 4/15/2038	150,000	176,621
7.10%, 4/15/2028 (b)	50,000	60,365
Hewlett-Packard Co. 6.00%, 9/15/2041 (b)	175,000	173,174

		410,160

CONSTRUCTION & ENGINEERING — 0.1%
ABB Finance USA, Inc. 4.38%, 5/8/2042	160,000	172,432

DIVERSIFIED FINANCIAL SERVICES — 6.2%
American Express Co. 4.05%, 12/3/2042 (a)	135,000	136,724
Aon Corp. 6.25%, 9/30/2040	50,000	64,769
Bank of America Corp. 5.88%, 2/7/2042	375,000	466,954
Citigroup, Inc.:
5.85%, 12/11/2034	71,000	85,095
5.88%, 5/29/2037	100,000	119,797
5.88%, 1/30/2042	100,000	122,615
6.00%, 10/31/2033	200,000	214,191
6.13%, 8/25/2036	150,000	163,853
6.63%, 6/15/2032	150,000	171,434
6.88%, 3/5/2038	430,000	565,133
8.13%, 7/15/2039	400,000	596,252
Credit Suisse USA, Inc. 7.13%, 7/15/2032	100,000	141,637
General Electric Capital Corp.:
5.88%, 1/14/2038	510,000	616,726
6.75%, 3/15/2032	580,000	753,077
6.88%, 1/10/2039	580,000	781,566
General Electric Capital Corp., Series A 6.15%, 8/7/2037	500,000	623,991
General Electric Capital Services, Inc. 7.50%, 8/21/2035	100,000	140,048
Goldman Sachs Capital I 6.35%, 2/15/2034 (b)	200,000	209,000
HJ Heinz Finance Co. 6.75%, 3/15/2032	50,000	63,411
JPMorgan Chase & Co.:
5.50%, 10/15/2040	200,000	243,270
6.40%, 5/15/2038	285,000	380,828
Merrill Lynch & Co., Inc.:
6.11%, 1/29/2037	265,000	287,294
6.75%, 6/1/2028	150,000	179,294
7.75%, 5/14/2038	120,000	155,556
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	175,000	261,138
Raymond James Financial, Inc. 5.63%, 4/1/2024	100,000	110,332

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

The Western Union Co. 6.20%, 11/17/2036 (b)	$100,000	$99,664
UBS AG of Stamford, CT 7.75%, 9/1/2026	100,000	129,934

		7,883,583

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
AT&T, Inc.:
5.55%, 8/15/2041 (b)	350,000	414,722
6.40%, 5/15/2038	100,000	128,088
6.50%, 9/1/2037	100,000	128,784
British Telecommunications PLC 9.63%, 12/15/2030	400,000	632,046
CenturyLink, Inc.:
7.60%, 9/15/2039	150,000	154,755
7.65%, 3/15/2042	150,000	156,720
Qwest Corp. 7.25%, 10/15/2035 (b)	100,000	103,300
Verizon Communications, Inc.:
4.75%, 11/1/2041	300,000	336,813
5.85%, 9/15/2035	200,000	250,476
6.00%, 4/1/2041	250,000	327,685
6.25%, 4/1/2037	250,000	326,263
7.75%, 12/1/2030	570,000	829,721
Verizon Maryland, Inc. 5.13%, 6/15/2033	150,000	159,818
Verizon New York, Inc., Series A 7.38%, 4/1/2032	100,000	133,226

		4,082,417

ELECTRIC UTILITIES — 11.1%
Alabama Power Co.:
5.20%, 6/1/2041	100,000	120,137
6.00%, 3/1/2039	150,000	197,605
6.13%, 5/15/2038	170,000	225,712
Appalachian Power Co.:
5.80%, 10/1/2035	50,000	59,781
6.70%, 8/15/2037	100,000	130,278
Arizona Public Service Co. 4.50%, 4/1/2042	100,000	104,521
CenterPoint Energy Houston Electric LLC 3.55%, 8/1/2042	100,000	94,787
Commonwealth Edison Co. 3.80%, 10/1/2042	150,000	146,681
Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	100,000	128,074
Consolidated Edison Co. of New York, Inc.:
4.20%, 3/15/2042	75,000	79,216
5.50%, 12/1/2039	75,000	93,775
5.70%, 12/1/2036	230,000	292,053
5.70%, 6/15/2040	50,000	64,319
6.30%, 8/15/2037	50,000	67,172
Duke Energy Carolinas LLC:
4.25%, 12/15/2041	225,000	236,214
6.00%, 1/15/2038	150,000	192,224
6.10%, 6/1/2037	100,000	125,693
Duke Energy Indiana, Inc. 6.45%, 4/1/2039	380,000	504,389
Entergy Louisiana LLC 5.40%, 11/1/2024	100,000	118,307
Exelon Corp. 5.63%, 6/15/2035	200,000	223,214
Exelon Generation Co. LLC:
5.60%, 6/15/2042 (a)	160,000	170,857
6.25%, 10/1/2039	170,000	195,711
FirstEnergy Corp. 7.38%, 11/15/2031	200,000	256,238
FirstEnergy Solutions Corp. 6.80%, 8/15/2039 (b)	100,000	112,344
Florida Power & Light Co.:
3.80%, 12/15/2042	100,000	101,320
4.05%, 6/1/2042	100,000	104,785
4.13%, 2/1/2042	200,000	211,395
5.25%, 2/1/2041	250,000	307,853
5.69%, 3/1/2040	115,000	148,684
6.20%, 6/1/2036	150,000	201,346
Florida Power Corp.:
6.35%, 9/15/2037	100,000	131,433
6.40%, 6/15/2038	80,000	106,193
Georgia Power Co.:
4.30%, 3/15/2042	100,000	103,791
4.75%, 9/1/2040	225,000	248,004
Iberdrola International BV 6.75%, 7/15/2036	100,000	106,419
Interstate Power & Light Co. 6.25%, 7/15/2039	50,000	66,048
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	993	1,131
Kansas City Power & Light Co.:
5.30%, 10/1/2041	50,000	55,699
6.05%, 11/15/2035	100,000	121,560
Kentucky Utilities Co. 5.13%, 11/1/2040 (b)	75,000	90,694
MidAmerican Energy Holdings Co.:
5.75%, 11/1/2035	100,000	125,573
8.48%, 9/15/2028	125,000	183,355
Mississippi Power Co. 4.25%, 3/15/2042	100,000	102,080
Nevada Power Co. 5.38%, 9/15/2040	175,000	209,230
Nisource Finance Corp.:
5.25%, 2/15/2043	100,000	105,854
5.95%, 6/15/2041	100,000	114,729
Northern States Power Co.:
3.40%, 8/15/2042	250,000	232,875
5.35%, 11/1/2039	50,000	61,739
Oglethorpe Power Corp.:
5.38%, 11/1/2040	65,000	75,963
5.95%, 11/1/2039	50,000	62,347
Ohio Edison Co. 6.88%, 7/15/2036	100,000	131,173
Ohio Power Co. 6.60%, 2/15/2033	102,000	134,585
Oncor Electric Delivery Co. LLC:
7.00%, 5/1/2032 (b)	150,000	192,896
7.50%, 9/1/2038	125,000	167,076

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Pacific Gas & Electric Co.:
5.40%, 1/15/2040	$50,000	$59,856
5.80%, 3/1/2037	150,000	185,511
6.05%, 3/1/2034	700,000	898,101
PacifiCorp:
4.10%, 2/1/2042	125,000	128,738
6.00%, 1/15/2039	100,000	131,653
Potomac Electric Power Co. 7.90%, 12/15/2038	100,000	160,885
PPL Electric Utilities Corp.:
5.20%, 7/15/2041	105,000	126,803
6.25%, 5/15/2039	50,000	67,459
Progress Energy, Inc.:
6.00%, 12/1/2039	100,000	121,015
7.00%, 10/30/2031	200,000	256,268
7.75%, 3/1/2031	40,000	54,334
Public Service Co. of Colorado 6.25%, 9/1/2037	150,000	203,281
Public Service Electric & Gas Co.:
3.95%, 5/1/2042	100,000	102,672
5.50%, 3/1/2040	100,000	127,117
5.80%, 5/1/2037	100,000	130,119
Puget Sound Energy, Inc.:
4.43%, 11/15/2041	200,000	219,079
5.64%, 4/15/2041	100,000	127,192
5.80%, 3/15/2040	55,000	70,987
San Diego Gas & Electric Co.:
3.95%, 11/15/2041	25,000	25,892
4.30%, 4/1/2042 (b)	100,000	109,129
5.35%, 5/15/2035	100,000	123,620
San Diego Gas & Electric Co., Series D 6.00%, 6/1/2026	100,000	132,972
South Carolina Electric & Gas Co.:
4.35%, 2/1/2042	50,000	52,556
5.30%, 5/15/2033	50,000	58,409
5.45%, 2/1/2041 (b)	150,000	182,511
Southern California Edison Co.:
4.05%, 3/15/2042	250,000	259,672
5.95%, 2/1/2038	100,000	131,141
6.00%, 1/15/2034	200,000	259,007
Southern California Edison Co., Series G 5.75%, 4/1/2035	150,000	191,631
Southwestern Electric Power Co. 6.20%, 3/15/2040	130,000	160,299
Southwestern Public Service Co., Series F 6.00%, 10/1/2036	100,000	121,301
System Energy Resources, Inc. 4.10%, 4/1/2023	100,000	102,977
Tampa Electric Co. 6.55%, 5/15/2036	50,000	68,058
The Connecticut Light & Power Co. 6.35%, 6/1/2036	50,000	68,443
The Detroit Edison Co.:
3.95%, 6/15/2042	75,000	75,953
5.70%, 10/1/2037	50,000	63,490
The Toledo Edison Co. 6.15%, 5/15/2037	100,000	126,409
Union Electric Co. 8.45%, 3/15/2039 (b)	100,000	164,253
Virginia Electric and Power Co. 6.00%, 5/15/2037	189,000	250,826
Westar Energy, Inc. 4.13%, 3/1/2042	100,000	102,546
Wisconsin Electric Power Co. 3.65%, 12/15/2042	150,000	146,611
Xcel Energy, Inc. 6.50%, 7/1/2036	100,000	133,661

		14,227,569

ELECTRICAL EQUIPMENT — 0.2%
Emerson Electric Co. 6.00%, 8/15/2032	150,000	194,207

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Corning, Inc.:
4.75%, 3/15/2042	100,000	104,427
5.75%, 8/15/2040	75,000	88,717
7.25%, 8/15/2036	50,000	63,143

		256,287

ENERGY EQUIPMENT & SERVICES — 0.7%
Cameron International Corp. 5.95%, 6/1/2041	100,000	123,557
Halliburton Co.:
4.50%, 11/15/2041	100,000	109,756
6.70%, 9/15/2038	200,000	279,066
Weatherford International, Ltd. 6.50%, 8/1/2036 (b)	125,000	139,155
Weatherford International, Ltd./Bermuda:
5.95%, 4/15/2042	150,000	161,360
6.75%, 9/15/2040	100,000	114,889

		927,783

FOOD & STAPLES RETAILING — 2.9%
CVS Caremark Corp.:
5.75%, 5/15/2041	200,000	246,257
6.13%, 9/15/2039	100,000	127,745
6.25%, 6/1/2027	100,000	132,305
Delhaize America LLC 9.00%, 4/15/2031	50,000	60,062
Safeway, Inc. 7.25%, 2/1/2031	150,000	162,245
Sysco Corp. 6.63%, 3/17/2039	100,000	144,976
The Kroger Co.:
5.40%, 7/15/2040	150,000	165,467
6.90%, 4/15/2038	100,000	128,349
7.50%, 4/1/2031	65,000	85,447
Wal-Mart Stores, Inc.:
4.88%, 7/8/2040 (b)	175,000	206,054
5.00%, 10/25/2040	250,000	297,540
5.25%, 9/1/2035	280,000	335,272
5.63%, 4/15/2041	350,000	454,563
5.88%, 4/5/2027	100,000	133,887
6.20%, 4/15/2038	100,000	135,251
6.50%, 8/15/2037	375,000	522,697
7.55%, 2/15/2030	250,000	366,129

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Walgreen Co. 4.40%, 9/15/2042 (b)	$50,000	$50,192

		3,754,438

FOOD PRODUCTS — 2.1%
Ahold Finance USA LLC 6.88%, 5/1/2029	100,000	128,933
Archer-Daniels-Midland Co.:
4.02%, 4/16/2043 (a)	250,000	241,044
5.38%, 9/15/2035	100,000	118,281
Campbell Soup Co. 3.80%, 8/2/2042	58,000	56,227
ConAgra Foods, Inc. 7.13%, 10/1/2026	150,000	192,778
Kellogg Co., Series B 7.45%, 4/1/2031	100,000	139,916
Kraft Foods Group, Inc.:
6.50%, 2/9/2040 (a)	250,000	324,240
6.88%, 1/26/2039 (a)	100,000	133,846
Kraft Foods, Inc.:
5.00%, 6/4/2042 (a)	150,000	166,719
6.50%, 2/9/2040	165,000	220,289
6.88%, 1/26/2039	145,000	198,186
7.00%, 8/11/2037	250,000	343,511
Ralcorp Holdings, Inc. 6.63%, 8/15/2039	150,000	177,533
The Hershey Co. 7.20%, 8/15/2027	50,000	70,696
Unilever Capital Corp. 5.90%, 11/15/2032	160,000	220,946

		2,733,145

GAS UTILITIES — 0.2%
AGL Capital Corp. 5.88%, 3/15/2041	70,000	89,591
Southern California Gas Co. 3.75%, 9/15/2042	50,000	50,030
Southern Union Co. 7.60%, 2/1/2024	100,000	129,392

		269,013

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Baxter International, Inc. 3.65%, 8/15/2042	100,000	96,028
Becton Dickinson and Co. 6.00%, 5/15/2039	100,000	134,873
Boston Scientific Corp. 7.38%, 1/15/2040	101,000	138,681
Covidien International Finance SA 6.55%, 10/15/2037	100,000	140,325
Medtronic, Inc. 5.55%, 3/15/2040	100,000	128,974

		638,881

HEALTH CARE PROVIDERS & SERVICES — 2.2%
Aetna, Inc.:
4.50%, 5/15/2042	190,000	200,247
6.63%, 6/15/2036	100,000	134,559
CIGNA Corp. 5.88%, 3/15/2041	250,000	305,678
Humana, Inc. 4.63%, 12/1/2042	107,000	106,973
Kaiser Foundation Hospitals 4.88%, 4/1/2042	100,000	110,823
McKesson Corp. 6.00%, 3/1/2041	50,000	65,365
Quest Diagnostics, Inc. 6.95%, 7/1/2037	75,000	97,095
UnitedHealth Group, Inc.:
4.38%, 3/15/2042 (b)	50,000	51,791
5.80%, 3/15/2036	150,000	182,155
5.95%, 2/15/2041	100,000	126,015
6.63%, 11/15/2037	100,000	133,867
6.88%, 2/15/2038	315,000	429,225
WellPoint, Inc.:
3.30%, 1/15/2023	100,000	102,157
4.63%, 5/15/2042	100,000	103,241
4.65%, 1/15/2043	250,000	257,038
5.95%, 12/15/2034	150,000	178,345
6.38%, 6/15/2037	130,000	163,074

		2,747,648

HOTELS, RESTAURANTS & LEISURE — 0.6%
Darden Restaurants, Inc. 6.80%, 10/15/2037	100,000	119,359
McDonald’s Corp.:
3.70%, 2/15/2042 (b)	150,000	147,979
4.88%, 7/15/2040	75,000	88,314
6.30%, 3/1/2038	175,000	244,533
Yum! Brands, Inc. 6.88%, 11/15/2037	100,000	138,584

		738,769

HOUSEHOLD PRODUCTS — 0.6%
Colgate-Palmolive Co. 1.95%, 2/1/2023	50,000	48,667
Kimberly-Clark Corp. 5.30%, 3/1/2041	150,000	192,492
The Procter & Gamble Co.:
5.50%, 2/1/2034	100,000	129,179
5.55%, 3/5/2037	250,000	333,304

		703,642

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 6.50%, 3/15/2040	100,000	102,490

INDUSTRIAL CONGLOMERATES — 0.7%
3M Co. 5.70%, 3/15/2037	150,000	203,673
General Electric Co. 4.13%, 10/9/2042	250,000	256,433
Koninklijke Philips Electronics NV:
5.00%, 3/15/2042	150,000	170,447
6.88%, 3/11/2038	100,000	136,009
Tyco Electronics Group SA 7.13%, 10/1/2037	100,000	132,984

		899,546

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

INSURANCE — 4.9%
ACE INA Holdings, Inc. 6.70%, 5/15/2036	$100,000	$137,421
Aflac, Inc.:
6.45%, 8/15/2040	50,000	62,579
6.90%, 12/17/2039	18,000	23,595
American International Group, Inc.:
6.25%, 5/1/2036	325,000	421,939
6.25%, 3/15/2037 (c)	100,000	105,000
8.18%, 5/15/2038 (d)	400,000	521,000
Assurant, Inc. 6.75%, 2/15/2034	50,000	55,565
AXA SA 8.60%, 12/15/2030 (c)	265,000	331,250
Berkshire Hathaway Finance Corp.:
4.40%, 5/15/2042	50,000	51,025
5.75%, 1/15/2040	100,000	121,647
Chubb Corp. 6.50%, 5/15/2038	170,000	233,083
Cincinnati Financial Corp. 6.92%, 5/15/2028	100,000	119,503
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	50,000	57,146
Genworth Financial, Inc. 6.50%, 6/15/2034	100,000	100,000
Hartford Financial Services Group, Inc.:
6.63%, 3/30/2040	100,000	125,313
6.63%, 4/15/2042	150,000	190,098
Lincoln National Corp.:
6.30%, 10/9/2037	100,000	118,396
7.00%, 6/15/2040	100,000	128,854
Marsh & McLennan Cos., Inc. 5.88%, 8/1/2033 (b)	50,000	58,228
MetLife, Inc.:
4.13%, 8/13/2042	150,000	148,186
5.70%, 6/15/2035	300,000	362,711
6.38%, 6/15/2034	100,000	128,942
6.40%, 12/15/2036 (c)	200,000	213,000
Principal Financial Group, Inc.:
3.13%, 5/15/2023	100,000	98,931
6.05%, 10/15/2036 (b)	50,000	61,022
Protective Life Corp. 8.45%, 10/15/2039	100,000	128,785
Prudential Financial, Inc.:
5.63%, 5/12/2041	125,000	140,955
5.75%, 7/15/2033	75,000	84,276
6.63%, 12/1/2037	245,000	307,629
Prudential Financial, Inc., Series D 5.70%, 12/14/2036	150,000	169,172
Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026	85,000	106,393
The Allstate Corp.:
5.20%, 1/15/2042	50,000	58,845
5.95%, 4/1/2036	130,000	165,213
6.13%, 12/15/2032	100,000	125,420
6.90%, 5/15/2038	100,000	139,009
The Progressive Corp.:
6.25%, 12/1/2032	50,000	63,924
6.63%, 3/1/2029	100,000	128,292
The Travelers Cos., Inc. 6.25%, 6/15/2037	180,000	239,520
Travelers Property Casualty Corp. 6.38%, 3/15/2033	150,000	196,650
Unum Group 5.75%, 8/15/2042	100,000	106,736
XL Group PLC 6.25%, 5/15/2027	100,000	117,477

		6,252,730

INTERNET SOFTWARE & SERVICES — 0.1%
eBay, Inc. 4.00%, 7/15/2042 (b)	100,000	97,019

IT SERVICES — 0.7%
International Business Machines Corp.:
5.60%, 11/30/2039	187,000	242,415
5.88%, 11/29/2032	150,000	198,802
6.50%, 1/15/2028	150,000	202,765
7.00%, 10/30/2025	100,000	143,702
SAIC, Inc. 5.95%, 12/1/2040	100,000	108,236

		895,920

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. 6.35%, 3/15/2040	50,000	61,466
Mattel, Inc. 5.45%, 11/1/2041	100,000	112,922

		174,388

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc. 3.15%, 1/15/2023 (b)	150,000	154,607

MACHINERY — 1.2%
Caterpillar, Inc.:
3.80%, 8/15/2042	139,000	137,205
5.20%, 5/27/2041 (b)	215,000	261,618
6.05%, 8/15/2036	100,000	132,492
Deere & Co.:
3.90%, 6/9/2042	250,000	255,403
5.38%, 10/16/2029	150,000	190,398
Dover Corp. 5.38%, 3/1/2041	50,000	63,209
Eaton Corp. 4.15%, 11/2/2042 (a)	150,000	151,891
Illinois Tool Works, Inc.:
3.90%, 9/1/2042 (b)	200,000	204,377
4.88%, 9/15/2041	25,000	29,258
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	50,000	57,893

		1,483,744

MEDIA — 7.5%
CBS Corp.:
4.85%, 7/1/2042	100,000	103,549
5.50%, 5/15/2033	150,000	167,158
7.88%, 7/30/2030	125,000	170,717
Comcast Corp.:
4.65%, 7/15/2042	98,000	103,257
5.65%, 6/15/2035	100,000	117,297

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

6.40%, 5/15/2038	$150,000	$192,133
6.40%, 3/1/2040	200,000	258,227
6.45%, 3/15/2037 (b)	100,000	128,980
6.50%, 11/15/2035	150,000	193,163
6.55%, 7/1/2039	150,000	196,577
6.95%, 8/15/2037	260,000	352,947
7.05%, 3/15/2033	150,000	199,761
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.15%, 3/15/2042	100,000	101,105
6.00%, 8/15/2040 (b)	250,000	274,102
6.38%, 3/1/2041	250,000	290,021
Discovery Communications LLC:
4.95%, 5/15/2042	175,000	186,967
6.35%, 6/1/2040	50,000	61,954
Grupo Televisa SA 6.63%, 3/18/2025	150,000	195,434
NBCUniversal Media LLC:
2.88%, 1/15/2023	250,000	249,957
4.45%, 1/15/2043	150,000	150,583
5.95%, 4/1/2041	200,000	243,290
6.40%, 4/30/2040	50,000	63,672
News America, Inc.:
6.15%, 3/1/2037	100,000	122,019
6.15%, 2/15/2041	300,000	379,842
6.20%, 12/15/2034	150,000	181,152
6.40%, 12/15/2035	400,000	496,393
6.65%, 11/15/2037	140,000	179,138
The Walt Disney Co.:
4.13%, 12/1/2041	50,000	53,232
4.38%, 8/16/2041 (b)	50,000	56,150
7.00%, 3/1/2032	100,000	145,423
Thomson Reuters Corp. 5.85%, 4/15/2040 (b)	50,000	63,068
Time Warner Cable, Inc.:
4.50%, 9/15/2042 (b)	200,000	195,285
5.50%, 9/1/2041	125,000	139,960
5.88%, 11/15/2040	150,000	173,744
6.55%, 5/1/2037	400,000	491,451
7.30%, 7/1/2038	305,000	409,465
Time Warner Cos., Inc. 6.95%, 1/15/2028	100,000	128,780
Time Warner Entertainment Co. LP 8.38%, 3/15/2023	150,000	211,545
Time Warner, Inc.:
4.90%, 6/15/2042	75,000	79,531
6.10%, 7/15/2040	150,000	184,214
6.20%, 3/15/2040	150,000	186,304
6.25%, 3/29/2041	100,000	126,372
6.50%, 11/15/2036	100,000	126,052
7.63%, 4/15/2031	490,000	681,223
7.70%, 5/1/2032	250,000	351,478
Viacom, Inc.:
4.38%, 3/15/2043 (a)	212,000	210,196
6.88%, 4/30/2036	150,000	201,747
WPP Finance UK 5.13%, 9/7/2042	50,000	49,608

		9,624,223

METALS & MINING — 3.4%
Alcoa, Inc.:
5.90%, 2/1/2027	100,000	100,977
5.95%, 2/1/2037 (b)	150,000	142,170
6.75%, 1/15/2028	50,000	51,788
Barrick Gold Corp. 5.25%, 4/1/2042	100,000	110,792
Barrick North America Finance LLC 5.70%, 5/30/2041	50,000	57,393
Barrick PD Australia Finance Pty Ltd. 5.95%, 10/15/2039	200,000	233,564
BHP Billiton Finance USA, Ltd. 4.13%, 2/24/2042	225,000	236,729
Cliffs Natural Resources, Inc. 6.25%, 10/1/2040	200,000	192,928
Newmont Mining Corp.:
4.88%, 3/15/2042	150,000	154,668
6.25%, 10/1/2039	190,000	229,722
Nucor Corp. 6.40%, 12/1/2037 (b)	50,000	68,556
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	165,000	212,318
7.25%, 3/15/2031	200,000	277,815
Rio Tinto Finance USA, Ltd. 5.20%, 11/2/2040	200,000	235,328
Southern Copper Corp. 6.75%, 4/16/2040	275,000	330,057
Teck Resources, Ltd.:
3.75%, 2/1/2023 (b)	200,000	204,517
6.13%, 10/1/2035	50,000	57,021
6.25%, 7/15/2041	250,000	292,361
Vale Overseas, Ltd. 6.88%, 11/21/2036	620,000	773,291
Vale SA 5.63%, 9/11/2042	350,000	379,821

		4,341,816

MULTI-UTILITIES — 1.5%
Dominion Resources, Inc.:
4.05%, 9/15/2042	150,000	149,318
4.90%, 8/1/2041	100,000	113,457
5.25%, 8/1/2033	150,000	172,084
Dominion Resources, Inc., Series E 6.30%, 3/15/2033	150,000	191,970
MidAmerican Energy Holdings Co.:
5.95%, 5/15/2037	250,000	312,057
6.13%, 4/1/2036	280,000	354,308
6.50%, 9/15/2037	230,000	304,548
Nisource Finance Corp. 3.85%, 2/15/2023	100,000	103,345
Sempra Energy 6.00%, 10/15/2039	200,000	252,768

		1,953,855

MULTILINE RETAIL — 1.3%
Kohl’s Corp.:
6.00%, 1/15/2033	75,000	85,178
6.88%, 12/15/2037	100,000	126,959
Macy’s Retail Holdings, Inc.:
5.13%, 1/15/2042	100,000	108,689

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

6.65%, 7/15/2024	$125,000	$154,759
6.70%, 7/15/2034	100,000	121,115
Nordstrom, Inc. 6.95%, 3/15/2028	150,000	196,468
Target Corp.:
4.00%, 7/1/2042	250,000	253,194
6.50%, 10/15/2037	100,000	137,580
7.00%, 1/15/2038	365,000	531,459

		1,715,401

OIL, GAS & CONSUMABLE FUELS — 12.8%
Alberta Energy Co., Ltd. 7.38%, 11/1/2031	10,000	13,129
Anadarko Petroleum Corp.:
6.20%, 3/15/2040 (b)	225,000	277,440
6.45%, 9/15/2036	200,000	250,477
Apache Corp.:
4.75%, 4/15/2043	150,000	161,891
5.10%, 9/1/2040	150,000	168,426
5.25%, 2/1/2042	50,000	57,261
6.00%, 1/15/2037	225,000	280,923
Baker Hughes, Inc. 5.13%, 9/15/2040	200,000	241,014
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	100,000	120,882
6.25%, 3/15/2038	230,000	294,961
7.20%, 1/15/2032	100,000	136,219
Cenovus Energy, Inc. 6.75%, 11/15/2039	200,000	271,427
CenterPoint Energy Resources Corp. 5.85%, 1/15/2041	35,000	43,862
Conoco Funding Co. 7.25%, 10/15/2031	165,000	243,038
Conoco, Inc. 6.95%, 4/15/2029	165,000	227,032
ConocoPhillips 6.50%, 2/1/2039	475,000	665,559
Devon Energy Corp.:
4.75%, 5/15/2042	150,000	159,895
5.60%, 7/15/2041	200,000	235,685
7.95%, 4/15/2032	200,000	293,109
Devon Financing Corp. ULC 7.88%, 9/30/2031	65,000	94,195
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	100,000	140,472
Enbridge Energy Partners LP, Series B 7.50%, 4/15/2038	100,000	128,333
EnCana Corp.:
6.50%, 8/15/2034	350,000	433,477
6.50%, 2/1/2038 (b)	50,000	63,032
6.63%, 8/15/2037	150,000	190,652
Energy Transfer Partners LP:
6.05%, 6/1/2041	75,000	85,670
6.50%, 2/1/2042	230,000	277,109
6.63%, 10/15/2036	50,000	59,453
Enterprise Products Operating LLC:
4.45%, 2/15/2043 (b)	200,000	200,763
6.13%, 10/15/2039	350,000	426,957
6.65%, 10/15/2034	100,000	126,778
7.55%, 4/15/2038	115,000	158,342
EOG Resources, Inc. 2.63%, 3/15/2023	200,000	200,853
Hess Corp.:
5.60%, 2/15/2041	100,000	116,621
6.00%, 1/15/2040	50,000	60,798
7.13%, 3/15/2033	100,000	133,678
7.30%, 8/15/2031	165,000	221,655
7.88%, 10/1/2029	100,000	139,012
Husky Energy, Inc. 6.80%, 9/15/2037	50,000	65,986
Kerr-McGee Corp.:
6.95%, 7/1/2024	100,000	125,957
7.88%, 9/15/2031	150,000	198,116
Kinder Morgan Energy Partners LP:
3.45%, 2/15/2023	100,000	102,607
5.63%, 9/1/2041	100,000	114,021
6.38%, 3/1/2041	150,000	186,092
6.95%, 1/15/2038	225,000	292,032
7.40%, 3/15/2031	300,000	390,636
Marathon Oil Corp.:
6.60%, 10/1/2037	50,000	66,698
6.80%, 3/15/2032	150,000	198,052
Marathon Petroleum Corp. 6.50%, 3/1/2041	150,000	188,096
Nexen, Inc.:
5.88%, 3/10/2035	350,000	427,361
7.50%, 7/30/2039	165,000	240,733
Noble Energy, Inc. 6.00%, 3/1/2041	200,000	241,193
Noble Holding International, Ltd.:
5.25%, 3/15/2042	150,000	158,665
6.05%, 3/1/2041	50,000	58,504
Occidental Petroleum Corp. 2.70%, 2/15/2023	125,000	127,254
ONEOK Partners LP:
6.13%, 2/1/2041 (b)	50,000	60,274
6.85%, 10/15/2037	100,000	126,506
Petro-Canada:
5.35%, 7/15/2033	100,000	113,834
6.80%, 5/15/2038	320,000	438,103
Phillips 66 5.88%, 5/1/2042 (a)	150,000	181,263
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/2023	100,000	98,982
4.30%, 1/31/2043	100,000	99,213
5.15%, 6/1/2042 (b)	100,000	111,733
6.65%, 1/15/2037	50,000	64,584
Shell International Finance BV:
3.63%, 8/21/2042	150,000	148,876
5.50%, 3/25/2040 (b)	150,000	193,129
6.38%, 12/15/2038	290,000	409,110
Southern Natural Gas Co. 8.00%, 3/1/2032	15,000	21,506
Suncor Energy, Inc. 6.85%, 6/1/2039	200,000	276,613
Talisman Energy, Inc.:
5.50%, 5/15/2042	200,000	224,076
6.25%, 2/1/2038	100,000	120,077

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Tennessee Gas Pipeline Co. 7.00%, 3/15/2027	$100,000	$134,252
Texas Eastern Transmission LP 7.00%, 7/15/2032	100,000	135,823
Tosco Corp.:
7.80%, 1/1/2027	150,000	217,828
8.13%, 2/15/2030	150,000	219,567
Total Capital International SA 2.70%, 1/25/2023	150,000	152,830
TransCanada Pipelines, Ltd.:
5.85%, 3/15/2036	100,000	126,795
6.10%, 6/1/2040	100,000	132,814
6.20%, 10/15/2037	220,000	291,609
7.63%, 1/15/2039	165,000	248,142
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	22,000	22,631
5.40%, 8/15/2041	50,000	58,681
Transocean, Inc.:
6.80%, 3/15/2038	100,000	121,895
7.35%, 12/15/2041	100,000	131,505
7.50%, 4/15/2031	130,000	161,872
Valero Energy Corp.:
7.50%, 4/15/2032	225,000	291,547
10.50%, 3/15/2039	100,000	159,496
Williams Cos., Inc. 8.75%, 3/15/2032	200,000	277,165
Williams Partners LP 6.30%, 4/15/2040	200,000	242,687

		16,397,101

PAPER & FOREST PRODUCTS — 0.4%
Georgia-Pacific LLC 8.88%, 5/15/2031	200,000	301,111
International Paper Co.:
6.00%, 11/15/2041	100,000	119,944
8.70%, 6/15/2038	50,000	74,765

		495,820

PERSONAL PRODUCTS — 0.1%
The Estee Lauder Cos., Inc.:
3.70%, 8/15/2042 (b)	50,000	48,026
6.00%, 5/15/2037	100,000	129,533

		177,559

PHARMACEUTICALS — 4.7%
Abbott Laboratories:
5.30%, 5/27/2040	50,000	63,942
6.00%, 4/1/2039	175,000	235,861
AbbVie, Inc. 4.40%, 11/6/2042 (a)	250,000	263,881
AstraZeneca PLC:
4.00%, 9/18/2042	100,000	101,278
6.45%, 9/15/2037	400,000	543,091
Bristol-Myers Squibb Co.:
3.25%, 8/1/2042 (b)	71,000	65,566
5.88%, 11/15/2036	224,000	291,213
Eli Lilly & Co.:
5.50%, 3/15/2027	165,000	208,106
5.95%, 11/15/2037	100,000	131,555
Express Scripts Holding Co. 6.13%, 11/15/2041 (a)(b)	175,000	224,874
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	480,000	662,882
Hospira, Inc. 5.60%, 9/15/2040	100,000	106,187
Johnson & Johnson:
4.50%, 9/1/2040	150,000	174,200
5.95%, 8/15/2037	75,000	102,914
6.73%, 11/15/2023	250,000	345,023
Merck & Co, Inc.:
5.85%, 6/30/2039	100,000	133,512
5.95%, 12/1/2028	100,000	129,031
6.30%, 1/1/2026	150,000	200,142
6.50%, 12/1/2033	200,000	285,591
6.55%, 9/15/2037	200,000	288,584
Pfizer, Inc. 7.20%, 3/15/2039	210,000	321,864
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	100,000	131,181
Wyeth:
5.95%, 4/1/2037	250,000	331,001
6.45%, 2/1/2024	125,000	166,843
6.50%, 2/1/2034	325,000	441,313

		5,949,635

REAL ESTATE INVESTMENT TRUSTS — 0.4%
Boston Properties LP 3.85%, 2/1/2023	200,000	210,947
HCP, Inc. 6.75%, 2/1/2041	100,000	126,448
Health Care REIT, Inc. 6.50%, 3/15/2041	86,000	99,145
Simon Property Group LP 6.75%, 2/1/2040	65,000	89,218

		525,758

ROAD & RAIL — 2.3%
Burlington Northern Santa Fe LLC:
4.38%, 9/1/2042	100,000	104,224
4.40%, 3/15/2042	75,000	78,428
5.40%, 6/1/2041	150,000	178,685
5.75%, 5/1/2040	150,000	186,459
6.15%, 5/1/2037	100,000	129,963
7.95%, 8/15/2030	50,000	69,497
Canadian National Railway Co.:
6.38%, 11/15/2037	100,000	141,668
6.90%, 7/15/2028	95,000	129,638
Canadian Pacific Railway Co. 4.45%, 3/15/2023	100,000	110,834
Canadian Pacific Railway, Ltd. 5.75%, 1/15/2042	100,000	121,513
Con-way, Inc. 6.70%, 5/1/2034	50,000	53,383
CSX Corp.:
4.10%, 3/15/2044	111,000	108,577
4.40%, 3/1/2043	200,000	202,434
4.75%, 5/30/2042	115,000	123,057
6.22%, 4/30/2040	120,000	152,791

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Norfolk Southern Corp.:
2.90%, 2/15/2023 (a)	$347,000	$348,694
4.84%, 10/1/2041	250,000	282,007
6.00%, 3/15/2105	100,000	122,760
Union Pacific Corp.:
2.95%, 1/15/2023	50,000	51,300
4.30%, 6/15/2042	50,000	52,766
5.78%, 7/15/2040	200,000	250,274

		2,998,952

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Applied Materials, Inc. 5.85%, 6/15/2041	100,000	122,904
Intel Corp.:
4.00%, 12/15/2032	100,000	100,046
4.25%, 12/15/2042	100,000	101,937
4.80%, 10/1/2041	164,000	178,118

		503,005

SOFTWARE — 1.0%
Microsoft Corp.:
4.50%, 10/1/2040	300,000	336,553
5.20%, 6/1/2039	100,000	122,704
Oracle Corp.:
5.38%, 7/15/2040	350,000	434,860
6.13%, 7/8/2039	305,000	408,729

		1,302,846

SPECIALTY RETAIL — 1.1%
Lowe’s Cos., Inc.:
4.65%, 4/15/2042	100,000	109,661
5.80%, 10/15/2036	150,000	187,800
5.80%, 4/15/2040	100,000	127,244
6.65%, 9/15/2037	150,000	205,393
The Home Depot, Inc.:
5.40%, 9/15/2040	100,000	124,743
5.88%, 12/16/2036	265,000	344,697
5.95%, 4/1/2041	225,000	304,654

		1,404,192

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
V.F. Corp. 6.45%, 11/1/2037	100,000	135,880

TOBACCO — 1.2%
Altria Group, Inc.:
4.25%, 8/9/2042	150,000	145,650
9.95%, 11/10/2038	165,000	271,417
10.20%, 2/6/2039	200,000	336,558
Lorillard Tobacco Co. 8.13%, 5/1/2040	50,000	66,891
Philip Morris International, Inc.:
4.38%, 11/15/2041	100,000	105,035
4.50%, 3/20/2042	150,000	160,783
6.38%, 5/16/2038	300,000	405,466
Reynolds American, Inc. 4.75%, 11/1/2042	100,000	101,170

		1,592,970

WIRELESS TELECOMMUNICATION SERVICES — 6.2%
Alltel Corp. 7.88%, 7/1/2032	100,000	155,278
America Movil SAB de CV:
4.38%, 7/16/2042 (b)	250,000	261,423
6.13%, 3/30/2040	200,000	263,038
6.38%, 3/1/2035	140,000	184,207
AT&T Corp. 8.00%, 11/15/2031	419,000	630,324
AT&T, Inc.:
4.30%, 12/15/2042 (a)	242,000	245,004
4.35%, 6/15/2045 (a)	348,000	349,415
5.35%, 9/1/2040	720,000	830,494
6.15%, 9/15/2034	400,000	489,133
6.30%, 1/15/2038	265,000	334,971
6.55%, 2/15/2039	250,000	327,030
BellSouth Telecommunications, Inc. 6.38%, 6/1/2028	200,000	237,012
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	430,000	644,124
9.25%, 6/1/2032	50,000	79,848
Embarq Corp. 8.00%, 6/1/2036	350,000	386,481
France Telecom SA 8.50%, 3/1/2031	450,000	669,800
Koninklijke KPN NV 8.38%, 10/1/2030	100,000	130,591
Telecom Italia Capital SA:
6.38%, 11/15/2033	250,000	250,000
7.20%, 7/18/2036	150,000	157,125
7.72%, 6/4/2038	150,000	162,487
Telefonica Emisiones SAU 7.05%, 6/20/2036	200,000	215,750
Telefonica Europe BV 8.25%, 9/15/2030	195,000	227,419
US Cellular Corp. 6.70%, 12/15/2033	100,000	103,708
Vodafone Group PLC:
6.15%, 2/27/2037	215,000	283,088
6.25%, 11/30/2032	200,000	255,690

		7,873,440

TOTAL CORPORATE BONDS & NOTES —
(Cost $118,401,006)		125,751,421

	Shares
SHORT TERM INVESTMENTS — 3.4%
MONEY MARKET FUNDS — 3.4%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	3,537,560	3,537,560

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value
State Street Institutional Liquid Reserves Fund 0.17% (f)(g)	821,941	$821,941

TOTAL SHORT TERM INVESTMENTS — (h)
(Cost $4,359,501)		4,359,501

TOTAL INVESTMENTS — 101.6% (i)
(Cost $122,760,507)		130,110,922
OTHER ASSETS & LIABILITIES — (1.6)%		(2,093,418)

NET ASSETS — 100.0%		$128,017,504

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.7% of net assets as of December 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(d)	Variable rate security. Rate shown is rate in effect at December 31, 2012. Maturity date disclosed is the ultimate maturity.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs. (Note 2)
(i)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust
ULC = Unlimited Liability Corporation

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.7%
AEROSPACE & DEFENSE — 2.1%
Embraer Overseas, Ltd. 6.38%, 1/15/2020	$125,000	$144,972
Exelis, Inc. 5.55%, 10/1/2021	50,000	54,336
Honeywell International, Inc. 4.25%, 3/1/2021	50,000	58,449
L-3 Communications Corp.:
3.95%, 11/15/2016	25,000	27,083
4.75%, 7/15/2020	25,000	27,973
Lockheed Martin Corp. 2.13%, 9/15/2016	50,000	51,825
Northrop Grumman Corp. 1.85%, 11/15/2015	50,000	51,197
Raytheon Co.:
3.13%, 10/15/2020	50,000	53,304
4.88%, 10/15/2040	15,000	16,980
Textron, Inc. 6.20%, 3/15/2015	60,000	65,678
The Boeing Co. 5.88%, 2/15/2040	20,000	27,084
United Technologies Corp. 6.13%, 7/15/2038	25,000	33,080

		611,961

AIR FREIGHT & LOGISTICS — 0.5%
FedEx Corp. 2.63%, 8/1/2022	75,000	74,546
GATX Corp. 8.75%, 5/15/2014	50,000	55,119
United Parcel Service, Inc. 4.88%, 11/15/2040	25,000	28,955

		158,620

AIRLINES — 0.2%
Continental Airlines, Inc. 5.98%, 10/19/2023	44,730	49,985

AUTO COMPONENTS — 0.4%
BorgWarner, Inc. 4.63%, 9/15/2020	50,000	54,840
Johnson Controls, Inc. 4.25%, 3/1/2021	50,000	54,697

		109,537

AUTOMOBILES — 0.5%
Daimler Finance North America LLC:
6.50%, 11/15/2013	50,000	52,487
8.50%, 1/18/2031	25,000	38,605
PACCAR Financial Corp. 1.55%, 9/29/2014	50,000	50,777

		141,869

BEVERAGES — 2.0%
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 3/26/2013	50,000	50,231
8.00%, 11/15/2039	50,000	81,270
Beam, Inc. 5.88%, 1/15/2036	25,000	29,592
Brown-Forman Corp. 5.00%, 2/1/2014	50,000	52,287
Coca-Cola Enterprises, Inc. 2.13%, 9/15/2015	50,000	51,562
Coca-Cola HBC Finance BV 5.50%, 9/17/2015	125,000	135,613
Diageo Capital PLC 5.20%, 1/30/2013	25,000	25,092
Dr Pepper Snapple Group, Inc. 2.90%, 1/15/2016	50,000	52,811
PepsiCo, Inc. 3.13%, 11/1/2020	50,000	53,882
The Coca-Cola Co. 4.88%, 3/15/2019	50,000	59,320

		591,660

BIOTECHNOLOGY — 1.1%
Amgen, Inc. 6.38%, 6/1/2037	25,000	31,569
Biogen Idec, Inc. 6.88%, 3/1/2018	25,000	30,861
Celgene Corp. 3.95%, 10/15/2020	50,000	54,190
Genentech, Inc. 4.75%, 7/15/2015	35,000	38,465
Genzyme Corp. 3.63%, 6/15/2015	50,000	53,425
Gilead Sciences, Inc. 4.50%, 4/1/2021	50,000	56,640
Life Technologies Corp. 4.40%, 3/1/2015	50,000	53,331

		318,481

BUILDING MATERIALS — 0.2%
CRH America, Inc. 6.00%, 9/30/2016	50,000	56,189

BUILDING PRODUCTS — 0.4%
Martin Marietta Materials, Inc. 6.60%, 4/15/2018	75,000	82,828
Owens Corning 7.00%, 12/1/2036	25,000	27,721

		110,549

CAPITAL MARKETS — 2.2%
Ameriprise Financial, Inc. 7.30%, 6/28/2019	25,000	32,068
BlackRock, Inc. 3.50%, 12/10/2014	60,000	63,351
Janus Capital Group, Inc. 6.70%, 6/15/2017	25,000	28,476
Jefferies Group, Inc. 3.88%, 11/9/2015	50,000	51,625
Morgan Stanley:
5.45%, 1/9/2017	100,000	110,952
6.25%, 8/9/2026	25,000	29,007
Raymond James Financial, Inc. 8.60%, 8/15/2019	50,000	63,043
TD Ameritrade Holding Corp. 4.15%, 12/1/2014	50,000	53,128
The Bank of New York Mellon Corp.:
4.30%, 5/15/2014	55,000	57,813
5.45%, 5/15/2019	65,000	77,295

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

The Goldman Sachs Group, Inc.:
5.50%, 11/15/2014	$25,000	$26,958
6.00%, 5/1/2014	50,000	53,197

		646,913

CHEMICALS — 3.7%
Agrium, Inc. 6.13%, 1/15/2041	25,000	30,311
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	15,000	15,534
4.38%, 8/21/2019	50,000	57,291
Airgas, Inc. 3.25%, 10/1/2015	100,000	105,492
E.I. du Pont de Nemours & Co. 6.00%, 7/15/2018	50,000	61,806
Eastman Chemical Co. 3.00%, 12/15/2015	25,000	26,323
Ecolab, Inc. 5.50%, 12/8/2041	50,000	59,911
FMC Corp. 3.95%, 2/1/2022	50,000	52,799
ICI Wilmington, Inc. 5.63%, 12/1/2013	42,000	43,707
Monsanto Co. 2.75%, 4/15/2016	25,000	26,423
Potash Corp. of Saskatchewan, Inc. 4.88%, 3/30/2020	50,000	58,124
PPG Industries, Inc. 5.75%, 3/15/2013	50,000	50,518
Praxair, Inc. 5.25%, 11/15/2014	50,000	54,339
RPM International, Inc.:
3.45%, 11/15/2022	50,000	49,309
6.13%, 10/15/2019	25,000	29,070
Sigma-Aldrich Corp. 3.38%, 11/1/2020	50,000	53,552
Syngenta Finance NV 3.13%, 3/28/2022	50,000	52,450
The Dow Chemical Co. 7.38%, 11/1/2029	50,000	66,507
The Mosaic Co.:
3.75%, 11/15/2021	25,000	26,578
4.88%, 11/15/2041	25,000	27,357
The Sherwin-Williams Co.:
1.35%, 12/15/2017	100,000	100,016
3.13%, 12/15/2014	50,000	52,348

		1,099,765

COMMERCIAL BANKS — 5.8%
Abbey National Treasury Services PLC 4.00%, 4/27/2016	50,000	52,675
American Express Bank FSB 6.00%, 9/13/2017	25,000	30,129
Associated Banc-Corp. 5.13%, 3/28/2016	85,000	92,635
Bank of Montreal 2.13%, 6/28/2013	50,000	50,424
Bank of Nova Scotia 3.40%, 1/22/2015	50,000	52,593
BB&T Corp. 3.20%, 3/15/2016	50,000	53,190
BB&T Corp., Series C 2.15%, 3/22/2017	50,000	51,879
BBVA US Senior SAU 3.25%, 5/16/2014	50,000	49,997
BNP Paribas 5.00%, 1/15/2021	50,000	56,157
Canadian Imperial Bank of Commerce/Canada 1.45%, 9/13/2013	60,000	60,457
Credit Suisse of New York, NY 5.00%, 5/15/2013	50,000	50,823
Deutsche Bank AG 4.88%, 5/20/2013	50,000	50,868
Discover Bank/Greenwood DE 7.00%, 4/15/2020	50,000	62,016
First Horizon National Corp. 5.38%, 12/15/2015	95,000	104,006
KeyCorp:
5.10%, 3/24/2021	50,000	58,212
6.50%, 5/14/2013	75,000	76,610
PNC Funding Corp.:
2.70%, 9/19/2016	100,000	105,439
3.63%, 2/8/2015	20,000	21,175
Regions Financial Corp. 5.75%, 6/15/2015	75,000	81,000
Royal Bank of Canada 1.13%, 1/15/2014	50,000	50,270
Royal Bank of Scotland Group PLC 6.40%, 10/21/2019	75,000	88,329
SVB Financial Group 5.38%, 9/15/2020	50,000	55,934
The Toronto-Dominion Bank 2.38%, 10/19/2016	50,000	52,239
UnionBanCal Corp. 3.50%, 6/18/2022	50,000	52,269
US Bancorp 4.20%, 5/15/2014	50,000	52,525
Wells Fargo & Co. 5.63%, 12/11/2017	50,000	59,749
Westpac Banking Corp.:
2.10%, 8/2/2013	75,000	75,723
3.00%, 8/4/2015	25,000	26,307
Zions Bancorporation 7.75%, 9/23/2014	25,000	27,500

		1,701,130

COMMERCIAL SERVICES & SUPPLIES — 1.1%
Avery Dennison Corp. 5.38%, 4/15/2020	35,000	38,603
Pitney Bowes, Inc. 4.88%, 8/15/2014	25,000	25,957
Republic Services, Inc.:
3.80%, 5/15/2018	50,000	55,053
5.25%, 11/15/2021	20,000	23,572
The ADT Corp. 2.25%, 7/15/2017 (a)	50,000	49,220
The Western Union Co.:
2.88%, 12/10/2017	100,000	99,354

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

5.25%, 4/1/2020	$25,000	$27,204

		318,963

COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc. 5.90%, 2/15/2039	25,000	32,046
Harris Corp. 5.00%, 10/1/2015	50,000	54,906
Juniper Networks, Inc. 4.60%, 3/15/2021	50,000	53,168
Motorola Solutions, Inc. 6.00%, 11/15/2017	50,000	58,690

		198,810

COMPUTERS & PERIPHERALS — 0.5%
Dell, Inc. 5.40%, 9/10/2040	25,000	26,194
Hewlett-Packard Co.:
3.00%, 9/15/2016	50,000	49,970
4.75%, 6/2/2014	25,000	25,902
Lexmark International, Inc. 5.90%, 6/1/2013	50,000	50,789

		152,855

CONSTRUCTION & ENGINEERING — 0.4%
ABB Finance USA, Inc. 4.38%, 5/8/2042	50,000	53,885
Fluor Corp. 3.38%, 9/15/2021	50,000	53,294

		107,179

CONSUMER FINANCE — 0.3%
SLM Corp.:
5.00%, 4/15/2015	25,000	26,250
8.00%, 3/25/2020	50,000	57,000

		83,250

CONTAINERS & PACKAGING — 0.5%
Bemis Co., Inc. 4.50%, 10/15/2021	50,000	53,484
Packaging Corp. of America 3.90%, 6/15/2022	50,000	51,377
Sonoco Products Co. 5.75%, 11/1/2040	40,000	44,272

		149,133

DIVERSIFIED FINANCIAL SERVICES — 4.9%
Allstate Life Global Funding Trusts 5.38%, 4/30/2013	50,000	50,828
Alterra Finance LLC 6.25%, 9/30/2020	50,000	57,259
American Express Credit Corp. 1.75%, 6/12/2015	50,000	50,962
AXA Financial, Inc. 7.00%, 4/1/2028	35,000	41,670
Bank of America Corp. 3.88%, 3/22/2017	125,000	135,416
Boeing Capital Corp. 2.90%, 8/15/2018	15,000	16,099
BP Capital Markets PLC 3.13%, 10/1/2015	50,000	53,081
Capital One Financial Corp.:
4.75%, 7/15/2021	50,000	57,576
6.75%, 9/15/2017	17,000	20,723
Citigroup, Inc.:
3.95%, 6/15/2016	50,000	53,649
5.50%, 10/15/2014	60,000	64,382
CME Group, Inc. 5.40%, 8/1/2013	50,000	51,425
Ford Motor Credit Co. LLC 4.25%, 9/20/2022	200,000	210,457
General Electric Capital Corp. 3.50%, 6/29/2015	50,000	53,069
JPMorgan Chase & Co.:
4.75%, 5/1/2013	25,000	25,361
5.50%, 10/15/2040	25,000	30,409
Lazard Group LLC 6.85%, 6/15/2017	95,000	109,647
Moody’s Corp. 5.50%, 9/1/2020	50,000	56,610
Nomura Holdings, Inc. 5.00%, 3/4/2015	50,000	52,898
ORIX Corp. 5.00%, 1/12/2016	60,000	65,052
The Charles Schwab Corp. 3.23%, 9/1/2022 (a)	50,000	50,949
The Nasdaq OMX Group, Inc. 5.25%, 1/16/2018	30,000	32,527
Toyota Motor Credit Corp. 1.38%, 8/12/2013	50,000	50,298
UBS AG of Stamford, CT 2.25%, 8/12/2013	50,000	50,478

		1,440,825

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
British Telecommunications PLC 5.15%, 1/15/2013	50,000	50,069
CenturyLink, Inc. 6.45%, 6/15/2021	50,000	54,420
Verizon New York, Inc., Series A 7.38%, 4/1/2032	50,000	66,613

		171,102

ELECTRIC UTILITIES — 5.0%
Appalachian Power Co. 5.80%, 10/1/2035	25,000	29,890
Arizona Public Service Co. 8.75%, 3/1/2019	50,000	66,249
Consolidated Edison Co. of New York, Inc. 5.38%, 12/15/2015	50,000	56,743
Constellation Energy Group, Inc. 5.15%, 12/1/2020	50,000	56,958
Duke Energy Carolinas LLC 6.10%, 6/1/2037	25,000	31,423
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	25,000	29,607
Entergy Louisiana LLC 1.88%, 12/15/2014	15,000	15,341
Exelon Generation Co. LLC 6.20%, 10/1/2017	50,000	59,179

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Florida Power & Light Co. 4.13%, 2/1/2042	$25,000	$26,424
Georgia Power Co. 5.65%, 3/1/2037	25,000	30,570
Great Plains Energy, Inc. 4.85%, 6/1/2021	25,000	27,385
Kentucky Utilities Co. 5.13%, 11/1/2040	25,000	30,231
Nevada Power Co. 6.65%, 4/1/2036	100,000	134,742
NextEra Energy Capital Holdings, Inc. 2.55%, 11/15/2013	50,000	50,790
Nisource Finance Corp. 5.95%, 6/15/2041	25,000	28,682
Oklahoma Gas & Electric Co. 5.25%, 5/15/2041	25,000	29,625
Pacific Gas & Electric Co. 5.80%, 3/1/2037	35,000	43,286
Potomac Electric Power Co. 7.90%, 12/15/2038	35,000	56,310
Progress Energy, Inc. 4.40%, 1/15/2021	50,000	55,761
Public Service Electric & Gas Co.:
0.85%, 8/15/2014	20,000	20,112
5.50%, 3/1/2040	15,000	19,068
Scottish Power, Ltd. 5.38%, 3/15/2015	25,000	26,642
South Carolina Electric & Gas Co. 6.05%, 1/15/2038	50,000	64,001
Southern California Edison Co. 3.88%, 6/1/2021	20,000	22,497
TECO Finance, Inc. 5.15%, 3/15/2020	50,000	58,338
The Cleveland Electric Illuminating Co. 5.70%, 4/1/2017	50,000	57,354
The Dayton Power & Light Co. 5.13%, 10/1/2013	100,000	103,303
The Detroit Edison Co. 5.60%, 6/15/2018	50,000	60,651
UIL Holdings Corp. 4.63%, 10/1/2020	34,000	36,463
Westar Energy, Inc. 4.13%, 3/1/2042	50,000	51,273
Wisconsin Electric Power Co. 5.70%, 12/1/2036	25,000	32,064
Wisconsin Power & Light Co. 5.00%, 7/15/2019	50,000	59,499

		1,470,461

ELECTRICAL EQUIPMENT — 0.8%
Emerson Electric Co. 4.25%, 11/15/2020	50,000	57,188
Hubbell, Inc. 3.63%, 11/15/2022	100,000	107,098
Roper Industries, Inc. 6.25%, 9/1/2019	50,000	59,861

		224,147

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Agilent Technologies, Inc. 6.50%, 11/1/2017	50,000	60,401
Amphenol Corp. 4.00%, 2/1/2022	35,000	36,464
Arrow Electronics, Inc. 3.38%, 11/1/2015	50,000	51,950
Avnet, Inc. 6.63%, 9/15/2016	50,000	56,465
Corning, Inc. 5.75%, 8/15/2040	30,000	35,487

		240,767

ENERGY EQUIPMENT & SERVICES — 0.4%
Cameron International Corp. 5.95%, 6/1/2041	25,000	30,889
Halliburton Co. 6.70%, 9/15/2038	25,000	34,883
Nabors Industries, Inc. 9.25%, 1/15/2019	50,000	66,339

		132,111

FOOD & STAPLES RETAILING — 0.9%
Costco Wholesale Corp. 5.50%, 3/15/2017	25,000	29,467
CVS Caremark Corp. 6.13%, 8/15/2016	20,000	23,507
Safeway, Inc. 6.25%, 3/15/2014	50,000	52,855
Sysco Corp. 6.63%, 3/17/2039	25,000	36,244
The Kroger Co. 6.15%, 1/15/2020	50,000	61,001
Wal-Mart Stores, Inc. 6.20%, 4/15/2038	20,000	27,050
Walgreen Co. 4.88%, 8/1/2013	25,000	25,617

		255,741

FOOD PRODUCTS — 2.6%
Bunge Ltd. Finance Corp. 5.35%, 4/15/2014	50,000	52,531
Campbell Soup Co. 4.25%, 4/15/2021	25,000	28,262
ConAgra Foods, Inc. 7.00%, 4/15/2019	50,000	61,231
Corn Products International, Inc. 4.63%, 11/1/2020	50,000	55,829
Delhaize Group SA 5.70%, 10/1/2040	25,000	23,269
General Mills, Inc. 5.70%, 2/15/2017	50,000	58,875
HJ Heinz Finance Co. 6.75%, 3/15/2032	27,000	34,242
Hormel Foods Corp. 4.13%, 4/15/2021	100,000	112,517
Kellogg Co. 4.15%, 11/15/2019	50,000	55,858

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Kraft Foods, Inc. 6.13%, 2/1/2018	$35,000	$42,575
Ralcorp Holdings, Inc. 6.63%, 8/15/2039	25,000	29,589
Sara Lee Corp. 2.75%, 9/15/2015	50,000	51,513
The Hershey Co. 4.13%, 12/1/2020	50,000	57,164
The JM Smucker Co. 3.50%, 10/15/2021	50,000	53,324
Unilever Capital Corp. 2.75%, 2/10/2016	50,000	52,803

		769,582

GAS UTILITIES — 1.2%
AGL Capital Corp. 5.25%, 8/15/2019	50,000	59,699
Atmos Energy Corp. 6.35%, 6/15/2017	50,000	60,134
Energen Corp. 4.63%, 9/1/2021	50,000	52,225
National Grid PLC 6.30%, 8/1/2016	25,000	29,079
Southern California Gas Co. 5.45%, 4/15/2018	35,000	41,971
Southwest Gas Corp. 3.88%, 4/1/2022	100,000	110,198

		353,306

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Baxter International, Inc. 6.25%, 12/1/2037	25,000	34,179
Becton Dickinson and Co. 3.25%, 11/12/2020	25,000	26,705
Boston Scientific Corp. 7.38%, 1/15/2040	35,000	48,058
C.R. Bard, Inc. 4.40%, 1/15/2021	25,000	28,349
CareFusion Corp. 6.38%, 8/1/2019	50,000	59,528
Covidien International Finance SA 4.20%, 6/15/2020	50,000	56,485
DENTSPLY International, Inc. 4.13%, 8/15/2021	50,000	52,633
Medtronic, Inc. 3.00%, 3/15/2015	25,000	26,244
St. Jude Medical, Inc. 2.50%, 1/15/2016	35,000	36,336
Stryker Corp. 2.00%, 9/30/2016	50,000	51,523
Zimmer Holdings, Inc. 5.75%, 11/30/2039	25,000	30,173

		450,213

HEALTH CARE PROVIDERS & SERVICES — 2.3%
Aetna, Inc.:
3.95%, 9/1/2020	50,000	54,857
6.63%, 6/15/2036	50,000	67,280
AmerisourceBergen Corp. 4.88%, 11/15/2019	50,000	58,150
Cardinal Health, Inc. 5.80%, 10/15/2016	50,000	58,157
Cigna Corp. 8.50%, 5/1/2019	50,000	66,271
Coventry Health Care, Inc. 6.30%, 8/15/2014	30,000	32,500
Express Scripts, Inc. 3.13%, 5/15/2016	20,000	21,121
Humana, Inc. 8.15%, 6/15/2038	25,000	35,679
Laboratory Corp. of America Holdings 4.63%, 11/15/2020	35,000	38,839
McKesson Corp. 4.75%, 3/1/2021	50,000	57,852
Quest Diagnostics, Inc. 6.40%, 7/1/2017	15,000	17,744
UnitedHealth Group, Inc. 3.88%, 10/15/2020	50,000	54,888
WellPoint, Inc. 3.13%, 5/15/2022	100,000	101,037

		664,375

HOTELS, RESTAURANTS & LEISURE — 1.6%
Darden Restaurants, Inc. 6.80%, 10/15/2037	25,000	29,840
Hyatt Hotels Corp. 5.38%, 8/15/2021	100,000	111,988
International Game Technology 5.50%, 6/15/2020	35,000	37,893
Marriott International, Inc. 6.38%, 6/15/2017	50,000	58,312
McDonald’s Corp. 5.35%, 3/1/2018	20,000	24,127
Starbucks Corp. 6.25%, 8/15/2017	35,000	41,507
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/2018	75,000	91,195
Wyndham Worldwide Corp. 4.25%, 3/1/2022	50,000	51,509
Yum! Brands, Inc. 3.88%, 11/1/2020	25,000	27,159

		473,530

HOUSEHOLD DURABLES — 0.7%
Newell Rubbermaid, Inc. 4.70%, 8/15/2020	50,000	55,763
NVR, Inc. 3.95%, 9/15/2022	89,000	91,498
Whirlpool Corp. 4.85%, 6/15/2021	50,000	53,590

		200,851

HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc. 3.35%, 12/15/2015	25,000	26,256
Colgate-Palmolive Co. 3.15%, 8/5/2015	25,000	26,604
Energizer Holdings, Inc. 4.70%, 5/19/2021	50,000	53,214

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Kimberly-Clark Corp. 6.25%, 7/15/2018	$25,000	$31,415
The Clorox Co. 3.80%, 11/15/2021	50,000	54,325
The Procter & Gamble Co. 1.80%, 11/15/2015	50,000	51,746
Tupperware Brands Corp. 4.75%, 6/1/2021	75,000	80,385

		323,945

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
TransAlta Corp. 6.65%, 5/15/2018	50,000	57,924

INDUSTRIAL CONGLOMERATES — 0.8%
3M Co. 1.38%, 9/29/2016	50,000	51,065
Cooper US, Inc. 2.38%, 1/15/2016	50,000	51,799
Koninklijke Philips Electronics NV 6.88%, 3/11/2038	25,000	34,002
Pentair Finance SA 5.00%, 5/15/2021 (a)	50,000	56,790
Tyco Electronics Group SA 4.88%, 1/15/2021	50,000	54,975

		248,631

INSURANCE — 8.1%
ACE INA Holdings, Inc. 2.60%, 11/23/2015	50,000	52,244
AEGON Funding Co. LLC 5.75%, 12/15/2020	35,000	40,514
Aflac, Inc. 6.45%, 8/15/2040	50,000	62,579
Alleghany Corp. 5.63%, 9/15/2020	50,000	55,877
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	25,000	29,478
American Financial Group, Inc. 9.88%, 6/15/2019	30,000	38,275
American International Group, Inc.:
5.05%, 10/1/2015	50,000	54,973
5.45%, 5/18/2017	35,000	40,092
6.40%, 12/15/2020	20,000	24,706
AON Corp. 3.13%, 5/27/2016	35,000	36,802
Assurant, Inc. 6.75%, 2/15/2034	50,000	55,565
Axis Capital Holdings, Ltd. 5.75%, 12/1/2014	50,000	53,652
Cincinnati Financial Corp. 6.13%, 11/1/2034	50,000	56,866
CNA Financial Corp. 5.75%, 8/15/2021	25,000	29,364
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	50,000	57,146
Fidelity National Financial, Inc. 6.60%, 5/15/2017	30,000	33,847
Genworth Financial, Inc. 6.52%, 5/22/2018	100,000	107,500
Hartford Financial Services Group, Inc. 6.30%, 3/15/2018	50,000	59,577
HCC Insurance Holdings, Inc. 6.30%, 11/15/2019	50,000	58,327
Lincoln National Corp. 6.25%, 2/15/2020	25,000	29,791
Loews Corp. 6.00%, 2/1/2035	25,000	29,912
Manulife Financial Corp. 4.90%, 9/17/2020	120,000	133,430
Markel Corp. 7.13%, 9/30/2019	50,000	59,984
Marsh & McLennan Cos, Inc. 5.75%, 9/15/2015	24,000	26,862
Marsh & McLennan Cos., Inc. 4.80%, 7/15/2021	25,000	28,150
MetLife, Inc. 6.82%, 8/15/2018	100,000	125,695
PartnerRe, Ltd. 5.50%, 6/1/2020	50,000	55,800
Principal Financial Group, Inc. 8.88%, 5/15/2019	50,000	67,103
Protective Life Corp. 7.38%, 10/15/2019	50,000	60,282
Prudential Financial, Inc. 4.50%, 7/15/2013	50,000	50,997
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	50,000	58,615
Swiss Re Solutions Holding Corp. 6.45%, 3/1/2019	50,000	59,035
The Hanover Insurance Group, Inc. 6.38%, 6/15/2021	50,000	55,983
The Progressive Corp. 3.75%, 8/23/2021	50,000	54,558
Torchmark Corp. 9.25%, 6/15/2019	75,000	100,769
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	50,000	65,925
Travelers Property Casualty Corp. 6.38%, 3/15/2033	25,000	32,775
Unitrin, Inc. 6.00%, 5/15/2017	50,000	54,146
Unum Group 7.13%, 9/30/2016	50,000	58,973
Validus Holdings, Ltd. 8.88%, 1/26/2040	25,000	33,203
W.R. Berkley Corp. 6.25%, 2/15/2037	50,000	57,343
Willis North America, Inc. 7.00%, 9/29/2019	50,000	58,636
XL Group PLC 6.38%, 11/15/2024	50,000	59,324

		2,364,675

INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc. 5.95%, 8/15/2020	35,000	38,850

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

IT SERVICES — 0.5%
Fiserv, Inc. 3.13%, 6/15/2016	$35,000	$36,647
International Business Machines Corp. 5.70%, 9/14/2017	50,000	60,342
SAIC, Inc. 4.45%, 12/1/2020	50,000	54,054

		151,043

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc. 6.35%, 3/15/2040	50,000	61,466
Mattel, Inc. 6.20%, 10/1/2040	10,000	12,175

		73,641

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	25,000	26,309
Thermo Fisher Scientific, Inc. 2.25%, 8/15/2016	50,000	51,681

		77,990

MACHINERY — 3.1%
Caterpillar, Inc. 3.90%, 5/27/2021	50,000	55,690
Cummins, Inc. 7.13%, 3/1/2028	25,000	33,387
Danaher Corp. 5.40%, 3/1/2019	50,000	59,665
Deere & Co. 5.38%, 10/16/2029	25,000	31,733
Dover Corp. 5.38%, 3/1/2041	35,000	44,246
Eaton Corp. 6.95%, 3/20/2019	50,000	63,410
Harsco Corp. 2.70%, 10/15/2015	50,000	50,465
IDEX Corp. 4.50%, 12/15/2020	50,000	53,277
Illinois Tool Works, Inc. 4.88%, 9/15/2041	25,000	29,258
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	35,000	42,744
Joy Global, Inc. 5.13%, 10/15/2021	20,000	22,046
Kennametal, Inc.:
2.65%, 11/1/2019	50,000	49,795
3.88%, 2/15/2022	50,000	52,260
Parker Hannifin Corp. 6.25%, 5/15/2038	25,000	33,783
Snap-On, Inc. 6.13%, 9/1/2021	25,000	29,978
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	35,000	40,525
Timken Co. 6.00%, 9/15/2014	50,000	52,642
Valmont Industries, Inc. 6.63%, 4/20/2020	25,000	29,558
Xylem, Inc. 3.55%, 9/20/2016	115,000	122,478

		896,940

MEDIA — 3.1%
CBS Corp. 7.88%, 7/30/2030	75,000	102,430
Comcast Cable Communications LLC 7.13%, 6/15/2013	25,000	25,735
Comcast Corp. 4.65%, 7/15/2042	50,000	52,682
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.20%, 3/15/2020	25,000	28,028
6.38%, 3/1/2041	25,000	29,002
Discovery Communications LLC 5.63%, 8/15/2019	35,000	41,643
Grupo Televisa SAB 8.50%, 3/11/2032	50,000	71,640
NBCUniversal Media LLC 5.15%, 4/30/2020	25,000	29,326
News America, Inc. 6.20%, 12/15/2034	50,000	60,384
Omnicom Group, Inc. 6.25%, 7/15/2019	50,000	61,256
The Interpublic Group of Cos., Inc. 4.00%, 3/15/2022	50,000	50,975
The Mcgraw-Hill Cos., Inc. 6.55%, 11/15/2037	25,000	28,996
The Walt Disney Co. 2.75%, 8/16/2021	25,000	25,881
Time Warner Cable, Inc. 6.55%, 5/1/2037	50,000	61,431
Time Warner, Inc. 4.70%, 1/15/2021	50,000	56,615
Viacom, Inc.:
1.25%, 2/27/2015	50,000	50,370
4.25%, 9/15/2015	25,000	27,197
Virgin Media Secured Finance PLC 5.25%, 1/15/2021	50,000	57,608
WPP Finance UK 8.00%, 9/15/2014	50,000	55,359

		916,558

METALS & MINING — 2.9%
Alcoa, Inc.:
5.40%, 4/15/2021	75,000	77,229
5.95%, 2/1/2037	50,000	47,390
Allegheny Technologies, Inc. 9.38%, 6/1/2019	50,000	63,461
AngloGold Ashanti Holdings PLC 5.38%, 4/15/2020	50,000	50,986
Barrick North America Finance LLC 6.80%, 9/15/2018	50,000	61,914
BHP Billiton Finance USA, Ltd. 6.50%, 4/1/2019	35,000	44,570
Cliffs Natural Resources, Inc. 4.80%, 10/1/2020	50,000	49,370
Freeport-McMoRan Copper & Gold, Inc. 3.55%, 3/1/2022	50,000	49,431

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Newmont Mining Corp. 5.88%, 4/1/2035	$25,000	$28,661
Nucor Corp. 6.40%, 12/1/2037	75,000	102,834
Rio Tinto Finance USA, Ltd. 8.95%, 5/1/2014	50,000	55,391
Southern Copper Corp. 7.50%, 7/27/2035	25,000	31,699
Teck Resources, Ltd. 4.75%, 1/15/2022	28,000	30,859
Vale Overseas, Ltd.:
4.38%, 1/11/2022	40,000	42,699
6.88%, 11/10/2039	25,000	31,551
Xstrata Canada Corp.:
5.38%, 6/1/2015	50,000	54,515
6.20%, 6/15/2035	25,000	26,160

		848,720

MULTI-UTILITIES — 1.6%
American Water Capital Corp. 6.09%, 10/15/2017	35,000	41,468
CenterPoint Energy Resources Corp. 7.88%, 4/1/2013	35,000	35,593
Dominion Resources, Inc. 5.60%, 11/15/2016	50,000	58,368
Integrys Energy Group, Inc. 4.17%, 11/1/2020	50,000	56,296
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	50,000	63,269
NSTAR 4.50%, 11/15/2019	25,000	28,739
Sempra Energy 6.00%, 10/15/2039	25,000	31,596
United Utilities PLC 6.88%, 8/15/2028	50,000	60,221
Veolia Environnement SA 6.75%, 6/1/2038	25,000	29,727
Xcel Energy, Inc. 4.70%, 5/15/2020	50,000	58,474

		463,751

MULTILINE RETAIL — 0.6%
Kohl’s Corp. 6.88%, 12/15/2037	25,000	31,740
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/2022	25,000	26,586
6.70%, 7/15/2034	25,000	30,279
Nordstrom, Inc. 4.00%, 10/15/2021	50,000	55,687
Target Corp. 7.00%, 1/15/2038	25,000	36,401

		180,693

OFFICE ELECTRONICS — 0.2%
Xerox Corp. 4.50%, 5/15/2021	45,000	47,249

OIL, GAS & CONSUMABLE FUELS — 10.5%
Alberta Energy Co., Ltd. 7.38%, 11/1/2031	45,000	59,079
Anadarko Petroleum Corp. 5.95%, 9/15/2016	25,000	28,783
Apache Corp. 6.00%, 9/15/2013	25,000	25,950
Baker Hughes, Inc. 3.20%, 8/15/2021	50,000	53,303
Boardwalk Pipelines LP 5.88%, 11/15/2016	25,000	28,029
BP Capital Markets PLC 3.25%, 5/6/2022	50,000	52,461
Buckeye Partners LP 4.88%, 2/1/2021	50,000	51,438
Canadian Natural Resources, Ltd.:
5.15%, 2/1/2013	25,000	25,088
6.50%, 2/15/2037	100,000	130,367
Cenovus Energy, Inc. 6.75%, 11/15/2039	25,000	33,928
Chevron Corp. 4.95%, 3/3/2019	35,000	41,644
ConocoPhillips 4.60%, 1/15/2015	50,000	54,044
DCP Midstream Operating LP 3.25%, 10/1/2015	50,000	51,864
Devon Financing Corp. ULC 7.88%, 9/30/2031	25,000	36,229
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019	50,000	61,816
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	100,000	140,472
Enbridge Energy Partners LP 4.20%, 9/15/2021	100,000	106,616
Enbridge, Inc. 5.60%, 4/1/2017	50,000	57,415
Energy Transfer Partners LP 9.00%, 4/15/2019	25,000	32,704
Eni USA, Inc. 7.30%, 11/15/2027	35,000	47,346
Ensco PLC 4.70%, 3/15/2021	50,000	56,657
Enterprise Products Operating LLC, Series G 5.60%, 10/15/2014	35,000	38,009
EOG Resources, Inc. 4.40%, 6/1/2020	50,000	57,871
EQT Corp. 6.50%, 4/1/2018	50,000	58,661
Hess Corp. 7.88%, 10/1/2029	25,000	34,753
Husky Energy, Inc. 5.90%, 6/15/2014	25,000	26,765
Kinder Morgan Energy Partners LP 6.50%, 9/1/2039	35,000	43,547
Magellan Midstream Partners LP 6.55%, 7/15/2019	50,000	61,985
Marathon Petroleum Corp. 5.13%, 3/1/2021	50,000	58,643
Murphy Oil Corp. 7.05%, 5/1/2029	50,000	59,622

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Nexen, Inc. 6.40%, 5/15/2037	$30,000	$38,825
Noble Energy, Inc. 8.25%, 3/1/2019	25,000	32,920
Noble Holding International, Ltd. 4.63%, 3/1/2021	50,000	55,284
Northern Border Pipeline Co. 7.50%, 9/15/2021	25,000	31,594
Occidental Petroleum Corp. 4.10%, 2/1/2021	50,000	57,007
ONEOK Partners LP:
3.25%, 2/1/2016	30,000	31,565
6.13%, 2/1/2041	65,000	78,357
ONEOK, Inc. 5.20%, 6/15/2015	50,000	54,504
Panhandle Eastern Pipeline Co. LP 6.20%, 11/1/2017	25,000	29,895
Petro-Canada 6.05%, 5/15/2018	25,000	30,608
Pioneer Natural Resources Co. 3.95%, 7/15/2022	200,000	210,613
Plains All American Pipeline LP/PAA Finance Corp. 5.75%, 1/15/2020	50,000	60,260
Rowan Cos., Inc. 7.88%, 8/1/2019	35,000	43,706
Shell International Finance BV 4.30%, 9/22/2019	25,000	28,776
Southern Natural Gas Co. 8.00%, 3/1/2032	25,000	35,843
Spectra Energy Capital LLC:
4.60%, 6/15/2021	60,000	64,245
8.00%, 10/1/2019	50,000	65,359
Sunoco Logistics Partners Operations LP 4.65%, 2/15/2022	15,000	16,340
Talisman Energy, Inc. 5.85%, 2/1/2037	25,000	28,697
TC Pipelines LP 4.65%, 6/15/2021	50,000	53,603
The Williams Cos., Inc. 7.50%, 1/15/2031	50,000	62,497
Total Capital SA 4.25%, 12/15/2021	25,000	28,714
TransCanada Pipelines, Ltd. 6.20%, 10/15/2037	25,000	33,137
Valero Energy Corp.:
6.63%, 6/15/2037	25,000	30,792
9.38%, 3/15/2019	35,000	48,030
Weatherford International, Inc. 6.35%, 6/15/2017	50,000	57,461
Williams Partners LP 4.13%, 11/15/2020	75,000	81,259
XTO Energy, Inc. 6.25%, 8/1/2017	50,000	61,815

		3,066,795

PAPER & FOREST PRODUCTS — 1.1%
Domtar Corp. 4.40%, 4/1/2022	50,000	50,567
International Paper Co. 9.38%, 5/15/2019	50,000	67,850
Plum Creek Timberlands LP 3.25%, 3/15/2023	100,000	97,897
Rayonier, Inc. 3.75%, 4/1/2022	100,000	101,938

		318,252

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc. 4.20%, 7/15/2018	25,000	25,537
The Estee Lauder Cos., Inc. 6.00%, 5/15/2037	50,000	64,767

		90,304

PHARMACEUTICALS — 1.9%
Abbott Laboratories 6.15%, 11/30/2037	25,000	34,028
Allergan, Inc./United States 3.38%, 9/15/2020	25,000	26,893
AstraZeneca PLC 5.90%, 9/15/2017	25,000	30,339
Bristol-Myers Squibb Co. 6.13%, 5/1/2038	25,000	33,769
Eli Lilly & Co. 5.20%, 3/15/2017	50,000	58,252
GlaxoSmithKline Capital, Inc. 5.38%, 4/15/2034	25,000	30,110
Hospira, Inc. 6.05%, 3/30/2017	50,000	58,168
Johnson & Johnson 5.85%, 7/15/2038	25,000	34,206
Mead Johnson Nutrition Co. 4.90%, 11/1/2019	50,000	56,497
Medco Health Solutions, Inc. 6.13%, 3/15/2013	50,000	50,565
Merck & Co, Inc. 3.88%, 1/15/2021	50,000	55,956
Novartis Capital Corp. 2.90%, 4/24/2015	25,000	26,288
Watson Pharmaceuticals, Inc. 6.13%, 8/15/2019	25,000	30,589
Wyeth 5.50%, 2/1/2014	25,000	26,362

		552,022

PROFESSIONAL SERVICES — 0.2%
Dun & Bradstreet Corp. 2.88%, 11/15/2015	50,000	50,860

REAL ESTATE INVESTMENT TRUSTS — 7.4%
Alexandria Real Estate Equities, Inc. 4.60%, 4/1/2022	100,000	106,465
AvalonBay Communities, Inc. 5.70%, 3/15/2017	50,000	57,716
BioMed Realty LP 3.85%, 4/15/2016	50,000	51,418
Boston Properties LP 4.13%, 5/15/2021	50,000	54,729
Brandywine Operating Partnership LP 4.95%, 4/15/2018	50,000	54,249

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

BRE Properties, Inc. 5.50%, 3/15/2017	$50,000	$56,342
Camden Property Trust 4.63%, 6/15/2021	25,000	27,559
CommonWealth REIT 6.25%, 8/15/2016	50,000	54,006
Digital Realty Trust LP 3.63%, 10/1/2022	150,000	149,116
Duke Realty LP 6.75%, 3/15/2020	25,000	29,875
EPR Properties 5.75%, 8/15/2022	100,000	102,939
Equity One, Inc. 3.75%, 11/15/2022	100,000	99,203
ERP Operating LP 5.25%, 9/15/2014	50,000	53,493
HCP, Inc. 5.65%, 12/15/2013	50,000	52,229
Health Care REIT, Inc. 6.13%, 4/15/2020	150,000	175,687
Healthcare Realty Trust, Inc. 6.50%, 1/17/2017	50,000	57,096
Highwoods Realty LP 5.85%, 3/15/2017	30,000	33,711
Kilroy Realty LP 5.00%, 11/3/2015	50,000	54,043
Kimco Realty Corp. 4.30%, 2/1/2018	50,000	55,233
Liberty Property LP:
4.75%, 10/1/2020	70,000	76,154
6.63%, 10/1/2017	25,000	29,632
Mack-Cali Realty LP 7.75%, 8/15/2019	50,000	61,310
National Retail Properties, Inc. 3.80%, 10/15/2022	150,000	152,478
Realty Income Corp. 6.75%, 8/15/2019	50,000	60,858
Regency Centers LP 5.25%, 8/1/2015	50,000	54,199
Senior Housing Properties Trust 4.30%, 1/15/2016	50,000	51,033
Simon Property Group LP 6.13%, 5/30/2018	50,000	60,915
Tanger Properties LP 6.15%, 11/15/2015	60,000	67,000
UDR, Inc. 5.25%, 1/15/2015	50,000	53,487
Ventas Realty LP/Ventas Capital Corp.:
3.13%, 11/30/2015	15,000	15,604
4.75%, 6/1/2021	25,000	27,554
Vornado Realty LP 4.25%, 4/1/2015	85,000	89,188
Washington Real Estate Investment Trust 4.95%, 10/1/2020	50,000	54,614

		2,179,135

ROAD & RAIL — 1.7%
Canadian National Railway Co. 6.20%, 6/1/2036	25,000	34,123
Canadian Pacific Railway Co. 4.45%, 3/15/2023	50,000	55,417
Con-way, Inc.:
6.70%, 5/1/2034	75,000	80,075
7.25%, 1/15/2018	75,000	87,074
CSX Corp. 3.70%, 10/30/2020	50,000	53,880
JB Hunt Transport Services, Inc. 3.38%, 9/15/2015	50,000	51,265
Norfolk Southern Corp.:
2.90%, 2/15/2023 (a)	32,000	32,156
3.25%, 12/1/2021	25,000	26,260
Ryder System, Inc. 3.15%, 3/2/2015	50,000	51,534
Union Pacific Corp. 5.13%, 2/15/2014	25,000	26,233

		498,017

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Analog Devices, Inc. 3.00%, 4/15/2016	50,000	53,451
Applied Materials, Inc. 5.85%, 6/15/2041	30,000	36,871
Intel Corp.:
1.95%, 10/1/2016	50,000	51,750
4.80%, 10/1/2041	35,000	38,013
KLA-Tencor Corp. 6.90%, 5/1/2018	30,000	35,944
Texas Instruments, Inc. 1.38%, 5/15/2014	50,000	50,685

		266,714

SOFTWARE — 1.2%
Adobe Systems, Inc. 3.25%, 2/1/2015	25,000	26,182
BMC Software, Inc. 4.25%, 2/15/2022	75,000	75,579
CA, Inc. 5.38%, 12/1/2019	50,000	57,041
Intuit, Inc. 5.75%, 3/15/2017	50,000	57,755
Microsoft Corp. 1.63%, 9/25/2015	50,000	51,522
Oracle Corp. 6.13%, 7/8/2039	25,000	33,502
Symantec Corp. 2.75%, 9/15/2015	50,000	51,661

		353,242

SPECIALTY RETAIL — 1.5%
Advance Auto Parts, Inc. 5.75%, 5/1/2020	50,000	53,200
AutoZone, Inc. 5.75%, 1/15/2015	21,000	22,985
Family Dollar Stores, Inc. 5.00%, 2/1/2021	50,000	53,791
Lowe’s Cos., Inc. 3.75%, 4/15/2021	50,000	54,538

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

O’Reilly Automotive, Inc. 4.63%, 9/15/2021	$25,000	$27,593
Staples, Inc. 9.75%, 1/15/2014	35,000	38,079
The Gap, Inc. 5.95%, 4/12/2021	50,000	57,019
The Home Depot, Inc. 5.40%, 9/15/2040	25,000	31,186
TJX Cos., Inc. 6.95%, 4/15/2019	75,000	94,322

		432,713

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
V.F. Corp. 6.45%, 11/1/2037	25,000	33,970

THRIFTS & MORTGAGE FINANCE — 0.2%
First Niagara Financial Group, Inc. 6.75%, 3/19/2020	60,000	71,089

TOBACCO — 0.6%
Altria Group, Inc. 9.25%, 8/6/2019	25,000	34,565
Lorillard Tobacco Co. 3.50%, 8/4/2016	25,000	26,546
Philip Morris International, Inc. 6.38%, 5/16/2038	25,000	33,789
Reynolds American, Inc.:
3.25%, 11/1/2022	50,000	50,431
7.75%, 6/1/2018	25,000	32,024

		177,355

WIRELESS TELECOMMUNICATION SERVICES — 2.4%
America Movil SAB de CV 6.13%, 3/30/2040	100,000	131,519
American Tower Corp. 4.50%, 1/15/2018	50,000	54,665
AT&T, Inc. 2.50%, 8/15/2015	50,000	52,105
Cellco Partnership/Verizon Wireless Capital LLC 8.50%, 11/15/2018	25,000	34,400
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	20,000	29,959
France Telecom SA 4.38%, 7/8/2014	50,000	52,575
Koninklijke KPN NV 8.38%, 10/1/2030	35,000	45,707
Rogers Communications, Inc. 6.38%, 3/1/2014	50,000	53,168
Telecom Italia Capital SA 7.18%, 6/18/2019	50,000	57,625
Telefonica Emisiones SAU 3.99%, 2/16/2016	50,000	51,875
US Cellular Corp. 6.70%, 12/15/2033	50,000	51,854
Vodafone Group PLC:
4.15%, 6/10/2014	50,000	52,461
6.15%, 2/27/2037	25,000	32,917

		700,830

TOTAL CORPORATE BONDS & NOTES —
(Cost $27,577,801)		28,935,768

	Shares
SHORT TERM INVESTMENT — 1.4%
MONEY MARKET FUND — 1.4%
State Street Institutional Liquid Reserves Fund 0.17% (b)(c)(d) (Cost $406,005)	406,005	406,005

TOTAL INVESTMENTS — 100.1% (e)
(Cost $27,983,806)		29,341,773
OTHER ASSETS & LIABILITIES — (0.1)%		(28,775)

NET ASSETS — 100.0%		$29,312,998

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.7% of net assets as of December 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs. (Note 2)
(e)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust
ULC = Unlimited Liability Corporation

See accompanying notes to financial statements.

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CONVERTIBLE CORPORATE BONDS & NOTES — 73.5%
AEROSPACE & DEFENSE — 0.7%
L-3 Communications Holdings, Inc. 3.00%, 8/1/2035 (a)	$6,046,000	$6,122,965

AUTOMOBILES — 1.8%
Ford Motor Co. 4.25%, 11/15/2016 (a)	7,463,000	11,888,559
Navistar International Corp. 3.00%, 10/15/2014 (a)	5,022,000	4,613,711

		16,502,270

BEVERAGES — 0.6%
Molson Coors Brewing Co. 2.50%, 7/30/2013 (a)	5,044,000	5,119,862

BIOTECHNOLOGY — 8.7%
Amgen, Inc. 0.38%, 2/1/2013 (a)	21,133,000	23,521,029
Dendreon Corp. 2.88%, 1/15/2016	4,870,000	3,639,838
Gilead Sciences, Inc.:
0.63%, 5/1/2013	5,197,000	10,018,569
1.00%, 5/1/2014	10,488,000	17,194,447
1.63%, 5/1/2016	10,782,000	18,184,921
Illumina, Inc. 0.25%, 3/15/2016 (b)	7,500,000	7,252,875

		79,811,679

BUILDING PRODUCTS — 2.5%
Cemex SAB de CV:
3.25%, 3/15/2016	8,587,000	9,720,484
3.75%, 3/15/2018 (a)	6,288,000	7,134,365
4.88%, 3/15/2015 (a)	5,680,000	6,177,000

		23,031,849

CAPITAL MARKETS — 0.7%
Ares Capital Corp. 5.75%, 2/1/2016	5,648,000	6,108,312

COMMUNICATIONS EQUIPMENT — 1.0%
Alcatel-Lucent USA, Inc. Series B, 2.88%, 6/15/2025 (a)	6,098,000	6,132,332
Ciena Corp. 0.88%, 6/15/2017 (a)	3,800,000	3,264,200

		9,396,532

COMPUTERS & PERIPHERALS — 5.8%
EMC Corp. 1.75%, 12/1/2013	14,750,000	23,521,973
NetApp, Inc. 1.75%, 6/1/2013 (a)	10,649,000	12,007,812
SanDisk Corp.:
1.00%, 5/15/2013 (a)	8,008,000	7,979,235
1.50%, 8/15/2017 (a)	8,144,000	9,457,220

		52,966,240

CONTAINERS & PACKAGING — 0.6%
Owens-Brockway Glass Container, Inc. 3.00%, 6/1/2015 (b)	5,903,000	5,849,773

ELECTRICAL EQUIPMENT — 0.2%
Suntech Power Holdings Co., Ltd. 3.00%, 3/15/2013	4,370,000	1,933,725

FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co. 0.88%, 2/15/2014	10,017,000	10,037,034

HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Hologic, Inc.:
2.00%, 12/15/2037 (a)(c)	6,381,000	6,345,904
2.00%, 3/1/2042 (a)(c)	4,250,000	4,201,355
Medtronic, Inc. 1.63%, 4/15/2013 (a)	18,787,000	18,843,361

		29,390,620

HEALTH CARE PROVIDERS & SERVICES — 2.0%
LifePoint Hospitals, Inc. 3.50%, 5/15/2014	4,888,000	5,028,041
WellPoint, Inc. 2.75%, 10/15/2042 (b)	12,750,000	13,672,845

		18,700,886

HOTELS, RESTAURANTS & LEISURE — 1.9%
International Game Technology 3.25%, 5/1/2014 (a)	7,198,000	7,547,103
MGM Resorts International 4.25%, 4/15/2015	9,664,000	10,222,579

		17,769,682

HOUSEHOLD DURABLES — 1.1%
D.R. Horton, Inc. 2.00%, 5/15/2014	4,254,000	6,666,869
Jarden Corp. 1.88%, 9/15/2018 (b)	3,750,000	3,802,912

		10,469,781

INSURANCE — 0.5%
Old Republic International Corp. 3.75%, 3/15/2018 (a)	4,411,000	4,590,395

INTERNET & CATALOG RETAIL — 2.0%
priceline.com, Inc.:
1.00%, 3/15/2018 (a)(b)	8,350,000	8,924,564
1.25%, 3/15/2015 (b)	4,420,000	9,150,549

		18,075,113

INTERNET SOFTWARE & SERVICES — 1.9%
TIBCO Software, Inc. 2.25%, 5/1/2032 (a)(b)	4,850,000	4,611,070
VeriSign, Inc. 3.25%, 8/15/2037 (a)	10,498,000	13,336,659

		17,947,729

IT SERVICES — 1.4%
Alliance Data Systems Corp. 1.75%, 8/1/2013	6,826,000	12,573,219

MARINE — 0.5%
DryShips, Inc. 5.00%, 12/1/2014	5,866,000	4,567,655

MEDIA — 4.3%
Liberty Media LLC 3.13%, 3/30/2023	9,690,000	13,984,608
Virgin Media, Inc. 6.50%, 11/15/2016	8,447,000	17,391,697

See accompanying notes to financial statements.

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

XM Satellite Radio, Inc. 7.00%, 12/1/2014 (b)	$4,515,000	$7,784,583

		39,160,888

METALS & MINING — 5.7%
Alcoa, Inc. 5.25%, 3/15/2014	5,168,000	7,396,855
AngloGold Ashanti, Holdings Finance PLC 3.50%, 5/22/2014 (b)	6,124,000	6,394,987
ArcelorMittal 5.00%, 5/15/2014	6,431,000	6,681,809
Goldcorp, Inc. 2.00%, 8/1/2014 (a)	7,187,000	7,945,588
Newmont Mining Corp.:
1.25%, 7/15/2014 (a)	4,873,000	5,783,764
1.63%, 7/15/2017 (a)	4,771,000	6,233,788
Sterlite Industries India, Ltd. 4.00%, 10/30/2014	4,450,000	4,263,545
United States Steel Corp. 4.00%, 5/15/2014	7,232,000	7,782,066

		52,482,402

OIL, GAS & CONSUMABLE FUELS — 3.9%
Chesapeake Energy Corp. 2.50%, 5/15/2037 (a)	17,673,000	15,968,439
Cobalt International Energy, Inc. 2.63%, 12/1/2019	10,500,000	10,502,100
Massey Energy Co. 3.25%, 8/1/2015	2,500,000	2,402,165
Peabody Energy Corp. 4.75%, 12/15/2066 (a)	5,573,000	5,364,196
USEC, Inc. 3.00%, 10/1/2014	4,825,000	1,845,563

		36,082,463

PHARMACEUTICALS — 2.8%
Medicis Pharmaceutical Corp. 1.38%, 6/1/2017 (a)(d)	4,500,000	4,916,250
Mylan, Inc. 3.75%, 9/15/2015	4,905,000	10,410,225
Salix Pharmaceuticals, Ltd. 1.50%, 3/15/2019 (b)	6,000,000	5,756,718
Teva Pharmaceutical Finance Co. LLC Series C 0.25%, 2/1/2026 (a)	4,250,000	4,340,567

		25,423,760

REAL ESTATE INVESTMENT TRUSTS — 1.4%
Annaly Capital Management, Inc. 5.00%, 5/15/2015	6,500,000	6,567,405
Boston Properties LP 3.63%, 2/15/2014 (b)	6,077,000	6,407,649

		12,975,054

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.1%
Advanced Micro Devices, Inc. 6.00%, 5/1/2015	4,724,000	4,434,485
Intel Corp.:
2.95%, 12/15/2035 (a)	13,844,000	14,319,265
3.25%, 8/1/2039	17,220,000	20,217,313
Linear Technology Corp. Series A 3.00%, 5/1/2027 (a)	7,180,000	7,503,818
Microchip Technology, Inc. 2.13%, 12/15/2037 (a)	9,510,000	11,914,033
Micron Technology, Inc.:
1.88%, 6/1/2014 (a)	8,285,000	8,239,408
2.38%, 5/1/2032 (a)(b)	4,500,000	4,333,477
Novellus Systems, Inc. 2.63%, 5/15/2041	5,950,000	7,396,742
Xilinx, Inc.:
2.63%, 6/15/2017 (a)	4,840,000	6,572,962
3.13%, 3/15/2037 (a)	5,873,000	7,450,253

		92,381,756

SOFTWARE — 4.4%
Electronic Arts, Inc. 0.75%, 7/15/2016	5,750,000	5,297,027
Microsoft Corp. Zero Coupon, 6/15/2013 (a)(b)(e)	10,393,000	10,405,679
Nuance Communications, Inc. 2.75%, 11/1/2031 (a)	5,450,000	5,905,729
Salesforce.com, Inc. 0.75%, 1/15/2015	4,918,000	9,816,820
Symantec Corp. 1.00%, 6/15/2013	8,502,000	9,135,399

		40,560,654

WIRELESS TELECOMMUNICATION SERVICES — 2.7%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25%, 12/1/2040 (b)	6,273,000	6,942,956
SBA Communications Corp.:
1.88%, 5/1/2013	4,939,000	8,441,443
4.00%, 10/1/2014	4,085,000	9,661,025

		25,045,424

TOTAL CONVERTIBLE CORPORATE BONDS & NOTES —
(Cost $632,614,060)		675,077,722

	Shares
CONVERTIBLE PREFERRED STOCKS — 24.9%
AEROSPACE & DEFENSE — 1.1%
United Technologies Corp. 7.50%, 8/1/2015 (a)	187,000	10,417,770

AUTO COMPONENTS — 0.5%
The Goodyear Tire & Rubber Co. 5.88%, 4/1/2014 (a)	95,500	4,508,555

AUTOMOBILES — 4.1%
General Motors Co. 4.75%, 12/1/2013 (a)	856,227	37,785,297

COMMERCIAL BANKS — 4.6%
Wells Fargo & Co. Series L 7.50%, 12/31/2049	34,293	42,008,925

DIVERSIFIED FINANCIAL SERVICES — 3.6%
Bank of America Corp. Series L 7.25%, 12/31/2049 (a)	28,808	32,697,080

See accompanying notes to financial statements.

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value
ELECTRIC UTILITIES — 3.6%
AES Trust III 6.75%, 10/15/2029 (a)	87,478	$4,343,283
NextEra Energy, Inc.:
5.60%, 6/1/2015	85,000	4,237,250
5.89%, 9/1/2015	113,500	5,681,810
PPL Corp.:
8.75%, 5/1/2014	169,500	9,107,235
9.50%, 7/1/2013 (a)	192,474	10,068,315

		33,437,893

FOOD PRODUCTS — 0.6%
Bunge, Ltd. 4.88%, 12/31/2049 (a)	52,000	5,291,000

HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Alere, Inc. Series B 3.00%, 12/31/2049 (a)	14,461	2,677,310

INSURANCE — 2.1%
Hartford Financial Services Group, Inc. 7.25%, 4/1/2013 (a)	219,200	4,526,480
MetLife, Inc. 5.00%, 9/11/2013	335,800	14,933,026

		19,459,506

MACHINERY — 0.7%
Stanley Black & Decker, Inc. 4.75%, 11/17/2015 (a)	56,632	6,836,615

METALS & MINING — 0.6%
AngloGold Ashanti, Holdings Finance PLC 6.00%, 9/15/2013 (a)	148,112	5,534,945

OIL, GAS & CONSUMABLE FUELS — 1.6%
Apache Corp. 6.00%, 8/1/2013 (a)	211,000	9,642,700
CenterPoint Energy, Inc. 0.31%, 9/15/2029 (f)	105,921	4,328,705
Chesapeake Energy Corp. 5.75%, 12/31/2049 (b)	500	444,993

		14,416,398

REAL ESTATE INVESTMENT TRUST — 0.8%
Health Care REIT, Inc. Series I 6.50%, 12/31/2049	121,145	6,928,283

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Lucent Technologies Capital Trust I 7.75%, 3/15/2017 (a)	7,605	6,309,640

TOTAL CONVERTIBLE PREFERRED STOCKS —
(Cost $233,880,702) (g)		228,309,217

COMMON STOCKS — 0.5%
AUTO COMPONENTS — 0.5%
Dana Holding Corp.	296,500	4,628,365

THRIFTS & MORTGAGE FINANCE — 0.0% (h)
Federal National Mortgage Association (a)(e)	100,000	25,500

TOTAL COMMON STOCKS —
(Cost $5,394,421) (g)		4,653,865

SHORT TERM INVESTMENTS — 12.6%
MONEY MARKET FUNDS — 12.6%
State Street Navigator Securities Lending Prime Portfolio (i)(j)	99,441,045	99,441,045
State Street Institutional Liquid Reserves Fund 0.17% (j)(k)	16,119,166	16,119,166

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $115,560,211)		115,560,211

TOTAL INVESTMENTS — 111.5% (l)
(Cost $987,449,394)		1,023,601,015
OTHER ASSETS & LIABILITIES — (11.5)%		(105,204,553)

NET ASSETS — 100.0%		$918,396,462

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 11.1% of net assets as of December 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2012. Maturity date disclosed is the ultimate maturity.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(e)	Non-income producing security.
(f)	Variable rate security. Rate shown is rate in effect at December 31, 2012. Maturity date disclosed is the ultimate maturity.
(g)	Value is determined based on Level 1 inputs. (Note 2)
(h)	Amount shown represents less than 0.05% of net assets.
(i)	Investments of cash collateral for securities loaned.
(j)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(k)	The rate shown is the annualized seven-day yield at period end.
(l)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Barclays Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. GOVERNMENT AGENCY MBS TBA — 99.4%
Fannie Mae
3.00%, 15yr TBA (a)	$300,000	$316,828
3.50%, 15yr TBA (a)	1,500,000	1,592,109
3.50%, 30yr TBA (a)	2,500,000	2,666,406
4.00%, 15yr TBA (a)	500,000	535,000
4.00%, 30yr TBA (a)	4,250,000	4,556,797
4.50%, 15yr TBA (a)	500,000	537,734
4.50%, 30yr TBA (a)	1,850,000	1,998,578
5.00%, 15yr TBA (a)	350,000	378,930
5.00%, 30yr TBA (a)	1,850,000	2,004,070
5.50%, 15yr TBA (a)(b)	250,000	268,281
5.50%, 30yr TBA (a)	2,250,000	2,444,414
6.00%, 30yr TBA (a)	500,000	546,094
Freddie Mac
3.00%, 15yr TBA (a)	850,000	893,297
3.00%, 30yr TBA (a)	1,000,000	1,045,625
3.50%, 15yr TBA (a)	500,000	526,016
4.00%, 15yr TBA (a)	750,000	794,063
4.50%, 30yr TBA (a)	3,000,000	3,217,969
5.00%, 30yr TBA (a)	2,250,000	2,422,617
Ginnie Mae
3.50%, 30yr TBA (a)	1,000,000	1,086,875
4.00%, 30yr TBA (a)	1,750,000	1,919,805
4.50%, 30yr TBA (a)	2,750,000	3,011,250
5.00%, 30yr TBA (a)	1,550,000	1,690,711
5.50%, 30yr TBA (a)	750,000	823,242

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $35,225,504)		35,276,711

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.3%
Ginnie Mae 4.00%, 2/15/2040 30yr (a) (Cost $89,229)	89,076	98,280

	Shares
SHORT TERM INVESTMENT — 109.1%
MONEY MARKET FUND — 109.1%
State Street Institutional Liquid Reserves Fund 0.17% (c)(d)(e)(f) (Cost $38,719,815)	38,719,815	38,719,815

TOTAL INVESTMENTS — 208.8% (g)
(Cost $74,034,548)		74,094,806
OTHER ASSETS & LIABILITIES — (108.8)%		(38,600,359)

NET ASSETS — 100.0%		$35,494,447

(a)	When-issued security.
(b)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(c)	Security, or a portion of the security has been designated as collateral for TBA securities.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (Note 2)
(g)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
TBA = To Be Announced

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 24.7%
AEROSPACE & DEFENSE — 0.4%
Honeywell International, Inc.:
4.25%, 3/1/2021 (a)	$50,000	$58,449
5.38%, 3/1/2041 (a)	100,000	126,549
L-3 Communications Corp. 3.95%, 11/15/2016	100,000	108,331
Lockheed Martin Corp. 3.35%, 9/15/2021	250,000	263,579
Northrop Grumman Corp. 3.70%, 8/1/2014 (a)	250,000	261,372
Precision Castparts Corp. 2.50%, 1/15/2023	100,000	100,291
Raytheon Co. 2.50%, 12/15/2022	125,000	123,941
The Boeing Co.:
3.50%, 2/15/2015	250,000	264,705
6.13%, 2/15/2033	165,000	217,877
United Technologies Corp.:
4.50%, 4/15/2020	60,000	70,139
5.38%, 12/15/2017	250,000	297,196
5.70%, 4/15/2040	210,000	272,013
6.05%, 6/1/2036	100,000	129,591

		2,294,033

AIR FREIGHT & LOGISTICS — 0.1%
FedEx Corp. 2.63%, 8/1/2022 (a)	100,000	99,394
United Parcel Service, Inc.:
3.88%, 4/1/2014	250,000	260,491
6.20%, 1/15/2038	100,000	135,052

		494,937

AIRLINES — 0.1%
Continental Airlines 2012-1 Pass Through Trust, Class A 4.15%, 4/11/2024	100,000	105,125
Continental Airlines 2012-2 Pass Through Trust, Class A 4.00%, 10/29/2026 (a)	20,000	20,975
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 5/25/2019	86,933	94,649
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 6/3/2025	100,000	102,000

		322,749

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc.:
4.25%, 3/1/2021 (a)	60,000	65,636
5.50%, 1/15/2016 (a)	250,000	279,466

		345,102

BEVERAGES — 0.6%
Anheuser-Busch InBev Worldwide, Inc.:
1.50%, 7/14/2014	500,000	507,081
5.38%, 1/15/2020	335,000	406,512
6.38%, 1/15/2040	250,000	351,414
Bottling Group LLC 6.95%, 3/15/2014 (a)	200,000	215,097
Diageo Capital PLC 5.75%, 10/23/2017 (a)	250,000	300,983
Dr. Pepper Snapple Group, Inc. 3.20%, 11/15/2021 (a)	150,000	156,358
PepsiCo, Inc.:
0.75%, 3/5/2015	500,000	501,917
2.75%, 3/5/2022 (a)	350,000	360,703
3.60%, 8/13/2042	100,000	95,662
4.50%, 1/15/2020	100,000	116,360
The Coca-Cola Co.:
1.50%, 11/15/2015 (a)	600,000	614,790
3.15%, 11/15/2020	70,000	76,118

		3,702,995

BIOTECHNOLOGY — 0.2%
Amgen, Inc.:
1.88%, 11/15/2014	350,000	356,960
4.10%, 6/15/2021	100,000	111,829
4.50%, 3/15/2020	50,000	56,742
5.15%, 11/15/2041	324,000	367,733
5.75%, 3/15/2040	55,000	65,951
Gilead Sciences, Inc. 4.50%, 4/1/2021 (a)	200,000	226,561
Life Technologies Corp. 6.00%, 3/1/2020	100,000	117,471

		1,303,247

BUILDING MATERIALS — 0.0% (b)
CRH America, Inc. 6.00%, 9/30/2016	100,000	112,378

BUILDING PRODUCTS — 0.0% (b)
Owens Corning 4.20%, 12/15/2022	138,000	139,699

CAPITAL MARKETS — 1.0%
BlackRock, Inc. 3.50%, 12/10/2014 (a)	300,000	316,753
Jefferies Group, Inc. 5.13%, 4/13/2018	300,000	315,000
Morgan Stanley:
3.80%, 4/29/2016	500,000	523,612
4.75%, 3/22/2017	100,000	109,105
4.88%, 11/1/2022 (a)	63,000	65,125
5.75%, 1/25/2021	500,000	567,292
6.00%, 5/13/2014	560,000	592,752
6.63%, 4/1/2018	390,000	457,835
Svensk Exportkredit AB 5.13%, 3/1/2017 (a)	205,000	238,595
The Bank of New York Mellon Corp.:
1.20%, 2/20/2015	200,000	201,615
3.55%, 9/23/2021 (a)	100,000	108,546
4.30%, 5/15/2014 (a)	300,000	315,346
The Charles Schwab Corp. 0.85%, 12/4/2015	100,000	100,281
The Goldman Sachs Group, Inc.:
3.70%, 8/1/2015	500,000	527,081
5.35%, 1/15/2016	555,000	613,588
5.95%, 1/15/2027	595,000	642,333

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

6.13%, 2/15/2033 (a)	$400,000	$466,370

		6,161,229

CHEMICALS — 0.4%
Agrium, Inc. 3.15%, 10/1/2022	150,000	148,912
E.I. du Pont de Nemours & Co.:
5.25%, 12/15/2016	255,000	295,459
5.75%, 3/15/2019 (a)	250,000	303,359
Ecolab, Inc. 4.35%, 12/8/2021	100,000	111,867
Monsanto Co. 2.20%, 7/15/2022	100,000	98,835
Potash Corp. of Saskatchewan, Inc. 5.88%, 12/1/2036	100,000	125,180
PPG Industries, Inc.:
2.70%, 8/15/2022	200,000	198,036
6.65%, 3/15/2018	100,000	123,789
Praxair, Inc. 3.00%, 9/1/2021	250,000	262,731
RPM International, Inc. 3.45%, 11/15/2022	100,000	98,618
The Dow Chemical Co.:
5.25%, 11/15/2041	250,000	280,450
8.55%, 5/15/2019	330,000	446,522
The Sherwin-Williams Co. 4.00%, 12/15/2042	88,000	88,204

		2,581,962

COMMERCIAL BANKS — 4.0%
African Development Bank 1.25%, 9/2/2016	200,000	204,920
Asian Development Bank:
1.75%, 3/21/2019	500,000	518,481
2.50%, 3/15/2016	200,000	212,799
2.63%, 2/9/2015	200,000	209,393
2.75%, 5/21/2014	205,000	211,959
Bancolombia SA 5.13%, 9/11/2022 (a)	275,000	286,000
Bank of Nova Scotia 2.90%, 3/29/2016 (a)	100,000	105,831
Barclays Bank PLC 3.90%, 4/7/2015	600,000	636,769
BB&T Corp.:
2.05%, 4/28/2014	100,000	101,788
3.95%, 4/29/2016	100,000	109,230
BNP Paribas 5.00%, 1/15/2021	350,000	393,101
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
4.50%, 1/11/2021	100,000	112,169
5.25%, 5/24/2041	250,000	292,070
Corp. Andina de Fomento 3.75%, 1/15/2016	100,000	105,539
Council Of Europe Development Bank 1.25%, 9/22/2016	350,000	355,366
Credit Suisse of New York, NY:
4.38%, 8/5/2020	600,000	679,719
5.40%, 1/14/2020	100,000	112,109
5.50%, 5/1/2014	300,000	318,856
Deutsche Bank AG London 6.00%, 9/1/2017	250,000	299,062
European Bank for Reconstruction & Development 2.50%, 3/15/2016 (a)	450,000	478,059
European Investment Bank:
1.13%, 4/15/2015 (a)	1,000,000	1,014,752
2.38%, 3/14/2014	545,000	558,203
2.50%, 5/16/2016 (a)	950,000	1,007,346
2.75%, 3/23/2015	300,000	314,974
4.00%, 2/16/2021 (a)	650,000	757,962
Export-Import Bank of Korea:
4.13%, 9/9/2015	200,000	215,140
5.88%, 1/14/2015	205,000	224,077
Fifth Third Bancorp 3.63%, 1/25/2016	100,000	106,760
HSBC Bank USA NA 4.63%, 4/1/2014	220,000	227,913
HSBC Finance Corp. 5.25%, 1/15/2014 (a)	200,000	208,757
HSBC Holdings PLC:
4.00%, 3/30/2022 (a)	500,000	548,697
6.50%, 9/15/2037	250,000	307,895
6.80%, 6/1/2038 (a)	100,000	127,847
Inter-American Development Bank:
1.75%, 8/24/2018	500,000	520,436
5.13%, 9/13/2016	405,000	472,411
International Bank for Reconstruction & Development:
1.00%, 9/15/2016	600,000	610,610
2.13%, 3/15/2016	200,000	210,617
2.38%, 5/26/2015	300,000	314,034
4.75%, 2/15/2035	80,000	100,668
International Finance Corp. 2.25%, 4/11/2016	650,000	687,009
Key Bank NA 5.80%, 7/1/2014	205,000	218,810
Korea Development Bank 4.00%, 9/9/2016	100,000	107,940
Kreditanstalt fuer Wiederaufbau:
1.00%, 1/12/2015	200,000	202,321
2.00%, 10/4/2022 (a)	125,000	125,600
2.38%, 8/25/2021	700,000	730,749
2.63%, 2/16/2016	1,950,000	2,071,734
2.75%, 9/8/2020 (a)	100,000	108,127
4.50%, 7/16/2018 (a)	215,000	253,655
Landwirtschaftliche Rentenbank:
1.88%, 9/17/2018	400,000	416,671
3.13%, 7/15/2015	200,000	213,161
National Australia Bank/New York 2.75%, 3/9/2017 (a)	150,000	157,792
Nordic Investment Bank 2.50%, 7/15/2015	350,000	368,622
Oesterreichische Kontrollbank AG 2.00%, 6/3/2016 (a)	200,000	207,782
PNC Funding Corp.:
5.13%, 2/8/2020	150,000	177,651
5.25%, 11/15/2015	350,000	389,871

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Royal Bank of Canada:
0.63%, 12/4/2015	$100,000	$99,870
1.13%, 1/15/2014	100,000	100,540
1.20%, 9/19/2017	100,000	100,240
2.30%, 7/20/2016	305,000	317,538
SunTrust Bank/Atlanta GA 5.00%, 9/1/2015	16,000	17,369
SunTrust Banks, Inc. 7.25%, 3/15/2018	60,000	73,118
The Korea Development Bank 3.50%, 8/22/2017	250,000	267,267
The Royal Bank of Scotland PLC 4.38%, 3/16/2016	500,000	542,943
The Toronto-Dominion Bank 2.38%, 10/19/2016 (a)	100,000	104,478
Union Bank NA 5.95%, 5/11/2016	100,000	113,066
US Bancorp 2.45%, 7/27/2015	100,000	104,446
US Bank NA 4.95%, 10/30/2014	500,000	538,555
Wachovia Bank NA 5.85%, 2/1/2037	200,000	248,760
Wachovia Corp. 5.63%, 10/15/2016	200,000	228,155
Wells Fargo & Co.:
1.25%, 2/13/2015	750,000	756,238
3.50%, 3/8/2022 (a)	500,000	532,464
5.63%, 12/11/2017	150,000	179,248
Westpac Banking Corp.:
3.00%, 12/9/2015 (a)	350,000	370,195
4.88%, 11/19/2019 (a)	100,000	115,636

		24,839,940

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Cornell University 5.45%, 2/1/2019	150,000	181,260
Massachusetts Institute of Technology 5.60%, 7/1/2111	100,000	141,696
Pitney Bowes, Inc. 5.25%, 1/15/2037 (a)	100,000	104,400
Republic Services, Inc.:
4.75%, 5/15/2023	250,000	286,414
5.00%, 3/1/2020 (a)	100,000	115,973
The ADT Corp. 3.50%, 7/15/2022 (c)	150,000	145,875
The Western Union Co. 5.93%, 10/1/2016	100,000	109,879
Waste Management, Inc. 7.38%, 3/11/2019	100,000	126,844

		1,212,341

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc.:
4.45%, 1/15/2020 (a)	500,000	583,738
5.50%, 2/22/2016	240,000	273,987

		857,725

COMPUTERS & PERIPHERALS — 0.2%
Dell, Inc.:
2.30%, 9/10/2015 (a)	100,000	102,978
6.50%, 4/15/2038	250,000	294,368
Hewlett-Packard Co.:
3.00%, 9/15/2016	350,000	349,789
4.05%, 9/15/2022 (a)	250,000	244,159
4.30%, 6/1/2021 (a)	100,000	97,943
6.13%, 3/1/2014	200,000	210,050

		1,299,287

CONSTRUCTION & ENGINEERING — 0.0% (b)
ABB Finance USA, Inc. 2.88%, 5/8/2022	150,000	153,440
URS Corp. 5.00%, 4/1/2022 (c)	100,000	103,108

		256,548

CONSUMER FINANCE — 0.2%
Caterpillar Financial Services Corp.:
1.65%, 4/1/2014	250,000	253,632
2.05%, 8/1/2016 (a)	300,000	310,774
7.15%, 2/15/2019	70,000	91,394
SLM Corp. 6.25%, 1/25/2016	700,000	759,500

		1,415,300

CONTAINERS & PACKAGING — 0.0% (b)
Bemis Co., Inc. 4.50%, 10/15/2021	100,000	106,967

DIVERSIFIED CONSUMER SERVICES — 0.0% (b)
Stanford University 4.75%, 5/1/2019	110,000	129,947

DIVERSIFIED FINANCIAL SERVICES — 2.7%
American Express Co.:
2.65%, 12/2/2022 (c)	86,000	85,501
7.25%, 5/20/2014	250,000	272,171
8.13%, 5/20/2019	75,000	101,620
American Express Credit Corp. 2.38%, 3/24/2017	500,000	522,755
Ameriprise Financial, Inc. 5.65%, 11/15/2015	100,000	112,820
Bank of America Corp.:
4.50%, 4/1/2015	1,000,000	1,064,904
5.00%, 5/13/2021	500,000	569,642
Bank of America NA 5.30%, 3/15/2017	385,000	432,405
Capital One Bank USA NA 8.80%, 7/15/2019	100,000	134,932
Capital One Financial Corp. 2.15%, 3/23/2015	500,000	510,379
Citigroup, Inc.:
4.45%, 1/10/2017	750,000	829,399
4.59%, 12/15/2015	200,000	217,888
5.50%, 2/15/2017 (a)	150,000	166,174
6.00%, 10/31/2033	100,000	107,095
6.13%, 11/21/2017	250,000	296,687
6.63%, 6/15/2032	100,000	114,289
8.13%, 7/15/2039	150,000	223,594

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Ford Motor Credit Co. LLC:
5.88%, 8/2/2021	$500,000	$583,078
7.00%, 4/15/2015	650,000	724,618
General Electric Capital Corp.:
2.25%, 11/9/2015	200,000	206,719
2.90%, 1/9/2017	500,000	528,900
3.15%, 9/7/2022 (a)	200,000	203,902
4.75%, 9/15/2014 (a)	200,000	213,521
5.63%, 5/1/2018	585,000	692,842
6.75%, 3/15/2032	340,000	441,459
6.88%, 1/10/2039	500,000	673,764
JPMorgan Chase & Co.:
3.15%, 7/5/2016	150,000	158,876
3.45%, 3/1/2016	500,000	532,171
3.70%, 1/20/2015 (a)	600,000	631,544
4.25%, 10/15/2020	750,000	831,310
6.00%, 1/15/2018	150,000	179,286
6.40%, 5/15/2038	355,000	474,365
JPMorgan Chase Bank NA 6.00%, 10/1/2017	405,000	478,720
Merrill Lynch & Co., Inc.:
6.05%, 5/16/2016 (a)	200,000	219,997
6.11%, 1/29/2037	350,000	379,444
6.88%, 4/25/2018	580,000	698,625
Moody’s Corp. 4.50%, 9/1/2022	100,000	106,472
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	210,000	313,366
Nomura Holdings, Inc.:
4.13%, 1/19/2016 (a)	300,000	314,078
5.00%, 3/4/2015 (a)	70,000	74,058
6.70%, 3/4/2020	21,000	24,367
ORIX Corp. 5.00%, 1/12/2016 (a)	100,000	108,420
Private Export Funding Corp.:
1.38%, 2/15/2017	225,000	230,886
2.45%, 7/15/2024	200,000	203,454
Raymond James Financial, Inc. 5.63%, 4/1/2024	100,000	110,332
The Nasdaq OMX Group, Inc. 5.55%, 1/15/2020 (a)	200,000	216,341
Toyota Motor Credit Corp.:
1.25%, 10/5/2017	250,000	250,616
3.30%, 1/12/2022 (a)	150,000	162,079
UBS AG of Stamford, CT 5.75%, 4/25/2018	250,000	296,132

		17,025,997

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
British Telecommunications PLC 9.63%, 12/15/2030	250,000	395,029
CenturyLink, Inc.:
6.45%, 6/15/2021	350,000	380,939
7.65%, 3/15/2042 (a)	250,000	261,200
Telefonica Emisiones SAU 5.46%, 2/16/2021	350,000	370,125
Verizon Communications, Inc.:
1.95%, 3/28/2014 (a)	150,000	152,684
2.00%, 11/1/2016	500,000	517,482
6.40%, 2/15/2038	300,000	400,311
7.75%, 12/1/2030	200,000	291,130
8.75%, 11/1/2018	130,000	179,670

		2,948,570

ELECTRIC UTILITIES — 1.5%
CenterPoint Energy Houston Electric LLC 2.25%, 8/1/2022	100,000	98,578
Commonwealth Edison Co.:
1.63%, 1/15/2014	100,000	101,109
4.70%, 4/15/2015	125,000	135,877
Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	100,000	128,074
Consolidated Edison Co. of New York, Inc.:
4.20%, 3/15/2042	100,000	105,621
4.45%, 6/15/2020	100,000	115,788
5.50%, 12/1/2039 (a)	125,000	156,292
Duke Energy Carolinas LLC:
4.25%, 12/15/2041	250,000	262,460
7.00%, 11/15/2018	220,000	284,660
Duke Energy Corp. 2.15%, 11/15/2016	250,000	257,648
Edison International 3.75%, 9/15/2017	50,000	54,340
Entergy Corp. 4.70%, 1/15/2017	250,000	269,943
Entergy Texas, Inc. 7.13%, 2/1/2019	25,000	30,777
Exelon Generation Co. LLC 4.00%, 10/1/2020 (a)	500,000	522,508
FirstEnergy Corp. 7.38%, 11/15/2031	200,000	256,238
Florida Power & Light Co. 5.69%, 3/1/2040	65,000	84,039
Georgia Power Co.:
0.75%, 8/10/2015 (a)	250,000	250,629
4.75%, 9/1/2040	100,000	110,224
Great Plains Energy, Inc. 4.85%, 6/1/2021	50,000	54,771
Hydro Quebec 2.00%, 6/30/2016	350,000	365,360
Jersey Central Power & Light Co. 5.63%, 5/1/2016	250,000	285,450
Kentucky Utilities Co. 1.63%, 11/1/2015	100,000	102,583
LG&E and KU Energy LLC 3.75%, 11/15/2020 (a)	100,000	105,797
Nevada Power Co. 5.45%, 5/15/2041 (a)	60,000	72,511
NextEra Energy Capital Holdings, Inc.:
1.20%, 6/1/2015	50,000	50,355
4.50%, 6/1/2021	200,000	221,635
Nisource Finance Corp. 6.40%, 3/15/2018	100,000	121,555
Northern States Power Co.:
1.95%, 8/15/2015	100,000	103,368
4.85%, 8/15/2040	100,000	116,413

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Oncor Electric Delivery Co. LLC 6.80%, 9/1/2018	$100,000	$122,190
Pacific Gas & Electric Co. 4.80%, 3/1/2014	430,000	450,432
PacifiCorp:
3.85%, 6/15/2021	250,000	279,682
4.10%, 2/1/2042 (a)	50,000	51,495
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	100,443
5.20%, 7/15/2041	50,000	60,382
Progress Energy, Inc. 7.75%, 3/1/2031	505,000	685,965
PSEG Power LLC 5.13%, 4/15/2020 (a)	80,000	91,069
Public Service Co. of Oklahoma 4.40%, 2/1/2021 (a)	100,000	112,680
Puget Sound Energy, Inc. 5.64%, 4/15/2041	80,000	101,753
San Diego Gas & Electric Co.:
4.30%, 4/1/2042 (a)	250,000	272,823
6.13%, 9/15/2037	115,000	155,861
Scottish Power, Ltd. 5.38%, 3/15/2015 (a)	100,000	106,567
South Carolina Electric & Gas Co. 5.45%, 2/1/2041 (a)	100,000	121,674
Southern California Edison Co.:
3.88%, 6/1/2021	70,000	78,738
5.50%, 3/15/2040 (a)	600,000	760,462
Southwestern Electric Power Co., Series G 6.45%, 1/15/2019	100,000	121,718
Tampa Electric Co. 2.60%, 9/15/2022	100,000	100,863
The Cleveland Electric Illuminating Co. 7.88%, 11/1/2017	100,000	125,296
The Southern Co. 1.95%, 9/1/2016	350,000	359,812
Western Massachusetts Electric Co. 3.50%, 9/15/2021	150,000	159,637
Wisconsin Electric Power Co. 2.95%, 9/15/2021	250,000	263,466

		9,507,611

ELECTRICAL EQUIPMENT — 0.1%
Agilent Technologies, Inc. 5.50%, 9/14/2015	250,000	278,128
Emerson Electric Co. 4.88%, 10/15/2019	100,000	117,145
Honeywell International, Inc. 5.30%, 3/1/2018	250,000	298,889

		694,162

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Avnet, Inc. 4.88%, 12/1/2022	100,000	102,190
Corning, Inc. 1.45%, 11/15/2017	100,000	99,454
Ingram Micro, Inc. 5.00%, 8/10/2022 (a)	100,000	101,479

		303,123

ENERGY EQUIPMENT & SERVICES — 0.1%
Nabors Industries, Inc. 4.63%, 9/15/2021 (a)	150,000	160,851
Weatherford International, Inc. 6.80%, 6/15/2037 (a)	239,000	274,261

		435,112

FOOD & STAPLES RETAILING — 0.5%
CVS Caremark Corp.:
5.75%, 6/1/2017	350,000	417,193
6.25%, 6/1/2027	150,000	198,458
Safeway, Inc. 5.63%, 8/15/2014 (a)	215,000	228,111
The Kroger Co.:
5.40%, 7/15/2040	250,000	275,778
6.15%, 1/15/2020	100,000	122,002
Wal-Mart Stores, Inc.:
2.80%, 4/15/2016	650,000	694,376
5.00%, 10/25/2040	100,000	119,016
5.88%, 4/5/2027	200,000	267,774
6.50%, 8/15/2037	250,000	348,465
Walgreen Co. 4.40%, 9/15/2042 (a)	100,000	100,383

		2,771,556

FOOD PRODUCTS — 0.5%
Archer-Daniels-Midland Co. 5.38%, 9/15/2035	240,000	283,874
Campbell Soup Co. 3.80%, 8/2/2042	100,000	96,944
ConAgra Foods, Inc. 5.88%, 4/15/2014	250,000	265,723
General Mills, Inc. 5.70%, 2/15/2017	305,000	359,139
Kellogg Co.:
3.13%, 5/17/2022 (a)	100,000	104,368
3.25%, 5/21/2018	65,000	70,528
Kraft Foods Group, Inc.:
2.25%, 6/5/2017 (c)	300,000	310,955
6.88%, 1/26/2039 (c)	100,000	133,846
Kraft Foods, Inc.:
4.13%, 2/9/2016	500,000	544,662
6.50%, 2/9/2040	200,000	267,016
Mondelez International, Inc. 5.38%, 2/10/2020	150,000	181,211
Unilever Capital Corp.:
0.45%, 7/30/2015	100,000	99,482
0.85%, 8/2/2017 (a)	100,000	98,723
4.25%, 2/10/2021	250,000	287,926

		3,104,397

GAS UTILITIES — 0.0% (b)
Atmos Energy Corp. 5.50%, 6/15/2041	100,000	121,913

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

National Grid PLC 6.30%, 8/1/2016	$100,000	$116,316

		238,229

HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Baxter International, Inc.:
2.40%, 8/15/2022 (a)	200,000	199,196
6.25%, 12/1/2037	155,000	211,906
Boston Scientific Corp. 6.40%, 6/15/2016	100,000	114,740
Covidien International Finance SA 2.80%, 6/15/2015 (a)	100,000	104,473
CR Bard, Inc. 1.38%, 1/15/2018	100,000	100,380
Medtronic, Inc.:
2.63%, 3/15/2016	100,000	104,736
3.13%, 3/15/2022	300,000	318,753

		1,154,184

HEALTH CARE PROVIDERS & SERVICES — 0.3%
Aetna, Inc. 3.95%, 9/1/2020	150,000	164,569
CIGNA Corp.:
2.75%, 11/15/2016	50,000	52,542
4.00%, 2/15/2022 (a)	50,000	54,288
5.38%, 2/15/2042 (a)	50,000	57,651
Express Scripts Holdings, Inc. 6.25%, 6/15/2014	205,000	220,660
Humana, Inc. 4.63%, 12/1/2042	100,000	99,975
Laboratory Corp. of America Holdings 2.20%, 8/23/2017	200,000	204,297
McKesson Corp. 4.75%, 3/1/2021	100,000	115,705
Quest Diagnostics, Inc. 6.95%, 7/1/2037	100,000	129,460
UnitedHealth Group, Inc.:
4.63%, 11/15/2041	250,000	268,527
6.00%, 2/15/2018	200,000	244,027
WellPoint, Inc.:
3.30%, 1/15/2023	50,000	51,078
5.80%, 8/15/2040	55,000	65,004
5.95%, 12/15/2034	350,000	416,138

		2,143,921

HOTELS, RESTAURANTS & LEISURE — 0.1%
Darden Restaurants, Inc. 3.35%, 11/1/2022 (a)	100,000	96,354
McDonald’s Corp. 5.35%, 3/1/2018	210,000	253,336
Starwood Hotels & Resorts Worldwide, Inc. 3.13%, 2/15/2023	78,000	76,914
Wyndham Worldwide Corp. 2.95%, 3/1/2017	200,000	204,907
Yum! Brands, Inc. 3.75%, 11/1/2021	250,000	267,084

		898,595

HOUSEHOLD DURABLES — 0.0% (b)
Newell Rubbermaid, Inc. 4.70%, 8/15/2020	100,000	111,525

HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co.:
1.30%, 1/15/2017	100,000	101,517
1.95%, 2/1/2023	100,000	97,333
Fortune Brands, Inc. 6.38%, 6/15/2014 (a)	100,000	108,123
Kimberly-Clark Corp.:
2.40%, 3/1/2022	100,000	101,260
5.30%, 3/1/2041 (a)	45,000	57,748
6.63%, 8/1/2037	100,000	146,395
The Procter & Gamble Co.:
1.80%, 11/15/2015	350,000	362,220
5.55%, 3/5/2037	100,000	133,322

		1,107,918

INDUSTRIAL CONGLOMERATES — 0.1%
Cooper US, Inc. 3.88%, 12/15/2020	50,000	54,256
General Electric Co.:
0.85%, 10/9/2015	75,000	75,097
2.70%, 10/9/2022	125,000	127,186
4.13%, 10/9/2042	125,000	128,217
5.25%, 12/6/2017	250,000	294,829
Koninklijke Philips Electronics NV 3.75%, 3/15/2022 (a)	100,000	109,298
Tyco Electronics Group SA 4.88%, 1/15/2021	100,000	109,951

		898,834

INSURANCE — 0.9%
ACE INA Holdings, Inc. 5.70%, 2/15/2017	100,000	117,091
Aflac, Inc. 3.45%, 8/15/2015	100,000	106,318
American International Group, Inc.:
5.45%, 5/18/2017	490,000	561,295
8.18%, 5/15/2058 (d)	100,000	130,250
8.25%, 8/15/2018	250,000	327,764
AON Corp. 3.13%, 5/27/2016	100,000	105,148
Berkshire Hathaway, Inc.:
1.90%, 1/31/2017 (a)	500,000	515,177
3.75%, 8/15/2021 (a)	100,000	109,501
CNA Financial Corp. 7.35%, 11/15/2019	100,000	125,296
Genworth Financial, Inc. 7.70%, 6/15/2020	100,000	109,000
Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015	100,000	105,156
6.63%, 3/30/2040	100,000	125,313
Lincoln National Corp. 6.30%, 10/9/2037	100,000	118,396
Marsh & McLennan Cos, Inc. 5.75%, 9/15/2015	100,000	111,925
MetLife, Inc.:
5.70%, 6/15/2035	305,000	368,756

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

6.75%, 6/1/2016	$500,000	$591,388
Prudential Financial, Inc.:
3.88%, 1/14/2015	135,000	142,796
4.50%, 11/16/2021	600,000	672,285
5.80%, 11/16/2041	50,000	57,796
The Allstate Corp.:
5.20%, 1/15/2042 (a)	250,000	294,225
5.95%, 4/1/2036 (a)	165,000	209,693
The Travelers Cos., Inc.:
3.90%, 11/1/2020 (a)	100,000	112,575
5.75%, 12/15/2017	250,000	301,667
Willis Group Holdings PLC 5.75%, 3/15/2021	100,000	111,414
WR Berkley Corp. 4.63%, 3/15/2022 (a)	100,000	107,181
XLIT Ltd. 5.75%, 10/1/2021	100,000	117,263

		5,754,669

INTERNET SOFTWARE & SERVICES — 0.0% (b)
eBay, Inc. 0.70%, 7/15/2015 (a)	38,000	38,046
Google, Inc. 2.13%, 5/19/2016 (a)	100,000	104,357

		142,403

IT SERVICES — 0.2%
Fiserv, Inc. 3.13%, 6/15/2016	100,000	104,705
International Business Machines Corp.:
0.55%, 2/6/2015	500,000	499,245
5.70%, 9/14/2017	210,000	253,439
5.88%, 11/29/2032	165,000	218,682

		1,076,071

LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Mattel, Inc. 2.50%, 11/1/2016 (a)	100,000	104,218

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc.:
2.05%, 2/21/2014	30,000	30,475
2.25%, 8/15/2016	350,000	361,769
3.15%, 1/15/2023	100,000	103,071

		495,315

MACHINERY — 0.3%
Caterpillar, Inc.:
3.80%, 8/15/2042 (a)	100,000	98,709
6.05%, 8/15/2036 (a)	165,000	218,612
Danaher Corp. 2.30%, 6/23/2016	100,000	103,956
Deere & Co. 3.90%, 6/9/2042	150,000	153,242
Illinois Tool Works, Inc.:
3.90%, 9/1/2042 (a)	100,000	102,188
4.88%, 9/15/2041	100,000	117,031
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	100,000	122,126
John Deere Capital Corp.:
1.25%, 12/2/2014	150,000	152,139
2.25%, 6/7/2016 (a)	200,000	208,924
2.80%, 9/18/2017 (a)	400,000	429,880
Snap-On, Inc. 4.25%, 1/15/2018	100,000	108,896
Stanley Black & Decker, Inc. 3.40%, 12/1/2021 (a)	60,000	62,117
Xylem, Inc. 3.55%, 9/20/2016	150,000	159,754

		2,037,574

MEDIA — 1.2%
CBS Corp. 8.88%, 5/15/2019	200,000	272,589
Comcast Corp.:
5.15%, 3/1/2020	250,000	299,616
6.40%, 5/15/2038	310,000	397,074
6.50%, 1/15/2017	330,000	396,344
Cox Communications, Inc. 5.45%, 12/15/2014	32,000	34,978
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.20%, 3/15/2020	515,000	577,376
6.38%, 3/1/2041	150,000	174,013
Discovery Communications LLC:
4.38%, 6/15/2021	100,000	112,209
6.35%, 6/1/2040	250,000	309,768
NBCUniversal Media LLC:
2.88%, 4/1/2016	100,000	105,432
3.65%, 4/30/2015	75,000	79,795
5.15%, 4/30/2020	335,000	392,964
News America, Inc.:
4.50%, 2/15/2021 (a)	250,000	284,631
6.15%, 3/1/2037	240,000	292,846
Omnicom Group, Inc. 4.45%, 8/15/2020	285,000	320,252
The Walt Disney Co.:
0.88%, 12/1/2014	250,000	251,774
2.75%, 8/16/2021	100,000	103,525
3.75%, 6/1/2021 (a)	100,000	111,466
4.38%, 8/16/2041	100,000	112,299
Thomson Reuters Corp. 4.70%, 10/15/2019	100,000	115,023
Time Warner Cable, Inc.:
4.00%, 9/1/2021	100,000	108,557
5.50%, 9/1/2041	250,000	279,921
5.85%, 5/1/2017	330,000	389,749
6.55%, 5/1/2037	350,000	430,019
Time Warner, Inc.:
4.88%, 3/15/2020	600,000	691,401
7.70%, 5/1/2032	240,000	337,419
Viacom, Inc.:
3.50%, 4/1/2017	100,000	108,132
3.88%, 12/15/2021	350,000	379,705

		7,468,877

METALS & MINING — 0.7%
Alcoa, Inc. 5.40%, 4/15/2021 (a)	150,000	154,459

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Barrick Gold Corp. 2.90%, 5/30/2016	$250,000	$262,486
Barrick North America Finance LLC 5.70%, 5/30/2041	100,000	114,787
Barrick PD Australia Finance Pty Ltd. 4.95%, 1/15/2020 (a)	100,000	112,310
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	250,000	260,387
5.50%, 4/1/2014	350,000	371,765
6.50%, 4/1/2019	100,000	127,343
Cliffs Natural Resources, Inc. 4.88%, 4/1/2021 (a)	200,000	197,687
Freeport-McMoRan Copper & Gold, Inc. 1.40%, 2/13/2015	250,000	249,208
Newmont Mining Corp. 6.25%, 10/1/2039	100,000	120,906
Nucor Corp. 5.75%, 12/1/2017	250,000	299,564
Rio Tinto Finance USA PLC:
3.50%, 3/22/2022 (a)	250,000	264,197
4.75%, 3/22/2042	250,000	278,590
Rio Tinto Finance USA, Ltd.:
1.88%, 11/2/2015	300,000	307,724
3.75%, 9/20/2021	100,000	107,727
Teck Resources, Ltd.:
2.50%, 2/1/2018	100,000	101,741
3.75%, 2/1/2023 (a)	100,000	102,259
6.25%, 7/15/2041	200,000	233,889
Vale Overseas, Ltd. 6.88%, 11/21/2036	330,000	411,590

		4,078,619

MULTI-UTILITIES — 0.2%
Dominion Resources, Inc.:
1.80%, 3/15/2014	100,000	101,314
4.90%, 8/1/2041	250,000	283,642
6.40%, 6/15/2018	250,000	309,991
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	255,000	322,673
Sempra Energy 2.30%, 4/1/2017	150,000	154,505

		1,172,125

MULTILINE RETAIL — 0.2%
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	114,000	111,331
5.75%, 7/15/2014 (a)	60,000	64,243
6.70%, 7/15/2034	50,000	60,557
Nordstrom, Inc. 4.00%, 10/15/2021 (a)	100,000	111,375
Target Corp.:
2.90%, 1/15/2022 (a)	250,000	262,241
7.00%, 1/15/2038	220,000	320,331

		930,078

OFFICE ELECTRONICS — 0.1%
Xerox Corp. 2.95%, 3/15/2017	300,000	306,962

OIL, GAS & CONSUMABLE FUELS — 2.7%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	380,000	437,505
6.45%, 9/15/2036	100,000	125,239
Apache Corp.:
5.10%, 9/1/2040	100,000	112,284
5.63%, 1/15/2017	250,000	293,308
Baker Hughes, Inc. 3.20%, 8/15/2021	150,000	159,910
BP Capital Markets PLC:
1.70%, 12/5/2014	500,000	510,500
3.56%, 11/1/2021	100,000	108,221
4.74%, 3/11/2021	200,000	233,403
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	105,000	134,656
6.50%, 2/15/2037 (a)	250,000	325,917
Cenovus Energy, Inc.:
4.45%, 9/15/2042 (a)	100,000	104,448
4.50%, 9/15/2014	100,000	106,162
6.75%, 11/15/2039	100,000	135,713
CenterPoint Energy Resources Corp. 6.13%, 11/1/2017	100,000	119,591
Conoco, Inc. 6.95%, 4/15/2029	100,000	137,595
ConocoPhillips 6.50%, 2/1/2039	100,000	140,118
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	580,000	680,037
Devon Energy Corp.:
6.30%, 1/15/2019	100,000	123,723
7.95%, 4/15/2032	200,000	293,109
Encana Corp.:
5.15%, 11/15/2041 (a)	150,000	162,578
5.90%, 12/1/2017	100,000	118,863
Energy Transfer Partners LP:
6.50%, 2/1/2042	250,000	301,206
6.70%, 7/1/2018	100,000	120,507
Ensco PLC 4.70%, 3/15/2021 (a)	100,000	113,314
Enterprise Products Operating LLC:
3.20%, 2/1/2016	500,000	530,701
4.85%, 8/15/2042	250,000	264,259
5.20%, 9/1/2020 (a)	200,000	235,973
EOG Resources, Inc. 4.10%, 2/1/2021 (a)	100,000	113,231
FMC Technologies, Inc. 2.00%, 10/1/2017	100,000	100,603
Halliburton Co. 7.45%, 9/15/2039	100,000	149,168
Hess Corp. 5.60%, 2/15/2041	350,000	408,175
Husky Energy, Inc. 3.95%, 4/15/2022	250,000	268,127
Kinder Morgan Energy Partners LP:
3.95%, 9/1/2022 (a)	500,000	532,500
5.63%, 9/1/2041	50,000	57,011
5.80%, 3/15/2035	175,000	201,967
Marathon Oil Corp. 6.80%, 3/15/2032	100,000	132,035

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Marathon Petroleum Corp.:
3.50%, 3/1/2016	$55,000	$58,677
6.50%, 3/1/2041	25,000	31,349
Nexen, Inc. 5.88%, 3/10/2035	100,000	122,103
Noble Holding International, Ltd.:
3.05%, 3/1/2016 (a)	100,000	104,722
3.95%, 3/15/2022	100,000	105,145
Occidental Petroleum Corp.:
1.50%, 2/15/2018	400,000	405,611
2.50%, 2/1/2016	100,000	105,115
ONEOK Partners LP 6.13%, 2/1/2041 (a)	100,000	120,549
ONEOK, Inc. 4.25%, 2/1/2022	250,000	269,131
Pemex Project Funding Master Trust:
5.75%, 3/1/2018 (e)	100,000	116,750
6.63%, 6/15/2035 (e)	215,000	271,975
Petro-Canada 5.95%, 5/15/2035	100,000	122,299
Petrobras International Finance Co.:
3.50%, 2/6/2017 (a)	600,000	630,550
3.88%, 1/27/2016	100,000	105,579
5.75%, 1/20/2020	105,000	119,812
6.88%, 1/20/2040	105,000	133,529
Petroleos Mexicanos 4.88%, 1/24/2022 (e)	500,000	566,250
Phillips 66 5.88%, 5/1/2042 (c)	250,000	302,105
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/2023	100,000	98,982
4.30%, 1/31/2043	100,000	99,213
6.50%, 5/1/2018	100,000	123,586
Rowan Cos., Inc. 5.40%, 12/1/2042	100,000	101,092
Shell International Finance BV:
1.13%, 8/21/2017	100,000	100,354
3.10%, 6/28/2015	300,000	318,117
6.38%, 12/15/2038	220,000	310,359
Southern Natural Gas Co. 5.90%, 4/1/2017 (c)	580,000	679,023
Spectra Energy Capital LLC 8.00%, 10/1/2019	100,000	130,718
Statoil ASA:
3.13%, 8/17/2017	100,000	108,656
3.15%, 1/23/2022	50,000	52,841
4.25%, 11/23/2041 (a)	50,000	53,408
5.10%, 8/17/2040	225,000	269,268
Suncor Energy, Inc. 6.10%, 6/1/2018	200,000	245,158
Talisman Energy, Inc. 3.75%, 2/1/2021 (a)	150,000	160,540
Total Capital Canada, Ltd. 1.63%, 1/28/2014 (a)	100,000	101,256
Total Capital International SA 2.88%, 2/17/2022 (a)	350,000	363,638
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	99,940
6.10%, 6/1/2040 (a)	100,000	132,814
6.50%, 8/15/2018	250,000	314,895
Transocean, Inc.:
6.00%, 3/15/2018	55,000	64,145
6.80%, 3/15/2038	250,000	304,737
Valero Energy Corp.:
6.13%, 2/1/2020 (a)	65,000	78,579
6.63%, 6/15/2037	100,000	123,167
Williams Partners LP:
3.35%, 8/15/2022	100,000	101,672
5.25%, 3/15/2020	110,000	126,719

		16,445,785

PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp. 6.25%, 9/1/2042	100,000	103,768
Georgia-Pacific LLC 7.25%, 6/1/2028	190,000	246,972
International Paper Co. 7.50%, 8/15/2021 (a)	250,000	330,497
Plum Creek Timberlands LP 3.25%, 3/15/2023	100,000	97,897

		779,134

PERSONAL PRODUCTS — 0.0% (b)
The Estee Lauder Cos., Inc. 3.70%, 8/15/2042 (a)	100,000	96,051

PHARMACEUTICALS — 0.8%
Abbott Laboratories:
5.13%, 4/1/2019	99,000	118,717
6.00%, 4/1/2039	125,000	168,472
Aristotle Holding, Inc. 3.90%, 2/15/2022 (a)(c)	250,000	269,969
AstraZeneca PLC:
5.90%, 9/15/2017 (a)	150,000	182,031
6.45%, 9/15/2037 (a)	75,000	101,830
Bristol-Myers Squibb Co. 6.13%, 5/1/2038	250,000	337,693
Eli Lilly & Co. 5.20%, 3/15/2017 (a)	225,000	262,136
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	200,000	202,481
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	355,000	490,256
Johnson & Johnson:
2.15%, 5/15/2016	100,000	104,836
3.55%, 5/15/2021 (a)	250,000	281,848
4.85%, 5/15/2041	100,000	122,580
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	300,000	358,083
Pfizer, Inc.:
5.35%, 3/15/2015 (a)	500,000	551,343
6.20%, 3/15/2019	135,000	170,205
Sanofi 2.63%, 3/29/2016	100,000	104,956
Schering-Plough Corp. 6.00%, 9/15/2017	305,000	372,303
Teva Pharmaceutical Finance IV BV 3.65%, 11/10/2021	50,000	53,406

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Teva Pharmaceutical Finance IV LLC:
1.70%, 11/10/2014	$100,000	$101,838
2.25%, 3/18/2020	150,000	151,242
Watson Pharmaceuticals, Inc. 3.25%, 10/1/2022	200,000	204,245
Wyeth 5.95%, 4/1/2037	240,000	317,760

		5,028,230

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Boston Properties LP 4.13%, 5/15/2021	100,000	109,458
Camden Property Trust 4.88%, 6/15/2023	250,000	286,291
Digital Realty Trust LP 3.63%, 10/1/2022 (a)	100,000	99,411
Duke Realty LP 6.75%, 3/15/2020	25,000	29,875
ERP Operating LP:
5.13%, 3/15/2016	250,000	276,460
5.75%, 6/15/2017	100,000	116,763
HCP, Inc. 5.38%, 2/1/2021	100,000	113,147
Health Care REIT, Inc.:
4.13%, 4/1/2019	500,000	528,822
5.25%, 1/15/2022	100,000	111,407
6.20%, 6/1/2016	100,000	113,389
Liberty Property LP 3.38%, 6/15/2023	50,000	49,253
ProLogis LP 7.63%, 8/15/2014	100,000	109,011
Realty Income Corp. 5.88%, 3/15/2035	50,000	56,722
Simon Property Group LP:
2.15%, 9/15/2017 (a)	500,000	517,976
4.20%, 2/1/2015	300,000	318,231
Ventas Realty LP/Ventas Capital Corp. 2.00%, 2/15/2018	100,000	99,675
Vornado Realty LP 4.25%, 4/1/2015 (a)	100,000	104,928

		3,040,819

ROAD & RAIL — 0.4%
Burlington Northern Santa Fe LLC:
3.45%, 9/15/2021	350,000	375,283
4.38%, 9/1/2042 (a)	100,000	104,224
4.95%, 9/15/2041	100,000	111,850
Canadian National Railway Co.:
2.25%, 11/15/2022	100,000	99,340
2.85%, 12/15/2021	100,000	104,423
Canadian Pacific Railway, Ltd. 4.50%, 1/15/2022	100,000	110,987
CSX Corp.:
6.15%, 5/1/2037	165,000	209,406
6.25%, 4/1/2015	250,000	279,407
Norfolk Southern Corp. 7.70%, 5/15/2017	230,000	290,496
Ryder System, Inc. 2.50%, 3/1/2018	100,000	100,887
Union Pacific Corp.:
5.78%, 7/15/2040	200,000	250,274
6.13%, 2/15/2020	100,000	124,273
United Parcel Service, Inc. 1.13%, 10/1/2017	50,000	50,135

		2,210,985

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Applied Materials, Inc. 5.85%, 6/15/2041	100,000	122,905
Broadcom Corp. 2.50%, 8/15/2022 (c)	100,000	98,757
Intel Corp.:
4.25%, 12/15/2042	150,000	152,905
4.80%, 10/1/2041	185,000	200,926
Texas Instruments, Inc.:
0.45%, 8/3/2015	100,000	99,481
2.38%, 5/16/2016	100,000	104,836

		779,810

SOFTWARE — 0.2%
Microsoft Corp. 3.00%, 10/1/2020	400,000	430,158
Oracle Corp.:
2.50%, 10/15/2022	100,000	100,893
5.75%, 4/15/2018	200,000	243,780
6.13%, 7/8/2039	350,000	469,033

		1,243,864

SPECIALTY RETAIL — 0.2%
Kohl’s Corp. 3.25%, 2/1/2023	100,000	97,087
Lowe’s Cos., Inc.:
2.13%, 4/15/2016	100,000	103,970
5.50%, 10/15/2035	250,000	300,391
Staples, Inc. 9.75%, 1/15/2014	100,000	108,797
The Home Depot, Inc.:
5.40%, 3/1/2016 (a)	255,000	290,944
5.95%, 4/1/2041	250,000	338,504

		1,239,693

THRIFTS & MORTGAGE FINANCE — 0.1%
Murray Street Investment Trust I 4.65%, 3/9/2017	500,000	540,038
Santander Holdings USA, Inc. 3.00%, 9/24/2015	30,000	30,573

		570,611

TOBACCO — 0.2%
Altria Group, Inc.:
4.13%, 9/11/2015	250,000	271,395
9.70%, 11/10/2018	68,000	95,126
9.95%, 11/10/2038	100,000	164,495
Lorillard Tobacco Co.:
2.30%, 8/21/2017 (a)	100,000	101,027
3.50%, 8/4/2016	45,000	47,783

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Philip Morris International, Inc. 2.90%, 11/15/2021	$500,000	$519,987
Reynolds American, Inc.:
4.75%, 11/1/2042	100,000	101,170
7.63%, 6/1/2016	100,000	119,892

		1,420,875

WATER UTILITIES — 0.0% (b)
American Water Capital Corp. 4.30%, 12/1/2042	100,000	102,099

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
America Movil SAB de CV:
2.38%, 9/8/2016	500,000	518,484
5.00%, 3/30/2020	100,000	116,496
6.13%, 3/30/2040	100,000	131,519
American Tower Corp. 5.90%, 11/1/2021	100,000	118,539
AT&T Corp. 8.00%, 11/15/2031	16,000	24,070
AT&T, Inc.:
2.40%, 8/15/2016	150,000	156,706
4.35%, 6/15/2045 (c)	658,000	660,676
4.45%, 5/15/2021	700,000	811,289
5.35%, 9/1/2040	320,000	369,109
5.63%, 6/15/2016	200,000	229,380
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/1/2014	400,000	419,769
Deutsche Telekom International Finance BV 6.75%, 8/20/2018 (a)	410,000	511,158
France Telecom SA:
2.13%, 9/16/2015	100,000	102,720
4.13%, 9/14/2021 (a)	350,000	384,254
Rogers Communications, Inc. 6.80%, 8/15/2018	150,000	188,407
Telecom Italia Capital SA:
5.25%, 10/1/2015	200,000	212,500
7.72%, 6/4/2038	350,000	379,137
Telefonica Emisiones SAU 4.95%, 1/15/2015	210,000	219,450
US Cellular Corp. 6.70%, 12/15/2033	200,000	207,415
Vodafone Group PLC 5.63%, 2/27/2017	490,000	574,657

		6,335,735

TOTAL CORPORATE BONDS & NOTES —
(Cost $144,074,776)		153,780,722

FOREIGN GOVERNMENT OBLIGATIONS — 2.0%
Brazilian Government International Bond:
4.88%, 1/22/2021 (e)	850,000	1,022,975
7.88%, 3/7/2015 (e)	100,000	115,000
11.00%, 8/17/2040	150,000	189,150
Canada Government International Bond 0.88%, 2/14/2017	250,000	252,186
Chile Government International Bond 3.25%, 9/14/2021	100,000	108,517
China Development Bank Corp. 5.00%, 10/15/2015	100,000	110,237
Colombia Government International Bond:
7.38%, 3/18/2019 (e)	200,000	264,000
7.38%, 9/18/2037 (e)	250,000	387,500
Export Development Canada 2.25%, 5/28/2015	200,000	209,023
Federal Republic of Brazil 8.25%, 1/20/2034 (e)	360,000	606,600
Israel Government International Bond:
4.00%, 6/30/2022	100,000	108,500
5.13%, 3/26/2019	100,000	116,750
Italy Government International Bond 5.25%, 9/20/2016	500,000	531,463
Japan Bank for International Cooperation 1.13%, 7/19/2017	200,000	202,154
Japan Finance Corp. 2.25%, 7/13/2016	250,000	263,660
Japan Finance Organization for Municipalities 4.00%, 1/13/2021	100,000	115,759
Mexico Government International Bond:
3.63%, 3/15/2022 (e)	934,000	1,017,126
5.75%, 10/12/2110 (e)	300,000	360,000
5.88%, 2/17/2014 (e)	200,000	211,400
Panama Government International Bond:
5.20%, 1/30/2020	50,000	60,175
6.70%, 1/26/2036	200,000	285,000
Poland Government International Bond:
5.00%, 3/23/2022	200,000	235,906
5.13%, 4/21/2021	450,000	533,700
Province of British Columbia Canada 2.10%, 5/18/2016	350,000	368,051
Province of Manitoba Canada 1.38%, 4/28/2014	350,000	354,706
Province of New Brunswick Canada 2.75%, 6/15/2018	200,000	216,196
Province of Nova Scotia Canada 5.13%, 1/26/2017	100,000	116,337
Province of Ontario Canada:
2.30%, 5/10/2016	300,000	315,956
3.00%, 7/16/2018	1,000,000	1,092,224
4.10%, 6/16/2014	400,000	421,647
Province of Quebec Canada 7.50%, 9/15/2029	455,000	690,728
Republic of Italy 6.88%, 9/27/2023	200,000	231,591
Republic of Korea 5.75%, 4/16/2014	100,000	106,276
Republic of Peru:
7.13%, 3/30/2019 (e)	100,000	131,500
8.75%, 11/21/2033 (e)	250,000	436,250

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Republic of South Africa 5.50%, 3/9/2020	$100,000	$118,500
South Africa Government International Bond 4.67%, 1/17/2024	250,000	282,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $11,421,558)		12,189,243

U.S. GOVERNMENT AGENCY MBS TBA — 29.5%
Fannie Mae
3.00%, 30yr TBA (f)	1,500,000	1,572,656
3.00%, 15yr TBA (f)	3,550,000	3,749,133
3.50%, 15yr TBA (f)	3,750,000	3,980,273
3.50%, 30yr TBA (f)	10,200,000	10,878,937
4.00%, 30yr TBA (f)	11,800,000	12,651,812
4.00%, 15yr TBA (f)	3,000,000	3,210,000
4.50%, 30yr TBA (f)	15,000,000	16,204,687
4.50%, 15yr TBA (f)	1,250,000	1,344,336
5.00%, 15yr TBA (f)	2,000,000	2,165,313
5.00%, 30yr TBA (f)	9,500,000	10,291,172
5.50%, 30yr TBA (f)	10,000,000	10,864,062
6.00%, 30yr TBA (f)	5,750,000	6,280,078
6.50%, 30yr TBA (f)	1,500,000	1,672,734
Freddie Mac
3.00%, 15yr TBA (f)	4,000,000	4,203,750
3.50%, 15yr TBA (f)	1,500,000	1,578,047
3.50%, 30yr TBA (f)	2,500,000	2,659,375
4.00%, 30yr TBA (f)	7,500,000	8,008,594
4.00%, 15yr TBA (f)	3,500,000	3,705,625
4.50%, 15yr TBA (f)	1,750,000	1,862,383
4.50%, 30yr TBA (f)	9,250,000	9,922,070
5.00%, 30yr TBA (f)	9,000,000	9,690,469
5.00%, 15yr TBA (f)	500,000	536,328
5.50%, 15yr TBA (e)(f)	1,000,000	1,063,125
5.50%, 30yr TBA (f)	6,000,000	6,480,938
6.00%, 30yr TBA (f)	3,750,000	4,078,125
6.50%, 30yr TBA (f)	2,000,000	2,215,938
Ginnie Mae
3.50%, 30yr TBA (f)	5,500,000	5,977,813
4.00%, 30yr TBA (f)	7,350,000	8,063,180
4.50%, 30yr TBA (f)	11,000,000	12,045,000
5.00%, 30yr TBA (f)	8,000,000	8,726,250
5.50%, 30yr TBA (f)	4,000,000	4,390,625
6.00%, 30yr TBA (f)	2,000,000	2,238,125
6.50%, 30yr TBA (f)	750,000	858,867

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $182,966,482)		183,169,820

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.1%
Federal Home Loan Bank
0.45%, 8/7/2014	1,000,000	1,000,380
1.38%, 5/28/2014 (a)	750,000	761,807
4.75%, 12/16/2016	500,000	582,231
4.88%, 5/17/2017 (a)	1,200,000	1,415,295
5.00%, 11/17/2017 (a)	300,000	360,536
5.38%, 5/18/2016 (a)	1,250,000	1,454,443
5.50%, 7/15/2036	250,000	343,720
Federal Home Loan Mortgage Corp.
0.40%, 2/27/2014	100,000	100,052
0.55%, 2/27/2015	100,000	100,064
0.63%, 12/29/2014 (a)	1,000,000	1,006,533
0.80%, 1/13/2015	100,000	100,730
0.85%, 1/9/2015	100,000	100,012
1.00%, 7/30/2014 (a)	2,000,000	2,023,510
1.00%, 6/30/2015	100,000	100,655
1.00%, 2/24/2016	100,000	100,749
1.00%, 3/8/2017	1,000,000	1,013,411
1.10%, 7/25/2017	100,000	100,053
2.25%, 1/23/2017	100,000	102,189
2.38%, 1/13/2022	800,000	835,867
4.38%, 7/17/2015	500,000	550,734
4.50%, 4/2/2014	500,000	526,486
5.00%, 4/18/2017	723,000	854,191
6.75%, 3/15/2031	450,000	689,837
Federal National Mortgage Association
0.75%, 12/19/2014 (a)	2,500,000	2,522,442
0.85%, 7/18/2016	100,000	100,030
1.13%, 4/27/2017	1,000,000	1,017,915
1.25%, 4/23/2015	250,000	250,898
1.75%, 1/30/2019	100,000	101,075
2.00%, 9/21/2015	250,000	260,855
2.25%, 3/15/2016	300,000	316,376
2.50%, 5/15/2014	1,235,000	1,272,924
2.63%, 11/20/2014 (a)	300,000	313,250
4.50%, 10/1/2040	1,096,130	1,184,581
5.00%, 5/11/2017	510,000	603,703
5.38%, 6/12/2017	750,000	902,171
6.00%, 6/1/2017	51,219	51,772
7.13%, 1/15/2030 (a)	525,000	824,290
Government National Mortgage Association
4.00%, 6/15/2040	211,690	233,563
4.50%, 7/15/2039	849,587	931,216
Tennessee Valley Authority
3.88%, 2/15/2021	65,000	75,618
5.25%, 9/15/2039	450,000	592,144

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS —
(Cost $24,844,103)		25,778,308

U.S. TREASURY OBLIGATIONS — 33.9%
Treasury Bonds
2.75%, 8/15/2042	750,000	723,885
3.13%, 11/15/2041	3,150,000	3,295,184
3.13%, 2/15/2042	2,250,000	2,351,340
3.88%, 8/15/2040	2,500,000	3,003,450
4.38%, 5/15/2040	3,050,000	3,968,233
4.38%, 5/15/2041	1,600,000	2,083,424
4.50%, 8/15/2039	2,300,000	3,045,821
4.75%, 2/15/2037	3,000,000	4,093,710
4.75%, 2/15/2041 (a)	500,000	688,960
5.25%, 11/15/2028	500,000	690,970
5.38%, 2/15/2031 (a)	2,100,000	2,998,170
6.13%, 11/15/2027	2,000,000	2,971,560
6.25%, 8/15/2023	1,000,000	1,434,250
6.50%, 11/15/2026	300,000	455,631

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

6.88%, 8/15/2025	$750,000	$1,155,263
7.13%, 2/15/2023	1,000,000	1,508,370
7.50%, 11/15/2016	1,015,000	1,286,502
8.75%, 8/15/2020	1,130,000	1,749,217
8.88%, 8/15/2017 (a)	713,000	980,425
9.13%, 5/15/2018	500,000	719,625
Treasury Notes
0.25%, 2/28/2014	3,850,000	3,851,887
0.25%, 9/30/2014	2,500,000	2,500,550
0.25%, 12/15/2014	2,200,000	2,200,066
0.25%, 2/15/2015	3,750,000	3,748,162
0.25%, 7/15/2015	1,500,000	1,497,465
0.38%, 3/15/2015	2,500,000	2,504,850
0.50%, 8/15/2014	8,000,000	8,034,880
0.50%, 7/31/2017	500,000	497,005
0.88%, 12/31/2016	3,000,000	3,041,340
0.88%, 2/28/2017	2,250,000	2,279,722
0.88%, 4/30/2017	2,500,000	2,531,025
0.88%, 7/31/2019	500,000	493,910
1.00%, 5/15/2014	8,000,000	8,085,200
1.00%, 3/31/2017	2,750,000	2,799,472
1.25%, 2/15/2014 (a)	3,500,000	3,540,740
1.25%, 4/15/2014	2,500,000	2,533,075
1.38%, 11/30/2018 (a)	250,000	256,650
1.38%, 12/31/2018 (a)	300,000	307,821
1.38%, 2/28/2019	3,300,000	3,382,467
1.50%, 6/30/2016	10,000,000	10,366,700
1.50%, 8/31/2018	6,000,000	6,213,780
1.50%, 3/31/2019	2,250,000	2,320,920
1.63%, 8/15/2022 (a)	2,000,000	1,986,780
1.75%, 5/15/2022	500,000	504,295
1.88%, 6/30/2015	1,750,000	1,817,953
1.88%, 9/30/2017	2,000,000	2,112,420
2.00%, 11/15/2021	900,000	934,002
2.00%, 2/15/2022	1,000,000	1,034,060
2.13%, 12/31/2015	1,800,000	1,894,176
2.13%, 8/15/2021	3,250,000	3,416,497
2.25%, 7/31/2018	1,000,000	1,077,310
2.38%, 10/31/2014	13,555,000	14,077,138
2.38%, 2/28/2015	5,000,000	5,224,750
2.38%, 7/31/2017	5,000,000	5,392,150
2.63%, 2/29/2016 (a)	1,500,000	1,605,285
2.63%, 4/30/2018	1,000,000	1,096,170
2.63%, 8/15/2020	3,500,000	3,845,135
2.63%, 11/15/2020	1,500,000	1,645,365
2.75%, 11/30/2016	4,380,000	4,758,651
2.75%, 2/15/2019	500,000	553,765
3.00%, 8/31/2016	2,750,000	3,000,965
3.00%, 2/28/2017	2,000,000	2,200,320
3.13%, 10/31/2016	2,750,000	3,023,158
3.13%, 5/15/2019 (g)	5,500,000	6,229,905
3.13%, 5/15/2021	1,000,000	1,133,960
3.38%, 11/15/2019	2,500,000	2,874,800
3.50%, 2/15/2018	2,250,000	2,562,300
3.50%, 5/15/2020	3,000,000	3,483,060
3.63%, 8/15/2019	500,000	582,340
3.63%, 2/15/2020	500,000	584,220
3.63%, 2/15/2021	3,000,000	3,521,070
4.00%, 2/15/2014	6,100,000	6,358,213
4.13%, 5/15/2015	3,000,000	3,269,730
4.63%, 11/15/2016	2,500,000	2,893,125
4.75%, 8/15/2017 (a)	2,425,000	2,879,372
5.13%, 5/15/2016	810,000	936,741

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $202,827,989)		210,700,858

COMMERCIAL MORTGAGE BACKED SECURITIES — 1.0%
Bank of America Commercial Mortgage, Inc. 5.69%, 6/10/2049 (d)	780,000	903,599
Bear Stearns Commercial Mortgage Securities 4.75%, 2/13/2046 (d)	550,000	583,297
GE Capital Commercial Mortgage Corp. 5.54%, 12/10/2049	400,000	452,378
Greenwich Capital Commercial Funding Corp. 4.80%, 8/10/2042 (d)	250,000	266,700
GS Mortgage Securities Corp. II:
5.40%, 8/10/2038 (d)	250,000	264,599
5.55%, 4/10/2038 (d)	250,000	280,571
JPMorgan Chase Commercial Mortgage Securities Corp.:
3.14%, 5/15/2045	250,000	266,844
4.87%, 3/15/2046	250,000	253,838
5.44%, 6/12/2047	510,000	587,465
5.81%, 6/12/2043 (d)	500,000	572,139
LB-UBS Commercial Mortgage Trust 4.37%, 3/15/2036	450,000	466,501
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.38%, 8/12/2048	400,000	457,699
Morgan Stanley Capital I:
5.51%, 11/12/2049 (d)	475,000	550,659
5.61%, 4/15/2049	76,791	79,990
Wachovia Bank Commercial Mortgage Trust 5.24%, 10/15/2044 (d)	265,464	293,581

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES —
(Cost $4,879,376)		6,279,860

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
THRIFTS & MORTGAGE FINANCE — 0.8%
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.66%, 10/15/2048	900,000	920,591
Commercial Mortgage Pass Through Certificates 4.06%, 12/10/2044	1,500,000	1,656,312
Greenwich Capital Commercial Funding Corp. 5.87%, 7/10/2038 (d)	840,000	963,291
LB-UBS Commercial Mortgage Trust 5.66%, 3/15/2039 (d)	500,000	566,161

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Merrill Lynch Mortgage Trust 5.85%, 6/12/2050 (d)	$648,083	$690,170
Morgan Stanley Capital I, Inc. 5.85%, 12/12/2049 (e)	444,583	462,366

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS —
(Cost $5,209,150)		5,258,891

ASSET BACKED — 0.3%
AUTOMOBILES — 0.2%
Ford Credit Auto Owner Trust 0.84%, 8/15/2016	500,000	502,510
Honda Auto Receivables Owner Trust 0.91%, 5/15/2018	172,000	173,650
Hyundai Auto Receivables Trust 0.81%, 3/15/2018	250,000	251,716

		927,876

CREDIT CARD RECEIVABLES — 0.1%
Citibank Credit Card Issuance Trust:
4.90%, 6/23/2016	200,000	213,149
5.35%, 2/7/2020	295,000	355,689
6.15%, 6/15/2039	250,000	331,418

		900,256

MULTI-UTILITIES — 0.0% (b)
CenterPoint Energy Transition Bond Co. LLC 5.17%, 8/1/2019	250,000	282,825

TOTAL ASSET BACKED —
(Cost $2,053,302)		2,110,957

MUNICIPAL BONDS & NOTES — 0.9%
CALIFORNIA — 0.2%
California, State General Obligation:
5.95%, 4/1/2016	35,000	39,262
7.30%, 10/1/2039	500,000	696,530
7.60%, 11/1/2040	150,000	220,379
Los Angeles, CA, Unified School District, General Obligation 6.76%, 7/1/2034	150,000	201,192
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 6.00%, 11/1/2040	50,000	62,783
University of California 4.86%, 5/15/2112	150,000	159,534

		1,379,680

CONNECTICUT — 0.0% (b)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	115,261

GEORGIA — 0.1%
Georgia, Municipal Electric Authority Revenue 7.06%, 4/1/2057	250,000	284,485
Georgia, State General Obligation 4.50%, 11/1/2025	200,000	233,854

		518,339

ILLINOIS — 0.1%
Illinois, State General Obligation:
4.07%, 1/1/2014	100,000	102,930
5.10%, 6/1/2033	200,000	198,716
7.35%, 7/1/2035	250,000	303,647

		605,293

MASSACHUSETTS — 0.0% (b)
Massachusetts, State General Obligation 4.91%, 5/1/2029	100,000	117,319

NEW JERSEY — 0.1%
New Jersey, State Transportation Trust Revenue 6.10%, 12/15/2028	100,000	114,174
New Jersey, State Turnpike Authority Revenue 7.10%, 1/1/2041	250,000	362,368
Rutgers University, Revenue 5.67%, 5/1/2040	80,000	100,983

		577,525

NEW YORK — 0.2%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	280,824
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	125,028
New York, NY, General Obligation 5.52%, 10/1/2037	85,000	105,618
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	250,000	327,522
Port Authority of New York & New Jersey 5.86%, 12/1/2024	250,000	320,073

		1,159,065

OHIO — 0.1%
Ohio State University 4.91%, 6/1/2040	100,000	118,889
Ohio, American Municipal Power, Inc., Revenue 6.45%, 2/15/2044	200,000	240,454

		359,343

PENNSYLVANIA — 0.1%
Pennsylvania, Public School Building Authority Revenue 5.00%, 9/15/2027	100,000	116,957
Pennsylvania, Turnpike Commission Revenue 5.51%, 12/1/2045	75,000	89,846

		206,803

PUERTO RICO — 0.0% (b)
Government Development Bank for Puerto Rico 4.38%, 2/1/2019	150,000	147,000

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

TEXAS — 0.0% (b)
Texas, State Transportation Commission, Revenue, Series B 5.18%, 4/1/2030	$100,000	$122,747

WASHINGTON — 0.0% (b)
Washington, State General Obligation 5.14%, 8/1/2040	150,000	186,057

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $5,020,079)		5,494,432

	Shares
SHORT TERM INVESTMENTS — 36.1%
MONEY MARKET FUNDS — 36.1%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	23,709,085	23,709,085
State Street Institutional Liquid Reserves Fund 0.17% (i)(j)	200,453,017	200,453,017

TOTAL SHORT TERM INVESTMENTS — (k)
(Cost $224,162,102)		224,162,102

TOTAL INVESTMENTS — 133.3% (l)
(Cost $807,458,917)		828,925,193
OTHER ASSETS & LIABILITIES — (33.3)%		(207,191,598)

NET ASSETS — 100.0%		$621,733,595

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.5% of net assets as of December 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable rate security. Rate shown is rate in effect at December 31, 2012. Maturity date disclosed is the ultimate maturity.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(f)	When-issued security.
(g)	Security, or a portion of the security has been designated as collateral for TBA securities.
(h)	Investments of cash collateral for securities loaned.
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(j)	The rate shown is the annualized seven-day yield at period end.
(k)	Value is determined based on Level 1 inputs. (Note 2)
(l)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust
TBA = To Be Announced

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.1%
ALABAMA — 0.4%
Alabama, Auburn University, General Fee Revenue Series A 5.00%, 6/1/2036	$890,000	$1,022,824
Alabama, Federal Aid Highway Finance Authority Revenue 5.00%, 3/1/2015	1,650,000	1,802,823
Alabama, Public School & College Authority Revenue 5.00%, 12/1/2023	1,500,000	1,763,055

		4,588,702

ALASKA — 0.3%
Alaska, State General Obligation Series A 5.00%, 8/1/2024	2,580,000	3,166,898

ARIZONA — 3.7%
Arizona, Salt River Project, Agricultural Improvement & Power District:
Series A 5.00%, 1/1/2016	500,000	563,540
Series A 5.00%, 1/1/2027	500,000	576,575
Series A 5.00%, 12/1/2031	12,000,000	14,422,920
Series A 5.00%, 1/1/2033	5,000,000	5,748,550
Series A 5.00%, 1/1/2033	2,305,000	2,636,666
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2021	1,500,000	1,724,400
Arizona, State Transportation Board, Highway Revenue Series A 5.00%, 7/1/2028	7,145,000	8,343,574
Chandler, AZ, General Obligation 4.25%, 7/1/2026	5,000,000	5,660,200
Mesa, AZ, Highway Revenue Series A 5.00%, 7/1/2020	1,800,000	1,984,248
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Senior Lien 5.50%, 7/1/2019	1,000,000	1,226,670
Pima County, AZ, Industrial Development Authority, Lease Revenue 5.00%, 9/1/2039	2,000,000	2,100,840

		44,988,183

ARKANSAS — 0.0% (a)
Fort Smith, AR, Sales & Use Tax Revenue 3.60%, 5/1/2026	565,000	590,041

CALIFORNIA — 12.1%
California, Bay Area Toll Authority Revenue 5.00%, 4/1/2026	9,135,000	11,033,892
California, East Bay Municipal Utility District, Water System Revenue Series B 5.00%, 6/1/2023	215,000	278,141
California, State Department of Water Resources, Revenue Series L 5.00%, 5/1/2020	10,000,000	12,411,300
California, State University Revenue Series A 5.00%, 11/1/2033 (b)	3,500,000	4,012,540
Eastern Municipal Water District, CA, Water & Sewer Revenue Series H 5.00%, 7/1/2033	6,035,000	7,002,833
Long Beach, CA, Community College District, General Obligation Series B 5.00%, 8/1/2039	2,000,000	2,293,060
Los Angeles, CA, Community College District, General Obligation Series E-1 5.00%, 8/1/2026	1,000,000	1,172,480
Los Angeles, CA, Department of Airports Revenue Series B 5.00%, 5/15/2035	4,500,000	5,237,820
Los Angeles, CA, Department of Water & Power Revenue:
Series C 5.00%, 1/1/2016	2,000,000	2,237,180
Series A 5.00%, 7/1/2020	7,400,000	9,222,842
Los Angeles, CA, General Obligation Series B 5.00%, 9/1/2022	10,000,000	12,356,000
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	1,250,000	1,383,363
Series KRY 5.00%, 7/1/2018	330,000	395,868
Series D 5.00%, 1/1/2034	575,000	649,612
Los Angeles, CA, Wastewater System Revenue:
Series A 5.00%, 6/1/2029	1,000,000	1,161,300
5.00%, 6/1/2039	1,845,000	2,079,241
Los Rios, CA, Community College District Election of 2008 Series A 5.00%, 8/1/2035	5,000,000	5,705,700
Metropolitan Water District of Southern California Series C 5.00%, 10/1/2027	4,120,000	5,577,944
Metropolitan Water District of Southern California, Waterworks Revenue Series A 5.00%, 1/1/2029	4,900,000	5,705,119
Oakland, CA, Joint Powers Financing Authority Lease Revenue Series B 5.00%, 8/1/2022 (b)	2,105,000	2,381,913
Pasadena, CA, Unified School District, General Obligation 5.00%, 5/1/2034	500,000	588,360
Sacramento, CA, Sanitation Districts Financing Authority Revenue 5.00%, 12/1/2024	3,500,000	4,235,245
San Diego, CA, Community College District 5.00%, 8/1/2041	1,030,000	1,185,551
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
Series B 5.00%, 5/15/2021	1,000,000	1,204,920
Series A 5.25%, 5/15/2039	1,000,000	1,131,910

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

San Diego, CA, Unified School District Election of 2008 Series A Zero Coupon, 7/1/2028 (c)	$2,000,000	$1,028,400
San Francisco, CA, Bay Area Rapid Transit District Revenue:
Series A 5.00%, 7/1/2029	500,000	605,510
Series A 5.00%, 7/1/2030	500,000	602,695
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue 5.13%, 4/1/2047	655,000	724,024
San Francisco, CA, Community College District, General Obligation Series B 5.00%, 6/15/2028 (b)	5,000,000	5,281,400
San Francisco, CA, Public Utilities Commission, Water Revenue:
Series B 5.00%, 9/1/2018	9,755,000	11,513,241
Subseries A 5.00%, 11/1/2024	6,750,000	8,319,173
5.00%, 6/15/2027	500,000	545,810
Series A 5.00%, 11/1/2030	6,000,000	7,128,840
San Francisco, CA, Unified School District, General Obligation 4.00%, 6/15/2025	900,000	1,027,305
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue Series A 5.50%, 3/1/2041	4,700,000	5,548,256
University of California, Revenue:
Series S 5.00%, 5/15/2040	1,000,000	1,153,650
Series Q 5.25%, 5/15/2028	2,855,000	3,332,299

		147,454,737

COLORADO — 2.3%
Adams & Arapahoe, CO, Joint School District 28J Aurora 5.00%, 12/1/2023	5,000,000	6,260,400
Colorado Springs, CO, Utilities System Revenue Series C-1 4.00%, 11/15/2030	9,000,000	9,916,830
Colorado, State Higher Education Capital Construction Lease Purchase Program, Certificates of Participation 5.50%, 11/1/2027	500,000	628,940
Denver, CO, City & County General Obligation 5.25%, 8/1/2018	325,000	396,555
Denver, CO, City & County, School District No. 1 General Obligation Series C 5.00%, 12/1/2023	1,175,000	1,497,737
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue:
Series A 3.00%, 4/1/2028	5,415,000	5,462,869
Series A 3.00%, 4/1/2029	650,000	652,594
Platte River, CO, Power Authority Revenue:
Series HH 5.00%, 6/1/2024	1,255,000	1,498,696
Series HH 5.00%, 6/1/2029	1,000,000	1,173,010

		27,487,631

CONNECTICUT — 1.9%
Connecticut, State General Obligation:
Series A 5.00%, 1/1/2016	500,000	563,540
Series B 5.00%, 12/1/2016	1,575,000	1,828,370
5.00%, 12/1/2020	7,500,000	9,244,125
5.00%, 12/1/2021	7,500,000	9,188,850
Series C 5.50%, 11/1/2016	1,505,000	1,770,919

		22,595,804

DELAWARE — 1.1%
Delaware, State General Obligation:
5.00%, 7/1/2017	2,755,000	3,267,182
Series B 5.00%, 7/1/2017	150,000	177,886
Delaware, State Transportation Authority, Transportation System Revenue 5.00%, 7/1/2022	5,280,000	6,705,917
New Castle County, DE, General Obligation Series A 5.00%, 7/15/2039	2,500,000	2,854,225

		13,005,210

DISTRICT OF COLUMBIA — 1.8%
District of Columbia, Income Tax Secured Revenue:
Series C 4.00%, 12/1/2035	7,000,000	7,472,150
Series A 5.00%, 12/1/2023	1,235,000	1,551,333
District of Columbia, Water & Sewer Authority, Public Utility Revenue Series A 5.50%, 10/1/2039	5,000,000	5,953,600
Metropolitan Washington, DC, Airport Authority System Revenue:
Zero Coupon, 10/1/2033 (b)(c)	1,785,000	660,646
Series C 5.00%, 10/1/2028	5,000,000	5,786,150

		21,423,879

FLORIDA — 5.0%
Broward County, FL, Water & Sewer Utility Revenue Series A 5.00%, 10/1/2037	450,000	526,761
Citizens Property Insurance Corp., FL Series A-1 4.50%, 6/1/2020 (b)	1,000,000	1,149,050
Florida, State Board of Education, Capital Outlay:
Series A 4.00%, 6/1/2021	750,000	872,482
Series C 4.00%, 6/1/2027	620,000	687,146
Series B 5.00%, 6/1/2015	2,600,000	2,874,430
Series A 5.00%, 6/1/2018	4,000,000	4,805,240
Series D 5.00%, 6/1/2021	500,000	609,025
Series D 5.00%, 6/1/2024	7,550,000	9,098,731
Florida, State Board of Education, General Obligation 5.00%, 6/1/2037	1,000,000	1,139,680
Florida, State Hurricane Catastrophe Fund Revenue Series A 5.00%, 7/1/2014	1,045,000	1,112,204
Florida, State, Department of Transportation General Obligation:
3.25%, 7/1/2030	1,000,000	1,008,890
Series A 5.00%, 7/1/2016	275,000	313,772

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

5.00%, 7/1/2021	$500,000	$627,260
Florida, Water Pollution Control Financing Revenue Series A 5.00%, 7/15/2014	1,375,000	1,471,415
JEA, FL, Bulk Power Supply System Revenue, Scherer 4 Project Series A 5.63%, 10/1/2033	5,000,000	5,284,550
Miami-Dade County, FL, General Obligation:
4.75%, 7/1/2034	1,675,000	1,882,315
5.00%, 10/1/2023 (b)	500,000	552,085
5.00%, 7/1/2031	1,980,000	2,271,100
6.00%, 10/1/2023	1,270,000	1,578,496
Miami-Dade County, FL, School Board Certificates of Participation Series B 4.00%, 5/1/2017 (b)	1,000,000	1,098,130
Orlando, FL, Utilities Commission Revenue 5.00%, 10/1/2029	1,400,000	1,654,268
Orlando, FL, Utilities Commission, Utility System Revenue Series A 5.00%, 10/1/2023 (d)	2,500,000	3,163,600
Palm Beach County, FL, Public Improvement Revenue:
5.00%, 6/1/2025	9,040,000	11,051,400
5.00%, 5/1/2038	5,000,000	5,611,500
Tohopekaliga, FL, Water Authority Utility System Revenue 5.75%, 10/1/2029	750,000	925,710

		61,369,240

GEORGIA — 2.8%
Douglas County, GA, General Obligation 5.00%, 8/1/2016	4,000,000	4,606,200
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	1,430,000	1,645,401
Georgia, State Environmental Loan Acquisition Corp. Revenue 5.13%, 3/15/2031	5,000,000	5,862,000
Georgia, State General Obligation:
Series F 5.00%, 12/1/2016	500,000	584,010
Series E 5.00%, 7/1/2018	700,000	853,020
Series B 5.00%, 7/1/2022	4,500,000	5,361,300
Series I 5.00%, 7/1/2022	1,000,000	1,214,350
Series B 5.00%, 7/1/2024	1,145,000	1,347,573
Georgia, State Road & Tollway Authority Revenue Series B 5.00%, 10/1/2022	4,500,000	5,785,920
Gwinnett County, GA, School District, General Obligation 5.00%, 2/1/2019	5,380,000	6,620,359
Gwinnett County, GA, Water & Sewerage Authority Revenue 5.00%, 8/1/2023	500,000	629,770

		34,509,903

HAWAII — 1.2%
City & County of Honolulu, HI, General Obligation:
Series A 5.25%, 8/1/2031	2,620,000	3,202,373
Series A 5.25%, 8/1/2034	1,500,000	1,806,300
City & County of Honolulu, HI, Wastewater System Revenue Series A 5.00%, 7/1/2041	7,000,000	7,997,500
Hawaii, State General Obligation Series EA 5.00%, 12/1/2016	955,000	1,108,230

		14,114,403

IDAHO — 0.5%
Idaho, Housing & Financing Association, Unemployment Compensation Revenue 5.00%, 8/15/2015	5,000,000	5,514,700

ILLINOIS — 3.8%
Chicago, IL, Board of Education, General Obligation Series A 5.00%, 12/1/2041	1,660,000	1,813,235
Chicago, IL, General Obligation:
Series C Zero Coupon, 1/1/2031 (c)	600,000	264,726
Series C 5.00%, 1/1/2023	3,785,000	4,426,482
Series A 5.25%, 1/1/2037	5,000,000	5,411,850
Chicago, IL, O’Hare International Airport Revenue Series A 5.00%, 1/1/2038 (b)	1,500,000	1,620,060
Chicago, IL, Park District, General Obligation Series C 5.25%, 1/1/2040	500,000	575,195
Cook County, IL, General Obligation:
Series A 5.00%, 11/15/2019	2,000,000	2,402,880
Series A 5.25%, 11/15/2033	8,520,000	9,649,496
Illinois, State Finance Authority Revenue Series A 5.00%, 10/1/2051	3,020,000	3,353,650
Illinois, State General Obligation:
5.00%, 1/1/2015 (b)	1,055,000	1,134,747
5.00%, 1/1/2018 (b)	595,000	683,054
Illinois, State Sales Tax Revenue Series A 4.75%, 6/15/2034	970,000	1,070,618
Illinois, State Toll Highway Authority Revenue 5.00%, 1/1/2028	1,300,000	1,463,761
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue Series A 5.00%, 6/15/2016	4,060,000	4,644,599
Illinois, University of Chicago, Finance Authority Revenue:
Series A 4.00%, 10/1/2032	955,000	1,015,824
Series B 6.25%, 7/1/2038	5,000,000	6,149,650

		45,679,827

INDIANA — 0.5%
Indiana, State Finance Authority, Lease Revenue Series A-1 5.00%, 11/1/2015	3,000,000	3,348,540

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Indianapolis, IN, Public Improvement Revenue Series B 5.00%, 2/1/2019	$1,995,000	$2,431,326

		5,779,866

IOWA — 0.2%
Iowa, State Finance Authority Revenue:
5.00%, 8/1/2020	600,000	747,594
5.00%, 8/1/2030	1,000,000	1,187,620

		1,935,214

KANSAS — 0.5%
Kansas, State Department of Transportation, Highway Revenue Series B 5.00%, 9/1/2019	3,500,000	4,361,280
Wichita, KS, Water & Sewer Utility Revenue Series A 5.00%, 10/1/2039	1,975,000	2,210,539

		6,571,819

KENTUCKY — 0.6%
Kentucky, State Asset/Liability Commission Agency Revenue Series A 5.00%, 9/1/2021	570,000	699,931
Kentucky, State Economic Development Finance Authority Revenue Series A-1 6.00%, 12/1/2033 (b)	1,045,000	1,153,178
Kentucky, State Property & Buildings Commission Revenue:
Series A 3.00%, 8/1/2014	1,600,000	1,656,000
5.00%, 11/1/2017 (b)	450,000	531,545
Series A 5.00%, 11/1/2017	375,000	442,954
5.00%, 11/1/2018	1,000,000	1,209,400
Kentucky, State Turnpike Authority, Economic Development Road Revenue Series A 5.00%, 7/1/2028	1,475,000	1,723,272

		7,416,280

LOUISIANA — 0.1%
Louisiana, State Gas & Fuels Tax Revenue Series B 5.00%, 5/1/2025	1,000,000	1,211,020
Louisiana, State General Obligation Series A 5.00%, 11/15/2018	200,000	243,794

		1,454,814

MARYLAND — 2.8%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2019	1,410,000	1,736,020
Howard County, MD, General Obligation Series B 5.00%, 8/15/2017	4,745,000	5,631,698
Maryland, State Department of Transportation, Consolidated Transportation Revenue 5.00%, 2/15/2016	250,000	283,632
Maryland, State Economic Development Corp. Lease Revenue 3.25%, 6/1/2025	480,000	506,770
Maryland, State General Obligation:
Series C 4.00%, 8/15/2022	1,000,000	1,203,190
Series C 5.00%, 3/1/2017	3,110,000	3,652,913
Series B 5.00%, 8/1/2017	540,000	641,952
Series C 5.00%, 11/1/2018	4,325,000	5,315,252
Maryland, State Transportation Authority, Grant & Revenue Anticipation 5.25%, 3/1/2017	1,575,000	1,842,734
Montgomery County, MD, General Obligation:
Series A 4.00%, 7/1/2030	5,000,000	5,503,500
Series A 5.00%, 7/1/2017	5,000,000	5,845,100
Washington, MD, Suburban Sanitation District, General Obligation 5.00%, 6/1/2017	2,000,000	2,365,020

		34,527,781

MASSACHUSETTS — 3.1%
Boston, MA, General Obigation 4.00%, 4/1/2018	450,000	519,516
Massachusetts, State General Obligation:
Series B 3.00%, 6/1/2027	160,000	162,555
Series D 4.25%, 10/1/2027	2,750,000	3,141,958
Series A 4.50%, 6/1/2027	455,000	536,072
Series B 5.00%, 7/1/2019	590,000	727,954
Series A 5.00%, 3/1/2025	965,000	1,166,106
Series B 5.00%, 8/1/2025	5,000,000	6,144,100
Massachusetts, State Health & Educational Facilities Authority, Revenue Series A 5.50%, 11/15/2036	2,510,000	3,004,495
Massachusetts, State Port Authority Revenue 5.00%, 7/1/2040	405,000	468,986
Massachusetts, State School Building Authority Revenue:
Series 2009-1 5.00%, 5/1/2019	815,000	1,001,407
Series B 5.00%, 10/15/2041	1,500,000	1,715,070
Massachusetts, State School Building Authority, Sales Tax Revenue Series B 5.00%, 8/15/2018	5,000,000	6,070,850
Massachusetts, State Water Pollution Abatement Trust Revenue:
5.00%, 8/1/2024	500,000	606,385
5.00%, 8/1/2024	480,000	588,307
Massachusetts, State Water Resources Authority Revenue:
Series B 5.00%, 8/1/2026	5,830,000	7,198,359
Series B 5.00%, 8/1/2030	2,775,000	3,297,338
Series A 5.00%, 8/1/2042	1,500,000	1,727,805

		38,077,263

MICHIGAN — 0.6%
Detroit, MI, General Obligation:
5.00%, 11/1/2030	500,000	552,005

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

5.25%, 11/1/2035	$550,000	$603,124
Michigan, Municipal Bond Authority Revenue:
5.00%, 10/1/2023	1,000,000	1,200,170
5.00%, 10/1/2029	2,905,000	3,531,725
Michigan, State Finance Authority Revenue 5.00%, 10/1/2022	1,000,000	1,247,660
Michigan, State Grant Anticipation Revenue 5.25%, 9/15/2021 (b)	450,000	518,517

		7,653,201

MINNESOTA — 1.4%
Minnesota, State General Obligation:
Series B 5.00%, 8/1/2018	1,700,000	2,075,037
Series D 5.00%, 8/1/2018	2,000,000	2,441,220
Series A 5.00%, 10/1/2018	3,320,000	4,071,648
Series D 5.00%, 8/1/2019	2,275,000	2,839,541
Series D 5.00%, 8/1/2020	450,000	569,736
Series D 5.00%, 8/1/2021	715,000	898,791
Seried D 5.00%, 8/1/2022	855,000	1,071,289
University of Minnesota, Revenue Series A 5.00%, 12/1/2018	2,750,000	3,349,555

		17,316,817

MISSISSIPPI — 0.3%
Mississippi, State General Obligation Series A 5.00%, 10/1/2036	3,000,000	3,426,000

MISSOURI — 0.1%
Missouri, State Board of Public Buildings, Special Obligation Series A 1.00%, 10/1/2026	965,000	726,790
Missouri, State Health & Educational Facilities Authority Revenue Series A 5.25%, 3/15/2018	500,000	610,470
Missouri, State Highway & Transportation Commission, State Road Revenue Series A 5.00%, 5/1/2016	150,000	171,321

		1,508,581

NEBRASKA — 0.3%
Omaha, NE, Public Power District Electric Revenue:
Series C 5.00%, 2/1/2018	1,000,000	1,201,840
Series C 5.00%, 2/1/2019	1,250,000	1,532,413
University of Nebraska, Revenue 5.00%, 7/1/2038	1,000,000	1,164,130

		3,898,383

NEVADA — 1.5%
Clark County, NV, General Obligation 5.00%, 6/1/2026	8,305,000	9,696,586
Clark County, NV, School District, General Obligation Series A 5.00%, 6/15/2022	3,000,000	3,465,630
Las Vegas Valley, NV, Water District, General Obligation Series A 5.00%, 2/1/2033	350,000	393,054
Las Vegas, NV, General Obligation 6.00%, 4/1/2039	4,265,000	4,919,933

		18,475,203

NEW JERSEY — 1.5%
New Jersey, Environmental Infrastructure Trust Revenue:
Series A 4.00%, 9/1/2022	15,000	17,479
Series A 4.00%, 9/1/2022	3,185,000	3,585,864
Series A 4.00%, 9/1/2027	30,000	34,957
Series A 4.00%, 9/1/2027	2,490,000	2,750,902
New Jersey, State General Obligation 5.00%, 6/1/2019	8,825,000	10,820,244
New Jersey, State Higher Education Assistance Authority Revenue Series 1A 5.00%, 12/1/2017	1,410,000	1,611,757

		18,821,203

NEW MEXICO — 1.1%
Albuquerque, NM, Municipal School District, General Obligation Series A 4.00%, 8/1/2022	6,650,000	7,496,080
New Mexico, State Finance Authority Revenue Series A 5.00%, 6/1/2038	2,400,000	2,744,784
New Mexico, State Finance Authority Transportation Revenue 5.00%, 6/15/2017	3,000,000	3,533,580

		13,774,444

NEW YORK — 19.6%
Erie County, NY, Fiscal Stability Authority Sales Tax Revenue Series A 5.00%, 5/15/2020	1,000,000	1,236,060
Erie County, NY, Industrial Development Agency Revenue:
5.25%, 5/1/2029	1,390,000	1,624,410
Series A 5.75%, 5/1/2019 (b)	1,500,000	1,871,205
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.38%, 11/1/2028	1,275,000	1,503,544
New York & New Jersey, Port Authority Revenue:
4.00%, 12/1/2027	2,600,000	2,883,686
4.25%, 7/15/2040	1,000,000	1,054,680
156th Series 4.75%, 11/1/2036	7,000,000	7,756,000
5.00%, 7/15/2039	4,500,000	5,083,155
New York, NY, City Municipal Water Finance Authority:
4.25%, 6/15/2031	3,000,000	3,332,340
4.50%, 6/15/2032	1,000,000	1,120,180
Series DD 4.50%, 6/15/2038	2,310,000	2,494,962
Series DD 4.63%, 6/15/2031	1,030,000	1,159,244
5.00%, 6/15/2026	3,000,000	3,628,860
5.00%, 6/15/2027	545,000	645,999
Series A 5.00%, 6/15/2038	1,000,000	1,112,160
5.00%, 6/15/2043	3,500,000	3,938,200
Series GG-2 5.25%, 6/15/2040	625,000	723,925
Series A 5.50%, 6/15/2021	1,150,000	1,407,267

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
Series FF 4.00%, 6/15/2045	$1,000,000	$1,040,730
Series CC 5.00%, 6/15/2045	325,000	367,767
New York, NY, City Transitional Finance Authority:
Series E-1 5.00%, 2/1/2018	500,000	597,630
5.00%, 11/1/2020	1,025,000	1,284,069
Series C 5.00%, 11/1/2028	2,000,000	2,421,900
5.50%, 11/1/2035	4,545,000	5,544,536
New York, NY, City Transitional Finance Authority Revenue Series B 5.00%, 11/1/2018	3,605,000	4,393,846
New York, NY, City Transitional Finance Authority, Building Aid Revenue Seres S-1 5.00%, 7/15/2030	4,675,000	5,547,261
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
Series B 5.00%, 11/1/2016	510,000	593,462
Series B 5.00%, 11/1/2016	490,000	568,777
Series D 5.00%, 11/1/2016	1,690,000	1,961,701
Series C 5.00%, 11/1/2020	645,000	811,616
Series F-1 5.00%, 5/1/2021	500,000	628,010
Series A-1 5.00%, 5/1/2023	20,000	24,836
Series A-1 5.00%, 5/1/2023	845,000	1,019,408
New York, NY, General Obligation:
Series A 4.25%, 2/15/2029	940,000	1,056,438
Series C 5.00%, 8/1/2015	5,200,000	5,778,084
Series C 5.00%, 11/15/2016	5,000,000	5,791,150
5.00%, 3/1/2017	5,000,000	5,812,550
Series C 5.00%, 8/1/2017	2,000,000	2,350,980
Series A-1 5.00%, 10/1/2018	5,000,000	6,047,950
Series A-1 5.00%, 10/1/2019	5,000,000	6,164,900
Series H-1 5.00%, 3/1/2023	500,000	594,145
Series I 5.00%, 8/1/2029	4,025,000	4,801,422
Series C 5.25%, 8/1/2017	550,000	652,647
Series B-1 5.25%, 9/1/2021	1,855,000	2,260,225
Series B-1 5.25%, 9/1/2023	7,180,000	8,652,546
New York, NY, Liberty Development Corp. Revenue:
5.13%, 1/15/2044	5,975,000	6,638,344
5.63%, 1/15/2046	1,000,000	1,148,870
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2016	2,375,000	2,750,107
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series B Zero Coupon, 11/15/2027 (c)	1,850,000	1,150,719
Series B Zero Coupon, 11/15/2029 (c)	735,000	420,427
Series A 5.00%, 1/1/2023	11,525,000	14,186,929
Series B 5.00%, 11/15/2027	4,550,000	5,570,019
Series A-2 5.00%, 11/15/2029	12,620,000	14,628,978
New York, State Bridge Authority General Obligation 4.00%, 1/1/2027	1,000,000	1,104,850
New York, State Dormitory Authority Revenue:
Series B 5.00%, 7/1/2017	3,000,000	3,515,700
Series A 5.00%, 7/1/2038	3,350,000	3,660,277
5.25%, 7/1/2048	3,065,000	3,496,675
New York, State Dormitory Authority Revenue, State Supported Debt Series A 4.00%, 5/15/2028	1,455,000	1,574,208
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A 4.00%, 3/15/2028	500,000	555,655
Series E 5.00%, 8/15/2018	400,000	483,968
Series A 5.00%, 3/15/2020	1,000,000	1,236,380
Series A 5.00%, 12/15/2020	500,000	624,275
Series C 5.00%, 3/15/2025	4,550,000	5,489,302
Series B 5.25%, 2/15/2022	500,000	618,360
New York, State Dormitory Authority, State Income Tax Revenue:
Series E 4.50%, 3/15/2036	790,000	862,309
Series A 5.00%, 2/15/2020	7,850,000	9,697,183
5.00%, 7/1/2021	700,000	861,224
5.00%, 2/15/2029	750,000	881,220
New York, State Environmental Facilities Corp. Revenue Series A 5.13%, 6/15/2038	1,000,000	1,148,980
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue Series A 5.00%, 6/15/2022	500,000	640,425
New York, State General Obligation:
3.00%, 3/1/2017	4,255,000	4,638,886
4.00%, 3/1/2018	1,030,000	1,184,964
Series E 5.00%, 8/1/2018	635,000	763,981
Series A-1 5.25%, 8/15/2028	760,000	897,613
New York, State Housing Finance Agency, Personal Income Tax Revenue Series A 5.00%, 3/15/2039	2,760,000	3,152,058
New York, State Thruway Authority, Personal Income Tax Revenue:
5.00%, 3/15/2022	6,510,000	7,959,061
Series A 5.00%, 3/15/2023	4,185,000	5,178,812
Series A 5.00%, 3/15/2028	2,150,000	2,509,480
Series A 5.00%, 3/15/2029	2,000,000	2,354,400
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund:
Series A 5.00%, 4/1/2021	500,000	600,745
Series B 5.00%, 4/1/2024	570,000	674,869
New York, State Urban Development Corp., Revenue:
Series A 4.00%, 3/15/2025	500,000	561,175
Series A 4.00%, 3/15/2041	1,470,000	1,540,090
Series A-1 5.00%, 12/15/2016	2,630,000	3,065,028
Series B-1 5.00%, 3/15/2036	1,000,000	1,153,840

		238,524,849

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

NORTH CAROLINA — 3.0%
Charlotte, NC, General Obligation Series B 5.00%, 6/1/2022	$475,000	$578,156
Charlotte, NC, Water & Sewer System Revenue 5.00%, 7/1/2038	8,585,000	9,850,772
Fayetteville, NC, Public Works Commission Revenue Series A 5.00%, 3/1/2019	500,000	616,465
North Carolina, State Capital Improvement Revenue:
Series A 4.50%, 5/1/2026	5,240,000	6,105,962
Series A 5.00%, 5/1/2016	3,000,000	3,413,640
Series A 5.00%, 5/1/2017	2,125,000	2,489,799
Series C 5.00%, 5/1/2028	905,000	1,082,326
North Carolina, State General Obligation Series A 5.00%, 3/1/2018	2,165,000	2,613,826
North Carolina, State Grant Anticipation Revenue:
5.00%, 3/1/2018	1,455,000	1,740,398
5.00%, 3/1/2019	1,930,000	2,362,803
North Carolina, University of North Carolina-Chapel Hill, Revenue 5.00%, 12/1/2031	3,640,000	4,253,777
Wake County, NC, General Obligation Series C 5.00%, 3/1/2021	1,100,000	1,395,548

		36,503,472

OHIO — 0.8%
Columbus, OH, General Obligation Series A 5.00%, 9/1/2018	300,000	356,136
Ohio, State Common Schools, General Obligation Series C 5.00%, 9/15/2015	5,000,000	5,579,100
Ohio, State General Obligation Series B 5.00%, 8/1/2021	450,000	566,793
Ohio, University of Akron, General Receipts:
Series A 5.00%, 1/1/2033 (b)	1,000,000	1,096,450
Series B 5.25%, 1/1/2023 (b)	1,970,000	2,256,576

		9,855,055

OKLAHOMA — 0.3%
Oklahoma, State Turnpike Authority Series A 5.00%, 1/1/2023	2,000,000	2,426,300
Tulsa County, OK, Educational Facilities Lease Revenue 5.50%, 9/1/2016	635,000	737,387

		3,163,687

OREGON — 0.6%
Oregon, State Department of Transportation Revenue Series A 5.00%, 11/15/2033	1,500,000	1,718,370
Portland, OR, Sewer System Revenue 5.00%, 3/1/2035	4,550,000	5,275,043

		6,993,413

PENNSYLVANIA — 2.8%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue Series A 5.00%, 7/1/2018	10,000,000	12,108,400
Pennsylvania, State General Obligation:
5.00%, 7/1/2015	5,000,000	5,552,500
5.00%, 3/15/2017	2,630,000	3,075,496
5.00%, 4/15/2021	4,000,000	4,919,560
Series A 5.00%, 5/1/2021	1,375,000	1,694,756
5.00%, 11/15/2022	500,000	625,420
5.00%, 11/15/2023	895,000	1,107,983
5.13%, 2/15/2023	500,000	605,175
Pennsylvania, State University Revenue 5.00%, 3/1/2040	500,000	556,815
Pennsylvania, Turnpike Commission Revenue:
4.50%, 12/1/2038	300,000	319,017
Series C 6.00%, 6/1/2023 (b)	755,000	939,288
Philadelphia, PA, General Obligation Series A 5.00%, 8/1/2018 (b)	1,870,000	2,133,408

		33,637,818

PUERTO RICO — 0.6%
Commonwealth of Puerto Rico 5.00%, 7/1/2016 (b)	3,250,000	3,499,730
Puerto Rico, Sales Tax Financing Revenue:
Series C Zero Coupon, 8/1/2037 (c)	12,000,000	3,029,760
Series C Zero Coupon, 8/1/2038 (c)	5,000,000	1,178,900

		7,708,390

RHODE ISLAND — 0.0% (a)
Rhode Island, State & Providence Plantations, Consolidated Capital Development Revenue Series A 4.00%, 10/1/2018	475,000	543,747

SOUTH CAROLINA — 1.6%
Charleston, SC, General Obligation:
4.00%, 11/1/2028	1,000,000	1,119,780
5.00%, 11/1/2023	1,035,000	1,300,270
South Carolina, State Education Assistance Authority Series I 5.00%, 10/1/2024	950,000	1,025,801
South Carolina, State General Obligation Series A 2.00%, 4/1/2024	3,000,000	2,882,340
South Carolina, State Public Service Authority:
Series E 5.00%, 1/1/2017	2,500,000	2,890,350
Series D 5.00%, 12/1/2043	7,950,000	8,891,916
Series A 5.50%, 1/1/2038	1,130,000	1,318,235

		19,428,692

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

SOUTH DAKOTA — 0.0% (a)
Sioux Falls, SD, Sales Tax Revenue Series A 3.38%, 11/15/2032	$500,000	$503,540

TENNESSEE — 0.8%
Memphis, TN, Electric System Revenue 5.00%, 12/1/2018	1,500,000	1,831,815
Metropolitan Government of Nashville & Davidson County, TN, General Obligation:
5.00%, 1/1/2019	500,000	593,925
5.00%, 7/1/2020	1,000,000	1,249,550
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue Series A 5.00%, 1/1/2016 (b)	475,000	534,912
Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue Series B 5.00%, 10/1/2039	1,000,000	1,134,260
Shelby County, TN, General Obligation:
Series A 5.00%, 4/1/2019	705,000	865,627
Series A 5.00%, 3/1/2022	1,000,000	1,272,920
Tennessee, State General Obligation Series C 5.00%, 5/1/2027	1,095,000	1,299,053
Tennessee, State School Bond Authority Series A 5.00%, 5/1/2027	500,000	616,485

		9,398,547

TEXAS — 7.6%
Austin, TX, General Obligation 5.00%, 9/1/2022	570,000	721,210
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2041	1,500,000	1,715,610
5.00%, 11/15/2042	2,800,000	3,251,640
Corpus Christi, TX, Independent School District, General Obligation 5.00%, 8/15/2020	400,000	496,648
Crowley, TX, Independent School District, General Obligation 5.00%, 8/1/2036	400,000	458,228
Cypress-Fairbanks, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (b)	500,000	605,985
Dallas, TX, Civic Center Convention Complex Revenue:
5.00%, 8/15/2028 (b)	700,000	789,663
5.25%, 8/15/2038 (b)	510,000	571,215
Dallas, TX, General Obligation:
Series A 5.00%, 2/15/2019	1,375,000	1,679,384
5.00%, 2/15/2021	425,000	507,199
Dallas, TX, Water & Wastewater System Revenue 5.00%, 10/1/2020	500,000	628,695
Fort Worth, TX, General Obligation 5.00%, 3/1/2023	500,000	626,370
Garland, TX, General Obligation 5.00%, 2/15/2023	400,000	481,548
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax Revenue Series A 5.00%, 11/1/2031	5,395,000	6,354,123
Harris County, TX, Flood Control District Series A 5.00%, 10/1/2039	1,585,000	1,802,478
Harris County, TX, General Obligation:
Series A 4.75%, 3/1/2020	600,000	720,936
5.00%, 10/1/2021	500,000	619,200
5.00%, 10/1/2024	7,000,000	8,459,920
5.00%, 10/1/2025	400,000	480,888
Harris County, TX, Revenue Series C 5.00%, 8/15/2049	500,000	547,320
Harris County, TX, Road Revenue Series B 5.25%, 8/15/2047	3,000,000	3,394,260
Houston, TX, Airport System Revenue, Senior Lien Series A 5.50%, 7/1/2034	1,850,000	2,106,669
Houston, TX, General Obligation:
5.00%, 3/1/2018	210,000	251,893
Series A 5.00%, 3/1/2022	2,000,000	2,423,500
Series D-1 5.00%, 10/1/2029	500,000	601,900
Houston, TX, Utility System Revenue Series A 5.25%, 11/15/2031 (b)	4,600,000	5,328,134
Hurst-Euless-Bedford, TX, Independent School District, General Obligation 5.00%, 8/15/2021	2,500,000	3,056,825
La Joya, TX, Independent School District, General Obligation 5.00%, 2/15/2034 (b)	3,300,000	3,765,102
Leander, TX, Independent School District, General Obligation Series A Zero Coupon, 8/15/2034 (b)(c)	10,000,000	4,219,000
Liberty Hill, TX, Independent School District 5.00%, 8/1/2035 (b)	1,000,000	1,148,730
Midland County, TX, Fresh Water Supply District No. 1 Revenue Series A Zero Coupon, 9/15/2033 (c)	1,530,000	623,704
North Texas, TX, Municipal Water District, Water System Revenue:
3.13%, 9/1/2027	500,000	508,175
5.00%, 9/1/2026	500,000	609,050
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2023	2,500,000	3,160,400
5.25%, 2/1/2024	5,000,000	6,485,900
5.25%, 2/1/2025	4,000,000	5,223,080
San Antonio, TX, General Obligation:
5.00%, 2/1/2018	2,475,000	2,969,109
5.00%, 2/1/2019	3,000,000	3,679,770

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

San Antonio, TX, Independent School District, General Obligation 5.00%, 8/15/2025 (b)	$2,000,000	$2,412,360
Texas, A&M Permanent University Fund Revenue Series A 5.00%, 7/1/2025	935,000	1,230,366
Texas, State General Obligation 4.75%, 4/1/2037	1,940,000	2,160,190
Texas, State Public Finance Authority:
Series A 5.00%, 1/1/2017	1,100,000	1,236,653
Series B 5.00%, 1/1/2018	500,000	554,985
Series B 5.00%, 7/1/2018	1,480,000	1,642,756
University of Texas, Revenue:
Series A 4.00%, 8/15/2021	500,000	594,425
Series B 5.00%, 8/15/2017	500,000	593,935
Williamson, TX, General Obligation 5.00%, 2/15/2032	625,000	719,950

		92,219,081

UTAH — 0.6%
Central Utah, Water Conservancy District, General Obligation Series A 5.00%, 4/1/2028	550,000	654,522
Utah, State General Obligation:
Series C 5.00%, 7/1/2016	500,000	575,530
Series A 5.00%, 7/1/2022	930,000	1,178,440
Utah, Transport Authority Sales Tax Revenue:
Series A 5.00%, 6/15/2028	410,000	473,407
Series A 5.00%, 6/15/2036 (b)	3,850,000	4,417,528

		7,299,427

VIRGINIA — 2.5%
Fairfax County, VA, General Obligation:
Series A 3.00%, 4/1/2026	3,180,000	3,291,046
Series B 5.00%, 4/1/2024	900,000	1,166,382
Series A 5.00%, 4/1/2030	450,000	545,998
Montgomery County, VA, Industrial Development Authority Revenue 5.00%, 2/1/2024	445,000	498,609
Virginia, College Building Authority, Educational Facilities Revenue:
Series A 5.00%, 2/1/2021	400,000	480,996
5.00%, 9/1/2022	5,945,000	7,137,686
5.00%, 2/1/2027	3,620,000	4,357,177
Virginia, State Public Building Authority, Public Facilities Revenue:
Series B 5.00%, 8/1/2017	3,030,000	3,573,643
Series A 5.00%, 8/1/2025	500,000	611,040
Series B 5.25%, 8/1/2027	2,000,000	2,377,260
Virginia, State Public School Authority Revenue Series B-1 5.00%, 8/1/2017	1,000,000	1,181,880
Virginia, State Public School Authority, Revenue Series C 5.00%, 8/1/2017	215,000	254,104
Virginia, State Resources Authority, Revenue Series B 5.00%, 11/1/2028	3,540,000	4,170,120
Virginia, State Transportation Board Revenue 5.00%, 5/15/2014	500,000	531,745

		30,177,686

WASHINGTON — 5.6%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue:
Series S-1 5.00%, 11/1/2026	500,000	613,655
Series A 5.00%, 11/1/2032 (b)	3,000,000	3,391,260
Series A 5.00%, 11/1/2036	2,000,000	2,233,580
Energy Northwest, WA, Electricity Revenue:
Series A 5.00%, 7/1/2014	1,000,000	1,069,900
Series A 5.00%, 7/1/2017	4,195,000	4,936,298
King County, WA, General Obligation 5.00%, 12/1/2020	500,000	633,875
Snohomish County, WA, School District No. 15 5.00%, 12/1/2018	2,250,000	2,741,985
Snohomish County, WA, School District No. 201 5.25%, 12/1/2024	2,825,000	3,389,944
Washington, State General Obligation:
Series D 4.00%, 2/1/2030	1,000,000	1,103,150
Series D 4.00%, 2/1/2037	12,500,000	13,201,250
Series R 5.00%, 7/1/2016	10,000,000	11,473,200
Series A 5.00%, 7/1/2023	900,000	1,045,683
Series R-2012C 5.00%, 7/1/2025	5,000,000	6,169,250
Series D 5.00%, 1/1/2027	6,945,000	8,062,659
Series C 5.00%, 6/1/2041	7,200,000	8,159,976

		68,225,665

WISCONSIN — 1.2%
Milwaukee, WI, General Obligation, Promissory Notes Series N1 5.00%, 2/1/2019	11,020,000	13,329,682
Wisconsin, State General Obligation 4.00%, 11/1/2016	1,300,000	1,457,963

		14,787,645

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $1,133,221,251)		1,206,096,741

	Shares
SHORT TERM INVESTMENT — 1.3%
MONEY MARKET FUND — 1.3%
State Street Institutional Tax Free Money Market Fund 0.00% (e)(f)(g) (Cost $15,641,428)	15,641,428	15,641,428

TOTAL INVESTMENTS — 100.4% (h)
(Cost $1,148,862,679)		1,221,738,169
OTHER ASSETS & LIABILITIES — (0.4)%		(5,037,515)

NET ASSETS — 100.0%		$1,216,700,654

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	2.33%
	Assured Guaranty Corp.	1.58%
	Permanent School Fund Guaranteed	1.00%

(c)	Non-income producing security.
(d)	When-issued security.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (Note 2)
(h)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
Escrow to Maturity = Bonds bearing this description are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

See accompanying notes to financial statements.

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 100.8%
CALIFORNIA — 100.1%
Alameda County, CA, Joint Powers Authority, Lease Revenue 5.00%, 12/1/2034 (a)	$1,760,000	$1,925,387
California, Bay Area Toll Authority Revenue:
3.00%, 4/1/2027	500,000	502,800
5.00%, 4/1/2024	250,000	306,368
5.00%, 4/1/2026	1,000,000	1,207,870
5.13%, 4/1/2039	125,000	141,074
California, East Bay Municipal Utility District, Water System Revenue:
Series B 5.00%, 6/1/2020	1,000,000	1,260,500
Series B 5.00%, 6/1/2023	1,000,000	1,293,680
California, State Department of Water Resources:
Series M 4.00%, 5/1/2016	500,000	553,785
Series M 4.00%, 5/1/2019	2,000,000	2,329,480
Series H 4.38%, 5/1/2022 (a)	1,150,000	1,319,855
Series L 5.00%, 5/1/2016	200,000	228,072
Series L 5.00%, 5/1/2019	1,540,000	1,886,977
Series AJ 5.00%, 12/1/2021	400,000	509,444
Series AE 5.00%, 12/1/2022	1,000,000	1,196,660
Series AF 5.00%, 12/1/2026	660,000	776,932
California, State Department of Water Resources Revenue:
Series M 5.00%, 5/1/2016	1,525,000	1,739,049
Series L 5.00%, 5/1/2017	500,000	586,530
California, State Public Works Board, Lease Revenue 5.00%, 4/1/2034	340,000	374,160
California, State University Revenue Series A 5.00%, 11/1/2033 (a)	1,500,000	1,719,660
Contra Costa County, CA, Transportation Authority Series B 5.00%, 3/1/2025	1,000,000	1,196,920
Eastern Municipal Water District, CA, Water & Sewer Revenue:
Series H 5.00%, 7/1/2033	160,000	185,659
Series H 5.00%, 7/1/2035	1,000,000	1,155,850
El Dorado, CA, Irrigation District, Certificates of Participation:
Series A 5.75%, 8/1/2039 (a)	500,000	535,955
Series A 6.25%, 8/1/2029 (a)	1,200,000	1,302,144
Grossmont, CA, Union High School District, Election of 2004 5.00%, 8/1/2033	1,780,000	2,069,535
Long Beach, CA, Community College District, General Obligation Series B 5.00%, 8/1/2039	1,000,000	1,146,530
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2029	1,000,000	1,189,180
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
5.00%, 6/1/2020	1,900,000	2,381,232
5.00%, 7/1/2026	2,450,000	2,870,959
Los Angeles, CA, Community College District, General Obligation Series F-1 5.00%, 8/1/2026	100,000	117,248
Los Angeles, CA, Department of Airports Revenue:
Series A 5.00%, 5/15/2021	1,000,000	1,201,570
Series B 5.00%, 5/15/2035	2,000,000	2,327,920
Series D 5.00%, 5/15/2040	1,000,000	1,123,500
Series C 5.25%, 5/15/2038	145,000	160,593
Los Angeles, CA, Department of Water & Power:
Series A 5.00%, 7/1/2041	1,500,000	1,699,230
Series B 5.00%, 7/1/2043	2,000,000	2,303,280
Los Angeles, CA, Department of Water & Power Revenue Series C 5.00%, 1/1/2016	2,000,000	2,237,180
Los Angeles, CA, General Obligation Series A 5.00%, 9/1/2019	500,000	619,065
Los Angeles, CA, Harbor Department Revenue:
Series A 5.00%, 8/1/2029	1,515,000	1,772,323
Series C 5.25%, 8/1/2023	700,000	855,911
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	250,000	276,673
Series KY 5.00%, 7/1/2015	2,325,000	2,571,520
Series KRY 5.00%, 7/1/2018	935,000	1,121,626
Series F 5.00%, 1/1/2034	1,000,000	1,129,760
Series D 5.25%, 7/1/2025	1,500,000	1,765,425
Los Angeles, CA, Wastewater System Revenue:
Series B 5.00%, 6/1/2030	1,000,000	1,190,860
5.00%, 6/1/2039	500,000	563,480
Los Angeles, CA, Water Utility, General Obligation Series A 4.00%, 9/1/2018	1,000,000	1,159,250
Los Rios, CA, Community College District Election of 2008 Series A 5.00%, 8/1/2035	340,000	387,988
Marin, CA, Water District Financing Authority Series A 5.00%, 7/1/2044	1,000,000	1,148,100
Metropolitan Water District of Southern California:
Series C 4.00%, 10/1/2017	250,000	287,400
Series C 5.00%, 10/1/2027	1,500,000	2,030,805
Series A 5.00%, 1/1/2031	850,000	983,433
Newport Mesa, CA, Unified School District Election of 2005 Zero Coupon, 8/1/2041 (b)	4,000,000	740,480
Oakland, CA, Joint Powers Financing Authority Lease Revenue Series B 5.00%, 8/1/2022 (a)	800,000	905,240
Ohlone, CA, Community College District 5.00%, 8/1/2028	500,000	599,720
Pasadena, CA, Unified School District, General Obligation 5.00%, 5/1/2034	1,000,000	1,176,720

See accompanying notes to financial statements.

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Poway, CA, Unified School District, General Obligation Zero Coupon, 8/1/2046 (b)	$3,000,000	$577,140
Riverside, CA, Electric Revenue Series D 5.00%, 10/1/2027 (a)	835,000	952,693
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U 5.00%, 8/15/2022 (a)	550,000	643,247
Series U 5.00%, 8/15/2023 (a)	1,000,000	1,163,730
San Diego County, CA, Regional Transportation Commission Revenue Series A 5.00%, 4/1/2042	1,000,000	1,149,020
San Diego County, CA, Water Authority Revenue, Certificates of Participation:
Series 2008-A 5.00%, 5/1/2015 (a)	200,000	219,308
Series 2008-A 5.00%, 5/1/2018 (a)	200,000	237,382
San Diego, CA, Community College District:
5.00%, 8/1/2028	500,000	613,010
5.00%, 8/1/2041	1,000,000	1,151,020
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
Series B 5.00%, 5/15/2021	1,000,000	1,204,920
Series A 5.25%, 5/15/2039	500,000	565,955
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A 5.00%, 8/1/2024	1,000,000	1,224,850
Series A 5.00%, 8/1/2028	330,000	401,112
San Francisco, CA, Bay Area Rapid Transit District 5.00%, 7/1/2032	1,000,000	1,193,290
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.25%, 11/1/2031	535,000	586,060
Series A 5.00%, 11/1/2032	1,110,000	1,306,381
Series A 5.00%, 11/1/2041	1,000,000	1,144,010
San Francisco, CA, City & County Unified School District 4.00%, 6/15/2023	2,000,000	2,331,140
San Francisco, CA, City & County Unified School District Election of 2006 Series B 5.25%, 6/15/2022	800,000	985,352
San Francisco, CA, City & County, Earthquake Safety & Emergency, General Obligation 4.00%, 6/15/2028	500,000	544,285
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue:
Series A 5.00%, 3/1/2027	1,000,000	1,184,250
5.25%, 3/1/2031	1,000,000	1,175,950
Series A 5.50%, 3/1/2041	300,000	354,144
San Juan, CA, Public Power Agency Project Revenue Series L 5.00%, 7/1/2022 (a)	100,000	115,698
San Marcos, CA, Unified School District Election of 2010 Series A 5.00%, 8/1/2038	1,000,000	1,122,860
San Ramon Valley, CA, Unified School District 5.00%, 8/1/2028	1,000,000	1,197,570
Southern California Public Power Authority:
5.00%, 7/1/2022	1,000,000	1,212,410
5.00%, 7/1/2030	1,500,000	1,741,410
Sweetwater, CA, Union High School District Election of 2006 Series A 5.00%, 8/1/2038 (a)	565,000	609,652
University of California, Revenue:
Series E 4.00%, 5/15/2019	2,010,000	2,349,790
5.00%, 5/15/2037	1,875,000	2,157,619
Series Q 5.25%, 5/15/2023	1,000,000	1,181,160
University of Southern California, Educational Facilities Authority Revenue Series A 5.00%, 10/1/2039	500,000	577,445
Yosemite, CA, Community College District, General Obligation Zero Coupon, 8/1/2042 (b)	500,000	204,280

		99,726,690

PUERTO RICO — 0.7%
Puerto Rico, Sales Tax Financing Revenue:
Series C Zero Coupon, 8/1/2037 (b)	2,000,000	504,960
Series C Zero Coupon, 8/1/2038 (b)	1,000,000	235,780

		740,740

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $93,958,557)		100,467,430

	Shares
SHORT TERM INVESTMENT — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $505,467)	505,467	505,467

TOTAL INVESTMENTS — 101.3% (f)
(Cost $94,464,024)		100,972,897
OTHER ASSETS & LIABILITIES — (1.3)%		(1,328,550)

NET ASSETS — 100.0%		$99,644,347

See accompanying notes to financial statements.

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	8.94%
	Assured Guaranty Corp.	2.75%

(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Nuveen Barclays New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.8%
NEW YORK — 98.6%
Albany County, NY, Airport Authority Revenue Series A 4.00%, 12/15/2024 (a)	$300,000	$319,473
Erie County, NY, Industrial Development Agency Revenue Series A 5.75%, 5/1/2024 (a)	500,000	587,965
Nassau County, NY, General Obligation:
Series C 5.00%, 7/1/2015 (a)	500,000	549,095
Series C 5.13%, 10/1/2035 (a)	100,000	109,993
Nassau County, NY, Interim Finance Authority Revenue:
Series A 3.00%, 11/15/2014	400,000	419,520
Series A 5.00%, 11/15/2014	100,000	108,592
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.38%, 11/1/2028	400,000	471,700
New York & New Jersey, Port Authority Revenue:
4.00%, 12/1/2022	300,000	350,379
5.00%, 7/15/2022	100,000	118,626
5.00%, 12/1/2025	250,000	309,497
5.00%, 7/15/2039	500,000	564,795
New York City, NY, Cultural Resource Revenue, Museum of Modern Art Series A-1 5.00%, 4/1/2031	300,000	345,591
New York, NY, City Transitional Finance Authority Revenue:
Series D 3.20%, 11/1/2018	140,000	156,458
Series E 5.00%, 11/1/2017	500,000	596,055
Series B 5.00%, 11/1/2018	200,000	243,764
Series S-5 5.00%, 1/15/2026	200,000	235,542
Series S-1A 5.25%, 7/15/2037	500,000	583,295
Series S-4 5.50%, 1/15/2033	500,000	581,960
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2015	55,000	61,967
5.00%, 11/1/2015	145,000	163,061
Series A 5.00%, 11/1/2018	35,000	42,992
Series A 5.00%, 11/1/2018	65,000	79,264
5.00%, 11/1/2020	500,000	629,160
New York, NY, General Obligation:
Series A 3.00%, 8/1/2017	200,000	217,282
Series E 4.00%, 8/1/2022	250,000	288,390
Series C 5.00%, 8/1/2017	825,000	969,779
Series E 5.00%, 8/1/2021	300,000	366,741
Series C 5.00%, 8/1/2024	950,000	1,139,002
Series E 5.00%, 8/1/2025	775,000	928,124
Series A-1 5.00%, 8/1/2035	250,000	286,535
New York, NY, Liberty Development Corp. Revenue:
5.13%, 1/15/2044	500,000	555,510
5.25%, 12/15/2043	500,000	577,510
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue Series A 5.00%, 11/15/2031	700,000	837,242
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2016	1,000,000	1,157,940
New York, NY, Municipal Water Finance Authority Revenue:
Series EE 4.00%, 6/15/2045	255,000	265,386
Series HH 5.00%, 6/15/2032	1,000,000	1,169,380
Series GG-2 5.00%, 6/15/2035	100,000	114,479
Series AA 5.00%, 6/15/2044	500,000	562,600
Series DD 5.25%, 6/15/2024	200,000	237,590
Series EE 5.38%, 6/15/2043	370,000	436,304
Series A 5.63%, 6/15/2024	130,000	158,861
New York, NY, Triborough Bridge & Tunnel Authority Revenue Series A 5.00%, 1/1/2023	500,000	615,485
New York, State Bridge Authority General Obligation 4.00%, 1/1/2027	500,000	552,425
New York, State Dormitory Authority Revenue:
4.00%, 1/15/2022	500,000	547,400
Series C 5.00%, 10/1/2031 (a)	600,000	670,008
New York, State Dormitory Authority Revenue, Columbia University 5.00%, 7/1/2038	250,000	283,258
New York, State Dormitory Authority Revenue, Cornell University:
Series A 5.00%, 7/1/2034	355,000	409,485
Series A 5.00%, 7/1/2039	300,000	344,490
New York, State Dormitory Authority Revenue, Fordham University:
5.00%, 10/1/2019 (a)	125,000	143,633
Series B 5.00%, 7/1/2033 (a)	500,000	548,690
New York, State Dormitory Authority Revenue, New York University Series A 5.00%, 7/1/2029	240,000	278,623
New York, State Dormitory Authority Revenue, Non State Supported Debt Series E 5.00%, 1/1/2019	250,000	297,278
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series B 5.00%, 2/15/2018	125,000	149,451
Series B 5.00%, 3/15/2028	260,000	306,238
New York, State Environmental Facilities Corp. Revenue:
Series A 5.00%, 6/15/2018	250,000	302,738
5.00%, 6/15/2036	500,000	581,415
5.00%, 6/15/2041	250,000	287,463
Series A 5.25%, 12/15/2026	200,000	239,122
New York, State Housing Finance Agency, Personal Income Tax Revenue Series A 5.00%, 3/15/2039	550,000	628,127
New York, State Local Government Assistance Corp. Revenue:
Series C 5.00%, 4/1/2018	200,000	241,320
Series A 5.00%, 4/1/2020	435,000	521,417

See accompanying notes to financial statements.

SPDR Nuveen Barclays New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

New York, State Municipal Bond Bank Agency Series C-1 5.00%, 2/15/2016 (a)	$200,000	$225,254
New York, State Power Authority Revenue Series C 5.00%, 11/15/2020 (a)	250,000	296,833
New York, State Thruway Authority, General Revenue Series B 5.00%, 4/1/2027	300,000	340,077
New York, State Thruway Authority, Personal Income Tax Revenue 5.00%, 3/15/2021	450,000	562,779
New York, State Thruway Authority, Second General Highway & Bridge Trust:
Series A-1 5.00%, 4/1/2021	300,000	372,180
Series B 5.00%, 4/1/2029	300,000	342,153
New York, State Urban Development Corp. Revenue:
Series A 4.00%, 3/15/2024	500,000	563,955
Series A 5.00%, 3/15/2016	250,000	284,098
5.00%, 12/15/2017	200,000	238,306
New York, State Urban Development Corp., Revenue Series A 4.00%, 3/15/2025	500,000	561,175
New York, Triborough Bridge & Tunnel Authority Revenue 5.00%, 11/15/2033	250,000	283,063
State of New York, General Obligation Series C 4.50%, 2/1/2020	200,000	241,024
Suffolk County, NY, Water Authority 5.00%, 6/1/2021	500,000	627,425

		30,783,787

PUERTO RICO — 1.2%
Puerto Rico, Sales Tax Financing Revenue:
Series C Zero Coupon, 8/1/2037 (b)	1,000,000	252,481
Series C Zero Coupon, 8/1/2038 (b)	500,000	117,890

		370,371

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $29,150,405)		31,154,158

	Shares
SHORT TERM INVESTMENT — 0.0% (c)
MONEY MARKET FUND — 0.0% (c)
State Street Institutional Tax Free Money Market Fund 0.00% (d)(e)(f) (Cost $7,748)	7,748	7,748

TOTAL INVESTMENTS — 99.8% (g)
(Cost $29,158,153)		31,161,906
OTHER ASSETS & LIABILITIES — 0.2%		61,676

NET ASSETS — 100.0%		$31,223,582

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	5.12%
	Assured Guaranty Corp.	4.98%
	National Public Finance Guarantee Corp.	0.95%

(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (Note 2)
(g)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.8%
ALABAMA — 0.7%
Alabama, Federal Aid Highway Finance Authority 4.00%, 3/1/2016	$5,000,000	$5,483,200
Alabama, Public School & College Authority Revenue:
5.00%, 5/1/2014	850,000	901,612
Series A 5.00%, 5/1/2014	1,500,000	1,591,080
Series A 5.00%, 5/1/2016	1,450,000	1,649,926
Series A 5.00%, 3/1/2017	1,000,000	1,158,970

		10,784,788

ALASKA — 0.1%
Alaska, State Municipal Bond Bank Authority Revenue 5.00%, 9/1/2016	1,000,000	1,151,110

ARIZONA — 0.9%
Arizona, Phoenix Civic Improvement Corp., Water System Revenue Series A 5.00%, 7/1/2017	1,775,000	2,088,660
Arizona, Salt River Project, Electrical Systems Revenue Series A 3.00%, 1/1/2014	1,070,000	1,098,590
Arizona, State Certificates of Participation 5.00%, 10/1/2014 (a)	10,375,000	11,170,348

		14,357,598

ARKANSAS — 1.1%
Arkansas, State Highway Grant Anticipation & Tax Revenue 4.00%, 8/1/2014	17,000,000	17,979,200

CALIFORNIA — 10.6%
California, State Department of Water Resources Revenue:
Series L 4.00%, 5/1/2015	7,630,000	8,244,673
Series M 4.00%, 5/1/2015	6,000,000	6,483,360
Series L 5.00%, 5/1/2014	5,075,000	5,384,575
Series M 5.00%, 5/1/2014	550,000	583,550
Series L 5.00%, 5/1/2015	6,000,000	6,621,840
Series M 5.00%, 5/1/2016	6,925,000	7,896,993
Series L 5.00%, 5/1/2017	1,510,000	1,771,321
California, State Public Works Board, Lease Revenue Series F 5.00%, 10/1/2016	4,505,000	5,193,814
Contra Costa, CA, Water District Revenue 3.00%, 10/1/2015	11,750,000	12,485,785
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B 5.00%, 3/1/2018	2,290,000	2,750,656
East Bay, CA, Municipal Utility District, Water System Revenue Series B 5.00%, 6/1/2017	10,000,000	11,834,700
Los Angeles, CA, Department of Water & Power Revenue Series C 5.00%, 1/1/2016	4,000,000	4,474,360
Los Angeles, CA, General Obligation:
Series A 2.50%, 9/1/2014	8,825,000	9,138,464
Series A 5.00%, 9/1/2016	10,000,000	11,546,400
Series A 5.00%, 9/1/2017	13,230,000	15,685,620
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	2,500,000	2,766,725
Series I 5.00%, 7/1/2014	2,000,000	2,138,860
5.00%, 7/1/2017	1,000,000	1,171,900
Northern California Power Agency Revenue, Hydroelectric No-1 Series C 5.00%, 7/1/2014 (a)	1,500,000	1,597,395
San Diego, CA, County Water Authority Revenue 5.00%, 7/1/2016	10,000,000	11,453,000
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
5.00%, 5/15/2014	750,000	797,407
5.00%, 5/15/2015	2,165,000	2,387,713
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series D 5.00%, 11/1/2015	5,360,000	6,019,602
San Francisco, CA, City & County, Certificates of Participation:
Series B 4.00%, 9/1/2015	5,000,000	5,395,200
Series B 5.00%, 9/1/2016	5,260,000	5,971,205
San Francisco, CA, City & County, General Obligation Series A 5.00%, 6/15/2014	10,075,000	10,734,006
San Francisco, CA, Unified School District, General Obliagtion 5.00%, 6/15/2017	8,170,000	9,580,224
Southern California, State Public Power Authority Revenue 5.00%, 7/1/2016	725,000	827,486

		170,936,834

COLORADO — 1.3%
Colorado, State Department of Transportation Revenue 5.00%, 12/15/2016	10,000,000	11,616,000
Colorado, State Higher Education Capital Construction Lease Program, Certificates of Participation 5.00%, 11/1/2016	2,085,000	2,370,249
Denver, CO, City & County General Obligation 5.50%, 8/1/2016	1,900,000	2,219,219
Denver, CO, City & County School District No. 1, General Obligation Series B 4.00%, 12/1/2017	3,600,000	4,112,316

		20,317,784

CONNECTICUT — 4.0%
Connecticut, State General Obligation:
Series D 3.00%, 11/1/2016	3,500,000	3,789,485
Series A 5.00%, 1/1/2014	1,000,000	1,046,910
Series D 5.00%, 1/1/2014	450,000	471,110

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Series F 5.00%, 12/1/2014	$13,750,000	$14,962,200
Series A 5.00%, 1/1/2015	12,750,000	13,880,287
Series D 5.00%, 12/1/2016	500,000	580,435
Series A 5.00%, 4/1/2017	950,000	1,110,864
Connecticut, State Health & Educational Facility Authority Revenue Series A-4 5.00%, 7/1/2049 (b)	5,000,000	5,458,500
Connecticut, State Special Tax Obligation Revenue:
Series B 3.00%, 12/1/2013	300,000	307,536
Series A 5.00%, 12/1/2014	3,750,000	4,080,600
5.00%, 11/1/2015	500,000	558,540
Series 1 5.00%, 2/1/2016	3,100,000	3,485,609
Series A 5.00%, 11/1/2016	2,650,000	3,048,931
Series B 5.00%, 1/1/2018	9,650,000	11,426,661
University of Connecticut, Revenue Series A 3.00%, 2/15/2014	415,000	427,450

		64,635,118

DELAWARE — 1.4%
Delaware, State General Obligation:
Series 2009C 2.00%, 10/1/2014	225,000	231,439
Series A 5.00%, 7/1/2015	4,000,000	4,453,600
Delaware, State Transportation Authority System Revenue 5.00%, 7/1/2017	15,500,000	18,239,005

		22,924,044

DISTRICT OF COLUMBIA — 0.2%
District of Columbia, Income Tax Revenue:
Series A 5.00%, 12/1/2016	2,000,000	2,327,600
Series D 5.00%, 12/1/2016	1,000,000	1,163,800

		3,491,400

FLORIDA — 4.2%
Florida, State Board of Education, General Obligation:
Series B 5.00%, 6/1/2014	500,000	532,120
Series C 5.00%, 6/1/2014	9,585,000	10,200,740
Series D 5.00%, 6/1/2017	8,210,000	9,611,119
Florida, State General Obligation Series B 5.00%, 7/1/2014	8,070,000	8,620,293
Florida, State Hurricane Catastrophe Fund Revenue:
Series A 5.00%, 7/1/2014	2,000,000	2,128,620
Series A 5.00%, 7/1/2016	5,690,000	6,456,500
Jacksonville, FL, Special Tax Revenue:
5.00%, 10/1/2014	9,120,000	9,840,662
Series B 5.00%, 10/1/2015	7,705,000	8,618,736
Lakeland, FL, Energy Systems Revenue 5.00%, 10/1/2015 (a)	7,510,000	8,326,788
Miami-Dade County, FL, Water & Sewer Revenue:
4.00%, 10/1/2013	150,000	154,199
Series B 5.00%, 10/1/2014 (a)	3,250,000	3,506,815

		67,996,592

GEORGIA — 3.7%
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	2,430,000	2,796,031
Georgia, State General Obligation:
Series A 3.00%, 1/1/2014	200,000	205,524
Series B 4.00%, 1/1/2015	1,000,000	1,071,970
Series E-2 4.00%, 9/1/2016	4,400,000	4,937,108
Series C 5.00%, 7/1/2014	5,000,000	5,350,250
Series G 5.00%, 11/1/2014	6,535,000	7,092,305
5.00%, 12/1/2014	500,000	544,580
Series D 5.00%, 5/1/2015	600,000	663,660
Series E 5.00%, 7/1/2016	2,990,000	3,442,776
Series I 5.00%, 11/1/2016	7,480,000	8,713,377
Series F 5.00%, 12/1/2016	4,790,000	5,594,816
Series A 5.00%, 7/1/2017	5,000,000	5,929,550
Georgia, State Road & Tollway Authority Revenue:
Series A 5.00%, 3/1/2014	500,000	527,510
Series A 5.00%, 3/1/2016	4,590,000	5,211,578
Series A 5.00%, 6/1/2016	2,000,000	2,270,280
Series A 5.00%, 6/1/2017	1,040,000	1,210,154
Gwinnett Country, GA, Water & Sewer Authority Revenue 5.00%, 8/1/2016	4,000,000	4,616,960

		60,178,429

HAWAII — 1.0%
Hawaii, State General Obligation:
2.25%, 11/1/2013	250,000	254,160
Series DT 4.00%, 11/1/2014	2,000,000	2,129,260
Series DK 5.00%, 5/1/2014	1,000,000	1,060,720
Series DY 5.00%, 2/1/2015	1,000,000	1,092,770
Series EA 5.00%, 12/1/2016	1,965,000	2,280,284
Honolulu, HI, City & County General Obligation:
Series A 2.75%, 4/1/2014	1,750,000	1,801,538
Series B 5.25%, 7/1/2014 (a)	3,875,000	4,154,232
5.25%, 7/1/2016 (a)	2,250,000	2,595,780

		15,368,744

ILLINOIS — 1.8%
Chicago, IL, Water Revenue 5.00%, 11/1/2014 (a)	1,500,000	1,618,170
Cook County, IL, General Obligation Series A 5.00%, 11/15/2016	1,755,000	1,993,925
Illinois, State Sales Tax Revenue:
Series B 3.00%, 6/15/2014	1,675,000	1,733,089
3.00%, 6/15/2016	2,000,000	2,138,020
5.00%, 6/15/2015	2,575,000	2,837,882
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue Series B 5.00%, 6/15/2017	10,000,000	11,552,700
Illinois, University of Chicago, Educational Facilities Authority Revenue Series B 1.88%, 7/1/2036 (b)	5,000,000	5,106,700

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

University of Illinois, Certificates of Participation Sereis B 5.00%, 10/1/2015 (a)	$2,420,000	$2,678,335

		29,658,821

INDIANA — 0.7%
Indiana, State Finance Authority Revenue Series A 5.00%, 2/1/2015	1,250,000	1,365,962
Indiana, State Finance Authority, Lease Revenue:
Series A-1 5.00%, 11/1/2014	5,000,000	5,390,100
Series A-1 5.00%, 11/1/2016	2,665,000	3,057,528
Purdue University, Revenue Series Z-1 5.00%, 7/1/2014	500,000	534,095

		10,347,685

IOWA — 0.3%
Iowa, State Finance Authority Revenue 5.00%, 8/1/2016	1,000,000	1,148,870
Iowa, State General Obligation Series A 5.00%, 6/1/2017	2,585,000	3,065,448

		4,214,318

KENTUCKY — 0.9%
Kentucky, State Infrastructure Authority Revenue:
Series A 5.00%, 2/1/2016	1,700,000	1,930,350
Series A 5.00%, 2/1/2017	2,145,000	2,516,793
Kentucky, State Property & Buildings Commission Revenue:
5.00%, 8/1/2014	225,000	239,906
Series A 5.00%, 11/1/2014	1,000,000	1,079,540
Series A 5.00%, 8/1/2016	4,690,000	5,354,292
Kentucky, State Turnpike Authority Revenue:
Series A 4.00%, 7/1/2017	1,150,000	1,295,763
5.00%, 7/1/2016	1,865,000	2,132,105

		14,548,749

LOUISIANA — 0.3%
Louisiana, State General Obligation Series A 5.00%, 5/1/2014	5,000,000	5,307,050

MARYLAND — 4.7%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2016	1,000,000	1,139,300
Baltimore County, MD, General Obligation 5.00%, 2/1/2016	2,000,000	2,264,440
Maryland, State Department of Transportation Revenue 5.00%, 2/15/2015	1,100,000	1,203,708
Maryland, State Department of Transportation, Revenue 5.00%, 5/1/2016	2,000,000	2,282,860
Maryland, State General Obligation:
Series C 5.00%, 3/1/2016	2,240,000	2,551,674
Series B 5.00%, 8/1/2016	4,875,000	5,632,526
Series E 5.00%, 8/1/2016	14,500,000	16,753,155
Series C 5.00%, 11/1/2016	1,025,000	1,194,433
Series B 5.25%, 8/15/2014	200,000	215,756
Maryland, State Transportation Authority, Grant & Revenue Anticipation 5.25%, 3/1/2015	1,025,000	1,125,655
Montgomery County, MD, General Obligation:
Series A 5.00%, 7/1/2015	525,000	583,427
Series A 5.00%, 8/1/2015	16,250,000	18,114,037
Series A 5.00%, 7/1/2016	3,835,000	4,405,686
Series A 5.00%, 7/1/2016	5,000,000	5,697,550
Prince George’s County, MD, General Obligation Series B 5.00%, 9/15/2014	500,000	539,305
Washington, MD, Suburban Sanitation District, General Obligation:
4.00%, 6/1/2016	2,700,000	2,999,565
5.00%, 6/1/2017	7,150,000	8,454,947

		75,158,024

MASSACHUSETTS — 3.7%
Boston, MA, General Obligation Series A 5.00%, 4/1/2016	7,115,000	8,116,009
Boston, MA, Water & Sewer Commission, Water Revenue Series B 5.00%, 11/1/2014	4,545,000	4,923,008
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
Series A 5.00%, 7/1/2015	1,000,000	1,113,670
Series B 5.00%, 7/1/2017	940,000	1,107,922
Massachusetts, State General Obligation:
Series C 4.00%, 12/1/2015	2,915,000	3,196,764
Series A 5.00%, 9/1/2014	1,500,000	1,613,670
Series C 5.00%, 1/1/2015	1,000,000	1,087,820
Series B 5.00%, 7/1/2016	1,000,000	1,144,710
Series A 5.00%, 8/1/2016	3,290,000	3,777,282
Series B 5.00%, 8/1/2016	10,000,000	11,481,100
Series A 5.00%, 3/1/2017	1,305,000	1,521,721
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A 5.00%, 8/15/2013 (a)	160,000	164,709
Series B 5.00%, 8/15/2017	5,000,000	5,931,850
Massachusetts, State Special Obligation Revenue Series A 5.00%, 6/15/2015	2,100,000	2,329,572
Massachusetts, State Transportation Fund Revenue 5.00%, 6/1/2017	9,840,000	11,593,783
Massachusetts, State Water Pollution Abatement Trust 5.00%, 8/1/2016	1,000,000	1,153,470

		60,257,060

MICHIGAN — 2.6%
Michigan, State Finance Authority Revenue Series A 5.00%, 7/1/2017	10,000,000	11,800,900

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Michigan, State General Obligation 5.00%, 11/1/2017	$20,415,000	$24,241,383
University of Michigan, Revenue Series C 3.00%, 4/1/2014	5,920,000	6,114,176

		42,156,459

MINNESOTA — 2.3%
Minnesota, State General Obligation:
Series F 4.00%, 8/1/2015	600,000	654,144
Series F 4.00%, 8/1/2016	1,475,000	1,649,876
Series A 5.00%, 6/1/2014	1,675,000	1,784,813
Series D 5.00%, 8/1/2014	2,825,000	3,032,524
Series A 5.00%, 6/1/2015	1,685,000	1,868,008
Series D 5.00%, 8/1/2015	7,675,000	8,563,842
Series A 5.00%, 10/1/2015	645,000	724,309
Series A 5.00%, 8/1/2016	400,000	461,540
Series D 5.00%, 8/1/2016	1,000,000	1,153,850
Series E 5.00%, 8/1/2016	1,550,000	1,788,468
Series A 5.00%, 10/1/2016	5,000,000	5,800,650
Series A 5.00%, 6/1/2017	1,000,000	1,182,040
Northern Municipal Power Agency, Electric System Revenue Series A 5.00%, 1/1/2014 (a)	1,000,000	1,043,950
University of Minnesota, Revenue Series A 5.00%, 12/1/2015	7,000,000	7,910,490

		37,618,504

MISSOURI — 0.7%
Missouri, State Highways & Transportation Commission, State Road Revenue:
Series A 5.00%, 5/1/2014	7,350,000	7,799,379
Series A 5.00%, 5/1/2017	2,990,000	3,515,792

		11,315,171

NEBRASKA — 0.1%
Omaha, NE, Public Power District Electric Revenue Series A 5.00%, 2/1/2016	2,000,000	2,268,360

NEVADA — 0.4%
Clark County, NV, Highway Improvement Revenue 5.00%, 7/1/2016	2,685,000	3,034,829
Clark County, NV, Sales and Excise Tax Revenue Series B 3.00%, 7/1/2015	2,985,000	3,120,250
Las Vegas Valley, NV, Water District General Obligation Series A 5.00%, 2/1/2013	275,000	275,971

		6,431,050

NEW HAMPSHIRE — 0.1%
New Hampshire, State Municipal Bond Bank Series A 5.00%, 8/15/2017	1,265,000	1,487,589

NEW JERSEY — 1.4%
New Jersey, State General Obligation:
5.00%, 8/1/2014	13,000,000	13,940,030
Series A 5.00%, 6/15/2015	220,000	240,436
5.00%, 8/1/2015	2,445,000	2,720,796
Series Q 5.00%, 8/15/2016	4,850,000	5,577,888
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue Series A 5.00%, 12/1/2014	250,000	270,137

		22,749,287

NEW MEXICO — 1.5%
Albuquerque, NM, Municipal School District No. 12 Series A 3.00%, 8/1/2015	8,250,000	8,766,037
New Mexico, State Finance Authority Transportation Revenue:
Series A-1 5.00%, 12/15/2013	500,000	522,650
5.00%, 6/15/2017	2,000,000	2,355,720
New Mexico, State General Obligation 5.00%, 3/1/2017	2,500,000	2,936,425
New Mexico, State Severance Tax Revenue:
Series B 5.00%, 7/1/2014	8,230,000	8,793,755
Series A-2 5.00%, 7/1/2015	1,000,000	1,109,970

		24,484,557

NEW YORK — 16.4%
City of New York, NY:
Series B 4.00%, 8/1/2015	1,000,000	1,085,670
Series E 4.00%, 8/1/2015	450,000	488,552
Series A-1 5.00%, 8/1/2014	100,000	107,050
Series B 5.00%, 8/1/2014	115,000	123,108
5.00%, 6/1/2015	6,110,000	6,747,151
5.00%, 8/1/2015	3,000,000	3,333,510
Series B 5.00%, 8/1/2015	7,500,000	8,333,775
Series E 5.00%, 8/1/2015	3,250,000	3,611,302
Series I-1 5.00%, 8/1/2015	6,300,000	7,000,371
Series B 5.00%, 8/1/2016	5,000,000	5,734,800
Series F 5.00%, 8/1/2016	1,455,000	1,668,827
Series A-1 5.00%, 8/15/2016	2,470,000	2,836,894
Series H-1 5.00%, 3/1/2017	3,910,000	4,545,414
Series E 5.00%, 8/1/2017	2,950,000	3,467,695
Series E 5.00%, 8/1/2017	2,050,000	2,409,754
Series G 5.00%, 8/1/2017	2,320,000	2,727,137
Nassau County, NY, Interim Finance Authority Revenue Series A 5.00%, 11/15/2017	2,000,000	2,387,260
New York, Metropolitan Transportation Authority Revenue Series A 5.00%, 11/15/2015	6,525,000	7,329,010
New York, NY, City Transitional Finance Authority Revenue:
5.00%, 11/1/2014	4,605,000	4,992,419
Series B 5.00%, 11/1/2014	6,450,000	6,992,638
Series C 5.00%, 11/1/2015	9,865,000	11,093,784
Series E 5.00%, 11/1/2015	5,000,000	5,622,800
Series A 5.00%, 11/1/2016	1,500,000	1,741,155
Series E 5.00%, 11/1/2017	500,000	596,055
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
Series B 5.00%, 11/1/2014	285,000	309,359
5.00%, 11/1/2015	1,625,000	1,830,839

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

5.00%, 11/1/2015	$4,180,000	$4,700,661
Series C 5.00%, 11/1/2016	925,000	1,073,712
Series B 5.00%, 11/1/2017	15,000,000	17,881,650
New York, NY, General Obligation:
Series C 4.00%, 8/1/2014	4,000,000	4,219,360
Series C 5.00%, 8/1/2017	425,000	499,583
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2016	2,375,000	2,750,107
New York, State Dormitory Authority:
4.00%, 5/15/2015	950,000	1,024,527
5.00%, 3/15/2013	210,000	212,008
5.00%, 2/15/2014	1,000,000	1,052,450
5.00%, 3/15/2014	320,000	338,000
Series E 5.00%, 2/15/2015	250,000	273,680
Series A 5.00%, 2/15/2016	5,025,000	5,694,380
Series A 5.00%, 4/1/2016	3,190,000	3,618,959
5.00%, 6/15/2016	1,300,000	1,490,060
Series A 5.00%, 12/15/2016	1,265,000	1,474,244
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series D 5.00%, 2/15/2014	2,000,000	2,102,600
Series C 5.00%, 3/15/2017	370,000	431,509
New York, State Environmental Facilities Revenue:
4.00%, 8/15/2015	1,400,000	1,529,766
Series A 5.00%, 6/15/2015	825,000	916,682
5.00%, 6/15/2016	3,690,000	4,236,304
Series A 5.00%, 8/15/2016	1,595,000	1,845,511
Series A 5.00%, 12/15/2016	765,000	891,539
Series A 5.00%, 6/15/2017	8,000,000	9,438,160
New York, State General Obligation:
Series C 3.00%, 2/1/2014	15,000,000	15,435,900
Series A 3.00%, 3/1/2015	13,245,000	13,975,462
Series I 5.00%, 8/1/2017	4,025,000	4,731,347
Series A-1 5.00%, 10/1/2017	5,175,000	6,112,762
New York, State Local Government Assistance Corp. Revenue Series A 5.00%, 4/1/2015	3,200,000	3,528,160
New York, State Thruway Authority Personal Income Tax Revenue:
Series A 5.00%, 3/15/2017	3,490,000	4,070,178
Series A 5.00%, 3/15/2017	2,950,000	3,440,408
New York, State Urban Development Corp. Revenue:
Series A 5.00%, 3/15/2014	655,000	692,165
Series A-1 5.00%, 1/1/2015	7,390,000	8,048,227
Series A-2 5.00%, 1/1/2015	2,610,000	2,842,473
Series C 5.00%, 12/15/2015	390,000	440,665
Series B 5.00%, 1/1/2016	10,000,000	11,261,300
Series D 5.00%, 1/1/2016	2,075,000	2,336,720
Series A 5.00%, 3/15/2016	11,100,000	12,613,929
Series D 5.25%, 1/1/2017	2,340,000	2,736,209
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A 4.00%, 11/15/2017	2,300,000	2,624,415
Series B 5.00%, 11/15/2017	3,350,000	3,981,073
Suffolk County, NY, General Obligation Series C 4.00%, 10/15/2013	500,000	513,495
Westchester County, NY, General Obligation 5.00%, 11/1/2016	600,000	701,418

		264,898,087

NORTH CAROLINA — 3.4%
Charlotte, NC, Certificates of Participation 5.00%, 6/1/2014	5,455,000	5,803,847
Charlotte, NC, General Obligation 5.00%, 8/1/2015	550,000	613,695
Guilford County, NC, General Obligation Series A 5.00%, 3/1/2017	9,220,000	10,796,436
Mecklenburg County, NC, General Obligation Series C 5.00%, 12/1/2016	4,000,000	4,658,600
Mecklenburg County, NC, Public Facilities Corp. 5.00%, 3/1/2017	4,400,000	5,148,396
North Carolina, State Annual Appropriation Series A 5.00%, 5/1/2016	1,190,000	1,354,077
North Carolina, State Capital Improvement Obligation Series A 4.50%, 5/1/2014	1,745,000	1,840,643
North Carolina, State Capital Improvement Revenue Series A 5.00%, 5/1/2016	6,000,000	6,827,280
North Carolina, State General Obligation:
Series B 5.00%, 6/1/2015	1,125,000	1,248,334
Series A 5.00%, 3/1/2016	5,500,000	6,268,955
Series A 5.00%, 5/1/2016	4,745,000	5,399,241
North Carolina, State Grant & Revenue Anticipation 4.00%, 3/1/2016	1,030,000	1,133,597
Wake County, NC, General Obligation:
Series D 4.00%, 2/1/2016	705,000	777,693
5.00%, 3/1/2016	3,100,000	3,523,987

		55,394,781

OHIO — 2.9%
Ohio, State Building Authority Revenue:
Series C 4.00%, 10/1/2015	3,145,000	3,423,616
Series C 4.00%, 10/1/2016	3,000,000	3,334,350
Series B 5.00%, 10/1/2017	2,150,000	2,530,872
Ohio, State General Obligation:
Series C 5.00%, 9/15/2015	10,000,000	11,158,200
5.00%, 7/1/2016	3,225,000	3,706,138
Series A 5.00%, 9/15/2016	1,000,000	1,151,510
Series B 5.00%, 9/15/2016	1,080,000	1,243,631
Series C 5.00%, 9/15/2016	2,000,000	2,303,020

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Ohio, State Infrastructure Project Revenue:
5.00%, 6/15/2015	$475,000	$524,106
Series 3 5.00%, 12/15/2016	12,930,000	14,921,349
Series 2008-1 6.00%, 6/15/2017	1,445,000	1,741,008
Ohio, State Water Development Authority Revenue 5.00%, 12/1/2015	715,000	807,113

		46,844,913

OKLAHOMA — 0.5%
Oklahoma, Capital Improvement Authority, State Highway Capital Improvement Revenue Series A 4.00%, 7/1/2017	1,010,000	1,140,866
Oklahoma, Grand River Dam Authority Revenue Series A 4.00%, 6/1/2016	880,000	971,669
Oklahoma, State Turnpike Authority Series A 5.00%, 1/1/2017	5,000,000	5,795,600

		7,908,135

OREGON — 0.9%
Oregon, State Department of Transportation, Highway User Tax Revenue Series A 5.00%, 11/15/2017	1,405,000	1,674,086
Oregon, State General Obligation Series J 5.00%, 5/1/2016	1,000,000	1,142,850
Portland, OR, Sewer System Revenue Series A 5.00%, 3/1/2015	8,690,000	9,512,595
Salem-Keizer, OR, School District No. 24J, General Obligation Series A 4.00%, 6/15/2015	1,250,000	1,353,088

		13,682,619

PENNSYLVANIA — 4.1%
Pennsylvania, Intergovernmental Cooperative Authority, Special Tax Revenue:
5.00%, 6/15/2014	2,000,000	2,131,120
5.00%, 6/15/2015	5,000,000	5,523,300
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue Series A 4.00%, 1/1/2017	5,220,000	5,861,799
Pennsylvania, State General Obligation:
5.00%, 3/15/2014	8,920,000	9,415,060
Series A 5.00%, 2/15/2015	1,000,000	1,094,950
5.00%, 7/1/2016	1,700,000	1,948,540
Series A 5.00%, 5/1/2017	2,000,000	2,346,120
5.00%, 7/1/2017	4,000,000	4,714,560
5.00%, 7/1/2017	21,000,000	24,751,440
Pennsylvania, State Higher Educational Facilities Authority Revenue 5.00%, 6/15/2015	7,110,000	7,845,032

		65,631,921

RHODE ISLAND — 0.3%
Rhode Island, State & Providence Plantations, Consolidated Capital Development, General Obligation Series A 5.00%, 10/1/2014	4,995,000	5,390,654

SOUTH CAROLINA — 1.8%
South Carolina, State General Obligation:
Series A 4.00%, 6/1/2015	15,000,000	16,277,850
5.00%, 3/1/2015	1,050,000	1,153,446
5.00%, 3/1/2016	5,000,000	5,690,600
South Carolina, State Public Service Authority Revenue:
Series E 5.00%, 1/1/2014	1,200,000	1,254,828
Series B 5.00%, 12/1/2016	3,500,000	4,041,100

		28,417,824

TENNESSEE — 1.9%
Memphis, TN, Electric System Revenue:
5.00%, 12/1/2014	3,500,000	3,809,260
5.00%, 12/1/2017	1,200,000	1,428,072
Murfreesboro, TN, General Obligation 5.00%, 6/1/2014	1,605,000	1,710,465
Nashville & Davidson County, Health & Educational Facilities Board Revenue 5.00%, 10/1/2014	1,000,000	1,080,850
Sevierville, TN, Public Building Authority Revenue 5.00%, 6/1/2014	1,000,000	1,064,530
Shelby County, TN, General Obligation Series A 5.00%, 4/1/2017	5,360,000	6,257,854
Tennessee, Metropolitan Government of Nashville & Davidson County 5.00%, 7/1/2016	2,800,000	3,206,224
Tennessee, Metropolitan Government of Nashville & Davidson County, General Obligation Series D 5.00%, 7/1/2017	5,700,000	6,707,247
Tennessee, State General Obligation Series A 4.00%, 5/1/2013	150,000	151,866
Tennessee, State School Bond Authority:
3.00%, 5/1/2014	1,950,000	2,019,303
4.00%, 5/1/2015	2,000,000	2,162,080
5.00%, 5/1/2013 (a)	60,000	60,939
Series C 5.00%, 5/1/2017	1,050,000	1,220,068

		30,878,758

TEXAS — 6.2%
Austin, TX, Electric Utility System Revenue 4.00%, 11/15/2017	1,000,000	1,144,120
Dallas County, TX, Community College District, General Obligation 5.00%, 2/15/2014	1,340,000	1,410,283
Dallas, TX, General Obligation 5.00%, 2/15/2017	4,190,000	4,871,168

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2016 (a)	$2,000,000	$2,210,760
5.00%, 8/15/2017 (a)	4,000,000	4,753,480
Frisco, TX, Refunding Improvement, General Obligation 5.00%, 2/15/2016	4,000,000	4,539,480
Houston, TX, General Obligation:
Series A 4.00%, 3/1/2017	4,000,000	4,510,200
Series A 5.00%, 3/1/2016	5,000,000	5,673,750
Series A 5.00%, 3/1/2017	530,000	619,199
Series A 5.00%, 3/1/2017	1,035,000	1,209,191
Houston, TX, Utilities System Revenue:
Series C 5.00%, 11/15/2015	4,685,000	5,269,407
Series E 5.00%, 11/15/2016	13,775,000	15,960,404
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2013 (a)	180,000	180,994
Northside, TX, Tollway Authority Revenue Series A 5.00%, 9/1/2016	1,100,000	1,250,854
San Antonio, TX, Electric and Gas:
Series A 5.00%, 2/1/2014	200,000	210,148
Series D 5.00%, 2/1/2017	2,755,000	3,216,793
Texas A&M, State University Revenue:
Series D 4.00%, 5/15/2016	750,000	832,665
Series B 5.00%, 5/15/2016	1,000,000	1,143,420
Texas Tech, State University Revenue:
Series A 3.00%, 8/15/2016	1,000,000	1,080,810
5.00%, 2/15/2017	2,695,000	3,140,241
Texas, State General Obligation:
5.00%, 10/1/2015	3,495,000	3,926,772
Series A 5.00%, 10/1/2015	8,000,000	8,988,320
5.00%, 10/1/2016	4,000,000	4,635,680
Series A 5.00%, 10/1/2016	2,110,000	2,445,321
5.00%, 4/1/2017	1,125,000	1,321,144
Series A 5.00%, 10/1/2017	1,550,000	1,846,716
Series B 5.00%, 10/1/2017	3,535,000	4,211,705
Texas, State Public Finance Authority:
Series A 5.00%, 1/1/2017	1,100,000	1,236,653
Series A 5.00%, 7/1/2017	2,855,000	3,209,677
Texas, State University Revenue:
5.00%, 3/15/2015	500,000	548,755
5.00%, 3/15/2016	1,000,000	1,137,410
University of Texas, Revenue Series A 5.00%, 8/15/2015	3,100,000	3,463,506

		100,199,026

UTAH — 0.9%
Utah, State General Obligation:
Series A 4.00%, 7/1/2017	380,000	433,542
Series A 5.00%, 7/1/2015	6,900,000	7,680,666
Series C 5.00%, 7/1/2015	800,000	890,512
Series A 5.00%, 7/1/2016	5,050,000	5,812,853

		14,817,573

VIRGINIA — 1.9%
Richmond, VA, General Obligation Series C 5.00%, 7/15/2016	2,000,000	2,288,820
Virginia, State College Building Authority, Educational Facilities Revenue 5.00%, 2/1/2017	1,000,000	1,162,370
Virginia, State Public Building Authority, Building Revenue:
Series B 5.00%, 8/1/2014	1,500,000	1,607,970
Series B 5.00%, 8/1/2016	5,600,000	6,429,416
Virginia, State Transportation Board Revenue:
Series A 5.00%, 9/15/2015	500,000	558,625
5.00%, 5/15/2016	16,170,000	18,454,336

		30,501,537

WASHINGTON — 4.3%
Central Puget Sound, WA, Regional Transit Authority Series P-1 5.00%, 2/1/2017	4,500,000	5,222,835
Energy Northwest Washington, Electricity Revenue:
Series A 4.00%, 7/1/2014	1,375,000	1,450,666
Series D 5.00%, 7/1/2014	850,000	909,415
5.00%, 7/1/2015	500,000	554,985
Series A 5.00%, 7/1/2017	4,500,000	5,295,195
Series A 5.25%, 7/1/2016	1,960,000	2,261,213
Energy Northwest, WA, Electricity Revenue Series A 5.00%, 7/1/2014	1,485,000	1,588,801
King County, WA, School District No. 1 Series B 5.00%, 1/1/2016	4,500,000	5,064,750
Seattle, WA, Municipal Light & Power Revenue Series B 5.00%, 2/1/2015	7,540,000	8,236,244
Seattle, WA, Water System Revenue 5.00%, 9/1/2017	845,000	1,000,995
Snohomish County, WA, Public Utility Revenue 5.00%, 12/1/2016	425,000	492,125
Snohomish County, WA, School District No. 15 4.00%, 12/1/2017	2,400,000	2,747,736
Washington, State General Obligation:
Series R 5.00%, 1/1/2015	10,500,000	11,437,440
Series A 5.00%, 8/1/2015	4,110,000	4,576,978
5.00%, 7/1/2016	1,240,000	1,422,677
5.00%, 7/1/2017	15,000,000	17,643,450

		69,905,505

WISCONSIN — 2.6%
Milwaukee, WI, General Obligation:
5.00%, 2/1/2015	8,825,000	9,624,457
Series N3 5.00%, 5/15/2016	2,590,000	2,952,160
Series N2 5.00%, 5/1/2017	10,000,000	11,661,100
Wisconsin, State General Obligation:
4.00%, 11/1/2016	1,950,000	2,186,945
Series A 5.00%, 5/1/2015	3,380,000	3,730,303

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Series C 5.00%, 5/1/2015	$10,000,000	$11,036,400
Series C 5.00%, 5/1/2017	470,000	547,639

		41,739,004

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $1,572,666,158)		1,594,334,662

	Shares
SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $5,250,628)	5,250,628	5,250,628

TOTAL INVESTMENTS — 99.1% (f)
(Cost $1,577,916,786)		1,599,585,290
OTHER ASSETS & LIABILITIES — 0.9%		14,465,535

NET ASSETS — 100.0%		$1,614,050,825

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	2.12%
	Permanent School Fund Guaranteed	0.44%
	Assured Guaranty Corp.	0.16%
	National Public Finance Guarantee Corp.	0.00%

(b)	Variable rate security. Rate shown is rate in effect at December 31, 2012. Maturity date disclosed is the ultimate maturity.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 100.0%
ALASKA — 4.2%
Alaska, State Housing Finance Corp. Revenue Series A 0.11%, 12/1/2030 (a)	$500,000	$500,000

ARIZONA — 0.8%
Arizona, Health Facilities Authority Revenue Series E 0.13%, 1/1/2029 (a)	100,000	100,000

CALIFORNIA — 11.9%
California, Statewide Communities Development Authority Revenue 0.25%, 7/1/2036 (a)	200,000	200,000
Pasadena, CA, Certificates Participation Series A 0.13%, 2/1/2035 (a)	400,000	400,000
Riverside, CA, Electric Revenue Series C 0.13%, 10/1/2035 (a)	150,000	150,000
Sacramento, CA, Transportation Authority 0.12%, 10/1/2038 (a)	500,000	500,000
Santa Clara, CA, Financing Authority Revenue Series M 0.14%, 5/15/2035 (a)	185,000	185,000

		1,435,000

COLORADO — 4.2%
Broomfield, CO, Urban Renewal Authority, Tax Revenue 0.65%, 12/1/2030 (a)	400,000	400,000
Colorado, Educational & Cultural Facilities Authority 0.11%, 7/1/2033 (a)	100,000	100,000

		500,000

CONNECTICUT — 4.2%
Connecticut, State Housing Finance Authority Revenue Series E 0.15%, 5/15/2036 (a)	500,000	500,000

FLORIDA — 4.2%
Charlotte, FL, Utility System Revenue Series A 0.24%, 10/1/2021 (a)(b)	500,000	500,000

ILLINOIS — 4.2%
Illinois, State Finance Authority Revenue 0.21%, 11/15/2037 (a)(b)	500,000	500,000

LOUISIANA — 4.2%
St. James Parish, LA, Revenue Series A-1 0.35%, 11/1/2040 (a)	500,000	500,000

NEBRASKA — 0.8%
Nebraska, Central Plains Energy Project Revenue 0.13%, 8/1/2039 (a)	100,000	100,000

NEW MEXICO — 0.8%
New Mexico, State Municipal Energy Acquisition Authority, Gas Supply Revenue 0.13%, 11/1/2039 (a)	100,000	100,000

NEW YORK — 17.8%
New York, NY, City Municipal Water Finance Authority Revenue Series F-2 0.13%, 6/15/2033 (a)	400,000	400,000
New York, NY, City Transitional Finance Authority Revenue Series 3 0.32%, 11/1/2022 (a)	400,000	400,000
New York, NY, Metropolitan Transportation Authority Revenue 0.13%, 11/1/2035 (a)	100,000	100,000
New York, NY, Triborough Bridge & Tunnel Authority Revenue Series B-3 0.16%, 1/1/2032 (a)	390,000	390,000
New York, State Housing Finance Agency:
Series A 0.16%, 11/1/2036 (a)	350,000	350,000
Series A 0.16%, 11/1/2037 (a)	500,000	500,000

		2,140,000

NORTH CAROLINA — 14.0%
Charlotte, NC, Water & Sewer System Revenue Series C 0.13%, 6/1/2025 (a)	500,000	500,000
New Hanover, NC, Hospital Revenue 0.20%, 10/1/2026 (a)(b)	580,000	580,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue 0.14%, 12/1/2028 (a)	100,000	100,000
Person County, NC, Industrial Facilities & Pollution Control Financing Authority Revenue 0.22%, 11/1/2035 (a)	500,000	500,000

		1,680,000

OHIO — 3.2%
Ohio State University, Revenue 1.25%, 12/1/2026 (a)(b)	380,000	380,000

PENNSYLVANIA — 6.7%
Pennsylvania, Delaware Valley Regional Financing Authority Revenue Series B 0.23%, 6/1/2042 (a)	300,000	300,000
Pittsburgh, PA, Water & Sewer Authority 0.26%, 9/1/2033 (a)(b)	500,000	500,000

		800,000

RHODE ISLAND — 2.5%
Rhode Island, Health & Educational Building Corp., Revenue 0.19%, 10/1/2033 (a)	300,000	300,000

SOUTH CAROLINA — 4.8%
Rock Hill, SC, Combined Utility System Revenue Series B 0.23%, 1/1/2033 (a)(b)	580,000	580,000

TENNESSEE — 7.4%
Clarksville, TN, Public Building Authority Revenue:
0.19%, 6/1/2024 (a)	100,000	100,000
0.19%, 6/1/2029 (a)	100,000	100,000
Montgomery County, TN, Public Building Authority Revenue 0.17%, 9/1/2029 (a)	500,000	500,000

See accompanying notes to financial statements.

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Nashville & Davidson County, TN, Industrial Development Board Revenue 0.16%, 12/1/2031 (a)	$187,000	$187,000

		887,000

TEXAS — 3.3%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue Series C 0.11%, 6/1/2024 (a)	400,000	400,000

WASHINGTON — 0.8%
Washington, Health Care Facilities Authority Revenue Series C 0.13%, 10/1/2042 (a)	100,000	100,000

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $12,002,000)		12,002,000

	Shares
SHORT TERM INVESTMENT — 0.0% (c)
MONEY MARKET FUND — 0.0% (c)
State Street Institutional Tax Free Money Market Fund 0.00% (d)(e)(f) (Cost $2,387)	2,387	2,387

TOTAL INVESTMENTS — 100.0% (g)
(Cost $12,004,387)		12,004,387
OTHER ASSETS & LIABILITIES — 0.0% (c)		77

NET ASSETS — 100.0%		$12,004,464

(a)	Variable rate security. Rate shown is rate in effect at December 31, 2012. Maturity date disclosed is the ultimate maturity.
(b)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	25.32%

(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (Note 2)
(g)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.1%
ALABAMA — 1.5%
Jefferson County, AL, School Warrant Revenue Series A 5.00%, 1/1/2024	$1,000,000	$976,050
Phenix, AL, Industrial Development Board, Environmental Improvement Revenue 4.13%, 5/15/2035	2,000,000	1,988,920

		2,964,970

ALASKA — 0.2%
Northern Alaska, Tobacco Securitization Corp., Tobacco Settlement Revenue Asset Backed Bonds Series A 5.00%, 6/1/2032	500,000	448,365

ARIZONA — 3.4%
Arizona, AZ, Health Facilities Authority, Hospital Revenue Series A 5.00%, 2/1/2042	1,000,000	1,082,630
Arizona, AZ, School Facilities Board Revenue 5.00%, 7/1/2018 (a)	1,000,000	1,147,950
Downtown Phoenix, AZ, Hotel Corp. Revenue Series A 5.25%, 7/1/2023	1,010,000	1,043,775
Phoenix, AZ, Industrial Development Authority Education Revenue:
7.50%, 7/1/2042	500,000	537,230
Series A 7.50%, 7/1/2042	1,000,000	1,053,180
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A 9.75%, 5/1/2025	1,000,000	1,078,010
Salt Verde, AZ, Financial Corp. Senior Gas Revenue 5.00%, 12/1/2037	530,000	591,628

		6,534,403

CALIFORNIA — 18.6%
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue 5.45%, 6/1/2028 (b)	990,000	974,744
California, Golden State Tobacco Securitization Corp., Revenue:
Series A-1 5.00%, 6/1/2033	2,000,000	1,812,100
Series A 5.00%, 6/1/2045	1,000,000	1,040,330
Series A-1 5.13%, 6/1/2047	1,860,000	1,600,195
Series A-1 5.75%, 6/1/2047	4,085,000	3,860,448
California, Health Facilities Financing Authority Revenue:
Series A 5.00%, 11/15/2034	500,000	541,700
Series A 5.00%, 4/1/2037 (a)	1,000,000	1,041,050
California, Pollution Control Financing Authority, Water Furnishing Sacramento Revenue 5.00%, 11/21/2045	2,000,000	2,012,020
California, State Municipal Finance Authority, Mobile Home Park Revenue Series A 5.50%, 8/15/2047	435,000	460,974
California, State Public Works Board, Lease Revenue:
4.00%, 6/1/2027	965,000	1,016,077
Series C 5.00%, 9/1/2036	500,000	562,345
Series G 5.00%, 11/1/2037	1,000,000	1,098,510
California, Statewide Communities Development Authority Revenue:
Series A 4.88%, 11/15/2036	550,000	552,761
5.00%, 8/15/2047	330,000	344,352
Series A 5.13%, 7/15/2031	500,000	516,160
Series A 5.25%, 7/1/2030	795,000	831,133
Series A 6.00%, 10/1/2047	2,000,000	2,141,520
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	102,772
Daly City, CA, Housing Development Finance Agency, Mobile Home Park Revenue Series A 5.00%, 12/15/2047	490,000	500,775
Hesperia, CA, Public Financing Authority, Tax Allocation:
Series A 5.50%, 9/1/2022	1,000,000	1,007,270
Series A 5.50%, 9/1/2032	465,000	442,443
Independent Cities, CA, Finance Authority, Mobile Home Park Revenue Series A 5.00%, 5/15/2039	250,000	262,190
Los Angeles, CA, Regional Airports Improvement Corp., Lease Revenue Series A 7.13%, 12/1/2024 (c)	500,000	559,990
March, CA, Joint Powers Redevelopment Agency, Tax Allocation Series B 7.50%, 8/1/2041	1,000,000	1,183,420
Oakley, CA, Public Finance Authority Revenue, Special Assessment 5.30%, 9/2/2034	170,000	178,706
Pittsburg, CA, Redevelopment Agency, Tax Allocation:
Zero Coupon, 8/1/2020 (a)(d)	500,000	358,225
6.50%, 9/1/2028	1,000,000	1,092,190
Rancho Mirage, CA, Joint Powers Financing Authority Revenue Series A 5.00%, 7/1/2027	1,000,000	1,045,420
Riverside County, CA, Redevelopment Agency, Tax Allocation Series A 6.00%, 10/1/2039	430,000	473,546
San Benito, CA, Health Care District Revenue 5.40%, 10/1/2020	1,000,000	1,000,730
Temecula, CA, Public Financing Authority, Special Tax Revenue:
5.00%, 9/1/2030	500,000	527,415
5.00%, 9/1/2034	1,000,000	1,043,570
Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue Series A1 5.50%, 6/1/2045	1,605,000	1,428,386

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue:
Series A1 5.00%, 6/1/2037	$1,000,000	$890,200
Series A1 5.13%, 6/1/2046	690,000	590,157
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	1,000,000	954,060
Vernon, CA, Electric System Revenue Series A 5.13%, 8/1/2021	1,125,000	1,268,257
West Contra Costa, CA, Healthcare District, Certificates of Participation 5.75%, 7/1/2037	400,000	447,576

		35,763,717

COLORADO — 5.1%
Colorado, Health Facilities Authority Revenue:
Series B 4.00%, 12/1/2026	1,000,000	1,002,480
Series A 5.90%, 8/1/2037	1,000,000	1,011,760
Series A 7.75%, 8/1/2039	485,000	541,158
Denver, CO, City & County Special Facilities, Airport Revenue Series A 5.25%, 10/1/2032	1,000,000	1,017,560
Great Western, CO, Metropolitan District, General Obligation Series A1 9.00%, 8/1/2039	1,000,000	1,047,370
Harvest Junction, CO, Metropolitan District, General Obligation 5.00%, 12/1/2030	770,000	793,655
Metropolitan District, CO, Compark Business Campus, General Obligation:
Series A 5.75%, 12/1/2027	1,000,000	1,006,310
Series A 6.75%, 12/1/2039	1,000,000	1,026,070
Prairie Center, CO, Metropolitan District No. 3, General Obligation Series A 5.40%, 12/15/2031	1,000,000	999,970
Public Authority for Colorado, State Natural Gas Purchase Revenue 6.50%, 11/15/2038	1,035,000	1,419,171

		9,865,504

CONNECTICUT — 0.9%
Harbor Point, CT, Special Obligation Revenue Series A 7.88%, 4/1/2039	1,000,000	1,140,300
Mohegan Tribe of Indians, CT, Gaming Authority Revenue 5.13%, 1/1/2023 (e)	500,000	500,580

		1,640,880

DISTRICT OF COLUMBIA — 0.6%
Tobacco Settlement Financing Corp., DC, Revenue 6.50%, 5/15/2033	1,000,000	1,169,020

FLORIDA — 7.7%
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	1,000,000	1,013,710
Escambia County, FL, Health Facilities Authority Revenue Series A 5.75%, 8/15/2029	1,000,000	1,140,900
Florida Development Finance Corp., Educational Facilities Revenue:
Series A 6.13%, 6/15/2043	500,000	490,850
Series A 7.50%, 6/15/2033	500,000	583,070
Fort Pierce, FL, Redevelopment Agency Revenue, Tax Allocation 5.00%, 5/1/2031	1,000,000	1,040,370
Guam Power Authority Revenue Series A 7.38%, 11/15/2019	300,000	304,998
Hillsborough County, FL, Industrial Development Authority, Hospital Revenue 5.25%, 10/1/2026	1,000,000	1,070,110
Lake County, FL, Industrial Development Revenue Series A 7.13%, 11/1/2042	500,000	500,065
Lakeland, FL, Educational Facilities Revenue Series A 5.00%, 9/1/2037	170,000	181,820
Lakes by the Bay Community Development District, FL, Special Assessment 5.75%, 11/1/2042	500,000	511,300
Lee County, FL, Industrial Development Authority, Revenue Series A 5.38%, 6/15/2037	1,000,000	1,002,910
Madison County, FL, Revenue Series A 6.00%, 7/1/2025	720,000	700,719
Martin County, FL, Health Facilities Authority, Revenue Series B 5.00%, 11/15/2028	2,000,000	2,177,040
Northern Palm Beach County, FL, Improvement District, Special Assesment 5.13%, 8/1/2022	1,000,000	1,026,240
Pinellas County, FL, Educational Facilities Authority Revenue 5.25%, 10/1/2030	1,000,000	1,114,570
Renaissance Community Development District, FL, Special Assessment 5.55%, 5/1/2033	500,000	504,560
Seven Oaks, FL, Community Development District, Special Assessment Series A-2 6.50%, 5/1/2033	750,000	801,008
Tolomato, FL, Community Development District, Special Assessment:
Series A-2 Zero Coupon, 5/1/2039 (f)	65,000	46,647
Series A-3 Zero Coupon, 5/1/2040 (f)	195,000	112,349
Series A-4 Zero Coupon, 5/1/2040 (f)	85,000	36,027
Series 1 6.65%, 5/1/2040	15,000	8,017
Series 2 6.65%, 5/1/2040	470,000	213,051
Series 3 6.65%, 5/1/2040 (b)	120,000	1

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Series A-1 6.65%, 5/1/2040	$200,000	$195,908

		14,776,240

GEORGIA — 1.1%
Georgia Local Government, Certificates of Participation Series A 4.75%, 6/1/2028 (a)	2,000,000	2,066,360

GUAM — 1.2%
Guam Power Authority Revenue Series A 5.00%, 10/1/2034	160,000	177,910
Guam, Government General Obligation Series A 6.75%, 11/15/2029	1,000,000	1,119,570
Guam, Government Waterworks Authority, Water & Wastewater System Revenue 5.63%, 7/1/2040	1,000,000	1,052,090

		2,349,570

HAWAII — 0.8%
Hawaii, Pacific Health Special Purpose Revenue Series B 5.75%, 7/1/2040	1,000,000	1,124,140
Hawaii, State Department of Budget & Finance, Special Purpose Revenue Series A 4.65%, 3/1/2037	480,000	485,774

		1,609,914

ILLINOIS — 4.9%
Chicago, IL, Board of Education, General Obligation Series A 5.50%, 12/1/2026 (a)	1,500,000	1,855,230
Cook County, IL, Revenue 6.50%, 10/15/2040	1,000,000	1,059,310
Illinois, State Finance Authority Revenue:
5.75%, 5/15/2046	2,000,000	2,046,380
6.13%, 5/15/2027	1,000,000	1,114,200
7.13%, 2/1/2034	1,000,000	1,092,160
7.13%, 2/15/2039	1,100,000	1,213,091
Illinois, State Finance Authority, Student Housing Revenue Series A 5.00%, 6/1/2024 (c)	500,000	429,970
Railsplitter, IL, Tobacco Settlement Authority Revenue 5.50%, 6/1/2023	500,000	596,980

		9,407,321

INDIANA — 2.5%
Indiana, State Finance Authority, Environmental Revenue:
6.00%, 12/1/2019	1,000,000	1,112,110
6.00%, 12/1/2026	500,000	512,280
Indiana, State Finance Authority, Hospital Revenue 5.50%, 8/15/2040	2,000,000	2,173,420
Vigo County, IN, Hospital Authority Revenue 5.75%, 9/1/2042 (e)	1,000,000	1,034,160

		4,831,970

IOWA — 1.7%
Iowa Finance Authority, Midwestern Disaster Area Revenue 4.75%, 8/1/2042	1,950,000	1,967,881
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C 5.50%, 6/1/2042 (b)	1,355,000	1,288,727

		3,256,608

KANSAS — 1.6%
Burlington, KS, Environment Improvement Revenue 4.65%, 9/1/2035 (f)	1,000,000	1,036,380
Lenexa, KS, Health Facility Revenue 5.25%, 5/15/2022	1,000,000	1,044,330
Overland Park, KS, Development Corp., Revenue 5.25%, 1/1/2032 (a)	1,000,000	1,026,440

		3,107,150

LOUISIANA — 1.5%
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,060,000	1,242,405
Louisiana, Public Facilities Authority, Hospital Revenue 4.00%, 7/1/2042	500,000	492,330
Louisiana, State Environmental Facilities & Community Development Authority Revenue 6.75%, 11/1/2032	500,000	561,250
New Orleans, LA, General Obligation 5.00%, 12/1/2033	500,000	557,930

		2,853,915

MAINE — 0.3%
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	525,116

MARYLAND — 0.2%
Maryland, State Economic Development Corp., Student Housing Revenue 5.00%, 6/1/2030	350,000	379,229

MASSACHUSETTS — 1.2%
Massachusetts, Development Finance Agency, Resource Recovery Revenue Series B 4.88%, 11/1/2042	1,000,000	1,013,470
Massachusetts, Port Authority Facilities Revenue:
Series A 5.00%, 1/1/2027 (a)	995,000	989,060
Series A 5.50%, 1/1/2016 (a)	250,000	250,205

		2,252,735

MICHIGAN — 2.6%
Conner Creek Academy, MI, Public School Revenue 5.00%, 11/1/2026	1,000,000	881,050
Detroit, MI, Water and Sewerage Department System Revenue Series A 5.25%, 7/1/2039	980,000	1,057,537

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Kent County, MI, Hospital Finance Authority Revenue Series A 5.25%, 7/1/2030	$865,000	$889,445
Michigan Finance Authority Ltd., Miscellaneous Revenue 8.13%, 4/1/2041	500,000	585,865
Michigan, State Public Power Agency Revenue Series A 5.00%, 1/1/2043	1,000,000	1,067,170
Michigan, State Tobacco Settlement Finance Authority Revenue Series A 6.88%, 6/1/2042	590,000	610,786

		5,091,853

MINNESOTA — 1.0%
Oakdale, MN, Revenue 5.00%, 4/1/2034	1,000,000	1,012,060
St. Paul, MN, Housing & Redevelopment Authority, Lease Revenue Series A 6.63%, 12/1/2023	835,000	866,672

		1,878,732

MISSOURI — 0.6%
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue:
5.00%, 5/1/2035	265,000	264,629
6.00%, 5/1/2042	435,000	435,470
University Place, MO, Transportation Development District, Special Assessment & Sales Tax Revenue 5.00%, 3/1/2032	500,000	442,940

		1,143,039

NEBRASKA — 0.6%
Central Plains Energy Project, NE, Natural Gas Revenue:
5.00%, 9/1/2032	500,000	540,240
5.00%, 9/1/2042	500,000	529,920

		1,070,160

NEVADA — 0.6%
Las Vegas, NV, Local Improvement, Special Assessment 6.25%, 6/1/2024	200,000	205,564
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A 6.75%, 6/15/2028 (e)	1,000,000	1,029,740

		1,235,304

NEW JERSEY — 6.5%
Bayonne, NJ, Redevelopment Agency Revenue Series A 5.38%, 11/1/2035	535,000	536,407
New Jersey, Economic Development Authority, Revenue:
4.25%, 6/15/2027	500,000	529,170
5.00%, 6/15/2028	500,000	565,515
5.00%, 6/1/2032	1,000,000	1,162,990
5.25%, 9/15/2029	1,050,000	1,050,840
7.10%, 11/1/2031 (c)	1,000,000	690,120
New Jersey, Educational Facilities Authority, Revenue:
Series A 3.50%, 7/1/2025	540,000	560,056
Series B 4.00%, 7/1/2023	500,000	557,040
New Jersey, Health Care Facilities Financing Authority, Revenue 4.00%, 7/1/2026	1,175,000	1,216,842
Tobacco Settlement Financing Corp., NJ, Revenue:
Series 1A 4.63%, 6/1/2026	1,000,000	970,000
Series 1A 4.75%, 6/1/2034	1,000,000	890,100
Series 1A 5.00%, 6/1/2029	1,020,000	992,123
Series 1A 5.00%, 6/1/2041	3,000,000	2,715,000

		12,436,203

NEW MEXICO — 0.2%
Mariposa, NM, Public Improvement District, General Obligation 6.00%, 9/1/2032	500,000	425,030

NEW YORK — 3.8%
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	1,000,000	1,125,060
Hudson, NY, Yards Infrastructure Corp., Revenue Series A 5.75%, 2/15/2047	500,000	593,180
New York, NY, Industrial Development Agency Revenue:
4.00%, 1/1/2015 (a)	100,000	102,968
5.00%, 1/1/2031 (a)	1,000,000	1,010,820
5.00%, 9/1/2035	1,000,000	1,024,930
5.75%, 10/1/2037	1,000,000	450,040
Series A 8.50%, 8/1/2028 (c)	500,000	579,995
Syracuse, NY, Industrial Development Agency Revenue Series A 5.00%, 1/1/2036	1,000,000	1,009,190
TSASC, Inc., NY, Revenue:
Series 1 5.00%, 6/1/2034	530,000	468,054
Series 1 5.13%, 6/1/2042	1,000,000	852,950

		7,217,187

NORTH CAROLINA — 0.3%
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue 5.00%, 5/1/2032	500,000	545,100

OHIO — 7.2%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2 5.13%, 6/1/2024	1,150,000	1,046,339
Series A-2 5.38%, 6/1/2024	1,000,000	930,050
Series A-2 5.75%, 6/1/2034	2,000,000	1,775,060
Series A-2 5.88%, 6/1/2030	2,000,000	1,822,180
Series A-2 5.88%, 6/1/2047	1,500,000	1,343,490
Series A-2 6.00%, 6/1/2042	2,110,000	1,921,134
Series A-3 6.25%, 6/1/2037 (f)	1,000,000	947,350
Series A-2 6.50%, 6/1/2047	1,000,000	973,160

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Ohio, State Air Quality Development Authority Revenue:
Series E 5.63%, 10/1/2019	$790,000	$929,016
6.75%, 6/1/2024	1,000,000	1,032,790
Ohio, State Hospital Facilities Authority Revenue 6.00%, 12/1/2042	1,000,000	1,084,720

		13,805,289

OKLAHOMA — 1.1%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue Series A 7.13%, 11/1/2030	1,025,000	1,168,726
Tulsa, OK, Municipal Airport Trust Trustees, Revenue 6.25%, 6/1/2020 (b)	1,000,000	1,002,610

		2,171,336

PENNSYLVANIA — 2.3%
Allegheny County, PA, Hospital Development Authority Revenue Series A 5.38%, 11/15/2040	680,000	464,372
Erie, PA, Higher Education Building Authority Revenue 5.35%, 3/15/2028	540,000	587,855
Lancaster County, PA, Hospital Authority 5.00%, 4/1/2027	420,000	432,512
Montgomery County, PA, Industrial Development Authority Revenue 6.00%, 2/1/2021	1,015,000	1,038,020
Pennsylvania, State Economic Development Financing Authority Revenue 6.00%, 6/1/2031	515,000	515,015
Pennsylvania, State Higher Educational Facilities Authority Revenue 5.00%, 10/1/2044	180,000	194,404
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue Series A 5.63%, 7/1/2042	1,080,000	1,165,287

		4,397,465

PUERTO RICO — 3.6%
Puerto Rico Commonwealth, General Obligation:
Series A 5.00%, 7/1/2022	1,000,000	1,006,030
Series A 5.75%, 7/1/2041	1,725,000	1,746,959
Puerto Rico, Electric Power Authority Revenue Series XX 5.25%, 7/1/2040	1,000,000	988,520
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Revenue:
5.00%, 10/1/2042	150,000	147,030
5.38%, 4/1/2042	1,000,000	1,001,720
Puerto Rico, Sales Tax Financing Corp. Revenue Series A 5.38%, 8/1/2039	1,000,000	1,025,090
The Children’s Trust Fund, PR, Tobacco Settlement Revenue 5.63%, 5/15/2043 (b)	1,000,000	1,000,910

		6,916,259

TENNESSEE — 0.4%
Tennessee, State Energy Acquisition Corp., Gas Revenue Series A 5.25%, 9/1/2019	725,000	836,012

TEXAS — 5.8%
Austin, TX, Convention Center Revenue Series A 5.00%, 1/1/2034	875,000	914,620
Central Texas, Regional Mobility Authority Revenue 5.75%, 1/1/2025	1,000,000	1,169,030
Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp., Revenue 6.00%, 11/1/2014 (c)	1,000,000	842,040
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	750,000	758,947
Houston, TX, Airport System Revenue Series A 5.00%, 7/1/2028	1,000,000	1,138,550
Love Field, TX, Airport Modernization Corp. Revenue 5.25%, 11/1/2040	225,000	246,274
North Texas, Tollway Authority Revenue Series B 5.25%, 1/1/2052	500,000	556,440
Northpointe, TX, Water Control & Improvement District, General Obligation:
Series A 3.70%, 9/1/2034	580,000	582,703
Series A 3.70%, 9/1/2037	710,000	711,640
Texas, Brazos River Authority, Pollution Control Revenue Series D 5.40%, 10/1/2029 (f)	1,000,000	402,140
Texas, Municipal Gas Acquisition & Supply Corp. III, Revenue 5.00%, 12/15/2030	1,950,000	2,109,198
Texas, State Transportation Commission, Turnpike System Revenue Series A 5.00%, 8/15/2041	475,000	515,769
Travis County, TX, Health Facilities Development Corp., Revenue 7.13%, 11/1/2040	1,000,000	1,189,780

		11,137,131

UTAH — 0.5%
Utah, State Charter School Finance Authority Revenue Series A 5.80%, 6/15/2038	1,000,000	1,029,840

VIRGIN ISLANDS — 0.4%
Virgin Islands, Public Finance Authority Revenue 5.00%, 10/1/2031	800,000	835,968

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

VIRGINIA — 3.2%
Chesapeake, VA, Expressway Toll Road Revenue Series A 5.00%, 7/15/2047	$2,000,000	$2,146,180
Tobacco Settlement Financing Corp., VA, Revenue Series B1 5.00%, 6/1/2047	1,490,000	1,192,641
Virginia, Small Business Financing Authority Revenue:
5.00%, 7/1/2034	500,000	512,380
5.00%, 1/1/2040	900,000	918,963
5.50%, 1/1/2042	1,250,000	1,352,800

		6,122,964

WASHINGTON — 1.3%
Port of Seattle, WA, Industrial Development Corp. 5.00%, 4/1/2030	700,000	706,265
Washington, Health Care Facilities Authority Revenue:
4.75%, 12/1/2031	1,000,000	974,380
5.00%, 12/1/2042	320,000	333,782
Washington, State Higher Education Facilities Authority Revenue 5.25%, 10/1/2046	500,000	543,310

		2,557,737

WISCONSIN — 2.1%
Platteville Redevelopment Authority, WI, Revenue 5.00%, 7/1/2042	1,000,000	1,029,730
Public Finance Authority, WI, Public Facilities Revenue:
5.00%, 4/1/2022	625,000	629,093
5.00%, 7/1/2042	1,000,000	1,015,120
Series A 6.20%, 10/1/2042	325,000	333,083
Wisconsin, State Public Finance Authority Revenue Series A 8.63%, 6/1/2047	1,000,000	1,078,410

		4,085,436

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $179,821,966)		190,741,032

	Shares
SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Tax Free Money Market Fund 0.00% (g)(h)(i) (Cost $507,486)	507,486	507,486

TOTAL INVESTMENTS — 99.3% (j)
(Cost $180,329,452)		191,248,518
OTHER ASSETS & LIABILITIES — 0.7%		1,278,772

NET ASSETS — 100.0%		$192,527,290

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Ambac Financial Group	3.08%
	National Public Finance Guarantee Corp.	2.04%

(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	Non-income producing security.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.3% of net assets as of December 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Variable rate security. Rate shown is rate in effect at December 31, 2012. Maturity date disclosed is the ultimate maturity.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Value is determined based on Level 1 inputs. (Note 2)
(j)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.7%
ARIZONA — 0.6%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue 4.84%, 1/1/2041	$390,000	$466,787
Phoenix, AZ, General Obligation 5.27%, 7/1/2034	160,000	188,726

		655,513

CALIFORNIA — 35.7%
California, Bay Area Toll Authority, Toll Bridge Revenue 7.04%, 4/1/2050	800,000	1,166,192
California, State General Obligation:
5.70%, 11/1/2021	220,000	262,139
6.65%, 3/1/2022	370,000	463,251
7.30%, 10/1/2039	1,675,000	2,321,047
7.35%, 11/1/2039	1,010,000	1,407,970
7.50%, 4/1/2034	1,715,000	2,385,136
7.55%, 4/1/2039	2,930,000	4,224,474
7.60%, 11/1/2040	1,785,000	2,607,653
7.63%, 3/1/2040	1,345,000	1,943,121
7.70%, 11/1/2030	595,000	737,407
7.95%, 3/1/2036	930,000	1,155,702
California, State Public Works Board, Lease Revenue 8.36%, 10/1/2034	185,000	236,071
East Bay, CA, Municipal Utility District, Water System Revenue 5.87%, 6/1/2040	445,000	588,419
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue 5.74%, 6/1/2039	420,000	525,609
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
7.49%, 8/1/2033	170,000	216,835
7.62%, 8/1/2040	410,000	543,193
Los Angeles, CA, Community College District, General Obligation:
6.60%, 8/1/2042	405,000	551,825
6.75%, 8/1/2049	420,000	592,637
Los Angeles, CA, Department of Airports Revenue 6.58%, 5/15/2039	200,000	260,594
Los Angeles, CA, Department of Water & Power Revenue:
5.72%, 7/1/2039	320,000	397,629
6.17%, 7/1/2040	115,000	134,844
6.57%, 7/1/2045	760,000	1,064,783
6.60%, 7/1/2050	500,000	725,160
Los Angeles, CA, Department of Water & Power Waterworks Revenue 6.01%, 7/1/2039	115,000	146,418
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	980,000	1,174,961
5.76%, 7/1/2029	290,000	338,549
6.76%, 7/1/2034	1,275,000	1,701,857
Orange County, CA, Local Transportation Authority, Sales Tax Revenue Series A 6.91%, 2/15/2041	150,000	209,945
Sacramento, CA, Municipal Utility District, Electricity Revenue 6.16%, 5/15/2036	265,000	328,528
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue 5.91%, 4/1/2048	330,000	436,214
San Diego County, CA, Water Authority Revenue 6.14%, 5/1/2049	550,000	732,034
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
6.26%, 4/1/2049	1,415,000	1,959,605
6.79%, 4/1/2030	445,000	565,604
6.91%, 10/1/2050	170,000	244,649
6.92%, 4/1/2040	405,000	558,475
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
6.00%, 11/1/2040	430,000	535,075
6.00%, 11/1/2040	150,000	187,338
6.95%, 11/1/2050	360,000	512,777
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue 5.88%, 4/1/2032	390,000	476,876
Southern California, Metropolitan Water District Revenue 6.95%, 7/1/2040	100,000	124,458
University of California, Revenue:
5.77%, 5/15/2043	560,000	690,654
5.95%, 5/15/2045	480,000	593,146
6.27%, 5/15/2031	155,000	180,584
6.55%, 5/15/2048	460,000	612,614
6.58%, 5/15/2049	465,000	607,220

		37,429,272

COLORADO — 1.1%
Colorado, Regional Transportation District, Sales Tax Revenue 5.84%, 11/1/2050	150,000	205,593
Colorado, State Bridge Enterprise Revenue Series A 6.08%, 12/1/2040	300,000	387,813
Denver, CO, City & County School District No 1, General Obligation 5.66%, 12/1/2033	365,000	458,422
Denver, CO, General Obligation 5.65%, 8/1/2030	100,000	120,502

		1,172,330

CONNECTICUT — 0.9%
Connecticut, State General Obligation:
5.09%, 10/1/2030	315,000	361,926
5.63%, 12/1/2029	225,000	280,597
Connecticut, State Special Tax Revenue 5.46%, 11/1/2030	280,000	333,995

		976,518

See accompanying notes to financial statements.

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

DISTRICT OF COLUMBIA — 1.0%
District of Columbia, Income Tax Revenue:
5.58%, 12/1/2035	$145,000	$183,666
5.59%, 12/1/2034	175,000	218,452
District of Columbia, Water & Sewer Authority Revenue 5.52%, 10/1/2044	100,000	123,868
Metropolitan Washington, DC, Airport Authority, Dules Road Revenue 7.46%, 10/1/2046	380,000	461,738

		987,724

GEORGIA — 3.1%
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	1,130,000	1,349,796
6.66%, 4/1/2057	745,000	884,643
7.06%, 4/1/2057	605,000	684,715
Georgia, State General Obligation 4.50%, 11/1/2025	255,000	297,445

		3,216,599

ILLINOIS — 5.3%
Chicago, IL, Board of Education, General Obligation 6.14%, 12/1/2039	295,000	332,521
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	610,000	773,761
Chicago, IL, O’Hare International Airport Revenue:
6.40%, 1/1/2040	310,000	403,877
6.85%, 1/1/2038	235,000	273,634
Chicago, IL, Transit Authority, Sales Tax Revenue 6.20%, 12/1/2040	555,000	627,577
Chicago, IL, Waste Water Transmission Revenue 6.90%, 1/1/2040	140,000	178,707
Chicago, IL, Water Revenue 6.74%, 11/1/2040	235,000	321,988
Cook County, IL, General Obligation 6.23%, 11/15/2034	275,000	314,548
Illinois, State General Obligation:
6.63%, 2/1/2035	510,000	578,075
6.73%, 4/1/2035	285,000	326,182
7.35%, 7/1/2035	565,000	683,486
Illinois, State Toll Highway Authority Revenue:
5.85%, 12/1/2034	250,000	310,958
6.18%, 1/1/2034	375,000	474,337

		5,599,651

INDIANA — 0.2%
Indianapolis, IN, Public Improvement Revenue 6.12%, 1/15/2040	150,000	197,838

KANSAS — 0.2%
Kansas, State Department of Transportation, Highway Revenue 4.60%, 9/1/2035	160,000	184,490

KENTUCKY — 0.3%
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue 6.25%, 5/15/2043	250,000	332,818

LOUISIANA — 0.2%
East Baton Rouge, LA, Sewer Commission Revenue 6.09%, 2/1/2045	180,000	203,355

MARYLAND — 0.7%
Maryland, State Transportation Authority Revenue 5.89%, 7/1/2043	520,000	691,049

MASSACHUSETTS — 3.2%
Massachusetts, State General Obligation:
Series E 4.20%, 12/1/2021	580,000	660,899
Series D 4.50%, 8/1/2031	135,000	150,449
4.91%, 5/1/2029	200,000	233,816
5.46%, 12/1/2039	810,000	1,018,073
Massachusetts, State School Building Authority Revenue:
5.45%, 11/1/2040	320,000	396,294
5.72%, 8/15/2039	500,000	644,870
Massachusetts, State Water Pollution Abatement Trust 5.19%, 8/1/2040	230,000	269,631

		3,374,032

MICHIGAN — 0.3%
Michigan, State General Obligation Series B 7.63%, 9/15/2027	200,000	256,230

MISSISSIPPI — 0.2%
Mississippi, State General Obligation 5.25%, 11/1/2034	135,000	162,009

MISSOURI — 0.8%
Missouri, State Highways & Transportation Commission, State Road Revenue 5.45%, 5/1/2033	235,000	287,168
University of Missouri, Revenue:
5.79%, 11/1/2041	100,000	134,554
5.96%, 11/1/2039	350,000	457,100

		878,822

NEVADA — 1.2%
Clark County, NV, Airport Revenue:
6.82%, 7/1/2045	380,000	543,974
6.88%, 7/1/2042	345,000	393,158
Las Vegas Valley, NV, Water District, General Obligation 7.01%, 6/1/2039	255,000	346,527

		1,283,659

See accompanying notes to financial statements.

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

NEW JERSEY — 6.6%
New Jersey, State Transportation Trust Revenue:
5.75%, 12/15/2028	$700,000	$840,042
6.10%, 12/15/2028	385,000	439,570
6.56%, 12/15/2040	415,000	555,448
6.88%, 12/15/2039	215,000	247,100
New Jersey, State Turnpike Authority Revenue:
7.10%, 1/1/2041	1,810,000	2,608,807
7.41%, 1/1/2040	1,255,000	1,852,305
Rutgers University, Revenue 5.67%, 5/1/2040	325,000	407,950

		6,951,222

NEW YORK — 15.0%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.44%, 6/15/2043	425,000	532,627
5.72%, 6/15/2042	565,000	733,246
5.75%, 6/15/2041	365,000	473,299
5.79%, 6/15/2041	345,000	394,832
5.88%, 6/15/2044	530,000	707,142
5.95%, 6/15/2042	255,000	340,422
6.01%, 6/15/2042	215,000	288,973
6.28%, 6/15/2042	135,000	160,826
New York, NY, City Transitional Finance Authority Revenue:
5.51%, 8/1/2037	510,000	634,159
5.57%, 11/1/2038	450,000	560,831
5.77%, 8/1/2036	215,000	266,417
6.83%, 7/15/2040	265,000	351,599
New York, NY, General Obligation:
5.21%, 10/1/2031	280,000	329,417
5.52%, 10/1/2037	355,000	438,677
5.85%, 6/1/2040	275,000	357,426
Series G-1 5.97%, 3/1/2036	225,000	290,282
5.99%, 12/1/2036	615,000	780,318
6.25%, 6/1/2035	335,000	398,804
6.27%, 12/1/2037	335,000	448,582
6.65%, 12/1/2031	105,000	129,542
New York, NY, Metropolitan Transportation Authority Revenue:
5.87%, 11/15/2039	290,000	341,562
6.09%, 11/15/2040	285,000	364,293
6.55%, 11/15/2031	240,000	297,252
6.65%, 11/15/2039	245,000	316,628
6.67%, 11/15/2039	345,000	449,552
6.69%, 11/15/2040	315,000	406,640
6.81%, 11/15/2040	370,000	489,062
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund 7.34%, 11/15/2039	755,000	1,106,762
New York, State Dormitory Authority, State Personal Income Tax Revenue:
5.29%, 3/15/2033	75,000	88,925
5.39%, 3/15/2040	190,000	234,000
5.43%, 3/15/2039	525,000	641,224
5.50%, 3/15/2030	125,000	151,065
5.60%, 3/15/2040	435,000	552,111
5.63%, 3/15/2039	605,000	745,820
New York, State Urban Development Corp. Revenue:
5.77%, 3/15/2039	525,000	643,246
Series C 5.84%, 3/15/2040	250,000	314,130

		15,759,693

NORTH CAROLINA — 0.3%
North Carolina, Turnkpike Authority Revenue Series B 6.70%, 1/1/2039	250,000	289,870

OHIO — 4.3%
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	620,000	732,381
Ohio, American Municipal Power, Inc. Revenue:
5.94%, 2/15/2047	370,000	429,625
6.05%, 2/15/2043	245,000	287,672
Series E 6.27%, 2/15/2050	235,000	280,968
7.50%, 2/15/2050	175,000	237,745
7.83%, 2/15/2041	425,000	595,140
8.08%, 2/15/2050	780,000	1,145,687
Ohio, American Municipal Power, Inc., Revenue 6.45%, 2/15/2044	195,000	233,158
Ohio, Northeast Regional Sewer District, Wastewater Revenue 6.04%, 11/15/2040	205,000	236,820
Ohio, State Water Development Authority, Water Quality Loan Fund 4.88%, 12/1/2034	295,000	332,200

		4,511,396

OREGON — 0.2%
Oregon, State Department of Transportation Revenue 5.83%, 11/15/2034	175,000	229,423

PENNSYLVANIA — 2.3%
Pennsylvania, Commonwealth Financing Authority Revenue 6.22%, 6/1/2039	150,000	184,644
Pennsylvania, State General Obligation:
4.65%, 2/15/2026	315,000	363,529
5.35%, 5/1/2030	340,000	390,391
5.45%, 2/15/2030	210,000	256,593
5.85%, 7/15/2030	150,000	180,943
Pennsylvania, Turnpike Commission Revenue:
5.51%, 12/1/2045	395,000	470,157
5.56%, 12/1/2049	345,000	411,285
6.11%, 12/1/2039	100,000	125,924

		2,383,466

PUERTO RICO — 0.2%
Puerto Rico, Electric Power Authority Revenue 6.13%, 7/1/2040	165,000	167,455

See accompanying notes to financial statements.

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

SOUTH CAROLINA — 0.5%
South Carolina, State Public Service Authority Revenue Series C 6.45%, 1/1/2050	$405,000	$545,130

TENNESSEE — 0.5%
Nashville & Davidson County, TN, Convention Center Authority Revenue 6.73%, 7/1/2043	255,000	308,073
Nashville & Davidson County, TN, Metropolitan Government, General Obligation 5.71%, 7/1/2034	195,000	245,443

		553,516

TEXAS — 10.3%
Dallas County, TX, Hospital District General Obligation 5.62%, 8/15/2044	325,000	418,587
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.92%, 12/1/2041	300,000	356,751
5.02%, 12/1/2048	485,000	581,001
6.00%, 12/1/2044	535,000	724,818
6.25%, 12/1/2034	170,000	195,495
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	335,000	405,859
Dallas, TX, Independent School District, General Obligation 6.45%, 2/15/2035 (a)	510,000	641,213
North Texas, Tollway Authority Revenue:
6.72%, 1/1/2049	850,000	1,146,701
8.91%, 2/1/2030	135,000	158,680
San Antonio, TX, Electric & Gas Revenue:
5.72%, 2/1/2041	150,000	193,575
5.81%, 2/1/2041	50,000	65,326
5.99%, 2/1/2039	620,000	810,067
Texas, State General Obligation:
4.63%, 4/1/2033	210,000	242,271
4.68%, 4/1/2040	270,000	316,316
5.52%, 4/1/2039	1,145,000	1,491,202
Texas, State Transportation Commission, Revenue 5.03%, 4/1/2026	325,000	395,655
Texas, State Transportation Commission, Revenue, Series B 5.18%, 4/1/2030	1,060,000	1,296,645
University of Texas, Revenue:
4.79%, 8/15/2046	255,000	302,172
5.13%, 8/15/2042	260,000	322,140
5.26%, 7/1/2039	210,000	265,146
Series B 6.28%, 8/15/2041	415,000	487,413

		10,817,033

UTAH — 1.2%
Utah, State General Obligation:
3.54%, 7/1/2025	405,000	434,873
4.55%, 7/1/2024	330,000	386,948
Utah, Transport Authority Sales Tax Revenue 5.94%, 6/15/2039	310,000	411,326

		1,233,147

VIRGINIA — 0.6%
University of Virginia, Revenue 6.20%, 9/1/2039	245,000	345,879
Virginia, Commonwealth Transportation Board Revenue 5.35%, 5/15/2035	260,000	315,874

		661,753

WASHINGTON — 1.7%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue 5.49%, 11/1/2039	335,000	417,561
Washington, State Convention Center, Public Facilities Revenue 6.79%, 7/1/2040	235,000	289,026
Washington, State General Obligation:
5.09%, 8/1/2033	245,000	290,982
5.14%, 8/1/2040	345,000	425,347
Series D 5.48%, 8/1/2039	260,000	327,467

		1,750,383

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $95,605,293)		103,455,396

	Shares
SHORT TERM INVESTMENT — 0.8%
MONEY MARKET FUND — 0.8%
State Street Institutional Liquid Reserves Fund 0.17% (b)(c)(d) (Cost $860,046)	860,046	860,046

TOTAL INVESTMENTS — 99.5% (e)
(Cost $96,465,339)		104,315,442
OTHER ASSETS & LIABILITIES — 0.5%		556,506

NET ASSETS — 100.0%		$104,871,948

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	0.61%

(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs. (Note 2)
(e)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.8%
AUSTRALIA — 4.5%
Commonwealth of Australia:
1.25%, 2/21/2022	AUD	14,221,200	$15,566,539
2.50%, 9/20/2030	AUD	8,976,834	11,369,569
3.00%, 9/20/2025	AUD	10,396,569	13,551,571
4.00%, 8/20/2015	AUD	8,856,665	10,021,476
4.00%, 8/20/2020	AUD	15,523,129	20,210,816

			70,719,971

BRAZIL — 4.2%
Federal Republic of Brazil:
6.00%, 8/15/2014	BRL	555,351	291,046
6.00%, 5/15/2017	BRL	47,451,432	26,449,407
6.00%, 8/15/2022	BRL	8,885,620	5,280,150
6.00%, 8/15/2024	BRL	36,319,972	21,901,979
6.00%, 5/15/2035	BRL	19,588,349	12,487,733

			66,410,315

CANADA — 4.4%
Government of Canada:
1.50%, 12/1/2044	CAD	8,033,504	10,709,185
2.00%, 12/1/2041	CAD	7,174,380	10,418,039
3.00%, 12/1/2036	CAD	9,955,418	16,323,946
4.00%, 12/1/2031	CAD	6,211,155	10,786,894
4.25%, 12/1/2021	CAD	6,957,073	9,849,802
4.25%, 12/1/2026	CAD	7,808,088	12,573,093

			70,660,959

CHILE — 4.4%
Republic of Chile:
3.00%, 5/1/2017	CLP	2,124,189,750	4,516,149
3.00%, 7/1/2017	CLP	2,512,482,500	5,359,614
3.00%, 1/1/2018	CLP	11,169,126,756	23,806,079
3.00%, 3/1/2028	CLP	3,585,997,751	7,821,958
3.00%, 1/1/2030	CLP	8,222,670,000	17,975,186
3.00%, 2/1/2031	CLP	2,740,890,000	5,981,957
5.00%, 1/1/2016	CLP	2,284,075,000	5,074,294

			70,535,237

FRANCE — 16.4%
Republic of France:
0.10%, 7/25/2021	EUR	11,505,750	15,510,718
0.25%, 7/25/2018	EUR	10,255,366	14,215,571
1.00%, 7/25/2017	EUR	31,096,020	44,994,208
1.10%, 7/25/2022	EUR	5,106,678	7,401,870
1.60%, 7/25/2015	EUR	27,102,322	38,425,879
1.80%, 7/25/2040	EUR	10,817,027	18,308,491
1.85%, 7/25/2027	EUR	5,297,300	8,357,707
2.25%, 7/25/2020	EUR	38,004,138	59,724,761
3.15%, 7/25/2032	EUR	15,897,431	30,870,773
3.40%, 7/25/2029	EUR	11,612,297	22,701,156

			260,511,134

GERMANY — 4.5%
Federal Republic of Germany:
0.10%, 4/15/2023	EUR	12,006,540	16,632,610
1.50%, 4/15/2016	EUR	22,898,778	32,767,960
1.75%, 4/15/2020	EUR	14,641,339	22,870,366

			72,270,936

ISRAEL — 4.6%
State of Israel:
1.00%, 5/30/2017	ILS	30,432,691	8,456,641
2.75%, 8/30/2041	ILS	7,890,188	2,263,266
4.00%, 7/30/2021	ILS	74,807,871	24,928,087
4.00%, 7/31/2024	ILS	62,052,728	21,168,776
4.00%, 5/30/2036	ILS	5,842,810	2,100,715
5.00%, 4/30/2015	ILS	46,626,705	14,000,295

			72,917,780

ITALY — 4.6%
Republic of Italy:
2.10%, 9/15/2016	EUR	7,692,178	10,289,838
2.10%, 9/15/2017	EUR	7,774,988	10,311,024
2.10%, 9/15/2021	EUR	6,345,803	7,877,716
2.15%, 9/15/2014	EUR	4,838,120	6,531,665
2.35%, 9/15/2019	EUR	3,241,960	4,248,983
2.35%, 9/15/2035	EUR	8,725,831	9,602,504
2.55%, 9/15/2041	EUR	6,460,740	7,210,949
2.60%, 9/15/2023	EUR	7,094,442	8,898,743
3.10%, 9/15/2026	EUR	6,831,760	8,749,394

			73,720,816

JAPAN — 4.3%
Japanese Government CPI Linked Bond:
1.10%, 12/10/2016 (a)	JPY	4,090,067,700	50,850,897
1.40%, 6/10/2018 (a)	JPY	1,359,875,000	17,347,390

			68,198,287

MEXICO — 4.6%
United Mexican States:
2.00%, 6/9/2022	MXN	177,923,776	14,384,737
2.50%, 12/10/2020	MXN	48,746,240	4,097,070
4.50%, 11/22/2035	MXN	310,557,420	32,787,412
5.00%, 6/16/2016	MXN	255,162,193	22,231,689

			73,500,908

POLAND — 4.4%
Republic of Poland:
2.75%, 8/25/2023	PLN	109,544,755	40,175,377
3.00%, 8/24/2016	PLN	86,280,134	30,080,540

			70,255,917

SOUTH AFRICA — 4.8%
Republic of South Africa:
2.50%, 1/31/2017	ZAR	224,328,207	29,278,728
2.50%, 12/31/2050	ZAR	109,181,837	14,951,062
3.45%, 12/7/2033	ZAR	208,509,011	32,529,453

			76,759,243

SOUTH KOREA — 4.0%
Republic of South Korea:
1.50%, 6/10/2021	KRW	21,798,000,000	21,695,757
2.75%, 3/10/2017	KRW	19,882,966,368	20,144,882
2.75%, 6/10/2020	KRW	19,747,910,000	21,198,063

			63,038,702

SWEDEN — 5.4%
Kingdom of Sweden:
0.25%, 6/1/2022	SEK	112,688,256	17,708,247
0.50%, 6/1/2017	SEK	58,149,168	9,193,050

See accompanying notes to financial statements.

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

3.50%, 12/1/2015	SEK	111,281,791	$18,926,019
3.50%, 12/1/2028	SEK	106,474,417	24,868,064
4.00%, 12/1/2020	SEK	77,391,466	15,662,086

			86,357,466

TURKEY — 4.5%
Republic of Turkey:
3.00%, 2/23/2022	TRY	21,562,372	13,924,264
4.00%, 4/1/2020	TRY	37,507,539	25,009,229
9.00%, 5/21/2014	TRY	51,782,782	32,395,067

			71,328,560

UNITED KINGDOM — 19.2%
United Kingdom Treasury Bond:
0.13%, 3/22/2044	GBP	9,116,280	14,660,378
0.25%, 3/22/2052	GBP	7,862,220	13,231,245
0.38%, 3/22/2062	GBP	5,752,851	10,433,813
0.50%, 3/22/2050	GBP	7,709,556	14,098,564
0.63%, 3/22/2040	GBP	1,134,080	2,105,937
0.63%, 11/22/2042	GBP	6,096,581	11,470,476
0.75%, 11/22/2047	GBP	6,624,437	13,011,870
1.13%, 11/22/2037	GBP	6,993,562	14,428,715
1.25%, 11/22/2017	GBP	14,795,994	27,466,130
1.25%, 11/22/2027	GBP	25,293,547	51,083,554
1.25%, 11/22/2032	GBP	4,998,578	10,334,636
1.25%, 11/22/2055	GBP	6,170,808	14,660,803
1.88%, 11/22/2022	GBP	16,936,890	35,288,594
2.00%, 1/26/2035	GBP	8,398,823	19,730,763
2.50%, 7/26/2016	GBP	5,167,410	9,709,232
2.50%, 4/16/2020	GBP	4,920,582	10,165,558
4.13%, 7/22/2030	GBP	11,965,693	34,484,595

			306,364,863

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $1,430,035,113)			1,573,551,094

	Shares
SHORT TERM INVESTMENT — 1.3%
MONEY MARKET FUND — 1.3%
State Street Institutional Liquid Reserves Fund 0.17% (b)(c)(d) (Cost $20,886,384)		20,886,384	20,886,384

TOTAL INVESTMENTS — 100.1% (e)
(Cost $1,450,921,497)			1,594,437,478
OTHER ASSETS & LIABILITIES — (0.1)%			(1,241,053)

NET ASSETS — 100.0%			$1,593,196,425

(a)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs. (Note 2)
(e)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

At December 31, 2012, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		December 31, 2012	for U.S. $	(Depreciation)	Counterparty

1/15/2013	7,000,000	BRL	$3,413,552	$3,351,688	$61,864	Barclays Bank PLC
1/15/2013	15,000,000,000	KRW	14,005,766	13,846,580	159,186	BNP Paribas SA

					$221,050

Forward Foreign Currency Contracts to Sell:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		December 31, 2012	for U.S. $	(Depreciation)	Counterparty

1/15/2013	5,000,000,000	KRW	$4,668,588	$4,640,371	$(28,217)	BNP Paribas SA
1/15/2013	10,000,000,000	KRW	9,337,177	9,288,932	(48,245)	BNP Paribas SA

					$(76,462)

					$144,588

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar

See accompanying notes to financial statements.

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

CLP — Chilean Peso
EUR — Euro Currency
GBP — Great British Pound
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
TRY — Turkish Lira
ZAR — South African Rand

See accompanying notes to financial statements.

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.3%
AUSTRALIA — 3.4%
Commonwealth of Australia:
4.50%, 10/21/2014	AUD	2,100,000	$2,251,054
4.75%, 10/21/2015	AUD	1,300,000	1,424,795
6.25%, 6/15/2014	AUD	2,125,000	2,319,726
6.25%, 4/15/2015	AUD	2,400,000	2,688,297

			8,683,872

AUSTRIA — 3.4%
Republic of Austria:
3.40%, 10/20/2014 (a)	EUR	2,900,000	4,048,939
3.50%, 7/15/2015 (a)	EUR	2,350,000	3,357,873
4.30%, 7/15/2014 (a)	EUR	900,000	1,260,898

			8,667,710

BELGIUM — 4.1%
Kingdom of Belgium:
3.50%, 3/28/2015	EUR	2,150,000	3,044,488
3.75%, 9/28/2015	EUR	1,080,000	1,559,821
4.00%, 3/28/2014	EUR	1,005,000	1,388,194
4.25%, 9/28/2014	EUR	3,250,000	4,591,764

			10,584,267

CANADA — 4.6%
Government of Canada:
1.00%, 2/1/2014	CAD	550,000	551,707
1.00%, 11/1/2014	CAD	2,050,000	2,053,685
1.00%, 2/1/2015	CAD	1,650,000	1,652,237
1.50%, 8/1/2015	CAD	2,350,000	2,377,047
2.00%, 3/1/2014	CAD	500,000	507,271
2.25%, 8/1/2014	CAD	1,450,000	1,481,645
3.00%, 6/1/2014	CAD	2,100,000	2,164,116
4.50%, 6/1/2015	CAD	1,000,000	1,083,760

			11,871,468

DENMARK — 2.9%
Kingdom of Denmark:
2.00%, 11/15/2014	DKK	15,850,000	2,911,038
4.00%, 11/15/2015	DKK	23,500,000	4,631,499

			7,542,537

FRANCE — 4.6%
French Treasury Note:
0.75%, 9/25/2014	EUR	1,000,000	1,333,897
2.00%, 7/12/2015	EUR	1,000,000	1,379,864
Republic of France:
2.50%, 1/12/2014	EUR	450,000	608,129
2.50%, 1/15/2015	EUR	1,300,000	1,796,960
3.00%, 7/12/2014	EUR	500,000	688,599
3.00%, 10/25/2015	EUR	1,100,000	1,563,620
3.50%, 4/25/2015	EUR	500,000	710,314
4.00%, 4/25/2014	EUR	1,400,000	1,940,435
4.00%, 10/25/2014	EUR	1,200,000	1,694,250

			11,716,068

GERMANY — 9.6%
Bundesobligation 1.75%, 10/9/2015	EUR	850,000	1,174,877
Bundesschatzanweisungen Zero Coupon, 12/12/2014 (b)	EUR	1,500,000	1,977,707
Federal Republic of Germany:
Zero Coupon, 6/13/2014 (b)	EUR	1,100,000	1,450,124
Zero Coupon, 9/12/2014 (b)	EUR	850,000	1,120,676
0.25%, 3/14/2014	EUR	1,150,000	1,520,515
2.25%, 4/11/2014	EUR	900,000	1,220,231
2.25%, 4/10/2015	EUR	1,450,000	2,009,797
2.50%, 10/10/2014	EUR	1,300,000	1,789,717
2.50%, 2/27/2015	EUR	1,550,000	2,154,200
3.25%, 7/4/2015	EUR	1,500,000	2,138,281
3.75%, 1/4/2015	EUR	1,250,000	1,772,096
4.25%, 1/4/2014	EUR	2,000,000	2,748,896
4.25%, 7/4/2014	EUR	2,525,000	3,540,959

			24,618,076

ITALY — 10.7%
Italy Certificati di Credito del Tesoro Zero Coupon, 9/30/2014 (b)	EUR	1,800,000	2,289,950
Republic of Italy:
Zero Coupon, 1/31/2014 (b)	EUR	600,000	777,257
Zero Coupon, 5/30/2014 (b)	EUR	1,000,000	1,282,570
2.50%, 3/1/2015	EUR	1,350,000	1,791,162
3.00%, 4/1/2014	EUR	1,750,000	2,342,270
3.00%, 4/15/2015	EUR	1,500,000	2,008,174
3.00%, 6/15/2015	EUR	1,300,000	1,740,657
3.00%, 11/1/2015	EUR	1,500,000	2,009,173
3.50%, 6/1/2014	EUR	1,850,000	2,493,431
3.75%, 8/1/2015	EUR	1,100,000	1,498,388
4.25%, 7/1/2014	EUR	300,000	409,284
4.25%, 8/1/2014	EUR	2,650,000	3,618,139
4.25%, 2/1/2015	EUR	600,000	825,055
4.50%, 7/15/2015	EUR	1,300,000	1,800,604
6.00%, 11/15/2014	EUR	1,900,000	2,688,073

			27,574,187

JAPAN — 21.9%
Government of Japan 2 Year Bond:
0.10%, 3/15/2014	JPY	475,000,000	5,493,201
0.10%, 4/15/2014	JPY	70,000,000	809,532
0.10%, 5/15/2014	JPY	80,000,000	925,190
0.10%, 6/15/2014	JPY	80,000,000	925,202
0.10%, 9/15/2014	JPY	160,000,000	1,850,497
0.10%, 11/15/2014	JPY	600,000,000	6,939,654
Government of Japan 5 Year Bond:
0.30%, 6/20/2015	JPY	230,000,000	2,673,597
0.40%, 6/20/2015	JPY	160,000,000	1,864,440
0.40%, 9/20/2015	JPY	650,000,000	7,579,181
0.50%, 12/20/2014	JPY	420,000,000	4,896,894
0.50%, 3/20/2015	JPY	125,000,000	1,458,794
0.70%, 6/20/2014	JPY	284,250,000	3,316,140
0.70%, 9/20/2014	JPY	165,000,000	1,928,196
0.80%, 3/20/2014	JPY	198,950,000	2,320,229

See accompanying notes to financial statements.

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

Government of Japan 10 Year Bond:
1.30%, 3/20/2015	JPY	330,000,000	$3,918,556
1.50%, 3/20/2014	JPY	327,950,000	3,856,725
1.50%, 9/20/2014	JPY	455,000,000	5,388,076

			56,144,104

MEXICO — 2.8%
Mexican Bonos:
6.00%, 6/18/2015	MXN	22,500,000	1,779,806
8.00%, 12/17/2015	MXN	35,000,000	2,921,446
9.50%, 12/18/2014	MXN	30,000,000	2,514,518

			7,215,770

NETHERLANDS — 4.5%
Kingdom of the Netherlands:
0.75%, 4/15/2015 (a)	EUR	1,750,000	2,342,129
1.00%, 1/15/2014 (a)	EUR	1,850,000	2,463,107
2.75%, 1/15/2015 (a)	EUR	1,600,000	2,224,101
3.25%, 7/15/2015 (a)	EUR	1,800,000	2,564,591
3.75%, 7/15/2014 (a)	EUR	1,450,000	2,019,696

			11,613,624

POLAND — 3.2%
Republic of Poland:
Zero Coupon, 1/25/2014 (b)	PLN	4,000,000	1,251,478
Zero Coupon, 7/25/2014 (b)	PLN	3,500,000	1,078,125
5.50%, 4/25/2015	PLN	5,750,000	1,955,454
5.75%, 4/25/2014	PLN	6,275,000	2,094,782
6.25%, 10/24/2015	PLN	5,500,000	1,925,027

			8,304,866

SINGAPORE — 2.6%
Government of Singapore:
0.25%, 2/1/2014	SGD	1,000,000	818,521
1.38%, 10/1/2014	SGD	2,150,000	1,794,313
2.88%, 7/1/2015	SGD	2,650,000	2,311,472
3.63%, 7/1/2014	SGD	2,125,000	1,828,525

			6,752,831

SOUTH AFRICA — 2.7%
Republic of South Africa:
7.50%, 1/15/2014	ZAR	3,000,000	362,235
8.75%, 12/21/2014	ZAR	19,650,000	2,474,855
13.50%, 9/15/2015	ZAR	28,000,000	3,969,367

			6,806,457

SOUTH KOREA — 4.4%
Korea Treasury Bond:
3.00%, 12/10/2013	KRW	1,895,000,000	1,773,660
3.25%, 12/10/2014	KRW	2,690,000,000	2,532,973
3.25%, 6/10/2015	KRW	4,000,000,000	3,772,922
3.50%, 6/10/2014	KRW	2,290,000,000	2,159,681
5.00%, 9/10/2014	KRW	1,100,000,000	1,064,034

			11,303,270

SPAIN — 4.6%
Kingdom of Spain:
3.00%, 4/30/2015	EUR	1,550,000	2,037,799
3.30%, 10/31/2014	EUR	1,900,000	2,520,792
3.40%, 4/30/2014	EUR	1,150,000	1,526,986
4.00%, 7/30/2015	EUR	1,200,000	1,610,842
4.25%, 1/31/2014	EUR	650,000	869,701
4.40%, 1/31/2015	EUR	1,000,000	1,357,029
4.75%, 7/30/2014	EUR	1,000,000	1,355,579
Spain Government Bond 3.75%, 10/31/2015	EUR	300,000	398,004

			11,676,732

SWEDEN — 2.8%
Kingdom of Sweden:
4.50%, 8/12/2015	SEK	20,000,000	3,362,762
6.75%, 5/5/2014	SEK	22,275,000	3,695,230

			7,057,992

UNITED KINGDOM — 4.5%
United Kingdom Treasury Bond:
2.25%, 3/7/2014	GBP	1,650,000	2,742,423
2.75%, 1/22/2015	GBP	2,900,000	4,945,596
4.75%, 9/7/2015	GBP	1,350,000	2,451,723
5.00%, 9/7/2014	GBP	750,000	1,314,742

			11,454,484

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $248,163,750)			249,588,315

	Shares
SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.17% (c)(d)(e) (Cost $472,660)		472,660	472,660

TOTAL INVESTMENTS — 97.5% (f)
(Cost $248,636,410)			250,060,975
OTHER ASSETS & LIABILITIES — 2.5%			6,417,823

NET ASSETS — 100.0%			$256,478,798

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 7.9% of net assets as of December 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound

See accompanying notes to financial statements.

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
SGD — Singapore Dollar
ZAR — South African Rand

See accompanying notes to financial statements.

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.0%
AUSTRALIA — 4.1%
Commonwealth of Australia:
2.75%, 4/21/2024	AUD	1,500,000	$1,463,955
4.25%, 7/21/2017	AUD	3,300,000	3,642,825
4.50%, 10/21/2014	AUD	5,500,000	5,895,618
4.50%, 4/15/2020	AUD	6,250,000	7,102,518
4.75%, 10/21/2015	AUD	700,000	767,197
4.75%, 6/15/2016	AUD	6,050,000	6,703,700
4.75%, 4/21/2027	AUD	2,900,000	3,385,199
5.25%, 3/15/2019	AUD	7,285,000	8,548,325
5.50%, 1/21/2018	AUD	4,025,000	4,700,429
5.50%, 4/21/2023	AUD	3,500,000	4,333,185
5.75%, 5/15/2021	AUD	6,350,000	7,853,198
5.75%, 7/15/2022	AUD	3,500,000	4,381,150
5.75%, 7/15/2022	AUD	2,100,000	2,628,690
6.00%, 2/15/2017	AUD	5,630,000	6,590,601
6.25%, 6/15/2014	AUD	6,300,000	6,877,305
6.25%, 4/15/2015	AUD	5,250,000	5,880,650

			80,754,545

AUSTRIA — 4.4%
Republic of Austria:
1.95%, 6/18/2019 (a)	EUR	1,200,000	1,666,619
3.15%, 6/20/2044 (a)	EUR	1,400,000	2,065,806
3.20%, 2/20/2017 (a)	EUR	4,950,000	7,244,929
3.40%, 10/20/2014 (a)	EUR	4,150,000	5,794,171
3.40%, 11/22/2022 (a)	EUR	3,700,000	5,602,135
3.50%, 7/15/2015 (a)	EUR	3,500,000	5,001,088
3.50%, 9/15/2021 (a)	EUR	6,000,000	9,159,628
3.65%, 4/20/2022 (a)	EUR	1,500,000	2,312,527
3.65%, 4/20/2022 (a)	EUR	375,000	578,132
3.80%, 1/26/2062 (a)	EUR	700,000	1,201,728
3.90%, 7/15/2020 (a)	EUR	4,600,000	7,168,964
4.00%, 9/15/2016 (a)	EUR	4,200,000	6,270,749
4.15%, 3/15/2037 (a)	EUR	3,925,000	6,676,943
4.30%, 7/15/2014 (a)	EUR	2,400,000	3,362,395
4.30%, 9/15/2017 (a)	EUR	3,800,000	5,870,124
4.65%, 1/15/2018 (a)	EUR	5,545,000	8,736,814
4.85%, 3/15/2026 (a)	EUR	1,700,000	2,950,197
6.25%, 7/15/2027 (a)	EUR	2,915,000	5,777,672

			87,440,621

BELGIUM — 4.6%
Kingdom of Belgium:
2.75%, 3/28/2016	EUR	1,600,000	2,270,813
3.00%, 9/28/2019	EUR	1,300,000	1,893,395
3.25%, 9/28/2016	EUR	2,925,000	4,249,434
3.50%, 3/28/2015	EUR	2,650,000	3,752,509
3.50%, 6/28/2017	EUR	5,900,000	8,719,768
3.75%, 9/28/2015	EUR	4,425,000	6,390,932
4.00%, 3/28/2014	EUR	1,300,000	1,795,674
4.00%, 3/28/2017 (a)	EUR	500,000	751,160
4.00%, 3/28/2019	EUR	4,220,000	6,503,750
4.00%, 3/28/2022	EUR	5,750,000	8,910,474
4.00%, 3/28/2032	EUR	500,000	772,836
4.25%, 9/28/2014	EUR	3,725,000	5,262,868
4.25%, 9/28/2021	EUR	3,750,000	5,904,620
4.25%, 9/28/2022	EUR	3,100,000	4,877,842
4.25%, 3/28/2041	EUR	2,775,000	4,485,908
4.50%, 3/28/2026	EUR	2,300,000	3,734,454
5.00%, 3/28/2035	EUR	4,975,000	8,705,356
5.50%, 9/28/2017	EUR	4,200,000	6,751,884
5.50%, 3/28/2028	EUR	3,020,000	5,440,933

			91,174,610

CANADA — 4.5%
Government of Canada:
0.75%, 5/1/2014	CAD	3,500,000	3,497,856
1.00%, 2/1/2014	CAD	4,000,000	4,012,413
1.00%, 11/1/2014	CAD	1,000,000	1,001,798
1.50%, 8/1/2015	CAD	3,000,000	3,034,528
1.50%, 3/1/2017	CAD	3,900,000	3,939,247
1.50%, 9/1/2017	CAD	3,050,000	3,079,406
1.50%, 6/1/2023	CAD	900,000	869,666
2.00%, 3/1/2014	CAD	4,750,000	4,819,077
2.00%, 12/1/2014	CAD	4,500,000	4,591,925
2.75%, 9/1/2016	CAD	2,800,000	2,954,468
2.75%, 6/1/2022	CAD	3,300,000	3,586,020
3.00%, 6/1/2014	CAD	5,250,000	5,410,289
3.25%, 6/1/2021	CAD	3,000,000	3,376,198
3.50%, 6/1/2020	CAD	3,000,000	3,404,158
3.50%, 12/1/2045	CAD	900,000	1,138,698
3.75%, 6/1/2019	CAD	3,575,000	4,070,409
4.00%, 6/1/2016	CAD	7,530,000	8,240,726
4.00%, 6/1/2041	CAD	4,475,000	6,006,666
4.25%, 6/1/2018	CAD	1,500,000	1,726,409
4.50%, 6/1/2015	CAD	4,750,000	5,147,861
5.00%, 6/1/2037	CAD	4,100,000	6,092,146
5.75%, 6/1/2029	CAD	3,990,000	5,953,022
5.75%, 6/1/2033	CAD	1,000,000	1,559,345
8.00%, 6/1/2027	CAD	1,000,000	1,735,392

			89,247,723

DENMARK — 3.4%
Kingdom of Denmark:
1.50%, 11/15/2023	DKK	7,000,000	1,254,268
2.00%, 11/15/2014	DKK	32,500,000	5,969,006
2.50%, 11/15/2016	DKK	3,000,000	579,465
3.00%, 11/15/2021	DKK	48,650,000	10,000,308
4.00%, 11/15/2015	DKK	53,900,000	10,622,884
4.00%, 11/15/2017	DKK	33,580,000	7,007,659
4.00%, 11/15/2019	DKK	49,100,000	10,623,407
4.50%, 11/15/2039	DKK	62,485,000	16,856,508
7.00%, 11/10/2024	DKK	14,300,000	4,113,690

			67,027,195

FRANCE — 10.4%
French Treasury Note:
0.75%, 9/25/2014	EUR	2,750,000	3,668,216
1.00%, 7/25/2017	EUR	2,600,000	3,484,386
1.75%, 2/25/2017	EUR	3,050,000	4,225,394
2.00%, 7/12/2015	EUR	3,275,000	4,519,055
2.25%, 2/25/2016	EUR	4,000,000	5,602,183
2.50%, 7/25/2016	EUR	5,300,000	7,514,380
Republic of France:
2.50%, 1/12/2014	EUR	2,500,000	3,378,493
2.50%, 1/15/2015	EUR	3,780,000	5,225,006
2.50%, 10/25/2020	EUR	4,600,000	6,502,848
2.75%, 10/25/2027	EUR	2,000,000	2,708,822

See accompanying notes to financial statements.

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

3.00%, 7/12/2014	EUR	3,800,000	$5,233,353
3.00%, 10/25/2015	EUR	4,450,000	6,325,554
3.00%, 4/25/2022	EUR	5,900,000	8,517,237
3.25%, 4/25/2016	EUR	4,450,000	6,437,259
3.25%, 10/25/2021	EUR	4,500,000	6,649,567
3.50%, 4/25/2015	EUR	3,900,000	5,540,453
3.50%, 4/25/2020	EUR	5,750,000	8,693,231
3.50%, 4/25/2026	EUR	4,500,000	6,672,621
3.75%, 4/25/2017	EUR	3,550,000	5,316,845
3.75%, 10/25/2019	EUR	4,030,000	6,182,225
3.75%, 4/25/2021	EUR	4,100,000	6,287,560
4.00%, 4/25/2014	EUR	4,600,000	6,375,715
4.00%, 10/25/2014	EUR	2,100,000	2,964,937
4.00%, 4/25/2018	EUR	3,750,000	5,759,020
4.00%, 10/25/2038	EUR	3,250,000	5,089,915
4.00%, 4/25/2055	EUR	2,150,000	3,391,778
4.00%, 4/25/2060	EUR	1,600,000	2,529,076
4.25%, 10/25/2017	EUR	3,250,000	5,004,219
4.25%, 10/25/2018	EUR	3,500,000	5,464,918
4.25%, 4/25/2019	EUR	4,000,000	6,279,857
4.25%, 10/25/2023	EUR	6,000,000	9,517,479
4.50%, 4/25/2041	EUR	2,950,000	5,013,365
4.75%, 4/25/2035	EUR	3,325,000	5,742,622
5.00%, 10/25/2016	EUR	3,850,000	5,953,256
5.50%, 4/25/2029	EUR	3,250,000	5,937,877
5.75%, 10/25/2032	EUR	3,185,000	6,144,130
6.00%, 10/25/2025	EUR	100,000	185,842
8.50%, 4/25/2023	EUR	2,250,000	4,747,665

			204,786,359

GERMANY — 4.6%
Federal Republic of Germany:
Zero Coupon, 6/13/2014 (b)	EUR	1,300,000	1,713,783
Zero Coupon, 9/12/2014 (b)	EUR	2,300,000	3,032,418
0.25%, 3/14/2014	EUR	1,250,000	1,652,733
0.50%, 4/7/2017	EUR	1,450,000	1,934,080
0.50%, 10/13/2017	EUR	1,200,000	1,597,317
0.75%, 2/24/2017	EUR	1,000,000	1,349,159
1.25%, 10/14/2016	EUR	750,000	1,030,600
1.50%, 9/4/2022	EUR	1,300,000	1,743,765
1.75%, 7/4/2022	EUR	2,200,000	3,021,494
2.00%, 1/4/2022	EUR	250,000	352,235
2.25%, 4/11/2014	EUR	2,450,000	3,321,741
2.25%, 4/10/2015	EUR	3,130,000	4,338,390
2.50%, 10/10/2014	EUR	2,375,000	3,269,675
2.50%, 1/4/2021	EUR	2,500,000	3,676,695
2.50%, 7/4/2044	EUR	600,000	852,544
2.75%, 4/8/2016	EUR	1,900,000	2,725,805
3.00%, 7/4/2020	EUR	2,150,000	3,270,423
3.25%, 7/4/2021	EUR	2,650,000	4,106,451
3.25%, 7/4/2042	EUR	1,670,000	2,741,557
3.50%, 1/4/2016	EUR	3,900,000	5,677,347
3.50%, 7/4/2019	EUR	6,225,000	9,694,076
3.75%, 1/4/2015	EUR	700,000	992,374
4.00%, 7/4/2016	EUR	4,900,000	7,340,546
4.00%, 1/4/2037	EUR	2,800,000	5,016,651
4.25%, 7/4/2017	EUR	2,090,000	3,250,284
4.25%, 7/4/2018	EUR	200,000	318,404
4.25%, 7/4/2039	EUR	800,000	1,511,319
4.75%, 7/4/2034	EUR	200,000	386,357
4.75%, 7/4/2040	EUR	200,000	408,063
5.50%, 1/4/2031	EUR	2,350,000	4,736,504
5.63%, 1/4/2028	EUR	3,115,000	6,124,011

			91,186,801

ITALY — 4.6%
Republic of Italy:
Zero Coupon, 1/31/2014 (b)	EUR	1,100,000	1,424,971
Zero Coupon, 5/30/2014 (b)	EUR	400,000	513,028
2.50%, 3/1/2015	EUR	1,500,000	1,990,180
3.00%, 4/1/2014	EUR	1,750,000	2,342,270
3.00%, 6/15/2015	EUR	3,200,000	4,284,695
3.00%, 11/1/2015	EUR	2,100,000	2,812,842
3.50%, 6/1/2014	EUR	1,300,000	1,752,141
3.75%, 4/15/2016	EUR	1,500,000	2,049,812
3.75%, 8/1/2016	EUR	2,250,000	3,072,894
3.75%, 3/1/2021	EUR	1,980,000	2,566,577
3.75%, 8/1/2021	EUR	2,600,000	3,348,658
4.00%, 2/1/2017	EUR	1,000,000	1,371,069
4.00%, 9/1/2020	EUR	2,250,000	2,982,123
4.00%, 2/1/2037	EUR	3,265,000	3,740,664
4.25%, 7/1/2014	EUR	500,000	682,140
4.25%, 2/1/2015	EUR	4,050,000	5,569,120
4.25%, 2/1/2019	EUR	1,750,000	2,382,415
4.25%, 9/1/2019	EUR	2,350,000	3,188,709
4.25%, 3/1/2020	EUR	1,500,000	2,020,910
4.50%, 2/1/2018	EUR	1,700,000	2,361,978
4.50%, 8/1/2018	EUR	1,475,000	2,042,534
4.50%, 3/1/2019	EUR	1,500,000	2,068,020
4.50%, 2/1/2020	EUR	1,750,000	2,395,197
4.50%, 3/1/2026	EUR	1,500,000	1,952,564
4.75%, 9/15/2016	EUR	1,900,000	2,676,941
4.75%, 5/1/2017	EUR	500,000	702,444
4.75%, 6/1/2017	EUR	550,000	771,779
4.75%, 9/1/2021	EUR	2,400,000	3,296,106
4.75%, 8/1/2023	EUR	1,475,000	1,989,328
5.00%, 3/1/2022	EUR	1,100,000	1,525,943
5.00%, 3/1/2025 (a)	EUR	1,925,000	2,625,225
5.00%, 8/1/2034	EUR	700,000	922,066
5.00%, 8/1/2039	EUR	1,400,000	1,844,838
5.00%, 9/1/2040	EUR	525,000	691,798
5.25%, 8/1/2017	EUR	1,100,000	1,577,049
5.25%, 11/1/2029	EUR	1,750,000	2,381,488
5.50%, 9/1/2022	EUR	1,000,000	1,429,515
5.50%, 11/1/2022	EUR	500,000	712,678
5.75%, 2/1/2033	EUR	1,475,000	2,115,372
6.00%, 11/15/2014	EUR	400,000	565,910
6.00%, 5/1/2031	EUR	1,250,000	1,834,127
6.50%, 11/1/2027	EUR	2,885,000	4,419,766

			90,997,884

JAPAN — 21.7%
Government of Japan 2 Year Bond:
0.10%, 2/15/2014	JPY	350,000,000	4,047,593
0.10%, 10/15/2014	JPY	300,000,000	3,469,751

See accompanying notes to financial statements.

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

0.01%, 12/15/2014	JPY	500,000,000	$5,783,184
0.10%, 1/15/2014	JPY	500,000,000	5,782,241
0.10%, 6/15/2014	JPY	475,000,000	5,493,387
0.10%, 5/15/2014	JPY	30,000,000	346,946
0.10%, 7/15/2014	JPY	100,000,000	1,156,519
Government of Japan 5 Year Bond:
0.80%, 3/20/2014	JPY	510,000,000	5,947,810
0.60%, 3/20/2016	JPY	480,000,000	5,640,190
0.60%, 12/20/2015	JPY	459,750,000	5,397,246
0.50%, 3/20/2016	JPY	400,000,000	4,685,346
0.50%, 3/20/2015	JPY	660,000,000	7,702,432
0.50%, 12/20/2014	JPY	475,000,000	5,538,154
0.40%, 6/20/2016	JPY	400,000,000	4,673,882
0.40%, 6/20/2015	JPY	400,000,000	4,661,100
0.30%, 3/20/2017	JPY	400,000,000	4,656,885
0.30%, 6/20/2016	JPY	645,000,000	7,508,288
0.20%, 9/20/2017	JPY	700,000,000	8,107,168
0.20%, 6/20/2017	JPY	500,000,000	5,792,749
Government of Japan 10 Year Bond:
0.30%, 12/20/2016	JPY	1,135,000,000	13,213,414
0.80%, 9/20/2020	JPY	240,000,000	2,835,434
0.80%, 6/20/2022	JPY	200,000,000	2,326,359
0.80%, 9/20/2022	JPY	400,000,000	4,647,443
0.90%, 3/20/2022	JPY	280,000,000	3,294,994
0.90%, 6/20/2022	JPY	400,000,000	4,694,912
1.00%, 9/20/2020	JPY	579,000,000	6,946,721
1.00%, 12/20/2021	JPY	250,000,000	2,974,342
1.00%, 3/20/2022	JPY	400,000,000	4,748,298
1.10%, 9/20/2021	JPY	715,000,000	8,591,296
1.20%, 12/20/2020	JPY	748,250,000	9,092,070
1.20%, 6/20/2021	JPY	625,000,000	7,586,075
1.30%, 3/20/2018	JPY	300,000,000	3,668,324
1.30%, 12/20/2019	JPY	447,000,000	5,473,701
1.30%, 3/20/2020	JPY	450,000,000	5,507,950
1.30%, 3/20/2021	JPY	275,000,000	3,361,415
1.50%, 9/20/2014	JPY	2,062,200,000	24,420,417
1.50%, 9/20/2015	JPY	625,000,000	7,502,674
1.50%, 12/20/2017	JPY	500,000,000	6,160,053
1.50%, 6/20/2018	JPY	240,000,000	2,969,596
1.60%, 12/20/2015	JPY	409,500,000	4,945,883
1.70%, 9/20/2016	JPY	777,000,000	9,510,780
1.70%, 12/20/2016	JPY	505,100,000	6,203,188
1.70%, 3/20/2017	JPY	680,000,000	8,375,006
1.70%, 9/20/2017	JPY	648,000,000	8,031,857
1.80%, 6/20/2017	JPY	300,000,000	3,722,266
1.90%, 6/20/2016	JPY	202,600,000	2,487,860
Government of Japan 20 Year Bond:
1.60%, 3/20/2032	JPY	20,000,000	227,070
1.70%, 9/20/2032	JPY	400,000,000	4,593,826
1.70%, 12/20/2032	JPY	300,000,000	3,433,754
1.80%, 9/20/2030	JPY	251,350,000	2,989,959
1.80%, 9/20/2031	JPY	260,000,000	3,058,414
1.80%, 12/20/2031	JPY	535,000,000	6,284,748
1.90%, 9/20/2022	JPY	750,000,000	9,605,673
1.90%, 12/20/2023	JPY	335,000,000	4,283,041
1.90%, 3/20/2029	JPY	404,300,000	4,961,329
1.90%, 9/20/2030	JPY	231,000,000	2,788,887
1.90%, 3/20/2031	JPY	55,000,000	660,697
2.10%, 9/21/2021	JPY	650,000,000	8,452,857
2.10%, 9/20/2024	JPY	200,000,000	2,600,620
2.10%, 9/20/2025	JPY	480,000,000	6,216,285
2.10%, 9/20/2029	JPY	457,750,000	5,741,550
2.10%, 12/20/2030	JPY	150,000,000	1,860,297
2.20%, 3/20/2031	JPY	400,000,000	5,022,504
2.30%, 6/20/2027	JPY	1,881,200,000	24,683,306
2.60%, 3/20/2019	JPY	468,300,000	6,180,547
2.90%, 9/20/2019	JPY	951,200,000	12,830,843
Government of Japan 30 Year Bond:
1.70%, 6/20/2033	JPY	310,000,000	3,540,027
1.90%, 9/20/2042	JPY	150,000,000	1,712,528
2.00%, 9/20/2040	JPY	480,000,000	5,627,977
2.00%, 3/20/2042	JPY	100,000,000	1,167,645
2.20%, 3/20/2041	JPY	210,000,000	2,567,710
2.30%, 3/20/2039	JPY	467,500,000	5,847,008
2.30%, 3/20/2040	JPY	303,250,000	3,784,798
2.40%, 3/20/2037	JPY	410,700,000	5,236,103
2.50%, 9/20/2034	JPY	600,000,000	7,782,263
2.50%, 9/20/2035	JPY	80,000,000	1,037,987
Government of Japan 40 Year Bond:
2.00%, 3/20/2052	JPY	300,000,000	3,360,298
2.20%, 3/20/2051	JPY	60,000,000	711,562

			428,535,312

MEXICO — 3.7%
Mexican Bonos:
5.00%, 6/15/2017	MXN	45,000,000	3,446,097
6.00%, 6/18/2015	MXN	52,500,000	4,152,881
6.25%, 6/16/2016	MXN	39,000,000	3,123,640
6.50%, 6/10/2021	MXN	48,500,000	4,036,241
6.50%, 6/9/2022	MXN	50,000,000	4,165,809
7.50%, 6/3/2027	MXN	44,250,000	3,964,284
7.75%, 12/14/2017	MXN	12,000,000	1,028,587
7.75%, 5/29/2031	MXN	22,000,000	1,981,882
7.75%, 11/13/2042	MXN	30,000,000	2,715,947
8.00%, 12/17/2015	MXN	17,000,000	1,418,988
8.00%, 6/11/2020	MXN	20,000,000	1,807,337
8.50%, 5/31/2029	MXN	51,400,000	4,981,664
8.50%, 11/18/2038	MXN	40,000,000	3,892,503
9.50%, 12/18/2014	MXN	71,250,000	5,971,980
10.00%, 11/20/2036	MXN	45,000,000	5,008,906
United Mexican States:
7.00%, 6/19/2014	MXN	40,000,000	3,179,322
7.25%, 12/15/2016	MXN	75,850,000	6,304,014
8.50%, 12/13/2018	MXN	37,250,000	3,356,453
10.00%, 12/5/2024	MXN	71,220,000	7,674,270

			72,210,805

NETHERLANDS — 4.6%
Kingdom of the Netherlands:
0.75%, 4/15/2015 (a)	EUR	2,250,000	3,011,309
1.00%, 1/15/2014 (a)	EUR	1,700,000	2,263,395
1.25%, 1/15/2018 (a)	EUR	3,300,000	4,487,447
2.25%, 7/15/2022 (a)	EUR	1,900,000	2,672,440
2.50%, 1/15/2017 (a)	EUR	4,400,000	6,302,309

See accompanying notes to financial statements.

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

2.50%, 1/15/2033 (a)	EUR	1,600,000	$2,219,085
3.25%, 7/15/2015 (a)	EUR	8,650,000	12,324,284
3.25%, 7/15/2021 (a)	EUR	4,300,000	6,548,521
3.50%, 7/15/2020 (a)	EUR	5,880,000	9,077,532
3.75%, 7/15/2014 (a)	EUR	6,025,000	8,392,185
3.75%, 1/15/2023 (a)	EUR	3,675,000	5,825,575
3.75%, 1/15/2042 (a)	EUR	2,800,000	4,880,659
4.00%, 7/15/2018 (a)	EUR	4,160,000	6,458,688
4.00%, 1/15/2037 (a)	EUR	2,870,000	5,027,501
4.50%, 7/15/2017 (a)	EUR	3,000,000	4,674,193
5.50%, 1/15/2028 (a)	EUR	3,680,000	7,058,776

			91,223,899

POLAND — 3.4%
Poland Government Bond:
4.75%, 10/25/2016	PLN	10,000,000	3,410,449
4.75%, 4/25/2017	PLN	6,650,000	2,282,109
5.00%, 4/25/2016	PLN	30,000,000	10,245,888
5.25%, 10/25/2017	PLN	16,100,000	5,670,712
5.25%, 10/25/2020	PLN	15,650,000	5,672,714
5.75%, 10/25/2021	PLN	20,350,000	7,627,256
5.75%, 4/25/2029	PLN	6,700,000	2,660,451
Republic of Poland:
Zero Coupon, 1/25/2014 (b)	PLN	9,000,000	2,815,826
5.50%, 4/25/2015	PLN	18,550,000	6,308,463
5.50%, 10/25/2019	PLN	10,025,000	3,663,697
5.75%, 4/25/2014	PLN	18,100,000	6,042,320
5.75%, 9/23/2022	PLN	11,960,000	4,530,108
6.25%, 10/24/2015	PLN	18,715,000	6,550,341

			67,480,334

SOUTH AFRICA — 3.5%
Republic of South Africa:
7.50%, 1/15/2014	ZAR	24,100,000	2,909,958
8.25%, 9/15/2017	ZAR	56,000,000	7,260,390
8.75%, 12/21/2014	ZAR	14,500,000	1,826,229
13.50%, 9/15/2015	ZAR	52,025,000	7,375,226
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	36,500,000	3,489,789
6.50%, 2/28/2041	ZAR	22,500,000	2,183,535
6.75%, 3/31/2021	ZAR	55,500,000	6,694,552
7.00%, 2/28/2031	ZAR	40,000,000	4,367,677
7.25%, 1/15/2020	ZAR	81,785,000	10,165,124
7.75%, 2/28/2023	ZAR	31,000,000	3,913,339
8.00%, 12/21/2018	ZAR	48,750,000	6,308,799
8.75%, 2/28/2048	ZAR	26,000,000	3,242,167
10.50%, 12/21/2026	ZAR	57,600,000	8,695,832
10.50%, 12/21/2026	ZAR	6,000,000	905,816

			69,338,433

SPAIN — 4.6%
Kingdom of Spain:
3.00%, 4/30/2015	EUR	1,000,000	1,314,709
3.15%, 1/31/2016	EUR	4,410,000	5,758,794
3.25%, 4/30/2016	EUR	2,300,000	2,998,662
3.30%, 10/31/2014	EUR	4,350,000	5,771,287
3.40%, 4/30/2014	EUR	3,725,000	4,946,106
3.80%, 1/31/2017	EUR	3,500,000	4,592,067
4.00%, 7/30/2015	EUR	2,800,000	3,758,633
4.00%, 4/30/2020	EUR	3,250,000	4,068,157
4.10%, 7/30/2018	EUR	2,100,000	2,731,762
4.20%, 1/31/2037	EUR	3,985,000	4,192,416
4.25%, 1/31/2014	EUR	900,000	1,204,202
4.25%, 10/31/2016	EUR	4,250,000	5,683,887
4.30%, 10/31/2019	EUR	500,000	645,027
4.40%, 1/31/2015	EUR	4,500,000	6,106,632
4.60%, 7/30/2019	EUR	4,220,000	5,557,462
4.65%, 7/30/2025	EUR	2,700,000	3,252,583
4.70%, 7/30/2041	EUR	1,900,000	2,134,276
4.80%, 1/31/2024	EUR	1,300,000	1,616,256
4.85%, 10/31/2020	EUR	2,750,000	3,588,982
4.90%, 7/30/2040	EUR	1,000,000	1,152,335
5.50%, 7/30/2017	EUR	2,500,000	3,490,135
5.50%, 4/30/2021	EUR	3,000,000	4,046,946
5.75%, 7/30/2032	EUR	1,550,000	2,050,082
5.85%, 1/31/2022	EUR	3,300,000	4,529,971
5.90%, 7/30/2026	EUR	1,000,000	1,345,981
6.00%, 1/31/2029	EUR	2,800,000	3,826,409

			90,363,759

SWEDEN — 3.4%
Kingdom of Sweden:
2.25%, 6/1/2032	SEK	12,000,000	1,889,442
3.00%, 7/12/2016	SEK	28,500,000	4,695,822
3.50%, 6/1/2022	SEK	65,500,000	11,787,433
3.50%, 3/30/2039	SEK	32,300,000	6,148,606
3.75%, 8/12/2017	SEK	45,635,000	7,881,766
4.25%, 3/12/2019	SEK	50,155,000	9,102,892
4.50%, 8/12/2015	SEK	57,350,000	9,642,720
5.00%, 12/1/2020	SEK	41,850,000	8,150,362
6.75%, 5/5/2014	SEK	50,000,000	8,294,569

			67,593,612

UNITED KINGDOM — 12.5%
United Kingdom Treasury Bond:
1.00%, 9/7/2017	GBP	4,200,000	6,874,142
1.75%, 1/22/2017	GBP	5,200,000	8,812,685
1.75%, 9/7/2022	GBP	2,800,000	4,525,641
2.00%, 1/22/2016	GBP	4,500,000	7,647,868
2.25%, 3/7/2014	GBP	4,675,000	7,770,199
2.75%, 1/22/2015	GBP	5,375,000	9,166,407
3.75%, 9/7/2019	GBP	4,500,000	8,507,717
3.75%, 9/7/2020	GBP	4,300,000	8,169,367
3.75%, 9/7/2021	GBP	2,750,000	5,250,165
3.75%, 7/22/2052	GBP	3,600,000	6,522,888
4.00%, 9/7/2016	GBP	4,650,000	8,508,617
4.00%, 3/7/2022	GBP	4,350,000	8,478,043
4.00%, 1/22/2060	GBP	2,550,000	4,945,739
4.25%, 12/7/2027	GBP	4,850,000	9,776,472
4.25%, 6/7/2032	GBP	2,975,000	5,970,359
4.25%, 3/7/2036	GBP	700,000	1,393,253
4.25%, 9/7/2039	GBP	1,100,000	2,182,620
4.25%, 12/7/2040	GBP	5,100,000	10,117,182
4.25%, 12/7/2046	GBP	2,825,000	5,627,132
4.25%, 12/7/2049	GBP	2,700,000	5,392,495
4.25%, 12/7/2055	GBP	3,400,000	6,876,876
4.50%, 3/7/2019	GBP	4,200,000	8,215,259

See accompanying notes to financial statements.

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

4.50%, 9/7/2034	GBP	6,000,000	$12,376,954
4.50%, 12/7/2042	GBP	2,825,000	5,854,346
4.75%, 9/7/2015	GBP	4,415,000	8,018,041
4.75%, 3/7/2020	GBP	4,600,000	9,233,648
4.75%, 12/7/2030	GBP	4,450,000	9,484,537
4.75%, 12/7/2038	GBP	3,914,000	8,391,246
5.00%, 9/7/2014	GBP	4,700,000	8,239,048
5.00%, 3/7/2018	GBP	4,225,000	8,284,075
5.00%, 3/7/2025	GBP	3,725,000	7,992,527
6.00%, 12/7/2028	GBP	2,850,000	6,871,511
8.00%, 12/7/2015	GBP	1,000,000	1,987,484
8.00%, 6/7/2021	GBP	3,375,000	8,327,738
8.75%, 8/25/2017	GBP	500,000	1,108,772

			246,901,053

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $1,824,821,003)			1,936,262,945

	Shares
SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Liquid Reserves Fund 0.17% (c)(d)(e) (Cost $4,706,555)		4,706,555	4,706,555

TOTAL INVESTMENTS — 98.3% (f)
(Cost $1,829,527,558)			1,940,969,500
OTHER ASSETS & LIABILITIES — 1.7%			34,129,455

NET ASSETS — 100.0%			$1,975,098,955

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 9.2% of net assets as of December 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
ZAR — South African Rand

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

CORPORATE BONDS & NOTES — 97.5%
AUSTRALIA — 3.0%
Australia & New Zealand Banking Group, Ltd. 3.75%, 3/10/2017	EUR	100,000	$146,460
BHP Billiton Finance, Ltd.:
2.13%, 11/29/2018	EUR	200,000	274,574
2.25%, 9/25/2020	EUR	100,000	135,529
4.30%, 9/25/2042	GBP	100,000	163,071
6.38%, 4/4/2016	EUR	150,000	232,996
Commonwealth Bank of Australia:
4.25%, 11/10/2016	EUR	200,000	296,503
4.38%, 2/25/2020	EUR	100,000	154,676
National Australia Bank, Ltd.:
2.75%, 8/8/2022	EUR	100,000	137,536
3.50%, 1/23/2015	EUR	150,000	209,072
4.00%, 7/13/2020	EUR	220,000	333,442
5.50%, 5/20/2015	EUR	200,000	293,002
Telstra Corp., Ltd.:
3.50%, 9/21/2022	EUR	100,000	146,043
4.25%, 3/23/2020	EUR	100,000	154,389
4.75%, 3/21/2017	EUR	100,000	152,879
Westpac Banking Corp.:
4.13%, 5/25/2018	EUR	100,000	150,787
4.25%, 9/22/2016	EUR	300,000	442,951
7.25%, 11/18/2016	AUD	100,000	116,024

			3,539,934

AUSTRIA — 0.2%
Raiffeisen Bank International AG 3.63%, 1/27/2014	EUR	150,000	203,581

BELGIUM — 0.2%
Anheuser-Busch InBev NV 6.50%, 6/23/2017	GBP	50,000	97,938
Fortis Bank SA/NV 4.50%, 5/30/2014	EUR	100,000	138,503

			236,441

CANADA — 0.3%
The Toronto-Dominion Bank 5.38%, 5/14/2015	EUR	200,000	293,067

DENMARK — 0.8%
Carlsberg Breweries A/S:
3.38%, 10/13/2017	EUR	100,000	143,727
6.00%, 5/28/2014	EUR	100,000	141,323
Danske Bank A/S:
2.50%, 7/9/2015	EUR	100,000	136,344
3.88%, 5/18/2016	EUR	100,000	143,194
3.88%, 2/28/2017	EUR	100,000	144,654
4.75%, 6/4/2014	EUR	150,000	208,319

			917,561

FRANCE — 13.6%
Autoroutes du Sud de la France 5.63%, 7/4/2022	EUR	250,000	412,495
AXA SA 4.50%, 1/23/2015	EUR	100,000	141,509
Banque Federative du Credit Mutuel:
4.13%, 7/20/2020	EUR	200,000	302,027
4.25%, 2/5/2014	EUR	100,000	136,882
4.38%, 5/31/2016	EUR	150,000	218,972
Banque PSA Finance SA 4.25%, 2/25/2016	EUR	100,000	135,665
BNP Paribas SA:
2.50%, 8/23/2019	EUR	100,000	137,094
2.88%, 7/13/2015	EUR	300,000	414,294
2.88%, 11/27/2017	EUR	150,000	211,234
2.88%, 10/24/2022	EUR	100,000	137,297
3.00%, 2/24/2017	EUR	100,000	140,988
3.50%, 3/7/2016	EUR	150,000	212,452
3.75%, 11/25/2020	EUR	200,000	295,741
4.13%, 1/14/2022	EUR	200,000	303,066
4.50%, 3/21/2023	EUR	200,000	319,951
5.00%, 12/16/2013	EUR	50,000	68,702
Bouygues SA:
3.64%, 10/29/2019	EUR	150,000	215,464
4.25%, 7/22/2020	EUR	100,000	148,063
6.13%, 7/3/2015	EUR	100,000	148,379
Caisse Centrale du Credit Immobilier de France 3.75%, 3/10/2014	EUR	100,000	133,812
Carrefour SA:
3.88%, 4/25/2021	EUR	200,000	289,656
4.00%, 4/9/2020	EUR	100,000	145,649
4.38%, 11/2/2016	EUR	100,000	145,416
5.13%, 10/10/2014	EUR	150,000	212,149
5.38%, 6/12/2015	EUR	150,000	217,871
Cie de St-Gobain 4.75%, 4/11/2017 (a)	EUR	200,000	296,607
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	100,000	156,714
Credit Agricole SA 3.88%, 2/13/2019	EUR	200,000	293,447
Credit Agricole SA/London:
1.88%, 10/18/2017	EUR	100,000	133,623
3.00%, 7/20/2015	EUR	200,000	276,675
3.63%, 3/8/2016	EUR	100,000	142,149
5.13%, 4/18/2023	EUR	100,000	163,843
Credit Mutuel Arkea:
5.00%, 6/28/2017	EUR	150,000	228,178
5.38%, 4/22/2014	EUR	150,000	209,314
Dexia Credit Local SA 5.38%, 7/21/2014	EUR	100,000	134,469
France Telecom SA:
3.00%, 6/15/2022	EUR	100,000	137,384
3.63%, 10/14/2015	EUR	100,000	141,535
3.88%, 4/9/2020	EUR	100,000	147,580
3.88%, 1/14/2021	EUR	100,000	147,474
4.75%, 2/21/2017	EUR	100,000	150,194
4.75%, 2/21/2017	EUR	150,000	225,290
5.00%, 1/22/2014	EUR	200,000	275,770
5.63%, 5/22/2018	EUR	200,000	317,625
8.13%, 1/28/2033	EUR	150,000	312,043
GDF Suez:
2.25%, 6/1/2018	EUR	100,000	137,689
3.00%, 2/1/2023	EUR	100,000	138,443
3.13%, 1/21/2020	EUR	100,000	142,936
3.50%, 10/18/2022	EUR	100,000	145,355

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

5.00%, 10/1/2060	GBP	100,000	$169,699
5.63%, 1/18/2016	EUR	200,000	300,859
6.13%, 2/11/2021	GBP	200,000	398,224
6.38%, 1/18/2021	EUR	100,000	173,870
6.88%, 1/24/2019	EUR	150,000	257,970
Gie GDF Suez Alliance 5.75%, 6/24/2023	EUR	100,000	168,880
HSBC France 4.88%, 1/15/2014	EUR	200,000	275,540
LVMH Moet Hennessy Louis Vuitton SA 4.38%, 5/12/2014	EUR	100,000	138,420
Pernod-Ricard SA 4.88%, 3/18/2016	EUR	200,000	292,870
Sanofi:
3.13%, 10/10/2014	EUR	100,000	138,019
4.50%, 5/18/2016	EUR	200,000	296,656
Schneider Electric SA 4.00%, 8/11/2017	EUR	100,000	148,667
Societe Des Autoroutes Paris-Rhin-Rhone 5.00%, 1/12/2017	EUR	100,000	147,685
Societe Generale SA:
2.38%, 7/13/2015	EUR	200,000	272,148
2.38%, 2/28/2018	EUR	200,000	273,362
3.00%, 3/31/2015	EUR	150,000	206,178
3.13%, 9/21/2017	EUR	150,000	212,508
3.75%, 8/21/2014	EUR	150,000	206,992
4.00%, 4/20/2016	EUR	100,000	143,633
4.25%, 7/13/2022	EUR	100,000	149,424
4.75%, 3/2/2021	EUR	100,000	155,600
Total Capital SA:
3.50%, 2/27/2014	EUR	250,000	341,136
4.88%, 1/28/2019	EUR	100,000	159,520
Veolia Environnement SA:
4.38%, 1/16/2017	EUR	100,000	148,716
5.13%, 5/24/2022	EUR	100,000	157,092
Vinci SA 4.13%, 2/20/2017	EUR	100,000	146,991
Vivendi SA:
3.50%, 7/13/2015	EUR	100,000	138,811
4.13%, 7/18/2017	EUR	200,000	289,194
4.75%, 7/13/2021	EUR	100,000	151,431

			15,759,260

GERMANY — 5.1%
BASF SE 2.00%, 12/5/2022	EUR	100,000	131,572
Bertelsmann AG 4.75%, 9/26/2016	EUR	150,000	223,096
BPCE SA:
2.88%, 9/22/2015	EUR	250,000	345,721
3.75%, 7/21/2017	EUR	200,000	290,223
4.50%, 2/10/2022	EUR	100,000	153,702
Commerzbank AG:
3.63%, 7/10/2017	EUR	200,000	288,707
3.88%, 3/22/2017	EUR	100,000	145,233
4.00%, 9/16/2020	EUR	100,000	148,596
4.75%, 1/26/2015	EUR	100,000	142,277
5.00%, 2/6/2014	EUR	150,000	206,809
Daimler AG:
1.75%, 5/21/2015	EUR	100,000	134,740
4.13%, 1/19/2017	EUR	100,000	147,291
4.63%, 9/2/2014	EUR	250,000	350,776
Deutsche Bank AG 5.13%, 8/31/2017	EUR	500,000	776,914
Henkel AG & Co. KGaA 4.63%, 3/19/2014	EUR	100,000	138,346
Linde AG 1.75%, 9/17/2020	EUR	100,000	132,297
Merck Financial Services GmbH:
3.38%, 3/24/2015	EUR	150,000	209,019
4.50%, 3/24/2020	EUR	200,000	311,797
Metro AG 7.63%, 3/5/2015	EUR	100,000	148,990
ThyssenKrupp AG:
4.38%, 2/28/2017	EUR	200,000	274,712
8.00%, 6/18/2014	EUR	150,000	215,558
Volkswagen Financial Services AG:
3.38%, 7/28/2014	EUR	200,000	274,550
6.88%, 1/15/2014	EUR	200,000	280,506
Volkswagen Leasing GmbH:
1.50%, 9/15/2015	EUR	100,000	134,057
2.38%, 9/6/2022	EUR	100,000	132,133
2.75%, 7/13/2015	EUR	100,000	138,029

			5,875,651

HONG KONG — 0.4%
Hutchison Whampoa Europe Finance 12, Ltd. 2.50%, 6/6/2017	EUR	100,000	138,700
Hutchison Whampoa Finance 09, Ltd. 4.75%, 11/14/2016	EUR	200,000	299,039

			437,739

IRELAND — 2.6%
GE Capital European Funding:
1.25%, 10/15/2015	EUR	100,000	133,323
2.00%, 2/27/2015	EUR	100,000	135,110
2.88%, 10/28/2014	EUR	150,000	205,120
2.88%, 9/17/2015	EUR	100,000	138,583
2.88%, 6/18/2019	EUR	200,000	281,781
3.75%, 4/4/2016	EUR	100,000	143,139
4.13%, 10/27/2016	EUR	300,000	438,276
4.25%, 2/6/2014	EUR	100,000	136,970
4.25%, 3/1/2017	EUR	200,000	295,282
4.75%, 7/30/2014	EUR	230,000	322,154
5.25%, 5/18/2015	EUR	250,000	363,147
5.38%, 1/16/2018	EUR	100,000	156,806
5.38%, 1/23/2020	EUR	100,000	161,348
6.00%, 1/15/2019	EUR	100,000	163,996

			3,075,035

ISRAEL — 0.1%
Teva Pharmaceutical Finance IV BV 2.88%, 4/15/2019	EUR	100,000	140,699

ITALY — 7.3%
Assicurazioni Generali SpA 5.13%, 9/16/2024	EUR	250,000	350,030

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

Atlantia SpA:
3.38%, 9/18/2017	EUR	200,000	$273,166
3.63%, 11/30/2018	EUR	100,000	133,817
4.50%, 2/8/2019	EUR	200,000	286,198
5.00%, 6/9/2014	EUR	100,000	138,952
5.63%, 5/6/2016	EUR	200,000	292,460
Banco Popolare SC 4.13%, 10/22/2014	EUR	100,000	133,732
Enel SpA 5.25%, 6/20/2017	EUR	150,000	217,797
ENI SpA:
3.50%, 1/29/2018	EUR	50,000	71,932
4.00%, 6/29/2020	EUR	200,000	295,335
4.13%, 9/16/2019	EUR	100,000	148,694
4.25%, 2/3/2020	EUR	100,000	149,646
4.75%, 11/14/2017	EUR	100,000	151,943
5.00%, 1/28/2016	EUR	200,000	293,477
5.88%, 1/20/2014	EUR	150,000	208,212
Intesa Sanpaolo SpA:
3.75%, 11/23/2016	EUR	200,000	271,967
4.00%, 11/9/2017	EUR	200,000	272,635
4.00%, 11/8/2018	EUR	200,000	269,461
4.13%, 1/14/2016	EUR	100,000	137,065
4.13%, 9/19/2016	EUR	200,000	275,456
4.13%, 4/14/2020	EUR	150,000	199,699
4.38%, 10/15/2019	EUR	100,000	135,528
4.75%, 6/15/2017	EUR	150,000	212,366
4.88%, 7/10/2015	EUR	100,000	139,331
5.00%, 2/28/2017	EUR	100,000	142,013
5.38%, 12/19/2013	EUR	150,000	204,871
Snam SpA:
4.38%, 7/11/2016	EUR	100,000	142,954
5.00%, 1/18/2019	EUR	150,000	223,844
5.25%, 9/19/2022 (a)	EUR	200,000	301,216
Telecom Italia SpA:
4.50%, 9/20/2017	EUR	100,000	140,705
5.13%, 1/25/2016	EUR	200,000	286,409
5.25%, 2/10/2022	EUR	100,000	140,905
5.38%, 1/29/2019	EUR	100,000	144,853
6.38%, 6/24/2019	GBP	100,000	175,346
7.00%, 1/20/2017	EUR	100,000	153,021
7.38%, 12/15/2017	GBP	100,000	183,675
Terna Rete Elettrica Nazionale SpA:
4.13%, 2/17/2017	EUR	100,000	143,529
4.75%, 3/15/2021	EUR	150,000	225,091
UniCredit SpA:
4.38%, 2/10/2014	EUR	100,000	135,828
4.38%, 9/11/2015	EUR	200,000	277,608
4.88%, 3/7/2017	EUR	200,000	282,985
5.25%, 1/14/2014	EUR	100,000	136,778

			8,500,530

LUXEMBOURG — 0.8%
Glencore Finance Europe SA:
4.13%, 4/3/2018	EUR	100,000	142,489
5.25%, 3/22/2017	EUR	150,000	221,964
Novartis Finance SA 4.25%, 6/15/2016	EUR	200,000	295,775
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR	200,000	304,162

			964,390

MEXICO — 0.6%
America Movil SAB de CV:
3.00%, 7/12/2021	EUR	100,000	138,577
3.75%, 6/28/2017	EUR	150,000	219,652
4.13%, 10/25/2019	EUR	100,000	151,524
4.38%, 8/7/2041	GBP	100,000	160,133

			669,886

NETHERLANDS — 23.4%
ABB Finance BV 2.63%, 3/26/2019	EUR	100,000	139,514
ABN Amro Bank NV:
3.38%, 1/21/2014	EUR	300,000	406,708
3.63%, 10/6/2017	EUR	200,000	290,723
4.13%, 3/28/2022	EUR	150,000	225,291
4.25%, 4/11/2016	EUR	100,000	145,221
4.75%, 1/11/2019	EUR	100,000	154,201
Allianz Finance II BV:
3.50%, 2/14/2022	EUR	200,000	293,305
4.00%, 11/23/2016	EUR	150,000	221,979
4.75%, 7/22/2019	EUR	150,000	236,444
BASF Finance Europe NV:
5.00%, 9/26/2014	EUR	150,000	213,049
5.13%, 6/9/2015	EUR	250,000	365,451
Bayer Capital Corp. BV 4.63%, 9/26/2014	EUR	100,000	141,049
BMW Finance NV:
2.13%, 1/13/2015	EUR	100,000	135,625
3.25%, 1/28/2016	EUR	100,000	141,415
3.25%, 1/14/2019	EUR	200,000	289,482
3.38%, 12/14/2018	GBP	100,000	172,995
3.63%, 1/29/2018	EUR	150,000	220,477
3.88%, 1/18/2017	EUR	200,000	292,871
4.00%, 9/17/2014	EUR	150,000	208,948
4.25%, 1/22/2014	EUR	150,000	205,382
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
3.00%, 2/16/2015	EUR	200,000	277,326
3.38%, 1/18/2016	EUR	500,000	709,517
3.38%, 4/21/2017	EUR	450,000	646,606
3.88%, 4/20/2016	EUR	280,000	403,555
4.00%, 9/10/2015	GBP	200,000	347,434
4.00%, 1/11/2022	EUR	100,000	150,778
4.13%, 1/14/2020	EUR	500,000	756,358
4.13%, 1/12/2021	EUR	250,000	378,747
4.13%, 7/14/2025	EUR	460,000	706,753
4.25%, 4/22/2014	EUR	350,000	484,140
4.25%, 1/16/2017	EUR	200,000	295,977
4.38%, 1/22/2014	EUR	400,000	549,022
4.75%, 1/15/2018	EUR	400,000	614,150
4.75%, 6/6/2022	EUR	300,000	476,196
Daimler International Finance BV 7.88%, 1/16/2014	EUR	250,000	354,015

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

Deutsche Telekom International Finance BV:
4.00%, 1/19/2015	EUR	200,000	$280,025
4.25%, 7/13/2022	EUR	250,000	385,510
5.75%, 4/14/2015	EUR	200,000	291,962
6.00%, 1/20/2017	EUR	200,000	312,787
E.ON International Finance BV:
4.88%, 1/28/2014	EUR	100,000	137,840
5.25%, 9/8/2015	EUR	300,000	441,756
5.50%, 1/19/2016	EUR	200,000	299,672
5.50%, 10/2/2017	EUR	250,000	393,528
5.75%, 5/7/2020	EUR	100,000	168,887
5.88%, 10/30/2037	GBP	100,000	201,858
6.00%, 10/30/2019	GBP	100,000	198,618
6.38%, 6/7/2032	GBP	100,000	212,688
6.75%, 1/27/2039	GBP	50,000	111,648
EADS Finance BV 4.63%, 8/12/2016	EUR	100,000	148,717
Enel Finance International NV:
3.63%, 4/17/2018	EUR	100,000	136,507
4.00%, 9/14/2016	EUR	150,000	208,193
4.13%, 7/12/2017	EUR	100,000	139,242
4.63%, 6/24/2015	EUR	100,000	140,175
4.88%, 3/11/2020	EUR	100,000	142,044
4.88%, 4/17/2023	EUR	100,000	137,970
5.00%, 9/14/2022	EUR	250,000	351,001
5.63%, 8/14/2024	GBP	200,000	328,446
5.75%, 10/24/2018 (b)	EUR	100,000	149,351
5.75%, 9/14/2040	GBP	200,000	296,035
Fortis Bank Nederland NV 4.00%, 2/3/2015	EUR	200,000	280,217
Generali Finance BV 4.75%, 5/12/2014	EUR	100,000	137,431
Heineken NV:
2.13%, 8/4/2020	EUR	100,000	133,093
7.13%, 4/7/2014	EUR	100,000	142,216
HIT Finance BV:
4.88%, 10/27/2021	EUR	200,000	273,566
5.75%, 3/9/2018	EUR	100,000	146,350
Iberdrola International BV:
4.25%, 10/11/2018	EUR	100,000	142,511
4.50%, 9/21/2017	EUR	100,000	143,677
ING Bank NV:
2.13%, 7/10/2015	EUR	200,000	271,179
3.38%, 3/3/2015	EUR	200,000	277,104
3.88%, 5/24/2016	EUR	100,000	143,624
4.25%, 1/13/2017	EUR	200,000	295,355
4.50%, 2/21/2022	EUR	200,000	306,566
ING Groep NV 4.75%, 5/31/2017	EUR	150,000	226,385
KBC Internationale Financieringsmaatschappij NV:
3.63%, 3/7/2014	EUR	200,000	271,438
3.88%, 3/31/2015	EUR	100,000	139,149
4.50%, 9/17/2014	EUR	150,000	208,563
4.50%, 3/27/2017	EUR	100,000	146,554
Koninklijke KPN NV:
3.75%, 9/21/2020	EUR	150,000	208,485
4.00%, 6/22/2015	EUR	100,000	140,159
4.75%, 1/17/2017	EUR	100,000	146,092
5.75%, 9/17/2029	GBP	50,000	90,173
Linde Finance BV 4.75%, 4/24/2017	EUR	100,000	153,345
Nomura Europe Finance NV 5.13%, 12/9/2014	EUR	100,000	140,037
Repsol International Finance BV:
4.63%, 10/8/2014	EUR	250,000	346,195
4.88%, 2/19/2019	EUR	100,000	144,598
Roche Finance Europe BV 2.00%, 6/25/2018	EUR	150,000	207,711
Royal Bank of Scotland NV:
4.25%, 5/11/2016	EUR	50,000	72,162
4.75%, 1/4/2014	EUR	100,000	136,728
RWE Finance BV:
5.00%, 2/10/2015	EUR	150,000	215,116
6.13%, 7/6/2039	GBP	100,000	200,632
6.25%, 6/3/2030	GBP	150,000	308,934
6.50%, 8/10/2021	EUR	100,000	177,247
6.63%, 1/31/2019	EUR	150,000	254,830
Schlumberger Finance BV:
2.75%, 12/1/2015	EUR	100,000	139,911
4.50%, 3/25/2014	EUR	100,000	138,040
Shell International Finance BV:
4.38%, 5/14/2018	EUR	250,000	386,357
4.50%, 2/9/2016	EUR	200,000	295,322
4.63%, 5/22/2017	EUR	150,000	230,143
Siemens Financieringsmaatschappij NV:
1.50%, 3/10/2020	EUR	100,000	131,043
5.13%, 2/20/2017	EUR	250,000	386,021
5.38%, 6/11/2014	EUR	150,000	211,631
5.63%, 6/11/2018	EUR	150,000	243,961
ThyssenKrupp Finance Nederland BV 8.50%, 2/25/2016	EUR	50,000	76,632
Volkswagen International Finance NV:
1.88%, 5/15/2017	EUR	200,000	271,565
2.13%, 1/19/2015	EUR	200,000	270,647
3.25%, 1/21/2019	EUR	100,000	143,651
3.50%, 2/2/2015	EUR	100,000	138,980
7.00%, 2/9/2016	EUR	100,000	155,721

			27,112,211

NORWAY — 0.8%
DnB NOR Bank ASA:
3.88%, 6/29/2020	EUR	150,000	225,489
4.25%, 1/18/2022	EUR	100,000	153,239
4.38%, 2/24/2021	EUR	200,000	308,735
4.50%, 5/29/2014	EUR	200,000	278,289

			965,752

SPAIN — 6.0%
Abertis Infraestructuras SA:
4.63%, 10/14/2016	EUR	150,000	209,171
5.13%, 6/12/2017	EUR	50,000	71,343
BBVA Senior Finance SAU:
3.25%, 4/23/2015	EUR	100,000	131,673
3.63%, 10/3/2014	EUR	100,000	132,990
3.88%, 8/6/2015	EUR	100,000	133,528

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

4.38%, 9/21/2015	EUR	200,000	$270,106
4.88%, 1/23/2014	EUR	150,000	202,876
Criteria Caixacorp SA 4.13%, 11/20/2014	EUR	100,000	132,600
Gas Natural Capital Markets SA:
4.38%, 11/2/2016	EUR	150,000	211,723
5.25%, 7/9/2014	EUR	150,000	208,529
Iberdrola Finanzas SAU:
4.13%, 3/23/2020	EUR	100,000	141,967
4.75%, 1/25/2016	EUR	100,000	142,048
7.50%, 11/25/2015	EUR	150,000	227,689
Santander International Debt SA Unipersonal:
3.38%, 12/1/2015	EUR	100,000	132,725
3.50%, 8/12/2014	EUR	200,000	266,664
3.50%, 3/10/2015	EUR	200,000	266,581
4.13%, 10/4/2017	EUR	100,000	136,696
Santander International Debt SAU:
4.00%, 3/27/2017	EUR	200,000	269,660
4.25%, 4/7/2014	EUR	100,000	134,464
4.38%, 9/4/2014	EUR	200,000	269,455
4.50%, 5/18/2015	EUR	100,000	136,066
4.63%, 3/21/2016	EUR	200,000	275,229
Telefonica Emisiones SAU:
3.41%, 3/24/2015	EUR	200,000	272,772
3.66%, 9/18/2017	EUR	150,000	206,167
4.38%, 2/2/2016	EUR	200,000	280,654
4.67%, 2/7/2014	EUR	150,000	204,250
4.69%, 11/11/2019	EUR	200,000	286,757
4.71%, 1/20/2020	EUR	100,000	143,063
4.75%, 2/7/2017	EUR	100,000	142,980
4.80%, 2/21/2018	EUR	200,000	287,806
4.97%, 2/3/2016	EUR	100,000	142,232
5.43%, 2/3/2014	EUR	200,000	274,368
5.50%, 4/1/2016	EUR	100,000	144,534
5.60%, 3/12/2020	GBP	200,000	339,648
5.81%, 9/5/2017	EUR	100,000	149,462

			6,978,476

SWEDEN — 3.9%
Nordea Bank AB:
2.25%, 10/5/2017	EUR	100,000	138,043
2.75%, 8/11/2015	EUR	200,000	276,878
3.25%, 7/5/2022	EUR	100,000	142,727
3.63%, 2/11/2016	EUR	100,000	142,702
3.75%, 2/24/2017	EUR	200,000	291,664
3.88%, 12/15/2015	GBP	50,000	87,008
4.00%, 7/11/2019	EUR	100,000	150,342
4.00%, 6/29/2020	EUR	200,000	302,625
4.50%, 5/12/2014	EUR	200,000	278,002
Skandinaviska Enskilda Banken AB:
1.88%, 11/14/2019	EUR	100,000	132,860
5.50%, 5/6/2014	EUR	250,000	351,269
Svenska Handelsbanken AB:
1.50%, 7/6/2015	EUR	100,000	134,238
2.25%, 6/14/2018	EUR	100,000	138,081
2.63%, 8/23/2022	EUR	100,000	135,815
3.38%, 7/17/2017	EUR	200,000	289,578
3.75%, 2/24/2017	EUR	150,000	219,177
4.38%, 10/20/2021	EUR	200,000	311,221
4.88%, 3/25/2014	EUR	200,000	277,866
Swedbank AB:
1.75%, 6/18/2015	EUR	200,000	269,076
2.38%, 4/4/2016	EUR	100,000	137,621
3.38%, 2/9/2017	EUR	100,000	143,240
Volvo Treasury AB 5.00%, 5/31/2017	EUR	100,000	150,845

			4,500,878

SWITZERLAND — 1.3%
Roche Kapitalmarkt AG 4.50%, 3/23/2017	CHF	120,000	153,703
UBS AG/London:
3.13%, 1/18/2016	EUR	200,000	280,929
3.50%, 7/15/2015	EUR	100,000	140,497
5.63%, 5/19/2014	EUR	200,000	281,399
6.00%, 4/18/2018	EUR	200,000	325,379
6.63%, 4/11/2018	GBP	150,000	296,184

			1,478,091

UNITED ARAB EMIRATES — 0.2%
Xstrata Finance Dubai, Ltd.:
1.50%, 5/19/2016	EUR	100,000	131,518
2.38%, 11/19/2018	EUR	100,000	132,420

			263,938

UNITED KINGDOM — 12.6%
Abbey National Treasury Services PLC/London:
3.38%, 10/20/2015	EUR	150,000	209,842
4.13%, 3/3/2014	EUR	100,000	136,495
Anglo American Capital PLC 5.88%, 4/17/2015	EUR	100,000	145,927
Barclays Bank PLC:
3.50%, 3/18/2015	EUR	250,000	348,427
4.00%, 1/20/2017	EUR	250,000	366,383
4.13%, 3/15/2016	EUR	200,000	289,336
4.88%, 8/13/2019	EUR	150,000	235,872
5.25%, 5/27/2014	EUR	300,000	420,106
BAT International Finance PLC:
5.38%, 6/29/2017	EUR	100,000	155,851
5.88%, 3/12/2015	EUR	150,000	219,350
BG Energy Capital PLC:
3.00%, 11/16/2018	EUR	200,000	286,090
5.00%, 11/4/2036	GBP	100,000	179,467
BP Capital Markets PLC:
2.18%, 2/16/2016	EUR	100,000	137,137
2.99%, 2/18/2019	EUR	100,000	142,969
3.10%, 10/7/2014	EUR	100,000	137,639
3.83%, 10/6/2017	EUR	150,000	222,960
4.33%, 12/10/2018	GBP	100,000	181,920
British Telecommunications PLC 6.50%, 7/7/2015	EUR	250,000	374,397
Centrica PLC 7.00%, 9/19/2033	GBP	150,000	340,651
Credit Suisse AG/Guernsey 2.88%, 9/24/2015	EUR	150,000	208,131
Credit Suisse AG/London:
3.88%, 1/25/2017	EUR	250,000	365,606
4.75%, 8/5/2019	EUR	300,000	470,394

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

5.13%, 9/18/2017	EUR	200,000	$310,763
Diageo Finance PLC 6.63%, 12/5/2014	EUR	100,000	146,748
GlaxoSmithKline Capital PLC:
3.88%, 7/6/2015	EUR	250,000	356,592
5.25%, 12/19/2033	GBP	100,000	198,019
5.25%, 4/10/2042	GBP	100,000	191,912
5.63%, 12/13/2017	EUR	100,000	161,266
6.38%, 3/9/2039	GBP	100,000	222,826
HSBC Bank PLC:
3.13%, 11/15/2017	EUR	100,000	143,719
3.75%, 11/30/2016	EUR	150,000	218,651
3.88%, 10/24/2018	EUR	100,000	149,766
4.00%, 1/15/2021	EUR	200,000	307,557
HSBC Holdings PLC 4.50%, 4/30/2014	EUR	150,000	207,957
Imperial Tobacco Finance PLC:
8.38%, 2/17/2016	EUR	150,000	239,992
9.00%, 2/17/2022	GBP	100,000	230,507
Lloyds TSB Bank PLC:
4.63%, 2/2/2017	EUR	200,000	297,096
5.38%, 9/3/2019	EUR	100,000	160,170
6.38%, 6/17/2016	EUR	100,000	154,517
6.50%, 9/17/2040	GBP	100,000	202,787
Nationwide Building Society:
3.13%, 4/3/2017	EUR	100,000	141,996
3.75%, 1/20/2015	EUR	200,000	278,752
5.63%, 9/9/2019	GBP	50,000	95,565
SABMiller PLC 4.50%, 1/20/2015	EUR	100,000	141,652
SSE PLC 5.75%, 2/5/2014	GBP	100,000	170,196
Standard Chartered PLC:
1.75%, 10/29/2017	EUR	100,000	134,274
4.13%, 1/18/2019	EUR	300,000	452,391
5.75%, 4/30/2014	EUR	200,000	281,136
Tesco PLC:
5.88%, 9/12/2016	EUR	150,000	232,340
6.13%, 2/24/2022	GBP	50,000	98,426
Thames Water Utilities Finance, Ltd. 5.13%, 9/28/2037	GBP	150,000	273,889
The Royal Bank of Scotland PLC:
4.88%, 7/15/2015	EUR	50,000	71,945
4.88%, 1/20/2017	EUR	250,000	372,678
5.38%, 9/30/2019	EUR	200,000	314,607
5.50%, 3/23/2020	EUR	100,000	159,284
5.75%, 5/21/2014	EUR	350,000	491,233
7.50%, 4/29/2024	GBP	100,000	215,366
Virgin Media Secured Finance PLC 7.00%, 1/15/2018	GBP	100,000	175,996
Vodafone Group PLC:
4.63%, 9/8/2014	GBP	100,000	171,646
4.65%, 1/20/2022	EUR	200,000	322,138
6.25%, 1/15/2016	EUR	100,000	153,317
Western Power Distribution East Midlands PLC 5.25%, 1/17/2023	GBP	100,000	188,821
Western Power Distribution West Midlands PLC 5.75%, 4/16/2032	GBP	100,000	192,155

			14,605,598

UNITED STATES — 14.3%
3M Co. 5.00%, 7/14/2014	EUR	100,000	140,783
American Express Credit Corp. 5.38%, 10/1/2014	GBP	50,000	86,798
Amgen, Inc. 4.00%, 9/13/2029	GBP	100,000	163,323
AT&T, Inc.:
1.88%, 12/4/2020	EUR	100,000	132,404
4.88%, 6/1/2044	GBP	100,000	170,128
5.88%, 4/28/2017	GBP	50,000	94,338
6.13%, 4/2/2015	EUR	50,000	73,900
6.13%, 4/2/2015	EUR	100,000	147,799
7.00%, 4/30/2040	GBP	250,000	566,213
Bank of America Corp.:
4.63%, 2/18/2014	EUR	100,000	137,004
4.63%, 8/7/2017	EUR	200,000	297,089
4.75%, 4/3/2017	EUR	150,000	222,581
5.13%, 9/26/2014	EUR	100,000	140,726
5.13%, 9/26/2014	EUR	100,000	140,726
6.13%, 9/15/2021	GBP	50,000	95,594
7.00%, 6/15/2016	EUR	200,000	311,857
7.00%, 7/31/2028	GBP	150,000	317,759
BMW US Capital LLC 5.00%, 5/28/2015	EUR	200,000	289,733
Citigroup, Inc.:
3.50%, 8/5/2015	EUR	100,000	139,843
4.00%, 11/26/2015	EUR	300,000	427,541
4.38%, 1/30/2017	EUR	100,000	147,675
5.00%, 8/2/2019	EUR	300,000	464,217
7.38%, 6/16/2014	EUR	100,000	144,151
7.38%, 9/4/2019	EUR	150,000	259,569
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. 4.38%, 9/14/2029	GBP	100,000	163,197
Heathrow Funding Ltd.:
6.45%, 12/10/2031	GBP	150,000	307,010
6.75%, 12/3/2026	GBP	150,000	320,259
HSBC Finance Corp. 3.75%, 11/4/2015	EUR	150,000	212,220
International Business Machines Corp. 1.38%, 11/19/2019	EUR	100,000	130,864
Johnson & Johnson 4.75%, 11/6/2019	EUR	100,000	161,595
JPMorgan Chase & Co.:
1.88%, 11/21/2019	EUR	100,000	132,221
2.75%, 8/24/2022	EUR	300,000	408,596
3.75%, 6/15/2016	EUR	100,000	144,212
3.88%, 9/23/2020	EUR	100,000	150,017
5.25%, 1/14/2015	EUR	200,000	287,180
6.13%, 4/1/2014	EUR	250,000	351,527
Merck & Co., Inc. 5.38%, 10/1/2014	EUR	150,000	214,309
Merrill Lynch & Co., Inc.:
4.45%, 1/31/2014	EUR	100,000	136,460

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

4.88%, 5/30/2014	EUR	150,000	$207,826
7.75%, 4/30/2018	GBP	100,000	197,740
Morgan Stanley:
3.75%, 9/21/2017	EUR	200,000	280,666
4.00%, 11/17/2015	EUR	100,000	139,749
4.38%, 10/12/2016	EUR	100,000	142,632
4.50%, 10/29/2014	EUR	200,000	278,248
4.50%, 2/23/2016	EUR	150,000	212,505
5.38%, 8/10/2020	EUR	150,000	224,534
5.50%, 10/2/2017	EUR	100,000	150,217
Pfizer, Inc.:
4.75%, 6/3/2016	EUR	200,000	298,578
5.75%, 6/3/2021	EUR	250,000	430,379
6.50%, 6/3/2038	GBP	150,000	340,156
Roche Holdings, Inc.:
5.50%, 3/4/2015	GBP	100,000	177,794
5.63%, 3/4/2016	EUR	300,000	456,882
6.50%, 3/4/2021	EUR	150,000	269,868
SABMiller Holdings, Inc. 1.88%, 1/20/2020	EUR	100,000	132,051
The Goldman Sachs Group, Inc.:
4.00%, 2/2/2015	EUR	230,000	319,415
4.38%, 3/16/2017	EUR	150,000	216,395
4.50%, 5/9/2016	EUR	100,000	143,006
4.50%, 1/30/2017	EUR	100,000	144,802
4.75%, 1/28/2014	EUR	200,000	273,799
5.13%, 10/16/2014	EUR	200,000	281,523
5.13%, 10/16/2014	EUR	50,000	70,381
5.13%, 10/23/2019	EUR	100,000	152,290
6.38%, 5/2/2018	EUR	100,000	158,769
The Procter & Gamble Co.:
2.00%, 8/16/2022	EUR	200,000	264,454
4.50%, 5/12/2014	EUR	150,000	208,922
4.88%, 5/11/2027	EUR	100,000	168,756
5.13%, 10/24/2017	EUR	100,000	157,715
Toyota Motor Credit Corp. 6.63%, 2/3/2016	EUR	250,000	388,745
Wal-Mart Stores, Inc.:
4.88%, 9/21/2029	EUR	100,000	169,664
4.88%, 1/19/2039	GBP	100,000	186,471
5.25%, 9/28/2035	GBP	100,000	195,244
5.63%, 3/27/2034	GBP	100,000	208,601
Wells Fargo & Co.:
2.63%, 8/16/2022	EUR	150,000	204,378
4.13%, 11/3/2016	EUR	150,000	221,758
4.63%, 11/2/2035	GBP	100,000	176,891
Zurich Finance USA, Inc.:
4.50%, 9/17/2014	EUR	50,000	70,143
4.50%, 9/17/2014	EUR	50,000	70,143

			16,623,508

TOTAL CORPORATE BONDS & NOTES —
(Cost $108,400,537)			113,142,226

	Shares
SHORT TERM INVESTMENTS — 0.3%
MONEY MARKET FUNDS — 0.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)		310,930	310,930
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)		78,140	78,140

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $389,070)			389,070

TOTAL INVESTMENTS — 97.8% (g)
(Cost $108,789,607)			113,531,296
OTHER ASSETS & LIABILITIES — 2.2%			2,545,450

NET ASSETS — 100.0%			$116,076,746

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of December 31, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (Note 2)
(g)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

At December 31, 2012, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
					Appreciation/
Settlement Date	Contracts to Deliver		In Exchange for		(Depreciation)	Counterparty

1/8/2013	159,900,000	JPY	1,440,470	EUR	$49,873	Goldman Sachs International
1/8/2013	1,329,704	EUR	141,900,000	JPY	(112,011)	HSBC Bank PLC
1/8/2013	93,913	EUR	10,000,000	JPY	(8,165)	JPMorgan Chase Bank NA
1/8/2013	72,342	EUR	8,000,000	JPY	(2,855)	Royal Bank of Scotland PLC
2/6/2013	1,440,469	EUR	159,900,000	JPY	(49,817)	Goldman Sachs International

					$(122,975)

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

AUD = Australian Dollar
CHF = Swiss Franc
EUR = Euro Currency
GBP = Great British Pound
JPY = Japanese Yen

See accompanying notes to financial statements.

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 100.1%
BRAZIL — 12.7%
Brazil Letras do Tesouro Nacional:
Zero Coupon, 1/1/2014 (a)	BRL	300,000	$136,646
Zero Coupon, 4/1/2014 (a)	BRL	12,640,000	5,657,510
Zero Coupon, 7/1/2014 (a)	BRL	450,000	197,646
Zero Coupon, 1/1/2015 (a)	BRL	6,110,000	2,567,761
Zero Coupon, 1/1/2016 (a)	BRL	1,800,000	692,789
Brazil Notas do Tesouro Nacional Series F:
10.00%, 1/1/2015	BRL	5,800,000	2,951,578
10.00%, 1/1/2017	BRL	7,600,000	3,908,070
10.00%, 1/1/2018	BRL	1,740,000	898,061
10.00%, 1/1/2021	BRL	1,080,000	555,608
10.00%, 1/1/2023	BRL	1,200,000	615,901
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	208,120
10.25%, 1/10/2028	BRL	500,000	321,734
12.50%, 1/5/2016	BRL	250,000	150,488
12.50%, 1/5/2022	BRL	250,000	182,845

			19,044,757

CHILE — 2.0%
Bonos del Banco Central de Chile en Pesos:
6.00%, 5/1/2015	CLP	150,000,000	317,481
6.00%, 2/1/2016	CLP	345,000,000	731,936
6.00%, 8/1/2016	CLP	240,000,000	510,376
6.00%, 1/1/2017	CLP	45,000,000	95,846
6.00%, 2/1/2021	CLP	135,000,000	292,049
6.00%, 3/1/2022	CLP	205,000,000	445,366
8.00%, 6/1/2014	CLP	50,000,000	108,135
Chile Government International Bond 5.50%, 8/5/2020	CLP	200,000,000	464,703

			2,965,892

COLOMBIA — 4.7%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	180,000,000	101,470
7.75%, 4/14/2021	COP	220,000,000	155,818
9.85%, 6/28/2027	COP	255,000,000	221,188
12.00%, 10/22/2015	COP	150,000,000	103,132
Colombian TES:
7.00%, 5/4/2022	COP	500,000,000	313,441
7.25%, 6/15/2016	COP	2,500,000,000	1,515,988
7.50%, 8/26/2026	COP	1,000,000,000	651,839
8.00%, 10/28/2015	COP	740,000,000	453,046
10.00%, 7/24/2024	COP	1,000,000,000	768,817
11.00%, 7/24/2020	COP	1,500,000,000	1,146,859
11.25%, 10/24/2018	COP	500,000,000	367,487
13.50%, 9/12/2014	COP	2,000,000,000	1,290,889

			7,089,974

CZECH REPUBLIC — 4.5%
Czech Republic Government Bond:
2.75%, 3/31/2014	CZK	4,700,000	254,662
3.40%, 9/1/2015	CZK	15,500,000	878,243
3.75%, 9/12/2020	CZK	11,000,000	661,504
3.85%, 9/29/2021	CZK	15,600,000	952,389
4.00%, 4/11/2017	CZK	16,600,000	990,748
4.20%, 12/4/2036	CZK	6,900,000	433,941
4.60%, 8/18/2018	CZK	9,900,000	619,377
4.70%, 9/12/2022	CZK	13,500,000	882,986
5.00%, 4/11/2019	CZK	9,600,000	615,973
5.70%, 5/25/2024	CZK	3,000,000	215,107
6.95%, 1/26/2016	CZK	4,300,000	270,643

			6,775,573

EGYPT — 3.3%
Egypt Government International Bond:
5.75%, 4/29/2020	USD	150,000	148,875
13.65%, 11/13/2017	EGP	18,700,000	2,937,390
Egypt Treasury Bills:
Zero Coupon, 2/19/2013 (a)	EGP	10,000,000	1,541,510
Zero Coupon, 6/11/2013 (a)	EGP	1,900,000	279,856

			4,907,631

HUNGARY — 3.5%
Hungary Government Bond:
5.50%, 2/12/2016	HUF	152,000,000	685,360
6.00%, 11/24/2023	HUF	9,000,000	40,040
6.50%, 6/24/2019	HUF	150,000,000	699,445
6.75%, 8/22/2014	HUF	160,000,000	739,751
6.75%, 2/24/2017	HUF	102,000,000	476,574
6.75%, 11/24/2017	HUF	115,000,000	539,313
7.00%, 6/24/2022	HUF	109,000,000	524,829
7.50%, 11/12/2020	HUF	110,200,000	545,234
7.75%, 8/24/2015	HUF	45,000,000	214,150
8.00%, 2/12/2015	HUF	169,500,000	806,625

			5,271,321

INDONESIA — 4.6%
Indonesia Treasury Bond:
5.63%, 5/15/2023	IDR	3,000,000,000	322,472
6.25%, 4/15/2017	IDR	800,000,000	87,768
6.38%, 4/15/2042	IDR	3,500,000,000	363,201
7.00%, 5/15/2022	IDR	4,900,000,000	576,266
7.00%, 5/15/2027	IDR	3,800,000,000	435,447
7.38%, 9/15/2016	IDR	5,620,000,000	634,362
8.25%, 7/15/2021	IDR	4,340,000,000	544,264
8.25%, 6/15/2032	IDR	7,310,000,000	926,667
8.38%, 9/15/2026	IDR	500,000,000	64,008
9.50%, 6/15/2015	IDR	4,870,000,000	561,819
9.50%, 7/15/2031	IDR	580,000,000	82,306
9.50%, 5/15/2041	IDR	2,000,000,000	288,439
9.75%, 5/15/2037	IDR	1,250,000,000	182,583
10.00%, 9/15/2024	IDR	1,000,000,000	141,650

See accompanying notes to financial statements.

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

10.00%, 2/15/2028	IDR	1,400,000,000	$202,399
10.50%, 8/15/2030	IDR	2,600,000,000	396,779
11.00%, 11/15/2020	IDR	4,250,000,000	607,077
11.00%, 9/15/2025	IDR	2,950,000,000	447,901

			6,865,408

ISRAEL — 4.5%
Israel Government Bond — Fixed:
3.50%, 8/31/2014	ILS	2,550,000	702,787
4.00%, 1/31/2018	ILS	500,000	142,470
4.25%, 8/31/2016	ILS	1,300,000	372,671
4.50%, 1/30/2015	ILS	2,260,000	638,306
5.00%, 1/31/2020	ILS	650,000	193,812
5.50%, 2/28/2017	ILS	2,800,000	842,447
5.50%, 1/31/2022	ILS	3,020,000	926,066
5.50%, 1/31/2042	ILS	500,000	144,397
6.00%, 2/28/2019	ILS	4,100,000	1,287,876
6.25%, 10/30/2026	ILS	2,010,000	654,622
Israel Government Bond — Shahar:
6.50%, 1/31/2016	ILS	2,000,000	606,115
7.50%, 3/31/2014	ILS	950,000	272,384

			6,783,953

MALAYSIA — 5.9%
Malaysia Government Bond:
3.20%, 10/15/2015	MYR	1,940,000	636,986
3.31%, 10/31/2017	MYR	2,200,000	721,329
3.42%, 8/15/2022	MYR	900,000	292,463
3.50%, 5/31/2027	MYR	600,000	192,035
3.58%, 9/28/2018	MYR	4,000,000	1,325,105
3.74%, 2/27/2015	MYR	4,175,000	1,385,217
3.89%, 3/15/2027	MYR	500,000	167,224
4.01%, 9/15/2017	MYR	970,000	327,792
4.13%, 4/15/2032	MYR	500,000	168,492
4.16%, 7/15/2021	MYR	2,240,000	765,309
4.23%, 6/30/2031	MYR	1,100,000	376,979
4.26%, 9/15/2016	MYR	3,210,000	1,090,976
4.38%, 11/29/2019	MYR	840,000	290,848
4.39%, 4/15/2026	MYR	1,900,000	669,800
4.50%, 4/15/2030	MYR	100,000	35,507
5.09%, 4/30/2014	MYR	1,500,000	503,502

			8,949,564

MEXICO — 8.8%
Mexican Bonos:
6.00%, 6/18/2015	MXN	9,600,000	759,384
6.25%, 6/16/2016	MXN	8,500,000	680,793
6.50%, 6/10/2021	MXN	3,500,000	291,275
6.50%, 6/9/2022	MXN	12,500,000	1,041,452
7.50%, 6/3/2027	MXN	18,120,000	1,623,341
7.75%, 12/14/2017	MXN	9,800,000	840,012
7.75%, 11/13/2042	MXN	5,700,000	516,030
8.00%, 6/11/2020	MXN	5,400,000	487,981
8.50%, 5/31/2029	MXN	19,250,000	1,865,701
8.50%, 11/18/2038	MXN	4,000,000	389,250
9.50%, 12/18/2014	MXN	8,800,000	737,592
10.00%, 11/20/2036	MXN	5,800,000	645,592
United Mexican States:
7.00%, 6/19/2014	MXN	27,000,000	2,146,043
7.25%, 12/15/2016	MXN	11,800,000	980,717
8.50%, 12/13/2018	MXN	2,800,000	252,297

			13,257,460

PERU — 2.4%
Peru Government Bond 6.95%, 8/12/2031	PEN	1,130,000	556,876
Peruvian Government International Bond:
6.85%, 2/12/2042	PEN	1,090,000	536,652
6.90%, 8/12/2037	PEN	400,000	199,851
7.84%, 8/12/2020	PEN	650,000	320,938
8.20%, 8/12/2026	PEN	2,050,000	1,125,673
8.60%, 8/12/2017	PEN	1,600,000	774,143
9.91%, 5/5/2015	PEN	65,000	29,565

			3,543,698

PHILIPPINES — 4.5%
Philippine Government Bond:
5.00%, 8/18/2018	PHP	7,000,000	179,222
5.75%, 11/24/2021	PHP	3,000,000	82,234
5.88%, 1/31/2018	PHP	9,400,000	251,550
5.88%, 12/16/2020	PHP	15,000,000	412,532
6.25%, 1/27/2014	PHP	5,500,000	141,270
6.38%, 1/19/2022	PHP	11,200,000	319,987
7.00%, 1/27/2016	PHP	26,900,000	726,163
7.00%, 3/31/2017	PHP	12,000,000	330,315
7.75%, 2/18/2020	PHP	13,100,000	395,121
7.88%, 2/19/2019	PHP	13,500,000	401,339
8.00%, 7/19/2031	PHP	58,687,338	1,834,039
8.13%, 12/16/2035	PHP	37,100,000	1,190,122
8.38%, 5/22/2015	PHP	4,000,000	109,441
Philippine Government International Bond:
4.95%, 1/15/2021	PHP	5,000,000	134,399
6.25%, 1/14/2036	PHP	10,000,000	292,237

			6,799,971

POLAND — 7.7%
Poland Government Bond:
4.00%, 10/25/2023	PLN	1,500,000	495,816
4.75%, 10/25/2016	PLN	2,100,000	716,194
5.00%, 4/25/2016	PLN	2,150,000	734,288
5.25%, 10/25/2017	PLN	2,600,000	915,767
5.25%, 10/25/2020	PLN	3,040,000	1,101,920
5.75%, 10/25/2021	PLN	3,700,000	1,386,774
5.75%, 4/25/2029	PLN	1,030,000	408,995
Republic of Poland:
Zero Coupon, 1/25/2014 (a)	PLN	1,150,000	359,800
Zero Coupon, 7/25/2014 (a)	PLN	4,600,000	1,416,965
5.50%, 4/25/2015	PLN	3,390,000	1,152,867
5.50%, 10/25/2019	PLN	3,900,000	1,425,279
5.75%, 4/25/2014	PLN	1,400,000	467,362
6.25%, 10/24/2015	PLN	3,000,000	1,050,014

			11,632,041

See accompanying notes to financial statements.

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

RUSSIA — 4.6%
Russian Federal Bond — OFZ:
6.90%, 8/3/2016	RUB	39,400,000	$1,310,410
7.35%, 1/20/2016	RUB	24,200,000	815,328
7.40%, 6/14/2017	RUB	18,600,000	631,848
7.60%, 7/20/2022	RUB	28,000,000	968,378
8.15%, 2/3/2027	RUB	44,000,000	1,592,314
11.20%, 12/17/2014	RUB	36,200,000	1,296,412
Russian Foreign Bond — Eurobond 7.85%, 3/10/2018	RUB	10,000,000	356,815

			6,971,505

SOUTH AFRICA — 4.8%
Republic of South Africa:
7.50%, 1/15/2014	ZAR	500,000	60,373
8.25%, 9/15/2017	ZAR	6,300,000	816,794
8.75%, 12/21/2014	ZAR	1,200,000	151,136
13.50%, 9/15/2015	ZAR	5,620,000	796,709
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	6,900,000	659,713
6.50%, 2/28/2041	ZAR	3,500,000	339,661
6.75%, 3/31/2021	ZAR	7,800,000	940,856
7.00%, 2/28/2031	ZAR	4,200,000	458,606
7.25%, 1/15/2020	ZAR	6,950,000	863,821
7.75%, 2/28/2023	ZAR	5,300,000	669,055
8.00%, 12/21/2018	ZAR	6,700,000	867,056
10.50%, 12/21/2026	ZAR	3,800,000	573,683

			7,197,463

SOUTH KOREA — 12.5%
Korea Treasury Bond:
2.75%, 9/10/2017	KRW	800,000,000	741,173
3.25%, 12/10/2014	KRW	2,780,000,000	2,617,720
3.50%, 6/10/2014	KRW	3,880,000,000	3,659,198
3.75%, 6/10/2022	KRW	700,000,000	685,170
4.00%, 3/10/2016	KRW	670,000,000	646,703
4.00%, 12/10/2031	KRW	500,000,000	514,367
4.25%, 9/10/2014	KRW	530,000,000	506,641
4.25%, 6/10/2021	KRW	1,067,000,000	1,076,464
4.50%, 3/10/2015	KRW	600,000,000	580,099
4.75%, 12/10/2030	KRW	1,320,000,000	1,476,231
5.00%, 6/10/2020	KRW	1,850,000,000	1,943,003
5.25%, 9/10/2015	KRW	1,890,000,000	1,874,000
5.50%, 12/10/2029	KRW	280,000,000	336,387
5.75%, 9/10/2018	KRW	2,060,000,000	2,195,827

			18,852,983

THAILAND — 4.6%
Thailand Government Bond:
2.80%, 10/10/2017	THB	20,900,000	673,308
3.13%, 12/11/2015	THB	22,550,000	740,406
3.25%, 6/16/2017	THB	11,600,000	381,533
3.45%, 3/8/2019	THB	19,500,000	643,937
3.58%, 12/17/2027	THB	7,300,000	231,160
3.63%, 5/22/2015	THB	14,100,000	468,140
3.63%, 6/16/2023	THB	7,000,000	230,277
3.65%, 12/17/2021	THB	19,200,000	636,873
3.65%, 6/20/2031	THB	8,000,000	248,554
3.78%, 6/25/2032	THB	2,000,000	62,683
3.80%, 6/14/2041	THB	15,000,000	450,402
3.85%, 12/12/2025	THB	7,000,000	231,712
3.88%, 6/13/2019	THB	1,000,000	33,791
4.13%, 11/18/2016	THB	8,000,000	271,711
4.75%, 12/20/2024	THB	7,000,000	252,864
5.13%, 3/13/2018	THB	2,500,000	89,313
5.25%, 5/12/2014	THB	19,800,000	667,941
5.40%, 7/27/2016	THB	1,100,000	38,830
5.67%, 3/13/2028	THB	1,700,000	66,907
5.85%, 3/31/2021	THB	11,700,000	448,850

			6,869,192

TURKEY — 4.5%
Turkey Government Bond:
7.50%, 9/24/2014	TRY	1,650,000	945,558
8.50%, 9/14/2022	TRY	200,000	127,472
9.00%, 3/5/2014	TRY	1,100,000	636,382
9.00%, 1/27/2016	TRY	1,860,000	1,123,483
9.00%, 3/8/2017	TRY	700,000	429,876
9.50%, 1/12/2022	TRY	1,300,000	873,368
10.00%, 12/4/2013	TRY	2,970,000	1,721,392
10.50%, 1/15/2020	TRY	1,380,000	945,749

			6,803,280

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $145,714,010)			150,581,666

	Shares
SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.17% (b)(c)(d) (Cost $370,836)		370,836	370,836

TOTAL INVESTMENTS — 100.3% (e)
(Cost $146,084,846)			150,952,502
OTHER ASSETS & LIABILITIES — (0.3)%			(497,332)

NET ASSETS — 100.0%			$150,455,170

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs. (Note 2)
(e)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

At December 31, 2012, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		December 31, 2012	for U.S. $	(Depreciation)	Counterparty

1/9/2013	584,000	BRL	$285,007	$275,603	$9,404	UBS AG London
1/9/2013	1,040,000	EGP	162,959	168,462	(5,503)	UBS AG London

					$3,901

Forward Foreign Currency Contracts to Sell:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		December 31, 2012	for U.S. $	(Depreciation)	Counterparty

1/8/2013	170,000	BRL	$82,975	$80,132	$(2,843)	UBS AG London
1/8/2013	670,000	EGP	105,031	107,717	2,686	UBS AG London

					$(157)

					$3,744

BRL — Brazilian Real
CLP — Chilean Peso
COP — Colombian Peso
CZK — Czech Koruna
EGP — Egyptian Pound
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
PEN — Peruvian Nuevo Sol
PHP — Philippine Peso
PLN — Polish Zloty
RUB — Russian Ruble
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.8%
AEROSPACE & DEFENSE — 2.0%
Aviation Capital Group Corp. 6.75%, 4/6/2021 (a)	$10,055,000	$10,393,854
BE Aerospace, Inc. 5.25%, 4/1/2022 (b)	62,765,000	66,530,900
Bombardier, Inc. 7.75%, 3/15/2020 (a)	39,744,000	45,109,440
Kratos Defense & Security Solutions, Inc. 10.00%, 6/1/2017	34,217,000	37,553,157
Silver II Borrower/Silver II US Holdings LLC 7.75%, 12/15/2020 (a)	5,091,000	5,269,185
TransDigm, Inc. 7.75%, 12/15/2018	77,623,000	85,870,444

		250,726,980

AIRLINES — 0.5%
Air Canada 9.25%, 8/1/2015 (a)	24,680,000	25,790,600
Continental Airlines, Inc. 6.75%, 9/15/2015 (b)(a)	39,735,000	41,721,750

		67,512,350

AUTO COMPONENTS — 0.6%
Exide Technologies 8.63%, 2/1/2018	30,357,000	25,727,558
The Goodyear Tire & Rubber Co. 8.25%, 8/15/2020	46,792,000	51,354,220

		77,081,778

AUTOMOBILES — 0.9%
Chrysler Group LLC/CG, Inc. 8.25%, 6/15/2021	80,695,000	88,764,500
Navistar International Corp. 8.25%, 11/1/2021	18,661,000	18,007,865

		106,772,365

BEVERAGES — 0.2%
Constellation Brands, Inc. 4.63%, 3/1/2023	29,787,000	31,127,415

BUILDING PRODUCTS — 1.3%
Associated Materials LLC 9.13%, 11/1/2017	32,570,000	33,058,550
Building Materials Corp. of America 6.75%, 5/1/2021 (a)	48,920,000	54,056,600
Ply Gem Industries, Inc. 8.25%, 2/15/2018	38,525,000	41,607,000
Texas Industries, Inc. 9.25%, 8/15/2020	31,957,000	34,273,883

		162,996,033

CAPITAL MARKETS — 0.9%
E*TRADE Financial Corp.:
6.00%, 11/15/2017	13,690,000	13,998,025
6.38%, 11/15/2019	30,900,000	31,672,500
Offshore Group Investments, Ltd. 11.50%, 8/1/2015	31,077,000	33,873,930
PBF Holding Co. LLC/PBF Finance Corp. 8.25%, 2/15/2020 (a)	29,690,000	31,990,975

		111,535,430

CHEMICALS — 3.2%
Celanese US Holdings LLC:
4.63%, 11/15/2022	13,400,000	14,036,500
6.63%, 10/15/2018 (b)	16,606,000	18,266,600
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018	48,035,000	49,355,962
Ineos Finance PLC 8.38%, 2/15/2019 (a)	43,000,000	46,332,500
LyondellBasell Industries NV:
5.00%, 4/15/2019	97,027,000	107,214,835
5.75%, 4/15/2024	3,000,000	3,525,000
6.00%, 11/15/2021	2,000,000	2,345,000
Momentive Performance Materials, Inc.:
8.88%, 10/15/2020 (a)	28,400,000	28,684,000
9.00%, 1/15/2021	14,800,000	10,804,000
PQ Corp. 8.75%, 5/1/2018 (a)	20,300,000	21,315,000
Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	37,636,000	38,953,260
Sawgrass Merger Sub, Inc. 8.75%, 12/15/2020 (a)	15,400,000	15,515,500
Tronox Finance LLC 6.38%, 8/15/2020 (a)	42,898,000	43,326,980

		399,675,137

COMMERCIAL BANKS — 1.1%
CIT Group, Inc.:
4.25%, 8/15/2017	38,662,000	39,811,885
5.50%, 2/15/2019 (a)	46,000,000	50,140,000
Royal Bank of Scotland Group PLC 6.13%, 12/15/2022	44,469,000	46,936,229

		136,888,114

COMMERCIAL SERVICES — 0.4%
Ceridian Corp.:
8.88%, 7/15/2019 (a)	35,435,000	38,446,975
11.25%, 11/15/2015	6,370,000	6,370,000

		44,816,975

COMMERCIAL SERVICES & SUPPLIES — 2.9%
ARAMARK Holdings Corp. PIK 8.63%, 5/1/2016 (a)	25,857,000	26,471,362
Clean Harbors, Inc.:
5.13%, 6/1/2021 (a)	3,734,000	3,864,690
5.25%, 8/1/2020	32,530,000	33,912,525
Interactive Data Corp. 10.25%, 8/1/2018	35,855,000	40,157,600
Iron Mountain, Inc. 5.75%, 8/15/2024	45,624,000	46,194,300
Laureate Education, Inc. 9.25%, 9/1/2019 (a)	25,637,000	26,790,665
RR Donnelley & Sons Co. 7.25%, 5/15/2018	28,825,000	27,816,125

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

ServiceMaster Co.:
7.00%, 8/15/2020 (a)	$30,693,000	$30,769,733
8.00%, 2/15/2020	6,000,000	6,255,000
The Hertz Corp.:
6.75%, 4/15/2019	45,825,000	50,006,531
7.50%, 10/15/2018	500,000	552,500
UR Financing Escrow Corp. 7.63%, 4/15/2022 (a)	63,935,000	71,447,363

		364,238,394

COMPUTERS & PERIPHERALS — 2.1%
Fidelity National Information Services, Inc.:
5.00%, 3/15/2022	17,225,000	18,473,813
7.63%, 7/15/2017	21,500,000	23,381,250
iGate Corp. 9.00%, 5/1/2016	38,932,000	42,192,555
Infor US, Inc. 9.38%, 4/1/2019	45,628,000	51,217,430
NCR Corp.:
4.63%, 2/15/2021 (a)	5,273,000	5,273,000
5.00%, 7/15/2022 (a)	26,389,000	26,817,821
Seagate HDD Cayman 7.75%, 12/15/2018	36,017,000	39,573,679
SunGard Data Systems, Inc.:
6.63%, 11/1/2019 (a)	26,400,000	26,994,000
7.38%, 11/15/2018	25,818,000	27,657,532

		261,581,080

CONSTRUCTION MATERIALS — 0.2%
Vulcan Materials Co. 7.50%, 6/15/2021 (b)	25,097,000	28,610,580

CONTAINERS & PACKAGING — 1.4%
Ardagh Packaging Finance PLC:
7.38%, 10/15/2017 (a)	2,000,000	2,175,000
9.13%, 10/15/2020 (a)(b)	18,672,000	20,352,480
Ball Corp.:
5.00%, 3/15/2022	38,655,000	41,360,850
5.75%, 5/15/2021	60,000	64,950
6.75%, 9/15/2020	2,620,000	2,888,550
Berry Plastics Corp. 9.75%, 1/15/2021	37,500,000	43,218,750
Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, 2/1/2021	29,993,000	32,879,826
Sealed Air Corp. 8.38%, 9/15/2021 (a)	33,332,000	38,081,810

		181,022,216

DISTRIBUTORS — 0.8%
HD Supply, Inc. 8.13%, 4/15/2019 (a)	61,069,000	69,618,660
VWR Funding, Inc. 7.25%, 9/15/2017 (a)	27,850,000	29,242,500

		98,861,160

DIVERSIFIED CONSUMER SERVICES — 1.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/2020 (a)	100,868,000	104,146,210
9.88%, 8/15/2019	32,000,000	34,240,000

		138,386,210

DIVERSIFIED FINANCIAL SERVICES — 4.7%
Aircastle, Ltd. 6.25%, 12/1/2019 (a)	6,545,000	6,823,163
Ally Financial, Inc. 8.30%, 2/12/2015	95,968,000	106,884,360
Capital One Capital V 10.25%, 8/15/2039	34,016,000	34,016,000
Capital One Capital VI 8.88%, 5/15/2040	11,900,000	11,900,000
CEVA Group PLC 8.38%, 12/1/2017 (a)	38,250,000	37,676,250
CNH Capital LLC 3.88%, 11/1/2015 (a)	8,050,000	8,301,563
General Motors Financial Co., Inc. 4.75%, 8/15/2017 (a)	48,276,000	50,761,731
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8.00%, 1/15/2018	105,143,000	112,897,296
International Lease Finance Corp. 8.75%, 3/15/2017	72,117,000	83,295,135
Nuveen Investments, Inc.:
9.13%, 10/15/2017 (a)	14,500,000	14,246,250
9.50%, 10/15/2020 (a)	32,543,000	32,380,285
TransUnion LLC/TransUnion Financing Corp. 11.38%, 6/15/2018	32,308,000	37,638,820
UPCB Finance III, Ltd. 6.63%, 7/1/2020 (a)	46,570,000	49,888,112

		586,708,965

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.0%
Cricket Communications, Inc. 7.75%, 10/15/2020	78,975,000	80,554,500
Frontier Communications Corp. 8.50%, 4/15/2020	52,985,000	60,932,750
Hughes Satellite Systems Corp. 6.50%, 6/15/2019	52,402,000	57,773,205
Inmarsat Finance PLC 7.38%, 12/1/2017 (a)	21,525,000	23,139,375
Intelsat Jackson Holdings SA 7.25%, 4/1/2019	72,436,000	77,868,700
Level 3 Financing, Inc. 8.13%, 7/1/2019	58,085,000	63,312,650
SBA Telecommunications, Inc. 5.75%, 7/15/2020 (a)	38,591,000	41,002,937
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (a)	42,051,000	44,153,550
Virgin Media Finance PLC:
4.88%, 2/15/2022	23,730,000	24,263,925
5.25%, 2/15/2022	1,000,000	1,060,000
8.38%, 10/15/2019	19,201,000	21,793,135
West Corp. 7.88%, 1/15/2019	30,865,000	31,945,275
Wind Acquisition Finance SA 7.25%, 2/15/2018 (a)	62,300,000	63,078,750
Windstream Corp.:
7.75%, 10/15/2020	2,500,000	2,700,000

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

7.88%, 11/1/2017	$30,345,000	$34,138,125

		627,716,877

ELECTRIC UTILITIES — 3.1%
Calpine Corp. 7.50%, 2/15/2021 (a)	83,939,000	92,752,595
EDP Finance BV 4.90%, 10/1/2019 (a)	18,398,000	18,228,462
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, 12/1/2020	103,092,000	116,236,230
GenOn Energy, Inc. 9.50%, 10/15/2018	32,570,000	38,432,600
NRG Energy, Inc.:
7.63%, 1/15/2018	27,000,000	29,970,000
7.88%, 5/15/2021	29,750,000	33,022,500
The AES Corp. 7.38%, 7/1/2021	48,274,000	53,584,140

		382,226,527

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
313 Group, Inc. 6.38%, 12/1/2019 (a)	28,375,000	28,126,719
Belden, Inc. 5.50%, 9/1/2022 (a)	30,723,000	31,567,882
CDW LLC/CDW Finance Corp. 8.50%, 4/1/2019	63,694,000	68,948,755
General Cable Corp. 5.75%, 10/1/2022 (b)(a)	17,175,000	17,776,125
NXP BV/NXP Funding LLC, Series 1 9.75%, 8/1/2018 (a)	10,421,000	12,075,334

		158,494,815

ENGINEERING & CONSTRUCTION — 0.2%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)	30,855,000	29,003,700

FOOD PRODUCTS — 1.8%
Del Monte Corp. 7.63%, 2/15/2019	62,755,000	65,422,087
Harbinger Group, Inc. 7.88%, 7/15/2019 (a)	18,080,000	17,921,800
JBS USA LLC/JBS USA Finance, Inc. 8.25%, 2/1/2020 (a)	33,800,000	35,828,000
Post Holdings, Inc. 7.38%, 2/15/2022 (a)	36,500,000	39,990,313
Smithfield Foods, Inc. 6.63%, 8/15/2022	47,874,000	52,900,770
US Foods, Inc. 8.50%, 6/30/2019 (a)	16,030,000	16,350,600

		228,413,570

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Biomet, Inc. 6.50%, 8/1/2020 (a)	74,815,000	79,490,937
Hologic, Inc. 6.25%, 8/1/2020 (a)	49,028,000	52,827,670
Kinetic Concepts, Inc. 10.50%, 11/1/2018 (a)	82,860,000	86,899,425

		219,218,032

HEALTH CARE PROVIDERS & SERVICES — 5.5%
Apria Healthcare Group, Inc. 11.25%, 11/1/2014	28,875,000	29,849,531
CHS/Community Health Systems, Inc. 8.00%, 11/15/2019	98,385,000	106,501,762
DaVita HealthCare Partners, Inc. 6.38%, 11/1/2018	4,560,000	4,890,600
DaVita, Inc.:
5.75%, 8/15/2022	57,992,000	61,109,070
6.63%, 11/1/2020	5,072,000	5,515,800
Emergency Medical Services Corp. 8.13%, 6/1/2019	45,517,000	49,983,356
Fresenius Medical Care US Finance II, Inc. 5.63%, 7/31/2019 (a)	29,273,000	31,431,884
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/2021 (a)	11,996,000	12,835,720
HCA, Inc. 6.50%, 2/15/2020	144,251,000	162,282,375
Health Management Association, Inc. 7.38%, 1/15/2020	42,755,000	46,175,400
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019	42,050,000	39,737,250
Multiplan, Inc. 9.88%, 9/1/2018 (a)	26,656,000	29,721,440
Tenet Healthcare Corp. 6.25%, 11/1/2018	43,255,000	47,472,363
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. Series 1 8.00%, 2/1/2018	56,820,000	58,808,700

		686,315,251

HOTELS, RESTAURANTS & LEISURE — 3.2%
Ameristar Casinos, Inc. 7.50%, 4/15/2021	33,764,000	36,591,735
Burger King Corp. 9.88%, 10/15/2018	39,363,000	45,070,635
Caesars Entertainment Operating Co., Inc.:
8.50%, 2/15/2020	30,000,000	29,775,000
11.25%, 6/1/2017	50,493,000	54,090,626
CityCenter Holdings LLC/CityCenter Finance Corp. 7.63%, 1/15/2016	44,095,000	47,181,650
MCE Finance, Ltd. 10.25%, 5/15/2018	12,601,000	14,333,638
MGM Resorts International:
6.63%, 12/15/2021	31,011,000	31,011,000
7.75%, 3/15/2022	23,400,000	25,038,000
Six Flags Entertainment Corp. 5.25%, 1/15/2021 (a)(b)	17,889,000	17,889,000

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Studio City Finance, Ltd. 8.50%, 12/1/2020 (a)	$22,903,000	$23,947,949
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Series 1 7.75%, 8/15/2020	66,005,000	75,245,700

		400,174,933

HOUSEHOLD DURABLES — 0.8%
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 (a)	13,160,000	13,489,000
Shea Homes LP/Shea Homes Funding Corp. 8.63%, 5/15/2019	36,244,000	40,049,620
Spectrum Brands Holdings, Inc. 9.50%, 6/15/2018	35,568,000	40,369,680

		93,908,300

INDUSTRIAL CONGLOMERATES — 0.5%
RBS Global, Inc./Rexnord LLC 8.50%, 5/1/2018	54,940,000	59,541,225

INSURANCE — 0.4%
Hub International, Ltd. 8.13%, 10/15/2018 (a)	24,310,000	24,917,750
Onex USI Aquisition Corp. 7.75%, 1/15/2021 (a)	22,333,000	21,998,005

		46,915,755

INTERNET SOFTWARE & SERVICES — 0.9%
CyrusOne LP/CyrusOne Finance Corp. 6.38%, 11/15/2022 (a)	8,500,000	8,861,250
Equinix, Inc.:
7.00%, 7/15/2021	2,200,000	2,442,000
8.13%, 3/1/2018	36,828,000	40,602,870
IAC/InterActiveCorp 4.75%, 12/15/2022 (a)	18,231,000	18,139,845
Zayo Group LLC/Zayo Capital, Inc. 8.13%, 1/1/2020	36,032,000	40,085,600

		110,131,565

IT SERVICES — 1.7%
First Data Corp. 12.63%, 1/15/2021	144,442,000	152,025,205
GXS Worldwide, Inc. 9.75%, 6/15/2015	34,885,000	36,367,613
Lender Processing Services, Inc. 5.75%, 4/15/2023	20,700,000	21,476,250

		209,869,068

LEISURE EQUIPMENT & PRODUCTS — 0.4%
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	18,862,000	19,946,565
Sabre, Inc. 8.50%, 5/15/2019 (a)	28,000,000	29,820,000

		49,766,565

MACHINERY — 1.4%
Case New Holland, Inc. 7.88%, 12/1/2017	62,387,000	73,772,627
Huntington Ingalls Industries, Inc. 7.13%, 3/15/2021	26,281,000	28,580,587
SPX Corp. 6.88%, 9/1/2017	29,669,000	33,080,935
Terex Corp. 6.00%, 5/15/2021	21,209,000	22,322,473
The Manitowoc Co, Inc. 8.50%, 11/1/2020	20,545,000	23,061,763

		180,818,385

MEDIA — 7.9%
AMC Entertainment, Inc.:
8.75%, 6/1/2019	225,000	249,188
9.75%, 12/1/2020	27,053,000	31,246,215
AMC Networks, Inc.:
4.75%, 12/15/2022	15,912,000	15,991,560
7.75%, 7/15/2021	27,286,000	31,242,470
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 2/15/2023	20,500,000	20,448,750
5.25%, 9/30/2022	4,000,000	4,050,000
6.50%, 4/30/2021	72,271,000	77,962,341
Cengage Learning Acquisitions, Inc. 11.50%, 4/15/2020 (a)	32,700,000	28,203,750
Cequel Communications Holdings I LLC and Cequel Capital Corp.:
6.38%, 9/15/2020 (a)	25,767,000	26,829,889
8.63%, 11/15/2017 (a)	22,277,000	23,836,390
Clear Channel Communications, Inc.:
9.00%, 12/15/2019 (a)	13,500,000	12,352,500
9.00%, 3/1/2021	82,825,000	73,921,312
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/2022 (a)	2,614,000	2,685,885
6.50%, 11/15/2022 (a)	11,607,000	12,042,263
CSC Holdings LLC 6.75%, 11/15/2021 (a)	48,285,000	53,535,994
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019	25,295,000	24,852,337
DISH DBS Corp.:
5.00%, 3/15/2023 (a)	24,988,000	24,988,000
6.75%, 6/1/2021	96,434,000	109,934,760
inVentiv Health, Inc. 9.00%, 1/15/2018 (a)(b)	8,020,000	8,100,200
Nara Cable Funding, Ltd. 8.88%, 12/1/2018 (a)	49,110,000	49,969,425
Nielsen Finance LLC/Nielsen Finance Co. 7.75%, 10/15/2018	52,509,000	58,678,807
Quebecor Media, Inc. 5.75%, 1/15/2023 (a)	7,750,000	8,166,563
Sirius XM Radio, Inc. 8.75%, 4/1/2015 (a)	40,345,000	45,690,712
The Mcclatchy Co. 9.00%, 12/15/2022 (a)	21,298,000	21,750,583
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.50%, 1/15/2023 (a)(b)	18,009,000	18,594,293

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Univision Communications, Inc.:
6.75%, 9/15/2022 (a)	$30,000,000	$30,975,000
6.88%, 5/15/2019 (a)	28,000,000	29,120,000
Videotron, Ltd. 5.00%, 7/15/2022	30,647,000	32,141,041
Visant Corp. 10.00%, 10/1/2017	34,888,000	31,311,980
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019 (a)	34,593,000	36,755,062
WMG Acquisition Corp.:
6.00%, 1/15/2021 (a)	2,000,000	2,110,000
11.50%, 10/1/2018	30,800,000	35,574,000

		983,311,270

METALS & MINING — 4.2%
ArcelorMittal:
6.00%, 3/1/2021	46,000,000	45,868,118
10.35%, 6/1/2019	32,750,000	39,279,400
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	5,610,000	5,708,175
FMG Resources August 2006 Pty, Ltd. 7.00%, 11/1/2015 (a)	98,905,000	103,850,250
IAMGOLD Corp. 6.75%, 10/1/2020 (a)	20,250,000	19,743,750
Inmet Mining Corp.:
7.50%, 6/1/2021 (a)	6,408,000	6,648,300
8.75%, 6/1/2020 (a)	72,993,000	79,744,853
JMC Steel Group 8.25%, 3/15/2018 (a)	44,468,000	46,469,060
Molycorp, Inc. 10.00%, 6/1/2020 (a)	30,800,000	28,644,000
Novelis, Inc. 8.75%, 12/15/2020	66,343,000	73,972,445
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017 (a)(b)	23,925,000	24,403,500
Schaeffler Finance BV 7.75%, 2/15/2017 (b)(a)	25,641,000	28,461,510
United States Steel Corp. 7.38%, 4/1/2020	23,118,000	24,678,465

		527,471,826

MULTILINE RETAIL — 0.3%
Sears Holdings Corp. 6.63%, 10/15/2018	48,220,000	43,880,200

OIL, GAS & CONSUMABLE FUELS — 17.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.88%, 5/15/2023	34,390,000	34,905,850
Alpha Natural Resources, Inc. 6.00%, 6/1/2019	40,614,000	37,364,880
Arch Coal, Inc. 7.25%, 6/15/2021	48,836,000	45,051,210
Berry Petroleum Co. 6.38%, 9/15/2022	22,552,000	23,454,080
Carrizo Oil & Gas, Inc. 8.63%, 10/15/2018	25,358,000	27,386,640
Chesapeake Energy Corp.:
6.13%, 7/15/2022	31,532,000	33,975,730
6.63%, 8/15/2020	25,551,000	27,403,448
6.78%, 3/15/2019	37,550,000	37,596,938
Cie Generale de Geophysique — Veritas 6.50%, 6/1/2021	29,875,000	31,966,250
Cimarex Energy Co. 5.88%, 5/1/2022	34,194,000	37,442,430
Concho Resources, Inc.:
5.50%, 4/1/2023	22,800,000	23,883,000
7.00%, 1/15/2021 (b)	10,391,000	11,585,965
Consol Energy, Inc. 8.00%, 4/1/2017	71,701,000	77,616,332
Continental Resources, Inc. 5.00%, 9/15/2022	54,550,000	58,777,625
Crosstex Energy LP/Crosstex Energy Finance Corp. 8.88%, 2/15/2018	34,993,000	37,792,440
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022 (a)(b)	19,400,000	19,303,000
Denbury Resources, Inc. 8.25%, 2/15/2020	48,043,000	54,048,375
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a)	27,129,000	26,993,355
Energy Transfer Equity LP 7.50%, 10/15/2020	85,248,000	98,461,440
Energy XXI Gulf Coast, Inc. 9.25%, 12/15/2017	38,260,000	43,712,050
EP Energy LLC/EP Energy Finance, Inc. 9.38%, 5/1/2020	91,450,000	103,109,875
EXCO Resources, Inc. 7.50%, 9/15/2018	33,675,000	32,664,750
Expro Finance Luxembourg SCA 8.50%, 12/15/2016 (a)	31,872,000	33,306,240
Foresight Energy LLC/Foresight Energy Corp. 9.63%, 8/15/2017 (a)(b)	15,660,000	16,756,200
Halcon Resources Corp. 9.75%, 7/15/2020 (a)	42,553,000	45,957,240
Inergy Midstream LP/NRGM Finance Corp. 6.00%, 12/15/2020 (a)(b)	1,840,000	1,899,800
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	36,251,000	39,845,033
Kodiak Oil & Gas Corp. 8.13%, 12/1/2019	38,728,000	42,697,620
Linn Energy LLC/Linn Energy Finance Corp. 6.25%, 11/1/2019 (a)	86,910,000	87,344,550
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
5.50%, 2/15/2023 (b)	39,476,000	42,831,460
6.25%, 6/15/2022	460,000	501,400
MEG Energy Corp.:
6.38%, 1/30/2023 (a)	38,458,000	40,092,465

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

6.50%, 3/15/2021 (a)	$10,500,000	$11,051,250
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC 10.75%, 10/1/2020 (a)	24,795,000	26,344,688
Murray Energy Corp. 10.25%, 10/15/2015 (a)	14,990,000	14,540,300
Newfield Exploration Co.:
5.63%, 7/1/2024	34,500,000	37,260,000
5.75%, 1/30/2022	12,776,000	14,053,600
Offshore Group Investment, Ltd. 7.50%, 11/1/2019 (a)	28,640,000	28,926,400
Oil States International, Inc. 6.50%, 6/1/2019	27,635,000	29,431,275
Peabody Energy Corp. 6.00%, 11/15/2018	71,535,000	76,005,937
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II 8.38%, 6/1/2020 (b)(a)	23,270,000	25,073,425
PetroBakken Energy, Ltd. 8.63%, 2/1/2020 (b)(a)	45,325,000	46,004,875
Plains Exploration & Production Co.:
6.75%, 2/1/2022	38,945,000	43,715,762
6.88%, 2/15/2023	25,000,000	28,562,500
Precision Drilling Corp. 6.63%, 11/15/2020	30,272,000	32,542,400
QEP Resources, Inc.:
5.25%, 5/1/2023	5,728,000	6,128,960
6.88%, 3/1/2021	20,522,000	23,651,605
Range Resources Corp. 5.00%, 8/15/2022	32,518,000	33,981,310
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.50%, 4/15/2023 (b)	12,000,000	12,810,000
6.88%, 12/1/2018 (b)	19,719,000	21,493,710
Rockies Express Pipeline LLC 5.63%, 4/15/2020 (a)	33,750,000	33,159,375
Samson Investment Co. 9.75%, 2/15/2020 (a)	104,550,000	110,561,625
SandRidge Energy, Inc. 7.50%, 3/15/2021	45,825,000	49,032,750
SESI LLC 7.13%, 12/15/2021	38,292,000	42,599,850
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.25%, 5/1/2023 (a)	16,966,000	17,559,810
W&T Offshore, Inc. 8.50%, 6/15/2019	29,889,000	32,130,675
Walter Energy, Inc. 9.88%, 12/15/2020 (a)(b)	5,795,000	6,461,425
WPX Energy, Inc. 6.00%, 1/15/2022	54,102,000	58,294,905

		2,137,106,083

PHARMACEUTICALS — 2.4%
ConvaTec Healthcare E SA 10.50%, 12/15/2018 (a)	39,630,000	43,692,075
Elan Finance PLC/Elan Finance Corp. 6.25%, 10/15/2019 (a)	15,500,000	16,197,500
Grifols, Inc. 8.25%, 2/1/2018	53,031,000	58,400,389
NBTY, Inc. 9.00%, 10/1/2018	33,050,000	37,346,500
Valeant Pharmaceuticals International:
6.50%, 7/15/2016 (a)	3,125,000	3,285,156
6.88%, 12/1/2018 (a)	39,712,000	42,789,680
VPI Escrow Corp. 6.38%, 10/15/2020 (a)	45,480,000	48,777,300
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Series 1 7.75%, 9/15/2018	51,260,000	54,591,900

		305,080,500

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Evergrande Real Estate Group, Ltd. 13.00%, 1/27/2015 (a)	59,525,000	64,584,625
Felcor Lodging LP 5.63%, 3/1/2023 (a)	4,476,000	4,453,620
The Rouse Co. LP 6.75%, 11/9/2015	27,581,000	28,925,574

		97,963,819

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.5%
Agile Property Holdings, Ltd. 8.88%, 4/28/2017 (a)	31,125,000	33,459,375
Country Garden Holdings Co. 11.13%, 2/23/2018 (a)	33,072,000	38,198,160
Kaisa Group Holdings, Ltd. 13.50%, 4/28/2015 (a)	26,690,000	28,958,650
Longfor Properties Co., Ltd. 9.50%, 4/7/2016 (a)	28,250,000	31,145,625
Realogy Corp., Series 1 7.88%, 2/15/2019 (a)	35,115,000	38,275,350
Renhe Commercial Holdings Co., Ltd. 13.00%, 3/10/2016 (a)	25,106,000	18,327,380

		188,364,540

ROAD & RAIL — 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.25%, 1/15/2019	22,010,000	24,321,050
CHC Helicopter SA 9.25%, 10/15/2020	55,000,000	57,887,500

		82,208,550

SEMICONDUCTORS — 1.0%
Freescale Semiconductor, Inc. Series 1 9.25%, 4/15/2018 (a)	66,431,000	72,575,868
Sensata Technologies BV 6.50%, 5/15/2019 (b)(a)	23,740,000	25,283,100
STATS ChipPAC, Ltd. 7.50%, 8/12/2015 (a)	28,885,000	30,762,525

		128,621,493

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

SOFTWARE — 0.7%
Audatex North America, Inc. 6.75%, 6/15/2018 (a)	$40,755,000	$43,607,850
IMS Health, Inc. 6.00%, 11/1/2020 (a)	3,000,000	3,142,500
Nuance Communications, Inc. 5.38%, 8/15/2020 (a)	44,488,000	46,489,960

		93,240,310

SPECIALTY RETAIL — 3.6%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75%, 5/20/2020	1,000,000	1,097,500
7.00%, 5/20/2022	43,435,000	48,321,437
Best Buy Co., Inc. 5.50%, 3/15/2021	31,129,000	26,381,828
Claire’s Stores, Inc. 9.00%, 3/15/2019 (a)	36,250,000	38,878,125
DineEquity, Inc. 9.50%, 10/30/2018	35,936,000	40,832,280
Ltd Brands, Inc. 6.63%, 4/1/2021	48,073,000	55,043,585
Michaels Stores, Inc. 7.75%, 11/1/2018	32,865,000	36,069,337
Party City Holdings, Inc. 8.88%, 8/1/2020 (a)	30,719,000	32,946,128
Phillips-Van Heusen Corp. 7.38%, 5/15/2020	23,549,000	26,404,316
Rite Aid Corp. 9.25%, 3/15/2020	41,396,000	44,086,740
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/1/2022	29,950,000	32,495,750
6.88%, 11/15/2019	21,142,000	23,361,910
Serta Simmons Holdings LLC 8.13%, 10/1/2020 (a)	21,160,000	21,160,000
Toys R Us Property Co. II LLC 8.50%, 12/1/2017	24,200,000	25,652,000

		452,730,936

STORAGE/WAREHOUSING — 0.3%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (a)	32,500,000	33,637,500
10.75%, 10/15/2019 (a)	7,404,000	7,292,940

		40,930,440

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Hanesbrands, Inc. 6.38%, 12/15/2020	41,979,000	46,176,900
PVH Corp. 4.50%, 12/15/2022	13,233,000	13,365,330

		59,542,230

TOBACCO — 0.3%
Alliance One International, Inc. 10.00%, 7/15/2016	30,492,000	32,092,830

TRADING COMPANIES & DISTRIBUTORS — 0.0% (c)
United Rentals North America, Inc.:
5.75%, 7/15/2018 (a)	1,000,000	1,077,500
8.38%, 9/15/2020	120,000	132,900

		1,210,400

WIRELESS TELECOMMUNICATION SERVICES — 4.2%
Avaya, Inc. 7.00%, 4/1/2019 (a)	50,633,000	47,341,855
Cincinnati Bell, Inc.:
8.38%, 10/15/2020	37,150,000	40,214,875
8.75%, 3/15/2018	500,000	516,250
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/2015 (a)	50,760,000	54,567,000
CommScope, Inc. 8.25%, 1/15/2019 (a)	72,295,000	79,163,025
Crown Castle International Corp.:
5.25%, 1/15/2023 (a)	52,400,000	56,068,000
7.13%, 11/1/2019	3,105,000	3,431,025
MetroPCS Wireless, Inc. 7.88%, 9/1/2018	49,225,000	53,286,062
Sprint Nextel Corp.:
6.00%, 11/15/2022	21,300,000	21,885,750
9.00%, 11/15/2018 (a)	137,285,000	169,546,975

		526,020,817

TOTAL CORPORATE BONDS & NOTES —
(Cost $11,815,780,104)		12,230,831,994

	Shares
SHORT TERM INVESTMENT — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)(f) (Cost $89,849,182)	89,849,182	89,849,182

TOTAL INVESTMENTS — 98.5% (g)
(Cost $11,905,629,286)		12,320,681,176
OTHER ASSETS & LIABILITIES — 1.5%		181,604,327

NET ASSETS — 100.0%		$12,502,285,503

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 37.5% of net assets as of December 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (Note 2)
(g)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PIK = Payment in Kind
PLC = Public Limited Company
SCA = Societe en Commandite par Actions
ULC = Unlimited Liability Corporation

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 96.8%
AEROSPACE & DEFENSE — 0.7%
GeoEye, Inc. 9.63%, 10/1/2015	$1,000,000	$1,105,000
Kratos Defense & Security Solutions, Inc. 10.00%, 6/1/2017	1,750,000	1,920,625
Sequa Corp. 7.00%, 12/15/2017 (a)	1,187,500	1,194,922

		4,220,547

AIRLINES — 0.9%
Air Canada 9.25%, 8/1/2015 (a)	1,750,000	1,828,750
Continental Airlines, Inc. 6.75%, 9/15/2015 (a)(b)	2,500,000	2,625,000
United Air Lines, Inc. 9.88%, 8/1/2013 (a)	1,224,000	1,230,885

		5,684,635

AUTO COMPONENTS — 0.6%
Affinia Group, Inc. 9.00%, 11/30/2014	750,000	750,000
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc. 10.63%, 9/1/2017 (a)	1,158,000	1,268,010
TRW Automotive, Inc.:
7.00%, 3/15/2014 (a)(b)	500,000	527,500
7.25%, 3/15/2017 (a)(b)	1,000,000	1,151,250

		3,696,760

AUTOMOBILES — 0.1%
Hyva Global BV 8.63%, 3/24/2016 (a)	950,000	902,500

BEVERAGES — 1.0%
CEDC Finance Corp. International, Inc. 9.13%, 12/1/2016 (a)	750,000	450,000
Constellation Brands, Inc.:
7.25%, 5/15/2017	3,250,000	3,826,875
8.38%, 12/15/2014	1,880,000	2,100,900

		6,377,775

BUILDING PRODUCTS — 3.1%
Ainsworth Lumber Co., Ltd. 7.50%, 12/15/2017 (a)	900,000	942,750
Associated Materials LLC 9.13%, 11/1/2017	2,000,000	2,030,000
China Shanshui Cement Group, Ltd.:
8.50%, 5/25/2016 (a)(b)	750,000	806,250
10.50%, 4/27/2017 (a)	1,000,000	1,145,000
Euramax International, Inc. 9.50%, 4/1/2016	900,000	839,250
Hanson Australia Funding, Ltd. 5.25%, 3/15/2013	1,750,000	1,769,250
Hanson PLC 6.13%, 8/15/2016	650,000	713,375
Jeld-Wen Escrow Corp. 12.25%, 10/15/2017 (a)	1,000,000	1,155,000
Lafarge SA:
6.20%, 7/9/2015 (a)	1,500,000	1,620,000
6.50%, 7/15/2016	2,276,000	2,543,430
Masco Corp.:
4.80%, 6/15/2015	1,250,000	1,309,356
6.13%, 10/3/2016	2,566,000	2,834,255
USG Corp. 6.30%, 11/15/2016	1,775,000	1,837,125

		19,545,041

CAPITAL MARKETS — 1.0%
E*TRADE Financial Corp.:
6.00%, 11/15/2017	1,400,000	1,431,500
6.75%, 6/1/2016	1,000,000	1,052,500
Offshore Group Investments, Ltd. 11.50%, 8/1/2015	3,464,000	3,775,760

		6,259,760

CHEMICALS — 1.4%
Georgia Gulf Corp. 9.00%, 1/15/2017 (a)	950,000	1,056,875
Ineos Finance PLC 9.00%, 5/15/2015 (a)	1,435,000	1,524,687
Ineos Group Holdings, Ltd. 8.50%, 2/15/2016 (a)	2,000,000	1,990,000
MacDermid, Inc. 9.50%, 4/15/2017 (a)	1,250,000	1,301,563
Momentive Performance Materials, Inc. 11.50%, 12/1/2016	1,000,000	585,000
Perstorp Holding AB 8.75%, 5/15/2017 (a)	1,000,000	1,030,000
PQ Corp. 8.75%, 5/1/2018 (a)	1,000,000	1,050,000

		8,538,125

COMMERCIAL BANKS — 3.4%
CIT Group, Inc.:
4.25%, 8/15/2017	2,788,000	2,870,921
4.75%, 2/15/2015 (a)	2,771,000	2,881,840
5.00%, 5/15/2017	3,500,000	3,710,000
5.25%, 4/1/2014 (a)	2,750,000	2,846,250
Dresdner Bank AG/New York NY 7.25%, 9/15/2015	1,500,000	1,613,158
Provident Funding Associates LP/PFG Finance Corp. 10.25%, 4/15/2017 (a)	600,000	661,500
Royal Bank of Scotland Group PLC:
5.00%, 11/12/2013	875,000	890,266
5.00%, 10/1/2014	3,650,000	3,750,408
Synovus Financial Corp. 5.13%, 6/15/2017	1,750,000	1,732,500

		20,956,843

COMMERCIAL SERVICES — 1.4%
Ceridian Corp.:
11.25%, 11/15/2015	2,000,000	2,000,000
12.25%, 11/15/2015	1,500,000	1,503,750
National Money Mart Co. 10.38%, 12/15/2016	1,500,000	1,657,500
PHH Corp. 9.25%, 3/1/2016	1,250,000	1,459,375
RR Donnelley & Sons Co.:
6.13%, 1/15/2017	1,300,000	1,257,750

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

8.60%, 8/15/2016	$750,000	$806,250

		8,684,625

COMMERCIAL SERVICES & SUPPLIES — 1.4%
ARAMARK Corp. 8.50%, 2/1/2015	3,550,000	3,567,785
ARAMARK Holdings Corp. PIK 8.63%, 5/1/2016 (a)	1,250,000	1,279,700
Corrections Corp. of America 7.75%, 6/1/2017	1,375,000	1,460,938
DynCorp International, Inc. 10.38%, 7/1/2017	1,125,000	1,029,375
Education Management LLC/Education Management Finance Corp. 8.75%, 6/1/2014	625,000	501,563
Igloo Holdings Corp. 8.25%, 12/15/2017 (a)	1,000,000	991,250
Jaguar Holding Co. I 9.38%, 10/15/2017 (a)	50,000	52,500

		8,883,111

COMPUTERS & PERIPHERALS — 1.1%
Fidelity National Information Services, Inc. 7.63%, 7/15/2017	2,150,000	2,338,125
iGate Corp. 9.00%, 5/1/2016	2,225,000	2,411,344
Seagate Technology HDD Holdings 6.80%, 10/1/2016	2,025,000	2,268,000

		7,017,469

CONSTRUCTION MATERIALS — 0.4%
Vulcan Materials Co. 6.40%, 11/30/2017	1,475,000	1,611,438
West China Cement, Ltd. 7.50%, 1/25/2016 (a)	750,000	729,375

		2,340,813

CONTAINERS & PACKAGING — 2.2%
Ardagh Packaging Finance PLC 7.38%, 10/15/2017 (a)	1,000,000	1,087,500
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7.38%, 10/15/2017 (a)	1,500,000	1,629,375
Ball Corp. 7.13%, 9/1/2016	1,375,000	1,471,250
Berry Plastics Corp. 8.25%, 11/15/2015	1,200,000	1,254,000
Crown Americas LLC/Crown Americas Capital Corp. III 7.63%, 5/15/2017	1,350,000	1,425,938
Graphic Packaging International, Inc. 9.50%, 6/15/2017	1,386,000	1,496,880
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	1,685,000	1,920,900
Packaging Dynamics Corp. 8.75%, 2/1/2016 (a)	1,250,000	1,306,250
Sealed Air Corp. 7.88%, 6/15/2017	1,750,000	1,865,937

		13,458,030

DISTRIBUTORS — 0.4%
VWR Funding, Inc. 7.25%, 9/15/2017 (a)	2,250,000	2,362,500

DIVERSIFIED FINANCIAL SERVICES — 9.5%
Air Lease Corp.:
4.50%, 1/15/2016 (a)	1,500,000	1,515,000
5.63%, 4/1/2017	2,500,000	2,650,000
Aircastle, Ltd. 6.75%, 4/15/2017	1,500,000	1,605,000
Ally Financial, Inc.:
3.13%, 1/15/2016	900,000	900,969
4.50%, 2/11/2014	4,123,000	4,241,536
4.63%, 6/26/2015	1,000,000	1,042,476
5.50%, 2/15/2017	1,875,000	2,005,806
6.25%, 12/1/2017	1,115,000	1,234,547
8.30%, 2/12/2015	2,875,000	3,202,031
Alphabet Holding Co, Inc. 7.75%, 11/1/2017 (a)	1,500,000	1,545,000
CNH Capital LLC:
3.88%, 11/1/2015 (a)	1,526,000	1,573,688
6.25%, 11/1/2016	1,000,000	1,102,500
Credit Acceptance Corp. 9.13%, 2/1/2017	1,150,000	1,256,375
General Motors Financial Co., Inc. 4.75%, 8/15/2017 (a)	2,985,000	3,138,698
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75%, 1/15/2016	3,000,000	3,108,750
International Lease Finance Corp.:
4.88%, 4/1/2015	1,250,000	1,293,850
5.63%, 9/20/2013	1,275,000	1,306,875
5.65%, 6/1/2014	1,500,000	1,560,930
5.75%, 5/15/2016	1,250,000	1,317,611
6.38%, 3/25/2013	2,500,000	2,526,250
6.63%, 11/15/2013	1,250,000	1,296,875
8.63%, 9/15/2015	875,000	983,281
8.75%, 3/15/2017	2,300,000	2,656,500
Leucadia National Corp. 8.13%, 9/15/2015	1,000,000	1,125,000
Nuveen Investments, Inc. 9.13%, 10/15/2017 (a)	2,650,000	2,603,625
Royal Bank of Scotland Group PLC 5.05%, 1/8/2015	1,775,000	1,836,754
Springleaf Finance Corp.:
5.40%, 12/1/2015	2,000,000	1,890,000
5.75%, 9/15/2016	2,000,000	1,810,000
5.85%, 6/1/2013	2,000,000	2,032,500
6.90%, 12/15/2017	5,000,000	4,475,000

		58,837,427

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.5%
Brightstar Corp. 9.50%, 12/1/2016 (a)	1,250,000	1,331,250
Cincinnati Bell, Inc. 8.25%, 10/15/2017	1,683,000	1,813,433
Cricket Communications, Inc. 7.75%, 5/15/2016	2,915,000	3,086,256
Frontier Communications Corp.:
6.25%, 1/15/2013	2,650,000	2,653,312

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

7.88%, 4/15/2015	$500,000	$558,750
8.25%, 4/15/2017	1,925,000	2,223,375
Inmarsat Finance PLC 7.38%, 12/1/2017 (a)	135,000	145,125
Integra Telecom Holdings, Inc. 10.75%, 4/15/2016 (a)	1,250,000	1,306,250
Intelsat Investments SA 6.50%, 11/1/2013	1,000,000	1,037,500
Intelsat Luxembourg SA 11.25%, 2/4/2017	7,000,000	7,402,500
PAETEC Holding Corp. 8.88%, 6/30/2017	1,875,000	2,010,938
Sable International Finance, Ltd. 7.75%, 2/15/2017 (a)	1,000,000	1,070,000
Sprint Nextel Corp. 9.13%, 3/1/2017	3,500,000	4,121,250
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (a)	2,583,000	2,712,150
Trilogy International Partners LLC/Trilogy International Finance, Inc. 10.25%, 8/15/2016 (a)(b)	250,000	220,000
West Corp. 11.00%, 10/15/2016	810,000	842,400
Wind Acquisition Finance SA 11.75%, 7/15/2017 (a)	4,600,000	4,818,500
Windstream Corp. 7.88%, 11/1/2017	2,875,000	3,234,375

		40,587,364

ELECTRIC UTILITIES — 4.2%
Calpine Construction Finance Co. LP/CCFC Finance Corp. 8.00%, 6/1/2016 (a)	2,250,000	2,390,625
Calpine Corp. 7.25%, 10/15/2017 (a)	3,000,000	3,195,000
DPL, Inc. 6.50%, 10/15/2016	1,750,000	1,850,625
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 6.88%, 8/15/2017 (a)	1,250,000	1,331,250
GenOn Energy, Inc. 7.63%, 6/15/2014	1,600,000	1,708,000
Intergen NV 9.00%, 6/30/2017 (a)(b)	3,000,000	2,685,000
Ipalco Enterprises, Inc. 7.25%, 4/1/2016 (a)	1,000,000	1,110,000
RRI Energy, Inc. 7.88%, 6/15/2017	1,900,000	2,099,500
Texas Competitive Electric Holdings Co. LLC 10.25%, 11/1/2015	3,500,000	1,015,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 10.25%, 11/1/2015	1,500,000	420,000
The AES Corp.:
7.75%, 3/1/2014 (b)	750,000	798,750
7.75%, 10/15/2015 (b)	1,150,000	1,290,875
8.00%, 10/15/2017	3,231,000	3,731,805
9.75%, 4/15/2016 (b)	2,250,000	2,688,750

		26,315,180

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
CDW LLC/CDW Finance Corp. 12.54%, 10/12/2017	1,608,000	1,718,550
WireCo WorldGroup, Inc. 9.50%, 5/15/2017 (b)	1,300,000	1,378,000

		3,096,550

ENGINEERING & CONSTRUCTION — 0.3%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)	2,000,000	1,880,000

FOOD PRODUCTS — 1.9%
Bumble Bee Acquisition Corp. 9.00%, 12/15/2017 (a)	1,500,000	1,612,500
Dean Foods Co. 7.00%, 6/1/2016	1,653,000	1,814,168
Ingles Markets, Inc. 8.88%, 5/15/2017	1,725,000	1,839,281
JBS USA LLC/JBS USA Finance, Inc. 11.63%, 5/1/2014	1,975,000	2,207,062
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
8.25%, 9/1/2017	2,000,000	2,130,000
9.25%, 4/1/2015	696,000	706,440
Smithfield Foods, Inc. 7.75%, 7/1/2017	1,150,000	1,339,750

		11,649,201

HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Accellent, Inc. 8.38%, 2/1/2017	500,000	525,000
Alere, Inc. 9.00%, 5/15/2016	1,090,000	1,149,950
Bausch & Lomb, Inc. 9.88%, 11/1/2015	700,000	721,000
Fresenius US Finance II, Inc. 9.00%, 7/15/2015 (a)(b)	1,250,000	1,440,625

		3,836,575

HEALTH CARE PROVIDERS & SERVICES — 3.7%
Apria Healthcare Group, Inc. 11.25%, 11/1/2014	2,128,000	2,199,820
Capella Healthcare, Inc. 9.25%, 7/1/2017 (b)	1,500,000	1,608,750
CDRT Holding Corp. 9.25%, 10/1/2017 (a)	1,000,000	1,020,000
Centene Corp. 5.75%, 6/1/2017	1,000,000	1,075,000
Fresenius Medical Care US Finance, Inc. 6.88%, 7/15/2017	1,250,000	1,425,000
HCA, Inc.:
5.75%, 3/15/2014	1,750,000	1,828,750
6.25%, 2/15/2013	1,250,000	1,256,250
6.50%, 2/15/2016	3,250,000	3,534,375
6.75%, 7/15/2013	1,948,000	1,996,700
Health Management Associates, Inc. 6.13%, 4/15/2016	1,250,000	1,350,000

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Health Net, Inc. 6.38%, 6/1/2017	$1,000,000	$1,061,250
Radiation Therapy Services, Inc.:
8.88%, 1/15/2017	1,000,000	980,000
9.88%, 4/15/2017	750,000	528,750
Tenet Healthcare Corp. 9.25%, 2/1/2015	1,425,000	1,599,562
Universal Health Services, Inc. 7.13%, 6/30/2016 (b)	1,125,000	1,282,500

		22,746,707

HOTELS, RESTAURANTS & LEISURE — 3.6%
Caesars Entertainment Operating Co., Inc.:
10.75%, 2/1/2016	1,824,000	1,477,440
11.25%, 6/1/2017	5,425,000	5,811,531
CityCenter Holdings LLC/CityCenter Finance Corp. 7.63%, 1/15/2016	2,675,000	2,862,250
Marina District Finance Co., Inc. 9.50%, 10/15/2015	1,000,000	970,000
MGM Mirage, Inc.:
6.63%, 7/15/2015	1,872,000	2,007,720
7.63%, 1/15/2017	1,375,000	1,471,250
MGM Resorts International:
5.88%, 2/27/2014	1,750,000	1,820,000
7.50%, 6/1/2016	1,500,000	1,608,750
10.00%, 11/1/2016	1,000,000	1,157,500
Royal Caribbean Cruises, Ltd. 7.25%, 6/15/2016	1,500,000	1,695,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.88%, 11/1/2017	1,500,000	1,627,500

		22,508,941

HOUSEHOLD DURABLES — 1.4%
DR Horton, Inc. 4.75%, 5/15/2017	1,750,000	1,859,375
Jarden Corp. 7.50%, 5/1/2017	1,844,000	2,076,805
Lennar Corp.:
Series B 5.60%, 5/31/2015	1,081,000	1,151,265
12.25%, 6/1/2017	1,000,000	1,342,500
Toll Brothers Finance Corp. 8.91%, 10/15/2017	1,625,000	2,051,839

		8,481,784

HOUSEHOLD PRODUCTS — 0.2%
American Achievement Corp. 10.88%, 4/15/2016 (a)	1,250,000	1,068,750

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (c)
Edison Mission Energy 7.50%, 6/15/2013 (d)	500,000	263,750

INDUSTRIAL CONGLOMERATES — 0.5%
Polypore International, Inc. 7.50%, 11/15/2017	1,000,000	1,090,000
SPX Corp. 7.63%, 12/15/2014	1,780,000	1,949,100

		3,039,100

IT SERVICES — 2.1%
Alliance Data Systems Corp. 5.25%, 12/1/2017 (a)	900,000	913,500
First Data Corp.:
9.88%, 9/24/2015	1,500,000	1,530,000
11.25%, 3/31/2016	5,875,000	5,757,500
First Data Corp. PIK 10.55%, 9/24/2015	2,375,000	2,431,406
GXS Worldwide, Inc. 9.75%, 6/15/2015	2,384,000	2,485,320

		13,117,726

LEISURE EQUIPMENT & PRODUCTS — 1.4%
Easton-Bell Sports, Inc. 9.75%, 12/1/2016	910,000	978,341
Equinox Holdings, Inc. 9.50%, 2/1/2016 (a)(b)	1,000,000	1,055,000
NCL Corp. Ltd. 11.75%, 11/15/2016	1,320,000	1,491,600
Royal Caribbean Cruises, Ltd.:
6.88%, 12/1/2013	1,000,000	1,043,750
7.00%, 6/15/2013	1,500,000	1,537,500
Sabre Holdings Corp. 8.35%, 3/15/2016	1,057,000	1,125,705
Travelport LLC 9.88%, 9/1/2014	1,500,000	1,321,875

		8,553,771

MACHINERY — 1.6%
Cascades, Inc. 7.75%, 12/15/2017	583,000	616,522
Case New Holland, Inc.:
7.75%, 9/1/2013 (b)	3,375,000	3,510,000
7.88%, 12/1/2017	3,500,000	4,138,750
SPX Corp. 6.88%, 9/1/2017	1,250,000	1,393,750

		9,659,022

MEDIA — 6.6%
Affinion Group, Inc. 11.50%, 10/15/2015	750,000	609,375
American Media, Inc. 11.50%, 12/15/2017	1,000,000	920,000
Cablevision Systems Corp. 8.63%, 9/15/2017	2,550,000	2,973,937
CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, 10/30/2017	2,750,000	2,997,500
Cengage Learn Aquisitions, Inc. 10.50%, 1/15/2015 (a)	750,000	255,000
Cequel Communications Holdings I LLC and Cequel Capital Corp. 8.63%, 11/15/2017 (a)	2,250,000	2,407,500
Clear Channel Communications, Inc.:
5.50%, 9/15/2014	1,250,000	1,165,625
10.75%, 8/1/2016	2,000,000	1,510,000

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

DISH DBS Corp.:
4.63%, 7/15/2017	$1,550,000	$1,615,875
6.63%, 10/1/2014	2,750,000	2,956,250
7.00%, 10/1/2013	1,363,000	1,417,520
7.13%, 2/1/2016	4,000,000	4,480,000
7.75%, 5/31/2015	1,625,000	1,817,969
Entravision Communications Corp. 8.75%, 8/1/2017 (b)	892,000	967,820
inVentiv Health, Inc. 9.00%, 1/15/2018 (a)(b)	300,000	303,000
Lamar Media Corp. 9.75%, 4/1/2014	750,000	821,250
Lions Gate Entertainment, Inc. 10.25%, 11/1/2016 (a)	1,500,000	1,659,375
Mohegan Tribal Gaming Authority 10.50%, 12/15/2016 (a)(b)	1,350,000	1,323,000
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 8.88%, 4/15/2017 (a)	1,250,000	1,315,625
Pinnacle Entertainment, Inc. 8.63%, 8/1/2017	1,250,000	1,342,188
Quebecor Media, Inc. 7.75%, 3/15/2016	1,179,000	1,208,475
Shingle Springs Tribal Gaming Authority 9.38%, 6/15/2015 (a)(b)	1,250,000	1,218,750
Sinclair Television Group, Inc. 9.25%, 11/1/2017 (a)	1,240,000	1,364,000
Sirius XM Radio, Inc. 8.75%, 4/1/2015 (a)	2,250,000	2,548,125
Visant Corp. 10.00%, 10/1/2017	2,250,000	2,019,375

		41,217,534

METALS & MINING — 5.9%
ArcelorMittal:
4.25%, 2/25/2015	1,000,000	1,010,062
4.25%, 8/5/2015	2,000,000	2,020,148
4.25%, 3/1/2016	1,250,000	1,254,859
5.00%, 2/25/2017	3,000,000	3,028,185
5.38%, 6/1/2013	2,500,000	2,525,102
9.50%, 2/15/2015	1,500,000	1,669,251
ArcelorMittal USA, Inc. 6.50%, 4/15/2014	1,000,000	1,039,168
China Oriental Group Co., Ltd. 8.00%, 8/18/2015 (a)	1,000,000	1,030,000
Commercial Metals Co. 6.50%, 7/15/2017 (b)	550,000	587,125
Consolidated Minerals, Ltd. 8.88%, 5/1/2016 (a)(b)	250,000	215,000
Essar Steel Algoma, Inc.:
9.38%, 3/15/2015 (a)(b)	1,000,000	905,000
9.88%, 6/15/2015 (a)	750,000	513,750
Ferrexpo Finance PLC 7.88%, 4/7/2016 (a)(b)	750,000	727,500
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)	2,750,000	2,805,000
6.38%, 2/1/2016 (a)	1,500,000	1,552,500
7.00%, 11/1/2015 (a)	5,750,000	6,037,500
Mueller Water Products, Inc. 7.38%, 6/1/2017	1,575,000	1,626,188
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017 (a)(b)	1,750,000	1,785,000
Schaeffler Finance BV 7.75%, 2/15/2017 (a)(b)	1,750,000	1,942,500
Steel Dynamics, Inc. 6.75%, 4/1/2015	1,700,000	1,721,250
Thompson Creek Metals Co., Inc. 9.75%, 12/1/2017	400,000	424,000
United States Steel Corp. 6.05%, 6/1/2017	1,250,000	1,309,375
Winsway Coking Coal Holding, Ltd. 8.50%, 4/8/2016 (a)	750,000	631,875

		36,360,338

MULTILINE RETAIL — 1.0%
Rite Aid Corp. 9.50%, 6/15/2017	2,000,000	2,087,500
SUPERVALU, Inc.:
7.50%, 11/15/2014	1,500,000	1,455,000
8.00%, 5/1/2016	2,875,000	2,738,438

		6,280,938

OIL, GAS & CONSUMABLE FUELS — 10.7%
Afren PLC 11.50%, 2/1/2016 (a)	1,250,000	1,446,875
Arch Coal, Inc. 8.75%, 8/1/2016	1,750,000	1,820,000
Aurora USA Oil & Gas, Inc. 9.88%, 2/15/2017 (a)(b)	750,000	802,500
Chesapeake Energy Corp.:
6.50%, 8/15/2017	1,500,000	1,627,500
9.50%, 2/15/2015	4,375,000	4,943,750
Cie Generale de Geophysique — Veritas 7.75%, 5/15/2017	1,250,000	1,300,000
CITIC Resources Finance 2007, Ltd. 6.75%, 5/15/2014 (a)	2,701,000	2,836,050
Consol Energy, Inc. 8.00%, 4/1/2017	4,000,000	4,330,000
Denbury Resources, Inc. 9.75%, 3/1/2016	1,385,000	1,468,100
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a)	2,278,000	2,266,610
El Paso Corp. 7.00%, 6/15/2017	1,648,000	1,882,573
Energy XXI Gulf Coast, Inc. 9.25%, 12/15/2017	2,000,000	2,285,000
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.13%, 12/15/2017 (a)	1,000,000	991,250
Expro Finance Luxembourg SCA 8.50%, 12/15/2016 (a)	2,710,000	2,831,950
Foresight Energy LLC/Foresight Energy Corp. 9.63%, 8/15/2017 (a)(b)	1,726,000	1,846,820
Hidili Industry International Development, Ltd. 8.63%, 11/4/2015 (a)	750,000	585,000

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Kinder Morgan Finance Co. ULC 5.70%, 1/5/2016	$2,495,000	$2,727,362
Maritimes & Northeast Pipeline LLC 7.50%, 5/31/2014 (a)	858,000	902,359
MIE Holdings Corp. 9.75%, 5/12/2016 (a)	1,250,000	1,356,250
Murray Energy Corp. 10.25%, 10/15/2015 (a)	1,500,000	1,455,000
NGPL PipeCo LLC 7.12%, 12/15/2017 (a)	3,000,000	3,270,000
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (a)(b)	1,400,000	1,452,500
Peabody Energy Corp. 7.38%, 11/1/2016	2,000,000	2,290,000
Quicksilver Resources, Inc.:
7.13%, 4/1/2016	1,500,000	1,200,000
8.25%, 8/1/2015	700,000	647,500
11.75%, 1/1/2016	1,500,000	1,481,250
Rockies Express Pipeline LLC:
3.90%, 4/15/2015 (a)(b)	1,500,000	1,492,500
6.25%, 7/15/2013 (a)	1,250,000	1,278,125
Sabine Pass LNG LP 7.50%, 11/30/2016	3,490,000	3,847,725
SandRidge Energy, Inc. 9.88%, 5/15/2016	875,000	942,813
Seadrill, Ltd. 5.63%, 9/15/2017 (a)	2,650,000	2,630,125
Stone Energy Corp. 8.63%, 2/1/2017	1,050,000	1,127,437
Tesoro Corp. 4.25%, 10/1/2017	2,475,000	2,561,625
Vulcan Materials Co. 6.50%, 12/1/2016	1,115,000	1,229,287
WPX Energy, Inc. 5.25%, 1/15/2017	1,250,000	1,325,000

		66,480,836

PAPER & FOREST PRODUCTS — 0.5%
Longview Fibre Paper & Packaging, Inc. 8.00%, 6/1/2016 (a)	1,500,000	1,575,000
Sappi Papier Holding GmbH 7.75%, 7/15/2017 (a)	1,450,000	1,580,500

		3,155,500

PHARMACEUTICALS — 0.6%
Valeant Pharmaceuticals International:
6.50%, 7/15/2016 (a)	2,477,000	2,603,946
6.75%, 10/1/2017 (a)	1,000,000	1,080,000

		3,683,946

REAL ESTATE INVESTMENT TRUSTS — 2.1%
DuPont Fabros Technology LP 8.50%, 12/15/2017	1,500,000	1,638,750
Evergrande Real Estate Group, Ltd. 13.00%, 1/27/2015 (a)	3,490,000	3,786,650
Felcor Lodging LP 10.00%, 10/1/2014 (b)	1,250,000	1,443,750
Host Hotels & Resorts LP:
6.75%, 6/1/2016	516,000	527,610
9.00%, 5/15/2017	1,500,000	1,605,000
iStar Financial, Inc. Series B 5.95%, 10/15/2013	1,050,000	1,072,312
The Rouse Co. LP 6.75%, 11/9/2015	3,036,000	3,184,005

		13,258,077

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.9%
Agile Property Holdings, Ltd. 8.88%, 4/28/2017 (a)	2,250,000	2,418,750
Atlantic Finance, Ltd. 10.75%, 5/27/2014 (a)	1,250,000	1,341,612
CBRE Services, Inc. 11.63%, 6/15/2017	1,000,000	1,100,000
Country Garden Holdings Co., Ltd. 11.25%, 4/22/2017 (a)	2,625,000	2,953,125
Crescent Resources LLC/Crescent Ventures, Inc. 10.25%, 8/15/2017 (a)	1,500,000	1,582,500
Kaisa Group Holdings, Ltd. 13.50%, 4/28/2015 (a)	1,750,000	1,898,750
Longfor Properties Co., Ltd. 9.50%, 4/7/2016 (a)	1,750,000	1,929,375
Realogy Corp. 11.50%, 4/15/2017	1,650,000	1,786,125
Renhe Commercial Holdings Co., Ltd. 13.00%, 3/10/2016 (a)	500,000	365,000
Shanghai Industrial Urban Development Group, Ltd. 9.75%, 7/23/2014 (a)(b)	250,000	268,125
Shimao Property Holdings, Ltd. 8.00%, 12/1/2016 (a)	1,000,000	1,032,500
Susser Holdings LLC/Susser Finance Corp. 8.50%, 5/15/2016	1,075,000	1,142,188

		17,818,050

RETAIL — 0.5%
Tops Holding Corp./Tops Markets LLC:
8.88%, 12/15/2017 (a)	1,900,000	1,971,250
10.13%, 10/15/2015	1,000,000	1,055,000

		3,026,250

SEMICONDUCTORS — 0.3%
STATS ChipPAC, Ltd. 7.50%, 8/12/2015 (a)	1,750,000	1,863,750

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Advanced Micro Devices, Inc. 8.13%, 12/15/2017	1,000,000	912,500

SPECIALTY RETAIL — 3.6%
Best Buy Co., Inc. 3.75%, 3/15/2016	2,979,000	2,785,365
Dollar General Corp. 4.13%, 7/15/2017	1,485,000	1,559,250
Limited Brands, Inc. 6.90%, 7/15/2017 (b)	1,875,000	2,151,562
Logan’s Roadhouse, Inc. 10.75%, 10/15/2017	1,600,000	1,486,000
Michaels Stores, Inc. 11.38%, 11/1/2016 (b)	1,250,000	1,306,250

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Petco Holdings, Inc. PIK 8.50%, 10/15/2017 (a)	$1,800,000	$1,849,500
Rite Aid Corp.:
7.50%, 3/1/2017	1,750,000	1,798,125
9.75%, 6/12/2016	1,063,000	1,150,697
10.38%, 7/15/2016	945,000	999,338
Toys R Us - Delaware, Inc. 7.38%, 9/1/2016 (a)	1,000,000	1,022,500
Toys R Us Property Co. I LLC 10.75%, 7/15/2017	2,800,000	3,017,000
Toys R Us Property Co. II LLC 8.50%, 12/1/2017	1,686,000	1,787,160
Toys R Us, Inc. 10.38%, 8/15/2017	1,250,000	1,303,125

		22,215,872

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Hanesbrands, Inc. 8.00%, 12/15/2016 (b)	750,000	823,125
Quiksilver, Inc. 6.88%, 4/15/2015	1,254,000	1,232,055

		2,055,180

THRIFTS & MORTGAGE FINANCE — 0.1%
Zoomlion HK SPV Co., Ltd. 6.88%, 4/5/2017 (a)	500,000	535,000

TOBACCO — 0.3%
Alliance One International, Inc. 10.00%, 7/15/2016	1,800,000	1,894,500

TRANSPORTATION INFRASTRUCTURE — 0.8%
AWAS Aviation Capital, Ltd. 7.00%, 10/17/2016 (a)	808,000	852,440
CMA CGM SA 8.50%, 4/15/2017 (a)	500,000	398,750
Florida East Coast Railway Corp. 8.13%, 2/1/2017	1,015,000	1,075,900
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.63%, 11/1/2017	1,000,000	937,500
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. 8.88%, 11/1/2017	1,915,000	1,910,213

		5,174,803

WIRELESS TELECOMMUNICATION SERVICES — 3.4%
Avaya, Inc.:
9.75%, 11/1/2015	1,750,000	1,557,500
10.13%, 11/1/2015	2,250,000	2,013,750
Clearwire Communications LLC/Clearwire Finance, Inc.:
12.00%, 12/1/2015 (a)	1,750,000	1,872,500
12.00%, 12/1/2015 (a)	4,500,000	4,837,500
12.00%, 12/1/2017 (a)	1,000,000	1,180,000
Sprint Nextel Corp.:
6.00%, 12/1/2016	4,750,000	5,165,625
8.38%, 8/15/2017	2,500,000	2,906,250
Windstream Corp. 8.13%, 8/1/2013	1,750,000	1,815,625

		21,348,750

TOTAL CORPORATE BONDS & NOTES —
(Cost $595,942,681)		601,852,206

	Shares
SHORT TERM INVESTMENT — 3.3%
MONEY MARKET FUND — 3.3%
State Street Institutional Liquid Reserves Fund 0.17% (e)(f)(g) (Cost $20,631,422)	20,631,422	20,631,422

TOTAL INVESTMENTS — 100.1% (h)
(Cost $616,574,103)		622,483,628
OTHER ASSETS & LIABILITIES — (0.1)%		(863,108)

NET ASSETS — 100.0%		$621,620,520

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 29.1% of net assets as of December 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (Note 2)
(h)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PIK = Payment in Kind
PLC = Public Limited Company
SCA = Societe en Commandite par Actions
ULC = Unlimited Liability Corporation

See accompanying notes to financial statements.

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 95.1%
AEROSPACE & DEFENSE — 0.3%
United Technologies Corp. 0.81%, 6/1/2015 (a)	$50,000	$50,493

AUTOMOBILES — 1.3%
Daimler Finance North America LLC 1.51%, 9/13/2013 (a)(b)	114,000	114,638
Volkswagen International Finance NV 0.97%, 4/1/2014 (a)(b)	80,000	80,258

		194,896

BEVERAGES — 3.4%
Anheuser-Busch InBev Worldwide, Inc.:
0.86%, 1/27/2014 (a)	100,000	100,527
1.04%, 3/26/2013 (a)	91,000	91,167
PepsiCo, Inc. 0.39%, 5/10/2013 (a)	50,000	50,030
The Coca-Cola Co. 0.26%, 3/14/2014 (a)	275,000	274,926

		516,650

CAPITAL MARKETS — 10.6%
Morgan Stanley:
0.82%, 10/15/2015 (a)(c)	250,000	242,241
1.92%, 1/24/2014 (a)(c)	438,000	440,825
Svensk Exportkredit AB 1.06%, 8/14/2014 (a)	100,000	101,028
The Bear Stearns Cos LLC 0.70%, 11/21/2016 (a)	150,000	147,589
The Goldman Sachs Group, Inc.:
0.72%, 7/22/2015 (a)	100,000	98,122
0.76%, 3/22/2016 (a)	170,000	165,013
0.91%, 9/29/2014 (a)	366,000	364,472
1.31%, 11/21/2014 (a)(c)	50,000	50,140

		1,609,430

CHEMICALS — 1.6%
EI du Pont de Nemours & Co. 0.73%, 3/25/2014 (a)	250,000	251,195

COMMERCIAL BANKS — 35.3%
Abbey National Treasury Services PLC 1.89%, 4/25/2014 (a)	111,000	110,746
African Development Bank 0.64%, 8/4/2014 (a)	76,000	76,347
ANZ National International Ltd./New Zealand 1.31%, 12/20/2013 (a)(b)	150,000	151,349
Australia & New Zealand Banking Group Ltd. 1.09%, 1/10/2014 (a)(b)	195,000	196,218
Bank of Montreal 0.78%, 4/29/2014 (a)	20,000	20,086
Barclays Bank PLC 1.38%, 1/13/2014 (a)(c)	138,000	138,697
BB&T Corp. 1.01%, 4/28/2014 (a)	150,000	150,942
BNP Paribas SA:
0.75%, 4/8/2013 (a)	122,000	122,025
1.25%, 1/10/2014 (a)(c)	165,000	165,501
BPCE SA 2.06%, 2/7/2014 (a)(b)	150,000	151,663
Commonwealth Bank of Australia:
0.81%, 6/25/2014 (a)(b)	50,000	50,366
0.86%, 3/19/2013 (a)(b)	300,000	300,334
1.01%, 8/7/2013 (a)(b)	30,000	30,069
1.04%, 3/17/2014 (a)(b)(c)	100,000	100,632
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.52%, 7/25/2013 (a)	92,000	92,049
Credit Agricole SA/London 1.77%, 1/21/2014 (a)(b)	114,000	114,952
Danske Bank A/S 1.39%, 4/14/2014 (a)(b)	20,000	19,823
Dexia Credit Local/New York 0.71%, 3/5/2013 (a)(b)	92,000	91,877
Fifth Third Bank/Ohio 0.42%, 5/17/2013 (a)	50,000	49,988
HSBC Bank PLC 0.74%, 5/15/2013 (a)(b)	244,000	244,339
ING Bank NV:
1.36%, 3/15/2013 (a)(b)	164,000	164,246
1.95%, 9/25/2015 (a)(b)(c)	200,000	202,214
Inter-American Development Bank 0.76%, 5/20/2014 (a)(c)	76,000	76,537
Intesa Sanpaolo SpA 2.71%, 2/24/2014 (a)(b)	114,000	113,873
Kfw Bakengruppe:
0.31%, 3/17/2014 (a)	190,000	189,864
0.51%, 1/17/2014 (a)	75,000	75,109
Kommunalbanken AS 0.56%, 4/1/2015 (a)(b)	100,000	100,201
Landwirtschaftliche Rentenbank 0.44%, 1/28/2014 (a)(b)	76,000	75,960
Lloyds TSB Bank PLC 2.67%, 1/24/2014 (a)	92,000	93,757
National Australia Bank, Ltd. 1.07%, 12/10/2013 (a)(b)	182,000	183,170
Nordea Bank AB 1.24%, 1/14/2014 (a)(b)	35,000	35,253
PNC Funding Corp. 0.51%, 1/31/2014 (a)	116,000	116,049
Royal Bank of Canada:
0.63%, 4/17/2014 (a)	122,000	122,244
1.01%, 10/30/2014 (a)	150,000	151,376
Standard Chartered PLC 1.26%, 5/12/2014 (a)(b)	15,000	15,049
SunTrust Bank/Atlanta GA 0.60%, 8/24/2015 (a)	50,000	48,575
The Bank of New York Mellon Corp. 0.59%, 1/31/2014 (a)	76,000	76,187
The Toronto-Dominion Bank:
0.49%, 7/26/2013 (a)	74,000	74,060
0.64%, 7/14/2014 (a)	200,000	200,680
UBS AG/Stamford CT 1.31%, 1/28/2014 (a)	27,000	27,166
Wachovia Corp.:
0.71%, 10/15/2016 (a)	25,000	24,556
2.08%, 5/1/2013 (a)	232,000	233,335

See accompanying notes to financial statements.

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Wells Fargo & Co.:
0.51%, 10/28/2015 (a)(c)	$50,000	$49,554
1.23%, 6/26/2015 (a)(c)	40,000	40,378
Wells Fargo Bank NA 0.52%, 5/16/2016 (a)	300,000	293,623
Westpac Banking Corp. 0.73%, 6/14/2013 (a)(b)	214,000	214,329

		5,375,348

COMMUNICATIONS EQUIPMENT — 1.2%
Cisco Systems, Inc. 0.56%, 3/14/2014 (a)(c)	190,000	190,518

COMPUTERS & PERIPHERALS — 2.5%
Dell, Inc. 0.96%, 4/1/2014 (a)(c)	145,000	145,809
Hewlett-Packard Co.:
0.59%, 5/24/2013 (a)	192,000	191,444
1.86%, 9/19/2014 (a)	45,000	44,588

		381,841

CONSUMER FINANCE — 0.7%
Caterpillar Financial Services Corp. 0.66%, 2/9/2015 (a)	100,000	100,439

DIVERSIFIED FINANCIAL SERVICES — 22.7%
American Express Credit Corp.:
1.16%, 6/24/2014 (a)	92,000	92,825
1.41%, 6/12/2015 (a)	150,000	152,585
Bank of America Corp. 1.73%, 1/30/2014 (a)(c)	391,000	394,265
BlackRock, Inc. 0.61%, 5/24/2013 (a)	50,000	50,055
BRFkredit A/S 0.59%, 4/15/2013 (a)(b)	50,000	50,002
Citigroup, Inc.:
0.58%, 6/9/2016 (a)	175,000	165,366
0.59%, 11/5/2014 (a)(c)	175,000	173,688
1.16%, 2/15/2013 (a)(c)	214,000	214,021
2.31%, 8/13/2013 (a)	100,000	100,960
Credit Suisse USA, Inc. 0.59%, 4/12/2013 (a)	176,000	176,081
General Electric Capital Corp.:
0.46%, 5/8/2013 (a)	220,000	220,193
0.51%, 5/11/2016 (a)	280,000	275,446
0.55%, 1/8/2016 (a)(c)	40,000	39,536
0.57%, 9/15/2014 (a)	40,000	39,952
0.82%, 10/25/2013 (a)	20,000	20,059
1.18%, 5/9/2016 (a)	125,000	125,159
HSBC Finance Corp. 0.74%, 6/1/2016 (a)	80,000	77,715
John Deere Capital Corp.:
0.47%, 4/25/2014 (a)	25,000	25,035
0.49%, 7/15/2013 (a)	150,000	150,176
0.75%, 10/4/2013 (a)	200,000	200,636
JPMorgan Chase & Co.:
0.96%, 2/26/2013 (a)(c)	292,000	292,392
0.98%, 10/15/2015 (a)	75,000	75,041
1.06%, 5/2/2014 (a)	165,000	166,132
1.36%, 3/20/2015 (a)	50,000	50,559
SLM Corp. 0.62%, 1/27/2014 (a)	50,000	49,531
The Western Union Co. 0.89%, 3/7/2013 (a)	50,000	50,044
Toyota Motor Credit Corp. 0.73%, 1/17/2014 (a)	30,000	30,106

		3,457,560

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Verizon Communications, Inc. 0.92%, 3/28/2014 (a)	42,000	42,249

FOOD & STAPLES RETAILING — 0.1%
Walgreen Co. 0.81%, 3/13/2014 (a)	20,000	20,027

FOOD PRODUCTS — 1.3%
Campbell Soup Co. 0.61%, 8/1/2014 (a)	100,000	100,357
General Mills, Inc. 0.66%, 5/16/2014 (a)	100,000	100,213

		200,570

HOUSEHOLD PRODUCTS — 1.0%
The Procter & Gamble Co.:
0.21%, 2/14/2014 (a)	100,000	99,936
0.23%, 2/6/2014 (a)	50,000	49,975

		149,911

INSURANCE — 4.1%
Berkshire Hathaway, Inc. 0.74%, 2/11/2013 (a)	238,000	238,176
MetLife Institutional Funding II 1.25%, 4/4/2014 (a)(b)	200,000	201,699
Metropolitan Life Global Funding I 1.10%, 1/10/2014 (a)(b)	50,000	50,249
New York Life Global Funding 0.43%, 6/18/2014 (a)(b)	100,000	100,061
Sun Life Financial Global Funding III LLC 0.56%, 10/6/2013 (a)(b)	30,000	29,932

		620,117

MACHINERY — 1.2%
Caterpillar, Inc. 0.48%, 5/21/2013 (a)	76,000	76,079
Eaton Corp. 0.64%, 6/16/2014 (a)	100,000	99,858

		175,937

METALS & MINING — 1.0%
BHP Billiton Finance USA Ltd. 0.58%, 2/18/2014 (a)	155,000	155,425

MULTI-UTILITIES — 1.1%
DTE Energy Co. 1.01%, 6/3/2013 (a)	110,000	110,209
Sempra Energy 1.07%, 3/15/2014 (a)	50,000	50,262

		160,471

See accompanying notes to financial statements.

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

MULTILINE RETAIL — 0.3%
Target Corp. 0.49%, 7/18/2014 (a)	$45,000	$45,134

OFFICE ELECTRONICS — 0.1%
Xerox Corp. 1.13%, 5/16/2014 (a)	20,000	19,958

OIL, GAS & CONSUMABLE FUELS — 2.5%
BP Capital Markets PLC 0.91%, 3/11/2014 (a)	269,000	270,516
Total Capital Canada, Ltd. 0.40%, 5/13/2013 (a)	114,000	114,090

		384,606

PHARMACEUTICALS — 2.1%
AbbVie, Inc. 1.07%, 11/6/2015 (a)(b)(c)	50,000	50,577
Sanofi 0.51%, 3/28/2013 (a)	214,000	214,153
Teva Pharmaceutical Finance III BV 0.81%, 3/21/2014 (a)(c)	50,000	50,200

		314,930

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
Texas Instruments, Inc. 0.49%, 5/15/2013 (a)	50,000	50,051

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
VF Corp. 1.06%, 8/23/2013 (a)	15,000	15,073

TOTAL CORPORATE BONDS & NOTES —
(Cost $14,382,768)		14,482,829

FOREIGN GOVERNMENT OBLIGATION — 0.7%
REGIONAL (STATE/PROVINCE) — 0.7%
Province of Ontario Canada 0.51%, 4/1/2015 (a) (Cost $99,979)	100,000	99,962

	Shares
SHORT TERM INVESTMENTS — 13.1%
MONEY MARKET FUNDS — 13.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	1,351,038	1,351,038
State Street Institutional Liquid Reserves Fund 0.17% (e)(f)	643,245	643,245

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $1,994,283)		1,994,283

TOTAL INVESTMENTS — 108.9% (h)
(Cost $16,477,030)		16,577,074
OTHER ASSETS & LIABILITIES — (8.9)%		(1,350,028)

NET ASSETS — 100.0%		$15,227,046

(a)	Variable rate security. Rate shown is rate in effect at December 31, 2012. Maturity date disclosed is the ultimate maturity.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 21.2% of net assets as of December 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	A portion of the security was on loan at December 31, 2012.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (Note 2)
(h)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.3%
AUSTRIA — 1.1%
OGX Austria GmbH 8.50%, 6/1/2018 (a)	200,000	$180,000

BERMUDA — 2.1%
CBQ Finance, Ltd. 5.00%, 11/18/2014 (a)	100,000	106,015
Qtel International Finance, Ltd. 4.75%, 2/16/2021 (a)	200,000	226,000

		332,015

BRAZIL — 7.8%
Banco Bradesco SA 4.10%, 3/23/2015 (a)	50,000	52,250
Banco do Brasil SA 3.88%, 10/10/2022	200,000	201,500
Banco Santander Brasil SA 4.63%, 2/13/2017 (a)	200,000	211,500
Centrais Eletricas Brasileiras SA 5.75%, 10/27/2021 (a)	200,000	215,000
Hypermarcas SA 6.50%, 4/20/2021 (a)	150,000	162,375
Marfrig Overseas, Ltd. 9.50%, 5/4/2020 (a)	100,000	86,250
Odebrecht Finance, Ltd. 7.50%, 12/31/2049 (a)	150,000	163,875
Telemar Norte Leste SA 5.50%, 10/23/2020 (a)	150,000	156,000

		1,248,750

BRITISH VIRGIN ISLANDS — 6.0%
CNOOC Finance 2011, Ltd. 4.25%, 1/26/2021 (a)	200,000	218,294
CNPC General Capital, Ltd. 2.75%, 4/19/2017 (a)	200,000	206,842
Gerdau Trade, Inc. 5.75%, 1/30/2021 (a)	200,000	220,000
Sinochem Overseas Capital Co., Ltd. 4.50%, 11/12/2020 (a)	100,000	107,555
Sinopec Group Overseas Development 2012, Ltd. 2.75%, 5/17/2017 (a)	200,000	207,388

		960,079

CAYMAN ISLANDS — 18.8%
ADCB Finance Cayman, Ltd. 4.75%, 10/8/2014 (a)	100,000	104,900
Braskem Finance Ltd. 5.75%, 4/15/2021 (a)	200,000	210,500
Country Garden Holdings Co., Ltd. 11.25%, 4/22/2017 (a)	100,000	112,500
Evergrande Real Estate Group, Ltd. 13.00%, 1/27/2015 (a)	100,000	108,500
Fibria Overseas Finance, Ltd. 7.50%, 5/4/2020 (a)	100,000	111,000
Hutchison Whampoa International 11, Ltd.:
3.50%, 1/13/2017 (a)	200,000	212,223
4.63%, 1/13/2022 (a)	200,000	223,088
IPIC GMTN Ltd. 5.00%, 11/15/2020 (a)	300,000	341,100
Kuwait Projects Co. 9.38%, 7/15/2020 (b)	100,000	123,250
Petrobras International Finance Co.:
3.50%, 2/6/2017	500,000	524,374
5.38%, 1/27/2021	100,000	112,582
6.75%, 1/27/2041	150,000	190,063
Vale Overseas, Ltd.:
4.38%, 1/11/2022	75,000	80,063
5.63%, 9/15/2019	100,000	113,701
6.88%, 11/21/2036	200,000	247,916
Voto-Votorantim Overseas Trading Operations NV 6.63%, 9/25/2019 (a)	150,000	175,500

		2,991,260

CHILE — 2.6%
Corp Nacional del Cobre de Chile:
3.75%, 11/4/2020 (a)	100,000	108,132
3.88%, 11/3/2021 (a)	100,000	108,963
5.63%, 9/21/2035 (a)	75,000	91,242
Empresa Nacional del Petroleo 4.75%, 12/6/2021 (a)	100,000	107,162

		415,499

COLOMBIA — 0.8%
Ecopetrol SA 7.63%, 7/23/2019	100,000	129,250

INDIA — 1.3%
ICICI Bank, Ltd. 4.75%, 11/25/2016 (a)	200,000	209,645

INDONESIA — 0.7%
Pertamina Persero PT 6.00%, 5/3/2042 (a)	100,000	112,875

IRELAND — 3.7%
AK Transneft OJSC Via TransCapitalInvest, Ltd. 5.67%, 3/5/2014 (a)	150,000	156,788
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.88%, 9/25/2017 (a)	100,000	111,500
Bank of Moscow via BOM Capital PL 6.70%, 3/11/2015 (a)	100,000	106,000
Gazprombank OJSC Via GPB Eurobond Finance PLC 6.50%, 9/23/2015	100,000	108,000
RZD Capital, Ltd. 5.74%, 4/3/2017 (b)	100,000	112,000

		594,288

ISRAEL — 1.4%
Israel Electric Corp., Ltd. 6.70%, 2/10/2017 (a)	200,000	216,000

KAZAKHSTAN — 2.3%
KazMunayGas National Co. 11.75%, 1/23/2015 (a)	300,000	358,125

LUXEMBOURG — 10.3%
CSN Resources SA 6.50%, 7/21/2020 (a)	100,000	108,500

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Evraz Group SA 9.50%, 4/24/2018 (a)(b)	100,000	$114,000
Gazprom OAO Via Gaz Capital SA:
7.29%, 8/16/2037 (a)	100,000	130,230
9.25%, 4/23/2019 (a)	300,000	397,125
Russian Agricultural Bank OJSC Via RSHB Capital SA 9.00%, 6/11/2014 (a)(b)	100,000	109,750
Sberbank of Russia Via SB Capital SA 5.50%, 7/7/2015	200,000	216,200
TNK-BP Finance SA 7.50%, 7/18/2016 (a)	200,000	231,500
VTB Bank OJSC Via VTB Capital SA 6.00%, 4/12/2017 (a)	300,000	324,300

		1,631,605

MALAYSIA — 1.3%
Petronas Capital, Ltd. 5.25%, 8/12/2019 (a)	175,000	207,704

MEXICO — 9.5%
America Movil SAB de CV:
5.00%, 3/30/2020	250,000	290,868
6.13%, 3/30/2040	125,000	164,456
Comision Federal de Electricidad 5.75%, 2/14/2042 (a)	50,000	56,625
Grupo Bimbo SAB de CV 4.50%, 1/25/2022 (a)	100,000	109,281
Grupo Televisa SA 6.63%, 3/18/2025	100,000	129,135
Petroleos Mexicanos:
5.50%, 1/21/2021	400,000	467,400
6.50%, 6/2/2041	235,000	294,925

		1,512,690

NETHERLANDS — 4.9%
Lukoil International Finance BV 6.13%, 11/9/2020 (a)	200,000	231,250
Majapahit Holding BV 7.75%, 1/20/2020 (a)	250,000	314,375
VimpelCom Holdings BV 7.50%, 3/1/2022 (a)	200,000	229,250

		774,875

PERU — 0.7%
Banco de Credito del Peru 4.75%, 3/16/2016 (a)	100,000	105,500

QATAR — 1.7%
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.50%, 9/30/2014 (a)	250,000	269,125

SINGAPORE — 0.3%
DBS Bank Ltd. 2.38%, 9/14/2015	50,000	51,930

SOUTH KOREA — 5.3%
Hana Bank 4.50%, 10/30/2015 (a)	100,000	108,263
Hyundai Capital Services, Inc. 3.50%, 9/13/2017 (a)	200,000	211,202
Korea National Oil Corp. 3.13%, 4/3/2017 (a)	200,000	209,821
Korea Western Power Co., Ltd. 3.13%, 5/10/2017 (a)	200,000	208,770
POSCO 4.25%, 10/28/2020 (a)	100,000	106,596

		844,652

SPAIN — 1.8%
Cemex Espana Luxembourg 9.88%, 4/30/2019 (a)	250,000	278,750

TURKEY — 0.7%
Akbank TAS 5.13%, 7/22/2015 (a)(b)	100,000	105,500

UNITED ARAB EMIRATES — 3.9%
Abu Dhabi National Energy Co. 5.88%, 12/13/2021 (a)	250,000	298,375
Dolphin Energy, Ltd. 5.89%, 6/15/2019 (a)	75,630	85,273
DP World Ltd. 6.85%, 7/2/2037 (a)	100,000	117,125
Dubai Electricity & Water Authority 7.38%, 10/21/2020 (a)	100,000	123,000

		623,773

UNITED KINGDOM — 1.3%
Vedanta Resources PLC 6.75%, 6/7/2016 (a)	200,000	210,500

UNITED STATES — 4.5%
JBS USA LLC/JBS USA Finance, Inc. 8.25%, 2/1/2020 (a)	100,000	106,000
Reliance Holdings USA, Inc. 4.50%, 10/19/2020 (a)	250,000	261,766
Southern Copper Corp. 6.75%, 4/16/2040	150,000	180,581
Teva Pharmaceutical Finance Co. BV 2.40%, 11/10/2016	100,000	104,212
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	50,000	65,440

		717,999

VENEZUELA — 2.5%
Petroleos de Venezuela SA:
8.50%, 11/2/2017 (a)	200,000	197,500
9.00%, 11/17/2021 (a)	100,000	95,400
12.75%, 2/17/2022 (a)	100,000	112,400

		405,300

TOTAL CORPORATE BONDS & NOTES —
(Cost $14,673,001)		15,487,689

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 1.7%
MONEY MARKET FUND — 1.7%
State Street Institutional Liquid Reserves Fund 0.17% (c)(d)(e) (Cost $268,442)	268,442	$268,442

TOTAL INVESTMENTS — 99.0% (f)
(Cost $14,941,443)		15,756,131
OTHER ASSETS & LIABILITIES — 1.0%		158,546

NET ASSETS — 100.0%		$15,914,677

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 72.8% of net assets as of December 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.2%
AEROSPACE & DEFENSE — 1.0%
BE Aerospace, Inc. 5.25%, 4/1/2022 (a)	$75,000	$79,500
Bombardier, Inc. 7.75%, 3/15/2020 (b)	75,000	85,125

		164,625

AIRLINES — 0.6%
Delta Air Lines 2009-1 Class A Pass Through Trust 7.75%, 6/17/2021 (a)	38,347	43,908
UAL 2009-1 Pass Through Trust 10.40%, 5/1/2018	47,682	54,892

		98,800

AUTO COMPONENTS — 0.4%
Johnson Controls, Inc. 5.50%, 1/15/2016	50,000	56,440

BEVERAGES — 1.4%
Constellation Brands, Inc. 6.00%, 5/1/2022	100,000	114,500
SABMiller Holdings, Inc. 1.85%, 1/15/2015 (b)	100,000	101,969

		216,469

BIOTECHNOLOGY — 0.4%
Gilead Sciences, Inc. 4.50%, 4/1/2021	50,000	57,143

BUILDING PRODUCTS — 1.4%
Building Materials Corp. of America 6.75%, 5/1/2021 (b)	50,000	55,250
Lafarge SA 7.13%, 7/15/2036	50,000	50,875
Masco Corp. 5.95%, 3/15/2022	100,000	110,849

		216,974

CAPITAL MARKETS — 0.7%
Morgan Stanley 4.88%, 11/1/2022	50,000	51,770
The Goldman Sachs Group, Inc. 6.75%, 10/1/2037	50,000	56,666

		108,436

CHEMICALS — 2.2%
Ecolab, Inc. 3.00%, 12/8/2016	50,000	53,136
LyondellBasell Industries NV 5.00%, 4/15/2019	100,000	110,500
Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	50,000	51,750
The Dow Chemical Co. 4.25%, 11/15/2020	100,000	111,171
Westlake Chemical Corp. 3.60%, 7/15/2022	28,000	28,119

		354,676

COMMERCIAL BANKS — 2.6%
Barclays Bank PLC 6.05%, 12/4/2017 (b)	100,000	110,639
Fifth Third Bancorp 8.25%, 3/1/2038	25,000	35,749
KeyCorp 5.10%, 3/24/2021	50,000	58,250
Lloyds TSB Bank PLC 6.50%, 9/14/2020 (b)	100,000	110,497
Royal Bank of Scotland Group PLC 5.00%, 11/12/2013	100,000	101,745

		416,880

COMMERCIAL SERVICES & SUPPLIES — 2.1%
Clean Harbors, Inc. 5.25%, 8/1/2020	50,000	52,125
ERAC USA Finance LLC 7.00%, 10/15/2037 (b)	50,000	63,492
Republic Services, Inc. 3.55%, 6/1/2022	50,000	52,131
RR Donnelley & Sons Co. 8.25%, 3/15/2019	75,000	75,750
Waste Management, Inc. 6.38%, 3/11/2015	75,000	83,877

		327,375

COMPUTERS & PERIPHERALS — 1.1%
Fidelity National Information Services, Inc. 5.00%, 3/15/2022	50,000	53,625
Seagate Technology HDD Holdings 6.80%, 10/1/2016	110,000	123,200

		176,825

CONSTRUCTION MATERIALS — 0.4%
Vulcan Materials Co. 7.50%, 6/15/2021 (a)	50,000	57,000

CONSUMER FINANCE — 0.7%
SLM Corp. 6.25%, 1/25/2016 (a)	100,000	108,750

CONTAINERS & PACKAGING — 1.2%
Ball Corp. 5.00%, 3/15/2022	75,000	80,250
Crown Americas LLC/Crown Americas Capital Corp. III 7.63%, 5/15/2017	50,000	52,813
Rock-Tenn Co. 4.90%, 3/1/2022 (b)	50,000	54,034

		187,097

DIVERSIFIED FINANCIAL SERVICES — 5.5%
Aircastle, Ltd. 6.25%, 12/1/2019 (b)	35,000	36,488
Bank of America Corp. 5.42%, 3/15/2017	100,000	109,536
Capital One Financial Corp. 2.15%, 3/23/2015	100,000	102,074
Citigroup, Inc. 4.88%, 5/7/2015	100,000	106,311
CNH Capital LLC 3.88%, 11/1/2015 (b)	29,000	29,906
Ford Motor Credit Co. LLC 4.25%, 2/3/2017	150,000	160,694

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8.00%, 1/15/2018	$100,000	$107,375
International Lease Finance Corp.:
5.88%, 4/1/2019	50,000	52,700
6.63%, 11/15/2013	50,000	51,875
Macquarie Group, Ltd. 7.63%, 8/13/2019 (b)	50,000	58,892
Nomura Holdings, Inc. 5.00%, 3/4/2015	50,000	53,013

		868,864

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.0%
British Telecommunications PLC 9.63%, 12/15/2030	25,000	39,717
CenturyLink, Inc. 5.80%, 3/15/2022	100,000	105,713
Deutsche Telekom International Finance BV 2.25%, 3/6/2017 (b)	100,000	102,549
Frontier Communications Corp.:
6.63%, 3/15/2015	50,000	54,250
8.50%, 4/15/2020	125,000	143,750
Sable International Finance, Ltd. 8.75%, 2/1/2020 (b)	50,000	57,250
Sprint Nextel Corp. 7.00%, 3/1/2020 (b)	100,000	116,250
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)(b)	75,000	81,187
Virgin Media Finance PLC 5.25%, 2/15/2022	75,000	79,500
Wind Acquisition Finance SA 7.25%, 2/15/2018 (b)	50,000	50,625
Windstream Corp. 7.88%, 11/1/2017	100,000	112,500

		943,291

ELECTRIC UTILITIES — 7.4%
Calpine Corp. 7.88%, 1/15/2023 (b)	90,000	101,700
CMS Energy Corp. 4.25%, 9/30/2015	75,000	79,580
Dominion Resources, Inc. 1.95%, 8/15/2016	75,000	77,076
Duke Energy Corp. 3.05%, 8/15/2022	100,000	101,788
EDP Finance BV 6.00%, 2/2/2018 (b)	100,000	104,849
Enel Finance International NV 6.00%, 10/7/2039 (b)	50,000	48,417
Exelon Generation Co. LLC 6.20%, 10/1/2017	75,000	88,569
FirstEnergy Solutions Corp. 4.80%, 2/15/2015	100,000	107,389
NextEra Energy Capital Holdings, Inc. 1.20%, 6/1/2015	50,000	50,356
NRG Energy, Inc. 7.63%, 1/15/2018	100,000	111,000
Oncor Electric Delivery Co. LLC 4.10%, 6/1/2022 (b)	50,000	54,497
PPL Capital Funding, Inc. 4.20%, 6/15/2022	40,000	43,016
Southwestern Electric Power Co. 5.55%, 1/15/2017	75,000	84,596
The AES Corp. 7.38%, 7/1/2021	100,000	111,000

		1,163,833

ELECTRICAL EQUIPMENT — 0.3%
Jabil Circuit, Inc. 4.70%, 9/15/2022	50,000	52,563

ENERGY EQUIPMENT & SERVICES — 0.3%
Weatherford International, Ltd./Bermuda 5.95%, 4/15/2042	50,000	54,267

FOOD & STAPLES RETAILING — 0.7%
CVS Caremark Corp. 5.75%, 6/1/2017	50,000	59,778
Walgreen Co. 1.80%, 9/15/2017	50,000	50,279

		110,057

FOOD PRODUCTS — 2.7%
General Mills, Inc. 5.70%, 2/15/2017	50,000	58,755
Kellogg Co. 1.13%, 5/15/2015	75,000	75,727
Mondelez International, Inc. 5.38%, 2/10/2020	100,000	120,726
Smithfield Foods, Inc. 6.63%, 8/15/2022	75,000	82,875
The Kroger Co. 3.90%, 10/1/2015	75,000	80,934

		419,017

HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Boston Scientific Corp. 6.25%, 11/15/2015	50,000	56,336

HEALTH CARE PROVIDERS & SERVICES — 3.7%
CHS/Community Health Systems, Inc. 5.13%, 8/15/2018	50,000	52,125
CIGNA Corp. 4.00%, 2/15/2022	50,000	54,658
Fresenius Medical Care US Finance II, Inc. 5.63%, 7/31/2019 (b)	100,000	107,375
HCA, Inc.:
7.25%, 9/15/2020	150,000	166,125
7.88%, 2/15/2020	50,000	55,625
Tenet Healthcare Corp. 4.75%, 6/1/2020 (b)	75,000	76,125
WellPoint, Inc. 3.13%, 5/15/2022	75,000	75,783

		587,816

HOTELS, RESTAURANTS & LEISURE — 0.5%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Series 1 7.75%, 8/15/2020	75,000	85,500

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

HOUSEHOLD DURABLES — 0.4%
Toll Brothers Finance Corp. 6.75%, 11/1/2019	$50,000	$59,436

INSURANCE — 4.8%
American International Group, Inc.:
3.80%, 3/22/2017	100,000	108,233
6.25%, 5/1/2036	50,000	64,319
Genworth Financial, Inc. 7.20%, 2/15/2021	50,000	54,000
Hartford Financial Services Group, Inc. 6.63%, 4/15/2042	50,000	63,573
ING US, Inc. 5.50%, 7/15/2022 (b)	50,000	54,260
Liberty Mutual Group, Inc. 4.95%, 5/1/2022 (b)	75,000	81,742
Lincoln National Corp.:
4.20%, 3/15/2022	25,000	26,821
6.15%, 4/7/2036	25,000	29,215
Pacific LifeCorp 6.00%, 2/10/2020 (b)	50,000	55,813
Prudential Financial, Inc. 5.10%, 9/20/2014	75,000	80,276
XLIT, Ltd. 5.75%, 10/1/2021	50,000	59,379
Xstrata Finance Canada, Ltd. 4.95%, 11/15/2021 (b)	75,000	80,555

		758,186

LEISURE EQUIPMENT & PRODUCTS — 0.5%
Royal Caribbean Cruises, Ltd. 6.88%, 12/1/2013	75,000	78,281

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Thermo Fisher Scientific, Inc.:
3.20%, 3/1/2016	25,000	26,550
3.60%, 8/15/2021	25,000	26,588

		53,138

MACHINERY — 0.4%
Case New Holland, Inc. 7.88%, 12/1/2017	50,000	59,125

MEDIA — 10.4%
CBS Corp. 3.38%, 3/1/2022	75,000	77,983
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.63%, 1/31/2022	100,000	109,250
7.00%, 1/15/2019	100,000	107,875
Comcast Corp.:
4.65%, 7/15/2042	50,000	52,703
5.15%, 3/1/2020	100,000	118,526
COX Communications, Inc. 3.25%, 12/15/2022 (b)	75,000	77,344
CSC Holdings LLC 6.75%, 11/15/2021 (b)	100,000	110,875
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Series WI 3.80%, 3/15/2022	100,000	103,166
Discovery Communications LLC 3.30%, 5/15/2022	50,000	51,356
DISH DBS Corp.:
5.88%, 7/15/2022	100,000	107,500
7.13%, 2/1/2016	100,000	112,000
Gannett Co, Inc. 9.38%, 11/15/2017	50,000	55,375
Historic TW, Inc. 6.63%, 5/15/2029	100,000	127,606
NBCUniversal Media LLC 5.15%, 4/30/2020	50,000	59,273
News America, Inc. 4.50%, 2/15/2021	75,000	85,683
Nielsen Finance LLC/Nielsen Finance Co. 7.75%, 10/15/2018	75,000	83,813
Time Warner Cable, Inc.:
4.00%, 9/1/2021	100,000	109,767
4.50%, 9/15/2042	25,000	24,381
Viacom, Inc. 4.38%, 3/15/2043 (b)	70,000	68,859

		1,643,335

METALS & MINING — 5.6%
Alcoa, Inc. 5.87%, 2/23/2022	75,000	80,899
ArcelorMittal:
4.25%, 2/25/2015	50,000	50,503
5.00%, 2/25/2017	100,000	100,939
5.75%, 8/5/2020	100,000	100,201
7.50%, 10/15/2039	50,000	47,000
Barrick Gold Corp. 3.85%, 4/1/2022	100,000	105,853
Eldorado Gold Corp. 6.13%, 12/15/2020 (b)	30,000	30,525
FMG Resources August 2006 Pty, Ltd. 6.88%, 4/1/2022 (b)	100,000	102,250
Newmont Mining Corp.:
3.50%, 3/15/2022	25,000	25,784
4.88%, 3/15/2042	25,000	25,748
Steel Dynamics, Inc. 6.13%, 8/15/2019 (a)(b)	75,000	79,500
Teck Resources, Ltd. 5.20%, 3/1/2042	50,000	51,104
United States Steel Corp. 6.05%, 6/1/2017	75,000	78,562

		878,868

MULTI-UTILITIES — 0.9%
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	25,000	31,558
Nisource Finance Corp. 3.85%, 2/15/2023	50,000	51,381
Sempra Energy 2.30%, 4/1/2017	50,000	51,919

		134,858

MULTILINE RETAIL — 0.3%
Macy’s Retail Holdings, Inc. 3.88%, 1/15/2022	50,000	53,293

OFFICE ELECTRONICS — 0.3%
Xerox Corp. 4.50%, 5/15/2021	50,000	52,942

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

OIL, GAS & CONSUMABLE FUELS — 17.8%
Anadarko Petroleum Corp. 6.38%, 9/15/2017	$75,000	$89,587
Canadian Natural Resources, Ltd. 5.70%, 5/15/2017	75,000	88,348
Cenovus Energy, Inc.:
3.00%, 8/15/2022	25,000	25,533
4.45%, 9/15/2042	25,000	25,992
Chesapeake Energy Corp. 6.63%, 8/15/2020	125,000	134,063
Concho Resources, Inc. 8.63%, 10/1/2017	75,000	81,656
Consol Energy, Inc. 8.00%, 4/1/2017	75,000	81,188
Continental Resources, Inc. 5.00%, 9/15/2022	50,000	53,875
Denbury Resources, Inc. 8.25%, 2/15/2020	75,000	84,375
Devon Energy Corp. 3.25%, 5/15/2022	75,000	78,277
El Paso Natural Gas Co. 5.95%, 4/15/2017	125,000	144,522
Enbridge Energy Partners LP 5.20%, 3/15/2020	50,000	56,397
Encana Corp. 5.90%, 12/1/2017	75,000	89,328
Energy Transfer Equity LP 7.50%, 10/15/2020	75,000	86,625
Energy Transfer Partners LP 6.50%, 2/1/2042	50,000	61,217
Enterprise Products Operating LLC 5.20%, 9/1/2020	100,000	119,361
Hess Corp. 8.13%, 2/15/2019	50,000	65,805
Marathon Oil Corp. 2.80%, 11/1/2022	50,000	50,310
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 5.50%, 2/15/2023 (a)	50,000	54,250
Newfield Exploration Co. 7.13%, 5/15/2018	75,000	79,125
Nexen, Inc. 5.88%, 3/10/2035	25,000	30,904
NGPL PipeCo LLC 7.12%, 12/15/2017 (b)	75,000	81,750
ONEOK Partners LP:
2.00%, 10/1/2017	25,000	25,208
3.38%, 10/1/2022	25,000	25,476
Peabody Energy Corp. 6.00%, 11/15/2018	100,000	106,250
Phillips 66 4.30%, 4/1/2022 (b)	50,000	55,871
Pioneer Natural Resources Co. 6.65%, 3/15/2017	75,000	88,363
Plains All American Pipeline LP/PAA Finance Corp. 3.65%, 6/1/2022	25,000	26,466
Pride International, Inc. 6.88%, 8/15/2020	50,000	63,235
Range Resources Corp. 5.00%, 8/15/2022	50,000	52,250
Regency Energy Partners LP/Regency Energy Finance Corp. 5.50%, 4/15/2023 (a)	50,000	53,375
Rockies Express Pipeline LLC 6.85%, 7/15/2018 (b)	100,000	104,500
Suncor Energy, Inc. 6.10%, 6/1/2018	75,000	91,486
Tennessee Gas Pipeline Co. 7.00%, 3/15/2027	100,000	135,575
Tesoro Corp. 9.75%, 6/1/2019	50,000	57,000
Transocean, Inc. 6.80%, 3/15/2038	50,000	61,208
Valero Energy Corp. 6.13%, 2/1/2020	50,000	60,799
Western Gas Partners LP 4.00%, 7/1/2022	50,000	52,625
Williams Partners LP 5.25%, 3/15/2020	75,000	86,396

		2,808,571

PAPER & FOREST PRODUCTS — 0.4%
International Paper Co. 7.95%, 6/15/2018	50,000	64,641

PHARMACEUTICALS — 1.5%
Express Scripts Holding Co. 2.65%, 2/15/2017 (b)	100,000	103,939
Mylan, Inc. 7.88%, 7/15/2020 (b)	75,000	88,632
Watson Pharmaceuticals, Inc. 3.25%, 10/1/2022	50,000	51,042

		243,613

REAL ESTATE INVESTMENT TRUSTS — 2.8%
BioMed Realty LP 4.25%, 7/15/2022	50,000	52,161
Boston Properties LP 3.85%, 2/1/2023	50,000	52,524
EPR Properties 5.75%, 8/15/2022	50,000	51,846
ERP Operating LP 5.38%, 8/1/2016	50,000	56,919
HCP, Inc. 5.38%, 2/1/2021	50,000	56,938
Host Hotels & Resorts LP 5.88%, 6/15/2019	75,000	81,750
Weyerhaeuser Co. 7.38%, 10/1/2019	75,000	92,695

		444,833

ROAD & RAIL — 1.5%
Burlington Northern Santa Fe LLC 3.45%, 9/15/2021	100,000	107,622
CSX Corp. 4.40%, 3/1/2043	50,000	51,051
Norfolk Southern Corp. 3.25%, 12/1/2021	75,000	78,486

		237,159

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

SOFTWARE — 0.2%
Nuance Communications, Inc. 5.38%, 8/15/2020 (b)	$25,000	$26,125

SPECIALTY RETAIL — 2.8%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.25%, 8/20/2019	75,000	80,250
Best Buy Co., Inc. 3.75%, 3/15/2016	75,000	70,125
JC Penney Corp, Inc. 7.95%, 4/1/2017 (a)	50,000	48,000
Ltd Brands, Inc. 5.63%, 2/15/2022	100,000	108,750
QVC, Inc. 7.50%, 10/1/2019 (b)	50,000	55,166
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/1/2022	75,000	81,375

		443,666

THRIFTS & MORTGAGE FINANCE — 0.7%
Amsouth Bank 5.20%, 4/1/2015	100,000	104,500

TOBACCO — 1.0%
Altria Group, Inc.:
2.85%, 8/9/2022	75,000	74,215
9.70%, 11/10/2018	26,000	36,398
Reynolds American, Inc. 3.25%, 11/1/2022	50,000	50,225

		160,838

WIRELESS TELECOMMUNICATION SERVICES — 1.9%
Embarq Corp. 7.08%, 6/1/2016	100,000	117,158
Telecom Italia Capital SA 7.18%, 6/18/2019	75,000	87,038
Telefonica Emisiones SAU 3.99%, 2/16/2016	100,000	104,050

		308,246

TOTAL CORPORATE BONDS & NOTES —
(Cost $14,967,165)		15,502,688

	Shares
SHORT TERM INVESTMENT — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Liquid Reserves Fund 0.17% (c)(d)(e) (Cost $118,439)	118,439	118,439

TOTAL INVESTMENTS — 98.9% (f)
(Cost $15,085,604)		15,621,127
OTHER ASSETS & LIABILITIES — 1.1%		167,778

NET ASSETS — 100.0%		$15,788,905

(a)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 18.1% of net assets as of December 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2012 (Unaudited)

									SPDR Barclays
	SPDR Barclays			SPDR Barclays			SPDR Barclays		Issuer	SPDR Barclays
	1-3		SPDR Barclays	Intermediate	SPDR Barclays	SPDR Barclays	Intermediate	SPDR Barclays	Scored	Convertible
	Month	SPDR Barclays	Short Term Treasury	Term Treasury	Long Term Treasury	Short Term Corporate	Term Corporate	Long Term Corporate	Corporate	Securities
	T-Bill ETF	TIPS ETF	ETF	ETF	ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$1,295,837,978	$767,614,885	$2,991,054	$169,320,638	$62,920,496	$1,704,137,561	$342,844,860	$125,751,421	$28,935,768	$908,040,804
Investments in securities of affiliated issuers, at value (Note 3)	977,635	35,594,387	33,934	4,448,822	2,057,577	29,162,667	16,811,263	4,359,501	406,005	115,560,211

Total Investments	1,296,815,613	803,209,272	3,024,988	173,769,460	64,978,073	1,733,300,228	359,656,123	130,110,922	29,341,773	1,023,601,015
Receivable for investments sold	708,561,496	13,068,595	71,391	4,390,333	7,802,315	33,643,835	1,383,799	723,889	—	402,645
Receivable for fund shares sold	—	—	—	—	14,064,003	18,393,727	—	—	—	11,972,524
Dividends receivable	—	—	—	—	—	—	—	—	—	997,523
Interest receivable — unaffiliated issuers	—	3,935,938	12,087	785,174	581,694	16,593,248	3,670,186	1,620,384	325,325	3,079,350
Interest receivable — affiliated issuers	12,609	2,845	7	457	139	1,314	2,673	616	53	30,565

TOTAL ASSETS	2,005,389,718	820,216,650	3,108,473	178,945,424	87,426,224	1,801,932,352	364,712,781	132,455,811	29,667,151	1,040,083,622

LIABILITIES
Payable upon return of securities loaned	—	35,038,781	10,225	3,241,703	1,935,755	—	13,389,858	3,537,560	—	99,441,045
Payable for investments purchased	708,753,550	13,083,582	80,665	4,340,547	21,844,413	75,418,457	—	—	183,431	13,429,574
Distributions payable	—	342,246	1,858	1,018,301	104,954	3,281,956	1,508,657	883,884	166,676	8,512,448
Accrued advisory fee (Note 3)	154,622	122,382	308	19,567	5,936	179,174	44,001	16,684	4,004	302,708
Accrued trustees’ fees and expenses (Note 3)	2,886	1,327	10	365	158	2,052	517	179	42	1,385

TOTAL LIABILITIES	708,911,058	48,588,318	93,066	8,620,483	23,891,216	78,881,639	14,943,033	4,438,307	354,153	121,687,160

NET ASSETS	$1,296,478,660	$771,628,332	$3,015,407	$170,324,941	$63,535,008	$1,723,050,713	$349,769,748	$128,017,504	$29,312,998	$918,396,462

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$1,297,038,940	$700,971,811	$2,999,493	$163,007,523	$65,316,101	$1,711,862,007	$333,041,328	$120,555,901	$27,948,064	$920,449,768
Undistributed (distribution in excess of) net investment income	(610,550)	663,047	(645)	(152,487)	(98,837)	(773,713)	(571,446)	(230,328)	(14,249)	(8,838,671)
Accumulated net realized gain (loss) on investments	43,850	(1,536,355)	1,917	450,927	(481,289)	563,830	334,371	341,516	21,216	(29,366,256)
Net unrealized appreciation (depreciation) on:
Investments	6,420	71,529,829	14,642	7,018,978	(1,200,967)	11,398,589	16,965,495	7,350,415	1,357,967	36,151,621

NET ASSETS	$1,296,478,660	$771,628,332	$3,015,407	$170,324,941	$63,535,008	$1,723,050,713	$349,769,748	$128,017,504	$29,312,998	$918,396,462

NET ASSET VALUE PER SHARE
Net asset value per share	$45.81	$60.76	$30.15	$60.83	$70.59	$30.66	$34.63	$41.30	$32.57	$40.10

Shares outstanding (unlimited amount authorized, $0.01 par value)	28,300,461	12,700,225	100,000	2,800,168	900,000	56,200,000	10,100,072	3,100,000	900,000	22,900,000

COST OF INVESTMENTS:
Unaffiliated issuers	$1,295,831,558	$696,085,056	$2,976,412	$162,301,660	$64,121,463	$1,692,738,972	$325,879,365	$118,401,006	$27,577,801	$871,889,183
Affiliated issuers	977,635	35,594,387	33,934	4,448,822	2,057,577	29,162,667	16,811,263	4,359,501	406,005	115,560,211

Total cost of investments	$1,296,809,193	$731,679,443	$3,010,346	$166,750,482	$66,179,040	$1,721,901,639	$342,690,628	$122,760,507	$27,983,806	$987,449,394

* Includes investments in securities on loan, at value	$—	$34,251,038	$18,146	$3,970,254	$1,883,638	$—	$13,096,357	$3,440,454	$—	$97,561,626

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
December 31, 2012 (Unaudited)

				SPDR Nuveen
	SPDR Barclays		SPDR Nuveen	Barclays		SPDR Nuveen			SPDR Nuveen	SPDR DB International
	Mortgage	SPDR Barclays	Barclays	California	SPDR Nuveen	Barclays			Barclays	Government
	Backed	Aggregate	Municipal	Municipal	Barclays New York Municipal	Short Term Municipal	SPDR Nuveen S&P VRDO Municipal	SPDR Nuveen S&P High Yield Municipal	Build America	Inflation-Protected
	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$35,374,991	$604,763,091	$1,206,096,741	$100,467,430	$31,154,158	$1,594,334,662	$12,002,000	$190,741,032	$103,455,396	$1,573,551,094
Investments in securities of affiliated issuers, at value (Note 3)	38,719,815	224,162,102	15,641,428	505,467	7,748	5,250,628	2,387	507,486	860,046	20,886,384

Total Investments	74,094,806	828,925,193	1,221,738,169	100,972,897	31,161,906	1,599,585,290	12,004,387	191,248,518	104,315,442	1,594,437,478
Cash	—	3,500	—	—	—	—	—	—	—	—
Foreign currency, at value	—	—	—	—	—	—	—	—	—	2,606,416
Receivable for investments sold	—	1,280,600	—	—	—	—	—	—	—	—
Receivable for fund shares sold	—	—	7,267,663	—	—	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—	—	—	—	221,050
Interest receivable — unaffiliated issuers	62,405	3,578,272	14,336,654	1,144,313	356,598	19,218,097	2,598	2,341,521	1,392,919	8,869,939
Interest receivable — affiliated issuers	5,859	31,683	—	—	—	—	—	—	161	2,897
Receivable for when issued/ delayed securities	5,165,497	—	—	—	—	—	—	—	—	—
Due from Investment Adviser	—	27,484	75,764	—	—	—	—	8,356	—	—

TOTAL ASSETS	79,328,567	833,846,732	1,243,418,250	102,117,210	31,518,504	1,618,803,387	12,006,985	193,598,395	105,708,522	1,606,137,780

LIABILITIES
Payable upon return of securities loaned	—	23,709,085	—	—	—	—	—	—	—	—
Payable for when issued/delayed securities	40,456,234	183,287,058	3,248,850	—	—	—	—	—	—	—
Payable for investments purchased	—	859,465	6,557,925	—	—	—	—	—	443,986	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—	—	—	—	76,462
Payable for fund shares repurchased	2,728,445	—	—	—	—	—	—	—	—	—
Distributions payable	636,086	4,127,924	16,592,589	2,455,251	289,482	4,473,002	527	989,363	361,597	12,226,216
Deferred income for dollar rolls	6,610	30,877	—	—	—	—	—	—	—	—
Accrued advisory fee (Note 3)	6,672	97,602	316,123	17,459	5,387	276,705	1,967	81,564	30,792	636,366
Accrued trustees’ fees and expenses (Note 3)	73	1,126	2,109	153	53	2,855	27	178	199	2,311

TOTAL LIABILITIES	43,834,120	212,113,137	26,717,596	2,472,863	294,922	4,752,562	2,521	1,071,105	836,574	12,941,355

NET ASSETS	$35,494,447	$621,733,595	$1,216,700,654	$99,644,347	$31,223,582	$1,614,050,825	$12,004,464	$192,527,290	$104,871,948	$1,593,196,425

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$35,580,787	$601,485,188	$1,142,089,551	$92,393,561	$29,231,425	$1,592,595,572	$12,005,374	$181,609,740	$97,299,028	$1,488,955,966
Undistributed (distribution in excess of) net investment income	(36,912)	(819,033)	(1,637,672)	(99,456)	(24,873)	(1,251,850)	(910)	(95,994)	(185,233)	(10,692,731)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(109,686)	(398,836)	3,373,285	841,369	13,277	1,038,599	—	94,478	(91,950)	(28,984,238)
Net unrealized appreciation (depreciation) on:
Investments	60,258	21,466,276	72,875,490	6,508,873	2,003,753	21,668,504	—	10,919,066	7,850,103	143,515,981
Foreign currency	—	—	—	—	—	—	—	—	—	401,447

NET ASSETS	$35,494,447	$621,733,595	$1,216,700,654	$99,644,347	$31,223,582	$1,614,050,825	$12,004,464	$192,527,290	$104,871,948	$1,593,196,425

NET ASSET VALUE PER SHARE
Net asset value per share	$27.30	$58.65	$24.24	$24.30	$24.02	$24.27	$30.01	$58.34	$61.69	$63.22

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,300,000	10,600,132	50,202,072	4,100,128	1,300,010	66,502,164	400,000	3,300,000	1,700,000	25,200,483

COST OF INVESTMENTS:
Unaffiliated issuers	$35,314,733	$583,296,815	$1,133,221,251	$93,958,557	$29,150,405	$1,572,666,158	$12,002,000	$179,821,966	$95,605,293	$1,430,035,113
Affiliated issuers	38,719,815	224,162,102	15,641,428	505,467	7,748	5,250,628	2,387	507,486	860,046	20,886,384

Total cost of investments	$74,034,548	$807,458,917	$1,148,862,679	$94,464,024	$29,158,153	$1,577,916,786	$12,004,387	$180,329,452	$96,465,339	$1,450,921,497

Foreign currency, at cost	$—	$—	$—	$—	$—	$—	$—	$—	$—	$2,605,905

* Includes investments in securities on loan, at value	$—	$24,968,794	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
December 31, 2012 (Unaudited)

								SPDR BofA Merrill
	SPDR Barclays	SPDR Barclays	SPDR Barclays	SPDR Barclays			SPDR Barclays	Lynch Emerging	SPDR BofA Merrill
	Short Term International	International	International	Emerging			Investment	Markets	Lynch Crossover
	Treasury	Treasury	Corporate	Markets	SPDR Barclays	SPDR Barclays	Grade Floating	Corporate	Corporate
	Bond ETF	Bond ETF	Bond ETF	Local Bond ETF	High Yield Bond ETF	Short Term High Yield Bond ETF	Rate ETF	Bond ETF	Bond ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$249,588,315	$1,936,262,945	$113,142,226	$150,581,666	$12,230,831,994	$601,852,206	$14,582,791	$15,487,689	$15,502,688
Investments in securities of affiliated issuers, at value (Note 3)	472,660	4,706,555	389,070	370,836	89,849,182	20,631,422	1,994,283	268,442	118,439

Total Investments	250,060,975	1,940,969,500	113,531,296	150,952,502	12,320,681,176	622,483,628	16,577,074	15,756,131	15,621,127
Cash	—	—	—	—	681,275	—	—	—	—
Foreign currency, at value	2,974,247	25,609,432	706,421	1,047,867	—	—	—	—	—
Receivable for investments sold	17,742,594	13,668,685	17	—	58,668,291	5,028,311	—	—	—
Receivable for fund shares sold	—	—	—	—	—	15,158,955	—	—	—
Unrealized appreciation on forward currency contracts	—	—	49,873	12,090	—	—	—	—	—
Interest receivable — unaffiliated issuers	2,502,641	22,283,560	2,721,543	2,495,461	221,289,696	11,168,257	18,044	227,547	222,476
Interest receivable — affiliated issuers	201	279	84	77	21,069	1,757	324	39	77
Due from Investment Adviser	—	—	—	—	—	—	—	—	1,215

TOTAL ASSETS	273,280,658	2,002,531,456	117,009,234	154,507,997	12,601,341,507	653,840,908	16,595,442	15,983,717	15,844,895

LIABILITIES
Payable upon return of securities loaned	—	—	310,930	—	—	—	1,351,038	—	—
Payable for investments purchased	16,703,319	21,952,653	—	—	—	28,846,837	—	—	—
Unrealized depreciation on forward currency contracts	—	—	172,848	8,346	—	—	—	—	—
Payable for fund shares repurchased	—	—	—	—	28,396,665	—	—	—	—
Distributions payable	24,010	4,634,402	397,274	3,981,102	66,377,224	3,177,720	15,441	62,261	51,185
Accrued advisory fee (Note 3)	74,127	841,990	51,311	63,013	4,262,425	195,631	1,902	6,750	4,788
Accrued trustees’ fees and expenses (Note 3)	404	3,456	125	366	19,690	200	15	29	17

TOTAL LIABILITIES	16,801,860	27,432,501	932,488	4,052,827	99,056,004	32,220,388	1,368,396	69,040	55,990

NET ASSETS	$256,478,798	$1,975,098,955	$116,076,746	$150,455,170	$12,502,285,503	$621,620,520	$15,227,046	$15,914,677	$15,788,905

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$260,561,950	$1,876,435,333	$111,778,475	$147,260,461	$12,194,697,065	$618,010,644	$15,131,089	$15,056,183	$15,246,880
Undistributed (distribution in excess of) net investment income	(3,409,352)	(4,156,515)	215,828	535,870	(48,045,708)	(1,641,099)	(4,800)	(17,527)	(19,204)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(2,156,511)	(9,036,753)	(598,769)	(2,235,482)	(59,417,744)	(658,550)	713	61,333	25,706
Net unrealized appreciation (depreciation) on:
Investments	1,424,565	111,441,942	4,741,689	4,867,656	415,051,890	5,909,525	100,044	814,688	535,523
Foreign currency	58,146	414,948	(60,477)	26,665	—	—	—	—	—

NET ASSETS	$256,478,798	$1,975,098,955	$116,076,746	$150,455,170	$12,502,285,503	$621,620,520	$15,227,046	$15,914,677	$15,788,905

NET ASSET VALUE PER SHARE
Net asset value per share	$36.64	$60.96	$35.17	$32.01	$40.56	$30.32	$30.45	$31.83	$26.31

Shares outstanding (unlimited amount authorized, $0.01 par value)	7,000,000	32,400,019	3,300,000	4,700,000	308,223,812	20,500,000	500,000	500,000	600,000

COST OF INVESTMENTS:
Unaffiliated issuers	$248,163,750	$1,824,821,003	$108,400,537	$145,714,010	$11,815,780,104	$595,942,681	$14,482,747	$14,673,001	$14,967,165
Affiliated issuers	472,660	4,706,555	389,070	370,836	89,849,182	20,631,422	1,994,283	268,442	118,439

Total cost of investments	$248,636,410	$1,829,527,558	$108,789,607	$146,084,846	$11,905,629,286	$616,574,103	$16,477,030	$14,941,443	$15,085,604

Foreign currency, at cost	$2,970,497	$25,626,222	$706,608	$1,052,934	$—	$—	$—	$—	$—

* Includes investments in securities on loan, at value	$—	$—	$307,061	$—	$—	$—	$1,322,452	$—	$—

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2012 (Unaudited)

									SPDR Barclays
	SPDR Barclays			SPDR Barclays			SPDR Barclays		Issuer	SPDR Barclays
	1-3		SPDR Barclays	Intermediate	SPDR Barclays	SPDR Barclays	Intermediate	SPDR Barclays	Scored	Convertible
	Month	SPDR Barclays	Short Term Treasury	Term Treasury	Long Term Treasury	Short Term Corporate	Term Corporate	Long Term Corporate	Corporate	Securities
	T-Bill ETF	TIPS ETF	ETF	ETF	ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers* (Note 2)	$531,115	$4,889,082	$9,396	$1,517,834	$737,869	$10,531,705	$4,927,444	$2,703,610	$486,797	$134,194
Interest income on securities of affiliated issuers (Note 3)	712	1,063	21	673	177	11,465	1,942	976	532	4,674
Dividend income (Note 2)	—	—	—	—	—	—	—	—	—	7,062,059
Affiliated securities lending — net (Note 3 and Note 8)	134,333	12,507	21	3,883	901	—	15,624	3,489	—	204,976

TOTAL INVESTMENT INCOME	666,160	4,902,652	9,438	1,522,390	738,947	10,543,170	4,945,010	2,708,075	487,329	7,405,903

EXPENSES
Advisory fee (Note 3)	887,249	708,160	2,181	122,959	38,723	885,357	236,663	90,734	22,471	1,682,584
Trustees’ fees and expenses (Note 3)	17,299	8,404	29	2,438	748	12,061	3,302	1,099	284	9,763

TOTAL EXPENSES	904,548	716,564	2,210	125,397	39,471	897,418	239,965	91,833	22,755	1,692,347

NET INVESTMENT INCOME (LOSS)	(238,388)	4,186,088	7,228	1,396,993	699,476	9,645,752	4,705,045	2,616,242	464,574	5,713,556

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	56,031	4,838,595	16,702	1,731,507	2,340,974	1,513,797	687,059	2,238,733	72,174	5,978,707
Net change in unrealized appreciation (depreciation) on:
Investments	(8,620)	11,917,953	(2,439)	(2,051,556)	(4,199,316)	11,871,210	6,822,096	1,396,369	464,405	61,957,373

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	47,411	16,756,548	14,263	(320,049)	(1,858,342)	13,385,007	7,509,155	3,635,102	536,579	67,936,080

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(190,977)	$20,942,636	$21,491	$1,076,944	$(1,158,866)	$23,030,759	$12,214,200	$6,251,344	$1,001,153	$73,649,636

*	Includes all amortization of premium and accretion of market discount. A Fund may treat amortization or accretion differently for tax purposes.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended December 31, 2012 (Unaudited)

				SPDR Nuveen
	SPDR Barclays		SPDR Nuveen	Barclays		SPDR Nuveen			SPDR Nuveen	SPDR DB International
	Mortgage	SPDR Barclays	Barclays	California	SPDR Nuveen	Barclays			Barclays	Government
	Backed	Aggregate	Municipal	Municipal	Barclays New York Municipal	Short Term Municipal	SPDR Nuveen S&P VRDO Municipal	SPDR Nuveen S&P High Yield Municipal	Build America	Inflation-Protected
	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers* (Note 2)	$75,621	$5,248,281	$17,592,409	$1,563,161	$468,572	$10,723,542	$21,274	$3,892,431	$2,441,242	$24,592,019
Interest income on securities of affiliated issuers (Note 3)	39,797	182,014	—	—	—	—	—	—	513	3,730
Affiliated securities lending — net (Note 3 and Note 8)	—	20,656	—	—	—	—	—	—	—	—
Foreign taxes withheld	—	—	—	—	—	—	—	—	—	(111,501)

TOTAL INVESTMENT INCOME	115,418	5,450,951	17,592,409	1,563,161	468,572	10,723,542	21,274	3,892,431	2,441,755	24,484,248

EXPENSES
Advisory fee (Note 3)	41,117	574,473	1,802,525	97,860	30,568	1,616,540	12,713	368,686	186,038	3,422,232
Trustees’ fees and expenses (Note 3)	470	6,419	13,495	1,039	345	18,708	166	1,155	1,080	15,707
Miscellaneous expenses	—	—	—	—	—	312	—	—	—	2,055

TOTAL EXPENSES	41,587	580,892	1,816,020	98,899	30,913	1,635,560	12,879	369,841	187,118	3,439,994

Expenses waived by Adviser (Note 3)	—	(162,103)	(434,084)	—	—	—	—	(38,024)	—	—

NET INVESTMENT INCOME	73,831	5,032,162	16,210,473	1,464,262	437,659	9,087,982	8,395	3,560,614	2,254,637	21,044,254

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	114,186	1,255,710	10,910,783	2,097,600	68,897	2,460,861	—	(58,007)	1,688,143	7,163,147
Foreign currency transactions	—	—	—	—	—	—	—	—	—	(822,032)
Net change in unrealized appreciation (depreciation) on:
Investments	6,195	3,660,295	7,947,469	(1,300)	469,377	(6,233,524)	—	5,636,531	1,135,903	93,978,592
Foreign currency transactions	—	—	—	—	—	—	—	—	—	537,500
Forward foreign currency contracts	—	—	—	—	—	—	—	—	—	144,588

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	120,381	4,916,005	18,858,252	2,096,300	538,274	(3,772,663)	—	5,578,524	2,824,046	101,001,795

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$194,212	$9,948,167	$35,068,725	$3,560,562	$975,933	$5,315,319	$8,395	$9,139,138	$5,078,683	$122,046,049

*	Includes all amortization of premium and accretion of market discount. A Fund may treat amortization or accretion differently for tax purposes.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended December 31, 2012 (Unaudited)

								SPDR BofA Merrill
	SPDR Barclays	SPDR Barclays	SPDR Barclays	SPDR Barclays			SPDR Barclays	Lynch Emerging	SPDR BofA Merrill
	Short Term International	International	International	Emerging			Investment	Markets	Lynch Crossover
	Treasury	Treasury	Corporate	Markets	SPDR Barclays	SPDR Barclays	Grade Floating	Corporate	Corporate
	Bond ETF	Bond ETF	Bond ETF	Local Bond ETF	High Yield Bond ETF	Short Term High Yield Bond ETF	Rate ETF	Bond ETF	Bond ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers* (Note 2)	$1,862,249	$25,821,342	$1,370,197	$5,826,223	$423,393,353	$11,626,279	$89,669	$360,985	$273,144
Interest income on securities of affiliated issuers (Note 3)	382	2,116	53	3,766	113,444	6,482	207	168	143
Affiliated securities lending — net (Note 3 and Note 8)	1,456	10,182	365	7,308	—	—	676	—	—
Foreign taxes withheld	(28,156)	—	(434)	(1,052)	—	—	—	—	—

TOTAL INVESTMENT INCOME	1,835,931	25,833,640	1,370,181	5,836,245	423,506,797	11,632,761	90,552	361,153	273,287

EXPENSES
Advisory fee (Note 3)	412,950	4,860,864	243,434	528,572	24,115,582	675,734	8,544	39,433	24,815
Trustees’ fees and expenses (Note 3)	2,827	22,176	850	1,973	133,250	1,355	71	109	75
Miscellaneous expenses	124	38	—	—	25	—	—	—	—

TOTAL EXPENSES	415,901	4,883,078	244,284	530,545	24,248,857	677,089	8,615	39,542	24,890

Expenses waived by Adviser (Note 3)	—	—	—	—	—	—	—	—	(6,279)

NET INVESTMENT INCOME	1,420,030	20,950,562	1,125,897	5,305,700	399,257,940	10,955,672	81,937	321,611	254,676

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(1,822,963)	550,307	(103,002)	(38,032)	61,646,458	(628,048)	(235)	61,333	25,579
Foreign currency transactions	81,301	22,948	(251,996)	(516,772)	—	—	—	—	—
Forward foreign currency contracts	—	—	(4,319)	(106)	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	5,480,920	58,695,302	7,476,139	10,864,318	418,330,196	7,140,174	44,643	846,757	452,890
Foreign currency transactions	45,380	770,548	77,843	103,469	—	—	—	—	—
Forward foreign currency contracts	—	—	(70,387)	(98,204)	—	—	—	—	—

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	3,784,638	60,039,105	7,124,278	10,314,673	479,976,654	6,512,126	44,408	908,090	478,469

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,204,668	$80,989,667	$8,250,175	$15,620,373	$879,234,594	$17,467,798	$126,345	$1,229,701	$733,145

*	Includes all amortization of premium and accretion of market discount. A Fund may treat amortization or accretion differently for tax purposes.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Barclays 1-3
	Month T-Bill ETF		SPDR Barclays TIPS ETF		SPDR Barclays Short Term Treasury ETF		SPDR Barclays Intermediate Term Treasury ETF		SPDR Barclays Long Term Treasury ETF
	Six Months Ended		Six Months Ended		Six Months Ended	For the Period	Six Months Ended		Six Months Ended
	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	11/30/11*-	12/31/12	Year Ended	12/31/12	Year Ended
	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(238,388)	$(1,456,928)	$4,186,088	$15,312,592	$7,228	$11,779	$1,396,993	$3,763,583	$699,476	$1,292,160
Net realized gain (loss) on investments	56,031	96,661	4,838,595	12,842,797	16,702	492	1,731,507	3,892,875	2,340,974	4,766,278
Net change in unrealized appreciation (depreciation) on investments	(8,620)	2,669	11,917,953	33,373,503	(2,439)	17,081	(2,051,556)	3,458,846	(4,199,316)	3,646,359

Net increase (decrease) in net assets resulting from operations	(190,977)	(1,357,598)	20,942,636	61,528,892	21,491	29,352	1,076,944	11,115,304	(1,158,866)	9,704,797

Net equalization credits and charges (Note 2)	262,949	97,950	(51,164)	509,896	(159)	—	(27,096)	(25,281)	(21,363)	92,288

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(69,285)	(6,653,402)	(16,640,248)	(9,739)	(9,913)	(1,625,779)	(3,826,971)	(810,173)	(1,326,817)
Net realized gains	—	—	—	—	—	—	(799,563)	(577,337)	—	—

Total distributions to shareholders	—	(69,285)	(6,653,402)	(16,640,248)	(9,739)	(9,913)	(2,425,342)	(4,404,308)	(810,173)	(1,326,817)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	700,945,048	4,698,827,830	54,427,592	343,537,124	—	6,000,000	—	18,205,265	64,534,078	73,816,628
Cost of shares redeemed	(943,787,833)	(4,166,704,643)	(30,072,969)	(93,538,401)	(3,015,784)	—	(24,543,102)	(42,635,334)	(63,874,032)	(39,838,710)
Net income equalization (Note 2)	(262,949)	(97,950)	51,164	(509,896)	159	—	27,096	25,281	21,363	(92,288)
Other capital (Note 4)	—	—	—	5,814	—	—	—	6,116	—	—

Net increase (decrease) in net assets from beneficial interest transactions	(243,105,734)	532,025,237	24,405,787	249,494,641	(3,015,625)	6,000,000	(24,516,006)	(24,398,672)	681,409	33,885,630

Net increase (decrease) in net assets during the period	(243,033,762)	530,696,304	38,643,857	294,893,181	(3,004,032)	6,019,439	(25,891,500)	(17,712,957)	(1,308,993)	42,355,898
Net assets at beginning of period	1,539,512,422	1,008,816,118	732,984,475	438,091,294	6,019,439	—	196,216,441	213,929,398	64,844,001	22,488,103

NET ASSETS END OF PERIOD (1)	$1,296,478,660	$1,539,512,422	$771,628,332	$732,984,475	$3,015,407	$6,019,439	$170,324,941	$196,216,441	$63,535,008	$64,844,001

SHARES OF BENEFICIAL INTEREST:
Shares sold	15,300,000	102,500,000	900,000	5,900,000	—	200,000	—	300,000	900,000	1,100,000
Shares redeemed	(20,600,000)	(90,900,000)	(500,000)	(1,600,000)	(100,000)	—	(400,000)	(700,000)	(900,000)	(600,000)

Net increase (decrease)	(5,300,000)	11,600,000	400,000	4,300,000	(100,000)	200,000	(400,000)	(400,000)	—	500,000

(1) Including undistributed (distribution in excess of) net investment income	$(610,550)	$(372,162)	$663,047	$3,130,361	$(645)	$1,866	$(152,487)	$76,299	$(98,837)	$11,860

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays Short Term Corporate Bond ETF		SPDR Barclays Intermediate Term Corporate Bond ETF		SPDR Barclays Long Term Corporate Bond ETF		SPDR Barclays Issuer Scored Corporate Bond ETF		SPDR Barclays Convertible Securities ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	Year Ended
	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,645,752	$9,165,882	$4,705,045	$7,549,058	$2,616,242	$3,076,755	$464,574	$659,614	$5,713,556	$7,604,122
Net realized gain (loss) on investments	1,513,797	1,656,152	687,059	483,806	2,238,733	191,607	72,174	38,649	5,978,707	15,447,903
Net change in unrealized appreciation (depreciation) on investments	11,871,210	(2,643,868)	6,822,096	6,208,322	1,396,369	5,249,857	464,405	770,608	61,957,373	(78,948,329)

Net increase (decrease) in net assets resulting from operations	23,030,759	8,178,166	12,214,200	14,241,186	6,251,344	8,518,219	1,001,153	1,468,871	73,649,636	(55,896,304)

Net equalization credits and charges (Note 2)	234,044	348,584	88,157	126,041	67,129	112,231	14,206	5,425	(42,196)	(86,216)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(11,305,466)	(8,595,101)	(5,547,393)	(7,474,239)	(3,030,424)	(3,007,660)	(540,137)	(640,917)	(22,469,462)	(26,426,564)
Net realized gains	(1,495,862)	(781,714)	(676,058)	(657,849)	(417,976)	—	(89,607)	—	—	(9,742,085)

Total distributions to shareholders	(12,801,328)	(9,376,815)	(6,223,451)	(8,132,088)	(3,448,400)	(3,007,660)	(629,744)	(640,917)	(22,469,462)	(36,168,649)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	606,826,412	847,040,810	62,338,717	83,502,549	53,428,275	50,429,117	6,488,884	9,330,175	138,698,821	212,781,925
Cost of shares redeemed	—	(79,000,558)	—	—	(16,460,139)	(3,986,157)	—	—	(55,121,525)	(263,818,524)
Net income equalization (Note 2)	(234,044)	(348,584)	(88,157)	(126,041)	(67,129)	(112,231)	(14,206)	(5,425)	42,196	86,216
Other capital (Note 4)	562,603	665,278	152,761	111,134	412,698	327,188	35,689	51,316	58,655	109,541

Net increase (decrease) in net assets from beneficial interest transactions	607,154,971	768,356,946	62,403,321	83,487,642	37,313,705	46,657,917	6,510,367	9,376,066	83,678,147	(50,840,842)

Net increase (decrease) in net assets during the period	617,618,446	767,506,881	68,482,227	89,722,781	40,183,778	52,280,707	6,895,982	10,209,445	134,816,125	(142,992,011)
Net assets at beginning of period	1,105,432,267	337,925,386	281,287,521	191,564,740	87,833,726	35,553,019	22,417,016	12,207,571	783,580,337	926,572,348

NET ASSETS END OF PERIOD (1)	$1,723,050,713	$1,105,432,267	$349,769,748	$281,287,521	$128,017,504	$87,833,726	$29,312,998	$22,417,016	$918,396,462	$783,580,337

SHARES OF BENEFICIAL INTEREST:
Shares sold	19,800,000	27,900,000	1,800,000	2,500,000	1,300,000	1,300,000	200,000	300,000	3,500,000	5,500,000
Shares redeemed	—	(2,600,000)	—	—	(400,000)	(100,000)	—	—	(1,400,000)	(7,000,000)

Net increase (decrease)	19,800,000	25,300,000	1,800,000	2,500,000	900,000	1,200,000	200,000	300,000	2,100,000	(1,500,000)

(1) Including undistributed (distribution in excess of) net investment income	$(773,713)	$886,001	$(571,446)	$270,902	$(230,328)	$183,854	$(14,249)	$61,314	$(8,838,671)	$7,917,235

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays Mortgage Backed Bond ETF		SPDR Barclays Aggregate Bond ETF		SPDR Nuveen Barclays Municipal Bond ETF		SPDR Nuveen Barclays California Municipal Bond ETF		SPDR Nuveen Barclays New York Municipal Bond ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	Year Ended
	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$73,831	$523,463	$5,032,162	$7,615,534	$16,210,473	$31,012,156	$1,464,262	$2,841,773	$437,659	$876,530
Net realized gain (loss) on investments	114,186	1,123,279	1,255,710	3,520,250	10,910,783	16,459,767	2,097,600	1,029,518	68,897	339,723
Net change in unrealized appreciation (depreciation) on investments	6,195	(81,520)	3,660,295	11,336,859	7,947,469	42,753,645	(1,300)	5,959,895	469,377	1,253,655

Net increase in net assets resulting from operations	194,212	1,565,222	9,948,167	22,472,643	35,068,725	90,225,568	3,560,562	9,831,186	975,933	2,469,908

Net equalization credits and charges (Note 2)	41	315	9,591	262,979	91,737	236,549	20,510	4,440	5,298	1,401

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(100,362)	(547,777)	(5,906,247)	(7,551,717)	(19,072,988)	(30,903,162)	(1,696,512)	(2,820,526)	(516,308)	(873,962)
Net realized gains	(628,923)	(781,622)	(3,313,336)	(2,701,732)	(13,923,826)	(2,760,920)	(2,219,662)	(75,264)	(215,588)	—

Total distributions to shareholders	(729,285)	(1,329,399)	(9,219,583)	(10,253,449)	(32,996,814)	(33,664,082)	(3,916,174)	(2,895,790)	(731,896)	(873,962)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,782,633	24,935,769	23,566,930	354,570,466	120,582,579	290,172,530	17,335,703	9,541,167	2,422,540	2,385,699
Cost of shares redeemed	(5,502,865)	(22,005,784)	—	(29,119,079)	(41,672,250)	(84,616,202)	(2,530,257)	(4,510,237)	—	—
Net income equalization (Note 2)	(41)	(315)	(9,591)	(262,979)	(91,737)	(236,549)	(20,510)	(4,440)	(5,298)	(1,401)
Other capital (Note 4)	4,143	23,471	3,146	325,878	122,050	23,264	1,232	1,210	—	—

Net increase (decrease) in net assets from beneficial interest transactions	(2,716,130)	2,953,141	23,560,485	325,514,286	78,940,642	205,343,043	14,786,168	5,027,700	2,417,242	2,384,298

Net increase (decrease) in net assets during the period	(3,251,162)	3,189,279	24,298,660	337,996,459	81,104,290	262,141,078	14,451,066	11,967,536	2,666,577	3,981,645
Net assets at beginning of period	38,745,609	35,556,330	597,434,935	259,438,476	1,135,596,364	873,455,286	85,193,281	73,225,745	28,557,005	24,575,360

NET ASSETS END OF PERIOD (1)	$35,494,447	$38,745,609	$621,733,595	$597,434,935	$1,216,700,654	$1,135,596,364	$99,644,347	$85,193,281	$31,223,582	$28,557,005

SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	900,000	400,000	6,100,000	4,900,000	12,200,000	700,000	400,000	100,000	100,000
Shares redeemed	(200,000)	(800,000)	—	(500,000)	(1,700,000)	(3,600,000)	(100,000)	(200,000)	—	—

Net increase (decrease)	(100,000)	100,000	400,000	5,600,000	3,200,000	8,600,000	600,000	200,000	100,000	100,000

(1) Including undistributed (distribution in excess of) net investment income	$(36,912)	$(10,381)	$(819,033)	$55,052	$(1,637,672)	$1,224,843	$(99,456)	$132,794	$(24,873)	$53,776

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Nuveen Barclays Short Term Municipal Bond ETF		SPDR Nuveen S&P VRDO Municipal Bond ETF		SPDR Nuveen S&P High Yield Municipal Bond ETF		SPDR Nuveen Barclays Build America Bond ETF		SPDR DB International Government Inflation-Protected Bond ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	Year Ended
	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,087,982	$19,220,280	$8,395	$64,203	$3,560,614	$3,248,829	$2,254,637	$2,332,182	$21,044,254	$55,337,568
Net realized gain (loss) on investments and foreign currency transactions	2,460,861	6,603,624	—	—	(58,007)	618,150	1,688,143	106,607	6,341,115	(30,994,486)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(6,233,524)	6,882,043	—	—	5,636,531	3,518,679	1,135,903	6,024,659	94,660,680	(44,755,707)

Net increase (decrease) in net assets resulting from operations	5,315,319	32,705,947	8,395	64,203	9,139,138	7,385,658	5,078,683	8,463,448	122,046,049	(20,412,625)

Net equalization credits and charges (Note 2)	42,120	151,424	(74)	2,062	160,719	99,234	(1,551)	155,278	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(10,738,733)	(19,407,131)	(10,386)	(71,881)	(3,978,612)	(3,013,802)	(2,600,395)	(2,280,069)	(36,280,277)	(45,531,927)
Net realized gains	(3,057,836)	(2,438,920)	—	—	(258,139)	(112,155)	—	—	—	—

Total distributions to shareholders	(13,796,569)	(21,846,051)	(10,386)	(71,881)	(4,236,751)	(3,125,957)	(2,600,395)	(2,280,069)	(36,280,277)	(45,531,927)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	112,387,612	321,334,173	—	6,003,938	92,316,628	49,256,420	12,460,105	65,278,517	232,967,435	175,261,911
Cost of shares redeemed	(29,247,765)	(92,537,497)	(3,001,200)	—	—	(5,269,471)	(12,150,356)	—	—	(197,452,173)
Net income equalization (Note 2)	(42,120)	(151,424)	74	(2,062)	(160,719)	(99,234)	1,551	(155,278)	—	—
Other capital (Note 4)	87,808	45,126	—	1,501	25,351	10,849	6,231	32,639	698,902	1,047,730

Net increase (decrease) in net assets from beneficial interest transactions	83,185,535	228,690,378	(3,001,126)	6,003,377	92,181,260	43,898,564	317,531	65,155,878	233,666,337	(21,142,532)

Net increase (decrease) in net assets during the period	74,746,405	239,701,698	(3,003,191)	5,997,761	97,244,366	48,257,499	2,794,268	71,494,535	319,432,109	(87,087,084)
Net assets at beginning of period	1,539,304,420	1,299,602,722	15,007,655	9,009,894	95,282,924	47,025,425	102,077,680	30,583,145	1,273,764,316	1,360,851,400

NET ASSETS END OF PERIOD (1)	$1,614,050,825	$1,539,304,420	$12,004,464	$15,007,655	$192,527,290	$95,282,924	$104,871,948	$102,077,680	$1,593,196,425	$1,273,764,316

SHARES OF BENEFICIAL INTEREST:
Shares sold	4,600,000	13,200,000	—	200,000	1,600,000	900,000	200,000	1,100,000	3,700,000	2,900,000
Shares redeemed	(1,200,000)	(3,800,000)	(100,000)	—	—	(100,000)	(200,000)	—	—	(3,400,000)

Net increase (decrease)	3,400,000	9,400,000	(100,000)	200,000	1,600,000	800,000	—	1,100,000	3,700,000	(500,000)

(1) Including undistributed (distribution in excess of) net investment income	$(1,251,850)	$398,901	$(910)	$1,081	$(95,994)	$322,004	$(185,233)	$160,525	$(10,692,731)	$4,543,292

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays Short Term International Treasury Bond ETF		SPDR Barclays International Treasury Bond ETF		SPDR Barclays International Corporate Bond ETF		SPDR Barclays Emerging Markets Local Bond ETF		SPDR Barclays High Yield Bond ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	Year Ended	12/31/12	Year Ended
	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,420,030	$3,516,452	$20,950,562	$38,500,559	$1,125,897	$1,785,363	$5,305,700	$4,717,343	$399,257,940	$681,120,977
Net realized gain (loss) on investments and foreign currency transactions	(1,741,662)	(4,179,081)	573,255	15,866,538	(359,317)	(1,035,480)	(554,910)	(2,128,424)	61,646,458	117,795,768
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	5,526,300	(14,392,259)	59,465,850	(63,441,435)	7,483,595	(4,228,625)	10,869,583	(6,319,124)	418,330,196	(141,094,309)

Net increase (decrease) in net assets resulting from operations	5,204,668	(15,054,888)	80,989,667	(9,074,338)	8,250,175	(3,478,742)	15,620,373	(3,730,205)	879,234,594	657,822,436

Net equalization credits and charges (Note 2)	—	—	—	—	—	—	—	—	5,401,638	14,470,021

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(24,010)	(7,810,394)	(24,170,564)	(62,242,574)	(1,100,232)	(1,118,887)	(7,805,844)	(673,556)	(469,421,529)	(674,892,495)
Net realized gains	—	—	—	—	(77,543)	—	(54,938)	—	—	(60,929,098)

Total distributions to shareholders	(24,010)	(7,810,394)	(24,170,564)	(62,242,574)	(1,177,775)	(1,118,887)	(7,860,782)	(673,556)	(469,421,529)	(735,821,593)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	25,760,016	48,195,018	163,582,006	512,721,724	37,736,666	36,547,501	53,834,939	171,145,924	3,475,885,398	8,535,471,169
Cost of shares redeemed	—	(50,986,915)	(108,623,292)	(162,493,818)	—	(13,166,413)	(108,729,909)	—	(2,168,730,145)	(4,598,599,185)
Net income equalization (Note 2)	—	—	—	—	—	—	—	—	(5,401,638)	(14,470,021)
Other capital (Note 4)	15,029	73,772	395,669	940,934	123,828	152,127	561,030	1,723,336	4,782,439	6,123,944

Net increase (decrease) in net assets from beneficial interest transactions	25,775,045	(2,718,125)	55,354,383	351,168,840	37,860,494	23,533,215	(54,333,940)	172,869,260	1,306,536,054	3,928,525,907

Net increase (decrease) in net assets during the period	30,955,703	(25,583,407)	112,173,486	279,851,928	44,932,894	18,935,586	(46,574,349)	168,465,499	1,721,750,757	3,864,996,771
Net assets at beginning of period	225,523,095	251,106,502	1,862,925,469	1,583,073,541	71,143,852	52,208,266	197,029,519	28,564,020	10,780,534,746	6,915,537,975

NET ASSETS END OF PERIOD (1)	$256,478,798	$225,523,095	$1,975,098,955	$1,862,925,469	$116,076,746	$71,143,852	$150,455,170	$197,029,519	$12,502,285,503	$10,780,534,746

SHARES OF BENEFICIAL INTEREST:
Shares sold	700,000	1,300,000	2,700,000	8,600,000	1,100,000	1,100,000	1,700,000	5,500,000	87,000,000	221,200,000
Shares redeemed	—	(1,400,000)	(1,800,000)	(2,700,000)	—	(400,000)	(3,400,000)	—	(54,100,000)	(119,300,000)

Net increase (decrease)	700,000	(100,000)	900,000	5,900,000	1,100,000	700,000	(1,700,000)	5,500,000	32,900,000	101,900,000

(1) Including undistributed (distribution in excess of) net investment income	$(3,409,352)	$(4,805,372)	$(4,156,515)	$(936,513)	$215,828	$190,163	$535,870	$3,036,014	$(48,045,708)	$22,117,866

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays Short Term High Yield Bond ETF		SPDR Barclays Investment Grade Floating Rate ETF		SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF		SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
	Six Months Ended	For the Period	Six Months Ended	For the Period	Six Months Ended	For the Period	Six Months Ended	For the Period
	12/31/12	3/14/12*-	12/31/12	11/30/11*-	12/31/12	6/18/12*-	12/31/12	6/18/12*-
	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12	(Unaudited)	6/30/12

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,955,672	$1,639,503	$81,937	$75,182	$321,611	$16,655	$254,676	$12,013
Net realized gain (loss) on investments	(628,048)	(289,666)	(235)	948	61,333	—	25,579	127
Net change in unrealized appreciation (depreciation) on investments	7,140,174	(1,230,649)	44,643	55,401	846,757	(32,069)	452,890	82,633

Net increase (decrease) in net assets resulting from operations	17,467,798	119,188	126,345	131,531	1,229,701	(15,414)	733,145	94,773

Net equalization credits and charges (Note 2)	1,394,054	248,040	3,029	1,730	—	—	13,218	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(13,125,180)	(1,111,094)	(97,564)	(64,355)	(355,793)	—	(285,893)	—

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	482,669,248	155,091,837	6,091,935	9,030,831	—	15,000,000	5,220,776	10,000,000
Cost of shares redeemed	—	(20,379,391)	—	—	—	—	—	—
Net income equalization (Note 2)	(1,394,054)	(248,040)	(3,029)	(1,730)	—	—	(13,218)	—
Other capital (Note 4)	643,084	245,030	8,323	—	—	56,183	26,104	—

Net increase (decrease) in net assets from beneficial interest transactions	481,918,278	134,709,436	6,097,229	9,029,101	—	15,056,183	5,233,662	10,000,000

Net increase in net assets during the period	487,654,950	133,965,570	6,129,039	9,098,007	873,908	15,040,769	5,694,132	10,094,773
Net assets at beginning of period	133,965,570	—	9,098,007	—	15,040,769	—	10,094,773	—

NET ASSETS END OF PERIOD (1)	$621,620,520	$133,965,570	$15,227,046	$9,098,007	$15,914,677	$15,040,769	$15,788,905	$10,094,773

SHARES OF BENEFICIAL INTEREST:
Shares sold	16,000,000	5,200,000	200,000	300,000	—	500,000	200,000	400,000
Shares redeemed	—	(700,000)	—	—	—	—	—	—

Net increase (decrease)	16,000,000	4,500,000	200,000	300,000	—	500,000	200,000	400,000

(1) Including undistributed (distribution in excess of) net investment income	$(1,641,099)	$528,409	$(4,800)	$10,827	$(17,527)	$16,655	$(19,204)	$12,013

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Barclays 1-3 Month T-Bill ETF										SPDR Barclays TIPS ETF
	Six Months										Six Months
	Ended										Ended
	12/31/12		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended	12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/12		6/30/11		6/30/10		6/30/09	6/30/08	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08

Net asset value, beginning of period	$45.82		$45.85		$45.85		$45.86		$45.88	$45.96	$59.59		$54.76	$52.74	$49.74	$52.00	$47.88

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(1)	(0.04	)(1)	0.00	(1)(2)	0.00	(1)(2)	0.23 (1)	1.32	0.33	(1)	1.53 (1)	2.21 (1)	1.78 (1)	0.54 (1)	2.86
Net realized and unrealized gain (loss) (3)	(0.01)		0.01		0.00	(2)	0.00	(2)	0.11	0.03	1.37		4.93	1.70	2.78	(1.19)	4.24

Total from investment operations	(0.02)		(0.03)		0.00	(2)	0.00	(2)	0.34	1.35	1.70		6.46	3.91	4.56	(0.65)	7.10

Net equalization credits and charges (1)	0.01		0.00	(2)	0.00	(2)	0.00	(2)	0.02	0.09	(0.00	)(2)	0.05	0.01	0.01	0.07	(0.12)

Other Capital (1)	—		—		—		—		—	—	—		0.00 (2)	—	—	0.00 (2)	—

Distributions to shareholders from:
Net investment income	—		0.00	(2)	—		0.00	(2)	(0.37)	(1.52)	(0.53)		(1.68)	(1.90)	(1.57)	(1.68)	(2.86)
Net realized gains	—		—		—		0.00	(2)	(0.01)	—	—		—	—	—	—	—
Return of capital	—		—		—		(0.01)		—	—	—		—	—	—	—	—

Total distributions	—		—		—		(0.01)		(0.38)	(1.52)	(0.53)		(1.68)	(1.90)	(1.57)	(1.68)	(2.86)

Net asset value, end of period	$45.81		$45.82		$45.85		$45.85		$45.86	$45.88	$60.76		$59.59	$54.76	$52.74	$49.74	$52.00

Total return (4)	(0.01)%		(0.08)%		0.01%		0.00	%(5)	0.79%	3.18%	2.84%		12.03%	7.55%	9.33%	(1.11)%	14.96%
Net assets, end of period (in 000’s)	$1,296,479		$1,539,512		$1,008,816		$1,054,532		$985,943	$284,435	$771,628		$732,984	$438,091	$379,749	$288,501	$93,602
Ratio of expenses to average net assets	0.14	%(6)	0.14%		0.15%		0.14%		0.14%	0.14%	0.19	%(6)	0.19%	0.20%	0.19%	0.19%	0.19%
Ratio of net investment income (loss) to average net assets	(0.04	)%(6)	(0.09)%		0.00	%(5)	0.00	%(5)	0.49%	2.72%	1.09	%(6)	2.62%	4.12%	3.48%	1.11%	6.49%
Portfolio turnover rate (7)	290%		619%		628%		623%		692%	583%	10%		23%	21%	18%	21%	16%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amount is less than $0.005 per share.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Amount is less than 0.005% per share.
(6)	Annualized
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Short Term Treasury ETF				SPDR Barclays Intermediate Term Treasury ETF
	Six Months		For the		Six Months
	Ended		Period		Ended
	12/31/12		11/30/11*-		12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/12		(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08

Net asset value, beginning of period	$30.10		$30.00		$61.31		$59.42	$59.19	$57.22	$55.32	$52.56

Income (loss) from investment operations:
Net investment income	0.06	(1)	0.06	(1)	0.47	(1)	1.07 (1)	1.17 (1)	1.19 (1)	1.43 (1)	2.06
Net realized and unrealized gain (loss) (2)	0.07		0.09		(0.10)		2.07	0.37	2.02	1.92	2.81

Total from investment operations	0.13		0.15		0.37		3.14	1.54	3.21	3.35	4.87

Net equalization credits and charges (1)	(0.00	)(3)	—		(0.01)		(0.01)	(0.01)	0.03	0.06	0.17

Other Capital (1)	—		—		—		0.00 (3)	0.00 (3)	—	—	—

Distributions to shareholders from:
Net investment income	(0.08)		(0.05)		(0.55)		(1.08)	(1.18)	(1.19)	(1.51)	(2.24)
Net realized gains	—		—		(0.29)		(0.16)	(0.12)	(0.08)	—	(0.04)

Total distributions	(0.08)		(0.05)		(0.84)		(1.24)	(1.30)	(1.27)	(1.51)	(2.28)

Net asset value, end of period	$30.15		$30.10		$60.83		$61.31	$59.42	$59.19	$57.22	$55.32

Total return (4)	0.45%		0.49%		0.57%		5.30%	2.62%	5.73%	6.20%	9.73%
Net assets, end of period (in 000’s)	$3,015		$6,019		$170,325		$196,216	$213,929	$242,703	$143,070	$44,261
Ratio of expenses to average net assets	0.12	%(5)	0.12	%(5)	0.14	%(5)	0.14%	0.16%	0.14%	0.14%	0.14%
Ratio of net investment income (loss) to average net assets	0.40	%(5)	0.34	%(5)	1.53	%(5)	1.75%	1.98%	2.06%	2.50%	3.51%
Portfolio turnover rate (6)	18%		24%		15%		35%	33%	39%	49%	36%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Long Term Treasury ETF							SPDR Barclays Short Term Corporate Bond ETF						SPDR Barclays Intermediate Term Corporate Bond ETF
	Six Months							Six Months				For the		Six Months					For the
	Ended							Ended				Period		Ended					Period
	12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/12		Year Ended	Year Ended	12/16/09*-		12/31/12		Year Ended	Year Ended	Year Ended	2/10/09*-
	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08	(Unaudited)		6/30/12	6/30/11	6/30/10		(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$72.05		$56.22	$59.15	$55.00	$53.39	$49.67	$30.37		$30.44	$29.98	$30.00		$33.89		$33.03	$32.50	$30.39	$30.00

Income (loss) from investment operations:
Net investment income	0.88	(1)	1.92 (1)	2.17 (1)	2.20 (1)	2.36 (1)	2.47	0.21	(1)	0.49 (1)	0.56 (1)	0.31	(1)	0.52	(1)	1.12 (1)	1.14 (1)	1.31 (1)	0.59	(1)
Net realized and unrealized gain (loss) (2)	(1.28)		15.76	(2.94)	4.06	1.64	3.72	0.34		(0.06)	0.48	(0.17)		0.87		0.92	0.66	2.13	0.20

Total from investment operations	(0.40)		17.68	(0.77)	6.26	4.00	6.19	0.55		0.43	1.04	0.14		1.39		2.04	1.80	3.44	0.79

Net equalization credits and charges (1)	(0.03)		0.14	0.01	0.08	0.01	(0.01)	0.01		0.02	0.01	0.04		0.01		0.02	0.03	0.09	0.05

Other Capital (1)	—		—	—	—	—	—	0.01		0.04	0.00 (3)	0.06		0.02		0.02	0.00 (3)	0.00 (3)	—

Distributions to shareholders from:
Net investment income	(1.03)		(1.99)	(2.17)	(2.19)	(2.40)	(2.45)	(0.25)		(0.50)	(0.56)	(0.26)		(0.61)		(1.12)	(1.15)	(1.38)	(0.45)
Net realized gains	—		—	—	—	—	(0.01)	(0.03)		(0.06)	(0.03)	—		(0.07)		(0.10)	(0.15)	(0.04)	—

Total distributions	(1.03)		(1.99)	(2.17)	(2.19)	(2.40)	(2.46)	(0.28)		(0.56)	(0.59)	(0.26)		(0.68)		(1.22)	(1.30)	(1.42)	(0.45)

Net asset value, end of period	$70.59		$72.05	$56.22	$59.15	$55.00	$53.39	$30.66		$30.37	$30.44	$29.98		$34.63		$33.89	$33.03	$32.50	$30.39

Total return (4)	(0.60)%		32.03%	(1.24)%	11.93%	7.51%	12.62%	1.88%		1.63%	3.60%	0.79%		4.21%		6.41%	5.72%	11.85%	2.86%
Net assets, end of period (in 000’s)	$63,535		$64,844	$22,488	$23,661	$16,499	$10,678	$1,723,051		$1,105,432	$337,925	$161,898		$349,770		$281,288	$191,565	$113,747	$27,349
Ratio of expenses to average net assets	0.14	%(5)	0.14%	0.15%	0.14%	0.14%	0.14%	0.13	%(5)	0.13%	0.13%	0.13	%(5)	0.15	%(5)	0.15%	0.16%	0.15%	0.15	%(5)
Ratio of net investment income (loss) to average net assets	2.43	%(5)	2.85%	3.79%	4.01%	4.14%	4.58%	1.36	%(5)	1.61%	1.83%	1.94	%(5)	2.98	%(5)	3.34%	3.45%	4.13%	5.22	%(5)
Portfolio turnover rate (6)	10%		22%	26%	54%	17%	11%	19%		50%	46%	23%		6%		15%	37%	42%	4%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Long Term Corporate Bond ETF							SPDR Barclays Issuer Scored Corporate Bond ETF					SPDR Barclays Convertible Securities ETF
	Six Months					For the		Six Months			For the		Six Months					For the
	Ended					Period		Ended			Period		Ended					Period
	12/31/12		Year Ended	Year Ended	Year Ended	3/10/09*-		12/31/12		Year Ended	4/6/11*-		12/31/12		Year Ended	Year Ended	Year Ended	4/14/09*-
	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09		(Unaudited)		6/30/12	6/30/11		(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$39.92		$35.55	$36.57	$33.31	$30.00		$32.02		$30.52	$30.00		$37.67		$41.55	$36.06	$31.65	$30.00

Income (loss) from investment operations:
Net investment income	0.91	(1)	1.92 (1)	2.00 (1)	2.07 (1)	0.65	(1)	0.54	(1)	1.11 (1)	0.24	(1)	0.27	(1)	0.37 (1)	0.68 (1)	1.43 (1)	0.35	(1)
Net realized and unrealized gain (loss) (2)	1.50		4.10	(0.22)	3.30	3.13		0.68		1.40	0.32		3.20		(2.45)	6.52	4.78	1.42

Total from investment operations	2.41		6.02	1.78	5.37	3.78		1.22		2.51	0.56		3.47		(2.08)	7.20	6.21	1.77

Net equalization credits and charges (1)	0.02		0.07	0.02	0.06	—		0.02		0.01	—		(0.00	)(3)	0.00 (3)	0.04	0.05	0.05

Other Capital (1)	0.14		0.20	0.02	—	—		0.04		0.09	0.11		0.00	(3)	0.01	0.00 (3)	0.02	0.05

Distributions to shareholders from:
Net investment income	(1.06)		(1.92)	(2.01)	(2.09)	(0.47)		(0.63)		(1.11)	(0.15)		(1.04)		(1.29)	(1.63)	(1.76)	(0.22)
Net realized gains	(0.13)		—	(0.83)	(0.08)	—		(0.10)		—	—		—		(0.52)	(0.12)	(0.11)	—

Total distributions	(1.19)		(1.92)	(2.84)	(2.17)	(0.47)		(0.73)		(1.11)	(0.15)		(1.04)		(1.81)	(1.75)	(1.87)	(0.22)

Net asset value, end of period	$41.30		$39.92	$35.55	$36.57	$33.31		$32.57		$32.02	$30.52		$40.10		$37.67	$41.55	$36.06	$31.65

Total return (4)	6.47%		18.04%	5.20%	16.76%	12.70%		4.02%		8.72%	2.23%		9.27%		(4.89)%	20.38%	19.92%	6.24%
Net assets, end of period (in 000’s)	$128,018		$87,834	$35,553	$32,909	$6,661		$29,313		$22,417	$12,208		$918,396		$783,580	$926,572	$259,629	$44,307
Ratio of expenses to average net assets	0.15	%(5)	0.15%	0.17%	0.15%	0.15	%(5)	0.16	%(5)	0.16%	0.16	%(5)	0.40	%(5)	0.40%	0.41%	0.40%	0.40	%(5)
Ratio of net investment income (loss) to average net assets	4.32	%(5)	4.97%	5.49%	5.85%	6.82	%(5)	3.31	%(5)	3.53%	3.42	%(5)	1.36	%(5)	1.02%	1.68%	3.85%	5.33	%(5)
Portfolio turnover rate (6)	7%		21%	58%	42%	27%		4%		17%	6%		10%		17%	33%	26%	9%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Mortgage Backed Bond ETF							SPDR Barclays Aggregate Bond ETF
	Six Months					For the		Six Months
	Ended					Period		Ended
	12/31/12		Year Ended	Year Ended	Year Ended	1/15/09*-		12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09		(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08

Net asset value, beginning of period	$27.68		$27.35	$27.36	$26.26	$26.05		$58.57		$56.40	$56.67	$54.47	$53.13	$52.09

Income (loss) from investment operations:
Net investment income	0.05	(1)	0.41 (1)	0.48 (1)	0.68 (1)	0.25	(1)	0.48	(1)	1.26 (1)	1.55 (1)	1.85 (1)	2.13 (1)	2.44
Net realized and unrealized gain (2)	0.09		0.85	0.50	1.29	0.14		0.48		2.68	0.58	3.13	1.41	0.91

Total from investment operations	0.14		1.26	0.98	1.97	0.39		0.96		3.94	2.13	4.98	3.54	3.35

Net equalization credits and charges (1)	0.00	(3)	0.00 (3)	0.02	0.07	—		0.00	(3)	0.04	0.01	0.01	0.03	0.31

Other Capital (1)	0.00	(3)	0.02	0.06	0.10	—		0.00	(3)	0.05	0.00 (3)	—	0.01	—

Distributions to shareholders from:
Net investment income	(0.07)		(0.43)	(0.51)	(0.73)	(0.18)		(0.57)		(1.35)	(1.59)	(1.86)	(2.18)	(2.62)
Net realized gains	(0.45)		(0.52)	(0.56)	(0.31)	—		(0.31)		(0.51)	(0.82)	(0.93)	(0.06)	—

Total distributions	(0.52)		(0.95)	(1.07)	(1.04)	(0.18)		(0.88)		(1.86)	(2.41)	(2.79)	(2.24)	(2.62)

Net asset value, end of period	$27.30		$27.68	$27.35	$27.36	$26.26		$58.65		$58.57	$56.40	$56.67	$54.47	$53.13

Total return (4)	0.53%		4.82%	3.88%	8.31%	1.51%		1.65%		7.29%	3.83%	9.36%	6.90%	7.13%
Net assets, end of period (in 000’s)	$35,494		$38,746	$35,556	$27,362	$5,252		$621,734		$597,435	$259,438	$221,027	$196,090	$116,880
Ratio of expenses to average net assets	0.20	%(5)	0.20%	0.21%	0.21%	0.20	%(5)	0.13	%(5)	0.13%	0.15%	0.13%	0.13%	0.13%
Ratio of expenses to average net assets before waivers	N/A		N/A	N/A	N/A	N/A		0.19	%(5)	0.19%	0.20%	0.19%	0.19%	0.19%
Ratio of net investment income (loss) to average net assets	0.36	%(5)	1.47%	1.77%	2.55%	2.14	%(5)	1.62	%(5)	2.17%	2.74%	3.33%	3.98%	4.13%
Portfolio turnover rate (6)	218%		1,489%	1,107%	897%	619%		74%		428%	310%	376%	475%	151%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Barclays Municipal Bond ETF								SPDR Nuveen Barclays California Municipal Bond ETF
	Six Months								Six Months						For the
	Ended								Ended						Period
	12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	10/10/07*-
	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08		(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08

Net asset value, beginning of period	$24.16		$22.75	$22.94	$21.95	$21.73	$22.16		$24.34		$22.19	$22.53	$21.25	$21.74	$22.18

Income (loss) from investment operations:
Net investment income	0.33	(1)	0.74 (1)	0.79 (1)	0.85 (1)	0.86 (1)	0.64		0.37	(1)	0.87 (1)	0.87 (1)	0.96 (1)	0.92 (1)	0.62
Net realized and unrealized gain (loss) (2)	0.42		1.48	(0.05)	0.97	0.18	(0.53)		0.56		2.16	(0.19)	1.27	(0.52)	(0.52)

Total from investment operations	0.75		2.22	0.74	1.82	1.04	0.11		0.93		3.03	0.68	2.23	0.40	0.10

Net equalization credits and charges (1)	0.00	(3)	0.01	0.00 (3)	0.02	0.03	0.05		0.01		0.00 (3)	0.01	0.01	0.02	0.02

Other Capital (1)	0.00	(3)	0.00 (3)	—	—	0.00 (3)	0.00	(3)	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)

Distributions to shareholders from:
Net investment income	(0.39)		(0.75)	(0.79)	(0.85)	(0.85)	(0.59)		(0.44)		(0.86)	(0.86)	(0.96)	(0.91)	(0.56)
Net realized gains	(0.28)		(0.07)	(0.14)	—	—	—		(0.54)		(0.02)	(0.17)	—	—	—

Total distributions	(0.67)		(0.82)	(0.93)	(0.85)	(0.85)	(0.59)		(0.98)		(0.88)	(1.03)	(0.96)	(0.91)	(0.56)

Net asset value, end of period	$24.24		$24.16	$22.75	$22.94	$21.95	$21.73		$24.30		$24.34	$22.19	$22.53	$21.25	$21.74

Total return (4)	3.10%		9.95%	3.33%	8.50%	5.07%	0.73%		3.88%		13.91%	3.23%	10.67%	2.02%	0.54%
Net assets, end of period (in 000’s)	$1,216,701		$1,135,596	$873,455	$952,260	$583,859	$256,404		$99,644		$85,193	$73,226	$65,333	$40,376	$17,392
Ratio of expenses to average net assets	0.23	%(5)	0.23%	0.22%	0.20%	0.20%	0.20	%(5)	0.20	%(5)	0.20%	0.20%	0.20%	0.20%	0.20	%(5)
Ratio of expenses to average net assets before waivers	0.30	%(5)	0.30%	0.30%	0.30%	0.30%	0.30	%(5)	N/A		N/A	N/A	N/A	N/A	N/A
Ratio of net investment income (loss) to average net assets	2.70	%(5)	3.14%	3.46%	3.75%	3.96%	3.79	%(5)	2.99	%(5)	3.68%	3.92%	4.32%	4.33%	4.04	%(5)
Portfolio turnover rate (6)	11%		17%	16%	9%	3%	0%		19%		14%	29%	12%	24%	17%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Barclays New York Municipal Bond ETF								SPDR Nuveen Barclays Short Term Municipal Bond ETF
	Six Months						For the		Six Months						For the
	Ended						Period		Ended						Period
	12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	10/11/07*-		12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	10/10/07*-
	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08		(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08

Net asset value, beginning of period	$23.80		$22.34	$22.66	$21.49	$21.64	$21.96		$24.39		$24.20	$24.08	$23.67	$22.82	$22.53

Income (loss) from investment operations:
Net investment income	0.35	(1)	0.77 (1)	0.76 (1)	0.88 (1)	0.87 (1)	0.63		0.14	(1)	0.33 (1)	0.36 (1)	0.42 (1)	0.55 (1)	0.45
Net realized and unrealized gain (loss) (2)	0.45		1.46	(0.20)	1.16	(0.16)	(0.39)		(0.05)		0.23	0.19	0.41	0.83	0.19

Total from investment operations	0.80		2.23	0.56	2.04	0.71	0.24		0.09		0.56	0.55	0.83	1.38	0.64

Net equalization credits and charges (1)	0.00	(3)	0.00 (3)	0.00 (3)	0.01	0.01	—		0.00	(3)	0.00 (3)	0.00 (3)	0.01	0.03	0.06

Other Capital (1)	—		—	0.00 (3)	0.00 (3)	0.00 (3)	—		0.00	(3)	0.00 (3)	0.00 (3)	0.01	0.01	0.01

Distributions to shareholders from:
Net investment income	(0.41)		(0.77)	(0.76)	(0.88)	(0.87)	(0.56)		(0.16)		(0.33)	(0.36)	(0.44)	(0.57)	(0.42)
Net realized gains	(0.17)		—	(0.12)	—	—	—		(0.05)		(0.04)	(0.07)	—	—	—

Total distributions	(0.58)		(0.77)	(0.88)	(0.88)	(0.87)	(0.56)		(0.21)		(0.37)	(0.43)	(0.44)	(0.57)	(0.42)

Net asset value, end of period	$24.02		$23.80	$22.34	$22.66	$21.49	$21.64		$24.27		$24.39	$24.20	$24.08	$23.67	$22.82

Total return (4)	3.36%		10.10%	2.55%	9.66%	3.49%	1.08%		0.35%		2.36%	2.33%	3.60%	6.29%	3.16%
Net assets, end of period (in 000’s)	$31,224		$28,557	$24,575	$24,926	$15,046	$12,986		$1,614,051		$1,539,304	$1,299,603	$1,252,378	$501,788	$123,225
Ratio of expenses to average net assets	0.20	%(5)	0.20%	0.20%	0.20%	0.20%	0.20	%(5)	0.20	%(5)	0.20%	0.20%	0.20%	0.20%	0.20	%(5)
Ratio of net investment income (loss) to average net assets	2.86	%(5)	3.30%	3.40%	3.92%	4.11%	4.02	%(5)	1.12	%(5)	1.34%	1.49%	1.77%	2.35%	2.66	%(5)
Portfolio turnover rate (6)	7%		24%	37%	9%	33%	32%		15%		23%	25%	14%	4%	2%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen S&P VRDO Municipal Bond ETF						SPDR Nuveen S&P High Yield Municipal Bond ETF					SPDR Nuveen Barclays Build America Bond ETF
	Six Months				For the		Six Months			For the		Six Months				For the
	Ended				Period		Ended			Period		Ended				Period
	12/31/12		Year Ended	Year Ended	9/23/09*-		12/31/12		Year Ended	4/13/11*-		12/31/12		Year Ended	Year Ended	5/12/10*-
	(Unaudited)		6/30/12	6/30/11	6/30/10		(Unaudited)		6/30/12	6/30/11		(Unaudited)		6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$30.02		$30.03	$30.03	$30.00		$56.05		$52.25	$50.00		$60.05		$50.97	$50.73	$50.00

Income (loss) from investment operations:
Net investment income	0.02	(1)	0.17 (1)	0.24 (1)	0.06	(1)	1.41	(1)	3.12 (1)	0.64	(1)	1.31	(1)	2.65 (1)	2.74 (1)	0.34	(1)
Net realized and unrealized gain (loss) (2)	(0.01)		—	—	—		2.48		3.70	1.96		1.85		8.92	0.16	0.49

Total from investment operations	0.01		0.17	0.24	0.06		3.89		6.82	2.60		3.16		11.57	2.90	0.83

Net equalization credits and charges (1)	—	(3)	0.00 (3)	0.00 (3)	0.00	(3)	0.06		0.10	—		(0.00	)(3)	0.18	0.06	—

Other Capital (1)	—		0.00 (3)	—	0.01		0.01		0.01	—		0.00	(3)	0.04	0.02	—

Distributions to shareholders from:
Net investment income	(0.02)		(0.18)	(0.24)	(0.04)		(1.59)		(3.01)	(0.35)		(1.52)		(2.71)	(2.73)	(0.10)
Net realized gains	—		—	—	—		(0.08)		(0.12)	—		—		—	(0.01)	—

Total distributions	(0.02)		(0.18)	(0.24)	(0.04)		(1.67)		(3.13)	(0.35)		(1.52)		(2.71)	(2.74)	(0.10)

Net asset value, end of period	$30.01		$30.02	$30.03	$30.03		$58.34		$56.05	$52.25		$61.69		$60.05	$50.97	$50.73

Total return (4)	0.07%		0.55%	0.81%	0.23%		7.14%		13.71%	5.21%		5.31%		23.52%	6.22%	1.67%
Net assets, end of period (in 000’s)	$12,004		$15,008	$9,010	$15,013		$192,527		$95,283	$47,025		$104,872		$102,078	$30,583	$10,147
Ratio of expenses to average net assets	0.20	%(5)	0.21%	0.21%	0.21	%(5)	0.45	%(5)	0.45%	0.45	%(5)	0.35	%(5)	0.35%	0.35%	0.36	%(5)
Ratio of expenses to average net assets before waivers	N/A		N/A	N/A	N/A		0.50	%(5)	0.50%	0.50	%(5)	N/A		N/A	N/A	N/A
Ratio of net investment income (loss) to average net assets	0.13	%(5)	0.50%	0.80%	0.26	%(5)	4.83	%(5)	5.75%	5.86	%(5)	4.24	%(5)	4.57%	5.54%	5.10	%(5)
Portfolio turnover rate (6)	59%		92%	77%	173%		4%		24%	33%		9%		112%	58%	16%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR DB International Government Inflation-Protected Bond ETF								SPDR Barclays Short Term International Treasury Bond ETF
	Six Months						For the		Six Months						For the
	Ended						Period		Ended						Period
	12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	3/13/08*-		12/31/12		Year Ended	Year Ended	Year Ended		1/15/09*-
	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08		(Unaudited)		6/30/12	6/30/11	6/30/10		6/30/09

Net asset value, beginning of period	$59.24		$61.86	$52.18	$51.90	$60.71	$61.85		$35.80		$39.24	$33.73	$35.05		$33.05

Income (loss) from investment operations:
Net investment income	0.95	(1)	2.56 (1)	3.19 (1)	2.52 (1)	2.08 (1)	0.73		0.22	(1)	0.54 (1)	0.51 (1)	0.46	(1)	0.21	(1)
Net realized and unrealized gain (loss) (2)	4.57		(3.10)	7.90	(1.96)	(9.07)	(1.35)		0.62		(2.73)	4.97	(1.41)		1.83

Total from investment operations	5.52		(0.54)	11.09	0.56	(6.99)	(0.62)		0.84		(2.19)	5.48	(0.95)		2.04

Net equalization credits and charges (1)	—		—	—	0.35	0.03	0.10		—		—	—	0.07		(0.06)

Other Capital (1)	0.03		0.05	0.09	0.17	0.07	0.05		0.00	(3)	0.01	0.03	0.10		0.07

Distributions to shareholders from:
Net investment income	(1.57)		(2.13)	(1.50)	(0.80)	(0.04)	(0.67)		(0.00	)(3)	(1.26)	—	(0.54)		(0.05)
Return of capital	—		—	—	—	(1.88)	—		—		—	—	(0.00	)(3)	—

Total distributions	(1.57)		(2.13)	(1.50)	(0.80)	(1.92)	(0.67)		(0.00	)(3)	(1.26)	—	(0.54)		(0.05)

Net asset value, end of period	$63.22		$59.24	$61.86	$52.18	$51.90	$60.71		$36.64		$35.80	$39.24	$33.73		$35.05

Total return (4)	9.45%		(0.69)%	21.61%	2.03%	(11.34)%	(0.73)%		2.36%		(5.59)%	16.34%	(2.32)%		6.22%
Net assets, end of period (in 000’s)	$1,593,196		$1,273,764	$1,360,851	$850,501	$394,482	$206,414		$256,479		$225,523	$251,107	$134,928		$10,514
Ratio of expenses to average net assets	0.50	%(5)	0.50%	0.52%	0.50%	0.50%	0.50	%(5)	0.35	%(5)	0.35%	0.36%	0.35%		0.36	%(5)
Ratio of net investment income (loss) to average net assets	3.07	%(5)	4.32%	5.43%	4.60%	4.20%	6.89	%(5)	1.20	%(5)	1.47%	1.37%	1.30%		1.39	%(5)
Portfolio turnover rate (6)	18%		40%	23%	40%	50%	2%		38%		116%	85%	95%		39%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays International Treasury Bond ETF								SPDR Barclays International Corporate Bond ETF						SPDR Barclays Emerging Markets Local Bond ETF
	Six Months						For the		Six Months				For the		Six Months			For the
	Ended						Period		Ended				Period		Ended			Period
	12/31/12		Year Ended	Year Ended	Year Ended	Year Ended	10/2/07*-		12/31/12		Year Ended	Year Ended	5/19/10*-		12/31/12		Year Ended	2/23/11*-
	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08		(Unaudited)		6/30/12	6/30/11	6/30/10		(Unaudited)		6/30/12	6/30/11

Net asset value, beginning of period	$59.14		$61.84	$53.78	$54.19	$55.14	$51.55		$32.34		$34.81	$29.97	$30.00		$30.79		$31.74	$30.00

Income (loss) from investment operations:
Net investment income	0.66	(1)	1.39 (1)	1.42 (1)	1.48 (1)	1.51 (1)	0.97		0.43	(1)	0.97 (1)	0.93 (1)	0.07	(1)	0.81	(1)	1.57 (1)	0.55	(1)
Net realized and unrealized gain (loss) (2)	1.91		(1.79)	7.09	(1.48)	(1.32)	3.49		2.77		(2.85)	4.44	(0.14)		1.76		(2.55)	1.06

Total from investment operations	2.57		(0.40)	8.51	—	0.19	4.46		3.20		(1.88)	5.37	(0.07)		2.57		(0.98)	1.61

Net equalization credits and charges (1)	—		—	—	(0.08)	(0.01)	0.11		—		—	—	—		—		—	—

Other Capital (1)	0.01		0.03	0.04	0.10	0.02	0.03		0.05		0.08	0.26	0.04		0.09		0.57	0.41

Distributions to shareholders from:
Net investment income	(0.76)		(2.33)	(0.49)	(0.43)	(1.15)	(1.01)		(0.40)		(0.67)	(0.78)	—		(1.43)		(0.54)	(0.28)
Net realized gains	—		—	—	—	—	—		(0.02)		—	(0.01)	—		(0.01)		—	—

Total distributions	(0.76)		(2.33)	(0.49)	(0.43)	(1.15)	(1.01)		(0.42)		(0.67)	(0.79)	—		(1.44)		(0.54)	(0.28)

Net asset value, end of period	$60.96		$59.14	$61.84	$53.78	$54.19	$55.14		$35.17		$32.34	$34.81	$29.97		$32.01		$30.79	$31.74

Total return (3)	4.37%		(0.58)%	15.95%	(0.01)%	0.50%	8.95%		10.14%		(5.17)%	19.01%	(0.10)%		8.76%		(1.30)%	6.70%
Net assets, end of period (in 000’s)	$1,975,099		$1,862,925	$1,583,074	$1,037,923	$1,089,231	$760,990		$116,077		$71,144	$52,208	$5,993		$150,455		$197,030	$28,564
Ratio of expenses to average net assets	0.50	%(4)	0.50%	0.52%	0.50%	0.50%	0.50	%(4)	0.55	%(4)	0.55%	0.55%	0.55	%(4)	0.50	%(4)	0.50%	0.50	%(4)
Ratio of net investment income (loss) to average net assets	2.15	%(4)	2.32%	2.41%	2.62%	2.91%	3.03	%(4)	2.54	%(4)	2.95%	2.77%	2.16	%(4)	5.02	%(4)	5.13%	5.01	%(4)
Portfolio turnover rate (5)	14%		38%	63%	80%	43%	54%		10%		42%	21%	2%		40%		18%	5%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays High Yield Bond ETF									SPDR Barclays Short Term High Yield Bond ETF				SPDR Barclays Investment Grade Floating Rate ETF				SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF				SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
	Six Months							For the		Six Months		For the		Six Months		For the		Six Months		For the		Six Months		For the
	Ended							Period		Ended		Period		Ended		Period		Ended		Period		Ended		Period
	12/31/12		Year Ended	Year Ended	Year Ended	Year Ended		11/28/07*-		12/31/12		3/14/12*-		12/31/12		11/30/11*-		12/31/12		6/18/12*-		12/31/12		6/18/12*-
	(Unaudited)		6/30/12	6/30/11	6/30/10	6/30/09		6/30/08		(Unaudited)		6/30/12		(Unaudited)		6/30/12		(Unaudited)		6/30/12		(Unaudited)		6/30/12

Net asset value, beginning of period	$39.16		$39.88	$37.99	$34.30	$43.82		$47.29		$29.77		$30.00		$30.33		$30.00		$30.08		$30.00		$25.24		$25.00

Income (loss) from investment operations:
Net investment income	1.34	(1)	2.85 (1)	3.25 (1)	4.16 (1)	4.75	(1)	2.19		0.99	(1)	0.56	(1)	0.22	(1)	0.30	(1)	0.64	(1)	0.06	(1)	0.54	(1)	0.05	(1)
Net realized and unrealized gain (loss) (2)	1.59		(0.53)	2.53	3.70	(10.11)		(4.04)		0.54		(0.60)		0.14		0.28		1.82		(0.20)		1.02		0.19

Total from investment operations	2.93		2.32	5.78	7.86	(5.36)		(1.85)		1.53		(0.04)		0.36		0.58		2.46		(0.14)		1.56		0.24

Net equalization credits and charges (1)	0.02		0.06	0.05	0.14	0.39		0.39		0.13		0.09		0.01		0.01		—		—		0.03		—

Other Capital (1)	0.02		0.03	0.01	0.00 (3)	0.00	(3)	0.01		0.06		0.08		0.02		—		—		0.22		0.06		—

Distributions to shareholders from:
Net investment income	(1.57)		(2.87)	(3.34)	(4.31)	(4.55)		(2.02)		(1.17)		(0.36)		(0.27)		(0.26)		(0.71)		—		(0.58)		—
Net realized gains	—		(0.26)	(0.61)	—	—		—		—		—		—		—		—		—		—		—

Total distributions	(1.57)		(3.13)	(3.95)	(4.31)	(4.55)		(2.02)		(1.17)		(0.36)		(0.27)		(0.26)		(0.71)		—		(0.58)		—

Net asset value, end of period	$40.56		$39.16	$39.88	$37.99	$34.30		$43.82		$30.32		$29.77		$30.45		$30.33		$31.83		$30.08		$26.31		$25.24

Total return (4)	7.72%		6.50%	15.87%	24.22%	(10.13	)%(5)	(3.10)%		5.87%		0.44%		1.31%		1.95%		8.23%		0.27%		6.60%		0.95%
Net assets, end of period (in 000’s)	$12,502,286		$10,780,535	$6,915,538	$4,301,252	$1,900,709		$394,346		$621,621		$133,966		$15,227		$9,098		$15,915		$15,041		$15,789		$10,095
Ratio of expenses to average net assets	0.40	%(6)	0.40%	0.41%	0.40%	0.40%		0.40	%(6)	0.40	%(6)	0.40	%(6)	0.15	%(6)	0.15	%(6)	0.50	%(6)	0.50	%(6)	0.30	%(6)	0.30	%(6)
Ratio of expenses to average net assets before waivers	N/A		N/A	N/A	N/A	N/A		N/A		N/A		N/A		N/A		N/A		N/A		N/A		0.40	%(6)	0.40	%(6)
Ratio of net investment income (loss) to average net assets	6.62	%(6)	7.38%	8.13%	10.96%	14.81%		9.43	%(6)	6.49	%(6)	6.40	%(6)	1.44	%(6)	1.68	%(6)	4.08	%(6)	3.38	%(6)	4.10	%(6)	3.64	%(6)
Portfolio turnover rate (7)	20%		38%	40%	53%	30%		19%		22%		16%		1%		5%		14%		6%		6%		1%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/09 to the SPDR Barclays High Yield Bond ETF, the total return would have been (10.44)%.
(6)	Annualized
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2012 (Unaudited)

1.	Organization

SPDR Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998.

As of December 31, 2012, the Trust offered sixty-five (65) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a “Fund”, collectively as the “Funds”). The financial statements herein relate to the following twenty-nine (29) Funds: SPDR Barclays 1-3 Month T-Bill ETF, SPDR Barclays TIPS ETF, SPDR Barclays Short Term Treasury ETF, SPDR Barclays Intermediate Term Treasury ETF, SPDR Barclays Long Term Treasury ETF, SPDR Barclays Short Term Corporate Bond ETF, SPDR Barclays Intermediate Term Corporate Bond ETF, SPDR Barclays Long Term Corporate Bond ETF, SPDR Barclays Issuer Scored Corporate Bond ETF, SPDR Barclays Convertible Securities ETF, SPDR Barclays Mortgage Backed Bond ETF, SPDR Barclays Aggregate Bond ETF, SPDR Nuveen Barclays Municipal Bond ETF, SPDR Nuveen Barclays California Municipal Bond ETF, SPDR Nuveen Barclays New York Municipal Bond ETF, SPDR Nuveen Barclays Short Term Municipal Bond ETF, SPDR Nuveen S&P VRDO Municipal Bond ETF, SPDR Nuveen S&P High Yield Municipal Bond ETF, SPDR Nuveen Barclays Build America Bond ETF, SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Short Term International Treasury Bond ETF, SPDR Barclays International Treasury Bond ETF, SPDR Barclays International Corporate Bond ETF, SPDR Barclays Emerging Markets Local Bond ETF, SPDR Barclays High Yield Bond ETF, SPDR Barclays Short Term High Yield Bond ETF, SPDR Barclays Investment Grade Floating Rate ETF, SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF and SPDR BofA Merrill Lynch Crossover Corporate Bond ETF. Each Fund operates as a non-diversified investment company. The other thirty-six (36) Funds are included in a separate Semi-Annual Report.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could be material.

An investment in a Fund involves risks similar to those of investing in any fund of fixed income securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. The value of each Fund’s shares will decline, more or less, in correlation with any decline in the value of the Fund’s benchmark index. The values of fixed income securities could decline generally or could underperform other investments. Generally, Funds will not sell a fixed income security because the security’s issuer is in financial trouble, unless that security is removed from the Funds’ respective benchmark index.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Security Valuation

The value of each Fund’s portfolio securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

each business day. Variable Rate Demand Obligations are valued at par. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Fund’s investments by industry, debt securities issued by the U.S. government or U.S. government agencies, corporate debt securities, foreign government obligations, commercial mortgage obligations, debt issued by states of the U.S. and political subdivisions of states.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

The following table summarizes the inputs used in valuing the Funds’ investments as of December 31, 2012:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR Barclays 1-3 Month T-Bill ETF	$977,635	$1,295,837,978	$—	$1,296,815,613
SPDR Barclays TIPS ETF	35,594,387	767,614,885	—	803,209,272
SPDR Barclays Short Term Treasury ETF	33,934	2,991,054	—	3,024,988
SPDR Barclays Intermediate Term Treasury ETF	4,448,822	169,320,638	—	173,769,460
SPDR Barclays Long Term Treasury ETF	2,057,577	62,920,496	—	64,978,073
SPDR Barclays Short Term Corporate Bond ETF	29,162,667	1,704,137,561	—	1,733,300,228
SPDR Barclays Intermediate Term Corporate Bond ETF	16,811,263	342,844,860	—	359,656,123
SPDR Barclays Long Term Corporate Bond ETF	4,359,501	125,751,421	—	130,110,922
SPDR Barclays Issuer Scored Corporate Bond ETF	406,005	28,935,768	—	29,341,773
SPDR Barclays Convertible Securities ETF	348,523,293	675,077,722	—	1,023,601,015
SPDR Barclays Mortgage Backed Bond ETF	38,719,815	35,374,991	—	74,094,806
SPDR Barclays Aggregate Bond ETF	224,162,102	604,763,091	—	828,925,193
SPDR Nuveen Barclays Municipal Bond ETF	15,641,428	1,206,096,741	—	1,221,738,169
SPDR Nuveen Barclays California Municipal Bond ETF	505,467	100,467,430	—	100,972,897
SPDR Nuveen Barclays New York Municipal Bond ETF	7,748	31,154,158	—	31,161,906
SPDR Nuveen Barclays Short Term Municipal Bond ETF	5,250,628	1,594,334,662	—	1,599,585,290
SPDR Nuveen S&P VRDO Municipal Bond ETF	2,387	12,002,000	—	12,004,387
SPDR Nuveen S&P High Yield Municipal Bond ETF	507,486	190,741,032	—	191,248,518
SPDR Nuveen Barclays Build America Bond ETF	860,046	103,455,396	—	104,315,442
SPDR DB International Government Inflation-Protected Bond ETF	20,886,384	1,573,551,094	—	1,594,437,478
SPDR Barclays Short Term International Treasury Bond ETF	472,660	249,588,315	—	250,060,975
SPDR Barclays International Treasury Bond ETF	4,706,555	1,936,262,945	—	1,940,969,500
SPDR Barclays International Corporate Bond ETF	389,070	113,142,226	—	113,531,296
SPDR Barclays Emerging Markets Local Bond ETF	370,836	150,581,666	—	150,952,502
SPDR Barclays High Yield Bond ETF	89,849,182	12,230,831,994	—	12,320,681,176
SPDR Barclays Short Term High Yield Bond ETF	20,631,422	601,852,206	—	622,483,628
SPDR Barclays Investment Grade Floating Rate ETF	1,994,283	14,582,791	—	16,577,074
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	268,442	15,487,689	—	15,756,131
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	118,439	15,502,688	—	15,621,127

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR DB International Government Inflation-Protected Bond ETF (a)	$—	$144,588	$—	$144,588
SPDR Barclays International Corporate Bond ETF	—	(122,975)	—	(122,975)
SPDR Barclays Emerging Markets Local Bond ETF	—	3,744	—	3,744

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels for the six months ended December 31, 2012.

Investment Income

Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Dividend income is recorded on the ex-dividend date. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. Amortization of premium and accretion of market discount recorded for financial reporting purposes may not accord with a Fund’s elections for tax purposes.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

Equalization

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Short Term International Treasury Bond ETF, SPDR Barclays International Treasury Bond ETF, SPDR Barclays International Corporate Bond ETF and SPDR Barclays Emerging Markets Local Bond ETF did not utilize equalization during the period due to book-tax differences affecting income from foreign currency. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

Forward Foreign Currency Contracts

The SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Short Term International Treasury Bond ETF, SPDR Barclays International Treasury Bond ETF, SPDR Barclays International Corporate Bond ETF, SPDR Barclays Emerging Markets Local Bond ETF and the SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2012 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

		Asset Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR DB International Government Inflation-Protected Bond ETF (a)	Forward Contract	$—	$221,050	$—	$—	$—	$—	$221,050
SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	—	49,873	—	—	—	—	49,873
SPDR Barclays Emerging Markets Local Bond ETF (a)	Forward Contract	—	12,090	—	—	—	—	12,090

(a)	Unrealized appreciation on forward currency contracts.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

		Liability Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR DB International Government Inflation-Protected Bond ETF (a)	Forward Contract	$—	$76,462	$—	$—	$—	$—	$76,462
SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	—	172,848	—	—	—	—	172,848
SPDR Barclays Emerging Markets Local Bond ETF (a)	Forward Contract	—	8,346	—	—	—	—	8,346

(a)	Unrealized depreciation on forward currency contracts.

Net Realized Gain (Loss)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR DB International Government Inflation-Protected Bond ETF (a)	Forward Contract	$—	$—	$—	$—	$—	$—	$—
SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	—	(4,319)	—	—	—	—	(4,319)
SPDR Barclays Emerging Markets Local Bond ETF (a)	Forward Contract	—	(106)	—	—	—	—	(106)

(a)	Net realized gain (loss) on forward foreign currency contracts.

		Net Change In Appreciation (Depreciation)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR DB International Government Inflation-Protected Bond ETF (a)	Forward Contract	$—	$144,588	$—	$—	$—	$—	$144,588
SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	—	(70,387)	—	—	—	—	(70,387)
SPDR Barclays Emerging Markets Local Bond ETF (a)	Forward Contract	—	(98,204)	—	—	—	—	(98,204)

(a)	Net change in unrealized appreciation (depreciation) on forward foreign currency contracts.

The volume of derivatives held at period end is indicative of the volume held throughout the year.

Mortgage Dollar Rolls

The SPDR Barclays Aggregate Bond ETF and the SPDR Barclays Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives compensation as consideration for entering into the commitment to repurchase.

The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.

Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Funds’ use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs. The Funds’ use of to-be announced (“TBA”) mortgage dollar rolls may cause the fund to experience higher transaction costs.

Inflation-Indexed Instruments

The SPDR Barclays TIPS ETF and SPDR DB International Government Inflation-Protected Bond ETF may invest almost exclusively in inflation-indexed instruments which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-indexed instrument will result in an adjustment of interest income which is distributed to shareholders monthly. Investors will receive their inflation-adjusted principal at maturity. Deflation may cause dividends to be suspended.

Convertible Securities

SPDR Barclays Convertible Securities ETF will invest in convertible securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, amortization and accretion of premium and discount, for financial statement purposes, and losses deferred due to wash sales.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

The Funds have reviewed the tax positions for the open tax years as of June 30, 2012 and have determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Funds recognized interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

For the six months ended December 31, 2012, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR Barclays 1-3 Month T-Bill ETF	$12,056
SPDR Barclays TIPS ETF	4,397,279
SPDR Barclays Short Term Treasury ETF	15,277
SPDR Barclays Intermediate Term Treasury ETF	1,279,128
SPDR Barclays Long Term Treasury ETF	2,432,566
SPDR Barclays Short Term Corporate Bond ETF	—
SPDR Barclays Intermediate Term Corporate Bond ETF	—
SPDR Barclays Long Term Corporate Bond ETF	1,636,937
SPDR Barclays Issuer Scored Corporate Bond ETF	—
SPDR Barclays Convertible Securities ETF	5,332,397
SPDR Barclays Mortgage Backed Bond ETF	—
SPDR Barclays Aggregate Bond ETF	—
SPDR Nuveen Barclays Municipal Bond ETF	1,031,420
SPDR Nuveen Barclays California Municipal Bond ETF	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—
SPDR Nuveen Barclays Build America Bond ETF	1,743,779
SPDR DB International Government Inflation-Protected Bond ETF	—
SPDR Barclays Short Term International Treasury Bond ETF	—
SPDR Barclays International Treasury Bond ETF	—
SPDR Barclays International Corporate Bond ETF	—
SPDR Barclays Emerging Markets Local Bond ETF	1,589,633
SPDR Barclays High Yield Bond ETF	113,695,813
SPDR Barclays Short Term High Yield Bond ETF	—
SPDR Barclays Investment Grade Floating Rate ETF	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	$—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—

At December 31, 2012, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

								Non-Expiring —	Non-Expiring —
	2013	2014	2015	2016	2017	2018	2019	Short Term	Long Term

SPDR Barclays 1-3 Month T-Bill ETF	$—	$—	$—	$—	$—	$—	$—	$—	$—
SPDR Barclays TIPS ETF	—	—	—	—	18,724	209,542	—	1,605,503	—
SPDR Barclays Short Term Treasury ETF	—	—	—	—	—	—	—	—	—
SPDR Barclays Intermediate Term Treasury ETF	—	—	—	—	—	—	—	—	—
SPDR Barclays Long Term Treasury ETF	—	—	—	—	—	17,485	94,558	264,613	—
SPDR Barclays Short Term Corporate Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Barclays Long Term Corporate Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Barclays Convertible Securities ETF	—	—	—	—	—	—	—	6,749,089	1,567,945
SPDR Barclays Mortgage Backed Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Barclays Aggregate Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Nuveen Barclays Municipal Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Nuveen Barclays California Municipal Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Nuveen Barclays Build America Bond ETF	—	—	—	—	—	—	2,012	—	—
SPDR DB International Government Inflation-Protected Bond ETF	—	—	—	—	3,663,114	3,346,541	1,485,544	1,665,670	21,558,920
SPDR Barclays Short Term International Treasury Bond ETF	—	—	—	—	—	—	64,080	—	262,868
SPDR Barclays International Treasury Bond ETF	—	—	—	—	—	532,370	5,552,225	2,529,167	—
SPDR Barclays International Corporate Bond ETF	—	—	—	—	—	—	—	88,262	—
SPDR Barclays Emerging Markets Local Bond ETF	—	—	—	—	—	—	—	—	13,922
SPDR Barclays High Yield Bond ETF	—	—	—	—	—	—	—	6,363,857	—
SPDR Barclays Short Term High Yield Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Barclays Investment Grade Floating Rate ETF	—	—	—	—	—	—	—	—	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—	—	—	—	—	—	—	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—	—	—	—	—	—	—	—

During the tax year ended June 30, 2012, the Funds utilized/expired capital loss carryforwards in the following amounts:

	Amount Utilized	Amount Expired

SPDR Barclays 1-3 Month T-Bill ETF	$—	$—
SPDR Barclays TIPS ETF	—	—
SPDR Barclays Short Term Treasury ETF	—	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

	Amount Utilized	Amount Expired

SPDR Barclays Intermediate Term Treasury ETF	$—	$—
SPDR Barclays Long Term Treasury ETF	—	—
SPDR Barclays Short Term Corporate Bond ETF	—	—
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—
SPDR Barclays Long Term Corporate Bond ETF	—	—
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—
SPDR Barclays Convertible Securities ETF	—	—
SPDR Barclays Mortgage Backed Bond ETF	—	—
SPDR Barclays Aggregate Bond ETF	—	—
SPDR Nuveen Barclays Municipal Bond ETF	—	—
SPDR Nuveen Barclays California Municipal Bond ETF	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—
SPDR Nuveen Barclays Build America Bond ETF	59,221	—
SPDR DB International Government Inflation-Protected Bond ETF	—	—
SPDR Barclays Short Term International Treasury Bond ETF	—	—
SPDR Barclays International Treasury Bond ETF	—	—
SPDR Barclays International Corporate Bond ETF	—	—
SPDR Barclays Emerging Markets Local Bond ETF	—	—
SPDR Barclays High Yield Bond ETF	—	—
SPDR Barclays Short Term High Yield Bond ETF	—	—
SPDR Barclays Investment Grade Floating Rate ETF	—	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—

Under current tax laws, capital and foreign currency losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2011 through June 30, 2012 that are deferred for tax purposes until fiscal 2013:

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR Barclays 1-3 Month T-Bill ETF	$—	$(372,162)
SPDR Barclays TIPS ETF	—	—
SPDR Barclays Short Term Treasury ETF	—	—
SPDR Barclays Intermediate Term Treasury ETF	—	—
SPDR Barclays Long Term Treasury ETF	—	—
SPDR Barclays Short Term Corporate Bond ETF	—	—
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—
SPDR Barclays Long Term Corporate Bond ETF	—	—
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—
SPDR Barclays Convertible Securities ETF	—	—
SPDR Barclays Mortgage Backed Bond ETF	—	—
SPDR Barclays Aggregate Bond ETF	—	—
SPDR Nuveen Barclays Municipal Bond ETF	—	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR Nuveen Barclays California Municipal Bond ETF	$—	$—
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—
SPDR Nuveen Barclays Build America Bond ETF	—	—
SPDR DB International Government Inflation-Protected Bond ETF	—	—
SPDR Barclays Short Term International Treasury Bond ETF	—	(3,966,409)
SPDR Barclays International Treasury Bond ETF	—	—
SPDR Barclays International Corporate Bond ETF	—	—
SPDR Barclays Emerging Markets Local Bond ETF	—	—
SPDR Barclays High Yield Bond ETF	—	—
SPDR Barclays Short Term High Yield Bond ETF	—	—
SPDR Barclays Investment Grade Floating Rate ETF	—	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—

Distributions

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders monthly. Each Fund declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

3.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

Advisory Fee

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

	Annual Rate

SPDR Barclays 1-3 Month T-Bill ETF	0.1345%
SPDR Barclays TIPS ETF	0.1845
SPDR Barclays Short Term Treasury ETF	0.1200
SPDR Barclays Intermediate Term Treasury ETF	0.1345
SPDR Barclays Long Term Treasury ETF	0.1345
SPDR Barclays Short Term Corporate Bond ETF	0.1245
SPDR Barclays Intermediate Term Corporate Bond ETF	0.1500
SPDR Barclays Long Term Corporate Bond ETF	0.1500
SPDR Barclays Issuer Scored Corporate Bond ETF	0.1600
SPDR Barclays Convertible Securities ETF	0.4000
SPDR Barclays Mortgage Backed Bond ETF	0.2000
SPDR Barclays Aggregate Bond ETF	0.1845	*
SPDR Nuveen Barclays Municipal Bond ETF	0.3000	*

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

	Annual Rate

SPDR Nuveen Barclays California Municipal Bond ETF	0.2000%
SPDR Nuveen Barclays New York Municipal Bond ETF	0.2000
SPDR Nuveen Barclays Short Term Municipal Bond ETF	0.2000
SPDR Nuveen S&P VRDO Municipal Bond ETF	0.2000
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.5000	*
SPDR Nuveen Barclays Build America Bond ETF	0.3500
SPDR DB International Government Inflation-Protected Bond ETF	0.5000
SPDR Barclays Short Term International Treasury Bond ETF	0.3500
SPDR Barclays International Treasury Bond ETF	0.5000
SPDR Barclays International Corporate Bond ETF	0.5500
SPDR Barclays Emerging Markets Local Bond ETF	0.5000
SPDR Barclays High Yield Bond ETF	0.4000
SPDR Barclays Short Term High Yield Bond ETF	0.4000
SPDR Barclays Investment Grade Floating Rate ETF	0.1500
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	0.5000
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.4000	**

*	The Adviser has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.1345%, 0.23% and 0.45% until October 31, 2013 for the SPDR Barclays Aggregate Bond ETF, SPDR Nuveen Barclays Municipal Bond ETF and SPDR Nuveen S&P High Yield Municipal Bond ETF, respectively.
**	The Adviser has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.30% until October 31, 2015 for the SPDR BofA Merrill Lynch Crossover Corporate Bond ETF.

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser.

State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSgA FM serves as the investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the six months ended December 31, 2012, State Street earned securities lending agent fees from the following Funds:

Securities Lending
Agent Fees

SPDR Barclays 1-3 Month T-Bill ETF	$23,704
SPDR Barclays TIPS ETF	2,207
SPDR Barclays Short Term Treasury ETF	4
SPDR Barclays Intermediate Term Treasury ETF	686
SPDR Barclays Long Term Treasury ETF	159
SPDR Barclays Short Term Corporate Bond ETF	—
SPDR Barclays Intermediate Term Corporate Bond ETF	2,763
SPDR Barclays Long Term Corporate Bond ETF	618

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

Securities Lending
Agent Fees

SPDR Barclays Issuer Scored Corporate Bond ETF	$—
SPDR Barclays Convertible Securities ETF	36,176
SPDR Barclays Mortgage Backed Bond ETF	—
SPDR Barclays Aggregate Bond ETF	3,648
SPDR Nuveen Barclays Municipal Bond ETF	—
SPDR Nuveen Barclays California Municipal Bond ETF	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—
SPDR Nuveen Barclays Build America Bond ETF	—
SPDR DB International Government Inflation-Protected Bond ETF	—
SPDR Barclays Short Term International Treasury Bond ETF	257
SPDR Barclays International Treasury Bond ETF	1,797
SPDR Barclays International Corporate Bond ETF	65
SPDR Barclays Emerging Markets Local Bond ETF	1,290
SPDR Barclays High Yield Bond ETF	—
SPDR Barclays Short Term High Yield Bond ETF	—
SPDR Barclays Investment Grade Floating Rate ETF	119
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board of Trustees has determined that no such payments will be made through at least October 31, 2013 and therefore no such payments have been made.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

Trustees’ Fees

The Trust, SSgA Master Trust, SSgA Active ETF Trust and SPDR Index Shares Funds pay, in the aggregate, each Independent Trustee an annual fee of $150,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

Transactions with Affiliates

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”) and State Street Institutional Tax Free Money Market Fund-Institutional Class (“Tax Free Money Market Fund”), both a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio (“Master Portfolios”), respectively, each a series of State Street Master Funds. The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as interest income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSgA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund, Tax Free Money Market Fund and/or Prime Portfolio at December 31, 2012 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/12	Cost	Shares	Proceeds	Shares	12/31/12	Income	Gain/(Loss)

SPDR Barclays 1-3 Month T-Bill ETF	$343,929	$2,729,973	2,729,973	$2,096,267	2,096,267	$977,635	$712	$—
SPDR Barclays TIPS ETF	229,449	14,201,151	14,201,151	13,874,994	13,874,994	555,606	1,063	—
SPDR Barclays Short Term Treasury ETF	17,494	530,900	530,900	524,685	524,685	23,709	21	—
SPDR Barclays Intermediate Term Treasury ETF	309,305	18,110,672	18,110,672	17,212,858	17,212,858	1,207,119	673	—
SPDR Barclays Long Term Treasury ETF	30,510	3,996,640	3,996,640	3,905,328	3,905,328	121,822	177	—
SPDR Barclays Short Term Corporate Bond ETF	37,784,863	233,273,929	233,273,929	241,896,125	241,896,125	29,162,667	11,465	—
SPDR Barclays Intermediate Term Corporate Bond ETF	4,036,053	49,472,603	49,472,603	50,087,251	50,087,251	3,421,405	1,942	—
SPDR Barclays Long Term Corporate Bond ETF	570,221	15,448,479	15,448,479	15,196,759	15,196,759	821,941	976	—
SPDR Barclays Issuer Scored Corporate Bond ETF	323,331	3,636,764	3,636,764	3,554,090	3,554,090	406,005	532	—
SPDR Barclays Convertible Securities ETF	1,950,503	58,436,772	58,436,772	44,268,109	44,268,109	16,119,166	4,674	—
SPDR Barclays Mortgage Backed Bond ETF	38,609,848	3,277,487	3,277,487	3,167,520	3,167,520	38,719,815	39,797	—
SPDR Barclays Aggregate Bond ETF	182,094,141	132,411,830	132,411,830	114,052,954	114,052,954	200,453,017	182,014	—
SPDR Nuveen Barclays Build America Bond ETF	—	12,465,947	12,465,947	11,605,901	11,605,901	860,046	513	—
SPDR DB International Government Inflation-Protected Bond ETF	1,444,178	170,704,233	170,704,233	151,262,027	151,262,027	20,886,384	3,730	—
SPDR Barclays Short Term International Treasury Bond ETF	48,022	11,718,376	11,718,376	11,293,738	11,293,738	472,660	382	—
SPDR Barclays International Treasury Bond ETF	328,388	85,138,811	85,138,811	80,760,644	80,760,644	4,706,555	2,116	—
SPDR Barclays International Corporate Bond ETF	1,033	1,205,242	1,205,242	1,128,135	1,128,135	78,140	53	—
SPDR Barclays Emerging Markets Local Bond ETF	3,749,153	42,596,074	42,596,074	45,974,391	45,974,391	370,836	3,766	—
SPDR Barclays High Yield Bond ETF	113,698,781	1,688,308,718	1,688,308,718	1,712,158,317	1,712,158,317	89,849,182	113,444	—
SPDR Barclays Short Term High Yield Bond ETF	592,611	131,459,710	131,459,710	111,420,899	111,420,899	20,631,422	6,482	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/12	Cost	Shares	Proceeds	Shares	12/31/12	Income	Gain/(Loss)

SPDR Barclays Investment Grade Floating Rate ETF	$61,364	$2,139,833	2,139,833	$1,557,952	1,557,952	$643,245	$207	$—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	233,694	1,012,877	1,012,877	978,129	978,129	268,442	168	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	42,182	3,892,746	3,892,746	3,816,489	3,816,489	118,439	143	—

	Value at	Purchased		Sold		Value at		Realized
Tax Free Money Market Fund	6/30/12	Cost	Shares	Proceeds	Shares	12/31/12	Income	Gain/(Loss)

SPDR Nuveen Barclays Municipal Bond ETF	$5,402,072	$73,382,707	73,382,707	$63,143,351	63,143,351	$15,641,428	$—	$—
SPDR Nuveen Barclays California Municipal Bond ETF	2,176,895	14,583,740	14,583,740	16,255,168	16,255,168	505,467	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	108,090	2,628,133	2,628,133	2,728,475	2,728,475	7,748	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	2,902,320	107,673,455	107,673,455	105,325,147	105,325,147	5,250,628	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	598,164	7,093,869	7,093,869	7,689,646	7,689,646	2,387	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	2,457,747	53,842,951	53,842,951	55,793,212	55,793,212	507,486	—	—

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/12	Cost	Shares	Proceeds	Shares	12/31/12	Income	Gain/(Loss)

SPDR Barclays 1-3 Month T-Bill ETF	$—	$2,594,954,460	2,594,954,460	$2,594,954,460	2,594,954,460	$—	$134,333	$—
SPDR Barclays TIPS ETF	31,170,780	333,994,387	333,994,387	330,126,386	330,126,386	35,038,781	12,507	—
SPDR Barclays Short Term Treasury ETF	31,581	801,217	801,217	822,573	822,573	10,225	21	—
SPDR Barclays Intermediate Term Treasury ETF	14,463,796	45,679,659	45,679,659	56,901,752	56,901,752	3,241,703	3,875	—
SPDR Barclays Long Term Treasury ETF	1,764,865	20,551,510	20,551,510	20,380,620	20,380,620	1,935,755	901	—
SPDR Barclays Intermediate Term Corporate Bond ETF	13,566,242	26,987,900	26,987,900	27,164,284	27,164,284	13,389,858	15,624	—
SPDR Barclays Long Term Corporate Bond ETF	2,107,870	10,845,315	10,845,315	9,415,625	9,415,625	3,537,560	3,489	—
SPDR Barclays Convertible Securities ETF	78,566,992	287,911,088	287,911,088	267,037,035	267,037,035	99,441,045	204,976	—
SPDR Barclays Aggregate Bond ETF	30,686,955	90,700,063	90,700,063	97,677,933	97,677,933	23,709,085	20,656	—
SPDR Barclays Short Term International Treasury Bond ETF	460,144	5,002,333	5,002,333	5,462,477	5,462,477	—	1,456	—
SPDR Barclays International Treasury Bond ETF	5,711,554	14,086,615	14,086,615	19,798,169	19,798,169	—	10,182	—
SPDR Barclays International Corporate Bond ETF	—	3,005,890	3,005,890	2,694,960	2,694,960	310,930	365	—
SPDR Barclays Emerging Markets Local Bond ETF	4,442,300	13,059,855	13,059,855	17,502,155	17,502,155	—	7,308	—
SPDR Barclays Investment Grade Floating Rate ETF	395,678	5,241,413	5,241,413	4,286,053	4,286,053	1,351,038	676	—

4.	Shareholder Transactions

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 100,000 shares. Such transactions are generally permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date and in the case of SPDR Barclays Aggregate Bond ETF and SPDR Barclays Mortgage Backed Bond ETF, cash in lieu of TBA positions. Transaction fees ranging from of $250 to $1,500 per Creation Unit for each Fund, regardless of the number of Creation

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

Units that are created or redeemed on the same day, are charged to those persons creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and are used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities. The amounts are included in Other Capital on the Statements of Operations.

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at December 31, 2012 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Barclays 1-3 Month T-Bill ETF	$1,296,809,193	$23,153	$16,733	$6,420
SPDR Barclays TIPS ETF	731,679,443	71,624,088	94,259	71,529,829
SPDR Barclays Short Term Treasury ETF	3,010,346	15,061	419	14,642
SPDR Barclays Intermediate Term Treasury ETF	166,750,482	7,063,072	44,094	7,018,978
SPDR Barclays Long Term Treasury ETF	66,179,040	—	1,200,967	(1,200,967)
SPDR Barclays Short Term Corporate Bond ETF	1,721,901,639	12,328,078	929,489	11,398,589
SPDR Barclays Intermediate Term Corporate Bond ETF	342,690,628	17,277,069	311,574	16,965,495
SPDR Barclays Long Term Corporate Bond ETF	122,760,507	8,095,408	744,993	7,350,415
SPDR Barclays Issuer Scored Corporate Bond ETF	27,983,806	1,428,510	70,543	1,357,967
SPDR Barclays Convertible Securities ETF	987,449,394	84,221,588	48,069,967	36,151,621
SPDR Barclays Mortgage Backed Bond ETF	74,034,548	93,224	32,966	60,258
SPDR Barclays Aggregate Bond ETF	807,458,917	21,981,451	515,175	21,466,276
SPDR Nuveen Barclays Municipal Bond ETF	1,148,862,679	74,528,363	1,652,873	72,875,490
SPDR Nuveen Barclays California Municipal Bond ETF	94,464,024	6,801,938	293,065	6,508,873
SPDR Nuveen Barclays New York Municipal Bond ETF	29,158,153	2,034,463	30,710	2,003,753
SPDR Nuveen Barclays Short Term Municipal Bond ETF	1,577,916,786	23,356,189	1,687,685	21,668,504
SPDR Nuveen S&P VRDO Municipal Bond ETF	12,004,387	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	180,329,452	12,329,053	1,409,987	10,919,066
SPDR Nuveen Barclays Build America Bond ETF	96,465,339	7,915,541	65,438	7,850,103
SPDR DB International Government Inflation-Protected Bond ETF	1,450,921,497	148,744,726	5,228,745	143,515,981
SPDR Barclays Short Term International Treasury Bond ETF	248,636,410	5,815,631	4,391,066	1,424,565
SPDR Barclays International Treasury Bond ETF	1,829,527,558	137,744,332	26,302,390	111,441,942
SPDR Barclays International Corporate Bond ETF	108,789,607	4,966,654	224,965	4,741,689
SPDR Barclays Emerging Markets Local Bond ETF	146,084,846	6,586,555	1,718,899	4,867,656
SPDR Barclays High Yield Bond ETF	11,905,629,286	468,287,623	53,235,733	415,051,890
SPDR Barclays Short Term High Yield Bond ETF	616,574,103	8,601,701	2,692,176	5,909,525
SPDR Barclays Investment Grade Floating Rate ETF	16,477,030	104,385	4,341	100,044
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	14,941,443	837,531	22,843	814,688
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	15,085,604	553,745	18,222	535,523

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

6.	Investment Transactions

For the six months ended December 31, 2012, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/loss as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR Barclays 1-3 Month T-Bill ETF	$701,693,201	$944,916,662	$12,056
SPDR Barclays TIPS ETF	54,281,252	29,943,535	4,397,279
SPDR Barclays Short Term Treasury ETF	—	2,986,768	15,277
SPDR Barclays Intermediate Term Treasury ETF	—	24,218,067	1,279,128
SPDR Barclays Long Term Treasury ETF	63,865,202	63,164,683	2,432,566
SPDR Barclays Short Term Corporate Bond ETF	443,719,265	—	—
SPDR Barclays Intermediate Term Corporate Bond ETF	25,190,766	—	—
SPDR Barclays Long Term Corporate Bond ETF	1,867,753	16,147,797	1,636,937
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—	—
SPDR Barclays Convertible Securities ETF	124,363,543	55,281,918	5,332,397
SPDR Barclays Mortgage Backed Bond ETF	—	—	—
SPDR Barclays Aggregate Bond ETF	18,198,670	—	—
SPDR Nuveen Barclays Municipal Bond ETF	119,537,844	12,073,047	1,031,420
SPDR Nuveen Barclays California Municipal Bond ETF	4,547,300	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	1,759,100	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	46,746,715	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	21,913,655	—	—
SPDR Nuveen Barclays Build America Bond ETF	—	12,158,886	1,743,779
SPDR DB International Government Inflation-Protected Bond ETF	—	—	—
SPDR Barclays Short Term International Treasury Bond ETF	18,392,120	—	—
SPDR Barclays International Treasury Bond ETF	48,876,414	—	—
SPDR Barclays International Corporate Bond ETF	6,648,174	—	—
SPDR Barclays Emerging Markets Local Bond ETF	—	43,197,556	1,589,633
SPDR Barclays High Yield Bond ETF	2,496,147,984	2,090,063,641	113,695,813
SPDR Barclays Short Term High Yield Bond ETF	259,309,716	—	—
SPDR Barclays Investment Grade Floating Rate ETF	3,609,643	—	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—	—

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes in Net Assets. The table represents the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction.

For the six months ended December 31, 2012, the Funds had purchases and sales of investment securities (excluding short-term securities) as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales

SPDR Barclays 1-3 Month T-Bill ETF*	$4,021,662,473	$3,904,569,185	$—	$—
SPDR Barclays TIPS ETF	78,881,770	80,304,230	—	—
SPDR Barclays Short Term Treasury ETF*	712,316	697,279	—	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales

SPDR Barclays Intermediate Term Treasury ETF	$27,055,482	$27,628,975	$—	$—
SPDR Barclays Long Term Treasury ETF	6,070,225	5,963,314	—	—
SPDR Barclays Short Term Corporate Bond ETF*	—	—	446,351,493	264,776,358
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—	57,780,207	19,926,052
SPDR Barclays Long Term Corporate Bond ETF	—	—	59,565,246	8,395,627
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—	7,925,215	1,205,876
SPDR Barclays Convertible Securities ETF	—	—	84,549,053	85,750,068
SPDR Barclays Mortgage Backed Bond ETF	245,633,467	249,098,424	—	—
SPDR Barclays Aggregate Bond ETF	1,123,276,694	1,133,197,816	12,953,547	12,423,269
SPDR Nuveen Barclays Municipal Bond ETF	—	—	129,440,141	167,195,924
SPDR Nuveen Barclays California Municipal Bond ETF	—	—	27,503,372	17,734,817
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—	2,846,689	1,969,670
SPDR Nuveen Barclays Short Term Municipal Bond ETF*	—	—	289,512,340	237,865,674
SPDR Nuveen S&P VRDO Municipal Bond ETF*	—	—	7,395,000	9,800,000
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—	74,068,127	5,180,310
SPDR Nuveen Barclays Build America Bond ETF	—	—	20,904,381	8,861,147
SPDR DB International Government Inflation-Protected Bond ETF	—	—	447,285,709	242,366,182
SPDR Barclays Short Term International Treasury Bond ETF*	—	—	96,433,871	88,782,738
SPDR Barclays International Treasury Bond ETF	—	—	270,507,242	273,764,667
SPDR Barclays International Corporate Bond ETF	—	—	39,200,755	9,047,892
SPDR Barclays Emerging Markets Local Bond ETF	—	—	80,515,595	86,510,979
SPDR Barclays High Yield Bond ETF*	—	—	3,231,176,751	2,322,076,260
SPDR Barclays Short Term High Yield Bond ETF	—	—	285,943,813	74,925,644
SPDR Barclays Investment Grade Floating Rate ETF	—	—	2,488,409	126,000
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—	2,175,396	2,104,997
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—	5,971,338	797,886

* Fund includes investments in short-term securities.

For the six months ended December 31, 2012, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.	Concentration of Risk

The Funds’ assets may be concentrated in a particular state or geographic area, or in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of bonds of a particular state or geographic area, or in a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry, group of industries or type of instrument, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of instrument.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

8.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral held with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of December 31, 2012 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

9. Recent Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2012 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested on July 1, 2012 and held for the six months ended December 31, 2012.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $250 to $1,500 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/12 to
Actual	Expense Ratio	7/1/12	12/31/12	12/31/12

SPDR Barclays 1-3 Month T-Bill ETF	0.14%	$1,000	$999.90	$0.71
SPDR Barclays TIPS ETF	0.19	1,000	1,028.40	0.97
SPDR Barclays Short Term Treasury ETF	0.12	1,000	1,004.50	0.61
SPDR Barclays Intermediate Term Treasury ETF	0.14	1,000	1,005.70	0.71
SPDR Barclays Long Term Treasury ETF	0.14	1,000	994.00	0.70
SPDR Barclays Short Term Corporate Bond ETF	0.13	1,000	1,018.80	0.66
SPDR Barclays Intermediate Term Corporate Bond ETF	0.15	1,000	1,042.10	0.77
SPDR Barclays Long Term Corporate Bond ETF	0.15	1,000	1,064.70	0.78
SPDR Barclays Issuer Scored Corporate Bond ETF	0.16	1,000	1,040.20	0.82
SPDR Barclays Convertible Securities ETF	0.40	1,000	1,092.70	2.11
SPDR Barclays Mortgage Backed Bond ETF	0.20	1,000	1,005.30	1.01
SPDR Barclays Aggregate Bond ETF	0.13	1,000	1,016.50	0.66
SPDR Nuveen Barclays Municipal Bond ETF	0.23	1,000	1,031.00	1.18

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2012 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/12 to
Actual	Expense Ratio	7/1/12	12/31/12	12/31/12

SPDR Nuveen Barclays California Municipal Bond ETF	0.20%	$1,000	$1,038.80	$1.03
SPDR Nuveen Barclays New York Municipal Bond ETF	0.20	1,000	1,033.60	1.03
SPDR Nuveen Barclays Short Term Municipal Bond ETF	0.20	1,000	1,003.50	1.01
SPDR Nuveen S&P VRDO Municipal Bond ETF	0.20	1,000	1,000.70	1.01
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.45	1,000	1,071.40	2.35
SPDR Nuveen Barclays Build America Bond ETF	0.35	1,000	1,053.10	1.81
SPDR DB International Government Inflation-Protected Bond ETF	0.50	1,000	1,094.50	2.64
SPDR Barclays Short Term International Treasury Bond ETF	0.35	1,000	1,023.60	1.79
SPDR Barclays International Treasury Bond ETF	0.50	1,000	1,043.70	2.58
SPDR Barclays International Corporate Bond ETF	0.55	1,000	1,101.40	2.91
SPDR Barclays Emerging Markets Local Bond ETF	0.50	1,000	1,087.60	2.63
SPDR Barclays High Yield Bond ETF	0.40	1,000	1,077.20	2.09
SPDR Barclays Short Term High Yield Bond ETF	0.40	1,000	1,058.70	2.08
SPDR Barclays Investment Grade Floating Rate ETF	0.15	1,000	1,013.10	0.76
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	0.50	1,000	1,082.30	2.62
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.30	1,000	1,066.00	1.56
				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/12 to
Hypothetical	Expense Ratio	7/1/12	12/31/12	12/31/12

SPDR Barclays 1-3 Month T-Bill ETF	0.14%	$1,000	$1,024.49	$0.71
SPDR Barclays TIPS ETF	0.19	1,000	1,024.24	0.97
SPDR Barclays Short Term Treasury ETF	0.12	1,000	1,024.60	0.61
SPDR Barclays Intermediate Term Treasury ETF	0.14	1,000	1,024.49	0.71
SPDR Barclays Long Term Treasury ETF	0.14	1,000	1,024.49	0.71
SPDR Barclays Short Term Corporate Bond ETF	0.13	1,000	1,024.54	0.66
SPDR Barclays Intermediate Term Corporate Bond ETF	0.15	1,000	1,024.44	0.77
SPDR Barclays Long Term Corporate Bond ETF	0.15	1,000	1,024.44	0.77
SPDR Barclays Issuer Scored Corporate Bond ETF	0.16	1,000	1,024.39	0.82
SPDR Barclays Convertible Securities ETF	0.40	1,000	1,023.18	2.04
SPDR Barclays Mortgage Backed Bond ETF	0.20	1,000	1,024.19	1.02
SPDR Barclays Aggregate Bond ETF	0.13	1,000	1,024.54	0.66
SPDR Nuveen Barclays Municipal Bond ETF	0.23	1,000	1,024.04	1.17

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2012 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/12 to
Hypothetical	Expense Ratio	7/1/12	12/31/12	12/31/12

SPDR Nuveen Barclays California Municipal Bond ETF	0.20%	$1,000	$1,024.19	$1.02
SPDR Nuveen Barclays New York Municipal Bond ETF	0.20	1,000	1,024.19	1.02
SPDR Nuveen Barclays Short Term Municipal Bond ETF	0.20	1,000	1,024.19	1.02
SPDR Nuveen S&P VRDO Municipal Bond ETF	0.20	1,000	1,024.19	1.02
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.45	1,000	1,022.93	2.29
SPDR Nuveen Barclays Build America Bond ETF	0.35	1,000	1,023.44	1.79
SPDR DB International Government Inflation-Protected Bond ETF	0.50	1,000	1,022.68	2.55
SPDR Barclays Short Term International Treasury Bond ETF	0.35	1,000	1,023.44	1.79
SPDR Barclays International Treasury Bond ETF	0.50	1,000	1,022.68	2.55
SPDR Barclays International Corporate Bond ETF	0.55	1,000	1,022.43	2.80
SPDR Barclays Emerging Markets Local Bond ETF	0.50	1,000	1,022.68	2.55
SPDR Barclays High Yield Bond ETF	0.40	1,000	1,023.18	2.04
SPDR Barclays Short Term High Yield Bond ETF	0.40	1,000	1,023.18	2.04
SPDR Barclays Investment Grade Floating Rate ETF	0.15	1,000	1,024.44	0.77
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	0.50	1,000	1,022.68	2.55
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.30	1,000	1,023.69	1.53

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the investment advisor voted for the prior 12-months period ended June 30 is available by

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2012 (Unaudited)

August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreement

At in-person meetings held prior to December 31, 2012, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSgA Funds Management, Inc. (the “Adviser”) with respect to the operational fixed income series of the Trust (each a “Current ETF”, collectively, the “Current ETFs”) and to continue and/or approve, as the case may be, the Agreement with respect to the previously approved non-operational series of the Trust and SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF and SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (collectively, the “New ETFs” and together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust’s Administrator, Transfer Agent and Custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services to be provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) costs to the Adviser of its services, and (iii) the extent to which economies of scale would be realized if and as the SPDR ETFs grow and whether the fee in the Agreement reflects these economies of scale.

The Board considered the nature, extent and quality of services to be provided by the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of the SPDR ETFs, in accordance with each SPDR ETF’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of each SPDR ETF, as an exchange-traded fund (“ETF”), and the experience and expertise of the Adviser with ETFs. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and ETFs in particular. The Board also considered the Adviser’s experience in managing fixed income ETFs. The Board then determined that the nature, extent and quality of services anticipated to be provided by the Adviser to the Trust were necessary and appropriate.

The Board considered whether the Adviser benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions. The Board concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationship with the Trust, those benefits are not so significant as to cause the Adviser’s fees with respect to the SPDR ETFs to be excessive.

The Board determined that the Adviser is likely to realize economies of scale in managing the SPDR ETFs as assets grow in size. The Board further determined that such economies of scale are shared with the SPDR ETFs by way of

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2012 (Unaudited)

the relatively low advisory fee and unitary fee structure of the Trust, although the Board intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the SPDR ETFs’ unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., ETFs tracking fixed income indexes, as applicable. The Board reviewed the universe of similar exchange traded funds for the SPDR ETFs based upon data from Lipper Analytical Services and related comparative information for similar exchange traded funds. The Board also reviewed the estimated expense ratio for the New ETFs. The Board used a fund by fund analysis of the data. The Board concluded, based on the information presented, that each SPDR ETF’s fees were fair and reasonable in light of those of its direct competitors.

The Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the Adviser’s fee for each SPDR ETF and the unitary fee, considered in relation to services expected to be provided, were fair and reasonable; (c) any additional benefits to the Adviser were not of a magnitude materially to affect the Board’s conclusions; and (d) fees expected to be paid to the Adviser were expected to share economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.

At in-person meetings held prior to December 31, 2012, the Board also considered the continuation of the Sub-Advisory Agreement (the “Nuveen Sub-Advisory Agreement”) between the Trust and Nuveen Asset Management (“Nuveen”) with respect to each of the Nuveen sub-advised municipal bond ETFs (the “Municipal Bond ETFs”).

In evaluating the Nuveen Sub-Advisory Agreement, the Board drew on materials provided to them by Nuveen and the Adviser. In deciding whether to approve the Nuveen Sub-Advisory Agreement, the Board considered various factors, including: (i) the nature, extent and quality of services expected to be provided by Nuveen with respect to the Municipal Bond ETFs under the Nuveen Sub-Advisory Agreement; and (ii) investment performance of municipal bond funds managed by Nuveen. The Board was apprised of the portion of the current advisory fee that the Adviser would pay to Nuveen under the Nuveen Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Municipal Bond ETFs.

The Board considered the background and experience of Nuveen’s senior management and in particular Nuveen’s experience in investing in municipal securities. The Board noted that Nuveen brings significant municipal securities experience to bear in managing the Municipal Bond ETFs. The Board noted that Nuveen has extensive experience in managing municipal securities and reviewed Nuveen’s assets under management in portfolios of municipal securities for a wide array of mutual funds, closed-end funds, retail managed accounts and institutional managed accounts.

The Board, including the Independent Trustees voting separately, approved the Nuveen Sub-Advisory Agreement for the Municipal Bond ETFs after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by Nuveen to the Municipal Bond ETFs were adequate and appropriate; and (b) Nuveen’s experience in managing municipal bond funds is extensive.

At an in-person meeting held prior to December 31, 2012, the Board also considered the continuation of the Sub-Advisory Agreement (the “SSgA Limited Sub-Advisory Agreement”) between the Trust and State Street Global Advisors Limited (“SSgA Limited”), an affiliate of the Adviser, with respect to the ETFs sub-advised by SSgA Limited (the “Foreign Fixed Income ETFs”).

In evaluating the SSgA Limited Sub-Advisory Agreement, the Board drew on materials provided to them by SSgA Limited and the Adviser. In deciding whether to approve the SSgA Limited Sub-Advisory Agreement, the Board considered various factors, including: (i) the nature, extent and quality of services expected to be provided by SSgA Limited with respect to the Foreign Fixed Income ETFs under the SSgA Limited Sub-Advisory Agreement; and (ii) SSgA Limited’s experience in managing emerging markets fixed income securities. The Board was apprised of the portion of the current advisory fee that the Adviser would pay to SSgA Limited under the SSgA Limited Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Foreign Fixed Income ETFs.

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2012 (Unaudited)

The Board considered the background and experience of SSgA Limited’s senior management and in particular SSgA Limited’s experience in investing in foreign fixed income securities. The Board noted that SSgA Limited would bring significant foreign fixed income securities experience to bear in managing the Foreign Fixed Income ETFs.

The Board, including the Independent Trustees voting separately, approved the SSgA Limited Sub-Advisory Agreement for the Foreign Fixed Income ETFs, after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by SSgA Limited to the Foreign Fixed Income ETFs were adequate and appropriate; and (b) SSgA Limited’s experience in foreign fixed income securities was extensive.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust

SPDR Dow Jones Total Market ETF (TMW)
SPDR Dow Jones Large Cap ETF (ELR)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Dow Jones Mid Cap ETF (EMM)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Mortgage Finance ETF (KME)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR S&P 1500 Value Tilt ETF (VLU)
SPDR S&P 1500 Momentum Tilt ETF (MMTM)
SPDR Russell 1000 Low Volatility ETF (LGLV)
SPDR Russell 2000 Low Volatility ETF (SMLV)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays 1-3 Month T-Bill ETF (BIL)
SPDR Barclays TIPS ETF (IPE)
SPDR Barclays Short Term Treasury ETF (SST)
SPDR Barclays Intermediate Term Treasury ETF (ITE)
SPDR Barclays Long Term Treasury ETF (TLO)
SDPR Barclays Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Long Term Corporate Bond ETF (LWC)
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Convertible Securities ETF (CWB)
SPDR Barclays Mortgage Backed Bond ETF (MBG)
SPDR Barclays Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Municipal Bond ETF (TFI)
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays International Treasury Bond ETF (BWX)
SPDR Barclays International Corporate Bond ETF (IBND)
SPDR Barclays Emerging Markets Local Bond ETF (EBND)

SPDR Barclays High Yield Bond ETF (JNK)
SPDR Barclays Short Term High Yield Bond ETF (SJNK)
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR MSCI ACWI IMI ETF (ACIM)
SPDR MSCI EM 50 ETF (EMFT)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

The Select Sectors SPDR Trust

The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SSgA Active ETF Trust

SPDR SSgA Multi-Asset Real Return ETF (RLY)
SPDR SSgA Income Allocation ETF (INKM)
SPDR SSgA Global Allocation ETF (GAL)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSgA Active ETF Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for

SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and all investment portfolios of The Select Sector SPDR Trust.

SPDR Series Trust
trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
officers
Ellen M. Needham, President
Michael P. Riley, Vice President
Chad C. Hallett, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Laura F. Dell, Assistant Treasurer
Ryan M. Louvar, Secretary
Mark E. Tuttle, Assistant Secretary
Scott E. Habeeb, Assistant Secretary
Jacqueline Angell, Chief Compliance Officer
investment manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
custodian, administrator and transfer agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
legal counsel
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006
independent registered public accounting firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State
Street Corporation. State Street Global Markets, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

State Street Global Advisors State Street Financial Center One Lincoln Street Boston, MA 02111 ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns. Bond funds contain interest rate risk (as interest rates rise bond prices usually fall); the risk of issuer default; and inflation risk. Barclays is a trademark of Barclays, the investment banking division of Barclays Bank PLC (“Barclays”) and has been licensed for use in connection with the listing and trading of the SPDR Barclays ETFs. The products are not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in them. “Deutsche Bank” and “DB Global Government ex-US Inflation-Linked Bond Capped IndexSM“ are reprinted with permission. ©Copyright 2008 Deutsche Bank AG. All rights reserved. “Deutsche Bank” and DB Global Government ex-US Inflation-Linked Bond Capped IndexSM are service marks of Deutsche Bank AG and have been licensed for use for certain purposes by State Street Global Advisors. The SPDR DB International Government Inflation-Protected Bond ETF is not sponsored, endorsed, sold or promoted by Deutsche Bank AG. Deutsche Bank AG, as Index Provider, makes no representation, express or implied, regarding the advisability of investing in this product. “SPDR” is a registered trademark of Standard & Poor Financial Services LLC (“S&P”) and has been licensed for use by State Street Corporation. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors’ rights are described in the prospectus for the applicable product. Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500, SPDR S&P MidCap 400 and SPDR Dow Jones Industrial Average, all unit investment trusts, and Select Sector SPDRs. ALPS Distributors, Inc. is not affiliated with State Street Global Markets, LLC. Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, zcall 866.787.2257 or visit www.spdrs.com. Read it carefully. IBG-6882 For more complete information, please call 866.787.2257 or visit www.spdrs.com today SPDR FI SAR

Item 2. Code of Ethics
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 3. Audit Committee Financial Expert
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 4. Principal Accountant Fees and Services
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 5. Audit Committee of Listed Registrants
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 6. Schedule of Investments
A Schedule of Investments for each series of the registrant is included as a part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable to the registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable to the registrant.
Item 10. Submission of Matters to a Vote of Security Holders
The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures
(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures and evaluated their effectiveness. Based on the review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) In the registrant’s second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the registrant’s internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 12. Exhibits
(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.
(a)(3) Not applicable
(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® SERIES TRUST
By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer
Date: March 7, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer
Date: March 7, 2013

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer
Date: March 7, 2013